John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Communication services – 10.1%
Diversified telecommunication services – 0.9%
AT&T, Inc.	1,432,562	$41,529,972
Comcast Corp., Class A	732,872	21,040,755
Verizon Communications, Inc.	865,157	43,430,881
		106,001,608
Entertainment – 1.3%
Electronic Arts, Inc.	46,057	9,389,641
Live Nation Entertainment, Inc. (A)	32,400	4,941,324
Netflix, Inc. (A)	863,852	83,059,370
Take-Two Interactive Software, Inc. (A)	35,639	7,038,703
The Walt Disney Company	361,904	34,880,308
TKO Group Holdings, Inc.	13,603	2,743,045
Warner Brothers Discovery, Inc. (A)	508,449	13,962,010
		156,014,401
Interactive media and services – 7.5%
Alphabet, Inc., Class A	1,191,404	342,600,134
Alphabet, Inc., Class C	956,968	274,515,840
Meta Platforms, Inc., Class A	447,544	256,053,349
		873,169,323
Media – 0.2%
Charter Communications, Inc., Class A (A)	18,056	3,897,929
EchoStar Corp., Class A (A)	27,421	3,210,176
Fox Corp., Class A	36,712	2,143,981
Fox Corp., Class B	30,453	1,617,054
News Corp., Class A	76,840	1,915,621
News Corp., Class B	25,328	722,101
Omnicom Group, Inc.	65,451	4,929,115
Paramount Skydance Corp., Class B (B)	63,768	575,187
The Trade Desk, Inc., Class A (A)	90,348	2,049,996
		21,061,160
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	96,743	20,318,932
		1,176,565,424
Consumer discretionary – 9.7%
Automobile components – 0.0%
Aptiv PLC (A)	44,337	3,078,761
Automobiles – 2.1%
Ford Motor Company	803,032	9,266,989
General Motors Company	184,727	13,762,162
Tesla, Inc. (A)	575,552	213,961,456
		236,990,607
Broadline retail – 3.7%
Amazon.com, Inc. (A)	1,998,988	416,329,231
eBay, Inc.	92,745	8,441,650
		424,770,881
Distributors – 0.0%
Genuine Parts Company	28,544	3,018,528
Pool Corp.	6,726	1,360,872
		4,379,400
Hotels, restaurants and leisure – 1.8%
Airbnb, Inc., Class A (A)	87,265	11,019,824
Booking Holdings, Inc.	6,614	27,847,056
Carnival Corp.	237,211	6,139,021
Chipotle Mexican Grill, Inc. (A)	260,646	8,343,278
Darden Restaurants, Inc.	23,867	4,678,887
Domino's Pizza, Inc.	6,378	2,288,363
DoorDash, Inc., Class A (A)	76,705	11,517,256
Expedia Group, Inc.	24,009	5,543,438
Hilton Worldwide Holdings, Inc.	46,193	14,046,367
Las Vegas Sands Corp.	62,428	3,363,621
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Marriott International, Inc., Class A	44,622	$14,594,518
McDonald's Corp.	146,125	45,414,189
MGM Resorts International (A)	42,090	1,557,751
Norwegian Cruise Line Holdings, Ltd. (A)	93,414	1,746,842
Royal Caribbean Cruises, Ltd.	52,040	14,320,367
Starbucks Corp.	233,277	20,899,286
Wynn Resorts, Ltd.	17,323	1,759,151
Yum! Brands, Inc.	56,971	8,857,851
		203,937,066
Household durables – 0.2%
D.R. Horton, Inc.	53,370	7,323,431
Garmin, Ltd.	33,545	7,782,775
Lennar Corp., Class A	44,271	3,844,494
NVR, Inc. (A)	583	3,841,871
PulteGroup, Inc.	39,995	4,703,812
		27,496,383
Leisure products – 0.0%
Hasbro, Inc.	27,355	2,560,428
Specialty retail – 1.7%
AutoZone, Inc. (A)	3,413	11,528,363
Best Buy Company, Inc.	40,092	2,573,906
Carvana Company (A)	29,018	9,122,679
Lowe's Companies, Inc.	115,074	27,189,685
O'Reilly Automotive, Inc. (A)	173,199	15,988,000
Ross Stores, Inc.	65,051	14,091,998
The Home Depot, Inc.	203,189	66,826,830
The TJX Companies, Inc.	226,084	36,105,615
Tractor Supply Company	108,422	4,911,517
Ulta Beauty, Inc. (A)	9,200	4,808,932
Williams-Sonoma, Inc.	24,990	4,556,427
		197,703,952
Textiles, apparel and luxury goods – 0.2%
Deckers Outdoor Corp. (A)	29,905	2,993,191
Lululemon Athletica, Inc. (A)	22,142	3,389,940
NIKE, Inc., Class B	244,032	12,889,770
Ralph Lauren Corp.	7,953	2,735,752
Tapestry, Inc.	41,991	5,925,350
		27,934,003
		1,128,851,481
Consumer staples – 5.2%
Beverages – 1.1%
Brown-Forman Corp., Class B	36,131	955,304
Constellation Brands, Inc., Class A	28,926	4,338,900
Keurig Dr. Pepper, Inc.	278,764	7,339,856
Molson Coors Beverage Company, Class B	34,740	1,495,904
Monster Beverage Corp. (A)	146,345	10,604,159
PepsiCo, Inc.	278,292	43,215,965
The Coca-Cola Company	794,371	60,411,915
		128,362,003
Consumer staples distribution and retail – 2.1%
Costco Wholesale Corp.	90,935	90,610,362
Dollar General Corp.	45,163	5,362,203
Dollar Tree, Inc. (A)	38,922	4,262,348
Sysco Corp.	98,256	7,008,600
Target Corp.	93,236	11,300,203
The Kroger Company	117,811	8,524,804
Walmart, Inc.	896,599	111,429,324
		238,497,844
Food products – 0.5%
Archer-Daniels-Midland Company	98,607	7,167,743

1

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Bunge Global SA	27,773	$3,532,726
Conagra Brands, Inc.	98,156	1,543,012
General Mills, Inc.	109,453	4,073,841
Hormel Foods Corp.	59,813	1,354,764
McCormick & Company, Inc.	51,962	2,620,963
Mondelez International, Inc., Class A	258,599	14,905,646
The Campbell's Company (B)	40,317	897,860
The Hershey Company	30,403	6,320,480
The J.M. Smucker Company	21,890	2,111,072
The Kraft Heinz Company	174,874	3,932,916
Tyson Foods, Inc., Class A	58,077	3,720,993
		52,182,016
Household products – 0.8%
Church & Dwight Company, Inc.	49,272	4,598,063
Colgate-Palmolive Company	165,394	14,096,531
Kimberly-Clark Corp.	68,093	6,568,932
The Clorox Company	25,029	2,593,755
The Procter & Gamble Company	475,011	68,610,589
		96,467,870
Personal care products – 0.1%
Kenvue, Inc.	393,098	6,777,010
The Estee Lauder Companies, Inc., Class A	50,445	3,620,438
		10,397,448
Tobacco – 0.6%
Altria Group, Inc.	344,439	22,729,530
Philip Morris International, Inc.	317,307	52,463,539
		75,193,069
		601,100,250
Energy – 4.0%
Energy equipment and services – 0.3%
Baker Hughes Company	202,473	12,360,977
Halliburton Company	172,688	6,733,105
SLB, Ltd.	306,538	15,752,988
		34,847,070
Oil, gas and consumable fuels – 3.7%
APA Corp.	72,773	3,088,486
Chevron Corp.	383,429	79,331,460
ConocoPhillips	250,447	33,059,004
Coterra Energy, Inc.	156,226	5,489,782
Devon Energy Corp.	121,484	6,113,075
Diamondback Energy, Inc.	38,215	7,558,545
EOG Resources, Inc.	111,334	16,095,556
EQT Corp.	128,051	8,149,166
Expand Energy Corp.	48,870	5,364,949
Exxon Mobil Corp.	855,081	145,073,042
Kinder Morgan, Inc.	401,713	13,469,437
Marathon Petroleum Corp.	59,929	14,633,463
Occidental Petroleum Corp.	147,574	9,592,310
ONEOK, Inc.	129,112	11,670,434
Phillips 66	82,674	15,061,549
Targa Resources Corp.	44,045	11,043,403
Texas Pacific Land Corp.	11,883	5,639,196
The Williams Companies, Inc.	250,579	18,237,140
Valero Energy Corp.	62,584	15,463,255
		424,133,252
		458,980,322
Financials – 12.4%
Banks – 3.4%
Bank of America Corp.	1,359,546	66,277,868
Citigroup, Inc.	357,635	40,559,385
Citizens Financial Group, Inc.	88,126	5,284,916
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Fifth Third Bancorp	182,549	$8,481,227
Huntington Bancshares, Inc.	408,589	6,394,418
JPMorgan Chase & Co.	552,117	162,410,737
KeyCorp	190,616	3,821,851
M&T Bank Corp.	31,536	6,519,122
Regions Financial Corp.	179,919	4,699,484
The PNC Financial Services Group, Inc.	82,502	17,167,841
Truist Financial Corp.	254,539	11,701,158
U.S. Bancorp	318,949	16,588,537
Wells Fargo & Company	633,239	50,412,157
		400,318,701
Capital markets – 3.2%
Ameriprise Financial, Inc.	18,258	8,113,855
Ares Management Corp., Class A	42,271	4,611,766
BlackRock, Inc.	29,607	28,473,348
Cboe Global Markets, Inc.	21,472	6,035,135
CME Group, Inc.	73,990	21,852,947
Coinbase Global, Inc., Class A (A)	45,094	7,873,863
FactSet Research Systems, Inc.	7,685	1,667,568
Franklin Resources, Inc.	63,070	1,489,713
Interactive Brokers Group, Inc., Class A	91,383	6,129,058
Intercontinental Exchange, Inc.	116,994	18,400,816
Invesco, Ltd.	91,329	2,218,381
KKR & Company, Inc.	140,829	13,026,683
Moody's Corp.	31,481	13,733,586
Morgan Stanley	245,649	40,426,456
MSCI, Inc.	14,792	7,973,036
Nasdaq, Inc.	92,556	7,857,079
Northern Trust Corp.	38,804	5,415,874
Raymond James Financial, Inc.	36,177	5,238,068
Robinhood Markets, Inc., Class A (A)	161,350	11,181,555
S&P Global, Inc.	62,513	26,589,279
State Street Corp.	57,311	7,253,280
T. Rowe Price Group, Inc.	44,779	4,036,379
The Bank of New York Mellon Corp.	140,051	16,614,250
The Blackstone Group, Inc.	151,521	17,423,400
The Charles Schwab Corp.	342,728	32,209,577
The Goldman Sachs Group, Inc.	61,542	52,063,917
		367,908,869
Consumer finance – 0.5%
American Express Company	109,065	32,989,981
Capital One Financial Corp.	127,853	23,324,223
Synchrony Financial	68,559	4,663,383
		60,977,587
Financial services – 3.6%
Apollo Global Management, Inc.	95,277	10,615,763
Berkshire Hathaway, Inc., Class B (A)	375,541	179,959,247
Block, Inc. (A)	112,374	6,762,667
Corpay, Inc. (A)	14,355	4,177,161
Fidelity National Information Services, Inc.	106,256	4,984,469
Fiserv, Inc. (A)	110,360	6,158,088
Global Payments, Inc.	48,577	3,269,232
Jack Henry & Associates, Inc.	14,851	2,347,052
Mastercard, Inc., Class A	166,797	83,341,789
PayPal Holdings, Inc.	184,173	8,330,145
Visa, Inc., Class A	344,317	104,066,370
		414,011,983
Insurance – 1.7%
Aflac, Inc.	93,561	10,264,577
American International Group, Inc.	110,714	8,331,229
Aon PLC, Class A	44,102	14,235,244
Arch Capital Group, Ltd. (A)	74,093	7,112,187
Arthur J. Gallagher & Company	52,693	11,412,250

2

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Assurant, Inc.	10,276	$2,238,216
Brown & Brown, Inc.	60,247	3,928,707
Chubb, Ltd.	74,037	24,130,879
Cincinnati Financial Corp.	32,013	5,037,246
Erie Indemnity Company, Class A	5,213	1,310,079
Everest Group, Ltd.	7,525	2,459,546
Globe Life, Inc.	16,334	2,273,203
Loews Corp.	34,772	3,711,563
Marsh & McLennan Companies, Inc.	98,487	17,082,570
MetLife, Inc.	113,565	8,031,317
Principal Financial Group, Inc.	41,023	3,696,583
Prudential Financial, Inc.	71,817	7,015,803
The Allstate Corp.	53,694	11,132,914
The Hartford Insurance Group, Inc.	57,178	7,732,181
The Progressive Corp.	120,321	23,852,435
The Travelers Companies, Inc.	44,206	12,894,006
W.R. Berkley Corp.	61,600	4,082,848
Willis Towers Watson PLC	19,646	5,711,092
		197,676,675
		1,440,893,815
Health care – 9.3%
Biotechnology – 1.7%
AbbVie, Inc.	360,973	78,508,018
Amgen, Inc.	110,489	38,875,555
Biogen, Inc. (A)	30,102	5,518,600
Gilead Sciences, Inc.	254,572	35,479,700
Incyte Corp. (A)	33,838	3,184,833
Moderna, Inc. (A)	71,345	3,624,326
Regeneron Pharmaceuticals, Inc.	20,679	15,977,423
Vertex Pharmaceuticals, Inc. (A)	52,060	23,246,872
		204,415,327
Health care equipment and supplies – 1.8%
Abbott Laboratories	353,585	36,302,572
Align Technology, Inc. (A)	13,691	2,347,048
Baxter International, Inc.	105,476	1,771,997
Becton, Dickinson and Company	56,609	8,900,633
Boston Scientific Corp. (A)	304,179	19,087,232
DexCom, Inc. (A)	80,026	5,025,633
Edwards Lifesciences Corp. (A)	119,070	9,535,126
GE HealthCare Technologies, Inc.	93,468	6,653,052
Hologic, Inc. (A)	45,668	3,452,044
IDEXX Laboratories, Inc. (A)	16,384	9,206,006
Insulet Corp. (A)	14,434	3,028,831
Intuitive Surgical, Inc. (A)	72,738	33,531,491
Medtronic PLC	263,176	22,804,200
ResMed, Inc.	29,950	6,723,176
Solventum Corp. (A)	30,251	1,975,390
STERIS PLC	20,139	4,453,337
Stryker Corp.	70,622	23,205,683
The Cooper Companies, Inc. (A)	40,793	2,916,700
Zimmer Biomet Holdings, Inc.	40,665	3,676,929
		204,597,080
Health care providers and services – 1.5%
Cardinal Health, Inc.	48,752	10,301,785
Cencora, Inc.	39,781	12,496,803
Centene Corp. (A)	95,810	3,136,819
CVS Health Corp.	260,472	18,707,099
DaVita, Inc. (A)	7,243	1,113,177
Elevance Health, Inc.	45,601	13,349,693
HCA Healthcare, Inc.	31,907	15,099,669
Henry Schein, Inc. (A)	20,533	1,513,282
Humana, Inc.	24,679	4,279,092
Labcorp Holdings, Inc.	17,010	4,538,438
McKesson Corp.	24,948	21,589,001
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Quest Diagnostics, Inc.	22,825	$4,473,244
The Cigna Group	53,495	14,269,791
UnitedHealth Group, Inc.	184,642	49,962,279
Universal Health Services, Inc., Class B	11,333	2,028,267
		176,858,439
Life sciences tools and services – 0.8%
Agilent Technologies, Inc.	58,171	6,630,331
Bio-Techne Corp.	31,971	1,670,804
Charles River Laboratories International, Inc. (A)	10,098	1,741,905
Danaher Corp.	128,991	24,456,694
IQVIA Holdings, Inc. (A)	34,943	5,959,179
Mettler-Toledo International, Inc. (A)	4,192	5,286,950
Revvity, Inc.	23,264	2,038,159
Thermo Fisher Scientific, Inc.	76,342	37,524,383
Waters Corp. (A)	20,175	6,008,115
West Pharmaceutical Services, Inc.	14,762	3,699,948
		95,016,468
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Company	417,711	25,334,172
Eli Lilly & Company	162,138	149,129,668
Johnson & Johnson	492,890	120,482,032
Merck & Company, Inc.	509,280	61,261,291
Pfizer, Inc.	1,166,640	32,759,251
Viatris, Inc.	236,327	3,192,778
Zoetis, Inc.	85,625	10,121,731
		402,280,923
		1,083,168,237
Industrials – 8.9%
Aerospace and defense – 2.3%
Axon Enterprise, Inc. (A)	16,191	6,876,156
General Dynamics Corp.	52,022	17,854,991
General Electric Company	214,587	60,893,353
Howmet Aerospace, Inc.	82,498	19,012,489
Huntington Ingalls Industries, Inc.	8,052	3,058,955
L3Harris Technologies, Inc.	38,381	13,247,202
Lockheed Martin Corp.	41,240	24,925,044
Northrop Grumman Corp.	27,047	18,452,545
RTX Corp.	275,109	53,068,526
Textron, Inc.	36,159	3,166,082
The Boeing Company (A)	160,672	31,978,548
TransDigm Group, Inc.	11,556	13,392,942
		265,926,833
Air freight and logistics – 0.3%
C.H. Robinson Worldwide, Inc.	24,240	4,025,537
Expeditors International of Washington, Inc.	27,499	3,938,682
FedEx Corp.	43,546	15,510,214
United Parcel Service, Inc., Class B	151,631	14,917,458
		38,391,891
Building products – 0.5%
A.O. Smith Corp.	23,262	1,533,896
Allegion PLC	17,653	2,564,804
Builders FirstSource, Inc. (A)	22,690	1,868,068
Carrier Global Corp.	156,397	8,806,715
Johnson Controls International PLC	125,397	16,420,737
Lennox International, Inc.	6,549	3,039,587
Masco Corp.	42,615	2,572,668
Trane Technologies PLC	45,498	18,960,837
		55,767,312
Commercial services and supplies – 0.4%
Cintas Corp.	70,089	11,854,853

3

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Copart, Inc. (A)	182,701	$6,065,673
Republic Services, Inc.	41,287	9,042,679
Rollins, Inc.	60,223	3,216,510
Veralto Corp.	50,948	4,504,822
Waste Management, Inc.	76,050	17,475,530
		52,160,067
Construction and engineering – 0.3%
Comfort Systems USA, Inc.	7,221	9,957,687
EMCOR Group, Inc.	9,186	6,782,116
Quanta Services, Inc.	30,597	16,798,365
		33,538,168
Electrical equipment – 1.2%
AMETEK, Inc.	47,235	10,125,295
Eaton Corp. PLC	79,695	28,504,511
Emerson Electric Company	115,274	15,103,199
GE Vernova, Inc.	55,137	48,129,087
Generac Holdings, Inc. (A)	12,041	2,351,969
Hubbell, Inc.	10,905	5,351,520
Rockwell Automation, Inc.	23,037	8,267,519
Vertiv Holdings Company, Class A	78,165	19,586,586
		137,419,686
Ground transportation – 0.8%
CSX Corp.	382,087	15,684,671
JB Hunt Transport Services, Inc.	15,435	3,270,677
Norfolk Southern Corp.	46,042	13,214,054
Old Dominion Freight Line, Inc.	37,756	7,377,522
Uber Technologies, Inc. (A)	420,720	30,262,390
Union Pacific Corp.	121,709	29,529,038
		99,338,352
Industrial conglomerates – 0.4%
3M Company	106,601	15,481,663
Honeywell International, Inc.	130,271	29,445,154
		44,926,817
Machinery – 1.8%
Caterpillar, Inc.	95,180	67,431,223
Cummins, Inc.	28,323	15,238,340
Deere & Company	51,585	29,057,831
Dover Corp.	26,501	5,524,133
Fortive Corp.	65,170	3,602,598
IDEX Corp.	15,358	2,911,109
Illinois Tool Works, Inc.	52,831	13,751,381
Ingersoll Rand, Inc.	73,776	5,910,933
Nordson Corp.	10,952	2,913,889
Otis Worldwide Corp.	79,964	6,163,625
PACCAR, Inc.	107,765	12,446,858
Parker-Hannifin Corp.	25,892	23,179,554
Pentair PLC	33,578	2,924,980
Snap-on, Inc.	10,672	3,876,284
Stanley Black & Decker, Inc.	31,781	2,258,358
Wabtec Corp.	35,078	8,766,343
Xylem, Inc.	49,957	5,969,862
		211,927,301
Passenger airlines – 0.2%
Delta Air Lines, Inc.	133,092	8,847,956
Southwest Airlines Company	97,449	3,661,159
United Airlines Holdings, Inc. (A)	66,427	6,115,934
		18,625,049
Professional services – 0.4%
Automatic Data Processing, Inc.	81,316	16,521,785
Broadridge Financial Solutions, Inc.	23,951	3,891,558
Equifax, Inc.	25,114	4,522,278
Jacobs Solutions, Inc.	24,527	3,121,797
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Leidos Holdings, Inc.	26,234	$4,079,912
Paychex, Inc.	66,461	6,122,387
Verisk Analytics, Inc.	28,597	5,426,281
		43,685,998
Trading companies and distributors – 0.3%
Fastenal Company	235,561	10,930,030
United Rentals, Inc.	12,576	9,162,371
W.W. Grainger, Inc.	8,976	9,791,111
		29,883,512
		1,031,590,986
Information technology – 32.4%
Communications equipment – 1.1%
Arista Networks, Inc. (A)	211,880	26,014,626
Ciena Corp. (A)	28,794	11,178,695
Cisco Systems, Inc.	808,587	62,738,265
F5, Inc. (A)	11,836	3,424,510
Lumentum Holdings, Inc. (A)	14,606	10,264,513
Motorola Solutions, Inc.	33,430	14,507,617
		128,128,226
Electronic equipment, instruments and components – 0.9%
Amphenol Corp., Class A	251,161	31,734,192
CDW Corp.	26,714	3,232,928
Coherent Corp. (A)	38,280	9,118,679
Corning, Inc.	160,087	21,767,029
Jabil, Inc.	21,922	5,823,141
Keysight Technologies, Inc. (A)	35,262	9,956,931
TE Connectivity PLC	60,364	12,617,283
Teledyne Technologies, Inc. (A)	9,634	5,828,666
Zebra Technologies Corp., Class A (A)	10,395	2,173,387
		102,252,236
IT services – 0.8%
Accenture PLC, Class A	125,460	24,877,463
Akamai Technologies, Inc. (A)	29,519	3,390,257
Cognizant Technology Solutions Corp., Class A	99,033	6,075,675
EPAM Systems, Inc. (A)	11,335	1,534,759
Gartner, Inc. (A)	14,789	2,341,690
GoDaddy, Inc., Class A (A)	27,730	2,292,439
IBM Corp.	191,796	46,489,432
VeriSign, Inc.	17,119	4,251,675
		91,253,390
Semiconductors and semiconductor equipment – 14.2%
Advanced Micro Devices, Inc. (A)	334,054	67,956,605
Analog Devices, Inc.	99,814	31,754,826
Applied Materials, Inc.	162,464	55,528,571
Broadcom, Inc.	970,312	300,321,267
First Solar, Inc. (A)	22,018	4,343,271
Intel Corp. (A)	960,912	42,405,047
KLA Corp.	26,725	39,350,157
Lam Research Corp.	255,779	54,649,741
Microchip Technology, Inc.	110,893	7,164,797
Micron Technology, Inc.	230,316	77,809,957
Monolithic Power Systems, Inc.	9,830	10,747,631
NVIDIA Corp.	4,973,040	867,298,170
NXP Semiconductors NV	51,640	10,165,850
ON Semiconductor Corp. (A)	82,563	5,112,301
Qnity Electronics, Inc.	42,974	4,958,340
Qualcomm, Inc.	217,087	27,956,464
Skyworks Solutions, Inc.	30,507	1,633,650
Teradyne, Inc.	32,134	9,526,446

4

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Texas Instruments, Inc.	186,438	$36,195,073
		1,654,878,164
Software – 8.1%
Adobe, Inc. (A)	83,903	20,395,141
AppLovin Corp., Class A (A)	55,541	22,105,318
Autodesk, Inc. (A)	43,705	10,462,977
Cadence Design Systems, Inc. (A)	55,852	15,519,595
Crowdstrike Holdings, Inc., Class A (A)	51,493	20,103,382
Datadog, Inc., Class A (A)	66,777	7,883,025
Fair Isaac Corp. (A)	4,865	5,193,582
Fortinet, Inc. (A)	129,699	10,599,002
Gen Digital, Inc.	115,156	2,168,387
Intuit, Inc.	57,207	24,735,163
Microsoft Corp.	1,519,666	562,534,763
Oracle Corp.	347,397	51,105,573
Palantir Technologies, Inc., Class A (A)	466,437	68,230,404
Palo Alto Networks, Inc. (A)	165,212	26,486,788
PTC, Inc. (A)	24,580	3,502,404
Roper Technologies, Inc.	22,086	7,815,352
Salesforce, Inc.	191,675	35,779,972
ServiceNow, Inc. (A)	212,865	22,255,036
Synopsys, Inc. (A)	39,058	15,485,716
Trimble, Inc. (A)	48,818	3,184,398
Tyler Technologies, Inc. (A)	8,829	3,022,873
Workday, Inc., Class A (A)	41,894	5,442,868
		944,011,719
Technology hardware, storage and peripherals – 7.3%
Apple, Inc.	3,004,490	762,509,517
Dell Technologies, Inc., Class C	59,509	9,767,212
Hewlett Packard Enterprise Company	270,711	6,445,629
HP, Inc.	191,790	3,684,286
NetApp, Inc.	40,959	4,193,792
Sandisk Corp. (A)	30,200	19,187,268
Seagate Technology Holdings PLC	44,705	17,513,631
Super Micro Computer, Inc. (A)	102,893	2,342,874
Western Digital Corp.	69,011	18,666,785
		844,310,994
		3,764,834,729
Materials – 2.1%
Chemicals – 1.2%
Air Products & Chemicals, Inc.	45,665	13,265,226
Albemarle Corp.	24,150	4,335,650
CF Industries Holdings, Inc.	32,005	4,155,529
Corteva, Inc.	138,652	11,606,559
Dow, Inc.	145,842	6,074,319
DuPont de Nemours, Inc.	78,053	3,574,827
Ecolab, Inc.	52,305	13,914,176
International Flavors & Fragrances, Inc.	52,548	3,812,357
Linde PLC	95,099	47,146,280
LyondellBasell Industries NV, Class A	52,835	4,256,388
PPG Industries, Inc.	46,045	4,921,290
The Mosaic Company	65,130	1,660,815
The Sherwin-Williams Company	47,304	15,163,297
		133,886,713
Construction materials – 0.2%
CRH PLC	137,531	14,457,259
Martin Marietta Materials, Inc.	12,374	7,284,326
Vulcan Materials Company	27,112	7,382,598
		29,124,183
Containers and packaging – 0.2%
Amcor PLC	94,731	3,765,557
Avery Dennison Corp.	15,860	2,738,705
Ball Corp.	54,986	3,250,222
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
International Paper Company	108,348	$3,868,024
Packaging Corp. of America	18,338	3,891,690
Smurfit WestRock PLC	107,147	4,269,808
		21,784,006
Metals and mining – 0.5%
Freeport-McMoRan, Inc.	294,635	17,318,645
Newmont Corp.	223,913	24,238,582
Nucor Corp.	46,959	7,940,767
Steel Dynamics, Inc.	28,167	5,070,060
		54,568,054
		239,362,956
Real estate – 1.9%
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	31,915	1,481,494
Healthpeak Properties, Inc.	142,593	2,342,803
Ventas, Inc.	96,383	7,882,202
Welltower, Inc.	142,540	28,181,583
		39,888,082
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	131,230	2,514,367
Industrial REITs – 0.2%
Prologis, Inc.	190,591	25,192,318
Office REITs – 0.0%
BXP, Inc.	30,239	1,569,404
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	57,547	7,795,317
CoStar Group, Inc. (A)	86,964	3,508,128
		11,303,445
Residential REITs – 0.2%
AvalonBay Communities, Inc.	29,018	4,740,090
Camden Property Trust	21,831	2,132,015
Equity Residential	71,043	4,202,193
Essex Property Trust, Inc.	13,215	3,198,030
Invitation Homes, Inc.	115,721	2,875,667
Mid-America Apartment Communities, Inc.	24,024	2,933,811
UDR, Inc.	61,708	2,084,496
		22,166,302
Retail REITs – 0.3%
Federal Realty Investment Trust	16,108	1,710,831
Kimco Realty Corp.	138,959	3,122,409
Realty Income Corp.	188,756	11,548,092
Regency Centers Corp.	33,777	2,555,568
Simon Property Group, Inc.	65,152	12,152,803
		31,089,703
Specialized REITs – 0.8%
American Tower Corp.	96,058	16,577,690
Crown Castle, Inc.	89,354	7,265,374
Digital Realty Trust, Inc.	66,253	11,939,453
Equinix, Inc.	20,147	19,748,895
Extra Space Storage, Inc.	43,551	5,710,843
Iron Mountain, Inc.	60,651	6,194,893
Public Storage	32,402	8,777,054
SBA Communications Corp.	21,862	3,762,669
VICI Properties, Inc.	219,317	5,991,740
Weyerhaeuser Company	147,912	3,613,490
		89,582,101
		223,305,722
Utilities – 2.5%
Electric utilities – 1.6%
Alliant Energy Corp.	52,746	3,785,053

5

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
American Electric Power Company, Inc.	109,831	$14,396,647
Constellation Energy Corp.	64,078	17,893,782
Duke Energy Corp.	159,567	20,893,703
Edison International	78,953	5,777,781
Entergy Corp.	91,638	10,296,446
Evergy, Inc.	47,238	3,869,737
Eversource Energy	76,984	5,333,452
Exelon Corp.	207,297	10,161,699
FirstEnergy Corp.	106,684	5,404,611
NextEra Energy, Inc.	427,325	39,689,946
NRG Energy, Inc.	43,202	6,313,540
PG&E Corp.	450,985	7,923,806
Pinnacle West Capital Corp.	24,558	2,474,219
PPL Corp.	151,782	5,798,072
The Southern Company	225,933	21,807,053
Xcel Energy, Inc.	121,375	9,642,030
		191,461,577
Gas utilities – 0.1%
Atmos Energy Corp.	32,938	6,084,307
Independent power and renewable electricity producers – 0.1%
The AES Corp.	146,117	2,058,789
Vistra Corp.	65,351	9,824,216
		11,883,005
Multi-utilities – 0.7%
Ameren Corp.	55,501	6,100,670
CenterPoint Energy, Inc.	133,956	5,781,541
CMS Energy Corp.	62,442	4,844,250
Consolidated Edison, Inc.	74,060	8,382,111
Dominion Energy, Inc.	175,208	10,831,359
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
DTE Energy Company	42,614	$6,231,019
NiSource, Inc.	97,916	4,568,761
Public Service Enterprise Group, Inc.	102,421	8,290,980
Sempra	133,922	13,013,201
WEC Energy Group, Inc.	66,746	7,727,184
		75,771,076
Water utilities – 0.0%
American Water Works Company, Inc.	40,037	5,448,635
		290,648,600
TOTAL COMMON STOCKS (Cost $3,598,630,197)		$11,439,302,522
SHORT-TERM INVESTMENTS – 1.4%
Short-term funds – 1.4%
John Hancock Collateral Trust, 3.6657% (C)(D)	15,421,232	154,238,536
TOTAL SHORT-TERM INVESTMENTS (Cost $154,265,444)		$154,238,536
Total Investments (500 Index Trust) (Cost $3,752,895,641) – 99.9%		$11,593,541,058
Other assets and liabilities, net – 0.1%		17,272,601
TOTAL NET ASSETS – 100.0%		$11,610,813,659
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $1,447,834.
(C)	The rate shown is the annualized seven-day yield as of 3-31-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,481,697.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	548	Long	Jun 2026	$184,116,946	$180,038,550	$(4,078,396)
						$(4,078,396)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 46.0%
U.S. Government – 13.8%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$949,141
1.375%, 08/15/2050	11,803,000	5,771,483
1.625%, 11/15/2050	15,489,000	8,081,507
1.875%, 02/15/2041	3,702,000	2,564,647
2.000%, 02/15/2050 to 08/15/2051	10,049,000	5,847,305
2.500%, 02/15/2045	4,687,000	3,286,942
3.000%, 02/15/2047	1,329,000	990,209
3.375%, 11/15/2048	2,434,000	1,907,362
4.625%, 11/15/2055	10,652,000	10,177,653
4.750%, 08/15/2055	5,093,000	4,963,288
4.875%, 08/15/2045	5,840,000	5,820,838
Active Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
1.625%, 05/15/2031	$1,590,000	$1,418,019
3.500%, 03/15/2029	6,060,000	6,006,502
3.875%, 03/31/2031	3,553,000	3,541,619
4.125%, 02/15/2036	12,606,000	12,409,031
4.250%, 03/31/2033	2,842,000	2,861,539
		76,597,085
U.S. Government Agency – 32.2%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036	527,675	486,730
2.500%, 08/01/2051 to 12/01/2051	1,381,135	1,183,212
3.000%, 03/01/2043 to 08/01/2052	6,638,685	5,962,983

6

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
3.500%, 10/01/2046 to 07/01/2052	$11,298,541	$10,464,986
4.000%, 08/01/2048 to 01/01/2054	8,813,482	8,351,046
4.500%, 12/01/2037 to 02/01/2054	12,101,586	11,794,356
5.000%, 10/01/2052 to 12/01/2054	13,177,968	13,109,001
5.500%, 04/01/2053 to 05/01/2055	7,536,525	7,656,990
Federal National Mortgage Association
2.000%, 04/01/2037 to 12/01/2050	2,785,192	2,332,968
2.500%, 01/01/2036 to 03/01/2052	11,663,606	10,141,740
3.000%, 01/01/2043 to 09/01/2052	31,201,620	27,871,706
3.500%, 06/01/2043 to 08/01/2053	21,961,239	20,324,731
4.000%, 01/01/2049 to 09/01/2053	20,635,635	19,601,317
4.500%, 11/01/2037 to 08/01/2053	15,818,303	15,388,603
5.000%, 08/01/2052 to 12/01/2054	16,024,147	15,950,419
5.500%, 09/01/2034 to 09/01/2055	7,149,634	7,258,934
6.355%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.605%), 08/01/2034 (A)	16,450	16,935
6.372%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%), 07/01/2033 (A)	8,379	8,661
7.000%, 09/01/2031 to 01/01/2032	28,757	30,191
7.500%, 09/01/2029 to 05/01/2031	4,001	4,169
Government National Mortgage Association
6.000%, 03/15/2033 to 06/15/2033	50,431	52,313
6.500%, 09/15/2028 to 08/15/2031	4,346	4,513
7.000%, 04/15/2029	6,224	6,331
		178,002,835
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $267,555,110)		$254,599,920
FOREIGN GOVERNMENT OBLIGATIONS – 0.2%
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia 5.875%, 01/12/2056 (B)	949,000	908,400
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $939,384)		$908,400
CORPORATE BONDS – 40.8%
Communication services – 3.2%
Alphabet, Inc. 4.400%, 02/15/2033	531,000	524,386
AT&T, Inc.
2.750%, 06/01/2031	1,047,000	957,413
4.500%, 05/15/2035	324,000	307,108
4.750%, 04/30/2033	255,000	252,584
Cable One, Inc. 4.000%, 11/15/2030 (B)(C)	202,000	140,626
CCO Holdings LLC
4.250%, 02/01/2031 (B)	324,000	295,311
4.500%, 05/01/2032	218,000	194,733
7.375%, 03/01/2031 (B)(C)	264,000	268,745
7.375%, 02/01/2036 (B)	347,000	345,559
Charter Communications Operating LLC 6.384%, 10/23/2035	941,000	955,570
Cipher Compute LLC 7.125%, 11/15/2030 (B)	181,000	187,521
Discovery Global Holdings, Inc.
4.279%, 03/15/2032	294,000	260,190
5.050%, 03/15/2042	589,000	388,037
GCI LLC 4.750%, 10/15/2028 (B)	486,000	470,336
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Gray Media, Inc. 10.500%, 07/15/2029 (B)	$405,000	$430,373
IHS Holding, Ltd.
7.875%, 05/29/2030 (B)	341,000	345,487
8.250%, 11/29/2031 (B)	542,000	556,096
Iliad Holding SAS
7.000%, 04/15/2032 (B)	465,000	465,557
8.500%, 04/15/2031 (B)	200,000	209,263
Level 3 Financing, Inc. 6.875%, 06/30/2033 (B)	655,000	667,000
Meta Platforms, Inc.
4.200%, 11/15/2030	622,000	615,965
4.600%, 11/15/2032	414,000	409,938
5.625%, 11/15/2055	240,000	224,974
Millicom International Cellular SA
6.250%, 03/25/2029 (B)	304,200	302,982
7.375%, 04/02/2032 (B)	200,000	202,488
News Corp.
3.875%, 05/15/2029 (B)	403,000	388,925
5.125%, 02/15/2032 (B)	225,000	219,986
NTT Finance Corp. 5.171%, 07/16/2032 (B)	358,000	360,620
Oak-Eagle Acquireco, Inc. 7.250%, 07/01/2033 (B)	177,000	183,389
Paramount Global
4.200%, 05/19/2032	190,000	162,882
4.375%, 03/15/2043	300,000	181,430
4.950%, 05/19/2050	689,000	411,312
Roblox Corp. 3.875%, 05/01/2030 (B)	740,000	695,439
Sirius XM Radio LLC 4.000%, 07/15/2028 (B)	148,000	142,859
Sitios Latinoamerica SAB de CV 6.000%, 11/25/2029 (B)	632,000	636,424
STC Sukuk Company II, Ltd. 4.489%, 01/15/2031 (B)	499,000	486,961
SV RNO Property Owner 1 LLC 5.875%, 03/01/2031 (B)	287,000	283,697
T-Mobile USA, Inc. 3.875%, 04/15/2030	1,654,000	1,610,783
Verizon Communications, Inc. 2.550%, 03/21/2031	647,000	587,391
Vodafone Group PLC 7.000%, (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%), 04/04/2079	452,000	464,908
Windstream Services LLC 8.250%, 10/01/2031 (B)	218,000	227,844
WMG Acquisition Corp. 3.875%, 07/15/2030 (B)	541,000	508,487
		17,531,579
Consumer discretionary – 3.5%
Amazon.com, Inc. 4.550%, 03/13/2033	531,000	525,889
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (B)	128,000	123,741
4.750%, 03/01/2030	288,000	277,529
Brightstar Lottery PLC 5.750%, 01/15/2033 (B)	372,000	361,613
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (B)	94,000	89,187
Carnival Corp.
5.125%, 05/01/2029 (B)	419,000	415,975
5.750%, 08/01/2032 (B)	1,127,000	1,126,634

7

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Carnival Corp. (continued)
5.875%, 06/15/2031 (B)	$456,000	$461,605
Century Communities, Inc. 3.875%, 08/15/2029 (B)	189,000	177,368
Dealer Tire LLC 8.000%, 02/01/2028 (B)	280,000	272,286
Ford Motor Credit Company LLC
4.000%, 11/13/2030	1,176,000	1,094,383
5.113%, 05/03/2029	728,000	721,083
5.800%, 03/08/2029	337,000	340,801
6.125%, 03/08/2034	1,195,000	1,183,463
General Motors Financial Company, Inc.
3.600%, 06/21/2030	1,451,000	1,379,951
5.950%, 04/04/2034	1,423,000	1,462,150
Global Auto Holdings, Ltd.
8.750%, 01/15/2032 (B)	689,000	589,862
11.500%, 08/15/2029 (B)	315,000	313,398
Hilton Domestic Operating Company, Inc. 5.500%, 03/31/2034 (B)	290,000	283,323
Hilton Grand Vacations Borrower LLC 6.625%, 01/15/2032 (B)	401,000	396,072
KB Home 4.000%, 06/15/2031	215,000	198,225
Lithia Motors, Inc.
3.875%, 06/01/2029 (B)	176,000	167,167
4.375%, 01/15/2031 (B)	341,000	320,479
5.500%, 10/01/2030 (B)	306,000	299,859
Macy's Retail Holdings LLC
5.875%, 03/15/2030 (B)	182,000	180,721
6.125%, 03/15/2032 (B)	213,000	209,238
7.375%, 08/01/2033 (B)	372,000	381,096
Marriott International, Inc. 4.500%, 05/01/2033	194,000	187,446
Marriott Ownership Resorts, Inc. 6.500%, 10/01/2033 (B)	373,000	354,663
MercadoLibre, Inc. 4.900%, 01/15/2033	473,000	458,905
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (B)	305,000	295,795
Rakuten Group, Inc. 9.750%, 04/15/2029 (B)	249,000	265,334
Rivers Enterprise Borrower LLC
6.250%, 10/15/2030 (B)	268,000	267,324
6.625%, 02/01/2033 (B)	334,000	331,486
Royal Caribbean Cruises, Ltd. 5.375%, 01/15/2036	253,000	248,559
S&S Holdings LLC 8.375%, 10/01/2031 (B)	426,000	375,750
Taylor Morrison Communities, Inc. 5.750%, 11/15/2032 (B)	79,000	79,069
The Home Depot, Inc.
3.250%, 04/15/2032	266,000	248,289
4.950%, 06/25/2034	574,000	578,156
The Michaels Companies, Inc. 8.500%, 03/15/2033 (B)	480,000	467,277
TopBuild Corp. 5.625%, 01/31/2034 (B)	380,000	371,933
Travel + Leisure Company
4.625%, 03/01/2030 (B)	101,000	96,363
6.125%, 09/01/2033 (B)	439,000	433,293
Valvoline, Inc. 3.625%, 06/15/2031 (B)	310,000	280,159
Viking Cruises, Ltd. 5.875%, 10/15/2033 (B)	447,000	441,328
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Wayfair LLC 6.750%, 11/15/2032 (B)	$278,000	$280,111
Wyndham Hotels & Resorts, Inc. 5.625%, 03/01/2033 (B)	150,000	147,597
		19,561,935
Consumer staples – 1.1%
Albertsons Companies, Inc. 5.750%, 03/31/2034 (B)	946,000	925,516
Froneri Lux FinCo Sarl 6.000%, 08/01/2032 (B)	465,000	453,323
Industrial F&B Investments III, Inc. 7.750%, 02/11/2033 (B)	202,000	204,091
JBS NV
3.625%, 01/15/2032	527,000	488,155
5.750%, 04/01/2033	466,000	481,024
5.950%, 04/20/2035	133,000	138,063
Kenvue, Inc. 4.900%, 03/22/2033	266,000	268,141
MARB BondCo PLC 3.950%, 01/29/2031 (B)	712,000	630,581
Mars, Inc. 5.000%, 03/01/2032 (B)	507,000	513,020
NBM US Holdings, Inc. 6.625%, 08/06/2029 (B)	448,000	447,758
Performance Food Group, Inc. 5.625%, 03/01/2034 (B)	286,000	275,845
Pilgrim's Pride Corp. 6.250%, 07/01/2033	671,000	702,658
Post Holdings, Inc. 6.250%, 10/15/2034 (B)	65,000	63,648
Unilever Capital Corp. 5.900%, 11/15/2032	266,000	287,913
Viking Baked Goods Acquisition Corp. 8.625%, 11/01/2031 (B)	227,000	224,620
		6,104,356
Energy – 5.4%
Aker BP ASA
3.750%, 01/15/2030 (B)	150,000	144,134
4.000%, 01/15/2031 (B)	289,000	277,234
Antero Midstream Partners LP
5.750%, 10/15/2033 (B)	374,000	369,851
5.750%, 07/01/2034 (B)	867,000	854,369
Ascent Resources Utica Holdings LLC
5.875%, 06/30/2029 (B)	433,000	432,599
6.625%, 10/15/2032 (B)	145,000	147,094
6.625%, 07/15/2033 (B)	172,000	174,954
Azule Energy Finance PLC 8.625%, 01/22/2033 (B)	307,000	308,776
BP Capital Markets America, Inc. 4.812%, 02/13/2033	275,000	275,890
Cheniere Energy Partners LP
5.550%, 10/30/2035	267,000	271,899
5.950%, 06/30/2033	558,000	584,957
Columbia Pipelines Holding Company LLC
4.999%, 11/17/2032 (B)	378,000	375,510
5.681%, 01/15/2034 (B)	721,000	737,741
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (B)	447,000	470,988
Comstock Resources, Inc. 5.875%, 01/15/2030 (B)	476,000	460,563
Continental Resources, Inc.
2.875%, 04/01/2032 (B)	330,000	289,045
5.750%, 01/15/2031 (B)	499,000	508,561

8

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
DT Midstream, Inc.
4.375%, 06/15/2031 (B)	$954,000	$919,591
5.800%, 12/15/2034 (B)	214,000	219,713
Enbridge, Inc.
5.500%, (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%), 07/15/2077	394,000	390,610
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	629,000	627,758
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	490,000	490,192
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	171,000	192,388
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (B)	151,000	144,970
5.875%, 03/30/2031 (B)	260,000	241,344
Energy Transfer LP
5.600%, 09/01/2034	305,000	310,845
6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (D)	964,000	962,066
6.500%, (6.500% to 2-15-31, then 5 Year CMT + 2.676%), 02/15/2056	298,000	294,418
6.750%, (6.750% to 2-15-36, then 5 Year CMT + 2.475%), 02/15/2056	518,000	515,175
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (D)	761,000	774,565
Enterprise Products Operating LLC
5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	909,000	900,895
5.350%, 01/31/2033	266,000	274,362
EOG Resources, Inc. 5.000%, 07/15/2032	266,000	269,310
Expand Energy Corp. 4.750%, 02/01/2032	406,000	395,594
Genesis Energy LP
6.750%, 03/15/2034	51,000	50,759
7.875%, 05/15/2032	238,000	244,762
8.000%, 05/15/2033	270,000	278,989
Global Partners LP
7.125%, 07/01/2033 (B)	78,000	78,637
8.250%, 01/15/2032 (B)	212,000	219,091
Hess Midstream Operations LP 6.500%, 06/01/2029 (B)	105,000	107,260
Howard Midstream Energy Partners LLC
6.625%, 01/15/2034 (B)	220,000	220,836
7.375%, 07/15/2032 (B)	64,000	66,179
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (B)	666,000	664,758
6.750%, 06/30/2030 (B)	113,000	114,810
Long Ridge Energy LLC 8.750%, 02/15/2032 (B)	336,000	352,502
MPLX LP
4.950%, 09/01/2032	289,000	287,690
5.000%, 03/01/2033	355,000	353,006
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Occidental Petroleum Corp.
5.375%, 01/01/2032	$229,000	$232,431
6.450%, 09/15/2036	563,000	601,565
6.625%, 09/01/2030	445,000	478,522
Ovintiv, Inc.
6.250%, 07/15/2033	265,000	279,608
7.200%, 11/01/2031	55,000	60,440
Permian Resources Operating LLC 6.250%, 02/01/2033 (B)	203,000	206,783
Plains All American Pipeline LP 4.700%, 01/15/2031	196,000	195,404
Repsol E&P Capital Markets US LLC 5.204%, 09/16/2030 (B)	703,000	708,946
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	817,000	811,068
Sunoco LP
4.500%, 10/01/2029 (B)	376,000	363,322
4.500%, 04/30/2030	569,000	548,538
4.625%, 05/01/2030 (B)	214,000	205,947
5.625%, 03/15/2031 (B)	197,000	196,096
5.875%, 03/15/2034 (B)	345,000	341,189
6.250%, 07/01/2033 (B)	219,000	219,954
7.250%, 05/01/2032 (B)	324,000	335,233
7.875%, (7.875% to 9-18-30, then 5 Year CMT + 4.230%), 09/18/2030 (B)(D)	593,000	605,468
Targa Resources Corp.
5.500%, 02/15/2035	330,000	332,935
6.150%, 03/01/2029	299,000	311,514
Targa Resources Partners LP 4.000%, 01/15/2032	523,000	495,650
Var Energi ASA
5.875%, 05/22/2030 (B)	783,000	807,780
8.000%, 11/15/2032 (B)	1,043,000	1,186,274
Venture Global LNG, Inc.
7.000%, 01/15/2030 (B)(C)	315,000	321,632
9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (B)(D)	534,000	531,889
Viper Energy Partners LLC 4.900%, 08/01/2030	390,000	389,743
Western Midstream Operating LP
4.050%, 02/01/2030	496,000	481,653
5.450%, 11/15/2034	285,000	282,213
Whistler Pipeline LLC
5.400%, 09/30/2029 (B)	228,000	233,550
5.700%, 09/30/2031 (B)	230,000	236,251
		29,648,838
Financials – 12.9%
Ally Financial, Inc.
5.548%, (5.548% to 7-31-32, then Overnight SOFR + 1.780%), 07/31/2033	543,000	533,377
5.737%, (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%), 05/15/2029	256,000	259,993
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	358,000	359,040
8.000%, 11/01/2031	467,000	517,822
Ambac Assurance Corp. 5.100%, 04/01/2026 (B)(D)	131	173
Apollo Debt Solutions BDC
6.700%, 07/29/2031	426,000	430,975
6.900%, 04/13/2029	714,000	730,559

9

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ares Strategic Income Fund
5.150%, 01/15/2031 (B)	$564,000	$532,681
5.450%, 09/09/2028 (B)	245,000	242,450
5.600%, 02/15/2030	352,000	342,513
5.700%, 03/15/2028	82,000	81,873
5.800%, 09/09/2030 (B)	451,000	438,547
6.200%, 03/21/2032	301,000	295,013
6.350%, 08/15/2029	151,000	151,483
Asurion LLC 8.375%, 02/01/2034 (B)	444,000	431,063
Athene Global Funding
4.721%, 10/08/2029 (B)	328,000	322,697
5.322%, 11/13/2031 (B)	330,000	326,248
Athene Holding, Ltd.
3.500%, 01/15/2031	141,000	130,781
6.625%, (6.625% to 10-15-34, then 5 Year CMT + 2.607%), 10/15/2054	228,000	210,587
Atlas Warehouse Lending Company LP 6.250%, 01/15/2030 (B)	267,000	274,594
Augusta SpinCo Corp. 4.945%, 03/23/2033	202,000	201,301
Banco Bradesco SA 5.375%, 01/20/2031 (B)	535,000	527,457
Banco Santander SA
4.551%, 11/06/2030	600,000	591,405
9.625%, (9.625% to 11-21-33, then 5 Year CMT + 5.298%), 05/21/2033 (D)	613,000	707,815
Bank Hapoalim BM
4.722%, 07/14/2029 (B)	405,000	400,147
5.252%, 01/14/2033 (B)	234,000	230,840
Bank of America Corp.
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	792,000	731,678
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	1,431,000	1,296,799
4.571%, (4.571% to 4-27-32, then Overnight SOFR + 1.830%), 04/27/2033	477,000	468,660
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	1,261,000	1,258,053
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035	168,000	167,996
6.625%, (6.625% to 5-1-30, then 5 Year CMT + 2.684%), 05/01/2030 (D)	818,000	838,650
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	717,000	736,327
Barclays PLC
5.367%, (5.367% to 2-25-30, then Overnight SOFR + 1.230%), 02/25/2031	488,000	496,475
8.000%, (8.000% to 9-15-29, then 5 Year CMT + 5.431%), 03/15/2029 (D)	568,000	587,743
Blackstone Private Credit Fund
5.050%, 09/10/2030	465,000	438,403
5.250%, 04/01/2030	423,000	403,082
5.950%, 07/16/2029	310,000	305,419
7.300%, 11/27/2028	304,000	310,221
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Block, Inc.
5.625%, 08/15/2030 (B)	$162,000	$161,105
6.000%, 08/15/2033 (B)	210,000	206,532
BNP Paribas SA
5.497%, (5.497% to 5-20-29, then Overnight SOFR + 1.590%), 05/20/2030 (B)	667,000	683,019
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (B)(D)	200,000	208,546
BPCE SA
4.760%, (4.760% to 1-13-31, then Overnight SOFR + 1.267%), 01/13/2032 (B)	380,000	374,734
5.936%, (5.936% to 5-30-34, then Overnight SOFR + 1.850%), 05/30/2035 (B)	430,000	439,820
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055	428,000	409,954
Canadian Imperial Bank of Commerce 6.500%, (6.500% to 7-28-31, then 5 Year CMT + 2.727%), 07/28/2086	519,000	507,308
Citigroup, Inc.
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	643,000	665,581
6.625%, (6.625% to 2-15-31, then 5 Year CMT + 3.001%), 02/15/2031 (D)	564,000	564,423
Citizens Financial Group, Inc.
3.250%, 04/30/2030	100,000	94,284
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	347,000	351,134
5.299%, (5.299% to 1-29-31, then 5 Year CMT + 1.450%), 01/29/2036	99,000	98,109
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	893,000	917,921
CNO Financial Group, Inc.
5.250%, 05/30/2029	651,000	652,267
6.450%, 06/15/2034	286,000	295,114
CNO Global Funding 4.700%, 12/11/2030 (B)	208,000	205,208
Credit Agricole SA
3.250%, 01/14/2030 (B)	832,000	780,568
5.862%, (5.862% to 1-9-35, then Overnight SOFR + 1.740%), 01/09/2036 (B)	441,000	454,273
Danske Bank A/S
4.999%, (4.999% to 3-27-31, then 1 Year CMT + 0.980%), 03/27/2032 (B)	574,000	575,428
5.019%, (5.019% to 3-4-30, then 1 Year CMT + 0.930%), 03/04/2031 (B)	564,000	567,653
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	703,000	640,728
4.469%, (4.469% to 12-10-30, then Overnight SOFR + 1.100%), 12/10/2031	169,000	166,167

10

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Deutsche Bank AG (continued)
4.725%, (4.725% to 2-6-31, then Overnight SOFR + 1.135%), 02/06/2032	$413,000	$406,713
5.297%, (5.297% to 5-9-30, then Overnight SOFR + 1.720%), 05/09/2031	366,000	369,777
6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	189,000	198,444
Enact Holdings, Inc. 6.250%, 05/28/2029	517,000	532,092
Fifth Third Bancorp
4.772%, (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%), 07/28/2030	226,000	226,034
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	343,000	353,569
6.994%, (3 month CME Term SOFR + 3.295%), 04/30/2026 (A)(D)	355,000	353,516
Fifth Third Financial Corp. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	305,000	314,717
First Citizens BancShares, Inc.
4.869%, (4.869% to 3-3-31, then Overnight SOFR + 1.487%), 03/03/2032	799,000	771,959
5.231%, (5.231% to 3-12-30, then Overnight SOFR + 1.410%), 03/12/2031	539,000	534,459
5.600%, (5.600% to 9-5-30, then 5 Year CMT + 1.850%), 09/05/2035	513,000	501,393
7.000%, (7.000% to 12-15-30, then 5 Year CMT + 3.301%), 12/15/2030 (D)	347,000	347,332
First Horizon Corp. 5.514%, (5.514% to 3-7-30, then Overnight SOFR + 1.766%), 03/07/2031	323,000	327,264
Freedom Mortgage Holdings LLC
6.875%, 05/01/2031 (B)	432,000	403,880
7.875%, 04/01/2033 (B)	208,000	195,015
GA Global Funding Trust
4.500%, 09/18/2030 (B)	608,000	585,231
5.200%, 12/09/2031 (B)	378,000	370,284
Global Atlantic Financial Company 7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (B)	162,000	155,984
HPS Corporate Lending Fund
5.150%, 04/02/2029 (B)	159,000	154,492
5.450%, 11/15/2030 (B)	141,000	134,829
5.950%, 04/14/2032	85,000	82,124
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	330,000	335,001
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	169,000	172,128
6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	249,000	258,317
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Huntington Bancshares, Inc. (continued)
6.250%, (6.250% to 10-15-30, then 5 Year CMT + 2.653%), 10/15/2030 (D)	$246,000	$242,384
ING Groep NV 6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	200,000	210,947
Intercontinental Exchange, Inc. 4.600%, 03/15/2033	266,000	262,291
JPMorgan Chase & Co.
4.347%, (4.347% to 1-22-31, then Overnight SOFR + 0.840%), 01/22/2032	323,000	318,442
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	586,000	587,250
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030	582,000	590,263
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	817,000	827,117
5.502%, (5.502% to 1-24-35, then Overnight SOFR + 1.315%), 01/24/2036	520,000	532,240
5.576%, (5.576% to 7-23-35, then Overnight SOFR + 1.635%), 07/23/2036	1,358,000	1,375,255
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	293,000	301,985
KeyCorp
5.121%, (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%), 04/04/2031	241,000	243,377
5.305%, (5.305% to 1-28-36, then Overnight SOFR + 1.367%), 01/28/2037	203,000	198,809
6.401%, (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%), 03/06/2035	198,000	209,928
Lazard Group LLC 4.375%, 03/11/2029	484,000	478,360
Liberty Mutual Group, Inc. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (B)	203,000	198,312
Lloyds Banking Group PLC
6.068%, (6.068% to 6-13-35, then 1 Year CMT + 1.600%), 06/13/2036	228,000	231,726
6.625%, (6.625% to 9-27-35, then 5 Year CMT + 2.681%), 09/27/2035 (D)	378,000	360,910
6.750%, (6.750% to 9-27-31, then 5 Year CMT + 3.150%), 09/27/2031 (D)	228,000	226,778
M&T Bank Corp.
5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (D)	116,000	115,054
5.179%, (5.179% to 7-8-30, then Overnight SOFR + 1.400%), 07/08/2031	275,000	277,882

11

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
M&T Bank Corp. (continued)
5.385%, (5.385% to 1-16-35, then Overnight SOFR + 1.610%), 01/16/2036	$434,000	$430,427
5.400%, (5.400% to 7-30-30, then 5 Year CMT + 1.430%), 07/30/2035	494,000	492,411
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (B)	307,000	291,324
MassMutual Global Funding II 4.350%, 09/17/2031 (B)	456,000	447,517
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	556,000	567,697
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	203,000	177,722
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	796,000	684,869
4.708%, (4.708% to 3-12-31, then Overnight SOFR + 1.195%), 03/12/2032	638,000	633,704
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	700,000	702,428
Morgan Stanley Private Bank NA 4.465%, (4.465% to 11-19-30, then Overnight SOFR + 1.020%), 11/19/2031	250,000	246,120
MSCI, Inc. 3.625%, 11/01/2031 (B)	652,000	603,155
Muthoot Finance, Ltd. 5.750%, 08/04/2030 (B)	294,000	282,090
National Rural Utilities Cooperative Finance Corp. 8.000%, 03/01/2032	66,000	76,360
NatWest Group PLC
7.300%, (7.300% to 5-19-35, then 5 Year CMT + 2.937%), 11/19/2034 (D)	498,000	505,852
8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (D)	383,000	414,608
NMI Holdings, Inc. 6.000%, 08/15/2029	302,000	308,726
Old National Bancorp 5.768%, (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%), 02/15/2036	195,000	194,058
OneMain Finance Corp. 6.125%, 05/15/2030	520,000	508,477
PHH Escrow Issuer LLC 9.875%, 11/01/2029 (B)	417,000	402,378
Pinnacle Bank 5.957%, (5.957% to 1-15-31, then 5 Year CMT + 2.300%), 01/15/2036	250,000	247,589
Popular, Inc. 7.250%, 03/13/2028	466,000	482,761
Radian Group, Inc. 6.200%, 05/15/2029	383,000	395,744
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Regions Financial Corp.
5.502%, (5.502% to 9-6-34, then Overnight SOFR + 2.060%), 09/06/2035	$1,035,000	$1,036,410
5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	234,000	239,977
Reinsurance Group of America, Inc. 6.650%, (6.650% to 9-15-35, then 5 Year CMT + 2.392%), 09/15/2055	447,000	445,010
Rocket Companies, Inc. 6.375%, 08/01/2033 (B)	391,000	395,201
Royal Bank of Canada 6.500%, (6.500% to 11-24-35, then 5 Year CMT + 2.462%), 11/24/2085	793,000	766,542
S&P Global, Inc. 2.900%, 03/01/2032	266,000	242,568
Sixth Street Lending Partners
5.750%, 01/15/2030	248,000	244,279
6.125%, 07/15/2030	190,000	188,887
Societe Generale SA 5.375%, (5.375% to 11-18-30, then 5 Year CMT + 4.514%), 11/18/2030 (B)(D)	431,000	403,962
Starwood Property Trust, Inc. 6.000%, 04/15/2030 (B)	326,000	325,368
Stonebriar ABF Issuer LLC 8.125%, 12/15/2030 (B)	421,000	435,163
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	629,000	505,696
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	330,000	334,354
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	1,523,000	1,368,039
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	539,000	478,514
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	560,000	558,137
5.575%, (5.575% to 1-29-35, then Overnight SOFR + 1.394%), 01/29/2036	378,000	385,902
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	377,000	394,842
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (D)	440,000	443,861
TrueNoord Capital DAC 8.750%, 03/01/2030 (B)	235,000	239,953
Truist Financial Corp.
5.153%, (5.153% to 8-5-31, then Overnight SOFR + 1.571%), 08/05/2032	560,000	567,360
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	1,095,000	1,140,911

12

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Truist Financial Corp. (continued)
6.123%, (6.123% to 10-28-32, then Overnight SOFR + 2.300%), 10/28/2033	$379,000	$400,683
U.S. Bancorp
4.839%, (4.839% to 2-1-33, then Overnight SOFR + 1.600%), 02/01/2034	655,000	647,322
5.083%, (5.083% to 5-15-30, then Overnight SOFR + 1.296%), 05/15/2031	390,000	395,599
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	364,000	372,773
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	604,000	630,413
UBS Group AG
5.428%, (5.428% to 2-8-29, then 1 Year CMT + 1.520%), 02/08/2030 (B)	452,000	461,754
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (B)	400,000	425,218
6.625%, (6.625% to 7-8-31, then 5 Year SOFR ICE Swap Rate + 3.240%), 01/08/2031 (B)(D)	452,000	440,146
7.000%, (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%), 02/10/2030 (B)(D)	274,000	271,362
7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (B)(D)	364,000	357,037
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (B)(D)	369,000	415,582
Webster Financial Corp. 5.784%, (5.784% to 9-11-30, then 5 Year CMT + 2.125%), 09/11/2035	196,000	199,056
Wells Fargo & Company
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,668,000	1,531,534
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	420,000	418,142
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	335,000	341,493
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	814,000	881,362
		71,631,109
Health care – 2.5%
Abbott Laboratories 4.300%, 03/15/2033	1,451,000	1,420,030
AbbVie, Inc.
4.400%, 03/15/2033	505,000	495,747
5.050%, 03/15/2034	1,051,000	1,066,717
Amgen, Inc.
5.250%, 03/02/2033	1,744,000	1,789,742
5.650%, 03/02/2053	656,000	635,364
Centene Corp.
3.000%, 10/15/2030	478,000	418,900
3.375%, 02/15/2030	273,000	246,611
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
CVS Health Corp. 5.000%, 09/15/2032	$550,000	$550,441
DaVita, Inc. 4.625%, 06/01/2030 (B)	294,000	282,685
Endo Finance Holdings LP 8.500%, 04/15/2031 (B)	237,000	248,157
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (B)	868,000	769,415
HCA, Inc.
4.300%, 11/15/2030	169,000	166,208
4.600%, 11/15/2032	260,000	252,898
5.450%, 04/01/2031	414,000	424,349
Horizon Mutual Holdings, Inc. 6.200%, 11/15/2034 (B)	566,000	529,861
IQVIA, Inc. 6.250%, 02/01/2029	217,000	225,536
Medtronic Global Holdings SCA 4.500%, 03/30/2033	266,000	262,647
Merck & Company, Inc. 4.450%, 12/04/2032	266,000	264,179
Pfizer Investment Enterprises Pte, Ltd. 4.750%, 05/19/2033	266,000	264,987
Royalty Pharma PLC 5.150%, 09/02/2029	274,000	278,934
Solventum Corp. 5.450%, 03/13/2031	746,000	765,373
Tenet Healthcare Corp. 5.500%, 11/15/2032 (B)	583,000	577,623
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	86,000	88,607
Teva Pharmaceutical Finance Netherlands III BV 4.100%, 10/01/2046	614,000	455,147
Teva Pharmaceutical Finance Netherlands IV BV 5.750%, 12/01/2030	415,000	420,267
Thermo Fisher Scientific, Inc. 4.473%, 10/07/2032	267,000	264,199
Universal Health Services, Inc. 2.650%, 10/15/2030	622,000	559,968
		13,724,592
Industrials – 3.7%
Advanced Drainage Systems, Inc. 5.375%, 03/01/2034 (B)	145,000	141,103
AerCap Ireland Capital DAC
3.300%, 01/30/2032	1,449,000	1,316,019
6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056	285,000	285,294
Aeropuertos Dominicanos Siglo XXI SA 7.000%, 06/30/2034 (B)	300,000	305,667
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	450,525	442,413
American Airlines 2016-3 Class A Pass Through Trust 3.250%, 10/15/2028	33,243	31,643
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	299,640	290,300
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	337,095	327,741

13

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	$253,078	$241,031
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	548,307	505,651
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	394,538	367,389
American Airlines 2019-1 Class B Pass Through Trust 3.850%, 02/15/2028	149,831	146,460
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	709,154	633,656
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	403,465	384,762
American Airlines 2025-1 Class A Pass Through Trust 4.900%, 05/11/2038	487,000	473,852
American Airlines 2025-1 Class B Pass Through Trust 5.650%, 11/11/2034	171,000	171,748
Ashtead Capital, Inc. 5.550%, 05/30/2033 (B)	547,000	552,336
Azul Secured Finance LLP 9.875%, 02/15/2031 (B)	213,000	194,762
BlueLinx Holdings, Inc. 6.000%, 11/15/2029 (B)	383,000	371,470
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	50,331	48,640
Builders FirstSource, Inc.
4.250%, 02/01/2032 (B)	439,000	404,204
6.375%, 03/01/2034 (B)	468,000	462,018
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (B)	262,000	278,881
Cimpress PLC 7.375%, 09/15/2032 (B)	340,000	337,030
DAE Funding LLC 4.950%, 01/15/2033 (B)	650,000	616,286
Delta Air Lines, Inc. 5.250%, 07/10/2030	249,000	250,638
Eaton Corp. 4.500%, 03/06/2033	200,000	197,258
Efesto Bidco SpA Efesto US LLC 7.500%, 02/15/2032 (B)	332,000	330,317
Flowserve Corp. 3.500%, 10/01/2030	327,000	307,605
Garda World Security Corp. 6.500%, 01/15/2031 (B)	290,000	294,019
GFL Environmental Holdings US, Inc. 5.500%, 02/01/2034 (B)	173,000	169,678
HTA Group, Ltd. 6.750%, 04/01/2031 (B)	336,000	332,032
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (B)	386,000	391,238
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	559,101	495,495
JetBlue 2020-1 Class A Pass Through Trust 4.000%, 11/15/2032	177,623	168,272
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Lockheed Martin Corp. 5.250%, 01/15/2033	$319,000	$332,094
MasTec, Inc. 5.900%, 06/15/2029	256,000	264,521
Moog, Inc. 5.500%, 10/15/2034 (B)	196,000	196,616
Novartis Capital Corp. 4.600%, 03/18/2033	533,000	530,735
The Boeing Company 6.528%, 05/01/2034	1,490,000	1,623,120
Union Pacific Corp. 2.800%, 02/14/2032	266,000	241,897
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	442,848	430,129
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	422,095	406,761
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	161,175	163,868
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	772,213	794,822
United Airlines 2024-1 Class A Pass Through Trust 5.875%, 02/15/2037	430,403	442,219
United Airlines 2024-1 Class AA Pass Through Trust 5.450%, 02/15/2037	509,342	518,993
United Airlines Holdings, Inc.
4.875%, 03/01/2029	328,000	320,811
5.375%, 03/01/2031	245,000	239,933
United Airlines, Inc. 4.625%, 04/15/2029 (B)	154,000	151,093
Waste Management, Inc. 4.150%, 04/15/2032	266,000	260,901
Weir Group, Inc. 5.350%, 05/06/2030 (B)	231,000	234,062
WESCO Distribution, Inc. 5.500%, 04/15/2034 (B)	240,000	236,364
Williams Scotsman, Inc. 6.625%, 06/15/2029 (B)	189,000	191,125
WSP Global, Inc. 5.714%, 09/18/2036 (B)	554,000	549,016
		20,395,988
Information technology – 2.9%
Amphenol Corp. 4.400%, 02/15/2033	266,000	259,610
Broadcom, Inc.
3.419%, 04/15/2033	1,332,000	1,218,012
4.550%, 02/15/2032	223,000	221,061
4.800%, 02/15/2036	510,000	497,217
4.900%, 07/15/2032	787,000	793,878
CDW LLC 5.100%, 03/01/2030	181,000	180,722
CoreWeave, Inc.
9.000%, 02/01/2031 (B)	364,000	346,353
9.250%, 06/01/2030 (B)	276,000	268,178
Dell International LLC
4.500%, 02/15/2031	671,000	663,069
4.750%, 10/06/2032	552,000	544,156
5.300%, 04/01/2032	566,000	574,788
5.400%, 04/15/2034	858,000	865,723

14

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Fair Isaac Corp. 6.250%, 09/15/2034 (B)	$750,000	$737,649
Foundry JV Holdco LLC
6.100%, 01/25/2036 (B)	639,000	658,249
6.250%, 01/25/2035 (B)	895,000	937,409
Jabil, Inc. 4.750%, 02/01/2033	243,000	236,610
Kioxia Holdings Corp. 6.625%, 07/24/2033 (B)	731,000	751,340
KLA Corp. 4.650%, 07/15/2032	267,000	268,185
Marvell Technology, Inc. 5.950%, 09/15/2033	268,000	283,619
Micron Technology, Inc.
2.703%, 04/15/2032	453,000	408,675
5.650%, 11/01/2032	423,000	446,532
5.800%, 01/15/2035	347,000	369,464
6.050%, 11/01/2035	402,000	433,775
Motorola Solutions, Inc.
2.300%, 11/15/2030	786,000	708,463
2.750%, 05/24/2031	592,000	537,989
Oracle Corp.
4.700%, 09/27/2034	373,000	340,407
4.800%, 09/26/2032	319,000	303,799
5.250%, 02/03/2032	264,000	259,290
5.550%, 02/06/2053	690,000	550,524
5.700%, 02/04/2036	238,000	228,834
Qorvo, Inc.
3.375%, 04/01/2031 (B)	471,000	426,011
4.375%, 10/15/2029	311,000	304,127
TD SYNNEX Corp. 5.300%, 10/10/2035	520,000	503,788
WULF Compute LLC 7.750%, 10/15/2030 (B)	167,000	176,466
		16,303,972
Materials – 1.1%
Anglo American Capital PLC 5.000%, 03/21/2033 (B)	451,000	444,054
Ardagh Metal Packaging Finance USA LLC 6.250%, 01/30/2031 (B)	294,000	291,475
Cemex SAB de CV 3.875%, 07/11/2031 (B)	486,000	453,667
Clydesdale Acquisition Holdings, Inc. 6.875%, 01/15/2030 (B)	335,000	325,611
CSN Resources SA 4.625%, 06/10/2031 (B)	311,000	190,407
First Quantum Minerals, Ltd.
6.375%, 02/15/2036 (B)	200,000	192,403
8.000%, 03/01/2033 (B)	224,000	233,487
Freeport-McMoRan, Inc. 5.400%, 11/14/2034	382,000	387,605
Graphic Packaging International LLC 3.500%, 03/01/2029 (B)	198,000	185,365
JH North America Holdings, Inc.
5.875%, 01/31/2031 (B)	106,000	105,119
6.125%, 07/31/2032 (B)	383,000	381,474
Novelis Corp. 4.750%, 01/30/2030 (B)	459,000	434,250
Quikrete Holdings, Inc. 6.375%, 03/01/2032 (B)	306,000	310,285
Rio Tinto Finance USA PLC 5.000%, 03/14/2032	266,000	271,412
SNF Group SACA 5.626%, 03/31/2031 (B)	611,000	618,210
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Standard Building Solutions, Inc.
5.875%, 03/15/2034 (B)	$388,000	$374,105
6.250%, 08/01/2033 (B)	299,000	295,638
Toucan FinCo, Ltd. 9.500%, 05/15/2030 (B)	384,000	339,122
		5,833,689
Real estate – 1.2%
American Tower Corp.
4.700%, 12/15/2032	398,000	391,080
5.550%, 07/15/2033	342,000	351,450
5.650%, 03/15/2033	342,000	353,217
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	676,000	611,299
FIBRA Prologis 5.500%, 11/26/2035 (B)	266,000	256,935
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (B)	330,000	311,540
Iron Mountain, Inc. 5.250%, 07/15/2030 (B)	249,000	241,918
Millrose Properties, Inc. 6.375%, 08/01/2030 (B)	490,000	489,848
Prologis Targeted U.S. Logistics Fund LP
4.250%, 01/15/2031 (B)	289,000	282,730
4.625%, 03/15/2033 (B)	511,000	496,933
RHP Hotel Properties LP 5.750%, 03/15/2034 (B)	120,000	118,422
Trust 2401 7.375%, 02/13/2034 (B)	399,000	422,098
Uniti Group LP 6.500%, 02/15/2029 (B)	179,000	173,852
VICI Properties LP
3.875%, 02/15/2029 (B)	296,000	287,654
5.125%, 11/15/2031	655,000	650,237
5.125%, 05/15/2032	546,000	538,061
Vornado Realty LP 5.750%, 02/01/2033	435,000	426,573
XHR LP 6.625%, 05/15/2030 (B)	269,000	271,584
		6,675,431
Utilities – 3.3%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	379,938	351,690
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (B)	156,000	158,180
American Electric Power Company, Inc.
5.625%, 03/01/2033	122,000	126,065
5.800%, (5.800% to 3-15-31, then 5 Year CMT + 2.128%), 03/15/2056	271,000	267,698
6.050%, (6.050% to 3-15-36, then 5 Year CMT + 1.940%), 03/15/2056	129,000	127,849
Capital Power US Holdings, Inc.
5.257%, 06/01/2028 (B)	216,000	217,286
6.189%, 06/01/2035 (B)	365,000	373,742
CenterPoint Energy, Inc.
5.950%, (5.950% to 4-1-31, then 5 Year CMT + 2.223%), 04/01/2056	323,000	320,128
6.850%, (6.850% to 2-15-35, then 5 Year CMT + 2.946%), 02/15/2055	125,000	130,970
7.000%, (7.000% to 2-15-30, then 5 Year CMT + 3.254%), 02/15/2055	204,000	209,942
Constellation Energy Generation LLC
4.400%, 01/15/2031	255,000	251,675

15

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Constellation Energy Generation LLC (continued)
6.500%, 10/01/2053	$261,000	$276,990
Dominion Energy, Inc.
6.000%, (6.000% to 2-15-31, then 5 Year CMT + 2.262%), 02/15/2056	436,000	433,221
6.200%, (6.200% to 2-15-36, then 5 Year CMT + 2.006%), 02/15/2056	539,000	534,259
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	405,000	416,814
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	185,000	195,673
Duke Energy Corp. 5.750%, 09/15/2033	442,000	459,921
Electricite de France SA
5.650%, 04/22/2029 (B)	651,000	672,044
9.125%, (9.125% to 6-15-33, then 5 Year CMT + 5.411%), 03/15/2033 (B)(D)	527,000	610,272
Entergy Corp.
5.875%, (5.875% to 6-15-31, then 5 Year CMT + 2.179%), 06/15/2056	546,000	538,727
6.100%, (6.100% to 6-15-36, then 5 Year CMT + 2.013%), 06/15/2056	273,000	269,433
Exelon Corp.
5.125%, 03/15/2031	204,000	207,630
6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055	129,000	131,524
Georgia Power Company 4.950%, 05/17/2033	266,000	268,098
Israel Electric Corp., Ltd. 5.633%, 01/28/2038 (B)	200,000	197,452
NextEra Energy Capital Holdings, Inc.
2.440%, 01/15/2032	346,000	304,888
6.375%, (6.375% to 8-15-30, then 5 Year CMT + 2.053%), 08/15/2055	299,000	304,607
6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055	108,000	111,448
NiSource, Inc.
3.600%, 05/01/2030	174,000	167,674
5.750%, (5.750% to 7-15-31, then 5 Year CMT + 2.035%), 07/15/2056	435,000	428,382
NRG Energy, Inc.
3.625%, 02/15/2031 (B)	335,000	308,485
3.875%, 02/15/2032 (B)	626,000	573,891
5.407%, 10/15/2035 (B)	411,000	403,160
5.750%, 01/15/2034 (B)	244,000	240,688
6.000%, 02/01/2033 (B)	303,000	303,077
7.000%, 03/15/2033 (B)	711,000	769,721
10.250%, (10.250% to 3-15-28, then 5 Year CMT + 5.920%), 03/15/2028 (B)(D)	371,000	400,205
Pacific Gas & Electric Company 5.800%, 05/15/2034	370,000	379,135
PacifiCorp
7.125%, (7.125% to 8-15-31, then 5 Year CMT + 3.292%), 08/15/2056	446,000	421,327
7.375%, (7.375% to 9-15-30, then 5 Year CMT + 3.319%), 09/15/2055	399,000	381,260
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.750%, 02/03/2031 (B)	263,000	255,225
PG&E Corp.
6.850%, (6.850% to 9-15-31, then 5 Year CMT + 3.225%), 09/15/2056	288,000	284,581
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PG&E Corp. (continued)
7.375%, (7.375% to 3-15-30, then 5 Year CMT + 3.883%), 03/15/2055	$698,000	$702,477
San Diego Gas & Electric Company 5.200%, 03/15/2036	154,000	153,569
Sempra
5.500%, 08/01/2033	351,000	361,453
6.400%, (6.400% to 10-1-34, then 5 Year CMT + 2.632%), 10/01/2054	422,000	420,681
The Southern Company
5.700%, 03/15/2034	356,000	368,899
6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055	537,000	552,329
Vistra Corp. 8.000%, (8.000% to 10-15-26, then 5 Year CMT + 6.930%), 10/15/2026 (B)(D)	172,000	173,823
Vistra Operations Company LLC
4.300%, 07/15/2029 (B)	351,000	344,945
4.700%, 01/31/2031 (B)	202,000	198,748
6.000%, 04/15/2034 (B)	446,000	458,473
6.950%, 10/15/2033 (B)	431,000	468,975
WEC Energy Group, Inc. 5.625%, (5.625% to 5-15-31, then 5 Year CMT + 1.905%), 05/15/2056	272,000	266,514
		18,255,923
TOTAL CORPORATE BONDS (Cost $225,815,233)		$225,667,412
MUNICIPAL BONDS – 0.0%
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	231,000	174,952
TOTAL MUNICIPAL BONDS (Cost $231,000)		$174,952
TERM LOANS (E) – 0.2%
Health care – 0.0%
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%) 7.418%, 04/23/2031	188,135	186,959
Industrials – 0.1%
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%) 6.166%, 03/03/2032	226,860	226,719
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%) 7.668%, 05/21/2032	553,613	551,121
		777,840
Materials – 0.1%
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 5.918%, 02/10/2032	277,200	276,507
TOTAL TERM LOANS (Cost $1,242,770)		$1,241,306
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.3%
Commercial and residential – 5.3%
A&D Mortgage Trust
Series 2025-NQM5, Class A1 (5.120% to 11-1-29, then 6.120% thereafter), 5.120%, 12/25/2070 (B)	264,953	263,750
Series 2026-NQM1, Class A1, 4.912%, 02/25/2071 (B)(F)	367,389	363,999
Series 2026-NQM2, Class A1, 4.811%, 03/25/2071 (B)(F)	530,319	524,669

16

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Angel Oak Mortgage Trust LLC
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(F)	$174,042	$149,259
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (B)	340,287	338,264
Series 2025-10, Class A1, 4.960%, 09/25/2070 (B)(F)	189,335	188,352
Series 2025-11, Class A1, 4.975%, 10/25/2070 (B)(F)	294,860	293,581
Series 2026-1, Class A1, 4.747%, 02/25/2071 (B)(F)	503,890	499,273
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(F)	100,061	91,162
Avenue of Americas Series 2025-1301, Class A 5.059%, 08/11/2042 (B)(F)	428,000	429,015
BAHA Trust Series 2024-MAR, Class A 5.574%, 12/10/2041 (B)(F)	554,000	565,298
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.720%, 11/05/2032 (B)(F)	116,000	105,166
BANK Series 2021-BN34, Class XA IO 0.957%, 06/15/2063	12,609,250	434,196
BANK5
Series 2025-5YR18, Class A3, 5.145%, 12/15/2058	384,000	390,320
Series 2025-5YR19, Class A3, 5.270%, 12/15/2058	259,000	264,524
Series 2026-5YR20, Class A3, 5.104%, 02/15/2059	165,000	167,387
Series 2026-5YR21, Class A3, 5.525%, 04/15/2059 (G)	262,000	270,024
BBCMS Mortgage Trust
Series 2020-C6, Class A2, 2.690%, 02/15/2053	72,228	67,822
Series 2024-5C29, Class A3, 5.208%, 09/15/2057	151,000	153,683
Series 2024-5C31, Class A3, 5.609%, 12/15/2057	168,000	173,268
Series 2025-5C38, Class A3, 5.146%, 11/15/2058	307,000	311,800
Series 2026-5C40, Class A3, 5.248%, 02/15/2059	269,000	274,522
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	125,476	123,174
Series 2024-V12, Class A3, 5.738%, 12/15/2057	523,000	539,792
Series 2026-V20, Class A3, 5.184%, 02/15/2059	203,000	206,623
BMO Mortgage Trust Series 2024-5C8, Class A3 5.625%, 12/15/2057 (F)	163,000	167,712
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(F)	93,661	88,698
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Trust
Series 2019-OC11, Class A, 3.202%, 12/09/2041 (B)	$229,000	$216,206
Series 2019-OC11, Class D, 3.944%, 12/09/2041 (B)(F)	300,000	283,602
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (B)	267,000	267,962
CENT Trust Series 2025-CITY, Class A 4.920%, 07/10/2040 (B)(F)	297,000	299,130
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 6.722%, 07/20/2034 (F)	224,862	221,786
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class XA IO, 0.815%, 12/15/2072	14,073,484	377,116
Series 2023-SMRT, Class A, 5.820%, 10/12/2040 (B)(F)	340,000	346,562
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (B)(F)	157,449	132,973
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter), 5.529%, 08/25/2070 (B)	206,330	207,167
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(F)	319,201	272,856
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.395%, 05/10/2051	4,943,492	35,615
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(F)	84,871	76,176
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(F)	110,210	96,117
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(F)	328,673	283,316
Cross Mortgage Trust
Series 2025-H8, Class A1, 5.003%, 11/25/2070 (B)(F)	272,661	271,287
Series 2025-H9, Class A1, 5.036%, 11/25/2070 (B)(F)	331,205	329,738
Series 2026-NQM1, Class A1, 4.699%, 02/25/2061 (B)(F)	477,295	472,330
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month CME Term SOFR + 1.014%) 4.691%, 07/19/2044 (A)	186,892	181,360
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(F)	43,498	37,972
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(F)	152,405	129,789
Series 2025-INV4, Class A1, 5.100%, 10/25/2070 (B)	191,175	190,357
Series 2026-NQM1, Class A1, 4.771%, 02/25/2071 (B)(F)	269,994	267,366
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(F)	278,432	231,631

17

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
FREMF Mortgage Trust Series 2019-KF69, Class B (30 day Average SOFR + 2.414%) 6.083%, 08/25/2029 (A)(B)	$87,868	$84,628
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(F)	93,730	83,788
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(F)	100,436	88,326
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(F)	158,567	139,575
Series 2025-NQM5, Class A1, 4.981%, 08/25/2070 (B)(F)	333,965	332,117
GGP Trust Series 2026-TY, Class A 4.670%, 03/05/2043 (B)(F)	420,000	414,900
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (B)(F)	62,538	57,709
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.000%, 05/19/2037 (B)	5,695,505	91,932
Series 2007-4, Class ES IO, 0.000%, 07/19/2037	5,760,210	87,089
Series 2007-6, Class ES IO, 0.000%, 08/19/2037 (B)	6,272,753	107,970
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A 5.467%, 01/13/2040 (B)(F)	476,000	487,075
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(F)	86,871	77,791
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (B)	258,000	232,192
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1 6.236%, 04/21/2034 (F)	31,851	31,470
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (B)(F)	54,649	51,407
Morgan Stanley Capital I Trust Series 2019-L3, Class XA IO 0.602%, 11/15/2052	19,693,906	366,047
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM10, Class A1 5.119%, 11/25/2070 (B)(F)	229,054	228,257
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C 4.316%, 01/15/2043 (B)(F)	98,000	92,005
New Residential Mortgage Loan Trust
Series 2025-NQM6, Class A1, 5.085%, 10/25/2065 (B)(F)	403,301	402,305
Series 2026-NQM1, Class A1, 4.824%, 11/25/2065 (B)(F)	288,149	285,485
Series 2026-NQM2, Class A1, 4.743%, 12/25/2065 (B)(F)	217,680	215,478
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A 4.312%, 11/05/2041 (B)(F)	$328,000	$322,521
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (B)	85,097	79,952
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(F)	76,761	65,531
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(F)	259,424	213,465
Series 2025-NQM18, Class A1, 5.057%, 09/25/2065 (B)(F)	142,464	142,005
Series 2025-NQM19, Class A1, 4.869%, 10/25/2065 (B)(F)	298,775	296,928
Series 2025-NQM20, Class A1, 5.021%, 10/25/2065 (B)(F)	339,119	337,845
Series 2025-NQM21, Class A1, 4.989%, 10/25/2065 (B)(F)	228,663	227,706
Series 2025-NQM23, Class A1, 4.872%, 10/25/2065 (B)(F)	411,939	409,184
Series 2026-NQM1, Class A1, 4.846%, 11/25/2065 (B)(F)	273,469	271,515
Series 2026-NQM2, Class A1, 4.818%, 12/01/2065 (B)(F)	587,645	583,100
Series 2026-NQM3, Class A1, 4.652%, 01/25/2066 (B)(F)	498,230	493,337
PRKCM Trust Series 2026-AFC1, Class A1 4.677%, 02/25/2061 (B)(F)	230,862	228,432
Progress Residential Trust
Series 2022-SFR3, Class D, 4.450%, 04/17/2039 (B)	950,000	941,039
Series 2025-SFR1, Class A, 3.400%, 02/17/2042 (B)	382,056	363,651
Series 2025-SFR2, Class A, 3.305%, 04/17/2042 (B)	300,121	282,790
Series 2025-SFR5, Class A, 3.850%, 10/17/2042 (B)	325,663	311,576
Series 2025-SFR6, Class A, 4.000%, 12/17/2042 (B)	345,000	332,939
Series 2026-SFR1, Class A, 3.850%, 02/17/2043 (B)	293,000	279,278
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(F)	206,556	185,345
ROCK Trust
Series 2024-CNTR, Class A, 5.388%, 11/13/2041 (B)	446,000	453,398
Series 2024-CNTR, Class D, 7.109%, 11/13/2041 (B)	557,000	578,826
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month CME Term SOFR + 0.514%) 4.190%, 05/20/2035 (A)	13,384	12,514
SLG Office Trust
Series 2021-OVA, Class D, 2.851%, 07/15/2041 (B)	352,000	305,773
Series 2026-OMA, Class A, 4.965%, 04/15/2041 (B)(F)	511,000	511,101
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (B)(F)	22,607	22,571

18

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Towd Point Mortgage Trust
Series 2015-6, Class M2, 3.750%, 04/25/2055 (B)(F)	$663,824	$657,665
Series 2018-4, Class A1, 3.000%, 06/25/2058 (B)(F)	159,233	150,647
Series 2019-1, Class A1, 3.750%, 03/25/2058 (B)(F)	105,206	101,985
Series 2019-4, Class A1, 2.900%, 10/25/2059 (B)(F)	88,549	85,109
Series 2020-4, Class A1, 1.750%, 10/25/2060 (B)	235,922	215,017
Series 2024-4, Class A1A, 4.546%, 10/27/2064 (B)(F)	526,968	527,407
VDCM Commercial Mortgage Trust Series 2025-AZ, Class A 4.723%, 07/13/2044 (B)(F)	324,000	323,869
Verus Securitization Trust
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(F)	166,152	147,959
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(F)	101,133	86,135
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(F)	146,259	125,854
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (B)(F)	27,013	26,147
Series 2025-11, Class A1, 4.914%, 11/25/2070 (B)(F)	436,058	433,986
Series 2025-R2, Class A1, 5.086%, 07/25/2067 (B)(F)	203,379	202,726
Series 2026-2, Class A1, 4.590%, 02/25/2071 (B)(F)	369,488	365,853
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	136,026	118,771
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3, 5.673%, 05/15/2058	319,000	329,424
Series 2025-5C6, Class A3, 5.186%, 10/15/2058	368,000	373,833
WHARF Commercial Mortgage Trust Series 2025-DC, Class A 4.993%, 07/15/2040 (B)(F)	369,000	377,223
		29,533,225
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp.
Series 290, Class IO, 3.500%, 11/15/2032	347,724	24,683
Series 3387, Class SB IO, 2.633%, 11/15/2037	413,759	37,729
Series K109, Class X1 IO, 1.566%, 04/25/2030	3,024,255	158,716
Series K121, Class X1 IO, 1.012%, 10/25/2030	12,395,116	457,920
Series T-41, Class 3A, 4.455%, 07/25/2032 (F)	29,004	26,623
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	1,788	1,832
Series 2002-W3, Class A5, 7.500%, 11/25/2041	32,337	33,611
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	318,918	23,445
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2022-22, Class B, 2.000%, 07/25/2054	$1,007,717	$600,677
Government National Mortgage Association
Series 2008-90, Class IO, 2.019%, 12/16/2050	1,927,783	235,973
Series 2010-147, Class SA IO, 2.380%, 05/20/2040	82,463	1,509
Series 2010-85, Class SB IO, 2.813%, 03/16/2040	232,487	9,361
Series 2012-114, Class IO, 0.635%, 01/16/2053	190,074	2,785
Series 2012-120, Class IO, 0.645%, 02/16/2053	2,777,442	40,763
Series 2015-86, Class IO, 0.403%, 05/16/2052	18,282,321	244,210
Series 2016-174, Class IO, 0.724%, 11/16/2056	230,172	6,939
Series 2017-109, Class IO, 0.202%, 04/16/2057	453,025	4,340
Series 2017-124, Class IO, 0.627%, 01/16/2059	309,983	11,042
Series 2017-135, Class IO, 0.692%, 10/16/2058	809,470	27,281
Series 2017-140, Class IO, 0.485%, 02/16/2059	356,522	8,903
Series 2017-159, Class IO, 0.414%, 06/16/2059	541,118	12,884
Series 2017-169, Class IO, 0.520%, 01/16/2060	1,591,518	42,621
Series 2017-20, Class IO, 0.477%, 12/16/2058	1,179,719	22,627
Series 2017-22, Class IO, 0.769%, 12/16/2057	158,009	5,303
Series 2017-41, Class IO, 0.494%, 07/16/2058	306,441	6,950
Series 2017-46, Class IO, 0.651%, 11/16/2057	451,377	16,477
Series 2017-61, Class IO, 0.688%, 05/16/2059	197,996	6,655
Series 2018-158, Class IO, 0.800%, 05/16/2061	1,502,502	88,160
Series 2018-35, Class IO, 0.545%, 03/16/2060	1,306,458	39,330
Series 2018-43, Class IO, 0.455%, 05/16/2060	976,232	29,989
Series 2018-69, Class IO, 0.610%, 04/16/2060	340,855	14,961
Series 2018-81, Class IO, 0.487%, 01/16/2060	257,822	10,328
Series 2018-9, Class IO, 0.444%, 01/16/2060	1,533,585	44,109
Series 2019-131, Class IO, 0.803%, 07/16/2061	1,183,323	65,856
Series 2020-100, Class IO, 0.787%, 05/16/2062	1,374,284	80,390
Series 2020-108, Class IO, 0.847%, 06/16/2062	2,983,345	167,393
Series 2020-114, Class IO, 0.799%, 09/16/2062	3,149,525	171,422
Series 2020-118, Class IO, 0.887%, 06/16/2062	2,308,744	142,173

19

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-119, Class IO, 0.608%, 08/16/2062	$1,277,819	$57,091
Series 2020-120, Class IO, 0.759%, 05/16/2062	710,618	40,477
Series 2020-137, Class IO, 0.799%, 09/16/2062	3,430,369	205,894
Series 2020-143, Class IB IO, 0.884%, 03/16/2062	3,959,924	243,652
Series 2020-150, Class IO, 0.967%, 12/16/2062	2,093,535	139,286
Series 2020-170, Class IO, 0.836%, 11/16/2062	2,783,869	174,902
Series 2020-28, Class IO, 0.814%, 11/16/2061	4,847,463	263,953
Series 2020-92, Class IO, 0.882%, 02/16/2062	3,051,233	184,011
Series 2021-3, Class IO, 0.871%, 09/16/2062	3,483,309	216,280
Series 2021-40, Class IO, 0.822%, 02/16/2063	854,850	51,055
Series 2022-150, Class IO, 0.823%, 06/16/2064	295,499	16,312
Series 2022-17, Class IO, 0.802%, 06/16/2064	1,902,375	103,738
Series 2022-181, Class IO, 0.721%, 07/16/2064	911,636	53,706
Series 2022-21, Class IO, 0.785%, 10/16/2063	840,925	50,489
Series 2023-177, Class IO, 0.857%, 06/16/2065	1,970,142	112,704
Series 2023-197, Class IO, 1.242%, 09/16/2065	596,002	48,447
Series 2023-30, Class IO, 1.001%, 11/16/2064	1,207,253	78,226
Series 2024-179, Class XI IO, 0.831%, 12/16/2066	4,479,815	308,812
Series 2025-126, Class IO, 0.767%, 05/16/2067	2,258,974	155,816
		5,430,821
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,811,436)		$34,964,046
ASSET-BACKED SECURITIES – 5.9%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/29/2030 (B)	66,556	60,653
Aligned Data Centers Issuer LLC Series 2023-2A, Class A2 6.500%, 11/16/2048 (B)	193,000	194,822
AMSR Trust
Series 2025-SFR1, Class A 3.655%, 06/17/2042 (B)	177,000	168,540
Series 2025-SFR2, Class A 4.275%, 11/17/2042 (B)	264,000	258,165
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	448,875	437,925
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month CME Term SOFR + 1.314%) 4.993%, 01/25/2035 (A)	156,736	153,273
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	$385,588	$323,065
Series 2021-1A, Class A1 1.530%, 03/15/2061 (B)	355,020	285,569
CLI Funding IX LLC Series 2025-1A, Class A 5.350%, 06/20/2050 (B)	328,482	330,937
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	274,952	258,528
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (B)	211,915	196,457
Series 2022-1A, Class A 2.720%, 01/18/2047 (B)	540,327	500,012
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/2049 (B)	320,000	319,693
Series 2025-1A, Class A1 5.316%, 05/25/2050 (B)	322,000	320,005
Compass Datacenters Issuer III LLC Series 2025-2A, Class A2 5.835%, 02/25/2050 (B)	175,000	176,275
Concord Music Royalties LLC Series 2025-2A, Class A 5.785%, 07/20/2075 (B)	306,000	308,272
Consolidated Communications LLC
Series 2025-1A, Class A2 6.000%, 05/20/2055 (B)	392,000	397,826
Series 2025-4A, Class A2 5.522%, 12/20/2055 (B)	217,000	218,295
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025 (H)	5,008	4,810
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (B)	543,000	533,003
Series 2024-2A, Class A2 4.500%, 05/20/2049 (B)	493,000	479,227
DataBank Issuer LLC Series 2026-1A, Class A2 5.811%, 02/25/2056 (B)	343,000	340,853
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	183,080	181,253
Series 2021-1A, Class A2II 2.493%, 11/20/2051 (B)	957,500	901,487
Series 2025-1A, Class A2I 4.891%, 08/20/2055 (B)	199,500	197,599
Series 2025-1A, Class A2II 5.165%, 08/20/2055 (B)	213,465	210,207
Diamond Infrastructure Funding LLC Series 2021-1A, Class C 3.475%, 04/15/2049 (B)	370,000	362,934
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (B)	1,302,178	1,232,155
Series 2025-1A, Class A2I 4.930%, 07/25/2055 (B)	231,000	230,043
Series 2025-1A, Class A2II 5.217%, 07/25/2055 (B)	268,000	266,435
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (B)	275,251	258,185
Series 2021-1A, Class A2 2.791%, 10/20/2051 (B)	404,462	364,855

20

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Driven Brands Funding LLC (continued)
Series 2025-1A, Class A2 5.296%, 10/20/2055 (B)	$289,275	$258,904
FirstKey Homes Trust Series 2021-SFR1, Class D 2.189%, 08/17/2038 (B)	246,000	243,193
Flexential Issuer LLC Series 2025-1A, Class A2 6.030%, 10/25/2060 (B)	220,000	218,494
Ford Credit Auto Owner Trust Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) 4.320%, 08/15/2038 (B)	494,000	490,241
GBX Leasing LLC Series 2026-1A, Class A 5.130%, 02/20/2056 (B)	362,637	360,135
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (B)	298,000	303,534
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (B)	59,165	57,237
Series 2021-1A, Class A2 2.773%, 04/20/2029 (B)	165,542	152,630
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (B)	483,000	478,821
Hotwire Funding LLC Series 2024-1A, Class A2 5.893%, 06/20/2054 (B)	148,000	149,736
Invitation Homes Trust Series 2024-SFR1, Class A 4.000%, 09/17/2041 (B)	588,524	573,325
Jersey Mike's Funding LLC
Series 2024-1A, Class A2 5.636%, 02/15/2055 (B)	446,490	451,543
Series 2025-1A, Class A2 5.610%, 08/16/2055 (B)	467,650	474,626
Series 2026-1A, Class A2I 4.952%, 02/15/2056 (B)	447,000	440,878
Kinetic ABS Issuer LLC Series 2026-1A, Class A2 5.219%, 02/25/2056 (B)	201,000	200,427
Lyra Music Assets LP Series 2025-1A, Class A2 5.604%, 09/20/2065 (B)	341,754	343,808
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 5.400%, 08/20/2055 (B)	424,000	427,638
Series 2025-4A, Class A2 5.163%, 12/20/2055 (B)	223,000	221,966
Series 2026-1A, Class A2 5.273%, 04/20/2056 (B)	266,000	266,116
Navient Refinance Loan Trust Series 2026-A, Class A 4.500%, 01/18/2056 (B)	491,000	485,467
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (B)	113,328	100,381
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (B)	611,505	585,963
Series 2022-1A, Class A2 3.695%, 01/30/2052 (B)	244,800	230,634
Series 2023-1A, Class A2 7.308%, 01/30/2053 (B)	485,000	486,408
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (B)	$503,000	$422,208
Series 2021-1, Class B1 2.410%, 10/20/2061 (B)	335,000	210,842
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (B)	31,827	31,574
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 5.434%, 08/25/2035	867	864
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (B)	375,000	373,935
RIN II, Ltd. Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) 5.152%, 01/15/2038 (A)(B)	278,000	277,863
RIN XII LLC Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) 4.972%, 04/15/2038 (A)(B)	291,000	290,284
Sabey Data Center Issuer LLC Series 2026-1, Class A2 5.482%, 01/20/2051 (B)	319,000	316,507
Scalelogix ABS Issuer LLC Series 2025-1A, Class A2 5.673%, 07/25/2055 (B)	331,000	325,463
ServiceMaster Funding LLC Series 2021-1, Class A2II 3.113%, 07/30/2051 (B)	327,486	281,569
SERVPRO Master Issuer LLC Series 2024-1A, Class A2 6.174%, 01/25/2054 (B)	241,080	246,831
Sesac Finance LLC Series 2025-1, Class A2 5.500%, 07/25/2055 (B)	371,000	363,683
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (B)	101,058	92,508
Series 2024-A, Class A1A 5.240%, 03/15/2056 (B)	437,012	440,664
Series 2024-E, Class A1A 5.090%, 10/16/2056 (B)	328,606	330,959
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	494,743	489,871
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (B)	348,575	323,814
Sprite, Ltd. Series 2026-1, Class A 5.227%, 03/15/2041 (B)	293,000	288,316
STORE Master Funding LLC Series 2019-1, Class A2 3.650%, 11/20/2049 (B)	281,150	241,756
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (B)	261,688	263,376
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (B)	234,038	236,071
Series 2024-3A, Class A23 5.914%, 07/30/2054 (B)	580,650	565,546
Summit Issuer LLC Series 2025-1A, Class A2 5.208%, 11/20/2055 (B)	384,000	383,036

21

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.436%, 06/25/2054 (B)	$128,000	$125,471
Series 2025-1A, Class A2 5.036%, 03/25/2055 (B)	521,000	501,955
Series 2025-2A, Class A21 5.121%, 10/25/2055 (B)	254,000	248,054
Taco Bell Funding LLC
Series 2025-1A, Class A2I 4.821%, 08/25/2055 (B)	417,000	410,593
Series 2025-1A, Class A2II 5.049%, 08/25/2055 (B)	343,000	334,977
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (B)	211,250	203,015
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (B)	534,367	487,483
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (B)	500,000	476,738
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	430,793	405,008
Series 2021-1A, Class A 1.860%, 03/20/2046 (B)	194,925	180,112
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 5.877%, 04/20/2055 (B)	224,000	227,431
Series 2025-2A, Class A2 5.177%, 01/20/2056 (B)	222,000	221,314
Vantage Data Centers LLC
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	312,000	297,916
Series 2021-1A, Class A2 2.165%, 10/15/2046 (B)	400,000	393,200
VB Issuer LLC Series 2026-1A, Class C2 4.693%, 03/15/2056 (B)	248,000	243,671
Verizon Master Trust Series 2025-9, Class A1A 3.960%, 10/21/2030	338,000	336,852
Wendy's Funding LLC
Series 2019-1A, Class A2II 4.080%, 06/15/2049 (B)	428,163	411,618
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (B)	287,380	265,789
Willis Engine Structured Trust IX Series 2025-B, Class A 5.159%, 12/15/2050 (B)	247,156	246,169
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	111,060	107,658
Willis Engine Structured Trust VIII Series 2025-A, Class A 5.582%, 06/15/2050 (B)	243,315	246,250
Wingstop Funding LLC Series 2024-1A, Class A2 5.858%, 12/05/2054 (B)	250,000	253,892
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (B)	$268,355	$254,577
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (B)	389,000	392,560
TOTAL ASSET-BACKED SECURITIES (Cost $33,217,485)		$32,543,306
COMMON STOCKS – 0.0%
Energy – 0.0%
Altera Infrastructure LP (I)(J)	937	37,872
TOTAL COMMON STOCKS (Cost $237,390)		$37,872
PREFERRED SECURITIES – 0.1%
Communication services – 0.0%
Telephone & Data Systems, Inc., 6.625%	5,925	118,559
Utilities – 0.1%
NextEra Energy, Inc., 7.375%	10,312	517,972
TOTAL PREFERRED SECURITIES (Cost $663,725)		$636,531
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
John Hancock Collateral Trust, 3.6657% (K)(L)	377,181	3,772,456
TOTAL SHORT-TERM INVESTMENTS (Cost $3,772,174)		$3,772,456
Total Investments (Active Bond Trust) (Cost $572,485,707) – 100.2%		$554,546,201
Other assets and liabilities, net – (0.2%)		(937,909)
TOTAL NET ASSETS – 100.0%		$553,608,292
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $143,029,803 or 25.8% of the fund's net assets as of 3-31-26.
(C)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $725,806.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security purchased or sold on a when-issued or delayed-delivery basis.
(H)	The security has matured but proceeds have not been received.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 3-31-26.

22

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
(L)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $741,416.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	26	Long	Jun 2026	$2,935,002	$2,887,219	$(47,783)
						$(47,783)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	43,094,726	$1,161,402,865
TOTAL INVESTMENT COMPANIES (Cost $1,006,493,794)		$1,161,402,865
Total Investments (American Asset Allocation Trust) (Cost $1,006,493,794) - 100.0%		$1,161,402,865
Other assets and liabilities, net - (0.0%)		(52,495)
TOTAL NET ASSETS - 100.0%		$1,161,350,370
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,270,765	$197,969,930
TOTAL INVESTMENT COMPANIES (Cost $174,545,452)		$197,969,930
Total Investments (American Global Growth Trust) (Cost $174,545,452) - 100.0%		$197,969,930
Other assets and liabilities, net - (0.0%)		(22,376)
TOTAL NET ASSETS - 100.0%		$197,947,554
American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	7,630,734	$983,448,950
TOTAL INVESTMENT COMPANIES (Cost $718,416,854)		$983,448,950
Total Investments (American Growth Trust) (Cost $718,416,854) - 100.0%		$983,448,950
Other assets and liabilities, net - (0.0%)		(49,922)
TOTAL NET ASSETS - 100.0%		$983,399,028
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	14,409,093	$935,438,292
TOTAL INVESTMENT COMPANIES (Cost $764,276,745)		$935,438,292
Total Investments (American Growth-Income Trust) (Cost $764,276,745) - 100.0%		$935,438,292
Other assets and liabilities, net - (0.0%)		(39,450)
TOTAL NET ASSETS - 100.0%		$935,398,842
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1 (A)	16,802,828	$371,174,461
TOTAL INVESTMENT COMPANIES (Cost $310,343,399)		$371,174,461
Total Investments (American International Trust) (Cost $310,343,399) - 100.0%		$371,174,461
Other assets and liabilities, net - (0.0%)		(183,317)
TOTAL NET ASSETS - 100.0%		$370,991,144
Security Abbreviations and Legend
(A)	The portfolio owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the portfolio. For more information on this security refer to the Notes to Portfolio of Investments.
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Communication services – 15.5%
Entertainment – 2.2%
Netflix, Inc. (A)	490,836	$47,193,881
Interactive media and services – 12.3%
Alphabet, Inc., Class A	117,502	33,788,875
Alphabet, Inc., Class C	431,049	123,650,716

23

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Meta Platforms, Inc., Class A	178,696	$102,237,342
		259,676,933
Wireless telecommunication services – 1.0%
T-Mobile US, Inc.	102,529	21,534,166
		328,404,980
Consumer discretionary – 16.0%
Automobiles – 2.8%
Tesla, Inc. (A)	157,037	58,378,505
Broadline retail – 7.0%
Amazon.com, Inc. (A)	674,088	140,392,308
Sea, Ltd., ADR (A)	103,226	8,548,145
		148,940,453
Hotels, restaurants and leisure – 1.6%
Booking Holdings, Inc.	4,103	17,274,943
Chipotle Mexican Grill, Inc. (A)	294,527	9,427,809
DoorDash, Inc., Class A (A)	48,092	7,221,014
		33,923,766
Specialty retail – 4.6%
Carvana Company (A)	237,445	74,647,959
Ross Stores, Inc.	59,136	12,810,632
The TJX Companies, Inc.	66,666	10,646,560
		98,105,151
		339,347,875
Consumer staples – 0.8%
Food products – 0.2%
Mondelez International, Inc., Class A	73,806	4,254,178
Household products – 0.6%
Colgate-Palmolive Company	88,094	7,508,252
The Procter & Gamble Company	39,707	5,735,279
		13,243,531
		17,497,709
Financials – 8.0%
Capital markets – 1.6%
Moody's Corp.	12,871	5,614,974
Morgan Stanley	61,810	10,172,072
The Charles Schwab Corp.	75,551	7,100,283
The Goldman Sachs Group, Inc.	11,554	9,774,568
		32,661,897
Financial services – 5.0%
Adyen NV (A)(B)	2,882	2,884,451
Mastercard, Inc., Class A	91,250	45,593,975
Visa, Inc., Class A	193,004	58,333,529
		106,811,955
Insurance – 1.4%
Chubb, Ltd.	69,586	22,680,165
Marsh & McLennan Companies, Inc.	39,657	6,878,507
		29,558,672
		169,032,524
Health care – 6.5%
Health care equipment and supplies – 1.9%
Intuitive Surgical, Inc. (A)	58,383	26,913,979
Medline, Inc., Class A (A)	56,101	2,496,495
Stryker Corp.	30,107	9,892,859
		39,303,333
Health care providers and services – 0.6%
UnitedHealth Group, Inc.	49,762	13,465,100
Life sciences tools and services – 1.1%
Danaher Corp.	59,014	11,189,054
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Thermo Fisher Scientific, Inc.	24,844	$12,211,571
		23,400,625
Pharmaceuticals – 2.9%
Eli Lilly & Company	67,410	62,001,696
		138,170,754
Industrials – 3.5%
Aerospace and defense – 2.1%
General Electric Company	134,755	38,239,426
TransDigm Group, Inc.	4,611	5,343,965
		43,583,391
Commercial services and supplies – 0.2%
Cintas Corp.	28,724	4,858,377
Electrical equipment – 0.9%
GE Vernova, Inc.	22,695	19,810,466
Ground transportation – 0.3%
Old Dominion Freight Line, Inc.	30,761	6,010,699
		74,262,933
Information technology – 47.5%
Electronic equipment, instruments and components – 0.5%
TE Connectivity PLC	50,797	10,617,589
IT services – 0.8%
Shopify, Inc., Class A (A)	143,413	17,011,650
Semiconductors and semiconductor equipment – 22.9%
ASML Holding NV, NYRS	18,824	24,863,304
Broadcom, Inc.	330,829	102,394,884
Monolithic Power Systems, Inc.	12,984	14,196,056
NVIDIA Corp.	1,843,099	321,436,466
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	47,777	16,146,237
Texas Instruments, Inc.	30,630	5,946,508
		484,983,455
Software – 13.8%
Crowdstrike Holdings, Inc., Class A (A)	17,763	6,934,853
Datadog, Inc., Class A (A)	29,117	3,437,262
Microsoft Corp.	587,421	217,445,632
Oracle Corp.	120,144	17,674,384
Palantir Technologies, Inc., Class A (A)	43,955	6,429,737
Roper Technologies, Inc.	19,948	7,058,799
ServiceNow, Inc. (A)	228,755	23,916,335
Synopsys, Inc. (A)	26,235	10,401,653
		293,298,655
Technology hardware, storage and peripherals – 9.5%
Apple, Inc.	793,803	201,459,263
		1,007,370,612
Materials – 0.8%
Chemicals – 0.8%
Linde PLC	17,216	8,535,004
The Sherwin-Williams Company	24,766	7,938,741
		16,473,745
Utilities – 0.5%
Electric utilities – 0.5%
Constellation Energy Corp.	36,940	10,315,495
TOTAL COMMON STOCKS (Cost $1,365,363,741)		$2,100,876,627
CORPORATE BONDS - 0.2%
Consumer discretionary - 0.2%
Carvana Company
9.000%, (9.000% Cash or 13.000% PIK), 06/01/2030 (B)	$1,366,094	1,421,083

24

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Carvana Company (continued)
9.000%, (9.000% Cash or 14.000% PIK), 06/01/2031 (B)	$1,867,446	$2,019,277
		3,440,360
TOTAL CORPORATE BONDS (Cost $3,553,398)		$3,440,360
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5918% (C)	503,002	503,002
T. Rowe Price Government Reserve Fund, 3.6718% (C)	13,559,818	13,559,818
TOTAL SHORT-TERM INVESTMENTS (Cost $14,062,820)		$14,062,820
Total Investments (Blue Chip Growth Trust) (Cost $1,382,979,959) – 100.0%		$2,118,379,807
Other assets and liabilities, net – 0.0%		554,397
TOTAL NET ASSETS – 100.0%		$2,118,934,204
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 3-31-26.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 61.9%
Communication services – 7.1%
Entertainment – 0.8%
Netflix, Inc. (A)(B)	38,682	$3,719,274
Interactive media and services – 6.3%
Alphabet, Inc., Class A	38,750	11,142,950
Meta Platforms, Inc., Class A	31,514	18,030,105
		29,173,055
		32,892,329
Consumer discretionary – 7.6%
Broadline retail – 5.0%
Amazon.com, Inc. (B)	112,526	23,435,792
Hotels, restaurants and leisure – 2.6%
DoorDash, Inc., Class A (B)	23,923	3,592,038
Starbucks Corp.	60,723	5,440,174
Yum! Brands, Inc. (A)	18,125	2,818,075
		11,850,287
		35,286,079
Consumer staples – 1.5%
Beverages – 1.5%
Keurig Dr. Pepper, Inc.	258,975	6,818,812
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 1.3%
Energy equipment and services – 0.3%
SLB, Ltd.	25,896	$1,330,795
Oil, gas and consumable fuels – 1.0%
Canadian Natural Resources, Ltd.	55,437	2,701,445
Chevron Corp.	5,784	1,196,710
ConocoPhillips	7,400	976,800
		4,874,955
		6,205,750
Financials – 3.7%
Banks – 0.7%
JPMorgan Chase & Co.	11,514	3,386,958
Capital markets – 0.1%
S&P Global, Inc.	1,200	510,408
Financial services – 1.8%
Mastercard, Inc., Class A	9,419	4,706,298
Visa, Inc., Class A	11,079	3,348,517
		8,054,815
Insurance – 1.1%
Arthur J. Gallagher & Company	11,542	2,499,766
Ryan Specialty Holdings, Inc.	16,128	544,159
Willis Towers Watson PLC	7,566	2,199,436
		5,243,361
		17,195,542
Health care – 13.6%
Biotechnology – 4.7%
Alnylam Pharmaceuticals, Inc. (B)	12,938	4,280,796
Apogee Therapeutics, Inc. (B)	38,448	3,236,168
Arcellx, Inc. (B)	11,601	1,332,027
Ascendis Pharma A/S, ADR (B)	20,582	4,707,721
BioNTech SE, ADR (B)	17,515	1,556,733
CG Oncology, Inc. (B)	18,018	1,219,458
Cytokinetics, Inc. (B)	38,384	2,529,889
Dyne Therapeutics, Inc. (B)	22,889	414,978
Erasca, Inc. (B)	48,500	784,730
Kymera Therapeutics, Inc. (B)	9,700	807,913
Vaxcyte, Inc. (B)	19,356	1,124,777
		21,995,190
Health care equipment and supplies – 1.8%
Abbott Laboratories	13,901	1,427,216
Becton, Dickinson and Company (A)	44,574	7,008,370
		8,435,586
Health care providers and services – 2.2%
Cencora, Inc.	19,316	6,067,928
UnitedHealth Group, Inc.	15,019	4,063,991
		10,131,919
Life sciences tools and services – 4.0%
Danaher Corp.	16,300	3,090,480
Revvity, Inc. (C)	104,463	9,152,003
Waters Corp. (B)	20,908	6,226,402
		18,468,885
Pharmaceuticals – 0.9%
Eli Lilly & Company	4,706	4,328,438
		63,360,018
Industrials – 1.0%
Aerospace and defense – 0.1%
General Electric Company	2,000	567,540
Machinery – 0.9%
Ingersoll Rand, Inc.	48,840	3,913,061
		4,480,601

25

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 19.8%
Communications equipment – 0.4%
Arista Networks, Inc. (B)	11,277	$1,384,590
Ciena Corp. (B)	1,200	465,876
		1,850,466
Semiconductors and semiconductor equipment – 7.8%
Advanced Micro Devices, Inc. (B)	34,899	7,099,504
Broadcom, Inc.	28,147	8,711,778
KLA Corp.	400	588,964
Micron Technology, Inc.	2,269	766,559
NVIDIA Corp. (A)	84,882	14,803,421
Taiwan Semiconductor Manufacturing Company, Ltd.	73,000	4,221,920
		36,192,146
Software – 7.8%
Aurora Innovation, Inc. (B)(C)	1,189,528	4,900,855
Bentley Systems, Inc., Class B (C)	34,313	1,205,073
Microsoft Corp.	56,048	20,747,288
PTC, Inc. (B)	57,727	8,225,520
Workday, Inc., Class A (B)	9,321	1,210,984
		36,289,720
Technology hardware, storage and peripherals – 3.8%
Apple, Inc.	68,624	17,416,085
		91,748,417
Utilities – 6.3%
Electric utilities – 0.8%
PPL Corp.	92,066	3,516,921
Multi-utilities – 5.5%
Ameren Corp.	33,184	3,647,585
CenterPoint Energy, Inc.	266,552	11,504,384
NiSource, Inc.	224,283	10,465,045
		25,617,014
		29,133,935
TOTAL COMMON STOCKS (Cost $289,950,082)		$287,121,483
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 17.4%
U.S. Government – 17.4%
U.S. Treasury Notes
3.500%, 11/30/2030 to 02/28/2031	$25,609,500	25,125,983
3.625%, 09/30/2030 to 12/31/2030	28,644,000	28,273,668
3.750%, 01/31/2031 to 02/28/2033	16,498,600	16,233,813
3.875%, 12/31/2032	6,203,000	6,113,105
4.000%, 01/31/2033	4,919,000	4,881,339
		80,627,908
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $81,248,320)		$80,627,908
CORPORATE BONDS - 8.2%
Consumer discretionary - 2.3%
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	946,000	859,602
3.750%, 05/01/2029 (D)	762,000	729,421
4.000%, 05/01/2031 (D)	1,019,000	955,469
4.875%, 01/15/2030	698,000	687,460
5.500%, 03/31/2034 (D)	475,000	464,064
5.750%, 09/15/2033 (D)	578,000	575,390
5.875%, 04/01/2029 (D)	355,000	358,491
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	237,000	236,854
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	$1,053,000	$1,051,164
Life Time, Inc. 6.000%, 11/15/2031 (D)	249,000	250,973
Service Corp. International
3.375%, 08/15/2030	100,000	92,262
4.625%, 12/15/2027	44,000	43,554
5.750%, 10/15/2032	255,000	254,509
Vail Resorts, Inc.
5.625%, 07/15/2030 (D)	147,000	145,784
6.500%, 05/15/2032 (D)	315,000	318,550
Yum! Brands, Inc.
3.625%, 03/15/2031	331,000	305,769
4.625%, 01/31/2032	902,000	861,345
4.750%, 01/15/2030 (D)	402,000	395,294
5.350%, 11/01/2043	657,000	625,185
5.375%, 04/01/2032	943,000	935,484
6.875%, 11/15/2037	253,000	275,698
		10,422,322
Financials - 2.2%
AmWINS Group, Inc. 6.375%, 02/15/2029 (D)	297,000	298,720
Broadstreet Partners Group LLC 5.875%, 04/15/2029 (D)	1,024,000	997,952
HUB International, Ltd.
5.625%, 12/01/2029 (D)	452,000	438,461
7.250%, 06/15/2030 (D)	4,072,000	4,171,373
7.375%, 01/31/2032 (D)	2,174,000	2,217,400
MSCI, Inc. 5.250%, 09/01/2035	646,000	632,793
Ryan Specialty LLC
4.375%, 02/01/2030 (D)	220,000	213,130
5.875%, 08/01/2032 (D)	483,000	477,380
USI, Inc. 7.500%, 01/15/2032 (D)	901,000	912,856
		10,360,065
Health care - 0.2%
Hologic, Inc. 3.250%, 02/15/2029 (D)	117,000	116,797
IQVIA, Inc.
5.000%, 05/15/2027 (D)	248,000	247,062
6.500%, 05/15/2030 (D)	200,000	204,184
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (D)	205,000	201,346
		769,389
Industrials - 1.7%
Booz Allen Hamilton, Inc.
4.000%, 07/01/2029 (D)	205,000	198,353
5.950%, 08/04/2033	278,000	283,702
Korn Ferry 4.625%, 12/15/2027 (D)	250,000	247,549
TransDigm, Inc.
4.625%, 01/15/2029	349,000	342,901
6.125%, 07/31/2034 (D)	290,000	285,227
6.250%, 01/31/2034 (D)	84,000	84,927
6.375%, 03/01/2029 (D)	1,348,000	1,373,158
6.375%, 05/31/2033 (D)	1,249,000	1,242,341
6.625%, 03/01/2032 (D)	1,565,000	1,596,097
6.750%, 08/15/2028 (D)	204,000	206,477
6.750%, 01/31/2034 (D)	940,000	952,319
7.125%, 12/01/2031 (D)	828,000	854,625
		7,667,676

26

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology - 0.2%
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	$24,000	$22,829
Ellucian Holdings, Inc. 6.500%, 12/01/2029 (D)	400,000	390,706
Fair Isaac Corp. 6.000%, 05/15/2033 (D)	334,000	327,728
PTC, Inc. 4.000%, 02/15/2028 (D)	321,000	312,865
		1,054,128
Real estate - 0.3%
SBA Communications Corp.
3.125%, 02/01/2029	795,000	753,319
3.875%, 02/15/2027	707,000	699,806
		1,453,125
Utilities - 1.3%
American Electric Power Company, Inc.
5.800%, (5.800% to 3-15-31, then 5 Year CMT + 2.128%), 03/15/2056	804,000	794,203
6.050%, (6.050% to 3-15-36, then 5 Year CMT + 1.940%), 03/15/2056	697,000	690,779
CenterPoint Energy, Inc. 5.950%, (5.950% to 4-1-31, then 5 Year CMT + 2.223%), 04/01/2056	846,000	838,477
Entergy Corp.
5.875%, (5.875% to 6-15-31, then 5 Year CMT + 2.179%), 06/15/2056	796,000	785,397
6.100%, (6.100% to 6-15-36, then 5 Year CMT + 2.013%), 06/15/2056	562,000	554,656
NiSource, Inc. 5.750%, (5.750% to 7-15-31, then 5 Year CMT + 2.035%), 07/15/2056	1,329,000	1,308,780
The Southern Company 6.000%, (6.000% to 4-1-33, then 5 Year CMT + 1.993%), 04/01/2058	946,000	950,741
		5,923,033
TOTAL CORPORATE BONDS (Cost $37,425,330)		$37,649,738
TERM LOANS (E) – 9.9%
Consumer discretionary – 0.8%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 5.429%, 11/08/2030	1,760,129	1,762,329
Varsity Brands, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 2.750%) 6.450%, 08/26/2031	1,442,311	1,434,652
Varsity Brands, Inc., 2026 Add-on Term Loan B TBD 08/26/2031 (F)	170,000	169,045
Wyndham Hotels & Resorts, Inc., 2024 Term Loan (1 month CME Term SOFR + 1.750%) 5.418%, 05/24/2030	267,102	267,807
		3,633,833
Financials – 4.0%
AmWINS Group, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%) 5.668%, 01/30/2032	3,581,966	3,554,456
Broadstreet Partners Group LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 2.500%) 6.168%, 06/13/2031	3,609,068	3,515,702
CPI Holdco B LLC, 2025 Add-on Term Loan B (1 month CME Term SOFR + 2.000%) 5.668%, 05/19/2031	1,542,174	1,530,438
Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Financials (continued)
EP Wealth Advisors LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%) 6.700%, 10/18/2032		$146,000	146,000
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 5.920%, 06/20/2030		6,360,563	6,342,308
Mariner Wealth Advisors LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.250%) 5.950%, 12/31/2030		749,834	746,864
Ryan Specialty LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 2.000%) 5.668%, 09/15/2031		58,555	58,409
USI, Inc., 2024 Term Loan C (3 month CME Term SOFR + 2.250%) 5.950%, 09/29/2030		1,390,145	1,384,932
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 5.950%, 11/21/2029		1,386,845	1,382,518
			18,661,627
Health care – 0.3%
Loire Finco Luxembourg Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 4.000%) 7.668%, 01/21/2030		1,537,621	1,533,454
Industrials – 1.3%
Filtration Group Corp., 2025 EUR Term Loan B (1 month EURIBOR + 3.500%) 5.392%, 10/21/2028	EUR	603,316	697,636
Filtration Group Corp., 2025 USD Term Loan (1 month CME Term SOFR + 2.500%) 6.418%, 10/21/2028		$2,708,670	2,707,532
TransDigm, Inc., 2025 Term Loan K (1 month CME Term SOFR + 2.250%) 5.918%, 03/22/2030		2,348,659	2,348,025
TransDigm, Inc., 2026 Term Loan N (1 month CME Term SOFR + 2.500%) 6.168%, 02/13/2033		213,000	213,040
			5,966,233
Information technology – 3.3%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 2.250%) 5.950%, 02/24/2031		6,910,902	6,768,814
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 4.500%) 8.200%, 02/23/2032		916,009	901,884
Ascend Learning LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%) 6.668%, 12/11/2028		850,208	828,953
Bending Spoons US, Inc., Term Loan (1 month CME Term SOFR + 5.875%) 9.544%, 03/07/2031		1,313,000	1,194,830
Bending Spoons US, Inc., USD Term Loan B (1 month CME Term SOFR + 5.875%) 9.544%, 03/07/2031		91,392	83,167
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%) 6.168%, 10/08/2029		1,215,867	1,180,656
Epicor Software Corp., 2024 Term Loan F (1 month CME Term SOFR + 2.500%) 6.168%, 05/30/2031		1,348,821	1,321,507
Icon Parent, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 2.750%) 6.437%, 11/13/2031		1,309,826	1,254,433

27

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Information technology (continued)
Quartz Acquireco LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 5.950%, 06/28/2030	$253,714	210,582
Storable, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 6.918%, 04/16/2031	1,080,380	1,032,303
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.500%) 6.167%, 02/10/2031	414,680	395,658
		15,172,787
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 5.420%, 01/25/2031	1,001,346	1,004,270
TOTAL TERM LOANS (Cost $46,593,279)		$45,972,204
ASSET-BACKED SECURITIES - 0.1%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	326,180	$323,938
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (D)	206,400	198,193
TOTAL ASSET-BACKED SECURITIES (Cost $529,985)		$522,131
SHORT-TERM INVESTMENTS – 2.4%
Short-term funds – 2.0%
John Hancock Collateral Trust, 3.6657% (G)(H)	242,676	2,427,169
T. Rowe Price Government Reserve Fund, 3.6718% (G)	6,949,908	6,949,908
		9,377,077
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp. dated 3-31-26 at 1.060% to be repurchased at $1,832,054 on 4-1-26, collateralized by $1,840,200 U.S. Treasury Notes, 4.375% due 7-15-27 (valued at $1,868,841)	$1,832,000	1,832,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,208,932)		$11,209,077
Total Investments (Capital Appreciation Value Trust) (Cost $466,955,928) – 99.9%		$463,102,541
Other assets and liabilities, net – 0.1%		639,976
TOTAL NET ASSETS – 100.0%		$463,742,517
Capital Appreciation Value Trust (continued)
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $10,276,972. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $8,079,049 in the form of U.S. Treasuries was pledged to the fund.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	The rate shown is the annualized seven-day yield as of 3-31-26.
(H)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
JPM	Advanced Micro Devices, Inc.	USD	310.00	Jan 2027	12	1,200	$46,505	$(16,619)
JPM	Advanced Micro Devices, Inc.	USD	320.00	Jan 2027	12	1,200	43,449	(14,958)
UBS	Alphabet, Inc., Class A	USD	340.00	Jan 2027	9	900	24,763	(17,409)
UBS	Alphabet, Inc., Class A	USD	350.00	Jan 2027	9	900	22,423	(14,991)
JPM	Alphabet, Inc., Class A	USD	360.00	Jan 2027	10	1,000	24,437	(14,314)
UBS	Alphabet, Inc., Class A	USD	360.00	Jan 2027	9	900	20,262	(12,883)
JPM	Alphabet, Inc., Class A	USD	370.00	Jan 2027	10	1,000	21,666	(12,283)
JPM	Alphabet, Inc., Class A	USD	380.00	Jan 2027	10	1,000	19,200	(10,532)
JPM	Alphabet, Inc., Class A	USD	400.00	Jan 2027	18	1,800	49,538	(13,934)
28

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	Alphabet, Inc., Class A	USD	415.00	Jan 2027	18	1,800	$42,619	$(11,083)
BOA	Apple, Inc.	USD	300.00	Jan 2027	29	2,900	41,514	(32,753)
GSI	Broadcom, Inc.	USD	390.00	Jan 2027	18	1,800	84,398	(49,881)
GSI	Broadcom, Inc.	USD	410.00	Jan 2027	18	1,800	74,116	(41,633)
GSI	Cencora, Inc.	USD	390.00	Jan 2027	7	700	16,471	(7,503)
GSI	Cencora, Inc.	USD	400.00	Jan 2027	7	700	14,377	(6,191)
NOM	DoorDash, Inc., Class A	USD	230.00	Jan 2027	12	1,200	37,464	(11,434)
CITI	General Electric Company	USD	330.00	Jan 2027	10	1,000	25,800	(22,767)
CITI	General Electric Company	USD	340.00	Jan 2027	10	1,000	22,120	(19,658)
GSI	Ingersoll Rand, Inc.	USD	95.00	Jan 2027	11	1,100	8,679	(6,410)
GSI	Ingersoll Rand, Inc.	USD	95.00	Jan 2027	9	900	6,438	(5,245)
GSI	Ingersoll Rand, Inc.	USD	95.00	Jan 2027	8	800	5,970	(4,662)
GSI	Ingersoll Rand, Inc.	USD	100.00	Jan 2027	12	1,200	7,463	(5,439)
GSI	Ingersoll Rand, Inc.	USD	100.00	Jan 2027	9	900	5,075	(4,079)
GSI	Ingersoll Rand, Inc.	USD	100.00	Jan 2027	8	800	4,519	(3,626)
WFB	JPMorgan Chase & Co.	USD	330.00	Jan 2027	10	1,000	18,500	(16,655)
WFB	JPMorgan Chase & Co.	USD	330.00	Jan 2027	8	800	17,012	(13,324)
WFB	JPMorgan Chase & Co.	USD	350.00	Jan 2027	8	800	11,955	(8,351)
BARC	KLA Corp.	USD	1,840.00	Jan 2027	2	200	45,494	(31,590)
BARC	KLA Corp.	USD	1,900.00	Jan 2027	2	200	41,694	(28,427)
BARC	Mastercard, Inc., Class A	USD	670.00	Jun 2026	9	900	14,688	(129)
BARC	Mastercard, Inc., Class A	USD	570.00	Jan 2027	4	400	13,931	(10,165)
BARC	Mastercard, Inc., Class A	USD	580.00	Jan 2027	7	700	21,194	(15,589)
BARC	Mastercard, Inc., Class A	USD	600.00	Jan 2027	7	700	17,056	(11,823)
BARC	Mastercard, Inc., Class A	USD	600.00	Jan 2027	4	400	9,924	(6,756)
JPM	Netflix, Inc.	USD	96.00	Jan 2027	59	5,900	48,026	(85,372)
JPM	Netflix, Inc.	USD	96.00	Jan 2027	60	6,000	43,620	(86,819)
JPM	Netflix, Inc.	USD	98.00	Jan 2027	58	5,800	43,616	(78,107)
JPM	Netflix, Inc.	USD	98.00	Jan 2027	61	6,100	40,687	(82,147)
JPM	Netflix, Inc.	USD	100.00	Jan 2027	59	5,900	41,123	(73,826)
JPM	Netflix, Inc.	USD	100.00	Jan 2027	60	6,000	36,720	(75,077)
BARC	S&P Global, Inc.	USD	590.00	Jan 2027	5	500	12,152	(4,524)
BARC	S&P Global, Inc.	USD	610.00	Jan 2027	5	500	9,125	(3,623)
UBS	Starbucks Corp.	USD	105.00	Jan 2027	36	3,600	29,942	(20,905)
UBS	Starbucks Corp.	USD	105.00	Jan 2027	10	1,000	7,685	(5,807)
UBS	Starbucks Corp.	USD	105.00	Jan 2027	10	1,000	7,918	(5,807)
UBS	Starbucks Corp.	USD	110.00	Jan 2027	36	3,600	24,072	(16,191)
UBS	Starbucks Corp.	USD	110.00	Jan 2027	10	1,000	6,227	(4,498)
UBS	Starbucks Corp.	USD	110.00	Jan 2027	10	1,000	6,426	(4,498)
UBS	Starbucks Corp.	USD	115.00	Jan 2027	10	1,000	4,657	(3,449)
UBS	Starbucks Corp.	USD	115.00	Jan 2027	10	1,000	4,834	(3,449)
GSI	Visa, Inc., Class A	USD	395.00	Jun 2026	14	1,400	15,918	(178)
CITI	Visa, Inc., Class A	USD	345.00	Jan 2027	6	600	13,128	(9,111)
CITI	Visa, Inc., Class A	USD	360.00	Jan 2027	10	1,000	18,070	(10,865)
CITI	Visa, Inc., Class A	USD	365.00	Jan 2027	6	600	8,904	(5,799)
CITI	Visa, Inc., Class A	USD	375.00	Jan 2027	10	1,000	13,270	(7,591)
UBS	Yum! Brands, Inc.	USD	165.00	Jan 2027	20	2,000	15,933	(20,890)
UBS	Yum! Brands, Inc.	USD	180.00	Jan 2027	2	200	1,295	(1,097)
UBS	Yum! Brands, Inc.	USD	180.00	Jan 2027	2	200	1,435	(1,097)
UBS	Yum! Brands, Inc.	USD	180.00	Jan 2027	10	1,000	6,910	(5,483)
UBS	Yum! Brands, Inc.	USD	185.00	Jan 2027	2	200	1,048	(882)
UBS	Yum! Brands, Inc.	USD	185.00	Jan 2027	2	200	1,168	(882)
UBS	Yum! Brands, Inc.	USD	185.00	Jan 2027	10	1,000	5,620	(4,408)
							$1,350,243	$(1,125,478)
Derivatives Currency Abbreviations
USD	U.S. Dollar
29

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
NOM	Nomura Global Financial Products, Inc.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 52.6%
U.S. Government – 22.3%
U.S. Treasury Bonds
1.125%, 08/15/2040	$838,000	$522,408
1.375%, 08/15/2050	9,649,000	4,718,210
1.625%, 11/15/2050	4,466,000	2,330,170
1.750%, 08/15/2041	13,675,000	9,142,485
2.000%, 11/15/2041	5,397,000	3,732,363
2.250%, 08/15/2049	13,924,000	8,660,619
2.375%, 02/15/2042	2,824,000	2,057,880
3.000%, 02/15/2048 to 02/15/2049	21,986,000	16,121,545
3.125%, 05/15/2048	1,377,000	1,036,246
4.625%, 02/15/2046 to 11/15/2055	23,052,000	22,115,588
U.S. Treasury Notes
3.500%, 03/15/2029 to 11/30/2030	1,232,000	1,220,961
3.625%, 12/31/2030	5,075,000	5,006,012
3.750%, 06/30/2030	8,464,000	8,409,116
3.875%, 03/31/2028 to 03/31/2031	61,226,000	61,165,933
4.125%, 02/15/2036	13,728,000	13,513,500
4.250%, 03/31/2033	1,291,000	1,299,876
		161,052,912
U.S. Government Agency – 30.3%
Federal Home Loan Mortgage Corp.
2.000%, 10/01/2031 to 07/01/2040	3,545,339	3,162,964
2.500%, 07/01/2033 to 04/01/2052	17,199,105	14,913,250
3.000%, 09/01/2030 to 01/01/2050	16,707,548	15,246,141
3.419%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.622%), 02/01/2050 (A)	386,950	388,559
4.000%, 03/01/2050	1,385,194	1,331,156
4.181%, (30 day Average SOFR + 2.305%), 05/01/2053 (A)	1,187,043	1,202,340
4.500%, 06/01/2039 to 06/01/2040	1,221,668	1,212,549
4.743%, (30 day Average SOFR + 2.335%), 10/01/2054 (A)	531,162	535,068
4.791%, (30 day Average SOFR + 2.147%), 01/01/2055 (A)	629,302	634,209
4.960%, (30 day Average SOFR + 2.257%), 02/01/2054 (A)	240,336	242,930
4.963%, (30 day Average SOFR + 2.140%), 02/01/2056 (A)	1,197,412	1,205,118
5.172%, (30 day Average SOFR + 2.202%), 06/01/2055 (A)	556,784	563,023
5.251%, (30 day Average SOFR + 2.075%), 07/01/2055 (A)	284,662	287,217
5.254%, (30 day Average SOFR + 2.075%), 07/01/2055 (A)	813,768	821,950
5.306%, (30 day Average SOFR + 2.330%), 08/01/2055 (A)	401,414	405,628
5.313%, (30 day Average SOFR + 2.105%), 08/01/2055 (A)	310,151	313,904
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.361%, (30 day Average SOFR + 2.090%), 05/01/2055 (A)	$196,886	$199,985
5.423%, (30 day Average SOFR + 2.330%), 08/01/2055 (A)	533,113	540,752
5.500%, 05/01/2055	2,941,277	2,971,157
5.500%, 05/01/2055 (B)	1,292,576	1,299,749
5.608%, (30 day Average SOFR + 2.330%), 07/01/2055 (A)	615,315	624,772
6.000%, 09/01/2054 to 06/01/2055	10,712,859	11,046,008
6.500%, 09/01/2054 to 10/01/2055	2,921,202	3,090,289
Federal National Mortgage Association
2.000%, 02/01/2031 to 04/01/2042	9,318,667	8,430,816
2.500%, 05/01/2037 to 05/01/2052	12,777,353	11,175,971
2.760%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (A)	292,163	283,722
3.000%, 10/01/2030 to 07/01/2060	47,002,618	42,671,411
4.000%, 01/01/2027 to 12/01/2048	1,379,904	1,337,167
4.103%, (30 day Average SOFR + 2.120%), 09/01/2052 (A)	586,505	597,078
4.128%, (30 day Average SOFR + 2.134%), 10/01/2052 (A)	1,403,950	1,425,673
4.128%, (30 day Average SOFR + 2.124%), 11/01/2052 (A)	479,542	488,098
4.343%, (30 day Average SOFR + 2.161%), 01/01/2055 (A)	593,734	605,715
4.353%, (30 day Average SOFR + 2.126%), 07/01/2052 (A)	739,184	739,639
4.500%, TBA (B)	5,300,000	5,258,180
4.500%, 11/01/2040 (B)	2,522,561	2,503,510
4.500%, 03/01/2043 to 02/01/2046	998,115	989,933
4.585%, (30 day Average SOFR + 2.127%), 08/01/2052 (A)	801,715	806,302
4.633%, (30 day Average SOFR + 2.129%), 08/01/2052 (A)	447,843	450,907
4.670%, (30 day Average SOFR + 2.297%), 04/01/2053 (A)	2,469,439	2,486,739
4.855%, (30 day Average SOFR + 2.277%), 07/01/2054 (A)	1,217,234	1,230,547
4.964%, (30 day Average SOFR + 2.310%), 05/01/2055 (A)	569,576	572,893
5.000%, TBA (B)	7,000,000	6,886,437
5.016%, (30 day Average SOFR + 2.300%), 04/01/2056 (A)	376,000	379,301
5.206%, (30 day Average SOFR + 2.319%), 02/01/2055 (A)	875,968	890,149
5.365%, (30 day Average SOFR + 2.331%), 08/01/2054 (A)	803,558	818,971

30

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
5.500%, TBA (B)	$5,700,000	$5,716,031
5.500%, 02/01/2054 to 07/01/2055	14,258,894	14,391,196
5.578%, (30 day Average SOFR + 2.060%), 08/01/2055 (A)	546,556	558,792
5.584%, (30 day Average SOFR + 2.103%), 12/01/2053 (A)	349,124	357,046
6.000%, 12/01/2053 to 11/01/2055	11,756,356	12,128,686
6.500%, 12/01/2053 to 11/01/2055	1,956,627	2,068,787
Government National Mortgage Association
2.000%, 10/20/2050 to 04/20/2051	13,108,731	10,811,992
2.000%, 11/20/2050 (B)	4,631,962	3,819,055
2.500%, 12/20/2037 to 07/20/2050	4,182,143	3,688,849
3.000%, 06/20/2043 to 10/20/2050	3,400,996	3,076,585
3.500%, 04/20/2048	309,269	288,988
4.000%, 09/20/2052 to 10/20/2052	5,787,627	5,459,884
5.000%, TBA (B)	2,000,000	1,974,977
6.000%, 01/20/2053	1,071,684	1,108,213
		218,716,958
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $382,941,810)		$379,769,870
FOREIGN GOVERNMENT OBLIGATIONS – 1.5%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (C)(D)	845,000	853,702
Chile – 0.1%
Republic of Chile 4.350%, 04/13/2031	652,000	639,416
Indonesia – 0.1%
Republic of Indonesia
4.300%, 04/16/2031	485,000	472,940
4.900%, 04/16/2036	543,000	519,329
		992,269
Israel – 0.2%
State of Israel
3.875%, 07/03/2050	299,000	210,165
4.500%, 01/13/2031	952,000	932,043
5.750%, 03/12/2054	209,000	194,264
		1,336,472
Kuwait – 0.5%
State of Kuwait
4.016%, 10/09/2028 (C)	1,245,000	1,226,415
4.136%, 10/09/2030 (C)	1,499,000	1,465,628
4.652%, 10/09/2035 (C)	715,000	686,526
		3,378,569
Mexico – 0.4%
Government of Mexico
3.500%, 02/12/2034	504,000	429,156
4.400%, 02/12/2052	405,000	286,902
4.600%, 01/23/2046	348,000	266,272
4.600%, 02/10/2048	373,000	280,254
4.750%, 03/08/2044	326,000	261,240
5.375%, 03/22/2033	1,307,000	1,276,286
6.750%, 02/09/2056	298,000	289,239
		3,089,349
Paraguay – 0.1%
Republic of Paraguay
5.400%, 03/30/2050 (C)(D)	711,000	630,657
Core Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Paraguay (continued)
Republic of Paraguay (continued)
6.650%, 03/04/2055 (C)	$200,000	$207,480
		838,137
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,309,775)		$11,127,914
CORPORATE BONDS – 29.2%
Communication services – 2.2%
Alphabet, Inc.
3.700%, 02/15/2029	744,000	737,606
4.100%, 02/15/2031	796,000	790,469
4.375%, 11/15/2032	306,000	304,249
4.400%, 02/15/2033	739,000	729,796
4.700%, 11/15/2035	714,000	705,389
4.800%, 02/15/2036	844,000	840,385
5.250%, 05/15/2055	339,000	320,087
5.300%, 05/15/2065	339,000	313,788
5.450%, 11/15/2055	158,000	152,976
5.650%, 02/15/2056	620,000	618,006
AT&T, Inc.
3.500%, 06/01/2041	226,000	175,303
3.500%, 09/15/2053	277,000	181,639
3.550%, 09/15/2055	425,000	276,404
3.650%, 09/15/2059	221,000	143,203
3.800%, 12/01/2057	308,000	207,983
4.400%, 04/30/2031	686,000	679,084
5.550%, 11/01/2045	207,000	195,967
5.850%, 04/30/2046	246,000	239,719
6.000%, 04/30/2056	355,000	347,335
Charter Communications Operating LLC
3.500%, 06/01/2041	121,000	84,850
3.500%, 03/01/2042	593,000	405,933
3.900%, 06/01/2052	473,000	301,107
5.250%, 04/01/2053 (D)	290,000	227,417
5.500%, 04/01/2063	123,000	94,996
5.850%, 12/01/2035	188,000	184,914
6.700%, 12/01/2055 (D)	205,000	195,851
Comcast Corp.
2.987%, 11/01/2063	264,000	139,786
4.049%, 11/01/2052	228,000	163,343
Meta Platforms, Inc.
4.875%, 11/15/2035	278,000	272,730
5.400%, 08/15/2054	177,000	160,319
5.500%, 11/15/2045	204,000	193,048
5.550%, 08/15/2064	77,000	69,204
Orange SA
4.000%, 01/13/2029 (C)	511,000	505,884
4.250%, 01/13/2031 (C)	752,000	737,661
4.750%, 01/13/2033 (C)	809,000	799,957
5.000%, 01/13/2036 (C)	472,000	463,611
The Walt Disney Company
3.750%, 03/14/2029	569,000	562,515
4.000%, 03/14/2031	633,000	623,236
Verizon Communications, Inc.
2.987%, 10/30/2056	354,000	207,736
5.750%, 11/30/2045	277,000	269,743
5.875%, 11/30/2055	548,000	533,025
6.000%, 11/30/2065	548,000	530,871
		15,687,125
Consumer discretionary – 2.0%
Airbnb, Inc.
4.400%, 03/16/2029	744,000	743,019
4.650%, 03/16/2031	455,000	453,975
5.250%, 03/16/2036	253,000	253,256

31

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Amazon.com, Inc.
3.850%, 03/13/2028	$993,000	$989,831
3.900%, 11/20/2028	232,000	231,008
4.000%, 03/13/2029	993,000	987,980
4.100%, 11/20/2030	232,000	229,282
4.250%, 03/13/2031	912,000	905,278
4.350%, 03/20/2033	353,000	346,588
4.550%, 03/13/2033	528,000	522,918
4.650%, 11/20/2035	571,000	559,893
4.875%, 03/13/2036	740,000	733,256
5.550%, 11/20/2065	266,000	251,328
5.650%, 03/13/2046	380,000	378,685
5.800%, 03/13/2056	231,000	230,814
5.950%, 03/13/2066	126,000	126,413
6.050%, 03/13/2076	275,000	273,388
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052	482,000	341,395
Ford Motor Credit Company LLC 2.900%, 02/10/2029	1,274,000	1,191,536
General Motors Financial Company, Inc. 2.700%, 06/10/2031	654,000	586,694
Hyundai Capital America
4.500%, 09/18/2030 (C)	310,000	304,829
4.750%, 04/06/2029 (C)	499,000	499,078
5.000%, 04/07/2031 (C)	371,000	371,235
5.150%, 03/27/2030 (C)	352,000	355,757
Lowe's Companies, Inc.
3.500%, 04/01/2051	285,000	193,525
4.250%, 03/15/2031	554,000	543,716
4.250%, 04/01/2052	526,000	403,161
4.850%, 10/15/2035	516,000	502,498
McDonald's Corp. 6.300%, 03/01/2038	360,000	392,507
MercadoLibre, Inc. 4.900%, 01/15/2033	226,000	219,265
The Home Depot, Inc. 3.625%, 04/15/2052	230,000	164,168
		14,286,276
Consumer staples – 1.2%
Altria Group, Inc. 3.875%, 09/16/2046	194,000	142,095
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	1,238,000	1,205,778
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 01/23/2039	240,000	243,821
BAT Capital Corp.
4.540%, 08/15/2047	499,000	405,154
6.250%, 08/15/2055	353,000	357,029
7.081%, 08/02/2053	130,000	143,632
Bunge, Ltd. Finance Corp. 5.150%, 08/04/2035	617,000	614,356
Imperial Brands Finance PLC 5.625%, 07/01/2035 (C)	526,000	530,444
JBS NV
3.000%, 05/15/2032	465,000	413,217
3.625%, 01/15/2032	626,000	579,858
5.750%, 04/01/2033	154,000	158,965
6.375%, 04/15/2066	124,000	121,676
6.400%, 05/10/2057 (C)	270,000	269,501
6.500%, 12/01/2052	325,000	329,003
7.250%, 11/15/2053 (D)	497,000	546,791
Philip Morris International, Inc.
4.125%, 04/28/2028	1,042,000	1,040,273
4.375%, 04/30/2030	882,000	877,287
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Philip Morris International, Inc. (continued)
4.875%, 04/30/2035	$935,000	$920,471
		8,899,351
Energy – 1.3%
Aker BP ASA
5.250%, 10/30/2035 (C)	626,000	608,758
5.800%, 10/01/2054 (C)	157,000	143,494
Baker Hughes Holdings LLC
4.350%, 06/15/2031	621,000	612,858
4.650%, 06/15/2033	317,000	311,999
5.000%, 06/15/2036	528,000	518,392
5.850%, 06/15/2056	306,000	299,434
Enbridge, Inc.
4.850%, 03/27/2031	598,000	600,417
5.450%, 03/27/2036	384,000	387,309
Energy Transfer LP
5.250%, 07/01/2029	600,000	613,122
5.300%, 04/15/2047	240,000	211,771
5.950%, 05/15/2054	424,000	397,575
6.000%, 02/01/2029 (C)	436,000	439,400
6.050%, 09/01/2054	242,000	230,420
Equinor ASA
4.500%, 09/03/2030	205,000	206,091
4.750%, 11/14/2035	471,000	463,755
5.125%, 06/03/2035	206,000	209,728
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (C)	352,381	312,611
2.625%, 03/31/2036 (C)	259,000	220,334
MPLX LP
5.300%, 04/01/2036	422,000	415,963
6.100%, 04/01/2056	200,000	194,462
ONEOK, Inc.
5.400%, 10/15/2035	124,000	123,181
5.700%, 11/01/2054	515,000	469,848
6.250%, 10/15/2055	309,000	302,929
Saudi Arabian Oil Company 6.375%, 06/02/2055 (C)	422,000	419,239
TotalEnergies Capital USA LLC
4.569%, 01/13/2033	207,000	204,904
4.857%, 01/13/2036	522,000	513,973
		9,431,967
Financials – 8.2%
American Express Company 4.456%, (4.456% to 2-10-31, then Overnight SOFR + 0.867%), 02/10/2032	642,000	635,352
Aon North America, Inc. 5.750%, 03/01/2054	248,000	238,955
Apollo Global Management, Inc. 5.700%, 03/30/2036	517,000	517,459
Ares Management Corp. 5.600%, 10/11/2054	358,000	315,344
Banco Bilbao Vizcaya Argentaria SA 5.127%, 03/03/2036	800,000	778,170
Bank of Montreal 4.439%, (4.439% to 1-14-31, then Overnight SOFR + 0.970%), 01/14/2032	674,000	663,612
Barclays PLC 5.207%, (5.207% to 2-24-36, then Overnight SOFR + 1.506%), 02/24/2037	588,000	569,058
Brookfield Asset Management, Ltd.
4.653%, 11/15/2030	227,000	224,986

32

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Brookfield Asset Management, Ltd. (continued)
5.298%, 01/15/2036 (D)	$411,000	$401,584
Citizens Bank NA 4.192%, (4.192% to 1-29-28, then Overnight SOFR + 0.700%), 01/29/2029	986,000	979,811
Fidelity National Information Services, Inc.
4.450%, 03/10/2028	621,000	619,261
4.550%, 03/10/2029	745,000	741,487
Fifth Third Bancorp
4.566%, (4.566% to 4-29-31, then Overnight SOFR + 0.950%), 04/29/2032	563,000	551,881
5.141%, (5.141% to 1-29-36, then Overnight SOFR + 1.240%), 01/29/2037	418,000	407,183
Grand River Funding Trust I 6.311%, 02/15/2036 (C)	372,000	375,287
Grand River Funding Trust II 7.280%, 02/15/2056 (C)	400,000	418,400
HSBC Holdings PLC
4.675%, (4.675% to 3-10-31, then Overnight SOFR + 1.210%), 03/10/2032	880,000	868,338
5.279%, (5.279% to 3-10-36, then Overnight SOFR + 1.550%), 03/10/2037	658,000	646,181
ING Groep NV
4.803%, (4.803% to 3-23-31, then SOFR Compounded Index + 1.260%), 03/23/2032	555,000	551,677
5.420%, (5.420% to 3-23-36, then SOFR Compounded Index + 1.610%), 03/23/2037	474,000	472,616
Lloyds Banking Group PLC
4.241%, (4.241% to 2-10-29, then 1 Year CMT + 0.600%), 02/10/2030	966,000	955,595
5.668%, (5.668% to 2-10-46, then 1 Year CMT + 0.820%), 02/10/2047	821,000	798,639
LSEG US Fin Corp.
4.250%, 03/23/2029 (C)	690,000	684,971
4.500%, 03/23/2031 (C)	690,000	681,398
5.250%, 03/23/2036 (C)	406,000	402,013
Mitsubishi UFJ Financial Group, Inc.
4.505%, (4.505% to 1-14-31, then 1 Year CMT + 0.800%), 01/14/2032 (D)	699,000	688,872
5.057%, (5.057% to 1-14-36, then 1 Year CMT + 0.900%), 01/14/2037	747,000	733,874
Morgan Stanley
4.133%, (4.133% to 10-18-28, then Overnight SOFR + 0.913%), 10/18/2029	1,311,000	1,295,790
4.238%, (4.238% to 1-9-29, then Overnight SOFR + 0.800%), 01/09/2030	248,000	245,497
4.493%, (4.493% to 1-16-31, then Overnight SOFR + 0.950%), 01/16/2032	1,178,000	1,158,196
4.708%, (4.708% to 3-12-31, then Overnight SOFR + 1.195%), 03/12/2032	1,489,000	1,478,974
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
4.892%, (4.892% to 10-22-35, then Overnight SOFR + 1.314%), 10/22/2036	$366,000	$353,814
5.073%, (5.073% to 1-30-36, then Overnight SOFR + 1.184%), 01/30/2037	754,000	738,709
5.314%, (5.314% to 1-18-36, then 5 Year CMT + 1.170%), 01/18/2041	251,000	242,296
5.900%, (5.900% to 3-13-46, then Overnight SOFR + 1.782%), 03/13/2047	676,000	672,863
Morgan Stanley Private Bank NA
4.204%, (4.204% to 11-17-27, then Overnight SOFR + 0.780%), 11/17/2028	1,342,000	1,337,352
4.213%, (4.213% to 2-8-29, then Overnight SOFR + 0.762%), 02/08/2030	1,586,000	1,569,940
4.465%, (4.465% to 11-19-30, then Overnight SOFR + 1.020%), 11/19/2031	2,779,000	2,735,873
4.466%, (4.466% to 7-6-27, then Overnight SOFR + 0.770%), 07/06/2028	807,000	806,970
4.734%, (4.734% to 7-18-30, then Overnight SOFR + 1.080%), 07/18/2031	1,851,000	1,845,267
NatWest Group PLC 5.908%, (5.908% to 3-3-46, then 1 Year CMT + 1.300%), 03/03/2047	477,000	464,684
Nippon Life Insurance Company
4.748%, 04/02/2031 (C)	609,000	610,524
5.046%, 04/02/2033 (C)	380,000	380,466
PNC Bank NA 4.429%, (4.429% to 7-21-27, then Overnight SOFR + 0.727%), 07/21/2028	1,066,000	1,065,593
Protective Life Corp.
4.700%, 01/15/2031 (C)	599,000	593,229
5.350%, 12/15/2035 (C)	370,000	363,595
RLI Corp. 5.375%, 06/01/2036	372,000	358,083
Royal Bank of Canada 4.696%, (4.696% to 8-6-30, then Overnight SOFR + 1.060%), 08/06/2031	206,000	205,542
Standard Chartered PLC 5.706%, (5.706% to 3-5-46, then 1 Year CMT + 1.100%), 03/05/2047 (C)	588,000	557,380
State Street Corp.
4.729%, 02/28/2030	958,000	969,674
4.784%, (4.784% to 10-23-35, then Overnight SOFR + 1.215%), 10/23/2036	238,000	231,322
Sumitomo Mitsui Financial Group, Inc.
4.494%, (4.494% to 1-15-31, then Overnight SOFR + 1.020%), 01/15/2032 (D)	699,000	688,379
5.046%, (5.046% to 1-15-36, then Overnight SOFR + 1.220%), 01/15/2037 (D)	699,000	687,430

33

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Sumitomo Mitsui Trust Group, Inc. 5.416%, (5.416% to 9-11-35, then Overnight SOFR + 1.650%), 09/11/2036 (C)	$528,000	$519,217
The Bank of New York Mellon Corp.
4.026%, (4.026% to 1-22-29, then Overnight SOFR + 0.634%), 01/22/2030	564,000	558,354
4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	121,000	122,596
The Charles Schwab Corp.
4.343%, (4.343% to 11-14-30, then Overnight SOFR + 0.940%), 11/14/2031	613,000	606,178
4.914%, (4.914% to 11-14-35, then Overnight SOFR + 1.230%), 11/14/2036	334,000	324,653
The Goldman Sachs Group, Inc.
4.148%, (4.148% to 1-21-28, then Overnight SOFR + 0.710%), 01/21/2029	2,448,000	2,432,895
4.153%, (4.153% to 10-21-28, then Overnight SOFR + 0.900%), 10/21/2029	1,529,000	1,514,732
4.369%, (4.369% to 10-21-30, then Overnight SOFR + 1.060%), 10/21/2031	1,028,000	1,007,981
4.516%, (4.516% to 1-21-31, then Overnight SOFR + 0.960%), 01/21/2032	993,000	977,948
4.939%, (4.939% to 10-21-35, then Overnight SOFR + 1.330%), 10/21/2036	701,000	678,859
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	370,000	374,458
5.065%, (5.065% to 1-21-36, then Overnight SOFR + 1.190%), 01/21/2037	839,000	820,267
5.207%, (5.207% to 1-28-30, then Overnight SOFR + 1.078%), 01/28/2031	946,000	961,171
5.218%, (5.218% to 4-23-30, then Overnight SOFR + 1.580%), 04/23/2031	1,214,000	1,234,474
5.330%, (5.330% to 7-23-34, then Overnight SOFR + 1.550%), 07/23/2035	736,000	738,492
5.387%, (5.387% to 2-2-36, then 5 Year CMT + 1.180%), 02/02/2041	367,000	354,577
5.541%, (5.541% to 1-21-46, then Overnight SOFR + 1.320%), 01/21/2047	251,000	239,192
The PNC Financial Services Group, Inc.
4.075%, (4.075% to 1-26-28, then Overnight SOFR + 0.610%), 01/26/2029	979,000	973,834
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	549,000	547,174
5.373%, (5.373% to 7-21-35, then Overnight SOFR + 1.417%), 07/21/2036	309,000	310,349
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc. (continued)
5.423%, (5.423% to 1-25-36, then 5 Year CMT + 1.170%), 01/25/2041	$230,000	$225,319
The Progressive Corp.
4.600%, 03/26/2031	219,000	219,500
5.150%, 03/26/2036	219,000	219,309
The Toronto-Dominion Bank 4.928%, 10/15/2035	618,000	608,020
Truist Bank 4.144%, (4.144% to 1-27-28, then Overnight SOFR + 0.662%), 01/27/2029	967,000	961,813
Truist Financial Corp. 4.597%, (4.597% to 1-27-31, then Overnight SOFR + 0.965%), 01/27/2032	820,000	811,262
U.S. Bancorp
4.481%, (4.481% to 1-26-31, then Overnight SOFR + 0.867%), 01/26/2032	901,000	891,505
5.033%, (5.033% to 1-26-36, then Overnight SOFR + 1.101%), 01/26/2037	708,000	697,585
UBS Group AG
4.588%, (4.588% to 8-10-31, then Overnight SOFR + 1.050%), 08/10/2032 (C)	597,000	586,779
5.528%, (5.528% to 5-6-46, then Overnight SOFR + 1.490%), 05/06/2047 (C)	594,000	567,187
Wells Fargo & Company
4.960%, (4.960% to 1-23-36, then Overnight SOFR + 1.100%), 01/23/2037	627,000	610,787
5.433%, (5.433% to 1-23-46, then Overnight SOFR + 1.230%), 01/23/2047	251,000	237,834
		59,513,747
Health care – 2.4%
AbbVie, Inc.
3.200%, 11/21/2029	878,000	846,450
4.050%, 11/21/2039	249,000	218,553
4.125%, 03/15/2031	434,000	427,702
4.250%, 11/21/2049	866,000	702,961
4.400%, 03/15/2033	843,000	827,554
4.450%, 05/14/2046	105,000	90,132
4.750%, 03/15/2036	632,000	620,067
4.800%, 03/15/2027	595,000	598,002
5.050%, 03/15/2034	343,000	348,129
5.200%, 03/15/2035	286,000	291,053
Alcon Finance Corp. 5.375%, 12/06/2032 (C)	776,000	794,513
Amgen, Inc.
4.850%, 02/19/2036	880,000	864,627
5.500%, 02/19/2046	126,000	120,990
5.600%, 03/02/2043	343,000	338,073
5.650%, 02/19/2056	473,000	458,538
AstraZeneca Finance LLC
4.000%, 03/02/2031	495,000	486,400
4.300%, 03/02/2033	316,000	309,653
4.600%, 03/02/2036	422,000	413,558
CVS Health Corp. 5.050%, 03/25/2048	624,000	535,394

34

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Eli Lilly & Company 4.600%, 08/14/2034	$290,000	$287,066
Gilead Sciences, Inc. 4.000%, 09/01/2036	241,000	222,199
HCA, Inc.
5.250%, 06/15/2049	306,000	270,029
5.900%, 06/01/2053	179,000	170,426
Johnson & Johnson 3.625%, 03/03/2037	717,000	644,057
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	338,000	336,712
5.300%, 05/19/2053	122,000	113,383
5.340%, 05/19/2063	124,000	112,633
Pfizer, Inc.
4.200%, 11/15/2030	683,000	678,255
4.875%, 11/15/2035	940,000	930,614
Roche Holdings, Inc.
4.075%, 12/02/2030 (C)	503,000	496,784
4.374%, 12/02/2032 (C)	391,000	385,570
Royalty Pharma PLC
2.200%, 09/02/2030	245,000	220,667
3.300%, 09/02/2040	122,000	92,497
3.550%, 09/02/2050	559,000	377,228
5.200%, 09/25/2035	220,000	217,125
Thermo Fisher Scientific, Inc.
4.215%, 02/12/2031	569,000	563,022
4.550%, 06/15/2033	297,000	293,447
4.902%, 02/12/2036	422,000	419,004
UnitedHealth Group, Inc.
3.050%, 05/15/2041	110,000	81,544
5.500%, 07/15/2044	288,000	277,919
5.625%, 07/15/2054	477,000	454,616
		16,937,146
Industrials – 4.6%
Caterpillar Financial Services Corp.
4.375%, 08/16/2029	269,000	269,891
5.000%, 05/14/2027	716,000	722,948
Crowley Conro LLC 4.181%, 08/15/2043	396,554	369,904
Deere & Company 5.700%, 01/19/2055	497,000	506,598
Delta Air Lines, Inc.
4.750%, 10/20/2028 (C)	715,917	714,883
4.950%, 07/10/2028	957,000	960,522
5.250%, 07/10/2030	1,077,000	1,084,087
Eaton Capital ULC 4.450%, 05/09/2030	349,000	348,703
Eaton Corp.
3.850%, 03/06/2028	1,095,000	1,086,966
3.950%, 03/06/2029	694,000	687,069
4.200%, 03/06/2031 (D)	515,000	507,549
4.500%, 03/06/2033	293,000	288,983
4.800%, 03/06/2036	358,000	353,451
Embraer Netherlands Finance BV
5.400%, 01/09/2038	363,000	346,984
5.980%, 02/11/2035	381,000	393,287
Gabx Leasing LLC
4.625%, 04/15/2031 (C)	372,000	366,723
5.300%, 04/15/2036 (C)	496,000	486,875
GE Vernova, Inc. 5.500%, 02/04/2056	473,000	455,024
General Electric Company
4.300%, 07/29/2030	721,000	719,271
4.900%, 01/29/2036	655,000	655,529
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Honeywell Aerospace, Inc.
3.900%, 03/16/2028 (C)	$1,280,000	$1,270,574
4.000%, 03/16/2029 (C)	768,000	760,829
4.300%, 03/16/2031 (C)	1,175,000	1,162,292
4.600%, 03/16/2033 (C)	1,090,000	1,077,496
4.950%, 03/16/2036 (C)	981,000	973,351
5.622%, 03/16/2046 (C)	262,000	258,193
5.732%, 03/16/2056 (C)	697,000	688,950
5.852%, 03/16/2066 (C)	54,000	53,564
Howmet Aerospace, Inc.
4.750%, 04/15/2036	316,000	307,202
4.850%, 10/15/2031	319,000	322,644
John Deere Capital Corp.
4.150%, 09/15/2027	469,000	469,824
4.500%, 01/08/2027	592,000	593,853
4.650%, 01/07/2028 (D)	417,000	420,812
4.850%, 06/11/2029	78,000	79,432
5.150%, 09/08/2026	438,000	440,108
Norfolk Southern Corp. 5.100%, 05/01/2035	411,000	412,199
Northrop Grumman Corp.
4.650%, 07/15/2030	342,000	343,955
5.250%, 07/15/2035	317,000	323,027
Novartis Capital Corp.
4.100%, 03/16/2029	372,000	371,554
4.400%, 03/18/2031	440,000	439,905
4.600%, 03/18/2033	703,000	700,013
4.600%, 11/05/2035	719,000	704,556
4.900%, 03/18/2036	1,045,000	1,042,500
5.600%, 03/18/2046	148,000	148,247
5.700%, 03/18/2056	118,000	118,842
Siemens Funding BV
4.350%, 05/26/2028 (C)	855,000	858,643
4.600%, 05/28/2030 (C)	570,000	574,457
5.200%, 05/28/2035 (C)	488,000	499,759
5.800%, 05/28/2055 (C)	348,000	354,300
Southwest Airlines Company 5.250%, 11/15/2035	198,000	185,844
Takeoff Merger Sub, Inc.
4.850%, 03/24/2031 (C)	658,000	649,772
5.500%, 03/24/2036 (C)	220,000	216,724
The Boeing Company
5.805%, 05/01/2050	415,000	401,191
6.858%, 05/01/2054	248,000	272,943
Uber Technologies, Inc.
4.150%, 01/15/2031	620,000	606,232
4.800%, 09/15/2034	606,000	593,279
4.800%, 09/15/2035	413,000	400,756
5.350%, 09/15/2054	545,000	501,845
Union Pacific Corp. 5.600%, 12/01/2054	185,000	181,310
United Airlines Holdings, Inc.
4.875%, 03/01/2029	859,000	840,172
5.375%, 03/01/2031	429,000	420,127
Verisk Analytics, Inc.
4.450%, 03/15/2031	371,000	364,830
5.125%, 03/15/2036	743,000	725,863
		33,457,216
Information technology – 2.3%
Apple, Inc.
2.375%, 02/08/2041	171,000	121,279
2.650%, 05/11/2050	260,000	159,087
3.950%, 08/08/2052	450,000	349,236
Broadcom, Inc.
4.550%, 02/15/2032	597,000	591,810

35

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom, Inc. (continued)
4.600%, 07/15/2030	$776,000	$779,860
4.800%, 10/15/2034	835,000	822,355
4.900%, 07/15/2032	484,000	488,230
4.926%, 05/15/2037 (C)	336,000	325,894
5.050%, 07/12/2029	858,000	875,739
5.150%, 11/15/2031	801,000	821,688
5.200%, 07/15/2035	255,000	256,989
Cadence Design Systems, Inc.
4.200%, 09/10/2027	205,000	204,832
4.300%, 09/10/2029	995,000	991,853
Cisco Systems, Inc. 5.500%, 02/24/2055	120,000	116,348
Flex, Ltd.
5.250%, 01/15/2032	168,000	168,665
5.375%, 11/13/2035	360,000	353,736
Foundry JV Holdco LLC
5.500%, 01/25/2031 (C)	405,000	413,535
5.900%, 01/25/2033 (C)	369,000	379,373
6.300%, 01/25/2039 (C)	200,000	208,320
Intel Corp.
2.800%, 08/12/2041	202,000	138,747
3.250%, 11/15/2049	118,000	74,552
5.625%, 02/10/2043	135,000	127,823
5.900%, 02/10/2063	177,000	164,188
Jabil, Inc.
4.200%, 02/01/2029	294,000	290,433
4.750%, 02/01/2033	294,000	286,269
Oracle Corp.
3.600%, 04/01/2050	691,000	417,176
4.000%, 07/15/2046	408,000	274,759
4.550%, 02/04/2029	597,000	589,455
4.800%, 09/26/2032	380,000	361,892
4.950%, 02/04/2031	552,000	540,099
5.200%, 09/26/2035	252,000	236,375
5.350%, 05/04/2033	552,000	537,360
5.375%, 09/27/2054	307,000	237,472
5.550%, 02/06/2053	254,000	202,657
5.700%, 02/04/2036	331,000	318,253
5.875%, 09/26/2045	484,000	417,567
6.000%, 08/03/2055	183,000	153,424
6.700%, 02/04/2056	350,000	324,836
6.850%, 02/04/2066	210,000	193,058
Synopsys, Inc.
4.650%, 04/01/2028	359,000	360,317
4.850%, 04/01/2030	513,000	516,773
5.000%, 04/01/2032	411,000	414,566
5.150%, 04/01/2035	362,000	362,692
5.700%, 04/01/2055	289,000	276,308
		16,245,880
Materials – 0.6%
Anglo American Capital PLC
4.625%, 03/19/2031 (C)	553,000	546,669
5.000%, 03/21/2033 (C)	553,000	544,484
5.250%, 03/19/2036 (C)	553,000	540,713
Eastman Chemical Company 4.500%, 02/20/2031	619,000	605,240
Glencore Funding LLC
4.900%, 07/01/2031 (C)	598,000	597,670
5.200%, 07/01/2033 (C)	555,000	555,663
5.508%, 04/01/2036 (C)	407,000	407,881
SNF Group SACA 5.626%, 03/31/2031 (C)	660,000	667,788
		4,466,108
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate – 1.3%
Agree LP
2.600%, 06/15/2033	$100,000	$84,918
4.800%, 10/01/2032	221,000	218,880
5.600%, 06/15/2035	359,000	368,341
American Homes 4 Rent LP
3.625%, 04/15/2032	405,000	373,884
4.300%, 04/15/2052	182,000	138,467
4.950%, 06/15/2030	309,000	310,130
5.250%, 03/15/2035	104,000	102,444
5.500%, 07/15/2034	244,000	244,086
Brixmor Operating Partnership LP
2.500%, 08/16/2031	388,000	345,343
4.850%, 02/15/2033	170,000	166,984
CBRE Services, Inc.
4.900%, 01/15/2033	606,000	597,589
5.500%, 06/15/2035	188,000	189,731
Equinix Europe 2 Financing Corp. LLC 4.600%, 11/15/2030	478,000	473,543
Essex Portfolio LP 2.550%, 06/15/2031	209,000	187,337
FIBRA Prologis
5.500%, 11/26/2035 (C)	414,000	399,892
5.625%, 01/14/2038 (C)	421,000	400,472
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	70,000	59,916
4.150%, 04/15/2032	403,000	378,298
4.950%, 01/15/2033	200,000	195,314
Kimco Realty OP LLC
4.850%, 03/01/2035	323,000	316,411
5.300%, 02/01/2036	371,000	374,820
Prologis Targeted U.S. Logistics Fund LP 4.625%, 03/15/2033 (C)	298,000	289,796
Realty Income Corp.
2.100%, 03/15/2028	227,000	217,511
2.850%, 12/15/2032	293,000	259,872
4.750%, 04/15/2033	558,000	550,418
Regency Centers LP
2.950%, 09/15/2029	555,000	529,014
4.500%, 03/15/2033	247,000	240,859
5.000%, 07/15/2032	351,000	353,611
5.250%, 01/15/2034	476,000	481,143
Store Capital LLC
2.700%, 12/01/2031	141,000	122,696
2.750%, 11/18/2030	285,000	256,370
4.950%, 02/11/2031 (C)	372,000	368,759
		9,596,849
Utilities – 3.1%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (C)	146,000	130,812
Arizona Public Service Company
5.100%, 03/15/2036	684,000	672,492
5.900%, 08/15/2055	409,000	402,425
Baltimore Gas & Electric Company
2.250%, 06/15/2031	314,000	280,863
5.450%, 06/01/2035	412,000	422,421
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	232,000	166,069
4.850%, 04/01/2036	440,000	430,889
4.950%, 08/15/2035	494,000	488,719
Chile Electricity Lux MPC II Sarl
5.580%, 10/20/2035 (C)	336,262	337,705
5.672%, 10/20/2035 (C)	512,620	517,621

36

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	$70,000	$45,661
3.700%, 11/15/2059	120,000	81,424
Consumers Energy Company
4.500%, 01/15/2031	616,000	616,754
5.050%, 05/15/2035	455,000	456,885
DTE Electric Company
2.950%, 03/01/2050	367,000	237,370
3.650%, 03/01/2052	168,000	121,580
Duke Energy Carolinas LLC
2.550%, 04/15/2031	143,000	130,801
2.850%, 03/15/2032	390,000	355,024
3.550%, 03/15/2052	284,000	200,326
Duke Energy Corp. 3.500%, 06/15/2051	195,000	130,629
Duke Energy Florida LLC
2.400%, 12/15/2031	313,000	279,547
4.200%, 12/01/2030	162,000	160,221
4.850%, 12/01/2035	332,000	325,856
Duke Energy Progress LLC
2.500%, 08/15/2050	317,000	181,869
3.700%, 10/15/2046	71,000	52,830
Entergy Arkansas LLC
2.650%, 06/15/2051	283,000	164,179
5.150%, 01/15/2033	471,000	478,982
Entergy Mississippi LLC 5.800%, 04/15/2055	307,000	302,581
Exelon Corp. 4.950%, 03/15/2036	880,000	853,490
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (C)	306,000	299,173
4.300%, 01/15/2029 (C)	369,000	366,786
4.550%, 03/15/2031 (C)	681,000	678,631
5.200%, 04/01/2028 (C)	242,000	245,437
Jersey Central Power & Light Company
2.750%, 03/01/2032 (C)	345,000	309,924
4.150%, 01/15/2029 (C)	333,000	330,849
4.400%, 01/15/2031 (C)	555,000	546,891
5.100%, 01/15/2035	279,000	278,880
MidAmerican Energy Company
2.700%, 08/01/2052	272,000	163,526
5.500%, 11/15/2056	267,000	256,091
Mississippi Power Company
3.100%, 07/30/2051	376,000	243,507
4.250%, 03/15/2042	160,000	134,319
Northern States Power Company
5.050%, 05/15/2035	514,000	517,573
5.400%, 03/15/2054	190,000	180,072
5.650%, 06/15/2054	206,000	202,249
Ohio Edison Company 4.950%, 12/15/2029 (C)	309,000	312,138
Oncor Electric Delivery Company LLC
4.500%, 03/15/2031 (C)	797,000	792,612
5.350%, 04/01/2035	169,000	172,690
5.800%, 04/01/2055	337,000	333,517
5.900%, 03/15/2056 (C)	570,000	569,531
Pacific Gas & Electric Company
3.500%, 08/01/2050	119,000	78,682
3.950%, 12/01/2047	718,000	522,489
4.200%, 06/01/2041	182,000	146,661
4.950%, 07/01/2050	1,247,000	1,032,985
5.050%, 10/15/2032	519,000	515,626
6.100%, 10/15/2055	333,000	319,855
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PECO Energy Company 2.850%, 09/15/2051	$379,000	$232,437
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.750%, 02/03/2031 (C)	699,000	678,335
5.450%, 02/03/2036 (C)	430,000	411,086
Public Service Company of Oklahoma 3.150%, 08/15/2051	212,000	135,282
Public Service Electric & Gas Company
1.900%, 08/15/2031	539,000	472,311
2.050%, 08/01/2050	87,000	45,940
2.700%, 05/01/2050	147,000	90,537
Southern California Edison Company 4.125%, 03/01/2048	36,000	26,944
Trans-Allegheny Interstate Line Company 5.000%, 01/15/2031 (C)	448,000	455,090
Virginia Electric & Power Company
2.950%, 11/15/2051	314,000	192,812
4.950%, 03/15/2036	719,000	700,876
Wisconsin Electric Power Company 4.150%, 10/15/2030	447,000	441,005
		22,459,374
TOTAL CORPORATE BONDS (Cost $215,106,835)		$210,981,039
MUNICIPAL BONDS – 0.1%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	215,000	130,513
North Texas Tollway Authority 6.718%, 01/01/2049	343,000	374,332
Ohio State University 4.800%, 06/01/2111	41,000	33,614
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	478,617
TOTAL MUNICIPAL BONDS (Cost $1,389,280)		$1,017,076
COLLATERALIZED MORTGAGE OBLIGATIONS – 12.6%
Commercial and residential – 1.4%
Angel Oak Mortgage Trust LLC Series 2021-6, Class A1 1.458%, 09/25/2066 (C)(E)	358,876	303,092
BANK Series 2022-BNK44, Class A5 5.743%, 11/15/2055 (E)	302,000	314,233
BANK5 Series 2026-5YR21, Class A3 5.525%, 04/15/2059 (B)	500,000	515,313
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	100,307	100,144
Series 2021-C12, Class A5, 2.689%, 11/15/2054	201,000	178,507
Series 2022-C17, Class A5, 4.441%, 09/15/2055	256,000	250,046
Series 2025-5C33, Class A4, 5.839%, 03/15/2058	502,000	521,824
Series 2025-5C37, Class A3, 5.015%, 09/15/2058	126,000	127,482
Benchmark Mortgage Trust
Series 2021-B25, Class A4, 2.268%, 04/15/2054	250,000	228,161

37

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Benchmark Mortgage Trust (continued)
Series 2026-V20, Class A3, 5.184%, 02/15/2059	$194,000	$197,462
Series 2026-V21, Class A3, 5.127%, 03/15/2031	520,000	526,933
BMO Mortgage Trust Series 2025-C12, Class A5 5.871%, 06/15/2058 (E)	45,000	47,440
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (C)	84,447	83,024
BX Trust
Series 2025-VLT7, Class A (1 month CME Term SOFR + 1.700%), 5.373%, 07/15/2044 (A)(C)	479,000	476,904
Series 2025-VOLT, Class A (1 month CME Term SOFR + 1.700%), 5.373%, 12/15/2044 (A)(C)	885,000	882,234
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (C)(E)	461,488	389,750
Series 2021-4, Class A1, 1.397%, 10/25/2066 (C)(E)	497,969	424,524
CSAIL Commercial Mortgage Trust Series 2019-C16, Class ASB 3.142%, 06/15/2052	240,222	236,241
GS Mortgage Securities Trust Series 2020-GSA2, Class A4 1.721%, 12/12/2053	995,000	889,164
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	134,483	133,740
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (C)(E)	173,864	153,989
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	372,479	335,863
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (C)(E)	57,013	54,774
Series 2021-4, Class A1, 1.162%, 08/25/2056 (C)(E)	411,103	367,454
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) 5.115%, 02/15/2042 (A)(C)	749,000	739,638
Verus Securitization Trust
Series 2021-1, Class A1, 0.815%, 01/25/2066 (C)(E)	175,843	160,172
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(E)	345,511	315,769
Series 2021-3, Class A1, 1.046%, 06/25/2066 (C)(E)	305,993	272,489
Series 2021-4, Class A1, 0.938%, 07/25/2066 (C)(E)	398,387	339,309
Series 2021-8, Class A1, 2.824%, 11/25/2066 (C)(E)	422,509	386,843
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (C)(E)	66,818	64,676
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (C)(E)	$123,279	$118,167
		10,135,361
U.S. Government Agency – 11.2%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	714,890	654,330
Series 326, Class F2 (30 day Average SOFR + 0.664%), 4.337%, 03/15/2044 (A)	262,022	259,121
Series 3693, Class FC (30 day Average SOFR + 0.614%), 4.287%, 07/15/2040 (A)	167,971	166,940
Series 3919, Class FA (30 day Average SOFR + 0.614%), 4.287%, 09/15/2041 (A)	163,699	162,623
Series 3958, Class AF (30 day Average SOFR + 0.564%), 4.237%, 11/15/2041 (A)	149,256	148,019
Series 3975, Class FA (30 day Average SOFR + 0.604%), 4.277%, 12/15/2041 (A)	138,249	137,322
Series 3990, Class FG (30 day Average SOFR + 0.564%), 4.237%, 01/15/2042 (A)	170,820	169,391
Series 4059, Class FP (30 day Average SOFR + 0.564%), 4.237%, 06/15/2042 (A)	207,639	205,599
Series 4091, Class BX, 3.250%, 10/15/2041	348,085	327,775
Series 4091, Class EX, 3.375%, 07/15/2042	220,460	206,978
Series 4091, Class FN (30 day Average SOFR + 0.514%), 4.187%, 08/15/2042 (A)	201,682	199,079
Series 4091, Class MX, 3.250%, 02/15/2042	258,739	241,834
Series 4117, Class HB, 2.500%, 10/15/2042	231,081	207,451
Series 4160, Class HP, 2.500%, 01/15/2033	188,659	181,075
Series 4184, Class FN (30 day Average SOFR + 0.464%), 4.137%, 03/15/2043 (A)	121,027	119,232
Series 4240, Class FA (30 day Average SOFR + 0.614%), 4.287%, 08/15/2043 (A)	626,544	619,593
Series 4281, Class FA (30 day Average SOFR + 0.514%), 4.187%, 12/15/2043 (A)	92,496	91,706
Series 4290, Class LF (30 day Average SOFR + 0.514%), 4.187%, 07/15/2035 (A)	198,167	196,778
Series 4303, Class FA (30 day Average SOFR + 0.464%), 4.137%, 02/15/2044 (A)	166,990	164,800
Series 4427, Class CE, 3.000%, 02/15/2034	34,695	34,432
Series 4446, Class CP, 2.250%, 03/15/2045	291,606	261,666
Series 4582, Class HA, 3.000%, 09/15/2045	1,054,411	993,117

38

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4587, Class AF (30 day Average SOFR + 0.464%), 4.137%, 06/15/2046 (A)	$273,489	$271,480
Series 4604, Class FB (30 day Average SOFR + 0.514%), 4.187%, 08/15/2046 (A)	552,662	547,059
Series 4611, Class BF (30 day Average SOFR + 0.514%), 4.187%, 06/15/2041 (A)	2,110,659	2,100,568
Series 4620, Class LF (30 day Average SOFR + 0.514%), 4.187%, 10/15/2046 (A)	295,118	292,742
Series 4709, Class FA (30 day Average SOFR + 0.414%), 4.087%, 08/15/2047 (A)	220,677	217,848
Series 4719, Class LA, 3.500%, 09/15/2047	314,642	293,271
Series 4719, Class LM, 3.000%, 09/15/2047	239,591	216,370
Series 4742, Class PA, 3.000%, 10/15/2047	635,368	580,689
Series 4753, Class BD, 3.000%, 01/15/2048	265,614	237,681
Series 4826, Class KF (30 day Average SOFR + 0.414%), 4.087%, 09/15/2048 (A)	211,701	207,148
Series 4854, Class FB (30 day Average SOFR + 0.414%), 4.087%, 01/15/2049 (A)	553,139	546,353
Series 4857, Class JA, 3.350%, 01/15/2049	876,624	842,244
Series 4880, Class DA, 3.000%, 05/15/2050	505,498	466,297
Series 4903, Class NF (30 day Average SOFR + 0.514%), 4.176%, 08/25/2049 (A)	186,757	183,821
Series 4927, Class BG, 3.000%, 11/25/2049	413,649	380,884
Series 4937, Class MD, 2.500%, 10/25/2049	411,544	364,209
Series 4940, Class AG, 3.000%, 05/15/2040	252,580	240,073
Series 4941, Class GA, 2.000%, 12/15/2047	240,413	201,628
Series 4944, Class AC, 2.400%, 05/15/2044	712,440	637,205
Series 4951, Class EA, 2.500%, 09/15/2044	265,810	236,316
Series 4954, Class LB, 2.500%, 02/25/2050	249,719	219,405
Series 4957, Class MY, 3.000%, 02/25/2050	317,000	265,596
Series 4988, Class KF (30 day Average SOFR + 0.464%), 4.126%, 07/25/2050 (A)	313,757	310,461
Series 5020, Class ET, 3.500%, 10/25/2050	380,100	349,172
Series 5058, Class BC, 5.000%, 11/25/2050	275,620	270,833
Series 5091, Class AB, 1.500%, 03/25/2051	724,281	589,394
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5092, Class HE, 2.000%, 02/25/2051	$448,068	$376,112
Series 5118, Class CA, 1.500%, 10/15/2033	412,437	382,987
Series 5202, Class KA, 2.500%, 06/25/2049	398,220	356,974
Series 5202, Class TA, 2.500%, 12/25/2048	737,914	676,059
Series 5207, Class PA, 3.000%, 06/25/2051	572,685	514,307
Series 5217, Class CD, 2.500%, 07/25/2049	400,989	374,310
Series 5220, Class QK, 3.500%, 09/25/2050	793,067	763,128
Series 5228, Class TN, 3.500%, 07/25/2039	279,161	268,604
Series 5335, Class FB (30 day Average SOFR + 0.814%), 4.487%, 10/15/2039 (A)	721,859	724,251
Series 5396, Class HF (30 day Average SOFR + 0.950%), 4.612%, 04/25/2054 (A)	967,069	963,154
Series 5399, Class FB (30 day Average SOFR + 0.900%), 4.562%, 04/25/2054 (A)	592,779	595,010
Series 5410, Class JY, 3.000%, 03/15/2044	484,000	415,419
Series 5451, Class FD (30 day Average SOFR + 0.514%), 4.187%, 01/15/2044 (A)	331,638	327,622
Series 5452, Class KY, 3.000%, 03/15/2044	519,000	450,274
Series 5529, Class HA, 3.000%, 03/15/2043	263,671	249,990
Series 5565, Class QA, 4.500%, 08/25/2055	1,262,103	1,260,287
Federal National Mortgage Association
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 4.186%, 09/25/2040 (A)	152,967	151,731
Series 2011-111, Class DB, 4.000%, 11/25/2041	354,153	341,913
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 4.226%, 11/25/2041 (A)	136,035	134,888
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 4.226%, 11/25/2041 (A)	321,210	318,563
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 4.226%, 12/25/2041 (A)	148,396	146,950
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 4.276%, 01/25/2042 (A)	167,671	166,482
Series 2011-55, Class FH (30 day Average SOFR + 0.554%), 4.216%, 06/25/2041 (A)	115,991	115,142
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 4.276%, 02/25/2042 (A)	147,473	146,377

39

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 4.276%, 05/25/2042 (A)	$198,907	$197,407
Series 2013-11, Class AP, 1.500%, 01/25/2043	600,608	551,713
Series 2013-49, Class AP, 1.750%, 05/25/2043	188,557	163,127
Series 2014-25, Class EL, 3.000%, 05/25/2044	331,238	302,455
Series 2014-74, Class FC (30 day Average SOFR + 0.514%), 4.176%, 11/25/2044 (A)	170,728	168,314
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 4.076%, 05/25/2045 (A)	305,709	299,064
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 4.076%, 07/25/2045 (A)	365,558	357,813
Series 2015-72, Class GL, 3.000%, 10/25/2045	249,000	218,116
Series 2015-8, Class AP, 2.000%, 03/25/2045	556,651	499,629
Series 2015-84, Class PA, 1.700%, 08/25/2033	346,877	327,108
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 4.126%, 03/25/2046 (A)	153,537	151,795
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 4.176%, 04/25/2046 (A)	921,902	914,794
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 4.176%, 04/25/2046 (A)	400,759	396,614
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 4.176%, 04/25/2046 (A)	353,811	350,078
Series 2016-48, Class MA, 2.000%, 06/25/2038	794,078	743,090
Series 2016-57, Class PC, 1.750%, 06/25/2046	1,904,299	1,624,123
Series 2016-64, Class BC, 1.750%, 09/25/2046	359,659	336,923
Series 2016-64, Class PE, 2.500%, 09/25/2046	281,000	216,468
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 4.176%, 10/25/2046 (A)	322,108	319,494
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 4.176%, 10/25/2046 (A)	243,598	241,685
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 4.176%, 03/25/2044 (A)	148,203	146,686
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 4.176%, 11/25/2046 (A)	244,816	242,915
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 4.176%, 11/25/2046 (A)	531,883	527,960
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 4.176%, 11/25/2046 (A)	497,771	492,826
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 4.176%, 11/25/2046 (A)	$238,671	$236,220
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 4.176%, 11/25/2046 (A)	626,046	619,524
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 4.176%, 12/25/2046 (A)	213,989	212,489
Series 2017-11, Class FA (30 day Average SOFR + 0.514%), 4.176%, 03/25/2047 (A)	93,078	92,296
Series 2017-113, Class FB (30 day Average SOFR + 0.364%), 4.026%, 01/25/2048 (A)	98,716	97,484
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 4.176%, 03/25/2047 (A)	239,063	236,972
Series 2017-13, Class PA, 3.000%, 08/25/2046	372,505	348,585
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 4.176%, 04/25/2047 (A)	276,816	274,208
Series 2017-24, Class PG, 2.625%, 04/25/2047	981,276	861,967
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 4.126%, 04/25/2047 (A)	607,140	601,618
Series 2017-35, Class MC, 2.625%, 12/25/2044	180,788	175,852
Series 2017-82, Class FE (30 day Average SOFR + 0.364%), 4.026%, 10/25/2047 (A)	212,627	210,828
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 4.176%, 03/25/2047 (A)	296,229	293,874
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 4.176%, 03/25/2047 (A)	214,062	212,367
Series 2017-9, Class EF (30 day Average SOFR + 0.514%), 4.176%, 03/25/2047 (A)	109,818	108,970
Series 2017-96, Class FB (30 day Average SOFR + 0.414%), 4.076%, 12/25/2047 (A)	387,264	381,833
Series 2018-1, Class FA (30 day Average SOFR + 0.364%), 4.026%, 02/25/2048 (A)	122,751	121,167
Series 2018-14, Class KC, 3.000%, 03/25/2048	565,706	539,026
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 4.026%, 06/25/2048 (A)	497,605	492,297
Series 2018-38, Class MA, 3.300%, 06/25/2048	454,108	433,606
Series 2018-45, Class TM, 3.000%, 06/25/2048	372,708	334,926
Series 2018-55, Class GA, 3.375%, 08/25/2048	347,011	332,283
Series 2018-64, Class A, 3.000%, 09/25/2048	350,908	313,082

40

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-85, Class EA, 3.500%, 12/25/2048	$253,173	$245,043
Series 2019-13, Class PE, 3.000%, 03/25/2049	219,957	200,645
Series 2019-25, Class PA, 3.000%, 05/25/2048	568,465	530,217
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 4.176%, 08/25/2049 (A)	364,615	358,701
Series 2019-81, Class LH, 3.000%, 12/25/2049	263,059	237,616
Series 2020-34, Class AG, 2.000%, 06/25/2035	664,292	632,406
Series 2020-48, Class AB, 2.000%, 07/25/2050	308,039	257,415
Series 2020-59, Class NC, 3.000%, 08/25/2040	406,647	379,962
Series 2021-27, Class EC, 1.500%, 05/25/2051	1,339,387	1,088,127
Series 2021-40, Class DW, 2.000%, 06/25/2041	90,700	80,716
Series 2021-78, Class ND, 1.500%, 11/25/2051	721,270	586,667
Series 2021-95, Class CP, 1.500%, 08/25/2051	213,872	182,888
Series 2022-6, Class CB, 2.125%, 02/25/2052	207,000	121,845
Series 2022-62, Class KA, 3.250%, 09/25/2052	274,563	257,183
Series 2023-14, Class EJ, 2.750%, 04/25/2049	432,848	405,651
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 4.176%, 01/25/2050 (A)	752,868	741,424
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 4.326%, 06/25/2040 (A)	557,677	555,867
Series 2023-38, Class FD (30 day Average SOFR + 0.864%), 4.532%, 10/25/2039 (A)	173,677	169,855
Series 2024-64, Class KY, 3.000%, 12/25/2043	303,000	260,612
Series 2025-95, Class FC (30 day Average SOFR + 0.700%), 4.362%, 09/25/2052 (A)	1,189,790	1,188,547
Series 2025-98, Class PK, 4.500%, 08/25/2054	4,307,436	4,280,389
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	347,207	342,865
Series 2013-152, Class HA, 2.500%, 06/20/2043	399,372	370,033
Series 2014-133, Class BP, 2.250%, 09/20/2044	310,727	279,481
Series 2014-181, Class L, 3.000%, 12/20/2044	284,794	257,731
Series 2015-144, Class CA, 2.500%, 10/20/2045	438,568	386,338
Series 2016-136, Class A, 3.000%, 07/20/2044	271,285	245,941
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2016-93, Class AB, 1.750%, 07/20/2044	$587,707	$495,407
Series 2017-139, Class GA, 3.000%, 09/20/2047	1,023,390	924,977
Series 2018-65, Class DC, 3.500%, 05/20/2048	402,650	372,210
Series 2019-158, Class PG, 2.250%, 12/20/2049	293,209	247,257
Series 2019-158, Class PK, 1.750%, 12/20/2049	366,433	299,913
Series 2019-158, Class PL, 1.500%, 12/20/2049	681,764	548,727
Series 2019-78, Class PT, 2.500%, 08/20/2044	275,609	247,705
Series 2019-96, Class DE, 2.350%, 08/20/2049	215,116	183,906
Series 2020-112, Class AB, 1.500%, 08/20/2050	574,142	460,927
Series 2020-112, Class MB, 1.500%, 08/20/2050	624,909	502,831
Series 2020-17, Class AP, 2.250%, 01/20/2050	267,816	231,055
Series 2020-17, Class PD, 2.250%, 01/20/2050	283,042	241,367
Series 2020-21, Class GV, 2.250%, 10/20/2049	247,938	216,249
Series 2020-31, Class E, 2.000%, 09/20/2049	651,023	561,875
Series 2020-63, Class UD, 1.750%, 04/20/2050	278,922	228,572
Series 2020-95, Class A, 1.625%, 07/20/2050	989,153	802,904
Series 2021-27, Class BD, 5.000%, 02/20/2051	412,522	406,742
Series 2021-27, Class CW, 5.000%, 02/20/2051 (E)	522,124	514,873
Series 2021-27, Class NT, 5.000%, 02/20/2051	416,223	406,234
Series 2021-27, Class Q, 5.000%, 02/20/2051	370,192	364,887
Series 2021-8, Class CY, 5.000%, 01/20/2051	362,296	357,068
Series 2021-89, Class LK, 2.000%, 05/20/2051	780,822	642,095
Series 2022-153, Class KA, 4.000%, 12/20/2049	393,850	386,049
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 4.373%, 11/20/2052 (A)	1,598,269	1,590,728
Series 2022-34, Class DN, 3.500%, 09/20/2041	797,802	762,102
Series 2022-46, Class LY, 3.000%, 03/20/2052	202,000	167,457
Series 2022-50, Class CA, 3.000%, 03/20/2052	1,428,585	1,279,230
Series 2022-66, Class CG, 3.500%, 04/20/2052	864,871	823,564
Series 2022-66, Class Y, 3.500%, 04/20/2052	247,000	204,143
Series 2022-78, Class HW, 2.500%, 04/20/2052	349,000	277,767

41

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2024-110, Class JL, 3.000%, 10/20/2049	$540,000	$464,992
Series 2024-45, Class BD, 2.000%, 03/20/2054	322,189	297,314
Series 2025-1, Class GC, 3.500%, 10/20/2051	5,911,846	5,664,855
Series 2025-7, Class EL, 2.500%, 01/20/2055	233,000	165,229
Series 2025-89, Class GT, 3.000%, 05/20/2055	498,093	446,846
		80,792,035
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $92,199,802)		$90,927,396
ASSET-BACKED SECURITIES – 6.5%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 10/16/2028	280,565	280,811
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class A3 5.620%, 11/18/2027	33,023	33,064
Series 2023-2, Class A3 5.810%, 05/18/2028	298,058	299,674
Series 2026-1, Class A3 4.150%, 11/18/2032 (C)	846,000	843,325
AutoNation Finance Trust Series 2025-1A, Class A3 4.620%, 11/13/2029 (C)	518,000	520,296
Barings Equipment Finance LLC Series 2026-A, Class A3 4.080%, 07/13/2033 (C)	328,000	326,320
CarMax Auto Owner Trust
Series 2025-2, Class A3 4.480%, 03/15/2030	1,223,000	1,228,792
Series 2025-3, Class A3 4.350%, 07/15/2030	729,000	730,658
Series 2025-3, Class A4 4.470%, 01/15/2031	494,000	496,387
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (C)	279,414	279,292
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 5.443%, 11/26/2046 (A)(C)	154,787	156,125
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	119,428	117,265
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	224,595	215,436
Ford Credit Auto Owner Trust
Series 2025-1, Class A (4.860% to 2-15-30, then 9.710% thereafter) 4.860%, 08/15/2037 (C)	958,000	974,750
Series 2025-2, Class A (4.370% to 8-15-30, then 8.750% thereafter) 4.370%, 02/15/2038 (C)	457,000	455,832
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) 4.320%, 08/15/2038 (C)	2,009,000	1,993,711
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust
Series 2024-3, Class A1 4.300%, 09/15/2029 (C)	$1,312,000	$1,313,501
Series 2025-1, Class A1 4.630%, 04/15/2030	1,276,000	1,284,282
GM Financial Consumer Automobile Receivables Trust Series 2025-4, Class A3 3.840%, 02/18/2031	418,000	415,510
GM Financial Revolving Receivables Trust Series 2025-1, Class A 4.640%, 12/11/2037 (C)	347,000	350,372
GMF Floorplan Owner Revolving Trust Series 2025-2A, Class A 4.640%, 03/15/2030 (C)	1,367,000	1,375,380
Honda Auto Receivables Owner Trust Series 2026-1, Class A4 3.860%, 05/21/2032	810,000	798,500
Hyundai Auto Lease Securitization Trust Series 2025-B, Class A3 4.530%, 04/17/2028 (C)	1,021,000	1,024,976
Hyundai Auto Receivables Trust
Series 2023-A, Class A4 4.480%, 07/17/2028	599,000	599,467
Series 2023-B, Class A3 5.480%, 04/17/2028	128,460	129,079
Series 2026-A, Class A4 3.900%, 12/15/2032	698,000	690,530
Mercedes-Benz Auto Receivables Trust Series 2025-1, Class A3 4.780%, 12/17/2029	594,000	598,625
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	182,314	181,450
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	77,176	76,440
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	506,286	492,864
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	256,136	247,707
Series 2020-EA, Class A 1.690%, 05/15/2069 (C)	48,554	45,485
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	187,618	175,939
Series 2021-BA, Class A 0.940%, 07/15/2069 (C)	128,481	117,204
Series 2021-CA, Class A 1.060%, 10/15/2069 (C)	460,059	417,871
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	789,542	706,532
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	515,085	459,244
Series 2021-GA, Class A 1.580%, 04/15/2070 (C)	128,636	116,146
Series 2022-A, Class A 2.230%, 07/15/2070 (C)	1,305,401	1,185,303
Navient Refinance Loan Trust
Series 2025-C, Class A 4.800%, 10/15/2055 (C)	613,081	609,826
Series 2026-A, Class A 4.500%, 01/18/2056 (C)	1,525,000	1,507,814
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (C)	572,475	507,195

42

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 4.309%, 01/25/2037 (A)	$133,630	$133,399
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 4.259%, 10/25/2033 (A)	782,210	776,065
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 4.050%, 03/23/2037 (A)	717,230	711,480
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 4.070%, 12/24/2035 (A)	470,353	467,167
Nissan Auto Lease Trust Series 2026-A, Class A3 3.870%, 03/15/2029	873,000	867,368
Santander Drive Auto Receivables Trust
Series 2024-3, Class A3 5.630%, 01/16/2029	215,157	215,739
Series 2025-2, Class A3 4.670%, 08/15/2029	661,000	663,189
Series 2025-3, Class A3 4.380%, 01/15/2030	799,000	800,172
SBNA Auto Lease Trust Series 2024-C, Class A4 4.420%, 03/20/2029 (C)	389,000	389,836
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (C)	107,320	107,573
Series 2024-A, Class A4 5.210%, 04/16/2029 (C)	175,000	176,177
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (C)	540,569	543,132
Series 2024-1A, Class A4 4.940%, 01/21/2031 (C)	153,000	154,465
Series 2024-2A, Class A3 5.330%, 11/20/2029 (C)	444,306	448,288
Series 2025-2A, Class A4 4.580%, 05/20/2031 (C)	484,000	485,313
Series 2025-3A, Class A3 4.120%, 04/21/2031 (C)	776,000	774,389
Series 2026-1A, Class A3 3.960%, 07/21/2031 (C)	847,000	839,858
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.070%, 01/15/2053 (C)	710,155	653,457
SoFi Professional Loan Program LLC Series 2021-B, Class AFX 1.140%, 02/15/2047 (C)	407,984	365,919
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA, Class A3 4.110%, 04/20/2029 (C)	806,000	802,558
Synchrony Card Funding LLC
Series 2025-A2, Class A 4.490%, 05/15/2031	420,000	422,547
Series 2026-A1, Class A 4.180%, 03/15/2032	1,332,000	1,329,301
T-Mobile US Trust
Series 2024-2A, Class A 4.250%, 05/21/2029 (C)	1,769,000	1,771,516
Series 2026-1A, Class A 4.250%, 10/21/2030 (C)	687,000	686,293
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Toyota Lease Owner Trust Series 2026-A, Class A3 3.820%, 02/20/2029 (C)	$1,183,000	$1,175,321
USB Auto Owner Trust
Series 2025-1A, Class A3 4.490%, 06/17/2030 (C)	590,000	592,426
Series 2025-1A, Class A4 4.620%, 12/16/2030 (C)	176,000	176,897
Verizon Master Trust
Series 2024-7, Class A 4.350%, 08/20/2032 (C)	1,456,000	1,460,279
Series 2025-10, Class A 4.280%, 10/20/2033 (C)	872,000	865,337
Series 2025-2, Class A 4.940%, 01/20/2033 (C)	1,557,000	1,588,305
Series 2025-4, Class A 4.760%, 03/21/2033 (C)	988,000	1,000,976
Volkswagen Auto Lease Trust Series 2026-A, Class A3 4.170%, 03/20/2029	958,000	956,090
TOTAL ASSET-BACKED SECURITIES (Cost $47,284,909)		$46,779,812
SHORT-TERM INVESTMENTS – 3.4%
Short-term funds – 3.4%
John Hancock Collateral Trust, 3.6657% (F)(G)	209,850	2,098,861
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5918% (F)	22,327,390	22,327,390
TOTAL SHORT-TERM INVESTMENTS (Cost $24,426,288)		$24,426,251
Total Investments (Core Bond Trust) (Cost $774,658,699) – 105.9%		$765,029,358
Other assets and liabilities, net – (5.9%)		(42,689,742)
TOTAL NET ASSETS – 100.0%		$722,339,616
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $82,451,153 or 11.4% of the fund's net assets as of 3-31-26.
(D)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $2,045,018.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 3-31-26.
(G)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

43

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.8%
Australia - 0.7%
Yancoal Australia, Ltd.	358,800	$2,046,290
Brazil - 5.9%
AGI, Inc., Class A (A)(B)	60,587	440,467
Azzas 2154 SA	160,500	796,326
Embraer SA	19,000	282,257
Itau Unibanco Holding SA, ADR	62,481	523,591
Localiza Rent a Car SA	198,800	1,803,068
PRIO SA (A)	227,500	2,907,956
Raia Drogasil SA	190,434	865,066
Rede D'Or Sao Luiz SA (C)	261,000	1,963,603
Suzano SA	101,600	1,017,991
Suzano SA, ADR	191,978	1,921,700
TIM SA	468,400	2,483,134
TIM SA, ADR (B)	47,708	1,263,785
Vale SA, ADR	23,315	370,942
		16,639,886
China - 27.0%
Alibaba Group Holding, Ltd.	20,800	326,029
Bank of Hangzhou Company, Ltd., Class A	475,200	1,154,412
Beijing Oriental Yuhong Waterproof Technology Company, Ltd., Class A	880,875	1,973,115
BYD Company, Ltd., ADR (B)	172,887	2,356,450
BYD Company, Ltd., H Shares	24,500	334,948
China Dili Group (A)(D)	190,600	6,417
China Huiyuan Juice Group, Ltd. (A)(D)	212,500	0
China Jushi Company, Ltd., Class A	577,917	2,065,720
China Taifeng Beddings Holdings, Ltd. (A)(D)	204,000	0
China Zhongwang Holdings, Ltd. (A)(D)	196,800	0
Contemporary Amperex Technology Company, Ltd., Class A	62,360	3,689,595
CT Environmental Group, Ltd. (A)(D)	164,000	0
Great Wall Motor Company, Ltd., H Shares	882,000	1,427,931
H World Group, Ltd., ADR	61,839	3,109,883
Haier Smart Home Company, Ltd., H Shares	200,800	537,933
Hongda Xingye Company, Ltd., Class A (A)(D)	28,900	667
Hongfa Technology Company, Ltd., Class A	310,300	1,263,621
J&T Global Express, Ltd. (A)	3,161,600	4,092,421
Jason Furniture Hangzhou Company, Ltd., Class A	1,141,900	5,573,246
JD.com, Inc., ADR	39,803	1,176,975
JD.com, Inc., Class A	19,200	283,018
Li Ning Company, Ltd.	314,000	867,527
Meihua Holdings Group Company, Ltd., Class A	503,600	837,938
Muyuan Foods Company, Ltd., Class A	122,500	741,714
New Oriental Education & Technology Group, Inc., ADR	77,202	4,371,949
Pharmaron Beijing Company, Ltd., H Shares (C)	332,100	810,099
Qunxing Paper Holdings Company, Ltd. (A)(D)	634,371	0
Rianlon Corp., Class A	444,571	2,658,928
Satellite Chemical Company, Ltd., Class A	561,600	2,269,189
Silergy Corp.	618,000	5,632,244
StarPower Semiconductor, Ltd., Class A	380,940	5,662,032
Tencent Holdings, Ltd.	30,100	1,898,477
Tencent Holdings, Ltd., ADR	5,397	341,198
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tenwow International Holdings, Ltd. (A)(D)	121,000	$0
Tongcheng Travel Holdings, Ltd.	1,766,000	4,085,823
Wanhua Chemical Group Company, Ltd., Class A	171,100	1,988,632
WuXi AppTec Company, Ltd., Class A	186,003	2,698,291
WuXi AppTec Company, Ltd., H Shares (C)	186,200	2,851,736
XCMG Construction Machinery Company, Ltd., Class A	2,103,560	3,096,967
Yum China Holdings, Inc.	81,848	3,992,545
Zhejiang Glass Company, Ltd., H Shares (A)(D)	162,000	0
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	1,107,100	1,391,119
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (B)	1,021,600	1,134,219
		76,703,008
Colombia - 0.1%
Grupo Cibest SA, ADR	5,387	392,227
Greece - 0.8%
Hellenic Telecommunications Organization SA	113,686	2,148,580
Hong Kong - 7.4%
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
CECEP COSTIN New Materials Group, Ltd. (A)(D)	348,000	0
China Fiber Optic Network System Group, Ltd. (A)(D)	150,800	0
China Lumena New Materials Corp. (A)(D)	50,900	0
China Resources Beer Holdings Company, Ltd.	1,089,000	3,603,988
Galaxy Entertainment Group, Ltd.	837,000	3,783,147
Geely Automobile Holdings, Ltd.	1,627,000	4,406,237
Hua Han Health Industry Holdings, Ltd. (A)(D)	880,000	0
Mingyuan Medicare Development Company, Ltd. (A)(D)	1,300,000	0
Techtronic Industries Company, Ltd.	161,500	2,144,757
Time Interconnect Technology, Ltd.	586,000	1,171,617
WH Group, Ltd. (C)	4,592,000	6,035,890
		21,145,636
Hungary - 0.2%
OTP Bank NYRT	5,953	638,327
India - 2.6%
Aurobindo Pharma, Ltd.	199,534	2,767,781
Bajaj Auto, Ltd.	14,615	1,362,361
Bharti Airtel, Ltd.	56,891	1,085,246
Chennai Super Kings Cricket, Ltd. (A)(D)	207,315	4,918
HDFC Bank, Ltd., ADR	9,025	224,542
Hero MotoCorp, Ltd.	37,231	2,011,301
		7,456,149
Indonesia - 0.8%
Bakrie Telecom Tbk PT (A)(D)	17,557,300	0
Bank Mandiri Persero Tbk PT	8,276,000	2,323,092
Sri Rejeki Isman Tbk PT (A)(D)	1,260,900	0
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Truba Alam Manunggal Engineering PT (A)(D)	11,991,500	0

44

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Waskita Karya Persero Tbk PT (A)(D)	596,656	$3,014
		2,326,106
Ireland - 1.4%
PDD Holdings, Inc., ADR (A)	37,527	3,834,509
Japan - 0.1%
Suzuki Motor Corp.	21,800	265,714
Luxembourg - 5.7%
Millicom International Cellular SA	195,564	14,655,566
Zabka Group SA (A)	240,277	1,437,978
		16,093,544
Mexico - 6.7%
America Movil SAB de CV, ADR	264,807	6,747,282
America Movil SAB de CV, Series B	7,348,500	9,343,989
Coca-Cola Femsa SAB de CV, ADR	15,837	1,544,899
Kimberly-Clark de Mexico SAB de CV, Class A	547,200	1,295,719
		18,931,889
Netherlands - 0.7%
NXP Semiconductors NV	9,614	1,892,612
Peru - 4.4%
Credicorp, Ltd.	36,422	12,353,619
Philippines - 0.8%
International Container Terminal Services, Inc.	205,690	2,331,979
Philtown Properties, Inc. (A)(D)	3,844	0
Phoenix Petroleum Philippines, Inc. (A)(D)	22,200	952
PNB Holdings Corp. (A)(D)	10,246	54
		2,332,985
Russia - 0.0%
Gazprom PJSC, ADR (A)(D)	196,506	0
LUKOIL PJSC, ADR (A)(D)	16,379	0
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(D)	1,686	0
RusHydro PJSC, ADR (A)(D)	52,278	0
VTB Bank PJSC, GDR (A)(D)	86,297	0
		0
Saudi Arabia - 2.7%
Al Rajhi Bank	33,503	955,060
The Saudi National Bank	594,481	6,710,992
		7,666,052
Singapore - 1.9%
Oversea-Chinese Banking Corp., Ltd.	234,900	4,023,308
Wilmar International, Ltd.	496,000	1,490,170
		5,513,478
South Africa - 4.4%
Absa Group, Ltd.	320,106	4,611,092
FirstRand, Ltd. (B)	1,538,800	7,877,596
		12,488,688
South Korea - 7.0%
Dahaam E-Tec Company, Ltd. (A)(D)	2,630	59,927
Hana Financial Group, Inc.	46,786	3,410,551
Hyundai Mobis Company, Ltd.	2,489	642,212
Jeil Savings Bank (A)(D)	1,820	0
KB Financial Group, Inc., ADR	3,459	344,966
Kia Corp.	24,494	2,418,317
KT Corp.	7,404	296,222
KT Corp., ADR	14,860	318,747
LG Electronics, Inc.	18,260	1,323,848
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics Company, Ltd.	47,392	$5,543,030
Samsung Electronics Company, Ltd., GDR	1,712	4,950,560
Youngone Corp.	9,072	483,450
		19,791,830
Spain - 0.1%
Banco Bilbao Vizcaya Argentaria SA, ADR	15,054	326,070
Switzerland - 1.1%
STMicroelectronics NV, NYRS	93,960	3,246,318
Taiwan - 9.9%
Globalwafers Company, Ltd.	86,000	1,173,082
Lotes Company, Ltd.	56,000	3,737,280
Prodisc Technology, Inc. (A)(D)	762,000	0
Quanta Computer, Inc.	159,000	1,430,834
Sinbon Electronics Company, Ltd.	93,000	745,037
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan Semiconductor Manufacturing Company, Ltd.	292,000	16,887,684
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	5,552	1,876,298
Tripod Technology Corp.	84,000	917,527
Unimicron Technology Corp.	28,713	420,139
Vanguard International Semiconductor Corp.	267,000	991,089
Wintek Corp. (A)(D)	543,000	0
		28,178,970
Turkey - 0.0%
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,846	0
Uzel Makina Sanayii AS (A)(D)	22,930	0
		0
United Kingdom - 0.6%
AngloGold Ashanti PLC	3,035	295,488
AngloGold Ashanti PLC (Johannesburg Stock Exchange)	4,288	427,993
Pepco Group NV	126,157	914,120
		1,637,601
United States - 1.1%
EPAM Systems, Inc. (A)	2,143	290,162
Samsonite Group SA (C)	387,600	721,012
The Mosaic Company	41,267	1,052,309
Weatherford International PLC	10,184	963,203
		3,026,686
Uruguay - 0.7%
Arcos Dorados Holdings, Inc., Class A	255,305	2,106,266
TOTAL COMMON STOCKS (Cost $243,367,443)		$269,183,040
PREFERRED SECURITIES - 1.4%
Brazil - 0.1%
Banco Bradesco SA	69,800	258,321
Localiza Rent a Car SA	7,646	66,853
		325,174
Colombia - 0.2%
Grupo Cibest SA	29,105	534,778
Philippines - 0.0%
Cebu Air, Inc., 6.000%	4,989	2,877
South Korea - 1.1%
Samsung Electronics Company, Ltd.	37,748	3,047,152
TOTAL PREFERRED SECURITIES (Cost $1,916,010)		$3,909,981

45

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.5%
Short-term funds - 4.5%
Fidelity Government Portfolio, Institutional Class, 3.5629% (E)	4,753,018	$4,753,018
John Hancock Collateral Trust, 3.6657% (E)(F)	784,001	7,840,875
TOTAL SHORT-TERM INVESTMENTS (Cost $12,594,059)		$12,593,893
Total Investments (Disciplined Value Emerging Markets Equity Trust) (Cost $257,877,512) - 100.7%		$285,686,914
Other assets and liabilities, net - (0.7%)		(1,890,076)
TOTAL NET ASSETS - 100.0%		$283,796,838
Security Abbreviations and Legend
ADR	American Depositary Receipt
Disciplined Value Emerging Markets Equity Trust (continued)
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $7,461,660.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-26.
(F)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ninebot, Ltd., CDR	USD SOFR Compounded OIS + 0.85%	At Maturity	USD	291,356	Dec 2028	HSBC	—	$(69,049)	$(69,049)
								—	$(69,049)	$(69,049)

* Portfolio will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the portfolio has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the portfolio has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
CDR	Chinese Depositary Receipt
HSBC	HSBC Bank PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.4%
Australia - 1.0%
Sonic Healthcare, Ltd.	255,943	$3,636,639
Austria - 0.5%
ANDRITZ AG (A)	25,232	1,755,095
Bermuda - 2.3%
Everest Group, Ltd.	8,021	2,621,664
Hiscox, Ltd.	279,518	5,642,050
		8,263,714
Brazil - 0.8%
TIM SA	574,600	3,046,134
Canada - 6.8%
Allied Gold Corp. (B)	119,170	3,693,919
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Equinox Gold Corp.	307,718	$4,444,004
Kinross Gold Corp.	106,429	3,253,846
Methanex Corp.	77,604	4,620,542
Nutrien, Ltd.	55,918	4,221,083
Teck Resources, Ltd., Class B	83,283	4,316,515
		24,549,909
China - 1.5%
Alibaba Group Holding, Ltd.	245,500	3,848,086
Tongcheng Travel Holdings, Ltd.	592,800	1,371,504
		5,219,590
Denmark - 3.0%
Danske Bank A/S	173,632	8,557,029

46

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Novo Nordisk A/S, Class B	64,178	$2,348,560
		10,905,589
Finland - 0.9%
Nordea Bank ABP (Stockholm Stock Exchange)	193,152	3,313,122
France - 10.0%
Bureau Veritas SA	189,922	5,684,659
Capgemini SE	21,896	2,583,706
Cie de Saint-Gobain SA	27,835	2,304,593
Cie Generale des Etablissements Michelin SCA	137,922	4,725,076
Ipsen SA	14,002	2,616,756
Rexel SA	70,055	2,776,013
Sanofi SA	69,182	6,680,921
SPIE SA	40,518	2,028,973
Vallourec SACA	256,058	6,481,782
		35,882,479
Germany - 2.5%
Heidelberg Materials AG	12,688	2,677,643
Siemens AG	8,671	2,112,561
Zalando SE (B)(C)	167,402	4,089,774
		8,879,978
Hong Kong - 1.1%
CK Hutchison Holdings, Ltd.	214,500	1,646,506
Prudential PLC	164,519	2,287,315
		3,933,821
India - 1.6%
HDFC Bank, Ltd., ADR	228,499	5,685,055
Ireland - 2.1%
AIB Group PLC	544,234	5,809,786
ICON PLC (B)	15,888	1,758,166
		7,567,952
Israel - 0.6%
Check Point Software Technologies, Ltd. (B)	14,879	2,125,465
Italy - 3.9%
Enel SpA	509,099	5,565,918
Saipem SpA (A)	1,828,937	8,368,065
		13,933,983
Japan - 16.2%
Asahi Kasei Corp.	233,600	2,285,654
Hitachi Construction Machinery Company, Ltd.	74,300	2,551,255
Hitachi, Ltd.	71,000	2,082,820
Japan Post Insurance Company, Ltd.	196,200	1,978,794
KDDI Corp.	212,000	3,609,666
Kioxia Holdings Corp. (B)	30,400	3,970,243
Mitsubishi Chemical Group Corp.	230,600	1,348,117
Mitsubishi Electric Corp.	91,300	2,986,156
Murata Manufacturing Company, Ltd.	91,800	2,059,736
Renesas Electronics Corp.	154,400	2,207,491
Resona Holdings, Inc.	378,800	4,321,254
SMC Corp.	10,400	4,090,300
Sony Group Corp.	231,100	4,816,752
Sugi Holdings Company, Ltd.	94,800	2,087,506
Sumitomo Mitsui Financial Group, Inc.	109,100	3,587,242
Suzuken Company, Ltd.	38,300	1,449,184
Suzuki Motor Corp.	346,200	4,219,736
TOTO, Ltd.	132,300	4,374,012
Toyo Suisan Kaisha, Ltd.	58,100	4,085,923
		58,111,841
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico - 2.3%
America Movil SAB de CV, ADR	194,816	$4,963,912
Coca-Cola Femsa SAB de CV, ADR	32,155	3,136,720
		8,100,632
Netherlands - 8.0%
ABN AMRO Bank NV	190,247	6,031,012
Euronext NV (C)	53,103	8,527,417
Heineken NV	30,947	2,380,402
IMCD NV (A)	39,239	4,106,220
Prosus NV (B)	73,413	3,398,710
Qiagen NV	106,819	4,327,229
		28,770,990
Portugal - 1.2%
Galp Energia SGPS SA	181,858	4,360,535
South Korea - 7.8%
DB Insurance Company, Ltd.	25,156	2,821,599
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	9,881	2,290,092
KT Corp.	82,551	3,302,731
KT Corp., ADR	96,610	2,072,285
NAVER Corp.	25,411	3,459,668
NongShim Company, Ltd.	6,320	1,547,709
Samsung Electronics Company, Ltd.	81,771	9,564,042
Samsung Fire & Marine Insurance Company, Ltd.	9,751	2,920,730
		27,978,856
Spain - 0.8%
Banco Bilbao Vizcaya Argentaria SA	125,424	2,709,116
Switzerland - 3.7%
Novartis AG	22,098	3,391,917
Roche Holding AG	16,953	6,765,787
Sandoz Group AG	41,729	3,269,504
		13,427,208
United Kingdom - 15.8%
Admiral Group PLC	105,063	4,394,310
AstraZeneca PLC	36,747	7,185,459
Babcock International Group PLC	188,847	2,931,758
BAE Systems PLC	102,771	3,013,072
Endeavour Mining PLC	88,356	5,297,803
Hikma Pharmaceuticals PLC	252,893	4,247,525
IMI PLC	43,969	1,495,772
Informa PLC	273,858	2,750,535
NatWest Group PLC	606,572	4,493,422
Nomad Foods, Ltd.	148,619	1,428,229
Shell PLC	156,936	7,268,452
Smiths Group PLC	72,995	2,227,516
The Weir Group PLC	267,261	10,022,947
		56,756,800
TOTAL COMMON STOCKS (Cost $303,567,313)		$338,914,503
PREFERRED SECURITIES - 0.8%
Brazil - 0.8%
Banco Bradesco SA	784,000	2,901,489
TOTAL PREFERRED SECURITIES (Cost $2,741,874)		$2,901,489

47

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 7.4%
Short-term funds - 7.4%
Fidelity Government Portfolio, Institutional Class, 3.5629% (D)	15,324,735	$15,324,735
John Hancock Collateral Trust, 3.6657% (D)(E)	1,107,428	11,075,496
TOTAL SHORT-TERM INVESTMENTS (Cost $26,402,085)		$26,400,231
Total Investments (Disciplined Value International Trust) (Cost $332,711,272) - 102.6%		$368,216,223
Other assets and liabilities, net - (2.6%)		(9,326,849)
TOTAL NET ASSETS - 100.0%		$358,889,374
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $11,896,830. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $1,478,383 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Communication services – 6.4%
Diversified telecommunication services – 0.3%
Comcast Corp., Class A	107,092	$3,074,611
Entertainment – 0.9%
The Walt Disney Company	77,862	7,504,340
Interactive media and services – 3.6%
Alphabet, Inc., Class A	53,001	15,240,968
Alphabet, Inc., Class C	41,308	11,849,613
Meta Platforms, Inc., Class A	6,820	3,901,927
		30,992,508
Media – 0.8%
News Corp., Class A	263,617	6,571,972
Versant Media Group, Inc. (A)	4,603	170,403
		6,742,375
Wireless telecommunication services – 0.8%
T-Mobile US, Inc.	31,628	6,642,829
		54,956,663
Consumer discretionary – 3.5%
Broadline retail – 1.3%
Amazon.com, Inc. (A)	53,721	11,188,473
Hotels, restaurants and leisure – 1.0%
Las Vegas Sands Corp.	164,754	8,876,946
Leisure products – 0.3%
Mattel, Inc. (A)	158,173	2,298,254
Specialty retail – 0.9%
The Home Depot, Inc.	24,038	7,905,858
		30,269,531
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 7.0%
Consumer staples distribution and retail – 0.6%
Walmart, Inc.	44,032	$5,472,297
Food products – 0.9%
Conagra Brands, Inc.	83,242	1,308,564
Tyson Foods, Inc., Class A	103,492	6,630,732
		7,939,296
Household products – 3.6%
Colgate-Palmolive Company	151,691	12,928,624
Kimberly-Clark Corp.	58,721	5,664,815
The Procter & Gamble Company	84,401	12,190,880
		30,784,319
Personal care products – 0.7%
Kenvue, Inc.	362,745	6,253,724
Tobacco – 1.2%
Philip Morris International, Inc.	59,416	9,823,841
		60,273,477
Energy – 10.8%
Energy equipment and services – 0.6%
SLB, Ltd.	93,407	4,800,186
Oil, gas and consumable fuels – 10.2%
Chevron Corp.	46,487	9,618,160
ConocoPhillips	123,857	16,349,124
EOG Resources, Inc.	51,612	7,461,547
EQT Corp.	47,221	3,005,144
Expand Energy Corp.	59,568	6,539,375
Exxon Mobil Corp.	79,554	13,497,132
Kinder Morgan, Inc.	36,189	1,213,417
Phillips 66	4,477	815,620
South Bow Corp. (B)	81,760	2,720,044
TC Energy Corp. (B)	57,163	3,578,404
The Williams Companies, Inc.	54,391	3,958,577
TotalEnergies SE	183,089	16,802,829
TotalEnergies SE (B)	26,509	2,411,789
		87,971,162
		92,771,348
Financials – 20.4%
Banks – 9.1%
Bank of America Corp.	230,006	11,212,793
Citigroup, Inc.	129,979	14,740,918
Fifth Third Bancorp	206,817	9,608,718
Huntington Bancshares, Inc.	541,162	8,469,185
JPMorgan Chase & Co.	50,735	14,924,208
U.S. Bancorp	220,681	11,477,619
Wells Fargo & Company	93,893	7,474,822
		77,908,263
Capital markets – 2.5%
Morgan Stanley	10,303	1,695,565
State Street Corp.	28,816	3,646,953
The Charles Schwab Corp.	167,078	15,701,990
		21,044,508
Consumer finance – 0.2%
Capital One Financial Corp.	8,492	1,549,196
Financial services – 1.8%
Apollo Global Management, Inc.	16,571	1,846,341
Corebridge Financial, Inc.	64,343	1,535,224
Equitable Holdings, Inc.	239,488	8,887,400
Fiserv, Inc. (A)	48,339	2,697,316
Global Payments, Inc.	11,888	800,062
		15,766,343
Insurance – 6.8%
American International Group, Inc.	129,378	9,735,695

48

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb, Ltd.	39,692	$12,936,814
Loews Corp.	104,035	11,104,696
MetLife, Inc.	230,647	16,311,356
The Allstate Corp.	32,480	6,734,403
The Hartford Insurance Group, Inc.	9,900	1,338,777
		58,161,741
		174,430,051
Health care – 12.6%
Biotechnology – 0.3%
Biogen, Inc. (A)	12,851	2,355,974
Health care equipment and supplies – 3.0%
Becton, Dickinson and Company	68,755	10,810,349
Medtronic PLC	74,648	6,468,249
Zimmer Biomet Holdings, Inc.	97,440	8,810,525
		26,089,123
Health care providers and services – 3.9%
CVS Health Corp.	136,814	9,825,981
Elevance Health, Inc.	35,544	10,405,506
The Cigna Group	26,098	6,961,642
UnitedHealth Group, Inc.	21,536	5,827,426
		33,020,555
Life sciences tools and services – 0.9%
Thermo Fisher Scientific, Inc.	9,018	4,432,618
Waters Corp. (A)	10,174	3,029,817
		7,462,435
Pharmaceuticals – 4.5%
AstraZeneca PLC	36,016	7,103,076
Bristol-Myers Squibb Company	88,821	5,386,994
Johnson & Johnson	19,565	4,782,469
Merck & Company, Inc.	73,507	8,842,157
Novo Nordisk A/S, ADR	75,215	2,764,151
Sanofi SA	14,345	1,385,293
Sanofi SA, ADR	14,023	675,628
Viatris, Inc.	595,421	8,044,138
		38,983,906
		107,911,993
Industrials – 13.9%
Aerospace and defense – 3.9%
General Electric Company	29,129	8,265,936
L3Harris Technologies, Inc.	37,437	12,921,381
StandardAero, Inc. (A)	107,073	2,765,696
The Boeing Company (A)	49,481	9,848,203
		33,801,216
Air freight and logistics – 0.8%
United Parcel Service, Inc., Class B	71,250	7,009,575
Electrical equipment – 0.7%
Rockwell Automation, Inc.	16,034	5,754,282
Ground transportation – 2.1%
CSX Corp.	265,402	10,894,752
Norfolk Southern Corp.	5,769	1,655,703
Union Pacific Corp.	21,189	5,140,875
		17,691,330
Industrial conglomerates – 1.4%
3M Company	13,378	1,942,887
Siemens AG	41,243	10,048,202
		11,991,089
Machinery – 3.7%
AGCO Corp.	45,697	5,294,911
Dover Corp.	13,708	2,857,433
Fortive Corp.	183,870	10,164,334
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Stanley Black & Decker, Inc.	147,775	$10,500,892
The Middleby Corp. (A)	19,175	2,542,222
		31,359,792
Passenger airlines – 0.9%
Southwest Airlines Company	202,120	7,593,648
Professional services – 0.4%
Booz Allen Hamilton Holding Corp.	48,082	3,751,838
		118,952,770
Information technology – 10.3%
Communications equipment – 0.5%
Cisco Systems, Inc.	56,244	4,363,972
Electronic equipment, instruments and components – 0.7%
Ralliant Corp.	85,040	3,536,814
TE Connectivity PLC	5,092	1,064,330
Teledyne Technologies, Inc. (A)	2,202	1,332,232
		5,933,376
IT services – 0.2%
Accenture PLC, Class A	10,156	2,013,833
Semiconductors and semiconductor equipment – 5.2%
Advanced Micro Devices, Inc. (A)	32,707	6,653,585
Applied Materials, Inc.	30,705	10,494,662
Intel Corp. (A)	138,933	6,131,113
Qualcomm, Inc.	99,219	12,777,423
Texas Instruments, Inc.	43,328	8,411,698
		44,468,481
Software – 1.7%
Microsoft Corp.	21,825	8,078,960
Salesforce, Inc.	35,637	6,652,359
		14,731,319
Technology hardware, storage and peripherals – 2.0%
Samsung Electronics Company, Ltd.	144,143	16,859,152
		88,370,133
Materials – 3.7%
Chemicals – 1.7%
CF Industries Holdings, Inc.	109,568	14,226,309
Containers and packaging – 1.5%
Avery Dennison Corp.	14,604	2,521,819
International Paper Company	280,273	10,005,746
		12,527,565
Paper and forest products – 0.5%
West Fraser Timber Company, Ltd.	72,275	4,718,835
		31,472,709
Real estate – 3.2%
Industrial REITs – 0.5%
Rexford Industrial Realty, Inc.	141,588	4,634,175
Residential REITs – 1.3%
Equity Residential	155,870	9,219,711
Sun Communities, Inc.	13,871	1,747,191
		10,966,902
Specialized REITs – 1.4%
CubeSmart	5,843	214,146
Public Storage	3,600	975,168
Rayonier, Inc.	343,917	7,091,569
Weyerhaeuser Company	150,537	3,677,619
		11,958,502
		27,559,579
Utilities – 6.2%
Electric utilities – 4.2%
Alliant Energy Corp.	108,527	7,787,898

49

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
NextEra Energy, Inc.	79,572	$7,390,647
The Southern Company	190,341	18,371,706
Xcel Energy, Inc.	30,020	2,384,789
		35,935,040
Multi-utilities – 2.0%
Ameren Corp.	82,599	9,079,282
Sempra	86,434	8,398,792
		17,478,074
		53,413,114
TOTAL COMMON STOCKS (Cost $680,372,180)		$840,381,368
PREFERRED SECURITIES – 0.7%
Industrials – 0.4%
Aerospace and defense – 0.4%
The Boeing Company, 6.000%	59,174	3,839,209
Utilities – 0.3%
Electric utilities – 0.3%
The Southern Company, 7.125%	43,483	2,235,026
TOTAL PREFERRED SECURITIES (Cost $5,132,850)		$6,074,235
SHORT-TERM INVESTMENTS – 2.1%
Short-term funds – 2.1%
John Hancock Collateral Trust, 3.6657% (C)(D)	813,079	8,132,174
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5918% (C)	3,014,173	3,014,173
T. Rowe Price Government Reserve Fund, 3.6718% (C)	7,303,455	7,303,455
TOTAL SHORT-TERM INVESTMENTS (Cost $18,449,653)		$18,449,802
Total Investments (Equity Income Trust) (Cost $703,954,683) – 100.8%		$864,905,405
Other assets and liabilities, net – (0.8%)		(7,183,982)
TOTAL NET ASSETS – 100.0%		$857,721,423
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $7,878,317.
(C)	The rate shown is the annualized seven-day yield as of 3-31-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.6%
Financials – 98.6%
Banks – 51.9%
American Business Bank	29,712	$2,108,066
Bank of America Corp.	74,817	3,647,329
Bank of Ireland Group PLC	186,779	3,388,774
CaixaBank SA	322,883	3,870,610
Citigroup, Inc.	47,442	5,380,397
Citizens Financial Group, Inc.	99,977	5,995,620
Coastal Financial Corp. (A)	13,245	1,007,945
Columbia Banking System, Inc.	168,542	4,623,107
Eastern Bankshares, Inc.	102,544	2,005,761
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Fifth Third Bancorp	101,631	$4,721,776
JPMorgan Chase & Co.	13,002	3,824,668
NBT Bancorp, Inc.	43,981	1,872,711
Old National Bancorp	127,873	2,825,993
Pinnacle Financial Partners, Inc.	26,909	2,317,941
Popular, Inc.	30,937	4,150,817
Regions Financial Corp.	35,220	919,946
SouthState Bank Corp.	16,354	1,513,072
SpareBank 1 Sor-Norge ASA	57,534	1,257,160
Sumitomo Mitsui Trust Group, Inc.	104,000	3,313,089
Wells Fargo & Company	16,093	1,281,164
Zions Bancorp NA	52,178	3,006,496
		63,032,442
Capital markets – 22.8%
Cboe Global Markets, Inc.	8,853	2,488,313
Deutsche Bank AG	72,920	2,170,105
Intercontinental Exchange, Inc.	20,589	3,238,238
Marex Group PLC	47,793	2,130,612
Miami International Holdings, Inc. (A)	43,480	1,692,242
Morgan Stanley	31,356	5,160,257
Nasdaq, Inc.	35,941	3,051,031
The Carlyle Group, Inc.	65,306	3,160,157
The Charles Schwab Corp.	49,415	4,644,022
		27,734,977
Consumer finance – 3.4%
American Express Company	3,194	966,121
Capital One Financial Corp.	17,044	3,109,337
		4,075,458
Financial services – 6.2%
Fiserv, Inc. (A)	14,942	833,764
Mastercard, Inc., Class A	4,826	2,411,359
Visa, Inc., Class A	14,145	4,275,185
		7,520,308
Insurance – 14.3%
American Integrity Insurance Group, Inc.	79,758	1,537,734
Aon PLC, Class A	7,352	2,373,079
Ethos Technologies, Inc., Class A (A)	36,786	410,900
NN Group NV	53,826	4,203,590
Palomar Holdings, Inc. (A)	17,074	2,040,343
The Hartford Insurance Group, Inc.	29,779	4,027,014
Unum Group	38,423	2,806,032
		17,398,692
		119,761,877
TOTAL COMMON STOCKS (Cost $108,848,532)		$119,761,877
SHORT-TERM INVESTMENTS – 1.3%
Short-term funds – 1.3%
John Hancock Collateral Trust, 3.6657% (B)(C)	156,698	1,567,247
TOTAL SHORT-TERM INVESTMENTS (Cost $1,567,143)		$1,567,247
Total Investments (Financial Industries Trust) (Cost $110,415,675) – 99.9%		$121,329,124
Other assets and liabilities, net – 0.1%		60,919
TOTAL NET ASSETS – 100.0%		$121,390,043
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-26.
(C)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

50

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Communication services – 12.2%
Entertainment – 1.9%
Liberty Media Corp.-Liberty Formula One, Series C (A)	500,636	$42,564,073
Interactive media and services – 10.3%
Alphabet, Inc., Class A	494,375	142,162,475
CarGurus, Inc. (A)	626,698	21,339,067
Meta Platforms, Inc., Class A	129,521	74,102,850
		237,604,392
		280,168,465
Consumer discretionary – 17.8%
Automobile components – 0.9%
Fox Factory Holding Corp. (A)	377,488	6,213,452
Mobileye Global, Inc., Class A (A)	1,959,302	13,460,405
		19,673,857
Automobiles – 1.0%
Ferrari NV	64,257	21,747,782
Broadline retail – 7.7%
Amazon.com, Inc. (A)	853,361	177,729,495
Hotels, restaurants and leisure – 1.6%
Vail Resorts, Inc.	284,602	36,520,129
Household durables – 2.8%
Lennar Corp., Class A	736,724	63,977,112
Specialty retail – 3.3%
CarMax, Inc. (A)	823,412	34,237,471
Group 1 Automotive, Inc.	125,983	41,653,759
		75,891,230
Textiles, apparel and luxury goods – 0.5%
Canada Goose Holdings, Inc. (A)	1,126,282	12,355,314
		407,894,919
Consumer staples – 1.9%
Food products – 1.5%
Post Holdings, Inc. (A)	353,089	34,906,379
Personal care products – 0.4%
BellRing Brands, Inc. (A)	494,827	7,961,766
		42,868,145
Energy – 4.5%
Oil, gas and consumable fuels – 4.5%
Cheniere Energy, Inc.	364,612	103,462,301
Financials – 6.6%
Banks – 1.5%
First Hawaiian, Inc.	1,372,853	33,827,098
Capital markets – 5.1%
KKR & Company, Inc.	903,169	83,543,133
S&P Global, Inc.	76,740	32,640,592
		116,183,725
		150,010,823
Health care – 14.8%
Biotechnology – 1.1%
Alnylam Pharmaceuticals, Inc. (A)	73,947	24,466,844
Health care equipment and supplies – 4.1%
Align Technology, Inc. (A)	78,306	13,423,998
Becton, Dickinson and Company	131,087	20,610,809
GE HealthCare Technologies, Inc.	331,626	23,605,139
Zimmer Biomet Holdings, Inc.	393,723	35,600,434
		93,240,380
Health care providers and services – 6.0%
Elevance Health, Inc.	195,787	57,316,644
McKesson Corp.	55,389	47,931,425
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	125,029	$33,831,597
		139,079,666
Life sciences tools and services – 2.2%
Thermo Fisher Scientific, Inc.	92,861	45,643,967
Waters Corp. (A)	17,743	5,283,865
		50,927,832
Pharmaceuticals – 1.4%
Elanco Animal Health, Inc. (A)	1,361,048	32,569,879
		340,284,601
Industrials – 6.6%
Aerospace and defense – 1.0%
TransDigm Group, Inc.	19,841	22,994,925
Electrical equipment – 2.4%
Regal Rexnord Corp.	295,083	55,257,243
Machinery – 1.4%
Fortive Corp.	570,366	31,529,832
Trading companies and distributors – 1.8%
United Rentals, Inc.	57,351	41,783,645
		151,565,645
Information technology – 29.0%
IT services – 0.9%
Accenture PLC, Class A	101,732	20,172,438
Semiconductors and semiconductor equipment – 10.6%
Broadcom, Inc.	100,130	30,991,236
NVIDIA Corp.	520,516	90,777,990
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	268,601	90,773,708
Texas Instruments, Inc.	159,040	30,876,026
		243,418,960
Software – 15.9%
Adobe, Inc. (A)	152,705	37,119,531
Microsoft Corp.	424,623	157,182,696
Roper Technologies, Inc.	201,283	71,226,002
Salesforce, Inc.	313,959	58,606,727
Workday, Inc., Class A (A)	313,720	40,758,502
		364,893,458
Technology hardware, storage and peripherals – 1.6%
Apple, Inc.	149,013	37,818,009
		666,302,865
Materials – 1.0%
Construction materials – 1.0%
Vulcan Materials Company	85,457	23,269,941
Real estate – 4.0%
Real estate management and development – 0.4%
Five Point Holdings LLC, Class A (A)	1,663,291	8,050,328
Specialized REITs – 3.6%
American Tower Corp.	157,324	27,150,976
Crown Castle, Inc.	387,344	31,494,941
Millrose Properties, Inc., Class A	877,298	24,564,344
		83,210,261
		91,260,589
TOTAL COMMON STOCKS (Cost $1,960,235,885)		$2,257,088,294

51

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.6%
Short-term funds – 1.6%
John Hancock Collateral Trust, 3.6657% (B)(C)	3,747,090	$37,477,273
TOTAL SHORT-TERM INVESTMENTS (Cost $37,475,324)		$37,477,273
Total Investments (Fundamental All Cap Core Trust) (Cost $1,997,711,209) – 100.0%		$2,294,565,567
Other assets and liabilities, net – 0.0%		584,703
TOTAL NET ASSETS – 100.0%		$2,295,150,270
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-26.
(C)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 93.6%
Communication services – 8.4%
Diversified telecommunication services – 2.4%
Comcast Corp., Class A	696,066	$19,984,055
Interactive media and services – 5.5%
Alphabet, Inc., Class A	101,876	29,295,463
Meta Platforms, Inc., Class A	26,165	14,969,781
		44,265,244
Media – 0.5%
Charter Communications, Inc., Class A (A)	17,813	3,845,470
		68,094,769
Consumer discretionary – 9.1%
Automobile components – 0.4%
Mobileye Global, Inc., Class A (A)	476,255	3,271,872
Broadline retail – 2.0%
Amazon.com, Inc. (A)	77,126	16,063,032
Hotels, restaurants and leisure – 2.4%
Sodexo SA	130,582	6,703,041
Vail Resorts, Inc.	96,436	12,374,668
		19,077,709
Household durables – 2.3%
Lennar Corp., Class A	213,323	18,524,969
Specialty retail – 1.0%
CarMax, Inc. (A)	193,943	8,064,150
Textiles, apparel and luxury goods – 1.0%
LVMH Moet Hennessy Louis Vuitton SE, ADR	75,005	8,193,546
		73,195,278
Consumer staples – 7.4%
Beverages – 2.6%
Anheuser-Busch InBev SA/NV, ADR	106,686	7,400,808
Heineken Holding NV	106,929	7,609,738
PepsiCo, Inc.	38,326	5,951,645
		20,962,191
Consumer staples distribution and retail – 2.5%
Walmart, Inc.	164,076	20,391,365
Food products – 2.3%
Danone SA	99,956	7,987,199
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Post Holdings, Inc. (A)	105,112	$10,391,372
		18,378,571
		59,732,127
Energy – 9.7%
Oil, gas and consumable fuels – 9.7%
Cheniere Energy, Inc.	161,649	45,869,517
Chevron Corp.	63,950	13,231,255
Suncor Energy, Inc.	283,508	18,742,714
		77,843,486
Financials – 14.0%
Banks – 5.3%
Bank of America Corp.	248,807	12,129,341
Citigroup, Inc.	123,607	14,018,270
JPMorgan Chase & Co.	25,992	7,645,807
Wells Fargo & Company	118,128	9,404,170
		43,197,588
Capital markets – 8.1%
KKR & Company, Inc.	205,379	18,997,558
Morgan Stanley	60,685	9,986,930
Nasdaq, Inc.	318,813	27,064,036
State Street Corp.	72,962	9,234,071
		65,282,595
Consumer finance – 0.6%
American Express Company	16,060	4,857,829
		113,338,012
Health care – 17.1%
Biotechnology – 1.6%
Gilead Sciences, Inc.	67,636	9,426,429
Moderna, Inc. (A)	74,827	3,801,212
		13,227,641
Health care equipment and supplies – 1.1%
Zimmer Biomet Holdings, Inc.	94,218	8,519,192
Health care providers and services – 3.1%
Elevance Health, Inc.	85,652	25,074,623
Life sciences tools and services – 1.9%
Danaher Corp.	39,126	7,418,290
IQVIA Holdings, Inc. (A)	48,859	8,332,414
		15,750,704
Pharmaceuticals – 9.4%
Elanco Animal Health, Inc. (A)	1,251,429	29,946,696
GSK PLC, ADR	432,069	23,845,888
Haleon PLC, ADR	800,500	8,013,005
Merck & Company, Inc.	69,129	8,315,527
Novartis AG, ADR	37,139	5,672,982
		75,794,098
		138,366,258
Industrials – 11.6%
Aerospace and defense – 3.7%
Airbus SE	35,318	6,677,675
L3Harris Technologies, Inc.	55,663	19,212,084
RTX Corp.	22,614	4,362,241
		30,252,000
Air freight and logistics – 1.4%
FedEx Corp.	31,304	11,149,859
Machinery – 4.3%
Fortive Corp.	330,364	18,262,522

52

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Parker-Hannifin Corp.	18,000	$16,114,320
		34,376,842
Trading companies and distributors – 2.2%
United Rentals, Inc.	24,734	18,020,203
		93,798,904
Information technology – 12.2%
Electronic equipment, instruments and components – 1.2%
Vontier Corp.	264,131	9,368,727
IT services – 0.6%
Cognizant Technology Solutions Corp., Class A	86,733	5,321,070
Semiconductors and semiconductor equipment – 2.1%
Analog Devices, Inc.	19,091	6,073,611
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	31,497	10,644,411
		16,718,022
Software – 6.4%
Adobe, Inc. (A)	30,608	7,440,193
Microsoft Corp.	57,890	21,429,141
Oracle Corp.	63,497	9,341,044
Salesforce, Inc.	70,530	13,165,835
		51,376,213
Technology hardware, storage and peripherals – 1.9%
Samsung Electronics Company, Ltd.	132,044	15,444,037
		98,228,069
Materials – 1.3%
Chemicals – 1.3%
LyondellBasell Industries NV, Class A	128,343	10,339,312
Real estate – 2.8%
Specialized REITs – 2.8%
Crown Castle, Inc.	274,387	22,310,407
TOTAL COMMON STOCKS (Cost $551,428,274)		$755,246,622
ESCROW CERTIFICATES - 0.0%
Sino-Forest Corp. (A)(B)	$3,244,100	0
TOTAL ESCROW CERTIFICATES (Cost $3)		$0
SHORT-TERM INVESTMENTS – 6.4%
Short-term funds – 6.4%
John Hancock Collateral Trust, 3.6657% (C)(D)	5,175,708	51,765,878
TOTAL SHORT-TERM INVESTMENTS (Cost $51,770,126)		$51,765,878
Total Investments (Fundamental Large Cap Value Trust) (Cost $603,198,403) – 100.0%		$807,012,500
Other assets and liabilities, net – 0.0%		236,896
TOTAL NET ASSETS – 100.0%		$807,249,396
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 3-31-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.6%
Belgium - 2.0%
Anheuser-Busch InBev SA/NV	84,709	$5,860,710
Denmark - 1.7%
DSV A/S	20,480	4,946,085
France - 6.4%
Air Liquide SA	22,900	4,733,418
LVMH Moet Hennessy Louis Vuitton SE	5,027	2,748,019
Publicis Groupe SA	34,567	2,861,106
Schneider Electric SE	13,746	3,744,175
TotalEnergies SE	48,547	4,455,378
		18,542,096
Germany - 3.1%
Deutsche Bank AG	97,710	2,907,870
Deutsche Telekom AG	159,007	5,934,688
		8,842,558
Hong Kong - 1.6%
Prudential PLC	329,952	4,587,329
Ireland - 8.5%
Bank of Ireland Group PLC	238,820	4,332,986
CRH PLC	62,944	6,616,673
Medtronic PLC	74,773	6,479,080
Ryanair Holdings PLC, ADR	65,951	3,811,968
Smurfit WestRock PLC	88,250	3,516,763
		24,757,470
Japan - 7.4%
Mitsubishi Estate Company, Ltd.	123,900	3,439,024
Seven & i Holdings Company, Ltd.	230,200	3,096,107
Sony Group Corp.	223,000	4,647,926
Sumitomo Mitsui Financial Group, Inc.	87,600	2,880,315
Sumitomo Mitsui Trust Group, Inc.	92,600	2,949,923
Suzuki Motor Corp.	360,700	4,396,472
		21,409,767
Netherlands - 2.5%
Euronext NV (A)	27,436	4,405,744
ING Groep NV	110,333	2,863,891
		7,269,635
Switzerland - 4.7%
Chubb, Ltd.	20,176	6,575,964
Roche Holding AG	9,485	3,785,377
SGS SA	32,410	3,415,657
		13,776,998
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	112,000	6,477,467
United Kingdom - 9.8%
Anglo American PLC	91,077	3,910,419
AstraZeneca PLC	23,669	4,628,204
BAE Systems PLC	123,428	3,618,700
British American Tobacco PLC	50,419	2,927,247
Haleon PLC	877,346	4,341,951
Imperial Brands PLC	72,353	2,933,736
National Grid PLC	352,970	5,958,129
		28,318,386
United States - 45.7%
Alphabet, Inc., Class A	14,998	4,312,825
American Electric Power Company, Inc.	46,976	6,157,614
Analog Devices, Inc.	18,279	5,815,281
Arthur J. Gallagher & Company	16,851	3,649,590
AutoZone, Inc. (B)	1,438	4,857,248
Bank of America Corp.	78,732	3,838,185
Carrier Global Corp.	75,503	4,251,574
Cheniere Energy, Inc.	14,906	4,229,727

53

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Citigroup, Inc.	42,700	$4,842,607
Citizens Financial Group, Inc.	78,448	4,704,527
ConocoPhillips	33,415	4,410,780
CSX Corp.	130,759	5,367,657
Darden Restaurants, Inc.	14,202	2,784,160
DuPont de Nemours, Inc.	81,587	3,736,685
Emerson Electric Company	40,468	5,302,117
EQT Corp.	62,434	3,973,300
GE HealthCare Technologies, Inc.	55,364	3,940,810
Intercontinental Exchange, Inc.	32,153	5,057,024
International Flavors & Fragrances, Inc.	84,019	6,095,578
L3Harris Technologies, Inc.	10,428	3,599,224
Lennar Corp., Class A	24,498	2,127,406
Lowe's Companies, Inc.	22,331	5,276,369
McKesson Corp.	5,847	5,059,760
Microsoft Corp.	17,874	6,616,420
The Walt Disney Company	52,280	5,038,746
TransUnion	54,603	3,777,982
U.S. Foods Holding Corp. (B)	54,048	4,983,766
United Rentals, Inc.	5,938	4,326,189
Wells Fargo & Company	57,904	4,609,737
		132,742,888
TOTAL COMMON STOCKS (Cost $244,797,306)		$277,531,389
PREFERRED SECURITIES - 2.5%
Germany - 0.9%
Henkel AG & Company KGaA	35,400	2,734,633
South Korea - 1.6%
Samsung Electronics Company, Ltd.	56,793	4,584,531
TOTAL PREFERRED SECURITIES (Cost $5,096,045)		$7,319,164
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC (B)(C)	$7,466,240	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS - 2.2%
Short-term funds - 2.2%
Federated Government Obligations Fund, Institutional Class, 3.5243% (D)	6,405,903	6,405,903
TOTAL SHORT-TERM INVESTMENTS (Cost $6,405,903)		$6,405,903
Total Investments (Global Equity Trust) (Cost $256,299,254) - 100.3%		$291,256,456
Other assets and liabilities, net - (0.3%)		(833,604)
TOTAL NET ASSETS - 100.0%		$290,422,852
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Health care – 98.4%
Biotechnology – 45.8%
AbbVie, Inc.	30,125	$6,551,886
Abivax SA, ADR (A)	9,416	1,048,472
Adlai Nortye, Ltd., ADR (A)	1,706	11,806
Agios Pharmaceuticals, Inc. (A)	3,270	110,624
Aktis Oncology, Inc. (A)	6,809	121,813
Allogene Therapeutics, Inc. (A)	125,876	307,137
Alnylam Pharmaceuticals, Inc. (A)	11,641	3,851,658
Amgen, Inc.	6,637	2,335,228
Annexon, Inc. (A)	13,453	74,530
Apogee Therapeutics, Inc. (A)	12,307	1,035,880
Argenx SE, ADR (A)	9,634	7,035,229
Arrowhead Pharmaceuticals, Inc. (A)	7,841	491,631
Ascendis Pharma A/S, ADR (A)	14,930	3,414,939
Atrium Therapeutics, Inc. (A)	14,900	199,213
Aura Biosciences, Inc. (A)	10,426	69,750
Beam Therapeutics, Inc. (A)	27,010	643,648
BeOne Medicines, Ltd., ADR (A)	1,214	360,522
BeOne Medicines, Ltd., H Shares (A)	124,598	2,795,034
Bicara Therapeutics, Inc. (A)	17,135	340,815
Bicycle Therapeutics PLC, ADR (A)	25,602	118,793
Biohaven, Ltd. (A)	31,509	266,566
BridgeBio Oncology Therapeutics, Inc. (A)	9,785	87,576
BridgeBio Pharma, Inc. (A)	19,531	1,450,372
Cabaletta Bio, Inc. (A)	1,332	3,583
Caris Life Sciences, Inc. (A)	29,432	526,244
Celcuity, Inc. (A)	12,019	1,371,849
Celldex Therapeutics, Inc. (A)	10,510	333,377
CG Oncology, Inc. (A)	25,756	1,743,166
Climb Bio, Inc. (A)	38,800	265,780
Cogent Biosciences, Inc. (A)	7,984	307,304
Corvus Pharmaceuticals, Inc. (A)	19,845	290,332
Crescent Biopharma, Inc. (A)	5,959	109,467
Cullinan Therapeutics, Inc. (A)	15,200	215,992
Cytokinetics, Inc. (A)	14,105	929,661
Denali Therapeutics, Inc. (A)	14,063	270,010
Dianthus Therapeutics, Inc. (A)	11,716	983,207
Disc Medicine, Inc. (A)	5,239	334,982
Eikon Therapeutics, Inc. (A)	7,211	76,292
Entrada Therapeutics, Inc. (A)	11,642	146,922
Erasca, Inc. (A)	28,600	462,748
Evommune, Inc. (A)	5,551	127,617
Generate Biomedicines, Inc. (A)	18,784	234,800
Generation Bio Company (A)(B)	3,769	3,953
Gilead Sciences, Inc.	43,100	6,006,847
Ideaya Biosciences, Inc. (A)	7,862	261,962
Immatics NV (A)	14,000	137,760
Immix Biopharma, Inc. (A)	7,200	65,592
Immuneering Corp., Class A (A)	17,357	91,471
Immunocore Holdings PLC, ADR (A)	18,054	544,328
Immunome, Inc. (A)	41,789	913,925
Immunovant, Inc. (A)	1,800	44,712
Incyte Corp. (A)	9,534	897,340
Insmed, Inc. (A)	15,782	2,580,673
Ionis Pharmaceuticals, Inc. (A)	19,249	1,445,407
Iovance Biotherapeutics, Inc. (A)	66,187	232,316
Kodiak Sciences, Inc. (A)	22,614	862,046
Krystal Biotech, Inc. (A)	6,144	1,587,118
Kymera Therapeutics, Inc. (A)	23,489	1,956,399
Kyverna Therapeutics, Inc. (A)	32,113	277,135
Madrigal Pharmaceuticals, Inc. (A)	1,571	822,371
Mirum Pharmaceuticals, Inc. (A)	7,930	732,573
Moderna, Inc. (A)	4,878	247,802
Monopar Therapeutics, Inc. (A)	864	47,339

54

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Monte Rosa Therapeutics, Inc. (A)	47,926	$788,383
MoonLake Immunotherapeutics (A)	23,885	445,216
Natera, Inc. (A)	12,057	2,411,279
Nurix Therapeutics, Inc. (A)	32,177	498,744
Nuvalent, Inc., Class A (A)	10,708	1,097,035
Olema Pharmaceuticals, Inc. (A)	17,454	260,239
ORIC Pharmaceuticals, Inc. (A)	41,012	519,622
Oruka Therapeutics, Inc. (A)	10,120	496,386
Palvella Therapeutics, Inc. (A)	3,373	420,444
Praxis Precision Medicines, Inc. (A)	4,271	1,376,073
Protagonist Therapeutics, Inc. (A)	25,565	2,694,551
Regeneron Pharmaceuticals, Inc.	8,055	6,223,615
Relay Therapeutics, Inc. (A)	36,491	363,085
Replimune Group, Inc. (A)	41,036	313,925
REVOLUTION Medicines, Inc. (A)	32,474	3,158,097
Rhythm Pharmaceuticals, Inc. (A)	5,825	506,600
Rocket Pharmaceuticals, Inc. (A)	23,535	84,255
Roivant Sciences, Ltd. (A)	97,784	2,708,617
Scholar Rock Holding Corp. (A)	33,102	1,627,294
Sensorion SA (A)	332,418	157,841
Shattuck Labs, Inc. (A)	36,300	233,409
Sionna Therapeutics, Inc. (A)	14,685	588,722
Spyre Therapeutics, Inc. (A)	20,384	1,028,169
Stoke Therapeutics, Inc. (A)	10,000	325,600
Summit Therapeutics, Inc. (A)	136,191	2,582,181
Tango Therapeutics, Inc. (A)	14,300	299,156
Tectonic Therapeutic, Inc. (A)	2,700	83,457
Tenax Therapeutics, Inc. (A)	7,929	126,785
Tyra Biosciences, Inc. (A)	6,900	264,270
United Therapeutics Corp. (A)	5,691	3,374,649
Vaxcyte, Inc. (A)	6,698	389,221
Vera Therapeutics, Inc. (A)	29,178	1,173,831
Vertex Pharmaceuticals, Inc. (A)	12,528	5,594,253
Viridian Therapeutics, Inc. (A)	8,729	170,739
Xencor, Inc. (A)	13,179	158,939
Zai Lab, Ltd., ADR (A)	8,626	162,255
		103,922,461
Health care equipment and supplies – 9.1%
Boston Scientific Corp. (A)	26,993	1,693,811
Edwards Lifesciences Corp. (A)	12,785	1,023,823
IDEXX Laboratories, Inc. (A)	128	71,922
Inspire Medical Systems, Inc. (A)	2,800	144,424
Intuitive Surgical, Inc. (A)	18,275	8,424,592
Kestra Medical Technologies, Ltd. (A)	17,599	350,748
Lantheus Holdings, Inc. (A)	1,531	116,126
PROCEPT BioRobotics Corp. (A)	7,988	199,780
Saluda Medical, Inc., CHESS Depositary Interest (A)	79,512	45,704
Sonova Holding AG	2,403	547,916
Stryker Corp.	24,345	7,999,524
		20,618,370
Health care providers and services – 11.8%
Alignment Healthcare, Inc. (A)	34,394	606,022
Billiontoone, Inc. (A)	5,603	442,301
BrightSpring Health Services, Inc. (A)	54,000	2,300,940
Cardinal Health, Inc.	7,652	1,616,944
Cencora, Inc.	3,935	1,236,141
Centene Corp. (A)	13,351	437,112
CVS Health Corp.	28,410	2,040,406
Elevance Health, Inc.	5,292	1,549,233
Encompass Health Corp.	3,941	381,213
Guardant Health, Inc. (A)	22,713	2,098,000
HCA Healthcare, Inc.	4,436	2,099,293
McKesson Corp.	608	526,139
Molina Healthcare, Inc. (A)	2,454	327,118
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Tenet Healthcare Corp. (A)	12,442	$2,347,930
The Cigna Group	6,670	1,779,223
UnitedHealth Group, Inc.	26,309	7,118,952
		26,906,967
Life sciences tools and services – 7.6%
Bio-Rad Laboratories, Inc., Class A (A)	1,137	316,939
Charles River Laboratories International, Inc. (A)	2,002	345,345
Danaher Corp.	24,964	4,733,174
Ginkgo Bioworks Holdings, Inc. (A)	1,971	12,082
IQVIA Holdings, Inc. (A)	4,791	817,057
Medpace Holdings, Inc. (A)	500	240,095
Repligen Corp. (A)	2,923	344,388
Revvity, Inc.	5,170	452,944
Thermo Fisher Scientific, Inc.	19,052	9,364,630
West Pharmaceutical Services, Inc.	2,100	526,344
		17,152,998
Pharmaceuticals – 24.1%
Alto Neuroscience, Inc. (A)	5,900	132,632
Alumis, Inc. (A)	28,908	636,843
AstraZeneca PLC	37,129	7,322,581
Axsome Therapeutics, Inc. (A)	3,861	652,586
Belite Bio, Inc., ADR (A)	5,000	797,200
Chugai Pharmaceutical Company, Ltd.	27,100	1,494,523
Crinetics Pharmaceuticals, Inc. (A)	26,678	968,945
Eli Lilly & Company	25,208	23,185,563
Enliven Therapeutics, Inc. (A)	1,200	47,040
Johnson & Johnson	22,972	5,615,276
Liquidia Corp. (A)	5,811	219,307
MBX Biosciences, Inc. (A)	18,561	554,046
MediWound, Ltd. (A)	2,287	36,844
Merck & Company, Inc.	65,688	7,901,610
Novo Nordisk A/S, ADR	9,240	339,570
Ocular Therapeutix, Inc. (A)	34,500	292,215
Pharvaris NV (A)	8,899	251,397
Rapport Therapeutics, Inc. (A)	16,536	517,411
Royalty Pharma PLC, Class A	27,659	1,326,802
SpyGlass Pharma, Inc. (A)	5,992	155,253
Structure Therapeutics, Inc., ADR (A)	29,241	1,409,416
Tarsus Pharmaceuticals, Inc. (A)	4,510	316,377
Viatris, Inc.	20,800	281,008
WaVe Life Sciences, Ltd. (A)	51,083	370,352
		54,824,797
		223,425,593
TOTAL COMMON STOCKS (Cost $201,405,774)		$223,425,593
PREFERRED SECURITIES – 0.1%
Health care – 0.1%
Life sciences tools and services – 0.1%
Sartorius AG	1,256	314,272
TOTAL PREFERRED SECURITIES (Cost $309,928)		$314,272
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Immunocore Holdings PLC 2.500%, 02/01/2030	$277,000	248,434
TOTAL CONVERTIBLE BONDS (Cost $277,000)		$248,434
WARRANTS – 0.0%
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $379.50) (A)	4,862	39

55

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Revolution Medicines, Inc. (Expiration Date: 12-17-26; Strike Price: $11.50) (A)	4,502	$7,833
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,050	11
TOTAL WARRANTS (Cost $29,139)		$7,883
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5918% (C)	501,338	501,338
T. Rowe Price Government Reserve Fund, 3.6718% (C)	987,899	987,899
TOTAL SHORT-TERM INVESTMENTS (Cost $1,489,237)		$1,489,237
Total Investments (Health Sciences Trust) (Cost $203,511,078) – 99.3%		$225,485,419
Other assets and liabilities, net – 0.7%		1,634,705
TOTAL NET ASSETS – 100.0%		$227,120,124
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 3-31-26.
High Yield Trust
	Shares or Principal Amount	Value
CORPORATE BONDS – 95.6%
Communication services – 18.4%
Altice Financing SA
5.750%, 08/15/2029 (A)	$468,000	$327,631
9.625%, 07/15/2027 (A)(B)	607,000	450,314
Altice France Lux 3 10.000%, 01/15/2033 (A)	119,600	108,696
Altice France SA
6.875%, 07/15/2032 (A)	337,002	319,319
9.500%, 11/01/2029 (A)	333,930	337,417
AMC Entertainment Holdings, Inc. 7.500%, 02/15/2029 (A)	209,000	148,702
ANGI Group LLC 3.875%, 08/15/2028 (A)	366,000	325,777
APLD ComputeCo 2 LLC 6.750%, 03/15/2031 (A)	182,000	180,675
APLD ComputeCo LLC 9.250%, 12/15/2030 (A)	293,000	301,884
Arches Buyer, Inc. 6.125%, 12/01/2028 (A)	43,000	41,181
Black Pearl Compute LLC 6.125%, 02/15/2031 (A)	174,000	177,097
Cars.com, Inc. 6.375%, 11/01/2028 (A)(B)	135,000	131,219
CCO Holdings LLC
4.250%, 02/01/2031 (A)	476,000	433,852
4.500%, 08/15/2030 (A)	991,000	926,068
5.125%, 05/01/2027 (A)	107,000	106,879
5.375%, 06/01/2029 (A)	912,000	899,462
6.375%, 09/01/2029 (A)	634,000	635,946
7.000%, 02/01/2033 (A)	508,000	509,399
7.375%, 03/01/2031 (A)(B)	854,000	869,350
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
CCO Holdings LLC (continued)
7.375%, 02/01/2036 (A)(B)	$241,000	$239,999
Cinemark USA, Inc. 7.000%, 08/01/2032 (A)	125,000	128,436
Cipher Compute LLC 7.125%, 11/15/2030 (A)	125,000	129,504
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/2031 (A)	173,000	181,251
7.500%, 06/01/2029 (A)	91,000	91,384
7.750%, 04/15/2028 (A)	87,000	87,413
Connect Finco Sarl 9.000%, 09/15/2029 (A)	199,000	209,057
Connect Holding II LLC 10.500%, 04/03/2031 (A)	87,000	86,471
CSC Holdings LLC
4.625%, 12/01/2030 (A)	200,000	70,573
6.500%, 02/01/2029 (A)	633,000	403,484
CSC Holdings LLC 11.750%, 01/31/2029 (A)	560,000	404,961
DIRECTV Financing LLC 10.000%, 02/15/2031 (A)(B)	782,000	798,288
Discovery Global Holdings, Inc. 4.279%, 03/15/2032 (B)	1,572,000	1,391,220
DISH DBS Corp.
5.125%, 06/01/2029	227,000	202,852
5.750%, 12/01/2028 (A)	228,000	220,520
DISH Network Corp. 11.750%, 11/15/2027 (A)	771,000	794,319
FiberCop SpA
6.375%, 11/15/2033 (A)	60,000	59,287
7.200%, 07/18/2036 (A)	60,000	59,566
GCI LLC 4.750%, 10/15/2028 (A)	963,000	931,963
Gray Media, Inc.
4.750%, 10/15/2030 (A)	153,000	118,051
5.375%, 11/15/2031 (A)	87,000	64,527
7.250%, 08/15/2033 (A)	174,000	175,335
9.625%, 07/15/2032 (A)	79,000	78,995
10.500%, 07/15/2029 (A)	188,000	199,778
iHeartCommunications, Inc. 10.875%, 05/01/2030 (A)	416,000	266,577
Iliad Holding SAS 7.000%, 04/15/2032 (A)	338,000	338,405
Level 3 Financing, Inc.
3.750%, 07/15/2029 (A)	58,000	53,795
6.875%, 06/30/2033 (A)	1,039,000	1,058,036
7.000%, 03/31/2034 (A)	682,000	698,086
8.500%, 01/15/2036 (A)	153,000	159,642
Light & Wonder International, Inc. 6.250%, 10/01/2033 (A)	558,000	546,667
Live Nation Entertainment, Inc. 4.750%, 10/15/2027 (A)	392,000	389,563
Match Group Holdings II LLC
5.625%, 02/15/2029 (A)	618,000	610,239
6.125%, 09/15/2033 (A)	508,000	493,681
McClatchy Media Company LLC 11.000%, (11.000% Cash or 12.500% PIK), 12/01/2031 (A)	1,776,980	2,003,540
McGraw-Hill Education, Inc. 8.000%, 08/01/2029 (A)	56,000	55,917
Neptune Bidco US, Inc.
9.290%, 04/15/2029 (A)	185,000	185,514
9.500%, 02/15/2033 (A)	98,000	95,083
10.375%, 05/15/2031 (A)	411,000	414,702

56

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Nexstar Media, Inc.
6.500%, 09/15/2033 (A)	$392,000	$394,987
7.250%, 04/15/2034 (A)	196,000	196,583
Oak-Eagle Acquireco, Inc.
7.250%, 07/01/2033 (A)	324,000	335,695
8.750%, 07/01/2034 (A)	196,000	205,191
Paramount Global
3.375%, 02/15/2028	118,000	114,608
3.700%, 06/01/2028	114,000	110,723
4.200%, 06/01/2029	115,000	109,969
4.200%, 05/19/2032	230,000	195,500
4.950%, 01/15/2031	286,000	264,420
5.500%, 05/15/2033	99,000	86,192
6.875%, 04/30/2036	255,000	223,125
7.875%, 07/30/2030	190,000	198,788
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	779,000	607,854
Roblox Corp. 3.875%, 05/01/2030 (A)	501,000	470,831
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (A)(B)	115,000	84,294
Sinclair Television Group, Inc.
5.500%, 03/01/2030 (A)(B)	47,000	40,655
9.750%, 02/15/2033 (A)(B)	42,000	46,830
Sirius XM Radio LLC
4.000%, 07/15/2028 (A)	772,000	745,181
5.500%, 07/01/2029 (A)	646,000	643,815
Snap, Inc. 6.875%, 03/01/2033 (A)	498,000	470,247
SoftBank Group Corp. 6.875%, (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%), 07/19/2027 (C)	728,000	710,067
Stagwell Global LLC 5.625%, 08/15/2029 (A)	645,000	614,074
SV RNO Property Owner 1 LLC 5.875%, 03/01/2031 (A)	529,000	522,913
The EW Scripps Company 9.875%, 08/15/2030 (A)	68,000	66,013
Uniti Services LLC 7.500%, 10/15/2033 (A)	280,000	291,102
Univision Communications, Inc.
8.500%, 07/31/2031 (A)	712,000	715,475
9.375%, 08/01/2032 (A)	185,000	190,664
Versant Media Group, Inc. 7.250%, 01/30/2031 (A)	81,000	82,895
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)	430,000	352,342
Virgin Media O2 Vendor Financing Notes VI DAC 8.500%, 03/15/2033 (A)	200,000	174,764
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	652,000	625,320
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	125,000	107,150
7.500%, 01/15/2033 (A)	96,000	90,490
Windstream Services LLC 8.250%, 10/01/2031 (A)	338,000	353,263
Zayo Group Holdings, Inc. 9.000%, (7.125% Cash and 1.875% PIK), 09/09/2030 (A)	77,000	71,916
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	$697,000	$401,467
		32,642,952
Consumer discretionary – 14.8%
Affinity Interactive 6.875%, 12/15/2027 (A)	669,000	401,489
American Axle & Manufacturing, Inc.
6.375%, 10/15/2032 (A)	69,000	68,292
7.750%, 10/15/2033 (A)	278,000	270,632
Asbury Automotive Group, Inc. 5.000%, 02/15/2032 (A)	684,000	647,756
Beach Acquisition Bidco LLC 10.000%, (10.000% Cash or 10.750% PIK), 07/15/2033 (A)	299,349	318,812
Boyd Gaming Corp. 4.750%, 06/15/2031 (A)	389,000	369,867
Caesars Entertainment, Inc.
6.500%, 02/15/2032 (A)	1,531,000	1,513,176
7.000%, 02/15/2030 (A)	983,000	995,140
Carnival Corp.
5.125%, 05/01/2029 (A)	152,000	150,903
5.875%, 06/15/2031 (A)	546,000	552,711
Carvana Company
9.000%, (9.000% Cash or 13.000% PIK), 06/01/2030 (A)	125,480	130,531
9.000%, (9.000% Cash or 14.000% PIK), 06/01/2031 (A)	174,278	188,448
Champions Financing, Inc. 8.750%, 02/15/2029 (A)(B)	54,000	48,429
Choice Hotels International, Inc. 5.850%, 08/01/2034	725,000	731,181
Clarios Global LP
6.750%, 05/15/2028 (A)	445,000	449,330
6.750%, 09/15/2032 (A)	137,000	138,096
Dealer Tire LLC 8.000%, 02/01/2028 (A)	43,000	41,815
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(D)	3,600,425	360
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)(B)	543,000	494,130
Gee Automotive Holdings LLC 7.250%, 03/01/2031 (A)	70,000	70,214
Graham Holdings Company 5.625%, 12/01/2033 (A)	175,000	171,435
Group 1 Automotive, Inc.
4.000%, 08/15/2028 (A)	470,000	454,825
6.375%, 01/15/2030 (A)	269,000	270,804
Hilton Grand Vacations Borrower LLC
4.875%, 07/01/2031 (A)	122,000	110,087
6.625%, 01/15/2032 (A)	755,000	745,722
IHO Verwaltungs GmbH 8.000%, (8.000% Cash or 8.750% PIK), 11/15/2032 (A)	78,000	79,905
Installed Building Products, Inc. 5.625%, 02/01/2034 (A)	49,000	47,814
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (A)	260,000	243,100
KB Home
4.000%, 06/15/2031	603,000	555,953
7.250%, 07/15/2030	286,000	291,322
Kohl's Corp.
5.125%, 05/01/2031	240,000	180,633
10.000%, 06/01/2030 (A)	476,000	503,333
Liberty Interactive LLC 8.250%, 02/01/2030	1,088,000	40,485

57

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Lindblad Expeditions LLC 7.000%, 09/15/2030 (A)	$186,000	$189,904
Lithia Motors, Inc.
3.875%, 06/01/2029 (A)	545,000	517,648
4.375%, 01/15/2031 (A)(B)	196,000	184,205
Macy's Retail Holdings LLC
5.875%, 03/15/2030 (A)(B)	126,000	125,114
7.375%, 08/01/2033 (A)	373,000	382,121
MajorDrive Holdings IV LLC 6.375%, 06/01/2029 (A)	47,000	34,764
Marriott Ownership Resorts, Inc. 4.500%, 06/15/2029 (A)	575,000	545,179
Mavis Tire Express Services Topco Corp. 6.500%, 05/15/2029 (A)	63,000	62,507
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (A)	350,000	339,437
New Red Finance, Inc. 3.875%, 01/15/2028 (A)	560,000	547,388
Newell Brands, Inc.
6.375%, 09/15/2027	709,000	712,466
8.500%, 06/01/2028 (A)	917,000	946,527
Nissan Motor Acceptance Company LLC
5.625%, 09/29/2028 (A)	351,000	344,453
7.050%, 09/15/2028 (A)(B)	445,000	451,937
Nissan Motor Company, Ltd.
7.500%, 07/17/2030 (A)	431,000	434,296
7.750%, 07/17/2032 (A)	205,000	207,582
Nordstrom, Inc. 4.250%, 08/01/2031 (B)	521,000	468,845
Petco Health & Wellness Company, Inc. 8.250%, 02/01/2031 (A)	72,000	71,901
PetSmart LLC
7.500%, 09/15/2032 (A)	229,000	230,115
10.000%, 09/15/2033 (A)	273,000	272,373
QVC, Inc. 6.875%, 04/15/2029 (A)	534,000	234,960
Rakuten Group, Inc.
6.250%, (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%), 04/22/2031 (A)(B)(C)	244,000	224,786
8.125%, (8.125% to 12-15-29, then 5 Year CMT + 4.250%), 12/15/2029 (A)(C)	220,000	218,178
11.250%, 02/15/2027 (A)	380,000	393,307
Resorts World Las Vegas LLC 8.450%, 07/27/2030 (A)	600,000	569,221
Sabre GLBL, Inc.
10.750%, 11/15/2029 (A)	207,000	176,829
10.750%, 03/15/2030 (A)	328,000	275,683
11.125%, 07/15/2030 (A)	452,000	383,640
Scientific Games Holdings LP 6.625%, 03/01/2030 (A)	71,000	61,079
Shutterfly Finance LLC 8.500%, (8.500% Cash or 4.250% PIK), 10/01/2027 (A)	69,000	65,895
Six Flags Entertainment Corp. 8.625%, 01/15/2032 (A)	105,000	105,169
Sotheby's 7.375%, 10/15/2027 (A)	633,000	629,968
Staples, Inc. 12.750%, 01/15/2030 (A)	70,000	47,310
Taylor Morrison Communities, Inc. 5.750%, 11/15/2032 (A)	76,000	76,067
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The Goodyear Tire & Rubber Company
5.000%, 07/15/2029	$236,000	$223,330
5.250%, 07/15/2031	151,000	135,061
The Michaels Companies, Inc.
8.500%, 03/15/2033 (A)	282,000	274,525
11.000%, 03/15/2034 (A)	74,000	68,909
TKC Holdings, Inc.
8.500%, 08/15/2030 (A)	351,000	353,926
12.000%, 02/15/2031 (A)	175,000	180,515
Valvoline, Inc. 3.625%, 06/15/2031 (A)	314,000	283,774
Wand NewCo 3, Inc. 7.625%, 01/30/2032 (A)	297,000	303,682
Wayfair LLC
7.250%, 10/31/2029 (A)	116,000	118,411
7.750%, 09/15/2030 (A)	470,000	489,334
Whirlpool Corp. 6.125%, 06/15/2030	537,000	524,314
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (A)	181,000	176,833
ZF North America Capital, Inc.
6.750%, 04/23/2030 (A)	375,000	362,768
6.875%, 04/14/2028 (A)	550,000	557,867
7.500%, 03/24/2031 (A)	357,000	350,687
		26,211,520
Consumer staples – 3.5%
Albertsons Companies, Inc.
5.500%, 03/31/2031 (A)	114,000	112,709
5.625%, 03/31/2032 (A)	559,000	550,345
5.750%, 03/31/2034 (A)	293,000	286,655
6.500%, 02/15/2028 (A)	164,000	166,054
ARKO Corp. 5.125%, 11/15/2029 (A)(B)	39,000	34,604
B&G Foods, Inc.
5.250%, 09/15/2027 (B)	44,000	42,388
8.000%, 09/15/2028 (A)	196,000	193,002
Chobani Holdco II LLC 8.750%, (8.750% Cash or 9.500% PIK), 10/01/2029 (A)	63,131	67,165
Edgewell Personal Care Company
4.125%, 04/01/2029 (A)	156,000	147,372
5.500%, 06/01/2028 (A)	236,000	234,719
Fiesta Purchaser, Inc. 9.625%, 09/15/2032 (A)	40,000	40,739
Froneri Lux FinCo Sarl 6.000%, 08/01/2032 (A)	1,061,000	1,034,356
HLF Financing Sarl LLC 12.250%, 04/15/2029 (A)	177,000	188,755
Industrial F&B Investments III, Inc. 7.750%, 02/11/2033 (A)	61,000	61,632
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030 (A)	588,000	559,804
Opal Bidco SAS 6.500%, 03/31/2032 (A)	261,000	261,252
Performance Food Group, Inc.
4.250%, 08/01/2029 (A)	578,000	555,206
5.625%, 03/01/2034 (A)	111,000	107,059
Post Holdings, Inc.
6.250%, 10/15/2034 (A)	46,000	45,043
6.375%, 03/01/2033 (A)	462,000	455,136
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	379,000	364,744
US Foods, Inc.
4.750%, 02/15/2029 (A)	470,000	463,751

58

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
US Foods, Inc. (continued)
5.750%, 04/15/2033 (A)	$272,000	$270,791
		6,243,281
Energy – 9.5%
Antero Midstream Partners LP
5.375%, 06/15/2029 (A)	497,000	495,406
5.750%, 10/15/2033 (A)	173,000	171,081
Archrock Partners LP
6.250%, 04/01/2028 (A)	176,000	176,000
6.625%, 09/01/2032 (A)	477,000	486,375
Ascent Resources Utica Holdings LLC 5.875%, 06/30/2029 (A)	586,000	585,457
Blue Racer Midstream LLC 7.000%, 07/15/2029 (A)	200,000	206,614
Bristow Group, Inc. 6.750%, 02/01/2033 (A)	56,000	56,602
Buckeye Partners LP
6.750%, 02/01/2030 (A)	179,000	184,730
6.875%, 07/01/2029 (A)	382,000	393,166
Calumet Specialty Products Partners LP 9.750%, 02/15/2031 (A)	70,000	74,365
CNX Resources Corp. 5.875%, 03/01/2034 (A)	106,000	103,231
Crescent Energy Finance LLC 8.375%, 01/15/2034 (A)	878,000	917,861
Delek Logistics Partners LP 7.125%, 06/01/2028 (A)	330,000	329,721
Enerflex, Inc. 6.875%, 01/15/2031 (A)	40,000	40,841
Excelerate Energy LP 8.000%, 05/15/2030 (A)	470,000	491,905
Genesis Energy LP
6.750%, 03/15/2034	173,000	172,183
8.000%, 05/15/2033	453,000	468,081
8.250%, 01/15/2029	495,000	511,482
Global Partners LP 7.125%, 07/01/2033 (A)	186,000	187,518
Hilcorp Energy I LP
5.750%, 02/01/2029 (A)	383,000	377,642
6.000%, 04/15/2030 (A)	358,000	348,464
Howard Midstream Energy Partners LLC
6.625%, 01/15/2034 (A)	154,000	154,586
7.375%, 07/15/2032 (A)	99,000	102,371
Kinetik Holdings LP 6.625%, 12/15/2028 (A)	178,000	181,012
Kodiak Gas Services LLC 6.500%, 10/01/2033 (A)	242,000	244,614
Long Ridge Energy LLC 8.750%, 02/15/2032 (A)	423,000	443,775
Nabors Industries, Inc. 7.625%, 11/15/2032 (A)	57,000	58,348
NGL Energy Operating LLC 8.375%, 02/15/2032 (A)	157,000	161,795
Northern Oil & Gas, Inc. 7.875%, 10/15/2033 (A)	104,000	107,604
Rockies Express Pipeline LLC 6.750%, 03/15/2033 (A)	535,000	550,723
SESI LLC 7.875%, 09/30/2030 (A)	173,000	176,410
SM Energy Company
6.625%, 04/15/2034 (A)	103,000	102,709
7.000%, 08/01/2032 (A)	539,000	550,370
8.750%, 07/01/2031 (A)	470,000	491,287
9.625%, 06/15/2033 (A)	347,000	383,338
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Sunoco LP
4.500%, 04/30/2030	$384,000	$370,191
4.625%, 05/01/2030 (A)	185,000	178,038
5.625%, 03/15/2031 (A)	229,000	227,950
5.875%, 03/15/2034 (A)	400,000	395,582
Transocean International, Ltd.
7.500%, 04/15/2031	34,000	34,751
7.875%, 10/15/2032 (A)	69,000	73,727
8.250%, 05/15/2029 (A)	78,000	80,594
8.500%, 05/15/2031 (A)	78,000	81,806
USA Compression Partners LP
6.250%, 10/01/2033 (A)	262,000	261,176
7.125%, 03/15/2029 (A)	184,000	188,264
Valaris, Ltd. 8.375%, 04/30/2030 (A)	180,000	186,514
Venture Global Calcasieu Pass LLC 6.250%, 01/15/2030 (A)	445,000	455,156
Venture Global LNG, Inc.
7.000%, 01/15/2030 (A)(B)	531,000	542,179
9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (A)(C)	1,252,000	1,247,050
9.500%, 02/01/2029 (A)	500,000	540,647
Venture Global Plaquemines LNG LLC
6.125%, 12/15/2030 (A)	172,000	176,889
6.500%, 01/15/2034 (A)	213,000	222,041
6.500%, 06/15/2034 (A)	172,000	179,044
7.500%, 05/01/2033 (A)	766,000	841,990
Vermilion Energy, Inc. 7.250%, 02/15/2033 (A)	58,000	58,504
		16,829,760
Financials – 11.2%
Acrisure LLC
7.500%, 11/06/2030 (A)	590,000	591,808
8.500%, 06/15/2029 (A)	179,000	177,302
Alliant Holdings Intermediate LLC
6.750%, 04/15/2028 (A)	400,000	402,180
7.000%, 01/15/2031 (A)	536,000	540,562
7.375%, 10/01/2032 (A)	222,000	219,880
Amynta Agency Borrower, Inc. 7.500%, 07/15/2033 (A)	62,000	58,797
Ardonagh Group Finance, Ltd. 8.875%, 02/15/2032 (A)	133,000	130,308
Aretec Group, Inc. 7.500%, 04/01/2029 (A)	34,000	33,679
Asurion LLC
8.000%, 12/31/2032 (A)	566,000	587,196
8.375%, 02/01/2034 (A)	583,000	566,013
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (A)	242,000	243,227
Blackstone Mortgage Trust, Inc. 7.750%, 12/01/2029 (A)	514,000	540,059
Block, Inc.
3.500%, 06/01/2031	814,000	740,207
5.625%, 08/15/2030 (A)	397,000	394,806
6.000%, 08/15/2033 (A)	317,000	311,764
Bread Financial Holdings, Inc. 6.750%, 05/15/2031 (A)	240,000	238,139
Broadstreet Partners Group LLC 5.875%, 04/15/2029 (A)	64,000	62,372
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055	380,000	363,978
Cobra AcquisitionCo LLC
6.375%, 11/01/2029 (A)	35,000	30,311

59

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Cobra AcquisitionCo LLC (continued)
12.250%, 11/01/2029 (A)	$21,000	$21,307
Credit Acceptance Corp. 6.625%, 03/15/2030 (A)	299,000	292,018
CrossCountry Intermediate HoldCo LLC
6.500%, 10/01/2030 (A)	176,000	167,752
6.750%, 12/01/2032 (A)	242,000	227,710
Focus Financial Partners LLC 6.750%, 09/15/2031 (A)	364,000	361,505
Freedom Mortgage Corp. 12.250%, 10/01/2030 (A)	598,000	645,225
Freedom Mortgage Holdings LLC
6.875%, 05/01/2031 (A)	73,000	68,248
7.875%, 04/01/2033 (A)	182,000	170,638
8.375%, 04/01/2032 (A)	100,000	98,369
Global Atlantic Financial Company 7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (A)	522,000	502,614
goeasy, Ltd. 7.375%, 10/01/2030 (A)(B)	607,000	502,757
Hightower Holding LLC
6.750%, 04/15/2029 (A)	26,000	25,419
9.125%, 01/31/2030 (A)	35,000	35,690
Howden UK Refinance PLC
7.250%, 02/15/2031 (A)	390,000	393,284
8.125%, 02/15/2032 (A)	312,000	292,328
HUB International, Ltd.
7.250%, 06/15/2030 (A)	509,000	521,422
7.375%, 01/31/2032 (A)	441,000	449,804
ION Platform Finance US, Inc.
5.750%, 05/15/2028 (A)	159,000	150,868
7.875%, 09/30/2032 (A)	175,000	135,455
9.500%, 05/30/2029 (A)	221,000	208,040
Jane Street Group 6.750%, 05/01/2033 (A)	347,000	352,055
Jones Deslauriers Insurance Management, Inc. 6.875%, 10/01/2033 (A)	36,000	32,934
LD Holdings Group LLC
6.125%, 04/01/2028 (A)	46,000	38,581
8.750%, 11/01/2027 (A)	30,000	28,227
OneMain Finance Corp.
6.125%, 05/15/2030	737,000	720,669
6.500%, 03/15/2033	599,000	572,600
6.750%, 03/15/2032	179,000	173,672
7.875%, 03/15/2030	990,000	1,021,658
Osaic Holdings, Inc.
6.750%, 08/01/2032 (A)	335,000	335,042
8.000%, 08/01/2033 (A)	70,000	69,104
Panther Escrow Issuer LLC 7.125%, 06/01/2031 (A)	596,000	598,002
Park River Holdings, Inc. 8.750%, 12/31/2030 (A)	45,000	41,446
PennyMac Financial Services, Inc.
6.750%, 02/15/2034 (A)	352,000	329,415
6.875%, 05/15/2032 (A)	297,000	286,603
PHH Escrow Issuer LLC 9.875%, 11/01/2029 (A)	56,000	54,036
Popular, Inc. 7.250%, 03/13/2028 (B)	426,000	441,322
Rocket Companies, Inc.
6.125%, 08/01/2030 (A)	1,376,000	1,388,696
6.375%, 08/01/2033 (A)	383,000	387,115
6.500%, 08/01/2029 (A)	390,000	394,390
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Starwood Property Trust, Inc.
5.250%, 10/15/2028 (A)	$375,000	$370,725
5.750%, 01/15/2031 (A)	208,000	205,400
Stonebriar ABF Issuer LLC 8.125%, 12/15/2030 (A)	323,000	333,866
USI, Inc. 7.500%, 01/15/2032 (A)	53,000	53,697
Walker & Dunlop, Inc. 6.625%, 04/01/2033 (A)	149,000	145,674
		19,877,970
Health care – 7.3%
Acadia Healthcare Company, Inc. 7.375%, 03/15/2033 (A)(B)	545,000	557,984
Accendra Health, Inc.
4.500%, 03/31/2029 (A)(B)	43,000	25,953
6.625%, 04/01/2030 (A)	49,000	23,302
AdaptHealth LLC 4.625%, 08/01/2029 (A)	667,000	635,486
AMN Healthcare, Inc.
4.000%, 04/15/2029 (A)	500,000	471,083
6.500%, 01/15/2031 (A)	244,000	239,138
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	204,000	191,479
Bausch Health Americas, Inc. 8.500%, 01/31/2027 (A)(B)	56,000	55,468
Bausch Health Companies, Inc.
5.000%, 01/30/2028 (A)	40,000	33,800
5.250%, 02/15/2031 (A)(B)	105,000	63,525
6.250%, 02/15/2029 (A)	101,000	75,750
10.000%, 04/15/2032 (A)	1,258,000	1,287,996
14.000%, 10/15/2030 (A)(B)	33,000	31,532
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)	420,000	395,843
6.125%, 04/01/2030 (A)	108,000	93,902
6.875%, 04/15/2029 (A)	108,000	103,857
10.875%, 01/15/2032 (A)	245,000	262,851
DaVita, Inc.
3.750%, 02/15/2031 (A)	519,000	475,895
4.625%, 06/01/2030 (A)	779,000	749,020
Emergent BioSolutions, Inc. 3.875%, 08/15/2028 (A)	38,000	32,063
Endo Finance Holdings LP 8.500%, 04/15/2031 (A)	664,000	695,257
Genmab A/S
6.250%, 12/15/2032 (A)	201,000	206,072
7.250%, 12/15/2033 (A)	135,000	141,309
HealthEquity, Inc. 4.500%, 10/01/2029 (A)	765,000	740,127
IQVIA, Inc. 6.500%, 05/15/2030 (A)(B)	600,000	612,551
Medline Borrower LP 5.250%, 10/01/2029 (A)	1,071,000	1,061,568
MPH Acquisition Holdings LLC
5.750%, 12/31/2030 (A)(B)	67,000	51,256
6.750%, (6.000% Cash and 0.750% PIK), 03/31/2031 (A)	66,247	44,385
11.500%, (6.500% Cash and 5.000% PIK), 12/31/2030 (A)	56,375	50,748
National Mentor Holdings, Inc. 10.500%, 12/15/2030 (A)	154,000	158,955
Organon & Company
4.125%, 04/30/2028 (A)	764,000	741,350
5.125%, 04/30/2031 (A)	191,000	155,663
Perrigo Finance Unlimited Company
5.150%, 06/15/2030	72,000	64,997

60

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Perrigo Finance Unlimited Company (continued)
6.125%, 09/30/2032	$69,000	$62,958
Radiology Partners, Inc. 9.781%, (0.000% Cash and 9.781% PIK), 02/15/2030 (A)	72,374	66,097
Raven Acquisition Holdings LLC 6.875%, 11/15/2031 (A)	294,000	283,433
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (A)	105,000	103,128
TEAM Services Holding, Inc. 9.000%, 02/15/2033 (A)(B)	172,000	168,654
Tenet Healthcare Corp.
4.375%, 01/15/2030	495,000	479,445
5.125%, 11/01/2027	400,000	399,608
6.000%, 11/15/2033 (A)(B)	411,000	415,869
6.750%, 05/15/2031	429,000	438,495
		12,947,852
Industrials – 11.2%
Albion Financing 1 Sarl 7.000%, 05/21/2030 (A)	381,000	389,396
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)	400,000	390,569
6.875%, 06/15/2030 (A)	700,000	709,577
7.875%, 02/15/2031 (A)	660,000	680,602
Amentum Holdings, Inc. 7.250%, 08/01/2032 (A)	117,000	121,073
Anagram Holdings LLC 10.000%, 08/15/2026 (A)(D)(E)	96,052	0
Arcosa, Inc. 4.375%, 04/15/2029 (A)	380,000	366,601
Axon Enterprise, Inc. 6.250%, 03/15/2033 (A)	180,000	183,734
Boise Cascade Company 4.875%, 07/01/2030 (A)(B)	477,000	468,883
Brand Industrial Services, Inc. 10.375%, 08/01/2030 (A)	175,000	159,935
Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, 02/01/2032 (A)	148,000	149,548
Builders FirstSource, Inc.
4.250%, 02/01/2032 (A)	201,000	185,068
6.375%, 06/15/2032 (A)	385,000	384,440
6.750%, 05/15/2035 (A)	355,000	354,660
CACI International, Inc. 6.375%, 06/15/2033 (A)	350,000	356,274
Carpenter Technology Corp. 5.625%, 03/01/2034 (A)	138,000	136,729
Cimpress PLC 7.375%, 09/15/2032 (A)	91,000	90,205
Clean Harbors, Inc.
5.750%, 10/15/2033 (A)	175,000	174,571
6.375%, 02/01/2031 (A)	357,000	362,561
Columbus McKinnon Corp. 7.125%, 02/01/2033 (A)	140,000	139,936
CP Atlas Buyer, Inc. 12.750%, (7.000% Cash and 5.750% PIK), 01/15/2031 (A)(B)	42,000	32,418
Dycom Industries, Inc. 4.500%, 04/15/2029 (A)	572,000	554,832
Efesto Bidco SpA Efesto US LLC 7.500%, 02/15/2032 (A)	200,000	198,986
EMRLD Borrower LP
6.625%, 12/15/2030 (A)	416,000	423,097
6.750%, 07/15/2031 (A)	410,000	421,667
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Enpro, Inc. 6.125%, 06/01/2033 (A)	$122,000	$123,399
FTAI Aviation Investors LLC 7.000%, 06/15/2032 (A)	728,000	746,284
FXI Holdings, Inc. 11.000%, 11/15/2030 (A)	18,000	15,930
Garda World Security Corp.
8.250%, 08/01/2032 (A)	182,000	180,095
8.375%, 11/15/2032 (A)	264,000	264,179
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (A)	439,000	430,750
Herc Holdings, Inc.
5.750%, 03/15/2031 (A)	108,000	106,366
6.625%, 06/15/2029 (A)	355,000	360,832
7.000%, 06/15/2030 (A)	360,000	369,133
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (A)	257,000	260,487
JELD-WEN Holding, Inc. 7.000%, 09/01/2032 (A)(B)	608,000	283,458
JetBlue Airways Corp. 9.875%, 09/20/2031 (A)(B)	892,000	842,992
LSF12 Helix Parent LLC 7.125%, 02/01/2033 (A)	16,000	15,399
Madison IAQ LLC 5.875%, 06/30/2029 (A)	91,000	89,240
Miter Brands Acquisition Holdco, Inc. 6.750%, 04/01/2032 (A)	269,000	257,636
OneSky Flight LLC 8.875%, 12/15/2029 (A)	191,000	197,153
Stanley Black & Decker, Inc. 6.707%, (6.707% to 3-15-30, then 5 Year CMT + 2.657%), 03/15/2060	466,000	455,111
Synergy Infrastructure Holdings LLC 7.875%, 12/01/2030 (A)	69,000	70,333
The Brink's Company 6.500%, 06/15/2029 (A)	178,000	180,756
The GEO Group, Inc. 10.250%, 04/15/2031	807,000	860,895
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/2027 (A)	200,000	199,477
TransDigm, Inc.
4.875%, 05/01/2029	994,000	979,138
6.125%, 07/31/2034 (A)	350,000	344,240
6.375%, 03/01/2029 (A)	546,000	556,190
6.750%, 01/31/2034 (A)	481,000	487,304
7.125%, 12/01/2031 (A)	439,000	453,116
TriNet Group, Inc. 7.125%, 08/15/2031 (A)	520,000	504,610
United Rentals North America, Inc.
3.875%, 02/15/2031	298,000	280,141
4.000%, 07/15/2030	588,000	558,524
VT Topco, Inc. 8.500%, 08/15/2030 (A)	599,000	609,003
Watco Companies LLC 7.125%, 08/01/2032 (A)	200,000	205,403
WESCO Distribution, Inc.
6.375%, 03/15/2029 (A)	574,000	584,280
6.375%, 03/15/2033 (A)	183,000	186,433
7.250%, 06/15/2028 (A)	322,000	323,756
		19,817,405
Information technology – 5.9%
Amkor Technology, Inc. 5.875%, 10/01/2033 (A)	105,000	104,570
Cloud Software Group, Inc.
6.500%, 03/31/2029 (A)	611,000	596,073

61

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Cloud Software Group, Inc. (continued)
6.625%, 08/15/2033 (A)(B)	$191,000	$169,813
8.250%, 06/30/2032 (A)	1,074,000	1,018,619
9.000%, 09/30/2029 (A)	756,000	729,293
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (A)	484,000	479,460
Cooper-Standard Automotive, Inc. 9.250%, 03/01/2031 (A)	91,000	85,517
CoreWeave, Inc.
9.000%, 02/01/2031 (A)(B)	170,000	161,758
9.250%, 06/01/2030 (A)	293,000	284,696
Diebold Nixdorf, Inc. 7.750%, 03/31/2030 (A)	330,000	343,147
EchoStar Corp. 10.750%, 11/30/2029	420,000	453,705
Flash Compute LLC 7.250%, 12/31/2030 (A)	146,000	146,991
Insight Enterprises, Inc. 6.625%, 05/15/2032 (A)	179,000	172,763
Kioxia Holdings Corp. 6.250%, 07/24/2030 (A)	726,000	737,710
McAfee Corp. 7.375%, 02/15/2030 (A)	176,000	145,410
NCR Voyix Corp.
5.125%, 04/15/2029 (A)	38,000	36,345
5.250%, 10/01/2030 (A)	557,000	524,973
ON Semiconductor Corp. 3.875%, 09/01/2028 (A)	251,000	242,172
Open Text Corp. 3.875%, 02/15/2028 (A)	458,000	440,992
Open Text Holdings, Inc. 4.125%, 02/15/2030 (A)	468,000	418,171
Pagaya US Holdings Company LLC 8.875%, 08/01/2030 (A)	200,000	143,169
Qnity Electronics, Inc.
5.750%, 08/15/2032 (A)	214,000	214,255
6.250%, 08/15/2033 (A)	390,000	394,343
Rocket Software, Inc. 6.500%, 02/15/2029 (A)(B)	50,000	45,000
Seagate Data Storage Technology Pte, Ltd.
5.750%, 12/01/2034 (A)	281,000	279,946
8.250%, 12/15/2029 (A)	153,000	160,679
UKG, Inc. 6.875%, 02/01/2031 (A)	777,000	759,374
Virtusa Corp. 7.125%, 12/15/2028 (A)	547,000	421,261
WULF Compute LLC 7.750%, 10/15/2030 (A)	180,000	190,202
Xerox Corp.
10.250%, 10/15/2030 (A)(B)	46,000	34,500
13.500%, 04/15/2031 (A)(B)	62,000	30,535
Xerox Holdings Corp. 5.500%, 08/15/2028 (A)	415,000	171,188
Zebra Technologies Corp. 6.500%, 06/01/2032 (A)	201,000	202,370
		10,339,000
Materials – 8.0%
Alcoa Nederland Holding BV 4.125%, 03/31/2029 (A)	383,000	372,331
Amsted Industries, Inc. 6.375%, 03/15/2033 (A)	183,000	183,906
Ardagh Group SA
9.500%, 12/01/2030 (A)	463,098	485,586
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Ardagh Group SA (continued)
12.000%, (5.500% Cash and 6.500% PIK), 12/01/2030 (A)	$970,000	$815,140
Ardagh Metal Packaging Finance USA LLC
4.000%, 09/01/2029 (A)	92,000	84,245
6.250%, 01/30/2031 (A)	90,000	89,227
Ashland, Inc. 6.875%, 05/15/2043	435,000	424,593
Celanese US Holdings LLC
7.000%, 02/15/2031 (B)	137,000	140,671
7.050%, 11/15/2030	684,000	723,045
7.375%, 02/15/2034	137,000	140,360
Champion Iron Canada, Inc. 7.875%, 07/15/2032 (A)	138,000	143,335
Cleveland-Cliffs, Inc.
7.000%, 03/15/2032 (A)	545,000	527,316
7.500%, 09/15/2031 (A)	549,000	547,604
Clydesdale Acquisition Holdings, Inc.
6.750%, 04/15/2032 (A)	285,000	269,651
6.875%, 01/15/2030 (A)	446,000	433,500
8.750%, 04/15/2030 (A)	266,000	248,198
Commercial Metals Company 5.750%, 11/15/2033 (A)	104,000	102,907
Consolidated Energy Finance SA 12.000%, 02/15/2031 (A)(B)	150,000	147,750
FMC Corp.
3.450%, 10/01/2029	85,000	75,926
5.650%, 05/18/2033 (B)	60,000	53,090
Fortescue Treasury Pty, Ltd.
4.500%, 09/15/2027 (A)	278,000	275,282
5.875%, 04/15/2030 (A)	261,000	264,132
Huntsman International LLC 4.500%, 05/01/2029	106,000	99,122
INEOS Finance PLC 6.750%, 05/15/2028 (A)	178,000	172,026
INEOS Quattro Finance 2 PLC 9.625%, 03/15/2029 (A)	48,000	39,480
Kaiser Aluminum Corp. 5.875%, 03/01/2034 (A)	275,000	270,014
Magnera Corp. 7.250%, 11/15/2031 (A)(B)	728,000	673,837
Mativ Holdings, Inc. 8.000%, 10/01/2029 (A)	70,000	65,197
Mauser Packaging Solutions Holding Company 9.250%, 04/15/2030 (A)	114,000	105,925
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(D)	912,943	6,509
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(D)	950,000	10
Novelis Corp.
4.750%, 01/30/2030 (A)	481,000	455,063
6.375%, 08/15/2033 (A)	283,000	277,593
Olympus Water US Holding Corp.
4.250%, 10/01/2028 (A)	200,000	191,027
6.750%, 08/01/2032 (A)	515,000	490,447
7.250%, 02/15/2033 (A)	200,000	190,820
Owens-Brockway Glass Container, Inc. 7.250%, 05/15/2031 (A)(B)	1,027,000	983,458
Quikrete Holdings, Inc.
6.375%, 03/01/2032 (A)	130,000	131,820
6.750%, 03/01/2033 (A)	450,000	457,038
SCIH Salt Holdings, Inc. 6.625%, 05/01/2029 (A)	62,000	61,690

62

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Sealed Air Corp.
6.125%, 02/01/2028 (A)	$119,000	$120,491
6.875%, 07/15/2033 (A)	432,000	412,640
Solstice Advanced Materials, Inc. 5.625%, 09/30/2033 (A)	209,000	206,083
Standard Building Solutions, Inc. 5.875%, 03/15/2034 (A)	152,000	146,557
Standard Industries, Inc. 4.375%, 07/15/2030 (A)	542,000	510,870
The Chemours Company
5.750%, 11/15/2028 (A)	71,000	70,299
8.000%, 01/15/2033 (A)	46,000	46,251
The Scotts Miracle-Gro Company 4.000%, 04/01/2031	542,000	500,722
Trident TPI Holdings, Inc. 12.750%, 12/31/2028 (A)	55,000	53,538
Trivium Packaging Finance BV
8.250%, 07/15/2030 (A)	80,000	83,703
12.250%, 01/15/2031 (A)	52,000	56,301
Tronox, Inc. 4.625%, 03/15/2029 (A)(B)	101,000	80,871
White Cap Supply Holdings LLC 7.375%, 11/15/2030 (A)	55,000	53,350
WR Grace Holdings LLC
5.625%, 08/15/2029 (A)	100,000	91,972
6.625%, 08/15/2032 (A)	247,000	240,666
7.000%, 08/01/2033 (A)	210,000	203,947
		14,097,132
Real estate – 3.0%
Anywhere Real Estate Group LLC
5.250%, 04/15/2030 (A)(B)	73,000	68,807
7.000%, 04/15/2030 (A)	247,157	247,501
9.750%, 04/15/2030 (A)	350,000	371,547
Diversified Healthcare Trust
4.750%, 02/15/2028	44,000	42,281
7.250%, 10/15/2030 (A)	105,000	105,902
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 13.000%, (11.000% Cash and 2.000% PIK), 09/12/2030 (A)(D)	200,000	85,500
Greystar Real Estate Partners LLC 7.750%, 09/01/2030 (A)	514,000	534,640
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	403,000	380,457
Iron Mountain, Inc. 4.875%, 09/15/2029 (A)	1,036,000	1,007,964
Millrose Properties, Inc. 6.375%, 08/01/2030 (A)	185,000	184,942
MPT Operating Partnership LP
3.500%, 03/15/2031	112,000	73,182
4.625%, 08/01/2029	79,000	61,425
5.000%, 10/15/2027 (B)	121,000	112,631
8.500%, 02/15/2032 (A)	188,000	190,597
Outfront Media Capital LLC
4.250%, 01/15/2029 (A)	278,000	267,992
7.375%, 02/15/2031 (A)	200,000	208,543
Service Properties Trust
3.794%, 09/30/2028 (A)(F)	70,000	63,686
3.950%, 01/15/2028	35,000	33,470
4.950%, 10/01/2029	68,000	61,588
5.500%, 12/15/2027	53,000	53,070
8.625%, 11/15/2031 (A)	119,000	124,274
8.875%, 06/15/2032	60,000	59,468
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
The Howard Hughes Corp.
5.875%, 03/01/2032 (A)	$104,000	$100,078
6.125%, 03/01/2034 (A)	104,000	99,874
Uniti Group LP
6.500%, 02/15/2029 (A)(B)	170,000	165,111
8.625%, 06/15/2032 (A)(B)	52,000	52,961
8.625%, 06/15/2032 (A)	280,000	285,176
XHR LP 6.625%, 05/15/2030 (A)	323,000	326,102
		5,368,769
Utilities – 2.8%
Alpha Generation LLC
6.250%, 01/15/2034 (A)	139,000	136,546
6.750%, 10/15/2032 (A)	258,000	261,775
Clearway Energy Operating LLC 5.750%, 01/15/2034 (A)	176,000	172,955
ContourGlobal Power Holdings SA 6.750%, 02/28/2030 (A)	500,000	505,620
Lightning Power LLC 7.250%, 08/15/2032 (A)	425,000	441,778
NRG Energy, Inc.
3.625%, 02/15/2031 (A)	627,000	577,374
5.750%, 01/15/2034 (A)	702,000	692,470
Talen Energy Supply LLC
6.250%, 02/01/2034 (A)	526,000	520,140
8.625%, 06/01/2030 (A)	591,000	620,005
The AES Corp. 7.600%, (7.600% to 1-15-30, then 5 Year CMT + 3.201%), 01/15/2055	356,000	353,123
TransAlta Corp. 5.875%, 02/01/2034	106,000	105,287
VoltaGrid LLC 7.375%, 11/01/2030 (A)	344,000	355,286
XPLR Infrastructure Operating Partners LP 7.750%, 04/15/2034 (A)	210,000	216,878
		4,959,237
TOTAL CORPORATE BONDS (Cost $177,828,290)		$169,334,878
TERM LOANS (G) – 0.9%
Communication services – 0.2%
Townsquare Media, Inc., 2025 Term Loan (6 month CME Term SOFR + 5.000%) 8.586%, 02/19/2030	584,860	421,836
Consumer discretionary – 0.5%
Dave & Buster's, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%) 6.938%, 06/29/2029	1,000,000	870,830
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) 10.000%, 12/17/2033 (E)	518,303	238,938
Trinseo Holding Sarl, 2021 Term Loan B2 (3 month CME Term SOFR + 2.500%) 6.434%, 05/03/2028	742,228	83,233
		322,171
TOTAL TERM LOANS (Cost $2,576,362)		$1,614,837
COMMON STOCKS – 0.0%
Communication services – 0.0%
New Cotai, Inc., Class B (E)(H)(I)	3	0

63

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 0.0%
KCAD Holdings I, Ltd. (E)(H)(I)	165,553,563	$166
MWO Holdings LLC (E)(I)	445	0
Permian Production (E)(I)	19,583	11,750
		11,916
TOTAL COMMON STOCKS (Cost $1,749,754)		$11,916
PREFERRED SECURITIES – 0.4%
Financials – 0.4%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%) (B)	27,875	660,080
TOTAL PREFERRED SECURITIES (Cost $701,968)		$660,080
ESCROW SHARES – 0.0%
Arctic Canadian Diamonds Holding Units (E)(I)	494	5,915
TOTAL ESCROW SHARES (Cost $0)		$5,915
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (E)(I)	$3,000,000	0
Adelphia Communications Corp. (E)(I)	2,050,000	0
Adelphia Communications Corp. (E)(I)	1,025,000	0
Magellan Health, Inc. (E)(I)	1,930,000	0
TOTAL ESCROW CERTIFICATES (Cost $320,209)		$0
SHORT-TERM INVESTMENTS – 7.3%
Short-term funds – 7.3%
John Hancock Collateral Trust, 3.6657% (J)(K)	1,290,423	12,906,421
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5918% (J)	241	241
TOTAL SHORT-TERM INVESTMENTS (Cost $12,906,779)		$12,906,662
Total Investments (High Yield Trust) (Cost $196,083,362) – 104.2%		$184,534,288
Other assets and liabilities, net – (4.2%)		(7,509,437)
TOTAL NET ASSETS – 100.0%		$177,024,851
High Yield Trust (continued)
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $148,084,571 or 83.7% of the fund's net assets as of 3-31-26.
(B)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $9,163,368.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Non-income producing - Issuer is in default.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(I)	Non-income producing security.
(J)	The rate shown is the annualized seven-day yield as of 3-31-26.
(K)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $9,379,678.

DERIVATIVES
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.46	3.857%	2,300,000	USD	$2,300,000	5.000%	Quarterly	Jun 2031	$89,252	$4,971	$94,223
					$2,300,000				$89,252	$4,971	$94,223
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
OTC	Over-the-counter
64

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.1%
Australia - 4.0%
ANZ Group Holdings, Ltd.	108,511	$2,728,536
APA Group	49,337	339,868
Aristocrat Leisure, Ltd.	19,880	631,891
ASX, Ltd.	6,805	246,902
BHP Group, Ltd.	181,000	6,549,038
Brambles, Ltd.	49,445	776,003
carsales.com, Ltd.	13,729	219,161
Cochlear, Ltd.	2,361	277,820
Coles Group, Ltd.	47,179	715,458
Commonwealth Bank of Australia	59,711	6,992,561
Computershare, Ltd.	18,728	369,362
CSL, Ltd.	17,266	1,695,849
Evolution Mining, Ltd.	72,464	652,518
Fortescue, Ltd.	59,389	848,645
Goodman Group	72,960	1,309,888
Insurance Australia Group, Ltd.	85,315	433,098
Lynas Rare Earths, Ltd. (A)	30,888	419,381
Macquarie Group, Ltd.	12,911	1,834,095
Medibank Private, Ltd.	99,625	301,444
MMG, Ltd. (A)	151,200	143,255
National Australia Bank, Ltd.	108,959	3,151,711
Northern Star Resources, Ltd.	48,146	699,889
Origin Energy, Ltd.	60,705	522,376
Pro Medicus, Ltd.	2,023	166,729
Qantas Airways, Ltd.	25,744	151,227
QBE Insurance Group, Ltd.	53,844	794,563
REA Group, Ltd.	1,952	213,858
Rio Tinto, Ltd.	13,237	1,503,903
Santos, Ltd.	113,901	623,442
Scentre Group	187,762	433,229
SGH, Ltd.	6,916	196,767
Sigma Healthcare, Ltd.	185,351	342,521
Sonic Healthcare, Ltd.	16,282	231,347
South32, Ltd.	112,851	341,714
South32, Ltd. (London Stock Exchange)	48,980	147,278
Stockland	93,163	279,659
Suncorp Group, Ltd.	38,142	428,055
Telstra Group, Ltd.	142,830	527,272
The Lottery Corp., Ltd.	82,609	308,507
Transurban Group	110,606	1,078,944
Vicinity, Ltd.	155,479	253,647
Washington H. Soul Pattinson & Company, Ltd.	11,620	326,556
Wesfarmers, Ltd.	40,464	2,065,929
Westpac Banking Corp.	122,065	3,373,298
WiseTech Global, Ltd.	7,058	190,429
Woodside Energy Group, Ltd.	67,706	1,607,173
Woolworths Group, Ltd.	43,560	1,099,988
		48,544,784
Austria - 0.2%
BAWAG Group AG (A)(B)	2,747	417,622
Erste Group Bank AG	10,998	1,188,068
OMV AG	5,543	405,528
Raiffeisen Bank International AG	4,348	186,212
Verbund AG	2,442	186,617
		2,384,047
Belgium - 0.5%
Ageas SA/NV	5,462	402,076
Anheuser-Busch InBev SA/NV	35,247	2,438,613
D'ieteren Group	850	157,381
Elia Group SA/NV (A)	1,750	268,800
Financiere de Tubize SA	659	163,476
Groupe Bruxelles Lambert NV	2,961	269,347
KBC Group NV	8,189	1,002,272
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Lotus Bakeries NV	14	$158,071
Sofina SA	575	139,625
Syensqo SA	2,508	146,198
UCB SA	4,511	1,359,156
		6,505,015
Brazil - 1.1%
Ambev SA	165,730	487,926
Axia Energia	42,847	484,400
B3 SA - Brasil Bolsa Balcao	196,921	699,508
Banco Bradesco SA	56,324	181,699
Banco BTG Pactual SA	42,804	465,156
Banco do Brasil SA	60,326	267,865
BB Seguridade Participacoes SA	24,400	163,975
Caixa Seguridade Participacoes SA	20,700	73,331
Cia de Saneamento Basico do Estado de Sao Paulo	17,192	525,191
Companhia Paranaense de Energia	69,200	206,136
CPFL Energia SA	7,900	74,366
Embraer SA	24,600	365,449
Energisa SA	9,735	98,593
Eneva SA (A)	34,600	163,921
Engie Brasil Energia SA	10,185	64,553
Equatorial SA	43,634	343,438
Klabin SA	26,664	100,430
Localiza Rent a Car SA	32,451	294,323
MBRF Global Foods Company SA	23,038	96,246
Motiva Infraestrutura de Mobilidade SA	40,100	122,394
NU Holdings, Ltd., Class A (A)	121,000	1,738,770
Petroleo Brasileiro SA	132,729	1,381,395
Porto Seguro SA	6,900	67,284
PRIO SA (A)	30,400	388,580
Raia Drogasil SA	44,917	204,039
Rede D'Or Sao Luiz SA (B)	27,900	209,902
Rumo SA	45,451	142,587
StoneCo, Ltd., Class A (A)	7,200	101,664
Suzano SA	24,163	242,103
Telefonica Brasil SA	19,280	153,463
Telefonica Brasil SA, ADR	6,017	95,730
TIM SA	28,000	148,437
TOTVS SA	17,746	119,703
Ultrapar Participacoes SA	25,400	140,832
Vale SA	129,250	2,058,079
Vibra Energia SA	38,024	232,115
WEG SA	58,916	580,192
XP, Inc., Class A	14,300	272,272
		13,556,047
Canada - 8.2%
Agnico Eagle Mines, Ltd.	18,131	3,680,289
Alamos Gold, Inc., Class A	15,024	668,417
Alimentation Couche-Tard, Inc.	27,000	1,530,408
AltaGas, Ltd.	11,100	385,001
ARC Resources, Ltd.	20,700	430,785
AtkinsRealis Group, Inc.	5,900	379,592
Bank of Montreal	25,177	3,410,143
Barrick Mining Corp.	59,934	2,449,319
BCE, Inc.	3,117	78,648
Bombardier, Inc., Class B (A)	3,100	548,244
Brookfield Corp.	73,558	2,980,709
CAE, Inc. (A)	10,900	283,803
Cameco Corp.	15,600	1,696,476
Canadian Imperial Bank of Commerce	33,157	3,142,419
Canadian National Railway Company	18,700	1,924,711
Canadian Natural Resources, Ltd.	74,520	3,635,200
Canadian Pacific Kansas City, Ltd.	31,900	2,510,311
Canadian Tire Corp., Ltd., Class A	1,800	242,070

65

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Canadian Utilities, Ltd., Class A	4,600	$161,567
CCL Industries, Inc., Class B	5,400	338,339
Celestica, Inc. (A)	4,100	1,156,583
Cenovus Energy, Inc.	50,402	1,337,677
CGI, Inc.	7,200	526,375
China Gold International Resources Corp., Ltd.	8,500	168,302
Constellation Software, Inc.	700	1,228,807
Dollarama, Inc.	9,900	1,215,029
Element Fleet Management Corp.	14,700	318,812
Emera, Inc.	10,600	549,469
Empire Company, Ltd., Class A	4,900	175,521
Enbridge, Inc.	77,700	4,212,031
Fairfax Financial Holdings, Ltd.	719	1,225,117
First Quantum Minerals, Ltd. (A)	25,254	603,801
FirstService Corp.	1,500	208,669
Fortis, Inc.	18,165	1,013,432
Franco-Nevada Corp.	6,857	1,697,860
George Weston, Ltd.	6,297	444,878
GFL Environmental, Inc.	8,800	367,094
Gildan Activewear, Inc.	6,200	345,276
Great-West Lifeco, Inc.	9,900	463,651
Hydro One, Ltd. (B)	11,900	491,449
iA Financial Corp., Inc.	3,300	366,224
IGM Financial, Inc.	3,000	142,937
Imperial Oil, Ltd.	6,030	789,826
Intact Financial Corp.	6,400	1,159,738
Ivanhoe Mines, Ltd., Class A (A)	26,900	229,919
Keyera Corp.	8,500	328,794
Kinross Gold Corp.	43,929	1,343,038
Loblaw Companies, Ltd.	21,360	973,799
Lundin Gold, Inc.	3,900	298,044
Lundin Mining Corp.	24,400	608,465
Magna International, Inc.	9,500	530,555
Manulife Financial Corp. (C)	59,700	2,056,519
Metro, Inc.	7,557	517,055
National Bank of Canada	14,000	1,811,617
Nutrien, Ltd.	17,390	1,312,719
Open Text Corp.	9,700	216,160
Pan American Silver Corp.	15,100	826,044
Pembina Pipeline Corp.	20,398	913,078
Power Corp. of Canada	20,012	963,413
Rogers Communications, Inc., Class B	13,188	507,194
Royal Bank of Canada	48,848	7,896,584
Saputo, Inc.	9,100	284,297
Shopify, Inc., Class A (A)	43,600	5,173,328
Stantec, Inc.	4,000	345,798
Sun Life Financial, Inc.	20,400	1,278,025
Suncor Energy, Inc.	42,835	2,833,188
TC Energy Corp.	37,046	2,319,802
Teck Resources, Ltd., Class B	16,961	879,080
TELUS Corp.	19,203	246,819
TFI International, Inc.	2,800	304,778
The Bank of Nova Scotia	43,304	3,003,046
The Descartes Systems Group, Inc. (A)	3,100	222,043
The Toronto-Dominion Bank	60,284	5,630,147
Thomson Reuters Corp.	5,654	510,327
TMX Group, Ltd.	10,000	354,611
Toromont Industries, Ltd.	2,800	392,012
Tourmaline Oil Corp.	13,100	626,984
Wheaton Precious Metals Corp.	16,170	2,122,523
Whitecap Resources, Inc.	43,600	492,071
WSP Global, Inc.	4,800	747,035
		99,783,920
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile - 0.2%
Antofagasta PLC	14,071	$631,002
Banco de Chile	1,620,933	294,505
Banco de Credito e Inversiones SA	3,323	215,516
Banco Santander Chile, ADR	5,508	183,967
Cencosud SA	42,702	116,699
Empresas CMPC SA	38,455	52,312
Empresas COPEC SA	13,196	91,367
Enel Chile SA, ADR	18,222	71,795
Falabella SA	20,482	125,458
Latam Airlines Group SA	11,167,859	275,574
Plaza SA	27,350	116,315
Sociedad Quimica y Minera de Chile SA, ADR (A)	4,430	358,564
		2,533,074
China - 7.0%
360 Security Technology, Inc., Class A	14,500	22,715
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	14,786
3SBio, Inc. (A)(B)	63,700	187,785
AAC Technologies Holdings, Inc.	27,342	117,277
Accelink Technologies Company, Ltd., Class A	1,700	21,239
Advanced Micro-Fabrication Equipment, Inc., Class A	1,253	56,632
AECC Aviation Power Company, Ltd., Class A	5,500	38,515
Agricultural Bank of China, Ltd., Class A	182,100	176,447
Agricultural Bank of China, Ltd., H Shares	989,000	707,436
Aier Eye Hospital Group Company, Ltd., Class A	19,585	27,143
Air China, Ltd., Class A (A)	23,600	23,203
Akeso, Inc. (A)(B)	23,000	391,619
Alibaba Group Holding, Ltd.	613,300	9,613,162
Aluminum Corp. of China, Ltd., A Shares	29,100	48,938
Aluminum Corp. of China, Ltd., H Shares	131,220	191,970
Angel Yeast Company, Ltd., Class A	1,800	10,577
Anhui Conch Cement Company, Ltd., Class A	8,900	29,996
Anhui Conch Cement Company, Ltd., H Shares	44,290	120,550
Anhui Gujing Distillery Company, Ltd., Class A	900	13,470
Anhui Jianghuai Automobile Group Corp., Ltd., Class A (A)	4,500	30,489
Anker Innovations Technology Company, Ltd., Class A	1,040	16,539
ANTA Sports Products, Ltd.	44,200	432,085
Avary Holding Shenzhen Company, Ltd., Class A	4,000	30,906
AviChina Industry & Technology Company, Ltd., H Shares	120,000	51,245
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	11,600	12,166
Baidu, Inc., Class A (A)	80,300	1,122,448
Baiyin Nonferrous Group Company, Ltd., Class A	15,900	19,032
Bank of Beijing Company, Ltd., Class A	47,000	37,514
Bank of Changsha Company, Ltd., Class A	8,400	11,749

66

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Chengdu Company, Ltd., Class A	7,700	$19,118
Bank of China, Ltd., Class A	78,100	66,396
Bank of China, Ltd., H Shares	2,534,563	1,618,409
Bank of Communications Company, Ltd., Class A	114,200	115,791
Bank of Communications Company, Ltd., H Shares	308,527	278,848
Bank of Hangzhou Company, Ltd., Class A	11,400	27,694
Bank of Jiangsu Company, Ltd., Class A	33,410	52,846
Bank of Nanjing Company, Ltd., Class A	21,500	35,523
Bank of Ningbo Company, Ltd., Class A	13,750	60,758
Bank of Shanghai Company, Ltd., Class A	31,610	45,350
Baoshan Iron & Steel Company, Ltd., Class A	41,300	38,602
Beijing Compass Technology Development Company, Ltd., Class A	1,300	18,575
Beijing Enlight Media Company, Ltd., Class A	6,300	14,106
Beijing Kingsoft Office Software, Inc., Class A	935	31,996
Beijing New Building Materials PLC, Class A	3,500	13,282
Beijing Roborock Technology Company, Ltd., Class A	534	9,383
Beijing Tong Ren Tang Company, Ltd., Class A	2,800	11,301
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A (A)	1,800	10,417
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	100,700	74,037
Bestechnic Shanghai Company, Ltd., Class A	585	15,118
Bilibili, Inc., Class Z (A)	8,960	201,968
Biwin Storage Technology Company, Ltd., Class A (A)	1,000	32,061
Bluefocus Intelligent Communications Group Company, Ltd., Class A	7,700	16,788
BOC International China Company, Ltd., Class A	5,800	10,372
BOE Technology Group Company, Ltd., Class A	75,300	42,972
BYD Company, Ltd., Class A	12,000	185,434
BYD Company, Ltd., H Shares	130,815	1,788,415
BYD Electronic International Company, Ltd.	26,500	95,323
Caitong Securities Company, Ltd., Class A	9,600	10,679
Cambricon Technologies Corp., Ltd., Class A (A)	844	122,709
CCOOP Group Company, Ltd., Class A (A)	64,600	17,437
CGN Power Company, Ltd., H Shares (B)	364,000	163,846
Changchun High-Tech Industry Group Company, Ltd., Class A	800	10,023
Changjiang Securities Company, Ltd., Class A	11,500	11,565
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	600	10,701
Chaozhou Three-Circle Group Company, Ltd., Class A	3,900	30,597
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chifeng Jilong Gold Mining Company, Ltd., Class A	6,200	$39,469
China CITIC Bank Corp., Ltd., Class A	26,200	31,509
China CITIC Bank Corp., Ltd., H Shares	310,800	314,814
China CITIC Financial Asset Management Company, Ltd., H Shares (A)(B)	505,000	51,325
China Coal Energy Company, Ltd., H Shares	70,000	117,975
China Construction Bank Corp., Class A	45,400	63,497
China Construction Bank Corp., H Shares	3,428,914	3,700,531
China CSSC Holdings, Ltd., Class A	16,100	72,419
China Eastern Airlines Corp., Ltd., Class A (A)	35,500	22,055
China Energy Engineering Corp., Ltd., Class A	65,700	27,803
China Everbright Bank Company, Ltd., Class A	88,600	41,298
China Feihe, Ltd. (B)	119,000	53,191
China Galaxy Securities Company, Ltd., Class A	19,900	37,176
China Galaxy Securities Company, Ltd., H Shares	129,500	132,016
China Great Wall Securities Company, Ltd., Class A	8,400	10,923
China Greatwall Technology Group Company, Ltd., Class A (A)	6,500	14,018
China Hongqiao Group, Ltd.	100,000	451,721
China Huishan Dairy Holdings Company, Ltd. (A)(D)	225,000	0
China International Capital Corp., Ltd., Class A	4,000	18,954
China International Capital Corp., Ltd., H Shares (B)	64,400	142,978
China Jushi Company, Ltd., Class A	8,100	28,953
China Life Insurance Company, Ltd., Class A	4,500	23,888
China Life Insurance Company, Ltd., H Shares	267,624	853,783
China Literature, Ltd. (A)(B)	14,000	45,894
China Longyuan Power Group Corp., Ltd., H Shares	114,000	104,350
China Mengniu Dairy Company, Ltd.	108,004	238,614
China Merchants Bank Company, Ltd., Class A	45,900	262,294
China Merchants Bank Company, Ltd., H Shares	139,323	885,290
China Merchants Energy Shipping Company, Ltd., Class A	16,500	39,229
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	6,500	9,304
China Merchants Securities Company, Ltd., Class A	16,510	37,184
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	21,575
China Minsheng Banking Corp., Ltd., Class A	78,880	43,351
China Minsheng Banking Corp., Ltd., H Shares	230,496	108,401
China National Building Material Company, Ltd., H Shares	150,187	92,136
China National Chemical Engineering Company, Ltd., Class A	12,700	16,270

67

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China National Nuclear Power Company, Ltd., Class A	38,300	$50,323
China National Software & Service Company, Ltd., Class A (A)	1,800	9,509
China Nonferrous Mining Corp, Ltd.	42,000	63,034
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	7,300	50,881
China Oilfield Services, Ltd., H Shares	56,000	64,165
China Pacific Insurance Group Company, Ltd., Class A	14,000	75,855
China Pacific Insurance Group Company, Ltd., H Shares	94,100	385,396
China Petroleum & Chemical Corp., Class A	56,700	48,115
China Petroleum & Chemical Corp., H Shares	785,361	451,448
China Railway Group, Ltd., Class A	42,700	33,758
China Railway Group, Ltd., H Shares	144,000	74,781
China Railway Signal & Communication Corp., Ltd., Class A	14,917	12,325
China Rare Earth Resources And Technology Company, Ltd., Class A (A)	2,200	15,458
China Resources Microelectronics, Ltd., Class A	2,675	17,484
China Resources Mixc Lifestyle Services, Ltd. (B)	23,400	141,394
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	3,380	13,727
China Shenhua Energy Company, Ltd., Class A	13,400	90,671
China Shenhua Energy Company, Ltd., H Shares	120,500	713,260
China Southern Airlines Company, Ltd., Class A (A)	23,300	19,192
China State Construction Engineering Corp., Ltd., Class A	93,340	68,023
China Three Gorges Renewables Group Company, Ltd., Class A	58,700	36,307
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	44,193
China Tower Corp., Ltd., H Shares (B)	158,100	216,172
China Tungsten And Hightech Materials Company, Ltd., Class A	4,900	34,385
China United Network Communications, Ltd., Class A	64,400	41,715
China Vanke Company, Ltd., Class A (A)	21,600	12,591
China XD Electric Company, Ltd., Class A	10,600	23,703
China Yangtze Power Company, Ltd., Class A	54,300	212,878
China Zheshang Bank Company, Ltd., Class A	43,700	19,031
Chongqing Changan Automobile Company, Ltd., Class A	16,800	24,487
Chongqing Rural Commercial Bank Company, Ltd., Class A	18,400	18,785
Chongqing Rural Commercial Bank Company, Ltd., H Shares	81,000	70,281
Chongqing Zhifei Biological Products Company, Ltd., Class A (A)	4,650	10,171
Citic Pacific Special Steel Group Company, Ltd., Class A	7,100	16,917
CITIC Securities Company, Ltd., Class A	25,185	88,383
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
CITIC Securities Company, Ltd., H Shares	52,825	$161,759
CITIC, Ltd.	141,967	216,193
CMOC Group, Ltd., Class A	37,400	95,368
CMOC Group, Ltd., H Shares	129,000	271,308
CNGR Advanced Material Company, Ltd., Class A	1,960	14,176
CNPC Capital Company, Ltd., Class A	17,300	25,654
Contemporary Amperex Technology Company, Ltd., Class A	9,320	551,428
Contemporary Amperex Technology Company, Ltd., H Shares	3,600	286,949
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	7,200	23,091
COSCO SHIPPING Holdings Company, Ltd., Class A	26,000	56,763
COSCO SHIPPING Holdings Company, Ltd., H Shares	101,600	193,474
CRRC Corp., Ltd., Class A	49,300	45,520
CRRC Corp., Ltd., H Shares	145,000	94,450
CSC Financial Company, Ltd., Class A	9,000	28,193
CSPC Innovation Pharmaceutical Company, Ltd., Class A	2,880	13,346
CSPC Pharmaceutical Group, Ltd.	303,120	357,731
Daqin Railway Company, Ltd., Class A	30,700	23,844
Datang International Power Generation Company, Ltd., Class A	48,800	28,062
Dongfang Electric Corp., Ltd., Class A	5,800	29,888
Dosilicon Company, Ltd., Class A (A)	947	15,330
East Money Information Company, Ltd., Class A	30,896	85,403
Eastroc Beverage Group Company, Ltd., Class A	1,350	40,228
Ecovacs Robotics Company, Ltd., Class A	2,300	20,585
Empyrean Technology Company, Ltd., Class A	800	9,487
ENN Energy Holdings, Ltd.	27,900	227,173
ENN Natural Gas Company, Ltd., Class A	5,400	17,282
Eoptolink Technology, Inc., Ltd., Class A	2,100	139,367
Eve Energy Company, Ltd., Class A	4,181	38,355
Everbright Securities Company, Ltd., Class A	8,700	19,351
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	23,977	7,982
Fiberhome Telecommunication Technologies Company, Ltd., Class A	2,900	21,667
Focus Media Information Technology Company, Ltd., Class A	32,700	31,220
Foshan Haitian Flavouring & Food Company, Ltd., Class A	10,296	61,378
Founder Securities Company, Ltd., Class A	16,700	16,550
Foxconn Industrial Internet Company, Ltd., Class A	27,100	209,175
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	37,536
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	20,800	156,467
GalaxyCore, Inc., Class A	3,600	6,840
Ganfeng Lithium Group Company, Ltd., Class A	3,360	38,763
Ganfeng Lithium Group Company, Ltd., H Shares (B)	17,200	163,104

68

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
GD Power Development Company, Ltd., Class A	36,100	$25,365
GDS Holdings, Ltd., Class A (A)	37,300	188,745
GEM Company, Ltd., Class A	10,700	12,417
Genscript Biotech Corp. (A)	40,000	56,730
GF Securities Company, Ltd., Class A	13,200	34,701
GF Securities Company, Ltd., H Shares	37,600	69,848
Giant Biogene Holding Company, Ltd. (B)	10,200	36,053
Giant Network Group Company, Ltd., Class A	4,100	18,897
GigaDevice Semiconductor, Inc., Class A	1,372	48,822
GoerTek, Inc., Class A	5,200	17,317
Goldwind Science & Technology Company, Ltd., Class A	7,700	29,805
Goneo Group Company, Ltd., Class A	1,827	11,135
Gotion High-tech Company, Ltd., Class A	3,700	19,391
Great Wall Motor Company, Ltd., H Shares	81,500	131,946
Gree Electric Appliances, Inc. of Zhuhai, Class A	5,700	31,375
Guangdong Haid Group Company, Ltd., Class A	3,500	25,286
Guangdong HEC Technology Holding Company, Ltd., Class A (A)	6,400	28,459
Guangzhou Automobile Group Company, Ltd., Class A	10,000	10,536
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	7,651
Guangzhou Tinci Materials Technology Company, Ltd., Class A	3,900	26,187
Guosen Securities Company, Ltd., Class A	13,300	21,760
Guotai Haitong Securities Company, Ltd.	27,860	67,434
Guotai Haitong Securities Company, Ltd., H Shares (B)	70,184	120,361
Guoyuan Securities Company, Ltd., Class A	9,100	10,189
H World Group, Ltd., ADR	7,100	357,059
Haidilao International Holding, Ltd. (B)	56,000	103,087
Haier Smart Home Company, Ltd., Class A	13,600	42,526
Haier Smart Home Company, Ltd., H Shares	83,800	224,496
Hainan Airlines Holding Company, Ltd., Class A (A)	87,600	18,569
Hainan Airport Infrastructure Company, Ltd., Class A	23,700	12,545
Haisco Pharmaceutical Group Company, Ltd., Class A	2,000	15,848
Haitian International Holdings, Ltd.	21,000	54,567
Hangzhou Chang Chuan Technology Company, Ltd., Class A	1,400	24,937
Hangzhou First Applied Material Company, Ltd., Class A	7,683	19,722
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	9,752
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	13,454
Hansoh Pharmaceutical Group Company, Ltd. (B)	54,000	247,182
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	4,700	21,200
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,200	$29,722
Hengan International Group Company, Ltd.	25,000	88,466
Hengli Petrochemical Company, Ltd., Class A	14,600	46,181
Hengtong Optic-Electric Company Ltd., Class A	5,100	39,684
Hesai Group (A)	4,180	79,444
Hgtech Company, Ltd., Class A	2,100	32,027
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	39,347
Horizon Robotics (A)	178,800	154,854
Hoshine Silicon Industry Company, Ltd., Class A	1,600	9,497
Hua Hong Semiconductor, Ltd., H Shares (A)(B)	25,000	252,260
Huadian Power International Corp., Ltd., Class A	17,700	12,130
Huadong Medicine Company, Ltd., Class A	2,800	14,426
Huafon Chemical Company, Ltd., Class A	10,300	15,415
Huaneng Power International, Inc., Class A	18,600	18,985
Huaneng Power International, Inc., H Shares	149,436	113,152
Huaqin Technology Company, Ltd., Class A	2,500	29,751
Huatai Securities Company, Ltd., Class A	16,400	42,780
Huatai Securities Company, Ltd., H Shares (B)	48,800	93,184
Huaxia Bank Company, Ltd., Class A	28,500	30,254
Huayu Automotive Systems Company, Ltd., Class A	5,100	14,284
Huizhou Desay Sv Automotive Company, Ltd., Class A	1,100	16,762
Hunan Valin Steel Company, Ltd., Class A	14,300	10,603
Hundsun Technologies, Inc., Class A	3,075	11,540
Hwatsing Technology Company, Ltd., Class A	731	18,701
Hygon Information Technology Company, Ltd., Class A	5,383	168,124
IEIT Systems Company, Ltd., Class A	3,248	27,018
Iflytek Company, Ltd., Class A	4,700	31,922
Imeik Technology Development Company, Ltd., Class A	560	9,562
Industrial & Commercial Bank of China, Ltd., Class A	143,500	158,672
Industrial & Commercial Bank of China, Ltd., H Shares	2,322,735	2,047,369
Industrial Bank Company, Ltd., Class A	46,200	126,078
Industrial Securities Company, Ltd., Class A	14,900	12,761
Ingenic Semiconductor Company, Ltd., Class A	2,800	43,315
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	94,300	34,696
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	4,700	20,566
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	17,500	14,093

69

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Inner Mongolia Xingye Silver&Tin Mining Company, Ltd., Class A	3,800	$22,934
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	52,084
Inner Mongolia Yitai Coal Company, Ltd., Class B	36,400	78,430
Innovent Biologics, Inc. (A)(B)	52,000	571,977
Isoftstone Information Technology Group Company, Ltd., Class A	2,000	10,829
J&T Global Express, Ltd. (A)	82,400	106,660
JA Solar Technology Company, Ltd., Class A (A)	6,272	10,035
JCET Group Company, Ltd., Class A	3,600	20,634
JD Health International, Inc. (A)(B)	38,200	233,169
JD Logistics, Inc. (A)(B)	67,000	118,275
JD.com, Inc., Class A	86,723	1,278,340
Jiangsu Eastern Shenghong Company, Ltd., Class A (A)	13,400	20,853
Jiangsu Expressway Company, Ltd., H Shares	41,145	53,060
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	41,720
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	14,198	114,733
Jiangsu Hoperun Software Company, Ltd., Class A	3,000	17,104
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	10,796
Jiangsu Yanghe Distillery Company, Ltd., Class A	3,400	25,063
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	2,100	10,382
Jiangsu Zhongtian Technology Company, Ltd., Class A	7,100	31,475
Jiangxi Copper Company, Ltd., Class A	4,300	27,368
Jiangxi Copper Company, Ltd., H Shares	39,075	173,541
Jinduicheng Molybdenum Company, Ltd., Class A	6,700	18,324
Jinko Solar Company, Ltd., Class A (A)	13,511	12,930
Kanzhun, Ltd., ADR	13,200	176,748
KE Holdings, Inc., ADR (E)	24,700	369,759
Kingdee International Software Group Company, Ltd. (A)	113,000	125,446
Kingsoft Corp., Ltd.	32,800	95,567
Kuaishou Technology (B)	91,300	537,787
Kuang-Chi Technologies Company, Ltd., Class A (A)	4,500	25,206
Kunlun Tech Company, Ltd., Class A (A)	2,500	18,097
Kweichow Moutai Company, Ltd., Class A	2,700	568,578
Laopu Gold Company, Ltd., H Shares	1,000	80,955
LB Group Company, Ltd., Class A	5,000	12,669
Lenovo Group, Ltd.	287,436	345,703
Lens Technology Company, Ltd., Class A	7,300	30,353
Leo Group Company, Ltd., Class A	14,500	16,702
Li Auto, Inc., Class A (A)	44,600	393,671
Li Ning Company, Ltd.	80,500	222,407
Lingyi iTech Guangdong Company, Class A	12,700	24,111
Longfor Group Holdings, Ltd. (B)	66,471	64,714
LONGi Green Energy Technology Company, Ltd., Class A (A)	15,064	38,647
Loongson Technology Corp, Ltd., Class A (A)	1,251	24,036
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Luxshare Precision Industry Company, Ltd., Class A	15,495	$113,831
Luzhou Laojiao Company, Ltd., Class A	3,300	50,306
Mango Excellent Media Company, Ltd., Class A	3,300	9,913
Maxscend Microelectronics Company, Ltd., Class A	1,440	16,816
Meitu, Inc. (A)(B)	121,600	67,746
Meituan, Class B (A)(B)	177,500	1,936,923
Metallurgical Corp. of China, Ltd., Class A	28,700	12,627
Midea Group Company, Ltd., Class A	7,300	81,314
Midea Group Company, Ltd., H Shares	15,100	162,508
MINISO Group Holding, Ltd.	2,600	10,501
MINISO Group Holding, Ltd., ADR (E)	3,276	53,071
Montage Technology Company, Ltd., Class A	2,305	42,876
Muyuan Foods Company, Ltd., Class A	11,382	68,916
NARI Technology Company, Ltd., Class A	17,798	67,490
National Silicon Industry Group Company, Ltd., Class A (A)	5,536	13,776
NAURA Technology Group Company, Ltd., Class A	1,485	97,658
NetEase, Inc.	62,100	1,387,612
New China Life Insurance Company, Ltd., Class A	4,600	41,504
New China Life Insurance Company, Ltd., H Shares	35,500	211,346
New Hope Liuhe Company, Ltd., Class A	6,800	8,106
New Oriental Education & Technology Group, Inc.	52,500	297,374
Nexchip Semiconductor Corp., Class A	7,599	29,625
Ningbo Deye Technology Company, Ltd., Class A	1,764	33,933
Ningbo Sanxing Medical Electric Company, Ltd., Class A	2,900	11,087
Ningbo Tuopu Group Company, Ltd., Class A	3,190	26,878
Ningxia Baofeng Energy Group Company, Ltd., Class A	14,900	62,675
NIO, Inc., Class A (A)	66,100	401,647
Nongfu Spring Company, Ltd., H Shares (B)	71,000	429,340
OFILM Group Company, Ltd., Class A (A)	13,100	16,583
OmniVision Integrated Circuits Group, Inc.	2,185	30,467
Orient Securities Company, Ltd., Class A	12,288	16,234
PetroChina Company, Ltd., Class A	44,800	78,340
PetroChina Company, Ltd., H Shares	742,261	1,018,278
Pharmaron Beijing Company, Ltd., Class A	3,000	12,421
PICC Property & Casualty Company, Ltd., H Shares	248,363	457,181
Ping An Bank Company, Ltd., Class A	38,200	61,501
Ping An Insurance Group Company of China, Ltd., Class A	24,100	199,688
Ping An Insurance Group Company of China, Ltd., H Shares	238,790	1,836,107
Piotech, Inc., Class A	568	31,127
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	22,482
Pop Mart International Group, Ltd. (B)	19,200	357,184

70

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Postal Savings Bank of China Company, Ltd., Class A	58,900	$43,830
Postal Savings Bank of China Company, Ltd., H Shares (B)	330,000	207,309
Power Construction Corp. of China, Ltd., Class A	35,800	29,952
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	11,000	59,923
QuantumCTek Company, Ltd., Class A (A)	220	17,360
Range Intelligent Computing Technology Group Company, Ltd., Class A	3,000	35,755
Remegen Company, Ltd., H Shares (A)(B)	5,500	68,546
RoboTechnik Intelligent Technology Company, Ltd., Class A	400	22,485
Rockchip Electronics Company, Ltd., Class A	1,300	29,373
Rongsheng Petrochemical Company, Ltd., Class A	21,050	36,875
SAIC Motor Corp., Ltd., Class A	17,300	36,955
Sailun Group Company, Ltd., Class A	6,500	12,253
Sanan Optoelectronics Company, Ltd., Class A	10,100	17,217
Sany Heavy Industry Company, Ltd., Class A	18,600	52,244
Satellite Chemical Company, Ltd., Class A	6,800	27,476
SDIC Capital Company, Ltd., CLass A	13,300	13,448
SDIC Power Holdings Company, Ltd., Class A	15,100	31,011
SenseTime Group, Inc., Class B (A)(B)	997,000	237,457
Seres Group Company, Ltd., Class A	3,100	41,109
SF Holding Company, Ltd., Class A	10,100	55,954
SG Micro Corp., Class A	1,300	12,904
Shaanxi Coal Industry Company, Ltd., Class A	19,600	72,702
Shandong Gold Mining Company, Ltd., Class A	5,880	34,966
Shandong Gold Mining Company, Ltd., H Shares (B)	30,500	128,642
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	2,900	33,534
Shandong Hongqiao Aluminum Industry Holding Company, Ltd., Class A (A)	6,500	25,937
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	4,300	22,618
Shandong Nanshan Aluminum Company, Ltd., Class A	24,300	21,796
Shandong Sun Paper Industry JSC, Ltd., Class A	5,800	12,536
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	38,465
Shanghai Baosight Software Company, Ltd., Class A	4,320	14,505
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	595	11,262
Shanghai Electric Group Company, Ltd., Class A (A)	25,600	29,893
Shanghai Electric Power Company, Ltd., Class A	6,000	15,971
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	12,428
Shanghai International Airport Company, Ltd., Class A	1,600	6,435
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	5,600	$13,884
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	96,465
Shanghai Putailai New Energy Technology Group Company, Ltd.	4,100	19,271
Shanghai RAAS Blood Products Company, Ltd., Class A	13,800	11,683
Shanghai Rural Commercial Bank Company, Ltd., Class A	19,500	25,731
Shanghai Stonehill Technology Company, Ltd., Class A (A)	12,100	16,107
Shanghai United Imaging Healthcare Company, Ltd., Class A	1,689	27,557
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	3,200	16,009
Shanjin International Gold Company, Ltd., Class A	5,800	25,418
Shannon Semiconductor Technology Company, Ltd., Class A	1,000	19,193
Shanxi Coking Coal Energy Group Company, Ltd., Class A	11,600	11,280
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	6,100	12,006
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	2,460	51,199
Sharetronic Data Technology Company, Ltd., Class A	700	21,755
Shenergy Company, Ltd., Class A	10,200	13,196
Shengyi Electronics Company, Ltd., Class A	1,484	18,552
Shengyi Technology Company, Ltd., Class A	5,100	40,953
Shennan Circuits Company, Ltd., Class A	1,456	47,542
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	24,723
Shenzhen Envicool Technology Company, Ltd., Class A	2,100	26,162
Shenzhen Goodix Technology Company, Ltd., Class A	1,000	9,686
Shenzhen Inovance Technology Company, Ltd., Class A	2,250	22,042
Shenzhen Kinwong Electronic Company, Ltd., Class A	2,100	17,697
Shenzhen Longsys Electronics Company, Ltd., Class A (A)	700	31,555
Shenzhen Megmeet Electrical Company, Ltd., Class A	1,200	17,413
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	2,500	60,193
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	1,600	11,443
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	2,300	20,525
Shenzhen Sunway Communication Company, Ltd., Class A	2,100	20,243
Shenzhen Transsion Holdings Company, Ltd., Class A	2,280	18,413
Shenzhou International Group Holdings, Ltd.	28,300	172,918
Sichuan Changhong Electric Company, Ltd., Class A	16,600	21,085
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	21,163

71

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	3,100	$15,702
Sichuan Kelun-Biotech Biopharmaceutical Company, Ltd., H Shares (A)	1,700	100,829
Sichuan Road and Bridge Group Company, Ltd., Class A	14,700	21,495
Sinolink Securities Company, Ltd., Class A	7,700	9,438
Sinoma Science & Technology Company, Ltd., Class A	3,600	20,770
Sinomine Resource Group Company, Ltd., Class A	1,500	16,419
Sinopharm Group Company, Ltd., H Shares	46,400	120,378
Sinotruk Hong Kong, Ltd.	23,500	117,247
Skyverse Technology Company, Ltd., Class A (A)	750	16,693
Smoore International Holdings, Ltd. (B)	62,000	70,759
SooChow Securities Company, Ltd., Class A	10,400	11,868
Spring Airlines Company, Ltd., Class A	2,000	13,454
Sungrow Power Supply Company, Ltd., Class A	4,200	93,417
Sunny Optical Technology Group Company, Ltd.	24,400	170,123
SUPCON Technology Company, Ltd., Class A	1,640	15,523
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	6,200	95,844
Suzhou Maxwell Technologies Company, Ltd., Class A	600	20,168
Suzhou TFC Optical Communication Company, Ltd., Class A	1,568	70,553
TAL Education Group, ADR (A)	14,900	169,413
TBEA Company, Ltd., Class A	10,200	39,883
TCL Technology Group Corp., Class A	38,980	24,303
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A (A)	8,250	10,625
Tencent Holdings, Ltd.	227,900	14,374,186
Tencent Music Entertainment Group, ADR	20,500	190,240
The People's Insurance Company Group of China, Ltd., Class A	19,200	20,426
The People's Insurance Company Group of China, Ltd., H Shares	302,000	210,321
Tianqi Lithium Corp., Class A (A)	3,000	24,489
Tianshan Aluminum Group Company, Ltd., Class A	9,900	25,984
Tingyi Cayman Islands Holding Corp.	76,000	126,884
Tongcheng Travel Holdings, Ltd.	41,600	96,246
TongFu Microelectronics Company, Ltd., Class A	3,100	18,867
Tongling Nonferrous Metals Group Company, Ltd., Class A	26,300	22,614
Tongwei Company, Ltd., Class A (A)(D)	9,300	22,644
Trina Solar Company, Ltd., Class A (A)	4,405	10,600
Tsingtao Brewery Company, Ltd., Class A	1,400	12,590
Tsingtao Brewery Company, Ltd., H Shares	22,000	136,669
UBTech Robotics Corp, Ltd., H Shares (A)	7,700	85,697
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Unigroup Guoxin Microelectronics Company, Ltd., Class A	1,679	$16,355
Unisplendour Corp., Ltd., Class A	5,320	19,531
United Nova Technology Company, Ltd., Class A (A)	17,946	16,638
Universal Scientific Industrial Shanghai Company, Ltd., Class A	4,100	20,051
Verisilicon Microelectronics Shanghai Company, Ltd., Class A (A)	1,072	32,386
Victory Giant Technology Huizhou Company, Ltd., Class A	1,500	56,102
Vipshop Holdings, Ltd., ADR	10,400	163,488
Wanhua Chemical Group Company, Ltd., Class A	7,000	81,358
Wanxiang Qianchao Company, Ltd., Class A	7,100	16,218
Weichai Power Company, Ltd., Class A	14,100	50,108
Weichai Power Company, Ltd., H Shares	69,720	247,243
Wens Foodstuff Group Company, Ltd., Class A	14,160	34,099
Western Mining Company, Ltd., Class A	4,900	18,118
Western Securities Company, Ltd., Class A	9,300	9,905
Wingtech Technology Company, Ltd., Class A (A)	2,500	11,458
Wintime Energy Group Company, Ltd., Class A (A)	46,100	12,120
Wolong Electric Group Company, Ltd., Class A	3,300	17,995
Wuhan Guide Infrared Company, Ltd., Class A (A)	8,900	16,516
Wuliangye Yibin Company, Ltd., Class A	8,600	129,145
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	47,347
WuXi AppTec Company, Ltd., Class A	5,544	80,425
WuXi AppTec Company, Ltd., H Shares (B)	13,706	209,913
WuXi Biologics Cayman, Inc. (A)(B)	124,500	535,411
WuXi XDC Cayman, Inc. (A)	13,400	101,640
XCMG Construction Machinery Company, Ltd., Class A	23,900	35,187
Xiamen Tungsten Company, Ltd., Class A	3,400	27,846
Xiaomi Corp., Class B (A)(B)	614,800	2,539,529
Xinjiang Daqo New Energy Company, Ltd., Class A (A)	3,610	11,126
Xinyi Solar Holdings, Ltd.	175,154	65,646
XPeng, Inc., A Shares (A)	43,400	370,965
XtalPi Holdings, Ltd. (A)	53,000	62,014
Yadea Group Holdings, Ltd. (B)	43,978	74,778
Yangtze Optical Fibre and Cable Joint Stock Company, Ltd., H Shares (B)	14,500	350,392
Yangzijiang Shipbuilding Holdings, Ltd.	90,700	269,414
Yankuang Energy Group Company, Ltd., Class A	10,140	28,433
Yankuang Energy Group Company, Ltd., H Shares	124,680	232,142
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	2,100	29,972
Yealink Network Technology Corp., Ltd., Class A	2,600	12,464
Yonghui Superstores Company, Ltd., Class A (A)	33,000	18,061
Yonyou Network Technology Company, Ltd., Class A (A)	5,200	8,871

72

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
YTO Express Group Company, Ltd., Class A	7,000	$20,557
Yum China Holdings, Inc.	13,400	653,652
Yunnan Aluminium Company, Ltd., Class A	7,200	32,854
Yunnan Baiyao Group Company, Ltd., Class A	3,920	31,260
Yunnan Energy New Material Company, Ltd., Class A (A)	2,100	20,883
Yunnan Tin Company, Ltd., Class A	3,500	16,416
Yunnan Yuntianhua Company, Ltd., Class A	3,800	18,455
Yutong Bus Company, Ltd., Class A	4,600	23,919
Zangge Mining Company, Ltd., Class A	3,300	38,500
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	21,926
Zhaojin Mining Industry Company, Ltd., H Shares	65,000	270,046
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	15,800	36,945
Zhejiang China Commodities City Group Company, Ltd., Class A	11,400	21,568
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	22,919
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	11,862
Zhejiang Huayou Cobalt Company, Ltd., Class A	3,300	28,720
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,600	15,649
Zhejiang Juhua Company, Ltd., Class A	5,600	28,018
Zhejiang Leapmotor Technology Company, Ltd., H Shares (A)(B)	17,300	105,497
Zhejiang Longsheng Group Company, Ltd., Class A	6,800	12,896
Zhejiang NHU Company, Ltd., Class A	6,912	34,768
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	3,600	22,679
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	4,500	9,312
Zhejiang Weiming Environment Protection Company, Ltd., Class A	3,500	12,794
Zhejiang Zheneng Electric Power Company, Ltd., Class A	22,900	18,111
Zheshang Securities Company, Ltd., Class A	8,100	11,429
Zhongji Innolight Company, Ltd., Class A	2,240	191,899
Zhongjin Gold Corp., Ltd., Class A	9,800	38,773
Zhongtai Securities Company, Ltd., Class A	14,100	12,490
Zhuzhou CRRC Times Electric Company, Ltd., Class A	1,804	13,712
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	84,172
Zijin Mining Group Company, Ltd., Class A	41,700	202,515
Zijin Mining Group Company, Ltd., H Shares	213,469	960,289
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	17,969
ZTE Corp., Class A	7,600	36,259
ZTE Corp., H Shares	25,887	73,162
ZTO Express Cayman, Inc.	15,400	379,039
		85,239,215
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Colombia - 0.0%
Grupo Cibest SA, ADR	3,847	$280,100
Czech Republic - 0.1%
CEZ AS	4,576	258,772
CSG NV (A)	7,136	192,513
Komercni banka AS	2,506	127,857
Moneta Money Bank AS (B)	9,000	78,451
		657,593
Denmark - 1.0%
A.P. Moller - Maersk A/S, Series A	99	242,404
A.P. Moller - Maersk A/S, Series B	134	334,716
Carlsberg A/S, Class B	3,454	431,227
Coloplast A/S, B Shares	4,442	302,584
Danske Bank A/S	24,190	1,192,145
Demant A/S (A)	3,300	100,002
DSV A/S	7,227	1,745,379
Genmab A/S (A)	2,266	610,282
Novo Nordisk A/S, Class B	114,915	4,205,253
Novonesis A/S, B Shares	12,367	734,738
Orsted A/S (A)(B)	18,546	459,922
Pandora A/S	2,888	206,417
ROCKWOOL A/S, B Shares	3,520	97,767
Tryg A/S	11,535	275,505
Vestas Wind Systems A/S	35,571	1,073,210
		12,011,551
Egypt - 0.0%
Commercial International Bank Egypt SAE	87,744	194,897
Eastern Company SAE	49,043	31,388
Talaat Moustafa Group	32,709	44,744
		271,029
Finland - 0.7%
Elisa OYJ	4,868	237,123
Fortum OYJ	16,798	429,573
Kesko OYJ, B Shares	9,739	216,288
Kone OYJ, B Shares	12,120	773,753
Metso OYJ	23,663	410,089
Neste OYJ	14,709	478,009
Nokia OYJ	187,311	1,502,619
Nordea Bank ABP	3,099	53,362
Nordea Bank ABP (Stockholm Stock Exchange)	108,931	1,868,485
Orion OYJ, Class B	3,780	305,526
Sampo OYJ, A Shares	86,409	923,743
Stora Enso OYJ, R Shares	20,482	240,519
UPM-Kymmene OYJ	18,718	585,871
Wartsila OYJ ABP	17,716	659,888
		8,684,848
France - 5.9%
Accor SA	6,830	327,590
Aeroports de Paris SA	1,190	145,380
Air Liquide SA	20,625	4,263,176
Airbus SE	21,188	4,006,094
Alstom SA (A)	12,620	360,911
Amundi SA (B)	2,060	177,033
AXA SA	61,152	2,810,041
Ayvens SA (B)	12,586	148,391
BioMerieux	1,432	152,987
BNP Paribas SA	35,863	3,416,455
Bollore SE	24,915	142,465
Bouygues SA	6,976	404,308
Bureau Veritas SA	12,146	363,549
Capgemini SE	5,384	635,307
Carrefour SA	21,018	389,168

73

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Cie de Saint-Gobain SA	16,016	$1,326,041
Cie Generale des Etablissements Michelin SCA	23,832	816,462
Covivio SA	1,990	118,930
Credit Agricole SA	38,090	710,928
Danone SA	22,899	1,829,802
Dassault Aviation SA	697	259,426
Dassault Systemes SE	23,899	483,820
Eiffage SA	2,589	397,071
Engie SA	65,128	2,098,919
EssilorLuxottica SA	10,745	2,503,867
Gecina SA	1,546	121,982
Getlink SE	10,201	220,127
Hermes International SCA	1,129	2,138,732
Ipsen SA	1,268	236,970
Kering SA	2,611	792,869
Klepierre SA	8,046	302,066
Legrand SA	9,260	1,438,590
L'Oreal SA	8,574	3,500,699
LVMH Moet Hennessy Louis Vuitton SE	8,879	4,853,722
Orange SA	66,397	1,361,348
Pernod Ricard SA	7,172	533,326
Publicis Groupe SA	8,062	667,291
Renault SA	6,965	238,788
Rexel SA	7,770	307,895
Safran SA	12,840	4,201,645
Sanofi SA	39,001	3,766,335
Sartorius Stedim Biotech	1,029	200,411
Schneider Electric SE	18,940	5,158,932
Schneider Electric SE (Euronext London Exchange)	623	168,091
Societe Generale SA	24,848	1,814,332
Sodexo SA	3,211	164,828
Thales SA	3,332	977,097
TotalEnergies SE	70,860	6,503,143
Unibail-Rodamco-Westfield (A)	4,347	479,587
Veolia Environnement SA	22,469	855,758
Vinci SA	17,653	2,649,713
		71,942,398
Germany - 5.2%
adidas AG	6,053	979,723
Allianz SE	13,645	5,762,561
BASF SE	31,826	1,960,184
Bayer AG	35,031	1,621,179
Bayerische Motoren Werke AG	10,011	926,089
Beiersdorf AG	3,535	317,753
Brenntag SE	4,572	309,701
Commerzbank AG	26,150	953,938
Continental AG	4,004	279,509
CTS Eventim AG & Company KGaA	2,198	128,739
Daimler Truck Holding AG	17,301	852,006
Delivery Hero SE (A)(B)	6,759	125,591
Deutsche Bank AG	65,997	1,964,085
Deutsche Boerse AG	6,714	1,966,844
Deutsche Lufthansa AG	20,091	171,091
Deutsche Telekom AG	131,267	4,899,336
DHL Group	33,971	1,790,515
E.ON SE	80,057	1,753,374
Evonik Industries AG	9,028	177,154
Fresenius Medical Care AG	7,738	350,669
Fresenius SE & Company KGaA	15,063	781,709
GEA Group AG	5,625	403,414
Hannover Rueck SE	2,124	667,790
Heidelberg Materials AG	4,810	1,015,090
Henkel AG & Company KGaA	3,543	254,496
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Hensoldt AG	2,267	$201,198
HOCHTIEF AG	555	252,455
Infineon Technologies AG	46,567	2,112,574
Knorr-Bremse AG	2,587	295,571
LEG Immobilien SE	2,553	166,767
Mercedes-Benz Group AG	25,751	1,582,738
Merck KGaA	4,533	575,937
MTU Aero Engines AG	1,919	700,090
Muenchener Rueckversicherungs-Gesellschaft AG	4,662	2,944,259
Nemetschek SE	2,010	150,469
Rational AG	172	126,188
Rheinmetall AG	1,638	2,762,968
RWE AG	22,545	1,516,808
SAP SE	37,259	6,352,040
Scout24 SE (B)	2,729	210,566
Siemens AG	27,118	6,606,900
Siemens Energy AG	27,653	4,768,767
Siemens Healthineers AG (B)	11,899	507,686
Symrise AG	4,743	405,015
Talanx AG	2,354	292,102
Vonovia SE	27,239	681,317
Zalando SE (A)(B)	7,664	187,238
		63,812,193
Greece - 0.2%
Alpha Bank SA	82,858	307,348
Eurobank SA	91,237	365,318
FF Group (A)(D)	1,869	0
Hellenic Telecommunications Organization SA	5,794	109,502
JUMBO SA	3,913	99,703
National Bank of Greece SA	31,216	482,223
Piraeus Bank SA (A)	39,690	326,095
Public Power Corp. SA	6,989	146,118
		1,836,307
Hong Kong - 1.6%
AIA Group, Ltd.	374,800	4,164,524
Alibaba Health Information Technology, Ltd. (A)	194,000	116,985
Beijing Enterprises Holdings, Ltd.	19,786	75,646
BOC Hong Kong Holdings, Ltd.	132,328	730,054
Bosideng International Holdings, Ltd.	182,000	93,681
C&D International Investment Group, Ltd.	27,256	44,093
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	428,695	0
China Gas Holdings, Ltd.	106,663	97,466
China Merchants Port Holdings Company, Ltd.	52,898	99,259
China Overseas Land & Investment, Ltd.	131,382	195,929
China Power International Development, Ltd.	185,000	74,908
China Resources Beer Holdings Company, Ltd.	55,979	185,260
China Resources Gas Group, Ltd.	30,000	73,100
China Resources Land, Ltd.	110,964	411,269
China Resources Power Holdings Company, Ltd.	76,244	178,107
China Ruyi Holdings, Ltd. (A)	420,000	82,197
China State Construction International Holdings, Ltd.	71,250	75,878
China Taiping Insurance Holdings Company, Ltd.	60,500	159,766
Chow Tai Fook Jewellery Group, Ltd.	80,800	113,571
CK Asset Holdings, Ltd.	68,546	392,206

74

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CK Hutchison Holdings, Ltd.	94,163	$722,797
CK Infrastructure Holdings, Ltd.	21,272	170,584
CLP Holdings, Ltd.	58,900	554,537
Far East Horizon, Ltd.	86,000	77,750
Futu Holdings, Ltd., ADR (A)	2,200	300,872
Galaxy Entertainment Group, Ltd.	68,000	307,352
GCL Technology Holdings, Ltd. (A)	759,000	84,305
Geely Automobile Holdings, Ltd.	233,000	631,010
Guangdong Investment, Ltd.	99,220	99,378
Henderson Land Development Company, Ltd.	55,324	205,540
HKT Trust & HKT, Ltd.	145,233	226,955
Hong Kong & China Gas Company, Ltd.	404,091	367,582
Hong Kong Exchanges & Clearing, Ltd.	42,714	2,154,835
Hongkong Land Holdings, Ltd.	37,200	289,899
Jardine Matheson Holdings, Ltd.	5,900	424,111
Kunlun Energy Company, Ltd.	134,000	122,442
Link REIT	90,646	420,127
MTR Corp., Ltd.	59,022	241,870
NetEase Cloud Music, Inc. (A)(B)	3,100	51,500
Orient Overseas International, Ltd.	4,500	80,255
Pony AI, Inc., Class A (A)	6,900	61,209
Power Assets Holdings, Ltd.	49,582	386,837
Prudential PLC	92,854	1,290,951
Sino Biopharmaceutical, Ltd.	346,500	263,243
Sino Land Company, Ltd.	138,789	203,693
SITC International Holdings Company, Ltd.	52,000	227,683
Sun Hung Kai Properties, Ltd.	51,130	851,357
Swire Pacific, Ltd., Class A	14,663	160,263
Techtronic Industries Company, Ltd.	51,500	683,932
The Wharf Holdings, Ltd.	37,000	102,471
Want Want China Holdings, Ltd.	163,000	96,455
WH Group, Ltd. (B)	297,343	390,838
Wharf Real Estate Investment Company, Ltd.	62,876	182,978
Zijin Gold International Company, Ltd. (A)	7,600	172,967
		19,972,477
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	15,526	186,007
OTP Bank NYRT	8,008	858,681
Richter Gedeon NYRT	4,794	170,801
		1,215,489
India - 3.8%
ABB India, Ltd.	1,809	114,997
Adani Enterprises, Ltd.	5,762	107,756
Adani Enterprises, Ltd., Partly Paid Rights (A)	691	12,813
Adani Ports & Special Economic Zone, Ltd.	19,257	269,246
Adani Power, Ltd. (A)	101,525	161,440
Aditya Birla Capital, Ltd. (A)	28,017	88,263
Alkem Laboratories, Ltd.	1,469	82,364
Ambuja Cements, Ltd.	21,958	93,699
APL Apollo Tubes, Ltd.	6,432	133,388
Apollo Hospitals Enterprise, Ltd.	3,848	307,298
Ashok Leyland, Ltd.	99,152	163,054
Asian Paints, Ltd.	13,278	306,624
Astral, Ltd.	4,648	79,008
AU Small Finance Bank, Ltd. (B)	19,729	176,435
Aurobindo Pharma, Ltd.	9,153	126,963
Avenue Supermarts, Ltd. (A)(B)	5,630	239,573
Axis Bank, Ltd.	81,732	1,018,457
Bajaj Auto, Ltd.	2,390	222,788
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Bajaj Finance, Ltd.	99,470	$851,611
Bajaj Finserv, Ltd.	13,664	237,809
Bajaj Holdings & Investment, Ltd.	912	85,213
Balkrishna Industries, Ltd.	2,611	57,865
Bank of Baroda	35,251	92,741
Bharat Electronics, Ltd.	130,326	559,020
Bharat Forge, Ltd.	8,648	155,861
Bharat Heavy Electricals, Ltd.	35,988	94,145
Bharat Petroleum Corp., Ltd.	51,282	153,948
Bharti Airtel, Ltd.	91,497	1,745,386
Bosch, Ltd.	260	79,342
Britannia Industries, Ltd.	3,751	214,985
BSE, Ltd.	6,984	201,143
Canara Bank	63,900	84,322
CG Power & Industrial Solutions, Ltd.	25,283	175,777
Cholamandalam Investment and Finance Company, Ltd.	14,529	209,457
Cipla, Ltd.	19,879	258,566
Coal India, Ltd.	64,781	309,484
Colgate-Palmolive India, Ltd.	4,685	89,064
Coromandel International, Ltd.	4,202	85,894
Cummins India, Ltd.	4,680	221,881
Dabur India, Ltd.	21,327	92,664
Divi's Laboratories, Ltd.	4,260	269,759
Dixon Technologies India, Ltd.	1,289	133,043
DLF, Ltd.	25,583	137,446
Dr. Reddy's Laboratories, Ltd.	1,570	20,994
Dr. Reddy's Laboratories, Ltd., ADR	18,540	256,779
Eicher Motors, Ltd.	4,712	330,729
Eternal, Ltd. (A)	86,090	212,004
Fortis Healthcare, Ltd.	16,292	139,168
FSN E-Commerce Ventures, Ltd. (A)	40,782	103,037
GAIL India, Ltd.	3,491	5,120
GAIL India, Ltd., GDR	12,953	123,561
GE Vernova T&D India, Ltd.	4,196	163,674
GMR Airports, Ltd. (A)	83,177	74,449
Godrej Consumer Products, Ltd.	14,095	149,165
Godrej Properties, Ltd. (A)	5,627	88,025
Grasim Industries, Ltd.	9,706	261,674
Havells India, Ltd.	8,636	109,002
HCL Technologies, Ltd.	33,867	488,709
HDFC Asset Management Company, Ltd. (B)	6,620	155,346
HDFC Bank, Ltd.	406,214	3,196,897
HDFC Life Insurance Company, Ltd. (B)	33,493	211,320
Hero MotoCorp, Ltd.	4,132	223,220
Hindalco Industries, Ltd.	48,079	456,482
Hindustan Aeronautics, Ltd.	7,067	261,761
Hindustan Petroleum Corp., Ltd.	34,143	121,637
Hindustan Unilever, Ltd.	28,966	631,847
Hitachi Energy India, Ltd.	477	124,043
Hyundai Motor India, Ltd.	5,657	107,179
ICICI Bank, Ltd.	103,117	1,330,215
ICICI Bank, Ltd., ADR	42,418	1,098,626
ICICI Lombard General Insurance Company, Ltd. (B)	8,129	147,821
ICICI Prudential Life Insurance Company, Ltd. (B)	11,948	64,805
IDFC First Bank, Ltd.	119,836	75,005
Indian Oil Corp., Ltd.	97,345	140,470
Indus Towers, Ltd. (A)	47,036	208,074
IndusInd Bank, Ltd. (A)	20,069	161,098
Info Edge India, Ltd.	12,707	130,806
Infosys, Ltd.	4,209	56,643
Infosys, Ltd., ADR (E)	120,034	1,621,659

75

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
InterGlobe Aviation, Ltd. (B)	6,756	$285,645
ITC, Ltd.	107,095	328,162
Jindal Stainless, Ltd.	11,602	87,642
Jindal Steel, Ltd.	15,135	179,277
Jio Financial Services, Ltd.	102,813	245,956
JSW Energy, Ltd.	15,581	78,135
JSW Steel, Ltd.	21,158	251,970
Jubilant Foodworks, Ltd.	13,701	63,777
Kalyan Jewellers India, Ltd.	14,477	58,198
Kotak Mahindra Bank, Ltd.	192,560	724,041
L&T Finance, Ltd.	31,258	80,277
Larsen & Toubro, Ltd.	24,028	893,536
Lodha Developers, Ltd. (B)	10,508	76,182
LTIMindtree, Ltd. (B)	2,498	107,951
Lupin, Ltd.	8,964	221,660
Mahindra & Mahindra, Ltd.	3,736	117,550
Mahindra & Mahindra, Ltd., GDR	29,450	974,942
Mankind Pharma, Ltd.	4,645	99,352
Marico, Ltd.	17,795	138,158
Maruti Suzuki India, Ltd.	4,407	575,391
Max Healthcare Institute, Ltd.	26,906	275,418
Mphasis, Ltd.	3,967	87,775
MRF, Ltd.	80	109,391
Muthoot Finance, Ltd.	4,018	136,207
Nestle India, Ltd.	23,356	291,455
NHPC, Ltd.	106,146	82,708
NMDC, Ltd.	106,008	86,303
NTPC, Ltd.	153,697	605,022
Oberoi Realty, Ltd.	4,466	67,322
Oil & Natural Gas Corp., Ltd.	110,780	334,041
Oil India, Ltd.	17,099	85,031
One 97 Communications, Ltd. (A)	12,810	129,732
Oracle Financial Services Software, Ltd.	760	54,318
Page Industries, Ltd.	212	72,681
PB Fintech, Ltd. (A)	12,509	189,651
Persistent Systems, Ltd.	3,957	206,579
Petronet LNG, Ltd.	25,955	68,040
PI Industries, Ltd.	2,778	80,431
Pidilite Industries, Ltd.	10,508	143,383
Polycab India, Ltd.	1,852	135,259
Power Finance Corp., Ltd.	51,161	206,800
Power Grid Corp. of India, Ltd.	163,799	515,164
Prestige Estates Projects, Ltd.	6,144	73,737
Punjab National Bank	75,867	81,474
Rail Vikas Nigam, Ltd.	18,264	48,655
REC, Ltd.	45,358	147,790
Reliance Industries, Ltd.	47,488	685,188
Reliance Industries, Ltd., GDR (B)	42,453	2,495,876
Samvardhana Motherson International, Ltd.	174,754	196,173
SBI Cards & Payment Services, Ltd.	9,870	66,710
SBI Life Insurance Company, Ltd. (B)	16,080	304,632
Shree Cement, Ltd.	305	74,510
Shriram Finance, Ltd.	50,288	466,369
Siemens Energy India, Ltd.	2,842	78,368
Siemens, Ltd. (A)	3,067	95,666
Solar Industries India, Ltd.	956	122,105
SRF, Ltd.	4,927	128,044
State Bank of India	6,732	70,309
State Bank of India, GDR (E)	5,914	629,274
Sun Pharmaceutical Industries, Ltd.	34,222	641,810
Sundaram Finance, Ltd.	2,348	109,067
Supreme Industries, Ltd.	2,145	85,718
Suzlon Energy, Ltd. (A)	335,422	142,337
Swiggy, Ltd. (A)	49,245	138,198
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Tata Communications, Ltd.	3,897	$55,700
Tata Consultancy Services, Ltd.	32,254	814,277
Tata Consumer Products, Ltd.	20,545	220,671
Tata Motors Passenger Vehicles, Ltd.	72,198	229,334
Tata Motors, Ltd. (A)	72,198	307,723
Tata Steel, Ltd.	26,136	53,549
Tata Steel, Ltd., GDR	23,852	505,940
Tech Mahindra, Ltd.	18,580	282,116
The Indian Hotels Company, Ltd.	30,454	185,742
The Phoenix Mills, Ltd.	6,924	110,511
The Tata Power Company, Ltd.	57,820	232,794
Titan Company, Ltd.	12,663	532,419
Torrent Pharmaceuticals, Ltd.	4,375	195,223
Torrent Power, Ltd.	5,925	82,383
Trent, Ltd.	6,465	227,888
Tube Investments of India, Ltd.	3,625	96,674
TVS Motor Company, Ltd.	8,184	293,782
UltraTech Cement, Ltd.	3,177	364,731
UltraTech Cement, Ltd., GDR	1,026	116,231
Union Bank of India, Ltd.	51,073	89,432
United Spirits, Ltd.	10,125	131,039
UPL, Ltd.	17,111	103,895
Varun Beverages, Ltd.	47,086	192,546
Vedanta, Ltd.	47,644	336,192
Vishal Mega Mart, Ltd. (A)	74,851	84,385
Vodafone Idea, Ltd. (A)	832,452	75,563
Voltas, Ltd.	7,546	102,780
WAAREE Energies, Ltd.	3,075	102,116
Wipro, Ltd.	2,274	4,563
Wipro, Ltd., ADR (E)	88,126	186,827
Yes Bank, Ltd. (A)	506,651	93,212
Zydus Lifesciences, Ltd.	8,814	82,792
		46,277,189
Indonesia - 0.3%
Amman Mineral Internasional PT (A)	517,500	149,493
Astra International Tbk PT	721,800	266,462
Bank Central Asia Tbk PT	1,978,100	764,102
Bank Mandiri Persero Tbk PT	1,309,248	367,509
Bank Negara Indonesia Persero Tbk PT	553,000	123,493
Bank Rakyat Indonesia Persero Tbk PT	2,431,948	485,954
Barito Pacific Tbk PT (A)	733,695	58,935
Barito Renewables Energy Tbk PT (A)	264,400	82,537
Bumi Resources Minerals Tbk PT (A)	1,800,700	78,729
Chandra Asri Pacific Tbk PT	308,500	86,676
Charoen Pokphand Indonesia Tbk PT	276,000	66,240
Dian Swastatika Sentosa Tbk PT (A)	34,350	133,625
GoTo Gojek Tokopedia Tbk PT (A)	31,738,300	95,531
Petrindo Jaya Kreasi Tbk PT (A)	802,300	49,951
Sumber Alfaria Trijaya Tbk PT	655,300	57,505
Telkom Indonesia Persero Tbk PT	1,699,700	307,309
Telkom Indonesia Persero Tbk PT, ADR	358	6,687
United Tractors Tbk PT	55,279	101,088
		3,281,826
Ireland - 0.6%
AerCap Holdings NV	6,200	850,516
AIB Group PLC	74,725	797,701
Bank of Ireland Group PLC	36,548	663,102
Experian PLC	32,652	1,129,572
Kerry Group PLC, Class A	544	43,313
Kerry Group PLC, Class A (London Stock Exchange)	5,260	414,864
Kingspan Group PLC	226	19,325
Kingspan Group PLC (London Stock Exchange) (A)	5,232	452,240
PDD Holdings, Inc., ADR (A)	25,300	2,585,154

76

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Ryanair Holdings PLC	30,317	$853,484
		7,809,271
Israel - 0.7%
Azrieli Group, Ltd.	1,424	191,018
Bank Hapoalim BM	44,745	1,050,836
Bank Leumi Le-Israel BM	52,174	1,166,758
Check Point Software Technologies, Ltd. (A)	3,116	445,121
CyberArk Software, Ltd. (A)	1,700	76,500
Elbit Systems, Ltd.	994	838,053
ICL Group, Ltd.	27,153	140,142
Isracard, Ltd.	1	2
Israel Discount Bank, Ltd., Class A	44,642	450,784
Mizrahi Tefahot Bank, Ltd.	5,543	405,064
Monday.com, Ltd. (A)	1,400	96,754
Nice, Ltd. (A)	2,200	242,899
Nova, Ltd. (A)	1,046	461,922
Teva Pharmaceutical Industries, Ltd. (A)	30,507	915,283
Teva Pharmaceutical Industries, Ltd., ADR (A)	10,400	313,248
The Phoenix Holdings, Ltd.	8,063	430,516
Tower Semiconductor, Ltd. (A)	4,015	710,155
		7,935,055
Italy - 1.9%
Banca Mediolanum SpA	7,974	161,564
Banca Monte dei Paschi di Siena SpA	68,785	600,188
Banco BPM SpA	39,464	548,966
BPER Banca SpA	52,183	683,872
Buzzi SpA	2,536	128,213
Davide Campari-Milano NV	21,368	152,668
Enel SpA	290,019	3,170,743
Eni SpA	72,987	2,075,306
Ferrari NV	4,495	1,525,178
FinecoBank SpA	22,046	490,498
Generali	30,416	1,223,687
Intesa Sanpaolo SpA	508,240	3,073,792
Italgas SpA	21,744	253,297
Leonardo SpA	14,406	979,893
Moncler SpA	8,302	499,854
Poste Italiane SpA (B)	16,613	391,051
Prysmian SpA	10,020	1,183,278
Recordati Industria Chimica e Farmaceutica SpA	4,175	239,056
Snam SpA	70,720	535,737
Telecom Italia SpA (A)	387,741	272,236
Telecom Italia SpA, Savings Shares (A)	215,078	177,630
Terna - Rete Elettrica Nazionale	49,344	564,370
UniCredit SpA	49,989	3,586,417
Unipol Assicurazioni SpA	13,849	321,716
		22,839,210
Japan - 13.7%
Advantest Corp.	27,300	3,767,581
Aeon Company, Ltd.	79,500	950,497
AGC, Inc.	7,300	258,621
Aisin Corp.	19,100	269,083
Ajinomoto Company, Inc.	33,000	932,951
ANA Holdings, Inc.	5,300	94,919
Asahi Group Holdings, Ltd.	54,300	542,165
Asahi Kasei Corp.	46,300	453,021
Asics Corp.	24,900	669,439
Astellas Pharma, Inc.	64,600	1,053,097
Bandai Namco Holdings, Inc.	20,997	518,004
Bridgestone Corp.	40,200	837,698
Canon, Inc.	30,900	857,393
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Capcom Company, Ltd.	12,000	$253,583
Central Japan Railway Company	27,200	707,232
Chubu Electric Power Company, Inc.	24,300	400,632
Chugai Pharmaceutical Company, Ltd.	23,800	1,312,533
Dai Nippon Printing Company, Ltd.	14,000	255,080
Daifuku Company, Ltd.	11,700	413,116
Dai-ichi Life Holdings, Inc.	128,700	1,186,870
Daiichi Sankyo Company, Ltd.	64,200	1,148,581
Daikin Industries, Ltd.	9,400	1,127,500
Daito Trust Construction Company, Ltd.	10,000	234,342
Daiwa House Industry Company, Ltd.	20,800	652,557
Daiwa Securities Group, Inc.	47,000	445,343
Denso Corp.	62,300	781,122
Disco Corp.	3,300	1,345,024
East Japan Railway Company	34,400	786,778
Ebara Corp.	16,500	467,084
Eisai Company, Ltd.	9,600	300,545
ENEOS Holdings, Inc.	98,411	886,696
FANUC Corp.	33,400	1,164,221
Fast Retailing Company, Ltd.	6,800	2,686,722
Fuji Electric Company, Ltd.	5,100	357,266
FUJIFILM Holdings Corp.	39,900	760,320
Fujikura, Ltd.	54,000	1,485,109
Fujitsu, Ltd.	62,600	1,280,211
Hankyu Hanshin Holdings, Inc.	8,400	242,886
Hikari Tsushin, Inc.	600	152,647
Hitachi, Ltd.	163,500	4,796,352
Honda Motor Company, Ltd.	131,900	1,067,542
Hoya Corp.	12,300	2,132,332
Hulic Company, Ltd.	15,600	181,842
Ibiden Company, Ltd.	8,500	425,344
Idemitsu Kosan Company, Ltd.	30,730	301,692
IHI Corp.	36,400	751,041
Inpex Corp.	30,900	914,006
Isuzu Motors, Ltd.	19,800	285,135
ITOCHU Corp.	212,000	2,696,742
Japan Airlines Company, Ltd.	4,700	76,734
Japan Exchange Group, Inc.	35,900	419,239
Japan Post Bank Company, Ltd.	64,300	1,048,747
Japan Post Holdings Company, Ltd.	63,600	734,354
Japan Post Insurance Company, Ltd.	19,200	193,643
Japan Tobacco, Inc.	42,500	1,630,464
JFE Holdings, Inc.	19,800	231,804
JX Advanced Metals Corp.	19,900	441,060
Kajima Corp.	15,100	576,044
Kao Corp.	16,600	648,712
Kawasaki Heavy Industries, Ltd.	27,000	507,793
Kawasaki Kisen Kaisha, Ltd.	14,100	238,158
KDDI Corp.	104,600	1,780,996
Keyence Corp.	6,896	2,454,336
Kikkoman Corp.	23,100	209,719
Kioxia Holdings Corp. (A)	6,700	875,021
Kirin Holdings Company, Ltd.	27,200	432,648
Komatsu, Ltd.	33,900	1,349,917
Konami Group Corp.	3,600	443,621
Kubota Corp.	35,000	560,882
Kyocera Corp.	45,000	690,009
Kyowa Kirin Company, Ltd.	9,473	155,036
Lasertec Corp.	2,800	623,206
LY Corp.	99,300	239,425
M3, Inc.	16,200	166,283
Makita Corp.	8,700	285,937
Marubeni Corp.	50,200	1,836,413
MatsukiyoCocokara & Company	11,700	186,877
MINEBEA MITSUMI, Inc.	12,500	207,564

77

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Chemical Group Corp.	46,900	$274,183
Mitsubishi Corp.	114,800	3,938,325
Mitsubishi Electric Corp.	67,400	2,204,457
Mitsubishi Estate Company, Ltd.	37,900	1,051,969
Mitsubishi HC Capital, Inc.	32,100	288,035
Mitsubishi Heavy Industries, Ltd.	114,300	3,140,582
Mitsubishi UFJ Financial Group, Inc.	405,100	6,859,931
Mitsui & Company, Ltd.	88,100	3,405,298
Mitsui Fudosan Company, Ltd.	94,100	1,003,147
Mitsui OSK Lines, Ltd. (E)	12,000	498,729
Mizuho Financial Group, Inc.	88,810	3,595,362
MonotaRO Company, Ltd.	9,000	97,556
MS&AD Insurance Group Holdings, Inc.	45,900	1,197,787
Murata Manufacturing Company, Ltd.	59,500	1,335,014
NEC Corp.	46,200	1,149,598
Nexon Company, Ltd.	13,200	248,644
Nidec Corp. (A)	29,200	370,788
Nintendo Company, Ltd.	39,400	2,249,174
Nippon Building Fund, Inc.	280	235,110
Nippon Paint Holdings Company, Ltd.	33,800	211,944
Nippon Sanso Holdings Corp.	6,500	230,479
Nippon Steel Corp. (E)	173,000	637,945
Nippon Yusen KK (E)	15,400	565,715
Nissan Motor Company, Ltd. (A)	75,800	164,286
Nitori Holdings Company, Ltd.	14,000	222,425
Nitto Denko Corp.	25,000	500,106
Nomura Holdings, Inc.	105,900	833,860
Nomura Research Institute, Ltd.	13,346	365,248
NTT, Inc.	1,065,500	1,065,996
Obayashi Corp.	22,500	544,961
Obic Company, Ltd.	11,700	284,109
Olympus Corp.	40,500	385,857
Oracle Corp. Japan	1,500	81,665
Oriental Land Company, Ltd.	38,300	651,858
ORIX Corp.	41,100	1,219,492
Osaka Gas Company, Ltd.	13,200	534,660
Otsuka Corp.	7,600	145,500
Otsuka Holdings Company, Ltd.	15,600	1,107,145
Pan Pacific International Holdings Corp.	67,000	408,717
Panasonic Holdings Corp.	82,100	1,376,928
Rakuten Group, Inc. (A)	52,800	246,816
Recruit Holdings Company, Ltd.	50,200	2,187,211
Renesas Electronics Corp.	63,400	906,444
Resona Holdings, Inc.	73,400	837,329
Ryohin Keikaku Company, Ltd.	18,000	384,113
Sanrio Company, Ltd.	32,000	198,952
SBI Holdings, Inc.	20,026	370,808
SCREEN Holdings Company, Ltd.	5,600	333,629
Secom Company, Ltd.	14,800	563,744
Seibu Holdings, Inc.	7,100	198,365
Sekisui Chemical Company, Ltd.	13,400	224,968
Sekisui House, Ltd.	21,400	479,511
Seven & i Holdings Company, Ltd.	74,300	999,308
Shimadzu Corp.	8,000	190,103
Shimano, Inc.	2,700	281,888
Shimizu Corp.	17,900	321,146
Shin-Etsu Chemical Company, Ltd.	60,200	2,451,270
Shionogi & Company, Ltd.	26,400	583,993
Shiseido Company, Ltd.	14,000	286,023
SMC Corp.	2,100	825,926
SoftBank Corp.	1,020,800	1,365,956
SoftBank Group Corp.	136,400	3,321,306
Sompo Holdings, Inc.	31,600	1,230,132
Sony Financial Group, Inc. (E)	219,300	200,891
Sony Group Corp.	219,400	4,572,892
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Subaru Corp.	20,800	$335,117
Sumitomo Corp.	38,900	1,455,601
Sumitomo Electric Industries, Ltd.	25,800	1,465,957
Sumitomo Metal Mining Company, Ltd.	9,200	535,469
Sumitomo Mitsui Financial Group, Inc.	130,800	4,300,744
Sumitomo Mitsui Trust Group, Inc.	23,100	735,888
Sumitomo Realty & Development Company, Ltd.	22,000	624,268
Suntory Beverage & Food, Ltd.	5,000	141,200
Suzuki Motor Corp.	55,100	671,599
Sysmex Corp.	18,000	156,976
T&D Holdings, Inc.	16,900	432,886
Taisei Corp.	5,200	538,729
Takeda Pharmaceutical Company, Ltd.	56,776	2,090,939
TDK Corp.	69,300	900,226
Terumo Corp.	47,000	631,433
The Chiba Bank, Ltd.	21,600	279,602
The Kansai Electric Power Company, Inc.	32,900	546,998
TIS, Inc.	7,800	166,775
Toho Company, Ltd.	20,335	212,881
Tokio Marine Holdings, Inc.	65,500	3,074,631
Tokyo Electron, Ltd.	16,000	3,975,215
Tokyo Gas Company, Ltd.	10,900	513,347
Tokyu Corp.	17,900	211,293
TOPPAN Holdings, Inc.	8,300	218,910
Toray Industries, Inc.	50,800	361,829
Toyota Industries Corp. (A)	1,200	155,184
Toyota Motor Corp.	338,100	7,028,197
Toyota Tsusho Corp.	24,600	953,416
Tsuruha Holdings, Inc.	8,500	133,381
Unicharm Corp.	40,500	238,548
West Japan Railway Company	16,200	320,768
Yamaha Motor Company, Ltd.	31,500	227,569
Yokogawa Electric Corp.	7,886	243,707
Yokohama Financial Group, Inc.	39,100	349,014
Zensho Holdings Company, Ltd.	3,400	198,501
ZOZO, Inc.	14,400	100,842
		167,608,088
Luxembourg - 0.2%
Allwyn AG	7,073	106,989
ArcelorMittal SA	16,521	856,808
CVC Capital Partners PLC (B)	7,461	97,406
Eurofins Scientific SE	4,023	293,556
Reinet Investments SCA	5,229	169,899
Tenaris SA	13,387	391,335
Zabka Group SA (A)	14,315	85,671
		2,001,664
Macau - 0.0%
Sands China, Ltd.	82,400	175,622
Malaysia - 0.4%
AMMB Holdings BHD	80,487	131,605
Axiata Group BHD	101,690	55,759
CELCOMDIGI BHD	124,000	91,008
CIMB Group Holdings BHD	288,828	541,788
Gamuda BHD	168,617	156,573
Hong Leong Bank BHD	23,269	126,462
IHH Healthcare BHD	75,900	168,988
IOI Corp. BHD	81,966	85,807
Kuala Lumpur Kepong BHD	18,132	96,774
Malayan Banking BHD	215,514	606,603
Maxis BHD	82,800	73,793
MISC BHD	45,780	96,064
Mr. D.I.Y Group M BHD (B)	115,950	44,048

78

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Nestle Malaysia BHD	2,800	$68,836
Petronas Chemicals Group BHD	99,800	150,035
Petronas Dagangan BHD	12,200	65,970
Petronas Gas BHD	27,300	121,330
Press Metal Aluminium Holdings BHD	130,600	259,716
Public Bank BHD	510,590	592,841
QL Resources BHD	52,700	48,336
RHB Bank BHD	62,165	130,043
SD Guthrie BHD	70,286	105,294
Sunway BHD	97,100	116,315
Telekom Malaysia BHD	43,415	76,221
Tenaga Nasional BHD	101,250	348,736
YTL Corp. BHD	113,900	48,069
YTL Power International BHD	108,500	81,079
		4,488,093
Mexico - 0.7%
America Movil SAB de CV, Series B	657,032	835,449
Arca Continental SAB de CV	17,800	205,033
Cemex SAB de CV, Series CPO	540,349	618,644
Coca-Cola Femsa SAB de CV	18,112	176,370
Fibra Uno Administracion SA de CV	101,500	165,816
Fomento Economico Mexicano SAB de CV	61,420	680,716
Fresnillo PLC	7,889	349,686
Gruma SAB de CV, Class B	6,020	110,203
Grupo Aeroportuario del Centro Norte SAB de CV	9,800	140,584
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,200	349,735
Grupo Aeroportuario del Sureste SAB de CV, B Shares	6,560	221,217
Grupo Bimbo SAB de CV, Series A	44,984	150,666
Grupo Carso SAB de CV, Series A1	19,322	145,085
Grupo Comercial Chedraui SA de CV	10,100	59,119
Grupo Financiero Banorte SAB de CV, Series O	91,362	1,011,644
Grupo Financiero Inbursa SAB de CV, Series O	63,138	159,122
Grupo Mexico SAB de CV, Series B	109,666	1,173,022
Industrias Penoles SAB de CV (A)	6,883	306,830
Kimberly-Clark de Mexico SAB de CV, Class A	52,378	124,026
Prologis Property Mexico SA de CV	40,568	177,093
Promotora y Operadora de Infraestructura SAB de CV	5,800	93,972
Sigma Foods SAB de CV	113,043	113,087
Wal-Mart de Mexico SAB de CV	186,588	608,392
		7,975,511
Netherlands - 3.3%
ABN AMRO Bank NV	20,808	659,634
Adyen NV (A)(B)	898	898,768
Aegon, Ltd.	46,032	336,644
Akzo Nobel NV	6,168	354,571
Argenx SE (A)	2,208	1,602,439
ASM International NV	1,671	1,266,545
ASML Holding NV	13,850	18,417,206
ASR Nederland NV	5,748	395,733
BE Semiconductor Industries NV	2,606	558,192
Euronext NV (B)	2,829	454,288
EXOR NV	3,503	268,148
Ferrovial SE	18,368	1,194,962
Heineken Holding NV	4,565	324,876
Heineken NV	10,270	789,955
ING Groep NV	107,820	2,798,661
JBS NV, BDR (A)	13,686	245,695
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
JDE Peet's NV	6,358	$234,953
Koninklijke Ahold Delhaize NV	31,479	1,469,476
Koninklijke KPN NV	139,041	774,966
Koninklijke Philips NV	27,488	751,862
Nebius Group NV (A)	7,600	788,576
NEPI Rockcastle NV (A)	22,555	182,246
NN Group NV	9,653	753,863
Prosus NV (A)	46,689	2,161,503
Qiagen NV	7,320	296,533
Randstad NV	3,735	97,483
Stellantis NV	37,873	273,732
Stellantis NV	34,423	248,330
The Magnum Ice Cream Company NV (London Stock Exchange) (A)	17,322	254,905
Universal Music Group NV	39,232	761,528
Wolters Kluwer NV	8,505	635,226
		40,251,499
New Zealand - 0.1%
Auckland International Airport, Ltd.	59,743	273,791
Contact Energy, Ltd.	28,583	151,988
Fisher & Paykel Healthcare Corp., Ltd.	20,719	449,260
Infratil, Ltd.	32,864	221,598
Meridian Energy, Ltd.	47,713	152,734
Xero, Ltd. (A)	5,874	310,440
		1,559,811
Norway - 0.4%
Aker BP ASA	10,753	397,527
DNB Bank ASA	31,611	989,065
Equinor ASA	27,369	1,166,039
Gjensidige Forsikring ASA	6,934	181,384
Kongsberg Gruppen ASA	15,685	669,424
Mowi ASA	16,933	385,121
Norsk Hydro ASA	48,185	513,575
Orkla ASA	24,150	303,919
Salmar ASA	2,325	136,124
Telenor ASA	21,695	382,778
Yara International ASA	5,667	331,261
		5,456,217
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	5,764	207,735
Credicorp, Ltd.	2,434	825,564
		1,033,299
Philippines - 0.1%
Ayala Corp.	8,920	74,566
Ayala Land, Inc.	253,800	67,867
Bank of the Philippine Islands	77,991	128,668
BDO Unibank, Inc.	85,293	160,467
International Container Terminal Services, Inc.	35,820	406,104
Jollibee Foods Corp.	18,900	55,311
Manila Electric Company	9,930	101,043
Metropolitan Bank & Trust Company	65,642	68,803
PLDT, Inc.	2,420	51,817
SM Investments Corp.	8,302	84,932
SM Prime Holdings, Inc.	348,244	117,747
		1,317,325
Poland - 0.4%
Allegro.eu SA (A)(B)	28,284	203,021
Asseco Poland SA	1,925	88,691
Bank Millennium SA (A)	21,629	95,860
Bank Polska Kasa Opieki SA	6,330	375,078
Budimex SA	455	81,805
CD Projekt SA	2,349	151,134

79

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Dino Polska SA (A)(B)	17,190	$155,355
InPost SA (A)	8,484	150,201
KGHM Polska Miedz SA (A)	4,931	360,259
LPP SA	42	254,665
mBank SA (A)	508	147,798
ORLEN SA	21,026	761,862
PGE Polska Grupa Energetyczna SA (A)	36,175	103,323
Powszechna Kasa Oszczednosci Bank Polski SA	31,391	742,522
Powszechny Zaklad Ubezpieczen SA	21,961	382,274
Santander Bank Polska SA	1,488	235,926
		4,289,774
Portugal - 0.1%
Banco Comercial Portugues SA	296,627	288,907
EDP SA	110,532	584,905
Galp Energia SGPS SA	16,011	383,907
Jeronimo Martins SGPS SA	9,675	231,343
		1,489,062
Russia - 0.0%
Gazprom PJSC, ADR (A)(D)	3,680	0
Gazprom PJSC, ADR (London Stock Exchange) (A)(D)	251,662	0
LUKOIL PJSC, ADR (A)(D)	23,756	0
MMC Norilsk Nickel PJSC, ADR (A)(D)	39,185	0
Mobile TeleSystems PJSC, ADR (A)(D)	20,264	0
Novatek PJSC, GDR (A)(D)	3,057	0
Rosneft Oil Company PJSC, GDR (A)(D)	30,000	0
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(D)	9,131	0
Sberbank of Russia PJSC, ADR (A)(D)	40,000	0
Sberbank of Russia PJSC, ADR (London Stock Exchange) (A)(D)	34,900	0
Severstal PAO, GDR (A)(D)	4,250	0
Surgutneftegas PJSC, ADR (A)(D)	22,274	0
Surgutneftegas PJSC, ADR (London Stock Exchange) (A)(D)	23,070	0
Tatneft PJSC, ADR (A)(D)	7,986	0
VTB Bank PJSC, GDR (A)(D)	50,760	0
		0
Saudi Arabia - 0.9%
ACWA Power Company (A)	5,400	250,443
Ades Holding Company	11,669	56,087
Al Rajhi Bank	69,890	1,992,334
Alinma Bank	43,373	335,875
Almarai Company JSC	17,058	198,697
Arab National Bank	31,564	181,234
Arabian Internet & Communications Services Company	812	42,574
Bank AlBilad	26,130	190,992
Bank Al-Jazira	22,318	70,349
Banque Saudi Fransi	42,947	229,101
Bupa Arabia for Cooperative Insurance Company	2,820	134,345
Dar Al Arkan Real Estate Development Company (A)	18,814	91,091
Dr Sulaiman Al Habib Medical Services Group Company	2,961	203,481
Elm Company	856	123,148
Etihad Etisalat Company	13,413	233,583
Jabal Omar Development Company (A)	20,618	88,209
Jarir Marketing Company	20,900	78,771
Makkah Construction & Development Company	3,494	79,103
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Mouwasat Medical Services Company	3,348	$64,904
Riyad Bank	53,160	421,101
SABIC Agri-Nutrients Company	7,973	306,191
SAL Saudi Logistics Services	1,284	57,202
Saudi Arabian Mining Company (A)	48,564	839,335
Saudi Arabian Oil Company (B)	215,731	1,561,719
Saudi Awwal Bank	35,311	352,922
Saudi Basic Industries Corp.	31,563	504,335
Saudi Energy Company	29,505	134,207
Saudi Tadawul Group Holding Company	1,623	60,098
Saudi Telecom Company	71,316	808,282
The Company for Cooperative Insurance	2,532	87,117
The Saudi Investment Bank	20,926	74,178
The Saudi National Bank	104,835	1,183,464
Yanbu National Petrochemical Company	9,666	90,753
		11,125,225
Singapore - 1.1%
BOC Aviation, Ltd. (B)	7,400	73,850
CapitaLand Ascendas REIT	139,902	270,004
CapitaLand Integrated Commercial Trust	212,140	380,422
CapitaLand Investment, Ltd.	78,802	167,738
DBS Group Holdings, Ltd.	75,989	3,381,520
Grab Holdings, Ltd., Class A (A)	82,400	301,584
Keppel, Ltd.	51,969	478,750
Oversea-Chinese Banking Corp., Ltd.	120,702	2,067,353
Sea, Ltd., ADR (A)	14,100	1,167,621
Sembcorp Industries, Ltd.	30,200	156,833
Singapore Airlines, Ltd.	56,350	290,580
Singapore Exchange, Ltd.	30,900	471,384
Singapore Technologies Engineering, Ltd.	56,800	482,075
Singapore Telecommunications, Ltd.	265,040	1,020,516
Trip.com Group, Ltd. (A)	22,150	1,094,625
United Overseas Bank, Ltd.	45,008	1,288,387
Wilmar International, Ltd.	72,000	216,315
		13,309,557
South Africa - 0.9%
Absa Group, Ltd.	29,798	429,237
Bid Corp., Ltd.	11,763	283,727
Capitec Bank Holdings, Ltd.	3,067	753,544
Clicks Group, Ltd.	8,355	143,900
Discovery, Ltd.	20,699	304,228
FirstRand, Ltd.	180,021	921,583
Gold Fields, Ltd.	32,013	1,471,063
Harmony Gold Mining Company, Ltd.	20,728	316,659
Impala Platinum Holdings, Ltd.	31,717	451,078
MTN Group, Ltd.	62,156	725,774
Naspers, Ltd., N Shares	27,870	1,441,631
Nedbank Group, Ltd.	16,333	258,436
Northam Platinum Holdings, Ltd.	12,848	262,160
OUTsurance Group, Ltd.	28,715	118,062
Pepkor Holdings, Ltd. (B)	125,200	168,322
Remgro, Ltd.	17,781	199,461
Sanlam, Ltd.	65,358	344,017
Sasol, Ltd. (A)	19,396	255,837
Shoprite Holdings, Ltd.	17,628	289,080
Sibanye Stillwater, Ltd.	101,005	310,032
Standard Bank Group, Ltd.	46,185	836,398
The Bidvest Group, Ltd.	11,986	161,183
Valterra Platinum, Ltd.	4,745	398,854
Valterra Platinum, Ltd. (London Stock Exchange)	4,636	380,912
Vodacom Group, Ltd.	21,952	188,030
		11,413,208

80

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea - 4.7%
Alteogen, Inc.	1,400	$317,542
Amorepacific Corp.	975	89,881
APR Corp.	784	178,885
Celltrion, Inc. (A)	5,357	716,351
DB Insurance Company, Ltd.	1,585	177,780
Doosan Company, Ltd.	265	192,448
Doosan Enerbility Company, Ltd. (A)	15,989	1,004,716
Ecopro BM Company, Ltd.	1,656	216,957
Ecopro Company, Ltd. (A)	3,633	350,746
Hana Financial Group, Inc.	10,253	747,411
Hanjin Kal Corp.	920	68,466
Hankook Tire & Technology Company, Ltd.	2,561	94,272
Hanmi Semiconductor Company, Ltd.	1,497	258,649
Hanwha Aerospace Company, Ltd.	1,221	1,041,155
Hanwha Ocean Company, Ltd. (A)	4,920	404,999
Hanwha Systems Company, Ltd.	2,695	211,020
HD Hyundai Company, Ltd.	1,555	260,789
HD Hyundai Electric Company, Ltd.	867	491,318
HD Hyundai Heavy Industries Company, Ltd.	1,299	416,096
HD Hyundai Marine Solution Company, Ltd.	475	58,651
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	1,463	339,076
HLB, Inc. (A)	4,042	135,144
HMM Company, Ltd.	9,425	123,490
HYBE Company, Ltd. (A)	858	173,941
Hyosung Heavy Industries Corp.	200	337,714
Hyundai Engineering & Construction Company, Ltd.	2,781	271,507
Hyundai Glovis Company, Ltd.	1,298	184,356
Hyundai Mobis Company, Ltd.	2,188	564,548
Hyundai Motor Company	4,858	1,496,557
Hyundai Rotem Company, Ltd.	2,681	308,733
Industrial Bank of Korea	9,540	137,801
Kakao Corp.	10,776	332,679
KakaoBank Corp.	5,704	92,942
KB Financial Group, Inc.	12,930	1,269,344
Kia Corp.	8,406	829,933
Korea Aerospace Industries, Ltd.	2,519	284,762
Korea Electric Power Corp.	7,018	199,524
Korea Electric Power Corp., ADR	4,277	60,947
Korea Investment Holdings Company, Ltd.	1,446	201,735
Korean Air Lines Company, Ltd.	6,728	108,529
Krafton, Inc. (A)	992	169,589
KT&G Corp.	3,672	394,860
LG Chem, Ltd.	1,733	354,224
LG Corp.	3,251	183,823
LG Display Company, Ltd. (A)	9,494	69,712
LG Display Company, Ltd., ADR (A)	2,454	9,522
LG Electronics, Inc.	3,973	288,042
LG Energy Solution, Ltd. (A)	1,620	443,185
LG Uplus Corp.	9,062	94,242
LIG Nex1 Company, Ltd.	471	194,358
LS Electric Company, Ltd.	526	262,914
Meritz Financial Group, Inc. (A)	2,640	200,192
Mirae Asset Securities Company, Ltd.	7,136	302,413
NAVER Corp.	5,085	692,315
NH Investment & Securities Company, Ltd.	5,165	105,073
POSCO Future M Company, Ltd.	1,184	163,560
POSCO Holdings, Inc.	2,599	585,198
POSCO International Corp.	1,782	84,115
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Biologics Company, Ltd. (A)(B)	412	$422,245
Samsung C&T Corp.	3,239	567,661
Samsung Electro-Mechanics Company, Ltd.	1,973	565,282
Samsung Electronics Company, Ltd.	168,975	19,763,535
Samsung Episholdings Company, Ltd. (A)	266	90,323
Samsung Fire & Marine Insurance Company, Ltd.	1,085	324,992
Samsung Heavy Industries Company, Ltd. (A)	25,103	420,653
Samsung Life Insurance Company, Ltd.	2,756	397,382
Samsung SDI Company, Ltd. (A)	2,173	602,106
Samsung SDS Company, Ltd.	1,499	151,876
Samyang Foods Company, Ltd.	148	119,981
Shinhan Financial Group Company, Ltd.	15,241	908,384
Shinhan Financial Group Company, Ltd., ADR	350	21,462
SK Biopharmaceuticals Company, Ltd. (A)	1,071	67,470
SK Hynix, Inc.	19,482	11,053,400
SK Innovation Company, Ltd. (A)	2,538	186,255
SK Square Company, Ltd. (A)	3,395	1,117,812
SK Telecom Company, Ltd.	3,722	192,577
SK, Inc.	1,269	260,898
S-Oil Corp. (A)	1,876	128,639
Woori Financial Group, Inc.	22,973	503,611
Yuhan Corp.	1,941	124,084
		57,339,359
Spain - 2.2%
Acciona SA	843	221,678
ACS Actividades de Construccion y Servicios SA	6,332	772,225
Aena SME SA (B)	26,740	791,117
Amadeus IT Group SA	16,064	918,555
Banco Bilbao Vizcaya Argentaria SA	205,508	4,438,903
Banco de Sabadell SA	191,623	686,453
Banco Santander SA	503,056	5,639,646
Banco Santander SA (Mexican Stock Exchange)	22,856	251,221
Bankinter SA	24,039	380,716
CaixaBank SA	140,517	1,684,477
Cellnex Telecom SA (A)(B)	18,445	593,097
EDP Renovaveis SA	11,064	177,333
Endesa SA	11,538	482,219
Grifols SA	11,763	123,065
Iberdrola SA	229,576	5,255,972
Indra Sistemas SA	2,836	158,506
Industria de Diseno Textil SA	38,897	2,264,158
Mapfre SA	30,242	134,774
Naturgy Energy Group SA	8,572	257,336
Redeia Corp. SA	14,812	251,069
Repsol SA	40,430	1,138,048
Telefonica SA	127,823	559,296
		27,179,864
Sweden - 2.1%
AddTech AB, B Shares	9,107	312,506
Alfa Laval AB	10,147	555,040
Assa Abloy AB, B Shares	35,740	1,291,925
Atlas Copco AB, A Shares	95,780	1,690,213
Atlas Copco AB, B Shares	55,658	870,060
Beijer Ref AB	14,592	202,291
Boliden AB (A)	10,135	531,295
Epiroc AB, A Shares	23,702	583,468

81

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Epiroc AB, B Shares	13,906	$297,888
EQT AB	17,151	532,156
Essity AB, B Shares	21,462	553,136
Evolution AB (B)	4,530	284,703
Fastighets AB Balder, B Shares (A)	24,258	142,070
Hennes & Mauritz AB, B Shares	16,856	315,356
Hexagon AB, B Shares	74,033	720,498
Holmen AB, B Shares	2,519	90,331
Industrivarden AB, A Shares	4,345	216,408
Industrivarden AB, C Shares	5,545	274,858
Indutrade AB	9,332	213,972
Investment AB Latour, B Shares	5,009	107,980
Investor AB, B Shares	65,009	2,462,197
L.E. Lundbergforetagen AB, B Shares	2,535	144,124
Lifco AB, B Shares	8,478	256,480
Nibe Industrier AB, B Shares	51,776	216,343
Saab AB, B Shares	11,464	750,316
Sagax AB, B Shares	7,738	142,786
Sandvik AB	38,020	1,461,559
Securitas AB, B Shares	17,323	290,124
Skandinaviska Enskilda Banken AB, A Shares (E)	54,018	998,193
Skanska AB, B Shares	12,135	328,241
SKF AB, B Shares	12,164	293,225
Spotify Technology SA (A)	5,580	2,705,798
Svenska Cellulosa AB SCA, B Shares (E)	20,883	242,125
Svenska Handelsbanken AB, A Shares (E)	52,019	685,804
Swedbank AB, A Shares (E)	30,274	1,031,844
Swedish Orphan Biovitrum AB (A)	6,982	292,619
Tele2 AB, B Shares	18,899	391,162
Telefonaktiebolaget LM Ericsson, B Shares (E)	98,813	1,126,491
Telia Company AB	85,858	439,874
Trelleborg AB, B Shares	7,583	283,600
Volvo AB, B Shares (E)	56,642	1,862,349
		26,191,408
Switzerland - 5.9%
ABB, Ltd.	55,923	4,546,983
Alcon, Inc.	17,818	1,346,867
Avolta AG (A)	3,335	199,954
Banque Cantonale Vaudoise	1,029	167,362
Barry Callebaut AG	136	239,169
Belimo Holding AG	351	285,064
BKW AG	721	142,152
Chocoladefabriken Lindt & Spruengli AG	4	572,526
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	34	477,427
Cie Financiere Richemont SA, A Shares	19,169	3,384,594
Coca-Cola HBC AG (A)	7,861	442,801
DSM-Firmenich AG	5,973	427,215
EMS-Chemie Holding AG	241	189,496
Galderma Group AG	4,148	815,222
Galderma Group AG	1,667	327,622
Geberit AG	1,194	805,986
Givaudan SA	329	1,112,514
Glencore PLC (A)	353,484	2,677,226
Helvetia Baloise Holding AG	2,927	757,537
Holcim, Ltd. (A)	18,204	1,504,778
Julius Baer Group, Ltd.	7,301	537,018
Kuehne + Nagel International AG	1,701	389,538
Logitech International SA	5,338	495,711
Lonza Group AG	2,506	1,607,645
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Nestle SA	91,933	$9,017,800
Novartis AG	67,836	10,412,440
Partners Group Holding AG	809	871,973
Roche Holding AG	25,068	10,004,409
Roche Holding AG, Bearer Shares	1,158	479,831
Sandoz Group AG	14,915	1,168,603
Schindler Holding AG	806	253,852
Schindler Holding AG, Participation Certificates	1,428	470,373
SGS SA	5,907	622,533
Sika AG	5,436	899,757
Sonova Holding AG	1,821	415,212
STMicroelectronics NV	23,723	807,264
Straumann Holding AG	3,915	409,600
Swiss Life Holding AG	1,024	1,115,354
Swiss Prime Site AG	2,861	484,419
Swiss Re AG	10,755	1,806,594
Swisscom AG	908	761,960
The Swatch Group AG, Bearer Shares	986	217,671
UBS Group AG	113,278	4,417,094
VAT Group AG (B)	947	590,778
Zurich Insurance Group AG	5,403	3,818,940
		72,498,864
Taiwan - 7.0%
Accton Technology Corp.	18,000	888,068
Advantech Company, Ltd.	16,623	170,452
Airtac International Group	5,185	165,145
Alchip Technologies, Ltd.	3,000	244,655
ASE Technology Holding Company, Ltd.	118,338	1,302,447
Asia Cement Corp.	79,863	87,322
Asia Vital Components Company, Ltd.	12,000	792,593
ASPEED Technology, Inc.	1,000	344,695
Asustek Computer, Inc.	24,952	438,240
Bizlink Holding, Inc.	6,000	344,529
Caliway Biopharmaceuticals Company, Ltd. (A)	35,000	97,994
Catcher Technology Company, Ltd.	21,184	125,440
Cathay Financial Holding Company, Ltd.	334,373	747,603
Chailease Holding Company, Ltd.	56,065	194,290
Chang Hwa Commercial Bank, Ltd.	245,543	157,759
China Airlines, Ltd.	94,000	53,300
China Steel Corp.	408,388	244,121
Chroma ATE, Inc.	14,000	671,782
Chunghwa Telecom Company, Ltd.	135,148	563,407
Compal Electronics, Inc.	139,764	121,577
CTBC Financial Holding Company, Ltd.	595,465	967,700
Delta Electronics, Inc.	69,866	3,150,282
E Ink Holdings, Inc.	31,000	135,222
E.Sun Financial Holding Company, Ltd.	518,135	517,829
Elite Material Company, Ltd.	11,000	938,811
eMemory Technology, Inc.	2,000	170,292
Eva Airways Corp.	93,000	100,202
Evergreen Marine Corp. Taiwan, Ltd.	39,826	251,220
Far Eastern New Century Corp.	99,875	83,114
Far EasTone Telecommunications Company, Ltd.	61,159	176,651
First Financial Holding Company, Ltd.	398,590	355,135
Formosa Chemicals & Fibre Corp.	121,212	173,053
Formosa Plastics Corp.	154,086	224,156
Fortune Electric Company, Ltd.	5,840	149,239
Fubon Financial Holding Company, Ltd.	295,857	809,973
Gigabyte Technology Company, Ltd.	20,000	143,285
Global Unichip Corp.	3,000	212,517
Globalwafers Company, Ltd.	9,000	122,764
Gold Circuit Electronics, Ltd.	12,000	338,375

82

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Hon Hai Precision Industry Company, Ltd.	448,368	$2,740,768
Hon Precision, Inc.	3,000	331,939
Hotai Motor Company, Ltd.	11,200	171,980
Hua Nan Financial Holdings Company, Ltd.	313,400	328,546
Innolux Corp.	261,495	200,687
International Games System Company, Ltd.	9,000	214,983
Inventec Corp.	89,899	115,217
Jentech Precision Industrial Company, Ltd.	3,000	377,216
KGI Financial Holding Company, Ltd.	558,664	343,174
King Slide Works Company, Ltd.	1,600	165,784
King Yuan Electronics Company, Ltd.	39,000	333,613
Largan Precision Company, Ltd.	3,143	215,589
Lite-On Technology Corp.	67,626	309,472
Lotes Company, Ltd.	3,000	200,211
MediaTek, Inc.	54,340	2,606,426
Mega Financial Holding Company, Ltd.	422,973	513,337
Nan Ya Plastics Corp.	190,992	456,600
Novatek Microelectronics Corp.	20,361	245,794
Pegatron Corp.	69,989	169,691
PharmaEssentia Corp.	10,987	210,712
President Chain Store Corp.	19,496	137,310
Quanta Computer, Inc.	96,771	870,838
Realtek Semiconductor Corp.	16,999	258,535
SinoPac Financial Holdings Company, Ltd.	439,657	426,866
Taiwan Business Bank	249,314	118,296
Taiwan Cooperative Financial Holding Company, Ltd.	377,658	279,403
Taiwan High Speed Rail Corp.	66,000	54,678
Taiwan Mobile Company, Ltd.	63,257	216,282
Taiwan Semiconductor Manufacturing Company, Ltd.	879,227	50,849,665
TCC Group Holdings Company, Ltd.	232,594	169,419
Teco Electric & Machinery Company, Ltd.	38,000	74,624
The Shanghai Commercial & Savings Bank, Ltd.	133,142	163,200
TS Financial Holding Company, Ltd.	775,662	570,530
Unimicron Technology Corp.	48,060	703,231
Uni-President Enterprises Corp.	172,487	385,292
United Microelectronics Corp.	397,313	712,223
Vanguard International Semiconductor Corp.	39,837	147,873
Wan Hai Lines, Ltd.	22,770	55,384
Wistron Corp.	108,000	429,474
Wiwynn Corp.	4,000	430,424
Yageo Corp.	57,420	453,758
Yang Ming Marine Transport Corp.	60,000	98,722
Yuanta Financial Holding Company, Ltd.	369,390	525,112
Zhen Ding Technology Holding, Ltd.	27,000	180,437
		85,338,554
Thailand - 0.3%
Advanced Info Service PCL	33,000	376,668
Advanced Info Service PCL, NVDR	2,700	30,818
Airports of Thailand PCL	144,700	230,872
Airports of Thailand PCL, NVDR	6,300	10,052
Bangkok Dusit Medical Services PCL, NVDR	387,300	221,951
Bumrungrad Hospital PCL, NVDR	20,500	102,384
Central Pattana PCL, NVDR	71,100	136,550
Charoen Pokphand Foods PCL	136,200	87,122
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
CP ALL PCL	184,600	$257,435
CP ALL PCL, NVDR	20,200	28,170
Delta Electronics Thailand PCL, NVDR	113,300	920,222
Gulf Development PCL, NVDR	159,767	290,847
Kasikornbank PCL, NVDR	20,000	116,687
Krung Thai Bank PCL	113,775	121,672
Minor International PCL, NVDR	131,483	87,641
PTT Exploration & Production PCL	47,147	227,155
PTT PCL	329,000	349,539
PTT PCL, NVDR	23,100	24,542
SCB X PCL	23,348	102,637
SCB X PCL, NVDR	6,200	27,255
The Siam Cement PCL	12,000	76,559
The Siam Cement PCL, NVDR	14,300	91,232
TMBThanachart Bank PCL, NVDR	829,800	58,331
True Corp. PCL	269,362	118,524
True Corp. PCL, NVDR	90,400	39,778
		4,134,643
Turkey - 0.1%
Akbank TAS	109,420	163,317
Aselsan Elektronik Sanayi Ve Ticaret AS	46,762	336,224
BIM Birlesik Magazalar AS	16,428	253,220
Eregli Demir ve Celik Fabrikalari TAS	139,344	89,256
Ford Otomotiv Sanayi AS	23,900	54,607
Haci Omer Sabanci Holding AS	41,192	83,334
KOC Holding AS	26,797	118,036
Turk Hava Yollari AO	18,859	125,214
Turkcell Iletisim Hizmetleri AS	42,620	101,903
Turkiye Is Bankasi AS, Class C	336,501	99,791
Turkiye Petrol Rafinerileri AS	34,986	203,248
Yapi ve Kredi Bankasi AS (A)	118,497	88,753
		1,716,903
United Arab Emirates - 0.0%
NMC Health PLC (A)(D)	4,471	0
United Kingdom - 8.7%
3i Group PLC	35,443	1,155,115
Admiral Group PLC	9,412	393,661
Airtel Africa PLC (B)	32,541	150,057
Anglo American PLC	39,906	1,713,376
AngloGold Ashanti PLC (Johannesburg Stock Exchange)	17,954	1,792,023
Associated British Foods PLC	11,883	297,458
AstraZeneca PLC	55,338	10,820,718
Autotrader Group PLC (B)	31,085	194,562
Aviva PLC	109,085	875,444
BAE Systems PLC	107,416	3,149,255
Barclays PLC	492,216	2,575,988
Barratt Redrow PLC	48,297	167,980
BP PLC	561,743	4,396,624
British American Tobacco PLC	77,724	4,512,533
BT Group PLC	213,392	598,041
Bunzl PLC	11,855	356,898
Centrica PLC	176,008	498,352
Coca-Cola Europacific Partners PLC	1,500	136,005
Coca-Cola Europacific Partners PLC (Euronext Amsterdam Exchange)	5,887	540,270
Compass Group PLC	60,527	1,688,747
Diageo PLC	79,349	1,475,661
Endeavour Mining PLC	6,892	415,239
Entain PLC	21,740	163,319
GSK PLC	145,415	4,005,499
Haleon PLC	321,801	1,592,581
Halma PLC	13,659	697,025
HSBC Holdings PLC	612,830	10,064,187

83

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Imperial Brands PLC	26,818	$1,087,404
Informa PLC	47,912	481,211
InterContinental Hotels Group PLC	5,035	663,990
International Consolidated Airlines Group SA	44,318	210,348
Intertek Group PLC	5,855	284,896
J Sainsbury PLC	64,488	290,334
JD Sports Fashion PLC	87,670	83,151
Kingfisher PLC	65,606	249,454
Land Securities Group PLC	25,882	190,911
Legal & General Group PLC	209,707	689,163
Lloyds Banking Group PLC	2,101,105	2,604,166
London Stock Exchange Group PLC	16,440	1,941,349
M&G PLC	84,096	305,471
Marks & Spencer Group PLC	71,983	324,333
Melrose Industries PLC	45,639	309,257
Mondi PLC	1	11
National Grid PLC	177,147	2,990,239
NatWest Group PLC	288,047	2,133,822
Next PLC	4,249	717,859
Pearson PLC	21,043	277,426
Phoenix Group Holdings PLC	25,040	226,774
Reckitt Benckiser Group PLC	23,289	1,565,950
RELX PLC	21,327	710,266
RELX PLC (London Stock Exchange)	43,644	1,429,871
Rentokil Initial PLC	88,467	549,016
Rio Tinto PLC	40,243	3,733,466
Rolls-Royce Holdings PLC	299,655	4,552,457
Schroders PLC	29,188	224,733
Segro PLC	46,436	398,073
Severn Trent PLC	9,413	386,059
Shell PLC	204,768	9,483,779
Smith & Nephew PLC	30,660	485,774
Smiths Group PLC	12,075	368,481
Spirax Group PLC	2,735	245,366
SSE PLC	43,875	1,516,687
Standard Chartered PLC	68,353	1,424,457
Tesco PLC	228,136	1,433,832
The Sage Group PLC	35,769	400,803
Unilever PLC	77,809	4,271,637
United Utilities Group PLC	24,018	418,779
Verisure PLC (A)	9,223	95,740
Vodafone Group PLC	668,699	1,008,627
Whitbread PLC	6,683	205,469
Wise PLC, Class A (A)	23,957	288,493
		105,686,002
United States - 0.4%
BeOne Medicines, Ltd., H Shares (A)	30,500	684,189
Brookfield Asset Management, Ltd., Class A	14,568	647,711
Brookfield Renewable Corp.	5,150	205,245
Legend Biotech Corp., ADR (A)	2,500	45,225
RB Global, Inc.	6,600	632,957
Restaurant Brands International, Inc.	11,746	869,192
Southern Copper Corp.	3,172	545,774
Sunbelt Rentals Holdings, Inc.	15,404	982,635
		4,612,928
TOTAL COMMON STOCKS (Cost $676,609,031)		$1,185,565,118
PREFERRED SECURITIES - 0.8%
Brazil - 0.4%
Axia Energia, Class B	7,400	91,688
Axia Energia, Class C (A)	13,206	144,403
Axia Energia, Preferred ADR	1,429	17,905
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Axia Energia, Preferred ADR, Class C (A)	375	$4,095
Banco Bradesco SA	186,281	689,404
Banco BTG Pactual SA	4	9
Cia Energetica de Minas Gerais	61,322	149,284
Gerdau SA	46,536	170,697
Itau Unibanco Holding SA	195,789	1,643,466
Itausa SA	212,766	574,238
Petroleo Brasileiro SA	165,051	1,550,823
		5,036,012
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares (A)	490	39,695
Germany - 0.2%
Bayerische Motoren Werke AG	2,090	192,390
Dr. Ing. h.c. F. Porsche AG	3,890	177,207
Henkel AG & Company KGaA	5,936	458,553
Porsche Automobil Holding SE	5,695	208,536
Sartorius AG	903	225,947
Volkswagen AG	7,263	742,954
		2,005,587
India - 0.0%
TVS Motor Company, Ltd. (A)	32,736	3,531
South Korea - 0.2%
Hyundai Motor Company	793	124,084
Hyundai Motor Company, 2nd Preferred Shares	1,197	189,499
Samsung Electronics Company, Ltd.	29,115	2,350,265
		2,663,848
TOTAL PREFERRED SECURITIES (Cost $7,527,413)		$9,748,673
WARRANTS - 0.0%
Constellation Software, Inc. (Expiration Date: 3-31-40) (A)(D)(F)	700	0
YTL Corp. BHD (Expiration Date: 6-2-28; Strike Price: MYR 1.50) (A)	22,780	1,069
YTL Power International BHD (Expiration Date: 6-2-28; Strike Price: MYR 2.45) (A)	16,860	2,290
TOTAL WARRANTS (Cost $0)		$3,359
RIGHTS - 0.0%
Telecom Italia SpA (Expiration Date: 4-30-26; Strike Price: EUR 0.51) (A)	602,819	13
TOTAL RIGHTS (Cost $0)		$13
SHORT-TERM INVESTMENTS - 1.8%
Short-term funds - 1.8%
John Hancock Collateral Trust, 3.6657% (G)(H)	960,873	9,609,788
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5953% (G)	12,323,640	12,323,640
TOTAL SHORT-TERM INVESTMENTS (Cost $21,934,002)		$21,933,428
Total Investments (International Equity Index Trust) (Cost $706,070,446) - 99.7%		$1,217,250,591
Other assets and liabilities, net - 0.3%		3,946,382
TOTAL NET ASSETS - 100.0%		$1,221,196,973
Currency Abbreviations
EUR	Euro
MYR	Malaysian Ringgit

84

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
International Equity Index Trust (continued)
(C)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $9,182,803.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 3-31-26.
(H)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	69	Long	Jun 2026	$9,942,085	$10,008,795	$66,710
Mini MSCI Emerging Markets Index Futures	72	Long	Jun 2026	5,263,771	5,236,560	(27,211)
MSCI Kuwait Index Futures	126	Long	Jun 2026	2,425,001	2,372,333	(52,668)
MSCI Qatar Index Futures	129	Long	Jun 2026	2,357,857	2,285,672	(72,185)
MSCI UAE Index Futures	95	Long	Jun 2026	4,614,968	4,889,251	274,283
S&P/TSX 60 Index Futures	5	Long	Jun 2026	1,352,140	1,371,433	19,293
						$208,222

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.4%
Australia - 5.7%
Accent Group, Ltd.	6,857	$3,564
Adairs, Ltd.	8,201	7,469
AGL Energy, Ltd.	7,900	54,082
Alcidion Group, Ltd. (A)	43,339	2,928
Alkane Resources, Ltd. (A)	25,036	25,351
AMA Group, Ltd. (A)	15,019	4,949
Amotiv, Ltd.	4,059	19,055
AMP, Ltd.	110,740	101,506
Amplitude Energy, Ltd. (A)	17,777	21,165
Ansell, Ltd.	5,194	101,930
Appen, Ltd. (A)	7,064	7,127
ARB Corp., Ltd.	3,413	50,035
ARN Media, Ltd.	20,357	3,320
Articore Group, Ltd. (A)	13,929	2,999
AUB Group, Ltd.	5,696	95,975
Audinate Group, Ltd. (A)	1,223	2,201
Aurelia Metals, Ltd. (A)	115,998	20,406
Aurizon Holdings, Ltd.	26,005	71,787
Aussie Broadband, Ltd.	9,321	31,141
Austal, Ltd. (A)	18,211	61,097
Australian Agricultural Company, Ltd. (A)	28,065	26,187
Australian Clinical Labs, Ltd.	5,715	8,279
Australian Ethical Investment, Ltd.	4,074	12,874
Australian Finance Group, Ltd.	15,010	18,878
Australian Strategic Materials, Ltd. (A)	2,805	2,745
AVZ Minerals, Ltd. (A)(B)	98,026	7,913
Baby Bunting Group, Ltd. (A)	5,551	5,363
Bank of Queensland, Ltd.	24,693	114,940
Bapcor, Ltd.	30,953	12,991
Beach Energy, Ltd.	64,298	56,798
Beacon Lighting Group, Ltd. (C)	6,950	7,678
Bega Cheese, Ltd.	10,885	45,275
Bell Financial Group, Ltd.	10,635	9,065
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Bellevue Gold, Ltd. (A)	67,009	$72,001
Bendigo & Adelaide Bank, Ltd.	5,227	35,960
BetMakers Technology Group, Ltd. (A)	14,102	1,663
Black Cat Syndicate, Ltd. (A)	22,887	16,196
Boss Energy, Ltd. (A)	15,075	16,477
Bravura Solutions, Ltd.	19,369	27,664
Breville Group, Ltd.	3,664	68,353
Bubs Australia, Ltd. (A)	33,097	2,411
Capricorn Metals, Ltd.	11,754	92,950
Carnarvon Energy, Ltd. (A)	51,813	3,582
Cash Converters International, Ltd.	16,395	3,232
Catalyst Metals, Ltd. (A)	7,241	32,647
Catapult Sports, Ltd. (A)	6,067	13,720
Cedar Woods Properties, Ltd.	3,225	15,895
Cettire, Ltd. (A)	7,920	1,259
Challenger, Ltd.	9,327	53,924
Champion Iron, Ltd.	13,415	50,409
Chrysos Corp., Ltd. (A)	1,788	8,813
Clinuvel Pharmaceuticals, Ltd.	2,335	16,124
Clover Corp., Ltd.	8,155	5,629
Coast Entertainment Holdings, Ltd. (A)	39,016	12,799
Codan, Ltd.	2,898	63,785
Collins Foods, Ltd.	5,736	34,773
Corporate Travel Management, Ltd. (A)(B)	4,156	27,613
Credit Corp. Group, Ltd.	3,047	22,780
Dalrymple Bay Infrastructure, Ltd.	16,016	56,181
Data#3, Ltd.	5,537	25,838
Deep Yellow, Ltd. (A)	31,653	39,528
Develop Global, Ltd. (A)	2,843	8,503
Dicker Data, Ltd.	2,904	17,277
Domino's Pizza Enterprises, Ltd.	2,592	29,357
Downer EDI, Ltd.	26,043	139,397
Dyno Nobel, Ltd.	51,369	111,861

85

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Eagers Automotive, Ltd.	3,457	$54,338
Elders, Ltd.	8,962	44,892
Emeco Holdings, Ltd. (A)	22,924	19,338
Emerald Resources NL (A)	21,418	82,213
EML Payments, Ltd. (A)	16,327	6,369
Enero Group, Ltd.	3,952	1,316
EQT Holdings, Ltd.	1,030	14,709
EVT, Ltd.	4,108	37,827
Finbar Group, Ltd.	8,370	4,461
FireFly Metals, Ltd. (A)	9,899	12,246
FleetPartners Group, Ltd.	3,145	5,509
Fleetwood, Ltd.	8,058	9,203
Flight Centre Travel Group, Ltd. (C)	6,231	46,623
Frontier Digital Ventures, Ltd. (A)(C)	11,391	2,720
G8 Education, Ltd.	23,703	3,964
Galan Lithium, Ltd. (A)	26,111	6,793
Galan Lithium, Ltd., Additional Offering (A)	1,236	13
Generation Development Group, Ltd.	9,919	29,449
GenusPlus Group, Ltd.	4,501	22,616
GrainCorp, Ltd., Class A	9,793	44,954
Grange Resources, Ltd. (A)	21,083	2,716
GWA Group, Ltd.	12,453	18,038
Hansen Technologies, Ltd.	6,495	22,235
Healius, Ltd.	30,121	11,723
Helia Group, Ltd.	14,393	52,788
Humm Group, Ltd.	30,307	13,395
IDP Education, Ltd.	7,627	21,837
IGO, Ltd. (A)	14,946	83,441
Iluka Resources, Ltd.	12,868	60,494
Imdex, Ltd.	25,654	70,148
Immutep, Ltd. (A)	32,224	1,052
Inghams Group, Ltd.	13,624	18,717
Insignia Financial, Ltd. (A)	28,538	94,208
Ioneer, Ltd. (A)	79,363	7,462
IPH, Ltd.	11,409	25,975
IRESS, Ltd.	4,820	23,578
IVE Group, Ltd.	11,452	20,666
Judo Capital Holdings, Ltd. (A)	10,800	10,234
Jumbo Interactive, Ltd.	2,253	12,087
Jupiter Mines, Ltd.	72,822	13,229
Karoon Energy, Ltd.	26,749	37,402
Kelsian Group, Ltd.	8,384	22,696
Kingsgate Consolidated, Ltd.	7,950	24,802
Kogan.com, Ltd.	2,069	4,988
L1 Group, Ltd.	25,112	17,251
Lendlease Corp., Ltd.	20,814	47,921
Lifestyle Communities, Ltd. (A)	4,954	16,123
Lindsay Australia, Ltd.	23,080	9,674
Lovisa Holdings, Ltd.	3,010	45,002
Lycopodium, Ltd.	1,317	11,926
MA Financial Group, Ltd.	4,146	20,165
Macmahon Holdings, Ltd.	75,912	37,673
Macquarie Technology Group, Ltd. (A)	470	19,578
Magellan Financial Group, Ltd.	6,284	43,179
Mayne Pharma Group, Ltd. (A)	4,957	7,808
McMillan Shakespeare, Ltd.	2,468	25,170
Megaport, Ltd. (A)	6,641	34,449
Mesoblast, Ltd. (A)	37,977	58,456
Metals X, Ltd. (A)	48,765	43,841
Metcash, Ltd.	41,758	85,869
MGX Resources, Ltd. (A)	19,096	5,048
Michael Hill International, Ltd. (A)	16,629	4,293
Monadelphous Group, Ltd.	4,455	85,331
Monash IVF Group, Ltd.	21,798	10,009
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Myer Holdings, Ltd.	56,935	$11,496
MyState, Ltd.	7,153	21,820
Nanosonics, Ltd. (A)	6,856	17,885
Navigator Global Investments, Ltd.	11,684	17,225
Netwealth Group, Ltd.	2,448	37,288
Neuren Pharmaceuticals, Ltd. (A)	2,646	22,082
New Hope Corp., Ltd. (C)	23,547	96,192
nib holdings, Ltd.	20,171	89,200
Nick Scali, Ltd.	2,772	30,597
Nickel Industries, Ltd. (A)	57,059	35,798
Nine Entertainment Company Holdings, Ltd.	57,796	38,469
NRW Holdings, Ltd.	19,940	73,876
Nufarm, Ltd. (A)	14,586	20,841
Nuix, Ltd. (A)	10,473	9,008
Objective Corp., Ltd.	921	7,560
OFX Group, Ltd. (A)	14,134	5,189
Omni Bridgeway, Ltd. (A)	15,737	17,190
oOh!media, Ltd.	31,712	20,829
Ora Banda Mining, Ltd. (A)	35,710	29,595
Orora, Ltd.	56,536	74,255
Pacific Current Group, Ltd.	1,717	11,418
Paladin Energy, Ltd. (A)	9,722	77,429
Paladin Energy, Ltd. (Toronto Stock Exchange) (A)	2,098	16,771
Pantoro Gold, Ltd. (A)	16,901	39,441
Peet, Ltd.	13,800	17,848
PeopleIN, Ltd. (A)	5,305	2,225
Perenti, Ltd.	35,432	48,524
Perpetual, Ltd.	3,944	43,876
PEXA Group, Ltd. (A)	4,479	47,516
Praemium, Ltd.	28,131	12,685
Premier Investments, Ltd.	2,387	20,863
Propel Funeral Partners, Ltd.	3,234	9,035
PWR Holdings, Ltd.	3,396	20,350
ReadyTech Holdings, Ltd. (A)	4,809	3,762
Regis Healthcare, Ltd.	5,443	23,244
Regis Resources, Ltd.	29,870	141,577
Resolute Mining, Ltd. (A)	88,090	87,106
Ridley Corp., Ltd.	14,265	27,067
Sandfire Resources, Ltd. (A)	1,251	14,355
Select Harvests, Ltd. (A)	8,313	22,377
Servcorp, Ltd.	3,171	15,031
Service Stream, Ltd.	27,275	36,457
Silver Mines, Ltd. (A)	104,917	13,139
Silver Mines, Ltd., Additional Offering (A)	3,879	148
Sims, Ltd.	7,974	101,182
SiteMinder, Ltd. (A)	2,389	4,847
SmartGroup Corp., Ltd.	4,810	27,554
Solvar, Ltd.	10,468	11,333
Southern Cross Electrical Engineering, Ltd.	14,135	27,354
Southern Cross Media Group, Ltd.	30,488	11,196
SRG Global, Ltd.	13,828	23,753
St. Barbara, Ltd. (A)	43,956	18,979
Stanmore Resources, Ltd.	9,875	18,962
Strickland Metals, Ltd. (A)	70,145	9,855
Strike Energy, Ltd. (A)	118,299	8,720
Super Retail Group, Ltd.	5,206	46,546
Superloop, Ltd. (A)	16,944	38,423
Supply Network, Ltd.	459	10,070
Syrah Resources, Ltd. (A)(C)	77,748	7,059
Syrah Resources, Ltd., Entitlement Offer (A)	14,725	0

86

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Tabcorp Holdings, Ltd.	93,926	$62,102
Temple & Webster Group, Ltd. (A)	489	2,452
Ten Sixty Four, Ltd. (A)(B)	8,127	479
Tuas, Ltd. (A)	9,893	42,077
Tyro Payments, Ltd. (A)	10,423	5,753
Vault Minerals, Ltd.	22,925	68,405
Ventia Services Group Pty, Ltd.	27,017	98,370
Viva Energy Group, Ltd. (D)	28,271	50,124
Vulcan Energy Resources, Ltd. (A)	9,499	21,575
Washington H. Soul Pattinson & Company, Ltd.	2,435	68,431
WEB Travel Group, Ltd. (A)	16,369	30,110
Webjet Group, Ltd.	16,369	6,035
West African Resources, Ltd. (A)	52,899	120,610
Westgold Resources, Ltd.	9,384	39,479
Westgold Resources, Ltd. (Toronto Stock Exchange)	6,415	26,793
Zip Company, Ltd. (A)	49,768	55,630
		6,390,801
Austria - 1.6%
Addiko Bank AG (A)	668	19,029
Agrana Beteiligungs AG	724	10,226
ams-OSRAM AG (A)	2,043	21,748
ANDRITZ AG (C)	2,533	176,191
AT&S Austria Technologie & Systemtechnik AG (A)	1,188	72,366
BAWAG Group AG (A)(D)	3,264	496,220
CA Immobilien Anlagen AG	1,426	40,412
CPI Europe AG (A)(C)	945	17,084
DO & Company AG	278	51,878
Eurotelesites AG (A)	1,109	5,692
EVN AG	1,321	43,863
Fabasoft AG	599	7,539
FACC AG (A)	1,116	16,912
Kapsch TrafficCom AG (A)	191	1,159
Kontron AG (C)	1,320	29,457
Lenzing AG (A)	566	15,768
Mayr Melnhof Karton AG (C)	302	30,603
Oesterreichische Post AG	1,378	55,154
Palfinger AG	876	34,778
POLYTEC Holding AG (A)	995	4,092
Porr AG	876	36,582
RHI Magnesita NV	552	17,491
SBO AG	445	18,642
Semperit AG Holding	822	14,278
Strabag SE, Bearer Shares	245	24,252
Telekom Austria AG	4,306	45,570
UBM Development AG (A)	411	8,350
UNIQA Insurance Group AG	4,491	78,676
Vienna Insurance Group AG	1,446	102,746
voestalpine AG	4,248	188,493
Wienerberger AG	4,106	109,196
Zumtobel Group AG	2,545	11,283
		1,805,730
Belgium - 1.6%
Ackermans & van Haaren NV	875	269,072
Ageas SA/NV	582	42,843
AGFA-Gevaert NV (A)	6,780	3,640
Atenor (A)	1,218	2,484
Azelis Group NV	2,791	28,461
Barco NV	2,300	25,647
Bekaert SA	1,389	65,406
Biocartis Group NV (A)(B)(D)	4,063	0
bpost SA (A)	4,236	8,921
Cie d'Entreprises CFE	416	4,857
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
CMB Tech NV	2,614	$33,119
Colruyt Group N.V	1,453	61,108
Deceuninck NV	2,515	5,833
Deme Group NV	303	65,865
D'ieteren Group	471	87,207
Econocom Group SA/NV	6,435	10,413
EVS Broadcast Equipment SA	404	15,633
Fagron	2,712	68,129
Galapagos NV (A)	1,566	47,783
Gimv NV	1,162	61,272
Immobel SA (A)	209	4,975
Ion Beam Applications	1,305	19,806
Kinepolis Group NV	585	17,756
Lotus Bakeries NV	11	124,199
Melexis NV	863	53,349
Nyxoah SA (A)(C)	774	2,260
Ontex Group NV (A)(C)	2,807	11,750
Orange Belgium SA (A)	417	9,759
Proximus SADP	6,084	49,518
Recticel SA	2,296	25,435
Sipef NV	420	48,429
Solvay SA	2,586	79,390
Syensqo SA	1,270	74,032
Tessenderlo Group SA	1,111	25,634
Umicore SA	5,996	114,391
Van de Velde NV	377	13,261
VGP NV	618	59,269
Viohalco SA (C)	7,173	105,669
X-Fab Silicon Foundries SE (A)(D)	3,484	19,503
		1,766,078
Bermuda - 0.3%
FLEX LNG, Ltd. (A)	784	23,293
Himalaya Shipping, Ltd. (A)	1,731	23,022
Hiscox, Ltd.	13,525	273,001
		319,316
Cambodia - 0.0%
NagaCorp, Ltd.	52,981	26,344
Canada - 13.7%
5N Plus, Inc. (A)	3,515	80,048
Acadian Timber Corp.	800	9,845
ADENTRA, Inc.	449	10,861
Advantage Energy, Ltd. (A)	9,000	72,655
Aecon Group, Inc.	3,200	96,177
Ag Growth International, Inc.	269	3,674
AGF Management, Ltd., Class B	4,298	62,565
Aimia, Inc. (A)(C)	7,777	15,654
Air Canada (A)	6,092	79,352
AirBoss of America Corp.	1,500	8,723
Algoma Central Corp.	700	10,618
Algoma Steel Group, Inc.	1,095	4,518
Algonquin Power & Utilities Corp. (C)	20,386	124,857
Allied Gold Corp. (A)	999	30,966
AltaGas, Ltd.	7,076	245,430
Altius Minerals Corp.	1,700	59,795
Altus Group, Ltd. (C)	2,018	69,269
Amerigo Resources, Ltd.	13,502	48,821
Andrew Peller, Ltd., Class A	2,300	8,614
ARC Resources, Ltd. (C)	5,007	104,200
Aritzia, Inc. (A)	3,453	281,780
Atco, Ltd., Class I	3,218	157,511
Athabasca Oil Corp. (A)	22,874	184,985
ATS Corp. (A)	3,447	97,158
AutoCanada, Inc. (A)	1,085	16,028
Avino Silver & Gold Mines, Ltd. (A)	6,300	39,989

87

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
B2Gold Corp.	49,963	$226,990
B2Gold Corp. (NYSE American Exchange)	5,393	24,430
Badger Infrastructure Solutions, Ltd.	1,832	81,703
Ballard Power Systems, Inc. (A)(C)	9,718	23,403
Bausch Health Companies, Inc. (A)	8,857	47,879
Baytex Energy Corp.	16,664	74,509
Birch Mountain Resources, Ltd. (A)(B)	9,200	1
Birchcliff Energy, Ltd.	11,933	65,537
Bird Construction, Inc.	2,754	78,872
Bitfarms, Ltd. (A)	16,194	31,780
Black Diamond Group, Ltd.	2,750	31,531
BlackBerry, Ltd. (A)	13,922	45,136
BMTC Group, Inc.	500	4,529
Boralex, Inc., Class A	4,010	105,619
BRP, Inc.	1,196	85,975
CAE, Inc. (A)	7,537	196,240
Calian Group, Ltd.	605	31,744
Canaccord Genuity Group, Inc.	5,281	45,214
Canacol Energy, Ltd. (A)(B)	1,513	1,664
Canada Goose Holdings, Inc. (A)	2,213	24,308
Canada Packers, Inc.	854	12,382
Canadian Tire Corp., Ltd., Class A	1,522	204,684
Canadian Utilities, Ltd., Class A	2,000	70,247
Canfor Corp. (A)(C)	2,404	23,710
Capital Power Corp. (C)	5,327	252,315
Capstone Copper Corp. (A)	22,835	172,194
Cardinal Energy, Ltd. (C)	5,530	45,199
Cascades, Inc.	4,523	38,399
Centerra Gold, Inc.	9,077	161,430
CES Energy Solutions Corp.	10,313	136,484
China Gold International Resources Corp., Ltd.	16,339	329,223
Cineplex, Inc. (A)	1,227	9,305
Cogeco Communications, Inc.	563	28,573
Colliers International Group, Inc.	1,200	128,298
Computer Modelling Group, Ltd.	4,420	13,599
Corby Spirit and Wine, Ltd.	700	7,256
Cronos Group, Inc. (A)	5,470	13,841
Cronos Group, Inc. (Nasdaq Exchange) (A)	7,260	18,223
Definity Financial Corp.	2,578	121,367
Dexterra Group, Inc.	1,621	14,146
Docebo, Inc. (A)	320	5,608
Doman Building Materials Group, Ltd.	3,600	24,818
Dorel Industries, Inc., Class B (A)	1,800	2,407
DPM Metals, Inc.	8,487	298,823
DREAM Unlimited Corp., Class A	1,350	17,788
Dye & Durham, Ltd.	2,990	8,404
E-L Financial Corp., Ltd.	8,900	101,277
Eldorado Gold Corp.	8,268	283,921
Eldorado Gold Corp. (New York Stock Exchange)	700	24,031
Element Fleet Management Corp.	8,536	185,128
Empire Company, Ltd., Class A	3,614	129,456
Enerflex, Ltd.	5,377	112,480
Enghouse Systems, Ltd.	1,800	21,518
Ensign Energy Services, Inc. (A)	9,800	25,573
EQB, Inc.	958	76,772
ERO Copper Corp. (A)	3,400	90,603
Evertz Technologies, Ltd.	1,900	22,003
Exchange Income Corp.	733	55,005
Exco Technologies, Ltd.	1,500	8,195
Extendicare, Inc.	3,780	71,519
Fiera Capital Corp.	5,935	22,783
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Finning International, Inc.	5,481	$339,159
Firm Capital Mortgage Investment Corp.	1,100	9,331
First Majestic Silver Corp.	9,432	202,187
First Mining Gold Corp. (A)	39,000	14,578
FirstService Corp.	918	127,706
Foran Mining Corp. (A)	4,800	18,598
Fortuna Mining Corp. (A)	8,500	84,505
Freehold Royalties, Ltd. (C)	5,429	67,789
Frontera Energy Corp.	1,792	17,391
Galiano Gold, Inc. (A)	6,600	16,511
Gamehost, Inc.	100	965
Gibson Energy, Inc.	5,806	123,875
goeasy, Ltd. (C)	372	10,223
GoGold Resources, Inc. (A)	5,300	10,134
Hammond Power Solutions, Inc.	400	50,426
Hanfeng Evergreen, Inc. (A)(B)	200	0
Headwater Exploration, Inc.	9,290	85,814
High Liner Foods, Inc.	1,773	18,901
Highlander Silver Corp. (A)	4,454	26,030
HLS Therapeutics, Inc. (A)	700	2,199
Hudbay Minerals, Inc.	16,110	337,348
iA Financial Corp., Inc.	553	61,370
IAMGOLD Corp. (A)	12,301	231,324
Imperial Metals Corp. (A)	5,060	28,263
Information Services Corp.	800	26,080
Interfor Corp. (A)	2,920	21,305
International Petroleum Corp. (A)(C)	337	9,089
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	1,652	45,081
Jamieson Wellness, Inc. (D)	2,200	54,403
K92 Mining, Inc. (A)	10,011	169,909
KAB Distribution, Inc. (A)(B)	7,076	0
K-Bro Linen, Inc.	600	14,915
Kelt Exploration, Ltd. (A)	10,445	70,354
Keyera Corp.	3,786	146,449
Kinaxis, Inc. (A)	179	18,066
Knight Therapeutics, Inc. (A)	5,400	28,764
Labrador Iron Ore Royalty Corp. (C)	3,518	74,148
Largo, Inc. (A)	780	892
Lassonde Industries, Inc., Class A	200	32,709
Laurentian Bank of Canada (C)	1,514	44,067
Leon's Furniture, Ltd.	1,283	23,998
Lightspeed Commerce, Inc. (A)	5,593	50,016
Linamar Corp.	1,866	115,587
Lithium Americas Corp. (A)	4,900	19,479
Lucara Diamond Corp. (A)(C)	25,184	4,345
Magellan Aerospace Corp.	900	13,612
Mainstreet Equity Corp.	300	37,902
Major Drilling Group International, Inc. (A)	4,513	51,972
Manitok Energy, Inc. (A)(B)	16	0
Maple Leaf Foods, Inc.	4,270	92,085
Martinrea International, Inc.	4,603	30,905
Mattr Corp. (A)	1,373	8,982
MDA Space, Ltd. (A)	4,887	123,800
Medical Facilities Corp.	2,104	25,228
Melcor Developments, Ltd.	1,000	13,062
Meren Energy, Inc.	6,525	11,445
Methanex Corp.	2,774	165,291
Morguard Corp.	400	33,024
MTY Food Group, Inc.	742	20,530
Mullen Group, Ltd.	3,682	45,208
NFI Group, Inc. (A)	4,660	64,384
North American Construction Group, Ltd.	1,300	17,541

88

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Northland Power, Inc. (C)	9,669	$162,227
OceanaGold Corp.	11,200	353,125
Onex Corp.	2,190	159,822
Open Text Corp.	5,836	130,052
OR Royalties, Inc.	6,095	232,084
Organigram Global, Inc. (A)	2,232	2,968
Paramount Resources, Ltd., Class A	2,973	63,495
Parex Resources, Inc.	3,328	65,407
Pason Systems, Inc. (C)	3,936	37,461
Pet Valu Holdings, Ltd.	1,755	26,985
Peyto Exploration & Development Corp. (C)	6,197	121,080
PHX Energy Services Corp.	2,600	24,690
Pine Cliff Energy, Ltd.	11,000	5,377
Pizza Pizza Royalty Corp.	1,729	18,768
Polaris Renewable Energy, Inc.	1,500	13,209
Pollard Banknote, Ltd.	1,000	13,011
PrairieSky Royalty, Ltd. (C)	9,927	229,782
Precision Drilling Corp. (A)	382	37,593
Premium Brands Holdings Corp.	1,800	106,271
Quarterhill, Inc. (A)(C)	9,800	8,524
Quebecor, Inc., Class B	4,295	182,378
Questerre Energy Corp., Class A (A)	19,444	3,914
Real Matters, Inc. (A)	300	1,229
Richelieu Hardware, Ltd.	2,000	58,716
Rogers Sugar, Inc.	6,474	31,134
Russel Metals, Inc.	1,946	67,147
Savaria Corp.	2,300	44,228
Seabridge Gold, Inc. (A)	3,862	109,522
Secure Waste Infrastructure Corp.	10,077	158,135
Sienna Senior Living, Inc. (C)	3,606	56,121
South Bow Corp. (C)	5,918	196,884
Spartan Delta Corp. (A)	1,796	16,784
Spin Master Corp. (D)	1,400	17,894
Sprott, Inc.	929	132,575
Stantec, Inc.	1,344	116,188
Stella-Jones, Inc.	2,269	152,245
StorageVault Canada, Inc.	4,800	15,182
Strathcona Resources, Ltd.	383	11,602
Superior Plus Corp.	7,557	36,451
Surge Energy, Inc.	2,103	14,210
Tamarack Valley Energy, Ltd.	18,228	150,688
Taseko Mines, Ltd. (A)	1,865	12,079
TELUS Corp.	1,433	18,419
TerraVest Industries, Inc.	600	57,033
TFI International, Inc.	700	76,194
The Boyd Group, Inc.	860	109,789
The Descartes Systems Group, Inc. (A)	1,802	129,071
The North West Company, Inc.	2,333	91,452
Tidewater Midstream and Infrastructure, Ltd. (A)	332	2,117
Tilray Brands, Inc. (A)	11	71
Timbercreek Financial Corp.	6,000	29,071
TLC Vision Corp. (A)(B)	3,400	0
TMX Group, Ltd.	6,196	219,717
Topaz Energy Corp.	2,600	57,790
Torex Gold Resources, Inc.	3,673	168,587
Toromont Industries, Ltd.	1,057	147,985
Total Energy Services, Inc.	3,132	51,108
TransAlta Corp.	10,982	144,390
Transcontinental, Inc., Class A	3,383	12,694
Trevali Mining Corp. (A)(B)	3,713	0
Trican Well Service, Ltd.	7,825	41,119
Triple Flag Precious Metals Corp.	3,063	106,350
Trisura Group, Ltd. (A)	2,100	65,728
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Vecima Networks, Inc.	479	$4,514
Vermilion Energy, Inc.	4,600	63,390
Vizsla Silver Corp. (A)	5,900	19,552
Wajax Corp.	1,300	30,260
Well Health Technologies Corp. (A)	6,500	17,943
Wesdome Gold Mines, Ltd. (A)	6,200	110,710
West Fraser Timber Company, Ltd.	500	32,658
Western Copper & Gold Corp. (A)	5,400	13,703
Western Forest Products, Inc. (A)	861	9,123
Westshore Terminals Investment Corp.	1,489	35,997
Winpak, Ltd.	1,677	54,417
Yellow Pages, Ltd.	140	1,204
Zenith Capital Corp. (A)	1,700	221
		15,469,012
Denmark - 2.4%
AL Sydbank	2,318	186,302
ALK-Abello A/S	5,228	165,287
Alm Brand A/S	33,083	80,575
Ambu A/S, Class B	7,931	84,761
Bang & Olufsen A/S (A)	7,788	10,423
Bavarian Nordic A/S (A)	2,530	76,483
CBrain A/S	389	4,002
Chemometec A/S	801	38,211
Columbus A/S	6,187	9,420
D/S Norden A/S	890	40,815
Demant A/S (A)(C)	1,673	50,698
Dfds A/S (A)	1,767	28,929
FLSmidth & Company A/S	1,567	118,710
GN Store Nord A/S (A)	3,264	52,209
H Lundbeck A/S	12,897	80,761
H+H International A/S, Class B (A)(C)	1,146	14,648
INVISIO AB	540	14,927
ISS A/S	5,640	205,430
Jeudan A/S	380	12,060
Jyske Bank A/S	1,455	199,659
Lan & Spar Bank A/S	198	34,931
Matas A/S (C)	1,442	23,597
Netcompany Group A/S (A)(D)	1,467	89,944
Nilfisk Holding A/S (A)	1,220	26,400
NKT A/S (A)	2,207	287,309
NNIT A/S (A)(C)(D)	479	3,396
NTG Nordic Transport Group A/S (A)	635	15,902
Per Aarsleff Holding A/S	584	67,623
Ringkjoebing Landbobank A/S	938	225,524
ROCKWOOL A/S, A Shares	1,300	38,159
ROCKWOOL A/S, B Shares	1,808	50,217
Royal Unibrew A/S	1,886	153,455
Scandinavian Tobacco Group A/S (D)	2,440	25,774
Schouw & Company A/S	398	41,084
SJF Bank A/S	759	36,300
Solar A/S, B Shares (A)	410	12,755
SP Group A/S	368	20,242
TCM Group A/S	507	5,035
Tivoli A/S	102	9,863
UIE PLC	755	44,594
Zealand Pharma A/S (A)	1,535	71,485
		2,757,899
Finland - 2.6%
Aktia Bank OYJ	2,136	31,247
Alma Media OYJ	1,962	28,914
Bittium OYJ (C)	2,708	114,398
Easor OYJ (A)	637	472
Elisa OYJ	3,609	175,797
Enento Group OYJ (D)	860	13,453
EQ OYJ	483	5,725

89

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Finnair OYJ (A)	6,510	$20,868
Fiskars OYJ ABP	2,196	30,810
Harvia OYJ	668	25,710
Hiab OYJ	1,532	72,446
HKFoods OYJ (A)	316	651
Huhtamaki OYJ	3,346	108,727
Kalmar OYJ, B Shares	1,532	77,673
Kamux Corp.	1,688	3,368
Kemira OYJ	4,412	96,191
Kesko OYJ, A Shares	2,102	46,380
Kesko OYJ, B Shares	6,750	149,907
Konecranes OYJ	8,112	266,243
Lassila & Tikanoja OYJ (A)	1,929	16,455
Lindex Group OYJ (A)	3,912	10,374
Lumo Kodit OYJ	4,092	37,627
Luotea PLC	1,929	5,568
Mandatum OYJ	13,010	104,356
Marimekko OYJ	1,923	22,740
Metsa Board OYJ, B Shares (A)	6,636	23,464
Metso OYJ	1,893	32,806
Nokian Renkaat OYJ (C)	4,287	45,630
Olvi OYJ, A Shares	721	28,480
Oma Saastopankki OYJ	490	6,884
Oriola OYJ, B Shares	9,290	10,188
Orion OYJ, Class A	1,010	81,631
Orion OYJ, Class B	4,839	391,121
Outokumpu OYJ	11,396	62,380
Pihlajalinna OYJ	1,193	17,814
Ponsse OYJ	543	14,108
Puuilo OYJ	3,674	53,710
QT Group OYJ (A)	770	17,161
Raisio OYJ, V Shares	8,267	25,572
Revenio Group OYJ	802	17,723
Sampo OYJ, A Shares	9,122	97,103
Sanoma OYJ	2,692	27,888
Stora Enso OYJ, R Shares	11,015	129,349
Taaleri OYJ	956	8,011
Talenom OYJ	637	936
Terveystalo OYJ (D)	4,887	49,233
TietoEVRY OYJ	3,237	70,809
Tokmanni Group Corp. (C)	1,481	12,353
Vaisala OYJ, A Shares	952	48,990
Valmet OYJ	5,558	159,035
Verkkokauppa.com OYJ (A)	1,047	4,185
YIT OYJ (A)	8,449	25,514
		2,928,178
France - 5.3%
Accor SA	1,495	71,705
Aeroports de Paris SA	181	22,112
AKWEL SADIR	725	5,927
Alstom SA (A)	8,014	229,187
Altamir	752	21,552
Alten SA	815	50,530
Arkema SA	1,679	115,277
Aubay	198	9,543
Ayvens SA (D)	6,831	80,539
Bastide le Confort Medical (A)	256	6,915
Beneteau SACA	2,130	16,920
BioMerieux	98	10,470
Boiron SA	274	8,572
Bonduelle SCA	1,027	10,084
Canal+ SA (A)	11,934	31,753
Carrefour SA	14,455	267,648
Cie des Alpes	998	27,397
Claranova SE (A)	1,250	1,030
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Clariane SE (A)	9,440	$39,469
Coface SA	5,060	88,125
Derichebourg SA	3,889	37,124
Edenred SE	4,288	85,413
Eiffage SA	362	55,519
Ekinops SAS (A)	1,302	2,648
Electricite de Strasbourg SA	31	7,650
Elior Group SA (D)	2,910	8,313
Elis SA	7,848	222,244
Emeis SA (A)	1,281	19,622
Eramet SA (C)	530	31,691
Etablissements Maurel et Prom SA	4,375	53,966
Eurazeo SE	1,843	87,276
Eutelsat Communications SACA (A)(C)	10,680	25,573
Exel Industries SA, A Shares	89	3,453
Exosens SAS	1,159	83,458
Fnac Darty SA	485	19,887
Forvia SE (A)	4,253	48,680
Gaztransport Et Technigaz SA	1,530	359,848
Getlink SE	1,579	34,073
GL Events SACA	366	12,505
Groupe Crit SA	163	10,752
Guerbet (A)	326	3,647
Haulotte Group SA	962	2,382
ID Logistics Group SACA (A)	162	60,486
Imerys SA	1,475	36,982
Infotel SA	348	14,790
Interparfums SA	672	17,870
Ipsen SA	615	114,934
IPSOS SA	1,725	68,138
Jacquet Metals SACA	1,024	24,323
JCDecaux SE	1,836	39,782
Kaufman & Broad SA	593	19,523
Laurent-Perrier	110	10,525
LNA Sante SA	166	5,373
Maisons du Monde SA (A)(D)	1,925	3,126
Manitou BF SA	530	12,034
Mersen SA	1,063	27,774
Metropole Television SA	1,324	17,767
Nexans SA	1,314	178,756
Nexity SA (A)	1,974	18,345
North Atlantic Energies	96	7,409
NRJ Group	782	6,224
Opmobility	2,278	40,115
OVH Groupe SA (A)	37	392
Pierre Et Vacances SA (A)	10,785	20,230
Pluxee NV	2,176	26,757
Quadient SA	1,652	20,756
Remy Cointreau SA	400	17,297
Renault SA	5,383	184,551
Rexel SA	8,582	340,072
Robertet SA	23	21,491
Rubis SCA	3,578	144,990
Samse SACA	48	6,665
Savencia SA	372	26,039
SCOR SE	6,971	249,147
SEB SA	1,048	54,147
Seche Environnement SACA (C)	126	11,739
SMCP SA (A)(D)	1,921	11,548
Societe BIC SA	1,106	69,215
Societe LDC SADIR	308	35,449
Sodexo SA	2,067	106,104
SOITEC (A)	623	38,214
Sopra Steria Group	690	96,621
SPIE SA	5,882	294,546

90

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Stef SA	202	$27,600
Synergie SE	557	16,955
Technip Energies NV	5,361	226,544
Teleperformance SE	1,915	112,531
Television Francaise 1 SA	1,491	12,124
Thermador Groupe	453	37,032
Tikehau Capital SCA	1,543	29,001
Trigano SA	395	65,031
Ubisoft Entertainment SA (A)(C)	3,448	15,585
Valeo SE	8,798	107,740
Vallourec SACA	7,651	193,675
Vetoquinol SA	105	9,586
Vicat SACA	942	68,758
VIEL & Cie SA	670	11,677
Virbac SACA	97	40,062
Viridien (A)	424	66,850
Vivendi SE (A)	21,868	45,366
Voltalia SA (A)(C)	1,403	11,377
Vusion (C)	168	21,561
Wavestone	134	7,161
Worldline SA (A)(C)(D)	38,017	11,450
		5,968,391
Georgia - 0.2%
Georgia Capital PLC (A)	1,145	55,530
TBC Bank Group PLC	1,983	108,264
		163,794
Germany - 6.1%
1&1 AG (C)	881	24,292
7C Solarparken AG (A)	2,406	4,903
Adesso SE	207	13,850
Adtran Networks SE	804	21,241
AIXTRON SE	1,190	46,435
All for One Group SE	130	5,113
Allgeier SE (C)	498	9,708
AlzChem Group AG	439	87,864
Amadeus Fire AG	264	7,527
Atoss Software SE	436	38,731
Aumovio SE (A)	1,092	42,764
Aurubis AG	1,338	237,973
Basler AG (A)	486	7,075
Bechtle AG	3,835	132,253
Bertrandt AG (A)	394	6,826
Bijou Brigitte AG	340	17,393
Bilfinger SE	1,375	159,212
Borussia Dortmund GmbH & Company KGaA	4,276	15,103
BRANICKS Group AG (A)	3,005	4,803
Brenntag SE	2,328	157,695
CANCOM SE	314	8,921
Carl Zeiss Meditec AG, Bearer Shares	629	18,079
Ceconomy AG (A)	8,144	40,229
CENIT AG (A)	446	3,268
Cewe Stiftung & Company KGAA	268	29,059
CTS Eventim AG & Company KGaA	1,378	80,711
Delivery Hero SE (A)(D)	1,613	29,972
Dermapharm Holding SE	849	41,734
Deutsche Beteiligungs AG	631	18,520
Deutsche EuroShop AG	514	12,121
Deutsche Pfandbriefbank AG (D)	6,014	20,945
Deutsche Wohnen SE	952	21,142
Deutz AG	3,432	34,507
Draegerwerk AG & Company KGaA	82	6,522
Duerr AG	2,044	45,458
DWS Group GmbH & Company KGaA (D)	753	48,511
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Eckert & Ziegler SE	2,424	$41,816
Elmos Semiconductor SE	331	57,036
ElringKlinger AG	2,576	14,834
Energiekontor AG	454	20,453
Evonik Industries AG	6,159	120,857
Evotec SE (A)	1,508	7,664
Fielmann Group AG	1,241	63,180
flatexDEGIRO SE	4,062	140,080
Fraport AG Frankfurt Airport Services Worldwide (A)	1,682	146,530
Freenet AG	5,085	156,573
Fresenius Medical Care AG	4,088	185,259
Friedrich Vorwerk Group SE	501	41,453
FUCHS SE	1,198	41,481
GEA Group AG	4,017	288,091
Gerresheimer AG (C)	1,589	36,662
GFT Technologies SE	961	19,869
GRENKE AG	983	14,532
Heidelberger Druckmaschinen AG (A)	18,003	28,924
HelloFresh SE (A)	6,865	31,550
Hensoldt AG (C)	2,642	234,479
Hoenle AG (A)	420	4,018
Hornbach Holding AG & Company KGaA	497	46,902
HUGO BOSS AG (C)	1,924	83,283
Indus Holding AG	776	24,154
Init Innovation in Traffic Systems SE	364	16,958
Instone Real Estate Group SE (D)	2,299	20,619
IONOS Group SE (A)	1,009	29,572
IVU Traffic Technologies AG	665	13,975
Jenoptik AG	2,248	75,616
JOST Werke SE (D)	568	33,075
K+S AG	7,752	147,396
KION Group AG	2,944	157,305
Knaus Tabbert AG (A)	203	2,992
Koenig & Bauer AG (A)	912	8,572
Krones AG	639	86,796
KWS Saat SE & Company KGaA	556	48,967
LANXESS AG	3,724	82,334
LEG Immobilien SE	3,351	218,894
Leifheit AG	437	7,516
Medios AG (A)	61	859
MLP SE	4,791	39,365
Mutares SE & Company KGaA	663	22,250
Nagarro SE	394	22,061
Nemetschek SE	971	72,689
Nordex SE (A)	4,401	238,502
Norma Group SE	1,576	31,098
PATRIZIA SE	2,719	22,115
Puma SE	3,370	87,398
Rational AG	177	129,857
RENK Group AG	2,601	155,467
SAF-Holland SE	1,157	22,252
Salzgitter AG	1,163	50,354
Schaeffler AG	3,892	32,509
Schott Pharma AG & Company KGaA	420	6,755
Scout24 SE (D)	1,290	99,535
Secunet Security Networks AG	98	20,291
SGL Carbon SE (A)	3,072	11,905
Siltronic AG	272	17,082
Sixt SE	470	35,506
SMA Solar Technology AG (A)	839	46,565
Stabilus SE	794	14,912
STRATEC SE	258	5,110
Stroeer SE & Company KGaA	1,436	51,059

91

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Suedzucker AG (C)	2,959	$44,788
SUSS MicroTec SE	644	38,299
Symrise AG	2,598	221,849
TAG Immobilien AG	7,477	117,380
Takkt AG	1,848	5,272
TeamViewer SE (A)(D)	6,009	31,150
Technotrans SE	530	16,974
thyssenkrupp AG	27,701	244,089
TUI AG	16,120	126,946
United Internet AG	3,058	98,945
Verbio SE (A)	1,012	54,573
Vossloh AG	474	37,859
Wacker Chemie AG (C)	591	58,507
Wacker Neuson SE	1,493	31,560
Washtec AG	611	31,678
Westwing Group SE (A)	132	2,104
Wuestenrot & Wuerttembergische AG	1,566	24,836
Zalando SE (A)(D)	6,959	170,014
Zeal Network SE	298	17,036
		6,910,082
Greece - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(B)	3,303	0
Okeanis Eco Tankers Corp. (D)	733	38,214
TT Hellenic Postbank SA (A)(B)	12,594	0
		38,214
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)(B)	4,994	0
Hong Kong - 1.8%
3D-Gold Jewellery Holdings, Ltd. (A)(B)	90,000	0
APAC Resources, Ltd.	20,467	6,470
Apollo Future Mobility Group, Ltd. (A)	2,800	185
Asia Financial Holdings, Ltd.	14,000	8,185
Associated International Hotels, Ltd.	28,000	18,613
Bright Smart Securities & Commodities Group, Ltd. (A)(C)	18,000	26,956
Brightoil Petroleum Holdings, Ltd. (A)(B)	117,000	0
Burwill Holdings, Ltd. (A)(B)	292,000	0
Cafe de Coral Holdings, Ltd.	18,000	9,806
Chen Hsong Holdings	10,000	2,043
Cheuk Nang Holdings, Ltd.	3,708	595
China Solar Energy Holdings, Ltd. (A)(B)	42,500	0
Chinese Estates Holdings, Ltd.	22,000	3,362
Chow Sang Sang Holdings International, Ltd.	22,000	38,496
Chuang's Consortium International, Ltd. (A)	30,948	1,183
CITIC Telecom International Holdings, Ltd.	59,000	20,425
C-Mer Medical Holdings, Ltd.	18,000	2,988
Cowell e Holdings, Inc. (A)	8,000	26,813
Crystal International Group, Ltd. (D)	19,000	14,194
CSC Holdings, Ltd. (A)	885,000	2,861
CSI Properties, Ltd. (A)	343,092	9,226
CTF Services, Ltd.	60,863	61,100
Dah Sing Banking Group, Ltd.	18,000	28,092
Dah Sing Financial Holdings, Ltd.	6,520	33,838
Deep Source Holdings, Ltd. (A)	130,000	14,494
DFI Retail Group Holdings, Ltd.	7,100	29,828
EC Healthcare (A)	13,000	764
EganaGoldpfeil Holdings, Ltd. (A)(B)	103,373	0
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Esprit Holdings, Ltd. (A)	17,685	$2,067
Fairwood Holdings, Ltd.	3,500	1,823
Far East Consortium International, Ltd. (A)	98,508	9,933
First Pacific Company, Ltd.	76,000	53,235
Giordano International, Ltd.	82,000	15,301
Gold-Finance Holdings, Ltd. (A)(B)	62,000	0
Great Eagle Holdings, Ltd.	10,516	22,269
G-Resources Group, Ltd.	13,580	18,599
Guotai Junan International Holdings, Ltd. (C)	83,000	24,826
Hang Lung Group, Ltd.	31,000	59,267
Harbour Centre Development, Ltd.	38,000	21,913
HK AI Capital, Ltd. (A)	32,000	666
HKR International, Ltd. (A)	51,920	7,714
Hong Kong Ferry Holdings Company, Ltd.	29,000	18,503
Hong Kong Technology Venture Company, Ltd.	28,000	4,698
Hsin Chong Group Holdings, Ltd. (A)(B)	170,000	0
Hutchison Port Holdings Trust	161,400	33,175
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	11,948
Hysan Development Company, Ltd.	25,000	60,011
Johnson Electric Holdings, Ltd.	10,193	30,928
K Wah International Holdings, Ltd.	80,000	22,689
Kerry Properties, Ltd.	23,500	65,889
KLN Logistics Group, Ltd.	16,500	13,963
Kowloon Development Company, Ltd.	24,422	13,526
Lai Sun Development Company, Ltd. (A)	22,980	1,838
Langham Hospitality Investments, Ltd.	23,902	1,754
Liu Chong Hing Investment, Ltd.	16,000	9,571
Luk Fook Holdings International, Ltd.	15,000	44,576
Man Wah Holdings, Ltd.	61,600	33,945
Melco International Development, Ltd. (A)	33,000	15,415
MH Development, Ltd. (A)(B)	16,000	0
Midland Holdings, Ltd. (A)	34,734	12,466
Miramar Hotel & Investment	15,000	20,207
Modern Dental Group, Ltd.	20,000	15,675
New World Development Company, Ltd. (A)	38,000	39,457
NewOcean Energy Holdings, Ltd. (A)(B)	66,000	0
Nissin Foods Company, Ltd.	22,000	20,266
Oriental Watch Holdings	18,000	7,595
Oshidori International Holdings, Ltd. (A)	204,000	45,008
Pacific Andes International Holdings, Ltd. (A)(B)	328,006	0
Pacific Basin Shipping, Ltd.	138,000	50,577
Pacific Textiles Holdings, Ltd.	42,000	5,811
PAX Global Technology, Ltd.	32,000	17,621
PCCW, Ltd.	67,590	50,168
Peace Mark Holdings, Ltd. (A)(B)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	4,578
Pico Far East Holdings, Ltd.	60,000	19,044
Plover Bay Technologies, Ltd.	15,000	13,799
Public Financial Holdings, Ltd.	24,000	4,443
Regina Miracle International Holdings, Ltd. (D)	17,000	4,335
Shangri-La Asia, Ltd.	46,000	25,979
Shun Tak Holdings, Ltd. (A)	80,250	5,854
Singamas Container Holdings, Ltd.	114,000	9,036
SJM Holdings, Ltd. (A)(C)	118,750	31,857

92

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
SmarTone Telecommunications Holdings, Ltd.	31,500	$20,514
Solomon Systech International, Ltd. (A)	72,000	3,290
Stella International Holdings, Ltd.	20,000	36,395
Sun Hung Kai & Company, Ltd.	45,000	24,495
SUNeVision Holdings, Ltd. (C)	31,000	21,705
Television Broadcasts, Ltd. (A)	19,100	6,759
Texhong International Group, Ltd.	11,000	8,219
Texwinca Holdings, Ltd.	60,000	9,167
The Bank of East Asia, Ltd.	35,959	60,157
The Hongkong & Shanghai Hotels, Ltd. (A)	31,903	23,839
Town Health International Medical Group, Ltd.	261,361	8,670
Tradelink Electronic Commerce, Ltd.	50,000	7,019
Transport International Holdings, Ltd.	13,024	17,665
United Laboratories International Holdings, Ltd.	34,000	42,142
Upbest Group, Ltd.	164,000	13,823
Value Partners Group, Ltd.	40,000	10,189
Vitasoy International Holdings, Ltd.	34,000	27,088
Vobile Group, Ltd. (A)(C)	73,000	32,399
VSTECS Holdings, Ltd.	17,200	18,968
VTech Holdings, Ltd.	6,900	52,246
Wing On Company International, Ltd.	4,000	7,253
Wing Tai Properties, Ltd.	70,000	19,207
Xinyi Glass Holdings, Ltd. (C)	48,469	60,813
Yue Yuen Industrial Holdings, Ltd.	30,000	58,524
Yunfeng Financial Group, Ltd. (A)	26,000	9,293
		1,984,174
Ireland - 0.7%
C&C Group PLC	17,690	26,199
Cairn Homes PLC	30,473	74,935
COSMO Pharmaceuticals NV	420	44,388
DCC PLC	2,009	124,431
FBD Holdings PLC	1,936	36,940
Glanbia PLC	6,256	122,675
Glenveagh Properties PLC (A)(D)	24,326	54,822
Grafton Group PLC, CHESS Depositary Interest	7,751	92,713
Greencore Group PLC	27,357	87,578
Irish Continental Group PLC	5,309	39,111
Kerry Group PLC, Class A	969	77,152
Permanent TSB Group Holdings PLC (A)	5,786	19,403
		800,347
Isle of Man - 0.1%
Playtech PLC	11,001	48,967
Strix Group PLC (A)	6,042	2,917
		51,884
Israel - 1.2%
Adgar Investment and Development, Ltd. (A)	4,535	6,326
AFI Properties, Ltd. (A)	1	42
Africa Israel Residences, Ltd.	355	27,119
Airport City, Ltd. (A)	1	10
Alrov Properties and Lodgings, Ltd.	399	33,762
Analyst IMS Investment Management Services, Ltd.	275	10,799
Arad, Ltd.	787	11,239
Ashdod Refinery, Ltd. (A)	345	9,729
AudioCodes, Ltd.	1,269	10,672
Automatic Bank Services, Ltd.	1,109	8,661
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Azorim-Investment Development & Construction Company, Ltd.	3,848	$23,084
Blue Square Real Estate, Ltd.	215	26,631
Carasso Motors, Ltd. (A)	2,020	19,613
Cellcom Israel, Ltd.	2,530	27,382
Danel Adir Yeoshua, Ltd.	253	36,026
Danya Cebus, Ltd.	232	11,960
Delek Automotive Systems, Ltd.	633	4,087
Delta Galil, Ltd.	495	25,707
Dor Alon Energy in Israel 1988, Ltd.	420	27,925
Duniec Brothers, Ltd.	217	15,217
Electra Consumer Products 1970, Ltd.	445	10,559
Equital, Ltd. (A)	439	18,724
Formula Systems 1985, Ltd.	96	11,615
Fox Wizel, Ltd.	228	19,745
Gilat Satellite Networks, Ltd. (A)	1,452	21,950
Hamat Group, Ltd.	1,230	6,436
Hilan, Ltd.	220	13,627
IDI Insurance Company, Ltd.	440	29,334
IES Holdings, Ltd. (A)	120	21,015
Ilex Medical, Ltd.	211	4,129
Inrom Construction Industries, Ltd.	4,264	33,565
Isracard, Ltd.	6,691	29,733
Israel Discount Bank, Ltd., Class A	1	8
Isras Investment Company, Ltd.	75	19,277
Issta, Ltd.	219	7,208
Kamada, Ltd.	1,616	13,402
Kerur Holdings, Ltd.	418	11,440
Kvutzat Acro, Ltd.	1,118	15,102
Land Development Nimrodi Group, Ltd.	789	8,647
Lapidoth Capital, Ltd.	571	16,062
M Yochananof & Sons, Ltd.	155	17,837
Malam - Team, Ltd. (A)	476	12,415
Matrix IT, Ltd.	1	27
Max Stock, Ltd.	2,156	18,296
Maytronics, Ltd. (A)	960	975
Mediterranean Towers, Ltd.	4,044	21,482
Meshek Energy Renewable Energies, Ltd. (A)	6,642	23,156
Meshulam Levinstein Contracting & Engineering, Ltd.	56	8,525
Mivtach Shamir Holdings, Ltd.	243	28,977
Nawi Group, Ltd.	1,396	23,053
Neto Malinda Trading, Ltd.	451	22,176
Nexxen International, Ltd. (A)(C)	1,412	9,206
Novolog, Ltd.	20,186	6,425
Oil Refineries, Ltd.	28,946	12,511
One Software Technologies, Ltd.	1,133	21,381
OPC Energy, Ltd. (A)	1	33
OY Nofar Energy, Ltd. (A)	219	10,520
Palram Industries 1990, Ltd.	600	9,572
Perion Network, Ltd. (A)	689	7,039
Plasson Industries, Ltd.	241	11,911
Plus500, Ltd.	3,252	176,127
Prashkovsky Investments and Construction, Ltd. (A)	318	14,871
Qualitau, Ltd.	171	28,630
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	323	38,790
Retailors, Ltd.	748	8,234
Sano-Brunos Enterprises, Ltd.	145	17,783
Scope Metals Group, Ltd.	377	23,468
Shikun & Binui, Ltd. (A)	1	5
Summit Real Estate Holdings, Ltd.	1,022	17,595
Tadiran Group, Ltd.	86	5,444

93

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Tamar Petroleum, Ltd. (D)	1,923	$21,563
Telsys, Ltd.	84	7,146
Tiv Taam Holdings 1, Ltd.	3,848	15,847
YD More Investments, Ltd.	1,699	19,124
		1,307,713
Italy - 3.5%
A2A SpA	61,455	174,018
ACEA SpA	1,344	34,935
Amplifon SpA	3,025	33,374
Aquafil SpA (A)	969	1,546
Arnoldo Mondadori Editore SpA	7,965	18,352
Ascopiave SpA	4,243	16,743
Avio SpA	504	19,567
Azimut Holding SpA	4,425	168,137
Banca Generali SpA	2,463	146,982
Banca IFIS SpA	633	15,456
Banca Profilo SpA	24,032	4,148
Banco di Desio e della Brianza SpA	2,610	26,244
BasicNet SpA	1,571	11,570
BFF Bank SpA (A)(D)	6,472	10,894
Brembo NV	5,497	52,313
Brunello Cucinelli SpA	1,628	142,278
Buzzi SpA	2,278	115,169
Cairo Communication SpA (A)	4,712	14,053
Cembre SpA	370	28,612
Cementir Holding NV	2,219	39,668
CIR SpA-Compagnie Industriali (A)	42,681	33,650
Credito Emiliano SpA	3,091	52,383
Danieli & C Officine Meccaniche SpA	197	13,472
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	104,721
Davide Campari-Milano NV	12,720	90,881
De'Longhi SpA	1,031	36,235
Enav SpA (D)	10,341	62,187
ERG SpA	1,359	34,697
Esprinet SpA	2,412	13,881
Fila SpA	2,245	24,015
Fincantieri SpA (A)	3,166	48,853
FinecoBank SpA	827	18,400
Garofalo Health Care SpA	1,776	9,468
Geox SpA (A)	11,885	3,577
Hera SpA	33,574	154,867
IMMSI SpA	6,756	3,696
Infrastrutture Wireless Italiane SpA (C)(D)	1,291	10,303
Intercos SpA	1,065	15,320
Interpump Group SpA	728	27,796
Iren SpA	30,720	86,904
Italgas SpA	23,782	277,038
Italmobiliare SpA	405	12,362
Iveco Group NV	7,049	157,917
Lottomatica Group SpA	7,659	221,153
Maire SpA	7,306	113,731
MARR SpA	998	8,752
MFE-MediaForEurope NV, Class A	7,138	20,775
MFE-MediaForEurope NV, Class B	3,783	14,591
Moltiply Group SpA	424	15,681
Nexi SpA (C)(D)	13,328	49,646
OVS SpA (D)	5,774	29,983
Pharmanutra SpA	268	24,641
Piaggio & C SpA	4,580	8,213
Pirelli & C. SpA (D)	12,309	85,172
RAI Way SpA (D)	5,678	38,763
Recordati Industria Chimica e Farmaceutica SpA	1,863	106,673
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Reply SpA	1,004	$94,486
Sabaf SpA	338	5,440
Safilo Group SpA (A)	8,728	17,288
Saipem SpA	62,658	286,684
Salvatore Ferragamo SpA (A)	2,238	18,123
Sanlorenzo SpA	556	20,005
Sesa SpA	103	9,572
Sogefi SpA	3,551	7,806
SOL SpA	1,145	77,584
Tamburi Investment Partners SpA	4,666	42,118
Technogym SpA (D)	4,677	94,474
Telecom Italia SpA (A)	32,471	22,798
Telecom Italia SpA, Savings Shares (A)	156,631	129,360
Webuild SpA	14,544	38,659
Wiit SpA	839	25,671
		3,994,524
Japan - 22.3%
A&D HOLON Holdings Company, Ltd.	900	14,769
Achilles Corp.	1,000	8,478
ADEKA Corp.	3,600	84,126
Ad-sol Nissin Corp.	1,600	14,610
Advan Group Company, Ltd.	1,000	5,847
Aeon Fantasy Company, Ltd.	400	5,920
AEON Financial Service Company, Ltd.	4,300	42,930
Aeon Hokkaido Corp.	1,800	10,115
Ai Holdings Corp.	1,900	32,797
Aica Kogyo Company, Ltd.	1,800	41,286
Aichi Corp.	1,800	14,968
Aichi Steel Corp.	800	14,611
Aichi Tokei Denki Company, Ltd.	900	16,783
Aida Engineering, Ltd.	2,700	18,617
Aiful Corp.	8,600	24,535
Ain Holdings, Inc.	1,100	39,431
Aiphone Company, Ltd.	600	10,324
Airman Corp.	1,200	14,710
Airport Facilities Company, Ltd.	1,200	7,375
Airtrip Corp.	900	3,913
Aisan Industry Company, Ltd.	800	9,522
Akatsuki, Inc.	400	6,930
Akebono Brake Industry Company, Ltd. (A)	9,400	7,166
Albis Company, Ltd.	500	8,165
Alconix Corp.	1,600	27,043
Alfresa Holdings Corp.	5,100	82,363
Alpen Company, Ltd.	1,100	14,352
Alps Alpine Company, Ltd.	7,000	94,941
Altech Corp.	1,100	18,057
Amano Corp.	2,200	52,894
Amuse, Inc.	400	5,175
Amvis Holdings, Inc.	300	799
and ST HD Company, Ltd.	620	11,642
Anest Iwata Corp.	1,800	18,378
Anicom Holdings, Inc.	3,700	32,514
Anycolor, Inc.	1,400	26,051
AOKI Holdings, Inc.	1,700	17,405
Aoyama Trading Company, Ltd.	7,500	38,372
Aoyama Zaisan Networks Company, Ltd.	1,100	9,027
Aozora Bank, Ltd.	700	11,216
Appier Group, Inc.	3,500	17,743
Arakawa Chemical Industries, Ltd.	1,400	11,385
Arata Corp.	1,400	26,342
ARCLANDS Corp.	1,770	20,034
Arcs Company, Ltd.	2,125	50,763
ARE Holdings, Inc.	1,800	39,261
Arealink Company, Ltd.	2,000	13,724

94

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Argo Graphics, Inc.	4,000	$36,816
Arisawa Manufacturing Company, Ltd.	600	8,801
Artience Company, Ltd.	1,100	26,502
As One Corp.	2,000	28,158
Asahi Company, Ltd.	800	6,741
Asahi Diamond Industrial Company, Ltd.	3,900	29,890
Asahi Yukizai Corp.	400	14,360
ASKA Pharmaceutical Holdings Company, Ltd.	800	12,110
ASKUL Corp.	2,000	14,177
Atsugi Company, Ltd. (A)	1,200	7,003
Aucnet, Inc.	4,400	33,744
Autobacs Seven Company, Ltd.	3,400	33,718
Avant Group Corp.	900	7,366
Avex, Inc.	2,800	21,313
Axial Retailing, Inc.	3,200	25,233
AZ-COM MARUWA Holdings, Inc.	3,100	17,485
Bando Chemical Industries, Ltd.	1,600	20,736
Bank of the Ryukyus, Ltd.	800	11,508
Belc Company, Ltd.	500	23,902
Bell System24 Holdings, Inc.	1,300	11,971
Belluna Company, Ltd.	3,300	18,381
Bic Camera, Inc.	3,800	41,633
BIPROGY, Inc.	700	20,604
Blue Zones Holdings Company, Ltd.	1,500	18,043
BML, Inc.	1,000	25,918
Bourbon Corp.	500	10,238
Buffalo, Inc.	1,000	15,234
Bunka Shutter Company, Ltd.	1,600	19,513
Business Brain Showa-Ota, Inc.	2,100	12,406
C Uyemura & Company, Ltd.	500	63,818
CAC Holdings Corp.	900	10,362
Calbee, Inc.	1,300	25,310
Carlit Company, Ltd.	2,100	33,765
Cawachi, Ltd.	900	17,081
CCI Group, Inc.	9,000	54,283
Celsys, Inc.	1,100	9,255
Central Automotive Products, Ltd.	1,500	18,133
Central Glass Company, Ltd.	800	20,351
Central Security Patrols Company, Ltd.	700	13,382
Central Sports Company, Ltd.	600	9,007
Ceres, Inc.	600	5,515
Change Holdings, Inc. (C)	1,700	10,168
Charm Care Corp. KK	1,000	8,250
Chino Corp.	800	7,459
Chiyoda Company, Ltd.	800	5,202
Chiyoda Integre Company, Ltd.	800	16,954
Chori Company, Ltd.	800	21,538
Chudenko Corp.	1,300	38,150
Chuetsu Pulp & Paper Company, Ltd.	500	5,888
Chugai Ro Company, Ltd.	500	13,432
Chugin Financial Group, Inc.	4,500	81,137
Chugoku Marine Paints, Ltd.	1,400	29,850
Citizen Watch Company, Ltd.	8,700	94,215
CKD Corp.	2,400	68,307
Cleanup Corp.	2,100	12,294
CMK Corp.	3,700	13,131
COLOPL, Inc.	3,200	8,565
Colowide Company, Ltd.	3,200	36,725
Comture Corp.	1,000	9,243
Corona Corp.	300	1,801
Cosel Company, Ltd.	1,200	8,681
Cosmos Pharmaceutical Corp.	200	8,605
Cota Company, Ltd.	675	5,039
Create Restaurants Holdings, Inc. (C)	11,600	56,048
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Create SD Holdings Company, Ltd.	1,100	$22,955
Creek & River Company, Ltd.	800	7,193
Cresco, Ltd.	1,600	14,518
CTS Company, Ltd.	1,900	10,969
Curves Holdings Company, Ltd.	2,000	9,476
Cybozu, Inc.	900	11,873
Dai Nippon Toryo Company, Ltd.	1,200	9,379
Daicel Corp.	2,100	16,637
Dai-Dan Company, Ltd.	3,600	61,843
Daido Metal Company, Ltd.	1,900	10,649
Daido Steel Company, Ltd.	4,600	54,570
Daiei Kankyo Company, Ltd.	700	17,376
Daiichi Jitsugyo Company, Ltd.	1,200	24,945
Daiichi Kensetsu Corp.	1,300	31,731
Daiichikosho Company, Ltd.	2,800	29,998
Daiken Medical Company, Ltd.	400	1,144
Daiki Aluminium Industry Company, Ltd.	1,500	13,586
Daikoku Denki Company, Ltd.	800	12,484
Daikokutenbussan Company, Ltd.	300	9,275
Daikyonishikawa Corp.	1,900	10,075
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	1,200	8,294
Daio Paper Corp.	4,200	27,603
Daiseki Company, Ltd.	1,360	33,452
Daishi Hokuetsu Financial Group, Inc.	6,600	80,133
Daishinku Corp.	1,600	6,029
Daito Pharmaceutical Company, Ltd.	1,540	14,098
Daitron Company, Ltd.	1,200	20,622
Daiwa Industries, Ltd.	2,000	24,723
Daiwabo Holdings Company, Ltd.	2,900	57,098
DCM Holdings Company, Ltd.	5,100	51,914
DeNA Company, Ltd.	1,100	17,146
Denka Company, Ltd.	3,400	77,678
Denyo Company, Ltd.	900	19,733
Dexerials Corp.	2,700	37,612
DIC Corp.	2,700	63,363
Digital Hearts Holdings Company, Ltd.	900	4,816
Dip Corp. (C)	1,400	18,503
DKK Company, Ltd.	1,000	19,318
DKS Company, Ltd.	400	19,688
DMG Mori Company, Ltd.	1,500	23,172
Doshisha Company, Ltd.	1,000	21,218
Doutor Nichires Holdings Company, Ltd.	1,000	18,573
Dowa Holdings Company, Ltd.	400	22,901
DTS Corp.	5,200	34,174
Duskin Company, Ltd.	1,600	42,628
DyDo Group Holdings, Inc.	600	9,923
Eagle Industry Company, Ltd.	1,300	23,969
Earth Corp.	400	12,017
Ebara Jitsugyo Company, Ltd.	1,600	24,694
Ebase Company, Ltd.	1,200	3,138
EDION Corp.	2,700	36,906
EF-ON, Inc.	1,500	3,524
eGuarantee, Inc.	2,000	20,588
Eizo Corp.	1,600	20,967
Elan Corp.	700	3,217
Elecom Company, Ltd.	1,600	16,388
EM Systems Company, Ltd.	1,400	5,850
en-japan, Inc.	800	5,770
eRex Company, Ltd.	1,900	11,649
ES-Con Japan, Ltd.	1,500	10,318
ESPEC Corp.	800	15,479
Exedy Corp.	700	24,996
EXEO Group, Inc.	5,200	89,381

95

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Ezaki Glico Company, Ltd.	2,000	$74,456
FCC Company, Ltd.	1,100	22,971
FDK Corp. (A)	300	903
Feed One Company, Ltd.	1,600	12,109
Ferrotec Corp.	2,000	82,347
Financial Partners Group Company, Ltd.	1,100	11,209
Fixstars Corp.	2,300	17,751
FP Corp.	1,100	16,518
France Bed Holdings Company, Ltd. (C)	2,200	17,980
Fudo Tetra Corp.	1,080	20,448
Fuji Company, Ltd.	800	10,530
Fuji Corp. (Aichi)	600	18,321
Fuji Corp., Ltd.	1,300	6,639
Fuji Kyuko Company, Ltd.	800	12,375
Fuji Oil Company, Ltd. (Osaka)	1,400	32,064
Fuji Pharma Company, Ltd.	1,400	21,276
Fuji Seal International, Inc.	2,100	34,721
Fujibo Holdings, Inc.	2,100	48,743
Fujicco Company, Ltd.	1,500	14,990
Fujikura Kasei Company, Ltd.	2,000	14,840
Fujimi, Inc.	2,400	42,201
Fujisash Company, Ltd.	490	2,743
Fujita Kanko, Inc.	1,000	13,076
Fujiya Company, Ltd.	500	7,804
Fukuda Corp.	200	10,610
Fukuda Denshi Company, Ltd.	700	43,181
Fukui Computer Holdings, Inc.	300	5,958
Fukuyama Transporting Company, Ltd.	1,000	33,984
FULLCAST Holdings Company, Ltd.	1,000	10,537
Funai Soken Holdings, Inc.	3,600	26,101
Furuno Electric Company, Ltd.	800	31,997
Furuya Metal Company, Ltd.	900	34,599
Furyu Corp.	1,300	10,206
Fuso Chemical Company, Ltd.	3,000	53,535
Fuso Pharmaceutical Industries, Ltd.	500	7,516
Futaba Corp.	1,600	6,492
Futaba Industrial Company, Ltd.	3,400	21,116
Future Corp.	2,400	24,289
Fuyo General Lease Company, Ltd.	1,200	32,480
G-7 Holdings, Inc.	2,000	17,070
Gakken Holdings Company, Ltd.	1,600	10,075
Galilei Company, Ltd.	1,000	22,624
Gecoss Corp.	400	4,477
Geo Holdings Corp.	1,900	20,456
GLOBERIDE, Inc.	1,200	16,135
Glory, Ltd.	2,100	53,771
GMO Financial Gate, Inc.	400	13,345
GMO Financial Holdings, Inc.	1,600	9,130
GMO GlobalSign Holdings KK	500	6,090
GMO internet group, Inc.	1,900	34,924
GMO Payment Gateway, Inc.	500	26,132
Goldcrest Company, Ltd.	990	21,050
Goldwin, Inc.	1,200	17,042
Grems, Inc.	800	14,039
GS Yuasa Corp.	3,000	103,126
G-Tekt Corp.	1,200	13,967
Gun-Ei Chemical Industry Company, Ltd.	400	13,507
GungHo Online Entertainment, Inc.	800	12,410
Gunze, Ltd.	1,600	37,699
H.U. Group Holdings, Inc.	1,600	32,548
H2O Retailing Corp.	2,600	39,780
Hagihara Industries, Inc.	800	8,799
Hagiwara Electric Holdings Company, Ltd.	500	11,594
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hakudo Company, Ltd. (C)	600	$9,685
Hakuhodo DY Holdings, Inc.	5,800	38,211
Halows Company, Ltd.	600	16,248
Hamakyorex Company, Ltd.	2,800	31,526
Hanwa Company, Ltd.	7,500	75,217
Hazama Ando Corp.	5,490	68,701
Heiwado Company, Ltd.	500	9,369
Hennge KK	1,000	5,881
Hiday Hidaka Corp.	600	11,235
HI-LEX Corp.	600	10,857
Hino Motors, Ltd. (A)	10,400	25,280
Hioki EE Corp.	500	22,551
Hirano Tecseed Company, Ltd.	1,100	11,933
Hirogin Holdings, Inc.	4,400	49,174
Hiroshima Gas Company, Ltd. (C)	4,900	12,449
HIS Company, Ltd.	2,500	16,611
Hisaka Works, Ltd.	2,000	19,596
Hisamitsu Pharmaceutical Company, Inc.	500	19,041
Hochiki Corp.	1,800	23,980
Hokkaido Electric Power Company, Inc.	5,900	40,161
Hokkaido Gas Company, Ltd.	3,000	16,765
Hokkan Holdings, Ltd.	1,000	14,082
Hokko Chemical Industry Company, Ltd.	700	7,681
Hokuetsu Corp.	4,900	28,575
Hokuriku Electric Power Company	7,400	50,846
Hokuto Corp.	1,600	19,252
H-One Company, Ltd.	1,000	7,557
Honeys Holdings Company, Ltd.	1,350	12,450
Hoosiers Holdings Company, Ltd.	2,100	15,836
Hosiden Corp.	1,700	28,067
Hosokawa Micron Corp.	600	22,280
House Foods Group, Inc.	1,000	19,232
HS Holdings Company, Ltd.	1,000	7,743
IBJ, Inc.	1,800	7,693
Ichibanya Company, Ltd.	3,900	22,665
Ichikoh Industries, Ltd.	2,300	7,254
Ichiyoshi Securities Company, Ltd.	1,200	11,235
Icom, Inc.	500	9,367
IDEC Corp.	1,600	30,567
IDOM, Inc.	1,300	10,431
Iino Kaiun Kaisha, Ltd.	2,900	32,595
Imasen Electric Industrial	500	2,658
Imuraya Group Company, Ltd.	300	4,595
Inaba Denki Sangyo Company, Ltd.	4,200	70,102
Inaba Seisakusho Company, Ltd.	200	2,172
Inabata & Company, Ltd.	2,000	50,440
Ines Corp.	900	11,117
INFRONEER Holdings, Inc.	1,700	23,585
Insource Company, Ltd.	300	1,342
Intage Holdings, Inc.	468	4,994
Internet Initiative Japan, Inc.	2,400	37,280
Inui Global Logistics Company, Ltd.	1,600	14,990
IR Japan Holdings, Ltd.	400	1,818
Iriso Electronics Company, Ltd.	1,000	20,604
Iseki & Company, Ltd.	1,200	11,980
Ishihara Sangyo Kaisha, Ltd.	2,100	37,820
ITFOR, Inc.	1,000	10,540
ITmedia, Inc. (C)	900	9,128
Ito En, Ltd.	1,900	35,637
Itochu Enex Company, Ltd.	2,700	34,232
Itochu-Shokuhin Company, Ltd.	300	24,626
Itoham Yonekyu Holdings, Inc.	1,100	39,930
Itoki Corp.	2,100	41,227
IwaiCosmo Holdings, Inc.	900	20,379
Iwatani Corp.	5,000	64,324

96

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Izumi Company, Ltd.	4,200	$27,595
J Trust Company, Ltd.	6,286	21,493
Jaccs Company, Ltd.	900	23,134
Jade Group, Inc.	400	3,815
JAFCO Group Company, Ltd.	1,200	17,221
JANOME Corp.	1,200	9,668
Japan Airport Terminal Company, Ltd.	1,200	39,729
Japan Aviation Electronics Industry, Ltd.	2,300	33,482
Japan Cash Machine Company, Ltd.	700	4,591
Japan Communications, Inc. (A)	15,200	12,451
Japan Elevator Service Holdings Company, Ltd.	4,000	41,362
Japan Investment Adviser Company, Ltd.	2,000	24,177
Japan Lifeline Company, Ltd.	3,000	26,236
Japan Material Company, Ltd.	2,900	30,180
Japan Medical Dynamic Marketing, Inc.	900	3,086
Japan Petroleum Exploration Company, Ltd.	4,100	67,530
Japan Property Management Center Company, Ltd.	800	6,683
Japan Pulp & Paper Company, Ltd.	6,000	39,805
Japan Securities Finance Company, Ltd.	3,300	43,983
Japan Transcity Corp.	3,100	24,535
Japan Wool Textile Company, Ltd.	1,500	17,311
JBCC Holdings, Inc.	2,400	18,400
JCU Corp.	800	27,839
Jeol, Ltd.	1,500	55,869
JGC Holdings Corp.	4,400	64,715
JINS Holdings, Inc.	300	9,782
JINUSHI Company, Ltd.	1,100	22,985
JM Holdings Company, Ltd.	1,200	11,807
JMS Company, Ltd.	500	1,348
J-Oil Mills, Inc.	1,200	15,337
Joshin Denki Company, Ltd.	1,100	19,664
Joyful Honda Company, Ltd.	1,900	25,484
JSB Company, Ltd.	800	25,416
JSP Corp.	800	11,714
JTEKT Corp.	4,000	42,913
Juki Corp.	1,400	5,631
Juroku Financial Group, Inc.	6,500	74,374
Justsystems Corp.	800	17,814
JVCKenwood Corp.	6,770	48,102
K&O Energy Group, Inc.	800	28,186
Kaga Electronics Company, Ltd.	1,200	28,736
Kagome Company, Ltd.	2,300	40,821
Kakaku.com, Inc.	2,500	32,910
Kaken Pharmaceutical Company, Ltd.	1,200	31,548
Kamakura Shinsho, Ltd.	1,200	3,552
Kameda Seika Company, Ltd.	2,100	19,151
Kamei Corp.	1,300	27,456
Kanaden Corp.	1,100	14,518
Kanadevia Corp.	5,500	36,021
Kanagawa Chuo Kotsu Company, Ltd.	700	15,499
Kanamic Network Company, Ltd.	600	1,961
Kanamoto Company, Ltd.	600	16,727
Kaneka Corp.	1,400	42,853
Kanematsu Corp.	7,000	99,806
Kansai Paint Company, Ltd.	2,900	43,475
Kanto Denka Kogyo Company, Ltd.	2,000	17,660
Kasumigaseki Capital Company, Ltd.	300	12,154
Katitas Company, Ltd.	1,800	36,079
Kato Sangyo Company, Ltd.	1,100	46,783
Kato Works Company, Ltd.	400	3,539
Kawada Technologies, Inc.	1,800	17,583
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
KeePer Technical Laboratory Company, Ltd. (C)	500	$9,573
Keihan Holdings Company, Ltd.	2,200	44,957
Keihanshin Building Company, Ltd.	2,000	24,837
Keikyu Corp.	3,000	29,086
Keio Corp.	4,000	19,627
Kenko Mayonnaise Company, Ltd.	900	12,688
KH Neochem Company, Ltd.	1,500	26,130
Kimoto Company, Ltd.	3,000	5,013
King Jim Company, Ltd.	1,400	7,165
Kissei Pharmaceutical Company, Ltd.	1,100	32,699
Ki-Star Real Estate Company, Ltd.	1,200	25,197
Kitz Corp.	1,500	17,263
Koa Corp.	1,700	16,047
Koatsu Gas Kogyo Company, Ltd.	3,000	21,046
Kobe Electric Railway Company, Ltd. (C)	300	4,631
Kohnan Shoji Company, Ltd.	1,200	31,130
Kokuyo Company, Ltd.	2,900	15,729
Komatsu Matere Company, Ltd.	1,700	8,400
KOMEDA Holdings Company, Ltd.	2,000	37,439
Komeri Company, Ltd.	1,500	33,492
Komori Corp.	2,300	22,690
Kondotec, Inc.	1,300	12,441
Konica Minolta, Inc.	14,200	47,643
Konishi Company, Ltd.	3,100	27,166
Konoike Transport Company, Ltd.	1,700	31,664
Kose Holdings Corp.	1,200	44,884
Koshidaka Holdings Company, Ltd.	1,500	10,267
Kotobuki Spirits Company, Ltd.	2,500	29,101
KRS Corp.	1,100	19,768
K's Holdings Corp.	5,700	60,541
Kumagai Gumi Company, Ltd.	4,200	41,633
Kumiai Chemical Industry Company, Ltd.	3,400	16,847
Kura Sushi, Inc. (C)	1,100	25,274
Kurabo Industries, Ltd.	300	16,122
Kuraray Company, Ltd.	7,100	74,855
Kureha Corp.	1,500	38,236
Kurimoto, Ltd.	1,000	9,884
Kusuri no Aoki Holdings Company, Ltd.	2,100	51,363
KYB Corp.	2,000	53,852
Kyodo Printing Company, Ltd.	2,000	20,359
Kyoei Steel, Ltd.	300	4,458
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	16,525
Kyokuyo Company, Ltd.	700	22,085
Kyorin Pharmaceutical Company, Ltd.	1,900	19,929
Kyoritsu Maintenance Company, Ltd.	2,800	43,455
Kyosan Electric Manufacturing Company, Ltd.	2,000	7,853
Kyushu Financial Group, Inc.	3,600	26,514
LA Holdings Company, Ltd.	200	11,300
LEC, Inc.	1,600	11,427
Leopalace21 Corp.	6,400	26,020
Life Corp.	1,600	25,786
Lifedrink Company, Inc.	1,600	12,128
LIFULL Company, Ltd.	3,800	4,647
Link And Motivation, Inc.	2,300	8,136
Lintec Corp.	1,900	55,312
Lion Corp.	5,300	55,725
Litalico, Inc.	1,300	9,403
M&A Capital Partners Company, Ltd.	1,000	18,701
Mabuchi Motor Company, Ltd.	6,400	64,476
Maeda Kosen Company, Ltd.	2,200	27,167

97

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Maezawa Kasei Industries Company, Ltd.	1,100	$14,945
Maezawa Kyuso Industries Company, Ltd.	1,800	17,860
Makino Milling Machine Company, Ltd. (A)	800	57,881
Management Solutions Company, Ltd.	1,300	10,576
Mandom Corp. (A)	1,600	31,158
Mani, Inc.	3,500	33,775
MarkLines Company, Ltd.	400	3,903
Mars Group Holdings Corp.	700	13,376
Marubun Corp.	200	1,430
Marudai Food Company, Ltd.	1,600	23,130
Maruichi Steel Tube, Ltd.	8,100	73,941
Marvelous, Inc.	1,400	4,051
Matsuda Sangyo Company, Ltd.	500	19,934
Matsui Securities Company, Ltd.	4,900	29,362
Matsuyafoods Holdings Company, Ltd.	200	7,208
Max Company, Ltd.	2,800	28,686
Maxell, Ltd.	2,200	29,219
Maxvalu Tokai Company, Ltd.	1,100	25,202
MCJ Company, Ltd. (A)	3,200	46,627
MEC Company, Ltd.	700	29,277
Media Do Company, Ltd.	600	5,983
Medikit Company, Ltd.	500	9,450
Medley, Inc. (A)	800	9,690
Megmilk Snow Brand Company, Ltd.	1,400	28,578
Meidensha Corp.	800	39,669
MEITEC Group Holdings, Inc.	2,000	41,408
Meito Company, Ltd. (C)	900	16,994
Menicon Company, Ltd.	2,500	27,271
Mercari, Inc. (A)	2,600	61,216
METAWATER Company, Ltd.	1,600	35,060
Micronics Japan Company, Ltd.	800	49,824
Midac Holdings Company, Ltd.	500	6,124
Mie Kotsu Group Holdings, Inc.	3,700	12,858
Milbon Company, Ltd.	912	15,580
MIRAIT ONE Corp.	4,240	98,034
Mirarth Holdings, Inc.	6,300	15,999
Miroku Jyoho Service Company, Ltd.	700	7,740
Mitani Corp.	2,000	29,134
Mitani Sekisan Company, Ltd.	1,600	17,840
Mitsuba Corp.	2,300	17,819
Mitsubishi Logistics Corp.	2,800	23,642
Mitsubishi Motors Corp.	19,200	38,553
Mitsubishi Paper Mills, Ltd.	2,600	13,812
Mitsubishi Pencil Company, Ltd.	1,500	22,136
Mitsubishi Research Institute, Inc.	500	14,867
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	11,516
Mitsui DM Sugar Company, Ltd.	1,000	21,547
Mitsui High-Tec, Inc.	2,500	9,623
Mitsui Matsushima Holdings Company, Ltd.	1,500	12,744
Mitsui-Soko Holdings Company, Ltd.	2,700	68,820
Mitsuuroko Group Holdings Company, Ltd.	1,900	29,193
Miura Company, Ltd.	1,800	36,105
Mixi, Inc.	1,800	28,973
Mizuho Leasing Company, Ltd.	4,000	35,420
Mochida Pharmaceutical Company, Ltd.	900	19,975
Morinaga & Company, Ltd.	3,000	51,217
Morinaga Milk Industry Company, Ltd.	3,000	90,595
Morita Holdings Corp.	2,200	37,949
MOS Food Services, Inc.	1,000	26,869
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
MrMax Holdings, Ltd.	1,700	$7,999
m-up Holdings, Inc.	4,000	16,343
Musashi Seimitsu Industry Company, Ltd.	1,600	27,777
Nachi-Fujikoshi Corp.	600	17,316
Nafco Company, Ltd.	1,100	14,797
Nagano Keiki Company, Ltd.	800	14,055
Nagase & Company, Ltd.	12,000	89,239
Nagoya Railroad Company, Ltd.	6,500	71,012
Nakamuraya Company, Ltd.	300	6,264
Nakanishi, Inc.	2,600	45,148
Nakayama Steel Works, Ltd.	1,100	4,315
Namura Shipbuilding Company, Ltd.	1,152	31,951
Nankai Electric Railway Company, Ltd.	3,000	58,378
Natori Company, Ltd.	700	8,457
NEC Capital Solutions, Ltd.	800	20,728
Neturen Company, Ltd.	2,300	18,548
Nextage Company, Ltd.	1,900	38,653
Nice Corp.	600	7,947
Nichias Corp.	6,900	128,740
Nichiban Company, Ltd.	700	8,326
Nichicon Corp.	600	6,759
Nichiden Corp.	600	9,165
Nichiha Corp.	1,200	24,795
Nichirei Corp.	4,600	57,153
Nichireki Group Company, Ltd.	1,200	16,160
Nichirin Company, Ltd.	1,040	26,859
Nifco, Inc.	1,400	39,701
Nihon Dempa Kogyo Company, Ltd.	2,500	19,249
Nihon Flush Company, Ltd.	1,000	5,072
Nihon House Holdings Company, Ltd.	1,000	2,000
Nihon Kagaku Sangyo Company, Ltd.	1,000	15,248
Nihon Kohden Corp.	1,200	11,260
Nihon M&A Center Holdings, Inc.	9,700	39,277
Nihon Parkerizing Company, Ltd.	3,900	36,123
Nihon Tokushu Toryo Company, Ltd.	1,000	13,920
Nikkiso Company, Ltd.	2,100	33,705
Nikkon Holdings Company, Ltd. (C)	4,400	119,022
Nippn Corp.	1,600	27,373
Nippon Air Conditioning Services Company, Ltd.	1,600	15,158
Nippon Beet Sugar Manufacturing Company, Ltd.	900	23,465
Nippon Carbon Company, Ltd.	500	14,290
Nippon Chemical Industrial Company, Ltd.	700	12,814
Nippon Chemi-Con Corp.	1,100	10,188
Nippon Coke & Engineering Company, Ltd. (A)	18,000	13,257
Nippon Concrete Industries Company, Ltd. (C)	2,600	5,198
Nippon Denko Company, Ltd.	6,530	17,361
Nippon Densetsu Kogyo Company, Ltd.	2,100	64,980
Nippon Electric Glass Company, Ltd.	2,200	84,673
Nippon Gas Company, Ltd.	4,300	80,368
Nippon Hume Corp. (C)	2,600	18,093
Nippon Kayaku Company, Ltd.	5,300	59,692
Nippon Kodoshi Corp.	800	18,005
Nippon Light Metal Holdings Company, Ltd.	2,820	50,758
Nippon Paper Industries Company, Ltd.	4,600	37,465
Nippon Parking Development Company, Ltd.	8,400	14,246
Nippon Rietec Company, Ltd.	300	4,910
Nippon Seiki Company, Ltd.	1,300	19,410

98

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Sharyo, Ltd.	600	$13,259
Nippon Sheet Glass Company, Ltd. (A)	4,100	12,777
Nippon Shinyaku Company, Ltd.	1,800	59,214
Nippon Shokubai Company, Ltd.	3,200	46,313
Nippon Signal Company, Ltd.	3,000	30,802
Nippon Soda Company, Ltd.	1,200	27,034
Nippon Thompson Company, Ltd.	4,700	26,102
Nippon Yakin Kogyo Company, Ltd.	300	8,985
Nipro Corp.	6,700	65,962
Nishikawa Rubber Company, Ltd.	700	16,002
Nishimatsu Construction Company, Ltd.	1,500	54,747
Nishi-Nippon Financial Holdings, Inc.	2,200	53,071
Nishi-Nippon Railroad Company, Ltd.	2,400	46,099
Nishio Holdings Company, Ltd.	800	22,175
Nissan Shatai Company, Ltd.	3,400	20,767
Nissei ASB Machine Company, Ltd.	500	23,927
Nissei Plastic Industrial Company, Ltd.	1,600	8,794
Nissha Company, Ltd.	2,300	17,918
Nisshinbo Holdings, Inc.	4,768	44,580
Nisso Holdings Company, Ltd. (C)	2,400	9,338
Nissui Corp.	9,200	78,427
Nitta Corp.	800	22,634
Nittetsu Mining Company, Ltd.	3,000	48,819
Nitto Kogyo Corp.	600	16,265
Nitto Kohki Company, Ltd.	1,000	10,340
Nitto Seiko Company, Ltd.	1,700	8,226
Noevir Holdings Company, Ltd.	800	22,931
Nojima Corp.	9,600	66,554
NOK Corp.	900	16,309
Noritake Company, Ltd.	1,000	19,981
Noritsu Koki Company, Ltd.	3,000	38,960
Noritz Corp.	2,100	30,888
North Pacific Bank, Ltd.	12,900	78,616
NPR-RIKEN Corp.	1,200	29,037
NS Tool Company, Ltd.	800	4,186
NS United Kaiun Kaisha, Ltd.	100	4,716
NSD Company, Ltd.	2,200	38,055
NSK, Ltd.	4,200	29,763
NTN Corp.	18,400	38,136
Nxera Pharma Company, Ltd. (A)	4,400	24,748
Obara Group, Inc.	600	19,936
Ohsho Food Service Corp.	600	11,765
Oiles Corp.	1,380	21,134
Okabe Company, Ltd.	2,600	15,578
Okamoto Industries, Inc.	600	22,736
Okamura Corp.	2,000	31,503
Okasan Securities Group, Inc.	7,000	37,048
Oki Electric Industry Company, Ltd.	3,000	50,867
Okinawa Cellular Telephone Company	1,600	34,949
Okinawa Financial Group, Inc.	1,140	38,641
OKUMA Corp.	2,200	50,772
Okumura Corp.	1,200	48,558
Okuwa Company, Ltd.	1,000	5,216
Onoken Company, Ltd.	1,500	13,244
Onward Holdings Company, Ltd.	2,400	10,874
Open Up Group, Inc.	1,200	13,649
Optex Group Company, Ltd.	1,900	32,125
Optim Corp. (A)	700	1,866
Orient Corp.	3,180	19,517
Oriental Shiraishi Corp.	7,600	18,128
Oro Company, Ltd.	700	8,350
Osaka Organic Chemical Industry, Ltd.	800	18,091
Osaka Steel Company, Ltd. (A)	700	12,171
Osaki Electric Company, Ltd.	3,000	32,967
OSG Corp.	3,900	63,529
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Oyo Corp.	1,300	$23,774
Pacific Industrial Company, Ltd. (A)	700	13,499
Pacific Metals Company, Ltd.	1,100	18,848
PAL GROUP Holdings Company, Ltd.	2,800	25,689
PALTAC Corp.	1,200	36,816
Park24 Company, Ltd.	4,200	51,236
Pasona Group, Inc.	1,300	15,321
Penta-Ocean Construction Company, Ltd.	8,100	86,151
PIA Corp.	500	10,505
Pickles Holdings Company, Ltd.	800	5,974
Pigeon Corp.	5,500	56,872
PILLAR Corp.	500	22,981
Pilot Corp.	1,200	35,915
Piolax, Inc.	1,200	12,154
PKSHA Technology, Inc. (A)	500	8,631
Pole To Win Holdings, Inc.	2,000	3,708
Premium Group Company, Ltd.	900	9,649
Premium Water Holdings, Inc.	400	9,539
Press Kogyo Company, Ltd.	2,500	13,097
Prestige International, Inc.	5,000	21,455
Prima Meat Packers, Ltd.	1,500	26,052
Procrea Holdings, Inc.	2,344	46,940
Pronexus, Inc.	600	4,319
PS Construction Company, Ltd.	800	13,884
Punch Industry Company, Ltd.	1,300	3,921
QB Net Holdings Company, Ltd.	1,800	15,375
Qol Holdings Company, Ltd.	1,400	16,551
Quick Company, Ltd.	2,400	12,816
Raccoon Holdings, Inc.	800	3,330
Raito Kogyo Company, Ltd.	1,300	31,925
Raiznext Corp.	2,000	28,896
Rakus Company, Ltd.	2,400	11,441
Rasa Industries, Ltd.	3,000	31,829
Relo Group, Inc.	2,800	33,765
Rengo Company, Ltd.	8,600	69,706
RENOVA, Inc. (A)	1,400	7,563
Resorttrust, Inc.	4,800	52,756
Retail Partners Company, Ltd.	300	2,406
Rheon Automatic Machinery Company, Ltd.	1,500	13,947
Ricoh Leasing Company, Ltd.	800	29,527
Riken Keiki Company, Ltd.	700	13,316
Riken Vitamin Company, Ltd.	1,400	25,586
Rinnai Corp.	1,400	32,715
Rion Company, Ltd.	500	8,754
Riso Kyoiku Group Corp.	3,400	4,159
Rock Field Company, Ltd.	1,000	8,888
Rohto Pharmaceutical Company, Ltd.	1,600	24,578
Rokko Butter Company, Ltd.	600	4,387
Roland Corp.	700	17,186
Rorze Corp.	2,500	42,978
Round One Corp.	5,500	28,921
Royal Holdings Company, Ltd.	1,200	11,089
Ryobi, Ltd.	1,400	21,875
Ryoden Corp.	800	16,846
Ryoyo Ryosan Holdings, Inc.	500	9,636
S Foods, Inc.	900	17,063
S&B Foods, Inc.	700	20,895
Sac's Bar Holdings, Inc. (C)	600	2,959
Saibu Gas Holdings Company, Ltd.	1,500	24,353
Saizeriya Company, Ltd.	800	32,398
Sakai Chemical Industry Company, Ltd.	100	2,229
Sakai Moving Service Company, Ltd.	1,000	17,308
Sakata INX Corp.	1,200	17,457
Sakata Seed Corp.	500	13,645

99

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sala Corp.	3,000	$19,688
San-A Company, Ltd.	1,400	27,077
San-Ai Obbli Company, Ltd.	2,700	41,599
Sangetsu Corp.	2,100	41,124
Sanken Electric Company, Ltd. (A)	900	41,966
Sanki Engineering Company, Ltd. (C)	1,200	52,133
Sankyo Company, Ltd.	1,500	18,554
Sankyo Frontier Company, Ltd.	600	8,200
Sankyo Seiko Company, Ltd.	3,200	17,799
Sankyo Tateyama, Inc.	2,500	10,875
Sankyu, Inc.	1,000	55,902
Sanoh Industrial Company, Ltd. (C)	1,900	8,300
Sansan, Inc. (A)	1,500	11,164
Sanshin Electronics Company, Ltd.	700	12,171
Santen Pharmaceutical Company, Ltd.	3,200	36,182
Sanyo Chemical Industries, Ltd.	600	19,228
Sanyo Denki Company, Ltd.	1,200	34,071
Sanyo Electric Railway Company, Ltd. (C)	1,600	20,508
Sanyo Shokai, Ltd. (C)	700	17,376
Sanyo Trading Company, Ltd.	1,200	12,115
Sato Corp.	1,700	24,297
Sawai Group Holdings Company, Ltd.	4,500	63,413
SBI ARUHI Corp.	500	2,646
SBS Holdings, Inc.	900	24,230
Scroll Corp.	2,300	19,531
Sega Sammy Holdings, Inc.	1,700	26,173
Seika Corp.	1,500	24,849
Seikagaku Corp.	1,700	7,927
Seikitokyu Kogyo Company, Ltd.	1,600	15,263
Seiko Group Corp.	2,800	100,658
Seino Holdings Company, Ltd.	1,400	21,566
Seiren Company, Ltd.	1,900	37,628
Sekisui Jushi Corp.	1,600	21,644
Sekisui Kasei Company, Ltd.	2,500	6,981
Senko Group Holdings Company, Ltd.	4,700	53,929
Senshu Electric Company, Ltd.	600	22,772
Senshu Ikeda Holdings, Inc.	8,000	44,721
Senshukai Company, Ltd. (A)	3,300	2,866
Seria Company, Ltd.	2,100	50,134
Seven Bank, Ltd.	20,300	34,771
Sharp Corp. (A)	7,200	26,729
Shibaura Machine Company, Ltd.	600	14,706
Shibaura Mechatronics Corp.	1,500	39,898
Shibuya Corp.	800	17,288
SHIFT, Inc. (A)	4,500	18,364
Shikibo, Ltd.	1,100	7,427
Shikoku Electric Power Company, Inc.	5,200	58,436
Shikoku Kasei Holdings Corp.	1,700	46,958
Shima Seiki Manufacturing, Ltd.	1,200	6,882
Shimadaya Corp.	500	5,718
Shinagawa Refra Company, Ltd.	2,100	27,504
Shindengen Electric Manufacturing Company, Ltd.	500	9,780
Shin-Etsu Polymer Company, Ltd.	1,900	23,635
Shinko Shoji Company, Ltd.	1,900	15,147
Shinmaywa Industries, Ltd.	2,400	35,919
Shinnihon Corp.	600	7,462
Shinwa Company, Ltd.	700	13,752
Ship Healthcare Holdings, Inc.	2,600	40,128
Shizuoka Gas Company, Ltd.	2,500	23,974
SHO-BOND Holdings Company, Ltd.	4,000	35,800
Shoei Company, Ltd.	1,600	16,820
Showa Sangyo Company, Ltd.	1,000	20,633
SIGMAXYZ Holdings, Inc.	3,600	14,560
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Siix Corp.	1,600	$12,085
Sinanen Holdings Company, Ltd.	500	24,769
Sinfonia Technology Company, Ltd.	700	48,227
Sinko Industries, Ltd.	1,900	14,659
Sintokogio, Ltd.	1,900	11,183
Smaregi, Inc. (C)	400	5,584
SMK Corp.	300	5,613
SMS Company, Ltd.	1,600	16,927
Socionext, Inc.	4,600	57,114
Sodick Company, Ltd.	2,400	18,940
Softcreate Holdings Corp.	1,400	16,922
Software Service, Inc.	200	14,585
Soken Chemical & Engineering Company, Ltd.	1,600	33,667
Solasto Corp.	3,200	22,898
Sotetsu Holdings, Inc.	3,500	65,131
Sparx Group Company, Ltd.	1,480	17,789
S-Pool, Inc.	5,000	7,959
SRA Holdings	600	17,645
SRE Holdings Corp.	400	7,401
ST Corp.	700	6,520
St. Marc Holdings Company, Ltd.	800	15,035
Star Mica Holdings Company, Ltd.	2,200	22,118
Starts Corp., Inc.	1,300	39,563
Starzen Company, Ltd.	1,800	14,494
Strike Company, Ltd.	2,100	18,145
Studio Alice Company, Ltd.	900	11,192
Sugimoto & Company, Ltd.	1,400	11,259
SUMCO Corp.	8,000	88,390
Sumida Corp.	1,600	11,189
Suminoe Company, Ltd.	1,000	8,670
Sumitomo Osaka Cement Company, Ltd.	1,500	36,809
Sumitomo Rubber Industries, Ltd.	4,400	58,033
Sumitomo Seika Chemicals Company, Ltd.	2,500	18,911
Sun Frontier Fudousan Company, Ltd.	1,000	16,808
Sundrug Company, Ltd.	700	17,310
Suruga Bank, Ltd.	3,600	46,435
Suzuken Company, Ltd.	900	34,054
SWCC Corp.	1,200	96,673
Systena Corp.	12,200	32,411
Syuppin Company, Ltd.	1,200	8,386
T Hasegawa Company, Ltd.	600	10,848
Tachibana Eletech Company, Ltd.	1,360	25,075
Tachi-S Company, Ltd.	600	7,837
Tadano, Ltd.	5,000	42,909
Taihei Dengyo Kaisha, Ltd.	1,800	33,870
Taiho Kogyo Company, Ltd.	1,200	7,940
Taikisha, Ltd.	1,800	38,279
Taisei Lamick Group Head Quarter & Innovation Company, Ltd.	500	7,917
Taiyo Holdings Company, Ltd.	4,000	127,766
Taiyo Yuden Company, Ltd.	3,900	96,177
Takamatsu Construction Group Company, Ltd.	1,000	22,992
Takaoka Toko Company, Ltd.	700	21,634
Takara Bio, Inc. (A)	2,100	15,337
Takara Holdings, Inc.	5,700	55,984
Takara Standard Company, Ltd.	2,200	38,331
Takasago International Corp.	2,000	15,306
Takashimaya Company, Ltd.	5,800	69,573
Takeuchi Manufacturing Company, Ltd.	1,000	39,983
Tama Home Company, Ltd.	200	5,056
Tamron Company, Ltd.	4,800	30,639
Tamura Corp.	600	2,341

100

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tanseisha Company, Ltd.	1,100	$10,376
Tayca Corp.	1,500	16,396
TDC Soft, Inc.	2,400	14,077
TechMatrix Corp.	2,000	22,892
Teijin, Ltd.	5,400	56,851
Teikoku Sen-I Company, Ltd.	1,200	22,092
Tekken Corp.	800	23,495
Tess Holdings Company, Ltd.	2,400	8,840
The 77 Bank, Ltd.	2,700	53,473
The Akita Bank, Ltd.	1,100	34,798
The Awa Bank, Ltd.	900	33,263
The Bank of Iwate, Ltd.	4,400	45,266
The Bank of Nagoya, Ltd.	1,500	55,341
The Bank of Saga, Ltd.	1,000	30,108
The Chiba Kogyo Bank, Ltd.	1,500	18,470
The Chugoku Electric Power Company, Inc.	7,900	50,370
The Ehime Bank, Ltd.	2,100	20,950
The First Bank of Toyama, Ltd.	2,800	42,559
The Hyakugo Bank, Ltd.	9,600	94,366
The Hyakujushi Bank, Ltd.	3,200	43,314
The Keiyo Bank, Ltd.	4,400	57,269
The Kita-Nippon Bank, Ltd.	700	20,416
The Kiyo Bank, Ltd.	2,300	57,076
The Miyazaki Bank, Ltd.	5,000	57,606
The Monogatari Corp.	1,200	35,807
The Musashino Bank, Ltd.	2,700	36,256
The Nanto Bank, Ltd.	4,000	36,336
The Nisshin Oillio Group, Ltd.	3,600	43,379
The Ogaki Kyoritsu Bank, Ltd.	1,600	63,242
The Oita Bank, Ltd.	4,500	54,008
The Okinawa Electric Power Company, Inc.	1,990	13,410
The Pack Corp.	2,400	20,174
The San-In Godo Bank, Ltd.	4,300	48,383
The Shiga Bank, Ltd.	8,500	102,101
The Shikoku Bank, Ltd.	2,800	40,819
The Shimizu Bank, Ltd.	500	7,910
The Sumitomo Warehouse Company, Ltd.	1,824	46,989
The Tochigi Bank, Ltd.	8,000	45,105
The Toho Bank, Ltd.	12,000	50,303
The Tohoku Bank, Ltd.	400	3,645
The Tottori Bank, Ltd.	400	4,153
The Towa Bank, Ltd.	2,900	18,696
The Yamagata Bank, Ltd.	2,000	30,640
The Yamanashi Chuo Bank, Ltd.	700	23,723
Tigers Polymer Corp.	1,000	6,360
TKC Corp.	1,300	30,670
Toa Corp. (Hyogo)	1,400	15,919
Toa Corp. (Tokyo)	1,300	25,976
Toagosei Company, Ltd.	4,300	46,925
Tobishima Holdings, Inc.	720	9,601
Tobu Railway Company, Ltd.	800	14,455
TOC Company, Ltd.	3,400	17,716
Tocalo Company, Ltd.	1,400	22,879
Toda Corp.	8,400	78,100
Toda Kogyo Corp. (A)	300	2,577
Toei Company, Ltd.	500	18,739
Toenec Corp.	3,000	38,713
Toho Company, Ltd.	1,800	15,301
Toho Gas Company, Ltd.	5,200	41,379
Toho Holdings Company, Ltd.	1,300	39,003
Toho Titanium Company, Ltd.	1,300	20,027
Toho Zinc Company, Ltd. (A)	800	6,222
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tohoku Electric Power Company, Inc.	5,700	$42,749
Tokai Carbon Company, Ltd.	6,700	41,169
Tokai Corp.	1,200	18,881
TOKAI Holdings Corp.	4,000	29,449
Tokai Rika Company, Ltd.	2,600	49,565
Tokai Tokyo Financial Holdings, Inc.	8,400	38,510
Token Corp.	210	17,824
Tokushu Tokai Paper Company, Ltd.	1,800	18,390
Tokuyama Corp.	1,800	43,720
Tokyo Base Company, Ltd.	900	2,444
Tokyo Electron Device, Ltd.	600	11,655
Tokyo Energy & Systems, Inc.	2,000	22,490
Tokyo Kiraboshi Financial Group, Inc.	1,136	81,667
Tokyo Rope Manufacturing Company, Ltd.	200	2,417
Tokyo Seimitsu Company, Ltd.	1,300	115,596
Tokyo Steel Manufacturing Company, Ltd.	700	7,227
Tokyo Tekko Company, Ltd.	1,200	15,205
Tokyo Theatres Company, Inc.	900	9,340
Tokyotokeiba Company, Ltd.	600	21,741
Tokyu Construction Company, Ltd.	3,900	35,097
Tomato Bank, Ltd.	1,100	10,875
Tomoku Company, Ltd.	500	10,782
TOMONY Holdings, Inc.	5,200	27,493
Tomy Company, Ltd.	2,900	48,405
Topre Corp.	700	10,794
Topy Industries, Ltd.	700	13,157
Torex Semiconductor, Ltd.	700	6,987
Toridoll Holdings Corp. (C)	1,200	33,037
Torishima Pump Manufacturing Company, Ltd.	900	17,437
Tosei Corp.	3,200	32,061
Toshiba TEC Corp.	1,100	18,999
Tosho Company, Ltd.	1,300	6,920
Totetsu Kogyo Company, Ltd.	1,000	34,504
Towa Pharmaceutical Company, Ltd.	1,500	38,587
Toyo Denki Seizo KK	600	8,972
Toyo Gosei Company, Ltd.	300	19,552
Toyo Kanetsu KK	800	14,105
Toyo Tanso Company, Ltd.	1,000	33,084
Toyo Wharf & Warehouse Company, Ltd.	600	7,297
Toyobo Company, Ltd.	4,093	34,650
Toyoda Gosei Company, Ltd.	2,300	60,289
Toyota Boshoku Corp.	2,100	32,922
TPR Company, Ltd.	2,800	22,239
Transaction Company, Ltd.	3,400	24,692
Transcosmos, Inc.	800	19,748
Tri Chemical Laboratories, Inc.	500	8,715
Trusco Nakayama Corp.	2,200	31,951
TS Tech Company, Ltd.	3,100	35,353
TSI Holdings Company, Ltd.	1,870	12,833
Tsubaki Nakashima Company, Ltd. (A)	2,300	4,291
Tsubakimoto Chain Company	3,600	53,502
Tsuburaya Fields Holdings, Inc.	2,100	19,063
Tsugami Corp.	1,600	33,324
Tsukishima Holdings Company, Ltd.	2,000	34,621
Tsukuba Bank, Ltd.	5,700	21,247
Tsumura & Company	2,600	61,799
Tsurumi Manufacturing Company, Ltd.	2,000	26,545
TV Asahi Holdings Corp.	500	11,043
UACJ Corp.	4,012	60,049
UBE Corp.	3,000	47,032
Ubicom Holdings, Inc.	500	2,980

101

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Uchida Yoko Company, Ltd.	2,000	$25,214
Umios Corp.	4,200	39,112
U-Next Holdings Company, Ltd.	1,500	15,728
Unipres Corp.	200	1,685
UNISOL Holdings Corp.	700	9,725
United Arrows, Ltd.	1,600	24,654
United Super Markets Holdings, Inc.	2,838	16,080
UNITED, Inc.	2,600	8,310
Universal Entertainment Corp. (A)	1,200	5,101
Ushio, Inc.	2,600	47,625
UT Group Company, Ltd.	22,500	28,091
V Technology Company, Ltd.	400	10,861
Valor Holdings Company, Ltd.	1,700	39,632
Valqua, Ltd.	1,000	29,290
Value HR Company, Ltd.	1,200	10,760
ValueCommerce Company, Ltd.	900	2,433
Vector, Inc.	800	6,316
Vertex Corp.	2,200	27,813
Vision, Inc.	3,300	23,860
Visional, Inc. (A)	900	40,556
Vital KSK Holdings, Inc.	2,100	19,561
VT Holdings Company, Ltd.	6,600	20,452
Wacoal Holdings Corp.	800	20,217
Wacom Company, Ltd.	2,700	13,091
Wakachiku Construction Company, Ltd.	900	23,676
Wakita & Company, Ltd.	2,300	27,609
Warabeya Nichiyo Holdings Company, Ltd.	900	17,146
Watahan & Company, Ltd.	600	5,474
WDB Holdings Company, Ltd.	700	6,811
Weathernews, Inc.	1,200	14,269
Wellneo Sugar Company, Ltd.	1,100	19,928
West Holdings Corp.	716	8,049
Will Group, Inc.	1,200	8,890
WingArc1st, Inc.	200	3,308
World Company, Ltd.	1,400	13,122
World Holdings Company, Ltd.	600	9,668
Wowow, Inc.	600	4,758
Yahagi Construction Company, Ltd.	2,000	26,698
YAKUODO Holdings Company, Ltd.	700	8,285
YAMABIKO Corp.	800	18,165
YAMADA Consulting Group Company, Ltd.	1,100	11,497
Yamae Group Holdings Company, Ltd.	1,000	18,358
Yamaguchi Financial Group, Inc.	3,000	46,985
Yamaha Corp.	3,300	23,363
Yamaichi Electronics Company, Ltd.	600	29,426
Yamazen Corp.	1,900	17,371
Yasuda Logistics Corp.	1,400	21,303
Yellow Hat, Ltd.	2,400	23,706
Yodoko, Ltd.	2,500	22,272
Yokogawa Bridge Holdings Corp.	1,000	18,875
Yokorei Company, Ltd.	2,900	28,458
Yokowo Company, Ltd.	1,200	22,966
Yondoshi Holdings, Inc.	1,300	14,814
Yonex Company, Ltd.	2,100	40,148
Yorozu Corp. (C)	1,800	10,438
Yoshinoya Holdings Company, Ltd.	2,500	52,050
Yuasa Trading Company, Ltd.	700	26,548
Yukiguni Factory Company, Ltd.	1,000	6,800
Yurtec Corp.	2,000	33,106
Yushiro, Inc.	1,100	21,192
Zacros Corp.	3,200	26,473
Zenkoku Hosho Company, Ltd.	2,400	47,752
Zenrin Company, Ltd.	1,950	12,326
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Zeon Corp.	3,800	$43,306
ZERIA Pharmaceutical Company, Ltd.	1,200	16,728
ZIGExN Company, Ltd.	1,800	4,721
		25,166,084
Jersey, Channel Islands - 0.0%
B&M European Value Retail PLC	7,989	17,940
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	587	72,867
VP Bank AG, Class A	188	20,278
		93,145
Luxembourg - 0.6%
APERAM SA	1,921	76,727
Aroundtown SA (A)	34,053	90,657
Befesa SA (D)	1,789	61,225
d'Amico International Shipping SA	3,434	29,927
Eurofins Scientific SE	2,548	185,926
Grand City Properties SA (A)(C)	2,964	31,056
RTL Group SA (C)	1,577	67,523
SES SA	17,182	123,452
Sword Group	278	10,010
		676,503
Macau - 0.0%
MECOM Power and Construction, Ltd. (A)	87,750	1,827
MGM China Holdings, Ltd.	8,000	11,417
Wynn Macau, Ltd.	29,200	20,553
		33,797
Malaysia - 0.0%
Frencken Group, Ltd.	15,400	24,841
Mauritius - 0.0%
Capital, Ltd.	9,014	14,111
Mongolia - 0.0%
Mongolian Mining Corp. (A)	12,000	16,077
Netherlands - 2.3%
Aalberts NV	2,473	86,127
Acomo NV	876	27,084
Aegon, Ltd.	3,068	22,437
Aegon, Ltd., NYRS	13,476	97,836
Akzo Nobel NV	3,421	196,658
Alfen N.V. (A)(D)	681	7,317
AMG Critical Materials NV	1,632	65,377
Arcadis NV	2,707	86,602
Argo Properties NV (A)	283	11,599
Basic-Fit NV (A)(D)	2,099	72,145
Brunel International NV (C)	1,169	8,985
Corbion NV	1,806	39,580
CTP NV (D)	2,873	48,084
Flow Traders, Ltd. (A)	1,631	51,854
ForFarmers NV	2,398	17,460
Fugro NV	3,425	42,612
IMCD NV (C)	1,458	152,574
Innoconcepts NV (A)(B)	10,527	0
Kendrion NV	1,244	24,711
Koninklijke BAM Groep NV	13,114	132,812
Koninklijke Heijmans NV	1,599	143,327
Koninklijke Vopak NV	2,696	145,922
Nedap NV	225	20,681
Pharming Group NV (A)	30,666	51,828
PostNL NV	17,290	21,801
PPHE Hotel Group, Ltd.	592	12,507
Qiagen NV	1,953	79,116
Qiagen NV (New York Stock Exchange)	6,677	267,347
Randstad NV	3,405	88,870

102

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
SBM Offshore NV	5,505	$219,528
SIF Holding NV (A)	588	4,350
Signify NV (D)	5,215	111,076
Sligro Food Group NV	1,151	18,124
The Magnum Ice Cream Company NV (A)	2,044	30,048
The Magnum Ice Cream Company NV (New York Stock Exchange) (A)(C)	1,664	24,877
TKH Group NV	1,628	70,006
TomTom NV (A)	3,258	16,454
Van Lanschot Kempen NV	1,307	86,799
		2,604,515
New Zealand - 0.3%
Air New Zealand, Ltd.	37,974	9,430
Channel Infrastructure NZ, Ltd.	12,625	20,982
Delegat Group, Ltd.	1,200	2,625
Fletcher Building, Ltd. (A)	8,100	13,813
Freightways Group, Ltd.	5,690	39,399
Genesis Energy, Ltd.	9,966	12,543
Gentrack Group, Ltd. (A)	3,060	11,660
Hallenstein Glasson Holdings, Ltd.	3,354	19,260
Heartland Group Holdings, Ltd.	31,010	21,244
Investore Property, Ltd.	15,094	9,035
KMD Brands, Ltd. (A)	25,838	2,899
NZME, Ltd.	13,259	8,115
NZX, Ltd.	18,453	13,867
Oceania Healthcare, Ltd. (A)	41,920	16,964
Pacific Edge, Ltd. (A)	27,936	2,788
PGG Wrightson, Ltd.	819	1,012
Ryman Healthcare, Ltd. (A)	14,665	17,878
Sanford, Ltd.	2,767	11,187
Scales Corp., Ltd.	5,176	17,755
Serko, Ltd. (A)	2,827	2,677
Skellerup Holdings, Ltd.	7,637	22,874
SKY Network Television, Ltd.	6,265	11,282
SKYCITY Entertainment Group, Ltd. (A)	29,610	11,935
Summerset Group Holdings, Ltd.	5,559	28,475
The Warehouse Group, Ltd. (A)	9,894	3,739
Tourism Holdings, Ltd.	7,292	9,102
TOWER, Ltd.	10,300	10,965
Turners Automotive Group, Ltd.	2,648	13,387
Vista Group International, Ltd. (A)	7,682	7,501
Vulcan Steel, Ltd.	2,932	10,791
		385,184
Norway - 0.8%
ABG Sundal Collier Holding ASA	24,237	20,011
Akastor ASA	6,104	9,583
Aker Solutions ASA	7,131	34,124
ArcticZymes Technologies ASA (A)	962	1,968
Atea ASA (A)	2,860	41,848
Austevoll Seafood ASA	1,111	11,957
Axactor ASA (A)	14,729	10,065
B2 Impact ASA	8,867	21,493
BLUENORD ASA (A)	912	53,300
Bonheur ASA	1,411	35,185
Borregaard ASA	1,951	35,212
Bouvet ASA	3,002	15,677
BW Offshore, Ltd.	4,568	24,576
Cloudberry Clean Energy ASA (A)	5,431	7,394
DNO ASA	18,710	41,929
Elkem ASA (A)(D)	6,721	19,669
Elmera Group ASA (D)	5,860	21,288
Elopak ASA	2,737	10,269
Europris ASA (D)	6,315	59,680
Grieg Seafood ASA (A)	2,264	17,836
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Hexagon Composites ASA (A)	6,450	$6,750
Hexagon Purus ASA (A)	2,213	241
Kid ASA (D)	1,128	14,725
Kitron ASA	9,158	88,401
Kongsberg Automotive ASA (A)	23,611	4,726
LINK Mobility Group Holding ASA (A)	9,965	22,869
Medistim ASA	352	7,684
MPC Container Ships ASA	15,398	36,635
Multiconsult ASA (D)	554	9,302
Norbit ASA	594	11,706
Norske Skog ASA (A)(D)	1,815	7,242
Norwegian Air Shuttle ASA	11,101	16,407
Panoro Energy ASA (A)	3,699	13,161
Paratus Energy Services, Ltd.	4,712	22,366
Pareto Bank ASA	1,457	12,924
Pexip Holding ASA	3,283	20,816
PhotoCure ASA (A)	2,625	16,195
SATS ASA (A)	5,362	23,837
Scatec ASA (A)(D)	4,993	67,538
Selvaag Bolig ASA	1,842	6,240
Solstad Maritime Holding AS	1,586	4,682
Sparebanken More	1,230	14,968
		922,479
Peru - 0.2%
Hochschild Mining PLC	21,070	168,585
Poland - 0.0%
InPost SA (A)	1,438	25,458
Portugal - 0.3%
Altri SGPS SA (C)	2,851	16,237
Corticeira Amorim SGPS SA	2,100	15,775
CTT-Correios de Portugal SA	4,239	29,551
Mota-Engil SGPS SA (C)	5,636	29,215
NOS SGPS SA	4,757	30,076
REN - Redes Energeticas Nacionais SGPS SA	14,895	64,549
Sonae SGPS SA	34,734	77,147
The Navigator Company SA (C)	6,459	25,249
		287,799
Singapore - 1.4%
AEM Holdings, Ltd. (A)	9,191	30,317
ASMPT, Ltd.	6,800	88,018
Banyan Tree Holdings, Ltd.	19,800	9,058
Boustead Singapore, Ltd.	10,879	15,824
Bukit Sembawang Estates, Ltd.	11,000	39,030
Capitaland India Trust	50,467	39,800
China Aviation Oil Singapore Corp., Ltd.	14,400	23,165
City Developments, Ltd.	11,100	71,300
ComfortDelGro Corp., Ltd.	69,000	77,587
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	5,241
CSE Global, Ltd.	38,129	35,648
Delfi, Ltd.	21,900	16,139
Ezion Holdings, Ltd. (A)(B)	131,300	0
Far East Orchard, Ltd.	5,140	4,650
First Resources, Ltd.	19,300	43,615
Food Empire Holdings, Ltd.	9,100	21,459
Fraser and Neave, Ltd.	8,600	9,652
Frasers Property, Ltd.	16,800	12,725
Gallant Venture, Ltd. (A)	71,000	3,094
Geo Energy Resources, Ltd.	37,800	15,141
Golden Agri-Resources, Ltd.	183,600	43,774
GuocoLand, Ltd.	10,400	19,133
Haw Par Corp., Ltd.	4,700	62,164
Ho Bee Land, Ltd.	11,400	18,769

103

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Hong Fok Corp., Ltd.	20,100	$13,662
Hong Leong Finance, Ltd.	12,900	25,611
Hyflux, Ltd. (A)(B)	24,000	0
iFAST Corp., Ltd.	3,400	23,914
IGG, Inc.	38,000	17,052
Indofood Agri Resources, Ltd.	25,000	8,080
Keppel Infrastructure Trust	112,549	44,722
Metro Holdings, Ltd.	31,600	11,517
Midas Holdings, Ltd. (A)(B)	86,000	0
Nanofilm Technologies International, Ltd.	6,500	2,971
NetLink NBN Trust	91,100	68,537
Oceanus Group, Ltd. (A)	1,035,500	2,494
Olam Group, Ltd.	28,200	19,109
OM Holdings, Ltd.	10,791	1,904
OUE, Ltd.	11,100	9,593
Oxley Holdings, Ltd. (A)(C)	27,222	1,743
Raffles Medical Group, Ltd.	35,758	28,136
Riverstone Holdings, Ltd.	32,900	17,589
SATS, Ltd.	12,300	33,896
SBS Transit, Ltd.	5,000	15,248
Seatrium, Ltd.	49,600	91,940
Sheng Siong Group, Ltd.	29,900	65,778
SIA Engineering Company, Ltd.	12,800	32,340
Singapore Land Group, Ltd.	7,100	19,443
Singapore Post, Ltd.	66,100	17,804
Stamford Land Corp., Ltd.	69,044	25,008
StarHub, Ltd.	25,600	20,320
Straits Trading Company, Ltd.	1,587	1,991
Swiber Holdings, Ltd. (A)(B)	15,000	0
The Hour Glass, Ltd.	10,100	18,041
Thomson Medical Group, Ltd. (A)	212,000	9,092
UMS Integration, Ltd.	28,500	34,522
UOB-Kay Hian Holdings, Ltd.	19,316	51,473
UOL Group, Ltd.	7,800	59,225
Venture Corp., Ltd.	7,100	85,490
Wing Tai Holdings, Ltd.	21,205	27,030
Yeo Hiap Seng, Ltd.	1,129	518
		1,611,096
South Africa - 0.2%
Pan African Resources PLC	130,880	242,508
Spain - 2.3%
Acciona SA	540	142,000
Acerinox SA	7,076	98,931
Almirall SA	2,313	32,826
Amper SA (A)	153,222	28,184
Atalaya Mining Copper SA	2,160	20,560
Atresmedia Corp. de Medios de Comunicacion SA	4,211	23,472
Audax Renovables SA (A)	7,306	12,218
Bankinter SA	9,166	145,166
Caja de Ahorros del Mediterraneo (A)(B)	5,428	0
CIE Automotive SA	1,829	57,582
Construcciones y Auxiliar de Ferrocarriles SA	855	58,060
Corp ACCIONA Energias Renovables SA	1,077	26,645
Distribuidora Internacional de Alimentacion SA (A)	392	18,354
Ebro Foods SA	2,006	43,850
eDreams ODIGEO SA (A)	1,615	5,770
Elecnor SA	2,026	79,315
Enagas SA	9,373	185,190
Ence Energia y Celulosa SA (A)(C)	6,294	16,758
Ercros SA (A)	5,006	19,660
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Faes Farma SA	11,446	$61,845
Fluidra SA	2,959	68,638
Gestamp Automocion SA (D)	7,287	25,027
Global Dominion Access SA (D)	5,439	19,465
Grenergy Renovables SA (A)	573	76,262
Grifols SA	7,462	78,068
Grupo Empresarial San Jose SA	2,194	20,195
Iberpapel Gestion SA	66	1,492
Indra Sistemas SA (C)	3,472	194,052
Laboratorios Farmaceuticos Rovi SA	950	89,916
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	27,501	37,500
Logista Integral SA	1,957	73,238
Mapfre SA	7,493	33,393
Melia Hotels International SA	4,842	54,046
Neinor Homes SA (A)(D)	1,318	25,447
Obrascon Huarte Lain SA (A)	27,496	13,524
Pharma Mar SA (A)	409	41,838
Promotora de Informaciones SA, Class A (A)	11,711	4,067
Prosegur Cash SA (D)	24,667	17,942
Realia Business SA (A)	17,710	20,296
Redeia Corp. SA	4,848	82,176
Sacyr SA	13,588	66,793
Solaria Energia y Medio Ambiente SA (A)	2,636	73,055
Soltec Power Holdings SA (A)	2,101	3,358
Tecnicas Reunidas SA (A)	1,625	58,126
Tubacex SA (C)	6,252	20,739
Unicaja Banco SA (D)	36,432	108,121
Vidrala SA	914	81,979
Viscofan SA	1,587	110,509
		2,575,648
Sweden - 2.5%
AcadeMedia AB (D)	3,665	38,943
AddLife AB, B Shares	3,551	52,959
AddNode Group AB	5,860	41,239
AFRY AB	3,857	52,425
Alimak Group AB (D)	3,056	34,912
Alleima AB	7,527	59,733
Alligo AB, Class B	2,270	30,345
Ambea AB (D)	3,505	49,611
Annehem Fastigheter AB, B Shares (A)	1,732	3,307
AQ Group AB	2,525	50,104
Arjo AB, B Shares	10,690	28,443
Attendo AB (D)	5,286	56,929
Beijer Alma AB	1,857	47,496
Bergman & Beving AB	902	25,934
Betsson AB, B Shares	2,862	30,553
BHG Group AB (A)	2,406	5,937
Bilia AB, A Shares	2,411	31,837
Billerud AB	4,113	31,885
BioInvent International AB (A)	2,250	5,288
Bonava AB, B Shares (A)	9,969	9,906
Boozt AB (A)(D)	1,813	18,174
Bravida Holding AB (D)	1,969	20,599
BTS Group AB, B Shares	346	5,422
Bufab AB	4,360	48,637
Bulten AB	717	3,289
Bure Equity AB	1,400	32,670
Byggmax Group AB	3,711	21,411
Catella AB	2,217	4,841
Cellavision AB	999	16,207
Cibus Nordic Real Estate AB	1,681	25,234
Cint Group AB (A)	13,640	5,566

104

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Clas Ohlson AB, B Shares	1,557	$61,524
Cloetta AB, B Shares	10,640	59,790
Coor Service Management Holding AB (D)	5,027	31,565
Corem Property Group AB, B Shares	14,214	5,050
Corem Property Group AB, D Shares	408	9,977
CTT Systems AB	566	7,842
Dios Fastigheter AB	5,109	34,061
Dometic Group AB (D)	6,601	18,261
Dustin Group AB (A)(D)	59,748	8,668
Dynavox Group AB (A)	2,821	26,388
Elanders AB, B Shares	1,468	6,933
Electrolux Professional AB, B Shares	9,620	51,910
Elekta AB, B Shares	10,578	62,568
Embracer Group AB (A)	3,216	16,578
Enea AB (A)	1,522	9,101
Fagerhult Group AB	2,581	7,529
Fastighets AB Trianon (A)	1,452	2,756
Fastighetsbolaget Emilshus AB, B Shares (A)	210	1,138
FastPartner AB, A Shares	2,697	12,244
G5 Entertainment AB	330	1,911
Granges AB	4,281	67,289
Green Landscaping Group AB (A)(D)	1,593	7,257
Hanza AB	1,598	24,963
Heba Fastighets AB, Class B	4,570	13,396
Hemnet Group AB	1,308	14,910
Hexatronic Group AB (A)	6,047	20,558
HMS Networks AB (A)	323	14,512
Hoist Finance AB (D)	3,383	53,090
Humana AB	2,641	13,358
Instalco AB	7,730	25,645
Inwido AB	1,534	24,269
JM AB	2,484	31,643
Karnov Group AB (A)	1,235	9,365
K-fast Holding AB (A)	1,142	1,218
KNOW IT AB	1,459	16,472
Lime Technologies AB	558	12,292
Lindab International AB	2,753	44,981
Medcap AB (A)	576	28,587
MEKO AB	2,150	15,735
MIPS AB	434	10,649
Modern Times Group MTG AB, B Shares (A)	2,851	27,839
Momentum Group AB	1,535	20,017
NCAB Group AB (A)	7,006	41,275
NCC AB, B Shares	3,723	81,975
Nederman Holding AB	887	13,003
Net Insight AB, B Shares (A)	16,550	4,156
New Wave Group AB, B Shares	3,382	34,845
Nobia AB (A)	60,084	12,548
Nolato AB, B Shares	6,748	34,346
Note AB	776	13,914
NP3 Fastigheter AB	1,226	31,556
Nyfosa AB	6,996	48,525
OEM International AB, B Shares	2,670	36,627
Orron Energy AB (A)	7,422	5,724
Platzer Fastigheter Holding AB, Series B	3,454	24,676
Pricer AB, B Shares (A)	11,102	3,369
Proact IT Group AB	1,428	14,939
Ratos AB, B Shares	8,255	28,425
RaySearch Laboratories AB	2,452	50,073
Rusta AB	2,162	21,452
RVRC Holding AB	2,758	19,348
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Samhallsbyggnadsbolaget i Norden AB (A)	40,938	$16,243
Scandi Standard AB	2,160	33,933
Scandic Hotels Group AB (D)	6,887	62,110
Sdiptech AB, Class B (A)	738	15,791
Sensys Gatso Group AB (A)	293	1,095
SkiStar AB	2,041	35,403
Smartcraft Group AB (A)	4,384	7,965
Solid Forsakring AB	623	6,936
Stendorren Fastigheter AB (A)	1,288	25,574
Stillfront Group AB (A)	19,809	8,022
Storskogen Group AB, Class B	39,199	36,714
Svedbergs Group AB	1,818	13,167
Synsam AB	3,085	22,458
Systemair AB	3,796	28,570
TF Bank AB	638	11,217
Truecaller AB, Class B	9,962	11,673
VBG Group AB, B Shares	1,018	37,793
Viaplay Group AB (A)	12,648	1,705
Vimian Group AB (A)	4,229	12,553
Vitec Software Group AB, B Shares	1,147	29,173
Vitrolife AB	979	9,849
Volati AB	786	6,691
XANO Industri AB, Class B (A)	694	4,171
		2,783,257
Switzerland - 7.6%
Accelleron Industries AG	3,791	342,654
Adecco Group AG	6,476	155,762
Allreal Holding AG	643	181,384
ALSO Holding AG	172	30,333
APG SGA SA	84	20,703
Arbonia AG	2,962	16,770
Aryzta AG (A)	949	74,692
Ascom Holding AG	1,310	8,652
Autoneum Holding AG	130	18,850
Avolta AG (A)	2,343	140,478
Bachem Holding AG	573	47,282
Banque Cantonale de Geneve, Bearer Shares	1,420	61,497
Banque Cantonale Vaudoise	624	101,491
Barry Callebaut AG	47	82,654
Basilea Pharmaceutica AG (A)	284	19,414
Belimo Holding AG	345	280,191
Bell Food Group AG	138	35,288
Bellevue Group AG	467	4,580
Berner Kantonalbank AG	246	123,335
BKW AG	494	97,397
Bossard Holding AG, Class A	248	45,274
Bucher Industries AG	282	124,299
Burckhardt Compression Holding AG	126	75,414
Burkhalter Holding AG	68	13,705
Bystronic AG	74	19,438
Calida Holding AG	19	307
Carlo Gavazzi Holding AG (A)	38	7,313
Cembra Money Bank AG	1,219	150,816
Cham Swiss Properties AG	199	6,291
Cicor Technologies, Ltd. (A)	89	13,227
Cie Financiere Tradition SA, Bearer Shares	105	34,852
Clariant AG (A)	8,951	87,818
Coltene Holding AG (A)	198	11,771
Daetwyler Holding AG, Bearer Shares	281	50,708
DKSH Holding AG	1,242	91,395
DocMorris AG (A)(C)	2,460	15,081
dormakaba Holding AG	1,280	82,290

105

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
EFG International AG (A)	3,750	$79,603
Emmi AG	86	91,942
Feintool International Holding AG (A)(C)	426	4,730
Fenix Outdoor International AG	225	10,588
Flughafen Zurich AG	824	258,024
Forbo Holding AG	39	36,413
Fundamenta Real Estate AG (A)	1,786	41,436
Galenica AG (D)	2,006	228,379
GAM Holding AG (A)	5,497	722
Georg Fischer AG	2,947	152,033
Gurit Holding AG, Bearer Shares (A)	220	10,721
Helvetia Baloise Holding AG	263	68,067
Hiag Immobilien Holding AG	237	40,225
Huber + Suhner AG	515	115,034
Hypothekarbank Lenzburg AG	3	15,647
Implenia AG	602	47,433
Inficon Holding AG	674	85,302
International Workplace Group PLC	36,159	83,928
Interroll Holding AG	30	55,509
Intershop Holding AG	270	57,109
Investis Holding SA	160	30,895
Jungfraubahn Holding AG	213	70,844
Kardex Holding AG	232	69,803
Komax Holding AG (A)	228	14,540
Kudelski SA, Bearer Shares (A)	2,497	4,038
Landis+Gyr Group AG (A)	1,125	72,183
LEM Holding SA (A)	25	9,215
Logitech International SA (C)	1,774	161,647
Luzerner Kantonalbank AG	728	96,704
Medacta Group SA (D)	308	58,207
medmix AG (D)	877	9,650
Metall Zug AG, B Shares	12	11,011
Mobilezone Holding AG	2,336	45,150
Mobimo Holding AG	295	140,402
Montana Aerospace AG (A)(D)	994	32,628
Naturenergie Holding AG	979	39,794
Novavest Real Estate AG (A)	469	25,286
OC Oerlikon Corp. AG	8,368	33,256
Peach Property Group AG (A)	515	3,250
Phoenix Mecano AG	38	19,876
Plazza AG, Class A	68	38,607
PolyPeptide Group AG (A)(D)	315	11,408
PSP Swiss Property AG	1,955	388,165
Rieter Holding AG	4,628	17,660
Romande Energie Holding SA	850	52,291
Schweiter Technologies AG	58	21,247
SFS Group AG	738	110,452
Siegfried Holding AG (A)	1,743	165,343
SIG Group AG (A)	7,187	107,736
Softwareone Holding AG	2,860	25,113
Softwareone Holding AG (Oslo Stock Exchange) (A)	1,633	14,180
St. Galler Kantonalbank AG	106	88,579
Stadler Rail AG	1,961	50,388
Sulzer AG	758	158,911
Sunrise Communications AG, Class A	1,429	85,169
Swiss Prime Site AG	3,438	581,968
Swissquote Group Holding SA	445	221,049
Tecan Group AG	97	16,511
Temenos AG	2,248	197,029
The Swatch Group AG (C)	1,140	50,511
The Swatch Group AG, Bearer Shares	751	165,792
TX Group AG	146	24,325
Valiant Holding AG	616	137,050
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
VAT Group AG (D)	261	$162,823
Vaudoise Assurances Holding SA	19	19,095
Vetropack Holding AG	822	23,660
Vontobel Holding AG	1,192	103,217
VZ Holding AG	568	108,085
V-ZUG Holding AG	120	5,806
Walliser Kantonalbank	203	39,363
Warteck Invest AG	10	25,841
Ypsomed Holding AG	140	49,079
Zehnder Group AG	250	21,065
Zug Estates Holding AG, B Shares	16	48,406
Zuger Kantonalbank AG, Bearer Shares	9	115,873
		8,556,427
Taiwan - 0.0%
FIT Hon Teng, Ltd. (A)(D)	49,000	43,912
United Kingdom - 9.7%
4imprint Group PLC	1,359	61,391
A.G. Barr PLC	2,692	23,321
Aberdeen Group PLC	54,216	137,345
Accesso Technology Group PLC (A)	1,618	5,355
Advanced Medical Solutions Group PLC	6,389	16,398
AEP Plantations PLC	1,225	27,820
AJ Bell PLC	13,681	85,631
Alfa Financial Software Holdings PLC (D)	4,048	7,797
Allfunds Group PLC	4,365	43,568
AO World PLC (A)	10,559	12,085
Ashmore Group PLC	22,693	63,612
Ashtead Technology Holdings PLC	2,347	13,046
Aston Martin Lagonda Global Holdings PLC (A)(C)(D)	4,390	2,133
Auction Technology Group PLC (A)	1,706	7,590
Autotrader Group PLC (D)	9,964	62,365
Babcock International Group PLC	11,175	173,486
Balfour Beatty PLC	19,931	201,793
Barratt Redrow PLC	20,083	69,850
Beazley PLC	8,593	145,190
Bellway PLC	5,245	128,984
Bloomsbury Publishing PLC	4,265	32,164
Bodycote PLC	7,984	65,085
Boohoo Group PLC (A)(C)	3,748	891
BRAEMAR PLC	1,328	4,017
Breedon Group PLC	8,626	34,160
Brooks Macdonald Group PLC	427	7,655
BTG Consulting PLC	1,681	2,678
Burberry Group PLC (A)	11,554	169,058
Bytes Technology Group PLC	9,584	35,704
Capita PLC (A)	6,128	21,782
Capricorn Energy PLC (A)	5,938	24,143
Card Factory PLC	14,688	12,416
Carillion PLC (A)(B)	35,521	0
Central Asia Metals PLC	8,189	17,708
Chemring Group PLC	13,921	94,914
Chesnara PLC	11,766	47,062
City of London Investment Group PLC	2,068	10,731
Clarkson PLC	1,171	72,023
Close Brothers Group PLC (A)	7,281	38,758
CMC Markets PLC (D)	7,009	31,700
Coats Group PLC	71,598	76,805
Computacenter PLC	2,915	116,839
ConvaTec Group PLC (D)	31,732	91,528
Costain Group PLC	17,043	41,109
Cranswick PLC	2,228	154,390
Crest Nicholson Holdings PLC	13,693	18,317
Croda International PLC	3,061	114,948

106

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Currys PLC	46,489	$76,986
CVS Group PLC	2,279	34,065
DFS Furniture PLC (A)	12,509	20,095
DiscoverIE Group PLC	4,507	31,990
Domino's Pizza Group PLC	16,081	36,820
dotdigital Group PLC	12,814	7,948
Dr. Martens PLC	12,054	10,090
Drax Group PLC	14,589	172,408
Dunelm Group PLC	5,320	55,322
easyJet PLC	4,377	20,365
Ecora Royalties PLC	12,147	22,579
EKF Diagnostics Holdings PLC (A)	8,242	2,773
Elementis PLC	27,226	54,120
Energean PLC	5,147	59,256
EnQuest PLC	115,537	30,775
Entain PLC	1,487	11,171
Essentra PLC	14,966	17,952
FDM Group Holdings PLC	4,489	5,945
Fevara PLC	2,599	4,289
Firstgroup PLC	26,489	58,218
Foresight Group Holdings, Ltd.	2,196	10,284
Forterra PLC (D)	10,957	22,761
Foxtons Group PLC	23,551	13,572
Frasers Group PLC (A)	5,880	50,004
Frontier Developments PLC (A)	1,107	5,153
Fuller Smith & Turner PLC, Class A	1,525	13,232
Funding Circle Holdings PLC (A)(D)	3,849	6,591
Future PLC	3,711	14,671
Galliford Try Holdings PLC	5,675	36,451
Games Workshop Group PLC	879	207,791
Gamma Communications PLC	3,729	35,224
GB Group PLC	7,074	18,929
Genel Energy PLC (A)	4,784	3,432
Genuit Group PLC	12,035	46,029
Gooch & Housego PLC	1,681	16,879
Goodwin PLC	85	12,874
Grainger PLC	32,286	69,725
Greggs PLC	1,563	31,768
Gulf Keystone Petroleum, Ltd.	11,237	31,500
Halfords Group PLC	4,413	7,573
Harbour Energy PLC	9,228	36,694
Harworth Group PLC	6,530	12,667
Hays PLC	21,782	9,671
Headlam Group PLC (A)	6,602	3,282
Helios Towers PLC (A)	29,519	71,066
Henry Boot PLC	5,301	12,777
Hikma Pharmaceuticals PLC	4,522	75,950
Hill & Smith PLC	3,753	105,204
Hilton Food Group PLC	3,867	26,121
Hollywood Bowl Group PLC	8,153	25,397
Howden Joinery Group PLC	12,134	128,520
Hunting PLC	6,301	41,688
Ibstock PLC (D)	19,043	25,676
ICG PLC	6,030	123,670
IG Group Holdings PLC	10,589	201,639
IMI PLC	3,239	110,187
Impax Asset Management Group PLC	4,165	6,819
Inchcape PLC	15,353	153,131
International Personal Finance PLC	12,526	40,854
iomart Group PLC (A)	2,265	357
IP Group PLC (A)	38,897	27,369
IQE PLC (A)	39,142	12,793
Ithaca Energy PLC	3,877	13,142
ITV PLC	154,019	155,768
J.D. Wetherspoon PLC	4,402	32,711
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
James Fisher & Sons PLC (A)	2,814	$16,957
James Halstead PLC	11,052	17,718
JD Sports Fashion PLC	51,224	48,584
JET2 PLC	6,865	102,334
Johnson Matthey PLC	6,489	163,936
Johnson Service Group PLC	19,438	32,837
Jupiter Fund Management PLC	22,824	50,991
Just Group PLC	47,041	136,529
Kainos Group PLC	4,099	40,242
Keller Group PLC	2,943	74,955
Kier Group PLC	22,531	57,863
Kingfisher PLC	9,684	36,822
Knights Group Holdings PLC	2,269	4,870
Lancashire Holdings, Ltd.	8,617	66,948
Lion Finance Group PLC	1,249	155,024
LSL Property Services PLC	2,514	7,407
Luceco PLC (D)	1,922	4,448
M&C Saatchi PLC	253	384
Macfarlane Group PLC	6,288	5,539
Man Group PLC	52,083	175,337
Marshalls PLC	3,831	7,152
Marston's PLC (A)	37,566	25,923
McBride PLC	14,770	26,709
ME Group International PLC	11,444	20,783
Mears Group PLC	4,066	17,670
Metro Bank Holdings PLC (A)	9,741	15,220
Midwich Group PLC	1,327	2,785
Mitchells & Butlers PLC (A)	13,654	46,180
Mitie Group PLC	58,272	131,124
MJ Gleeson PLC	2,770	9,863
Mondi PLC	8,567	96,855
MONY Group PLC	22,189	44,398
Moonpig Group PLC	11,812	32,827
Morgan Advanced Materials PLC	8,676	23,273
Morgan Sindall Group PLC	1,818	99,565
Mortgage Advice Bureau Holdings, Ltd.	1,276	9,441
MP Evans Group PLC	1,384	27,515
NCC Group PLC	17,294	26,742
Next 15 Group PLC	3,756	11,225
Ninety One PLC	15,140	45,668
Norcros PLC	6,666	24,588
Ocado Group PLC (A)	15,572	37,403
Odfjell Technology, Ltd.	828	6,292
On the Beach Group PLC (D)	5,451	11,344
OSB Group PLC	15,883	110,495
Pagegroup PLC	8,870	16,110
Paragon Banking Group PLC	8,507	81,556
PayPoint PLC (C)	2,683	19,957
Pennon Group PLC	19,735	139,175
Persimmon PLC	8,864	126,536
Pets at Home Group PLC	16,087	38,969
Pharos Energy PLC	16,636	6,131
Phoenix Spree Deutschland, Ltd. (A)	5,484	11,930
Pinewood Technologies Group PLC (A)	5,133	14,260
Polar Capital Holdings PLC	3,830	31,264
Porvair PLC	362	3,457
Premier Foods PLC	23,840	58,544
PZ Cussons PLC	13,141	14,058
QinetiQ Group PLC	20,327	123,125
Quilter PLC (D)	63,959	147,127
Rank Group PLC	7,303	8,670
Rathbones Group PLC	2,285	60,810
Reach PLC	10,533	8,402
Renew Holdings PLC	3,437	39,004
Rightmove PLC	19,504	111,588

107

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Robert Walters PLC	4,693	$5,242
Rotork PLC	35,693	148,415
RS GROUP PLC	14,553	108,971
RWS Holdings PLC	1,824	1,843
S&U PLC	513	12,955
Sabre Insurance Group PLC (D)	10,582	22,060
Saga PLC (A)	4,637	28,899
Savannah Energy PLC (A)	53,744	5,649
Savills PLC	5,951	65,097
Schroders PLC	2,839	21,859
Senior PLC	17,000	65,816
Serco Group PLC	46,758	177,170
Serica Energy PLC	10,784	41,762
Severfield PLC (A)	11,941	3,929
SIG PLC (A)	64,105	7,210
SigmaRoc PLC (A)	18,853	29,408
Softcat PLC	5,154	84,238
Speedy Hire PLC	24,369	7,356
Spirax Group PLC	992	88,996
Spire Healthcare Group PLC (D)	13,646	26,496
SSP Group PLC	32,793	76,698
SThree PLC	6,106	12,072
STV Group PLC	2,712	3,683
Synthomer PLC (A)	6,230	3,356
Tate & Lyle PLC	16,269	78,147
Tatton Asset Management PLC	1,955	15,104
Taylor Wimpey PLC	75,745	89,963
Team Internet Group PLC (A)	10,289	5,066
Telecom Plus PLC	2,698	46,053
The Berkeley Group Holdings PLC (A)	1,908	87,403
The Gym Group PLC (A)(D)	5,959	13,903
THG PLC (A)	26,758	10,408
Topps Tiles PLC	15,591	7,144
TORM PLC, Class A (C)	1,905	54,369
TP ICAP Group PLC	34,104	123,589
Trainline PLC (A)(D)	8,324	25,149
Travis Perkins PLC	9,597	72,364
Trifast PLC	7,237	6,494
Tullow Oil PLC (A)(C)	46,125	7,867
Vanquis Banking Group PLC (A)	13,396	19,988
Vertu Motors PLC	13,548	10,407
Vesuvius PLC	9,782	51,754
Victrex PLC	3,473	26,306
Vistry Group PLC (A)	6,637	29,588
Volex PLC	6,292	38,080
Volution Group PLC	8,031	60,793
Vp PLC	637	3,832
Watches of Switzerland Group PLC (A)(D)	10,654	63,870
Watkin Jones PLC (A)	10,502	3,537
WH Smith PLC	5,221	40,120
Whitbread PLC	2,674	82,212
Wickes Group PLC	13,094	36,370
Wilmington PLC	2,180	6,630
Xaar PLC (A)	5,629	8,584
XPS Pensions Group PLC	6,949	26,686
Young & Co's Brewery PLC	1,750	14,751
Young & Co's Brewery PLC, Class A	1,224	12,264
Zigup PLC	8,827	44,945
Zotefoams PLC	1,549	7,023
		10,917,489
United States - 1.0%
Brookfield Infrastructure Corp., Class A	2,488	98,317
Burford Capital, Ltd.	8,276	34,549
Coeur Mining, Inc. (A)	17,116	320,025
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Diversified Energy Company	1,929	$35,929
Frontage Holdings Corp. (A)(D)	14,000	1,986
Novonix, Ltd. (A)	11,595	2,226
Ovintiv, Inc.	283	16,802
PureTech Health PLC (A)	8,318	11,819
Reliance Worldwide Corp., Ltd.	33,532	71,971
Samsonite Group SA (D)	41,100	76,454
Sinch AB (A)(D)	14,762	39,468
SSR Mining, Inc. (A)	8,907	261,620
Sunococorp LLC	1,356	83,597
Viemed Healthcare, Inc. (A)	2,600	23,946
		1,078,709
TOTAL COMMON STOCKS (Cost $102,454,918)		$110,928,045
PREFERRED SECURITIES - 0.4%
Canada - 0.0%
Questerre Energy Corp. (A)(B)	19,444	140
Germany - 0.4%
Draegerwerk AG & Company KGaA	565	60,135
Einhell Germany AG	219	16,860
FUCHS SE	2,954	125,660
Jungheinrich AG	2,336	71,840
Porsche Automobil Holding SE	2,981	109,156
Sixt SE	838	53,193
STO SE & Company KGaA	163	20,688
Villeroy & Boch AG	625	12,459
		469,991
TOTAL PREFERRED SECURITIES (Cost $441,943)		$470,131
RIGHTS - 0.0%
Greencore Group PLC (Expriration Date: 1-16-29) (A)(B)(E)	5,579	148
Intercell AG (A)(B)(E)	3,233	0
Syrah Resources, Ltd. (Expiration Date: 4-17-26; Strike Price: AUD 0.11) (A)	58,900	1,016
Telecom Italia SpA (Expiration Date: 4-30-26; Strike Price: EUR 0.51) (A)	189,102	4
TOTAL RIGHTS (Cost $0)		$1,168
WARRANTS - 0.0%
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	1,316	815
TOTAL WARRANTS (Cost $0)		$815
SHORT-TERM INVESTMENTS - 3.2%
Short-term funds - 3.2%
John Hancock Collateral Trust, 3.6657% (F)(G)	366,466	3,665,068
TOTAL SHORT-TERM INVESTMENTS (Cost $3,665,461)		$3,665,068
Total Investments (International Small Company Trust) (Cost $106,562,322) - 102.0%		$115,065,227
Other assets and liabilities, net - (2.0%)		(2,259,764)
TOTAL NET ASSETS - 100.0%		$112,805,463
Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
Security Abbreviations and Legend
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

108

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
(C)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $3,619,781. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $152,304 in the form of U.S. Treasuries was pledged to the fund.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
International Small Company Trust (continued)
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 3-31-26.
(G)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	5	Long	Jun 2026	$715,031	$725,275	$10,244
						$10,244

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 69.6%
U.S. Government – 35.9%
U.S. Treasury Bonds
1.250%, 05/15/2050	$4,170,000	$1,978,958
1.375%, 11/15/2040	3,360,000	2,164,312
1.875%, 02/15/2041 to 11/15/2051	6,090,000	3,517,581
2.250%, 08/15/2046	4,745,000	3,092,962
2.500%, 02/15/2045	994,000	697,081
3.000%, 11/15/2045 to 08/15/2052	10,047,000	7,398,131
3.125%, 05/15/2048	2,405,000	1,809,856
3.625%, 05/15/2053	1,570,000	1,258,882
3.750%, 11/15/2043	2,253,000	1,952,189
4.250%, 05/15/2039 to 08/15/2054	2,431,000	2,190,383
4.375%, 11/15/2039	1,170,000	1,141,116
4.500%, 08/15/2039	330,000	326,855
4.750%, 02/15/2041	1,350,000	1,357,330
4.875%, 08/15/2045	925,000	921,965
5.500%, 08/15/2028	2,250,000	2,335,869
U.S. Treasury Inflation Protected Securities
0.625%, 02/15/2043	99,016	72,913
0.750%, 02/15/2042 to 02/15/2045	2,651,479	2,019,217
1.375%, 02/15/2044	1,353,548	1,117,960
U.S. Treasury Notes
1.250%, 06/30/2028	3,715,000	3,511,255
1.625%, 05/15/2031	7,210,000	6,430,135
1.875%, 02/15/2032	3,110,000	2,757,817
2.750%, 08/15/2032	2,945,000	2,723,780
3.500%, 11/15/2028 to 11/30/2030	3,525,000	3,481,802
3.875%, 08/15/2033	1,155,000	1,133,840
4.000%, 02/15/2034 to 11/15/2035	4,270,000	4,185,978
4.125%, 11/30/2031 to 02/15/2036	2,355,000	2,355,774
4.250%, 11/15/2034	6,975,000	6,973,093
4.375%, 01/31/2032 to 05/15/2034	3,190,000	3,230,129
4.500%, 11/15/2033	2,525,000	2,577,275
		74,714,438
U.S. Government Agency – 33.7%
Federal Home Loan Mortgage Corp.
2.500%, 02/01/2038	404,946	383,566
3.000%, 12/01/2046 to 04/01/2048	196,971	176,245
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.000%, 12/01/2034 to 04/01/2054	$620,525	$613,578
5.500%, 06/01/2040 to 07/01/2054	3,913,146	3,948,886
6.000%, 01/01/2053 to 02/01/2055	4,214,946	4,320,164
6.500%, 04/01/2029 to 08/01/2034	3,071	3,218
7.500%, 05/01/2027 to 05/01/2028	173	176
Federal National Mortgage Association
2.000%, 03/01/2038 to 05/01/2051	5,889,533	4,901,971
2.500%, 07/01/2030 to 12/01/2051	1,549,990	1,315,674
3.000%, TBA (A)	3,185,000	2,797,888
3.000%, 10/01/2035 to 05/01/2051	1,955,903	1,758,640
3.500%, TBA (A)	965,000	884,106
3.500%, 08/01/2043	352,090	332,245
4.000%, TBA (A)	3,785,000	3,630,940
4.500%, TBA (A)	3,025,000	2,914,044
5.000%, 10/01/2054	1,825,808	1,800,504
5.500%, TBA (A)	4,820,000	4,834,759
5.500%, 07/01/2040 to 02/01/2055	9,180,355	9,290,260
6.000%, TBA (A)	5,025,000	5,117,259
6.000%, 12/01/2053	1,424,999	1,458,363
Government National Mortgage Association
2.000%, 12/20/2050	2,137,298	1,762,203
2.500%, TBA (A)	1,915,000	1,644,023
2.500%, 12/20/2051	4,181,998	3,592,637
3.000%, 04/20/2051 to 05/20/2051	1,705,035	1,523,455
3.500%, TBA (A)	1,995,000	1,819,814
4.000%, TBA (A)	815,000	762,025
4.000%, 11/15/2040 to 02/15/2042	13,152	12,703
4.500%, 05/20/2052	1,694,536	1,648,699
5.000%, TBA (A)	2,900,000	2,869,607
5.500%, TBA (A)	3,780,000	3,800,904
6.000%, 08/15/2032 to 04/15/2035	16,908	17,551
6.500%, 10/15/2028 to 02/15/2035	3,657	3,799
7.000%, 11/15/2031 to 11/15/2033	17,827	18,146
		69,958,052
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $156,084,944)		$144,672,490

109

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Colombia – 0.2%
Republic of Colombia
3.250%, 04/22/2032		$400,000	$333,296
5.625%, 02/19/2036	EUR	105,000	111,116
			444,412
Israel – 0.2%
State of Israel
3.875%, 07/03/2050		$200,000	140,579
5.375%, 02/19/2030		200,000	202,932
			343,511
Mexico – 0.6%
Government of Mexico
5.375%, 03/22/2033		605,000	590,783
5.375%, 03/22/2033		200,000	195,300
5.625%, 02/09/2034		200,000	195,600
5.625%, 09/22/2035		200,000	192,400
			1,174,083
Romania – 0.2%
Republic of Romania
2.625%, 12/02/2040 (B)	EUR	250,000	181,279
2.750%, 04/14/2041		493,000	356,770
			538,049
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,655,449)			$2,500,055
CORPORATE BONDS – 17.1%
Communication services – 1.8%
Alphabet, Inc.
5.300%, 05/15/2065		$255,000	236,036
5.350%, 11/15/2045		15,000	14,667
5.700%, 11/15/2075		210,000	203,525
5.750%, 02/15/2066		40,000	39,614
Altice France SA 6.500%, 04/15/2032 (B)		54,435	51,576
CCO Holdings LLC
4.250%, 02/01/2031 (B)		150,000	136,718
7.375%, 02/01/2036 (B)		35,000	34,855
Charter Communications Operating LLC
3.700%, 04/01/2051		45,000	27,851
5.125%, 07/01/2049		135,000	103,650
5.750%, 04/01/2048		65,000	54,210
6.384%, 10/23/2035		75,000	76,161
6.650%, 02/01/2034		45,000	46,941
Cinemark USA, Inc. 7.000%, 08/01/2032 (B)		100,000	102,749
Comcast Corp.
2.800%, 01/15/2051		35,000	20,022
2.887%, 11/01/2051		165,000	95,381
3.400%, 07/15/2046		15,000	10,230
3.750%, 04/01/2040		185,000	149,980
3.969%, 11/01/2047		25,000	18,396
Cox Communications, Inc.
2.600%, 06/15/2031 (B)		45,000	39,848
5.450%, 09/01/2034 (B)		15,000	14,396
5.950%, 09/01/2054 (B)		125,000	109,054
DIRECTV Financing LLC 10.000%, 02/15/2031 (B)		100,000	102,083
Iliad Holding SAS 6.875%, 04/15/2031	EUR	100,000	120,479
Level 3 Financing, Inc.
7.000%, 03/31/2034 (B)		$100,000	102,359
8.500%, 01/15/2036 (B)		40,000	41,736
Meta Platforms, Inc.
5.500%, 11/15/2045		10,000	9,463
5.550%, 08/15/2064		170,000	152,789
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Meta Platforms, Inc. (continued)
5.750%, 11/15/2065		$270,000	$250,777
Orange SA 4.250%, 01/13/2031 (B)		215,000	210,900
Paramount Global
4.375%, 03/15/2043		216,000	130,630
4.950%, 05/19/2050		180,000	107,454
5.250%, 04/01/2044		115,000	72,769
5.850%, 09/01/2043		175,000	121,497
Scripps Escrow II, Inc. 3.875%, 01/15/2029 (B)		100,000	92,495
Time Warner Cable LLC 4.500%, 09/15/2042		315,000	236,549
T-Mobile USA, Inc.
2.550%, 02/15/2031		35,000	31,805
3.500%, 04/15/2031		125,000	118,222
United Group BV 6.500%, 10/31/2031 (B)	EUR	100,000	113,827
			3,601,694
Consumer discretionary – 0.5%
Amazon.com, Inc.
5.550%, 11/20/2065		$70,000	66,139
5.950%, 03/13/2066		235,000	235,770
Bertrand Franchise Finance SAS 5.776%, (3 month EURIBOR + 3.750%), 07/18/2030 (C)	EUR	100,000	112,259
Clarios Global LP 4.750%, 06/15/2031		100,000	113,603
NCL Corp., Ltd. 6.250%, 03/01/2030 (B)		$50,000	49,629
Penn Entertainment, Inc. 4.125%, 07/01/2029 (B)(D)		55,000	51,436
Petco Health & Wellness Company, Inc. 8.250%, 02/01/2031 (B)		85,000	84,883
Specialty Building Products Holdings LLC 7.750%, 10/15/2029 (B)		100,000	86,819
Staples, Inc. 10.750%, 09/01/2029 (B)		65,000	60,113
Wayfair LLC 7.250%, 10/31/2029 (B)		100,000	102,078
			962,729
Consumer staples – 1.2%
Bacardi, Ltd. 5.400%, 06/15/2033 (B)		100,000	99,008
BAT Capital Corp. 5.834%, 02/20/2031		70,000	73,253
Bellis Acquisition Company PLC 8.125%, 05/14/2030	GBP	100,000	122,040
Flowers Foods, Inc. 6.200%, 03/15/2055		$5,000	4,056
Industrial F&B Investments III, Inc. 7.750%, 02/11/2033 (B)		42,000	42,435
JBS NV
5.500%, 01/15/2036		35,000	35,016
6.250%, 03/01/2056		30,000	29,409
6.375%, 04/15/2066		290,000	284,566
6.750%, 03/15/2034		55,000	60,492
Keurig Dr. Pepper, Inc.
2.250%, 03/15/2031		202,000	178,429
3.200%, 05/01/2030		17,000	15,940
3.950%, 04/15/2029		70,000	68,574
4.050%, 04/15/2032		95,000	89,874
4.600%, 05/15/2030		10,000	9,896
5.200%, 03/15/2031		74,000	74,811

110

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Keurig Dr. Pepper, Inc. (continued)
5.300%, 03/15/2034		$55,000	$54,531
Mars, Inc.
4.800%, 03/01/2030 (B)		75,000	75,789
5.200%, 03/01/2035 (B)		90,000	90,857
5.650%, 05/01/2045 (B)		415,000	409,819
Performance Food Group, Inc. 4.250%, 08/01/2029 (B)		110,000	105,662
Philip Morris International, Inc.
4.375%, 11/01/2027		50,000	50,122
4.750%, 11/01/2031		125,000	125,568
5.125%, 02/15/2030		210,000	214,272
5.125%, 02/13/2031		115,000	117,619
5.375%, 02/15/2033		85,000	87,358
5.625%, 11/17/2029		15,000	15,591
			2,534,987
Energy – 2.2%
Buckeye Partners LP
5.850%, 11/15/2043		30,000	27,153
6.750%, 02/01/2030 (B)		70,000	72,241
CD&R Firefly Bidco PLC 8.625%, 04/30/2029	GBP	100,000	134,431
Columbia Pipelines Holding Company LLC
4.999%, 11/17/2032 (B)		$90,000	89,407
5.097%, 10/01/2031 (B)		41,000	41,222
ConocoPhillips Company
3.800%, 03/15/2052		117,000	85,474
4.025%, 03/15/2062		35,000	25,212
5.650%, 01/15/2065		40,000	38,036
5.700%, 09/15/2063		80,000	76,992
Diamondback Energy, Inc.
5.400%, 04/18/2034		130,000	131,976
5.900%, 04/18/2064		145,000	137,205
Ecopetrol SA
7.750%, 02/01/2032		175,000	176,726
8.375%, 01/19/2036		150,000	152,081
Enbridge, Inc.
4.850%, 03/27/2031		35,000	35,141
5.450%, 03/27/2036		135,000	136,163
Energy Transfer LP 5.000%, 05/15/2050		70,000	58,091
Enterprise Products Operating LLC
3.700%, 01/31/2051		44,000	31,821
4.900%, 05/15/2046		21,000	18,774
Galaxy Pipeline Assets Bidco, Ltd. 2.940%, 09/30/2040 (B)		169,782	137,274
Hess Midstream Operations LP
4.250%, 02/15/2030 (B)		200,000	192,187
6.500%, 06/01/2029 (B)		135,000	137,906
Matador Resources Company 6.500%, 04/15/2032 (B)		100,000	101,089
MPLX LP
5.000%, 01/15/2033		180,000	178,679
5.500%, 06/01/2034		255,000	257,624
Northriver Midstream Finance LP 6.750%, 07/15/2032 (B)		100,000	100,295
ONEOK, Inc.
3.100%, 03/15/2030		10,000	9,430
4.750%, 10/15/2031		55,000	54,416
5.050%, 11/01/2034		195,000	189,676
5.400%, 10/15/2035		35,000	34,769
6.050%, 09/01/2033		85,000	89,133
6.100%, 11/15/2032		30,000	31,604
6.625%, 09/01/2053		10,000	10,262
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
ONEOK, Inc. (continued)
7.150%, 01/15/2051	$10,000	$10,784
Petroleos Mexicanos
5.950%, 01/28/2031	275,000	262,920
6.350%, 02/12/2048	230,000	175,997
Rockies Express Pipeline LLC 6.750%, 03/15/2033 (B)	100,000	102,939
Saudi Arabian Oil Company 6.375%, 06/02/2055 (B)	200,000	198,692
SM Energy Company 6.750%, 08/01/2029 (B)	100,000	101,515
Talos Production, Inc. 9.000%, 02/01/2029 (B)	81,000	84,314
Targa Resources Corp.
4.350%, 04/15/2031	60,000	58,738
5.400%, 07/30/2036	145,000	143,941
Targa Resources Partners LP 4.000%, 01/15/2032	25,000	23,693
The Williams Companies, Inc.
5.150%, 03/15/2036	90,000	88,660
5.650%, 03/15/2033	30,000	30,982
TotalEnergies Capital SA
5.425%, 09/10/2064	30,000	27,894
5.638%, 04/05/2064	130,000	124,745
USA Compression Partners LP 6.250%, 10/01/2033 (B)	50,000	49,843
Venture Global Plaquemines LNG LLC 7.500%, 05/01/2033 (B)	100,000	109,920
		4,588,067
Financials – 3.2%
Acrisure LLC 7.500%, 11/06/2030 (B)	120,000	120,368
Ares Strategic Income Fund
5.150%, 01/15/2031 (B)	175,000	165,282
5.550%, 04/15/2031 (B)	190,000	182,016
5.800%, 09/09/2030 (B)	150,000	145,858
Asurion LLC
8.000%, 12/31/2032 (B)	30,000	31,123
8.375%, 02/01/2034 (B)	30,000	29,126
Augusta SpinCo Corp. 4.656%, 03/23/2031	75,000	74,656
Bank of America Corp.
1.898%, (1.898% to 7-23-30, then Overnight SOFR + 1.530%), 07/23/2031	55,000	48,985
1.922%, (1.922% to 10-24-30, then Overnight SOFR + 1.370%), 10/24/2031	130,000	115,212
2.972%, (2.972% to 2-4-32, then Overnight SOFR + 1.330%), 02/04/2033	115,000	104,100
4.376%, (4.376% to 4-27-27, then Overnight SOFR + 1.580%), 04/27/2028	40,000	39,971
Citigroup, Inc.
4.503%, (4.503% to 9-11-30, then Overnight SOFR + 1.171%), 09/11/2031	60,000	59,318
4.952%, (4.952% to 5-7-30, then Overnight SOFR + 1.463%), 05/07/2031	155,000	156,005
CrossCountry Intermediate HoldCo LLC 6.500%, 10/01/2030 (B)	100,000	95,314
Equitable America Global Funding 4.700%, 09/15/2032 (B)	60,000	58,273

111

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Freedom Mortgage Holdings LLC
7.875%, 04/01/2033 (B)		$50,000	$46,879
9.250%, 02/01/2029 (B)		50,000	50,680
goeasy, Ltd. 6.875%, 02/15/2031 (B)		60,000	48,270
HPS Corporate Lending Fund
5.450%, 11/15/2030 (B)		35,000	33,468
5.650%, 04/02/2031 (B)		290,000	278,196
5.850%, 06/05/2030 (B)		115,000	112,245
HSBC Holdings PLC
4.619%, (4.619% to 11-6-30, then Overnight SOFR + 1.190%), 11/06/2031		200,000	197,222
4.675%, (4.675% to 3-10-31, then Overnight SOFR + 1.210%), 03/10/2032		200,000	197,350
JPMorgan Chase & Co.
2.545%, (2.545% to 11-8-31, then Overnight SOFR + 1.180%), 11/08/2032		75,000	66,668
2.580%, (2.580% to 4-22-31, then 3 month CME Term SOFR + 1.250%), 04/22/2032		40,000	36,146
3.702%, (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%), 05/06/2030		65,000	63,390
4.005%, (4.005% to 4-23-28, then 3 month CME Term SOFR + 1.382%), 04/23/2029		60,000	59,525
4.255%, (4.255% to 10-22-30, then Overnight SOFR + 0.930%), 10/22/2031		195,000	191,954
4.505%, (4.505% to 10-22-27, then Overnight SOFR + 0.860%), 10/22/2028		185,000	184,961
4.946%, (4.946% to 10-22-34, then Overnight SOFR + 1.340%), 10/22/2035		30,000	29,671
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030		185,000	187,626
5.103%, (5.103% to 4-22-30, then Overnight SOFR + 1.435%), 04/22/2031		220,000	223,995
5.299%, (5.299% to 7-24-28, then Overnight SOFR + 1.450%), 07/24/2029		175,000	178,266
5.336%, (5.336% to 1-23-34, then Overnight SOFR + 1.620%), 01/23/2035		130,000	131,995
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030		195,000	200,980
Lincoln National Corp. 5.350%, 11/15/2035		140,000	136,459
Metro Bank Holdings PLC 12.000%, (12.000% to 4-30-28, then 1 Year United Kingdom GILT Rate + 7.814%), 04/30/2029	GBP	100,000	148,083
Morgan Stanley
1.928%, (1.928% to 4-28-31, then Overnight SOFR + 1.020%), 04/28/2032		$200,000	173,363
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	$85,000	$74,416
4.210%, (4.210% to 4-20-27, then Overnight SOFR + 1.610%), 04/20/2028	105,000	104,712
4.238%, (4.238% to 1-9-29, then Overnight SOFR + 0.800%), 01/09/2030	160,000	158,385
5.230%, (5.230% to 1-15-30, then Overnight SOFR + 1.108%), 01/15/2031	50,000	50,769
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	55,000	55,981
5.466%, (5.466% to 1-18-34, then Overnight SOFR + 1.730%), 01/18/2035	45,000	45,744
5.656%, (5.656% to 4-18-29, then Overnight SOFR + 1.260%), 04/18/2030	160,000	164,595
5.831%, (5.831% to 4-19-34, then Overnight SOFR + 1.580%), 04/19/2035	90,000	93,437
Morgan Stanley Private Bank NA 4.213%, (4.213% to 2-8-29, then Overnight SOFR + 0.762%), 02/08/2030	265,000	262,317
Synchrony Financial
2.875%, 10/28/2031	85,000	74,155
4.947%, (4.947% to 2-25-31, then Overnight SOFR + 1.530%), 02/25/2032	90,000	87,345
5.450%, (5.450% to 3-6-30, then Overnight SOFR + 1.680%), 03/06/2031	80,000	79,934
6.000%, (6.000% to 7-29-35, then Overnight SOFR + 2.070%), 07/29/2036	180,000	177,538
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	20,000	17,965
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	15,000	15,000
4.692%, (4.692% to 10-23-29, then Overnight SOFR + 1.135%), 10/23/2030	190,000	190,149
5.016%, (5.016% to 10-23-34, then Overnight SOFR + 1.420%), 10/23/2035	55,000	53,983
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	100,000	101,205
5.218%, (5.218% to 4-23-30, then Overnight SOFR + 1.580%), 04/23/2031	65,000	66,096
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	70,000	64,749

112

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	$45,000	$41,318
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	40,000	39,795
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	25,000	25,485
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	55,000	59,551
		6,507,623
Health care – 1.1%
Acadia Healthcare Company, Inc.
5.000%, 04/15/2029 (B)	25,000	24,340
7.375%, 03/15/2033 (B)(D)	100,000	102,382
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (B)	54,000	50,686
Avantor Funding, Inc. 3.875%, 11/01/2029 (B)	130,000	121,965
Baxter International, Inc.
2.539%, 02/01/2032	70,000	58,911
4.900%, 12/15/2030	205,000	202,357
Cardinal Health, Inc.
4.500%, 09/15/2030	190,000	188,996
5.000%, 11/15/2029	205,000	208,082
Centene Corp. 2.500%, 03/01/2031	335,000	281,116
Community Health Systems, Inc.
4.750%, 02/15/2031 (B)	30,000	27,658
6.875%, 04/15/2029 (B)	30,000	28,849
10.875%, 01/15/2032 (B)	20,000	21,457
Humana, Inc.
5.550%, 05/01/2035	60,000	59,328
5.950%, 03/15/2034	37,000	37,732
Icon Investments Six DAC 6.000%, 05/08/2034	200,000	202,600
Royalty Pharma PLC 5.200%, 09/25/2035	85,000	83,889
Star Parent, Inc. 9.000%, 10/01/2030 (B)	100,000	103,600
Thermo Fisher Scientific, Inc. 4.473%, 10/07/2032	285,000	282,010
Viatris, Inc.
3.850%, 06/22/2040	140,000	106,256
4.000%, 06/22/2050	135,000	88,480
		2,280,694
Industrials – 0.7%
Allied Universal Holdco LLC 7.875%, 02/15/2031 (B)	100,000	103,122
CP Atlas Buyer, Inc.
9.750%, 07/15/2030 (B)	50,000	46,889
12.750%, (7.000% Cash and 5.750% PIK), 01/15/2031 (B)(D)	25,666	19,811
Element Fleet Management Corp. 4.641%, 11/24/2030 (B)	200,000	197,180
Fedex Freight Holding Company, Inc.
4.650%, 03/15/2031 (B)	100,000	98,287
4.950%, 03/15/2033 (B)	85,000	82,901
JetBlue Airways Corp. 9.875%, 09/20/2031 (B)	55,000	51,978
LBM Acquisition LLC 9.500%, 06/15/2031 (B)	60,000	52,227
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Penske Truck Leasing Company LP 4.550%, 01/15/2031 (B)	$100,000	$98,908
The Boeing Company
2.950%, 02/01/2030	45,000	42,348
3.200%, 03/01/2029	35,000	33,757
5.150%, 05/01/2030	130,000	132,176
5.705%, 05/01/2040	203,000	203,319
6.388%, 05/01/2031	50,000	53,317
Uber Technologies, Inc. 4.800%, 09/15/2035	145,000	140,701
Wabtec Corp. 4.900%, 05/29/2030	130,000	131,362
		1,488,283
Information technology – 2.0%
Broadcom, Inc.
4.200%, 10/15/2030	150,000	148,257
5.200%, 07/15/2035	170,000	171,326
EchoStar Corp. 6.750%, 11/30/2030	100,000	100,976
Foundry JV Holdco LLC
5.900%, 01/25/2033 (B)	200,000	205,622
6.150%, 01/25/2032 (B)	200,000	208,797
Great Canadian Gaming Corp. 8.750%, 11/15/2029 (B)	55,000	53,658
Imola Merger Corp. 4.750%, 05/15/2029 (B)	100,000	97,193
Intel Corp.
3.100%, 02/15/2060	60,000	33,145
3.250%, 11/15/2049	151,000	95,402
3.734%, 12/08/2047	325,000	227,101
4.750%, 03/25/2050	10,000	8,091
McAfee Corp. 7.375%, 02/15/2030 (B)	115,000	95,012
Open Text Corp. 3.875%, 12/01/2029 (B)	155,000	138,516
Oracle Corp.
3.600%, 04/01/2040	22,000	15,950
3.600%, 04/01/2050	175,000	105,652
3.650%, 03/25/2041	18,000	12,810
3.850%, 04/01/2060	175,000	102,983
3.950%, 03/25/2051	115,000	72,870
4.100%, 03/25/2061	30,000	18,447
4.300%, 07/08/2034	53,000	46,998
4.700%, 09/27/2034	135,000	123,204
4.800%, 09/26/2032	550,000	523,791
4.900%, 02/06/2033	10,000	9,477
5.350%, 05/04/2033	160,000	155,757
5.500%, 09/27/2064	45,000	34,461
5.550%, 02/06/2053	25,000	19,947
6.000%, 08/03/2055	45,000	37,727
6.100%, 09/26/2065	60,000	49,751
6.850%, 02/04/2066	215,000	197,654
Qorvo, Inc. 3.375%, 04/01/2031 (B)	180,000	162,807
Rocket Software, Inc.
6.500%, 02/15/2029 (B)(D)	69,000	62,099
9.000%, 11/28/2028 (B)	45,000	44,932
Salesforce, Inc.
4.650%, 03/15/2029	115,000	115,238
5.200%, 03/15/2033	150,000	149,744
6.400%, 03/15/2046	330,000	332,285
6.700%, 03/15/2066	150,000	152,462
WULF Compute LLC 7.750%, 10/15/2030 (B)	55,000	58,117
		4,188,259

113

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials – 0.6%
Anglo American Capital PLC 3.875%, 03/16/2029 (B)		$200,000	$195,963
Celanese US Holdings LLC
6.500%, 04/15/2030		100,000	102,049
7.000%, 02/15/2031 (D)		10,000	10,268
7.375%, 02/15/2034		25,000	25,613
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/2029 (B)		55,000	54,013
8.750%, 04/15/2030 (B)		55,000	51,319
Glencore Funding LLC
5.371%, 04/04/2029 (B)		30,000	30,624
5.634%, 04/04/2034 (B)		40,000	40,939
6.375%, 10/06/2030 (B)		170,000	180,342
6.500%, 10/06/2033 (B)		50,000	54,104
Itelyum Regeneration SpA 5.750%, 04/15/2030	EUR	100,000	114,221
JH North America Holdings, Inc. 6.125%, 07/31/2032 (B)		$75,000	74,701
Kaiser Aluminum Corp.
4.500%, 06/01/2031 (B)		50,000	47,237
5.875%, 03/01/2034 (B)		55,000	54,003
Mauser Packaging Solutions Holding Company 9.250%, 04/15/2030 (B)		100,000	92,917
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033		65,000	69,744
TriMas Corp. 4.125%, 04/15/2029 (B)		63,000	59,948
Tronox, Inc. 4.625%, 03/15/2029 (B)(D)		65,000	52,046
			1,310,051
Real estate – 0.3%
Hudson Pacific Properties LP
4.650%, 04/01/2029 (D)		57,000	48,614
5.950%, 02/15/2028		55,000	52,160
Kilroy Realty LP 5.875%, 10/15/2035		285,000	274,763
Outfront Media Capital LLC 7.375%, 02/15/2031 (B)		100,000	104,271
Prologis Targeted U.S. Logistics Fund LP
4.250%, 01/15/2031 (B)		60,000	58,698
4.750%, 01/15/2036 (B)		130,000	124,669
			663,175
Utilities – 3.5%
AES Andes SA 6.250%, 03/14/2032 (B)		200,000	205,138
Alabama Power Company
3.450%, 10/01/2049		75,000	52,128
4.150%, 08/15/2044		60,000	48,828
Arizona Public Service Company 5.700%, 08/15/2034		75,000	77,621
Clearway Energy Operating LLC
3.750%, 02/15/2031 (B)		60,000	55,558
4.750%, 03/15/2028 (B)		55,000	54,266
5.750%, 01/15/2034 (B)		10,000	9,827
Cleco Corporate Holdings LLC 3.375%, 09/15/2029		90,000	84,127
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051		120,000	78,275
5.500%, 03/15/2055		65,000	61,769
5.750%, 11/15/2055		50,000	49,351
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Dominion Energy, Inc. 6.000%, (6.000% to 2-15-31, then 5 Year CMT + 2.262%), 02/15/2056	$210,000	$208,662
Duke Energy Corp.
2.550%, 06/15/2031	235,000	211,285
3.300%, 06/15/2041	50,000	37,594
4.950%, 09/15/2035	245,000	238,837
5.450%, 06/15/2034	5,000	5,111
Duke Energy Florida LLC 1.750%, 06/15/2030	115,000	102,903
Duke Energy Indiana LLC
2.750%, 04/01/2050	80,000	48,628
3.250%, 10/01/2049	105,000	70,803
Duke Energy Progress LLC
3.700%, 10/15/2046	125,000	93,010
5.550%, 03/15/2055	25,000	24,151
Edison International
4.800%, 03/15/2031	120,000	117,140
5.250%, 03/15/2032	36,000	35,630
6.250%, 03/15/2030	150,000	155,401
Eversource Energy
4.450%, 12/15/2030	150,000	147,958
5.125%, 05/15/2033	200,000	199,333
Georgia Power Company
4.300%, 03/15/2042	75,000	64,707
4.850%, 03/15/2031	255,000	258,171
Jersey Central Power & Light Company 5.100%, 01/15/2035	35,000	34,985
NiSource, Inc.
3.490%, 05/15/2027	85,000	84,108
5.350%, 07/15/2035	150,000	151,021
NSTAR Electric Company 5.400%, 06/01/2034	75,000	76,660
Ohio Edison Company 5.500%, 01/15/2033 (B)	35,000	36,033
Pacific Gas & Electric Company
2.500%, 02/01/2031	270,000	241,975
3.300%, 08/01/2040	40,000	29,914
3.500%, 08/01/2050	30,000	19,836
4.300%, 03/15/2045	48,000	37,492
4.550%, 07/01/2030	100,000	98,645
4.600%, 06/15/2043	20,000	16,456
4.750%, 02/15/2044	40,000	33,327
5.050%, 10/15/2032	50,000	49,675
5.800%, 05/15/2034	250,000	256,172
5.900%, 06/15/2032	25,000	25,886
6.100%, 01/15/2029	65,000	67,261
6.150%, 01/15/2033	105,000	109,788
6.700%, 04/01/2053	35,000	36,228
6.750%, 01/15/2053	95,000	98,571
6.950%, 03/15/2034	50,000	54,757
PacifiCorp
4.125%, 01/15/2049	41,000	30,057
5.450%, 04/15/2033	45,000	45,144
5.800%, 04/15/2036	35,000	35,280
PG&E Corp. 6.850%, (6.850% to 9-15-31, then 5 Year CMT + 3.225%), 09/15/2056	85,000	83,991
Pinnacle West Capital Corp.
4.900%, 05/15/2028	131,000	131,985
5.150%, 05/15/2030	115,000	116,691
Public Service Company of Oklahoma 5.200%, 01/15/2035	215,000	213,865
Public Service Enterprise Group, Inc.
5.450%, 04/01/2034	15,000	15,226

114

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Public Service Enterprise Group, Inc. (continued)
6.125%, 10/15/2033		$50,000	$52,957
Puget Energy, Inc. 5.725%, 03/15/2035		335,000	337,437
Southern California Edison Company
3.650%, 02/01/2050		35,000	24,005
3.900%, 03/15/2043		10,000	7,551
4.000%, 04/01/2047		84,000	62,406
4.125%, 03/01/2048		145,000	108,525
4.650%, 10/01/2043		20,000	16,726
5.150%, 06/01/2029		105,000	106,475
5.450%, 06/01/2052		96,000	85,063
5.700%, 03/01/2053		81,000	74,361
5.875%, 12/01/2053		45,000	42,554
6.000%, 01/15/2034		40,000	41,702
Southern California Gas Company 6.000%, 06/15/2055		165,000	165,145
Southern Company Gas Capital Corp. 5.100%, 09/15/2035		65,000	64,153
Southern Power Company 4.900%, 10/01/2035		60,000	58,026
Southwestern Electric Power Company
5.200%, 04/01/2036		40,000	39,334
5.900%, 04/01/2056		60,000	58,389
Trans-Allegheny Interstate Line Company 5.000%, 01/15/2031 (B)		65,000	66,029
Virginia Electric & Power Company
2.450%, 12/15/2050		43,000	23,968
4.200%, 05/15/2045		10,000	8,013
4.900%, 09/15/2035		65,000	63,595
4.950%, 03/15/2036		350,000	341,178
5.150%, 03/15/2035		40,000	39,920
WEC Energy Group, Inc. 4.750%, 01/15/2028		130,000	130,951
Xcel Energy, Inc.
4.750%, 03/21/2028		75,000	75,385
5.600%, 04/15/2035		70,000	71,138
XPLR Infrastructure Operating Partners LP 7.250%, 01/15/2029 (B)		100,000	102,917
			7,295,144
TOTAL CORPORATE BONDS (Cost $35,917,015)			$35,420,706
CONVERTIBLE BONDS – 0.0%
Financials – 0.0%
Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.534%, (3 month EURIBOR + 4.500%), 12/15/2050 (C)	EUR	100,000	74,009
TOTAL CONVERTIBLE BONDS (Cost $74,949)			$74,009
MUNICIPAL BONDS – 0.1%
Chicago Board of Education (Illinois), GO 6.138%, 12/01/2039		$155,000	146,651
Chicago Board of Education (Illinois), GO 6.319%, 11/01/2029		120,000	118,622
TOTAL MUNICIPAL BONDS (Cost $280,567)			$265,273
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 16.4%
Commercial and residential – 12.5%
280 Park Avenue Mortgage Trust Series 2017-280P, Class E (1 month CME Term SOFR + 2.419%) 6.089%, 09/15/2034 (B)(C)	$214,000	$209,720
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (B)(E)	42,052	40,594
Series 2021-2, Class A1, 0.985%, 04/25/2066 (B)(E)	94,549	81,968
Series 2021-4, Class A2, 1.241%, 01/20/2065 (B)(E)	92,900	79,946
Series 2021-5, Class A1, 0.951%, 07/25/2066 (B)(E)	217,840	189,556
Series 2021-6, Class A1, 1.458%, 09/25/2066 (B)(E)	359,943	303,993
Series 2021-8, Class A1, 1.820%, 11/25/2066 (B)(E)	161,133	144,086
Series 2022-2, Class A1, 4.045%, 01/25/2067 (B)(E)	48,887	46,748
Series 2022-5, Class A1 (4.500% to 7-1-26, then 5.500% thereafter), 4.500%, 05/25/2067 (B)	407,807	406,063
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (B)(E)	76,895	74,819
BANK
Series 2017-BNK8, Class XA IO, 0.704%, 11/15/2050	3,570,407	27,027
Series 2019-BN18, Class XA IO, 0.880%, 05/15/2062	1,371,701	33,263
Series 2019-BN20, Class XA IO, 0.806%, 09/15/2062	2,143,100	50,698
Series 2019-BN22, Class XA IO, 0.579%, 11/15/2062	2,373,481	43,598
Series 2019-BN23, Class XA IO, 0.682%, 12/15/2052	1,883,610	39,147
Series 2019-BN24, Class XA IO, 0.632%, 11/15/2062	1,156,259	24,022
Series 2020-BN28, Class XA IO, 1.759%, 03/15/2063	2,488,122	157,474
Series 2023-BNK45, Class XA IO, 1.070%, 02/15/2056	883,807	47,934
BANK5 Series 2026-5YR20, Class B 5.535%, 02/15/2059	278,000	280,578
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.440%, 02/15/2050	2,517,116	14,047
Series 2022-C15, Class A5, 3.662%, 04/15/2055 (E)	110,000	101,382
Series 2024-C24, Class XA IO, 1.624%, 02/15/2057	991,131	88,610
Series 2025-5C34, Class AS, 5.990%, 05/15/2058 (E)	175,000	180,428
Series 2025-C32, Class XA IO, 1.128%, 02/15/2062	998,231	80,059
Series 2026-5C40, Class B, 5.780%, 02/15/2059 (E)	70,000	70,947
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.524%, 01/15/2051	809,253	6,788
Series 2018-B4, Class XA IO, 0.461%, 07/15/2051	1,971,631	19,535
Series 2018-B8, Class XA IO, 0.610%, 01/15/2052	4,261,867	53,930

115

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Benchmark Mortgage Trust (continued)
Series 2019-B10, Class XA IO, 1.208%, 03/15/2062	$2,598,371	$77,655
Series 2019-B12, Class XA IO, 1.016%, 08/15/2052	935,901	21,704
Series 2019-B15, Class A5, 2.928%, 12/15/2072	565,000	526,882
Series 2020-B18, Class XA IO, 1.742%, 07/15/2053	531,201	27,248
Series 2020-B22, Class XA IO, 1.489%, 01/15/2054	1,140,319	64,479
Series 2026-V20, Class AM, 5.436%, 02/15/2059	80,000	80,730
Series 2026-V20, Class B, 5.687%, 02/15/2059 (E)	85,000	86,173
BINOM Securitization Trust Series 2021-INV1, Class A1 2.034%, 06/25/2056 (B)(E)	96,656	89,002
BOCA Commercial Mortgage Trust Series 2025-BOCA, Class B (1 month CME Term SOFR + 1.900%) 5.573%, 12/15/2042 (B)(C)	245,000	244,847
BPR Trust Series 2024-PMDW, Class B 5.850%, 11/05/2041 (B)(E)	100,000	101,724
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.941%, 02/25/2049 (B)(E)	42,232	39,994
Series 2021-NQM2, Class A1, 0.970%, 03/25/2060 (B)(E)	13,095	12,908
BSTN Commercial Mortgage Trust Series 2025-HUB, Class A 4.572%, 04/13/2041 (B)(E)	100,000	99,872
BX Commercial Mortgage Trust
Series 2026-ALOHA, Class B (1 month CME Term SOFR + 1.550%), 5.250%, 04/15/2043 (B)(C)	595,000	595,186
Series 2026-CSMO, Class B (1 month CME Term SOFR + 1.700%), 5.373%, 02/15/2043 (B)(C)	250,000	250,000
BX Trust
Series 2025-ARIA, Class B, 5.177%, 12/13/2042 (B)(E)	145,000	145,107
Series 2026-CART, Class B (1 month CME Term SOFR + 1.350%), 5.023%, 02/15/2036 (B)(C)	120,000	119,090
Series 2026-RISE, Class B (1 month CME Term SOFR + 1.450%), 5.120%, 04/15/2041 (B)(C)	100,000	100,000
Citigroup Commercial Mortgage Trust Series 2016-C3, Class C 3.992%, 11/15/2049 (E)	288,000	256,296
COLT Mortgage Loan Trust
Series 2021-3, Class A1, 0.956%, 09/27/2066 (B)(E)	459,077	384,048
Series 2026-1, Class A1, 4.758%, 02/25/2071 (B)(E)	117,543	116,665
Series 2026-1, Class A3 (5.112% to 2-1-30, then 6.112% thereafter), 5.112%, 02/25/2071 (B)	99,612	98,609
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2022-HC, Class A, 2.819%, 01/10/2039 (B)	$100,000	$97,066
Series 2022-HC, Class D, 3.896%, 01/10/2039 (B)(E)	100,000	95,225
Series 2024-CBM, Class B, 6.511%, 12/10/2041 (B)(E)	137,000	139,123
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (B)(E)	107,287	101,020
Series 2021-NQM8, Class A1, 2.841%, 10/25/2066 (B)(E)	178,842	162,878
Series 2021-RPL4, Class A1, 4.151%, 12/27/2060 (B)(E)	104,927	104,558
Series 2022-NQM1, Class A1, 3.265%, 11/25/2066 (B)(E)	470,587	425,948
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.090%, 01/15/2049	35,626	35,530
Series 2016-C6, Class XA IO, 1.663%, 01/15/2049	342,146	3
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.578%, 09/15/2053	408,023	16,317
DC Trust
Series 2024-HLTN, Class A, 5.727%, 04/13/2040 (B)(E)	90,000	90,359
Series 2024-HLTN, Class C, 7.036%, 04/13/2040 (B)(E)	45,000	44,659
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (B)(E)	62,366	55,621
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(E)	68,785	58,577
Series 2022-1, Class A1, 2.206%, 01/25/2067 (B)(E)	207,112	185,060
Series 2025-INV5, Class A3 (5.381% to 11-1-29, then 6.381% thereafter), 5.381%, 12/25/2070 (B)	139,249	138,749
Extended Stay America Trust
Series 2026-ESH2, Class A (1 month CME Term SOFR + 1.200%), 4.873%, 02/15/2043 (B)(C)	227,856	227,856
Series 2026-ESH2, Class B (1 month CME Term SOFR + 1.400%), 5.073%, 02/15/2043 (B)(C)	267,483	267,734
Series 2026-ESH2, Class E (1 month CME Term SOFR + 2.900%), 6.573%, 02/15/2043 (B)(C)	104,021	104,249
GCAT Trust
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(E)	170,821	150,362
Series 2021-NQM7, Class A1, 1.915%, 08/25/2066 (B)(E)	108,879	101,232
Series 2022-HX1, Class A1, 2.885%, 12/27/2066 (B)(E)	312,941	289,315
GS Mortgage Securities Trust
Series 2024-70P, Class B, 5.318%, 03/10/2041 (B)(E)	295,000	297,124

116

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust (continued)
Series 2026-NQM1, Class A1, 4.869%, 03/25/2066 (B)(E)	$140,637	$139,798
Series 2026-NQM1, Class A3 (5.225% to 1-1-30, then 6.225% thereafter), 5.225%, 03/25/2066 (B)	96,991	96,455
HTL Commercial Mortgage Trust
Series 2024-T53, Class B, 6.555%, 05/10/2039 (B)(E)	130,000	131,255
Series 2024-T53, Class C, 7.088%, 05/10/2039 (B)(E)	100,000	100,908
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.073%, 09/25/2056 (B)(E)	132,226	112,560
Series 2022-NQM2, Class A1, 4.638%, 03/25/2067 (B)	449,118	428,062
INT Commercial Mortgage Trust Series 2025-PLAZA, Class A 4.554%, 11/05/2037 (B)(E)	105,000	104,648
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class A5, 2.870%, 08/15/2049	115,000	114,220
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (B)	160,000	143,995
Legacy Mortgage Asset Trust
Series 2021-GS2, Class A1, 5.750%, 04/25/2061 (B)	102,895	103,075
Series 2021-GS3, Class A1, 5.750%, 07/25/2061 (B)	139,471	139,515
Series 2021-GS4, Class A1, 5.650%, 11/25/2060 (B)	68,542	68,585
MAD Commercial Mortgage Trust Series 2025-11MD, Class B 4.755%, 10/15/2042 (B)(E)	280,000	278,952
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (B)(E)	10,122	9,715
Series 2021-NQM2, Class A1, 1.029%, 11/25/2064 (B)(E)	91,255	80,823
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (B)	610,000	564,492
Series 2017-H1, Class XA IO, 1.272%, 06/15/2050	594,955	6,184
Series 2021-230P, Class B (1 month CME Term SOFR + 1.563%), 5.236%, 12/15/2038 (B)(C)	150,000	139,875
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-SPL1, Class A1 (4.250% to 9-1-29, then 5.250% thereafter), 4.250%, 02/25/2065 (B)	390,323	379,531
Series 2026-DSC1, Class A1, 4.767%, 01/25/2071 (B)(E)	242,199	239,534
Series 2026-DSC1, Class A3 (5.172% to 1-1-30, then 6.172% thereafter), 5.172%, 01/25/2071 (B)	114,151	112,945
Natixis Commercial Mortgage Securities Trust Series 2018-SOX, Class C 4.773%, 06/17/2038 (B)(E)	100,000	96,870
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (B)(E)	$97,082	$94,112
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (B)(E)	111,213	106,560
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%), 5.293%, 06/25/2057 (B)(C)	80,344	81,310
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (B)(E)	72,795	70,991
Series 2018-4A, Class A1S (1 month CME Term SOFR + 0.864%), 4.543%, 01/25/2048 (B)(C)	101,297	99,673
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (B)(E)	99,660	94,070
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (B)(E)	22,553	21,721
Series 2025-NQM7, Class A1, 5.010%, 10/26/2065 (B)(E)	194,169	193,089
Series 2025-NQM7, Class A3 (5.365% to 12-1-29, then 6.365% thereafter), 5.365%, 10/26/2065 (B)	229,560	228,072
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (B)(E)	261,120	230,246
NRTH Commercial Mortgage Trust Series 2025-PARK, Class B (1 month CME Term SOFR + 1.643%) 5.315%, 10/15/2040 (B)(C)	35,000	34,934
NYC Commercial Mortgage Trust
Series 2025-300P, Class B, 5.176%, 07/13/2042 (B)(E)	250,000	248,516
Series 2025-3BP, Class B (1 month CME Term SOFR + 1.692%), 5.365%, 02/15/2042 (B)(C)	385,000	384,905
Series 2026-1PARK, Class A (1 month CME Term SOFR + 1.250%), 4.928%, 02/15/2043 (B)(C)	100,000	99,594
OBX Trust
Series 2021-NQM1, Class A1, 1.072%, 02/25/2066 (B)(E)	172,800	153,476
Series 2026-NQM2, Class A1, 4.818%, 12/01/2065 (B)(E)	132,885	131,857
Series 2026-NQM2, Class A2 (5.042% to 1-1-30, then 6.042% thereafter), 5.042%, 12/01/2065 (B)	236,239	234,114
Series 2026-NQM2, Class A3 (5.143% to 1-1-30, then 6.143% thereafter), 5.143%, 12/01/2065 (B)	162,414	160,924
Onity Loan Investment Trust
Series 2025-HB2, Class A, 3.000%, 11/25/2038 (B)(E)	71,037	69,249
Series 2025-HB2, Class M1, 3.000%, 11/25/2038 (B)(E)	135,000	126,771
Pretium Mortgage Credit Partners LLC
Series 2025-NPL11, Class A1 (5.193% to 9-25-28, then 8.193% to 9-25-29, then 9.193% thereafter), 5.193%, 10/25/2055 (B)	604,191	604,196
Series 2025-NPL14, Class A1 (5.265% to 12-25-28, then 8.265% to 12-25-29, then 9.625% thereafter), 5.265%, 12/25/2055 (B)	232,414	230,726

117

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Pretium Mortgage Credit Partners LLC (continued)
Series 2025-NPL14, Class A2 (6.779% to 12-25-28, then 10.779% thereafter), 6.779%, 12/25/2055 (B)	$175,000	$173,268
Series 2025-NPL6, Class A1 (5.744% to 6-25-28, then 8.744% to 6-25-29, then 11.744% thereafter), 5.744%, 06/25/2055 (B)	458,506	459,211
Series 2025-NPL7, Class A1 (5.657% to 7-25-28, then 8.657% to 7-25-29, then 11.657% thereafter), 5.657%, 07/25/2055 (B)	297,314	297,878
Series 2025-NPL8, Class A1 (5.732% to 7-25-28, then 8.732% to 7-25-29, then 9.732% thereafter), 5.732%, 08/25/2055 (B)	286,145	286,749
Series 2025-NPL9, Class A1 (5.391% to 8-25-28, then 8.391% to 8-25-29, then 9.391% thereafter), 5.391%, 08/25/2055 (B)	380,676	381,008
Series 2025-RPL5, Class A1 (4.150% to 10-1-29, then 5.150% thereafter), 4.150%, 01/25/2070 (B)	431,934	419,234
Series 2025-RPL6, Class A1 (3.850% to 11-1-29, then 4.850% thereafter), 3.850%, 09/25/2069 (B)	394,612	380,563
Series 2025-RPL6, Class A2 (3.850% to 11-1-29, then 4.850% thereafter), 3.850%, 09/25/2069 (B)	100,000	94,113
Series 2026-NPL2, Class A1 (5.151% to 1-25-29, then 8.151% to 1-25-30, then 9.151% thereafter), 5.151%, 02/25/2056 (B)	586,299	581,684
Series 2026-NPL3, Class A2 (6.219% to 2-25-30, then 10.219% thereafter), 6.219%, 02/25/2056 (B)	100,000	98,885
Progress Residential Trust
Series 2022-SFR3, Class A, 3.200%, 04/17/2039 (B)	128,089	126,215
Series 2022-SFR5, Class A, 4.451%, 06/17/2039 (B)	97,991	97,552
Series 2022-SFR6, Class A, 4.451%, 07/20/2039 (B)	617,680	615,442
Series 2022-SFR7, Class A, 4.750%, 10/27/2039 (B)	160,743	160,620
Series 2025-SFR1, Class A, 3.400%, 02/17/2042 (B)	298,481	284,102
Series 2026-SFR1, Class B, 4.000%, 02/17/2043 (B)	255,000	242,064
Series 2026-SFR1, Class C, 4.000%, 02/17/2043 (B)	160,000	151,228
PRPM LLC
Series 2024-6, Class A1 (5.699% to 11-25-27, then 8.699% to 11-25-28, then 9.699% thereafter), 5.699%, 11/25/2029 (B)	84,454	84,516
Series 2024-7, Class A1 (5.870% to 11-25-27, then 8.870% to 11-25-28, then 9.870% thereafter), 5.870%, 11/25/2029 (B)	161,315	161,374
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
PRPM LLC (continued)
Series 2025-3, Class A1 (6.255% to 5-1-28, then 9.255% to 5-1-29, then 10.255% thereafter), 6.255%, 05/25/2030 (B)	$79,829	$79,604
Series 2025-6, Class A1 (5.774% to 8-1-28, then 8.774% to 8-1-29, then 9.774% thereafter), 5.774%, 08/25/2028 (B)	255,858	255,308
Series 2025-7, Class A1 (5.503% to 8-1-28, then 8.503% to 8-1-29, then 9.503% thereafter), 5.503%, 08/25/2030 (B)	176,730	176,143
Series 2025-RPL3, Class A1 (3.250% to 4-1-28, then 4.250% thereafter), 3.250%, 04/25/2055 (B)	642,926	621,547
Series 2026-RCF1, Class A1 (4.845% to 1-1-30, then 5.845% thereafter), 4.845%, 01/25/2056 (B)	95,121	94,591
RFR Trust Series 2025-SGRM, Class B 5.670%, 03/11/2041 (B)(E)	335,000	337,569
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (B)	570,000	546,183
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (B)(E)	279,443	235,174
SPGN Trust Series 2026-TFLM, Class B (1 month CME Term SOFR + 1.400%) 5.073%, 02/15/2041 (B)(C)	100,000	99,250
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, 0.943%, 05/25/2065 (B)(E)	25,762	24,555
Series 2021-6, Class A1, 1.920%, 11/25/2066 (B)(E)	268,509	237,229
Towd Point Mortgage Trust Series 2021-R1, Class A1 2.918%, 11/30/2060 (B)(E)	529,252	476,107
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (B)(E)	65,788	60,125
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(E)	92,940	79,974
Series 2021-8, Class A1, 2.824%, 11/25/2066 (B)(E)	179,540	164,384
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (B)(E)	53,696	51,132
Series 2022-1, Class A1, 3.724%, 01/25/2067 (B)	273,485	258,285
Series 2022-3, Class A1, 5.130%, 02/25/2067 (B)	64,113	61,247
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class D 3.818%, 05/15/2048 (E)	39,346	35,632
		25,904,592
U.S. Government Agency – 3.9%
Federal Home Loan Mortgage Corp.
Series 2021-DNA7, Class B1 (30 day Average SOFR + 3.650%), 7.312%, 11/25/2041 (B)(C)	194,000	197,032

118

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-DNA3, Class M1B (30 day Average SOFR + 2.900%), 6.562%, 04/25/2042 (B)(C)	$168,000	$171,009
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 7.012%, 05/25/2042 (B)(C)	235,000	239,994
Series 2022-DNA6, Class M1B (30 day Average SOFR + 3.700%), 7.362%, 09/25/2042 (B)(C)	200,000	206,250
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 7.212%, 08/25/2042 (B)(C)	70,000	71,971
Series 2023-HQA1, Class M1B (30 day Average SOFR + 3.500%), 7.162%, 05/25/2043 (B)(C)	445,000	464,596
Series 2023-HQA2, Class M1B (30 day Average SOFR + 3.350%), 7.012%, 06/25/2043 (B)(C)	460,000	469,748
Series 2026-DNA2, Class B1 (30 day Average SOFR + 2.100%), 5.772%, 03/25/2046 (B)(C)	210,000	209,722
Series 3883, Class PB, 3.000%, 05/15/2041	33,901	32,491
Series 5055, Class DG, 1.500%, 12/25/2050	325,118	263,985
Series 5170, Class DP, 2.000%, 07/25/2050	302,936	267,548
Series 5544, Class B, 5.000%, 08/25/2052	421,092	421,853
Series K064, Class X1 IO, 0.585%, 03/25/2027	1,991,588	7,992
Series K068, Class A2, 3.244%, 08/25/2027	545,000	538,825
Series K104, Class X1 IO, 1.106%, 01/25/2030	1,244,351	43,554
Series K111, Class X1 IO, 1.562%, 05/25/2030	537,327	28,906
Series K114, Class X1 IO, 1.109%, 06/25/2030	1,574,329	62,446
Series K121, Class X1 IO, 1.012%, 10/25/2030	823,455	30,421
Series K122, Class X1 IO, 0.865%, 11/25/2030	465,988	15,504
Series K124, Class X1 IO, 0.713%, 12/25/2030	1,885,915	53,331
Series K545, Class A2, 4.290%, 07/25/2030 (E)	530,000	530,849
Series K549, Class A2, 4.340%, 09/25/2030 (E)	525,000	526,569
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	36,082	33,939
Series 2012-21, Class PQ, 2.000%, 09/25/2041	17,908	17,035
Series 2012-52, Class PA, 3.500%, 05/25/2042	30,917	29,821
Series 2015-48, Class QB, 3.000%, 02/25/2043	22,378	22,066
Series 2016-11, Class GA, 2.500%, 03/25/2046	52,829	49,484
Series 2016-38, Class NA, 3.000%, 01/25/2046	29,091	27,236
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-16, Class PB, 3.000%, 03/25/2047	$270,000	$236,698
Series 2017-26, Class CG, 3.500%, 07/25/2044	13,997	13,926
Series 2017-34, Class JK, 3.000%, 05/25/2047	13,798	13,567
Series 2017-35, Class AH, 3.500%, 04/25/2053	16,544	16,472
Series 2017-49, Class JA, 4.000%, 07/25/2053	24,216	24,136
Series 2017-84, Class KA, 3.500%, 04/25/2053	29,958	29,755
Series 2018-23, Class LA, 3.500%, 04/25/2048	87,235	83,455
Series 2018-70, Class HA, 3.500%, 10/25/2056	50,903	49,726
Series 2019-12, Class HA, 3.500%, 11/25/2057	104,349	100,286
Series 2019-14, Class CA, 3.500%, 04/25/2049	92,966	89,694
Series 2019-45, Class PT, 3.000%, 08/25/2049	92,365	83,826
Series 2021-R01, Class 1B1 (30 day Average SOFR + 3.100%), 6.762%, 10/25/2041 (B)(C)	80,000	80,757
Series 2022-90, Class AY, 4.500%, 12/25/2041	640,000	633,195
Series 2022-R01, Class 1B1 (30 day Average SOFR + 3.150%), 6.812%, 12/25/2041 (B)(C)	188,000	189,697
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 8.162%, 01/25/2042 (B)(C)	395,000	405,186
Series 2023-R03, Class 2B1 (30 day Average SOFR + 6.350%), 10.012%, 04/25/2043 (B)(C)	170,000	186,770
Series 2026-R01, Class 2M2 (30 day Average SOFR + 1.350%), 5.012%, 01/25/2046 (B)(C)	350,000	349,990
Series 415, Class A3, 3.000%, 11/25/2042	73,897	67,883
Government National Mortgage Association
Series 2006-38, Class XS IO, 3.463%, 09/16/2035	3,404	23
Series 2013-37, Class LG, 2.000%, 01/20/2042	18,357	18,097
Series 2025-110, Class J, 5.000%, 09/20/2051	404,006	403,144
		8,110,460
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,257,422)		$34,015,052
ASSET-BACKED SECURITIES – 6.4%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (B)	32,384	32,164
ACREC LLC Series 2026-FL4, Class AS (1 month CME Term SOFR + 1.600%) 5.280%, 01/18/2043 (B)(C)	135,000	135,164

119

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Affirm Asset Securitization Trust Series 2024-X2, Class B 5.330%, 12/17/2029 (B)	$15,802	$15,804
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2 6.000%, 08/17/2048 (B)	265,000	266,243
AREIT, Ltd. Series 2025-CRE11, Class AS (1 month CME Term SOFR + 1.750%) 5.428%, 07/25/2043 (B)(C)	140,000	139,913
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A, Class B 5.580%, 12/20/2030 (B)	100,000	101,371
Bain Capital Credit CLO, Ltd. Series 2022-5A, Class CRR (3 month CME Term SOFR + 1.750%) 5.418%, 01/24/2037 (B)(C)	250,000	247,647
Battalion CLO XXV, Ltd. Series 2024-25A, Class B (3 month CME Term SOFR + 2.200%) 5.868%, 03/13/2037 (B)(C)	395,000	395,000
Benefit Street Partners CLO XXXI, Ltd. Series 2023-31A, Class BR (3 month CME Term SOFR + 1.750%) 5.418%, 04/25/2038 (B)(C)	270,000	270,577
Blue Owl Asset Leasing Trust Series 2024-1A, Class B 5.410%, 03/15/2030 (B)	100,000	100,812
BXMT, Ltd. Series 2026-FL6, Class A (1 month CME Term SOFR + 1.450%) 5.127%, 08/19/2043 (B)(C)	120,000	119,940
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	102,148	85,585
Series 2020-1, Class A2 1.990%, 07/15/2060 (B)	123,530	100,464
Series 2022-1A, Class A1 5.970%, 08/15/2062 (B)	98,731	98,111
Commercial Equipment Finance LLC
Series 2024-1A, Class A 5.970%, 07/16/2029 (B)	71,157	71,583
Series 2025-1A, Class A 4.830%, 05/15/2031 (B)	271,730	271,805
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (B)	168,000	161,320
Elmwood CLO 23, Ltd. Series 2023-2A, Class BR (3 month CME Term SOFR + 1.750%) 5.421%, 04/16/2036 (B)(C)	250,000	250,117
Exeter Automobile Receivables Trust Series 2025-4A, Class B 4.400%, 05/15/2030	110,000	109,875
First Investors Auto Owner Trust Series 2026-1A, Class C 5.380%, 07/15/2032 (B)	170,000	169,966
FirstKey Homes Trust
Series 2022-SFR1, Class A 4.145%, 05/19/2039 (B)	134,004	133,428
Series 2022-SFR2, Class A 4.250%, 07/17/2039 (B)	477,764	475,474
GLS Auto Select Receivables Trust Series 2025-3A, Class B 4.810%, 09/15/2031 (B)	433,000	433,425
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GreenSky Home Improvement Issuer Trust Series 2025-2A, Class B 5.070%, 06/25/2060 (B)	$100,000	$99,830
GS REFT Issuer, Ltd. Series 2026-FL1, Class AS (1 month CME Term SOFR + 1.650%) 5.320%, 04/19/2043 (B)(C)	100,000	100,081
Hertz Vehicle Financing III LLC Series 2025-2A, Class A 5.130%, 09/25/2031 (B)	145,000	146,104
Jersey Mike's Funding LLC Series 2026-1A, Class A2I 4.952%, 02/15/2056 (B)	215,000	212,056
Magnetite XXXI, Ltd. Series 2021-31A, Class CR (3 month CME Term SOFR + 1.550%) 5.222%, 07/15/2034 (B)(C)	250,000	248,969
MAPS Trust Series 2026-1A, Class A 5.201%, 01/15/2051 (B)	291,424	284,664
MF1, Ltd. Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) 5.427%, 02/19/2037 (B)(C)	335,000	335,100
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.970%, 12/16/2069 (B)	97,424	87,181
Series 2021-FA, Class A 1.110%, 02/18/2070 (B)	144,332	128,685
Series 2023-A, Class A 5.510%, 10/15/2071 (B)	181,988	184,038
Neuberger Berman Loan Advisers CLO 42, Ltd. Series 2021-42A, Class CR (3 month CME Term SOFR + 1.850%) 5.521%, 07/16/2036 (B)(C)	275,000	275,193
NMEF Funding LLC Series 2025-B, Class B 4.730%, 01/18/2033 (B)	165,000	165,351
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.900%, 05/15/2031 (B)	81,781	82,307
Series 2025-1A, Class B 5.040%, 05/15/2031 (B)	100,000	100,998
Rad CLO 12, Ltd. Series 2021-12A, Class A1AR (3 month CME Term SOFR + 1.320%) 4.987%, 07/30/2040 (B)(C)	395,000	394,589
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (B)	395,000	393,879
RR 23, Ltd. Series 2022-23A, Class A2R2 (3 month CME Term SOFR + 1.650%) 5.322%, 07/15/2037 (B)(C)	520,000	521,018
Sabey Data Center Issuer LLC Series 2024-1, Class A2 6.000%, 04/20/2049 (B)	65,000	65,385
SCF Equipment Trust LLC Series 2025-1A, Class A3 5.110%, 11/21/2033 (B)	170,000	172,820
Securitized Term Auto Receivables Trust
Series 2025-A, Class B 5.038%, 07/25/2031 (B)	43,699	43,998

120

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Securitized Term Auto Receivables Trust (continued)
Series 2025-B, Class B 4.925%, 12/29/2032 (B)	$145,833	$146,797
SFS Auto Receivables Securitization Trust Series 2023-1A, Class B 5.710%, 01/22/2030 (B)	115,000	116,969
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.900%, 07/25/2048 (B)	225,000	225,514
Series 2024-1A, Class A2 5.900%, 03/25/2049 (B)	120,000	120,922
STAR Trust
Series 2026-SFR7, Class B (1 month CME Term SOFR + 1.700%) 5.378%, 05/17/2043 (B)(C)	105,000	105,002
Series 2026-SFR7, Class C (1 month CME Term SOFR + 2.000%) 5.678%, 05/17/2043 (B)(C)	100,000	100,002
Symphony CLO 37, Ltd. Series 2022-37A, Class CR2 (3 month CME Term SOFR + 1.750%) 5.415%, 01/20/2037 (B)(C)	250,000	248,377
Taco Bell Funding LLC Series 2021-1A, Class A2II 2.294%, 08/25/2051 (B)	878,355	812,580
Texas Debt Capital CLO, Ltd. Series 2023-1A, Class BR (3 month CME Term SOFR + 1.650%) 5.318%, 07/20/2038 (B)(C)	300,000	300,175
Tricon Residential Trust
Series 2026-SFR1, Class A (1 month CME Term SOFR + 1.100%) 4.773%, 02/17/2043 (B)(C)	284,307	284,307
Series 2026-SFR1, Class B (1 month CME Term SOFR + 1.350%) 5.023%, 02/17/2043 (B)(C)	99,992	99,865
VB Issuer LLC
Series 2024-1A, Class C2 5.590%, 05/15/2054 (B)	255,000	256,827
Series 2026-1A, Class C2 4.693%, 03/15/2056 (B)	110,000	108,080
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month CME Term SOFR + 1.392%) 5.064%, 04/15/2034 (B)(C)	655,000	654,836
VFI ABS LLC Series 2025-1A, Class A 4.780%, 06/24/2030 (B)	72,223	72,448
VOLT CII LLC Series 2021-NP11, Class A1 5.868%, 08/25/2051 (B)	65,915	65,910
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.884%, 03/15/2048 (B)	215,541	211,453
Series 2021-1A, Class A2II 2.775%, 06/15/2051 (B)	628,644	554,729
Wingstop Funding LLC
Series 2020-1A, Class A2 2.841%, 12/05/2050 (B)	197,000	190,683
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Wingstop Funding LLC (continued)
Series 2024-1A, Class A2 5.858%, 12/05/2054 (B)	$110,000	$111,713
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (B)	290,000	292,654
TOTAL ASSET-BACKED SECURITIES (Cost $13,180,605)		$13,307,877
SHORT-TERM INVESTMENTS – 4.9%
U.S. Government – 0.2%
U.S. Treasury Bill 3.622%, 04/30/2026 *	380,000	378,891
Short-term funds – 0.1%
John Hancock Collateral Trust, 3.6657% (F)(G)	21,315	213,190
Repurchase agreement – 4.6%
Deutsche Bank Tri-Party Repurchase Agreement dated 3-31-26 at 3.670% to be repurchased at $9,500,968 on 4-1-26, collateralized by $9,763,061 Federal Home Loan Mortgage Corp., 5.000% due 7-1-52 (valued at $9,690,000)	$9,500,000	9,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,092,061)		$10,092,081
Total Investments (Investment Quality Bond Trust) (Cost $253,543,012) – 115.7%		$240,347,543
Other assets and liabilities, net – (15.7%)		(32,524,786)
TOTAL NET ASSETS – 100.0%		$207,822,757
SALE COMMITMENTS OUTSTANDING - (1.8)%
U.S. Government Agency – (1.8%)
Federal National Mortgage Association
4.000%, TBA (A)	$(1,850,000)	$(1,743,408)
4.000%, TBA (A)	(1,850,000)	(1,742,035)
5.000%, TBA (A)	(295,000)	(290,771)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $3,795,813)		$(3,776,214)
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $49,349,696 or 23.7% of the fund's net assets as of 3-31-26.

121

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $208,259.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
Investment Quality Bond Trust (continued)
(F)	The rate shown is the annualized seven-day yield as of 3-31-26.
(G)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	36	Long	Jun 2026	$2,700,682	$2,676,411	$(24,271)
10-Year U.S. Treasury Note Futures	8	Long	Jun 2026	903,386	888,375	(15,011)
2-Year U.S. Treasury Note Futures	65	Long	Jun 2026	13,450,781	13,483,944	33,163
Euro-Buxl Futures	12	Long	Jun 2026	1,550,146	1,529,329	(20,817)
U.S. Treasury Long Bond Futures	13	Long	Jun 2026	1,503,301	1,480,375	(22,926)
Ultra 10-Year U.S. Treasury Note Futures	7	Long	Jun 2026	798,447	794,609	(3,838)
5-Year U.S. Treasury Note Futures	41	Short	Jun 2026	(4,471,361)	(4,435,367)	35,994
Euro-BTP Italian Government Bond Futures	11	Short	Jun 2026	(1,506,523)	(1,478,425)	28,098
Euro-OAT Futures	10	Short	Jun 2026	(1,384,123)	(1,371,879)	12,244
German Euro BUND Futures	17	Short	Jun 2026	(2,507,126)	(2,463,845)	43,281
Ultra U.S. Treasury Bond Futures	6	Short	Jun 2026	(699,439)	(699,375)	64
						$65,981

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	350,000	USD	407,196	DB	4/30/2026	—	$(2,110)
USD	2,780,568	EUR	2,390,000	DB	4/30/2026	$14,407	—
USD	436,113	GBP	325,000	GSI	4/30/2026	5,958	—
						$20,365	$(2,110)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	1,187,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	$(5,220)	$364,574	$359,354
Centrally cleared	3,940,000	USD	Fixed 4.160%	USD Compounded SOFR	Annual	Annual	Mar 2045	(7,472)	6,133	(1,339)
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(7,081)	561,401	554,320
Centrally cleared	380,000	USD	Fixed 2.880%	USD Compounded SOFR	Annual	Annual	Mar 2053	4,025	75,279	79,304
Centrally cleared	1,105,000	USD	Fixed 2.970%	USD Compounded SOFR	Annual	Annual	Mar 2053	604	213,773	214,377
Centrally cleared	370,000	USD	Fixed 3.250%	USD Compounded SOFR	Annual	Annual	Jun 2053	(3,682)	60,931	57,249
								$(18,826)	$1,282,091	$1,263,265
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.45	3.651%	1,960,200	USD	$1,960,200	5.000%	Quarterly	Dec 2030	$126,717	$(20,101)	$106,616
Centrally cleared	CDX.NA.IG.45	0.589%	3,125,000	USD	3,125,000	1.000%	Quarterly	Dec 2030	61,022	(4,687)	56,335
Centrally cleared	Oracle Corp.	1.770%	560,000	USD	560,000	1.000%	Quarterly	Dec 2030	(6,009)	(11,578)	(17,587)
Centrally cleared	CDX.NA.HY.46	3.857%	1,000,000	USD	1,000,000	5.000%	Quarterly	Jun 2031	43,850	1,667	45,517
Centrally cleared	Paramount Global	3.349%	110,000	USD	110,000	1.000%	Quarterly	Jun 2031	(11,225)	36	(11,189)
					$6,755,200				$214,355	$(34,663)	$179,692
122

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar
Derivatives Abbreviations
DB	Deutsche Bank AG
GSI	Goldman Sachs International
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.3%
Equity - 48.9%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	592,637	$18,164,329
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,414,805	11,813,619
Disciplined Value International Select ETF, JHETF (Boston Partners)	756	27,312
Disciplined Value Select ETF, JHETF (Boston Partners)	1,433	38,968
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	907,251	10,079,558
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	366,805	23,956,044
Global Equity, Class NAV, JHF II (MIM US) (B)	627,481	7,969,013
International Dynamic Growth, Class NAV, JHIT (Axiom)	795,003	12,735,948
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	400,992	4,635,465
Mid Value, Series NAV, JHVIT (T. Rowe Price)	490,876	4,682,955
Multifactor Emerging Markets ETF, JHETF (DFA)	209,042	7,161,361
Multifactor Mid Cap ETF, JHETF (DFA)	240	16,109
Multifactor Small Cap ETF, JHETF (DFA)	172	7,377
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	217,888	3,385,983
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	19,679,737	362,500,759
		467,174,800
Fixed income - 44.8%
Bond, Class NAV, JHSB (MIM US) (B)	1,618,301	21,895,615
Core Bond ETF, JHETF (MIM US) (B)	7,135,856	180,560,705
Core Bond, Series NAV, JHVIT (Allspring Investments)	1,213,052	13,683,226
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,180,867	17,337,895
Global Senior Loan ETF, JHETF (CQS) (B)	1,362,156	33,182,120
High Yield, Class NAV, JHBT (MIM US) (B)	5,083,516	15,250,547
Select Bond, Series NAV, JHVIT (MIM US) (B)	10,328,678	122,601,413
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,628,468	15,161,034
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	805,602	8,217,137
		427,889,692
Alternative and specialty - 1.6%
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	543,951	7,468,441
Lifestyle Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Alternative and specialty (continued)
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	807,739	$8,206,631
		15,675,072
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $889,702,951)		$910,739,564
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.9%
U.S. Government - 4.9%
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2027	$2,037,117	2,025,560
1.250%, 04/15/2028	12,803,354	12,851,375
1.625%, 04/15/2030	12,666,607	12,792,578
2.125%, 04/15/2029	12,067,682	12,387,932
U.S. Treasury STRIPS, PO
4.994%, 05/15/2055	5,672,600	1,344,156
5.034%, 02/15/2054	8,949,500	2,231,069
5.062%, 11/15/2052	7,434,300	1,958,086
5.094%, 08/15/2051	4,400,400	1,224,424
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $47,017,602)		$46,815,180
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6657% (D)(E)	7	68
TOTAL SHORT-TERM INVESTMENTS (Cost $68)		$68
Total Investments (Lifestyle Balanced Portfolio) (Cost $936,720,621) - 100.2%		$957,554,812
Other assets and liabilities, net - (0.2%)		(1,755,990)
TOTAL NET ASSETS - 100.0%		$955,798,822
Security Abbreviations and Legend
CQS	CQS (US), LLC
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.

123

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced Portfolio (continued)
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.5%
Equity - 19.9%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	29,745	$911,693
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	140,002	1,169,018
Disciplined Value International Select ETF, JHETF (Boston Partners)	53	1,915
Disciplined Value Select ETF, JHETF (Boston Partners)	72	1,958
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	52,055	578,336
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	14,732	962,179
Global Equity, Class NAV, JHF II (MIM US) (B)	62,092	788,574
International Dynamic Growth, Class NAV, JHIT (Axiom)	55,751	893,127
Multifactor Emerging Markets ETF, JHETF (DFA)	7,774	266,322
Multifactor Mid Cap ETF, JHETF (DFA)	30	2,014
Multifactor Small Cap ETF, JHETF (DFA)	21	901
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	26,853	417,290
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,234,920	22,747,217
		28,740,544
Fixed income - 70.5%
Bond, Class NAV, JHSB (MIM US) (B)	527,646	7,139,056
Core Bond ETF, JHETF (MIM US) (B)	1,539,279	38,948,838
Core Bond, Series NAV, JHVIT (Allspring Investments)	287,647	3,244,662
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	505,897	4,021,884
Global Senior Loan ETF, JHETF (CQS) (B)	338,840	8,254,142
High Yield, Class NAV, JHBT (MIM US) (B)	1,239,915	3,719,745
Select Bond, Series NAV, JHVIT (MIM US) (B)	2,558,746	30,372,317
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	492,278	4,583,108
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	158,623	1,617,959
		101,901,711
Alternative and specialty - 1.1%
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	159,044	1,615,890
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $131,227,811)		$132,258,145
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2027	$607,507	604,060
1.250%, 04/15/2028	3,819,862	3,834,189
1.625%, 04/15/2030	3,779,129	3,816,713
2.125%, 04/15/2029	3,600,600	3,696,152
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,990,133)		$11,951,114
Lifestyle Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6657% (C)(D)	1	$5
TOTAL SHORT-TERM INVESTMENTS (Cost $5)		$5
Total Investments (Lifestyle Conservative Portfolio) (Cost $143,217,949) - 99.8%		$144,209,264
Other assets and liabilities, net - 0.2%		257,314
TOTAL NET ASSETS - 100.0%		$144,466,578
Security Abbreviations and Legend
CQS	CQS (US), LLC
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.9%
Equity - 68.8%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	4,215,807	$129,214,492
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	7,200,609	60,125,089
Disciplined Value International Select ETF, JHETF (Boston Partners)	6,064	219,074
Disciplined Value Select ETF, JHETF (Boston Partners)	10,149	275,985
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	7,789,312	86,539,259
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	2,440,992	159,421,191
Global Equity, Class NAV, JHF II (MIM US) (B)	3,193,550	40,558,083
International Dynamic Growth, Class NAV, JHIT (Axiom)	6,431,446	103,031,772
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	4,448,702	51,427,000
Mid Value, Series NAV, JHVIT (T. Rowe Price)	5,445,895	51,953,838
Multifactor Emerging Markets ETF, JHETF (DFA)	1,696,023	58,102,356
Multifactor Mid Cap ETF, JHETF (DFA)	1,479	99,270
Multifactor Small Cap ETF, JHETF (DFA)	1,181	50,653
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	1,501,944	23,340,210
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	143,114,925	2,636,176,917
		3,400,535,189
Fixed income - 26.1%
Bond, Class NAV, JHSB (MIM US) (B)	6,225,376	84,229,334
Core Bond ETF, JHETF (MIM US) (B)	19,721,032	499,007,189
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	7,142,748	56,784,845

124

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Lifestyle Growth Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income (continued)
Global Senior Loan ETF, JHETF (CQS) (B)	4,161,445	$101,372,800
High Yield, Class NAV, JHBT (MIM US) (B)	15,622,442	46,867,327
Select Bond, Series NAV, JHVIT (MIM US) (B)	31,934,882	379,067,049
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	9,545,880	88,872,142
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,415,458	34,837,670
		1,291,038,356
Alternative and specialty - 2.0%
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	4,484,837	61,576,807
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,424,521	34,793,130
		96,369,937
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,638,944,837)		$4,787,943,482
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.1%
U.S. Government - 3.1%
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2027	$6,458,645	6,422,005
1.250%, 04/15/2028	40,588,735	40,740,969
1.625%, 04/15/2030	40,155,382	40,554,733
2.125%, 04/15/2029	38,257,018	39,272,275
U.S. Treasury STRIPS, PO
4.994%, 05/15/2055	23,979,800	5,682,154
5.034%, 02/15/2054	37,831,700	9,431,269
5.062%, 11/15/2052	31,426,200	8,277,201
5.094%, 08/15/2051	18,602,400	5,176,172
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $156,274,265)		$155,556,778
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6657% (D)(E)	13	129
TOTAL SHORT-TERM INVESTMENTS (Cost $129)		$129
Total Investments (Lifestyle Growth Portfolio) (Cost $4,795,219,231) - 100.0%		$4,943,500,389
Other assets and liabilities, net - (0.0%)		(1,097,219)
TOTAL NET ASSETS - 100.0%		$4,942,403,170
Security Abbreviations and Legend
CQS	CQS (US), LLC
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.8%
Equity - 38.9%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	98,788	$3,027,860
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	425,111	3,549,677
Disciplined Value International Select ETF, JHETF (Boston Partners)	186	6,720
Disciplined Value Select ETF, JHETF (Boston Partners)	240	6,526
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	213,382	2,370,670
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	72,056	4,705,966
Global Equity, Class NAV, JHF II (MIM US) (B)	188,541	2,394,475
International Dynamic Growth, Class NAV, JHIT (Axiom)	195,676	3,134,722
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	102,196	1,181,384
Mid Value, Series NAV, JHVIT (T. Rowe Price)	125,103	1,193,487
Multifactor Emerging Markets ETF, JHETF (DFA)	31,865	1,091,631
Multifactor Mid Cap ETF, JHETF (DFA)	29	1,946
Multifactor Small Cap ETF, JHETF (DFA)	44	1,887
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	55,802	867,169
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	4,224,317	77,811,919
		101,346,039
Fixed income - 54.3%
Bond, Class NAV, JHSB (MIM US) (B)	546,197	7,390,041
Core Bond ETF, JHETF (MIM US) (B)	2,364,688	59,834,410
Core Bond, Series NAV, JHVIT (Allspring Investments)	419,246	4,729,097
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	700,478	5,568,804
Global Senior Loan ETF, JHETF (CQS) (B)	449,597	10,952,183
High Yield, Class NAV, JHBT (MIM US) (B)	1,669,668	5,009,004
Select Bond, Series NAV, JHVIT (MIM US) (B)	3,335,507	39,592,473
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	663,923	6,181,123
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	231,194	2,358,176
		141,615,311
Alternative and specialty - 1.6%
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	132,389	1,817,694
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	231,807	2,355,161
		4,172,855
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $240,116,518)		$247,134,205
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.3%
U.S. Government - 5.3%
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2027	$647,477	643,804
1.250%, 04/15/2028	4,071,419	4,086,689
1.625%, 04/15/2030	4,028,013	4,068,072
2.125%, 04/15/2029	3,837,499	3,939,338

125

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury STRIPS, PO
4.994%, 05/15/2055	$814,900	$193,095
5.034%, 02/15/2054	1,286,200	320,644
5.062%, 11/15/2052	1,067,700	281,217
5.094%, 08/15/2051	631,700	175,772
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $13,760,508)		$13,708,631
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6657% (D)(E)	6	61
TOTAL SHORT-TERM INVESTMENTS (Cost $61)		$61
Total Investments (Lifestyle Moderate Portfolio) (Cost $253,877,087) - 100.1%		$260,842,897
Other assets and liabilities, net - (0.1%)		(180,826)
TOTAL NET ASSETS - 100.0%		$260,662,071
Security Abbreviations and Legend
CQS	CQS (US), LLC
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.6%
Equity - 48.3%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	4,241,845	$130,012,559
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	7,011,240	58,543,856
Disciplined Value International Select ETF, JHETF (Boston Partners)	2,935	106,033
Disciplined Value Select ETF, JHETF (Boston Partners)	5,634,311	153,215,509
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	8,065,393	89,606,513
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,410,559	222,743,633
Global Equity, Class NAV, JHF II (MIM US) (B)	2,437,497	30,956,206
International Dynamic Growth, Class NAV, JHIT (Axiom)	3,088,247	49,473,712
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	2,871,640	33,196,156
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Mid Value, Series NAV, JHVIT (T. Rowe Price)	4,959,497	$47,313,605
Multifactor Developed International ETF, JHETF (DFA)	1,861,884	78,888,584
Multifactor Emerging Markets ETF, JHETF (DFA)	1,520,981	52,105,767
Multifactor Mid Cap ETF, JHETF (DFA)	894,432	60,034,276
Multifactor Small Cap ETF, JHETF (DFA)	1,233,898	52,921,885
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	2,635,445	40,954,809
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	37,145,298	684,216,387
		1,784,289,490
Fixed income - 43.6%
Bond, Class NAV, JHSB (MIM US) (B)	25,479,324	344,735,259
Core Bond ETF, JHETF (MIM US) (B)	25,999,884	657,882,865
Core Bond, Series NAV, JHVIT (Allspring Investments)	12,672,358	142,944,197
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	8,471,736	67,350,300
Global Senior Loan ETF, JHETF (CQS) (B)	5,268,244	128,334,424
High Yield, Class NAV, JHBT (MIM US) (B)	19,747,533	59,242,598
Select Bond, Series NAV, JHVIT (MIM US) (B)	10,266,757	121,866,410
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	6,285,653	58,519,427
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,129,418	31,920,059
		1,612,795,539
Alternative and specialty - 1.7%
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	2,113,015	29,011,695
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,137,721	31,879,246
		60,890,941
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,372,002,162)		$3,457,975,970
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.9%
U.S. Government - 4.9%
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2027	$7,951,955	7,906,844
1.250%, 04/15/2028	49,972,548	50,159,977
1.625%, 04/15/2030	49,438,867	49,930,544
2.125%, 04/15/2029	47,101,373	48,351,340
U.S. Treasury STRIPS, PO
4.994%, 05/15/2055	22,142,900	5,246,890
5.034%, 02/15/2054	34,933,700	8,708,811
5.062%, 11/15/2052	29,018,000	7,642,916
5.094%, 08/15/2051	17,176,800	4,779,494
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $183,516,939)		$182,726,816
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 3.6657% (D)(E)	1,943,474	19,438,040
TOTAL SHORT-TERM INVESTMENTS (Cost $19,439,030)		$19,438,040
Total Investments (Managed Volatility Balanced Portfolio) (Cost $3,574,958,131) - 99.0%		$3,660,140,826
Other assets and liabilities, net - 1.0%		35,161,004
TOTAL NET ASSETS - 100.0%		$3,695,301,830

126

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
Managed Volatility Balanced Portfolio (continued)
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	124	Long	Jun 2026	$18,050,687	$17,957,525	$(93,162)
Euro STOXX 50 Index Futures	285	Long	Jun 2026	18,568,825	18,101,481	(467,344)
FTSE 100 Index Futures	53	Long	Jun 2026	7,189,215	7,154,683	(34,532)
Japanese Yen Currency Futures	129	Long	Jun 2026	10,272,365	10,213,575	(58,790)
MSCI Emerging Markets Index Futures	414	Long	Jun 2026	30,727,098	30,110,145	(616,953)
Nikkei 225 Mini Index Futures	30	Long	Jun 2026	10,056,354	9,670,773	(385,581)
Pound Sterling Currency Futures	84	Long	Jun 2026	7,033,641	6,943,650	(89,991)
Russell 2000 E-Mini Index Futures	90	Long	Jun 2026	11,236,554	11,304,900	68,346
S&P 500 E-Mini Index Futures	407	Long	Jun 2026	135,741,947	133,714,763	(2,027,184)
S&P Mid 400 E-Mini Index Futures	73	Long	Jun 2026	24,574,769	24,794,450	219,681
						$(3,485,510)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.8%
Equity - 19.8%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	210,342	$6,446,993
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	735,255	6,139,376
Disciplined Value International Select ETF, JHETF (Boston Partners)	167	6,033
Disciplined Value Select ETF, JHETF (Boston Partners)	230,105	6,257,314
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	350,149	3,890,154
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	155,008	10,123,575
Global Equity, Class NAV, JHF II (MIM US) (B)	191,737	2,435,061
International Dynamic Growth, Class NAV, JHIT (Axiom)	172,154	2,757,911
Multifactor Emerging Markets ETF, JHETF (DFA)	52,664	1,804,163
Multifactor Mid Cap ETF, JHETF (DFA)	92,926	6,237,193
Multifactor Small Cap ETF, JHETF (DFA)	57,242	2,455,109
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	166,954	2,594,467
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	2,004,265	36,918,560
		88,065,909
Fixed income - 69.9%
Bond, Class NAV, JHSB (MIM US) (B)	5,357,517	72,487,209
Core Bond ETF, JHETF (MIM US) (B)	4,605,130	116,524,986
Core Bond, Series NAV, JHVIT (Allspring Investments)	2,428,956	27,398,629
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,562,177	$12,419,310
Global Senior Loan ETF, JHETF (CQS) (B)	1,016,604	24,764,473
High Yield, Class NAV, JHBT (MIM US) (B)	3,828,656	11,485,967
Select Bond, Series NAV, JHVIT (MIM US) (B)	2,270,419	26,949,875
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,516,232	14,116,118
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	489,819	4,996,150
		311,142,717
Alternative and specialty - 1.1%
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	491,118	4,989,761
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $410,944,921)		$404,198,387
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2027	$1,874,700	1,864,065
1.250%, 04/15/2028	11,783,466	11,827,662
1.625%, 04/15/2030	11,657,484	11,773,419
2.125%, 04/15/2029	11,106,415	11,401,155
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $36,986,659)		$36,866,301

127

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 3.6657% (C)(D)	264,960	$2,650,050
TOTAL SHORT-TERM INVESTMENTS (Cost $2,650,440)		$2,650,050
Total Investments (Managed Volatility Conservative Portfolio) (Cost $450,582,020) - 99.7%		$443,714,738
Other assets and liabilities, net - 0.3%		1,514,911
TOTAL NET ASSETS - 100.0%		$445,229,649
Managed Volatility Conservative Portfolio (continued)
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	6	Long	Jun 2026	$869,884	$868,913	$(971)
Euro STOXX 50 Index Futures	14	Long	Jun 2026	907,027	889,196	(17,831)
FTSE 100 Index Futures	2	Long	Jun 2026	269,293	269,988	695
Japanese Yen Currency Futures	6	Long	Jun 2026	476,225	475,050	(1,175)
MSCI Emerging Markets Index Futures	20	Long	Jun 2026	1,471,352	1,454,598	(16,754)
Nikkei 225 Mini Index Futures	1	Long	Jun 2026	337,468	322,359	(15,109)
Pound Sterling Currency Futures	4	Long	Jun 2026	333,559	330,650	(2,909)
Russell 2000 E-Mini Index Futures	4	Long	Jun 2026	499,426	502,440	3,014
S&P 500 E-Mini Index Futures	23	Long	Jun 2026	7,643,724	7,556,363	(87,361)
S&P Mid 400 E-Mini Index Futures	4	Long	Jun 2026	1,343,706	1,358,600	14,894
						$(123,507)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.0%
Equity - 68.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	7,368,282	$225,837,830
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	7,492,922	62,565,898
Disciplined Value International Select ETF, JHETF (Boston Partners)	6,131	221,495
Disciplined Value Select ETF, JHETF (Boston Partners)	10,326,261	280,805,113
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	17,519,086	194,637,051
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	5,663,069	369,855,038
Global Equity, Class NAV, JHF II (MIM US) (B)	3,229,004	41,008,356
International Dynamic Growth, Class NAV, JHIT (Axiom)	6,502,848	104,175,623
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	6,932,498	80,139,678
Mid Value, Series NAV, JHVIT (T. Rowe Price)	10,934,218	104,312,441
Multifactor Developed International ETF, JHETF (DFA)	5,326,926	225,703,453
Multifactor Emerging Markets ETF, JHETF (DFA)	3,188,369	109,227,145
Multifactor Mid Cap ETF, JHETF (DFA)	1,671,357	112,181,482
Multifactor Small Cap ETF, JHETF (DFA)	2,399,140	102,899,115
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	4,903,596	$76,201,878
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	69,939,984	1,288,294,503
		3,378,066,099
Fixed income - 25.0%
Bond, Class NAV, JHSB (MIM US) (B)	21,099,421	285,475,172
Core Bond ETF, JHETF (MIM US) (B)	17,881,137	452,451,774
Core Bond, Series NAV, JHVIT (Allspring Investments)	6,106,526	68,881,611
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	7,222,046	57,415,266
Global Senior Loan ETF, JHETF (CQS) (B)	4,192,417	102,127,278
High Yield, Class NAV, JHBT (MIM US) (B)	15,796,096	47,388,287
Select Bond, Series NAV, JHVIT (MIM US) (B)	8,526,582	101,210,530
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	9,593,559	89,316,034
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,453,376	35,224,435
		1,239,490,387
Alternative and specialty - 1.9%
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	4,534,627	62,260,428

128

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Alternative and specialty (continued)
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,462,539	$35,179,401
		97,439,829
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,432,117,241)		$4,714,996,315
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.2%
U.S. Government - 3.2%
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2027	$6,568,535	6,531,272
1.250%, 04/15/2028	41,280,407	41,435,235
1.625%, 04/15/2030	40,839,812	41,245,970
2.125%, 04/15/2029	38,908,833	39,941,388
U.S. Treasury STRIPS, PO
4.994%, 05/15/2055	24,388,700	5,779,046
5.034%, 02/15/2054	38,476,500	9,592,014
5.062%, 11/15/2052	31,961,100	8,418,086
5.094%, 08/15/2051	18,919,000	5,264,267
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $158,936,991)		$158,207,278
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 3.6657% (D)(E)	4,383,066	43,838,114
TOTAL SHORT-TERM INVESTMENTS (Cost $43,839,755)		$43,838,114
Total Investments (Managed Volatility Growth Portfolio) (Cost $4,634,893,987) - 99.1%		$4,917,041,707
Other assets and liabilities, net - 0.9%		43,476,175
TOTAL NET ASSETS - 100.0%		$4,960,517,882
Managed Volatility Growth Portfolio (continued)
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	22	Long	Jun 2026	$3,203,251	$3,186,013	$(17,238)
Euro STOXX 50 Index Futures	52	Long	Jun 2026	3,421,629	3,302,726	(118,903)
FTSE 100 Index Futures	10	Long	Jun 2026	1,371,165	1,349,940	(21,225)
Japanese Yen Currency Futures	24	Long	Jun 2026	1,913,641	1,900,200	(13,441)
MSCI Emerging Markets Index Futures	77	Long	Jun 2026	5,757,467	5,600,163	(157,304)
Nikkei 225 Mini Index Futures	5	Long	Jun 2026	1,687,339	1,611,795	(75,544)
Pound Sterling Currency Futures	16	Long	Jun 2026	1,339,782	1,322,600	(17,182)
Russell 2000 E-Mini Index Futures	14	Long	Jun 2026	1,747,773	1,758,540	10,767
S&P 500 E-Mini Index Futures	63	Long	Jun 2026	21,062,285	20,697,863	(364,422)
S&P Mid 400 E-Mini Index Futures	12	Long	Jun 2026	4,036,421	4,075,800	39,379
						$(735,113)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.5%
Equity - 38.8%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	793,410	$24,318,004
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,665,220	$22,254,590

129

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Disciplined Value International Select ETF, JHETF (Boston Partners)	679	$24,530
Disciplined Value Select ETF, JHETF (Boston Partners)	867,649	23,594,240
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,622,806	18,029,374
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	713,825	46,619,935
Global Equity, Class NAV, JHF II (MIM US) (B)	679,217	8,626,058
International Dynamic Growth, Class NAV, JHIT (Axiom)	704,917	11,292,771
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	719,112	8,312,931
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,147,689	10,948,952
Multifactor Developed International ETF, JHETF (DFA)	197,215	8,356,059
Multifactor Emerging Markets ETF, JHETF (DFA)	248,099	8,499,376
Multifactor Mid Cap ETF, JHETF (DFA)	103,712	6,961,149
Multifactor Small Cap ETF, JHETF (DFA)	207,397	8,895,257
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	506,429	7,869,913
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	7,949,253	146,425,238
		361,028,377
Fixed income - 53.1%
Bond, Class NAV, JHSB (MIM US) (B)	7,762,695	105,029,262
Core Bond ETF, JHETF (MIM US) (B)	8,025,129	203,062,247
Core Bond, Series NAV, JHVIT (Allspring Investments)	3,884,250	43,814,335
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,523,465	20,061,549
Global Senior Loan ETF, JHETF (CQS) (B)	1,597,486	38,914,759
High Yield, Class NAV, JHBT (MIM US) (B)	6,014,898	18,044,693
Select Bond, Series NAV, JHVIT (MIM US) (B)	2,864,591	34,002,698
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,365,840	22,025,970
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	832,873	8,495,302
		493,450,815
Alternative and specialty - 1.6%
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	476,929	6,548,230
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	835,083	8,484,438
		15,032,668
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $866,614,041)		$869,511,860
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.3%
U.S. Government - 5.3%
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2027	$2,353,310	$2,339,960
1.250%, 04/15/2028	14,789,348	14,844,818
1.625%, 04/15/2030	14,631,215	14,776,724
2.125%, 04/15/2029	13,939,641	14,309,568
U.S. Treasury STRIPS, PO
4.994%, 05/15/2055	2,960,800	701,579
5.034%, 02/15/2054	4,672,400	1,164,808
5.062%, 11/15/2052	3,880,600	1,022,093
5.094%, 08/15/2051	2,297,000	639,147
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $49,987,158)		$49,798,697
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 3.6657% (D)(E)	374,361	3,744,246
TOTAL SHORT-TERM INVESTMENTS (Cost $3,744,473)		$3,744,246
Total Investments (Managed Volatility Moderate Portfolio) (Cost $920,345,672) - 99.2%		$923,054,803
Other assets and liabilities, net - 0.8%		7,306,004
TOTAL NET ASSETS - 100.0%		$930,360,807
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	28	Long	Jun 2026	$4,067,092	$4,054,925	$(12,167)
Euro STOXX 50 Index Futures	66	Long	Jun 2026	4,277,611	4,191,922	(85,689)
FTSE 100 Index Futures	12	Long	Jun 2026	1,626,673	1,619,928	(6,745)
Japanese Yen Currency Futures	30	Long	Jun 2026	2,385,089	2,375,250	(9,839)
130

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI Emerging Markets Index Futures	97	Long	Jun 2026	$7,137,016	$7,054,805	$(82,211)
Nikkei 225 Mini Index Futures	7	Long	Jun 2026	2,330,538	2,256,514	(74,024)
Pound Sterling Currency Futures	20	Long	Jun 2026	1,669,172	1,653,250	(15,922)
Russell 2000 E-Mini Index Futures	20	Long	Jun 2026	2,490,722	2,512,200	21,478
S&P 500 E-Mini Index Futures	100	Long	Jun 2026	33,194,870	32,853,750	(341,120)
S&P Mid 400 E-Mini Index Futures	16	Long	Jun 2026	5,378,360	5,434,400	56,040
						$(550,199)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.2%
Communication services – 7.5%
Diversified telecommunication services – 0.9%
AST SpaceMobile, Inc. (A)(B)	73,027	$6,051,747
Entertainment – 2.5%
Liberty Media Corp.-Liberty Formula One, Series C (A)	94,271	8,014,920
Roblox Corp., Class A (A)	138,740	7,847,134
		15,862,054
Interactive media and services – 1.8%
Reddit, Inc., Class A (A)	86,424	11,636,992
Media – 2.3%
EchoStar Corp., Class A (A)	128,450	15,037,642
		48,588,435
Consumer discretionary – 22.7%
Broadline retail – 1.5%
Ollie's Bargain Outlet Holdings, Inc. (A)	105,116	9,674,877
Hotels, restaurants and leisure – 12.6%
Cava Group, Inc. (A)(B)	44,411	3,592,850
DoorDash, Inc., Class A (A)	64,151	9,632,273
DraftKings, Inc., Class A (A)	664,476	14,365,971
Expedia Group, Inc.	26,788	6,185,081
Hilton Worldwide Holdings, Inc.	12,834	3,902,563
Life Time Group Holdings, Inc. (A)	330,421	8,901,542
Marriott International, Inc., Class A	33,011	10,796,908
Royal Caribbean Cruises, Ltd.	87,105	23,969,555
		81,346,743
Specialty retail – 5.2%
Aritzia, Inc. (A)	122,232	9,974,679
Carvana Company (A)	29,859	9,387,072
Five Below, Inc. (A)	34,656	7,918,203
Ross Stores, Inc.	29,697	6,433,261
		33,713,215
Textiles, apparel and luxury goods – 3.4%
Amer Sports, Inc. (A)	179,157	5,897,848
On Holding AG, Class A (A)	318,369	10,830,913
Tapestry, Inc.	38,125	5,379,819
		22,108,580
		146,843,415
Consumer staples – 0.5%
Beverages – 0.5%
Monster Beverage Corp. (A)	42,638	3,089,549
Energy – 3.0%
Oil, gas and consumable fuels – 3.0%
Cameco Corp.	67,239	7,302,828
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Targa Resources Corp.	48,482	$12,155,892
		19,458,720
Financials – 4.5%
Capital markets – 4.5%
Evercore, Inc., Class A	33,948	10,133,817
Interactive Brokers Group, Inc., Class A	72,598	4,869,148
KKR & Company, Inc.	72,080	6,667,400
Tradeweb Markets, Inc., Class A	65,463	7,702,377
		29,372,742
Health care – 12.7%
Biotechnology – 6.2%
Argenx SE, ADR (A)	9,508	6,943,217
Ionis Pharmaceuticals, Inc. (A)	53,020	3,981,272
Natera, Inc. (A)	111,402	22,279,286
United Therapeutics Corp. (A)	11,571	6,861,372
		40,065,147
Health care providers and services – 1.9%
The Ensign Group, Inc.	60,424	12,175,436
Health care technology – 1.7%
Veeva Systems, Inc., Class A (A)	60,796	10,679,425
Life sciences tools and services – 2.4%
Illumina, Inc. (A)	70,921	8,741,722
Medpace Holdings, Inc. (A)	14,123	6,781,723
		15,523,445
Pharmaceuticals – 0.5%
Structure Therapeutics, Inc., ADR (A)	74,078	3,570,560
		82,014,013
Industrials – 20.9%
Aerospace and defense – 11.0%
Axon Enterprise, Inc. (A)	39,371	16,720,470
Carpenter Technology Corp.	18,018	7,101,795
FTAI Aviation, Ltd.	62,652	15,349,740
Howmet Aerospace, Inc.	105,645	24,346,947

131

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Kratos Defense & Security Solutions, Inc. (A)	103,060	$7,266,761
		70,785,713
Air freight and logistics – 1.1%
C.H. Robinson Worldwide, Inc.	41,517	6,894,728
Commercial services and supplies – 1.2%
Clean Harbors, Inc. (A)	26,408	7,571,966
Construction and engineering – 2.2%
Quanta Services, Inc.	26,368	14,476,559
Electrical equipment – 5.2%
Vertiv Holdings Company, Class A	134,085	33,599,019
Trading companies and distributors – 0.2%
EquipmentShare.com, Inc., Class A (A)(B)	72,186	1,470,429
		134,798,414
Information technology – 23.4%
Electronic equipment, instruments and components – 8.9%
Celestica, Inc. (A)	49,090	13,827,671
Cognex Corp.	114,857	5,626,844
Corning, Inc.	163,427	22,221,169
Flex, Ltd. (A)	241,202	15,789,083
		57,464,767
IT services – 4.4%
Cloudflare, Inc., Class A (A)	136,848	28,237,216
Semiconductors and semiconductor equipment – 1.2%
MKS, Inc.	33,254	7,642,102
Software – 7.7%
Datadog, Inc., Class A (A)	105,509	12,455,337
Fair Isaac Corp. (A)	4,381	4,676,893
Guidewire Software, Inc. (A)	61,832	9,247,594
Samsara, Inc., Class A (A)	353,587	11,205,172
Trimble, Inc. (A)	187,826	12,251,890
		49,836,886
Technology hardware, storage and peripherals – 1.2%
Sandisk Corp. (A)	12,128	7,705,404
		150,886,375
Real estate – 0.8%
Real estate management and development – 0.8%
Zillow Group, Inc., Class C (A)	117,858	4,876,964
Utilities – 2.2%
Electric utilities – 2.2%
NRG Energy, Inc.	97,279	14,216,353
TOTAL COMMON STOCKS (Cost $577,996,367)		$634,144,980
PREFERRED SECURITIES – 0.3%
Information technology – 0.3%
Software – 0.3%
Essence Group Holdings Corp. (A)(C)(D)	1,663,188	948,017
Lookout, Inc., Series F (A)(C)(D)	211,003	687,870
		1,635,887
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$1,635,887
SHORT-TERM INVESTMENTS – 1.9%
Short-term funds – 0.8%
John Hancock Collateral Trust, 3.6657% (E)(F)	554,102	5,541,967
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.1%
Deutsche Bank Tri-Party Repurchase Agreement dated 3-31-26 at 3.670% to be repurchased at $7,100,724 on 4-1-26, collateralized by $7,405,800 U.S. Treasury Bonds, 4.375% due 5-15-41 (valued at $7,242,076)	$7,100,000	$7,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,641,402)		$12,641,967
Total Investments (Mid Cap Growth Trust) (Cost $595,708,054) – 100.4%		$648,422,834
Other assets and liabilities, net – (0.4%)		(2,710,873)
TOTAL NET ASSETS – 100.0%		$645,711,961
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $5,645,345. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $225,910 in the form of U.S. Treasuries was pledged to the fund.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-26.
(F)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.2%
Communication services – 1.0%
Entertainment – 0.1%
Warner Music Group Corp., Class A	52,203	$1,333,265
Interactive media and services – 0.3%
Pinterest, Inc., Class A (A)	207,959	3,813,968
Media – 0.6%
Nexstar Media Group, Inc.	10,126	1,831,085
The New York Times Company, Class A	57,390	4,805,265
		6,636,350
		11,783,583
Consumer discretionary – 10.8%
Automobile components – 1.0%
Autoliv, Inc.	24,413	2,567,271
BorgWarner, Inc.	73,545	3,990,552
Gentex Corp.	77,770	1,699,275
Lear Corp.	18,019	2,181,741
The Goodyear Tire & Rubber Company (A)	101,677	674,119
Visteon Corp.	9,692	883,038
		11,995,996
Automobiles – 0.2%
Harley-Davidson, Inc.	41,965	848,532
Thor Industries, Inc.	18,768	1,499,376
		2,347,908
Broadline retail – 0.3%
Macy's, Inc.	94,443	1,708,474

132

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Broadline retail (continued)
Ollie's Bargain Outlet Holdings, Inc. (A)	21,786	$2,005,183
		3,713,657
Diversified consumer services – 0.9%
Duolingo, Inc. (A)	14,213	1,400,975
Graham Holdings Company, Class B	1,207	1,276,113
Grand Canyon Education, Inc. (A)	9,815	1,668,844
H&R Block, Inc.	45,026	1,429,125
Service Corp. International	49,453	4,080,367
		9,855,424
Hotels, restaurants and leisure – 2.5%
Aramark	93,362	3,784,895
Boyd Gaming Corp.	20,535	1,687,566
Cava Group, Inc. (A)	35,431	2,866,368
Choice Hotels International, Inc. (B)	7,342	759,897
Churchill Downs, Inc.	23,530	2,113,700
Dutch Bros, Inc., Class A (A)	45,122	2,285,881
Hilton Grand Vacations, Inc. (A)	21,270	832,082
Hyatt Hotels Corp., Class A	14,683	2,111,269
Planet Fitness, Inc., Class A (A)	29,476	2,192,425
Texas Roadhouse, Inc.	23,495	3,879,964
Travel + Leisure Company	22,849	1,580,922
Vail Resorts, Inc.	12,708	1,630,691
Wingstop, Inc.	9,870	1,529,554
Wyndham Hotels & Resorts, Inc.	26,837	2,179,970
		29,435,184
Household durables – 1.6%
KB Home	22,440	1,161,270
Somnigroup International, Inc.	74,561	5,511,549
Taylor Morrison Home Corp. (A)	34,713	2,021,685
Toll Brothers, Inc.	33,655	4,592,898
TopBuild Corp. (A)	9,914	3,482,788
Whirlpool Corp. (B)	22,521	1,214,332
		17,984,522
Leisure products – 0.5%
Brunswick Corp.	23,101	1,680,829
Mattel, Inc. (A)	110,398	1,604,083
Polaris, Inc.	18,981	1,034,465
YETI Holdings, Inc. (A)	27,638	1,011,274
		5,330,651
Specialty retail – 3.3%
Abercrombie & Fitch Company, Class A (A)	16,289	1,488,326
AutoNation, Inc. (A)	9,247	1,805,569
Bath & Body Works, Inc.	72,718	1,357,645
Burlington Stores, Inc. (A)	22,087	7,186,668
Chewy, Inc., Class A (A)	84,724	2,287,548
Dick's Sporting Goods, Inc.	23,585	4,676,670
Five Below, Inc. (A)	19,592	4,476,380
Floor & Decor Holdings, Inc., Class A (A)	38,276	1,944,421
GameStop Corp., Class A (A)	146,405	3,373,171
Lithia Motors, Inc.	8,614	2,151,088
Murphy USA, Inc.	6,001	2,964,314
Penske Automotive Group, Inc.	6,550	979,356
RH (A)	5,470	764,815
The Gap, Inc.	80,587	1,950,205
Valvoline, Inc. (A)	45,224	1,523,144
		38,929,320
Textiles, apparel and luxury goods – 0.5%
Capri Holdings, Ltd. (A)	42,327	745,802
Columbia Sportswear Company	8,996	493,071
Crocs, Inc. (A)	17,843	1,481,326
PVH Corp.	16,269	1,134,925
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
VF Corp.	116,742	$1,983,447
		5,838,571
		125,431,233
Consumer staples – 4.4%
Beverages – 0.5%
Celsius Holdings, Inc. (A)	56,771	2,014,235
Coca-Cola Consolidated, Inc.	20,093	3,852,632
The Boston Beer Company, Inc., Class A (A)	2,732	629,453
		6,496,320
Consumer staples distribution and retail – 2.9%
Albertsons Companies, Inc., Class A	131,434	2,239,635
BJ's Wholesale Club Holdings, Inc. (A)	46,478	4,574,365
Casey's General Stores, Inc.	13,166	9,583,005
Maplebear, Inc. (A)	65,277	2,445,276
Performance Food Group Company (A)	55,803	4,780,085
Sprouts Farmers Market, Inc. (A)	34,586	2,667,618
U.S. Foods Holding Corp. (A)	78,338	7,223,547
		33,513,531
Food products – 0.8%
Darling Ingredients, Inc. (A)	56,189	3,475,290
Flowers Foods, Inc.	75,007	611,307
Ingredion, Inc.	22,378	2,521,105
Pilgrim's Pride Corp.	15,188	573,499
Post Holdings, Inc. (A)	14,991	1,482,010
The Marzetti Company	7,208	997,083
		9,660,294
Personal care products – 0.2%
BellRing Brands, Inc. (A)	41,655	670,229
Coty, Inc., Class A (A)	131,283	263,879
e.l.f. Beauty, Inc. (A)	20,976	1,271,355
		2,205,463
		51,875,608
Energy – 5.3%
Energy equipment and services – 1.5%
NOV, Inc.	128,018	2,408,019
TechnipFMC PLC	143,688	9,933,140
Valaris, Ltd. (A)	22,870	2,242,175
Weatherford International PLC	25,475	2,409,426
		16,992,760
Oil, gas and consumable fuels – 3.8%
Antero Midstream Corp.	117,629	2,681,941
Antero Resources Corp. (A)	104,111	4,418,471
Chord Energy Corp.	20,199	2,871,894
CNX Resources Corp. (A)	50,570	1,949,474
DT Midstream, Inc.	36,115	4,863,607
HF Sinclair Corp.	55,538	3,465,016
Matador Resources Company	41,493	2,621,528
Murphy Oil Corp.	47,659	1,965,934
Ovintiv, Inc.	98,629	5,854,617
PBF Energy, Inc., Class A	29,488	1,404,219
Permian Resources Corp., Class A	262,977	5,606,670
Range Resources Corp.	84,162	3,802,439
Viper Energy, Inc., Class A	66,005	3,101,575
		44,607,385
		61,600,145
Financials – 14.5%
Banks – 5.7%
Associated Banc-Corp.	58,111	1,502,750
Bank OZK	36,856	1,691,322
Columbia Banking System, Inc.	104,933	2,878,312

133

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Commerce Bancshares, Inc.	48,679	$2,395,007
Cullen/Frost Bankers, Inc.	22,450	3,077,446
East West Bancorp, Inc.	48,872	5,217,575
First Financial Bankshares, Inc.	46,292	1,363,299
First Horizon Corp.	172,271	3,920,888
Flagstar Bank NA	106,388	1,401,130
FNB Corp.	126,925	2,122,186
Glacier Bancorp, Inc.	45,705	2,041,642
Hancock Whitney Corp.	29,220	1,858,100
Home BancShares, Inc.	64,984	1,750,019
International Bancshares Corp.	19,210	1,292,641
Old National Bancorp	123,187	2,722,433
Pinnacle Financial Partners, Inc.	53,473	4,606,164
Prosperity Bancshares, Inc.	35,891	2,411,157
SouthState Bank Corp.	35,215	3,258,092
Texas Capital Bancshares, Inc. (A)	15,692	1,488,857
UMB Financial Corp.	25,363	2,860,693
United Bankshares, Inc.	49,572	2,053,272
Valley National Bancorp	170,029	2,087,956
Webster Financial Corp.	57,272	3,975,822
Western Alliance Bancorp	36,477	2,584,395
Wintrust Financial Corp.	23,790	3,305,383
Zions Bancorp NA	52,445	3,021,881
		66,888,422
Capital markets – 2.5%
Affiliated Managers Group, Inc.	9,992	2,764,786
Evercore, Inc., Class A	13,739	4,101,229
Federated Hermes, Inc.	26,250	1,488,638
Hamilton Lane, Inc., Class A	14,515	1,442,791
Houlihan Lokey, Inc.	19,307	2,772,871
Janus Henderson Group PLC	43,783	2,249,133
Jefferies Financial Group, Inc.	58,734	2,423,952
Morningstar, Inc.	8,155	1,378,603
SEI Investments Company	32,997	2,589,275
Stifel Financial Corp.	54,168	4,004,099
The Carlyle Group, Inc.	92,174	4,460,300
		29,675,677
Consumer finance – 0.7%
Ally Financial, Inc.	99,716	3,911,859
FirstCash Holdings, Inc.	13,749	2,584,812
SLM Corp.	70,758	1,514,929
		8,011,600
Financial services – 1.4%
Corebridge Financial, Inc.	90,682	2,163,673
Equitable Holdings, Inc.	100,630	3,734,379
Essent Group, Ltd.	33,906	1,981,467
Euronet Worldwide, Inc. (A)	13,889	921,813
MGIC Investment Corp.	77,921	2,045,426
Shift4 Payments, Inc., Class A (A)(B)	24,000	1,049,520
Voya Financial, Inc.	33,389	2,281,136
WEX, Inc. (A)	12,180	1,864,027
		16,041,441
Insurance – 3.5%
American Financial Group, Inc.	24,589	3,140,261
Brighthouse Financial, Inc. (A)	20,312	1,216,283
CNO Financial Group, Inc.	33,566	1,378,220
Fidelity National Financial, Inc.	90,597	4,201,889
First American Financial Corp.	36,195	2,182,197
Kinsale Capital Group, Inc.	7,850	2,682,031
Old Republic International Corp.	80,862	3,226,394
Primerica, Inc.	11,337	2,839,692
Reinsurance Group of America, Inc.	23,342	4,765,503
RenaissanceRe Holdings, Ltd.	15,448	4,591,609
RLI Corp.	32,621	1,860,702
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Ryan Specialty Holdings, Inc.	40,512	$1,366,875
Selective Insurance Group, Inc.	21,342	1,608,973
The Hanover Insurance Group, Inc.	12,574	2,179,703
Unum Group	54,149	3,954,501
		41,194,833
Mortgage real estate investment trusts – 0.7%
Annaly Capital Management, Inc.	255,175	5,396,951
Starwood Property Trust, Inc.	123,651	2,129,270
		7,526,221
		169,338,194
Health care – 8.7%
Biotechnology – 3.0%
Arrowhead Pharmaceuticals, Inc. (A)	49,740	3,118,698
BioMarin Pharmaceutical, Inc. (A)	68,240	3,854,878
Cytokinetics, Inc. (A)	43,430	2,862,471
Exelixis, Inc. (A)	92,250	3,956,603
Halozyme Therapeutics, Inc. (A)	41,771	2,699,660
Neurocrine Biosciences, Inc. (A)	35,650	4,696,531
Roivant Sciences, Ltd. (A)	160,160	4,436,432
United Therapeutics Corp. (A)	15,294	9,069,036
		34,694,309
Health care equipment and supplies – 1.5%
Dentsply Sirona, Inc.	70,881	822,220
Envista Holdings Corp. (A)	58,210	1,476,788
Globus Medical, Inc., Class A (A)	39,573	3,409,610
Haemonetics Corp. (A)	16,507	930,335
Lantheus Holdings, Inc. (A)	23,554	1,786,571
LivaNova PLC (A)	19,396	1,232,810
Masimo Corp. (A)	16,218	2,884,696
Penumbra, Inc. (A)	13,935	4,575,836
		17,118,866
Health care providers and services – 1.8%
Chemed Corp.	5,031	1,900,410
Encompass Health Corp.	35,739	3,457,033
HealthEquity, Inc. (A)	30,347	2,536,099
Hims & Hers Health, Inc. (A)(B)	73,992	1,536,074
Option Care Health, Inc. (A)	56,383	1,517,830
Tenet Healthcare Corp. (A)	31,217	5,890,960
The Ensign Group, Inc.	20,487	4,128,131
		20,966,537
Health care technology – 0.1%
Doximity, Inc., Class A (A)	47,531	1,107,472
Life sciences tools and services – 1.6%
Avantor, Inc. (A)	242,269	1,899,389
Bio-Rad Laboratories, Inc., Class A (A)	6,458	1,800,168
Bruker Corp.	39,398	1,423,056
Illumina, Inc. (A)	54,311	6,694,374
Medpace Holdings, Inc. (A)	7,964	3,824,233
Repligen Corp. (A)	18,795	2,214,427
Sotera Health Company (A)	82,749	1,186,621
		19,042,268
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc. (A)	176,489	4,223,382
Jazz Pharmaceuticals PLC (A)	21,584	4,080,455
		8,303,837
		101,233,289
Industrials – 24.9%
Aerospace and defense – 4.4%
AeroVironment, Inc. (A)	11,299	2,068,282
ATI, Inc. (A)	48,260	7,019,900
BWX Technologies, Inc.	32,475	6,640,813

134

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Carpenter Technology Corp.	17,693	$6,973,696
Curtiss-Wright Corp.	13,096	8,919,948
Hexcel Corp.	26,950	2,181,064
Kratos Defense & Security Solutions, Inc. (A)	65,576	4,623,764
Moog, Inc., Class A	10,098	2,955,079
StandardAero, Inc. (A)	67,367	1,740,090
Woodward, Inc.	21,176	7,579,314
		50,701,950
Air freight and logistics – 0.2%
GXO Logistics, Inc. (A)	40,676	2,109,051
Building products – 1.8%
AAON, Inc.	24,037	1,989,062
Advanced Drainage Systems, Inc.	25,456	3,490,781
Carlisle Companies, Inc.	14,489	4,833,820
Fortune Brands Innovations, Inc.	42,674	1,663,006
Owens Corning	29,195	3,159,483
Simpson Manufacturing Company, Inc.	14,726	2,527,276
Trex Company, Inc. (A)	38,097	1,387,493
UFP Industries, Inc.	20,693	1,906,239
		20,957,160
Commercial services and supplies – 1.5%
Clean Harbors, Inc. (A)	17,841	5,115,550
MSA Safety, Inc.	12,947	2,122,661
RB Global, Inc.	65,959	6,322,170
Tetra Tech, Inc.	92,640	2,790,317
The Brink's Company	14,758	1,529,372
		17,880,070
Construction and engineering – 2.6%
AECOM	45,924	3,895,274
API Group Corp. (A)	136,293	5,522,592
Dycom Industries, Inc. (A)	10,644	3,606,400
Fluor Corp. (A)	57,253	2,670,852
MasTec, Inc. (A)	21,787	7,009,749
Sterling Infrastructure, Inc. (A)	10,912	4,444,130
Valmont Industries, Inc.	6,998	2,796,191
		29,945,188
Electrical equipment – 2.2%
Acuity, Inc.	10,821	3,032,261
EnerSys	13,090	2,273,995
Nextpower, Inc., Class A (A)	52,740	6,357,807
nVent Electric PLC	57,316	6,779,336
Regal Rexnord Corp.	23,586	4,416,714
Sensata Technologies Holding PLC	51,746	1,822,494
Vicor Corp. (A)	8,070	1,299,270
		25,981,877
Ground transportation – 1.8%
Avis Budget Group, Inc. (A)(B)	6,001	875,246
Knight-Swift Transportation Holdings, Inc.	57,664	3,320,293
Landstar System, Inc.	12,098	1,939,430
Ryder System, Inc.	14,005	2,866,964
Saia, Inc. (A)	9,464	3,324,514
XPO, Inc. (A)	41,611	8,095,420
		20,421,867
Machinery – 5.7%
AGCO Corp.	21,345	2,473,245
Chart Industries, Inc. (A)	15,968	3,301,384
CNH Industrial NV	314,340	3,457,740
Crane Company	17,390	2,973,690
Donaldson Company, Inc.	40,967	3,476,869
Esab Corp.	20,271	1,959,395
Flowserve Corp.	45,122	3,316,918
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Graco, Inc.	58,891	$4,985,123
ITT, Inc.	30,547	5,820,120
Lincoln Electric Holdings, Inc.	19,546	4,868,518
Mueller Industries, Inc.	39,433	4,369,176
Oshkosh Corp.	22,468	3,307,514
RBC Bearings, Inc. (A)	11,231	6,099,781
SPX Technologies, Inc. (A)	17,702	3,539,338
Terex Corp.	40,387	2,386,872
The Middleby Corp. (A)	16,461	2,182,399
The Timken Company	22,515	2,264,334
The Toro Company	34,626	3,235,453
Watts Water Technologies, Inc., Class A	9,742	2,828,005
		66,845,874
Marine transportation – 0.2%
Kirby Corp. (A)	19,252	2,558,206
Passenger airlines – 0.3%
Alaska Air Group, Inc. (A)	40,721	1,497,718
American Airlines Group, Inc. (A)	234,545	2,519,013
		4,016,731
Professional services – 2.5%
Booz Allen Hamilton Holding Corp.	42,836	3,342,493
CACI International, Inc., Class A (A)	7,845	4,266,660
Concentrix Corp.	15,535	425,038
ExlService Holdings, Inc. (A)	55,820	1,699,719
Exponent, Inc.	17,720	1,156,230
FTI Consulting, Inc. (A)	10,750	1,900,278
Genpact, Ltd.	56,271	2,096,095
KBR, Inc.	45,107	1,662,644
Maximus, Inc.	19,376	1,242,002
Parsons Corp. (A)	18,796	1,018,179
Paylocity Holding Corp. (A)	15,501	1,674,728
Science Applications International Corp.	16,029	1,521,473
TransUnion	68,341	4,728,514
UL Solutions, Inc., Class A	27,442	2,352,054
		29,086,107
Trading companies and distributors – 1.7%
Applied Industrial Technologies, Inc.	13,250	3,515,490
Core & Main, Inc., Class A (A)	67,064	3,312,962
GATX Corp.	12,681	2,165,154
MSC Industrial Direct Company, Inc., Class A	16,254	1,499,757
Watsco, Inc.	12,405	4,512,815
WESCO International, Inc.	17,279	4,727,880
		19,734,058
		290,238,139
Information technology – 12.0%
Electronic equipment, instruments and components – 3.8%
Advanced Energy Industries, Inc.	13,407	4,326,573
Arrow Electronics, Inc. (A)	18,146	2,602,318
Avnet, Inc.	29,078	1,791,786
Belden, Inc.	13,959	1,602,912
Cognex Corp.	58,860	2,883,551
Crane NXT Company	17,541	711,989
Fabrinet (A)	12,726	6,636,864
Flex, Ltd. (A)	130,600	8,549,076
IPG Photonics Corp. (A)	8,978	1,028,789
Littelfuse, Inc.	8,845	3,001,551
Novanta, Inc. (A)	12,708	1,500,942
TD SYNNEX Corp.	26,634	4,493,422
TTM Technologies, Inc. (A)	36,704	3,575,704

135

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Vontier Corp.	50,298	$1,784,070
		44,489,547
IT services – 1.1%
Kyndryl Holdings, Inc. (A)	81,188	1,065,187
Okta, Inc. (A)	60,193	4,737,791
Twilio, Inc., Class A (A)	53,854	6,775,910
		12,578,888
Semiconductors and semiconductor equipment – 3.6%
Allegro MicroSystems, Inc. (A)	44,097	1,390,378
Amkor Technology, Inc.	40,409	1,819,617
Cirrus Logic, Inc. (A)	18,118	2,620,225
Entegris, Inc.	53,991	6,329,905
Lattice Semiconductor Corp. (A)	48,587	4,506,930
MACOM Technology Solutions Holdings, Inc. (A)	22,914	5,088,512
MKS, Inc.	23,859	5,483,037
Onto Innovation, Inc. (A)	17,637	3,616,820
Rambus, Inc. (A)	38,238	3,289,615
Silicon Laboratories, Inc. (A)	11,706	2,436,604
SiTime Corp. (A)	7,847	2,709,961
Synaptics, Inc. (A)	13,757	963,540
Universal Display Corp.	15,705	1,439,520
		41,694,664
Software – 2.9%
Appfolio, Inc., Class A (A)	8,644	1,364,196
Bentley Systems, Inc., Class B	52,901	1,857,883
BILL Holdings, Inc. (A)	31,284	1,198,177
Blackbaud, Inc. (A)	12,715	490,926
CommVault Systems, Inc. (A)	15,620	1,216,642
DocuSign, Inc. (A)	71,138	3,372,653
Dolby Laboratories, Inc., Class A	21,627	1,298,918
Dropbox, Inc., Class A (A)	61,956	1,407,640
Dynatrace, Inc. (A)	105,940	3,917,661
Guidewire Software, Inc. (A)	30,199	4,516,562
InterDigital, Inc.	9,124	2,755,448
Manhattan Associates, Inc. (A)	21,258	2,829,865
Nutanix, Inc., Class A (A)	96,048	3,650,784
Pegasystems, Inc.	32,424	1,379,965
Qualys, Inc. (A)	12,737	1,118,945
UiPath, Inc., Class A (A)	152,104	1,688,354
		34,064,619
Technology hardware, storage and peripherals – 0.6%
Everpure, Inc., Class A (A)	111,415	6,577,942
		139,405,660
Materials – 5.7%
Chemicals – 1.7%
Ashland, Inc.	16,255	903,941
Avient Corp.	32,523	1,180,585
Axalta Coating Systems, Ltd. (A)	75,801	2,099,688
Cabot Corp.	18,550	1,397,001
NewMarket Corp.	2,770	1,775,432
Olin Corp.	40,352	1,199,665
RPM International, Inc.	45,494	4,522,104
Solstice Advanced Materials, Inc.	56,388	4,294,510
The Scotts Miracle-Gro Company	15,875	965,359
Westlake Corp.	11,846	1,383,850
		19,722,135
Construction materials – 0.3%
Eagle Materials, Inc.	11,165	2,115,209
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Knife River Corp. (A)	20,127	$1,643,370
		3,758,579
Containers and packaging – 1.0%
AptarGroup, Inc.	22,868	2,881,825
Crown Holdings, Inc.	39,815	3,991,454
Graphic Packaging Holding Company	104,830	1,042,010
Greif, Inc., Class A	8,792	589,679
Silgan Holdings, Inc.	31,153	1,208,736
Sonoco Products Company	35,035	1,895,043
		11,608,747
Metals and mining – 2.6%
Alcoa Corp.	91,986	6,101,431
Cleveland-Cliffs, Inc. (A)	202,607	1,712,029
Commercial Metals Company	39,394	2,419,973
Hecla Mining Company	238,023	4,434,368
MP Materials Corp. (A)(B)	47,845	2,309,000
Reliance, Inc.	18,573	5,644,706
Royal Gold, Inc.	28,779	7,323,968
		29,945,475
Paper and forest products – 0.1%
Louisiana-Pacific Corp.	22,511	1,637,675
		66,672,611
Real estate – 6.6%
Diversified REITs – 0.5%
WP Carey, Inc.	77,842	5,290,142
Health care REITs – 1.2%
American Healthcare REIT, Inc.	63,018	2,971,929
CareTrust REIT, Inc.	79,354	2,908,324
Healthcare Realty Trust, Inc.	123,914	2,105,299
Omega Healthcare Investors, Inc.	104,988	4,600,574
Sabra Health Care REIT, Inc.	89,564	1,722,316
		14,308,442
Hotel and resort REITs – 0.1%
Park Hotels & Resorts, Inc.	71,005	747,683
Industrial REITs – 1.0%
EastGroup Properties, Inc.	18,913	3,500,607
First Industrial Realty Trust, Inc.	47,073	2,723,173
Rexford Industrial Realty, Inc.	81,775	2,676,496
STAG Industrial, Inc.	67,858	2,446,959
		11,347,235
Office REITs – 0.4%
COPT Defense Properties	40,128	1,227,917
Cousins Properties, Inc.	59,667	1,346,684
Kilroy Realty Corp.	38,725	1,092,432
Vornado Realty Trust	56,890	1,478,571
		5,145,604
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc. (A)	16,764	5,101,620
Residential REITs – 0.8%
American Homes 4 Rent, Class A	115,801	3,233,164
Equity LifeStyle Properties, Inc.	68,852	4,297,742
Independence Realty Trust, Inc.	84,130	1,252,696
		8,783,602
Retail REITs – 0.9%
Agree Realty Corp.	42,567	3,208,700
Brixmor Property Group, Inc.	108,903	3,136,406
Kite Realty Group Trust	76,903	1,887,969
NNN REIT, Inc.	67,467	2,835,638
		11,068,713
Specialized REITs – 1.3%
CubeSmart	81,000	2,968,650

136

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
EPR Properties	27,045	$1,351,168
Gaming and Leisure Properties, Inc.	100,527	4,460,383
Lamar Advertising Company, Class A	30,854	3,907,968
National Storage Affiliates Trust	25,143	948,897
Rayonier, Inc.	98,797	2,037,194
		15,674,260
		77,467,301
Utilities – 3.3%
Electric utilities – 0.9%
IDACORP, Inc.	19,197	2,744,595
OGE Energy Corp.	72,986	3,500,409
Portland General Electric Company	39,955	2,108,425
TXNM Energy, Inc.	34,820	2,035,577
		10,389,006
Gas utilities – 1.2%
National Fuel Gas Company	33,753	3,171,432
New Jersey Resources Corp.	35,822	1,967,344
ONE Gas, Inc.	21,311	1,835,516
Southwest Gas Holdings, Inc.	22,820	1,983,058
Spire, Inc.	20,992	1,900,616
UGI Corp.	76,240	2,776,661
		13,634,627
Independent power and renewable electricity producers – 0.6%
Ormat Technologies, Inc.	21,590	2,416,353
Talen Energy Corp. (A)	16,229	5,180,784
		7,597,137
Multi-utilities – 0.3%
Black Hills Corp.	26,809	1,860,813
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Northwestern Energy Group, Inc.	21,825	$1,439,141
		3,299,954
Water utilities – 0.3%
Essential Utilities, Inc.	100,515	4,047,739
		38,968,463
TOTAL COMMON STOCKS (Cost $867,407,529)		$1,134,014,226
SHORT-TERM INVESTMENTS – 3.1%
Short-term funds – 3.1%
John Hancock Collateral Trust, 3.6657% (C)(D)	3,567,057	35,676,633
TOTAL SHORT-TERM INVESTMENTS (Cost $35,681,578)		$35,676,633
Total Investments (Mid Cap Index Trust) (Cost $903,089,107) – 100.3%		$1,169,690,859
Other assets and liabilities, net – (0.3%)		(3,555,112)
TOTAL NET ASSETS – 100.0%		$1,166,135,747
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $7,080,579.
(C)	The rate shown is the annualized seven-day yield as of 3-31-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $7,246,949.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	97	Long	Jun 2026	$32,726,158	$32,946,050	$219,892
						$219,892

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.6%
Communication services – 0.3%
Interactive media and services – 0.3%
Pinterest, Inc., Class A (A)	122,880	$2,253,619
Consumer discretionary – 6.5%
Broadline retail – 1.4%
eBay, Inc.	54,850	4,992,447
Global-e Online, Ltd. (A)	127,303	3,927,298
		8,919,745
Hotels, restaurants and leisure – 1.3%
Aramark	126,983	5,147,891
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Norwegian Cruise Line Holdings, Ltd. (A)	173,924	$3,252,379
		8,400,270
Household durables – 1.0%
Installed Building Products, Inc.	10,451	2,771,083
PulteGroup, Inc.	32,448	3,816,209
		6,587,292
Specialty retail – 2.2%
Advance Auto Parts, Inc. (B)	189,757	10,009,682

137

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Burlington Stores, Inc. (A)	12,119	$3,943,280
		13,952,962
Textiles, apparel and luxury goods – 0.6%
Ralph Lauren Corp.	10,568	3,635,286
		41,495,555
Consumer staples – 3.4%
Beverages – 0.8%
Keurig Dr. Pepper, Inc.	187,382	4,933,768
Food products – 1.4%
Lamb Weston Holdings, Inc.	208,795	8,823,671
Household products – 1.2%
Colgate-Palmolive Company	90,090	7,678,371
		21,435,810
Energy – 9.4%
Energy equipment and services – 2.5%
Baker Hughes Company	114,898	7,014,523
TechnipFMC PLC	66,274	4,581,522
Tidewater, Inc. (A)	54,394	4,544,619
		16,140,664
Oil, gas and consumable fuels – 6.9%
ARC Resources, Ltd. (B)	230,084	4,788,248
Cenovus Energy, Inc.	203,112	5,388,561
Cheniere Energy, Inc.	8,405	2,385,003
Marathon Petroleum Corp.	20,060	4,898,251
Ovintiv, Inc.	88,766	5,269,150
Permian Resources Corp., Class A	264,950	5,648,734
Phillips 66	50,707	9,237,801
Viper Energy, Inc., Class A	127,012	5,968,294
		43,584,042
		59,724,706
Financials – 17.2%
Banks – 4.0%
Central BanCo, Inc.	35,166	842,226
Columbia Banking System, Inc.	93,958	2,577,268
Fifth Third Bancorp	122,704	5,700,828
KeyCorp	260,123	5,215,466
Popular, Inc.	51,421	6,899,156
Western Alliance Bancorp	57,210	4,053,329
		25,288,273
Capital markets – 3.0%
Invesco, Ltd.	144,856	3,518,552
Lazard, Inc.	213,413	9,065,784
Main Street Capital Corp. (B)	58,828	3,115,531
StepStone Group, Inc., Class A	74,710	3,565,161
		19,265,028
Consumer finance – 0.5%
SLM Corp.	156,113	3,342,379
Financial services – 3.7%
Block, Inc. (A)	84,249	5,070,105
Corpay, Inc. (A)	31,715	9,228,748
Marqeta, Inc., Class A (A)	736,150	3,003,492
Voya Financial, Inc.	92,703	6,333,469
		23,635,814
Insurance – 5.5%
American International Group, Inc.	88,897	6,689,499
Assurant, Inc.	22,998	5,009,194
Horace Mann Educators Corp.	58,844	2,511,462
Lincoln National Corp.	99,633	3,536,972
RenaissanceRe Holdings, Ltd.	14,596	4,338,369
The Allstate Corp.	24,143	5,005,810
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Hanover Insurance Group, Inc.	26,779	$4,642,140
Willis Towers Watson PLC	12,063	3,506,714
		35,240,160
Mortgage real estate investment trusts – 0.5%
Annaly Capital Management, Inc.	146,940	3,107,781
		109,879,435
Health care – 6.6%
Biotechnology – 0.4%
Alkermes PLC (A)	67,584	2,389,770
Health care equipment and supplies – 1.9%
The Cooper Companies, Inc. (A)	120,941	8,647,282
Zimmer Biomet Holdings, Inc.	38,102	3,445,183
		12,092,465
Health care providers and services – 2.5%
Centene Corp. (A)	94,539	3,095,207
Concentra Group Holdings Parent, Inc.	325,549	6,983,026
Molina Healthcare, Inc. (A)	18,400	2,452,720
RadNet, Inc. (A)	65,725	3,673,370
		16,204,323
Life sciences tools and services – 0.5%
Waters Corp. (A)	10,534	3,137,025
Pharmaceuticals – 1.3%
Perrigo Company PLC	324,614	3,486,354
Viatris, Inc.	336,571	4,547,074
		8,033,428
		41,857,011
Industrials – 19.7%
Aerospace and defense – 4.5%
Hexcel Corp.	105,992	8,577,933
L3Harris Technologies, Inc.	19,036	6,570,275
StandardAero, Inc. (A)	383,542	9,906,890
Textron, Inc.	42,674	3,736,535
		28,791,633
Building products – 0.6%
Owens Corning	32,031	3,466,395
Construction and engineering – 1.3%
API Group Corp. (A)	203,969	8,264,824
Electrical equipment – 1.0%
Sensata Technologies Holding PLC	185,503	6,533,416
Ground transportation – 1.9%
CSX Corp.	122,049	5,010,111
Saia, Inc. (A)	19,888	6,986,257
		11,996,368
Machinery – 5.8%
AGCO Corp.	41,798	4,843,134
Esab Corp.	86,687	8,379,165
Fortive Corp.	171,324	9,470,791
JBT Marel Corp.	42,102	5,383,583
The Middleby Corp. (A)	68,101	9,028,831
		37,105,504
Passenger airlines – 0.8%
Southwest Airlines Company	134,264	5,044,298
Professional services – 2.2%
First Advantage Corp. (A)(B)	371,058	4,363,642
FTI Consulting, Inc. (A)	14,451	2,554,503
SS&C Technologies Holdings, Inc.	60,472	4,086,093

138

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Verra Mobility Corp. (A)	203,883	$2,913,488
		13,917,726
Trading companies and distributors – 1.6%
EquipmentShare.com, Inc., Class A (A)(B)	124,608	2,538,265
SiteOne Landscape Supply, Inc. (A)	26,887	3,578,929
W.W. Grainger, Inc.	3,660	3,992,365
		10,109,559
		125,229,723
Information technology – 14.0%
Communications equipment – 0.5%
Viasat, Inc. (A)	69,320	3,174,856
Electronic equipment, instruments and components – 5.4%
Belden, Inc.	38,250	4,392,248
CDW Corp.	28,700	3,473,274
Corning, Inc.	86,328	11,738,018
Keysight Technologies, Inc. (A)	21,786	6,151,713
Novanta, Inc. (A)	30,633	3,618,064
TE Connectivity PLC	25,220	5,271,484
		34,644,801
IT services – 0.4%
GoDaddy, Inc., Class A (A)	34,581	2,858,811
Semiconductors and semiconductor equipment – 2.7%
Entegris, Inc.	39,806	4,666,855
MKS, Inc.	21,529	4,947,579
Rambus, Inc. (A)	30,793	2,649,122
Teradyne, Inc.	13,297	3,942,029
Wolfspeed, Inc. (A)	49,215	803,189
		17,008,774
Software – 2.5%
CCC Intelligent Solutions Holdings, Inc. (A)	611,297	3,667,782
DocuSign, Inc. (A)	73,252	3,472,877
Procore Technologies, Inc. (A)	88,427	5,040,339
Zscaler, Inc. (A)	24,401	3,423,216
		15,604,214
Technology hardware, storage and peripherals – 2.5%
Sandisk Corp. (A)	11,740	7,458,892
Western Digital Corp.	30,163	8,158,790
		15,617,682
		88,909,138
Materials – 5.2%
Chemicals – 1.5%
DuPont de Nemours, Inc.	75,321	3,449,702
Westlake Corp.	55,408	6,472,763
		9,922,465
Construction materials – 0.8%
Knife River Corp. (A)(B)	60,157	4,911,819
Containers and packaging – 1.0%
International Paper Company	183,898	6,565,159
Metals and mining – 1.1%
Franco-Nevada Corp.	15,441	3,823,343
OR Royalties, Inc.	78,100	2,973,875
		6,797,218
Paper and forest products – 0.8%
Stora Enso OYJ, R Shares	419,768	4,929,292
		33,125,953
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 7.8%
Health care REITs – 1.3%
Healthcare Realty Trust, Inc.	231,521	$3,933,542
Ventas, Inc.	54,555	4,461,508
		8,395,050
Industrial REITs – 0.7%
Rexford Industrial Realty, Inc.	132,539	4,338,001
Office REITs – 0.5%
Vornado Realty Trust	131,229	3,410,642
Real estate management and development – 1.0%
Colliers International Group, Inc.	21,410	2,288,515
Jones Lang LaSalle, Inc. (A)	13,619	4,144,534
		6,433,049
Residential REITs – 2.3%
Apartment Investment and Management Company, Class A	332,037	1,351,391
Equity Residential	95,219	5,632,204
Sun Communities, Inc.	61,917	7,799,065
		14,782,660
Retail REITs – 1.1%
Regency Centers Corp.	90,031	6,811,745
Specialized REITs – 0.9%
Digital Realty Trust, Inc.	30,131	5,429,908
		49,601,055
Utilities – 7.5%
Electric utilities – 2.3%
FirstEnergy Corp.	161,359	8,174,447
PG&E Corp.	371,429	6,526,008
		14,700,455
Gas utilities – 0.6%
National Fuel Gas Company	41,186	3,869,837
Multi-utilities – 4.6%
Ameren Corp.	81,259	8,931,989
CenterPoint Energy, Inc.	137,213	5,922,113
Consolidated Edison, Inc.	66,347	7,509,153
Dominion Energy, Inc.	112,447	6,951,474
		29,314,729
		47,885,021
TOTAL COMMON STOCKS (Cost $560,132,304)		$621,397,026
CONVERTIBLE BONDS - 0.3%
Information technology - 0.3%
Wolfspeed, Inc.
2.500%, 06/15/2031	$344,000	490,630
2.500%, 06/15/2031 (C)	416,000	593,320
3.500%, 03/15/2031 (C)	654,000	689,970
		1,773,920
TOTAL CONVERTIBLE BONDS (Cost $1,280,702)		$1,773,920
CORPORATE BONDS - 0.0%
Information technology - 0.0%
Wolfspeed, Inc. 7.000%, (7.000% Cash or 12.000% PIK), 06/15/2031	426,195	337,760
TOTAL CORPORATE BONDS (Cost $685,622)		$337,760
SHORT-TERM INVESTMENTS – 4.2%
Short-term funds – 4.2%
John Hancock Collateral Trust, 3.6657% (D)(E)	1,382,772	13,830,068

139

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5918% (D)	1,722,567	$1,722,567
T. Rowe Price Government Reserve Fund, 3.6718% (D)	11,261,745	11,261,745
TOTAL SHORT-TERM INVESTMENTS (Cost $26,813,764)		$26,814,380
Total Investments (Mid Value Trust) (Cost $588,912,392) – 102.1%		$650,323,086
Other assets and liabilities, net – (2.1%)		(13,530,982)
TOTAL NET ASSETS – 100.0%		$636,792,104
Security Abbreviations and Legend
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $21,540,947. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $8,307,257 in the form of U.S. Treasuries was pledged to the fund.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Opportunistic Fixed Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 37.1%
U.S. Government - 1.7%
U.S. Treasury Bonds
4.625%, 02/15/2046 (A)	$1,400,000	$1,349,688
4.750%, 02/15/2056	80,600	78,610
U.S. Treasury Inflation Protected Securities 2.375%, 02/15/2056	1,063,678	987,609
U.S. Treasury Notes
4.125%, 02/15/2036	45,700	44,986
4.250%, 05/15/2035	33,600	33,511
		2,494,404
U.S. Government Agency - 35.4%
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2040	65,177	65,684
5.500%, 09/01/2040 to 12/01/2055	1,991,170	2,009,357
Federal National Mortgage Association
2.000%, TBA (B)	570,000	458,173
2.500%, TBA (B)	1,240,000	1,042,498
3.000%, TBA (B)	516,000	456,932
3.500%, TBA (B)	520,000	476,722
4.000%, TBA (B)	1,120,000	1,078,105
4.500%, TBA (B)	4,998,000	4,823,038
5.000%, TBA (B)	27,469,000	27,065,272
5.000%, 08/01/2040	132,197	133,143
5.500%, TBA (B)	2,917,000	2,938,579
6.000%, TBA (B)	1,155,000	1,175,708
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
6.000%, 07/01/2038 to 09/01/2038		$211,431	$218,218
6.500%, TBA (B)		1,986,000	2,053,260
Government National Mortgage Association
2.000%, TBA (B)		415,000	341,892
2.500%, TBA (B)		1,857,000	1,594,230
2.500%, 10/20/2051		123,357	105,973
3.000%, TBA (B)		1,725,000	1,538,308
4.000%, TBA (B)		1,205,000	1,127,355
4.500%, TBA (B)		120,000	115,736
5.000%, TBA (B)		300,000	297,395
5.500%, TBA (B)		835,000	839,618
			49,955,196
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $52,666,858)			$52,449,600
FOREIGN GOVERNMENT OBLIGATIONS - 44.1%
Argentina - 0.5%
Republic of Argentina
4.125%, (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		390,000	280,800
4.125%, 07/09/2035		550,000	396,000
			676,800
Australia - 2.1%
Commonwealth of Australia
1.500%, 06/21/2031	AUD	2,415,000	1,424,710
1.750%, 06/21/2051		2,155,000	748,997
Commonwealth of Australia, Inflation-Linked Bond 1.276%, 02/21/2050		1,350,000	774,319
			2,948,026
Brazil - 6.8%
Federative Republic of Brazil
6.000%, 05/15/2035	BRL	5,110,000	4,210,857
10.000%, 01/01/2029		18,504,000	3,381,993
10.000%, 01/01/2031		5,800,000	1,005,156
10.000%, 01/01/2033		278,000	46,340
10.000%, 01/01/2035		3,910,000	632,561
13.504%, 01/01/2030 (C)		1,391,000	165,716
13.515%, 01/01/2028 (C)		947,000	145,884
			9,588,507
Bulgaria - 0.1%
Republic of Bulgaria 1.375%, 09/23/2050	EUR	250,000	155,586
Chile - 0.0%
Republic of Chile
5.300%, 11/01/2037 (D)	CLP	25,000,000	26,874
6.000%, 01/01/2043		15,000,000	17,015
6.200%, 10/01/2040 (D)		10,000,000	11,688
			55,577
Colombia - 5.4%
Republic of Colombia
3.750%, 02/25/2037	COP	4,152,001,395	857,955
5.000%, 09/19/2032	EUR	110,000	119,894
5.625%, 02/19/2036		335,000	354,513
6.250%, 07/09/2036	COP	6,492,200,000	1,124,686
6.500%, 11/26/2038	EUR	110,000	121,213
7.000%, 03/26/2031	COP	104,300,000	21,861
7.000%, 06/30/2032		7,792,200,000	1,558,843

140

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia (continued)
Republic of Colombia (continued)
7.250%, 10/18/2034	COP	492,700,000	$94,405
7.750%, 09/18/2030		9,034,700,000	1,977,593
9.250%, 05/28/2042		1,053,600,000	215,991
11.500%, 07/25/2046		4,070,600,000	994,190
11.750%, 01/24/2035		615,300,000	155,001
12.500%, 02/27/2030		158,600,000	41,253
13.250%, 02/09/2033		188,300,000	50,659
			7,688,057
Czech Republic - 2.7%
Czech Republic
1.200%, 03/13/2031	CZK	920,000	37,178
1.500%, 04/24/2040		930,000	28,244
1.950%, 07/30/2037		1,150,000	40,269
2.000%, 10/13/2033		2,780,000	108,350
3.000%, 03/03/2033		470,000	19,935
3.500%, 05/30/2035		41,500,000	1,768,748
3.500%, 05/30/2035		31,500,000	1,342,544
4.200%, 12/04/2036		1,260,000	55,931
4.250%, 10/24/2034		380,000	17,193
4.500%, 11/11/2032		1,040,000	48,527
4.900%, 04/14/2034		520,000	24,680
5.300%, 09/19/2035		5,200,000	253,520
6.200%, 06/16/2031		2,170,000	110,095
			3,855,214
Dominican Republic - 0.1%
Government of Dominican Republic 6.000%, 02/22/2033		$150,000	145,815
Ghana - 0.1%
Republic of Ghana
5.000%, (5.000% to 7-3-28, then 6.000% thereafter), 07/03/2029 (D)		52,938	50,407
5.000%, (5.000% to 7-3-28, then 6.000% thereafter), 07/03/2035 (D)		87,000	74,096
7.791%, 07/03/2026 (C)(D)		2,000	1,961
			126,464
Greece - 0.1%
Republic of Greece 3.375%, 06/16/2036 (D)	EUR	120,000	133,350
Hungary - 0.6%
Republic of Hungary
1.625%, 04/28/2032		520,000	520,492
3.000%, 10/27/2038	HUF	42,840,000	85,112
3.000%, 10/27/2038		31,830,000	63,238
7.000%, 10/24/2035		15,690,000	46,211
7.000%, 10/24/2035		38,040,000	112,038
			827,091
Iceland - 1.0%
Republic of Iceland
6.500%, 02/15/2038	ISK	93,345,000	724,940
7.000%, 09/17/2035		85,215,000	682,008
			1,406,948
India - 0.7%
Republic of India
6.330%, 05/05/2035	INR	19,760,000	199,955
6.790%, 10/07/2034		7,020,000	72,524
7.300%, 06/19/2053		79,030,000	783,639
			1,056,118
Indonesia - 1.0%
Republic of Indonesia
3.050%, 03/12/2051		$200,000	124,818
3.500%, 02/14/2050		200,000	138,158
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Republic of Indonesia (continued)
4.100%, 03/04/2034	EUR	130,000	$144,345
4.200%, 10/15/2050		$200,000	154,805
4.460%, 03/04/2038	EUR	140,000	152,681
5.875%, 03/15/2031	IDR	581,000,000	33,169
6.375%, 04/15/2032		1,026,000,000	58,984
6.500%, 04/15/2036		442,000,000	25,312
6.625%, 05/15/2033		430,000,000	24,897
6.750%, 07/15/2035		1,739,000,000	101,048
6.875%, 04/15/2029		716,000,000	42,426
7.000%, 02/15/2033		594,000,000	35,162
7.125%, 06/15/2038		1,245,000,000	73,918
7.125%, 08/15/2040		657,000,000	39,205
7.125%, 06/15/2042		271,000,000	16,138
7.125%, 06/15/2043		1,324,000,000	78,726
7.125%, 08/15/2045		1,039,000,000	62,593
7.500%, 08/15/2032		1,727,000,000	104,873
7.500%, 05/15/2038		186,000,000	11,393
8.250%, 05/15/2036		514,000,000	32,922
			1,455,573
Italy - 0.7%
Republic of Italy
3.450%, 02/01/2036	EUR	115,000	128,382
4.650%, 10/01/2055 (D)		770,000	903,499
			1,031,881
Japan - 3.0%
Government of Japan
2.800%, 06/20/2055	JPY	248,250,000	1,331,792
3.200%, 09/20/2055		58,700,000	341,382
3.400%, 12/20/2055		60,500,000	362,896
Government of Japan, CPI-Linked Bond 0.005%, 03/10/2035		375,049,332	2,259,876
			4,295,946
Malaysia - 0.7%
Government of Malaysia
2.632%, 04/15/2031	MYR	8,000	1,901
3.519%, 04/20/2028		451,000	112,053
3.582%, 07/15/2032		476,000	117,744
3.757%, 05/22/2040		482,000	116,243
3.828%, 07/05/2034		560,000	139,781
3.885%, 08/15/2029		382,000	95,984
3.900%, 11/30/2026		505,000	125,454
4.254%, 05/31/2035		94,000	24,212
4.254%, 05/31/2035		332,000	85,513
4.457%, 03/31/2053		76,000	19,815
4.642%, 11/07/2033		269,000	71,004
4.696%, 10/15/2042		34,000	9,154
4.893%, 06/08/2038		120,000	32,538
			951,396
Mexico - 3.1%
Government of Mexico
3.875%, 05/16/2031	EUR	110,000	123,956
5.625%, 03/19/2114	GBP	100,000	95,328
7.500%, 05/26/2033	MXN	128,900	6,587
7.750%, 05/29/2031		3,555,500	189,033
7.750%, 11/23/2034		1,000	51
7.750%, 11/13/2042		2,386,700	110,506
8.000%, 04/15/2032		57,776,400	3,058,742
8.000%, 02/21/2036		4,150,200	212,093
8.000%, 11/07/2047		1,223,600	57,057
8.000%, 11/07/2047		493,900	23,031
8.000%, 07/31/2053		871,900	40,255
8.000%, 04/29/2055		780,300	35,864
8.012%, 10/28/2027 (C)		4,062,620	200,373

141

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
8.500%, 03/01/2029	MXN	700,600	$39,155
8.500%, 11/18/2038		3,699,700	189,677
			4,381,708
New Zealand - 5.3%
Government of New Zealand
1.500%, 05/15/2031	NZD	9,420,000	4,737,284
4.250%, 05/15/2036		3,765,000	2,082,257
Government of New Zealand, Inflation-Linked Bond
3.301%, 09/20/2050		700,000	417,710
3.353%, 09/20/2040		430,000	317,191
			7,554,442
Paraguay - 0.0%
Republic of Paraguay 8.500%, 04/04/2038 (D)	PYG	286,000,000	43,436
Peru - 0.3%
Republic of Peru
2.780%, 12/01/2060		$330,000	174,039
5.350%, 08/12/2040	PEN	111,000	26,618
5.400%, 08/12/2034		62,000	16,897
6.900%, 08/12/2037		197,000	56,078
6.950%, 08/12/2031		95,000	29,583
7.600%, 08/12/2039 (D)		175,000	51,945
			355,160
Philippines - 0.3%
Republic of the Philippines 1.750%, 04/28/2041	EUR	495,000	383,349
Poland - 0.5%
Republic of Poland
1.750%, 04/25/2032	PLN	125,000	27,433
3.551%, (Polish Short Term Rate + 0.000%), 09/25/2028 (E)		1,148,000	304,303
4.500%, 01/25/2031		397,000	103,576
5.000%, 10/25/2034		279,000	71,566
5.000%, 10/25/2035		167,000	42,208
6.000%, 10/25/2033		384,000	105,756
			654,842
Romania - 0.8%
Republic of Romania
2.750%, 04/14/2041	EUR	85,000	61,748
4.750%, 10/11/2034	RON	445,000	85,196
6.700%, 02/25/2032		145,000	31,953
6.750%, 04/25/2035		510,000	112,527
6.750%, 07/11/2039	EUR	595,000	686,792
8.250%, 09/29/2032	RON	340,000	80,755
			1,058,971
South Africa - 0.8%
Republic of South Africa
6.250%, 03/31/2036	ZAR	1,866,000	88,462
7.000%, 02/28/2031		2,215,000	122,596
7.000%, 02/28/2031		1,345,000	74,443
7.643%, (3 month JIBAR + 0.960%), 09/17/2030 (E)		1,000,000	59,458
8.000%, 01/31/2030		234,000	13,674
8.033%, (3 month JIBAR + 1.300%), 07/11/2027 (E)		1,000,000	59,451
8.250%, 03/31/2032		1,997,000	115,172
8.500%, 01/31/2037		2,073,000	114,302
8.750%, 01/31/2044		3,505,000	187,081
8.750%, 02/28/2048		1,038,000	55,469
9.000%, 01/31/2040		1,386,000	76,907
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa (continued)
Republic of South Africa (continued)
9.875%, 03/31/2039	ZAR	3,371,000	$203,244
			1,170,259
South Korea - 2.2%
Republic of Korea
2.625%, 06/10/2035	KRW	3,191,260,000	1,881,624
3.250%, 12/10/2035		1,915,920,000	1,189,755
			3,071,379
Thailand - 0.6%
Kingdom of Thailand
1.585%, 12/17/2035	THB	1,982,000	56,240
1.600%, 06/17/2035		917,000	26,197
1.840%, 05/17/2036		756,000	21,986
2.000%, 12/17/2031		2,510,000	76,649
2.000%, 06/17/2042		315,000	8,259
2.410%, 03/17/2035		4,098,000	125,628
2.500%, 11/17/2029		840,000	26,183
2.800%, 06/17/2034		1,260,000	39,857
2.875%, 12/17/2028		2,807,000	87,971
2.875%, 06/17/2046		775,000	21,964
2.980%, 06/17/2045		1,184,000	34,194
3.350%, 06/17/2033		4,861,000	159,257
3.450%, 06/17/2043		2,257,000	70,503
4.875%, 06/22/2029		903,000	30,107
			784,995
Turkey - 0.2%
Republic of Turkey
26.200%, 10/05/2033	TRY	6,355,840	119,707
27.700%, 09/27/2034		3,508,000	70,017
30.000%, 09/12/2029		2,037,000	39,374
			229,098
United Kingdom - 4.4%
United Kingdom of Great Britain
0.500%, 10/22/2061	GBP	2,910,000	922,534
4.125%, 03/07/2031		4,030,000	5,253,236
			6,175,770
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $63,567,067)			$62,261,758
CORPORATE BONDS - 18.8%
Australia - 0.0%
Fortescue Treasury Pty, Ltd. 4.375%, 04/01/2031 (D)		$11,000	10,393
Bermuda - 0.1%
Transocean International, Ltd. 8.750%, 02/15/2030 (D)		175,000	182,034
Brazil - 0.2%
BRF SA 5.750%, 09/21/2050		200,000	155,449
Petrobras Global Finance BV 6.750%, 01/27/2041		75,000	72,779
			228,228
Canada - 1.1%
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (D)		93,000	94,300
Bausch Health Companies, Inc. 4.875%, 06/01/2028 (D)		27,000	24,724
Bell Canada 7.000%, (7.000% to 9-15-35, then 5 Year CMT + 2.363%), 09/15/2055		42,000	42,988

142

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Canada (continued)
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076	$126,000	$126,180
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	14,000	13,972
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	55,000	61,879
First Quantum Minerals, Ltd. 6.375%, 02/15/2036 (D)	200,000	192,403
Garda World Security Corp.
6.000%, 06/01/2029 (D)	10,000	9,518
8.250%, 08/01/2032 (D)	65,000	64,320
8.375%, 11/15/2032 (D)	65,000	65,044
goeasy, Ltd.
6.875%, 05/15/2030 (D)	7,000	5,801
6.875%, 02/15/2031 (D)	95,000	76,428
7.375%, 10/01/2030 (D)(F)	150,000	124,240
Great Canadian Gaming Corp. 8.750%, 11/15/2029 (D)	7,000	6,829
Ontario Gaming GTA LP 8.000%, 08/01/2030 (D)	70,000	67,089
Rogers Communications, Inc. 6.875%, (6.875% to 7-31-31, then 5 Year CMT + 2.840%), 07/31/2056	248,000	248,952
South Bow Canadian Infrastructure Holdings, Ltd. 7.625%, (7.625% to 3-1-30, then 5 Year CMT + 3.949%), 03/01/2055	34,000	35,005
TELUS Corp. 7.000%, (7.000% to 10-15-35, then 5 Year CMT + 2.709%), 10/15/2055	84,000	85,751
Transcanada Trust
5.600%, (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%), 03/07/2082	144,000	141,177
5.875%, (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%), 08/15/2076	41,000	41,043
		1,527,643
Cayman Islands - 0.0%
Azorra Finance, Ltd. 7.250%, 01/15/2031 (D)	16,000	16,155
CIFI Holdings Group Company, Ltd., Zero Coupon 0.000%, 06/30/2027	89,570	8,509
Diamond Foreign Asset Company 8.500%, 10/01/2030 (D)	6,000	6,339
		31,003
China - 0.1%
Country Garden Holdings Company, Ltd.
1.250%, (0.000% Cash and 1.250% PIK), 12/31/2036	538,017	41,503
2.250%, (0.000% Cash and 2.250% PIK), 12/31/2034	30,243	2,571
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
China (continued)
Yuzhou Group Holdings Company, Ltd.
1.000%, (0.000% Cash and 1.000% PIK), 06/30/2034		$25,261	$63
4.000%, (0.000% Cash and 4.000% PIK), 06/30/2028		27,269	886
4.500%, (0.000% Cash and 4.500% PIK), 06/30/2029		47,603	1,428
5.000%, (0.000% Cash and 5.000% PIK), 06/30/2030		63,696	1,752
5.500%, (0.000% Cash and 5.500% PIK), 06/30/2031		89,573	2,239
7.000%, (1.000% Cash and 6.000% PIK), 06/30/2027		32,480	2,517
			52,959
France - 0.5%
Altice France SA 6.500%, 04/15/2032 (D)		12,000	11,370
BNP Paribas SA
5.625%, (5.625% to 2-16-33, then 5 Year EURIBOR ICE Swap Rate + 3.052%), 02/16/2033 (G)	EUR	200,000	218,155
7.375%, (7.375% to 9-10-34, then 5 Year CMT + 3.535%), 09/10/2034 (G)		$200,000	200,541
BPCE SA 6.915%, (6.915% to 1-14-45, then Overnight SOFR + 2.610%), 01/14/2046 (D)		250,000	255,648
			685,714
Greece - 0.1%
CrediaBank SA 9.375%, (9.375% to 1-13-31, then 5 Year EURIBOR ICE Swap Rate + 7.277%), 01/31/2031 (G)	EUR	100,000	120,964
Indonesia - 0.1%
Pertamina Persero PT 5.625%, 05/20/2043		$200,000	183,753
Ireland - 0.3%
Adient Global Holdings, Ltd. 7.500%, 02/15/2033 (D)		6,000	6,066
BMS Ireland Capital Funding DAC 4.581%, 11/10/2055	EUR	380,000	427,553
TrueNoord Capital DAC 8.750%, 03/01/2030 (D)		$20,000	20,422
			454,041
Japan - 0.1%
Sumitomo Mitsui Financial Group, Inc. 5.334%, (5.334% to 3-3-36, then 5 Year CMT + 1.300%), 03/03/2041		170,000	164,843
Luxembourg - 0.1%
CPI Property Group SA 7.500%, (7.500% to 6-24-31, then 5 Year EURIBOR ICE Swap Rate + 5.232% to 6-24-36, then 5 Year EURIBOR ICE Swap Rate + 5.482% to 6-24-46, then 5 Year EURIBOR ICE Swap Rate + 6.232%), 03/26/2031 (G)	EUR	100,000	102,132
Malta - 0.0%
VistaJet Malta Finance PLC 9.500%, 06/01/2028 (D)(F)		$7,000	6,839

143

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Mexico - 0.1%
Comision Federal de Electricidad 6.500%, 01/28/2051 (D)		$200,000	$192,750
Netherlands - 0.2%
Heineken NV 4.242%, 11/14/2045	EUR	120,000	132,516
IPD 3 BV 5.500%, 06/15/2031		100,000	108,718
			241,234
Singapore - 0.2%
GLP Pte, Ltd. 4.500%, (4.500% to 5-17-26, then 5 Year CMT + 3.735% to 5-17-31, then 5 Year CMT + 3.985% to 5-17-46, then 5 Year CMT + 4.735%), 05/17/2026 (G)		$200,000	100,076
IBM International Capital Pte, Ltd. 5.300%, 02/05/2054		215,000	191,034
			291,110
Supranational - 0.2%
Asian Development Bank 6.189%, 11/10/2040 (C)	PLN	100,000	11,058
Asian Infrastructure Investment Bank
6.000%, 12/08/2031	INR	1,800,000	17,351
6.900%, 10/23/2034		4,300,000	42,955
6.960%, 01/14/2035		6,400,000	63,495
European Bank for Reconstruction & Development
6.750%, 03/14/2031		6,000,000	60,236
6.875%, 07/30/2031		5,900,000	60,874
Inter-American Development Bank 6.750%, 01/22/2036		3,000,000	29,126
International Bank for Reconstruction & Development 6.500%, 10/01/2037		1,000,000	9,411
International Bank For Reconstruction & Development 6.500%, 10/01/2037		3,000,000	28,233
			322,739
United Arab Emirates - 0.1%
Abu Dhabi Crude Oil Pipeline LLC 4.600%, 11/02/2047		$200,000	173,549
United Kingdom - 0.7%
Barclays PLC 3.811%, (3.811% to 3-10-41, then 1 Year CMT + 1.700%), 03/10/2042		200,000	155,186
Bellis Acquisition Company PLC 8.000%, 07/01/2031	EUR	100,000	109,039
Howden UK Refinance PLC 8.125%, 02/15/2032 (D)		$200,000	187,390
HSBC Holdings PLC 6.750%, (6.750% to 9-24-31, then 5 Year CMT + 2.914%), 03/24/2031 (G)		200,000	197,866
LSEG Finance PLC 3.200%, 04/06/2041 (D)		200,000	149,589
Metro Bank Holdings PLC 12.000%, (12.000% to 4-30-28, then 1 Year United Kingdom GILT Rate + 7.814%), 04/30/2029	GBP	100,000	148,083
			947,153
United States - 14.6%
Acadia Healthcare Company, Inc.
5.000%, 04/15/2029 (D)		$9,000	8,762
7.375%, 03/15/2033 (D)		7,000	7,167
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Acrisure LLC 6.750%, 07/01/2032 (D)		$60,000	$57,817
Air Lease Corp. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.149%), 12/15/2026 (G)		104,000	101,052
Aircastle, Ltd. 5.250%, (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%), 06/15/2026 (D)(G)		66,000	65,653
Alexandria Real Estate Equities, Inc. 5.250%, 03/15/2036		65,000	63,477
Alliant Holdings Intermediate LLC
6.500%, 10/01/2031 (D)		60,000	58,917
7.375%, 10/01/2032 (D)		60,000	59,427
Allied Universal Holdco LLC 7.875%, 02/15/2031 (D)		81,000	83,528
Alphabet, Inc.
4.375%, 11/06/2064	EUR	405,000	441,781
5.300%, 05/15/2065		$125,000	115,704
5.700%, 11/15/2075		105,000	101,763
5.750%, 02/15/2066		395,000	391,185
Amazon.com, Inc.
3.250%, 05/12/2061		290,000	179,887
4.100%, 04/13/2062		165,000	123,065
4.250%, 08/22/2057		155,000	120,934
5.550%, 11/20/2065		160,000	151,175
5.800%, 03/13/2056		50,000	49,960
6.050%, 03/13/2076		315,000	313,154
American Axle & Manufacturing, Inc. 7.750%, 10/15/2033 (D)		125,000	121,687
American Builders & Contractors Supply Company, Inc. 3.875%, 11/15/2029 (D)		70,000	66,353
American Express Company 4.050%, 12/03/2042		80,000	66,769
American International Group, Inc. 5.450%, 05/07/2035		60,000	61,199
American National Group, Inc. 7.000%, (7.000% to 12-1-30, then 5 Year CMT + 3.183%), 12/01/2055		35,000	33,191
AmeriGas Partners LP 9.375%, 06/01/2028 (D)		210,000	215,593
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)		65,000	62,268
Antero Midstream Partners LP 6.625%, 02/01/2032 (D)		25,000	25,551
Apollo Global Management, Inc. 5.800%, 05/21/2054		65,000	60,541
Apple, Inc. 2.550%, 08/20/2060		225,000	119,898
AppLovin Corp. 5.950%, 12/01/2054		175,000	158,959
Ashton Woods USA LLC 6.875%, 08/01/2033 (D)		130,000	125,416
Asurion LLC
8.000%, 12/31/2032 (D)		12,000	12,449
8.375%, 02/01/2034 (D)		7,000	6,796
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (D)		15,000	14,079
Avantor Funding, Inc. 3.875%, 11/01/2029 (D)		130,000	121,965
Avis Budget Car Rental LLC 8.375%, 06/15/2032 (D)		136,000	135,254

144

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (D)		$60,000	$60,304
Baxter International, Inc. 3.132%, 12/01/2051		110,000	62,971
Black Pearl Compute LLC 6.125%, 02/15/2031 (D)		8,000	8,142
Block Communications, Inc. 10.250%, 03/01/2031 (D)		73,000	66,791
Block, Inc.
6.000%, 08/15/2033 (D)		125,000	122,935
6.500%, 05/15/2032		60,000	60,548
Booking Holdings, Inc. 3.875%, 03/21/2045	EUR	120,000	122,613
Brandywine Operating Partnership LP 6.125%, 01/15/2031		$65,000	57,961
Brown & Brown, Inc.
4.950%, 03/17/2052		70,000	58,337
6.250%, 06/23/2055		120,000	119,661
Builders FirstSource, Inc. 6.375%, 03/01/2034 (D)		130,000	128,338
CACI International, Inc. 6.375%, 06/15/2033 (D)		130,000	132,330
Carnival Corp. 6.125%, 02/15/2033 (D)		130,000	131,303
CCO Holdings LLC
4.750%, 02/01/2032 (D)		39,000	35,263
5.375%, 06/01/2029 (D)		2,000	1,973
7.000%, 02/01/2033 (D)		5,000	5,014
Celanese US Holdings LLC 7.000%, 02/15/2031 (F)		15,000	15,402
Champ Acquisition Corp. 8.375%, 12/01/2031 (D)		145,000	151,979
Chubb INA Holdings LLC 4.900%, 08/15/2035		65,000	64,000
Cinemark USA, Inc. 7.000%, 08/01/2032 (D)		11,000	11,302
Cipher Compute LLC 7.125%, 11/15/2030 (D)		12,000	12,432
Citigroup, Inc.
6.625%, (6.625% to 2-15-31, then 5 Year CMT + 3.001%), 02/15/2031 (G)		65,000	65,049
7.625%, (7.625% to 11-15-28, then 5 Year CMT + 3.211%), 11/15/2028 (G)		39,000	40,332
Clarios Global LP 6.750%, 09/15/2032 (D)		10,000	10,080
Clearway Energy Operating LLC 5.750%, 01/15/2034 (D)		14,000	13,758
Cloud Software Group, Inc.
6.625%, 08/15/2033 (D)		125,000	111,134
8.250%, 06/30/2032 (D)		70,000	66,390
9.000%, 09/30/2029 (D)		81,000	78,139
Clydesdale Acquisition Holdings, Inc. 6.750%, 04/15/2032 (D)		65,000	61,499
CMS Energy Corp. 4.750%, (4.750% to 6-1-30, then 5 Year CMT + 4.116%), 06/01/2050		72,000	69,828
Comcast Corp.
2.887%, 11/01/2051		225,000	130,065
2.937%, 11/01/2056		210,000	116,333
2.987%, 11/01/2063		110,000	58,244
5.650%, 06/01/2054		130,000	119,790
Commercial Metals Company 5.750%, 11/15/2033 (D)		7,000	6,926
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Community Health Systems, Inc.
4.750%, 02/15/2031 (D)	$28,000	$25,814
6.875%, 04/15/2029 (D)	12,000	11,540
Conagra Brands, Inc. 5.400%, 11/01/2048	110,000	93,481
Concentra Health Services, Inc. 6.875%, 07/15/2032 (D)	7,000	7,237
Corebridge Financial, Inc. 4.350%, 04/05/2042	30,000	24,655
Cougar JV Subsidiary LLC 8.000%, 05/15/2032 (D)	16,000	16,545
Cox Communications, Inc.
5.800%, 12/15/2053 (D)	70,000	59,224
5.950%, 09/01/2054 (D)	140,000	122,141
CP Atlas Buyer, Inc.
9.750%, 07/15/2030 (D)	133,000	124,724
12.750%, (7.000% Cash and 5.750% PIK), 01/15/2031 (D)	8,533	6,586
Credit Acceptance Corp. 6.625%, 03/15/2030 (D)	130,000	126,965
CRH America Finance, Inc. 5.600%, 02/09/2056	130,000	124,792
CrossCountry Intermediate HoldCo LLC
6.500%, 10/01/2030 (D)	4,000	3,813
6.750%, 12/01/2032 (D)	104,000	97,859
CVS Health Corp. 7.000%, (7.000% to 3-10-30, then 5 Year CMT + 2.886%), 03/10/2055	46,000	47,407
Deluxe Corp. 8.125%, 09/15/2029 (D)	15,000	15,571
Diamondback Energy, Inc. 5.750%, 04/18/2054	58,000	54,853
DIRECTV Financing LLC 10.000%, 02/15/2031 (D)	17,000	17,354
Discovery Global Holdings, Inc.
4.279%, 03/15/2032	5,000	4,425
5.050%, 03/15/2042	9,000	5,929
DISH DBS Corp. 5.750%, 12/01/2028 (D)	4,000	3,869
Dominion Energy, Inc. 4.350%, (4.350% to 4-15-27, then 5 Year CMT + 3.195%), 01/15/2027 (G)	120,000	118,103
EchoStar Corp. 6.750%, 11/30/2030	23,742	23,974
Emera US Finance LLC 6.650%, (6.650% to 10-1-31, then 5 Year CMT + 2.866%), 10/01/2056	130,000	130,008
Energy Transfer LP 8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054	81,000	84,839
Enova International, Inc. 9.125%, 08/01/2029 (D)	65,000	66,500
EQT Corp. 4.750%, 01/15/2031	10,000	9,947
Equitable Holdings, Inc. 6.700%, (6.700% to 3-28-35, then 5 Year CMT + 2.390%), 03/28/2055	125,000	126,149
EUSHI Finance, Inc. 7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054	71,000	73,284
Eversource Energy
3.450%, 01/15/2050	180,000	123,408
6.100%, (6.100% to 8-15-31, then 5 Year CMT + 2.521%), 08/15/2056	205,000	202,466

145

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Eversource Energy (continued)
6.350%, (6.350% to 8-15-36, then 5 Year CMT + 2.325%), 08/15/2056	$205,000	$202,223
EZCORP, Inc. 7.375%, 04/01/2032 (D)	25,000	26,115
Fair Isaac Corp. 6.250%, 09/15/2034 (D)	65,000	63,930
FirstCash, Inc.
4.625%, 09/01/2028 (D)	9,000	8,842
5.625%, 01/01/2030 (D)	6,000	5,967
6.875%, 03/01/2032 (D)	130,000	132,498
Flowers Foods, Inc. 5.750%, 03/15/2035	130,000	124,201
FMC Corp. 8.450%, (8.450% to 11-1-30, then 5 Year CMT + 4.366%), 11/01/2055	90,000	57,947
Focus Financial Partners LLC 6.750%, 09/15/2031 (D)	60,000	59,589
Fortress Intermediate 3, Inc. 7.500%, 06/01/2031 (D)	190,000	188,831
Freedom Mortgage Holdings LLC
6.875%, 05/01/2031 (D)	65,000	60,769
9.125%, 05/15/2031 (D)	24,000	24,396
Gartner, Inc. 5.600%, 11/20/2035	65,000	61,655
General Motors Financial Company, Inc. 5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (G)	80,000	78,462
GLP Capital LP 5.625%, 03/01/2036	77,000	74,890
Go Daddy Operating Company LLC 3.500%, 03/01/2029 (D)	65,000	60,478
Group 1 Automotive, Inc. 6.375%, 01/15/2030 (D)	65,000	65,436
HA Sustainable Infrastructure Capital, Inc.
7.125%, (7.125% to 11-15-31, then 5 Year CMT + 3.478%), 11/15/2056	167,000	166,203
8.000%, (8.000% to 6-1-31, then 5 Year CMT + 4.301%), 06/01/2056	85,000	87,956
HUB International, Ltd.
7.250%, 06/15/2030 (D)	60,000	61,464
7.375%, 01/31/2032 (D)	75,000	76,497
Hudson Pacific Properties LP
3.250%, 01/15/2030 (F)	80,000	64,649
4.650%, 04/01/2029 (F)	70,000	59,702
Humana, Inc.
3.950%, 08/15/2049	140,000	97,785
5.550%, 05/01/2035	180,000	177,985
6.625%, (6.625% to 9-15-31, then 5 Year CMT + 2.891%), 09/15/2056	130,000	124,928
IBM Corp. 4.900%, 07/27/2052	115,000	96,839
Idaho Power Company 4.850%, 03/01/2036	130,000	127,243
Industrial F&B Investments III, Inc. 7.750%, 02/11/2033 (D)	11,000	11,114
Insight Enterprises, Inc. 6.625%, 05/15/2032 (D)	125,000	120,644
Intercontinental Exchange, Inc. 3.625%, 09/01/2028	27,000	26,572
Intuit, Inc. 5.500%, 09/15/2053	65,000	59,786
IQVIA, Inc. 6.250%, 06/01/2032 (D)	125,000	127,031
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Jane Street Group 6.750%, 05/01/2033 (D)	$18,000	$18,262
JetBlue Airways Corp. 9.875%, 09/20/2031 (D)	4,000	3,780
JH North America Holdings, Inc. 6.125%, 07/31/2032 (D)	65,000	64,741
JPMorgan Chase & Co.
3.109%, (3.109% to 4-22-40, then 3 month CME Term SOFR + 2.460%), 04/22/2041	170,000	129,639
3.109%, (3.109% to 4-22-50, then Overnight SOFR + 2.440%), 04/22/2051	95,000	62,019
Kaiser Aluminum Corp. 5.875%, 03/01/2034 (D)	17,000	16,692
Kilroy Realty LP
5.875%, 10/15/2035	120,000	115,690
6.250%, 01/15/2036	60,000	59,444
Kraft Heinz Foods Company
4.375%, 06/01/2046	75,000	58,638
5.000%, 06/04/2042	70,000	61,555
5.200%, 07/15/2045	70,000	61,096
Lamar Media Corp. 4.000%, 02/15/2030	11,000	10,497
LBM Acquisition LLC 9.500%, 06/15/2031 (D)	120,000	104,454
LCM Investments Holdings II LLC 8.250%, 08/01/2031 (D)	130,000	135,037
Level 3 Financing, Inc.
6.875%, 06/30/2033 (D)	15,000	15,275
8.500%, 01/15/2036 (D)	14,000	14,608
LFS Topco LLC 8.750%, 07/15/2030 (D)	6,000	5,733
Light & Wonder International, Inc. 6.250%, 10/01/2033 (D)	130,000	127,360
Lincoln National Corp. 9.250%, (9.250% to 3-1-28, then 5 Year CMT + 5.318%), 12/01/2027 (F)(G)	65,000	67,828
Lithia Motors, Inc. 4.375%, 01/15/2031 (D)	140,000	131,575
Macy's Retail Holdings LLC 5.125%, 01/15/2042	9,000	6,695
Mastercard, Inc.
3.650%, 06/01/2049	85,000	62,558
3.850%, 03/26/2050	205,000	155,935
Matador Resources Company 6.500%, 04/15/2032 (D)	80,000	80,871
McAfee Corp. 7.375%, 02/15/2030 (D)	13,000	10,740
Medline Borrower LP 5.250%, 10/01/2029 (D)	25,000	24,780
Microsoft Corp.
2.500%, 09/15/2050	210,000	124,762
2.525%, 06/01/2050	210,000	125,917
2.675%, 06/01/2060	340,000	189,900
3.041%, 03/17/2062	100,000	60,758
3.950%, 08/08/2056	80,000	61,156
4.000%, 02/12/2055	75,000	58,507
Miter Brands Acquisition Holdco, Inc. 6.750%, 04/01/2032 (D)	60,000	57,465
Morgan Stanley
4.300%, 01/27/2045	80,000	66,151

146

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Morgan Stanley (continued)
5.900%, (5.900% to 3-13-46, then Overnight SOFR + 1.782%), 03/13/2047		$130,000	$129,397
Navient Corp. 7.875%, 06/15/2032		120,000	106,986
NCL Corp., Ltd.
6.250%, 09/15/2033 (D)		65,000	63,072
6.750%, 02/01/2032 (D)		65,000	64,507
Neptune Bidco US, Inc. 9.500%, 02/15/2033 (D)		65,000	63,066
Niagara Mohawk Power Corp. 5.996%, 07/03/2055 (D)		65,000	63,831
Olin Corp. 6.625%, 04/01/2033 (D)		65,000	63,585
Olympus Water US Holding Corp. 7.250%, 02/15/2033 (D)		200,000	190,820
OneMain Finance Corp. 6.750%, 09/15/2033		130,000	124,651
Open Text Holdings, Inc.
4.125%, 02/15/2030 (D)		156,000	139,390
4.125%, 12/01/2031 (D)		80,000	68,271
Oracle Corp.
3.600%, 04/01/2050		160,000	96,597
3.850%, 04/01/2060		100,000	58,847
6.850%, 02/04/2066		65,000	59,756
Owens-Brockway Glass Container, Inc.
7.250%, 05/15/2031 (D)(F)		65,000	62,244
7.375%, 06/01/2032 (D)(F)		65,000	61,521
PacifiCorp 5.800%, 04/15/2036		15,000	15,120
Panther Escrow Issuer LLC 7.125%, 06/01/2031 (D)		120,000	120,403
Paramount Global
4.375%, 03/15/2043		51,000	30,843
6.375%, (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%), 03/30/2062		80,000	58,400
PayPal Holdings, Inc. 5.050%, 06/01/2052		140,000	119,702
Penn Entertainment, Inc. 4.125%, 07/01/2029 (D)		15,000	14,028
PennyMac Financial Services, Inc.
6.750%, 02/15/2034 (D)		120,000	112,301
6.875%, 02/15/2033 (D)		5,000	4,776
PepsiCo, Inc. 4.050%, 07/28/2055	EUR	100,000	108,042
Permian Resources Operating LLC 7.000%, 01/15/2032 (D)		$7,000	7,248
Petco Health & Wellness Company, Inc. 8.250%, 02/01/2031 (D)		17,000	16,977
Planet Financial Group LLC 10.500%, 12/15/2029 (D)		60,000	57,551
Post Holdings, Inc.
6.250%, 10/15/2034 (D)		89,000	87,149
6.375%, 03/01/2033 (D)		65,000	64,034
PPL Electric Utilities Corp. 3.000%, 10/01/2049		95,000	61,194
Prudential Financial, Inc.
3.700%, (3.700% to 10-1-30, then 5 Year CMT + 3.035%), 10/01/2050		65,000	59,048
5.125%, (5.125% to 2-28-32, then 5 Year CMT + 3.162%), 03/01/2052		47,000	44,894
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Puget Energy, Inc.
7.000%, (7.000% to 9-15-31, then 5 Year CMT + 2.961%), 09/15/2056 (D)		$210,000	$208,400
7.250%, (7.250% to 9-15-36, then 5 Year CMT + 2.848%), 09/15/2056 (D)		105,000	104,557
Qualcomm, Inc. 4.500%, 05/20/2052		75,000	61,443
Quikrete Holdings, Inc. 6.375%, 03/01/2032 (D)		75,000	76,050
Range Resources Corp. 4.750%, 02/15/2030 (D)		4,000	3,900
Raven Acquisition Holdings LLC 6.875%, 11/15/2031 (D)		65,000	62,664
Reinsurance Group of America, Inc. 6.375%, (6.375% to 9-15-36, then 5 Year CMT + 2.344%), 09/15/2056		80,000	77,328
Rocket Mortgage LLC 4.000%, 10/15/2033 (D)		70,000	62,746
Rocket Software, Inc.
6.500%, 02/15/2029 (D)(F)		275,000	247,498
9.000%, 11/28/2028 (D)		8,000	7,988
Rockies Express Pipeline LLC 6.750%, 03/15/2033 (D)		20,000	20,588
Royal Caribbean Cruises, Ltd. 6.000%, 02/01/2033 (D)		85,000	85,849
Ryan Specialty LLC 5.875%, 08/01/2032 (D)		125,000	123,546
Salesforce, Inc.
2.700%, 07/15/2041		170,000	115,777
2.900%, 07/15/2051		195,000	114,217
3.050%, 07/15/2061		105,000	58,438
6.550%, 03/15/2056		207,000	207,718
6.700%, 03/15/2066		145,000	147,380
Scripps Escrow II, Inc.
3.875%, 01/15/2029 (D)		15,000	13,874
5.375%, 01/15/2031 (D)		2,000	1,466
Sempra 6.375%, (6.375% to 4-1-31, then 5 Year CMT + 2.632%), 04/01/2056		61,000	61,275
Shift4 Payments, Inc.
5.500%, 05/15/2033	EUR	100,000	108,994
6.750%, 08/15/2032 (D)		$70,000	68,834
SM Energy Company 6.750%, 08/01/2029 (D)		15,000	15,227
Specialty Building Products Holdings LLC 7.750%, 10/15/2029 (D)		7,000	6,077
SS&C Technologies, Inc. 6.500%, 06/01/2032 (D)		125,000	125,004
Standard Building Solutions, Inc.
6.250%, 08/01/2033 (D)		65,000	64,269
6.500%, 08/15/2032 (D)		65,000	65,034
Staples, Inc. 10.750%, 09/01/2029 (D)		8,000	7,399
Star Parent, Inc. 9.000%, 10/01/2030 (D)		15,000	15,540
Stonebriar ABF Issuer LLC 8.125%, 12/15/2030 (D)		24,000	24,807
Sunoco LP
4.625%, 05/01/2030 (D)		5,000	4,812
6.250%, 07/01/2033 (D)		65,000	65,325
7.000%, 05/01/2029 (D)		10,000	10,258

147

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Talos Production, Inc. 9.375%, 02/01/2031 (D)	$12,000	$12,717
Tenet Healthcare Corp.
6.000%, 11/15/2033 (D)(F)	22,000	22,261
6.750%, 05/15/2031	15,000	15,332
The EW Scripps Company 9.875%, 08/15/2030 (D)	105,000	101,931
The Goldman Sachs Group, Inc.
3.210%, (3.210% to 4-22-41, then Overnight SOFR + 1.513%), 04/22/2042	260,000	192,785
3.650%, (3.650% to 8-10-26, then 5 Year CMT + 2.915%), 12/31/2099 (G)	59,000	58,473
5.561%, (5.561% to 11-19-44, then Overnight SOFR + 1.580%), 11/19/2045	65,000	62,532
5.734%, (5.734% to 1-28-55, then Overnight SOFR + 1.696%), 01/28/2056	65,000	63,461
The Goodyear Tire & Rubber Company
5.250%, 04/30/2031	70,000	63,146
5.625%, 04/30/2033	70,000	61,378
The Progressive Corp. 3.950%, 03/26/2050	80,000	60,835
The Williams Companies, Inc. 5.950%, 03/15/2056	100,000	98,419
Tronox, Inc.
4.625%, 03/15/2029 (D)	7,000	5,605
9.125%, 09/30/2030 (D)	10,000	9,987
UKG, Inc. 6.875%, 02/01/2031 (D)	130,000	127,051
United Rentals North America, Inc. 6.125%, 03/15/2034 (D)	130,000	131,636
UnitedHealth Group, Inc.
3.750%, 10/15/2047	80,000	59,167
4.250%, 04/15/2047	75,000	60,059
Unum Group 6.000%, 06/15/2054	65,000	61,341
USA Compression Partners LP 6.250%, 10/01/2033 (D)	15,000	14,953
UWM Holdings LLC 6.250%, 03/15/2031 (D)	130,000	118,389
Velocity Vehicle Group LLC 8.000%, 06/01/2029 (D)	65,000	60,720
Venture Global LNG, Inc. 8.375%, 06/01/2031 (D)	17,000	17,680
Venture Global Plaquemines LNG LLC
6.125%, 12/15/2030 (D)	5,000	5,142
6.500%, 06/15/2034 (D)	10,000	10,410
Veritiv Operating Company 10.500%, 11/30/2030 (D)	120,000	124,710
Versant Media Group, Inc. 7.250%, 01/30/2031 (D)	7,000	7,164
VoltaGrid LLC 7.375%, 11/01/2030 (D)	7,000	7,230
Wells Fargo & Company
3.068%, (3.068% to 4-30-40, then Overnight SOFR + 2.530%), 04/30/2041	165,000	123,874
4.611%, (4.611% to 4-25-52, then Overnight SOFR + 2.130%), 04/25/2053	75,000	62,184
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Wells Fargo & Company (continued)
5.013%, (5.013% to 4-4-50, then 3 month CME Term SOFR + 4.502%), 04/04/2051		$140,000	$123,339
Willis North America, Inc. 5.900%, 03/05/2054		120,000	116,479
Windsor Holdings III LLC 8.500%, 06/15/2030 (D)		135,000	139,843
Wisconsin Electric Power Company 5.650%, 03/15/2056		65,000	63,697
WULF Compute LLC 7.750%, 10/15/2030 (D)		11,000	11,623
Wynn Resorts Finance LLC 6.250%, 03/15/2033 (D)		130,000	128,648
			20,612,483
TOTAL CORPORATE BONDS (Cost $27,461,925)			$26,531,564
CONVERTIBLE BONDS - 9.9%
Australia - 0.0%
IREN, Ltd.
1.000%, 06/01/2033 (D)		6,000	5,271
6.131%, 07/01/2031 (C)(D)		8,000	5,826
			11,097
Bermuda - 0.0%
Golar LNG, Ltd. 2.750%, 12/15/2030 (D)		10,000	11,885
Canada - 0.1%
Advantage Energy, Ltd. 5.000%, 06/30/2029 (D)	CAD	90,000	69,873
IMAX Corp. 0.750%, 11/15/2030 (D)		$7,000	7,798
			77,671
Cayman Islands - 0.0%
Seagate HDD Cayman 3.500%, 06/01/2028		7,000	33,230
China - 0.3%
Alibaba Group Holding, Ltd. 0.500%, 06/01/2031		32,000	44,384
Baidu, Inc. 1.547%, 03/12/2032 (C)		200,000	182,300
Country Garden Holdings Company, Ltd. 49.101%, 12/31/2034 (C)		16,284	469
JD.com, Inc. 0.250%, 06/01/2029		182,000	180,999
Li Auto, Inc. 0.250%, 05/01/2028		5,000	4,983
			413,135
Denmark - 0.0%
Ascendis Pharma A/S 2.250%, 04/01/2028		7,000	10,269
France - 0.0%
Accor SA 0.700%, 12/07/2027	EUR	40,000	24,210
India - 0.2%
MakeMyTrip, Ltd. 4.067%, 07/01/2030 (C)(D)		$310,000	261,020
Israel - 0.2%
Wix.com, Ltd. 4.273%, 09/15/2030 (C)(D)		282,000	233,355
Japan - 0.1%
Nxera Pharma Company, Ltd. 0.250%, 12/14/2028	JPY	30,000,000	149,334

148

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Luxembourg - 0.0%
Arrival SA 3.500%, 12/01/2026 (D)(H)		$515,000	$52
Macau - 0.2%
Wynn Macau, Ltd. 4.500%, 03/07/2029 (D)		210,000	209,055
Netherlands - 0.0%
Nebius Group NV
1.250%, 03/15/2031 (D)		45,000	43,232
2.625%, 03/15/2033 (D)		26,000	24,235
			67,467
Singapore - 0.0%
Trip.com Group, Ltd. 0.750%, 06/15/2029		15,000	15,521
Spain - 0.1%
Cellnex Telecom SA 0.750%, 11/20/2031	EUR	100,000	102,809
United Kingdom - 0.2%
Immunocore Holdings PLC 2.500%, 02/01/2030		$305,000	273,547
United States - 8.5%
3D Systems Corp. 14.691%, 11/15/2026 (C)		8,000	7,332
Advanced Energy Industries, Inc. 2.500%, 09/15/2028		4,000	9,615
AeroVironment, Inc. 0.501%, 07/15/2030 (C)		6,000	5,871
Affirm Holdings, Inc. 0.750%, 12/15/2029		7,000	6,551
Akamai Technologies, Inc. 1.125%, 02/15/2029		10,000	11,428
Alliant Energy Corp. 3.250%, 05/30/2028 (D)		835,000	884,660
Alnylam Pharmaceuticals, Inc. 3.115%, 09/15/2028 (C)(D)		329,000	304,740
American Water Capital Corp. 3.625%, 06/15/2026		265,000	264,417
AST SpaceMobile, Inc.
2.000%, 01/15/2036 (D)		12,000	12,660
4.250%, 03/01/2032 (D)		2,000	6,575
Beyond Meat, Inc. 9.500%, (0.000% Cash and 9.500% PIK), 10/15/2030		22,891	14,576
Bloom Energy Corp. 3.000%, 06/01/2029		1,000	6,548
Bloom Energy Corp., Zero Coupon 0.000%, 11/15/2030 (D)		24,000	25,555
Boston Properties LP 2.000%, 10/01/2030 (D)		63,000	57,173
Bridgebio Pharma, Inc. 1.750%, 03/01/2031		10,000	16,945
BridgeBio Pharma, Inc. 0.750%, 02/01/2033 (D)		9,000	8,916
BWX Technologies, Inc., Zero Coupon 0.000%, 11/01/2030 (D)		17,000	17,612
Cable One, Inc. 1.125%, 03/15/2028		11,000	8,272
CenterPoint Energy, Inc.
2.875%, 05/15/2029 (D)		419,000	419,461
3.000%, 08/01/2028 (D)		725,000	765,708
Cloudflare, Inc., Zero Coupon 0.000%, 06/15/2030 (D)		28,000	31,745
Coinbase Global, Inc. 0.250%, 04/01/2030		12,000	11,118
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
CommVault Systems, Inc. 4.810%, 09/15/2030 (C)(D)	$90,000	$72,765
Compass, Inc. 0.250%, 04/15/2031 (D)	11,000	9,207
Core Scientific, Inc., Zero Coupon 0.000%, 06/15/2031 (D)	6,000	6,555
Cracker Barrel Old Country Store, Inc. 1.750%, 09/15/2030 (D)(F)	240,000	185,587
Cytokinetics, Inc. 1.750%, 10/01/2031 (D)	6,000	7,646
Datadog, Inc. 0.919%, 12/01/2029 (C)	120,000	115,980
Digital Realty Trust LP 1.875%, 11/15/2029 (D)	25,000	26,466
DoorDash, Inc. 2.253%, 05/15/2030 (C)(D)	10,000	9,110
DraftKings Holdings, Inc. 5.448%, 03/15/2028 (C)	10,000	9,000
Dropbox, Inc. 2.780%, 03/01/2028 (C)	14,000	13,272
Duke Energy Corp. 3.000%, 03/15/2029 (D)	140,000	140,770
EchoStar Corp. 3.875%, 11/30/2030	2,000	7,144
Energy Fuels, Inc. 0.750%, 11/01/2031 (D)	7,000	8,180
Enphase Energy, Inc. 6.167%, 03/01/2028 (C)	35,000	31,150
Etsy, Inc.
0.125%, 09/01/2027	285,000	265,193
1.000%, 06/15/2030 (D)	21,000	20,265
Euronet Worldwide, Inc. 0.625%, 10/01/2030 (D)	23,000	20,010
Evergy, Inc. 4.500%, 12/15/2027	5,000	6,745
Exelon Corp. 3.250%, 03/15/2029 (D)	1,220,000	1,260,965
FirstEnergy Corp.
3.625%, 01/15/2029 (D)	350,000	396,550
3.875%, 01/15/2031 (D)	350,000	403,550
Fluor Corp. 1.125%, 08/15/2029	27,000	33,251
GameStop Corp., Zero Coupon 0.000%, 04/01/2030 (D)	12,000	12,348
Global Payments, Inc. 1.500%, 03/01/2031	395,000	348,015
Granite Construction, Inc. 3.250%, 06/15/2030	12,000	19,740
Guardant Health, Inc. 1.250%, 02/15/2031	8,000	13,423
Guidewire Software, Inc. 1.250%, 11/01/2029	20,000	19,913
Haemonetics Corp. 2.500%, 06/01/2029	12,000	11,422
HAT Holdings I LLC 3.750%, 08/15/2028 (D)	12,000	17,046
Integer Holdings Corp. 1.875%, 03/15/2030	22,000	20,977
Ionis Pharmaceuticals, Inc. 1.750%, 06/15/2028	28,000	42,175
Itron, Inc. 1.375%, 07/15/2030	13,000	13,065
JBT Marel Corp. 0.375%, 09/15/2030 (D)	18,000	17,442

149

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Lantheus Holdings, Inc. 2.625%, 12/15/2027	$9,000	$10,791
Liberty Energy, Inc., Zero Coupon 0.000%, 03/01/2032 (D)	22,000	22,329
Live Nation Entertainment, Inc. 2.875%, 01/15/2030	25,000	26,938
Lumentum Holdings, Inc. 0.375%, 03/15/2032 (D)	21,000	80,840
MARA Holdings, Inc. 5.598%, 08/01/2032 (C)(D)	10,000	7,045
Merit Medical Systems, Inc. 3.000%, 02/01/2029 (D)	14,000	14,966
Meritage Homes Corp. 1.750%, 05/15/2028	101,000	97,263
Microchip Technology, Inc.
0.632%, 02/15/2030 (C)(D)	2,000	1,951
0.750%, 06/01/2030	27,000	26,681
MKS, Inc. 1.250%, 06/01/2030	9,000	14,868
NCL Corp., Ltd.
0.750%, 09/15/2030 (D)	57,000	52,881
0.875%, 04/15/2030 (D)	10,000	10,378
NextEra Energy Capital Holdings, Inc. 3.000%, 03/01/2027	16,000	22,200
Northern Oil & Gas, Inc. 3.625%, 04/15/2029	15,000	16,449
Nutanix, Inc. 0.500%, 12/15/2029	125,000	112,688
ON Semiconductor Corp. 0.500%, 03/01/2029	27,000	26,393
Ormat Technologies, Inc. 1.500%, 03/15/2031 (D)	11,000	11,409
OSI Systems, Inc. 0.500%, 02/01/2031 (D)	12,000	12,246
Parsons Corp. 2.625%, 03/01/2029	29,000	28,536
PG&E Corp. 4.250%, 12/01/2027	535,000	553,980
PPL Capital Funding, Inc. 3.000%, 12/01/2030 (D)	1,238,000	1,292,472
Realty Income Corp. 3.500%, 01/15/2029 (D)	383,000	390,852
Redfin Corp. 0.500%, 04/01/2027	10,000	9,540
Repligen Corp. 1.000%, 12/15/2028	8,000	7,776
Rexford Industrial Realty LP 4.125%, 03/15/2029 (D)	482,000	472,601
Rivian Automotive, Inc. 3.625%, 10/15/2030	25,000	23,943
Semtech Corp. 1.625%, 11/01/2027	3,000	6,321
Semtech Corp., Zero Coupon 0.000%, 10/15/2030 (D)(F)	8,000	8,928
Shift4 Payments, Inc. 0.500%, 08/01/2027	8,000	7,500
Snap, Inc. 0.125%, 03/01/2028	470,000	427,794
Snowflake, Inc., Zero Coupon 0.000%, 10/01/2029	13,000	15,907
Solaris Energy Infrastructure, Inc. 0.250%, 10/01/2031	15,000	18,731
Stem, Inc. 0.500%, 12/01/2028 (D)	15,000	6,142
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Strategy, Inc. 3.482%, 03/01/2030 (C)	$13,000	$11,346
Super Micro Computer, Inc. 7.567%, 06/15/2030 (C)(D)	17,000	12,451
Tempus AI, Inc. 0.750%, 07/15/2030 (D)	4,000	3,808
Terawulf, Inc. 2.750%, 02/01/2030 (D)	2,000	3,882
Terawulf, Inc., Zero Coupon 0.000%, 05/01/2032 (D)	23,000	23,757
The Southern Company
3.250%, 06/15/2028 (D)	1,090,000	1,108,965
4.500%, 06/15/2027	30,000	33,324
Uber Technologies, Inc. 0.875%, 12/01/2028	18,000	21,645
Unity Software, Inc. 0.110%, 03/15/2030 (C)	25,000	24,890
Upstart Holdings, Inc. 1.000%, 11/15/2030	7,000	4,952
Ventas Realty LP 3.750%, 06/01/2026	10,000	14,869
WEC Energy Group, Inc.
3.375%, 06/01/2028 (D)	130,000	134,875
4.375%, 06/01/2029	38,000	47,006
Welltower OP LLC 2.750%, 05/15/2028 (D)	19,000	39,406
Western Digital Corp. 3.000%, 11/15/2028	4,000	28,633
Zoetis, Inc. 0.250%, 06/15/2029 (D)	21,000	20,843
Zscaler, Inc. 4.219%, 07/15/2028 (C)(D)	220,000	199,847
		12,056,243
TOTAL CONVERTIBLE BONDS (Cost $14,363,603)		$13,949,900
TERM LOANS (I) - 3.4%
United States - 3.4%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%) 5.918%, 12/21/2028	57,458	57,298
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%) 6.668%, 11/06/2030	98,503	95,277
Asurion LLC, 2025 Term Loan B13 (1 month CME Term SOFR + 4.250%) 7.918%, 09/19/2030	107,318	105,954
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%) 6.418%, 02/15/2029	99,748	97,753
Berlin Packaging LLC, 2025 Term Loan B7 (3 month CME Term SOFR + 3.250%) 6.912%, 06/07/2031	163,686	157,366
Blackfin Pipeline LLC, Term Loan B (1 month CME Term SOFR + 3.000%) 6.668%, 09/29/2032	99,750	100,155
Caesars Entertainment, Inc., Term Loan B (1 month CME Term SOFR + 2.250%) 5.918%, 02/06/2030	85,050	82,499
Chobani LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 5.918%, 10/28/2032	199,500	199,416
Cinemark USA, Inc., 2025 Term Loan B (1 and 3 month CME Term SOFR + 2.250%) 5.927%, 05/24/2030	121,290	121,528

150

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (I) (continued)
United States (continued)
Corpay Technologies Operating Company LLC, 2025 Term Loan B (1 month CME Term SOFR + 1.750%) 5.418%, 11/05/2032	$124,688	$124,428
CRC Insurance Group LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%) 6.450%, 05/06/2031	45,968	45,264
Dayforce Bidco LLC, 2026 Term Loan (3 month CME Term SOFR + 3.000%) 6.663%, 02/04/2033	150,000	141,708
Flynn Restaurant Group LP, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.750%) 7.418%, 01/28/2032	99,000	97,108
Fortress Intermediate 3, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%) 6.669%, 06/27/2031	145,027	143,758
Hobbs & Associates LLC, Term Loan B (1 month CME Term SOFR + 2.750%) 6.418%, 07/23/2031	209,227	207,441
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 5.920%, 06/20/2030	87,327	87,076
IRB Holding Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.500%) 6.176%, 12/16/2030	94,545	94,259
LBM Acquisition LLC, 2024 Incremental Term Loan B (1 month CME Term SOFR + 3.750%) 7.525%, 06/06/2031	98,282	78,368
LSF12 Crown US Commercial Bidco LLC, 2026 Term Loan B (1 month CME Term SOFR + 3.000%) 6.668%, 12/02/2031	96,910	96,910
LSF12 Phoenix Holdco LLC, 2026 Term Loan B 03/25/2033 TBD (J)	100,000	98,750
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%) 6.668%, 03/01/2029	254,105	226,153
Medline Borrower LP, 2025 Term Loan B (1 month CME Term SOFR + 1.750%) 5.418%, 10/23/2028	16,636	16,657
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%) 7.918%, 05/03/2028	57,176	49,008
MH Sub I LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 4.250%) 7.918%, 12/31/2031	38,702	25,624
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 5.926%, 10/05/2028	94,873	94,899
Owens-Illinois Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%) 6.668%, 09/30/2032	214,463	211,960
Peer USA LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 2.250%) 5.950%, 09/29/2032	225,000	222,750
Proampac PG Borrower LLC, 2026 USD Term Loan B (1 month CME Term SOFR + 4.000%) 7.782%, 03/07/2033	100,000	96,325
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 5.918%, 02/10/2032	99,000	98,753
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (I) (continued)
United States (continued)
QXO Building Products, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.000%) 5.668%, 04/30/2032	$200,000	$199,386
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%) 6.168%, 07/31/2031	189,656	185,965
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%) 7.518%, 10/16/2028	99,740	84,447
Sunrise Financing Partnership, Term Loan AAA (6 month CME Term SOFR + 2.470%) 6.099%, 02/15/2032	140,000	138,907
SupplyOne, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%) 7.168%, 04/21/2031	139,296	139,558
TKO Worldwide Holdings LLC, 2025 Term Loan (3 month CME Term SOFR + 2.000%) 5.664%, 11/21/2031	99,749	99,621
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%) 6.168%, 02/28/2031	162,195	162,177
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 5.950%, 11/21/2029	194,817	194,210
Varsity Brands, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 2.750%) 6.450%, 08/26/2031	99,500	98,972
Versant Media Group, Inc., Term Loan B (3 month CME Term SOFR + 3.500%) 7.200%, 01/30/2031	100,000	99,813
Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%) 6.418%, 08/01/2030	112,149	110,326
		4,787,827
TOTAL TERM LOANS (Cost $4,875,859)		$4,787,827
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
Commercial and residential - 3.0%
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (D)(K)	180,000	170,524
BAHA Trust, Series 2024-MAR, Class C, 7.015%, 12/10/2041 (D)(K)	100,000	102,860
BANK
Series 2018-BN15, Class B, 4.655%, 11/15/2061 (K)	50,000	47,137
Series 2021-BN37, Class XA IO, 0.583%, 11/15/2064	980,383	19,922
Series 2022-BNK42, Class AS, 4.723%, 06/15/2055 (K)	60,000	57,812
BANK5, Series 2023-5YR4, Class C, 7.605%, 12/15/2056 (K)	60,000	62,504
BBCMS Mortgage Trust
Series 2023-5C23, Class C, 7.415%, 12/15/2056 (K)	75,000	76,849
Series 2024-5C25, Class C, 6.643%, 03/15/2057 (K)	20,000	20,390
Series 2024-5C27, Class C, 6.700%, 07/15/2057 (K)	20,000	20,449
Series 2024-C26, Class C, 6.000%, 05/15/2057 (K)	90,000	89,986

151

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust (continued)
Series 2025-C32, Class C, 6.125%, 02/15/2062	$55,000	$54,398
Benchmark Mortgage Trust
Series 2018-B1, Class AM, 3.878%, 01/15/2051 (K)	85,000	82,393
Series 2018-B5, Class C, 4.595%, 07/15/2051 (K)	90,000	77,121
Series 2020-B16, Class AM, 2.944%, 02/15/2053 (K)	60,000	54,602
Series 2024-V6, Class C, 6.669%, 03/15/2057	20,000	20,377
Series 2026-V20, Class B, 5.687%, 02/15/2059 (K)	30,000	30,414
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class B (1 month CME Term SOFR + 1.842%), 5.515%, 11/15/2041 (D)(E)	55,000	55,017
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B (1 month CME Term SOFR + 1.900%), 5.573%, 12/15/2042 (D)(E)	100,000	99,938
BPR Trust, Series 2024-PMDW, Class C, 5.850%, 11/05/2041 (D)(K)	10,000	10,092
BX Trust
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%), 6.213%, 04/15/2041 (D)(E)	95,640	95,820
Series 2025-ARIA, Class C, 5.517%, 12/13/2042 (D)(K)	150,000	149,442
Series 2025-DELC, Class C (1 month CME Term SOFR + 2.200%), 5.873%, 12/15/2042 (D)(E)	100,000	99,750
Series 2026-CART, Class C (1 month CME Term SOFR + 1.550%), 5.223%, 02/15/2036 (D)(E)	100,000	99,148
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class B, 3.804%, 11/10/2049	60,000	57,002
COLT Mortgage Loan Trust, Series 2024-7, Class A3 (5.994% to 11-1-28, then 6.994% thereafter), 5.994%, 12/26/2069 (D)	74,246	74,551
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B, 3.680%, 02/10/2047 (K)	15,669	15,129
Series 2014-CR15, Class C, 3.730%, 02/10/2047 (K)	35,000	33,197
CRB Commercial Mortgage Trust, Series 2025-CRE1, Class A, 3.867%, 09/15/2058 (D)(K)	72,886	72,247
CSMC Trust, Series 2021-NQM6, Class A2, 1.379%, 07/25/2066 (D)(K)	48,990	42,350
Extended Stay America Trust
Series 2026-ESH2, Class B (1 month CME Term SOFR + 1.400%), 5.073%, 02/15/2043 (D)(E)	49,534	49,580
Series 2026-ESH2, Class E (1 month CME Term SOFR + 2.900%), 6.573%, 02/15/2043 (D)(E)	64,394	64,535
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GCAT Trust, Series 2022-NQM2, Class A1, 4.210%, 02/25/2067 (D)(K)	$63,486	$63,277
GS Mortgage Securities Trust, Series 2024-70P, Class A, 4.956%, 03/10/2041 (D)(K)	100,000	100,732
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.460%, 08/15/2049	95,000	88,462
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class B, 4.514%, 09/15/2047 (K)	40,000	39,000
LBTY Commercial Mortgage Trust, Series 2026-225L, Class C, 5.079%, 02/10/2043 (D)(K)	100,000	98,298
MFA Trust, Series 2026-NQMR1, Class A1, 5.502%, 11/25/2067 (D)(K)	125,000	124,914
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007%, 11/05/2038 (D)(K)	100,000	99,910
Pretium Mortgage Credit Partners LLC
Series 2025-NPL12, Class A2 (6.900% to 10-25-29, then 10.900% thereafter), 6.900%, 11/25/2055 (D)	100,000	99,333
Series 2025-NPL14, Class A1 (5.265% to 12-25-28, then 8.265% to 12-25-29, then 9.625% thereafter), 5.265%, 12/25/2055 (D)	121,049	120,170
Series 2025-RPL1, Class A1 (4.000% to 1-1-29, then 5.000% thereafter), 4.000%, 07/25/2069 (D)	89,593	87,086
Series 2026-NPL2, Class A1 (5.151% to 1-25-29, then 8.151% to 1-25-30, then 9.151% thereafter), 5.151%, 02/25/2056 (D)	97,716	96,947
Progress Residential Trust
Series 2021-SFR9, Class F, 4.053%, 11/17/2040 (D)	100,000	96,982
Series 2022-SFR1, Class E1, 3.930%, 02/17/2041 (D)	150,000	144,600
Series 2022-SFR4, Class C, 4.888%, 05/17/2041 (D)	100,000	98,813
Series 2022-SFR7, Class D, 5.500%, 10/27/2039 (D)	100,000	99,457
Series 2024-SFR3, Class E1, 4.000%, 06/17/2041 (D)	100,000	95,630
Series 2026-SFR1, Class C, 4.000%, 02/17/2043 (D)	100,000	94,518
PRPM LLC
Series 2025-2, Class A1 (6.469% to 5-1-28, then 9.469% to 5-1-29, then 10.469% thereafter), 6.469%, 05/25/2030 (D)	85,966	85,763
Series 2025-6, Class A1 (5.774% to 8-1-28, then 8.774% to 8-1-29, then 9.774% thereafter), 5.774%, 08/25/2028 (D)	89,775	89,582
ROCK Trust, Series 2024-CNTR, Class C, 6.471%, 11/13/2041 (D)	100,000	103,046

152

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
TRTX Issuer, Ltd., Series 2025-FL6, Class B (1 month CME Term SOFR + 2.046%), 5.726%, 09/18/2042 (D)(E)	$100,000	$99,696
Verus Securitization Trust
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(K)	48,916	42,092
Series 2025-1, Class A3 (5.976% to 1-1-29, then 6.976% thereafter), 5.976%, 01/25/2070 (D)	77,733	78,079
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class A (1 month CME Term SOFR + 1.742%), 5.415%, 06/15/2042 (D)(E)	100,000	99,938
WSTN Trust, Series 2023-MAUI, Class B, 7.018%, 07/05/2037 (D)(K)	30,000	30,257
		4,282,118
U.S. Government Agency - 2.7%
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%), 5.162%, 10/25/2041 (D)(E)	140,974	141,106
Series 2021-DNA7, Class B2 (30 day Average SOFR + 7.800%), 11.462%, 11/25/2041 (D)(E)	15,000	15,506
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%), 5.762%, 09/25/2041 (D)(E)	190,000	190,647
Series 2022-DNA1, Class B2 (30 day Average SOFR + 7.100%), 10.762%, 01/25/2042 (D)(E)	15,000	15,559
Series 2022-DNA5, Class M2 (30 day Average SOFR + 6.750%), 10.412%, 06/25/2042 (D)(E)	75,000	79,514
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%), 8.912%, 03/25/2042 (D)(E)	470,000	486,304
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%), 9.161%, 03/25/2043 (D)(E)	35,000	37,841
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%), 11.262%, 04/25/2043 (D)(E)	20,000	22,221
Series 2024-DNA1, Class M2 (30 day Average SOFR + 1.950%), 5.612%, 02/25/2044 (D)(E)	100,000	100,839
Series 2024-DNA3, Class M2 (30 day Average SOFR + 1.450%), 5.112%, 10/25/2044 (D)(E)	36,219	36,196
Series 2024-MN9, Class M1 (30 day Average SOFR + 2.450%), 6.111%, 10/25/2044 (D)(E)	23,757	23,953
Series 2025-DNA1, Class M2 (30 day Average SOFR + 1.350%), 5.012%, 01/25/2045 (D)(E)	35,000	34,760
Series 2025-DNA2, Class A1 (30 day Average SOFR + 1.100%), 4.762%, 05/25/2045 (D)(E)	12,500	12,515
Series 2025-DNA3, Class M2 (30 day Average SOFR + 1.500%), 5.162%, 09/25/2045 (D)(E)	30,000	30,069
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2025-DNA4, Class M2 (30 day Average SOFR + 1.550%), 5.212%, 10/25/2045 (D)(E)	$125,000	$124,923
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%), 5.312%, 02/25/2045 (D)(E)	30,000	30,018
Series 2025-MN10, Class M1 (30 day Average SOFR + 2.050%), 5.712%, 02/25/2045 (D)(E)	97,955	97,095
Series 2025-MN11, Class M2 (30 day Average SOFR + 2.650%), 6.312%, 07/25/2045 (D)(E)	60,000	59,894
Series 324, Class C18 IO, 4.000%, 12/15/2033	119,938	9,519
Series 400, Class C4 IO, 3.000%, 12/25/2052	117,998	21,096
Series 405, Class C17 IO, 2.500%, 08/25/2052	102,989	15,764
Series 4446, Class BI IO, 6.500%, 04/15/2039	50,384	8,946
Series 4975, Class EI IO, 4.500%, 05/25/2050	95,818	17,779
Series 5158, Class GI IO, 3.500%, 06/25/2049	77,132	13,595
Series 5462, Class S IO, 2.338%, 10/25/2054	101,301	7,076
Series K103, Class X1 IO, 0.633%, 11/25/2029	988,079	20,017
Series K106, Class X3 IO, 1.909%, 03/25/2048	490,000	30,646
Series K122, Class X1 IO, 0.865%, 11/25/2030	97,081	3,230
Series K129, Class X3 IO, 3.160%, 05/25/2031	165,000	22,569
Series K737, Class X1 IO, 0.604%, 10/25/2026	422,483	793
Series K740, Class X3 IO, 2.481%, 11/25/2047	135,000	4,564
Series K742, Class X3, IO, 2.671%, 04/25/2028	100,000	4,909
Series Q014, Class X IO, 2.735%, 10/25/2055	140,620	19,817
Federal National Mortgage Association
Series 2016-C03, Class 1B (30 day Average SOFR + 11.864%), 15.526%, 10/25/2028 (E)	29,547	29,755
Series 2016-C04, Class 1B (30 day Average SOFR + 10.364%), 14.026%, 01/25/2029 (E)	29,449	30,219
Series 2016-C06, Class 1B (30 day Average SOFR + 9.364%), 13.026%, 04/25/2029 (E)	78,623	81,594
Series 2020-60, Class NI IO, 4.000%, 09/25/2050	75,049	15,056
Series 2021-3, Class NI IO, 2.500%, 02/25/2051	182,825	27,442
Series 2021-67, Class IG IO, 3.000%, 10/25/2051	105,913	17,187
Series 2021-R03, Class 1B2 (30 day Average SOFR + 5.500%), 9.162%, 12/25/2041 (D)(E)	150,000	153,577

153

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 8.162%, 01/25/2042 (D)(E)	$175,000	$179,513
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%), 9.912%, 03/25/2042 (D)(E)	69,000	71,925
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%), 8.162%, 04/25/2042 (D)(E)	70,000	72,288
Series 2023-2, Class CI IO, 2.000%, 10/25/2050	80,713	10,138
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%), 8.762%, 12/25/2042 (D)(E)	20,000	21,114
Series 2023-R02, Class 1M2 (30 day Average SOFR + 3.350%), 7.012%, 01/25/2043 (D)(E)	40,000	41,314
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 7.562%, 04/25/2043 (D)(E)	35,000	36,644
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%), 6.762%, 06/25/2043 (D)(E)	36,000	37,325
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%), 7.562%, 07/25/2043 (D)(E)	20,000	20,809
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 6.362%, 07/25/2043 (D)(E)	110,000	112,404
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%), 7.212%, 10/25/2043 (D)(E)	35,000	36,456
Series 2024-86, Class SA IO, 1.388%, 12/25/2054	153,412	5,678
Series 2024-90, Class B, 5.000%, 07/25/2051	201,116	200,920
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%), 6.162%, 02/25/2044 (D)(E)	60,000	60,710
Series 2024-R04, Class 1M2 (30 day Average SOFR + 1.650%), 5.312%, 05/25/2044 (D)(E)	90,000	89,888
Series 2024-R05, Class 2B1 (30 day Average SOFR + 2.000%), 5.662%, 07/25/2044 (D)(E)	35,000	35,022
Series 2025-16, Class FC (30 day Average SOFR + 1.350%), 5.012%, 03/25/2055 (E)	268,191	270,035
Series 2025-R01, Class 1B1 (30 day Average SOFR + 1.700%), 5.362%, 01/25/2045 (D)(E)	60,000	59,852
Series 2025-R04, Class 1M2 (30 day Average SOFR + 1.500%), 5.162%, 05/25/2045 (D)(E)	30,000	30,094
Series 2025-R05, Class 2M2 (30 day Average SOFR + 1.600%), 5.262%, 07/25/2045 (D)(E)	70,000	70,216
Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%), 5.512%, 09/25/2045 (D)(E)	47,000	47,563
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2026-13, Class FA (30 day Average SOFR + 0.850%), 4.512%, 03/25/2056 (E)	$121,634	$121,254
Series 410, Class C8 IO, 4.000%, 04/25/2032	62,765	4,476
Series 437, Class C8 IO, 2.500%, 06/25/2052	104,088	15,715
Series 441, Class C5 IO, 2.000%, 04/25/2052	87,828	10,916
Government National Mortgage Association
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	102,584	21,591
Series 2017-130, Class IO, 4.500%, 02/20/2040	100,127	16,407
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	82,913	16,713
Series 2020-146, Class IA IO, 3.500%, 11/20/2041	149,242	22,064
Series 2021-142, Class BI IO, 3.500%, 08/20/2051	108,453	18,718
		3,851,872
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,129,224)		$8,133,990
ASSET-BACKED SECURITIES - 3.3%
Anchorage Capital CLO 28, Ltd., Series 2024-28A, Class BR (3 month CME Term SOFR + 1.500%), 5.169%, 04/20/2037 (D)(E)	250,000	248,929
Apidos CLO XXXII, Series 2019-32A, Class ER (3 month CME Term SOFR + 5.500%), 9.168%, 01/20/2033 (D)(E)	250,000	249,935
Avis Budget Rental Car Funding AESOP LLC, Series 2026-2A, Class C, 5.440%, 08/20/2032 (D)	100,000	98,192
Bain Capital Credit CLO, Ltd.
Series 2021-3A, Class CR (3 month CME Term SOFR + 1.900%), 5.568%, 07/24/2034 (D)(E)	100,000	99,362
Series 2020-5A, Class DRR (3 month CME Term SOFR + 2.900%), 6.568%, 04/20/2034 (D)(E)	250,000	242,107
Series 2020-4A, Class DAR2 (3 month CME Term SOFR + 2.950%), 6.618%, 10/20/2036 (D)(E)	250,000	241,835
Benefit Street Partners Clo XXII, Ltd., Series 2020-22A, Class CRR (3 month CME Term SOFR + 1.750%), 5.418%, 04/20/2035 (D)(E)	250,000	248,461
BlueMountain CLO, Ltd., Series 2018-2A, Class D (3 month CME Term SOFR + 3.412%), 7.064%, 08/15/2031 (D)(E)	250,000	248,791
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class D, 4.990%, 11/17/2031	75,000	74,150

154

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.400%, 10/25/2051 (D)	$55,000	$54,216
Exeter Automobile Receivables Trust
Series 2026-1A, Class D, 5.000%, 05/17/2032	85,000	84,156
Series 2026-2A, Class D, 5.510%, 08/16/2032	35,000	34,956
First Investors Auto Owner Trust, Series 2026-1A, Class D, 5.800%, 04/17/2034 (D)	20,000	19,994
FirstKey Homes Trust, Series 2022-SFR1, Class C, 4.642%, 05/19/2039 (D)	105,000	104,431
Flatiron CLO 23 LLC, Series 2023-1A, Class CR (3 month CME Term SOFR + 1.800%), 5.468%, 04/17/2036 (D)(E)	250,000	248,268
Hertz Vehicle Financing LLC
Series 2022-2A, Class C, 2.950%, 06/26/2028 (D)	100,000	97,600
Series 2021-2A, Class C, 2.520%, 12/27/2027 (D)	100,000	98,670
Series 2025-5A, Class C, 5.500%, 05/25/2030 (D)	100,000	98,874
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038 (D)	75,366	74,899
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 07/15/2039 (D)	56,761	56,333
Jersey Mike's Funding LLC, Series 2026-1A, Class A2I, 4.952%, 02/15/2056 (D)	65,000	64,110
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046 (D)	159,565	151,539
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (D)	45,513	43,756
OCP CLO, Ltd., Series 2015-9A, Class D1R3 (3 month CME Term SOFR + 2.500%), 6.172%, 01/15/2037 (D)(E)	250,000	246,536
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class D, 6.100%, 07/14/2037 (D)	100,000	101,976
Palmer Square Loan Funding, Ltd., Series 2025-1A, Class C (3 month CME Term SOFR + 2.250%), 5.903%, 02/15/2033 (D)(E)	250,000	238,258
Rockford Tower CLO, Ltd., Series 2021-1A, Class B (3 month CME Term SOFR + 1.912%), 5.579%, 07/20/2034 (D)(E)	250,000	250,115
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.950%, 01/15/2032	75,000	74,459
Slam, Ltd., Series 2024-1A, Class A, 5.335%, 09/15/2049 (D)	90,278	89,932
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.845%, 01/20/2050 (D)	89,696	88,812
Series 2021-1A, Class A2II, 2.636%, 08/20/2051 (D)	47,460	40,556
Start II, Ltd., Series 2019-1, Class A, 4.089%, 03/15/2044 (D)	62,533	62,534
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 07/30/2054 (D)	$69,125	$69,571
Symphony CLO XXII, Ltd., Series 2020-22A, Class CR (3 month CME Term SOFR + 2.100%), 5.768%, 04/18/2033 (D)(E)	250,000	248,913
VCAT LLC, Series 2026-NPL1, Class A1 (5.101% to 1-25-29, then 8.101% to 1-25-30, then 9.101% thereafter), 5.101%, 01/25/2056 (D)	127,330	126,618
VOLT CII LLC, Series 2021-NP11, Class A1, 5.868%, 08/25/2051 (D)	13,816	13,815
TOTAL ASSET-BACKED SECURITIES (Cost $4,666,499)		$4,635,659
COMMON STOCKS - 0.0%
China - 0.0%
Country Garden Holdings Company, Ltd. (L)	870	36
Yuzhou Group Holdings Company, Ltd. (L)	30,226	613
		649
Mexico - 0.0%
Unifin Financiera SAB de CV (L)(M)	27,653	0
United States - 0.0%
Beyond Meat, Inc. (F)(L)	36,873	25,870
TOTAL COMMON STOCKS (Cost $189,440)		$26,519
PREFERRED SECURITIES - 3.0%
Bermuda - 0.1%
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	3,337	73,281
United States - 2.9%
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	245,400
AGNC Investment Corp., 8.658% (3 month CME Term SOFR + 4.959%) (E)	10,000	242,700
Ares Management Corp., 6.750%	5,991	216,754
Bank of America Corp., 4.250%	1,525	25,925
Bank of America Corp., 7.250%	52	61,961
Brighthouse Financial, Inc., 5.375%	1,326	15,912
Capital One Financial Corp., 4.250%	1,413	22,142
Capital One Financial Corp., 5.000%	775	14,454
Citigroup, Inc., 6.250% (F)	2,495	61,502
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	23,525	584,832
Citizens Financial Group, Inc., 7.375%	130	3,298
Corebridge Financial, Inc., 6.375%	1,597	36,364
DTE Energy Company, 6.250%	1,131	26,906
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	10,000	260,600
JPMorgan Chase & Co., 4.200%	1,450	25,375
KKR & Company, Inc., 6.250%	5,969	240,073
Morgan Stanley, 4.250%	1,025	17,599
Morgan Stanley, 6.625% (F)	2,850	71,934
NextEra Energy, Inc., 7.375%	110	5,525
Oracle Corp., 6.500%	8,315	374,258
PG&E Corp., 6.000%	1,750	75,233
PPL Corp., 7.000%	1,311	67,241
Sempra, 5.750%	537	11,062

155

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
United States (continued)
Stifel Financial Corp., 5.200% (F)	11,229	$218,966
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	3,884	97,799
The Boeing Company, 6.000%	800	51,904
The Southern Company, 6.500%	3,306	82,286
T-Mobile USA, Inc., 5.500% (F)	1,997	42,436
T-Mobile USA, Inc., 5.500% (F)	2,199	46,839
Wells Fargo & Company, 7.500%	744	859,320
		4,106,600
TOTAL PREFERRED SECURITIES (Cost $4,327,099)		$4,179,881
EXCHANGE-TRADED FUNDS - 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (F)	1,610	128,092
TOTAL EXCHANGE-TRADED FUNDS (Cost $128,834)		$128,092
ESCROW CERTIFICATES - 0.0%
Sunnova Energy International, Inc. (L)(M)	$50,000	30
Sunnova Energy International, Inc. (L)(M)	390,000	683
Unifin Financiera SAB de CV (L)	205,000	17,630
TOTAL ESCROW CERTIFICATES (Cost $460,211)		$18,343
SHORT-TERM INVESTMENTS - 6.1%
U.S. Government - 0.5%
U.S. Treasury Bill
3.609%, 04/23/2026 *	80,000	$79,823
3.610%, 04/09/2026 *	340,000	339,727
3.617%, 04/28/2026 *	120,000	119,673
3.622%, 04/30/2026 *	20,000	19,942
3.623%, 04/16/2026 *	70,000	69,894
		629,059
Short-term funds - 5.6%
John Hancock Collateral Trust, 3.6657% (N)(O)	109,346	1,093,645
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5918% (N)	6,874,946	6,874,946
		7,968,591
TOTAL SHORT-TERM INVESTMENTS (Cost $8,597,596)		$8,597,650
Total Investments (Opportunistic Fixed Income Trust) (Cost $189,434,215) - 131.5%		$185,700,783
Other assets and liabilities, net - (31.5%)		(44,459,702)
TOTAL NET ASSETS - 100.0%		$141,241,081
SALE COMMITMENTS OUTSTANDING - (10.2%)
U.S. Government Agency - (10.2)%
Federal National Mortgage Association
2.000%, TBA (B)	$(495,000)	$(397,895)
2.000%, TBA (B)	(645,000)	(518,394)
2.500%, TBA (B)	(780,000)	(655,688)
2.500%, TBA (B)	(1,048,000)	(881,098)
2.500%, TBA (B)	(1,000,000)	(840,234)
3.000%, TBA (B)	(946,000)	(831,371)
3.000%, TBA (B)	(481,000)	(423,543)
3.000%, TBA (B)	(425,000)	(373,187)
3.500%, TBA (B)	(200,000)	(183,547)
4.000%, TBA (B)	(230,000)	(216,748)
4.000%, TBA (B)	(230,000)	(217,548)
4.000%, TBA (B)	(230,000)	(216,577)
4.500%, TBA (B)	(471,000)	(454,478)
5.500%, TBA (B)	(350,000)	(351,805)
6.500%, TBA (B)	(993,000)	(1,026,979)
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
SALE COMMITMENTS OUTSTANDING (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
6.500%, TBA (B)	(993,000)	(1,026,514)
6.500%, TBA (B)	(993,000)	(1,026,048)
Government National Mortgage Association
2.500%, TBA (B)	(1,675,000)	(1,437,984)
4.000%, TBA (B)	(315,000)	(294,845)
4.000%, TBA (B)	(615,000)	(575,385)
4.000%, TBA (B)	(615,000)	(575,025)
4.500%, TBA (B)	(675,000)	(651,014)
5.000%, TBA (B)	(300,000)	(297,395)
5.000%, TBA (B)	(980,000)	(969,729)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $14,543,387)		$(14,443,031)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Bhat
TRY	Turkish Lira
ZAR	South African Rand
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.

156

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $32,394,892 or 22.9% of the fund's net assets as of 3-31-26.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $1,060,247.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Non-income producing - Issuer is in default.
(I)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
Opportunistic Fixed Income Trust (continued)
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	Non-income producing security.
(M)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(N)	The rate shown is the annualized seven-day yield as of 3-31-26.
(O)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	15	Long	Jun 2026	$1,118,149	$1,115,171	$(2,978)
10-Year U.S. Treasury Note Futures	8	Long	Jun 2026	887,517	888,375	858
Euro-BTP Italian Government Bond Futures	20	Long	Jun 2026	2,681,812	2,688,045	6,233
U.K. Long Gilt Bond Futures	20	Long	Jun 2026	2,334,167	2,323,978	(10,189)
Ultra 10-Year U.S. Treasury Note Futures	30	Long	Jun 2026	3,449,852	3,405,469	(44,383)
Ultra U.S. Treasury Bond Futures	74	Long	Jun 2026	8,762,437	8,625,625	(136,812)
2-Year U.S. Treasury Note Futures	3	Short	Jun 2026	(621,938)	(622,336)	(398)
5-Year U.S. Treasury Note Futures	18	Short	Jun 2026	(1,941,250)	(1,947,234)	(5,984)
Euro-Buxl Futures	2	Short	Jun 2026	(255,094)	(254,888)	206
Euro-OAT Futures	5	Short	Jun 2026	(683,276)	(685,939)	(2,663)
German Euro BOBL Futures	5	Short	Jun 2026	(666,655)	(667,099)	(444)
German Euro BUND Futures	25	Short	Jun 2026	(3,667,858)	(3,623,301)	44,557
U.S. Treasury Long Bond Futures	18	Short	Jun 2026	(2,048,317)	(2,049,750)	(1,433)
						$(153,430)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	91,384,000	USD	55,746	CITI	7/14/2026	$5,986	—
ARS	35,540,000	USD	22,185	CITI	9/14/2026	784	—
ARS	45,570,000	USD	25,601	CITI	10/16/2026	3,196	—
AUD	945,000	USD	650,908	GSI	4/30/2026	880	—
AUD	9,100	USD	6,332	JPM	4/30/2026	—	$(56)
AUD	15,000	USD	10,562	MSI	6/17/2026	—	(225)
BRL	48,210,000	USD	9,250,544	GSI	4/2/2026	56,675	—
BRL	885,000	USD	165,255	HSBC	4/2/2026	5,599	—
BRL	47,325,000	USD	9,048,677	MSI	4/2/2026	87,688	—
BRL	7,947,000	USD	1,509,301	MSI	5/5/2026	15,603	—
BRL	150,000	USD	28,143	BOA	6/2/2026	436	—
BRL	1,610,000	USD	305,817	CITI	6/2/2026	932	—
BRL	155,000	USD	29,245	DB	6/2/2026	286	—
BRL	120,000	USD	22,343	GSI	6/2/2026	520	—
BRL	782,000	USD	147,779	MSI	6/2/2026	1,213	—
CHF	3,520	USD	4,468	BARC	4/30/2026	—	(52)
CLP	216,968,000	USD	237,721	HSBC	4/30/2026	—	(3,358)
CLP	25,600,000	USD	27,872	CITI	6/17/2026	—	(216)
CLP	38,100,000	USD	41,451	DB	6/17/2026	—	(290)
CLP	106,404,000	USD	116,949	HSBC	6/17/2026	—	(1,997)
CNY	181,000	USD	26,349	BOA	6/17/2026	69	—
CNY	570,000	USD	83,145	SCB	6/17/2026	49	—
157

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CNY	1,873,000	USD	273,954	SSB	6/17/2026	—	$(1,351)
COP	5,399,232,000	USD	1,451,426	HSBC	4/30/2026	$8,177	—
COP	321,295,000	USD	84,893	CITI	6/17/2026	1,144	—
COP	121,500,000	USD	32,293	GSI	6/17/2026	243	—
CZK	5,680,000	USD	269,823	GSI	4/30/2026	—	(2,236)
CZK	160,000	USD	7,489	DB	6/17/2026	53	—
DOP	1,090,000	USD	16,899	CITI	5/29/2026	1,133	—
DOP	1,430,000	USD	21,975	DB	7/13/2026	1,682	—
EGP	490,000	USD	9,647	HSBC	7/6/2026	—	(1,210)
EGP	1,049,000	USD	20,678	CITI	7/15/2026	—	(2,681)
EGP	1,928,000	USD	37,983	CITI	7/22/2026	—	(4,998)
EGP	2,300,000	USD	44,185	BOA	8/10/2026	—	(5,130)
EGP	3,360,000	USD	60,710	CITI	10/5/2026	—	(4,882)
EUR	5,880	USD	6,796	BARC	4/30/2026	9	—
EUR	97,000	USD	112,048	BOA	4/30/2026	219	—
EUR	1,710	USD	1,988	CITI	4/30/2026	—	(9)
EUR	1,244,850	USD	1,448,280	DB	4/30/2026	—	(7,504)
EUR	117,350	USD	135,983	SSB	4/30/2026	—	(163)
EUR	32,000	USD	36,923	DB	6/17/2026	192	—
EUR	64,000	USD	74,311	JPM	6/17/2026	—	(81)
EUR	25,000	USD	29,021	SSB	6/17/2026	—	(24)
GBP	1,580	USD	2,110	BARC	4/30/2026	—	(18)
GBP	227,300	USD	305,011	GSI	4/30/2026	—	(4,167)
GBP	580	USD	765	SSB	4/30/2026	3	—
GBP	26,000	USD	34,795	MSI	6/17/2026	—	(389)
HKD	360,000	USD	46,101	GSI	4/30/2026	—	(118)
HUF	475,337,000	USD	1,414,420	GSI	4/30/2026	12,141	—
HUF	3,800,000	USD	11,286	BOA	6/17/2026	81	—
HUF	22,600,000	USD	66,377	DB	6/17/2026	1,231	—
HUF	21,766,000	USD	64,401	MSI	6/17/2026	712	—
IDR	24,336,504,000	USD	1,439,008	DB	4/30/2026	—	(5,628)
IDR	5,634,224,000	USD	332,019	BOA	6/17/2026	—	(847)
IDR	831,000,000	USD	49,041	DB	6/17/2026	—	(196)
INR	21,820,000	USD	232,796	GSI	4/30/2026	—	(924)
INR	103,170,000	USD	1,093,386	HSBC	4/30/2026	2,962	—
INR	51,898,000	USD	557,228	BOA	6/17/2026	—	(9,917)
INR	2,050,000	USD	21,614	GSI	6/17/2026	5	—
JPY	487,995,000	USD	3,071,440	BOA	4/30/2026	10,756	—
JPY	289,200,000	USD	1,824,680	HSBC	4/30/2026	1,919	—
JPY	1,060,000	USD	6,679	SSB	4/30/2026	16	—
KRW	2,772,100,000	USD	1,836,825	HSBC	4/30/2026	7,305	—
KRW	3,056,273,000	USD	2,038,754	MSI	4/30/2026	—	(5,578)
KRW	42,700,000	USD	29,028	MSI	6/17/2026	—	(581)
KZT	10,300,000	USD	19,990	BOA	5/26/2026	1,190	—
KZT	14,700,000	USD	26,638	DB	5/26/2026	3,591	—
KZT	111,300,000	USD	200,703	GSI	6/15/2026	26,489	—
KZT	49,000,000	USD	96,857	BOA	6/17/2026	3,092	—
KZT	25,700,000	USD	50,841	DB	6/17/2026	1,582	—
MXN	1,029,000	USD	57,705	CITI	4/30/2026	—	(408)
MXN	13,770,000	USD	766,568	HSBC	4/30/2026	175	—
MXN	600,000	USD	33,229	BOA	6/17/2026	42	—
MXN	300,000	USD	16,482	DB	6/17/2026	153	—
MXN	2,212,000	USD	123,082	GSI	6/17/2026	—	(424)
MXN	510,000	USD	28,558	SCB	6/17/2026	—	(278)
MYR	1,220,000	USD	313,584	HSBC	6/18/2026	—	(11,580)
NGN	43,134,000	USD	28,082	CITI	6/8/2026	2,167	—
NGN	14,378,000	USD	10,069	CITI	6/26/2026	—	(61)
NGN	34,791,000	USD	24,052	CITI	8/5/2026	—	(208)
NOK	29,193,000	USD	3,006,476	HSBC	4/30/2026	8,159	—
NZD	1,575,000	USD	904,146	BOA	4/30/2026	1,759	—
NZD	300,000	USD	174,813	SCB	4/30/2026	—	(2,259)
NZD	35,000	USD	20,506	GSI	6/17/2026	—	(339)
PEN	731,000	USD	211,528	DB	6/17/2026	—	(2,263)
PHP	64,109,000	USD	1,065,197	GSI	4/30/2026	—	(8,768)
PLN	40,000	USD	10,683	BOA	6/17/2026	89	—
PLN	2,276,000	USD	617,215	GSI	6/17/2026	—	(4,267)
158

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
RON	475,000	USD	106,717	DB	6/17/2026	$514	—
RON	262,000	USD	59,100	GSI	6/17/2026	46	—
SEK	11,491,000	USD	1,233,645	DB	4/30/2026	—	$(18,037)
SGD	55,000	USD	43,227	MSI	6/17/2026	—	(221)
THB	7,154,000	USD	224,282	BARC	6/17/2026	—	(6,023)
THB	270,000	USD	8,232	GSI	6/17/2026	6	—
THB	680,000	USD	20,612	JPM	6/17/2026	134	—
TRY	2,510,000	USD	45,324	MSI	4/27/2026	9,413	—
TRY	24,005,000	USD	430,077	CITI	4/28/2026	92,731	—
TRY	9,997,000	USD	216,855	BARC	4/30/2026	304	—
TRY	5,220,000	USD	108,330	BARC	6/17/2026	—	(502)
TRY	12,000,000	USD	220,814	DB	7/17/2026	19,666	—
TRY	15,000,000	USD	268,914	BARC	9/16/2026	14,121	—
TRY	7,850,000	USD	139,954	BARC	11/4/2026	1,452	—
TRY	9,565,000	USD	169,409	BARC	12/16/2026	—	(3,591)
TRY	7,850,000	USD	139,690	BARC	1/29/2027	—	(8,752)
TRY	7,985,000	USD	140,002	BARC	2/10/2027	—	(8,170)
TRY	9,565,000	USD	158,884	BARC	3/17/2027	—	(5,528)
TWD	45,250,000	USD	1,413,069	GSI	4/30/2026	—	(1,855)
USD	14,188	ARS	22,700,000	BOA	7/14/2026	—	(1,147)
USD	14,188	ARS	22,700,000	CITI	7/14/2026	—	(1,147)
USD	1,422,003	AUD	2,064,000	CITI	4/30/2026	—	(1,584)
USD	650,908	AUD	945,000	GSI	4/30/2026	—	(880)
USD	2,850,820	AUD	4,097,000	JPM	4/30/2026	25,028	—
USD	28,499	AUD	40,000	DB	6/17/2026	932	—
USD	20,867	AUD	30,000	JPM	6/17/2026	192	—
USD	9,306,865	BRL	48,210,000	GSI	4/2/2026	—	(355)
USD	169,560	BRL	885,000	HSBC	4/2/2026	—	(1,295)
USD	9,063,409	BRL	47,325,000	MSI	4/2/2026	—	(72,955)
USD	7,478,705	BRL	39,378,000	MSI	5/5/2026	—	(77,312)
USD	506,934	BRL	2,662,000	CITI	6/2/2026	—	(249)
USD	56,614	BRL	300,000	DB	6/2/2026	—	(544)
USD	382,403	BRL	2,023,000	GSI	6/2/2026	—	(3,033)
USD	146,455	BRL	791,000	MSI	6/2/2026	—	(4,253)
USD	44,596	BRL	235,000	SSB	6/2/2026	—	(178)
USD	1,560,279	CAD	2,149,000	MSI	4/30/2026	13,486	—
USD	21,819	CAD	30,000	DB	6/17/2026	182	—
USD	18,453	CAD	25,000	HSBC	6/17/2026	422	—
USD	1,467,191	CHF	1,156,000	BARC	4/30/2026	16,992	—
USD	1,067,555	CLP	974,357,000	HSBC	4/30/2026	15,078	—
USD	18,068	CLP	16,700,000	BOA	6/17/2026	26	—
USD	22,913	CLP	21,200,000	DB	6/17/2026	10	—
USD	1,022,025	CNY	7,041,000	HSBC	4/30/2026	—	(2,275)
USD	56,399	CNY	387,000	CITI	6/17/2026	—	(85)
USD	74,680	CNY	511,000	DB	6/17/2026	97	—
USD	7,094,832	COP	26,392,419,000	HSBC	4/30/2026	—	(39,969)
USD	68,089	COP	256,900,000	BOA	6/17/2026	—	(703)
USD	167,402	COP	635,600,000	GSI	6/17/2026	—	(2,798)
USD	3,852,578	CZK	81,100,000	GSI	4/30/2026	31,931	—
USD	221,130	CZK	4,666,000	BOA	6/17/2026	1,202	—
USD	103,076	CZK	2,190,000	GSI	6/17/2026	—	(149)
USD	17,986	DOP	1,090,000	CITI	5/29/2026	—	(46)
USD	9,938	EGP	490,000	CITI	7/6/2026	1,502	—
USD	21,170	EGP	1,049,000	CITI	7/15/2026	3,173	—
USD	11,076	EGP	550,000	CITI	7/22/2026	1,666	—
USD	13,684	EGP	689,000	GSI	7/22/2026	1,896	—
USD	6,317	EGP	320,000	GSI	8/10/2026	883	—
USD	326,760	EUR	284,000	BOA	4/30/2026	—	(1,939)
USD	1,120,553	EUR	972,000	CITI	4/30/2026	—	(4,429)
USD	6,709,328	EUR	5,772,526	DB	4/30/2026	28,267	—
USD	580,931	EUR	503,000	JPM	4/30/2026	—	(1,236)
USD	132,344	EUR	114,000	SSB	4/30/2026	401	—
USD	19,560	EUR	17,000	GSI	6/17/2026	—	(157)
USD	12,749	EUR	11,000	JPM	6/17/2026	—	(9)
USD	21,958	EUR	19,000	SCB	6/17/2026	—	(79)
USD	7,076,709	GBP	5,273,700	GSI	4/30/2026	96,686	—
159

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	5,288	GBP	4,010	SSB	4/30/2026	—	$(20)
USD	19,981	GBP	15,000	DB	6/17/2026	$132	—
USD	37,495	GBP	28,000	JPM	6/17/2026	442	—
USD	24,972	HKD	195,000	GSI	4/30/2026	64	—
USD	16,567	HUF	5,600,000	BARC	6/17/2026	—	(186)
USD	39,153	HUF	13,160,000	MSI	6/17/2026	—	(215)
USD	425,595	IDR	7,170,000,000	SCB	4/30/2026	3,294	—
USD	22,950	IDR	391,000,000	DB	6/17/2026	—	(32)
USD	21,373	IDR	365,000,000	SCB	6/17/2026	—	(81)
USD	1,130,275	ILS	3,520,000	HSBC	4/30/2026	9,481	—
USD	33,680	ILS	105,000	SCB	6/17/2026	210	—
USD	1,495,540	INR	140,177,000	GSI	4/30/2026	5,933	—
USD	28,044	INR	2,630,000	BARC	6/17/2026	308	—
USD	34,405	INR	3,220,000	BOA	6/17/2026	448	—
USD	149,587	INR	13,950,000	GSI	6/17/2026	2,471	—
USD	52,231	INR	4,870,000	MSI	6/17/2026	872	—
USD	1,824,751	JPY	289,200,000	BARC	4/30/2026	—	(1,848)
USD	2,154,019	JPY	342,118,000	BOA	4/30/2026	—	(6,812)
USD	717,947	JPY	114,374,000	HSBC	4/30/2026	—	(4,444)
USD	862,432	JPY	137,556,000	SCB	4/30/2026	—	(6,377)
USD	1,837,461	KRW	2,773,060,000	HSBC	4/30/2026	—	(7,307)
USD	1,159,067	KRW	1,737,544,000	MSI	4/30/2026	3,171	—
USD	28,509	KRW	42,700,000	JPM	6/17/2026	62	—
USD	8,325	KZT	4,100,000	DB	5/26/2026	—	(106)
USD	216,642	KZT	111,300,000	DB	6/15/2026	—	(10,550)
USD	3,532,598	MXN	62,994,000	CITI	4/30/2026	24,956	—
USD	769,536	MXN	13,772,000	SSB	4/30/2026	2,682	—
USD	25,234	MXN	450,000	BOA	6/17/2026	281	—
USD	77,589	MXN	1,390,000	CITI	6/17/2026	511	—
USD	113,031	MXN	2,013,000	HSBC	6/17/2026	1,407	—
USD	29,561	MXN	530,000	SCB	6/17/2026	171	—
USD	449,257	MYR	1,780,000	HSBC	4/30/2026	9,233	—
USD	225,841	MYR	891,000	HSBC	6/18/2026	5,279	—
USD	7,532	NGN	10,809,000	BOA	6/8/2026	—	(48)
USD	13,900	NGN	19,504,000	CITI	6/8/2026	222	—
USD	1,367,027	NOK	13,314,000	HSBC	4/30/2026	—	(7,853)
USD	904,146	NZD	1,575,000	BOA	4/30/2026	—	(1,759)
USD	8,459,768	NZD	14,518,000	SCB	4/30/2026	109,350	—
USD	62,090	NZD	105,000	GSI	6/17/2026	1,591	—
USD	6,932	PEN	24,000	BOA	6/17/2026	62	—
USD	121,712	PEN	425,000	CITI	6/17/2026	46	—
USD	23,067	PEN	81,000	SCB	6/17/2026	—	(121)
USD	1,462,740	PLN	5,382,000	GSI	4/30/2026	12,994	—
USD	228,602	PLN	846,000	BOA	6/17/2026	766	—
USD	8,052	PLN	30,000	DB	6/17/2026	—	(27)
USD	5,427	PLN	20,000	MSI	6/17/2026	40	—
USD	10,073	RON	45,000	SCB	6/17/2026	—	(86)
USD	1,505,590	SGD	1,922,000	HSBC	4/30/2026	7,683	—
USD	98,436	SGD	125,000	GSI	6/17/2026	695	—
USD	8,060	THB	260,000	CITI	6/17/2026	128	—
USD	82,575	THB	2,670,000	GSI	6/17/2026	1,117	—
USD	469,040	TRY	24,005,000	DB	4/28/2026	—	(53,767)
USD	169,072	TRY	7,850,000	BARC	4/29/2026	—	(1,672)
USD	170,875	TRY	7,985,000	BARC	5/11/2026	—	(422)
USD	197,013	TRY	9,565,000	BARC	6/17/2026	—	(567)
USD	230,703	TRY	12,000,000	DB	7/17/2026	—	(9,777)
USD	182,475	TRY	9,565,000	BARC	9/16/2026	1,994	—
USD	99,143	TRY	5,435,000	DB	9/16/2026	—	(3,410)
USD	148,773	TRY	7,850,000	BARC	11/4/2026	7,367	—
USD	172,014	TRY	9,565,000	BARC	12/16/2026	6,196	—
USD	183,758	VND	4,808,950,000	CITI	4/29/2026	1,732	—
USD	468,360	ZAR	7,940,000	HSBC	4/30/2026	103	—
USD	60,829	ZAR	1,040,000	BARC	6/17/2026	—	(279)
USD	121,534	ZAR	2,039,000	CITI	6/17/2026	1,725	—
USD	166,014	ZAR	2,766,000	GSI	6/17/2026	3,489	—
USD	25,884	ZAR	436,000	SSB	6/17/2026	265	—
160

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
VND	4,808,950,000	USD	180,665	CITI	4/29/2026	$1,361	—
ZAR	7,940,000	USD	468,755	BOA	4/30/2026	—	$(498)
ZAR	24,000,000	USD	1,415,697	HSBC	4/30/2026	—	(311)
ZAR	400,000	USD	23,360	BOA	6/17/2026	144	—
ZAR	783,000	USD	45,774	CITI	6/17/2026	234	—
ZAR	550,000	USD	32,666	DB	6/17/2026	—	(349)
ZAR	190,000	USD	11,040	MSI	6/17/2026	124	—
						$887,662	$(486,090)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	38,430,000	NOK	NOK NIBOR NIBR	Fixed 4.060%	Annual	Semi-Annual	Dec 2027	$1,230	$(60,217)	$(58,987)
Centrally cleared	7,320,000	GBP	GBP SONIA Compounded OIS	Fixed 4.380%	Annual	Annual	Jun 2028	8,370	19,028	27,398
Centrally cleared	15,120,000	AUD	AUD BBR BBSW	Fixed 4.880%	Quarterly	Quarterly	Jun 2028	17,043	21,823	38,866
Centrally cleared	46,530,000	NOK	NOK NIBOR NIBR	Fixed 4.840%	Annual	Semi-Annual	Jun 2028	(3,187)	(5,753)	(8,940)
Centrally cleared	450,000	USD	Fixed 3.704%	USD Compounded SOFR	Annual	Annual	May 2029	—	(402)	(402)
Centrally cleared	23,960,000	CNY	Fixed 2.010%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(53,547)	(53,547)
Centrally cleared	11,025,000	CNY	Fixed 1.753%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(10,936)	(10,936)
Centrally cleared	21,340,000	CNY	Fixed 1.573%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Jun 2030	—	828	828
Centrally cleared	31,000,000	NOK	NOK NIBOR NIBR	Fixed 3.909%	Annual	Semi-Annual	Dec 2030	—	(99,670)	(99,670)
Centrally cleared	21,680,000	CNY	Fixed 1.604%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Dec 2030	—	(1,374)	(1,374)
Centrally cleared	2,490,000	AUD	AUD BBR BBSW	Fixed 4.182%	Semi-Annual	Semi-Annual	Dec 2030	—	(46,895)	(46,895)
Centrally cleared	3,348,231	BRL	BRL CDI	Fixed 13.470%	At Maturity	At Maturity	Jan 2031	—	(5,707)	(5,707)
Centrally cleared	6,886,840,000	KRW	KRW CD KSDA Bloomberg	Fixed 3.160%	Quarterly	Quarterly	Mar 2031	(41,049)	(82,545)	(123,594)
Centrally cleared	10,650,000	CNY	Fixed 1.592%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Mar 2031	139	533	672
Centrally cleared	10,575,000	CNY	Fixed 1.631%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Mar 2031	—	(2,182)	(2,182)
Centrally cleared	10,575,000	CNY	Fixed 1.629%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Mar 2031	—	(2,035)	(2,035)
Centrally cleared	2,262,080,000	KRW	KRW CD KSDA Bloomberg	Fixed 3.440%	Quarterly	Quarterly	Mar 2031	2,233	(23,710)	(21,477)
Centrally cleared	31,915,000	CZK	CZK PRIBOR PRBO	Fixed 3.795%	Annual	Semi-Annual	Mar 2031	—	(38,578)	(38,578)
Centrally cleared	5,060,000	AUD	AUD BBR BBSW	Fixed 4.891%	Semi-Annual	Semi-Annual	Mar 2031	—	3,590	3,590
Centrally cleared	6,985,000	CNY	Fixed 1.600%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Jun 2031	—	674	674
Centrally cleared	17,180,000	CNY	Fixed 1.599%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Jun 2031	—	1,800	1,800
Centrally cleared	596,965,000	HUF	HUF BUBOR Reuters	Fixed 7.091%	Annual	Semi-Annual	Jun 2031	—	(7,790)	(7,790)
Centrally cleared	29,220,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.620%	Quarterly	Quarterly	Jun 2031	—	(10,589)	(10,589)
Centrally cleared	238,265,000	JPY	Fixed 1.690%	JPY TONAR Compounded OIS	Annual	Annual	Jun 2031	1,042	7,436	8,478
Centrally cleared	30,685,000	NOK	NOK NIBOR NIBR	Fixed 4.577%	Annual	Semi-Annual	Jun 2031	—	(3,625)	(3,625)
Centrally cleared	15,950,000	AUD	AUD BBR BBSW	Fixed 5.130%	Semi-Annual	Semi-Annual	Jun 2031	67,606	48,508	116,114
Centrally cleared	3,505,000	AUD	AUD BBR BBSW	Fixed 5.150%	Semi-Annual	Semi-Annual	Jun 2031	—	27,666	27,666
Centrally cleared	15,365,000	CNY	Fixed 1.633%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Jun 2031	—	(2,033)	(2,033)
Centrally cleared	23,045,000	CNY	Fixed 1.631%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Jun 2031	—	(2,650)	(2,650)
Centrally cleared	3,500,000	AUD	AUD BBR BBSW	Fixed 5.170%	Semi-Annual	Semi-Annual	Jun 2031	—	29,720	29,720
Centrally cleared	471,815,000	JPY	Fixed 1.720%	JPY TONAR Compounded OIS	Annual	Annual	Jun 2031	4,241	8,309	12,550
Centrally cleared	236,315,000	JPY	Fixed 1.750%	JPY TONAR Compounded OIS	Annual	Annual	Jun 2031	1,519	2,643	4,162
Centrally cleared	16,380,000	CNY	Fixed 1.635%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Jun 2031	—	(2,338)	(2,338)
Centrally cleared	16,370,000	CNY	Fixed 1.640%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Jun 2031	—	(2,960)	(2,960)
Centrally cleared	3,560,000	NZD	NZD BBR FRA	Fixed 4.090%	Semi-Annual	Quarterly	Jun 2031	2,080	—	2,080
Centrally cleared	525,000	USD	Fixed 3.595%	USD Compounded SOFR	Annual	Annual	Nov 2032	—	3,264	3,264
Centrally cleared	5,650,000	ILS	Fixed 3.960%	ILS SHIR Compounded OIS	Annual	Annual	Mar 2036	—	5,730	5,730
Centrally cleared	1,990,000	SGD	Fixed 2.260%	SGD Compounded SORA	Semi-Annual	Semi-Annual	Mar 2036	—	6,757	6,757
Centrally cleared	1,130,000	CHF	Fixed 0.935%	CHF SARON Compounded OIS	Annual	Annual	Mar 2036	—	(9,806)	(9,806)
Centrally cleared	1,130,000	CHF	Fixed 0.950%	CHF SARON Compounded OIS	Annual	Annual	Mar 2036	—	(10,856)	(10,856)
Centrally cleared	1,085,000	CHF	Fixed 0.963%	CHF SARON Compounded OIS	Annual	Annual	Mar 2036	—	(11,292)	(11,292)
Centrally cleared	17,230,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.940%	Quarterly	Quarterly	Jun 2036	—	(33,892)	(33,892)
161

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	339,775,000	HUF	HUF BUBOR Reuters	Fixed 7.030%	Annual	Semi-Annual	Jun 2036	—	$(8,290)	$(8,290)
Centrally cleared	101,460,000	HUF	HUF BUBOR Reuters	Fixed 7.475%	Annual	Semi-Annual	Jun 2036	—	6,861	6,861
Centrally cleared	93,655,000	HUF	HUF BUBOR Reuters	Fixed 7.200%	Annual	Semi-Annual	Jun 2036	—	1,007	1,007
Centrally cleared	84,285,000	HUF	HUF BUBOR Reuters	Fixed 7.260%	Annual	Semi-Annual	Jun 2036	—	1,952	1,952
Centrally cleared	166,880,000	HUF	HUF BUBOR Reuters	Fixed 7.080%	Annual	Semi-Annual	Jun 2036	—	(2,346)	(2,346)
Centrally cleared	112,360,000	HUF	HUF BUBOR Reuters	Fixed 7.133%	Annual	Semi-Annual	Jun 2036	—	(348)	(348)
Centrally cleared	84,700,000	THB	Fixed 2.259%	THB THOR Compounded OIS	Quarterly	Quarterly	Jun 2036	—	(22,162)	(22,162)
Centrally cleared	30,820,000	CZK	CZK PRIBOR PRBO	Fixed 4.520%	Annual	Semi-Annual	Jun 2036	—	—	—
Centrally cleared	12,370,000	CZK	CZK PRIBOR PRBO	Fixed 4.588%	Annual	Semi-Annual	Jun 2036	—	—	—
Centrally cleared	620,000	EUR	Fixed 3.023%	EUR EURIBOR Reuters	Annual	Semi-Annual	Mar 2056	—	10,156	10,156
Centrally cleared	635,000	EUR	Fixed 3.024%	EUR EURIBOR Reuters	Annual	Semi-Annual	Mar 2056	—	10,258	10,258
Centrally cleared	315,000	EUR	Fixed 2.985%	EUR EURIBOR Reuters	Annual	Semi-Annual	Mar 2056	—	7,896	7,896
Centrally cleared	315,000	EUR	Fixed 2.996%	EUR EURIBOR Reuters	Annual	Semi-Annual	Mar 2056	—	7,079	7,079
Centrally cleared	330,000	EUR	Fixed 3.089%	EUR EURIBOR Reuters	Annual	Semi-Annual	Mar 2056	—	528	528
								$61,267	$(330,482)	$(269,215)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	255,000	USD	$255,000	1.000%	Quarterly	Dec 2030	$4,011	$(967)	$3,044
BARC	Republic of Indonesia	985,000	USD	985,000	1.000%	Quarterly	Dec 2030	(7,750)	6,121	(1,629)
CITI	Petroleo Brasileiro SA	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	6,123	(1,641)	4,482
CITI	Republic of Panama	5,000	USD	5,000	1.000%	Quarterly	Dec 2030	87	(45)	42
CITI	Republic of Panama	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	3,695	(1,512)	2,183
DB	Republic of Peru	1,995,000	USD	1,995,000	1.000%	Quarterly	Dec 2030	(26,593)	9,892	(16,701)
GSI	Emirate of Abu Dhabi	965,000	USD	965,000	1.000%	Quarterly	Dec 2030	(29,431)	8,321	(21,110)
GSI	Federative Republic of Brazil	1,300,000	USD	1,300,000	1.000%	Quarterly	Dec 2030	23,713	(8,197)	15,516
GSI	Government of Malaysia	1,985,000	USD	1,985,000	1.000%	Quarterly	Dec 2030	(48,116)	(1,095)	(49,211)
GSI	Republic of Chile	990,000	USD	990,000	1.000%	Quarterly	Dec 2030	(19,247)	1,237	(18,010)
GSI	Republic of Colombia	265,000	USD	265,000	1.000%	Quarterly	Dec 2030	12,050	484	12,534
GSI	State of Qatar	1,715,000	USD	1,715,000	1.000%	Quarterly	Dec 2030	(52,305)	14,646	(37,659)
JPM	People's Republic of China	1,730,000	USD	1,730,000	1.000%	Quarterly	Dec 2030	(44,443)	7,251	(37,192)
MSI	Federative Republic of Brazil	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	2,866	237	3,103
MSI	Petroleo Brasileiro SA	1,580,000	USD	1,580,000	1.000%	Quarterly	Dec 2030	40,911	(13,139)	27,772
MSI	Republic of Panama	2,365,000	USD	2,365,000	1.000%	Quarterly	Dec 2030	61,237	(41,376)	19,861
MSI	Republic of Panama	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	3,171	(988)	2,183
MSI	Republic of Panama	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	3,095	(912)	2,183
MSI	United Mexican States	1,610,000	USD	1,610,000	1.000%	Quarterly	Dec 2030	(6,514)	6,654	140
MSI	United Mexican States	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(638)	660	22
MSI	United Mexican States	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	(977)	999	22
				$19,545,000				$(75,055)	$(13,370)	$(88,425)
Centrally cleared	CDX.EM.44	5,470,000	USD	5,470,000	1.000%	Quarterly	Dec 2030	123,938	(18,112)	105,826
Centrally cleared	CDX.NA.HY.46	50,000	USD	50,000	5.000%	Quarterly	Jun 2031	(2,405)	(83)	(2,488)
				$5,520,000				$121,533	$(18,195)	$103,338
				$25,065,000				$46,478	$(31,565)	$14,913
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Turkey	3.136%	290,000	USD	$290,000	1.000%	Quarterly	Dec 2031	$(29,987)	$428	$(29,559)
GSI	Republic of South Africa	1.980%	270,000	USD	270,000	1.000%	Quarterly	Jun 2031	(11,895)	(150)	(12,045)
GSI	Republic of the Philippines	0.911%	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	600	572	1,172
162

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	Republic of South Africa	1.980%	545,000	USD	$545,000	1.000%	Quarterly	Jun 2031	$(24,812)	$439	(24,373)
					$1,365,000				$(66,094)	$1,289	$(64,805)
Centrally cleared	CDX.NA.HY.45	3.651%	707,850	USD	707,850	5.000%	Quarterly	Dec 2030	35,823	2,677	38,500
Centrally cleared	CDX.NA.HY.46	3.857%	2,820,825	USD	2,820,825	5.000%	Quarterly	Jun 2031	110,633	29,334	139,967
Centrally cleared	iTraxx Europe Crossover Series 45 Version 1	3.533%	1,035,000	EUR	1,194,458	5.000%	Quarterly	Jun 2031	76,557	381	76,938
Centrally cleared	iTraxx Europe Series 45 Version 1	0.714%	890,000	EUR	1,025,102	1.000%	Quarterly	Jun 2031	13,164	1,302	14,466
Centrally cleared	iTraxx Europe Sub Financials Series 45 Version 1	0.777%	1,780,000	EUR	2,054,165	1.000%	Quarterly	Jun 2031	22,044	607	22,651
					$7,802,400				$258,221	$34,301	$292,522
					$9,167,400				$192,127	$35,590	$227,717
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	2,085,000	Jun 2026	BOA	—	$(9,797)	$(9,797)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	2,080,000	Jun 2026	BOA	—	2,516	2,516
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR-OIS	At Maturity	USD	915,000	Jun 2026	JPM	—	994	994
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,720,000	Jun 2026	JPM	—	145	145
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,345,000	Dec 2026	JPM	—	506	506
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,525,000	Jun 2026	MSI	—	1,656	1,656
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,700,000	Jun 2026	MSI	—	(511)	(511)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	3,400,000	Sep 2026	MSI	—	28,200	28,200
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	3,400,000	Sep 2026	MSI	—	6,022	6,022
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	14,815,000	Dec 2026	MSI	—	(5,835)	(5,835)
								—	$23,896	$23,896

* Portfolio will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the portfolio has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the portfolio has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	210,000	USD	$210,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	$43,723	$43,723
CITI	1,290,000	USD	1,290,000	Fixed 2.440%	USA CPI All Urban Consumers	At Maturity	At Maturity	Sep 2055	$(3,730)	(22,861)	(26,591)
JPM	1,700,000	USD	1,700,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	(35,228)	328,643	293,415
			$3,200,000						$(38,958)	$349,505	$310,547
163

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Inflation swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	3,195,000	USD	$3,195,000	Fixed 2.379%	USA CPI All Urban Consumers	At Maturity	At Maturity	Mar 2056	$15,629	$(48,620)	$(32,991)
Centrally cleared	1,695,000	USD	1,695,000	Fixed 2.407%	USA CPI All Urban Consumers	At Maturity	At Maturity	Mar 2056	1,276	(26,960)	(25,684)
Centrally cleared	1,635,000	USD	1,635,000	Fixed 2.380%	USA CPI All Urban Consumers	At Maturity	At Maturity	Mar 2056	1,541	(18,721)	(17,180)
			$6,525,000						$18,446	$(94,301)	$(75,855)
			$9,725,000						$(20,512)	$255,204	$234,692
Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
VND	Vietnamese Dong
ZAR	South African Rand
164

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
BUBOR	Budapest Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
FRA	Forward Rate Agreement
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SHIR	Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSB	State Street Bank and Trust Company
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.3%
Consumer discretionary – 2.3%
Hotels, restaurants and leisure – 2.3%
Hilton Worldwide Holdings, Inc.	16,286	$4,952,247
Marriott International, Inc., Class A	7,017	2,295,050
		7,247,297
Health care – 1.7%
Health care providers and services – 1.7%
Brookdale Senior Living, Inc. (A)	375,171	5,132,339
Real estate – 94.3%
Diversified REITs – 8.6%
Essential Properties Realty Trust, Inc.	247,970	7,528,369
Global Net Lease, Inc.	492,348	4,608,377
WP Carey, Inc.	208,701	14,183,320
		26,320,066
Health care REITs – 21.1%
American Healthcare REIT, Inc.	160,891	7,587,620
CareTrust REIT, Inc.	224,523	8,228,768
Ventas, Inc.	83,990	6,868,702
Welltower, Inc.	212,755	42,063,791
		64,748,881
Hotel and resort REITs – 1.8%
Pebblebrook Hotel Trust	244,071	3,082,617
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotel and resort REITs (continued)
Xenia Hotels & Resorts, Inc.	156,954	$2,327,628
		5,410,245
Industrial REITs – 14.8%
EastGroup Properties, Inc.	31,735	5,873,831
LXP Industrial Trust	56,077	2,594,122
Prologis, Inc.	279,703	36,971,143
		45,439,096
Office REITs – 1.2%
COPT Defense Properties	122,269	3,741,431
Residential REITs – 11.2%
Centerspace	51,332	2,949,023
Essex Property Trust, Inc.	37,243	9,012,806
Mid-America Apartment Communities, Inc.	53,940	6,587,153
Sun Communities, Inc.	83,006	10,455,436
UDR, Inc.	163,912	5,536,947
		34,541,365
Retail REITs – 14.2%
Acadia Realty Trust	237,376	4,538,629
Realty Income Corp.	52,390	3,205,220
Regency Centers Corp.	118,905	8,996,352
Simon Property Group, Inc.	109,639	20,450,963
Tanger, Inc.	43,285	1,470,824

165

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
The Macerich Company	264,235	$4,994,042
		43,656,030
Specialized REITs – 21.4%
Digital Realty Trust, Inc.	54,011	9,733,322
Equinix, Inc.	33,332	32,673,360
National Storage Affiliates Trust	100,593	3,796,380
Outfront Media, Inc.	202,033	5,353,875
Public Storage	52,692	14,273,209
		65,830,146
		289,687,260
TOTAL COMMON STOCKS (Cost $263,261,904)		$302,066,896
SHORT-TERM INVESTMENTS – 1.6%
Short-term funds – 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5918% (B)	5,016,650	5,016,650
TOTAL SHORT-TERM INVESTMENTS (Cost $5,016,650)		$5,016,650
Total Investments (Real Estate Securities Trust) (Cost $268,278,554) – 99.9%		$307,083,546
Other assets and liabilities, net – 0.1%		158,630
TOTAL NET ASSETS – 100.0%		$307,242,176
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-26.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 91.7%
Communication services – 13.1%
Diversified telecommunication services – 0.8%
AST SpaceMobile, Inc. (A)	3,900	$323,193
Verizon Communications, Inc.	159,800	8,021,960
		8,345,153
Interactive media and services – 12.3%
Alphabet, Inc., Class A	175,075	50,344,567
Alphabet, Inc., Class C	142,330	40,828,784
Meta Platforms, Inc., Class A	64,403	36,846,888
		128,020,239
		136,365,392
Industrials – 0.4%
Construction and engineering – 0.1%
Argan, Inc.	3,000	1,633,950
Electrical equipment – 0.3%
Bloom Energy Corp., Class A (A)	1,100	149,039
Vertiv Holdings Company, Class A	4,400	1,102,552
Vicor Corp. (A)	12,800	2,060,800
		3,312,391
		4,946,341
Information technology – 78.2%
Communications equipment – 7.4%
Arista Networks, Inc. (A)	97,050	11,915,799
Ciena Corp. (A)	29,350	11,394,551
Cisco Systems, Inc.	378,834	29,393,730
F5, Inc. (A)	1,300	376,129
Lumentum Holdings, Inc. (A)	14,000	9,838,640
Motorola Solutions, Inc.	22,000	9,547,340
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Ondas, Inc. (A)(B)	45,500	$411,320
Viasat, Inc. (A)	13,500	618,300
Viavi Solutions, Inc. (A)	109,100	3,630,848
		77,126,657
Electronic equipment, instruments and components – 4.6%
Advanced Energy Industries, Inc.	3,100	1,000,401
Amphenol Corp., Class A	84,353	10,658,002
Chroma ATE, Inc.	32,000	1,535,501
Coherent Corp. (A)	15,400	3,668,434
Corning, Inc.	57,172	7,773,677
Delta Electronics, Inc.	25,000	1,127,259
Fabrinet (A)	6,900	3,598,488
Flex, Ltd. (A)	48,600	3,181,356
Jabil, Inc.	15,805	4,198,282
Keysight Technologies, Inc. (A)	19,100	5,393,267
Littelfuse, Inc.	1,800	610,830
TE Connectivity PLC	3,652	763,341
Teledyne Technologies, Inc. (A)	4,400	2,662,044
TTM Technologies, Inc. (A)	22,500	2,191,950
		48,362,832
IT services – 4.1%
Akamai Technologies, Inc. (A)	22,400	2,572,640
Applied Digital Corp. (A)	32,100	762,054
Cloudflare, Inc., Class A (A)	31,500	6,499,710
CoreWeave, Inc., Class A (A)	14,300	1,107,821
DigitalOcean Holdings, Inc. (A)	22,200	1,904,316
Fastly, Inc., Class A (A)	112,700	3,275,062
IBM Corp.	64,700	15,682,633
Shopify, Inc., Class A (A)	78,300	9,287,946
Snowflake, Inc. (A)	9,000	1,357,380
Whitefiber, Inc. (A)(B)	9,450	112,550
		42,562,112
Semiconductors and semiconductor equipment – 35.5%
Advanced Micro Devices, Inc. (A)	130,795	26,607,627
Advantest Corp.	11,100	1,531,874
Amkor Technology, Inc.	42,400	1,909,272
Analog Devices, Inc.	18,300	5,821,962
Applied Materials, Inc.	43,800	14,970,402
ASM International NV	3,894	2,951,467
AXT, Inc. (A)	31,800	1,811,964
Broadcom, Inc.	274,299	84,898,283
Disco Corp.	700	285,308
Entegris, Inc.	12,100	1,418,604
FormFactor, Inc. (A)	29,204	2,832,496
Impinj, Inc. (A)	3,600	369,720
Intel Corp. (A)	338,554	14,940,388
Kioxia Holdings Corp. (A)	28,400	3,709,043
KLA Corp.	6,100	8,981,701
Lam Research Corp.	84,596	18,074,781
Lattice Semiconductor Corp. (A)	62,600	5,806,776
MACOM Technology Solutions Holdings, Inc. (A)	11,400	2,531,598
Marvell Technology, Inc.	76,000	7,527,800
Micron Technology, Inc.	72,624	24,535,292
MKS, Inc.	19,800	4,550,238
Monolithic Power Systems, Inc.	4,106	4,489,295
NVIDIA Corp.	544,404	94,944,058
ON Semiconductor Corp. (A)	5,800	359,136
Onto Innovation, Inc. (A)	5,300	1,086,871
Qnity Electronics, Inc.	28,800	3,322,944
Rambus, Inc. (A)	1,657	142,552
Semtech Corp. (A)	9,500	730,455
SiTime Corp. (A)	3,200	1,105,120
SK Hynix, Inc.	4,764	2,702,926

166

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Taiwan Semiconductor Manufacturing Company, Ltd.	269,000	$15,557,487
Teradyne, Inc.	21,900	6,492,474
Tower Semiconductor, Ltd. (A)	15,920	2,793,642
		369,793,556
Software – 14.0%
AppLovin Corp., Class A (A)	9,500	3,781,000
Crowdstrike Holdings, Inc., Class A (A)	11,300	4,411,633
Datadog, Inc., Class A (A)	9,400	1,109,670
InterDigital, Inc.	12,709	3,838,118
Intuit, Inc.	2,900	1,253,902
Microsoft Corp.	214,347	79,344,829
Oracle Corp.	107,700	15,843,747
Palantir Technologies, Inc., Class A (A)	167,600	24,516,528
Palo Alto Networks, Inc. (A)	9,700	1,555,104
Salesforce, Inc.	48,700	9,090,829
ServiceNow, Inc. (A)	14,800	1,547,340
		146,292,700
Technology hardware, storage and peripherals – 12.6%
Apple, Inc.	399,385	101,359,918
Dell Technologies, Inc., Class C	22,600	3,709,338
Hewlett Packard Enterprise Company	23,496	559,440
Samsung Electronics Company, Ltd.	27,817	3,253,512
Sandisk Corp. (A)	15,300	9,720,702
Seagate Technology Holdings PLC	10,900	4,270,184
Western Digital Corp.	31,600	8,547,484
		131,420,578
		815,558,435
TOTAL COMMON STOCKS (Cost $1,006,389,443)		$956,870,168
SHORT-TERM INVESTMENTS – 7.7%
Short-term funds – 7.7%
John Hancock Collateral Trust, 3.6657% (C)(D)	63,151	631,615
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5918% (C)	641,819	641,819
T. Rowe Price Government Reserve Fund, 3.6718% (C)	78,637,677	78,637,677
TOTAL SHORT-TERM INVESTMENTS (Cost $79,911,118)		$79,911,111
Total Investments (Science & Technology Trust) (Cost $1,086,300,561) – 99.4%		$1,036,781,279
Other assets and liabilities, net – 0.6%		5,981,686
TOTAL NET ASSETS – 100.0%		$1,042,762,965
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $609,835.
(C)	The rate shown is the annualized seven-day yield as of 3-31-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 54.2%
U.S. Government – 19.8%
U.S. Treasury Bonds
1.375%, 08/15/2050	$72,648,000	$35,523,737
1.625%, 11/15/2050	44,971,000	23,463,970
2.000%, 02/15/2050	55,550,000	32,340,516
3.375%, 11/15/2048	11,383,000	8,920,092
4.625%, 02/15/2046 to 11/15/2055	20,460,000	19,615,037
U.S. Treasury Notes
3.375%, 02/29/2028	6,386,000	6,335,611
3.500%, 03/15/2029 to 11/30/2030	61,315,000	60,610,610
3.875%, 03/31/2031 to 12/31/2032	10,632,000	10,580,819
4.125%, 07/31/2031 to 02/15/2036	38,744,000	38,285,210
4.250%, 03/31/2033	32,950,000	33,176,531
		268,852,133
U.S. Government Agency – 34.4%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036 to 03/01/2052	4,371,496	3,755,978
2.500%, 08/01/2051 to 12/01/2051	11,500,373	9,846,193
3.000%, 03/01/2043 to 06/01/2052	20,189,663	18,241,429
3.500%, 10/01/2046 to 07/01/2052	26,649,622	24,630,191
4.000%, 08/01/2037 to 04/01/2053	24,768,672	23,685,239
4.500%, 12/01/2037 to 06/01/2054	26,292,954	25,605,642
5.000%, 08/01/2052 to 01/01/2055	46,266,599	46,015,264
5.500%, 06/01/2053 to 09/01/2055	15,805,175	16,046,519
Federal National Mortgage Association
2.000%, 06/01/2036 to 02/01/2052	27,367,342	23,171,555
2.500%, 08/01/2035 to 03/01/2052	29,958,791	25,997,924
3.000%, 03/01/2033 to 09/01/2052	51,921,264	46,553,359
3.500%, 04/01/2045 to 08/01/2053	38,586,901	35,685,660
4.000%, 10/01/2037 to 07/01/2052	56,820,142	54,471,310
4.500%, 11/01/2037 to 04/01/2053	51,047,053	49,726,973
5.000%, 09/01/2052 to 11/01/2053	35,757,007	35,580,422
5.500%, 12/01/2052 to 09/01/2055	25,996,208	26,372,175
		465,385,833
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $750,357,563)		$734,237,966
FOREIGN GOVERNMENT OBLIGATIONS – 0.1%
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 5.875%, 01/12/2056 (A)	2,214,000	2,119,281
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,191,567)		$2,119,281
CORPORATE BONDS – 30.6%
Communication services – 1.7%
Alphabet, Inc. 4.400%, 02/15/2033	1,920,000	1,896,087
AT&T, Inc.
2.750%, 06/01/2031	2,193,000	2,005,354
4.500%, 05/15/2035	1,545,000	1,464,449
4.750%, 04/30/2033	1,092,000	1,081,656
Charter Communications Operating LLC
2.800%, 04/01/2031	1,197,000	1,074,675
6.384%, 10/23/2035	1,196,000	1,214,518
Meta Platforms, Inc.
4.200%, 11/15/2030	2,227,000	2,205,391
4.600%, 11/15/2032	1,408,000	1,394,186
5.625%, 11/15/2055	190,000	178,104
Netflix, Inc. 4.875%, 06/15/2030 (A)	1,536,000	1,557,945
News Corp.
3.875%, 05/15/2029 (A)	1,586,000	1,530,608
5.125%, 02/15/2032 (A)	1,283,000	1,254,407

167

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
NTT Finance Corp. 5.171%, 07/16/2032 (A)	$178,000	$179,303
STC Sukuk Company II, Ltd. 4.489%, 01/15/2031 (A)	855,000	834,372
T-Mobile USA, Inc. 3.875%, 04/15/2030	4,113,000	4,005,531
WMG Acquisition Corp. 3.875%, 07/15/2030 (A)	1,048,000	985,017
		22,861,603
Consumer discretionary – 0.8%
Airbnb, Inc. 4.650%, 03/16/2031	817,000	815,159
Amazon.com, Inc. 4.550%, 03/13/2033	1,007,000	997,308
General Motors Financial Company, Inc. 5.600%, 06/18/2031	3,796,000	3,885,210
Hyundai Capital America 5.400%, 01/08/2031 (A)	630,000	642,532
Marriott International, Inc. 4.500%, 05/01/2033	957,000	924,670
MercadoLibre, Inc. 4.900%, 01/15/2033	362,000	351,212
Royal Caribbean Cruises, Ltd. 5.375%, 01/15/2036	182,000	178,805
The Home Depot, Inc.
3.250%, 04/15/2032	1,391,000	1,298,383
4.950%, 06/25/2034	2,092,000	2,107,145
		11,200,424
Consumer staples – 1.0%
Bimbo Bakeries USA, Inc. 6.050%, 01/15/2029 (A)	695,000	718,096
JBS NV
3.625%, 01/15/2032	2,522,000	2,336,104
5.750%, 04/01/2033	1,677,000	1,731,067
5.950%, 04/20/2035	724,000	751,558
Kenvue, Inc.
4.850%, 05/22/2032	859,000	868,149
4.900%, 03/22/2033	180,000	181,449
Mars, Inc.
4.800%, 03/01/2030 (A)	1,778,000	1,796,712
5.000%, 03/01/2032 (A)	1,841,000	1,862,860
Pilgrim's Pride Corp. 6.250%, 07/01/2033	1,703,000	1,783,348
Unilever Capital Corp. 5.900%, 11/15/2032	838,000	907,033
		12,936,376
Energy – 3.3%
Aker BP ASA 3.750%, 01/15/2030 (A)	289,000	277,697
Antero Resources Corp. 5.375%, 03/01/2030 (A)	1,958,000	1,967,976
BP Capital Markets America, Inc. 4.812%, 02/13/2033	179,000	179,579
Cheniere Energy Partners LP
3.250%, 01/31/2032	2,851,000	2,598,430
5.550%, 10/30/2035	1,044,000	1,063,156
5.950%, 06/30/2033	953,000	999,040
Columbia Pipelines Holding Company LLC
4.999%, 11/17/2032 (A)	418,000	415,247
5.681%, 01/15/2034 (A)	1,411,000	1,443,761
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (A)	656,000	691,204
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Continental Resources, Inc.
2.875%, 04/01/2032 (A)	$361,000	$316,198
5.750%, 01/15/2031 (A)	768,000	782,715
Devon Energy Corp. 5.200%, 09/15/2034 (B)	181,000	181,453
DT Midstream, Inc.
4.375%, 06/15/2031 (A)	1,329,000	1,281,066
5.800%, 12/15/2034 (A)	1,078,000	1,106,780
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	1,982,000	1,978,088
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	158,000	177,762
Energy Transfer LP
5.150%, 03/15/2045	1,473,000	1,282,121
5.600%, 09/01/2034	1,303,000	1,327,972
Enterprise Products Operating LLC
5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	1,239,000	1,227,953
5.350%, 01/31/2033	174,000	179,470
EOG Resources, Inc. 5.000%, 07/15/2032	177,000	179,202
Expand Energy Corp. 4.750%, 02/01/2032	284,000	276,721
MPLX LP
4.950%, 09/01/2032	1,612,000	1,604,693
5.000%, 03/01/2033	1,620,000	1,610,903
Occidental Petroleum Corp.
5.375%, 01/01/2032	1,066,000	1,081,972
6.450%, 09/15/2036	1,906,000	2,036,559
6.625%, 09/01/2030	802,000	862,416
Ovintiv, Inc.
6.250%, 07/15/2033	1,279,000	1,349,503
7.200%, 11/01/2031	322,000	353,850
Permian Resources Operating LLC 6.250%, 02/01/2033 (A)	1,002,000	1,020,673
Plains All American Pipeline LP 4.700%, 01/15/2031	889,000	886,294
Repsol E&P Capital Markets US LLC 5.204%, 09/16/2030 (A)	1,431,000	1,443,104
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	1,406,000	1,395,792
Targa Resources Corp.
5.500%, 02/15/2035	1,592,000	1,606,159
6.150%, 03/01/2029	1,314,000	1,368,993
Targa Resources Partners LP 4.000%, 01/15/2032	189,000	179,116
Var Energi ASA
5.875%, 05/22/2030 (A)	973,000	1,003,793
8.000%, 11/15/2032 (A)	2,850,000	3,241,497
Viper Energy Partners LLC 4.900%, 08/01/2030	935,000	934,383
Western Midstream Operating LP
4.050%, 02/01/2030	685,000	665,186
5.450%, 11/15/2034	871,000	862,482
Whistler Pipeline LLC
5.400%, 09/30/2029 (A)	869,000	890,154
5.700%, 09/30/2031 (A)	982,000	1,008,691
		45,339,804

168

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 11.5%
Ally Financial, Inc.
5.548%, (5.548% to 7-31-32, then Overnight SOFR + 1.780%), 07/31/2033	$1,116,000	$1,096,223
5.737%, (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%), 05/15/2029	1,147,000	1,164,888
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	1,542,000	1,546,480
8.000%, 11/01/2031	881,000	976,877
American National Global Funding 4.875%, 01/23/2031 (A)	1,160,000	1,135,368
Apollo Debt Solutions BDC
6.700%, 07/29/2031	212,000	214,476
6.900%, 04/13/2029	523,000	535,129
Ares Strategic Income Fund
5.150%, 01/15/2031 (A)	804,000	759,354
5.450%, 09/09/2028 (A)	699,000	691,726
5.600%, 02/15/2030	184,000	179,041
5.700%, 03/15/2028	254,000	253,606
5.800%, 09/09/2030 (A)	237,000	230,456
6.200%, 03/21/2032	1,547,000	1,516,228
6.350%, 08/15/2029	519,000	520,661
Athene Global Funding
4.721%, 10/08/2029 (A)	153,000	150,526
5.322%, 11/13/2031 (A)	1,218,000	1,204,150
Athene Holding, Ltd.
3.500%, 01/15/2031	2,453,000	2,275,225
6.625%, (6.625% to 10-15-34, then 5 Year CMT + 2.607%), 10/15/2054	1,331,000	1,229,348
Atlas Warehouse Lending Company LP
5.250%, 01/15/2033 (A)	996,000	964,597
6.250%, 01/15/2030 (A)	985,000	1,013,016
Augusta SpinCo Corp. 4.945%, 03/23/2033	1,001,000	997,537
Banco Santander SA 4.551%, 11/06/2030	1,201,000	1,183,796
Bank Hapoalim BM
4.722%, 07/14/2029 (A)	239,000	236,136
5.252%, 01/14/2033 (A)	705,000	695,481
Bank of America Corp.
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	1,100,000	1,016,219
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	4,042,000	3,662,935
4.571%, (4.571% to 4-27-32, then Overnight SOFR + 1.830%), 04/27/2033	4,022,000	3,951,677
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	3,161,000	3,153,613
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035	1,087,000	1,086,975
6.625%, (6.625% to 5-1-30, then 5 Year CMT + 2.684%), 05/01/2030 (C)	1,958,000	2,007,430
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	2,223,000	2,282,921
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays PLC 5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030	$3,910,000	$4,017,754
Blackstone Private Credit Fund
5.050%, 09/10/2030	197,000	185,732
5.250%, 04/01/2030	184,000	175,336
5.950%, 07/16/2029	1,081,000	1,065,026
7.300%, 11/27/2028	1,017,000	1,037,812
BNP Paribas SA 9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (A)(C)	398,000	415,006
BPCE SA 4.760%, (4.760% to 1-13-31, then Overnight SOFR + 1.267%), 01/13/2032 (A)	182,000	179,478
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055	188,000	180,073
Canadian Imperial Bank of Commerce 6.500%, (6.500% to 7-28-31, then 5 Year CMT + 2.727%), 07/28/2086	994,000	971,608
Cantor Fitzgerald LP 7.200%, 12/12/2028 (A)	1,263,000	1,312,108
Capital One Financial Corp. 6.700%, 11/29/2032	1,422,000	1,544,930
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	200,000	178,909
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	1,423,000	1,472,974
Citizens Financial Group, Inc.
3.250%, 04/30/2030	653,000	615,675
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	555,000	561,611
5.299%, (5.299% to 1-29-31, then 5 Year CMT + 1.450%), 01/29/2036	630,000	624,328
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	2,032,000	2,088,707
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	340,000	364,399
CNO Financial Group, Inc.
5.250%, 05/30/2029	853,000	854,660
6.450%, 06/15/2034	1,124,000	1,159,818
CNO Global Funding 4.700%, 12/11/2030 (A)	1,175,000	1,159,230
Credit Agricole SA
3.250%, 01/14/2030 (A)	1,201,000	1,126,758
5.862%, (5.862% to 1-9-35, then Overnight SOFR + 1.740%), 01/09/2036 (A)	1,049,000	1,080,572
Danske Bank A/S
4.999%, (4.999% to 3-27-31, then 1 Year CMT + 0.980%), 03/27/2032 (A)	1,895,000	1,899,714
5.019%, (5.019% to 3-4-30, then 1 Year CMT + 0.930%), 03/04/2031 (A)	1,040,000	1,046,736

169

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Deutsche Bank AG
4.469%, (4.469% to 12-10-30, then Overnight SOFR + 1.100%), 12/10/2031	$432,000	$424,757
4.725%, (4.725% to 2-6-31, then Overnight SOFR + 1.135%), 02/06/2032	267,000	262,935
4.950%, (4.950% to 8-4-30, then Overnight SOFR + 1.300%), 08/04/2031	668,000	665,484
6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	310,000	325,490
Enact Holdings, Inc. 6.250%, 05/28/2029	491,000	505,333
Fifth Third Bancorp
4.772%, (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%), 07/28/2030	1,330,000	1,330,200
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	801,000	825,682
Fifth Third Financial Corp. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	248,000	255,901
First Citizens BancShares, Inc.
4.869%, (4.869% to 3-3-31, then Overnight SOFR + 1.487%), 03/03/2032	976,000	942,969
5.231%, (5.231% to 3-12-30, then Overnight SOFR + 1.410%), 03/12/2031	955,000	946,955
5.600%, (5.600% to 9-5-30, then 5 Year CMT + 1.850%), 09/05/2035	279,000	272,688
First Horizon Corp. 5.514%, (5.514% to 3-7-30, then Overnight SOFR + 1.766%), 03/07/2031	178,000	180,350
GA Global Funding Trust
4.500%, 09/18/2030 (A)	2,138,000	2,057,936
5.200%, 12/09/2031 (A)	1,195,000	1,170,606
HPS Corporate Lending Fund
5.150%, 04/02/2029 (A)	849,000	824,930
5.450%, 11/15/2030 (A)	673,000	643,547
5.950%, 04/14/2032	495,000	478,252
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	357,000	362,411
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	766,000	780,177
6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	1,087,000	1,127,674
ING Groep NV
5.335%, (5.335% to 3-19-29, then Overnight SOFR + 1.440%), 03/19/2030	283,000	288,998
6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	751,000	792,107
Intercontinental Exchange, Inc. 4.600%, 03/15/2033	1,481,000	1,460,352
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co.
4.347%, (4.347% to 1-22-31, then Overnight SOFR + 0.840%), 01/22/2032	$182,000	$179,432
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	2,186,000	2,190,662
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030	797,000	808,315
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	894,000	905,070
5.576%, (5.576% to 7-23-35, then Overnight SOFR + 1.635%), 07/23/2036	3,542,000	3,587,006
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	495,000	510,180
KeyBank NA 5.000%, 01/26/2033	1,211,000	1,193,557
KeyCorp
5.121%, (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%), 04/04/2031	1,417,000	1,430,978
5.305%, (5.305% to 1-28-36, then Overnight SOFR + 1.367%), 01/28/2037	941,000	921,574
6.401%, (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%), 03/06/2035	997,000	1,057,061
Lazard Group LLC
4.375%, 03/11/2029	511,000	505,045
6.000%, 03/15/2031	1,547,000	1,606,972
Lloyds Banking Group PLC
6.625%, (6.625% to 9-27-35, then 5 Year CMT + 2.681%), 09/27/2035 (C)	191,000	182,365
6.750%, (6.750% to 9-27-31, then 5 Year CMT + 3.150%), 09/27/2031 (C)	660,000	656,461
M&T Bank Corp.
5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (C)	471,000	467,160
5.179%, (5.179% to 7-8-30, then Overnight SOFR + 1.400%), 07/08/2031	1,313,000	1,326,760
5.385%, (5.385% to 1-16-35, then Overnight SOFR + 1.610%), 01/16/2036	737,000	730,932
5.400%, (5.400% to 7-30-30, then 5 Year CMT + 1.430%), 07/30/2035	794,000	791,446
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (A)	188,000	178,400
MassMutual Global Funding II 4.350%, 09/17/2031 (A)	1,245,000	1,221,838
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	736,000	751,484
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	1,471,000	1,287,829

170

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	$1,158,000	$996,329
4.708%, (4.708% to 3-12-31, then Overnight SOFR + 1.195%), 03/12/2032	769,000	763,822
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	817,000	819,834
Morgan Stanley Private Bank NA 4.465%, (4.465% to 11-19-30, then Overnight SOFR + 1.020%), 11/19/2031	1,318,000	1,297,546
National Rural Utilities Cooperative Finance Corp. 8.000%, 03/01/2032	415,000	480,143
NatWest Group PLC
7.300%, (7.300% to 5-19-35, then 5 Year CMT + 2.937%), 11/19/2034 (C)	827,000	840,040
8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (B)(C)	1,541,000	1,668,174
NMI Holdings, Inc. 6.000%, 08/15/2029	902,000	922,088
Nordea Bank ABP 6.300%, (6.300% to 3-25-32, then 5 Year CMT + 2.660%), 09/25/2031 (A)(B)(C)	1,099,000	1,093,556
Old National Bancorp 5.768%, (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%), 02/15/2036	872,000	867,788
Pinnacle Bank 5.957%, (5.957% to 1-15-31, then 5 Year CMT + 2.300%), 01/15/2036	698,000	691,269
Radian Group, Inc. 6.200%, 05/15/2029	1,532,000	1,582,977
Regions Financial Corp.
5.502%, (5.502% to 9-6-34, then Overnight SOFR + 2.060%), 09/06/2035	2,313,000	2,316,150
5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	1,107,000	1,135,276
Reinsurance Group of America, Inc. 6.650%, (6.650% to 9-15-35, then 5 Year CMT + 2.392%), 09/15/2055	982,000	977,629
Royal Bank of Canada 6.500%, (6.500% to 11-24-35, then 5 Year CMT + 2.462%), 11/24/2085	941,000	909,604
S&P Global, Inc. 2.900%, 03/01/2032	172,000	156,849
Simmons First National Corp. 6.250%, (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%), 10/01/2035	821,000	820,269
Sixth Street Lending Partners
5.750%, 01/15/2030	706,000	695,406
6.125%, 07/15/2030	582,000	578,590
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (A)	2,549,000	2,049,317
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	$230,000	$233,034
The Goldman Sachs Group, Inc. 2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	4,033,000	3,622,655
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	1,883,000	1,876,737
5.575%, (5.575% to 1-29-35, then Overnight SOFR + 1.394%), 01/29/2036	1,196,000	1,221,002
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	1,149,000	1,203,377
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (C)	1,550,000	1,563,600
Truist Financial Corp.
5.153%, (5.153% to 8-5-31, then Overnight SOFR + 1.571%), 08/05/2032	1,855,000	1,879,379
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	2,960,000	3,084,106
6.123%, (6.123% to 10-28-32, then Overnight SOFR + 2.300%), 10/28/2033	415,000	438,742
U.S. Bancorp
4.839%, (4.839% to 2-1-33, then Overnight SOFR + 1.600%), 02/01/2034	2,041,000	2,017,074
5.083%, (5.083% to 5-15-30, then Overnight SOFR + 1.296%), 05/15/2031	566,000	574,126
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	1,365,000	1,397,899
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	2,097,000	2,188,703
UBS Group AG
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (A)	170,000	180,718
7.000%, (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%), 02/10/2030 (A)(C)	856,000	847,759
7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (A)(C)	183,000	179,499
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (A)(C)	618,000	696,016
Webster Financial Corp. 5.784%, (5.784% to 9-11-30, then 5 Year CMT + 2.125%), 09/11/2035	926,000	940,439
Wells Fargo & Company
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	4,481,000	4,114,390

171

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	$691,000	$687,944
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	1,035,000	1,055,060
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	870,000	941,996
		155,274,221
Health care – 2.1%
Abbott Laboratories 4.300%, 03/15/2033	3,722,000	3,642,559
AbbVie, Inc.
4.400%, 03/15/2033	824,000	808,902
5.050%, 03/15/2034	1,150,000	1,167,198
Amgen, Inc.
5.250%, 03/02/2033	4,647,000	4,768,881
5.650%, 03/02/2053	1,500,000	1,452,813
Cencora, Inc. 2.800%, 05/15/2030	600,000	559,652
CVS Health Corp. 5.000%, 09/15/2032	1,100,000	1,100,882
Fresenius Medical Care US Finance III, Inc. 3.750%, 06/15/2029 (A)	948,000	919,973
HCA, Inc.
4.300%, 11/15/2030	972,000	955,945
4.600%, 11/15/2032	1,155,000	1,123,449
5.450%, 04/01/2031	434,000	444,849
IQVIA, Inc. 6.250%, 02/01/2029	172,000	178,766
Medtronic Global Holdings SCA 4.500%, 03/30/2033	1,475,000	1,456,405
Merck & Company, Inc. 4.450%, 12/04/2032	1,465,000	1,454,968
Pfizer Investment Enterprises Pte, Ltd. 4.750%, 05/19/2033	969,000	965,308
Roche Holdings, Inc. 5.489%, 11/13/2030 (A)	2,008,000	2,100,563
Royalty Pharma PLC 5.150%, 09/02/2029	177,000	180,187
Solventum Corp. 5.450%, 03/13/2031	951,000	975,697
Thermo Fisher Scientific, Inc. 4.473%, 10/07/2032	1,489,000	1,473,381
UnitedHealth Group, Inc. 5.950%, 06/15/2055	1,351,000	1,360,970
Universal Health Services, Inc. 2.650%, 10/15/2030	963,000	866,961
		27,958,309
Industrials – 2.9%
AerCap Ireland Capital DAC 6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056	847,000	847,872
Air Canada 2015-2 Class AA Pass Through Trust 3.750%, 06/15/2029 (A)	1,304,889	1,288,883
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	717,990	705,062
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	1,387,538	1,344,289
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	$184,438	$179,320
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	186,541	177,662
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	1,534,989	1,415,575
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	581,354	541,349
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	729,462	651,802
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	656,915	626,463
American Airlines 2025-1 Class A Pass Through Trust 4.900%, 05/11/2038	1,680,000	1,634,642
American Airlines 2025-1 Class B Pass Through Trust 5.650%, 11/11/2034	1,000,000	1,004,373
Ashtead Capital, Inc. 5.550%, 05/30/2033 (A)	804,000	811,843
BAE Systems PLC 5.250%, 03/26/2031 (A)	436,000	447,429
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (A)	1,085,325	1,048,852
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (A)	232,000	246,948
DAE Funding LLC
3.375%, 03/20/2028 (A)	2,132,000	2,049,110
4.950%, 01/15/2033 (A)	1,415,000	1,341,608
Eaton Corp. 4.500%, 03/06/2033	1,151,000	1,135,221
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	937,592	830,926
JetBlue 2020-1 Class A Pass Through Trust 4.000%, 11/15/2032	1,017,969	964,378
Lockheed Martin Corp. 5.250%, 01/15/2033	1,756,000	1,828,077
Novartis Capital Corp. 4.600%, 03/18/2033	1,018,000	1,013,674
The Boeing Company 6.528%, 05/01/2034	4,013,000	4,371,532
Tyco Electronics Group SA 4.500%, 02/09/2031	1,509,000	1,505,136
Union Pacific Corp. 2.800%, 02/14/2032	1,367,000	1,243,134
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028 (B)	1,005,922	977,029
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	860,118	828,872
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	1,562,259	1,588,357

172

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	$877,845	$903,548
United Airlines 2024-1 Class A Pass Through Trust 5.875%, 02/15/2037	1,412,437	1,451,212
United Airlines 2024-1 Class AA Pass Through Trust 5.450%, 02/15/2037	1,756,384	1,789,666
Waste Management, Inc. 4.150%, 04/15/2032	1,457,000	1,429,072
Weir Group, Inc. 5.350%, 05/06/2030 (A)	174,000	176,306
WSP Global, Inc. 5.714%, 09/18/2036 (A)	1,137,000	1,126,771
		39,525,993
Information technology – 2.6%
Amphenol Corp. 4.400%, 02/15/2033	1,455,000	1,420,048
Broadcom, Inc.
3.419%, 04/15/2033	3,191,000	2,917,926
4.550%, 02/15/2032	81,000	80,296
4.800%, 02/15/2036	1,801,000	1,755,859
4.900%, 07/15/2032	968,000	976,460
CDW LLC 5.100%, 03/01/2030	883,000	881,643
Dell International LLC
4.500%, 02/15/2031	1,293,000	1,277,716
4.750%, 10/06/2032	1,069,000	1,053,810
5.300%, 04/01/2032	1,704,000	1,730,456
5.400%, 04/15/2034	1,956,000	1,973,607
Foundry JV Holdco LLC
6.100%, 01/25/2036 (A)	1,222,000	1,258,811
6.250%, 01/25/2035 (A)	2,054,000	2,151,327
Jabil, Inc. 4.750%, 02/01/2033	1,316,000	1,281,393
KLA Corp. 4.650%, 07/15/2032	1,484,000	1,490,584
Marvell Technology, Inc. 5.950%, 09/15/2033	894,000	946,103
Micron Technology, Inc.
2.703%, 04/15/2032	1,292,000	1,165,582
5.650%, 11/01/2032	653,000	689,327
5.800%, 01/15/2035	1,729,000	1,840,931
6.050%, 11/01/2035	711,000	767,199
Motorola Solutions, Inc.
2.300%, 11/15/2030	1,510,000	1,361,042
2.750%, 05/24/2031	822,000	747,005
Oracle Corp.
4.700%, 09/27/2034	200,000	182,524
4.800%, 09/26/2032	1,374,000	1,308,526
5.250%, 02/03/2032	183,000	179,735
5.550%, 02/06/2053	1,197,000	955,040
5.700%, 02/04/2036	1,290,000	1,240,320
Qorvo, Inc.
3.375%, 04/01/2031 (A)	289,000	261,395
4.375%, 10/15/2029	181,000	177,000
TD SYNNEX Corp.
2.650%, 08/09/2031	960,000	851,868
5.300%, 10/10/2035	829,000	803,155
6.100%, 04/12/2034	640,000	660,122
VMware LLC 4.700%, 05/15/2030	1,124,000	1,130,890
		35,517,700
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials – 0.5%
Anglo American Capital PLC 5.000%, 03/21/2033 (A)	$845,000	$831,987
Cemex SAB de CV 3.875%, 07/11/2031 (A)	842,000	785,983
Freeport-McMoRan, Inc. 5.400%, 11/14/2034	609,000	617,935
JH North America Holdings, Inc.
5.875%, 01/31/2031 (A)	341,000	338,167
6.125%, 07/31/2032 (A)	875,000	871,513
Rio Tinto Finance USA PLC 5.000%, 03/14/2032	851,000	868,315
SNF Group SACA 5.626%, 03/31/2031 (A)	1,946,000	1,968,963
		6,282,863
Real estate – 1.2%
American Homes 4 Rent LP 4.950%, 06/15/2030	881,000	884,222
American Tower Corp.
4.700%, 12/15/2032	1,796,000	1,764,774
5.200%, 02/15/2029	856,000	870,509
5.550%, 07/15/2033	524,000	538,479
5.650%, 03/15/2033	570,000	588,695
CoStar Group, Inc. 2.800%, 07/15/2030 (A)	2,415,000	2,183,858
FIBRA Prologis 5.500%, 11/26/2035 (A)	200,000	193,184
Host Hotels & Resorts LP 4.250%, 12/15/2028	427,000	421,940
Prologis Targeted U.S. Logistics Fund LP
4.250%, 01/15/2031 (A)	1,091,000	1,067,330
4.625%, 03/15/2033 (A)	855,000	831,462
5.250%, 01/15/2035 (A)	2,280,000	2,282,661
Regency Centers LP
4.500%, 03/15/2033	185,000	180,400
5.000%, 07/15/2032	1,043,000	1,050,759
VICI Properties LP
5.125%, 11/15/2031	1,050,000	1,042,365
5.125%, 05/15/2032	2,167,000	2,135,490
		16,036,128
Utilities – 3.0%
American Electric Power Company, Inc.
5.625%, 03/01/2033	547,000	565,228
5.800%, (5.800% to 3-15-31, then 5 Year CMT + 2.128%), 03/15/2056	1,271,000	1,255,513
6.050%, (6.050% to 3-15-36, then 5 Year CMT + 1.940%), 03/15/2056	583,000	577,797
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (A)	710,087	751,158
Capital Power US Holdings, Inc. 6.189%, 06/01/2035 (A)	174,000	178,168
CenterPoint Energy, Inc.
5.950%, (5.950% to 4-1-31, then 5 Year CMT + 2.223%), 04/01/2056	1,490,000	1,476,751
6.850%, (6.850% to 2-15-35, then 5 Year CMT + 2.946%), 02/15/2055 (B)	1,002,000	1,049,859
7.000%, (7.000% to 2-15-30, then 5 Year CMT + 3.254%), 02/15/2055	1,043,000	1,073,379
Constellation Energy Generation LLC
4.400%, 01/15/2031	1,085,000	1,070,854
6.500%, 10/01/2053	1,358,000	1,441,199
Dominion Energy, Inc.
6.000%, (6.000% to 2-15-31, then 5 Year CMT + 2.262%), 02/15/2056	674,000	669,705

173

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Dominion Energy, Inc. (continued)
6.200%, (6.200% to 2-15-36, then 5 Year CMT + 2.006%), 02/15/2056	$975,000	$966,424
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	199,000	204,805
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	1,006,000	1,064,036
Duke Energy Carolinas LLC 4.950%, 01/15/2033	1,719,000	1,744,957
Duke Energy Corp. 5.750%, 09/15/2033	761,000	791,855
Electricite de France SA 5.650%, 04/22/2029 (A)	814,000	840,313
Entergy Corp.
5.875%, (5.875% to 6-15-31, then 5 Year CMT + 2.179%), 06/15/2056	1,018,000	1,004,440
6.100%, (6.100% to 6-15-36, then 5 Year CMT + 2.013%), 06/15/2056	1,309,000	1,291,895
Eversource Energy 5.125%, 05/15/2033	977,000	973,743
Exelon Corp.
5.125%, 03/15/2031	1,017,000	1,035,099
6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055	679,000	692,283
Georgia Power Company 4.950%, 05/17/2033	177,000	178,396
Indianapolis Power & Light Company 5.650%, 12/01/2032 (A)	977,000	1,009,777
Israel Electric Corp., Ltd. 5.633%, 01/28/2038 (A)	429,000	423,535
National Grid PLC 5.809%, 06/12/2033	880,000	917,911
NextEra Energy Capital Holdings, Inc.
2.440%, 01/15/2032	204,000	179,760
6.375%, (6.375% to 8-15-30, then 5 Year CMT + 2.053%), 08/15/2055	1,450,000	1,477,190
6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055	463,000	477,781
NiSource, Inc.
3.600%, 05/01/2030	1,006,000	969,427
5.750%, (5.750% to 7-15-31, then 5 Year CMT + 2.035%), 07/15/2056	635,000	625,339
NRG Energy, Inc.
5.407%, 10/15/2035 (A)	2,290,000	2,246,318
7.000%, 03/15/2033 (A)	1,079,000	1,168,115
Pacific Gas & Electric Company 5.800%, 05/15/2034	594,000	608,666
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.750%, 02/03/2031 (A)	200,000	194,087
San Diego Gas & Electric Company 5.200%, 03/15/2036	762,000	759,868
Sempra
5.500%, 08/01/2033	175,000	180,212
6.400%, (6.400% to 10-1-34, then 5 Year CMT + 2.632%), 10/01/2054	694,000	691,831
The Southern Company
5.700%, 03/15/2034	554,000	574,072
6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055	1,023,000	1,052,202
Vistra Operations Company LLC
4.300%, 07/15/2029 (A)	1,924,000	1,890,807
4.700%, 01/31/2031 (A)	923,000	908,139
6.000%, 04/15/2034 (A)	1,426,000	1,465,881
6.950%, 10/15/2033 (A)	687,000	747,530
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
WEC Energy Group, Inc. 5.625%, (5.625% to 5-15-31, then 5 Year CMT + 1.905%), 05/15/2056	$1,300,000	$1,273,779
		40,740,084
TOTAL CORPORATE BONDS (Cost $415,965,392)		$413,673,505
MUNICIPAL BONDS – 0.6%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	1,477,000	1,197,817
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	2,522,000	1,910,082
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	2,756,000	1,875,695
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	1,355,000	995,246
Regents of the University of California Medical Center 3.006%, 05/15/2050	2,685,000	1,759,452
TOTAL MUNICIPAL BONDS (Cost $10,938,356)		$7,738,292
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.6%
Commercial and residential – 4.9%
A&D Mortgage Trust
Series 2026-NQM1, Class A1, 4.912%, 02/25/2071 (A)(D)	346,650	343,451
Series 2026-NQM2, Class A1, 4.811%, 03/25/2071 (A)(D)	447,736	442,966
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (A)(D)	763,984	737,508
Series 2021-4, Class A1, 1.035%, 01/20/2065 (A)(D)	232,435	199,337
Series 2021-5, Class A1, 0.951%, 07/25/2066 (A)(D)	1,547,217	1,346,327
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (A)	150,556	149,661
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter), 4.950%, 07/25/2068 (A)	197,347	196,486
Series 2025-10, Class A1, 4.960%, 09/25/2070 (A)(D)	1,357,355	1,350,313
Series 2025-11, Class A1, 4.975%, 10/25/2070 (A)(D)	217,612	216,669
Series 2025-13, Class A1, 4.929%, 10/25/2070 (A)	298,253	296,627
Series 2026-1, Class A1, 4.747%, 02/25/2071 (A)(D)	268,897	266,433
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (A)(D)	1,180,402	1,075,417
Avenue of Americas
Series 2025-1301, Class A, 5.059%, 08/11/2042 (A)(D)	548,000	549,300
Series 2025-1301, Class B, 5.302%, 08/11/2042 (A)(D)	150,000	149,781
BAHA Trust Series 2024-MAR, Class A 5.574%, 12/10/2041 (A)(D)	582,000	593,869

174

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BANK5
Series 2025-5YR18, Class A3, 5.145%, 12/15/2058	$591,000	$600,727
Series 2025-5YR19, Class A3, 5.270%, 12/15/2058	195,000	199,159
Series 2026-5YR20, Class A3, 5.104%, 02/15/2059	1,064,000	1,079,394
Series 2026-5YR21, Class A3, 5.525%, 04/15/2059 (E)	855,000	881,185
BBCMS Mortgage Trust
Series 2020-C6, Class A2, 2.690%, 02/15/2053	771,615	724,541
Series 2024-5C29, Class A3, 5.208%, 09/15/2057	472,000	480,386
Series 2024-5C31, Class A3, 5.609%, 12/15/2057	1,109,000	1,143,772
Series 2025-5C38, Class A3, 5.146%, 11/15/2058	246,000	249,846
Series 2026-5C40, Class A3, 5.248%, 02/15/2059	245,000	250,030
Benchmark Mortgage Trust
Series 2024-V12, Class A3, 5.738%, 12/15/2057	384,000	396,329
Series 2026-V20, Class A3, 5.184%, 02/15/2059	196,000	199,498
BMO Mortgage Trust Series 2024-5C8, Class A3 5.625%, 12/15/2057 (D)	97,000	99,804
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (A)(D)	926,479	877,379
BX Trust
Series 2019-OC11, Class A, 3.202%, 12/09/2041 (A)	158,000	149,173
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	248,000	248,894
BXHPP Trust Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) 4.887%, 08/15/2036 (A)(F)	740,000	641,950
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	356,703	351,114
CENT Trust Series 2025-CITY, Class A 4.920%, 07/10/2040 (A)(D)	195,000	196,398
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	140,361	132,583
Series 2023-SMRT, Class A, 5.820%, 10/12/2040 (A)(D)	290,000	295,597
COLT Mortgage Loan Trust
Series 2021-3, Class A1, 0.956%, 09/27/2066 (A)(D)	174,294	145,808
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (A)(D)	170,501	147,194
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter), 5.529%, 08/25/2070 (A)	149,975	150,584
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (A)(D)	396,955	339,321
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.683%, 11/10/2046 (A)(D)	$175,000	$132,556
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (A)(D)	758,556	680,841
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (A)(D)	1,010,032	880,870
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (A)(D)	268,514	231,459
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (A)(D)	347,403	293,277
Cross Mortgage Trust
Series 2025-H10, Class A1, 4.968%, 01/25/2071 (A)(D)	1,360,761	1,352,392
Series 2025-H8, Class A1, 5.003%, 11/25/2070 (A)(D)	200,265	199,256
Series 2025-H9, Class A1, 5.036%, 11/25/2070 (A)(D)	295,268	293,960
Series 2026-NQM1, Class A1, 4.699%, 02/25/2061 (A)(D)	471,574	466,669
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (A)(D)	1,125,433	1,003,719
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (A)(D)	261,892	228,621
Series 2021-2, Class A1, 0.931%, 06/25/2066 (A)(D)	1,121,233	954,847
Series 2025-INV5, Class A1, 5.077%, 12/25/2070 (A)(D)	394,377	392,865
Series 2026-NQM1, Class A1, 4.771%, 02/25/2071 (A)(D)	202,374	200,405
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (A)(D)	360,866	300,209
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (A)(D)	850,676	760,448
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (A)(D)	985,750	866,888
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (A)(D)	113,634	100,023
Series 2025-NQM5, Class A1, 4.981%, 08/25/2070 (A)(D)	300,176	298,514
GGP Trust Series 2026-TY, Class A 4.670%, 03/05/2043 (A)(D)	350,000	345,750
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (A)(D)	279,597	266,797
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (A)(D)	959,631	885,533
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A 5.467%, 01/13/2040 (A)(D)	2,181,000	2,231,747
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (A)(D)	1,305,114	1,168,705

175

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JP Morgan Mortgage Trust Series 2025-NQM5, Class A1 4.879%, 05/25/2066 (A)(D)	$1,321,880	$1,311,565
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (A)(D)	781,979	735,583
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM10, Class A1 5.119%, 11/25/2070 (A)(D)	200,892	200,192
New Residential Mortgage Loan Trust
Series 2025-NQM6, Class A1, 5.085%, 10/25/2065 (A)(D)	290,905	290,187
Series 2025-NQM7, Class A1, 5.010%, 10/26/2065 (A)(D)	195,126	194,041
Series 2026-NQM1, Class A1, 4.824%, 11/25/2065 (A)(D)	285,712	283,070
Series 2026-NQM2, Class A1, 4.743%, 12/25/2065 (A)(D)	201,848	199,807
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (A)(D)	1,891,619	1,667,961
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A 4.312%, 11/05/2041 (A)(D)	1,779,000	1,749,280
NYMT Loan Trust
Series 2022-CP1, Class A1, 2.042%, 07/25/2061 (A)	840,938	790,095
Series 2025-INV2, Class A1, 5.000%, 10/25/2060 (A)(D)	297,275	295,733
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (A)(D)	1,067,371	911,221
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (A)(D)	176,793	145,472
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (A)(D)	178,313	149,556
Series 2025-NQM14, Class A1 (5.162% to 7-1-29, then 6.162% thereafter), 5.162%, 07/25/2065 (A)	1,130,744	1,129,450
Series 2025-NQM18, Class A1, 5.057%, 09/25/2065 (A)(D)	1,089,382	1,085,871
Series 2025-NQM19, Class A1, 4.869%, 10/25/2065 (A)(D)	239,925	238,442
Series 2025-NQM20, Class A1, 5.021%, 10/25/2065 (A)(D)	294,209	293,104
Series 2025-NQM21, Class A1, 4.989%, 10/25/2065 (A)(D)	449,736	447,854
Series 2025-NQM23, Class A1, 4.872%, 10/25/2065 (A)(D)	192,802	191,513
Series 2026-NQM2, Class A1, 4.818%, 12/01/2065 (A)(D)	493,149	489,335
Series 2026-NQM3, Class A1, 4.652%, 01/25/2066 (A)(D)	501,512	496,587
PRKCM Trust Series 2026-AFC1, Class A1 4.677%, 02/25/2061 (A)(D)	201,009	198,893
Progress Residential Trust
Series 2024-SFR1, Class A, 3.350%, 02/17/2041 (A)	308,854	297,473
Series 2025-SFR1, Class A, 3.400%, 02/17/2042 (A)	579,054	551,158
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Progress Residential Trust (continued)
Series 2025-SFR2, Class A, 3.305%, 04/17/2042 (A)	$476,020	$448,531
Series 2025-SFR5, Class A, 3.850%, 10/17/2042 (A)	260,731	249,452
Series 2025-SFR6, Class A, 4.000%, 12/17/2042 (A)	1,362,000	1,314,386
Series 2026-SFR1, Class A, 3.850%, 02/17/2043 (A)	1,677,000	1,598,463
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (A)(D)	216,977	194,696
ROCK Trust
Series 2024-CNTR, Class A, 5.388%, 11/13/2041 (A)	543,000	552,007
Series 2024-CNTR, Class D, 7.109%, 11/13/2041 (A)	395,000	410,478
SLG Office Trust
Series 2021-OVA, Class C, 2.851%, 07/15/2041 (A)	545,000	481,377
Series 2026-OMA, Class A, 4.965%, 04/15/2041 (A)(D)	2,129,000	2,129,423
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, 0.943%, 05/25/2065 (A)(D)	539,278	514,024
Series 2022-1, Class A1, 2.447%, 12/25/2066 (A)(D)	270,550	243,364
Towd Point Mortgage Trust
Series 2018-4, Class A1, 3.000%, 06/25/2058 (A)(D)	107,115	101,339
Series 2019-4, Class A1, 2.900%, 10/25/2059 (A)(D)	1,290,203	1,240,081
Series 2020-4, Class A1, 1.750%, 10/25/2060 (A)	164,506	149,929
Series 2024-1, Class A1, 4.903%, 03/25/2064 (A)(D)	314,219	319,302
Series 2024-3, Class A1A, 5.012%, 07/25/2065 (A)(D)	205,232	204,251
Series 2024-4, Class A1A, 4.546%, 10/27/2064 (A)(D)	1,297,960	1,299,039
VDCM Commercial Mortgage Trust Series 2025-AZ, Class A 4.723%, 07/13/2044 (A)(D)	250,000	249,899
Verus Securitization Trust
Series 2021-1, Class A1, 0.815%, 01/25/2066 (A)(D)	1,314,303	1,197,175
Series 2021-3, Class A1, 1.046%, 06/25/2066 (A)(D)	1,594,482	1,419,893
Series 2021-4, Class A1, 0.938%, 07/25/2066 (A)(D)	775,981	660,907
Series 2021-5, Class A1, 1.013%, 09/25/2066 (A)(D)	1,409,760	1,213,079
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (A)(D)	832,498	792,743
Series 2025-11, Class A1, 4.914%, 11/25/2070 (A)(D)	391,627	389,766
Series 2026-1, Class A1, 4.863%, 01/25/2071 (A)(D)	309,734	308,148
Series 2026-2, Class A1, 4.590%, 02/25/2071 (A)(D)	326,779	323,564
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (A)	531,855	516,748

176

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3, 5.673%, 05/15/2058	$240,000	$247,842
Series 2025-5C6, Class A3, 5.186%, 10/15/2058	273,000	277,327
WHARF Commercial Mortgage Trust Series 2025-DC, Class A 4.993%, 07/15/2040 (A)(D)	394,000	402,780
		66,224,618
U.S. Government Agency – 0.7%
Government National Mortgage Association
Series 2017-46, Class IO, 0.651%, 11/16/2057	2,324,656	84,858
Series 2018-158, Class IO, 0.800%, 05/16/2061	8,941,359	524,636
Series 2018-69, Class IO, 0.610%, 04/16/2060	13,362,327	586,497
Series 2019-131, Class IO, 0.803%, 07/16/2061	14,828,644	825,267
Series 2020-100, Class IO, 0.787%, 05/16/2062	16,916,600	989,548
Series 2020-108, Class IO, 0.847%, 06/16/2062	2,616,818	146,827
Series 2020-114, Class IO, 0.799%, 09/16/2062	4,471,978	243,400
Series 2020-118, Class IO, 0.887%, 06/16/2062	4,058,260	249,908
Series 2020-119, Class IO, 0.608%, 08/16/2062	12,617,382	563,728
Series 2020-120, Class IO, 0.759%, 05/16/2062	8,477,744	482,891
Series 2020-137, Class IO, 0.799%, 09/16/2062	3,261,431	195,754
Series 2020-150, Class IO, 0.967%, 12/16/2062	7,440,656	495,039
Series 2020-170, Class IO, 0.836%, 11/16/2062	2,336,020	146,765
Series 2020-92, Class IO, 0.882%, 02/16/2062	1,737,084	104,758
Series 2021-10, Class IO, 0.987%, 05/16/2063	3,255,542	245,805
Series 2021-11, Class IO, 1.022%, 12/16/2062	2,730,403	195,607
Series 2021-203, Class IO, 0.870%, 07/16/2063	6,998,029	442,229
Series 2021-3, Class IO, 0.871%, 09/16/2062	3,941,576	244,734
Series 2021-40, Class IO, 0.822%, 02/16/2063	8,713,543	520,407
Series 2022-181, Class IO, 0.721%, 07/16/2064	9,780,930	576,209
Series 2022-21, Class IO, 0.785%, 10/16/2063	8,026,359	481,899
Series 2023-197, Class IO, 1.242%, 09/16/2065	5,665,447	460,520
Series 2025-128, Class IO, 0.926%, 09/16/2067	5,548,822	438,986
		9,246,272
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $85,440,637)		$75,470,890
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES – 6.1%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/29/2030 (A)	$201,266	$183,414
Aligned Data Centers Issuer LLC Series 2023-2A, Class A2 6.500%, 11/16/2048 (A)	247,000	249,332
Ally Bank Auto Credit-Linked Notes Series 2025-B, Class A2 4.305%, 09/15/2033 (A)	298,895	298,994
AMSR Trust
Series 2021-SFR1, Class B 2.153%, 06/17/2038 (A)	317,000	298,638
Series 2025-SFR1, Class A 3.655%, 06/17/2042 (A)	1,132,000	1,077,895
Series 2025-SFR2, Class A 4.275%, 11/17/2042 (A)	308,000	301,192
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (A)	513,135	500,617
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class A 5.360%, 06/20/2030 (A)	1,654,000	1,690,335
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (A)	422,100	392,668
Capital Automotive REIT
Series 2024-2A, Class A1 4.900%, 05/15/2054 (A)	99,463	99,411
Series 2024-3A, Class A1 4.400%, 10/15/2054 (A)	259,440	250,065
CARS-DB7 LP Series 2023-1A, Class A1 5.750%, 09/15/2053 (A)	484,330	486,389
CARS-DB8 LP Series 2024-2A, Class A2 5.250%, 05/15/2054 (A)	99,918	99,942
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (A)	408,530	342,287
Series 2021-1A, Class A1 1.530%, 03/15/2061 (A)	362,416	291,518
CLI Funding IX LLC Series 2025-1A, Class A 5.350%, 06/20/2050 (A)	450,967	454,338
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (A)	348,034	327,245
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (A)	215,499	199,780
Series 2022-1A, Class A 2.720%, 01/18/2047 (A)	1,465,005	1,355,697
Cloud Capital Holdco LP Series 2024-2A, Class A2 5.923%, 11/22/2049 (A)	246,000	246,318
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/2049 (A)	299,000	298,713
Series 2025-1A, Class A1 5.316%, 05/25/2050 (A)	1,694,000	1,683,503
Compass Datacenters Issuer III LLC Series 2025-2A, Class A2 5.835%, 02/25/2050 (A)	976,000	983,109
Concord Music Royalties LLC Series 2025-2A, Class A 5.785%, 07/20/2075 (A)	195,000	196,448

177

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Consolidated Communications LLC
Series 2025-1A, Class A2 6.000%, 05/20/2055 (A)	$293,000	$297,354
Series 2025-4A, Class A2 5.522%, 12/20/2055 (A)	1,294,000	1,301,719
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (A)	152,000	149,202
Series 2024-2A, Class A2 4.500%, 05/20/2049 (A)	459,000	446,177
DataBank Issuer LLC
Series 2021-2A, Class A2 2.400%, 10/25/2051 (A)	785,000	773,813
Series 2026-1A, Class A2 5.811%, 02/25/2056 (A)	295,000	293,154
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (A)	1,366,200	1,352,566
Series 2025-1A, Class A2I 4.891%, 08/20/2055 (A)	1,018,448	1,008,744
Series 2025-1A, Class A2II 5.165%, 08/20/2055 (A)	1,156,103	1,138,458
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (A)	436,000	426,224
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2 3.668%, 10/25/2049 (A)	808,320	776,180
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (A)	2,132,693	2,018,011
Series 2025-1A, Class A2I 4.930%, 07/25/2055 (A)	1,311,000	1,305,568
Series 2025-1A, Class A2II 5.217%, 07/25/2055 (A)	1,359,000	1,351,065
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (A)	366,075	343,377
Series 2021-1A, Class A2 2.791%, 10/20/2051 (A)	391,385	353,058
Series 2024-1A, Class A2 6.372%, 10/20/2054 (A)	537,810	496,103
Series 2025-1A, Class A2 5.296%, 10/20/2055 (A)	200,498	179,447
ExteNet Issuer LLC Series 2024-1A, Class A2 5.335%, 07/25/2054 (A)	449,000	450,268
FirstKey Homes Trust Series 2021-SFR1, Class C 1.888%, 08/17/2038 (A)	479,000	473,412
Flexential Issuer LLC Series 2025-1A, Class A2 6.030%, 10/25/2060 (A)	1,326,000	1,316,924
Ford Credit Auto Owner Trust Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) 4.320%, 08/15/2038 (A)	448,000	444,591
GBX Leasing LLC Series 2026-1A, Class A 5.130%, 02/20/2056 (A)	296,703	294,656
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (A)	1,777,000	1,809,998
GMF Floorplan Owner Revolving Trust Series 2024-2A, Class A 5.060%, 03/15/2031 (A)	2,620,000	2,669,498
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (A)	$50,096	$48,464
Series 2021-1A, Class A2 2.773%, 04/20/2029 (A)	150,223	138,506
GreatAmerica Leasing Receivables Funding LLC Series 2025-2, Class A3 4.140%, 12/17/2029 (A)	2,853,000	2,845,695
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (A)	471,000	466,924
Hotwire Funding LLC Series 2023-1A, Class A2 5.687%, 05/20/2053 (A)	365,000	367,184
Invitation Homes Trust Series 2024-SFR1, Class A 4.000%, 09/17/2041 (A)	405,982	395,497
Jersey Mike's Funding LLC
Series 2024-1A, Class A2 5.636%, 02/15/2055 (A)	1,524,600	1,541,854
Series 2025-1A, Class A2 5.610%, 08/16/2055 (A)	289,545	293,864
Series 2026-1A, Class A2I 4.952%, 02/15/2056 (A)	405,000	399,453
Kinetic ABS Issuer LLC Series 2026-1A, Class A2 5.219%, 02/25/2056 (A)	1,104,000	1,100,855
Lyra Music Assets LP Series 2025-1A, Class A2 5.604%, 09/20/2065 (A)	295,749	297,526
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 5.400%, 08/20/2055 (A)	447,000	450,836
Series 2025-4A, Class A2 5.163%, 12/20/2055 (A)	899,000	894,832
Series 2026-1A, Class A2 5.273%, 04/20/2056 (A)	250,000	250,109
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (A)	191,592	176,461
Navient Refinance Loan Trust Series 2026-A, Class A 4.500%, 01/18/2056 (A)	435,000	430,098
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (A)	112,931	100,030
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (A)	516,255	494,692
Series 2022-1A, Class A2 3.695%, 01/30/2052 (A)	1,652,160	1,556,555
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (A)	530,000	444,872
Series 2021-1, Class B1 2.410%, 10/20/2061 (A)	304,000	191,332
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (A)	30,621	30,378
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (A)	249,000	248,293

178

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
RIN II, Ltd. Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) 5.152%, 01/15/2038 (A)(F)	$250,000	$249,877
RIN XII LLC Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) 4.972%, 04/15/2038 (A)(F)	250,000	249,385
Sabey Data Center Issuer LLC Series 2026-1, Class A2 5.482%, 01/20/2051 (A)	1,700,000	1,686,713
Scalelogix ABS Issuer LLC Series 2025-1A, Class A2 5.673%, 07/25/2055 (A)	252,000	247,784
SCF Equipment Leasing LLC Series 2025-2A, Class A3 4.330%, 06/20/2036 (A)	3,017,000	3,002,091
SEB Funding LLC Series 2024-1A, Class A2 7.386%, 04/30/2054 (A)	443,000	450,872
ServiceMaster Funding LLC Series 2021-1, Class A2II 3.113%, 07/30/2051 (A)	1,745,328	1,500,614
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 2.394%, 04/25/2051 (A)	283,845	269,734
Series 2024-1A, Class A2 6.174%, 01/25/2054 (A)	1,351,420	1,383,660
Sesac Finance LLC Series 2025-1, Class A2 5.500%, 07/25/2055 (A)	283,000	277,419
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (A)	552,309	505,577
Series 2024-A, Class A1A 5.240%, 03/15/2056 (A)	447,399	451,138
Series 2024-E, Class A1A 5.090%, 10/16/2056 (A)	1,050,920	1,058,445
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (A)	404,103	400,123
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (A)	1,284,067	1,231,423
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (A)	306,555	284,779
Sprite, Ltd. Series 2026-1, Class A 5.227%, 03/15/2041 (A)	267,000	262,731
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (A)	1,539,513	1,549,448
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (A)	1,255,113	1,266,016
Series 2024-3A, Class A23 5.914%, 07/30/2054 (A)	613,238	597,285
Summit Issuer LLC Series 2025-1A, Class A2 5.208%, 11/20/2055 (A)	321,000	320,194
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.436%, 06/25/2054 (A)	691,000	677,345
Series 2025-1A, Class A2 5.036%, 03/25/2055 (A)	507,000	488,466
Series 2025-2A, Class A21 5.121%, 10/25/2055 (A)	1,354,000	1,322,302
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Taco Bell Funding LLC
Series 2025-1A, Class A2I 4.821%, 08/25/2055 (A)	$358,958	$353,443
Series 2025-1A, Class A2II 5.049%, 08/25/2055 (A)	549,115	536,271
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (A)	359,566	343,857
Series 2021-1A, Class A 1.650%, 02/20/2046 (A)	268,926	245,331
T-Mobile US Trust Series 2025-2A, Class A 4.340%, 04/22/2030 (A)	1,739,000	1,741,474
Tricon American Homes Trust Series 2020-SFR2, Class A 1.482%, 11/17/2039 (A)	315,398	300,439
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (A)	372,218	349,939
Series 2021-1A, Class A 1.860%, 03/20/2046 (A)	1,639,900	1,515,278
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 5.877%, 04/20/2055 (A)	1,493,000	1,515,867
Series 2025-2A, Class A2 5.177%, 01/20/2056 (A)	1,335,000	1,330,878
Vantage Data Centers LLC Series 2020-2A, Class A2 1.992%, 09/15/2045 (A)	261,000	249,219
VB Issuer LLC Series 2026-1A, Class C2 4.693%, 03/15/2056 (A)	204,000	200,439
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (A)	51,530	48,104
Verizon Master Trust
Series 2024-5, Class A 5.000%, 06/21/2032 (A)	679,000	692,369
Series 2025-9, Class A1A 3.960%, 10/21/2030	1,898,000	1,891,555
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (A)	376,828	348,518
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (A)	753,426	730,345
Willis Engine Structured Trust VIII Series 2025-A, Class A 5.582%, 06/15/2050 (A)	966,447	978,105
Wingstop Funding LLC
Series 2020-1A, Class A2 2.841%, 12/05/2050 (A)	700,335	677,880
Series 2024-1A, Class A2 5.858%, 12/05/2054 (A)	1,482,000	1,505,072
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (A)	208,190	197,501
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (A)	391,000	394,578
TOTAL ASSET-BACKED SECURITIES (Cost $83,705,981)		$82,821,608

179

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 6.9%
Short-term funds – 6.9%
John Hancock Collateral Trust, 3.6657% (G)(H)	9,336,653	$93,382,402
TOTAL SHORT-TERM INVESTMENTS (Cost $93,378,419)		$93,382,402
Total Investments (Select Bond Trust) (Cost $1,441,977,915) – 104.1%		$1,409,443,944
Other assets and liabilities, net – (4.1%)		(55,806,323)
TOTAL NET ASSETS – 100.0%		$1,353,637,621
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $235,066,112 or 17.4% of the fund's net assets as of 3-31-26.
(B)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $3,341,133.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Security purchased or sold on a when-issued or delayed-delivery basis.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 3-31-26.
(H)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $3,355,803.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 98.0%
U.S. Government – 53.6%
U.S. Treasury Notes
3.375%, 02/29/2028	$6,625,000	$6,572,725
3.500%, 01/31/2028 to 11/30/2030	117,610,000	116,281,973
3.875%, 03/31/2028 to 03/31/2031	10,512,000	10,501,766
		133,356,464
U.S. Government Agency – 44.4%
Federal Agricultural Mortgage Corp.
4.300%, 02/24/2028	13,300,000	13,397,391
4.350%, 01/28/2028	8,615,000	8,651,216
Federal Farm Credit Bank
4.270%, 02/02/2032	2,500,000	2,485,662
4.330%, 03/18/2030	10,000,000	9,932,638
4.470%, 03/05/2030	3,000,000	2,988,295
Federal Home Loan Bank
3.950%, 11/06/2030	5,000,000	4,961,020
4.050%, 09/23/2030 to 03/03/2031	7,500,000	7,424,290
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank (continued)
4.110%, 11/13/2030	$5,000,000	$4,969,236
4.650%, 04/14/2031 (A)	5,000,000	4,997,909
Federal Home Loan Mortgage Corp.
2.500%, 09/01/2034	985,537	938,432
3.000%, 07/01/2030 to 12/01/2032	735,060	719,723
3.500%, 04/01/2032	368,977	361,875
4.085%, 09/18/2030	3,500,000	3,477,161
4.100%, 01/09/2031	4,000,000	3,970,768
4.125%, 12/16/2030 to 01/21/2031	6,000,000	5,951,284
4.200%, 12/11/2030	3,000,000	2,972,364
4.270%, 12/17/2030	3,714,000	3,681,376
4.550%, 03/28/2031	4,500,000	4,516,132
5.500%, 01/01/2055 to 07/01/2055	2,474,127	2,504,455
6.000%, 10/01/2052 to 04/01/2055	6,998,225	7,185,986
6.258%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.617%), 05/01/2045 (B)	179,456	186,228
7.000%, 04/01/2031 to 07/01/2031	109	114
Federal National Mortgage Association
2.500%, 10/01/2027 to 09/01/2034	1,035,919	989,224
3.000%, 03/01/2028 to 09/01/2034	1,929,524	1,890,478
3.500%, 07/01/2031 to 06/01/2034	1,514,587	1,490,699
4.500%, 03/30/2029	5,000,000	5,000,135
5.500%, 08/01/2053 to 08/01/2055	1,197,836	1,213,374
6.000%, 07/01/2053 to 11/01/2053	3,510,891	3,618,398
6.500%, 01/01/2039	142,030	150,048
7.000%, 12/01/2026 to 01/01/2029	190	201
8.000%, 09/01/2029 to 09/01/2030	351	365
		110,626,477
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $245,648,605)		$243,982,941
MUNICIPAL BONDS – 1.1%
City of New York, GO 1.990%, 10/01/2026	1,000,000	990,246
State of California, GO 2.375%, 10/01/2026	1,000,000	993,200
State of Wisconsin 2.299%, 05/01/2028	900,000	868,555
TOTAL MUNICIPAL BONDS (Cost $2,874,550)		$2,852,001
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
U.S. Government Agency – 0.3%
Government National Mortgage Association
Series 2012-114, Class IO, 0.635%, 01/16/2053	644,839	9,447
Series 2017-109, Class IO, 0.202%, 04/16/2057	631,879	6,053
Series 2017-124, Class IO, 0.627%, 01/16/2059	403,418	14,371
Series 2017-140, Class IO, 0.485%, 02/16/2059	589,633	14,723
Series 2017-20, Class IO, 0.477%, 12/16/2058	1,321,754	25,351
Series 2017-41, Class IO, 0.494%, 07/16/2058	511,191	11,593
Series 2017-46, Class IO, 0.651%, 11/16/2057	933,099	34,061
Series 2017-61, Class IO, 0.688%, 05/16/2059	459,182	15,434
Series 2017-74, Class IO, 0.387%, 09/16/2058	1,176,063	17,675

180

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-89, Class IO, 0.436%, 07/16/2059	$564,994	$13,306
Series 2018-9, Class IO, 0.444%, 01/16/2060	1,274,319	36,652
Series 2020-118, Class IO, 0.887%, 06/16/2062	1,282,021	78,947
Series 2020-119, Class IO, 0.608%, 08/16/2062	713,977	31,900
Series 2020-120, Class IO, 0.759%, 05/16/2062	1,837,672	104,673
Series 2020-137, Class IO, 0.799%, 09/16/2062	1,316,819	79,037
Series 2020-170, Class IO, 0.836%, 11/16/2062	1,459,534	91,698
Series 2021-40, Class IO, 0.822%, 02/16/2063	1,739,323	103,879
Series 2022-53, Class IO, 0.704%, 06/16/2064	1,591,810	70,113
		758,913
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,707,058)		$758,913
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.8%
Short-term funds – 2.8%
John Hancock Collateral Trust, 3.6657% (C)(D)	691,968	$6,920,855
TOTAL SHORT-TERM INVESTMENTS (Cost $6,920,438)		$6,920,855
Total Investments (Short Term Government Income Trust) (Cost $258,150,651) – 102.2%		$254,514,710
Other assets and liabilities, net – (2.2%)		(5,572,199)
TOTAL NET ASSETS – 100.0%		$248,942,511
Security Abbreviations and Legend
GO	General Obligation
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	The rate shown is the annualized seven-day yield as of 3-31-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	15	Long	Jun 2026	$3,135,612	$3,111,680	$(23,932)
						$(23,932)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Small Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.2%
Communication services – 1.5%
Entertainment – 1.5%
Madison Square Garden Sports Corp. (A)	13,736	$4,414,750
Consumer discretionary – 10.5%
Hotels, restaurants and leisure – 5.1%
First Watch Restaurant Group, Inc. (A)	405,867	4,253,486
Life Time Group Holdings, Inc. (A)	205,711	5,541,854
Sportradar Group AG, Class A (A)	281,853	4,718,219
		14,513,559
Household durables – 0.9%
Green Brick Partners, Inc. (A)	39,369	2,537,332
Specialty retail – 2.5%
Bath & Body Works, Inc.	156,640	2,924,469
Lithia Motors, Inc.	17,511	4,372,847
		7,297,316
Textiles, apparel and luxury goods – 2.0%
Levi Strauss & Company, Class A	193,636	3,580,330
Small Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
On Holding AG, Class A (A)	66,000	$2,245,320
		5,825,650
		30,173,857
Consumer staples – 2.7%
Food products – 0.4%
Once Upon a Farm PBC (A)	63,678	1,041,135
Household products – 1.4%
Central Garden & Pet Company, Class A (A)	125,575	4,071,142
Personal care products – 0.9%
BellRing Brands, Inc. (A)	163,445	2,629,830
		7,742,107
Energy – 4.8%
Energy equipment and services – 0.9%
Liberty Energy, Inc.	91,250	2,628,000
Oil, gas and consumable fuels – 3.9%
Magnolia Oil & Gas Corp., Class A	175,547	5,542,019

181

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Range Resources Corp.	128,277	$5,795,555
		11,337,574
		13,965,574
Financials – 13.1%
Banks – 8.8%
Banner Corp.	90,179	5,472,062
Cullen/Frost Bankers, Inc.	36,594	5,016,306
Old National Bancorp	197,490	4,364,529
SouthState Bank Corp.	65,748	6,082,999
Univest Financial Corp.	131,925	4,519,751
		25,455,647
Capital markets – 4.3%
Evercore, Inc., Class A	16,245	4,849,295
Hamilton Lane, Inc., Class A	39,074	3,883,956
Moelis & Company, Class A	64,215	3,660,255
		12,393,506
		37,849,153
Health care – 14.5%
Biotechnology – 0.9%
ACADIA Pharmaceuticals, Inc. (A)	63,463	1,412,686
Ultragenyx Pharmaceutical, Inc. (A)	54,548	1,142,781
		2,555,467
Health care equipment and supplies – 5.8%
Globus Medical, Inc., Class A (A)	41,172	3,547,380
ICU Medical, Inc. (A)	20,264	2,617,096
Integer Holdings Corp. (A)	46,441	4,086,808
Merit Medical Systems, Inc. (A)	53,320	3,675,348
Teleflex, Inc.	24,488	2,929,010
		16,855,642
Health care providers and services – 3.4%
BrightSpring Health Services, Inc. (A)	79,768	3,398,914
Concentra Group Holdings Parent, Inc.	125,927	2,701,134
Option Care Health, Inc. (A)	135,282	3,641,791
		9,741,839
Life sciences tools and services – 2.0%
Bio-Rad Laboratories, Inc., Class A (A)	10,388	2,895,655
Revvity, Inc.	32,111	2,813,245
		5,708,900
Pharmaceuticals – 2.4%
Axsome Therapeutics, Inc. (A)	10,293	1,739,723
Jazz Pharmaceuticals PLC (A)	9,585	1,812,044
Prestige Consumer Healthcare, Inc. (A)	54,632	3,238,039
		6,789,806
		41,651,654
Industrials – 21.6%
Aerospace and defense – 1.2%
Hexcel Corp.	41,447	3,354,306
Building products – 3.4%
A.O. Smith Corp.	57,813	3,812,189
Simpson Manufacturing Company, Inc.	20,346	3,491,781
Trex Company, Inc. (A)	71,079	2,588,697
		9,892,667
Construction and engineering – 3.5%
Arcosa, Inc.	42,282	4,487,811
MasTec, Inc. (A)	17,725	5,702,842
		10,190,653
Electrical equipment – 5.1%
Generac Holdings, Inc. (A)	23,017	4,495,911
Regal Rexnord Corp.	28,674	5,369,493
Small Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Vicor Corp. (A)	29,968	$4,824,848
		14,690,252
Ground transportation – 1.7%
Knight-Swift Transportation Holdings, Inc.	82,270	4,737,107
Machinery – 6.7%
Atmus Filtration Technologies, Inc.	86,343	4,901,692
Crane Company	27,828	4,758,588
The Timken Company	57,265	5,759,141
The Toro Company	41,374	3,865,987
		19,285,408
		62,150,393
Information technology – 23.2%
Electronic equipment, instruments and components – 1.4%
Advanced Energy Industries, Inc.	12,379	3,994,827
Semiconductors and semiconductor equipment – 10.8%
Alpha & Omega Semiconductor, Ltd. (A)	85,074	1,885,240
Ambarella, Inc. (A)	79,321	4,083,048
Credo Technology Group Holding, Ltd. (A)	29,117	2,733,213
Kulicke & Soffa Industries, Inc.	84,123	5,528,564
MACOM Technology Solutions Holdings, Inc. (A)	16,601	3,686,584
MKS, Inc.	19,973	4,589,995
Synaptics, Inc. (A)	50,969	3,569,869
Veeco Instruments, Inc. (A)	148,086	5,014,192
		31,090,705
Software – 11.0%
Adeia, Inc.	230,428	5,537,185
Alkami Technology, Inc. (A)	273,837	4,291,026
Braze, Inc., Class A (A)	224,829	5,308,213
CommVault Systems, Inc. (A)	49,129	3,826,658
Progress Software Corp. (A)	133,945	3,435,689
Q2 Holdings, Inc. (A)	82,482	3,901,399
Tenable Holdings, Inc. (A)	221,169	3,741,074
Xperi, Inc. (A)	299,544	1,677,446
		31,718,690
		66,804,222
Materials – 1.7%
Chemicals – 1.7%
Avient Corp.	136,582	4,957,927
Real estate – 3.5%
Industrial REITs – 3.5%
EastGroup Properties, Inc.	27,806	5,146,613
First Industrial Realty Trust, Inc.	86,681	5,014,496
		10,161,109
Utilities – 1.1%
Multi-utilities – 1.1%
Unitil Corp.	62,919	3,286,889
TOTAL COMMON STOCKS (Cost $263,165,366)		$283,157,635
SHORT-TERM INVESTMENTS – 1.8%
Short-term funds – 1.8%
John Hancock Collateral Trust, 3.6657% (B)(C)	517,407	5,174,946
TOTAL SHORT-TERM INVESTMENTS (Cost $5,175,423)		$5,174,946
Total Investments (Small Cap Core Trust) (Cost $268,340,789) – 100.0%		$288,332,581
Other assets and liabilities, net – 0.0%		7,484
TOTAL NET ASSETS – 100.0%		$288,340,065

182

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Core Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-26.
(C)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.6%
Communication services – 2.5%
Diversified telecommunication services – 0.5%
Anterix, Inc. (A)	2,035	$77,717
ATN International, Inc.	1,826	49,704
Bandwidth, Inc., Class A (A)	4,996	89,029
Cogent Communications Holdings, Inc.	8,897	167,619
Globalstar, Inc. (A)	9,082	603,226
IDT Corp., Class B	2,941	144,403
Liberty Latin America, Ltd., Class A (A)	5,524	47,727
Liberty Latin America, Ltd., Class C (A)	25,069	221,109
Lumen Technologies, Inc. (A)	172,725	1,200,439
Shenandoah Telecommunications Company	9,277	143,051
Uniti Group, Inc. (A)(B)	30,353	284,711
		3,028,735
Entertainment – 0.5%
AMC Entertainment Holdings, Inc., Class A (A)	94,527	92,636
Atlanta Braves Holdings, Inc., Series A (A)	1,758	82,890
Atlanta Braves Holdings, Inc., Series C (A)	7,901	337,373
Cinemark Holdings, Inc.	19,203	547,670
CuriosityStream, Inc.	7,740	22,910
IMAX Corp. (A)	7,902	300,355
Lionsgate Studios Corp. (A)	37,296	357,669
Madison Square Garden Entertainment Corp. (A)	7,196	423,916
Playtika Holding Corp.	10,881	30,249
Reservoir Media, Inc. (A)	4,199	41,108
Sphere Entertainment Company (A)(B)	4,905	575,847
Starz Entertainment Corp. (A)(B)	2,255	25,933
The Marcus Corp.	4,239	72,784
		2,911,340
Interactive media and services – 0.4%
Angi, Inc. (A)(B)	6,554	44,895
Bumble, Inc., Class A (A)	13,239	43,159
CarGurus, Inc. (A)	14,323	487,698
Cars.com, Inc. (A)	9,608	78,017
EverQuote, Inc., Class A (A)	5,204	80,246
FuboTV, Inc., Class A (A)	186	1,760
FuboTV, Inc., Class A (A)(B)	5,060	47,868
Getty Images Holdings, Inc. (A)	17,409	13,812
Grindr, Inc. (A)	5,816	70,315
MediaAlpha, Inc., Class A (A)	6,227	57,911
Nextdoor Holdings, Inc. (A)	41,572	58,201
QuinStreet, Inc. (A)	10,015	120,280
Rumble, Inc. (A)(B)	19,608	100,001
Shutterstock, Inc.	4,527	75,193
Travelzoo (A)	1,543	9,135
TripAdvisor, Inc. (A)(B)	20,746	221,152
Webtoon Entertainment, Inc. (A)(B)	3,516	32,312
Yelp, Inc. (A)	10,704	264,817
Ziff Davis, Inc. (A)	7,118	298,671
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
ZipRecruiter, Inc., Class A (A)	12,344	$22,713
		2,128,156
Media – 0.9%
AMC Networks, Inc., Class A (A)(B)	5,612	38,105
Boston Omaha Corp., Class A (A)(B)	4,349	50,796
Cable One, Inc. (A)	940	85,737
EchoStar Corp., Class A (A)	24,549	2,873,951
Entravision Communications Corp., Class A	12,387	36,789
Gambling.com Group, Ltd. (A)(B)	4,202	16,304
Gray Media, Inc.	15,956	69,249
Ibotta, Inc., Class A (A)(B)	2,046	61,319
iHeartMedia, Inc., Class A (A)	22,271	65,031
John Wiley & Sons, Inc., Class A	7,274	277,139
Magnite, Inc. (A)	25,807	306,587
National CineMedia, Inc. (B)	13,080	39,894
Newsmax, Inc. (A)	8,794	45,905
Nexxen International, Ltd. (A)	5,916	38,572
Optimum Communications, Inc., Class A (A)(B)	48,873	63,535
PubMatic, Inc., Class A (A)	7,206	58,945
Scholastic Corp. (B)	3,734	145,850
Sinclair, Inc.	7,168	92,754
Stagwell, Inc. (A)(B)	20,018	125,913
TechTarget, Inc. (A)	5,830	22,620
The EW Scripps Company, Class A (A)	12,096	44,997
Thryv Holdings, Inc. (A)	6,660	18,248
USA TODAY Company, Inc. (A)	25,653	180,854
		4,759,094
Wireless telecommunication services – 0.2%
Gogo, Inc. (A)	14,395	57,868
Spok Holdings, Inc.	4,159	45,333
Telephone & Data Systems, Inc.	18,013	758,347
Tingo Group, Inc. (A)	23,160	417
		861,965
		13,689,290
Consumer discretionary – 8.1%
Automobile components – 1.0%
Adient PLC (A)	14,248	287,952
Cooper-Standard Holdings, Inc. (A)	3,074	85,672
Dana, Inc.	20,453	688,243
Dauch Corp. (A)	41,298	244,897
Dorman Products, Inc. (A)	5,014	523,261
Fox Factory Holding Corp. (A)	7,664	126,149
Garrett Motion, Inc.	32,137	583,929
Gentherm, Inc. (A)	5,545	154,040
Holley, Inc. (A)	14,354	44,067
LCI Industries	4,264	524,387
Motorcar Parts of America, Inc. (A)	2,556	28,269
Patrick Industries, Inc.	5,889	654,091
PHINIA, Inc.	6,868	470,046
Solid Power, Inc. (A)(B)	31,972	95,916
Standard Motor Products, Inc.	3,863	134,201
Strattec Security Corp. (A)	738	57,815
The Goodyear Tire & Rubber Company (A)	50,013	331,586
Visteon Corp.	4,957	451,632
XPEL, Inc. (A)	4,618	204,393
		5,690,546
Automobiles – 0.0%
Faraday Future Intelligent Electric, Inc. (A)	36,007	9,895

183

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Winnebago Industries, Inc.	4,941	$153,122
		163,017
Broadline retail – 0.1%
Groupon, Inc. (A)(B)	4,649	55,323
Kohl's Corp.	19,719	254,375
Savers Value Village, Inc. (A)	7,185	53,456
		363,154
Distributors – 0.1%
GigaCloud Technology, Inc., Class A (A)	4,355	197,630
Gold.com, Inc.	3,434	137,635
Weyco Group, Inc.	1,107	35,479
		370,744
Diversified consumer services – 1.2%
American Public Education, Inc. (A)	3,137	178,433
Carriage Services, Inc.	2,546	116,250
Coursera, Inc. (A)	25,808	150,203
Covista, Inc. (A)	6,170	711,093
Driven Brands Holdings, Inc. (A)(B)	11,028	139,063
European Wax Center, Inc., Class A (A)	5,429	31,380
frontdoor, Inc. (A)	13,146	694,898
Graham Holdings Company, Class B	580	613,211
KinderCare Learning Cos, Inc. (A)	6,663	14,659
Laureate Education, Inc. (A)	22,959	799,892
Lincoln Educational Services Corp. (A)	5,372	218,533
Matthews International Corp., Class A (B)	5,440	140,461
McGraw Hill, Inc. (A)	5,363	73,473
Mister Car Wash, Inc. (A)	18,310	127,621
OneSpaWorld Holdings, Ltd.	18,138	416,267
Perdoceo Education Corp.	11,611	432,045
Phoenix Education Partners, Inc.	967	30,422
Strategic Education, Inc.	4,145	343,869
Stride, Inc. (A)	7,575	667,888
Udemy, Inc. (A)	17,072	78,873
Universal Technical Institute, Inc. (A)	8,550	308,655
		6,287,189
Hotels, restaurants and leisure – 1.5%
Accel Entertainment, Inc. (A)	9,466	103,274
Bally's Corp. (A)(B)	1,847	17,805
Biglari Holdings, Inc., Class B (A)	125	41,199
BJ's Restaurants, Inc. (A)	3,426	120,253
Black Rock Coffee Bar, Inc., Class A (A)	3,167	40,918
Bloomin' Brands, Inc.	15,315	82,701
Brightstar Lottery PLC	18,877	240,493
Brinker International, Inc. (A)	7,849	1,120,602
Cracker Barrel Old Country Store, Inc.	4,013	112,805
Dave & Buster's Entertainment, Inc. (A)	4,983	53,966
Dine Brands Global, Inc.	2,505	65,731
El Pollo Loco Holdings, Inc. (A)	5,104	70,741
First Watch Restaurant Group, Inc. (A)	10,918	114,421
Genius Sports, Ltd. (A)	39,806	176,341
Global Business Travel Group I (A)(B)	24,400	136,152
Golden Entertainment, Inc.	3,509	93,655
Hilton Grand Vacations, Inc. (A)	10,961	428,794
Inspired Entertainment, Inc. (A)	4,606	32,841
Jack in the Box, Inc. (A)(B)	3,252	31,447
Krispy Kreme, Inc. (B)	14,217	48,196
Kura Sushi USA, Inc., Class A (A)	1,230	85,842
Life Time Group Holdings, Inc. (A)	27,304	735,570
Lindblad Expeditions Holdings, Inc. (A)	6,931	119,906
Marriott Vacations Worldwide Corp.	5,040	328,205
Monarch Casino & Resort, Inc.	2,301	219,976
Nathan's Famous, Inc.	523	52,682
Navan, Inc., Class A (A)	6,946	91,965
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Papa John's International, Inc. (B)	5,916	$191,738
Portillo's, Inc., Class A (A)(B)	12,124	64,136
Pursuit Attractions and Hospitality, Inc. (A)	3,830	140,293
RCI Hospitality Holdings, Inc. (B)	1,458	33,257
Red Rock Resorts, Inc., Class A	8,817	470,475
Rush Street Interactive, Inc. (A)	16,549	359,941
Sabre Corp. (A)(B)	67,458	97,814
Serve Robotics, Inc. (A)(B)	11,887	100,326
Shake Shack, Inc., Class A (A)	7,027	621,679
Six Flags Entertainment Corp. (A)(B)	17,424	309,276
Super Group SGHC, Ltd.	28,906	312,185
Sweetgreen, Inc., Class A (A)(B)	18,895	98,065
Target Hospitality Corp. (A)	6,033	55,986
The Cheesecake Factory, Inc.	8,309	454,918
United Parks & Resorts, Inc. (A)(B)	4,904	160,165
Xponential Fitness, Inc., Class A (A)(B)	5,226	31,461
		8,268,196
Household durables – 1.5%
Beazer Homes USA, Inc. (A)	5,036	96,893
Cavco Industries, Inc. (A)	1,409	682,365
Century Communities, Inc.	4,694	269,342
Champion Homes, Inc. (A)	10,130	753,368
Cricut, Inc., Class A (B)	9,263	34,644
Dream Finders Homes, Inc., Class A (A)(B)	5,664	78,843
Ethan Allen Interiors, Inc.	4,493	100,014
Flexsteel Industries, Inc.	724	32,537
Green Brick Partners, Inc. (A)	5,771	371,941
Hamilton Beach Brands Holding Company, Class B	1,197	22,683
Helen of Troy, Ltd. (A)	4,306	62,093
Hovnanian Enterprises, Inc., Class A (A)	892	98,932
Installed Building Products, Inc. (B)	4,198	1,113,100
KB Home	11,082	573,494
La-Z-Boy, Inc.	7,686	247,028
Legacy Housing Corp. (A)	1,802	36,815
Leggett & Platt, Inc.	24,310	240,183
LGI Homes, Inc. (A)	3,751	148,277
M/I Homes, Inc. (A)	4,733	579,556
Meritage Homes Corp.	12,150	751,356
Sonos, Inc. (A)	21,830	292,522
Taylor Morrison Home Corp. (A)	17,331	1,009,357
The Lovesac Company (A)(B)	2,692	39,761
Tri Pointe Homes, Inc. (A)	15,332	716,464
		8,351,568
Leisure products – 0.4%
Acushnet Holdings Corp.	5,031	470,298
Callaway Golf Company (A)	23,927	332,107
Escalade, Inc.	1,960	33,653
Funko, Inc., Class A (A)(B)	7,823	24,642
JAKKS Pacific, Inc.	1,734	34,541
Johnson Outdoors, Inc., Class A	1,159	53,905
Latham Group, Inc. (A)	9,456	50,779
Malibu Boats, Inc., Class A (A)	3,435	89,035
MasterCraft Boat Holdings, Inc. (A)	3,070	62,966
Peloton Interactive, Inc., Class A (A)	71,976	308,777
Polaris, Inc.	9,683	527,724
Smith & Wesson Brands, Inc.	8,099	116,059
Sturm Ruger & Company, Inc.	2,541	101,869
		2,206,355
Specialty retail – 1.8%
1-800-Flowers.com, Inc., Class A (A)(B)	5,328	16,197

184

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Abercrombie & Fitch Company, Class A (A)	8,223	$751,336
Academy Sports & Outdoors, Inc.	12,039	679,602
Advance Auto Parts, Inc.	10,862	572,971
American Eagle Outfitters, Inc.	28,865	482,046
America's Car-Mart, Inc. (A)	1,491	18,980
Arhaus, Inc.	9,424	63,895
Arko Corp.	13,292	73,904
Asbury Automotive Group, Inc. (A)	3,524	688,625
Barnes & Noble Education, Inc. (A)	3,032	26,773
Bed Bath & Beyond, Inc. (A)(B)	12,535	58,162
Boot Barn Holdings, Inc. (A)	5,574	815,811
Build-A-Bear Workshop, Inc. (B)	2,247	84,150
Caleres, Inc.	6,122	64,526
Camping World Holdings, Inc., Class A (B)	11,034	75,362
Citi Trends, Inc. (A)	906	39,248
Designer Brands, Inc., Class A	6,212	35,346
Envela Corp. (A)	1,334	22,224
EVgo, Inc. (A)(B)	23,908	41,122
Genesco, Inc. (A)	1,852	53,689
Group 1 Automotive, Inc.	2,127	703,250
Haverty Furniture Companies, Inc.	2,663	56,402
Lands' End, Inc. (A)(B)	1,858	20,884
MarineMax, Inc. (A)	3,611	97,714
Monro, Inc.	5,106	81,900
National Vision Holdings, Inc. (A)	14,132	366,019
OneWater Marine, Inc., Class A (A)	2,468	23,323
Petco Health & Wellness Company, Inc. (A)(B)	16,135	44,855
Revolve Group, Inc. (A)	7,408	167,495
Sally Beauty Holdings, Inc. (A)	18,069	250,256
Shoe Carnival, Inc.	3,424	53,380
Signet Jewelers, Ltd.	7,180	607,715
Sonic Automotive, Inc., Class A	2,749	188,499
Stitch Fix, Inc., Class A (A)	20,580	68,120
The Buckle, Inc.	5,757	289,923
The RealReal, Inc. (A)	19,341	175,616
ThredUp, Inc., Class A (A)	18,318	60,083
Torrid Holdings, Inc. (A)	7,280	12,958
Upbound Group, Inc.	9,701	175,103
Urban Outfitters, Inc. (A)	11,828	749,304
Victoria's Secret & Company (A)	12,546	581,633
Warby Parker, Inc., Class A (A)	18,049	380,292
Winmark Corp.	546	233,442
Zumiez, Inc. (A)	2,428	53,804
		10,105,939
Textiles, apparel and luxury goods – 0.5%
Capri Holdings, Ltd. (A)	21,359	376,346
Carter's, Inc.	6,453	230,759
Ermenegildo Zegna NV	11,638	121,268
Figs, Inc., Class A (A)	16,254	240,072
G-III Apparel Group, Ltd.	6,658	184,427
Kontoor Brands, Inc.	10,006	703,322
Movado Group, Inc.	2,881	70,354
Oxford Industries, Inc. (B)	2,621	100,935
Rocky Brands, Inc.	1,352	52,349
Steven Madden, Ltd.	13,032	442,045
Superior Group of Companies, Inc.	2,714	27,574
Wolverine World Wide, Inc.	14,832	242,058
		2,791,509
		44,598,217
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 1.8%
Beverages – 0.1%
MGP Ingredients, Inc.	2,616	$48,108
National Beverage Corp. (A)	4,515	151,930
The Vita Coco Company, Inc. (A)	8,639	413,894
Zevia PBC, Class A (A)(B)	11,173	13,072
		627,004
Consumer staples distribution and retail – 0.5%
Grocery Outlet Holding Corp. (A)	17,252	121,627
Ingles Markets, Inc., Class A	2,657	238,838
Natural Grocers by Vitamin Cottage, Inc.	2,383	61,601
PriceSmart, Inc.	4,642	698,621
The Andersons, Inc.	5,865	420,990
The Chefs' Warehouse, Inc. (A)	6,618	393,440
United Natural Foods, Inc. (A)	10,859	489,307
Village Super Market, Inc., Class A	1,756	74,156
Weis Markets, Inc. (B)	2,529	172,958
		2,671,538
Food products – 0.6%
Alico, Inc.	1,098	45,303
B&G Foods, Inc. (B)	13,880	66,763
Beyond Meat, Inc. (A)(B)	76,586	53,733
BRC, Inc., Class A (A)(B)	19,120	14,841
Calavo Growers, Inc.	2,962	76,390
Cal-Maine Foods, Inc.	7,838	620,378
Dole PLC	12,129	173,323
Fresh Del Monte Produce, Inc.	5,976	240,594
J&J Snack Foods Corp.	2,746	217,675
John B Sanfilippo & Son, Inc.	1,387	110,031
Lifeway Foods, Inc. (A)	999	19,321
Limoneira Company	3,493	46,876
Mama's Creations, Inc. (A)	6,729	103,223
Mission Produce, Inc. (A)	7,735	106,434
Seneca Foods Corp., Class A (A)	833	125,883
SunOpta, Inc. (A)	17,454	113,102
The Hain Celestial Group, Inc. (A)(B)	18,992	13,253
The Marzetti Company	3,628	501,861
The Simply Good Foods Company (A)	15,540	222,999
Tootsie Roll Industries, Inc.	3,428	146,425
Utz Brands, Inc.	13,196	104,512
Vital Farms, Inc. (A)(B)	6,265	88,462
Westrock Coffee Company (A)(B)	7,213	30,655
		3,242,037
Household products – 0.3%
Central Garden & Pet Company (A)	1,778	65,377
Central Garden & Pet Company, Class A (A)	8,764	284,129
Energizer Holdings, Inc.	11,324	185,940
Oil-Dri Corp. of America	1,843	119,961
Spectrum Brands Holdings, Inc.	4,086	301,138
WD-40 Company	2,465	502,712
		1,459,257
Personal care products – 0.2%
Edgewell Personal Care Company	8,184	174,647
Herbalife, Ltd. (A)	18,500	272,320
Interparfums, Inc.	3,348	304,132
Medifast, Inc. (A)(B)	2,178	22,194
Nature's Sunshine Products, Inc. (A)	3,095	74,249
Niagen Bioscience, Inc. (A)(B)	9,813	43,275
Nu Skin Enterprises, Inc., Class A	8,766	63,816
Olaplex Holdings, Inc. (A)	27,082	54,976
The Beauty Health Company (A)(B)	22,473	20,001
The Honest Company, Inc. (A)	17,489	51,418

185

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
USANA Health Sciences, Inc. (A)	2,142	$37,421
		1,118,449
Tobacco – 0.1%
Turning Point Brands, Inc.	3,320	288,143
Universal Corp.	4,355	229,509
		517,652
		9,635,937
Energy – 6.5%
Energy equipment and services – 2.5%
Archrock, Inc.	31,280	1,088,544
Atlas Energy Solutions, Inc. (B)	14,173	185,950
Borr Drilling, Ltd. (A)	51,793	298,846
Bristow Group, Inc.	5,187	243,218
Cactus, Inc., Class A	12,431	588,856
Core Laboratories, Inc.	8,598	144,360
DMC Global, Inc. (A)	4,045	21,074
Energy Services of America Corp.	2,217	29,109
Expro Group Holdings NV (A)	14,919	259,740
Flowco Holdings, Inc., Class A	4,140	85,284
Forum Energy Technologies, Inc. (A)	1,934	113,448
Helix Energy Solutions Group, Inc. (A)	25,358	250,791
Helmerich & Payne, Inc.	17,915	645,477
Innovex International, Inc. (A)	7,133	173,974
Kodiak Gas Services, Inc.	15,120	881,798
Liberty Energy, Inc.	28,592	823,450
Nabors Industries, Ltd. (A)	2,564	220,658
National Energy Services Reunited Corp. (A)	12,226	262,492
Natural Gas Services Group, Inc.	1,875	70,763
Noble Corp. PLC	22,828	1,120,170
Oceaneering International, Inc. (A)	17,948	636,616
Oil States International, Inc. (A)	10,204	118,775
Patterson-UTI Energy, Inc.	62,838	680,536
ProFrac Holding Corp., Class A (A)	5,415	33,573
ProPetro Holding Corp. (A)	17,798	256,469
Ranger Energy Services, Inc., Class A	4,126	70,720
RPC, Inc. (B)	16,607	117,578
Seadrill, Ltd. (A)	11,387	518,109
Select Water Solutions, Inc.	17,305	264,767
Solaris Energy Infrastructure, Inc.	8,381	473,610
TETRA Technologies, Inc. (A)	23,066	196,522
Tidewater, Inc. (A)	8,914	744,765
Transocean, Ltd. (A)(B)	167,811	1,112,587
Valaris, Ltd. (A)	11,279	1,105,793
		13,838,422
Oil, gas and consumable fuels – 4.0%
Ardmore Shipping Corp.	6,246	95,252
BKV Corp. (A)	4,693	133,844
California Resources Corp.	13,287	919,726
Calumet, Inc. (A)	12,517	449,360
Centrus Energy Corp., Class A (A)	3,053	529,970
Clean Energy Fuels Corp. (A)	32,265	80,017
CNX Resources Corp. (A)	24,928	960,974
Comstock Resources, Inc. (A)	13,490	284,369
Core Natural Resources, Inc.	9,235	967,182
Crescent Energy Company, Class A	46,674	630,099
CVR Energy, Inc. (A)	5,645	189,954
Delek US Holdings, Inc.	10,695	482,024
DHT Holdings, Inc.	24,452	446,738
Diversified Energy Company	11,565	201,694
Dorian LPG, Ltd.	6,719	229,790
Encore Energy Corp. (A)(B)	34,190	61,542
Energy Fuels, Inc. (A)(B)	42,535	776,264
Epsilon Energy, Ltd.	4,864	29,962
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Evolution Petroleum Corp.	6,957	$31,863
Excelerate Energy, Inc., Class A	4,306	143,907
FLEX LNG, Ltd. (A)(B)	5,680	168,753
Gevo, Inc. (A)	42,576	116,232
Golar LNG, Ltd.	17,686	956,989
Granite Ridge Resources, Inc.	10,932	64,171
Green Plains, Inc. (A)	12,423	204,358
Gulfport Energy Corp. (A)	2,885	610,379
HighPeak Energy, Inc. (B)	4,500	31,050
Infinity Natural Resources, Inc., Class A (A)	3,036	53,464
International Seaways, Inc.	7,279	530,494
Kinetik Holdings, Inc. (B)	8,442	408,677
Kosmos Energy, Ltd. (A)	86,294	239,897
Lightbridge Corp. (A)	5,328	56,796
Magnolia Oil & Gas Corp., Class A	32,663	1,031,171
Murphy Oil Corp.	24,499	1,010,584
NACCO Industries, Inc., Class A	772	40,121
Navigator Holdings, Ltd.	5,318	102,797
New Fortress Energy, Inc. (A)	32,739	19,316
NextDecade Corp. (A)(B)	31,984	244,997
Nordic American Tankers, Ltd.	37,087	217,330
Northern Oil and Gas, Inc.	17,406	508,777
Par Pacific Holdings, Inc. (A)	8,941	560,064
PBF Energy, Inc., Class A	15,191	723,395
Peabody Energy Corp.	22,149	729,810
PrimeEnergy Resources Corp. (A)	94	21,888
REX American Resources Corp. (A)	5,264	239,880
Riley Exploration Permian, Inc.	2,775	101,149
Sable Offshore Corp. (A)	22,572	372,889
SandRidge Energy, Inc.	5,775	94,190
Scorpio Tankers, Inc.	8,166	609,674
SFL Corp., Ltd.	22,038	237,790
SM Energy Company	45,129	1,407,122
Summit Midstream Corp. (A)	1,659	50,168
Talos Energy, Inc. (A)	23,269	366,719
Teekay Corp., Ltd.	9,719	118,669
Teekay Tankers, Ltd., Class A (B)	4,344	318,502
Uranium Energy Corp. (A)	86,438	1,166,913
VAALCO Energy, Inc.	19,105	121,126
Vitesse Energy, Inc. (B)	5,430	98,609
W&T Offshore, Inc.	18,592	63,399
World Kinect Corp.	9,831	226,801
		21,889,641
		35,728,063
Financials – 16.5%
Banks – 9.4%
1st Source Corp.	3,385	234,276
ACNB Corp.	1,911	91,480
Amalgamated Financial Corp.	4,139	160,883
Amerant Bancorp, Inc.	6,729	148,307
Ameris Bancorp	11,709	913,185
Ames National Corp.	1,744	49,216
Arrow Financial Corp.	3,016	101,247
Associated Banc-Corp.	29,370	759,508
Atlantic Union Bankshares Corp.	25,597	914,837
Avidbank Holdings, Inc. (A)	568	16,188
Axos Financial, Inc. (A)	9,823	835,839
Banc of California, Inc.	24,080	423,326
BancFirst Corp.	3,853	418,051
Bank First Corp.	1,858	250,941
Bank of Hawaii Corp.	6,999	519,676
Bank of Marin Bancorp	2,798	71,713
Bank7 Corp.	910	36,291
BankUnited, Inc.	13,261	598,867

186

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bankwell Financial Group, Inc.	1,270	$61,620
Banner Corp.	6,044	366,750
Bar Harbor Bankshares	3,138	101,828
BayCom Corp.	2,122	63,076
BCB Bancorp, Inc.	3,896	34,986
Beacon Financial Corp.	14,863	445,890
Blue Foundry Bancorp (A)	3,626	48,008
Blue Ridge Bankshares, Inc.	13,061	54,856
Bridgewater Bancshares, Inc. (A)	4,063	71,915
Burke & Herbert Financial Services Corp.	2,484	154,728
Business First Bancshares, Inc.	5,898	159,482
BV Financial, Inc. (A)	1,550	29,667
Byline Bancorp, Inc.	5,780	182,475
C&F Financial Corp.	604	44,056
California BanCorp	4,049	71,748
Camden National Corp.	3,045	144,485
Capital Bancorp, Inc.	2,277	67,718
Capital City Bank Group, Inc.	2,635	114,517
Capitol Federal Financial, Inc.	22,281	158,864
Carter Bankshares, Inc. (A)	4,051	94,469
Cathay General Bancorp	11,589	577,828
CB Financial Services, Inc.	963	32,915
Central Pacific Financial Corp.	4,621	147,687
CF Bankshares, Inc.	975	27,212
Chemung Financial Corp.	883	47,523
ChoiceOne Financial Services, Inc.	2,586	72,718
Citizens & Northern Corp.	3,395	75,844
Citizens Community Bancorp, Inc.	1,846	36,551
Citizens Financial Services, Inc.	877	53,629
City Holding Company	2,506	299,517
Civista Bancshares, Inc.	3,881	88,448
CNB Financial Corp.	5,285	153,054
Coastal Financial Corp. (A)	2,354	179,139
CoastalSouth Bancshares, Inc.	1,752	43,082
Colony Bankcorp, Inc.	4,034	80,559
Columbia Financial, Inc. (A)	5,270	92,278
Commercial Bancgroup, Inc.	1,425	37,079
Community Financial System, Inc.	9,626	564,565
Community Trust Bancorp, Inc.	3,026	183,739
Community West Bancshares	3,148	73,348
ConnectOne Bancorp, Inc.	8,663	231,909
Customers Bancorp, Inc. (A)	5,766	400,218
CVB Financial Corp. (B)	23,203	449,906
Dime Community Bancshares, Inc.	7,224	244,316
Eagle Bancorp Montana, Inc.	1,411	29,038
Eagle Bancorp, Inc.	5,082	126,389
Eagle Financial Services, Inc.	945	33,056
Eastern Bankshares, Inc.	39,032	763,466
Enterprise Financial Services Corp.	6,661	360,427
Equity Bancshares, Inc., Class A	3,183	141,357
Esquire Financial Holdings, Inc.	1,313	141,148
Farmers & Merchants Bancorp, Inc.	2,596	66,639
Farmers National Banc Corp.	10,334	135,995
FB Bancorp, Inc. (A)(B)	3,023	41,536
FB Financial Corp.	7,985	414,741
Fidelity D&D Bancorp, Inc.	905	39,168
Financial Institutions, Inc.	3,388	107,433
Finward Bancorp	707	25,664
First Bancorp (North Carolina) (B)	7,277	410,059
First Bancorp (Puerto Rico)	28,213	602,630
First Bank	4,387	70,192
First Busey Corp.	15,276	386,025
First Business Financial Services, Inc.	1,528	82,405
First Capital, Inc.	634	31,465
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Commonwealth Financial Corp.	18,689	$328,553
First Community Bankshares, Inc.	3,128	129,875
First Community Corp.	1,305	38,145
First Financial Bancorp	18,778	523,531
First Financial Bankshares, Inc.	24,411	718,904
First Financial Corp.	1,990	125,768
First Foundation, Inc. (A)	11,822	69,750
First Internet Bancorp	1,651	33,647
First Interstate BancSystem, Inc., Class A	15,265	509,851
First Merchants Corp.	11,322	438,501
First Mid Bancshares, Inc.	4,098	168,797
First National Corp.	1,549	41,699
First United Corp.	1,194	43,748
First Western Financial, Inc. (A)	1,637	40,237
Firstsun Capital Bancorp (A)	2,352	85,754
Five Star Bancorp	2,954	111,425
Flagstar Bank NA	54,878	722,743
Flushing Financial Corp.	5,813	89,288
Franklin Financial Services Corp.	764	39,025
FS Bancorp, Inc.	1,367	52,753
Fulton Financial Corp.	32,017	651,226
FVCBankcorp, Inc.	3,194	48,517
GBank Financial Holdings, Inc. (A)(B)	1,718	45,974
German American Bancorp, Inc.	6,755	282,291
Glacier Bancorp, Inc.	23,159	1,034,513
Great Southern Bancorp, Inc.	1,494	94,316
Greene County Bancorp, Inc.	1,531	34,310
Hancock Whitney Corp.	14,845	943,994
Hanmi Financial Corp.	5,346	140,921
Hawthorn Bancshares, Inc.	1,137	38,306
HBT Financial, Inc.	2,428	64,876
Heritage Commerce Corp.	10,580	132,038
Heritage Financial Corp.	6,133	159,458
Hilltop Holdings, Inc.	7,785	278,859
Home Bancorp, Inc.	1,276	77,300
Home BancShares, Inc.	33,736	908,510
HomeTrust Bancshares, Inc.	2,990	127,524
Hope Bancorp, Inc.	22,850	255,235
Horizon Bancorp, Inc.	9,203	152,494
Independent Bank Corp. (Massachusetts)	8,897	669,143
Independent Bank Corp. (Michigan)	3,626	120,746
International Bancshares Corp.	9,904	666,440
Investar Holding Corp.	2,362	64,412
John Marshall Bancorp, Inc.	2,659	53,925
Kearny Financial Corp.	10,156	76,678
Lakeland Financial Corp.	4,487	257,464
Landmark Bancorp, Inc.	1,019	25,271
LCNB Corp.	2,841	44,291
LINKBANCORP, Inc.	4,244	35,395
Live Oak Bancshares, Inc.	6,418	212,243
MainStreet Bancshares, Inc.	1,372	30,458
Mechanics Bancorp, Class A	8,896	131,216
Mercantile Bank Corp.	3,072	155,136
Meridian Corp.	1,698	32,194
Metrocity Bankshares, Inc.	4,412	126,492
Metropolitan Bank Holding Corp.	1,573	131,015
Mid Penn Bancorp, Inc.	3,538	113,782
Midland States Bancorp, Inc.	3,724	83,082
MVB Financial Corp.	2,178	54,080
National Bank Holdings Corp., Class A	6,714	262,920
National Bankshares, Inc.	1,263	45,986
NB Bancorp, Inc.	7,227	152,273
NBT Bancorp, Inc.	9,372	399,060
Nicolet Bankshares, Inc.	3,326	494,310

187

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Northeast Bank	1,338	$150,351
Northeast Community Bancorp, Inc.	2,414	57,453
Northfield Bancorp, Inc.	7,005	94,848
Northpointe Bancshares, Inc.	3,698	63,827
Northrim BanCorp, Inc.	3,926	89,827
Northwest Bancshares, Inc.	26,170	332,097
Norwood Financial Corp.	1,944	57,192
Oak Valley Bancorp	1,365	44,267
OceanFirst Financial Corp.	10,140	182,926
OFG Bancorp	7,776	314,617
Ohio Valley Banc Corp.	738	32,369
Old National Bancorp	62,774	1,387,305
Old Second Bancorp, Inc.	9,130	184,061
OP Bancorp	2,574	34,234
Orange County Bancorp, Inc.	2,179	69,684
Origin Bancorp, Inc.	5,369	222,599
Orrstown Financial Services, Inc.	3,242	116,971
Park National Corp.	2,722	444,911
Parke Bancorp, Inc.	1,884	53,506
Pathward Financial, Inc.	3,952	352,637
Patriot National Bancorp, Inc. (A)	14,542	18,759
PCB Bancorp	2,407	54,133
Peapack-Gladstone Financial Corp.	2,880	101,405
Peoples Bancorp of North Carolina, Inc.	872	34,148
Peoples Bancorp, Inc.	6,297	206,982
Peoples Financial Services Corp.	1,769	94,341
Plumas Bancorp	1,272	62,099
Ponce Financial Group, Inc. (A)	3,878	64,801
Preferred Bank	2,086	189,179
Primis Financial Corp.	4,087	54,275
Princeton Bancorp, Inc.	1,032	34,851
Provident Financial Services, Inc.	23,352	494,128
QCR Holdings, Inc.	2,948	251,907
RBB Bancorp	3,129	66,867
Red River Bancshares, Inc.	926	83,747
Renasant Corp.	16,950	612,404
Republic Bancorp, Inc., Class A	1,638	115,561
Richmond Mutual BanCorp, Inc.	1,822	24,725
Riverview Bancorp, Inc.	4,709	25,900
S&T Bancorp, Inc.	6,796	284,277
Seacoast Banking Corp. of Florida	17,535	531,135
ServisFirst Bancshares, Inc.	9,371	682,490
Shore Bancshares, Inc.	5,514	103,002
Sierra Bancorp	2,338	79,305
Simmons First National Corp., Class A	26,155	508,715
SmartFinancial, Inc.	2,916	113,957
South Plains Financial, Inc.	2,345	98,256
Southern First Bancshares, Inc. (A)	1,443	78,644
Southern Missouri Bancorp, Inc.	1,813	115,923
Southside Bancshares, Inc.	5,343	166,114
SR Bancorp, Inc.	1,495	25,236
Stellar Bancorp, Inc.	8,315	304,412
Stock Yards Bancorp, Inc.	4,845	321,175
Texas Capital Bancshares, Inc. (A)	7,856	745,377
The Bancorp, Inc. (A)	7,562	406,306
The Bank of NT Butterfield & Son, Ltd.	7,540	395,699
The First Bancorp, Inc.	2,321	65,058
The Hingham Institution for Savings	295	84,323
Third Coast Bancshares, Inc. (A)	2,371	89,695
Timberland Bancorp, Inc.	1,501	59,184
Tompkins Financial Corp.	2,488	196,154
Towne Bank	15,715	529,124
TriCo Bancshares	5,613	266,842
Triumph Financial, Inc. (A)	4,129	246,336
Trustmark Corp.	9,881	416,385
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
UMB Financial Corp.	13,045	$1,471,346
United Bankshares, Inc.	24,987	1,034,962
United Community Banks, Inc.	21,924	690,387
Unity Bancorp, Inc.	1,370	71,007
Univest Financial Corp.	5,166	176,987
USCB Financial Holdings, Inc.	2,378	44,088
Valley National Bancorp	86,462	1,061,753
Virginia National Bankshares Corp.	1,003	38,315
WaFd, Inc.	13,719	430,777
Washington Trust Bancorp, Inc.	3,363	112,526
WesBanco, Inc.	17,075	588,917
West BanCorp, Inc.	2,949	70,157
Westamerica BanCorp	4,241	221,168
Western New England Bancorp, Inc.	3,747	48,449
WSFS Financial Corp.	9,569	626,387
		51,913,778
Capital markets – 1.7%
Acadian Asset Management, Inc.	4,848	263,828
AlTi Global, Inc. (A)	8,450	30,589
Artisan Partners Asset Management, Inc., Class A	11,275	410,297
Bakkt, Inc. (A)(B)	2,952	21,727
BGC Group, Inc., Class A	65,707	642,614
Cohen & Steers, Inc.	5,039	315,189
Diamond Hill Investment Group, Inc.	449	77,273
DigitalBridge Group, Inc.	32,042	494,088
Donnelley Financial Solutions, Inc. (A)	4,642	218,824
GCM Grosvenor, Inc., Class A	11,376	111,485
Innventure, Inc. (A)(B)	9,577	37,446
Marex Group PLC	9,968	444,373
Miami International Holdings, Inc. (A)	4,463	173,700
Moelis & Company, Class A	13,435	765,795
Open Lending Corp. (A)	19,555	24,444
Patria Investments, Ltd., Class A (B)	12,076	152,158
Perella Weinberg Partners	11,832	214,869
Piper Sandler Companies	12,648	968,204
PJT Partners, Inc., Class A	4,158	580,956
Ridgepost Capital, Inc., Class A (B)	10,920	79,279
Silvercrest Asset Management Group, Inc., Class A	1,857	24,958
StepStone Group, Inc., Class A	12,695	605,805
StoneX Group, Inc. (A)	13,299	1,072,564
Victory Capital Holdings, Inc., Class A	8,135	532,680
Virtus Investment Partners, Inc.	1,146	153,965
Wealthfront Corp. (A)	6,549	60,578
Webull Corp. (A)(B)	50,257	241,234
Westwood Holdings Group, Inc.	1,717	28,279
WisdomTree, Inc. (B)	22,257	324,062
		9,071,263
Consumer finance – 0.9%
Atlanticus Holdings Corp. (A)	998	52,365
Bread Financial Holdings, Inc.	8,249	617,768
Dave, Inc. (A)	1,876	326,593
Encore Capital Group, Inc. (A)	3,932	275,712
Enova International, Inc. (A)	4,310	585,427
FirstCash Holdings, Inc.	7,166	1,347,208
Green Dot Corp., Class A (A)	9,790	109,844
Jefferson Capital, Inc.	4,155	79,901
LendingClub Corp. (A)	20,684	296,195
LendingTree, Inc. (A)	2,022	86,703
Medallion Financial Corp.	3,453	29,558
Navient Corp.	12,640	103,395
Nelnet, Inc., Class A	2,351	303,185
NerdWallet, Inc., Class A (A)	7,261	75,369
Oportun Financial Corp. (A)	7,500	34,575

188

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
OppFi, Inc.	4,718	$36,376
PRA Group, Inc. (A)	7,096	124,180
PROG Holdings, Inc.	7,076	203,010
Regional Management Corp.	1,717	55,373
Upstart Holdings, Inc. (A)(B)	15,610	400,397
World Acceptance Corp. (A)	429	57,932
		5,201,066
Financial services – 2.0%
Acacia Research Corp. (A)	7,041	33,867
Alerus Financial Corp.	4,373	103,684
Banco Latinoamericano de Comercio Exterior SA, Class E	5,125	261,785
Better Home & Finance Holding Company (A)(B)	1,093	38,933
Burford Capital, Ltd.	36,650	165,658
Cannae Holdings, Inc.	7,813	88,834
Cantaloupe, Inc. (A)	10,032	108,446
Cass Information Systems, Inc.	2,069	91,077
Compass Diversified Holdings (B)	12,503	98,274
Enact Holdings, Inc.	5,082	207,396
Essent Group, Ltd.	16,760	979,454
EVERTEC, Inc.	11,729	330,992
Federal Agricultural Mortgage Corp., Class C	1,695	251,453
Finance of America Companies, Inc., Class A (A)(B)	854	14,176
Flywire Corp. (A)	21,247	247,315
HA Sustainable Infrastructure Capital, Inc.	22,557	828,970
International Money Express, Inc. (A)	4,932	77,926
Jackson Financial, Inc., Class A	12,188	1,288,515
LoanDepot, Inc., Class A (A)(B)	18,612	26,429
Marqeta, Inc., Class A (A)	64,855	264,608
Merchants Bancorp	4,741	203,436
NCR Atleos Corp. (A)	13,270	578,307
NewtekOne, Inc.	4,451	48,738
NMI Holdings, Inc. (A)	13,885	520,826
Onity Group, Inc. (A)	1,311	51,483
PagSeguro Digital, Ltd., Class A	32,227	322,915
Payoneer Global, Inc. (A)	50,730	245,026
Paysafe, Ltd. (A)(B)	5,971	40,663
Paysign, Inc. (A)	6,896	40,686
PennyMac Financial Services, Inc.	5,297	462,958
Priority Technology Holdings, Inc. (A)(B)	5,294	24,988
Radian Group, Inc.	24,409	807,450
Remitly Global, Inc. (A)	31,006	485,864
Repay Holdings Corp. (A)(B)	13,118	34,107
Security National Financial Corp., Class A (A)	3,237	30,687
Sezzle, Inc. (A)(B)	2,950	186,706
StoneCo, Ltd., Class A (A)	45,403	641,090
Triller Group, Inc. (A)	1,588	381
TrustCo Bank Corp. NY	3,155	138,126
Velocity Financial, Inc. (A)	2,361	42,710
Walker & Dunlop, Inc.	6,003	266,413
Waterstone Financial, Inc.	3,093	55,767
		10,737,119
Insurance – 1.7%
Abacus Global Management, Inc. (B)	7,395	58,273
American Coastal Insurance Corp.	4,609	51,851
American Integrity Insurance Group, Inc.	2,226	42,917
AMERISAFE, Inc.	3,430	114,322
Ategrity Specialty Holdings LLC (A)	1,743	34,459
Bowhead Specialty Holdings, Inc. (A)	3,300	74,019
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Citizens, Inc. (A)(B)	8,587	$43,193
CNO Financial Group, Inc.	16,924	694,899
Crawford & Company, Class A	3,546	35,354
Donegal Group, Inc., Class A	3,275	56,265
Employers Holdings, Inc.	4,014	165,136
Exzeo Group, Inc. (A)	1,552	22,768
F&G Annuities & Life, Inc.	6,792	171,973
Fidelis Insurance Holdings, Ltd.	9,862	188,463
Genworth Financial, Inc. (A)	70,932	575,968
Goosehead Insurance, Inc., Class A (A)	4,351	185,614
Greenlight Capital Re, Ltd., Class A (A)	4,892	84,583
Hamilton Insurance Group, Ltd., Class B	7,958	237,387
HCI Group, Inc.	1,947	301,026
Heritage Insurance Holdings, Inc. (A)	4,448	116,760
Hippo Holdings, Inc. (A)	3,251	84,721
Horace Mann Educators Corp.	7,363	314,253
Investors Title Company	255	55,422
James River Group Holdings, Inc.	6,910	43,533
Kingstone Companies, Inc.	1,980	28,849
Kingsway Financial Services, Inc. (A)(B)	4,195	43,754
Lemonade, Inc. (A)	11,177	700,574
MBIA, Inc. (A)	8,608	50,873
Mercury General Corp.	4,869	429,202
Octave Specialty Group, Inc. (A)	7,386	34,345
Oscar Health, Inc., Class A (A)	36,769	421,740
Palomar Holdings, Inc. (A)	4,766	569,537
ProAssurance Corp. (A)	9,068	224,161
Root, Inc., Class A (A)	2,225	98,278
Safety Insurance Group, Inc.	2,641	191,842
Selective Insurance Group, Inc.	10,821	815,795
SelectQuote, Inc. (A)	28,332	17,835
SiriusPoint, Ltd. (A)	18,544	399,438
Skyward Specialty Insurance Group, Inc. (A)	7,077	309,123
Slide Insurance Holdings, Inc. (A)	12,828	230,904
Stewart Information Services Corp.	5,460	336,227
The Baldwin Insurance Group, Inc. (A)(B)	17,396	381,668
Tiptree, Inc.	4,520	76,478
Trupanion, Inc. (A)	6,735	172,483
United Fire Group, Inc.	3,825	141,755
Universal Insurance Holdings, Inc.	4,594	156,931
		9,584,951
Mortgage real estate investment trusts – 0.8%
ACRES Commercial Realty Corp. (A)	1,324	25,580
Adamas Trust, Inc.	15,165	111,614
Angel Oak Mortgage REIT, Inc.	2,815	23,139
Apollo Commercial Real Estate Finance, Inc.	25,003	264,032
Arbor Realty Trust, Inc.	35,178	271,222
Ares Commercial Real Estate Corp.	9,778	46,934
ARMOUR Residential REIT, Inc.	19,971	333,116
Blackstone Mortgage Trust, Inc., Class A	28,555	546,828
BrightSpire Capital, Inc.	23,484	131,510
Chicago Atlantic Real Estate Finance, Inc.	3,312	37,492
Chimera Investment Corp.	14,616	183,431
Claros Mortgage Trust, Inc. (A)	17,687	42,095
Dynex Capital, Inc.	35,295	450,364
Ellington Financial, Inc.	21,645	256,493
Franklin BSP Realty Trust, Inc.	14,910	126,586
Invesco Mortgage Capital, Inc.	13,047	105,420
KKR Real Estate Finance Trust, Inc.	10,211	62,491
Ladder Capital Corp.	20,828	203,490
MFA Financial, Inc.	18,094	173,341

189

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Nexpoint Real Estate Finance, Inc.	1,642	$22,118
Orchid Island Capital, Inc.	32,660	229,600
PennyMac Mortgage Investment Trust	15,528	181,056
Ready Capital Corp.	28,808	46,669
Redwood Trust, Inc.	23,093	129,552
Rithm Property Trust, Inc.	1,574	21,076
Seven Hills Realty Trust	5,121	42,095
Sunrise Realty Trust, Inc.	2,247	17,234
TPG Mortgage Investment Trust, Inc.	5,491	40,139
TPG RE Finance Trust, Inc.	12,591	98,336
Two Harbors Investment Corp.	18,896	215,792
		4,438,845
		90,947,022
Health care – 17.1%
Biotechnology – 9.0%
4D Molecular Therapeutics, Inc. (A)	8,097	75,383
89Bio, Inc. (A)(B)(C)	24,104	8,195
Abeona Therapeutics, Inc. (A)(B)	8,398	37,623
Absci Corp. (A)	24,860	74,580
ACADIA Pharmaceuticals, Inc. (A)	22,746	506,326
ADC Therapeutics SA (A)	18,712	70,170
ADMA Biologics, Inc. (A)	42,019	378,591
Aduro Biotech, Inc. (A)(C)	4,010	5,618
Agios Pharmaceuticals, Inc. (A)	10,290	348,111
Akebia Therapeutics, Inc. (A)	46,677	64,881
Akero Therapeutics, Inc. (A)(C)	13,077	8,500
Aktis Oncology, Inc. (A)	3,832	68,554
Albireo Pharma, Inc. (A)(C)	3,774	23,210
Aldeyra Therapeutics, Inc. (A)	10,284	17,380
Alector, Inc. (A)	17,125	36,819
Alkermes PLC (A)	29,349	1,037,781
Allogene Therapeutics, Inc. (A)	28,391	69,274
Altimmune, Inc. (A)(B)	23,817	73,356
Amicus Therapeutics, Inc. (A)	53,876	779,047
AnaptysBio, Inc. (A)	3,305	183,295
Anavex Life Sciences Corp. (A)	16,037	49,234
Anika Therapeutics, Inc. (A)	2,483	36,004
Annexon, Inc. (A)	23,967	132,777
Apogee Therapeutics, Inc. (A)	7,383	621,427
Arbutus Biopharma Corp. (A)	28,013	126,059
Arcellx, Inc. (A)	6,949	797,884
Arcturus Therapeutics Holdings, Inc. (A)(B)	4,972	38,384
Arcus Biosciences, Inc. (A)	15,242	329,227
Arcutis Biotherapeutics, Inc. (A)	19,933	469,621
Ardelyx, Inc. (A)	43,525	260,715
ArriVent Biopharma, Inc. (A)	5,989	138,166
Arrowhead Pharmaceuticals, Inc. (A)	24,478	1,534,771
ARS Pharmaceuticals, Inc. (A)(B)	10,815	86,844
Atrium Therapeutics, Inc. (A)	2,274	30,403
Aura Biosciences, Inc. (A)(B)	8,459	56,591
Aurinia Pharmaceuticals, Inc. (A)	21,574	319,727
Beam Therapeutics, Inc. (A)(B)	17,327	412,902
Benitec Biopharma, Inc. (A)	3,666	39,043
Bicara Therapeutics, Inc. (A)	5,747	114,308
BioCryst Pharmaceuticals, Inc. (A)	41,011	390,425
Biohaven, Ltd. (A)	21,453	181,492
Blueprint Medicines Corp. (A)(C)	12,182	5,604
BridgeBio Pharma, Inc. (A)	28,711	2,132,079
Bright Minds Biosciences, Inc. (A)	1,272	92,818
Candel Therapeutics, Inc. (A)(B)	8,416	41,238
Capricor Therapeutics, Inc. (A)	7,892	239,917
Cardiff Oncology, Inc. (A)(B)	12,088	19,583
CareDx, Inc. (A)	9,132	158,532
Cartesian Therapeutics, Inc. (A)(B)	2,146	13,198
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Catalyst Pharmaceuticals, Inc. (A)	20,958	$518,920
Celcuity, Inc. (A)	6,352	725,017
Celldex Therapeutics, Inc. (A)	11,899	377,436
CG Oncology, Inc. (A)	10,710	724,853
Chinook Therapeutics, Inc. (A)(C)	12,035	16,862
Cogent Biosciences, Inc. (A)	25,912	997,353
Coherus Oncology, Inc. (A)(B)	19,240	32,516
Compass Therapeutics, Inc. (A)	23,545	124,553
Corvus Pharmaceuticals, Inc. (A)	11,680	170,878
CRISPR Therapeutics AG (A)	16,530	786,332
Cullinan Therapeutics, Inc. (A)	9,845	139,897
Cytokinetics, Inc. (A)	21,702	1,430,379
Day One Biopharmaceuticals, Inc. (A)	14,224	304,963
Denali Therapeutics, Inc. (A)	25,834	496,013
Design Therapeutics, Inc. (A)	4,404	46,859
DiaMedica Therapeutics, Inc. (A)(B)	6,416	43,436
Dianthus Therapeutics, Inc. (A)	6,492	544,809
Disc Medicine, Inc. (A)	4,996	319,444
Dyne Therapeutics, Inc. (A)	24,158	437,985
Editas Medicine, Inc. (A)	18,182	44,910
Eledon Pharmaceuticals, Inc. (A)(B)	13,975	43,043
Emergent BioSolutions, Inc. (A)	9,465	78,560
Enanta Pharmaceuticals, Inc. (A)	5,027	63,491
Entrada Therapeutics, Inc. (A)	5,383	67,933
Erasca, Inc. (A)	34,349	555,767
Evommune, Inc. (A)	1,928	44,325
Fate Therapeutics, Inc. (A)(B)	20,529	24,635
Fennec Pharmaceuticals, Inc. (A)(B)	4,848	29,815
Geron Corp. (A)	99,528	148,297
Gossamer Bio, Inc. (A)	37,787	12,413
GRAIL, Inc. (A)	6,375	329,460
Greenwich Lifesciences, Inc. (A)(B)	1,167	28,031
Heron Therapeutics, Inc. (A)(B)	29,488	23,593
Humacyte, Inc. (A)(B)	30,356	18,417
Icosavax, Inc. (A)(C)	6,029	1,869
Ideaya Biosciences, Inc. (A)	15,431	514,161
ImmunityBio, Inc. (A)	53,408	409,639
Immunome, Inc. (A)	18,530	405,251
Immunovant, Inc. (A)	14,840	368,626
Inhibikase Therapeutics, Inc. (A)	20,052	33,687
Inhibrx Biosciences, Inc. (A)(B)	1,652	111,064
Inhibrx, Inc. (A)(C)	6,820	4,297
Intellia Therapeutics, Inc. (A)(B)	20,115	257,874
Iovance Biotherapeutics, Inc. (A)	61,169	214,703
Ironwood Pharmaceuticals, Inc. (A)	29,032	101,902
Jade Biosciences, Inc.	5,855	82,263
Janux Therapeutics, Inc. (A)	7,895	109,741
KalVista Pharmaceuticals, Inc. (A)(B)	6,989	140,689
Keros Therapeutics, Inc. (A)	5,346	59,020
Kodiak Sciences, Inc. (A)	6,869	261,846
Korro Bio, Inc. (A)	1,269	14,365
Krystal Biotech, Inc. (A)	4,483	1,158,049
Kura Oncology, Inc. (A)	14,774	120,113
Kymera Therapeutics, Inc. (A)	10,383	864,800
Larimar Therapeutics, Inc. (A)(B)	8,735	39,308
Lexeo Therapeutics, Inc. (A)	12,088	69,385
Madrigal Pharmaceuticals, Inc. (A)	3,095	1,620,140
MannKind Corp. (A)	55,924	137,014
MapLight Therapeutics, Inc. (A)	3,585	72,883
MeiraGTx Holdings PLC (A)(B)	8,476	73,402
Merrimack Pharmaceuticals, Inc. (A)(C)	2,411	72
MiMedx Group, Inc. (A)	22,087	87,244
Mineralys Therapeutics, Inc. (A)	8,667	234,789
Mirum Pharmaceuticals, Inc. (A)	7,634	705,229
Monopar Therapeutics, Inc. (A)(B)	809	44,325

190

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Monte Rosa Therapeutics, Inc. (A)	10,993	$180,835
Myriad Genetics, Inc. (A)	17,005	76,523
Neurogene, Inc. (A)	2,082	41,973
Nkarta, Inc. (A)	9,130	19,264
Novavax, Inc. (A)(B)	27,078	220,415
Nurix Therapeutics, Inc. (A)	18,510	286,905
Nuvalent, Inc., Class A (A)	9,089	931,168
Olema Pharmaceuticals, Inc. (A)	12,660	188,761
Organogenesis Holdings, Inc. (A)	12,782	30,293
ORIC Pharmaceuticals, Inc. (A)	12,056	152,750
Oruka Therapeutics, Inc. (A)	7,007	343,693
Palvella Therapeutics, Inc. (A)	1,405	175,133
PDL BioPharma, Inc. (A)(C)	28,581	2,286
Perspective Therapeutics, Inc. (A)	11,352	47,338
Praxis Precision Medicines, Inc. (A)	4,673	1,505,594
Precigen, Inc. (A)(B)	32,789	126,893
Prime Medicine, Inc. (A)	18,787	65,379
Protagonist Therapeutics, Inc. (A)	10,534	1,110,284
Protalix BioTherapeutics, Inc. (A)(B)	13,598	29,508
Protara Therapeutics, Inc. (A)	9,468	49,328
Prothena Corp. PLC (A)	8,098	78,713
PTC Therapeutics, Inc. (A)	14,238	970,035
Puma Biotechnology, Inc. (A)	7,947	50,781
Recursion Pharmaceuticals, Inc., Class A (A)(B)	83,187	255,384
REGENXBIO, Inc. (A)	8,708	72,973
Regulus Therapeutics, Inc. (A)(C)	12,077	14,009
Relay Therapeutics, Inc. (A)	25,590	254,621
Replimune Group, Inc. (A)(B)	13,038	99,741
Rezolute, Inc. (A)	13,524	41,248
Rhythm Pharmaceuticals, Inc. (A)	9,591	834,129
Rigel Pharmaceuticals, Inc. (A)	3,235	87,474
Rocket Pharmaceuticals, Inc. (A)	15,591	55,816
Sage Therapeutics, Inc. (A)(C)	11,117	2,001
Sana Biotechnology, Inc. (A)	30,621	88,188
Savara, Inc. (A)	26,882	146,776
Scholar Rock Holding Corp. (A)	15,807	777,072
SELLAS Life Sciences Group, Inc. (A)(B)	31,104	131,570
Sionna Therapeutics, Inc. (A)	2,964	118,827
Soleno Therapeutics, Inc. (A)	9,140	306,007
Solid Biosciences, Inc. (A)	10,746	77,371
Spyre Therapeutics, Inc. (A)	12,492	630,096
Stoke Therapeutics, Inc. (A)	8,870	288,807
Syndax Pharmaceuticals, Inc. (A)	15,597	364,346
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Tango Therapeutics, Inc. (A)(B)	20,116	420,827
Taysha Gene Therapies, Inc. (A)	40,119	179,332
Tectonic Therapeutic, Inc. (A)(B)	2,015	62,284
TG Therapeutics, Inc. (A)	26,293	873,453
Tonix Pharmaceuticals Holding Corp. (A)(B)	2,471	33,976
Travere Therapeutics, Inc. (A)	14,950	444,165
Twist Bioscience Corp. (A)	10,971	521,342
Tyra Biosciences, Inc. (A)	4,721	180,814
Upstream Bio, Inc. (A)	6,023	54,207
UroGen Pharma, Ltd. (A)	7,317	131,560
Vanda Pharmaceuticals, Inc. (A)	10,209	70,544
Vaxcyte, Inc. (A)	22,507	1,307,882
Vera Therapeutics, Inc. (A)	11,208	450,898
Veracyte, Inc. (A)	14,199	457,350
Verastem, Inc. (A)	12,214	64,734
Vericel Corp. (A)	9,166	294,870
Verve Therapeutics, Inc. (A)(C)	13,147	8,283
Vir Biotechnology, Inc. (A)	17,050	152,768
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Viridian Therapeutics, Inc. (A)	14,782	$289,136
Voyager Therapeutics, Inc. (A)	9,111	35,168
Xencor, Inc. (A)	12,907	155,658
Xenon Pharmaceuticals, Inc. (A)	15,670	911,211
XOMA Royalty Corp. (A)(B)	1,814	56,905
Zenas Biopharma, Inc. (A)(B)	4,277	83,615
Zymeworks, Inc. (A)	9,077	227,288
		49,603,423
Health care equipment and supplies – 2.2%
Alphatec Holdings, Inc. (A)	21,341	232,190
AngioDynamics, Inc. (A)	6,906	78,521
Anteris Technologies Global Corp. (A)	14,507	80,514
Artivion, Inc. (A)	7,996	292,814
AtriCure, Inc. (A)	8,847	252,405
Avanos Medical, Inc. (A)	8,272	115,891
Axogen, Inc. (A)	8,757	290,119
Beta Bionics, Inc. (A)(B)	7,137	71,513
Bioventus, Inc., Class A (A)(B)	8,842	80,727
Butterfly Network, Inc. (A)(B)	35,637	143,973
CapsoVision, Inc. (A)	5,109	37,245
Carlsmed, Inc. (A)	1,741	15,756
Ceribell, Inc. (A)	5,008	91,797
Cerus Corp. (A)(B)	34,634	63,034
ClearPoint Neuro, Inc. (A)(B)	5,119	46,583
CONMED Corp.	5,674	200,633
CVRx, Inc. (A)	3,062	28,967
Delcath Systems, Inc. (A)(B)	5,641	52,348
Electromed, Inc. (A)	1,383	32,376
Embecta Corp.	10,853	95,941
Enovis Corp. (A)	10,466	238,102
Glaukos Corp. (A)	10,131	1,090,703
Haemonetics Corp. (A)	8,516	479,962
ICU Medical, Inc. (A)	4,387	566,581
Inogen, Inc. (A)	4,884	30,183
Integer Holdings Corp. (A)	6,275	552,200
Integra LifeSciences Holdings Corp. (A)	12,363	116,459
iRadimed Corp.	1,540	148,240
iRhythm Technologies, Inc. (A)	5,779	682,038
Kestra Medical Technologies, Ltd. (A)	4,958	98,813
Lantheus Holdings, Inc. (A)	11,840	898,064
LeMaitre Vascular, Inc.	3,815	416,484
LivaNova PLC (A)	9,879	627,909
Merit Medical Systems, Inc. (A)	10,625	732,381
Neogen Corp. (A)	39,674	368,571
Neuronetics, Inc. (A)(B)	7,441	10,789
NeuroPace, Inc. (A)	4,768	62,699
Novocure, Ltd. (A)	18,551	202,206
Omnicell, Inc. (A)	8,102	270,445
OraSure Technologies, Inc. (A)	14,100	42,300
Orthofix Medical, Inc. (A)	7,602	87,195
OrthoPediatrics Corp. (A)(B)	3,308	52,498
Outset Medical, Inc. (A)	3,372	12,948
Paragon 28, Inc. (A)(B)(C)	9,242	832
PROCEPT BioRobotics Corp. (A)	9,737	243,522
Pulse Biosciences, Inc. (A)(B)	3,277	70,750
QuidelOrtho Corp. (A)	12,366	203,173
RxSight, Inc. (A)	7,412	45,658
SANUWAVE Health, Inc. (A)(B)	1,420	24,552
SI-BONE, Inc. (A)	7,118	89,900
Sight Sciences, Inc. (A)	8,072	30,431
STAAR Surgical Company (A)	6,262	117,099
Stereotaxis, Inc. (A)	13,424	24,700
Strive, Inc., Class A (A)(B)	9,447	94,659
Tactile Systems Technology, Inc. (A)	4,029	105,278
Tandem Diabetes Care, Inc. (A)	12,301	235,810

191

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
TransMedics Group, Inc. (A)(B)	6,083	$604,711
Treace Medical Concepts, Inc. (A)	10,703	14,342
UFP Technologies, Inc. (A)	1,368	264,845
Utah Medical Products, Inc.	597	37,008
Varex Imaging Corp. (A)	7,716	81,867
		12,380,254
Health care providers and services – 2.9%
Accendra Health, Inc. (A)(B)	14,128	32,212
AdaptHealth Corp. (A)	18,535	220,567
Addus HomeCare Corp. (A)	3,279	307,078
agilon health, Inc. (A)	2,301	18,201
Alignment Healthcare, Inc. (A)	35,379	623,378
AMN Healthcare Services, Inc. (A)	6,940	127,280
Ardent Health, Inc. (A)	4,440	38,006
Astrana Health, Inc. (A)	7,459	182,895
Aveanna Healthcare Holdings, Inc. (A)	10,073	64,870
BrightSpring Health Services, Inc. (A)	23,320	993,665
Brookdale Senior Living, Inc. (A)	42,029	574,957
Castle Biosciences, Inc. (A)	5,215	128,028
Clover Health Investments Corp. (A)(B)	74,459	131,048
Community Health Systems, Inc. (A)	23,380	68,737
Concentra Group Holdings Parent, Inc.	21,163	453,946
CorVel Corp. (A)	5,360	292,924
Cross Country Healthcare, Inc. (A)	5,873	55,206
Enhabit, Inc. (A)	8,981	126,542
Fulgent Genetics, Inc. (A)	3,862	61,406
GeneDx Holdings Corp. (A)	3,446	221,302
Guardant Health, Inc. (A)	22,472	2,075,739
Guardian Pharmacy Services, Inc., Class A (A)	4,113	154,896
HealthEquity, Inc. (A)	15,259	1,275,195
Hims & Hers Health, Inc. (A)(B)	37,141	771,047
Innovage Holding Corp. (A)	3,788	30,380
LifeStance Health Group, Inc. (A)	30,457	194,011
Lumexa Imaging Holdings, Inc. (A)	4,750	40,850
Nano-X Imaging, Ltd. (A)(B)	13,320	30,236
National HealthCare Corp.	2,316	369,865
National Research Corp. (B)	2,219	37,679
NeoGenomics, Inc. (A)	23,411	173,710
Nutex Health, Inc. (A)(B)	932	88,577
Omada Health, Inc. (A)	6,117	76,891
OPKO Health, Inc. (A)	77,265	88,082
Option Care Health, Inc. (A)	28,878	777,396
PACS Group, Inc. (A)	7,991	256,671
Pediatrix Medical Group, Inc. (A)	15,473	330,967
Privia Health Group, Inc. (A)	21,149	435,035
Progyny, Inc. (A)	13,620	231,268
RadNet, Inc. (A)	12,368	691,248
Select Medical Holdings Corp.	19,567	318,746
Sonida Senior Living, Inc. (A)	1,077	34,733
Strata Critical Medical, Inc. (A)(B)	12,795	53,483
Surgery Partners, Inc. (A)(B)	14,115	168,251
Talkspace, Inc. (A)	25,983	134,462
The Ensign Group, Inc.	10,149	2,045,024
The Joint Corp. (A)(B)	2,139	18,930
The Oncology Institute, Inc. (A)(B)	14,564	44,711
The Pennant Group, Inc. (A)	6,173	188,153
US Physical Therapy, Inc.	2,725	204,266
Viemed Healthcare, Inc. (A)	6,530	60,141
		16,122,891
Health care technology – 0.2%
Claritev Corp. (A)(B)	1,722	28,137
Evolent Health, Inc., Class A (A)	20,779	47,376
Health Catalyst, Inc. (A)(B)	13,906	17,661
HealthStream, Inc.	4,577	94,790
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
HeartFlow, Inc. (A)	3,679	$89,510
LifeMD, Inc. (A)(B)	7,546	27,241
OptimizeRx Corp. (A)	3,089	19,399
Phreesia, Inc. (A)	10,677	89,473
Schrodinger, Inc. (A)	10,347	117,542
Simulations Plus, Inc. (A)	3,133	37,032
Teladoc Health, Inc. (A)(B)	32,548	177,387
TruBridge, Inc. (A)(B)	1,938	28,372
Waystar Holding Corp. (A)	20,063	483,719
		1,257,639
Life sciences tools and services – 0.4%
10X Genomics, Inc., Class A (A)	20,357	432,179
Adaptive Biotechnologies Corp. (A)	27,077	375,829
Azenta, Inc. (A)	7,429	156,975
BioLife Solutions, Inc. (A)	7,635	145,676
Codexis, Inc. (A)(B)	17,548	28,603
CryoPort, Inc. (A)	8,984	74,388
Cytek Biosciences, Inc. (A)	21,582	94,313
Fortrea Holdings, Inc. (A)	16,922	159,405
Ginkgo Bioworks Holdings, Inc. (A)	7,784	47,716
Lifecore Biomedical, Inc. (A)(B)	5,680	21,130
Maravai LifeSciences Holdings, Inc., Class A (A)	20,209	57,191
MaxCyte, Inc. (A)	20,954	14,720
Mesa Laboratories, Inc.	961	84,972
OmniAb, Inc. (A)	20,239	31,775
OmniAb, Inc., $12.50 Earnout Shares (A)	1,176	1,005
OmniAb, Inc., $15.00 Earnout Shares (A)	1,176	912
Pacific Biosciences of California, Inc. (A)	50,326	66,430
Personalis, Inc. (A)(B)	9,139	58,215
Quanterix Corp. (A)	7,916	27,864
Quantum-Si, Inc. (A)(B)	31,180	24,133
Standard BioTools, Inc. (A)	53,983	49,627
		1,953,058
Pharmaceuticals – 2.4%
Aclaris Therapeutics, Inc. (A)	16,929	63,484
Alumis, Inc. (A)	12,419	273,591
Amneal Pharmaceuticals, Inc. (A)	27,702	344,336
Amphastar Pharmaceuticals, Inc. (A)	6,573	128,765
Amylyx Pharmaceuticals, Inc. (A)	16,603	230,782
ANI Pharmaceuticals, Inc. (A)	3,423	263,229
Aquestive Therapeutics, Inc. (A)(B)	18,653	77,410
Arvinas, Inc. (A)	10,132	107,399
Atea Pharmaceuticals, Inc. (A)(B)	13,029	70,096
Axsome Therapeutics, Inc. (A)	7,500	1,267,650
BioAge Labs, Inc. (A)	5,492	96,055
Collegium Pharmaceutical, Inc. (A)	5,690	188,168
CorMedix, Inc. (A)(B)	13,483	91,550
Crinetics Pharmaceuticals, Inc. (A)	17,766	645,261
Definium Therapeutics, Inc. (A)(B)	17,853	337,422
Edgewise Therapeutics, Inc. (A)	12,249	385,844
Enliven Therapeutics, Inc. (A)	7,164	280,829
Esperion Therapeutics, Inc. (A)	43,683	119,691
Eton Pharmaceuticals, Inc. (A)(B)	4,690	115,749
Evolus, Inc. (A)	10,709	44,014
EyePoint, Inc. (A)	14,110	181,878
Fulcrum Therapeutics, Inc. (A)	10,977	84,194
Harmony Biosciences Holdings, Inc. (A)	7,960	222,960
Harrow, Inc. (A)(B)	5,730	202,040
Indivior Pharmaceuticals, Inc. (A)	21,956	669,219
Innoviva, Inc. (A)	13,572	316,228
LB Pharmaceuticals, Inc. (A)	3,551	87,568

192

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
LENZ Therapeutics, Inc. (A)(B)	3,728	$34,111
Ligand Pharmaceuticals, Inc. (A)	3,510	700,772
Liquidia Corp. (A)	11,873	448,087
Maze Therapeutics, Inc. (A)	4,808	143,519
MBX Biosciences, Inc. (A)	5,171	154,354
MediWound, Ltd. (A)(B)	1,935	31,173
Nuvation Bio, Inc. (A)(B)	43,796	187,885
Ocular Therapeutix, Inc. (A)	34,185	289,547
Omeros Corp. (A)(B)	12,465	131,630
Pacira BioSciences, Inc. (A)	7,391	167,037
Phathom Pharmaceuticals, Inc. (A)	8,461	94,002
Phibro Animal Health Corp., Class A	3,716	205,532
Poseida Therapeutics, Inc. (A)(B)(C)	13,765	6,883
Prestige Consumer Healthcare, Inc. (A)	8,688	514,938
Rapport Therapeutics, Inc. (A)	5,376	168,215
Septerna, Inc. (A)	3,909	93,933
SIGA Technologies, Inc.	7,777	41,607
Supernus Pharmaceuticals, Inc. (A)	9,996	516,693
Tarsus Pharmaceuticals, Inc. (A)	7,173	503,186
Terns Pharmaceuticals, Inc. (A)	17,345	914,428
Theravance Biopharma, Inc. (A)(B)	7,053	114,470
Third Harmonic Bio, Inc. (A)(C)	5,239	0
Trevi Therapeutics, Inc. (A)	17,397	207,546
WaVe Life Sciences, Ltd. (A)	25,391	184,085
Xeris Biopharma Holdings, Inc. (A)	28,984	168,107
Zevra Therapeutics, Inc. (A)(B)	10,183	94,906
		13,012,058
		94,329,323
Industrials – 17.6%
Aerospace and defense – 2.0%
AAR Corp. (A)	7,072	774,101
AeroVironment, Inc. (A)	6,847	1,253,343
AerSale Corp. (A)	6,681	41,556
AIRO Group Holdings, Inc. (A)	3,817	29,028
Archer Aviation, Inc., Class A (A)(B)	110,210	569,786
Astronics Corp. (A)	5,640	376,357
Beta Technologies, Inc., Class A (A)	6,137	90,214
Byrna Technologies, Inc. (A)(B)	3,384	31,065
Cadre Holdings, Inc. (B)	5,199	159,505
Ducommun, Inc. (A)	2,491	303,902
Eve Holding, Inc. (A)	18,073	44,821
Firefly Aerospace, Inc. (A)	4,275	121,709
Intuitive Machines, Inc. (A)(B)	20,118	373,390
Kratos Defense & Security Solutions, Inc. (A)	32,739	2,308,427
Mercury Systems, Inc. (A)	9,838	717,289
Moog, Inc., Class A	5,086	1,488,367
National Presto Industries, Inc.	946	129,659
Park Aerospace Corp.	3,334	91,285
Red Cat Holdings, Inc. (A)(B)	18,753	245,477
Redwire Corp. (A)	19,253	163,651
Satellogic, Inc., Class A (A)	15,104	82,166
V2X, Inc. (A)	4,797	328,595
Voyager Technologies, Inc., Class A (A)	8,724	204,054
VSE Corp.	4,864	896,922
York Space Systems, Inc. (A)	3,249	72,030
		10,896,699
Air freight and logistics – 0.1%
Forward Air Corp. (A)(B)	3,978	66,472
Hub Group, Inc., Class A	10,942	394,350
Radiant Logistics, Inc. (A)	7,387	52,078
		512,900
Building products – 1.5%
American Woodmark Corp. (A)	2,615	104,155
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Apogee Enterprises, Inc.	3,833	$128,559
AZZ, Inc.	5,357	670,321
CSW Industrials, Inc.	2,896	754,640
Gibraltar Industries, Inc. (A)	5,432	216,574
Griffon Corp.	6,950	505,126
Insteel Industries, Inc.	3,387	113,837
Janus International Group, Inc. (A)	24,623	126,808
JELD-WEN Holding, Inc. (A)	16,725	20,739
Masterbrand, Inc. (A)	23,147	192,352
Modine Manufacturing Company (A)	9,487	2,055,928
Quanex Building Products Corp.	8,353	150,103
Resideo Technologies, Inc. (A)	23,393	788,578
Tecnoglass, Inc.	4,958	220,879
UFP Industries, Inc.	10,503	967,536
Zurn Elkay Water Solutions Corp.	27,180	1,218,751
		8,234,886
Commercial services and supplies – 1.3%
ABM Industries, Inc.	10,852	418,019
ACCO Brands Corp.	16,583	49,749
ACV Auctions, Inc., Class A (A)	30,829	130,715
BrightView Holdings, Inc. (A)	13,270	156,453
Casella Waste Systems, Inc., Class A (A)	11,403	904,714
Cimpress PLC (A)	3,106	226,738
CoreCivic, Inc. (A)	18,734	354,260
Deluxe Corp.	7,998	220,265
Ennis, Inc.	4,429	94,869
Enviri Corp. (A)	13,768	270,128
Healthcare Services Group, Inc. (A)	12,736	236,253
HNI Corp.	12,761	426,090
Interface, Inc.	10,553	262,981
Liquidity Services, Inc. (A)	4,257	130,136
MillerKnoll, Inc.	12,504	180,808
Montrose Environmental Group, Inc. (A)	6,009	131,537
OPENLANE, Inc. (A)	19,075	556,036
Perma-Fix Environmental Services, Inc. (A)(B)	3,284	35,106
Pitney Bowes, Inc. (B)	29,157	322,185
Quad/Graphics, Inc.	5,357	35,410
The Brink's Company	7,540	781,370
The GEO Group, Inc. (A)	24,173	406,348
UniFirst Corp.	2,648	666,210
Vestis Corp. (A)	16,680	131,105
		7,127,485
Construction and engineering – 2.7%
Ameresco, Inc., Class A (A)	5,834	148,767
Arcosa, Inc.	8,826	936,792
Argan, Inc.	2,430	1,323,500
Bowman Consulting Group, Ltd. (A)	2,614	74,342
Cardinal Infrastructure Group, Inc., Class A (A)	2,334	92,555
Centuri Holdings, Inc. (A)	15,987	466,980
Concrete Pumping Holdings, Inc. (A)	4,342	31,002
Construction Partners, Inc., Class A (A)	8,646	960,744
Dycom Industries, Inc. (A)	5,278	1,788,292
Fluor Corp. (A)	29,140	1,359,381
Granite Construction, Inc.	7,887	945,494
Great Lakes Dredge & Dock Corp. (A)	12,121	206,057
IES Holdings, Inc. (A)	1,639	780,934
Legence Corp., Class A (A)	6,809	384,436
Limbach Holdings, Inc. (A)	1,938	151,261
Matrix Service Company (A)	5,164	59,283
MYR Group, Inc. (A)	2,788	787,108
NWPX Infrastructure, Inc. (A)	1,721	133,997
Orion Group Holdings, Inc. (A)	6,919	75,417
Primoris Services Corp.	9,786	1,399,789

193

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Sterling Infrastructure, Inc. (A)	5,398	$2,198,443
Tutor Perini Corp.	8,062	622,306
		14,926,880
Electrical equipment – 2.9%
Allient, Inc.	2,603	153,811
American Superconductor Corp. (A)	8,351	282,681
Amprius Technologies, Inc. (A)	20,840	351,362
Array Technologies, Inc. (A)(B)	27,482	198,695
Atkore, Inc.	6,093	358,939
Bloom Energy Corp., Class A (A)	39,580	5,362,676
EnerSys	6,637	1,152,980
Enovix Corp. (A)(B)	35,079	181,709
Eos Energy Enterprises, Inc. (A)(B)	55,931	277,418
Fluence Energy, Inc. (A)	12,939	178,041
Hyliion Holdings Corp. (A)(B)	23,481	41,327
KULR Technology Group, Inc. (A)(B)	7,845	18,593
LSI Industries, Inc.	5,168	96,125
NANO Nuclear Energy, Inc. (A)	7,258	148,644
Net Power, Inc. (A)	7,790	12,152
Nextpower, Inc., Class A (A)	26,412	3,183,967
NuScale Power Corp. (A)(B)	28,844	312,669
Plug Power, Inc. (A)(B)	239,793	541,932
Powell Industries, Inc.	1,728	934,986
Power Solutions International, Inc. (A)(B)	1,553	94,547
Preformed Line Products Company	464	125,628
Shoals Technologies Group, Inc., Class A (A)	30,436	200,269
SKYX Platforms Corp. (A)	17,019	19,061
SunPower, Inc. (A)(B)	15,201	19,305
Sunrun, Inc. (A)	41,099	557,302
T1 Energy, Inc. (A)	36,834	161,701
Thermon Group Holdings, Inc. (A)	5,881	296,402
Vicor Corp. (A)	4,162	670,082
		15,933,004
Ground transportation – 0.3%
ArcBest Corp.	4,058	399,145
Covenant Logistics Group, Inc.	2,911	79,034
FTAI Infrastructure, Inc. (B)	20,148	99,531
Heartland Express, Inc.	8,268	85,987
Hertz Global Holdings, Inc. (A)(B)	21,784	100,424
Marten Transport, Ltd.	10,621	139,454
Proficient Auto Logistics, Inc. (A)	4,675	31,697
RXO, Inc. (A)	29,538	431,846
Universal Logistics Holdings, Inc. (B)	1,376	29,089
Werner Enterprises, Inc.	10,503	308,893
		1,705,100
Industrial conglomerates – 0.0%
Brookfield Business Corp., Class A (B)	4,290	135,736
Machinery – 3.8%
3D Systems Corp. (A)	26,046	48,966
Aebi Schmidt Holding AG	7,105	68,990
AirJoule Technologies Corp. (A)	6,152	15,442
Alamo Group, Inc.	1,874	309,154
Albany International Corp., Class A	5,209	271,962
Alliance Laundry Holdings, Inc. (A)	8,237	170,835
Astec Industries, Inc.	4,155	223,705
Atmus Filtration Technologies, Inc.	14,855	843,318
Blue Bird Corp. (A)	5,733	325,577
CECO Environmental Corp. (A)	5,350	318,753
Chart Industries, Inc. (A)	8,173	1,689,768
Columbus McKinnon Corp.	5,198	75,527
Douglas Dynamics, Inc.	4,069	171,264
Energy Recovery, Inc. (A)	9,506	95,725
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Enerpac Tool Group Corp.	9,700	$353,759
Enpro, Inc.	3,824	958,486
ESCO Technologies, Inc.	4,692	1,320,188
Federal Signal Corp.	10,881	1,176,671
Franklin Electric Company, Inc.	7,045	649,338
Gencor Industries, Inc. (A)	2,243	33,645
Graham Corp. (A)	1,893	149,396
Helios Technologies, Inc.	5,995	387,936
Hillman Solutions Corp. (A)	36,213	301,292
Hyster-Yale, Inc.	2,338	76,008
JBT Marel Corp.	9,449	1,208,244
Kadant, Inc.	2,132	623,290
Kennametal, Inc.	13,719	495,667
LB Foster Company, Class A (A)	1,781	49,690
Lindsay Corp.	1,899	226,114
Luxfer Holdings PLC	5,307	64,639
Mayville Engineering Company, Inc. (A)	2,504	44,947
Microvast Holdings, Inc. (A)(B)	36,296	54,444
Miller Industries, Inc.	2,057	93,696
Mueller Water Products, Inc., Class A	28,189	774,916
Omega Flex, Inc.	767	23,808
Palladyne AI Corp. (A)(B)	5,499	33,379
Park-Ohio Holdings Corp.	1,859	44,690
Proto Labs, Inc. (A)	4,294	244,844
Richtech Robotics, Inc., Class B (A)(B)	30,690	64,142
SPX Technologies, Inc. (A)	8,727	1,744,876
Standex International Corp.	2,173	553,811
Tennant Company	3,329	221,046
Terex Corp.	20,249	1,196,716
The Gorman-Rupp Company	3,870	240,443
The Greenbrier Companies, Inc.	5,465	287,732
The Manitowoc Company, Inc. (A)	6,419	74,781
Titan International, Inc. (A)	9,099	62,874
Trinity Industries, Inc.	14,568	468,798
Wabash National Corp.	7,261	62,590
Watts Water Technologies, Inc., Class A	4,946	1,435,774
Worthington Enterprises, Inc.	5,770	300,848
		20,732,504
Marine transportation – 0.2%
Costamare, Inc.	8,068	136,349
Genco Shipping & Trading, Ltd.	5,717	128,918
Himalaya Shipping, Ltd. (A)	5,132	68,256
Matson, Inc.	5,580	914,785
Pangaea Logistics Solutions, Ltd.	5,620	39,790
Safe Bulkers, Inc.	9,656	61,122
		1,349,220
Passenger airlines – 0.4%
Allegiant Travel Company (A)	2,610	211,514
Frontier Group Holdings, Inc. (A)(B)	10,774	38,032
JetBlue Airways Corp. (A)(B)	53,829	237,924
Joby Aviation, Inc. (A)(B)	106,082	876,237
SkyWest, Inc. (A)	7,328	672,930
Sun Country Airlines Holdings, Inc. (A)	9,209	152,133
		2,188,770
Professional services – 1.4%
Alight, Inc., Class A	87,000	50,695
Asure Software, Inc. (A)(B)	4,722	40,609
Barrett Business Services, Inc.	4,639	135,366
BlackSky Technology, Inc. (A)(B)	5,774	145,274
CBIZ, Inc. (A)	9,052	243,046
Conduent, Inc. (A)	28,439	36,402
CRA International, Inc.	1,165	188,590
CSG Systems International, Inc.	4,988	398,741
Exponent, Inc.	9,073	592,013

194

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Falcon's Beyond Global, Inc., Class A (A)(B)	2,726	$38,437
First Advantage Corp. (A)(B)	14,747	173,425
Franklin Covey Company (A)(B)	2,034	32,117
Huron Consulting Group, Inc. (A)	3,094	394,454
IBEX Holdings, Ltd. (A)	1,870	50,153
ICF International, Inc.	3,353	218,917
Innodata, Inc. (A)(B)	5,573	215,229
Insperity, Inc.	6,578	177,869
Kelly Services, Inc., Class A	5,914	52,339
Kforce, Inc.	3,255	95,176
Korn Ferry	9,487	597,207
Legalzoom.com, Inc. (A)	22,803	129,293
Maximus, Inc.	9,871	632,731
Mistras Group, Inc. (A)	2,104	31,097
Planet Labs PBC (A)	49,046	1,370,836
Public Policy Holding Company, Inc. (A)(B)	972	12,714
Resolute Holdings Management, Inc. (A)	772	125,296
Resources Connection, Inc. (B)	6,980	26,035
Spire Global, Inc. (A)	5,371	67,567
TIC Solutions, Inc. (A)	36,964	243,223
TriNet Group, Inc.	5,483	199,746
TrueBlue, Inc. (A)	6,189	24,199
Upwork, Inc. (A)(B)	22,304	244,452
Verra Mobility Corp. (A)	29,087	415,653
Willdan Group, Inc. (A)	2,542	194,616
		7,593,517
Trading companies and distributors – 1.0%
Alta Equipment Group, Inc.	3,967	21,303
BlueLinx Holdings, Inc. (A)	1,422	77,044
Boise Cascade Company	6,742	511,381
Custom Truck One Source, Inc. (A)	11,300	74,241
Distribution Solutions Group, Inc. (A)	2,051	53,818
DNOW, Inc. (A)	33,736	401,796
DXP Enterprises, Inc. (A)	2,361	329,903
GATX Corp.	6,492	1,108,444
Global Industrial, Inc.	2,776	87,500
Herc Holdings, Inc.	5,922	589,535
Hudson Technologies, Inc. (A)	7,251	42,636
Karat Packaging, Inc.	1,672	46,682
McGrath RentCorp	4,481	494,165
NPK International, Inc. (A)	14,937	216,437
Rush Enterprises, Inc., Class A	10,986	726,284
Rush Enterprises, Inc., Class B	1,681	108,172
Titan Machinery, Inc. (A)	3,925	65,626
Transcat, Inc. (A)	1,664	122,221
Willis Lease Finance Corp.	513	87,343
Xometry, Inc., Class A (A)(B)	7,971	325,536
		5,490,067
Transportation infrastructure – 0.0%
Sky Harbour Group Corp. (A)(B)	4,175	40,205
		96,866,973
Information technology – 13.6%
Communications equipment – 1.1%
ADTRAN Holdings, Inc. (A)	13,473	169,490
Applied Optoelectronics, Inc. (A)(B)	11,963	1,011,950
Aviat Networks, Inc. (A)	2,144	48,476
BK Technologies Corp. (A)	521	38,882
Calix, Inc. (A)	10,902	534,089
Clearfield, Inc. (A)	2,105	55,719
Digi International, Inc. (A)	6,750	325,350
Extreme Networks, Inc. (A)	24,192	364,815
Harmonic, Inc. (A)	20,164	181,073
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Inseego Corp. (A)(B)	2,458	$27,333
NETGEAR, Inc. (A)	4,941	107,911
NetScout Systems, Inc. (A)	12,602	400,618
Ribbon Communications, Inc. (A)	18,472	39,161
Viasat, Inc. (A)	22,369	1,024,500
Viavi Solutions, Inc. (A)	41,691	1,387,476
Vistance Networks, Inc. (A)	39,468	718,318
		6,435,161
Electronic equipment, instruments and components – 3.6%
908 Devices, Inc. (A)	5,197	31,806
Advanced Energy Industries, Inc.	6,816	2,199,591
Aeva Technologies, Inc. (A)(B)	7,251	95,423
Arlo Technologies, Inc. (A)	18,480	262,970
Badger Meter, Inc.	5,378	819,338
Bel Fuse, Inc., Class A	304	54,781
Bel Fuse, Inc., Class B	1,873	370,817
Belden, Inc.	7,095	814,719
Benchmark Electronics, Inc.	6,400	358,784
Climb Global Solutions, Inc.	2,874	56,963
CTS Corp.	5,256	251,027
Daktronics, Inc. (A)	7,220	141,151
ePlus, Inc.	4,795	360,824
Evolv Technologies Holdings, Inc. (A)	28,209	170,664
Fabrinet (A)	6,539	3,410,219
Frequency Electronics, Inc. (A)	1,211	53,599
Insight Enterprises, Inc. (A)	5,303	355,354
Itron, Inc. (A)	8,219	736,669
Kimball Electronics, Inc. (A)	4,496	106,510
Knowles Corp. (A)	15,472	397,321
Methode Electronics, Inc.	6,322	34,897
MicroVision, Inc. (A)(B)	57,012	36,556
Mirion Technologies, Inc. (A)	43,434	807,438
M-Tron Industries, Inc. (A)	516	34,495
Napco Security Technologies, Inc.	6,253	246,306
nLight, Inc. (A)	8,611	490,999
Novanta, Inc. (A)(B)	6,550	773,621
OSI Systems, Inc. (A)	2,845	755,376
Ouster, Inc. (A)	10,274	188,733
PC Connection, Inc.	2,103	122,941
Plexus Corp. (A)	4,812	974,622
Powerfleet, Inc. (A)	23,003	70,849
Rogers Corp. (A)	3,262	350,110
Sanmina Corp. (A)	9,667	1,253,230
ScanSource, Inc. (A)	3,973	144,220
TTM Technologies, Inc. (A)	18,526	1,804,803
Vishay Intertechnology, Inc.	21,898	394,164
Vishay Precision Group, Inc. (A)	2,165	94,004
Vuzix Corp. (A)(B)	12,572	29,041
		19,654,935
IT services – 0.7%
Applied Digital Corp. (A)	43,042	1,021,817
ASGN, Inc. (A)	7,574	293,190
Backblaze, Inc., Class A (A)	10,621	36,642
BigBear.ai Holdings, Inc. (A)(B)	78,599	276,668
Commerce.com, Inc. (A)	13,045	34,830
DigitalOcean Holdings, Inc. (A)	12,377	1,061,699
Fastly, Inc., Class A (A)	25,608	744,168
Grid Dynamics Holdings, Inc. (A)	12,492	71,204
Information Services Group, Inc.	7,352	28,232
Rackspace Technology, Inc. (A)(B)	16,258	15,930
The Hackett Group, Inc.	5,004	65,102
TSS, Inc. (A)(B)	4,045	52,625
Unisys Corp. (A)	13,100	27,117
VTEX, Class A (A)	10,379	41,516

195

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Whitefiber, Inc. (A)	2,028	$24,153
		3,794,893
Semiconductors and semiconductor equipment – 3.3%
ACM Research, Inc., Class A (A)	9,293	365,680
Aehr Test Systems (A)(B)	5,309	196,858
Aeluma, Inc. (A)(B)	2,404	31,468
Alpha & Omega Semiconductor, Ltd. (A)	4,625	102,490
Ambarella, Inc. (A)	7,485	385,290
Ambiq Micro, Inc. (A)	3,348	85,073
Atomera, Inc. (A)	5,547	21,134
Axcelis Technologies, Inc. (A)	5,617	522,830
Blaize Holdings, Inc. (A)(B)	16,951	30,851
CEVA, Inc. (A)	4,814	89,926
Cohu, Inc. (A)	8,270	253,227
Credo Technology Group Holding, Ltd. (A)	29,233	2,744,102
Diodes, Inc. (A)	8,315	567,582
FormFactor, Inc. (A)	14,094	1,366,977
Ichor Holdings, Ltd. (A)	6,155	286,885
Impinj, Inc. (A)	5,090	522,743
Indie Semiconductor, Inc., Class A (A)	36,472	117,440
Kopin Corp. (A)(B)	31,180	70,155
Kulicke & Soffa Industries, Inc.	9,198	604,493
MaxLinear, Inc. (A)	14,809	257,529
Navitas Semiconductor Corp. (A)(B)	36,792	322,666
NVE Corp.	891	58,361
PDF Solutions, Inc. (A)	5,829	190,667
Penguin Solutions, Inc. (A)	9,412	165,651
Photronics, Inc. (A)	10,321	417,072
Power Integrations, Inc. (B)	9,993	511,642
Rambus, Inc. (A)	19,534	1,680,510
Rigetti Computing, Inc. (A)	59,150	830,466
Semtech Corp. (A)	16,855	1,295,981
Silicon Laboratories, Inc. (A)	5,891	1,226,212
SiTime Corp. (A)	4,076	1,407,647
SkyWater Technology, Inc. (A)	6,421	176,000
Synaptics, Inc. (A)	7,016	491,401
Ultra Clean Holdings, Inc. (A)	8,087	502,850
Veeco Instruments, Inc. (A)	10,765	364,503
		18,264,362
Software – 4.3%
8x8, Inc. (A)	25,519	42,362
A10 Networks, Inc.	13,018	300,976
ACI Worldwide, Inc. (A)	18,750	768,938
Adeia, Inc.	19,710	473,631
Agilysys, Inc. (A)	4,707	334,856
Alarm.com Holdings, Inc. (A)	8,608	371,780
Alkami Technology, Inc. (A)(B)	12,556	196,753
Amplitude, Inc., Class A (A)	18,060	123,169
Appian Corp., Class A (A)	7,146	172,290
Arteris, Inc. (A)	5,683	93,429
Asana, Inc., Class A (A)	16,084	102,938
AvePoint, Inc. (A)	27,553	262,029
Bit Digital, Inc. (A)(B)	58,239	76,293
Bitdeer Technologies Group, Class A (A)(B)	22,242	192,393
Blackbaud, Inc. (A)	6,876	265,482
Blackline, Inc. (A)	9,012	333,444
Blend Labs, Inc., Class A (A)(B)	36,573	62,174
Box, Inc., Class A (A)	25,434	601,260
Braze, Inc., Class A (A)	16,046	378,846
C3.ai, Inc., Class A (A)(B)	23,430	197,281
Cerence, Inc. (A)(B)	8,022	50,619
Chaince Digital Holdings, Inc. (A)(B)	7,045	28,039
Cipher Digital, Inc. (A)(B)	58,740	755,984
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
CleanSpark, Inc. (A)(B)	45,771	$389,511
Clear Secure, Inc., Class A	15,973	773,253
Clearwater Analytics Holdings, Inc., Class A (A)	50,442	1,192,953
CommVault Systems, Inc. (A)	8,031	625,535
Consensus Cloud Solutions, Inc. (A)	3,396	80,621
Core Scientific, Inc. (A)(B)	52,545	786,073
Daily Journal Corp. (A)(B)	225	108,527
Digimarc Corp. (A)(B)	3,382	16,606
Digital Turbine, Inc. (A)(B)	19,680	56,678
Domo, Inc., Class B (A)(B)	6,595	20,181
D-Wave Quantum, Inc. (A)(B)	66,202	955,295
eGain Corp. (A)(B)	3,022	23,844
EverCommerce, Inc. (A)(B)	2,869	32,793
Five9, Inc. (A)	14,106	213,988
Freshworks, Inc., Class A (A)	37,905	304,377
Hut 8 Corp. (A)(B)	17,741	832,230
i3 Verticals, Inc., Class A (A)(B)	4,046	90,469
Intapp, Inc. (A)	10,437	268,127
InterDigital, Inc.	4,688	1,415,776
Kaltura, Inc. (A)	16,433	20,048
Life360, Inc. (A)(B)	3,782	154,381
LiveRamp Holdings, Inc. (A)	11,335	300,604
MARA Holdings, Inc. (A)(B)	68,770	561,163
Mitek Systems, Inc. (A)	8,025	108,338
N-able, Inc. (A)	13,814	64,511
NCR Voyix Corp. (A)(B)	25,255	159,864
NextNav, Inc. (A)(B)	17,223	275,912
ON24, Inc. (A)	7,255	58,766
OneSpan, Inc.	6,829	71,909
Ooma, Inc. (A)	4,784	69,607
Pagaya Technologies, Ltd., Class A (A)(B)	10,941	127,463
PagerDuty, Inc. (A)(B)	15,914	98,826
PAR Technology Corp. (A)	7,385	98,442
Porch Group, Inc. (A)	15,899	113,996
Progress Software Corp. (A)	7,579	194,401
Q2 Holdings, Inc. (A)	11,281	533,591
Qualys, Inc. (A)	6,534	574,012
Rapid7, Inc. (A)	12,102	66,682
Red Violet, Inc. (A)	2,088	72,245
ReposiTrak, Inc. (B)	2,267	17,229
Rezolve AI PLC (A)(B)	40,254	103,050
Rimini Street, Inc. (A)	9,285	30,455
Riot Platforms, Inc. (A)	63,119	780,151
Sapiens International Corp. NV	5,896	256,476
SEMrush Holdings, Inc., Class A (A)	8,627	103,006
Silvaco Group, Inc. (A)	1,674	11,852
SoundHound AI, Inc., Class A (A)(B)	70,154	481,958
Sprinklr, Inc., Class A (A)	21,293	127,758
Sprout Social, Inc., Class A (A)	9,924	56,567
SPS Commerce, Inc. (A)	6,924	385,459
Telos Corp. (A)	9,408	39,420
Tenable Holdings, Inc. (A)	21,574	364,924
TeraWulf, Inc. (A)(B)	56,048	808,773
Varonis Systems, Inc. (A)	21,166	454,434
Vertex, Inc., Class A (A)	12,854	152,834
Via Transportation, Inc., Class A (A)	2,063	30,945
Viant Technology, Inc., Class A (A)	2,861	32,043
Weave Communications, Inc. (A)	12,359	57,099
Workiva, Inc. (A)	9,207	549,013
Xperi, Inc. (A)	8,571	47,998
Yext, Inc. (A)	18,641	71,581

196

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zeta Global Holdings Corp., Class A (A)	38,073	$606,122
		23,665,711
Technology hardware, storage and peripherals – 0.6%
Corsair Gaming, Inc. (A)	8,785	48,757
Diebold Nixdorf, Inc. (A)	4,396	331,634
Eastman Kodak Company (A)	11,530	104,347
GPGI, Inc. (B)	32,253	551,526
Immersion Corp.	5,352	29,222
IonQ, Inc. (A)(B)	62,488	1,801,529
Quantum Computing, Inc. (A)(B)	36,515	250,128
Turtle Beach Corp. (A)	2,904	29,447
Xerox Holdings Corp. (B)	22,736	29,329
		3,175,919
		74,990,981
Materials – 4.7%
Chemicals – 1.6%
AdvanSix, Inc.	4,840	118,096
American Vanguard Corp. (A)	5,297	13,190
Arq, Inc. (A)	6,856	17,551
Ascent Industries Company (A)	1,768	23,532
ASP Isotopes, Inc. (A)(B)	20,687	91,437
Aspen Aerogels, Inc. (A)	12,448	42,572
Avient Corp.	16,669	605,085
Balchem Corp.	5,944	1,007,389
Cabot Corp.	9,466	712,884
Ecovyst, Inc. (A)	20,647	265,520
Flotek Industries, Inc. (A)(B)	2,616	44,394
Hawkins, Inc.	3,545	544,512
HB Fuller Company	9,911	611,310
Ingevity Corp. (A)	6,520	464,420
Innospec, Inc.	4,497	328,371
Intrepid Potash, Inc. (A)	1,982	84,770
Koppers Holdings, Inc.	3,445	133,253
Kronos Worldwide, Inc.	4,918	32,311
LSB Industries, Inc. (A)	9,925	147,883
Mativ Holdings, Inc.	9,926	86,356
Minerals Technologies, Inc.	5,757	408,286
Orion SA	10,721	69,687
Perimeter Solutions, Inc. (A)	25,262	616,898
PureCycle Technologies, Inc. (A)(B)	23,708	123,045
Quaker Chemical Corp.	2,493	309,705
Rayonier Advanced Materials, Inc. (A)	11,759	130,172
Sensient Technologies Corp.	7,652	661,439
Stepan Company	3,969	198,371
The Chemours Company	27,303	601,485
Tronox Holdings PLC	21,799	212,976
		8,706,900
Construction materials – 0.2%
Knife River Corp. (A)	10,375	847,119
Titan America SA (A)	4,684	70,166
United States Lime & Minerals, Inc.	1,986	259,391
		1,176,676
Containers and packaging – 0.2%
Ardagh Metal Packaging SA	25,904	104,911
Greif, Inc., Class A	4,233	283,907
Greif, Inc., Class B (B)	898	78,611
Myers Industries, Inc.	6,716	142,245
O-I Glass, Inc. (A)	27,820	292,388
Ranpak Holdings Corp. (A)(B)	9,038	32,266
TriMas Corp.	5,733	206,044
		1,140,372
Metals and mining – 2.6%
1911 Gold Corp. (A)(B)	5,045	3,532
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Alpha Metallurgical Resources, Inc. (A)	2,092	$429,425
American Battery Technology Company (A)	22,660	63,221
Caledonia Mining Corp. PLC	3,069	69,329
Century Aluminum Company (A)	10,297	604,331
Coeur Mining, Inc. (A)	175,017	3,285,069
Commercial Metals Company	20,134	1,236,832
Compass Minerals International, Inc. (A)	5,713	133,399
Constellium SE (A)	24,841	610,592
Contango Silver & Gold, Inc. (A)	2,118	39,713
Critical Metals Corp. (A)(B)	10,578	83,989
Dakota Gold Corp. (A)	16,698	84,325
Ferroglobe PLC	22,591	93,075
Hecla Mining Company	115,081	2,143,959
Idaho Strategic Resources, Inc. (A)	2,725	87,527
Ivanhoe Electric, Inc. (A)	19,466	230,088
Kaiser Aluminum Corp.	2,915	351,287
Materion Corp.	3,760	543,884
Metallus, Inc. (A)	6,789	110,932
NioCorp Developments, Ltd. (A)(B)	21,399	95,440
Novagold Resources, Inc. (A)	51,066	458,573
Pan American Silver Corp. (A)	88,114	52,868
Perpetua Resources Corp. (A)	15,748	442,834
Ramaco Resources, Inc., Class A (A)	7,549	116,708
Ryerson Holding Corp.	8,114	182,403
SSR Mining, Inc. (A)	36,872	1,084,037
SunCoke Energy, Inc.	15,895	103,476
Tredegar Corp. (A)	5,120	40,704
United States Antimony Corp. (A)(B)	21,565	188,262
US Gold Corp. (A)(B)	2,551	38,750
USA Rare Earth, Inc. (A)(B)	33,376	505,146
Vox Royalty Corp.	11,660	61,098
Warrior Met Coal, Inc.	9,440	879,336
Worthington Steel, Inc.	6,059	183,891
		14,638,035
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,961	42,579
Magnera Corp. (A)	5,962	56,699
Resolute Forest Products, Inc. (A)(C)	9,238	13,118
Sylvamo Corp.	6,082	256,904
		369,300
		26,031,283
Real estate – 5.2%
Diversified REITs – 0.5%
AH Realty Trust, Inc.	14,621	80,416
Alpine Income Property Trust, Inc.	2,473	44,514
American Assets Trust, Inc.	9,496	174,821
Broadstone Net Lease, Inc.	34,139	623,720
CTO Realty Growth, Inc.	5,605	103,636
Essential Properties Realty Trust, Inc.	35,758	1,085,613
Gladstone Commercial Corp.	8,724	99,715
Global Net Lease, Inc.	36,065	337,568
Modiv Industrial, Inc.	2,061	29,514
NexPoint Diversified Real Estate Trust	7,324	34,203
		2,613,720
Health care REITs – 1.0%
American Healthcare REIT, Inc.	32,284	1,522,513
CareTrust REIT, Inc.	40,577	1,487,147
Chiron Real Estate, Inc.	2,308	76,349
Community Healthcare Trust, Inc.	4,937	78,449
Diversified Healthcare Trust	40,167	266,709
LTC Properties, Inc.	8,474	314,894
National Health Investors, Inc.	8,506	687,795
Sabra Health Care REIT, Inc.	44,808	861,658

197

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Sila Realty Trust, Inc.	10,057	$238,150
Universal Health Realty Income Trust	2,369	95,873
		5,629,537
Hotel and resort REITs – 0.5%
Apple Hospitality REIT, Inc.	40,033	460,780
Braemar Hotels & Resorts, Inc.	11,176	26,375
Chatham Lodging Trust	8,831	69,500
DiamondRock Hospitality Company	36,551	342,483
Pebblebrook Hotel Trust	20,313	256,553
RLJ Lodging Trust	22,233	164,969
Ryman Hospitality Properties, Inc.	11,142	1,028,072
Service Properties Trust	29,256	39,642
Summit Hotel Properties, Inc.	19,831	87,653
Sunstone Hotel Investors, Inc.	33,030	297,600
Xenia Hotels & Resorts, Inc.	17,263	256,010
		3,029,637
Industrial REITs – 0.4%
Industrial Logistics Properties Trust	10,419	59,180
Innovative Industrial Properties, Inc.	5,015	251,552
LXP Industrial Trust	10,457	483,741
One Liberty Properties, Inc.	3,921	84,145
Terreno Realty Corp.	18,457	1,133,629
		2,012,247
Office REITs – 0.4%
Brandywine Realty Trust	31,184	84,509
COPT Defense Properties	20,477	626,596
Douglas Emmett, Inc.	29,313	276,128
Easterly Government Properties, Inc.	7,530	161,368
Empire State Realty Trust, Inc., Class A	25,691	133,593
Hudson Pacific Properties, Inc. (A)	9,909	58,562
JBG SMITH Properties	10,961	160,140
NET Lease Office Properties	2,810	32,371
Peakstone Realty Trust	6,691	139,775
Piedmont Realty Trust, Inc. (A)	22,872	150,269
Postal Realty Trust, Inc., Class A	4,350	80,736
SL Green Realty Corp.	13,029	481,291
		2,385,338
Real estate management and development – 0.6%
Compass, Inc., Class A (A)	116,240	849,714
Cushman & Wakefield, Ltd. (A)	41,977	514,638
Douglas Elliman, Inc. (A)	14,311	23,470
eXp World Holdings, Inc. (B)	16,664	99,817
Forestar Group, Inc. (A)	3,579	87,471
FRP Holdings, Inc. (A)	2,544	55,663
Kennedy-Wilson Holdings, Inc.	22,373	242,076
Marcus & Millichap, Inc.	4,665	124,042
Maui Land & Pineapple Company, Inc. (A)	1,578	24,285
Newmark Group, Inc., Class A	27,612	413,904
RE/MAX Holdings, Inc., Class A (A)	3,913	22,539
Seaport Entertainment Group, Inc. (A)(B)	1,509	32,413
Tejon Ranch Company (A)	4,097	77,187
The Real Brokerage, Inc. (A)	26,698	66,745
The RMR Group, Inc., Class A	2,954	45,698
The St. Joe Company	6,933	435,392
		3,115,054
Residential REITs – 0.3%
BRT Apartments Corp.	3,053	40,727
Centerspace	3,075	176,659
Independence Realty Trust, Inc.	43,338	645,303
NexPoint Residential Trust, Inc.	4,275	106,875
UMH Properties, Inc.	14,893	214,906
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Veris Residential, Inc.	14,578	$275,087
		1,459,557
Retail REITs – 1.2%
Acadia Realty Trust	24,085	460,505
Alexander's, Inc.	390	92,118
CBL & Associates Properties, Inc.	3,325	127,780
Curbline Properties Corp.	17,707	456,664
FrontView REIT, Inc.	3,885	60,101
Getty Realty Corp.	9,754	310,177
InvenTrust Properties Corp.	14,288	435,212
Kite Realty Group Trust	39,195	962,237
NETSTREIT Corp.	15,155	285,369
Phillips Edison & Company, Inc.	22,777	852,315
Saul Centers, Inc.	2,573	83,828
SITE Centers Corp.	9,633	52,018
Tanger, Inc.	20,534	697,745
The Macerich Company	46,682	882,290
Urban Edge Properties	23,056	460,659
Whitestone REIT	8,466	136,726
		6,355,744
Specialized REITs – 0.3%
Farmland Partners, Inc.	7,027	78,913
Four Corners Property Trust, Inc.	19,103	451,786
Gladstone Land Corp.	6,332	64,586
Outfront Media, Inc.	26,716	707,974
Safehold, Inc.	10,252	138,710
Smartstop Self Storage REIT, Inc.	10,043	304,102
		1,746,071
		28,346,905
Utilities – 3.0%
Electric utilities – 0.9%
Genie Energy, Ltd., B Shares	4,151	58,695
Hawaiian Electric Industries, Inc. (A)	29,564	438,730
MGE Energy, Inc.	6,774	523,562
Oklo, Inc. (A)(B)	22,098	1,095,840
Otter Tail Corp.	6,993	613,776
Portland General Electric Company	20,294	1,070,914
TXNM Energy, Inc.	18,075	1,056,665
		4,858,182
Gas utilities – 1.1%
Brookfield Infrastructure Corp., Class A	21,849	863,472
Chesapeake Utilities Corp.	4,274	540,105
New Jersey Resources Corp.	18,222	1,000,752
Northwest Natural Holding Company	7,561	402,396
ONE Gas, Inc.	10,695	921,160
RGC Resources, Inc.	1,772	39,073
Southwest Gas Holdings, Inc.	12,416	1,078,950
Spire, Inc.	10,464	947,411
		5,793,319
Independent power and renewable electricity producers – 0.3%
Hallador Energy Company (A)	6,187	100,724
Montauk Renewables, Inc. (A)	12,923	14,861
Ormat Technologies, Inc.	11,023	1,233,694
		1,349,279
Multi-utilities – 0.4%
Avista Corp.	14,551	584,077
Black Hills Corp.	13,638	946,614
Northwestern Energy Group, Inc.	11,095	731,604

198

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Unitil Corp.	3,290	$171,870
		2,434,165
Water utilities – 0.3%
American States Water Company	6,990	528,584
Cadiz, Inc. (A)	10,427	51,197
California Water Service Group	10,872	492,936
Consolidated Water Company, Ltd.	2,782	92,140
Global Water Resources, Inc.	3,684	27,962
H2O America	6,021	353,252
Middlesex Water Company	3,326	173,118
Pure Cycle Corp. (A)	4,446	44,727
The York Water Company	2,647	80,601
		1,844,517
		16,279,462
TOTAL COMMON STOCKS (Cost $390,713,724)		$531,443,456
RIGHTS – 0.0%
Gen Digital, Inc. (Expiration Date: 4-17-27) (A)(D)	1,637	790
M-Tron Industries, Inc. (Expiration Date: 4-15-26) (A)(D)	516	1,084
TOTAL RIGHTS (Cost $6,384)		$1,874
WARRANTS – 0.0%
Bed Bath & Beyond, Inc. (Expiration Date: 10-7-26; Strike Price: $15.50) (A)	1,084	609
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)(B)	668	259
Xerox Holdings Corp. (Expiration Date: 2-14-28; Strike Price: $8.00) (A)	11,169	1,011
TOTAL WARRANTS (Cost $0)		$1,879
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 5.0%
Short-term funds – 5.0%
John Hancock Collateral Trust, 3.6657% (E)(F)	2,739,196	$27,396,621
TOTAL SHORT-TERM INVESTMENTS (Cost $27,399,461)		$27,396,621
Total Investments (Small Cap Index Trust) (Cost $418,119,569) – 101.6%		$558,843,830
Other assets and liabilities, net – (1.6%)		(8,685,798)
TOTAL NET ASSETS – 100.0%		$550,158,032
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $30,702,524. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $21,263,857 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 3-31-26.
(F)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $10,821,261.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	155	Long	Jun 2026	$19,432,889	$19,469,550	$36,661
						$36,661

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%
Communication services – 1.7%
Diversified telecommunication services – 0.4%
ATN International, Inc.	1,281	$34,869
Bandwidth, Inc., Class A (A)	2,329	41,503
GCI Liberty, Inc., Class A (A)	453	16,693
GCI Liberty, Inc., Class C (A)	3,093	115,091
Liberty Global, Ltd., Class A (A)	13,320	161,039
Liberty Global, Ltd., Class C (A)	11,560	135,599
Liberty Latin America, Ltd., Class A (A)(B)	4,204	36,323
Liberty Latin America, Ltd., Class C (A)	13,964	123,162
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Shenandoah Telecommunications Company	4,470	$68,927
		733,206
Entertainment – 0.1%
Lionsgate Studios Corp. (A)	3,261	31,273
Starz Entertainment Corp. (A)	217	2,496
The Marcus Corp.	3,239	55,614

199

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Vivid Seats, Inc., Class A (A)(B)	203	$1,200
		90,583
Interactive media and services – 0.3%
Angi, Inc. (A)	4,966	34,017
Bumble, Inc., Class A (A)	13,782	44,929
Cars.com, Inc. (A)(B)	5,933	48,176
DHI Group, Inc. (A)	5,212	14,646
TripAdvisor, Inc. (A)	5,848	62,340
Yelp, Inc. (A)	3,229	79,885
Ziff Davis, Inc. (A)	3,608	151,392
ZoomInfo Technologies, Inc. (A)	21,157	126,519
		561,904
Media – 0.6%
Advantage Solutions, Inc. (A)	369	7,801
Boston Omaha Corp., Class A (A)	2,031	23,722
Cable One, Inc. (A)	361	32,927
DoubleVerify Holdings, Inc. (A)	6,704	63,688
Entravision Communications Corp., Class A	5,075	15,073
Gray Media, Inc.	6,546	28,410
John Wiley & Sons, Inc., Class A	3,198	121,844
Magnite, Inc. (A)	1,010	11,999
National CineMedia, Inc.	5,768	17,592
Nexstar Media Group, Inc.	2,524	456,415
Paramount Skydance Corp., Class B (B)	3,570	32,201
PubMatic, Inc., Class A (A)	1,567	12,818
Scholastic Corp.	3,690	144,131
Sinclair, Inc.	3,075	39,791
Sirius XM Holdings, Inc.	3,142	72,517
The EW Scripps Company, Class A (A)	5,843	21,736
Urban One, Inc. (A)	310	1,693
Versant Media Group, Inc. (A)	1,064	39,389
		1,143,747
Wireless telecommunication services – 0.3%
Array Digital Infrastructure, Inc.	4,082	188,343
Spok Holdings, Inc.	2,056	22,410
Telephone & Data Systems, Inc.	9,503	400,076
		610,829
		3,140,269
Consumer discretionary – 13.4%
Automobile components – 2.5%
Adient PLC (A)	7,735	156,324
Autoliv, Inc.	2,627	276,255
BorgWarner, Inc.	20,277	1,100,230
Cooper-Standard Holdings, Inc. (A)	667	18,589
Dana, Inc.	13,642	459,053
Dauch Corp. (A)	12,966	76,888
Dorman Products, Inc. (A)	1,962	204,754
Fox Factory Holding Corp. (A)	3,760	61,890
Gentex Corp.	10,932	238,864
Gentherm, Inc. (A)	1,109	30,808
Holley, Inc. (A)	3,597	11,043
LCI Industries	2,008	246,944
Lear Corp.	4,812	582,637
Motorcar Parts of America, Inc. (A)	1,585	17,530
Patrick Industries, Inc.	3,037	337,320
PHINIA, Inc.	4,248	290,733
Standard Motor Products, Inc.	2,401	83,411
Stoneridge, Inc. (A)	1,672	8,076
Strattec Security Corp. (A)	486	38,073
The Goodyear Tire & Rubber Company (A)	28,079	186,164
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Visteon Corp.	1,686	$153,611
		4,579,197
Automobiles – 0.4%
Harley-Davidson, Inc.	11,870	240,011
Thor Industries, Inc.	4,767	380,836
Winnebago Industries, Inc.	3,280	101,647
		722,494
Broadline retail – 0.4%
Kohl's Corp. (B)	13,005	167,765
Macy's, Inc.	28,501	515,583
		683,348
Distributors – 0.5%
Genuine Parts Company	3,635	384,401
Gold.com, Inc.	1,782	71,423
LKQ Corp.	16,533	485,574
Weyco Group, Inc.	1,316	42,178
		983,576
Diversified consumer services – 1.0%
ADT, Inc.	55,669	365,745
American Public Education, Inc. (A)	1,919	109,153
Bright Horizons Family Solutions, Inc. (A)	2,524	207,296
Carriage Services, Inc.	798	36,437
Covista, Inc. (A)	1,885	217,246
Graham Holdings Company, Class B	207	218,853
Liberty Live Holdings, Inc., Class A (A)	94	8,614
Liberty Live Holdings, Inc., Class C (A)	89	8,376
Matthews International Corp., Class A	3,440	88,821
Mister Car Wash, Inc. (A)	9,339	65,093
Perdoceo Education Corp.	6,614	246,107
Strategic Education, Inc.	2,056	170,566
Stride, Inc. (A)	2,548	224,657
		1,966,964
Hotels, restaurants and leisure – 1.2%
Aramark	15,713	637,005
Biglari Holdings, Inc., Class A (A)	17	29,626
Biglari Holdings, Inc., Class B (A)(B)	145	47,791
BJ's Restaurants, Inc. (A)	2,850	100,035
Bloomin' Brands, Inc.	2,492	13,457
Caesars Entertainment, Inc. (A)	9,191	242,918
Cracker Barrel Old Country Store, Inc. (B)	1,259	35,390
El Pollo Loco Holdings, Inc. (A)	2,613	36,216
First Watch Restaurant Group, Inc. (A)	5,499	57,630
Global Business Travel Group I (A)(B)	3,299	18,408
Golden Entertainment, Inc.	1,315	35,097
Hilton Grand Vacations, Inc. (A)	5,843	228,578
Krispy Kreme, Inc. (B)	7,902	26,788
Life Time Group Holdings, Inc. (A)	10,806	291,114
Marriott Vacations Worldwide Corp.	3,104	202,132
MGM Resorts International (A)	1,116	41,303
Monarch Casino & Resort, Inc.	315	30,114
Penn Entertainment, Inc. (A)	2,512	37,755
Portillo's, Inc., Class A (A)	5,244	27,741
Pursuit Attractions and Hospitality, Inc. (A)	922	33,773
RCI Hospitality Holdings, Inc. (B)	396	9,033
Target Hospitality Corp. (A)	5,846	54,251
		2,236,155
Household durables – 2.5%
Bassett Furniture Industries, Inc.	1,234	17,461
Beazer Homes USA, Inc. (A)	2,059	39,615
Century Communities, Inc.	3,460	198,535

200

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Champion Homes, Inc. (A)	2,765	$205,633
Cricut, Inc., Class A (B)	2,477	9,264
Dream Finders Homes, Inc., Class A (A)	1,861	25,905
Ethan Allen Interiors, Inc.	3,592	79,958
Flexsteel Industries, Inc.	817	36,716
Green Brick Partners, Inc. (A)	2,414	155,582
Helen of Troy, Ltd. (A)	1,240	17,881
Hovnanian Enterprises, Inc., Class A (A)	292	32,386
KB Home	4,725	244,519
La-Z-Boy, Inc.	4,577	147,105
Legacy Housing Corp. (A)	1,610	32,892
LGI Homes, Inc. (A)	2,578	101,908
Lifetime Brands, Inc.	2,931	16,824
M/I Homes, Inc. (A)	1,752	214,532
Meritage Homes Corp.	4,502	278,404
Mohawk Industries, Inc. (A)	5,688	560,040
Newell Brands, Inc.	42,806	146,825
Taylor Morrison Home Corp. (A)	10,987	639,883
The Lovesac Company (A)(B)	1,272	18,787
Toll Brothers, Inc.	8,328	1,136,522
Traeger, Inc. (A)	63	1,827
Tri Pointe Homes, Inc. (A)	2,211	103,320
Universal Electronics, Inc. (A)	745	3,069
Whirlpool Corp. (B)	2,459	132,589
		4,597,982
Leisure products – 0.7%
American Outdoor Brands, Inc. (A)	1,873	17,494
Brunswick Corp.	4,333	315,269
Callaway Golf Company (A)	16,634	230,880
Escalade, Inc.	2,119	36,383
Funko, Inc., Class A (A)	2,763	8,703
JAKKS Pacific, Inc.	482	9,601
Latham Group, Inc. (A)	3,937	21,142
Malibu Boats, Inc., Class A (A)(B)	1,546	40,072
MasterCraft Boat Holdings, Inc. (A)	617	12,655
Mattel, Inc. (A)	20,739	301,338
Polaris, Inc.	2,358	128,511
Smith & Wesson Brands, Inc.	5,955	85,335
Sturm Ruger & Company, Inc.	555	22,250
		1,229,633
Specialty retail – 3.3%
1-800-Flowers.com, Inc., Class A (A)(B)	3,196	9,716
Abercrombie & Fitch Company, Class A (A)	1,335	121,979
Academy Sports & Outdoors, Inc.	7,767	438,447
Advance Auto Parts, Inc. (B)	1,167	61,559
American Eagle Outfitters, Inc.	21,469	358,532
America's Car-Mart, Inc. (A)	565	7,192
Arko Corp.	7,149	39,748
Asbury Automotive Group, Inc. (A)	1,739	339,818
AutoNation, Inc. (A)	2,601	507,871
Caleres, Inc.	3,065	32,305
CarMax, Inc. (A)	8,067	335,426
Citi Trends, Inc. (A)	367	15,898
Designer Brands, Inc., Class A (B)	2,923	16,632
Destination XL Group, Inc. (A)	2,471	1,260
Floor & Decor Holdings, Inc., Class A (A)	4,756	241,605
Genesco, Inc. (A)	1,311	38,006
Group 1 Automotive, Inc.	841	278,060
GrowGeneration Corp. (A)	2,529	2,782
Haverty Furniture Companies, Inc.	1,613	34,163
Lands' End, Inc. (A)	2,354	26,459
Lithia Motors, Inc.	2,347	586,093
Monro, Inc.	2,235	35,849
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
National Vision Holdings, Inc. (A)	8,220	$212,898
OneWater Marine, Inc., Class A (A)	531	5,018
Penske Automotive Group, Inc.	3,017	451,102
Petco Health & Wellness Company, Inc. (A)(B)	16,756	46,582
Sally Beauty Holdings, Inc. (A)	8,532	118,168
Shoe Carnival, Inc.	3,686	57,465
Signet Jewelers, Ltd.	4,587	388,244
Sonic Automotive, Inc., Class A	2,092	143,448
Sportsman's Warehouse Holdings, Inc. (A)	3,273	4,615
The Cato Corp., Class A (A)	295	835
The Gap, Inc.	29,845	722,249
Upbound Group, Inc.	4,529	81,748
Urban Outfitters, Inc. (A)	5,233	331,511
Zumiez, Inc. (A)	1,822	40,376
		6,133,659
Textiles, apparel and luxury goods – 0.9%
Birkenstock Holding PLC (A)(B)	8,232	294,953
Capri Holdings, Ltd. (A)	1,569	27,646
Carter's, Inc.	3,145	112,465
Columbia Sportswear Company	3,185	174,570
Crocs, Inc. (A)	2,308	191,610
Culp, Inc. (A)	334	915
G-III Apparel Group, Ltd.	4,615	127,836
Lakeland Industries, Inc. (B)	1,110	9,091
Movado Group, Inc.	1,758	42,930
Oxford Industries, Inc. (B)	1,341	51,642
Peace Mark Holdings, Ltd. (A)(C)	464,000	0
PVH Corp.	5,581	389,331
Rocky Brands, Inc.	802	31,053
Steven Madden, Ltd.	3,578	121,366
Superior Group of Companies, Inc.	663	6,736
Under Armour, Inc., Class A (A)(B)	17,132	101,250
Under Armour, Inc., Class C (A)	17,114	99,090
Vera Bradley, Inc. (A)	609	1,924
		1,784,408
		24,917,416
Consumer staples – 6.6%
Beverages – 0.7%
Brown-Forman Corp., Class A (B)	3,936	105,445
Brown-Forman Corp., Class B (B)	13,211	349,299
MGP Ingredients, Inc.	571	10,501
Molson Coors Beverage Company, Class B	17,257	743,086
The Boston Beer Company, Inc., Class A (A)	492	113,357
		1,321,688
Consumer staples distribution and retail – 1.8%
Albertsons Companies, Inc., Class A	35,896	611,668
Grocery Outlet Holding Corp. (A)	10,381	73,186
Ingles Markets, Inc., Class A	1,684	151,375
Maplebear, Inc. (A)	11,353	425,283
Natural Grocers by Vitamin Cottage, Inc.	1,055	27,272
Performance Food Group Company (A)	11,545	988,945
PriceSmart, Inc.	2,713	408,307
The Andersons, Inc.	3,985	286,043
United Natural Foods, Inc. (A)	5,100	229,806
Village Super Market, Inc., Class A	685	28,928
Weis Markets, Inc.	2,494	170,565
		3,401,378
Food products – 3.5%
Alico, Inc.	490	20,217

201

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Calavo Growers, Inc.	1,494	$38,530
Cal-Maine Foods, Inc.	4,220	334,013
Conagra Brands, Inc.	35,678	560,858
Darling Ingredients, Inc. (A)	13,870	857,860
Dole PLC	8,043	114,934
Flowers Foods, Inc.	11,300	92,095
Fresh Del Monte Produce, Inc.	5,560	223,846
Hormel Foods Corp.	15,195	344,167
Ingredion, Inc.	5,453	614,335
J&J Snack Foods Corp.	740	58,660
John B Sanfilippo & Son, Inc.	673	53,389
Lamb Weston Holdings, Inc.	1,230	51,980
Limoneira Company	726	9,743
McCormick & Company, Inc.	223	11,248
Mission Produce, Inc. (A)(B)	6,987	96,141
Pilgrim's Pride Corp.	10,245	386,851
Post Holdings, Inc. (A)	3,713	367,067
Seaboard Corp.	82	463,630
Seneca Foods Corp., Class A (A)	675	102,006
Smithfield Foods, Inc.	3,578	100,077
The Campbell's Company (B)	24,542	546,550
The Hain Celestial Group, Inc. (A)	4,728	3,299
The J.M. Smucker Company	8,189	789,747
The Simply Good Foods Company (A)	8,295	119,033
Tootsie Roll Industries, Inc.	784	33,485
TreeHouse Foods, Inc. (A)(C)	4,177	8,062
Utz Brands, Inc.	4,321	34,222
Vital Farms, Inc. (A)	1,534	21,660
		6,457,705
Household products – 0.4%
Central Garden & Pet Company (A)	1,833	67,399
Central Garden & Pet Company, Class A (A)	4,521	146,571
Oil-Dri Corp. of America	1,062	69,126
Reynolds Consumer Products, Inc.	17,282	366,033
Spectrum Brands Holdings, Inc.	2,271	167,373
		816,502
Personal care products – 0.1%
Coty, Inc., Class A (A)	1,388	2,790
Edgewell Personal Care Company	4,909	104,758
Interparfums, Inc.	304	27,615
Nature's Sunshine Products, Inc. (A)	1,118	26,821
Nu Skin Enterprises, Inc., Class A	2,988	21,753
The Honest Company, Inc. (A)	3,767	11,075
USANA Health Sciences, Inc. (A)	1,639	28,633
		223,445
Tobacco – 0.1%
Universal Corp.	2,089	110,090
		12,330,808
Energy – 12.1%
Energy equipment and services – 3.2%
Archrock, Inc.	570	19,836
Atlas Energy Solutions, Inc. (B)	4,723	61,966
Borr Drilling, Ltd. (A)	7,383	42,600
Bristow Group, Inc.	2,707	126,931
Cactus, Inc., Class A	2,265	107,293
Core Laboratories, Inc.	3,240	54,400
DMC Global, Inc. (A)	1,495	7,789
Expro Group Holdings NV (A)	7,270	126,571
Forum Energy Technologies, Inc. (A)	377	22,115
Geospace Technologies Corp. (A)	516	6,295
Helix Energy Solutions Group, Inc. (A)	15,979	158,032
Helmerich & Payne, Inc.	10,203	367,614
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Innovex International, Inc. (A)	4,094	$99,853
Kodiak Gas Services, Inc.	4,848	282,735
Liberty Energy, Inc.	17,241	496,541
Nabors Industries, Ltd. (A)	530	45,612
National Energy Services Reunited Corp. (A)	3,276	70,336
Natural Gas Services Group, Inc.	1,588	59,931
Noble Corp. PLC	12,060	591,784
NOV, Inc.	29,216	549,553
Oceaneering International, Inc. (A)	5,206	184,657
Oil States International, Inc. (A)	4,041	47,037
Patterson-UTI Energy, Inc.	44,990	487,242
ProPetro Holding Corp. (A)	12,321	177,546
Ranger Energy Services, Inc., Class A	1,141	19,557
RPC, Inc.	18,302	129,578
SEACOR Marine Holdings, Inc. (A)	2,432	17,413
Seadrill, Ltd. (A)	5,319	242,015
Select Water Solutions, Inc.	9,501	145,365
Tidewater, Inc. (A)	2,637	220,321
Transocean, Ltd. (A)(B)	59,579	395,009
Valaris, Ltd. (A)	6,022	590,397
		5,953,924
Oil, gas and consumable fuels – 8.9%
Antero Resources Corp. (A)	24,486	1,039,186
APA Corp.	34,160	1,449,750
Ardmore Shipping Corp.	3,297	50,279
California Resources Corp.	8,117	561,859
Chord Energy Corp.	3,829	544,407
Clean Energy Fuels Corp. (A)	3,066	7,604
CNX Resources Corp. (A)	16,223	625,397
Comstock Resources, Inc. (A)	15,035	316,938
Core Natural Resources, Inc.	2,002	209,669
Crescent Energy Company, Class A	23,094	311,769
CVR Energy, Inc. (A)	1,439	48,422
DHT Holdings, Inc.	14,515	265,189
Dorian LPG, Ltd.	4,873	166,657
DT Midstream, Inc.	4,039	543,932
Evolution Petroleum Corp.	1,700	7,786
FutureFuel Corp.	4,276	16,463
Granite Ridge Resources, Inc.	9,757	57,274
Gulfport Energy Corp. (A)	922	195,068
HF Sinclair Corp.	15,888	991,252
International Seaways, Inc.	5,151	375,405
Kosmos Energy, Ltd. (A)	16,832	46,793
Magnolia Oil & Gas Corp., Class A	16,854	532,081
Matador Resources Company	12,265	774,903
Murphy Oil Corp.	16,753	691,061
NACCO Industries, Inc., Class A	700	36,379
Nordic American Tankers, Ltd.	20,225	118,519
Northern Oil and Gas, Inc.	9,425	275,493
Ovintiv, Inc.	22,193	1,317,376
Par Pacific Holdings, Inc. (A)	657	41,154
Peabody Energy Corp.	9,500	313,025
Permian Resources Corp., Class A	77,161	1,645,073
PrimeEnergy Resources Corp. (A)	140	32,599
Range Resources Corp.	13,686	618,333
REX American Resources Corp. (A)	3,776	172,072
Riley Exploration Permian, Inc.	1,631	59,450
SandRidge Energy, Inc.	3,343	54,524
Scorpio Tankers, Inc.	5,970	445,720
SFL Corp., Ltd.	12,426	134,077
SM Energy Company	23,867	744,173
Talos Energy, Inc. (A)	16,487	259,835
Teekay Corp., Ltd.	7,202	87,936
Teekay Tankers, Ltd., Class A	3,513	257,573

202

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
VAALCO Energy, Inc.	6,882	$43,632
Vitesse Energy, Inc. (B)	1,343	24,389
World Kinect Corp.	2,632	60,720
		16,571,196
		22,525,120
Financials – 28.5%
Banks – 16.6%
1st Source Corp.	2,221	153,715
ACNB Corp.	648	31,020
Amalgamated Financial Corp.	2,746	106,737
Amerant Bancorp, Inc.	3,652	80,490
Ameris Bancorp	5,877	458,347
Ames National Corp.	500	14,110
Arrow Financial Corp.	1,150	38,606
Associated Banc-Corp.	14,699	380,116
Atlantic Union Bankshares Corp.	11,653	416,478
Axos Financial, Inc. (A)	5,130	436,512
Banc of California, Inc.	7,844	137,898
Bank First Corp.	187	25,256
Bank of Hawaii Corp.	722	53,609
Bank of Marin Bancorp	2,031	52,055
Bank OZK	11,075	508,232
Bank7 Corp.	293	11,685
BankUnited, Inc.	7,426	335,358
Bankwell Financial Group, Inc.	400	19,408
Banner Corp.	3,299	200,183
Bar Harbor Bankshares	2,090	67,821
BayCom Corp.	1,125	33,441
BCB Bancorp, Inc.	1,477	13,263
Beacon Financial Corp.	11,086	332,580
Blue Ridge Bankshares, Inc.	3,675	15,435
BOK Financial Corp.	4,828	618,274
Bridgewater Bancshares, Inc. (A)	1,759	31,134
Business First Bancshares, Inc.	2,110	57,054
Byline Bancorp, Inc.	4,069	128,458
C&F Financial Corp.	312	22,757
California BanCorp	2,293	40,632
Camden National Corp.	1,655	78,530
Capital Bancorp, Inc.	1,039	30,900
Capital City Bank Group, Inc.	2,242	97,437
Capitol Federal Financial, Inc.	13,578	96,811
Carter Bankshares, Inc. (A)	1,494	34,840
Cathay General Bancorp	6,640	331,070
Central Pacific Financial Corp.	2,460	78,622
Chemung Financial Corp.	723	38,912
ChoiceOne Financial Services, Inc.	696	19,572
Citizens & Northern Corp.	960	21,446
City Holding Company	270	32,270
Civista Bancshares, Inc.	1,114	25,388
CNB Financial Corp.	2,328	67,419
Colony Bankcorp, Inc.	959	19,151
Columbia Banking System, Inc.	26,091	715,676
Columbia Financial, Inc. (A)	600	10,506
Commerce Bancshares, Inc.	7,535	370,722
Community Financial System, Inc.	3,533	207,210
Community Trust Bancorp, Inc.	1,985	120,529
Community West Bancshares	1,200	27,960
ConnectOne Bancorp, Inc.	4,667	124,936
Cullen/Frost Bankers, Inc.	3,186	436,737
Customers Bancorp, Inc. (A)	2,981	206,911
CVB Financial Corp.	11,610	225,118
Dime Community Bancshares, Inc.	3,984	134,739
East West Bancorp, Inc.	5,076	541,914
Enterprise Financial Services Corp.	3,431	185,651
Equity Bancshares, Inc., Class A	1,442	64,039
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Farmers & Merchants Bancorp, Inc.	323	$8,291
Farmers National Banc Corp.	2,674	35,190
FB Financial Corp.	4,580	237,885
Financial Institutions, Inc.	1,894	60,059
First Bancorp (North Carolina)	3,610	203,424
First Bancorp (Puerto Rico)	16,954	362,137
First Bank	1,600	25,600
First Busey Corp.	7,814	197,460
First Business Financial Services, Inc.	1,274	68,707
First Commonwealth Financial Corp.	10,059	176,837
First Community Bankshares, Inc.	1,904	79,054
First Community Corp.	434	12,686
First Financial Bancorp	10,125	282,285
First Financial Bankshares, Inc.	725	21,351
First Financial Corp.	1,325	83,740
First Hawaiian, Inc.	11,994	295,532
First Horizon Corp.	40,043	911,379
First Internet Bancorp	777	15,835
First Interstate BancSystem, Inc., Class A	8,824	294,722
First Merchants Corp.	4,867	188,499
First Mid Bancshares, Inc.	2,091	86,128
First Northwest Bancorp	800	6,944
First Western Financial, Inc. (A)	421	10,348
Firstsun Capital Bancorp (A)	435	15,860
Five Star Bancorp	926	34,929
FNB Corp.	31,117	520,276
FS Bancorp, Inc.	400	15,436
Fulton Financial Corp.	18,051	367,157
German American Bancorp, Inc.	1,684	70,374
Glacier Bancorp, Inc.	693	30,956
Great Southern Bancorp, Inc.	1,117	70,516
Hancock Whitney Corp.	7,556	480,486
Hanmi Financial Corp.	3,548	93,525
HBT Financial, Inc.	1,200	32,064
Heritage Commerce Corp.	6,790	84,739
Heritage Financial Corp.	3,545	92,170
Hilltop Holdings, Inc.	3,960	141,847
Home Bancorp, Inc.	926	56,097
Home BancShares, Inc.	7,879	212,181
HomeTrust Bancshares, Inc. (B)	1,161	49,517
Hope Bancorp, Inc.	13,236	147,846
Horizon Bancorp, Inc.	1,613	26,727
Independent Bank Corp. (Massachusetts)	3,736	280,985
Independent Bank Corp. (Michigan)	2,250	74,925
International Bancshares Corp.	5,105	343,515
Investar Holding Corp.	500	13,635
Kearny Financial Corp.	6,920	52,246
Lakeland Financial Corp.	367	21,058
LCNB Corp.	600	9,354
Live Oak Bancshares, Inc.	2,128	70,373
Mechanics Bancorp, Class A	1,802	26,580
Mercantile Bank Corp.	1,666	84,133
Metrocity Bankshares, Inc.	1,534	43,980
Metropolitan Bank Holding Corp.	854	71,130
Mid Penn Bancorp, Inc.	1,196	38,463
Midland States Bancorp, Inc.	480	10,709
MVB Financial Corp.	777	19,293
National Bank Holdings Corp., Class A	3,153	123,471
National Bankshares, Inc.	622	22,647
NBT Bancorp, Inc.	4,510	192,036
Nicolet Bankshares, Inc.	1,711	254,289
Northeast Bank	770	86,525
Northeast Community Bancorp, Inc.	435	10,353
Northfield Bancorp, Inc.	5,738	77,693

203

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Northrim BanCorp, Inc.	2,608	$59,671
Northwest Bancshares, Inc.	13,082	166,011
Norwood Financial Corp.	1,188	34,951
OceanFirst Financial Corp.	6,369	114,897
OFG Bancorp (B)	4,703	190,283
Old National Bancorp	24,670	545,207
Old Second Bancorp, Inc.	4,574	92,212
OP Bancorp	1,000	13,300
Orange County Bancorp, Inc.	468	14,967
Origin Bancorp, Inc.	2,367	98,136
Orrstown Financial Services, Inc.	1,191	42,971
Park National Corp.	1,236	202,024
Pathward Financial, Inc.	1,629	145,356
PCB Bancorp	836	18,802
Peapack-Gladstone Financial Corp.	1,625	57,216
Peoples Bancorp, Inc.	3,396	111,627
Peoples Financial Services Corp.	673	35,891
Pinnacle Financial Partners, Inc.	8,209	707,123
Ponce Financial Group, Inc. (A)	798	13,335
Popular, Inc.	5,254	704,929
Preferred Bank (B)	1,142	103,568
Primis Financial Corp.	3,054	40,557
Prosperity Bancshares, Inc.	8,511	571,769
Provident Financial Holdings, Inc.	1,778	28,661
Provident Financial Services, Inc.	11,642	246,345
QCR Holdings, Inc.	1,449	123,817
RBB Bancorp	1,075	22,973
Red River Bancshares, Inc.	365	33,011
Renasant Corp.	8,041	290,521
Republic Bancorp, Inc., Class A	1,139	80,356
Riverview Bancorp, Inc.	3,925	21,588
S&T Bancorp, Inc.	3,678	153,851
Seacoast Banking Corp. of Florida	4,717	142,878
ServisFirst Bancshares, Inc.	265	19,300
Shore Bancshares, Inc.	3,724	69,564
Sierra Bancorp	1,759	59,665
SmartFinancial, Inc.	1,186	46,349
South Plains Financial, Inc.	954	39,973
Southern First Bancshares, Inc. (A)	537	29,267
Southern Missouri Bancorp, Inc.	1,012	64,707
Southside Bancshares, Inc.	2,314	71,942
SouthState Bank Corp.	7,682	710,739
Stellar Bancorp, Inc.	3,617	132,418
Stock Yards Bancorp, Inc.	725	48,060
Texas Capital Bancshares, Inc. (A)	4,127	391,570
TFS Financial Corp. (B)	1,758	24,700
The Bank of NT Butterfield & Son, Ltd.	2,175	114,144
The First Bancorp, Inc.	1,316	36,887
The Hingham Institution for Savings	69	19,723
Third Coast Bancshares, Inc. (A)	881	33,328
Tompkins Financial Corp.	1,266	99,811
Towne Bank	6,599	222,188
TriCo Bancshares	1,995	94,842
Triumph Financial, Inc. (A)	875	52,203
Trustmark Corp.	6,793	286,257
UMB Financial Corp.	4,166	469,883
United Bankshares, Inc.	12,184	504,661
United Community Banks, Inc.	10,335	325,449
Unity Bancorp, Inc.	906	46,958
Univest Financial Corp.	3,139	107,542
Valley National Bancorp	49,284	605,208
WaFd, Inc.	7,756	243,538
Washington Trust Bancorp, Inc.	624	20,879
Webster Financial Corp.	14,613	1,014,434
WesBanco, Inc.	7,994	275,713
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Westamerica BanCorp	1,332	$69,464
Western Alliance Bancorp	4,595	325,556
Western New England Bancorp, Inc.	3,609	46,664
Wintrust Financial Corp.	3,477	483,094
WSFS Financial Corp.	4,815	315,190
Zions Bancorp NA	13,290	765,770
		30,816,313
Capital markets – 1.7%
Affiliated Managers Group, Inc.	742	205,311
Diamond Hill Investment Group, Inc.	101	17,382
DigitalBridge Group, Inc.	6,789	104,686
Franklin Resources, Inc.	33,033	780,239
Invesco, Ltd.	38,955	946,217
Janus Henderson Group PLC	9,283	476,868
Oppenheimer Holdings, Inc., Class A	817	72,868
Stifel Financial Corp.	1,707	126,181
StoneX Group, Inc. (A)	2,119	170,897
Victory Capital Holdings, Inc., Class A	2,487	162,849
Virtus Investment Partners, Inc.	556	74,699
		3,138,197
Consumer finance – 1.9%
Ally Financial, Inc.	24,039	943,050
Atlanticus Holdings Corp. (A)	1,012	53,100
Bread Financial Holdings, Inc.	5,224	391,225
Consumer Portfolio Services, Inc. (A)	1,066	8,240
Encore Capital Group, Inc. (A)	835	58,550
Enova International, Inc. (A)	1,865	253,323
EZCORP, Inc., Class A (A)	6,064	153,904
Green Dot Corp., Class A (A)	5,713	64,100
LendingClub Corp. (A)	9,687	138,718
Navient Corp.	7,626	62,381
Nelnet, Inc., Class A	2,752	354,898
NerdWallet, Inc., Class A (A)	2,380	24,704
OneMain Holdings, Inc.	10,668	570,631
Oportun Financial Corp. (A)	1,259	5,804
PRA Group, Inc. (A)	3,520	61,600
PROG Holdings, Inc.	1,807	51,843
Regional Management Corp.	573	18,479
SLM Corp.	11,835	253,387
World Acceptance Corp. (A)	247	33,355
		3,501,292
Financial services – 2.7%
Acacia Research Corp. (A)	5,453	26,229
Alerus Financial Corp.	1,790	42,441
California First Leasing Corp. (A)	141	3,525
Cass Information Systems, Inc.	338	14,879
Corebridge Financial, Inc.	42,616	1,016,808
Enact Holdings, Inc.	5,826	237,759
Essent Group, Ltd.	8,696	508,194
Euronet Worldwide, Inc. (A)	1,646	109,245
EVERTEC, Inc.	521	14,703
Federal Agricultural Mortgage Corp., Class C	898	133,218
Flywire Corp. (A)	1,868	21,744
Jackson Financial, Inc., Class A	7,265	768,056
Merchants Bancorp	2,523	108,262
MGIC Investment Corp.	21,346	560,333
NMI Holdings, Inc. (A)	7,442	279,149
Onity Group, Inc. (A)	315	12,370
Payoneer Global, Inc. (A)	14,781	71,392
Paysafe, Ltd. (A)(B)	4,562	31,067
PennyMac Financial Services, Inc.	3,750	327,750
Radian Group, Inc.	9,022	298,448
Repay Holdings Corp. (A)	3,834	9,968

204

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
TrustCo Bank Corp. NY	2,163	$94,696
Velocity Financial, Inc. (A)	2,333	42,204
Voya Financial, Inc.	2,868	195,942
Walker & Dunlop, Inc.	1,642	72,872
Waterstone Financial, Inc.	3,889	70,119
		5,071,373
Insurance – 5.6%
American Coastal Insurance Corp.	2,809	31,601
American Financial Group, Inc.	3,802	485,553
Assurant, Inc.	2,162	470,905
Assured Guaranty, Ltd.	3,868	315,165
Axis Capital Holdings, Ltd.	6,963	706,118
Brighthouse Financial, Inc. (A)	5,735	343,412
CNO Financial Group, Inc.	9,400	385,964
Donegal Group, Inc., Class A	3,869	66,469
Employers Holdings, Inc.	2,752	113,217
Everest Group, Ltd.	246	80,405
F&G Annuities & Life, Inc.	2,346	59,401
Fidelity National Financial, Inc.	11,745	544,733
First American Financial Corp.	8,688	523,800
Genworth Financial, Inc. (A)	37,420	303,850
Globe Life, Inc.	4,562	634,894
Greenlight Capital Re, Ltd., Class A (A)	1,519	26,264
Hamilton Insurance Group, Ltd., Class B	2,452	73,143
HCI Group, Inc.	144	22,264
Heritage Insurance Holdings, Inc. (A)	2,137	56,096
Horace Mann Educators Corp.	4,103	175,116
Investors Title Company	203	44,120
James River Group Holdings, Inc.	2,157	13,589
Kemper Corp.	4,883	149,224
Lincoln National Corp.	14,025	497,888
Mercury General Corp.	3,856	339,906
Octave Specialty Group, Inc. (A)	522	2,427
Old Republic International Corp.	9,967	397,683
ProAssurance Corp. (A)	646	15,969
Reinsurance Group of America, Inc.	2,571	524,895
RenaissanceRe Holdings, Ltd.	2,784	827,488
Safety Insurance Group, Inc.	1,112	80,776
Selective Insurance Group, Inc.	281	21,185
SelectQuote, Inc. (A)	9,833	6,190
SiriusPoint, Ltd. (A)	12,227	263,370
Stewart Information Services Corp.	2,456	151,240
The Hanover Insurance Group, Inc.	1,292	223,968
Tiptree, Inc.	4,589	77,646
United Fire Group, Inc.	2,109	78,160
Universal Insurance Holdings, Inc.	3,446	117,715
Unum Group	9,284	678,011
White Mountains Insurance Group, Ltd.	185	406,438
		10,336,258
		52,863,433
Health care – 6.5%
Biotechnology – 0.4%
Alkermes PLC (A)	3,720	131,539
Anika Therapeutics, Inc. (A)	1,585	22,983
BioMarin Pharmaceutical, Inc. (A)	1,385	78,239
CareDx, Inc. (A)	1,713	29,738
Catalyst Pharmaceuticals, Inc. (A)	3,842	95,128
Emergent BioSolutions, Inc. (A)	2,676	22,211
Monte Rosa Therapeutics, Inc. (A)	1,139	18,737
Myriad Genetics, Inc. (A)	781	3,515
Organogenesis Holdings, Inc. (A)	6,172	14,628
PDL BioPharma, Inc. (A)(C)	5,434	435
Sage Therapeutics, Inc. (A)(C)	2,478	446
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Veracyte, Inc. (A)	7,060	$227,403
		645,002
Health care equipment and supplies – 1.3%
Acme United Corp.	733	32,919
Align Technology, Inc. (A)	1,782	305,488
Avanos Medical, Inc. (A)	5,595	78,386
CONMED Corp.	1,313	46,428
Enovis Corp. (A)	6,058	137,820
Envista Holdings Corp. (A)	15,329	388,897
FONAR Corp. (A)	463	8,593
Globus Medical, Inc., Class A (A)	1,225	105,546
Haemonetics Corp. (A)	1,221	68,816
ICU Medical, Inc. (A)	1,490	192,434
Inogen, Inc. (A)	1,678	10,370
Integer Holdings Corp. (A)	1,801	158,488
Integra LifeSciences Holdings Corp. (A)	5,794	54,579
Kewaunee Scientific Corp. (A)	83	2,844
LivaNova PLC (A)	2,219	141,040
Neogen Corp. (A)	16,520	153,471
Omnicell, Inc. (A)	3,675	122,672
OraSure Technologies, Inc. (A)	4,040	12,120
OrthoPediatrics Corp. (A)	827	13,124
QuidelOrtho Corp. (A)	5,901	96,953
Tactile Systems Technology, Inc. (A)	1,515	39,587
The Cooper Companies, Inc. (A)	3,335	238,453
Utah Medical Products, Inc.	289	17,915
		2,426,943
Health care providers and services – 1.5%
Acadia Healthcare Company, Inc. (A)	8,305	194,254
AdaptHealth Corp. (A)	10,001	119,012
Addus HomeCare Corp. (A)	1,511	141,505
Astrana Health, Inc. (A)	1,776	43,548
Castle Biosciences, Inc. (A)	1,079	26,489
Cross Country Healthcare, Inc. (A)	2,134	20,060
HealthEquity, Inc. (A)	367	30,670
Henry Schein, Inc. (A)	2,034	149,906
LifeStance Health Group, Inc. (A)	7,345	46,788
Molina Healthcare, Inc. (A)	3,616	482,013
National HealthCare Corp.	1,373	219,268
OPKO Health, Inc. (A)	8,398	9,574
Pediatrix Medical Group, Inc. (A)	7,834	167,569
Select Medical Holdings Corp.	8,695	141,642
Surgery Partners, Inc. (A)(B)	5,297	63,140
The Pennant Group, Inc. (A)	2,698	82,235
Universal Health Services, Inc., Class B	4,471	800,175
US Physical Therapy, Inc.	1,139	85,379
		2,823,227
Health care technology – 0.1%
Certara, Inc. (A)	9,929	56,595
Evolent Health, Inc., Class A (A)	1,381	3,149
GoodRx Holdings, Inc., Class A (A)	3,210	6,292
Health Catalyst, Inc. (A)	2,468	3,134
HealthStream, Inc.	2,711	56,145
Simulations Plus, Inc. (A)	940	11,111
Teladoc Health, Inc. (A)	10,016	54,587
TruBridge, Inc. (A)	1,067	15,621
		206,634
Life sciences tools and services – 1.3%
Avantor, Inc. (A)	28,030	219,755
Bio-Rad Laboratories, Inc., Class A (A)	1,612	449,345
Charles River Laboratories International, Inc. (A)	2,842	490,245
ICON PLC (A)	4,952	547,988
Mesa Laboratories, Inc.	246	21,751

205

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
OmniAb, Inc. (A)	6,457	$10,137
OmniAb, Inc., $12.50 Earnout Shares (A)	240	205
OmniAb, Inc., $15.00 Earnout Shares (A)	240	186
Revvity, Inc. (B)	7,835	686,424
		2,426,036
Pharmaceuticals – 1.9%
Amphastar Pharmaceuticals, Inc. (A)	3,557	69,682
Cumberland Pharmaceuticals, Inc. (A)	956	3,107
Elanco Animal Health, Inc. (A)	38,843	929,513
Harmony Biosciences Holdings, Inc. (A)	3,797	106,354
Innoviva, Inc. (A)	7,085	165,081
Jazz Pharmaceuticals PLC (A)	1,394	263,536
Organon & Company	1,289	7,721
Pacira BioSciences, Inc. (A)	3,165	71,529
Perrigo Company PLC	13,161	141,349
Prestige Consumer Healthcare, Inc. (A)	3,587	212,601
SIGA Technologies, Inc.	3,721	19,907
Supernus Pharmaceuticals, Inc. (A)	4,666	241,186
Viatris, Inc.	91,004	1,229,464
		3,461,030
		11,988,872
Industrials – 15.9%
Aerospace and defense – 0.5%
AAR Corp. (A)	3,420	374,353
AerSale Corp. (A)	2,933	18,243
National Presto Industries, Inc.	744	101,973
Textron, Inc.	2,448	214,347
V2X, Inc. (A)	2,053	140,631
		849,547
Air freight and logistics – 0.3%
GXO Logistics, Inc. (A)	5,455	282,842
Hub Group, Inc., Class A	5,858	211,122
Radiant Logistics, Inc. (A)	3,764	26,536
		520,500
Building products – 1.7%
American Woodmark Corp. (A)	2,154	85,794
Apogee Enterprises, Inc.	2,485	83,347
AZZ, Inc.	1,776	222,231
Builders FirstSource, Inc. (A)	7,090	583,720
Fortune Brands Innovations, Inc.	8,853	345,001
Gibraltar Industries, Inc. (A)	2,835	113,031
Hayward Holdings, Inc. (A)	13,257	177,379
Insteel Industries, Inc.	1,689	56,767
Janus International Group, Inc. (A)	5,808	29,911
JELD-WEN Holding, Inc. (A)	4,097	5,080
Masterbrand, Inc. (A)	11,236	93,371
Owens Corning	5,214	564,259
Quanex Building Products Corp.	2,029	36,461
Resideo Technologies, Inc. (A)	13,667	460,715
Tecnoglass, Inc.	2,038	90,793
UFP Industries, Inc.	2,310	212,797
		3,160,657
Commercial services and supplies – 1.0%
ABM Industries, Inc.	5,820	224,186
ACCO Brands Corp.	8,323	24,969
Brady Corp., Class A	2,040	165,730
BrightView Holdings, Inc. (A)	8,678	102,314
Civeo Corp. (A)	673	17,808
Deluxe Corp.	4,579	126,106
Ennis, Inc.	3,253	69,679
Healthcare Services Group, Inc. (A)	4,919	91,247
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
HNI Corp.	4,021	$134,261
Interface, Inc.	5,284	131,677
MillerKnoll, Inc.	5,808	83,984
Montrose Environmental Group, Inc. (A)	393	8,603
NL Industries, Inc.	3,260	19,006
OPENLANE, Inc. (A)	10,424	303,860
UniFirst Corp.	1,266	318,513
Vestis Corp. (A)	8,348	65,615
Virco Manufacturing Corp.	1,200	7,344
		1,894,902
Construction and engineering – 0.5%
Ameresco, Inc., Class A (A)	2,658	67,779
Arcosa, Inc.	2,760	292,946
Bowman Consulting Group, Ltd. (A)	1,047	29,777
Concrete Pumping Holdings, Inc. (A)	3,671	26,211
Great Lakes Dredge & Dock Corp. (A)	3,498	59,466
NWPX Infrastructure, Inc. (A)	1,306	101,685
Orion Group Holdings, Inc. (A)	4,226	46,063
Tutor Perini Corp.	2,020	155,924
WillScot Holdings Corp.	4,038	70,100
		849,951
Electrical equipment – 1.5%
Acuity, Inc.	1,322	370,451
Allient, Inc.	1,380	81,544
Atkore, Inc.	1,619	95,375
EnerSys	2,561	444,897
LSI Industries, Inc.	3,947	73,414
Preformed Line Products Company	494	133,751
Regal Rexnord Corp.	5,186	971,130
Sensata Technologies Holding PLC	13,006	458,071
Shoals Technologies Group, Inc., Class A (A)	4,351	28,630
Thermon Group Holdings, Inc. (A)	3,785	190,764
Ultralife Corp. (A)	1,984	12,936
		2,860,963
Ground transportation – 1.7%
ArcBest Corp.	2,127	209,212
Covenant Logistics Group, Inc.	2,928	79,495
Heartland Express, Inc.	8,010	83,304
Knight-Swift Transportation Holdings, Inc.	15,126	870,955
Marten Transport, Ltd.	7,224	94,851
PAMT Corp. (A)	2,085	17,618
Ryder System, Inc.	3,502	716,894
Saia, Inc. (A)	599	210,417
Schneider National, Inc., Class B	8,309	219,025
U-Haul Holding Company (A)(B)	1,626	77,690
U-Haul Holding Company, Series N	9,368	418,469
Universal Logistics Holdings, Inc.	1,998	42,238
Werner Enterprises, Inc.	6,648	195,518
		3,235,686
Machinery – 3.6%
Aebi Schmidt Holding AG	3,018	29,305
AGCO Corp.	5,423	628,363
Alamo Group, Inc.	1,176	194,005
Albany International Corp., Class A	1,243	64,897
Astec Industries, Inc.	2,815	151,560
CNH Industrial NV	79,156	870,716
Columbus McKinnon Corp.	2,178	31,646
Douglas Dynamics, Inc.	2,021	85,064
Enpro, Inc.	1,197	300,028
Esab Corp.	2,308	223,091
Gates Industrial Corp. PLC (A)	10,297	232,815
Gencor Industries, Inc. (A)	1,462	21,930

206

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Helios Technologies, Inc.	2,995	$193,806
Hillman Solutions Corp. (A)	17,806	148,146
Hurco Companies, Inc. (A)	510	7,502
Hyster-Yale, Inc.	1,090	35,436
IDEX Corp.	888	168,320
Kennametal, Inc.	8,328	300,891
LB Foster Company, Class A (A)	1,699	47,402
Lindsay Corp.	100	11,907
Luxfer Holdings PLC	1,836	22,362
Mayville Engineering Company, Inc. (A)(B)	1,796	32,238
Miller Industries, Inc.	1,781	81,125
Oshkosh Corp.	3,488	513,468
Park-Ohio Holdings Corp.	749	18,006
Perma-Pipe International Holdings, Inc. (A)	1,100	32,791
Proto Labs, Inc. (A)	2,456	140,041
Stanley Black & Decker, Inc.	8,593	610,619
Tennant Company	353	23,439
Terex Corp.	5,797	342,603
The Eastern Company	1,145	23,175
The Gorman-Rupp Company (B)	867	53,867
The Greenbrier Companies, Inc.	3,130	164,795
The Manitowoc Company, Inc. (A)	4,590	53,474
The Timken Company	3,298	331,680
Titan International, Inc. (A)	8,125	56,144
Trinity Industries, Inc.	8,335	268,220
Twin Disc, Inc.	1,650	24,866
Worthington Enterprises, Inc.	3,398	177,172
		6,716,915
Marine transportation – 0.6%
Costamare, Inc.	11,608	196,175
Genco Shipping & Trading, Ltd.	5,252	118,433
Kirby Corp. (A)	2,620	348,146
Matson, Inc.	2,873	471,000
Pangaea Logistics Solutions, Ltd.	4,289	30,366
		1,164,120
Passenger airlines – 0.7%
Alaska Air Group, Inc. (A)(B)	11,606	426,869
Allegiant Travel Company (A)	1,947	157,785
Copa Holdings SA, Class A	1,954	221,994
SkyWest, Inc. (A)	3,517	322,966
Sun Country Airlines Holdings, Inc. (A)	7,681	126,890
		1,256,504
Professional services – 2.0%
Alight, Inc., Class A	47,117	27,455
Amentum Holdings, Inc. (A)	16,288	424,791
Asure Software, Inc. (A)	1,391	11,963
CACI International, Inc., Class A (A)	795	432,377
Clarivate PLC (A)(B)	55,199	139,653
Concentrix Corp.	5,815	159,098
Conduent, Inc. (A)	14,444	18,488
First Advantage Corp. (A)(B)	1,878	22,085
FTI Consulting, Inc. (A)	1,387	245,180
Genpact, Ltd.	10,705	398,761
IBEX Holdings, Ltd. (A)	874	23,441
ICF International, Inc.	1,410	92,059
Kelly Services, Inc., Class A	1,711	15,142
Korn Ferry	4,161	261,935
ManpowerGroup, Inc.	2,145	63,192
Maximus, Inc.	2,940	188,454
Mistras Group, Inc. (A)	2,232	32,989
Resources Connection, Inc.	2,834	10,571
Robert Half, Inc.	3,575	90,805
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Science Applications International Corp.	2,147	$203,793
TIC Solutions, Inc. (A)	3,263	21,471
TransUnion	11,045	764,204
TrueBlue, Inc. (A)	2,004	7,836
TTEC Holdings, Inc. (A)(B)	1,300	3,250
		3,658,993
Trading companies and distributors – 1.8%
BlueLinx Holdings, Inc. (A)	1,193	64,637
Boise Cascade Company	3,402	258,042
Custom Truck One Source, Inc. (A)	9,674	63,558
Distribution Solutions Group, Inc. (A)	2,214	58,095
DNOW, Inc. (A)	16,642	198,206
GATX Corp.	1,486	253,720
Global Industrial, Inc.	1,726	54,404
Herc Holdings, Inc.	1,719	171,126
Hudson Technologies, Inc. (A)	2,645	15,553
McGrath RentCorp	1,388	153,069
MSC Industrial Direct Company, Inc., Class A	1,510	139,328
NPK International, Inc. (A)	8,462	122,614
Rush Enterprises, Inc., Class A	5,847	386,545
Rush Enterprises, Inc., Class B	1,275	82,046
Titan Machinery, Inc. (A)	725	12,122
Transcat, Inc. (A)	442	32,465
WESCO International, Inc.	4,309	1,179,029
Willis Lease Finance Corp.	650	110,669
		3,355,228
		29,523,966
Information technology – 6.9%
Communications equipment – 0.6%
Aviat Networks, Inc. (A)	829	18,744
Clearfield, Inc. (A)	468	12,388
Digi International, Inc. (A)	3,664	176,605
Harmonic, Inc. (A)	4,330	38,883
KVH Industries, Inc. (A)	910	8,154
NetScout Systems, Inc. (A)	7,596	241,477
Ribbon Communications, Inc. (A)	8,541	18,107
Viasat, Inc. (A)	11,656	533,845
		1,048,203
Electronic equipment, instruments and components – 3.7%
Arrow Electronics, Inc. (A)	4,682	671,446
Avnet, Inc.	9,370	577,379
Benchmark Electronics, Inc.	4,113	230,575
Crane NXT Company	2,405	97,619
CTS Corp.	2,507	119,734
Daktronics, Inc. (A)	1,875	36,656
ePlus, Inc.	2,645	199,036
Insight Enterprises, Inc. (A)	1,140	76,391
IPG Photonics Corp. (A)	3,031	347,322
Itron, Inc. (A)	1,866	167,250
Key Tronic Corp. (A)	1,900	5,187
Kimball Electronics, Inc. (A)	3,382	80,120
Knowles Corp. (A)	9,130	234,458
Littelfuse, Inc.	78	26,469
Methode Electronics, Inc.	2,971	16,400
Mirion Technologies, Inc. (A)	1,787	33,220
PC Connection, Inc.	2,791	163,162
Plexus Corp. (A)	2,482	502,704
Powerfleet, Inc. (A)	9,661	29,756
Ralliant Corp.	520	21,627
RF Industries, Ltd. (A)	120	1,237
Richardson Electronics, Ltd.	1,461	15,998
Sanmina Corp. (A)	2,774	359,621
ScanSource, Inc. (A)	3,273	118,810

207

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
SmartRent, Inc. (A)	4,300	$6,450
TD SYNNEX Corp.	7,604	1,282,871
TTM Technologies, Inc. (A)	9,028	879,508
Vishay Intertechnology, Inc.	12,027	216,486
Vishay Precision Group, Inc. (A)	1,185	51,453
Zebra Technologies Corp., Class A (A)	1,499	313,411
		6,882,356
IT services – 0.9%
Akamai Technologies, Inc. (A)	6,195	711,496
Amdocs, Ltd.	7,064	460,997
ASGN, Inc. (A)	3,833	148,375
DXC Technology Company (A)	16,462	206,927
EPAM Systems, Inc. (A)	273	36,964
Globant SA (A)	157	7,239
Grid Dynamics Holdings, Inc. (A)	2,685	15,305
Information Services Group, Inc.	4,400	16,896
Kyndryl Holdings, Inc. (A)	2,115	27,749
		1,631,948
Semiconductors and semiconductor equipment – 1.2%
Alpha & Omega Semiconductor, Ltd. (A)	3,319	73,549
Amkor Technology, Inc.	23,333	1,050,685
Axcelis Technologies, Inc. (A)	415	38,628
Cirrus Logic, Inc. (A)	1,763	254,965
Diodes, Inc. (A)	3,447	235,292
Magnachip Semiconductor Corp. (A)	2,526	7,073
Penguin Solutions, Inc. (A)	4,457	78,443
Photronics, Inc. (A)	6,900	278,829
Qorvo, Inc. (A)	975	75,465
Skyworks Solutions, Inc.	1,789	95,801
Synaptics, Inc. (A)	211	14,778
Veeco Instruments, Inc. (A)	3,352	113,499
		2,317,007
Software – 0.4%
ACI Worldwide, Inc. (A)	4,926	202,015
Cerence, Inc. (A)	2,124	13,402
CleanSpark, Inc. (A)(B)	13,785	117,310
LiveRamp Holdings, Inc. (A)	5,657	150,024
Mitek Systems, Inc. (A)	3,339	45,077
N-able, Inc. (A)	9,627	44,958
NCino, Inc. (A)	2,030	30,409
NCR Voyix Corp. (A)	7,832	49,577
OneSpan, Inc.	2,351	24,756
Progress Software Corp. (A)	400	10,260
		687,788
Technology hardware, storage and peripherals – 0.1%
AstroNova, Inc. (A)	120	1,103
Corsair Gaming, Inc. (A)	3,313	18,387
Diebold Nixdorf, Inc. (A)	1,323	99,807
Xerox Holdings Corp. (B)	18,434	23,780
		143,077
		12,710,379
Materials – 6.8%
Chemicals – 3.7%
AdvanSix, Inc.	2,915	71,126
American Vanguard Corp. (A)	1,301	3,239
Arq, Inc. (A)	1,736	4,444
Ascent Industries Company (A)	131	1,744
Ashland, Inc.	4,854	269,931
Avient Corp.	8,252	299,548
Axalta Coating Systems, Ltd. (A)	17,346	480,484
Cabot Corp.	3,221	242,574
Celanese Corp.	6,338	416,850
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	6,363	$826,172
Core Molding Technologies, Inc. (A)	1,000	22,400
Eastman Chemical Company	9,612	733,588
Ecovyst, Inc. (A)	11,000	141,460
Element Solutions, Inc.	10,461	357,139
HB Fuller Company	4,160	256,589
Huntsman Corp.	2,772	36,895
Innospec, Inc.	1,905	139,103
Intrepid Potash, Inc. (A)	1,117	47,774
Koppers Holdings, Inc.	2,301	89,003
Kronos Worldwide, Inc.	5,645	37,088
LSB Industries, Inc. (A)	6,523	97,193
Mativ Holdings, Inc.	4,760	41,412
Minerals Technologies, Inc.	2,920	207,086
NewMarket Corp.	90	57,686
Olin Corp.	9,448	280,889
Orion SA	4,191	27,242
Perimeter Solutions, Inc. (A)	926	22,613
Quaker Chemical Corp.	1,263	156,902
Rayonier Advanced Materials, Inc. (A)	4,555	50,424
Sensient Technologies Corp.	1,134	98,023
Solstice Advanced Materials, Inc.	6,447	491,004
Stepan Company	1,951	97,511
The Mosaic Company	25,732	656,166
Westlake Corp.	587	68,573
		6,829,875
Construction materials – 0.1%
Knife River Corp. (A)	3,125	255,156
Containers and packaging – 1.1%
AptarGroup, Inc.	4,827	608,299
Graphic Packaging Holding Company	23,338	231,980
Greif, Inc., Class A	2,525	169,352
Greif, Inc., Class B (B)	1,013	88,678
Myers Industries, Inc. (B)	4,005	84,826
O-I Glass, Inc. (A)	11,675	122,704
Ranpak Holdings Corp. (A)	4,753	16,968
Silgan Holdings, Inc. (B)	7,724	299,691
Sonoco Products Company	4,787	258,929
TriMas Corp.	3,876	139,303
		2,020,730
Metals and mining – 1.8%
Alcoa Corp.	17,538	1,163,296
Alpha Metallurgical Resources, Inc. (A)	1,317	270,341
Ampco-Pittsburgh Corp. (A)	1,644	11,048
Caledonia Mining Corp. PLC	1,040	23,494
Coeur Mining, Inc. (A)	6,632	124,483
Commercial Metals Company	11,570	710,745
Friedman Industries, Inc.	1,511	26,775
Kaiser Aluminum Corp.	839	101,108
Materion Corp.	1,671	241,710
Metallus, Inc. (A)	5,092	83,203
Nexa Resources SA	900	9,531
Ramaco Resources, Inc., Class A (A)	1,111	17,176
Reliance, Inc.	184	55,921
Ryerson Holding Corp.	5,485	123,303
SunCoke Energy, Inc.	7,778	50,635
Tredegar Corp. (A)	1,654	13,149
Warrior Met Coal, Inc.	1,521	141,681
Worthington Steel, Inc.	4,445	134,906
		3,302,505
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	1,597	22,965
Louisiana-Pacific Corp.	1,970	143,318
Mercer International, Inc.	7,458	10,590

208

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Resolute Forest Products, Inc. (A)(C)	7,541	$10,708
Sylvamo Corp.	1,762	74,427
		262,008
		12,670,274
Real estate – 0.8%
Real estate management and development – 0.8%
Compass, Inc., Class A (A)	13,103	95,783
Cushman & Wakefield, Ltd. (A)	20,427	250,435
Forestar Group, Inc. (A)	4,423	108,098
FRP Holdings, Inc. (A)	1,862	40,741
Howard Hughes Holdings, Inc. (A)	3,339	211,225
Jones Lang LaSalle, Inc. (A)	1,499	456,176
Kennedy-Wilson Holdings, Inc.	11,933	129,115
Marcus & Millichap, Inc.	1,908	50,734
Newmark Group, Inc., Class A	8,103	121,464
RE/MAX Holdings, Inc., Class A (A)	2,193	12,632
Seaport Entertainment Group, Inc. (A)	841	18,065
Tejon Ranch Company (A)	1,556	29,315
The RMR Group, Inc., Class A	440	6,807
		1,530,590
Utilities – 0.5%
Gas utilities – 0.4%
MDU Resources Group, Inc.	16,237	336,431
New Jersey Resources Corp.	6,797	373,291
		709,722
Independent power and renewable electricity producers – 0.1%
Montauk Renewables, Inc. (A)	2,000	2,300
Ormat Technologies, Inc.	1,772	198,322
		200,622
		910,344
TOTAL COMMON STOCKS (Cost $156,880,648)		$185,111,471
WARRANTS – 0.0%
Xerox Holdings Corp. (Expiration Date: 2-14-28; Strike Price: $8.00) (A)	9,217	834
TOTAL WARRANTS (Cost $0)		$834
SHORT-TERM INVESTMENTS – 1.9%
Short-term funds – 1.9%
John Hancock Collateral Trust, 3.6657% (D)(E)	308,409	3,084,613
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5918% (D)	328,634	328,634
TOTAL SHORT-TERM INVESTMENTS (Cost $3,413,162)		$3,413,247
Total Investments (Small Cap Opportunities Trust) (Cost $160,293,810) – 101.6%		$188,525,552
Other assets and liabilities, net – (1.6%)		(2,879,210)
TOTAL NET ASSETS – 100.0%		$185,646,342
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $3,728,972. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $741,949 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
Small Cap Opportunities Trust (continued)
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Communication services – 1.0%
Interactive media and services – 1.0%
CarGurus, Inc. (A)	74,542	$2,538,155
Consumer discretionary – 8.1%
Automobile components – 0.6%
Visteon Corp.	16,769	1,527,824
Broadline retail – 0.8%
Ollie's Bargain Outlet Holdings, Inc. (A)	20,124	1,852,213
Diversified consumer services – 0.9%
Stride, Inc. (A)	25,346	2,234,757
Hotels, restaurants and leisure – 1.6%
Genius Sports, Ltd. (A)	95,800	424,394
Life Time Group Holdings, Inc. (A)	118,474	3,191,690
Wingstop, Inc.	2,524	391,144
		4,007,228
Household durables – 1.5%
Champion Homes, Inc. (A)	50,000	3,718,500
Specialty retail – 2.7%
Boot Barn Holdings, Inc. (A)	18,126	2,652,921
Five Below, Inc. (A)	17,868	4,082,481
		6,735,402
		20,075,924
Consumer staples – 1.7%
Beverages – 1.7%
The Vita Coco Company, Inc. (A)	89,111	4,269,308
Energy – 3.4%
Energy equipment and services – 0.8%
Cactus, Inc., Class A	34,301	1,624,838
Innovex International, Inc. (A)	14,100	343,899
		1,968,737
Oil, gas and consumable fuels – 2.6%
Chord Energy Corp.	19,486	2,770,519
Viper Energy, Inc., Class A	78,104	3,670,107
		6,440,626
		8,409,363
Financials – 8.0%
Banks – 3.2%
Huntington Bancshares, Inc.	258,276	4,042,019
Seacoast Banking Corp. of Florida	128,306	3,886,389
		7,928,408
Capital markets – 1.2%
PJT Partners, Inc., Class A	21,234	2,966,814
Consumer finance – 0.3%
Dave, Inc. (A)	4,646	808,822
Financial services – 1.4%
HA Sustainable Infrastructure Capital, Inc.	95,430	3,507,053
Insurance – 1.9%
SiriusPoint, Ltd. (A)	212,742	4,582,463
		19,793,560
Health care – 28.6%
Biotechnology – 15.0%
Akero Therapeutics, Inc. (A)(B)	25,401	16,511

209

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Apellis Pharmaceuticals, Inc. (A)(C)	35,572	$1,431,062
Apogee Therapeutics, Inc. (A)	28,357	2,386,809
BridgeBio Pharma, Inc. (A)	19,128	1,420,445
Celcuity, Inc. (A)	12,642	1,442,958
Celldex Therapeutics, Inc. (A)	52,993	1,680,938
CG Oncology, Inc. (A)	26,539	1,796,160
Cogent Biosciences, Inc. (A)	42,883	1,650,567
Corvus Pharmaceuticals, Inc. (A)	61,215	895,575
Cytokinetics, Inc. (A)	18,971	1,250,379
Dianthus Therapeutics, Inc. (A)	4,100	344,072
Disc Medicine, Inc. (A)	15,314	979,177
Insmed, Inc. (A)	14,110	2,307,267
Ionis Pharmaceuticals, Inc. (A)	13,037	978,948
Kymera Therapeutics, Inc. (A)	28,660	2,387,091
Mineralys Therapeutics, Inc. (A)	30,244	819,310
Nuvalent, Inc., Class A (A)	14,413	1,476,612
Protagonist Therapeutics, Inc. (A)	27,444	2,892,598
PTC Therapeutics, Inc. (A)	31,207	2,126,133
REVOLUTION Medicines, Inc. (A)	24,363	2,369,302
Scholar Rock Holding Corp. (A)	30,440	1,496,430
Soleno Therapeutics, Inc. (A)	16,479	551,717
Spyre Therapeutics, Inc. (A)	22,308	1,125,216
Vaxcyte, Inc. (A)	33,796	1,963,886
Viridian Therapeutics, Inc. (A)	24,380	476,873
Xenon Pharmaceuticals, Inc. (A)	12,601	732,748
		36,998,784
Health care equipment and supplies – 2.5%
Glaukos Corp. (A)	17,389	1,872,100
Inspire Medical Systems, Inc. (A)	7,864	405,625
Lantheus Holdings, Inc. (A)	11,427	866,738
TransMedics Group, Inc. (A)	30,919	3,073,658
		6,218,121
Health care providers and services – 7.4%
Alignment Healthcare, Inc. (A)	243,391	4,288,549
GeneDx Holdings Corp. (A)	23,529	1,511,032
Guardian Pharmacy Services, Inc., Class A (A)	71,646	2,698,188
HealthEquity, Inc. (A)	16,323	1,364,113
Hims & Hers Health, Inc. (A)(C)	26,733	554,977
Hinge Health, Inc., Class A (A)	51,196	1,974,118
PACS Group, Inc. (A)	79,362	2,549,107
The Ensign Group, Inc.	16,390	3,302,585
		18,242,669
Life sciences tools and services – 0.4%
Adaptive Biotechnologies Corp. (A)	70,450	977,846
Pharmaceuticals – 3.3%
Axsome Therapeutics, Inc. (A)	11,796	1,993,760
Crinetics Pharmaceuticals, Inc. (A)	48,062	1,745,612
Janus Living, Inc., Class A1 (A)	17,100	403,047
MBX Biosciences, Inc. (A)	19,872	593,179
Oculis Holding AG (A)	28,741	764,223
Pharvaris NV (A)	20,130	568,673
Structure Therapeutics, Inc., ADR (A)	30,639	1,476,800
Terns Pharmaceuticals, Inc. (A)	13,301	701,229
		8,246,523
		70,683,943
Industrials – 26.1%
Aerospace and defense – 4.4%
Curtiss-Wright Corp.	7,390	5,033,477
Kratos Defense & Security Solutions, Inc. (A)	27,775	1,958,415
Loar Holdings, Inc. (A)(C)	16,331	935,603
StandardAero, Inc. (A)	65,773	1,698,917
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Voyager Technologies, Inc., Class A (A)	48,267	$1,128,965
		10,755,377
Building products – 4.5%
Modine Manufacturing Company (A)	25,983	5,630,776
Zurn Elkay Water Solutions Corp.	123,691	5,546,304
		11,177,080
Commercial services and supplies – 1.2%
Casella Waste Systems, Inc., Class A (A)	38,639	3,065,618
Construction and engineering – 2.7%
Ameresco, Inc., Class A (A)	143,389	3,656,420
Comfort Systems USA, Inc.	2,228	3,072,390
		6,728,810
Electrical equipment – 4.9%
Acuity, Inc.	8,877	2,487,513
Bloom Energy Corp., Class A (A)	19,268	2,610,621
Nextpower, Inc., Class A (A)	58,096	7,003,471
		12,101,605
Machinery – 0.4%
Kornit Digital, Ltd. (A)	70,850	1,038,661
Professional services – 2.5%
ExlService Holdings, Inc. (A)	53,966	1,643,265
TriNet Group, Inc.	22,632	824,484
Verra Mobility Corp. (A)	252,580	3,609,368
		6,077,117
Trading companies and distributors – 5.5%
Applied Industrial Technologies, Inc.	15,580	4,133,686
DXP Enterprises, Inc. (A)	26,113	3,648,769
Rush Enterprises, Inc., Class A	40,315	2,665,225
Xometry, Inc., Class A (A)	78,087	3,189,073
		13,636,753
		64,581,021
Information technology – 15.6%
Communications equipment – 1.2%
Calix, Inc. (A)	61,630	3,019,254
Electronic equipment, instruments and components – 2.5%
Fabrinet (A)	6,123	3,193,267
OSI Systems, Inc. (A)	10,703	2,841,754
		6,035,021
Semiconductors and semiconductor equipment – 5.9%
Credo Technology Group Holding, Ltd. (A)	25,859	2,427,384
Enphase Energy, Inc. (A)	44,306	1,675,210
MKS, Inc.	25,850	5,940,589
SiTime Corp. (A)	11,134	3,845,127
Universal Display Corp.	7,089	649,778
		14,538,088
Software – 5.8%
Agilysys, Inc. (A)	19,495	1,386,874
Amplitude, Inc., Class A (A)	279,755	1,907,929
AvePoint, Inc. (A)	156,871	1,491,843
Clear Secure, Inc., Class A	37,144	1,798,141
CommVault Systems, Inc. (A)	14,719	1,146,463
Core Scientific, Inc. (A)	47,955	717,407
CyberArk Software, Ltd. (A)	5,918	266,310
Intapp, Inc. (A)	48,844	1,254,802
Palo Alto Networks, Inc. (A)	13,022	2,087,687
Rubrik, Inc., Class A (A)	35,384	1,732,754

210

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ServiceTitan, Inc., Class A (A)	9,752	$618,862
		14,409,072
Technology hardware, storage and peripherals – 0.2%
IonQ, Inc. (A)(C)	19,597	564,982
		38,566,417
Materials – 2.5%
Chemicals – 1.0%
Cabot Corp.	33,935	2,555,645
Construction materials – 1.1%
James Hardie Industries PLC (A)	139,262	2,637,622
Metals and mining – 0.4%
Coeur Mining, Inc. (A)	50,890	955,205
		6,148,472
Real estate – 3.7%
Health care REITs – 2.1%
American Healthcare REIT, Inc.	111,302	5,249,002
Retail REITs – 1.6%
Phillips Edison & Company, Inc.	107,963	4,039,975
		9,288,977
TOTAL COMMON STOCKS (Cost $206,642,706)		$244,355,140
SHORT-TERM INVESTMENTS – 2.0%
Short-term funds – 0.7%
John Hancock Collateral Trust, 3.6657% (D)(E)	179,058	1,790,888
Repurchase agreement – 1.3%
Societe Generale SA Tri-Party Repurchase Agreement dated 3-31-26 at 3.660% to be repurchased at $3,100,315 on 4-1-26, collateralized by $3,293,800 U.S. Treasury Bonds, 4.625% due 2-15-55 (valued at $3,162,053)	$3,100,000	3,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,890,745)		$4,890,888
Total Investments (Small Cap Stock Trust) (Cost $211,533,451) – 100.7%		$249,246,028
Other assets and liabilities, net – (0.7%)		(1,816,257)
TOTAL NET ASSETS – 100.0%		$247,429,771
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $1,752,474.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Communication services – 2.3%
Diversified telecommunication services – 0.4%
Uniti Group, Inc. (A)	59,358	$556,778
Entertainment – 0.9%
Madison Square Garden Sports Corp. (A)	2,410	774,574
Sphere Entertainment Company (A)	3,119	366,171
		1,140,745
Media – 1.0%
The New York Times Company, Class A	15,677	1,312,635
		3,010,158
Consumer discretionary – 8.9%
Automobile components – 1.3%
Dorman Products, Inc. (A)	4,241	442,591
Visteon Corp.	13,228	1,205,203
		1,647,794
Broadline retail – 0.3%
Ollie's Bargain Outlet Holdings, Inc. (A)	1,490	137,140
Savers Value Village, Inc. (A)	41,418	308,150
		445,290
Distributors – 0.2%
Pool Corp.	1,332	269,504
Diversified consumer services – 1.2%
Liberty Live Holdings, Inc., Class C (A)	9,694	912,302
Strategic Education, Inc.	7,505	622,615
		1,534,917
Hotels, restaurants and leisure – 0.8%
Dutch Bros, Inc., Class A (A)	8,030	406,800
Marriott Vacations Worldwide Corp.	7,467	486,251
Wingstop, Inc.	812	125,836
		1,018,887
Household durables – 1.6%
Champion Homes, Inc. (A)	5,776	429,561
Taylor Morrison Home Corp. (A)	28,605	1,665,955
		2,095,516
Leisure products – 0.4%
Peloton Interactive, Inc., Class A (A)	110,551	474,264
Specialty retail – 2.1%
Abercrombie & Fitch Company, Class A (A)	7,992	730,229
Advance Auto Parts, Inc.	5,661	298,618
Boot Barn Holdings, Inc. (A)	2,234	326,968
Chewy, Inc., Class A (A)	15,289	412,803
Urban Outfitters, Inc. (A)	6,081	385,231
Victoria's Secret & Company (A)	11,305	524,100
		2,677,949
Textiles, apparel and luxury goods – 1.0%
Figs, Inc., Class A (A)	13,249	195,688
Kontoor Brands, Inc.	7,573	532,306
Steven Madden, Ltd.	17,690	600,045
		1,328,039
		11,492,160

211

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 1.5%
Consumer staples distribution and retail – 0.4%
Grocery Outlet Holding Corp. (A)	67,083	$472,935
Food products – 0.6%
Post Holdings, Inc. (A)	7,569	748,271
Household products – 0.3%
Reynolds Consumer Products, Inc.	20,477	433,703
Tobacco – 0.2%
Turning Point Brands, Inc.	3,429	297,603
		1,952,512
Energy – 10.0%
Energy equipment and services – 3.4%
Cactus, Inc., Class A	13,745	651,101
Expro Group Holdings NV (A)	42,805	745,235
Liberty Energy, Inc.	22,725	654,480
Noble Corp. PLC	17,717	869,373
TechnipFMC PLC	22,065	1,525,353
		4,445,542
Oil, gas and consumable fuels – 6.6%
Denison Mines Corp. (A)	63,921	225,641
Golar LNG, Ltd.	12,259	663,334
Magnolia Oil & Gas Corp., Class A	30,090	949,941
Matador Resources Company	28,022	1,770,430
PBF Energy, Inc., Class A	25,292	1,204,405
Peabody Energy Corp.	6,982	230,057
Permian Resources Corp., Class A	66,361	1,414,817
Range Resources Corp.	27,071	1,223,068
Scorpio Tankers, Inc.	10,963	818,498
		8,500,191
		12,945,733
Financials – 24.1%
Banks – 16.9%
Avidia Bancorp, Inc.	29,455	579,380
Banc of California, Inc.	65,177	1,145,812
BankUnited, Inc.	12,436	561,610
Cathay General Bancorp	14,214	708,710
Coastal Financial Corp. (A)	9,983	759,706
Columbia Banking System, Inc.	83,320	2,285,468
Commercial Bancgroup, Inc.	9,483	246,748
Eagle Bancorp, Inc.	13,087	325,474
Eastern Bankshares, Inc.	62,535	1,223,185
FB Financial Corp.	24,135	1,253,572
Flagstar Bank NA	86,475	1,138,876
Home BancShares, Inc.	37,950	1,021,994
Live Oak Bancshares, Inc.	30,416	1,005,857
National Bank Holdings Corp., Class A	12,065	472,465
Pinnacle Financial Partners, Inc.	30,544	2,631,050
Preferred Bank	8,476	768,688
Southern First Bancshares, Inc. (A)	7,033	383,299
SouthState Bank Corp.	8,849	818,709
Texas Capital Bancshares, Inc. (A)	14,031	1,331,261
Towne Bank	35,163	1,183,938
Western Alliance Bancorp	17,005	1,204,804
WSFS Financial Corp.	11,978	784,080
		21,834,686
Capital markets – 1.3%
Hamilton Lane, Inc., Class A	4,591	456,345
Houlihan Lokey, Inc.	3,140	450,967
Miami International Holdings, Inc. (A)	7,174	279,212
StoneX Group, Inc. (A)	5,175	417,364
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Wealthfront Corp. (A)	10,112	$93,536
		1,697,424
Consumer finance – 0.7%
LendingClub Corp. (A)	17,100	244,872
PRA Group, Inc. (A)	34,832	609,560
		854,432
Financial services – 2.6%
HA Sustainable Infrastructure Capital, Inc.	40,986	1,506,236
PennyMac Financial Services, Inc.	14,948	1,306,455
Sezzle, Inc. (A)	2,975	188,288
Walker & Dunlop, Inc.	9,728	431,729
		3,432,708
Insurance – 2.2%
Ethos Technologies, Inc., Class A (A)(B)	14,315	159,899
Goosehead Insurance, Inc., Class A (A)	5,090	217,139
Neptune Insurance Holdings, Inc., Class A (A)	11,425	276,371
Oscar Health, Inc., Class A (A)	31,994	366,971
Primerica, Inc.	1,603	401,519
RLI Corp.	6,064	345,891
Root, Inc., Class A (A)	5,447	240,594
Ryan Specialty Holdings, Inc.	13,540	456,840
The Baldwin Insurance Group, Inc. (A)	17,727	388,930
		2,854,154
Mortgage real estate investment trusts – 0.4%
PennyMac Mortgage Investment Trust	42,312	493,358
		31,166,762
Health care – 11.1%
Biotechnology – 6.3%
Agios Pharmaceuticals, Inc. (A)	8,525	288,401
Bicara Therapeutics, Inc. (A)	10,375	206,359
Black Diamond Therapeutics, Inc. (A)	40,600	86,478
Cabaletta Bio, Inc. (A)(B)	70,113	188,604
CRISPR Therapeutics AG (A)(B)	7,334	348,878
Cytokinetics, Inc. (A)	18,014	1,187,303
Denali Therapeutics, Inc. (A)	18,441	354,067
Dyne Therapeutics, Inc. (A)	50,680	918,828
Erasca, Inc. (A)	38,095	616,377
Immatics NV (A)(B)	65,663	646,124
Immunocore Holdings PLC, ADR (A)	5,890	177,584
Immunome, Inc. (A)	22,509	492,272
Immunovant, Inc. (A)	5,202	129,218
MapLight Therapeutics, Inc. (A)(B)	8,524	173,293
Praxis Precision Medicines, Inc. (A)	1,846	594,763
Sarepta Therapeutics, Inc. (A)	16,878	367,265
Shattuck Labs, Inc. (A)	42,710	274,625
Vaxcyte, Inc. (A)	18,651	1,083,810
		8,134,249
Health care equipment and supplies – 0.6%
Avanos Medical, Inc. (A)	48,384	677,860
QuidelOrtho Corp. (A)	6,488	106,598
		784,458
Health care providers and services – 2.8%
Alignment Healthcare, Inc. (A)	33,704	593,864
BrightSpring Health Services, Inc. (A)	22,494	958,469
Concentra Group Holdings Parent, Inc.	31,419	673,938
Innovage Holding Corp. (A)	53,077	425,678
The Ensign Group, Inc.	4,638	934,557
		3,586,506
Life sciences tools and services – 0.8%
10X Genomics, Inc., Class A (A)	13,539	287,433

212

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Repligen Corp. (A)	1,147	$135,140
Sotera Health Company (A)	39,758	570,130
		992,703
Pharmaceuticals – 0.6%
Elanco Animal Health, Inc. (A)	32,791	784,689
		14,282,605
Industrials – 12.9%
Aerospace and defense – 1.1%
Mercury Systems, Inc. (A)	8,959	653,201
VSE Corp.	3,930	724,692
		1,377,893
Building products – 1.1%
Modine Manufacturing Company (A)	1,276	276,522
UFP Industries, Inc.	6,217	572,710
Zurn Elkay Water Solutions Corp.	14,011	628,253
		1,477,485
Commercial services and supplies – 0.8%
Casella Waste Systems, Inc., Class A (A)	6,464	512,854
MSA Safety, Inc.	2,441	400,202
UniFirst Corp.	231	58,117
		971,173
Construction and engineering – 1.4%
Arcosa, Inc.	8,881	942,629
Valmont Industries, Inc.	1,628	650,500
WillScot Holdings Corp.	12,738	221,132
		1,814,261
Electrical equipment – 1.8%
EnerSys	4,278	743,174
Nextpower, Inc., Class A (A)	12,704	1,531,467
		2,274,641
Ground transportation – 0.7%
Covenant Logistics Group, Inc.	16,314	442,925
Saia, Inc. (A)	1,213	426,103
		869,028
Machinery – 3.8%
Aebi Schmidt Holding AG	30,707	298,165
Alamo Group, Inc.	1,795	296,121
CECO Environmental Corp. (A)	4,797	285,805
Enpro, Inc.	2,347	588,276
ESCO Technologies, Inc.	2,003	563,584
Helios Technologies, Inc.	7,239	468,436
Hillman Solutions Corp. (A)	45,575	379,184
JBT Marel Corp.	3,893	497,798
RBC Bearings, Inc. (A)	2,026	1,100,361
Standex International Corp.	1,606	409,305
		4,887,035
Marine transportation – 0.5%
Matson, Inc.	4,135	677,892
Passenger airlines – 0.7%
Allegiant Travel Company (A)	11,760	953,030
Professional services – 0.4%
FTI Consulting, Inc. (A)	1,525	269,574
UL Solutions, Inc., Class A	3,051	261,501
		531,075
Trading companies and distributors – 0.6%
Rush Enterprises, Inc., Class A	12,258	810,376
		16,643,889
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 8.2%
Communications equipment – 1.4%
Viavi Solutions, Inc. (A)	54,527	$1,814,659
Electronic equipment, instruments and components – 2.4%
Littelfuse, Inc.	3,080	1,045,198
Mirion Technologies, Inc. (A)	33,071	614,790
TTM Technologies, Inc. (A)	9,502	925,685
Vishay Intertechnology, Inc.	27,097	487,746
		3,073,419
IT services – 1.0%
Applied Digital Corp. (A)	22,071	523,966
Endava PLC, ADR (A)	39,601	175,036
Fastly, Inc., Class A (A)	19,206	558,126
		1,257,128
Semiconductors and semiconductor equipment – 2.3%
Entegris, Inc.	5,378	630,517
FormFactor, Inc. (A)	3,483	337,816
Lattice Semiconductor Corp. (A)	9,090	843,188
MACOM Technology Solutions Holdings, Inc. (A)	5,589	1,241,149
		3,052,670
Software – 1.1%
Hut 8 Corp. (A)	23,183	1,087,515
i3 Verticals, Inc., Class A (A)	12,210	273,016
PAR Technology Corp. (A)	6,290	83,846
		1,444,377
		10,642,253
Materials – 5.5%
Chemicals – 2.1%
Cabot Corp.	8,050	606,246
Celanese Corp.	4,033	265,250
Element Solutions, Inc.	31,812	1,086,062
HB Fuller Company	4,356	268,678
The Chemours Company	21,030	463,291
		2,689,527
Metals and mining – 3.1%
Commercial Metals Company	4,760	292,407
Constellium SE (A)	37,570	923,471
IAMGOLD Corp. (New York Stock Exchange) (A)	26,563	499,916
OR Royalties, Inc. (B)	10,248	389,629
Reliance, Inc.	3,158	959,779
Warrior Met Coal, Inc.	10,331	962,333
Worthington Steel, Inc.	1,221	37,057
		4,064,592
Paper and forest products – 0.3%
West Fraser Timber Company, Ltd.	5,018	327,625
		7,081,744
Real estate – 8.2%
Health care REITs – 1.1%
CareTrust REIT, Inc.	40,044	1,467,613
Hotel and resort REITs – 0.8%
Pebblebrook Hotel Trust	45,323	572,429
Ryman Hospitality Properties, Inc.	5,144	474,637
		1,047,066
Industrial REITs – 1.2%
EastGroup Properties, Inc.	3,131	579,517
Terreno Realty Corp.	14,626	898,329
		1,477,846
Office REITs – 1.0%
Highwoods Properties, Inc.	25,857	553,598

213

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Hudson Pacific Properties, Inc. (A)	17,810	$105,257
Kilroy Realty Corp.	22,802	643,244
		1,302,099
Residential REITs – 0.8%
Independence Realty Trust, Inc.	70,882	1,055,433
Retail REITs – 2.2%
Curbline Properties Corp.	69,701	1,797,589
The Macerich Company	54,865	1,036,949
		2,834,538
Specialized REITs – 1.1%
Rayonier, Inc.	15,051	310,352
Safehold, Inc.	32,060	433,772
Smartstop Self Storage REIT, Inc.	19,901	602,602
		1,346,726
		10,531,321
Utilities – 5.7%
Electric utilities – 2.0%
Hawaiian Electric Industries, Inc. (A)	48,478	719,414
IDACORP, Inc.	7,239	1,034,960
OGE Energy Corp.	16,634	797,767
		2,552,141
Gas utilities – 2.8%
Chesapeake Utilities Corp.	8,159	1,031,053
MDU Resources Group, Inc.	27,706	574,068
ONE Gas, Inc.	13,681	1,178,345
Southwest Gas Holdings, Inc.	9,001	782,187
		3,565,653
Water utilities – 0.9%
California Water Service Group	26,508	1,201,873
		7,319,667
TOTAL COMMON STOCKS (Cost $101,058,067)		$127,068,804
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 2.6%
John Hancock Collateral Trust, 3.6657% (C)(D)	168,328	1,683,564
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5918% (C)	500,751	500,751
T. Rowe Price Government Reserve Fund, 3.6718% (C)	1,166,265	1,166,265
TOTAL SHORT-TERM INVESTMENTS (Cost $3,350,592)		$3,350,580
Total Investments (Small Company Value Trust) (Cost $104,408,659) – 101.0%		$130,419,384
Other assets and liabilities, net – (1.0%)		(1,302,422)
TOTAL NET ASSETS – 100.0%		$129,116,962
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $1,631,620.
(C)	The rate shown is the annualized seven-day yield as of 3-31-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 91.0%
Communication services – 6.6%
Diversified telecommunication services – 1.1%
Anterix, Inc. (A)	784	$29,941
AT&T, Inc.	323,108	9,366,901
ATN International, Inc.	663	18,047
Bandwidth, Inc., Class A (A)	1,937	34,517
BT Group PLC	483,858	1,356,044
Cellnex Telecom SA (A)(B)	38,647	1,242,684
Cogent Communications Holdings, Inc.	3,410	64,244
Comcast Corp., Class A	165,567	4,753,429
Deutsche Telekom AG	297,646	11,109,121
Elisa OYJ	11,508	560,560
Globalstar, Inc. (A)	3,488	231,673
HKT Trust & HKT, Ltd.	306,737	479,337
IDT Corp., Class B	1,138	55,876
Koninklijke KPN NV	309,672	1,725,996
Liberty Latin America, Ltd., Class A (A)	2,018	17,436
Liberty Latin America, Ltd., Class C (A)	9,735	85,863
Lumen Technologies, Inc. (A)	66,312	460,868
NTT, Inc.	2,417,626	2,418,752
Orange SA	150,647	3,088,724
Shenandoah Telecommunications Company	3,590	55,358
Singapore Telecommunications, Ltd.	601,271	2,315,147
Swisscom AG	2,095	1,758,046
Telecom Italia SpA (A)	930,079	653,011
Telecom Italia SpA, Savings Shares (A)	487,691	402,776
Telefonica SA	298,177	1,304,682
Telenor ASA	49,819	878,987
Telia Company AB	190,884	977,950
Telstra Group, Ltd.	318,702	1,176,522
Uniti Group, Inc. (A)	11,646	109,239
Verizon Communications, Inc.	194,628	9,770,326
		56,502,057
Entertainment – 1.0%
AMC Entertainment Holdings, Inc., Class A (A)(C)	36,187	35,463
Atlanta Braves Holdings, Inc., Series A (A)	664	31,308
Atlanta Braves Holdings, Inc., Series C (A)	3,050	130,235
Capcom Company, Ltd.	28,030	592,328
Cinemark Holdings, Inc.	7,374	210,306
CTS Eventim AG & Company KGaA	5,048	295,665
CuriosityStream, Inc.	3,383	10,014
Electronic Arts, Inc.	10,397	2,119,636
IMAX Corp. (A)	3,038	115,474
Konami Group Corp.	8,127	1,001,474
Lionsgate Studios Corp. (A)	14,315	137,281
Live Nation Entertainment, Inc. (A)(C)	7,280	1,110,273
Madison Square Garden Entertainment Corp. (A)	2,768	163,063
Netflix, Inc. (A)	194,857	18,735,501
Nexon Company, Ltd.	30,015	565,383
Nintendo Company, Ltd.	89,312	5,098,432
Playtika Holding Corp.	4,862	13,516
Reservoir Media, Inc. (A)	1,410	13,804
Sphere Entertainment Company (A)	1,885	221,299
Spotify Technology SA (A)	12,670	6,143,810
Starz Entertainment Corp. (A)	993	11,420
Take-Two Interactive Software, Inc. (A)	8,034	1,586,715
The Marcus Corp.	1,631	28,004
The Walt Disney Company	81,752	7,879,258
TKO Group Holdings, Inc.	3,054	615,839
Toho Company, Ltd.	42,717	447,192
Universal Music Group NV	89,041	1,728,358

214

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Warner Brothers Discovery, Inc. (A)	114,366	$3,140,490
Warner Music Group Corp., Class A	16,012	408,946
		52,590,487
Interactive media and services – 3.8%
Alphabet, Inc., Class A	268,710	77,270,248
Alphabet, Inc., Class C	215,846	61,917,584
Angi, Inc. (A)	2,410	16,509
Autotrader Group PLC (B)	68,132	426,444
Bumble, Inc., Class A (A)	4,688	15,283
CarGurus, Inc. (A)	5,489	186,900
Cars.com, Inc. (A)	3,829	31,091
carsales.com, Ltd.	30,618	488,766
EverQuote, Inc., Class A (A)	1,993	30,732
FuboTV, Inc., Class A (A)(C)	1,867	17,662
Grindr, Inc. (A)	2,218	26,816
LY Corp.	222,753	537,087
MediaAlpha, Inc., Class A (A)	2,326	21,632
Meta Platforms, Inc., Class A	100,947	57,754,807
Nextdoor Holdings, Inc. (A)	15,115	21,161
Pinterest, Inc., Class A (A)	63,787	1,169,854
QuinStreet, Inc. (A)	3,836	46,070
REA Group, Ltd.	4,276	468,471
Rumble, Inc. (A)(C)	7,517	38,337
Scout24 SE (B)	6,068	468,197
Shutterstock, Inc.	1,736	28,835
TripAdvisor, Inc. (A)	7,932	84,555
Webtoon Entertainment, Inc. (A)(C)	1,542	14,171
Yelp, Inc. (A)	4,093	101,261
Ziff Davis, Inc. (A)	2,731	114,593
ZipRecruiter, Inc., Class A (A)	5,251	9,662
		201,306,728
Media – 0.2%
AMC Networks, Inc., Class A (A)	1,879	12,758
Boston Omaha Corp., Class A (A)	1,559	18,209
Cable One, Inc. (A)	361	32,927
Charter Communications, Inc., Class A (A)	3,970	857,044
EchoStar Corp., Class A (A)	15,636	1,830,507
Entravision Communications Corp., Class A	4,099	12,174
Fox Corp., Class A	9,331	544,930
Fox Corp., Class B	6,431	341,486
Gambling.com Group, Ltd. (A)	1,932	7,496
Gray Media, Inc.	6,149	26,687
Ibotta, Inc., Class A (A)	762	22,837
iHeartMedia, Inc., Class A (A)	8,395	24,513
Informa PLC	104,160	1,046,154
John Wiley & Sons, Inc., Class A	2,797	106,566
Magnite, Inc. (A)	9,910	117,731
National CineMedia, Inc.	4,436	13,530
News Corp., Class A	16,180	403,367
News Corp., Class B	6,408	182,692
Newsmax, Inc. (A)	3,191	16,657
Nexstar Media Group, Inc.	3,106	561,658
Nexxen International, Ltd. (A)	2,160	14,083
Omnicom Group, Inc.	14,500	1,091,995
Optimum Communications, Inc., Class A (A)	18,639	24,231
Paramount Skydance Corp., Class B (C)	16,306	147,080
Publicis Groupe SA	18,518	1,532,725
PubMatic, Inc., Class A (A)	2,626	21,481
Scholastic Corp. (C)	1,440	56,246
Sinclair, Inc.	2,758	35,689
Stagwell, Inc. (A)	7,687	48,351
TechTarget, Inc. (A)	2,559	9,929
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
The EW Scripps Company, Class A (A)	5,180	$19,270
The New York Times Company, Class A	17,603	1,473,899
The Trade Desk, Inc., Class A (A)	20,296	460,516
Thryv Holdings, Inc. (A)	3,355	9,193
USA TODAY Company, Inc. (A)	9,862	69,527
		11,194,138
Wireless telecommunication services – 0.5%
Airtel Africa PLC (B)	73,785	340,248
Gogo, Inc. (A)	5,440	21,869
KDDI Corp.	237,181	4,038,416
SoftBank Corp.	2,326,619	3,113,302
SoftBank Group Corp. (C)	300,381	7,314,202
Spok Holdings, Inc.	1,424	15,522
Tele2 AB, B Shares	44,294	916,774
Telephone & Data Systems, Inc.	6,927	291,627
T-Mobile US, Inc.	21,865	4,592,306
Vodafone Group PLC	1,517,126	2,288,359
		22,932,625
		344,526,035
Consumer discretionary – 8.5%
Automobile components – 0.3%
Adient PLC (A)	5,465	110,448
Aisin Corp.	39,914	562,312
Aptiv PLC (A)	9,820	681,901
Autoliv, Inc.	7,488	787,438
BorgWarner, Inc.	22,558	1,223,997
Bridgestone Corp.	92,389	1,925,225
Cie Generale des Etablissements Michelin SCA	52,848	1,810,514
Continental AG	8,900	621,284
Cooper-Standard Holdings, Inc. (A)	1,179	32,859
Dana, Inc.	7,854	264,287
Dauch Corp. (A)	15,824	93,836
Denso Corp.	141,309	1,771,744
Dorman Products, Inc. (A)	1,924	200,789
Fox Factory Holding Corp. (A)	2,936	48,327
Garrett Motion, Inc.	12,332	224,072
Gentex Corp.	23,854	521,210
Gentherm, Inc. (A)	2,132	59,227
Holley, Inc. (A)	4,938	15,160
LCI Industries	1,638	201,441
Lear Corp.	5,527	669,209
Motorcar Parts of America, Inc. (A)	1,122	12,409
Patrick Industries, Inc.	2,262	251,240
PHINIA, Inc.	2,639	180,613
Solid Power, Inc. (A)	12,264	36,792
Standard Motor Products, Inc.	1,489	51,728
Strattec Security Corp. (A)	277	21,700
Sumitomo Electric Industries, Ltd.	57,811	3,284,824
The Goodyear Tire & Rubber Company (A)	50,362	333,900
Visteon Corp.	4,875	444,161
XPEL, Inc. (A)	1,773	78,473
		16,521,120
Automobiles – 1.7%
Bayerische Motoren Werke AG	22,700	2,099,902
Faraday Future Intelligent Electric, Inc. (A)	15,890	4,367
Ferrari NV	10,198	3,460,221
Ford Motor Company	180,864	2,087,171
General Motors Company	41,722	3,108,289
Harley-Davidson, Inc.	12,872	260,272
Honda Motor Company, Ltd. (C)	299,030	2,420,220
Isuzu Motors, Ltd.	43,296	623,496

215

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Mercedes-Benz Group AG	58,429	$3,591,215
Nissan Motor Company, Ltd. (A)	180,283	390,739
Renault SA	15,551	533,149
Stellantis NV	163,135	1,179,072
Subaru Corp.	47,446	764,421
Suzuki Motor Corp.	127,158	1,549,894
Tesla, Inc. (A)	129,806	48,255,364
Thor Industries, Inc.	5,757	459,927
Toyota Motor Corp.	766,751	15,938,709
Winnebago Industries, Inc.	1,898	58,819
Yamaha Motor Company, Ltd.	74,134	535,573
		87,320,820
Broadline retail – 2.1%
Amazon.com, Inc. (A)	450,874	93,903,528
eBay, Inc.	20,870	1,899,587
Groupon, Inc. (A)	1,685	20,052
Kohl's Corp.	7,572	97,679
Macy's, Inc.	28,968	524,031
Next PLC	9,410	1,589,808
Ollie's Bargain Outlet Holdings, Inc. (A)	6,682	615,011
Pan Pacific International Holdings Corp.	154,239	940,896
Prosus NV (A)	105,860	4,900,846
Rakuten Group, Inc. (A)	122,859	574,310
Ryohin Keikaku Company, Ltd.	40,890	872,576
Savers Value Village, Inc. (A)	2,622	19,508
Sea, Ltd., ADR (A)	32,027	2,652,156
Wesfarmers, Ltd.	91,852	4,689,592
		113,299,580
Distributors – 0.0%
D'ieteren Group	1,738	321,796
Genuine Parts Company	6,433	680,290
GigaCloud Technology, Inc., Class A (A)	1,672	75,875
Gold.com, Inc.	1,322	52,986
Pool Corp.	1,462	295,806
Weyco Group, Inc.	407	13,044
		1,439,797
Diversified consumer services – 0.1%
American Public Education, Inc. (A)	1,204	68,484
Carriage Services, Inc.	983	44,884
Coursera, Inc. (A)	9,882	57,513
Covista, Inc. (A)	2,367	272,797
Driven Brands Holdings, Inc. (A)	4,214	53,139
Duolingo, Inc. (A)	4,360	429,765
European Wax Center, Inc., Class A (A)	2,398	13,860
frontdoor, Inc. (A)	5,045	266,679
Graham Holdings Company, Class B	593	626,955
Grand Canyon Education, Inc. (A)	3,010	511,790
H&R Block, Inc.	13,811	438,361
KinderCare Learning Cos, Inc. (A)	2,951	6,492
Laureate Education, Inc. (A)	8,810	306,940
Lincoln Educational Services Corp. (A)	2,061	83,841
Matthews International Corp., Class A	2,093	54,041
McGraw Hill, Inc. (A)	2,050	28,085
Mister Car Wash, Inc. (A)	6,998	48,776
OneSpaWorld Holdings, Ltd.	6,958	159,686
Pearson PLC	46,295	610,347
Perdoceo Education Corp.	4,456	165,808
Phoenix Education Partners, Inc.	423	13,308
Service Corp. International	15,169	1,251,594
Strategic Education, Inc.	1,591	131,989
Stride, Inc. (A)	2,904	256,046
Udemy, Inc. (A)	6,500	30,030
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Universal Technical Institute, Inc. (A)	3,280	$118,408
		6,049,618
Hotels, restaurants and leisure – 1.4%
Accel Entertainment, Inc. (A)	3,470	37,858
Accor SA	15,190	728,561
Airbnb, Inc., Class A (A)	19,552	2,469,027
Amadeus IT Group SA	36,448	2,084,123
Aramark	28,636	1,160,903
Aristocrat Leisure, Ltd.	44,768	1,422,963
Bally's Corp. (A)(C)	814	7,847
Biglari Holdings, Inc., Class B (A)	42	13,843
BJ's Restaurants, Inc. (A)	1,322	46,402
Black Rock Coffee Bar, Inc., Class A (A)	1,334	17,235
Bloomin' Brands, Inc.	5,867	31,682
Booking Holdings, Inc.	1,488	6,264,956
Boyd Gaming Corp.	6,298	517,570
Brightstar Lottery PLC	7,228	92,085
Brinker International, Inc. (A)	3,013	430,166
Carnival Corp.	53,086	1,373,866
Cava Group, Inc. (A)	10,868	879,221
Chipotle Mexican Grill, Inc. (A)	60,116	1,924,313
Choice Hotels International, Inc. (C)	2,252	233,082
Churchill Downs, Inc.	7,217	648,303
Compass Group PLC	137,577	3,838,524
Cracker Barrel Old Country Store, Inc. (C)	1,539	43,261
Darden Restaurants, Inc.	5,316	1,042,149
Dave & Buster's Entertainment, Inc. (A)	1,855	20,090
Delivery Hero SE (A)(B)	15,784	293,285
Dine Brands Global, Inc.	1,014	26,607
Domino's Pizza, Inc.	1,435	514,864
DoorDash, Inc., Class A (A)	17,253	2,590,538
Dutch Bros, Inc., Class A (A)	13,840	701,134
El Pollo Loco Holdings, Inc. (A)	1,973	27,346
Entain PLC	49,162	369,325
Evolution AB (B)	10,753	675,809
Expedia Group, Inc.	5,401	1,247,037
First Watch Restaurant Group, Inc. (A)	4,197	43,985
Galaxy Entertainment Group, Ltd.	159,435	720,628
Genius Sports, Ltd. (A)	15,232	67,478
Global Business Travel Group I (A)	9,276	51,760
Golden Entertainment, Inc.	1,346	35,925
Hilton Grand Vacations, Inc. (A)	10,725	419,562
Hilton Worldwide Holdings, Inc.	10,588	3,219,599
Hyatt Hotels Corp., Class A	4,504	647,630
Inspired Entertainment, Inc. (A)	2,256	16,085
InterContinental Hotels Group PLC	11,656	1,537,133
Jack in the Box, Inc. (A)	1,422	13,751
Krispy Kreme, Inc.	5,037	17,075
Kura Sushi USA, Inc., Class A (A)	444	30,987
Las Vegas Sands Corp.	13,955	751,895
Life Time Group Holdings, Inc. (A)	10,481	282,358
Lindblad Expeditions Holdings, Inc. (A)	2,659	46,001
Marriott International, Inc., Class A	10,153	3,320,742
Marriott Vacations Worldwide Corp.	1,931	125,747
McDonald's Corp.	32,869	10,215,357
MGM Resorts International (A)	8,680	321,247
Monarch Casino & Resort, Inc.	884	84,510
Nathan's Famous, Inc.	191	19,239
Navan, Inc., Class A (A)(C)	2,608	34,530
Norwegian Cruise Line Holdings, Ltd. (A)	21,015	392,981
Oriental Land Company, Ltd.	87,402	1,487,564
Papa John's International, Inc.	2,268	73,506
Planet Fitness, Inc., Class A (A)	9,041	672,470

216

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Portillo's, Inc., Class A (A)	4,607	$24,371
Pursuit Attractions and Hospitality, Inc. (A)	1,470	53,846
RCI Hospitality Holdings, Inc.	519	11,838
Red Rock Resorts, Inc., Class A	3,377	180,197
Royal Caribbean Cruises, Ltd.	11,612	3,195,390
Rush Street Interactive, Inc. (A)	6,348	138,069
Sabre Corp. (A)	25,825	37,446
Sands China, Ltd.	196,456	418,714
Serve Robotics, Inc. (A)(C)	4,562	38,503
Shake Shack, Inc., Class A (A)	2,698	238,692
Six Flags Entertainment Corp. (A)	6,670	118,393
Sodexo SA	7,158	367,435
Starbucks Corp.	52,581	4,710,732
Super Group SGHC, Ltd.	11,085	119,718
Sweetgreen, Inc., Class A (A)	7,239	37,570
Target Hospitality Corp. (A)	2,232	20,713
Texas Roadhouse, Inc.	7,207	1,190,164
The Cheesecake Factory, Inc. (C)	3,191	174,707
The Lottery Corp., Ltd.	180,079	672,514
Travel + Leisure Company	7,008	484,884
United Parks & Resorts, Inc. (A)	1,868	61,009
Vail Resorts, Inc.	3,898	500,191
Whitbread PLC	13,666	420,165
Wingstop, Inc.	3,027	469,094
Wyndham Hotels & Resorts, Inc.	8,232	668,685
Wynn Resorts, Ltd.	3,898	395,842
Xponential Fitness, Inc., Class A (A)	2,274	13,689
Yum! Brands, Inc.	12,817	1,992,787
Zensho Holdings Company, Ltd.	7,802	455,503
		73,634,581
Household durables – 0.6%
Barratt Redrow PLC	109,563	381,069
Beazer Homes USA, Inc. (A)	1,929	37,114
Cavco Industries, Inc. (A)	540	261,517
Century Communities, Inc.	1,791	102,768
Champion Homes, Inc. (A)	3,887	289,076
Cricut, Inc., Class A	3,071	11,486
D.R. Horton, Inc.	12,432	1,705,919
Dream Finders Homes, Inc., Class A (A)	2,139	29,775
Ethan Allen Interiors, Inc.	1,713	38,131
Flexsteel Industries, Inc.	317	14,246
Garmin, Ltd.	7,545	1,750,515
Green Brick Partners, Inc. (A)	2,211	142,499
Hamilton Beach Brands Holding Company, Class B	853	16,164
Helen of Troy, Ltd. (A)	1,623	23,404
Hovnanian Enterprises, Inc., Class A (A)	341	37,820
Installed Building Products, Inc.	1,611	427,157
KB Home	11,128	575,874
La-Z-Boy, Inc.	2,937	94,395
Legacy Housing Corp. (A)	779	15,915
Leggett & Platt, Inc.	9,312	92,003
Lennar Corp., Class A	9,958	864,753
LGI Homes, Inc. (A)	1,435	56,726
M/I Homes, Inc. (A)	1,814	222,124
Meritage Homes Corp.	4,659	288,113
NVR, Inc. (A)	129	850,088
Panasonic Holdings Corp.	188,658	3,164,050
PulteGroup, Inc.	8,870	1,043,201
Sekisui House, Ltd.	48,288	1,081,992
Somnigroup International, Inc.	22,870	1,690,550
Sonos, Inc. (A)	8,355	111,957
Sony Group Corp.	497,560	10,370,503
Taylor Morrison Home Corp. (A)	17,293	1,007,144
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
The Lovesac Company (A)	1,179	$17,414
Toll Brothers, Inc.	10,323	1,408,780
TopBuild Corp. (A)	3,041	1,068,303
Tri Pointe Homes, Inc. (A)	5,880	274,772
Whirlpool Corp. (C)	6,908	372,479
		29,939,796
Leisure products – 0.1%
Acushnet Holdings Corp.	1,928	180,229
Bandai Namco Holdings, Inc.	47,330	1,167,650
Brunswick Corp.	7,086	515,577
Callaway Golf Company (A)	9,173	127,321
Escalade, Inc.	685	11,761
Funko, Inc., Class A (A)	3,419	10,770
Hasbro, Inc.	6,152	575,827
JAKKS Pacific, Inc.	554	11,036
Johnson Outdoors, Inc., Class A	411	19,116
Latham Group, Inc. (A)	3,760	20,191
Malibu Boats, Inc., Class A (A)	1,321	34,240
MasterCraft Boat Holdings, Inc. (A)	1,138	23,340
Mattel, Inc. (A)	33,862	492,015
Peloton Interactive, Inc., Class A (A)	27,578	118,310
Polaris, Inc.	9,533	519,549
Shimano, Inc.	5,950	621,197
Smith & Wesson Brands, Inc.	3,102	44,452
Sturm Ruger & Company, Inc.	976	39,128
YETI Holdings, Inc. (A)	8,477	310,173
		4,841,882
Specialty retail – 1.4%
1-800-Flowers.com, Inc., Class A (A)(C)	2,229	6,776
Abercrombie & Fitch Company, Class A (A)	8,148	744,483
Academy Sports & Outdoors, Inc.	4,616	260,573
Advance Auto Parts, Inc.	4,168	219,862
American Eagle Outfitters, Inc.	11,064	184,769
America's Car-Mart, Inc. (A)	650	8,275
Arhaus, Inc.	3,549	24,062
Arko Corp.	5,371	29,863
Asbury Automotive Group, Inc. (A)	1,352	264,194
AutoNation, Inc. (A)	2,836	553,757
AutoZone, Inc. (A)	765	2,584,002
Avolta AG (A)	7,112	426,409
Barnes & Noble Education, Inc. (A)	1,332	11,762
Bath & Body Works, Inc.	22,305	416,434
Bed Bath & Beyond, Inc. (A)	4,673	21,683
Best Buy Company, Inc.	8,996	577,543
Boot Barn Holdings, Inc. (A)	2,137	312,771
Build-A-Bear Workshop, Inc.	861	32,244
Burlington Stores, Inc. (A)	6,775	2,204,450
Caleres, Inc.	2,323	24,484
Camping World Holdings, Inc., Class A	4,214	28,782
Carvana Company (A)	6,527	2,051,958
Chewy, Inc., Class A (A)	25,987	701,649
Citi Trends, Inc. (A)	299	12,953
Designer Brands, Inc., Class A (C)	2,732	15,545
Dick's Sporting Goods, Inc.	7,234	1,434,430
Envela Corp. (A)	621	10,346
EVgo, Inc. (A)	8,130	13,984
Fast Retailing Company, Ltd.	15,448	6,103,600
Five Below, Inc. (A)	6,009	1,372,936
Floor & Decor Holdings, Inc., Class A (A)	11,740	596,392
GameStop Corp., Class A (A)	44,906	1,034,634
Genesco, Inc. (A)	662	19,191
Group 1 Automotive, Inc.	815	269,463
Haverty Furniture Companies, Inc.	934	19,782

217

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Hennes & Mauritz AB, B Shares	39,931	$747,063
Industria de Diseno Textil SA	88,255	5,137,218
J. Jill, Inc.	677	7,758
JD Sports Fashion PLC	200,086	189,773
Kingfisher PLC	138,571	526,894
Lands' End, Inc. (A)(C)	793	8,913
Lithia Motors, Inc.	2,642	659,760
Lowe's Companies, Inc.	25,893	6,117,998
MarineMax, Inc. (A)	1,383	37,424
Monro, Inc.	2,083	33,411
Murphy USA, Inc.	1,841	909,399
National Vision Holdings, Inc. (A)	5,422	140,430
Nitori Holdings Company, Ltd.	32,407	514,867
OneWater Marine, Inc., Class A (A)	1,056	9,979
O'Reilly Automotive, Inc. (A)	38,861	3,587,259
Penske Automotive Group, Inc.	2,009	300,386
Petco Health & Wellness Company, Inc. (A)	6,501	18,073
Revolve Group, Inc. (A)	2,822	63,805
RH (A)	1,678	234,618
Ross Stores, Inc.	14,931	3,234,503
Sally Beauty Holdings, Inc. (A)	6,919	95,828
Sanrio Company, Ltd.	72,325	449,663
Shoe Carnival, Inc.	1,255	19,565
Signet Jewelers, Ltd.	2,753	233,014
Sonic Automotive, Inc., Class A	1,051	72,067
Stitch Fix, Inc., Class A (A)	7,843	25,960
The Buckle, Inc.	2,189	110,238
The Gap, Inc.	24,718	598,176
The Home Depot, Inc.	45,947	15,111,509
The RealReal, Inc. (A)	7,408	67,265
The TJX Companies, Inc.	51,255	8,185,424
ThredUp, Inc., Class A (A)	6,703	21,986
Torrid Holdings, Inc. (A)	3,208	5,710
Tractor Supply Company	24,398	1,105,229
Ulta Beauty, Inc. (A)	2,048	1,070,510
Upbound Group, Inc.	3,700	66,785
Urban Outfitters, Inc. (A)	4,535	287,292
Valvoline, Inc. (A)	13,871	467,175
Victoria's Secret & Company (A)	4,812	223,084
Warby Parker, Inc., Class A (A)	6,923	145,868
Williams-Sonoma, Inc.	5,512	1,005,003
Winmark Corp.	208	88,930
Zalando SE (A)(B)	18,167	443,833
ZOZO, Inc.	36,087	252,714
Zumiez, Inc. (A)	880	19,501
		75,245,901
Textiles, apparel and luxury goods – 0.8%
adidas AG	13,835	2,239,288
Asics Corp.	56,453	1,517,744
Capri Holdings, Ltd. (A)	21,166	372,945
Carter's, Inc.	2,472	88,399
Cie Financiere Richemont SA, A Shares	43,494	7,679,562
Columbia Sportswear Company	2,759	151,221
Crocs, Inc. (A)	5,473	454,368
Deckers Outdoor Corp. (A)	6,552	655,790
Ermenegildo Zegna NV	4,434	46,202
Figs, Inc., Class A (A)	6,235	92,091
G-III Apparel Group, Ltd.	2,548	70,580
Hermes International SCA	2,562	4,853,327
Kering SA	6,023	1,828,965
Kontoor Brands, Inc.	3,836	269,632
Lakeland Industries, Inc.	853	6,986
Lululemon Athletica, Inc. (A)	4,927	754,324
LVMH Moet Hennessy Louis Vuitton SE	20,133	11,005,691
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Moncler SpA	18,898	$1,137,821
Movado Group, Inc.	1,088	26,569
NIKE, Inc., Class B	54,990	2,904,572
Oxford Industries, Inc.	1,000	38,510
Pandora A/S	6,392	456,861
PVH Corp.	4,990	348,102
Ralph Lauren Corp.	1,786	614,366
Rocky Brands, Inc.	484	18,740
Steven Madden, Ltd.	4,993	169,363
Superior Group of Companies, Inc.	1,147	11,654
Tapestry, Inc.	9,346	1,318,814
The Swatch Group AG, Bearer Shares	2,341	516,802
VF Corp.	35,808	608,378
Wolverine World Wide, Inc.	5,680	92,698
		40,350,365
		448,643,460
Consumer staples – 5.2%
Beverages – 1.0%
Anheuser-Busch InBev SA/NV	79,973	5,533,017
Asahi Group Holdings, Ltd.	123,056	1,228,668
Brown-Forman Corp., Class B	8,964	237,008
Carlsberg A/S, Class B	7,606	949,597
Celsius Holdings, Inc. (A)	17,413	617,813
Coca-Cola Consolidated, Inc.	6,163	1,181,694
Coca-Cola Europacific Partners PLC	16,814	1,524,525
Coca-Cola HBC AG (A)	17,646	993,985
Constellation Brands, Inc., Class A	6,476	971,400
Davide Campari-Milano NV	49,805	355,840
Diageo PLC	180,135	3,350,009
Heineken Holding NV	10,486	746,249
Heineken NV	23,301	1,792,274
Keurig Dr. Pepper, Inc.	62,663	1,649,917
Kirin Holdings Company, Ltd.	62,854	999,768
MGP Ingredients, Inc.	925	17,011
Molson Coors Beverage Company, Class B	7,626	328,376
Monster Beverage Corp. (A)	32,900	2,383,934
National Beverage Corp. (A)	1,734	58,349
PepsiCo, Inc.	63,063	9,793,053
Pernod Ricard SA	16,328	1,214,181
Suntory Beverage & Food, Ltd.	11,248	317,645
The Boston Beer Company, Inc., Class A (A)	838	193,075
The Coca-Cola Company	178,633	13,585,040
The Vita Coco Company, Inc. (A)	3,315	158,822
Zevia PBC, Class A (A)	4,894	5,726
		50,186,976
Consumer staples distribution and retail – 1.6%
Aeon Company, Ltd.	180,165	2,154,042
Albertsons Companies, Inc., Class A	40,314	686,951
BJ's Wholesale Club Holdings, Inc. (A)	14,256	1,403,076
Carrefour SA	47,655	882,373
Casey's General Stores, Inc.	4,039	2,939,827
Coles Group, Ltd.	108,586	1,646,681
Costco Wholesale Corp.	20,487	20,413,861
Dollar General Corp.	10,159	1,206,178
Dollar Tree, Inc. (A)	8,536	934,777
Grocery Outlet Holding Corp. (A)	6,610	46,601
Ingles Markets, Inc., Class A	1,024	92,047
J Sainsbury PLC	139,055	626,048
Jeronimo Martins SGPS SA	22,911	547,833
Kesko OYJ, B Shares	22,098	490,760
Koninklijke Ahold Delhaize NV	72,102	3,365,788
Maplebear, Inc. (A)	20,022	750,024

218

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Marks & Spencer Group PLC	166,428	$749,878
MatsukiyoCocokara & Company	26,553	424,115
Natural Grocers by Vitamin Cottage, Inc.	885	22,877
Performance Food Group Company (A)	17,116	1,466,157
PriceSmart, Inc.	1,786	268,793
Seven & i Holdings Company, Ltd.	168,580	2,267,340
Sprouts Farmers Market, Inc. (A)	10,608	818,195
Sysco Corp.	22,109	1,577,035
Target Corp.	20,899	2,532,959
Tesco PLC	516,711	3,247,543
The Andersons, Inc.	2,254	161,792
The Chefs' Warehouse, Inc. (A)	2,540	151,003
The Kroger Company	26,874	1,944,603
Tsuruha Holdings, Inc.	18,369	288,244
U.S. Foods Holding Corp. (A)	24,028	2,215,622
United Natural Foods, Inc. (A)	4,169	187,855
Village Super Market, Inc., Class A	674	28,463
Walmart, Inc.	202,313	25,143,460
Weis Markets, Inc.	974	66,612
Woolworths Group, Ltd.	98,834	2,495,780
		84,245,193
Food products – 1.0%
Ajinomoto Company, Inc.	73,226	2,070,190
Alico, Inc.	378	15,596
Archer-Daniels-Midland Company	22,167	1,611,319
Associated British Foods PLC	26,061	652,368
B&G Foods, Inc. (C)	5,347	25,719
Barry Callebaut AG	289	508,234
Beyond Meat, Inc. (A)(C)	30,985	21,739
BRC, Inc., Class A (A)(C)	8,289	6,434
Bunge Global SA	6,242	793,982
Calavo Growers, Inc.	1,151	29,684
Cal-Maine Foods, Inc.	3,011	238,321
Chocoladefabriken Lindt & Spruengli AG	9	1,288,185
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	76	1,067,191
Conagra Brands, Inc.	21,712	341,313
Danone SA	52,373	4,184,977
Darling Ingredients, Inc. (A)	17,235	1,065,985
Dole PLC	4,680	66,877
Flowers Foods, Inc.	23,009	187,523
Fresh Del Monte Produce, Inc.	2,311	93,041
General Mills, Inc.	24,585	915,054
Hormel Foods Corp.	13,043	295,424
Ingredion, Inc.	6,864	773,298
J&J Snack Foods Corp.	1,056	83,709
JDE Peet's NV	13,823	510,811
John B Sanfilippo & Son, Inc.	540	42,838
Kerry Group PLC, Class A	13,017	1,036,410
Kikkoman Corp.	54,899	498,415
Lifeway Foods, Inc. (A)	439	8,490
Limoneira Company	1,236	16,587
Lotus Bakeries NV	33	372,595
Mama's Creations, Inc. (A)	2,591	39,746
McCormick & Company, Inc.	11,686	589,442
Mission Produce, Inc. (A)	3,001	41,294
Mondelez International, Inc., Class A	59,136	3,408,599
Mowi ASA	38,394	873,225
Nestle SA	208,457	20,447,756
Orkla ASA	56,713	713,712
Pilgrim's Pride Corp.	4,658	175,886
Post Holdings, Inc. (A)	4,598	454,558
Salmar ASA	5,476	320,608
Seneca Foods Corp., Class A (A)	324	48,963
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
SunOpta, Inc. (A)	6,711	$43,487
The Campbell's Company (C)	10,330	230,049
The Hershey Company	6,837	1,421,344
The J.M. Smucker Company	4,915	474,003
The Kraft Heinz Company	39,279	883,385
The Magnum Ice Cream Company NV (A)	39,628	582,556
The Marzetti Company	3,607	498,956
The Simply Good Foods Company (A)	5,978	85,784
Tootsie Roll Industries, Inc.	1,328	56,748
Tyson Foods, Inc., Class A	13,004	833,166
Utz Brands, Inc.	5,106	40,440
Vital Farms, Inc. (A)	2,406	33,973
Westrock Coffee Company (A)(C)	3,064	13,022
WH Group, Ltd. (B)	674,725	886,883
Wilmar International, Ltd.	155,417	466,931
		52,486,825
Household products – 0.5%
Central Garden & Pet Company (A)	680	25,004
Central Garden & Pet Company, Class A (A)	3,364	109,061
Church & Dwight Company, Inc.	10,925	1,019,521
Colgate-Palmolive Company	37,200	3,170,556
Energizer Holdings, Inc.	4,334	71,164
Essity AB, B Shares (C)	48,796	1,257,610
Henkel AG & Company KGaA	8,412	604,237
Kimberly-Clark Corp.	15,318	1,477,727
Oil-Dri Corp. of America	707	46,019
Reckitt Benckiser Group PLC	52,194	3,509,542
Spectrum Brands Holdings, Inc.	1,568	115,562
The Clorox Company	5,582	578,463
The Procter & Gamble Company	107,254	15,491,768
Unicharm Corp.	90,407	532,505
WD-40 Company	944	192,519
		28,201,258
Personal care products – 0.5%
Beiersdorf AG	7,851	705,706
BellRing Brands, Inc. (A)	12,777	205,582
Coty, Inc., Class A (A)	40,269	80,941
e.l.f. Beauty, Inc. (A)	6,434	389,965
Edgewell Personal Care Company	3,146	67,136
Herbalife, Ltd. (A)	7,097	104,468
Interparfums, Inc.	1,281	116,366
Kao Corp.	36,698	1,434,123
Kenvue, Inc.	88,421	1,524,378
L'Oreal SA	19,434	7,934,718
Medifast, Inc. (A)	944	9,619
Nature's Sunshine Products, Inc. (A)	1,185	28,428
Niagen Bioscience, Inc. (A)	3,403	15,007
Nu Skin Enterprises, Inc., Class A	3,361	24,468
Olaplex Holdings, Inc. (A)	11,817	23,989
Shiseido Company, Ltd.	32,362	661,163
The Beauty Health Company (A)(C)	9,728	8,658
The Estee Lauder Companies, Inc., Class A	11,407	818,680
The Honest Company, Inc. (A)	6,207	18,249
Unilever PLC	176,434	9,686,116
USANA Health Sciences, Inc. (A)	934	16,317
		23,874,077
Tobacco – 0.6%
Altria Group, Inc.	77,436	5,110,002
British American Tobacco PLC	176,239	10,232,225
Imperial Brands PLC	60,957	2,471,672
Japan Tobacco, Inc.	97,089	3,724,710

219

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	71,837	$11,877,530
Turning Point Brands, Inc.	1,275	110,657
Universal Corp.	1,676	88,325
		33,615,121
		272,609,450
Energy – 3.9%
Energy equipment and services – 0.3%
Archrock, Inc.	12,006	417,809
Atlas Energy Solutions, Inc.	5,430	71,242
Baker Hughes Company	45,614	2,784,735
Borr Drilling, Ltd. (A)	19,855	114,563
Bristow Group, Inc.	1,990	93,311
Cactus, Inc., Class A	4,769	225,908
Core Laboratories, Inc.	3,311	55,592
DMC Global, Inc. (A)	1,779	9,269
Energy Services of America Corp.	986	12,946
Expro Group Holdings NV (A)	5,737	99,881
Flowco Holdings, Inc., Class A	1,579	32,527
Forum Energy Technologies, Inc. (A)	746	43,760
Halliburton Company	38,663	1,507,470
Helix Energy Solutions Group, Inc. (A)	9,743	96,358
Helmerich & Payne, Inc.	6,877	247,778
Innovex International, Inc. (A)	2,737	66,755
Kodiak Gas Services, Inc.	5,803	338,431
Liberty Energy, Inc.	10,976	316,109
Nabors Industries, Ltd. (A)	984	84,683
National Energy Services Reunited Corp. (A)	4,700	100,909
Natural Gas Services Group, Inc.	726	27,399
Noble Corp. PLC	8,768	430,246
NOV, Inc.	39,267	738,612
Oceaneering International, Inc. (A)	6,891	244,424
Oil States International, Inc. (A)	3,939	45,850
Patterson-UTI Energy, Inc.	24,116	261,176
ProFrac Holding Corp., Class A (A)	2,380	14,756
ProPetro Holding Corp. (A)	6,829	98,406
Ranger Energy Services, Inc., Class A	1,461	25,042
RPC, Inc.	6,370	45,100
Seadrill, Ltd. (A)	4,371	198,881
Select Water Solutions, Inc.	6,644	101,653
SLB, Ltd.	69,029	3,547,400
Solaris Energy Infrastructure, Inc.	3,217	181,793
TechnipFMC PLC	44,073	3,046,766
Tenaris SA	30,355	887,347
TETRA Technologies, Inc. (A)	8,860	75,487
Tidewater, Inc. (A)	3,421	285,825
Transocean, Ltd. (A)	64,424	427,131
Valaris, Ltd. (A)	11,346	1,112,362
Weatherford International PLC	7,814	739,048
		19,254,740
Oil, gas and consumable fuels – 3.6%
Aker BP ASA	25,568	945,221
Antero Midstream Corp.	36,080	822,624
Antero Resources Corp. (A)	31,934	1,355,279
APA Corp.	16,361	694,361
Ardmore Shipping Corp.	2,400	36,600
BKV Corp. (A)	1,807	51,536
Bollore SE	56,803	324,801
BP PLC	1,273,749	9,969,384
California Resources Corp.	5,111	353,783
Calumet, Inc. (A)	4,799	172,284
Centrus Energy Corp., Class A (A)	1,172	203,447
Chevron Corp.	86,515	17,899,954
Chord Energy Corp.	6,195	880,805
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Clean Energy Fuels Corp. (A)	12,380	$30,702
CNX Resources Corp. (A)	25,089	967,181
Comstock Resources, Inc. (A)	5,179	109,173
ConocoPhillips	56,546	7,464,072
Core Natural Resources, Inc.	3,544	371,163
Coterra Energy, Inc.	35,013	1,230,357
Crescent Energy Company, Class A	17,931	242,069
CVR Energy, Inc. (A)	2,159	72,650
Delek US Holdings, Inc.	4,102	184,877
Devon Energy Corp.	28,626	1,440,460
DHT Holdings, Inc.	9,385	171,464
Diamondback Energy, Inc.	8,594	1,699,807
Diversified Energy Company	4,440	77,434
Dorian LPG, Ltd.	2,576	88,099
DT Midstream, Inc.	11,078	1,491,874
Encore Energy Corp. (A)	12,839	23,110
ENEOS Holdings, Inc.	218,993	1,973,155
Energy Fuels, Inc. (A)	16,325	297,931
Eni SpA	165,484	4,705,336
EOG Resources, Inc.	25,043	3,620,467
EQT Corp.	28,806	1,833,214
Equinor ASA	62,060	2,644,027
Evolution Petroleum Corp.	3,086	14,134
Excelerate Energy, Inc., Class A	1,654	55,277
Expand Energy Corp.	10,993	1,206,812
Exxon Mobil Corp.	192,876	32,723,342
FLEX LNG, Ltd. (A)(C)	2,178	64,708
FutureFuel Corp.	2,407	9,267
Galp Energia SGPS SA	33,759	809,459
Gevo, Inc. (A)	16,323	44,562
Golar LNG, Ltd.	6,787	367,245
Granite Ridge Resources, Inc.	4,084	23,973
Green Plains, Inc. (A)	4,767	78,417
Gulfport Energy Corp. (A)	1,109	234,631
HF Sinclair Corp.	17,035	1,062,814
HighPeak Energy, Inc. (C)	1,967	13,572
Idemitsu Kosan Company, Ltd.	62,558	614,164
Infinity Natural Resources, Inc., Class A (A)	1,285	22,629
Inpex Corp.	71,309	2,109,283
International Seaways, Inc.	2,793	203,554
Kinder Morgan, Inc.	90,377	3,030,341
Kinetik Holdings, Inc. (C)	3,234	156,558
Kosmos Energy, Ltd. (A)	33,120	92,074
Lightbridge Corp. (A)	2,157	22,994
Magnolia Oil & Gas Corp., Class A	12,598	397,719
Marathon Petroleum Corp.	13,615	3,324,511
Matador Resources Company	12,727	804,092
Murphy Oil Corp.	24,033	991,361
NACCO Industries, Inc., Class A	259	13,460
Navigator Holdings, Ltd.	2,044	39,511
Neste OYJ	34,229	1,112,359
New Fortress Energy, Inc. (A)(C)	14,397	8,494
NextDecade Corp. (A)	12,251	93,843
Nordic American Tankers, Ltd.	14,242	83,458
Northern Oil and Gas, Inc.	6,696	195,724
Occidental Petroleum Corp.	33,188	2,157,220
OMV AG	11,916	871,775
ONEOK, Inc.	29,044	2,625,287
Ovintiv, Inc.	30,252	1,795,759
Par Pacific Holdings, Inc. (A)	3,431	214,918
PBF Energy, Inc., Class A	14,871	708,157
Peabody Energy Corp.	8,502	280,141
Permian Resources Corp., Class A	80,662	1,719,714
Phillips 66	18,594	3,387,455

220

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
PrimeEnergy Resources Corp. (A)	35	$8,150
Range Resources Corp.	25,814	1,166,277
Repsol SA	91,291	2,569,702
REX American Resources Corp. (A)	2,022	92,143
Riley Exploration Permian, Inc.	1,086	39,585
Sable Offshore Corp. (A)	8,662	143,096
SandRidge Energy, Inc.	2,204	35,947
Santos, Ltd.	262,756	1,438,207
Scorpio Tankers, Inc.	3,133	233,910
SFL Corp., Ltd.	8,449	91,165
Shell PLC	461,120	21,356,800
SM Energy Company	17,329	540,318
Summit Midstream Corp. (A)	649	19,626
Talos Energy, Inc. (A)	8,949	141,036
Targa Resources Corp.	9,908	2,484,233
Teekay Corp., Ltd.	3,733	45,580
Teekay Tankers, Ltd., Class A	1,667	122,224
Texas Pacific Land Corp.	2,673	1,268,499
The Williams Companies, Inc.	56,373	4,102,827
TotalEnergies SE	160,674	14,745,713
Uranium Energy Corp. (A)	33,178	447,903
VAALCO Energy, Inc.	7,421	47,049
Valero Energy Corp.	14,075	3,477,651
Viper Energy, Inc., Class A	20,246	951,360
Vitesse Energy, Inc. (C)	2,121	38,517
W&T Offshore, Inc.	6,891	23,498
Woodside Energy Group, Ltd.	153,810	3,651,069
World Kinect Corp.	3,772	87,020
		187,602,574
		206,857,314
Financials – 15.6%
Banks – 7.1%
1st Source Corp.	1,306	90,388
ABN AMRO Bank NV	47,178	1,495,581
ACNB Corp.	746	35,711
AIB Group PLC	172,878	1,845,492
Amalgamated Financial Corp.	1,600	62,192
Amerant Bancorp, Inc.	2,611	57,546
Ameris Bancorp	4,506	351,423
Ames National Corp.	615	17,355
ANZ Group Holdings, Ltd.	243,871	6,132,197
Arrow Financial Corp.	1,182	39,680
Associated Banc-Corp.	29,088	752,216
Atlantic Union Bankshares Corp.	9,818	350,895
Avidbank Holdings, Inc. (A)	252	7,182
Axos Financial, Inc. (A)	3,770	320,789
Banc of California, Inc.	9,230	162,263
Banca Monte dei Paschi di Siena SpA	159,785	1,394,208
BancFirst Corp.	1,481	160,689
Banco Bilbao Vizcaya Argentaria SA	461,892	9,976,663
Banco BPM SpA	91,938	1,278,902
Banco Comercial Portugues SA	598,865	583,275
Banco de Sabadell SA	406,438	1,455,980
Banco Santander SA	1,188,457	13,323,460
Bank First Corp.	714	96,433
Bank Hapoalim BM	101,180	2,376,212
Bank Leumi Le-Israel BM	119,918	2,681,706
Bank of America Corp.	306,254	14,929,883
Bank of Hawaii Corp.	2,687	199,510
Bank of Ireland Group PLC	77,077	1,398,426
Bank of Marin Bancorp	1,043	26,732
Bank OZK	11,305	518,786
Bank7 Corp.	296	11,804
Bankinter SA (C)	54,540	863,770
BankUnited, Inc.	5,100	230,316
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bankwell Financial Group, Inc.	494	$23,969
Banner Corp.	2,314	140,414
Banque Cantonale Vaudoise	2,437	396,366
Bar Harbor Bankshares	1,148	37,253
Barclays PLC	1,119,857	5,860,754
BAWAG Group AG (A)(B)	6,230	947,132
BayCom Corp.	781	23,215
BCB Bancorp, Inc.	1,615	14,503
Beacon Financial Corp.	5,705	171,150
Blue Foundry Bancorp (A)	1,288	17,053
Blue Ridge Bankshares, Inc.	4,640	19,488
BNP Paribas SA	81,320	7,746,838
BOC Hong Kong Holdings, Ltd.	299,405	1,651,818
BPER Banca SpA	119,196	1,562,089
Bridgewater Bancshares, Inc. (A)	1,553	27,488
Burke & Herbert Financial Services Corp.	956	59,549
Business First Bancshares, Inc.	2,275	61,516
BV Financial, Inc. (A)	526	10,068
Byline Bancorp, Inc.	2,223	70,180
C&F Financial Corp.	208	15,172
CaixaBank SA	312,582	3,747,125
California BanCorp	1,572	27,856
Camden National Corp.	1,194	56,655
Capital Bancorp, Inc.	863	25,666
Capital City Bank Group, Inc.	1,017	44,199
Capitol Federal Financial, Inc.	8,524	60,776
Carter Bankshares, Inc. (A)	1,612	37,592
Cathay General Bancorp	4,430	220,880
CB Financial Services, Inc.	421	14,390
Central Pacific Financial Corp.	1,782	56,953
CF Bankshares, Inc.	400	11,164
Chemung Financial Corp.	310	16,684
ChoiceOne Financial Services, Inc.	998	28,064
Citigroup, Inc.	80,656	9,147,197
Citizens & Northern Corp.	1,314	29,355
Citizens Community Bancorp, Inc.	617	12,217
Citizens Financial Group, Inc.	19,634	1,177,451
Citizens Financial Services, Inc.	316	19,323
City Holding Company	963	115,098
Civista Bancshares, Inc.	1,581	36,031
CNB Financial Corp.	2,079	60,208
Coastal Financial Corp. (A)	901	68,566
CoastalSouth Bancshares, Inc.	722	17,754
Colony Bankcorp, Inc.	1,490	29,755
Columbia Banking System, Inc.	32,187	882,889
Columbia Financial, Inc. (A)	2,005	35,108
Commerce Bancshares, Inc.	14,931	734,605
Commercial Bancgroup, Inc.	466	12,125
Commerzbank AG	59,294	2,163,004
Commonwealth Bank of Australia	135,394	15,855,552
Community Financial System, Inc.	3,701	217,064
Community Trust Bancorp, Inc.	1,171	71,103
Community West Bancshares	1,200	27,960
ConnectOne Bancorp, Inc.	3,339	89,385
Credit Agricole SA	85,688	1,599,310
Cullen/Frost Bankers, Inc.	6,886	943,933
Customers Bancorp, Inc. (A)	2,211	153,466
CVB Financial Corp.	8,870	171,989
Danske Bank A/S	54,045	2,663,476
DBS Group Holdings, Ltd.	172,191	7,662,520
Dime Community Bancshares, Inc.	2,774	93,817
DNB Bank ASA	71,732	2,244,396
Eagle Bancorp Montana, Inc.	625	12,863
Eagle Bancorp, Inc.	1,948	48,447

221

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Eagle Financial Services, Inc.	416	$14,552
East West Bancorp, Inc.	14,990	1,600,332
Eastern Bankshares, Inc.	14,966	292,735
Enterprise Financial Services Corp.	2,562	138,630
Equity Bancshares, Inc., Class A	1,227	54,491
Erste Group Bank AG	24,910	2,690,910
Esquire Financial Holdings, Inc.	504	54,180
Farmers & Merchants Bancorp, Inc.	965	24,772
Farmers National Banc Corp.	4,002	52,666
FB Bancorp, Inc. (A)	1,153	15,842
FB Financial Corp.	3,065	159,196
Fidelity D&D Bancorp, Inc.	331	14,326
Fifth Third Bancorp	41,524	1,929,205
Financial Institutions, Inc.	1,326	42,047
FinecoBank SpA	49,477	1,100,800
Finward Bancorp	308	11,180
First Bancorp (North Carolina)	2,800	157,780
First Bancorp (Puerto Rico)	10,800	230,688
First Bank	1,655	26,480
First Busey Corp.	5,855	147,956
First Business Financial Services, Inc.	594	32,034
First Capital, Inc.	280	13,896
First Commonwealth Financial Corp.	7,148	125,662
First Community Bankshares, Inc.	1,211	50,281
First Community Corp.	455	13,300
First Financial Bancorp	7,190	200,457
First Financial Bankshares, Inc.	23,569	694,107
First Financial Corp.	788	49,802
First Foundation, Inc. (A)	4,476	26,408
First Horizon Corp.	52,842	1,202,684
First Internet Bancorp	732	14,918
First Interstate BancSystem, Inc., Class A	5,865	195,891
First Merchants Corp.	4,331	167,740
First Mid Bancshares, Inc.	1,598	65,822
First National Corp.	524	14,106
First United Corp.	410	15,022
First Western Financial, Inc. (A)	549	13,494
Firstsun Capital Bancorp (A)	905	32,996
Five Star Bancorp	1,153	43,491
Flagstar Bank NA	53,688	707,071
Flushing Financial Corp.	2,224	34,161
FNB Corp.	38,927	650,859
Franklin Financial Services Corp.	255	13,025
FS Bancorp, Inc.	497	19,179
Fulton Financial Corp.	12,280	249,775
FVCBankcorp, Inc.	1,136	17,256
GBank Financial Holdings, Inc. (A)(C)	595	15,922
German American Bancorp, Inc.	2,617	109,364
Glacier Bancorp, Inc.	22,905	1,023,166
Great Southern Bancorp, Inc.	588	37,120
Greene County Bancorp, Inc.	672	15,060
Hancock Whitney Corp.	14,664	932,484
Hanmi Financial Corp.	2,075	54,697
Hawthorn Bancshares, Inc.	379	12,769
HBT Financial, Inc.	893	23,861
Heritage Commerce Corp.	4,073	50,831
Heritage Financial Corp.	2,363	61,438
Hilltop Holdings, Inc.	2,989	107,066
Home Bancorp, Inc.	494	29,927
Home BancShares, Inc.	32,876	885,351
HomeTrust Bancshares, Inc.	1,145	48,834
Hope Bancorp, Inc.	8,707	97,257
Horizon Bancorp, Inc.	3,560	58,989
HSBC Holdings PLC	1,389,588	22,820,628
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Huntington Bancshares, Inc.	93,690	$1,466,249
Independent Bank Corp. (Massachusetts)	3,420	257,218
Independent Bank Corp. (Michigan)	1,400	46,620
ING Groep NV	236,276	6,132,939
International Bancshares Corp.	9,689	651,973
Intesa Sanpaolo SpA	1,127,106	6,816,607
Investar Holding Corp.	954	26,016
Israel Discount Bank, Ltd., Class A	98,969	999,364
Japan Post Bank Company, Ltd. (C)	144,655	2,359,355
John Marshall Bancorp, Inc.	950	19,266
JPMorgan Chase & Co.	124,437	36,604,388
KBC Group NV	18,586	2,274,777
Kearny Financial Corp.	3,943	29,770
KeyCorp	43,300	868,165
Lakeland Financial Corp.	1,725	98,981
Landmark Bancorp, Inc.	451	11,185
LCNB Corp.	1,023	15,949
LINKBANCORP, Inc.	1,375	11,468
Live Oak Bancshares, Inc.	2,461	81,385
Lloyds Banking Group PLC	4,764,239	5,904,960
M&T Bank Corp.	7,011	1,449,314
MainStreet Bancshares, Inc.	442	9,812
Mechanics Bancorp, Class A	3,397	50,106
Mercantile Bank Corp.	1,196	60,398
Meridian Corp.	751	14,239
Metrocity Bankshares, Inc.	1,694	48,567
Metropolitan Bank Holding Corp.	606	50,474
Mid Penn Bancorp, Inc.	1,372	44,124
Midland States Bancorp, Inc.	1,434	31,993
Mitsubishi UFJ Financial Group, Inc.	912,164	15,446,512
Mizrahi Tefahot Bank, Ltd.	12,620	922,227
Mizuho Financial Group, Inc.	201,445	8,155,250
MVB Financial Corp.	789	19,591
National Australia Bank, Ltd.	248,184	7,178,885
National Bank Holdings Corp., Class A	2,576	100,876
National Bankshares, Inc.	440	16,020
NatWest Group PLC	647,054	4,793,339
NB Bancorp, Inc.	2,797	58,933
NBT Bancorp, Inc.	3,600	153,288
Nicolet Bankshares, Inc.	1,277	189,788
Nordea Bank ABP	250,044	4,305,548
Northeast Bank	513	57,646
Northeast Community Bancorp, Inc.	903	21,491
Northfield Bancorp, Inc.	2,682	36,314
Northpointe Bancshares, Inc.	1,404	24,233
Northrim BanCorp, Inc.	1,517	34,709
Northwest Bancshares, Inc.	9,961	126,405
Norwood Financial Corp.	711	20,918
Oak Valley Bancorp	474	15,372
OceanFirst Financial Corp.	3,875	69,905
OFG Bancorp	2,992	121,056
Ohio Valley Banc Corp.	328	14,386
Old National Bancorp	61,874	1,367,415
Old Second Bancorp, Inc.	3,549	71,548
OP Bancorp	1,138	15,135
Orange County Bancorp, Inc.	838	26,799
Origin Bancorp, Inc.	2,071	85,864
Orrstown Financial Services, Inc.	1,249	45,064
Oversea-Chinese Banking Corp., Ltd.	273,973	4,692,541
Park National Corp.	1,044	170,642
Parke Bancorp, Inc.	694	19,710
Pathward Financial, Inc.	1,518	135,451
Patriot National Bancorp, Inc. (A)	5,669	7,313
PCB Bancorp	850	19,117
Peapack-Gladstone Financial Corp.	1,115	39,259

222

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Peoples Bancorp of North Carolina, Inc.	380	$14,881
Peoples Bancorp, Inc.	2,419	79,513
Peoples Financial Services Corp.	693	36,958
Pinnacle Financial Partners, Inc.	16,402	1,412,868
Pioneer Bancorp, Inc. (A)	1,024	14,254
Plumas Bancorp	474	23,141
Ponce Financial Group, Inc. (A)	1,463	24,447
Preferred Bank	802	72,733
Primis Financial Corp.	1,535	20,385
Princeton Bancorp, Inc.	361	12,191
Prosperity Bancshares, Inc.	11,009	739,585
Provident Financial Services, Inc.	8,970	189,805
QCR Holdings, Inc.	1,134	96,900
Raiffeisen Bank International AG	10,644	455,848
RBB Bancorp	1,182	25,259
Red River Bancshares, Inc.	356	32,197
Regions Financial Corp.	40,072	1,046,681
Renasant Corp.	6,513	235,315
Republic Bancorp, Inc., Class A	629	44,376
Resona Holdings, Inc.	167,997	1,916,467
Richmond Mutual BanCorp, Inc.	801	10,870
S&T Bancorp, Inc.	2,626	109,846
Seacoast Banking Corp. of Florida	6,733	203,943
ServisFirst Bancshares, Inc.	3,596	261,897
Shore Bancshares, Inc.	2,199	41,077
Sierra Bancorp	913	30,969
Simmons First National Corp., Class A	10,059	195,648
Skandinaviska Enskilda Banken AB, A Shares (C)	122,490	2,263,480
SmartFinancial, Inc.	1,216	47,521
Societe Generale SA	55,842	4,077,409
South Plains Financial, Inc.	862	36,118
Southern First Bancshares, Inc. (A)	554	30,193
Southern Missouri Bancorp, Inc.	705	45,078
Southside Bancshares, Inc.	2,078	64,605
SouthState Bank Corp.	10,801	999,309
SR Bancorp, Inc.	674	11,377
Standard Chartered PLC	155,291	3,236,242
Stellar Bancorp, Inc.	3,195	116,969
Stock Yards Bancorp, Inc.	1,858	123,167
Sumitomo Mitsui Financial Group, Inc.	296,485	9,748,518
Sumitomo Mitsui Trust Group, Inc.	51,363	1,636,252
Svenska Handelsbanken AB, A Shares (C)	118,012	1,555,837
Swedbank AB, A Shares (C)	68,693	2,341,298
Texas Capital Bancshares, Inc. (A)	7,828	742,721
The Bancorp, Inc. (A)	2,899	155,763
The Bank of NT Butterfield & Son, Ltd.	2,899	152,140
The Chiba Bank, Ltd.	45,618	590,505
The First Bancorp, Inc.	873	24,470
The Hingham Institution for Savings (C)	113	32,300
The PNC Financial Services Group, Inc.	18,642	3,879,214
Third Coast Bancshares, Inc. (A)	916	34,652
Timberland Bancorp, Inc.	565	22,278
Tompkins Financial Corp.	964	76,002
Towne Bank	6,021	202,727
TriCo Bancshares	2,181	103,685
Triumph Financial, Inc. (A)	1,584	94,501
Truist Financial Corp.	58,253	2,677,890
Trustmark Corp.	3,802	160,216
U.S. Bancorp	71,729	3,730,625
UMB Financial Corp.	12,788	1,442,359
UniCredit SpA	113,423	8,137,395
United Bankshares, Inc.	24,814	1,027,796
United Community Banks, Inc.	8,459	266,374
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
United Overseas Bank, Ltd.	101,159	$2,895,751
Unity Bancorp, Inc.	527	27,314
Univest Financial Corp.	2,022	69,274
USCB Financial Holdings, Inc.	831	15,407
Valley National Bancorp	85,386	1,048,540
Virginia National Bankshares Corp.	333	12,721
WaFd, Inc.	5,246	164,724
Washington Trust Bancorp, Inc.	1,289	43,130
Webster Financial Corp.	17,567	1,219,501
Wells Fargo & Company	142,738	11,363,372
WesBanco, Inc.	6,546	225,772
West BanCorp, Inc.	1,162	27,644
Westamerica BanCorp	1,632	85,109
Western Alliance Bancorp	11,189	792,741
Western New England Bancorp, Inc.	1,330	17,197
Westpac Banking Corp.	276,727	7,647,424
Wintrust Financial Corp.	7,297	1,013,845
WSFS Financial Corp.	3,678	240,762
Yokohama Financial Group, Inc.	83,347	743,971
Zions Bancorp NA	16,087	926,933
		373,465,004
Capital markets – 2.7%
3i Group PLC	80,367	2,619,242
Acadian Asset Management, Inc.	1,863	101,384
Affiliated Managers Group, Inc.	3,065	848,086
AlTi Global, Inc. (A)	3,720	13,466
Ameriprise Financial, Inc.	4,215	1,873,146
Amundi SA (B)	5,009	430,462
Ares Management Corp., Class A	9,508	1,037,323
Artisan Partners Asset Management, Inc., Class A	4,327	157,460
ASX, Ltd.	15,720	570,361
Bakkt, Inc. (A)	1,159	8,530
BGC Group, Inc., Class A	25,222	246,671
BlackRock, Inc.	6,660	6,404,989
Cboe Global Markets, Inc.	4,832	1,358,130
CME Group, Inc.	16,643	4,915,510
Cohen & Steers, Inc.	1,937	121,159
Coinbase Global, Inc., Class A (A)	10,294	1,797,435
CVC Capital Partners PLC (B)	17,200	224,551
Daiwa Securities Group, Inc.	107,931	1,022,688
Deutsche Bank AG	146,849	4,370,237
Deutsche Boerse AG	15,235	4,463,023
Diamond Hill Investment Group, Inc.	174	29,945
DigitalBridge Group, Inc.	12,303	189,712
Donnelley Financial Solutions, Inc. (A)	1,781	83,956
EQT AB	39,955	1,239,711
Euronext NV (B)	6,292	1,010,381
Evercore, Inc., Class A	4,214	1,257,921
FactSet Research Systems, Inc.	1,678	364,109
Federated Hermes, Inc.	8,052	456,629
Fold Holdings, Inc. (A)	1,312	1,732
Franklin Resources, Inc.	13,945	329,381
Futu Holdings, Ltd., ADR (A)	4,601	629,233
GCM Grosvenor, Inc., Class A	4,363	42,757
Hamilton Lane, Inc., Class A	4,452	442,529
Hong Kong Exchanges & Clearing, Ltd.	97,448	4,916,054
Houlihan Lokey, Inc.	5,922	850,518
Innventure, Inc. (A)(C)	3,258	12,739
Interactive Brokers Group, Inc., Class A	20,560	1,378,959
Intercontinental Exchange, Inc.	26,213	4,122,781
Invesco, Ltd.	20,522	498,479
Janus Henderson Group PLC	13,429	689,848
Japan Exchange Group, Inc.	79,305	926,122
Jefferies Financial Group, Inc.	18,015	743,479

223

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Julius Baer Group, Ltd.	16,666	$1,225,851
KKR & Company, Inc.	31,680	2,930,400
London Stock Exchange Group PLC	37,084	4,379,165
Macquarie Group, Ltd.	29,295	4,161,554
Marex Group PLC	3,824	170,474
Miami International Holdings, Inc. (A)	1,714	66,709
Moelis & Company, Class A	5,154	293,778
Moody's Corp.	7,082	3,089,523
Morgan Stanley	55,527	9,138,078
Morningstar, Inc.	2,501	422,794
MSCI, Inc.	3,392	1,828,322
Nasdaq, Inc.	20,732	1,759,939
Nomura Holdings, Inc.	243,158	1,914,634
Northern Trust Corp.	8,604	1,200,860
Open Lending Corp. (A)	8,574	10,718
Partners Group Holding AG	1,836	1,978,915
Patria Investments, Ltd., Class A	4,650	58,590
Perella Weinberg Partners	4,541	82,465
Piper Sandler Companies	4,793	366,904
PJT Partners, Inc., Class A	1,595	222,853
Raymond James Financial, Inc.	8,101	1,172,944
Ridgepost Capital, Inc., Class A	4,205	30,528
Robinhood Markets, Inc., Class A (A)	36,478	2,527,925
S&P Global, Inc.	14,123	6,007,077
SBI Holdings, Inc.	45,443	841,438
Schroders PLC	58,640	451,502
SEI Investments Company	10,121	794,195
Silvercrest Asset Management Group, Inc., Class A	834	11,209
Singapore Exchange, Ltd.	69,360	1,058,096
State Street Corp.	12,883	1,630,472
StepStone Group, Inc., Class A	4,868	232,301
Stifel Financial Corp.	16,615	1,228,181
StoneX Group, Inc. (A)	5,107	411,880
T. Rowe Price Group, Inc.	10,095	909,963
The Bank of New York Mellon Corp.	31,773	3,769,231
The Blackstone Group, Inc.	34,556	3,973,594
The Carlyle Group, Inc.	28,272	1,368,082
The Charles Schwab Corp.	77,088	7,244,730
The Goldman Sachs Group, Inc.	13,844	11,711,886
UBS Group AG	256,838	10,014,985
Victory Capital Holdings, Inc., Class A	3,128	204,821
Virtus Investment Partners, Inc.	442	59,383
Wealthfront Corp. (A)	2,388	22,089
Webull Corp. (A)	19,285	92,568
Westwood Holdings Group, Inc.	758	12,484
WisdomTree, Inc.	8,550	124,488
		144,009,406
Consumer finance – 0.4%
Ally Financial, Inc.	30,586	1,199,889
American Express Company	24,721	7,477,608
Atlanticus Holdings Corp. (A)	365	19,152
Bread Financial Holdings, Inc.	3,168	237,252
Capital One Financial Corp.	28,852	5,263,470
Dave, Inc. (A)	720	125,345
Encore Capital Group, Inc. (A)	1,511	105,951
Enova International, Inc. (A)	1,654	224,663
FirstCash Holdings, Inc.	6,970	1,310,360
Green Dot Corp., Class A (A)	3,773	42,333
Jefferson Capital, Inc. (C)	1,592	30,614
LendingClub Corp. (A)	7,944	113,758
LendingTree, Inc. (A)	775	33,232
Medallion Financial Corp.	1,491	12,763
Navient Corp.	4,844	39,624
Nelnet, Inc., Class A	905	116,709
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
NerdWallet, Inc., Class A (A)	2,628	$27,279
Oportun Financial Corp. (A)	2,444	11,267
OppFi, Inc.	1,627	12,544
PRA Group, Inc. (A)	2,720	47,600
PROG Holdings, Inc.	2,721	78,065
Regional Management Corp.	636	20,511
SLM Corp.	21,703	464,661
Synchrony Financial	16,055	1,092,061
Upstart Holdings, Inc. (A)	5,987	153,567
World Acceptance Corp. (A)	154	20,796
		18,281,074
Financial services – 2.3%
Acacia Research Corp. (A)	3,050	14,671
Adyen NV (A)(B)	2,041	2,042,736
Alerus Financial Corp.	1,707	40,473
Apollo Global Management, Inc.	21,430	2,387,731
Banca Mediolanum SpA	18,093	366,586
Banco Latinoamericano de Comercio Exterior SA, Class E	1,976	100,934
Berkshire Hathaway, Inc., Class B (A)	84,632	40,555,654
Better Home & Finance Holding Company (A)(C)	452	16,100
Block, Inc. (A)	25,277	1,521,170
Burford Capital, Ltd.	14,046	63,488
Cannae Holdings, Inc.	2,996	34,065
Cantaloupe, Inc. (A)	3,874	41,878
Cass Information Systems, Inc.	842	37,065
Compass Diversified Holdings	4,762	37,429
Corebridge Financial, Inc.	27,814	663,642
Corpay, Inc. (A)	3,230	939,898
Enact Holdings, Inc.	1,966	80,232
Equitable Holdings, Inc.	30,866	1,145,437
Essent Group, Ltd.	16,838	984,013
Euronet Worldwide, Inc. (A)	4,260	282,736
EVERTEC, Inc.	4,508	127,216
EXOR NV	7,562	578,854
Federal Agricultural Mortgage Corp., Class C	650	96,428
Fidelity National Information Services, Inc.	23,901	1,121,196
Finance of America Companies, Inc., Class A (A)	423	7,022
Fiserv, Inc. (A)	24,822	1,385,068
Flywire Corp. (A)	8,149	94,854
Global Payments, Inc.	10,986	739,358
Groupe Bruxelles Lambert NV	6,465	588,085
HA Sustainable Infrastructure Capital, Inc.	8,665	318,439
Industrivarden AB, A Shares	8,790	437,796
Industrivarden AB, C Shares	12,600	624,566
Infratil, Ltd.	76,811	517,928
International Money Express, Inc. (A)	1,893	29,909
Investor AB, B Shares	147,406	5,582,960
Jack Henry & Associates, Inc.	3,337	527,379
Jackson Financial, Inc., Class A	4,683	495,087
L.E. Lundbergforetagen AB, B Shares	6,146	349,423
LoanDepot, Inc., Class A (A)	7,311	10,382
M&G PLC	185,176	672,639
Marqeta, Inc., Class A (A)	24,933	101,727
Mastercard, Inc., Class A	37,590	18,782,219
Merchants Bancorp	1,823	78,225
MGIC Investment Corp.	23,900	627,375
Mitsubishi HC Capital, Inc.	71,210	638,972
NCR Atleos Corp. (A)	5,095	222,040
NewtekOne, Inc.	1,770	19,382

224

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
NMI Holdings, Inc. (A)	5,342	$200,378
Onity Group, Inc. (A)	546	21,441
ORIX Corp.	94,093	2,791,865
PagSeguro Digital, Ltd., Class A	12,388	124,128
Payoneer Global, Inc. (A)	19,465	94,016
PayPal Holdings, Inc.	42,492	1,921,913
Paysafe, Ltd. (A)	2,114	14,396
Paysign, Inc. (A)	2,209	13,033
PennyMac Financial Services, Inc.	2,030	177,422
Poste Italiane SpA (B)	36,987	870,628
Priority Technology Holdings, Inc. (A)	2,275	10,738
Radian Group, Inc.	9,371	309,993
Remitly Global, Inc. (A)	11,900	186,473
Repay Holdings Corp. (A)	4,457	11,588
Security National Financial Corp., Class A (A)	1,435	13,604
Sezzle, Inc. (A)	1,131	71,581
Shift4 Payments, Inc., Class A (A)(C)	7,361	321,897
Sofina SA	1,336	324,415
Sony Financial Group, Inc. (C)	491,649	450,377
StoneCo, Ltd., Class A (A)	17,431	246,126
TrustCo Bank Corp. NY	1,207	52,842
Velocity Financial, Inc. (A)	793	14,345
Visa, Inc., Class A	77,591	23,451,104
Voya Financial, Inc.	10,241	699,665
Walker & Dunlop, Inc.	2,300	102,074
Washington H. Soul Pattinson & Company, Ltd.	27,662	777,383
Waterstone Financial, Inc.	1,136	20,482
WEX, Inc. (A)	3,736	571,757
Wise PLC, Class A (A)	53,905	649,134
		120,645,265
Insurance – 3.0%
Abacus Global Management, Inc. (C)	2,798	22,048
Admiral Group PLC	21,065	881,059
Aegon, Ltd.	101,816	744,603
Aflac, Inc.	21,546	2,363,812
Ageas SA/NV	12,072	888,656
AIA Group, Ltd.	850,056	9,445,246
Allianz SE	30,779	12,998,538
American Coastal Insurance Corp.	1,674	18,833
American Financial Group, Inc.	7,542	963,189
American Integrity Insurance Group, Inc.	952	18,355
American International Group, Inc.	24,773	1,864,168
AMERISAFE, Inc.	1,342	44,729
Aon PLC, Class A	9,902	3,196,168
Arch Capital Group, Ltd. (A)	16,511	1,584,891
Arthur J. Gallagher & Company	11,862	2,569,072
ASR Nederland NV	12,689	873,597
Assurant, Inc.	2,317	504,666
Ategrity Specialty Holdings LLC (A)	585	11,565
Aviva PLC	247,390	1,985,401
AXA SA	135,300	6,217,243
Bowhead Specialty Holdings, Inc. (A)	1,277	28,643
Brighthouse Financial, Inc. (A)	6,230	373,052
Brown & Brown, Inc.	13,525	881,965
Chubb, Ltd.	16,790	5,472,365
Cincinnati Financial Corp.	7,200	1,132,920
Citizens, Inc. (A)	2,877	14,471
CNO Financial Group, Inc.	16,822	690,711
Crawford & Company, Class A	1,493	14,885
Dai-ichi Life Holdings, Inc.	284,467	2,623,352
Donegal Group, Inc., Class A	1,175	20,187
Employers Holdings, Inc.	1,566	64,425
Erie Indemnity Company, Class A	1,112	279,457
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Everest Group, Ltd.	1,881	$614,805
Exzeo Group, Inc. (A)	663	9,726
F&G Annuities & Life, Inc.	2,604	65,933
Fidelis Insurance Holdings, Ltd.	3,817	72,943
Fidelity National Financial, Inc.	27,789	1,288,854
First American Financial Corp.	11,102	669,340
Generali	68,965	2,774,566
Genworth Financial, Inc. (A)	27,331	221,928
Gjensidige Forsikring ASA	16,181	423,273
Globe Life, Inc.	3,676	511,589
Goosehead Insurance, Inc., Class A (A)	1,664	70,986
Greenlight Capital Re, Ltd., Class A (A)	1,915	33,110
Hamilton Insurance Group, Ltd., Class B	3,069	91,548
Hannover Rueck SE	4,878	1,533,647
HCI Group, Inc.	749	115,803
Helvetia Baloise Holding AG	6,435	1,665,443
Heritage Insurance Holdings, Inc. (A)	1,709	44,861
Hippo Holdings, Inc. (A)	1,252	32,627
Horace Mann Educators Corp.	2,835	120,998
Insurance Australia Group, Ltd.	191,359	971,426
Investors Title Company	94	20,430
James River Group Holdings, Inc.	2,360	14,868
Japan Post Holdings Company, Ltd.	144,317	1,666,349
Japan Post Insurance Company, Ltd.	45,120	455,062
Kingstone Companies, Inc.	625	9,106
Kingsway Financial Services, Inc. (A)	1,435	14,967
Kinsale Capital Group, Inc.	2,408	822,717
Legal & General Group PLC	460,993	1,514,976
Lemonade, Inc. (A)	4,291	268,960
Loews Corp.	7,819	834,600
Mapfre SA	74,727	333,021
Marsh & McLennan Companies, Inc.	22,347	3,876,087
MBIA, Inc. (A)	3,080	18,203
Medibank Private, Ltd.	222,774	674,066
Mercury General Corp.	1,873	165,105
MetLife, Inc.	25,402	1,796,429
MS&AD Insurance Group Holdings, Inc.	104,103	2,716,627
Muenchener Rueckversicherungs-Gesellschaft AG	10,570	6,675,392
NN Group NV	21,277	1,661,647
Octave Specialty Group, Inc. (A)	2,548	11,848
Old Republic International Corp.	24,803	989,640
Oscar Health, Inc., Class A (A)	14,105	161,784
Palomar Holdings, Inc. (A)	1,831	218,805
Primerica, Inc.	3,477	870,919
Principal Financial Group, Inc.	9,136	823,245
ProAssurance Corp. (A)	3,502	86,569
Prudential Financial, Inc.	16,063	1,569,194
Prudential PLC	205,980	2,863,763
QBE Insurance Group, Ltd.	121,809	1,797,505
Reinsurance Group of America, Inc.	7,160	1,461,786
RenaissanceRe Holdings, Ltd.	4,738	1,408,276
RLI Corp.	10,006	570,742
Root, Inc., Class A (A)	853	37,677
Ryan Specialty Holdings, Inc.	12,426	419,253
Safety Insurance Group, Inc.	1,031	74,892
Sampo OYJ, A Shares	194,400	2,078,195
Selective Insurance Group, Inc.	10,710	807,427
SelectQuote, Inc. (A)	12,515	7,878
SiriusPoint, Ltd. (A)	7,141	153,817
Skyward Specialty Insurance Group, Inc. (A)	2,725	119,028
Slide Insurance Holdings, Inc. (A)	4,924	88,632
Sompo Holdings, Inc.	71,805	2,795,242
Standard Life PLC	56,990	516,131

225

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Stewart Information Services Corp.	2,098	$129,195
Suncorp Group, Ltd.	87,609	983,208
Swiss Life Holding AG	2,308	2,513,904
Swiss Re AG	24,172	4,060,344
T&D Holdings, Inc.	37,410	958,240
Talanx AG	5,223	648,107
The Allstate Corp.	12,003	2,488,702
The Baldwin Insurance Group, Inc. (A)	6,673	146,406
The Hanover Insurance Group, Inc.	3,857	668,611
The Hartford Insurance Group, Inc.	12,887	1,742,709
The Phoenix Holdings, Ltd.	18,446	984,907
The Progressive Corp.	27,051	5,362,590
The Travelers Companies, Inc.	9,986	2,912,716
Tiptree, Inc.	1,737	29,390
Tokio Marine Holdings, Inc.	148,650	6,977,770
Trupanion, Inc. (A)	2,586	66,227
Tryg A/S	27,202	649,699
Unipol Assicurazioni SpA	29,022	674,186
United Fire Group, Inc.	1,486	55,071
Universal Insurance Holdings, Inc.	1,776	60,668
Unum Group	16,609	1,212,955
W.R. Berkley Corp.	13,763	912,212
Willis Towers Watson PLC	4,390	1,276,173
Zurich Insurance Group AG	11,841	8,369,437
		157,479,965
Mortgage real estate investment trusts – 0.1%
ACRES Commercial Realty Corp. (A)	592	11,437
Adamas Trust, Inc.	5,854	43,085
Angel Oak Mortgage REIT, Inc.	1,189	9,774
Annaly Capital Management, Inc.	78,269	1,655,389
Apollo Commercial Real Estate Finance, Inc.	9,599	101,365
Arbor Realty Trust, Inc.	13,485	103,969
Ares Commercial Real Estate Corp.	3,480	16,704
ARMOUR Residential REIT, Inc.	7,688	128,236
Blackstone Mortgage Trust, Inc., Class A	10,972	210,114
BrightSpire Capital, Inc.	9,123	51,089
Chicago Atlantic Real Estate Finance, Inc.	1,466	16,595
Chimera Investment Corp.	5,629	70,644
Claros Mortgage Trust, Inc. (A)	5,901	14,044
Dynex Capital, Inc.	13,575	173,217
Ellington Financial, Inc.	8,312	98,497
Franklin BSP Realty Trust, Inc.	5,695	48,351
Invesco Mortgage Capital, Inc.	4,860	39,269
KKR Real Estate Finance Trust, Inc.	3,891	23,813
Ladder Capital Corp.	7,935	77,525
MFA Financial, Inc.	6,993	66,993
Nexpoint Real Estate Finance, Inc.	463	6,237
Orchid Island Capital, Inc.	12,466	87,636
PennyMac Mortgage Investment Trust	5,973	69,645
Ready Capital Corp.	10,052	16,284
Redwood Trust, Inc.	8,860	49,705
Rithm Property Trust, Inc.	677	9,065
Seven Hills Realty Trust	1,675	13,769
Starwood Property Trust, Inc.	37,927	653,103
Sunrise Realty Trust, Inc.	951	7,294
TPG Mortgage Investment Trust, Inc.	1,811	13,238
TPG RE Finance Trust, Inc.	4,743	37,043
Two Harbors Investment Corp.	7,257	82,875
		4,006,004
		817,886,718
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 9.4%
Biotechnology – 1.6%
4D Molecular Therapeutics, Inc. (A)	3,105	$28,908
89Bio, Inc. (A)(D)	12,849	4,369
AbbVie, Inc.	81,571	17,740,877
Abeona Therapeutics, Inc. (A)	3,506	15,707
Absci Corp. (A)(C)	9,537	28,611
ACADIA Pharmaceuticals, Inc. (A)	8,737	194,486
ADC Therapeutics SA (A)	7,114	26,678
ADMA Biologics, Inc. (A)	16,138	145,403
Aduro Biotech, Inc. (A)(D)	2,435	3,412
Agios Pharmaceuticals, Inc. (A)	3,946	133,493
Akebia Therapeutics, Inc. (A)	17,620	24,492
Akero Therapeutics, Inc. (A)(D)	7,170	4,661
Aktis Oncology, Inc. (A)	1,437	25,708
Albireo Pharma, Inc. (A)(D)	2,883	17,730
Aldeyra Therapeutics, Inc. (A)	4,703	7,948
Alector, Inc. (A)	6,680	14,362
Alkermes PLC (A)	11,271	398,543
Allogene Therapeutics, Inc. (A)	10,631	25,940
Altimmune, Inc. (A)	9,091	28,000
Amgen, Inc.	24,852	8,744,176
Amicus Therapeutics, Inc. (A)	20,679	299,018
AnaptysBio, Inc. (A)	1,268	70,323
Anavex Life Sciences Corp. (A)(C)	6,776	20,802
Anika Therapeutics, Inc. (A)	810	11,745
Annexon, Inc. (A)	9,196	50,946
Apogee Therapeutics, Inc. (A)	2,834	238,538
Arbutus Biopharma Corp. (A)	10,741	48,335
Arcellx, Inc. (A)	2,668	306,340
Arcturus Therapeutics Holdings, Inc. (A)	2,100	16,212
Arcus Biosciences, Inc. (A)	5,848	126,317
Arcutis Biotherapeutics, Inc. (A)	7,649	180,210
Ardelyx, Inc. (A)	16,685	99,943
Argenx SE (A)	5,468	3,968,341
Argenx SE, Additional Offering (A)	307	222,802
ArriVent Biopharma, Inc. (A)	2,298	53,015
Arrowhead Pharmaceuticals, Inc. (A)	24,654	1,545,806
ARS Pharmaceuticals, Inc. (A)(C)	4,141	33,252
Atrium Therapeutics, Inc. (A)	955	12,768
aTyr Pharma, Inc. (A)	8,249	6,434
Aura Biosciences, Inc. (A)	3,072	20,552
Aurinia Pharmaceuticals, Inc. (A)	8,291	122,873
Beam Therapeutics, Inc. (A)	6,650	158,470
Benitec Biopharma, Inc. (A)	1,279	13,621
Bicara Therapeutics, Inc. (A)(C)	2,205	43,857
BioCryst Pharmaceuticals, Inc. (A)	15,726	149,712
Biogen, Inc. (A)	6,775	1,242,061
Biohaven, Ltd. (A)	8,223	69,567
BioMarin Pharmaceutical, Inc. (A)	20,931	1,182,392
Blueprint Medicines Corp. (A)(D)	9,435	4,340
BridgeBio Pharma, Inc. (A)	11,022	818,494
Bright Minds Biosciences, Inc. (A)	489	35,682
Candel Therapeutics, Inc. (A)	3,568	17,483
Capricor Therapeutics, Inc. (A)	3,030	92,112
Cardiff Oncology, Inc. (A)(C)	5,231	8,474
CareDx, Inc. (A)	3,505	60,847
Cartesian Therapeutics, Inc. (A)(C)	930	5,720
Cartesian Therapeutics, Inc., CVR (A)(D)	19,937	51,437
Catalyst Pharmaceuticals, Inc. (A)	8,048	199,268
Celcuity, Inc. (A)	2,439	278,387
Celldex Therapeutics, Inc. (A)	4,565	144,802
CG Oncology, Inc. (A)	4,112	278,300
Chinook Therapeutics, Inc. (A)(D)	9,357	13,110
Cogent Biosciences, Inc. (A)	9,949	382,937
Coherus Oncology, Inc. (A)	6,350	10,732

226

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Compass Therapeutics, Inc. (A)	9,040	$47,822
Corvus Pharmaceuticals, Inc. (A)	4,486	65,630
CRISPR Therapeutics AG (A)(C)	6,345	301,832
CSL, Ltd.	39,252	3,855,291
Cullinan Therapeutics, Inc. (A)	3,778	53,685
Cytokinetics, Inc. (A)	21,650	1,426,952
Day One Biopharmaceuticals, Inc. (A)	5,461	117,084
Denali Therapeutics, Inc. (A)	9,912	190,310
Design Therapeutics, Inc. (A)	1,556	16,556
DiaMedica Therapeutics, Inc. (A)	2,188	14,813
Dianthus Therapeutics, Inc. (A)	2,492	209,129
Disc Medicine, Inc. (A)	1,917	122,573
Dyne Therapeutics, Inc. (A)	9,272	168,101
Editas Medicine, Inc. (A)	7,425	18,340
Eledon Pharmaceuticals, Inc. (A)	4,761	14,664
Emergent BioSolutions, Inc. (A)	3,639	30,204
Enanta Pharmaceuticals, Inc. (A)	1,880	23,744
Entrada Therapeutics, Inc. (A)	2,027	25,581
Erasca, Inc. (A)	13,188	213,382
Evommune, Inc. (A)(C)	659	15,150
Exelixis, Inc. (A)	28,296	1,213,615
Fate Therapeutics, Inc. (A)	9,089	10,907
Fennec Pharmaceuticals, Inc. (A)	2,031	12,491
Genmab A/S (A)	4,937	1,329,640
Geron Corp. (A)	38,136	56,823
Gilead Sciences, Inc.	57,262	7,980,605
Gossamer Bio, Inc. (A)	16,179	5,315
GRAIL, Inc. (A)	2,446	126,409
Greenwich Lifesciences, Inc. (A)(C)	507	12,178
Grifols SA	24,131	252,459
Halozyme Therapeutics, Inc. (A)	12,812	828,040
Heron Therapeutics, Inc. (A)	12,961	10,370
Humacyte, Inc. (A)(C)	12,738	7,728
Icosavax, Inc. (A)(D)	4,180	1,296
Ideaya Biosciences, Inc. (A)	5,917	197,154
ImmunityBio, Inc. (A)(C)	20,504	157,266
Immunome, Inc. (A)	7,112	155,539
Immunovant, Inc. (A)	5,700	141,588
Incyte Corp. (A)	7,715	726,136
Inhibikase Therapeutics, Inc. (A)	8,721	14,651
Inhibrx Biosciences, Inc. (A)	634	42,624
Inhibrx, Inc. (A)(D)	5,368	3,382
Intellia Therapeutics, Inc. (A)	7,718	98,945
Iovance Biotherapeutics, Inc. (A)	23,467	82,369
Ironwood Pharmaceuticals, Inc. (A)	11,144	39,115
Jade Biosciences, Inc.	2,248	31,584
Janux Therapeutics, Inc. (A)	3,027	42,075
KalVista Pharmaceuticals, Inc. (A)	2,682	53,989
Keros Therapeutics, Inc. (A)	2,003	22,113
Kodiak Sciences, Inc. (A)	2,638	100,561
Korro Bio, Inc. (A)	559	6,328
Krystal Biotech, Inc. (A)	1,721	444,569
Kura Oncology, Inc. (A)	5,668	46,081
Kymera Therapeutics, Inc. (A)	3,986	331,994
Larimar Therapeutics, Inc. (A)	3,098	13,941
Lexeo Therapeutics, Inc. (A)	4,373	25,101
Madrigal Pharmaceuticals, Inc. (A)	1,188	621,882
MannKind Corp. (A)	21,485	52,638
MapLight Therapeutics, Inc. (A)(C)	1,374	27,933
MeiraGTx Holdings PLC (A)	3,199	27,703
Merrimack Pharmaceuticals, Inc. (A)(D)	1,515	45
MiMedx Group, Inc. (A)	8,479	33,492
Mineralys Therapeutics, Inc. (A)	3,327	90,128
Mirum Pharmaceuticals, Inc. (A)	2,931	270,766
Moderna, Inc. (A)	16,045	815,086
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Monopar Therapeutics, Inc. (A)	297	$16,273
Monte Rosa Therapeutics, Inc. (A)	4,220	69,419
Myriad Genetics, Inc. (A)	6,502	29,259
Neurocrine Biosciences, Inc. (A)	10,935	1,440,577
Neurogene, Inc. (A)	805	16,229
Nkarta, Inc. (A)	3,704	7,815
Novavax, Inc. (A)	10,391	84,583
Nurix Therapeutics, Inc. (A)	7,100	110,050
Nuvalent, Inc., Class A (A)	3,492	357,755
Olema Pharmaceuticals, Inc. (A)	4,862	72,492
Organogenesis Holdings, Inc. (A)	5,640	13,367
ORIC Pharmaceuticals, Inc. (A)	4,625	58,599
Oruka Therapeutics, Inc. (A)	2,690	131,945
Palvella Therapeutics, Inc. (A)	540	67,311
PDL BioPharma, Inc. (A)(D)	23,030	1,842
Perspective Therapeutics, Inc. (A)	3,896	16,246
Praxis Precision Medicines, Inc. (A)	1,794	578,009
Precigen, Inc. (A)	12,590	48,723
Prime Medicine, Inc. (A)(C)	6,920	24,082
Protagonist Therapeutics, Inc. (A)	4,044	426,238
Protalix BioTherapeutics, Inc. (A)	5,930	12,868
Protara Therapeutics, Inc. (A)	3,288	17,130
Prothena Corp. PLC (A)	3,109	30,219
PTC Therapeutics, Inc. (A)	5,465	372,330
Puma Biotechnology, Inc. (A)	2,863	18,295
Recursion Pharmaceuticals, Inc., Class A (A)(C)	31,892	97,908
Regeneron Pharmaceuticals, Inc.	4,652	3,594,321
REGENXBIO, Inc. (A)	3,325	27,864
Regulus Therapeutics, Inc. (A)(D)	9,005	10,446
Relay Therapeutics, Inc. (A)	9,821	97,719
Replimune Group, Inc. (A)	5,004	38,281
Rezolute, Inc. (A)	5,122	15,622
Rhythm Pharmaceuticals, Inc. (A)	3,681	320,137
Rigel Pharmaceuticals, Inc. (A)	1,242	33,584
Rocket Pharmaceuticals, Inc. (A)	5,963	21,348
Roivant Sciences, Ltd. (A)	49,125	1,360,763
Sage Therapeutics, Inc. (A)(D)	8,588	1,546
Sana Biotechnology, Inc. (A)	11,763	33,877
Savara, Inc. (A)	10,314	56,314
Scholar Rock Holding Corp. (A)	6,069	298,352
SELLAS Life Sciences Group, Inc. (A)(C)	11,947	50,536
Sionna Therapeutics, Inc. (A)	1,138	45,622
Soleno Therapeutics, Inc. (A)	3,507	117,414
Solid Biosciences, Inc. (A)	4,124	29,693
Spyre Therapeutics, Inc. (A)	4,796	241,910
Stoke Therapeutics, Inc. (A)	3,405	110,867
Swedish Orphan Biovitrum AB (A)	15,904	666,544
Syndax Pharmaceuticals, Inc. (A)	5,984	139,786
Tango Therapeutics, Inc. (A)	7,722	161,544
Taysha Gene Therapies, Inc. (A)	15,406	68,865
Tectonic Therapeutic, Inc. (A)(C)	757	23,399
TG Therapeutics, Inc. (A)	10,092	335,256
Tonix Pharmaceuticals Holding Corp. (A)	939	12,911
Travere Therapeutics, Inc. (A)	5,736	170,417
Twist Bioscience Corp. (A)	4,212	200,154
Tyra Biosciences, Inc. (A)	1,814	69,476
United Therapeutics Corp. (A)	4,691	2,781,669
Upstream Bio, Inc. (A)	2,221	19,989
UroGen Pharma, Ltd. (A)	2,807	50,470
Vanda Pharmaceuticals, Inc. (A)	3,918	27,073
Vaxcyte, Inc. (A)	8,640	502,070
Vera Therapeutics, Inc. (A)	4,303	173,110
Veracyte, Inc. (A)	5,455	175,706

227

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Verastem, Inc. (A)	4,503	$23,866
Vericel Corp. (A)	3,522	113,303
Vertex Pharmaceuticals, Inc. (A)	11,723	5,234,788
Verve Therapeutics, Inc. (A)(D)	10,103	6,365
Vir Biotechnology, Inc. (A)	6,534	58,545
Viridian Therapeutics, Inc. (A)	5,671	110,925
Voyager Therapeutics, Inc. (A)	2,975	11,484
Xencor, Inc. (A)	4,948	59,673
Xenon Pharmaceuticals, Inc. (A)	6,014	349,714
XOMA Royalty Corp. (A)	647	20,296
Zenas Biopharma, Inc. (A)	1,641	32,082
Zymeworks, Inc. (A)	3,482	87,189
		86,137,827
Health care equipment and supplies – 1.6%
Abbott Laboratories	80,255	8,239,781
Alcon, Inc.	40,429	3,056,037
Align Technology, Inc. (A)	3,080	528,004
Alphatec Holdings, Inc. (A)	8,179	88,988
AngioDynamics, Inc. (A)	2,754	31,313
Anteris Technologies Global Corp. (A)	5,556	30,836
Artivion, Inc. (A)	3,064	112,204
AtriCure, Inc. (A)	3,388	96,660
Avanos Medical, Inc. (A)	3,174	44,468
Axogen, Inc. (A)	3,359	111,284
Baxter International, Inc.	23,745	398,916
Becton, Dickinson and Company	13,143	2,066,474
Beta Bionics, Inc. (A)	2,730	27,355
BioMerieux	3,351	358,000
Bioventus, Inc., Class A (A)	3,371	30,777
Boston Scientific Corp. (A)	68,445	4,294,924
Butterfly Network, Inc. (A)	13,664	55,203
CapsoVision, Inc. (A)	1,721	12,546
Carlsmed, Inc. (A)	645	5,837
Ceribell, Inc. (A)	1,916	35,120
Cerus Corp. (A)	12,986	23,635
ClearPoint Neuro, Inc. (A)	2,151	19,574
Cochlear, Ltd.	5,291	622,596
Coloplast A/S, B Shares	10,205	695,153
CONMED Corp.	2,171	76,767
CVRx, Inc. (A)	1,350	12,771
Delcath Systems, Inc. (A)	1,995	18,514
Demant A/S (A)	7,783	235,852
Dentsply Sirona, Inc.	21,742	252,207
DexCom, Inc. (A)	17,765	1,115,642
Edwards Lifesciences Corp. (A)	26,783	2,144,783
Electromed, Inc. (A)	603	14,116
Embecta Corp.	4,150	36,686
Enovis Corp. (A)	4,000	91,000
Envista Holdings Corp. (A)	17,854	452,956
EssilorLuxottica SA	24,364	5,677,424
Fisher & Paykel Healthcare Corp., Ltd.	47,515	1,030,290
GE HealthCare Technologies, Inc.	21,043	1,497,841
Glaukos Corp. (A)	3,886	418,367
Globus Medical, Inc., Class A (A)	12,138	1,045,810
Haemonetics Corp. (A)	8,328	469,366
Hologic, Inc. (A)	10,280	777,065
Hoya Corp.	27,380	4,746,606
ICU Medical, Inc. (A)	1,682	217,230
IDEXX Laboratories, Inc. (A)	3,686	2,071,127
Inogen, Inc. (A)	2,116	13,077
Insulet Corp. (A)	3,248	681,560
Integer Holdings Corp. (A)	2,400	211,200
Integra LifeSciences Holdings Corp. (A)	4,723	44,491
Intuitive Surgical, Inc. (A)	16,392	7,556,548
iRadimed Corp.	589	56,697
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
iRhythm Technologies, Inc. (A)	2,217	$261,650
Kestra Medical Technologies, Ltd. (A)	1,896	37,787
Koninklijke Philips NV	62,324	1,704,701
Lantheus Holdings, Inc. (A)	11,767	892,527
LeMaitre Vascular, Inc.	1,460	159,388
LivaNova PLC (A)	9,738	618,947
Masimo Corp. (A)	4,974	884,725
Medtronic PLC	59,172	5,127,254
Merit Medical Systems, Inc. (A)	4,070	280,545
Neogen Corp. (A)	15,213	141,329
NeuroPace, Inc. (A)	1,795	23,604
Novocure, Ltd. (A)	7,096	77,346
Olympus Corp.	90,167	859,051
Omnicell, Inc. (A)	3,107	103,712
OraSure Technologies, Inc. (A)	4,944	14,832
Orthofix Medical, Inc. (A)	2,895	33,206
OrthoPediatrics Corp. (A)	1,197	18,996
Outset Medical, Inc. (A)	1,448	5,560
Paragon 28, Inc. (A)(D)	6,945	625
Penumbra, Inc. (A)	4,274	1,403,453
PROCEPT BioRobotics Corp. (A)	3,726	93,187
Pro-Dex, Inc. (A)	179	8,792
Pulse Biosciences, Inc. (A)(C)	1,253	27,052
QuidelOrtho Corp. (A)	4,733	77,763
ResMed, Inc.	6,725	1,509,628
RxSight, Inc. (A)	2,890	17,802
SANUWAVE Health, Inc. (A)	626	10,824
SI-BONE, Inc. (A)	2,719	34,341
Siemens Healthineers AG (B)	27,379	1,168,154
Sight Sciences, Inc. (A)	3,539	13,342
Smith & Nephew PLC	65,311	1,034,788
Solventum Corp. (A)	6,809	444,628
Sonova Holding AG	4,101	935,083
STAAR Surgical Company (A)	2,389	44,674
Stereotaxis, Inc. (A)	5,718	10,521
STERIS PLC	4,530	1,001,719
Straumann Holding AG	9,030	944,747
Strive, Inc., Class A (A)(C)	3,624	36,312
Stryker Corp.	15,898	5,223,924
Sysmex Corp.	40,743	355,315
Tactile Systems Technology, Inc. (A)	1,545	40,371
Tandem Diabetes Care, Inc. (A)	4,718	90,444
Terumo Corp.	107,808	1,448,373
The Cooper Companies, Inc. (A)	9,051	647,147
TransMedics Group, Inc. (A)	2,334	232,023
Treace Medical Concepts, Inc. (A)	4,503	6,034
UFP Technologies, Inc. (A)	524	101,446
Utah Medical Products, Inc.	219	13,576
Varex Imaging Corp. (A)	2,957	31,374
Zimmer Biomet Holdings, Inc.	9,152	827,524
		81,031,824
Health care providers and services – 1.1%
Accendra Health, Inc. (A)	6,215	14,170
AdaptHealth Corp. (A)	7,117	84,692
Addus HomeCare Corp. (A)	1,261	118,093
agilon health, Inc. (A)	1,009	7,981
Alignment Healthcare, Inc. (A)	13,583	239,332
AMN Healthcare Services, Inc. (A)	2,663	48,839
Ardent Health, Inc. (A)	1,476	12,635
Astrana Health, Inc. (A)	2,858	70,078
Aveanna Healthcare Holdings, Inc. (A)	3,791	24,414
BrightSpring Health Services, Inc. (A)	8,954	381,530
Brookdale Senior Living, Inc. (A)	16,137	220,754
Cardinal Health, Inc.	10,869	2,296,728
Castle Biosciences, Inc. (A)	2,002	49,149

228

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Cencora, Inc.	8,988	$2,823,490
Centene Corp. (A)	21,559	705,842
Chemed Corp.	1,543	582,853
Clover Health Investments Corp. (A)	28,547	50,243
Community Health Systems, Inc. (A)	8,939	26,281
Concentra Group Holdings Parent, Inc.	8,131	174,410
CorVel Corp. (A)	2,055	112,306
Cross Country Healthcare, Inc. (A)	2,186	20,548
CVS Health Corp.	58,723	4,217,486
DaVita, Inc. (A)	1,417	217,779
Elevance Health, Inc.	10,187	2,982,244
Encompass Health Corp.	10,962	1,060,354
Enhabit, Inc. (A)	3,449	48,596
Fresenius Medical Care AG	17,804	806,833
Fresenius SE & Company KGaA	34,176	1,773,589
Fulgent Genetics, Inc. (A)	1,435	22,817
GeneDx Holdings Corp. (A)	1,323	84,963
Guardant Health, Inc. (A)	8,627	796,876
Guardian Pharmacy Services, Inc., Class A (A)	1,581	59,540
HCA Healthcare, Inc.	7,228	3,420,579
HealthEquity, Inc. (A)	15,166	1,267,423
Henry Schein, Inc. (A)	4,550	335,335
Hims & Hers Health, Inc. (A)(C)	36,949	767,061
Humana, Inc.	5,566	965,089
Innovage Holding Corp. (A)	1,676	13,442
Labcorp Holdings, Inc.	3,833	1,022,683
LifeStance Health Group, Inc. (A)	11,684	74,427
Lumexa Imaging Holdings, Inc. (A)	1,711	14,715
McKesson Corp.	5,655	4,893,611
Nano-X Imaging, Ltd. (A)(C)	5,436	12,340
National HealthCare Corp.	891	142,293
National Research Corp.	741	12,582
NeoGenomics, Inc. (A)	8,994	66,735
NMC Health PLC (A)(D)	19,536	0
Nutex Health, Inc. (A)(C)	358	34,024
Omada Health, Inc. (A)	2,342	29,439
OPKO Health, Inc. (A)	29,681	33,836
Option Care Health, Inc. (A)	28,382	764,043
PACS Group, Inc. (A)	3,068	98,544
Pediatrix Medical Group, Inc. (A)	5,940	127,057
Privia Health Group, Inc. (A)	8,120	167,028
Progyny, Inc. (A)	5,224	88,704
Quest Diagnostics, Inc.	5,087	996,950
RadNet, Inc. (A)	4,749	265,422
Select Medical Holdings Corp.	7,505	122,256
Sigma Healthcare, Ltd.	420,292	776,682
Sonic Healthcare, Ltd.	37,985	539,721
Sonida Senior Living, Inc. (A)	468	15,093
Strata Critical Medical, Inc. (A)	4,630	19,353
Surgery Partners, Inc. (A)	5,408	64,463
Talkspace, Inc. (A)	9,972	51,605
Tenet Healthcare Corp. (A)	9,575	1,806,898
The Cigna Group	12,165	3,245,014
The Ensign Group, Inc.	10,182	2,051,673
The Joint Corp. (A)	779	6,894
The Oncology Institute, Inc. (A)	5,582	17,137
The Pennant Group, Inc. (A)	2,369	72,207
UnitedHealth Group, Inc.	41,809	11,313,097
Universal Health Services, Inc., Class B	2,555	457,268
US Physical Therapy, Inc.	1,049	78,633
Viemed Healthcare, Inc. (A)	2,449	22,555
		56,409,356
Health care technology – 0.0%
Claritev Corp. (A)(C)	627	10,245
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Doximity, Inc., Class A (A)	14,579	$339,691
Evolent Health, Inc., Class A (A)	7,772	17,720
Health Catalyst, Inc. (A)	6,317	8,023
HealthStream, Inc.	1,733	35,890
HeartFlow, Inc. (A)	1,403	34,135
LifeMD, Inc. (A)	3,257	11,758
M3, Inc.	35,713	366,571
OptimizeRx Corp. (A)	1,349	8,472
Phreesia, Inc. (A)	4,064	34,056
Pro Medicus, Ltd.	4,649	383,156
Schrodinger, Inc. (A)	3,952	44,895
Simulations Plus, Inc. (A)	1,025	12,116
Teladoc Health, Inc. (A)	12,426	67,722
TruBridge, Inc. (A)	880	12,883
Waystar Holding Corp. (A)	7,683	185,237
		1,572,570
Life sciences tools and services – 0.6%
10X Genomics, Inc., Class A (A)	7,816	165,934
Adaptive Biotechnologies Corp. (A)	10,395	144,283
Agilent Technologies, Inc.	13,057	1,488,237
Avantor, Inc. (A)	74,311	582,598
Azenta, Inc. (A)	2,855	60,326
BioLife Solutions, Inc. (A)	2,932	55,943
Bio-Rad Laboratories, Inc., Class A (A)	1,981	552,204
Bio-Techne Corp.	7,222	377,422
Bruker Corp.	12,085	436,510
Charles River Laboratories International, Inc. (A)	2,269	391,403
Codexis, Inc. (A)	7,769	12,663
CryoPort, Inc. (A)	3,455	28,607
Cytek Biosciences, Inc. (A)	8,288	36,219
Danaher Corp.	29,038	5,505,605
Eurofins Scientific SE	9,580	699,043
Fortrea Holdings, Inc. (A)	6,494	61,173
Ginkgo Bioworks Holdings, Inc. (A)	2,784	17,066
Illumina, Inc. (A)	16,659	2,053,388
IQVIA Holdings, Inc. (A)	7,829	1,335,158
Lifecore Biomedical, Inc. (A)	2,456	9,136
Lonza Group AG	5,682	3,645,107
Maravai LifeSciences Holdings, Inc., Class A (A)	7,599	21,505
MaxCyte, Inc. (A)	9,493	6,669
Medpace Holdings, Inc. (A)	2,443	1,173,104
Mesa Laboratories, Inc.	368	32,539
Mettler-Toledo International, Inc. (A)	938	1,183,006
OmniAb, Inc. (A)	8,523	13,381
OmniAb, Inc., $12.50 Earnout Shares (A)	967	826
OmniAb, Inc., $15.00 Earnout Shares (A)	967	750
Pacific Biosciences of California, Inc. (A)	19,302	25,479
Personalis, Inc. (A)	3,506	22,333
Qiagen NV	16,731	677,768
Quanterix Corp. (A)	2,609	9,184
Quantum-Si, Inc. (A)	12,843	9,940
Repligen Corp. (A)	5,765	679,232
Revvity, Inc.	5,235	458,638
Sartorius Stedim Biotech	2,362	460,028
Sotera Health Company (A)	25,381	363,964
Standard BioTools, Inc. (A)	20,438	18,789
Thermo Fisher Scientific, Inc.	17,341	8,523,622
Waters Corp. (A)	4,527	1,348,141

229

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
West Pharmaceutical Services, Inc.	3,321	$832,375
		33,519,298
Pharmaceuticals – 4.5%
Aclaris Therapeutics, Inc. (A)	6,311	23,666
Alumis, Inc. (A)	4,768	105,039
Amneal Pharmaceuticals, Inc. (A)	10,616	131,957
Amphastar Pharmaceuticals, Inc. (A)	2,523	49,426
Amylyx Pharmaceuticals, Inc. (A)	6,377	88,640
ANI Pharmaceuticals, Inc. (A)	1,315	101,124
Aquestive Therapeutics, Inc. (A)	7,147	29,660
Arvinas, Inc. (A)	3,892	41,255
Astellas Pharma, Inc.	146,413	2,386,797
AstraZeneca PLC	125,478	24,535,961
Atea Pharmaceuticals, Inc. (A)	5,006	26,932
Axsome Therapeutics, Inc. (A)	2,879	486,609
Bayer AG	79,484	3,678,377
BioAge Labs, Inc. (A)	2,113	36,956
Bristol-Myers Squibb Company	93,989	5,700,433
Chugai Pharmaceutical Company, Ltd.	54,339	2,996,711
Collegium Pharmaceutical, Inc. (A)	2,186	72,291
CorMedix, Inc. (A)(C)	5,167	35,084
Crinetics Pharmaceuticals, Inc. (A)	6,818	247,630
Daiichi Sankyo Company, Ltd.	145,603	2,604,934
Definium Therapeutics, Inc. (A)	6,856	129,578
Edgewise Therapeutics, Inc. (A)	4,703	148,145
Eisai Company, Ltd.	21,236	664,831
Elanco Animal Health, Inc. (A)	54,134	1,295,427
Eli Lilly & Company	36,573	33,638,748
Enliven Therapeutics, Inc. (A)	2,748	107,722
Esperion Therapeutics, Inc. (A)	16,761	45,925
Eton Pharmaceuticals, Inc. (A)	1,800	44,424
Evolus, Inc. (A)	4,353	17,891
EyePoint, Inc. (A)	5,412	69,761
Financiere de Tubize SA	1,620	401,867
Fulcrum Therapeutics, Inc. (A)	4,163	31,930
Galderma Group AG	14,917	2,931,693
GSK PLC	329,729	9,082,543
Haleon PLC	720,603	3,566,260
Harmony Biosciences Holdings, Inc. (A)	3,049	85,402
Harrow, Inc. (A)	2,199	77,537
Indivior Pharmaceuticals, Inc. (A)	8,428	256,885
Innoviva, Inc. (A)	5,201	121,183
Ipsen SA	3,051	570,182
Jazz Pharmaceuticals PLC (A)	6,620	1,251,511
Johnson & Johnson	111,226	27,188,083
Kyowa Kirin Company, Ltd.	19,136	313,181
LB Pharmaceuticals, Inc. (A)(C)	1,365	33,661
LENZ Therapeutics, Inc. (A)(C)	1,300	11,895
Ligand Pharmaceuticals, Inc. (A)	1,348	269,128
Liquidia Corp. (A)	4,556	171,943
Maze Therapeutics, Inc. (A)	1,848	55,163
MBX Biosciences, Inc. (A)	1,985	59,252
MediWound, Ltd. (A)	844	13,597
Merck & Company, Inc.	114,554	13,779,701
Merck KGaA	10,457	1,328,601
Novartis AG	153,818	23,610,189
Novo Nordisk A/S, Class B	260,569	9,535,383
Nuvation Bio, Inc. (A)	16,807	72,102
Ocular Therapeutix, Inc. (A)	13,109	111,033
Omeros Corp. (A)(C)	4,786	50,540
Orion OYJ, Class B	8,848	715,153
Otsuka Holdings Company, Ltd.	35,145	2,494,270
Pacira BioSciences, Inc. (A)	2,840	64,184
Pfizer, Inc.	262,426	7,368,922
Phathom Pharmaceuticals, Inc. (A)	3,243	36,030
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	1,428	$78,983
Poseida Therapeutics, Inc. (A)(D)	9,992	4,996
Prestige Consumer Healthcare, Inc. (A)	3,342	198,080
Rapport Therapeutics, Inc. (A)	2,063	64,551
Recordati Industria Chimica e Farmaceutica SpA	9,305	532,791
Roche Holding AG	56,841	22,684,723
Roche Holding AG, Bearer Shares	2,590	1,073,198
Sandoz Group AG	33,818	2,649,670
Sanofi SA	88,799	8,575,299
Septerna, Inc. (A)	1,499	36,021
Shionogi & Company, Ltd.	61,180	1,353,359
SIGA Technologies, Inc.	2,560	13,696
Supernus Pharmaceuticals, Inc. (A)	3,836	198,283
Takeda Pharmaceutical Company, Ltd.	128,721	4,740,520
Tarsus Pharmaceuticals, Inc. (A)	2,753	193,123
Terns Pharmaceuticals, Inc. (A)	6,659	351,062
Teva Pharmaceutical Industries, Ltd., ADR (A)	92,787	2,794,744
Theravance Biopharma, Inc. (A)	2,697	43,772
Third Harmonic Bio, Inc. (A)(D)	4,081	0
Trevi Therapeutics, Inc. (A)	6,676	79,645
UCB SA	10,229	3,081,965
Viatris, Inc.	53,145	717,989
WaVe Life Sciences, Ltd. (A)	9,740	70,615
Xeris Biopharma Holdings, Inc. (A)	11,105	64,409
Zevra Therapeutics, Inc. (A)	3,903	36,376
Zoetis, Inc.	19,485	2,303,322
		237,142,130
		495,813,005
Industrials – 13.0%
Aerospace and defense – 2.6%
AAR Corp. (A)	2,716	297,293
AeroVironment, Inc. (A)	6,094	1,115,507
AerSale Corp. (A)	2,654	16,508
Airbus SE	48,076	9,089,867
AIRO Group Holdings, Inc. (A)	1,677	12,754
Archer Aviation, Inc., Class A (A)	42,283	218,603
Astronics Corp. (A)	2,164	144,404
ATI, Inc. (A)	14,803	2,153,244
Axon Enterprise, Inc. (A)	3,642	1,546,721
BAE Systems PLC	242,780	7,117,946
Beta Technologies, Inc., Class A (A)	2,345	34,472
BWX Technologies, Inc.	9,961	2,036,925
Byrna Technologies, Inc. (A)	1,491	13,687
Cadre Holdings, Inc.	1,991	61,084
Carpenter Technology Corp.	5,427	2,139,052
CSG NV (A)	16,181	436,524
Curtiss-Wright Corp.	4,017	2,736,059
Dassault Aviation SA	1,586	590,313
Ducommun, Inc. (A)	956	116,632
Elbit Systems, Ltd.	2,255	1,901,216
Eve Holding, Inc. (A)	6,365	15,785
Firefly Aerospace, Inc. (A)(C)	1,631	46,435
General Dynamics Corp.	11,715	4,020,822
General Electric Company	48,407	13,736,454
Hensoldt AG	5,140	456,177
Hexcel Corp.	8,266	668,967
Howmet Aerospace, Inc.	18,506	4,264,893
Huntington Ingalls Industries, Inc.	1,811	687,999
Intuitive Machines, Inc. (A)	7,721	143,302
Kongsberg Gruppen ASA	35,583	1,518,656
Kratos Defense & Security Solutions, Inc. (A)	32,682	2,304,408
L3Harris Technologies, Inc.	8,620	2,975,193

230

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Leonardo SpA	32,743	$2,227,161
Lockheed Martin Corp.	9,345	5,648,025
Melrose Industries PLC	101,680	689,004
Mercury Systems, Inc. (A)	3,777	275,381
Moog, Inc., Class A	5,050	1,477,832
MTU Aero Engines AG	4,355	1,588,786
National Presto Industries, Inc.	362	49,616
Northrop Grumman Corp.	6,157	4,200,552
Park Aerospace Corp.	1,284	35,156
Red Cat Holdings, Inc. (A)(C)	7,197	94,209
Redwire Corp. (A)	7,382	62,747
Rheinmetall AG	3,722	6,278,218
Rolls-Royce Holdings PLC	679,465	10,322,722
RTX Corp.	61,950	11,950,155
Saab AB, B Shares	25,915	1,696,130
Safran SA	28,770	9,414,389
Satellogic, Inc., Class A (A)	5,787	31,481
Singapore Technologies Engineering, Ltd.	126,316	1,072,073
StandardAero, Inc. (A)	20,663	533,725
Textron, Inc.	8,043	704,245
Thales SA	7,498	2,198,752
The Boeing Company (A)	36,247	7,214,240
TransDigm Group, Inc.	2,606	3,020,250
V2X, Inc. (A)	1,837	125,835
Voyager Technologies, Inc., Class A (A)	3,342	78,169
VSE Corp.	1,867	344,275
Woodward, Inc.	6,495	2,324,690
York Space Systems, Inc. (A)(C)	1,234	27,358
		136,303,078
Air freight and logistics – 0.3%
C.H. Robinson Worldwide, Inc.	5,475	909,233
DHL Group	74,434	3,923,186
DSV A/S	16,535	3,993,336
Expeditors International of Washington, Inc.	6,184	885,734
FedEx Corp.	9,983	3,555,745
Forward Air Corp. (A)	1,486	24,831
GXO Logistics, Inc. (A)	12,476	646,881
Hub Group, Inc., Class A	4,219	152,053
InPost SA (A)	20,227	358,098
Radiant Logistics, Inc. (A)	2,632	18,556
United Parcel Service, Inc., Class B	34,101	3,354,856
		17,822,509
Building products – 0.7%
A.O. Smith Corp.	5,121	337,679
AAON, Inc.	7,373	610,116
Advanced Drainage Systems, Inc.	7,808	1,070,711
AGC, Inc.	15,829	560,782
Allegion PLC	3,977	577,818
American Woodmark Corp. (A)	1,006	40,069
Apogee Enterprises, Inc.	1,472	49,371
Assa Abloy AB, B Shares	81,094	2,931,375
AZZ, Inc.	2,060	257,768
Belimo Holding AG	796	646,470
Builders FirstSource, Inc. (A)	5,107	420,459
Carlisle Companies, Inc.	4,444	1,482,607
Carrier Global Corp.	36,270	2,042,364
Cie de Saint-Gobain SA	36,031	2,983,165
CSW Industrials, Inc.	1,112	289,765
Daikin Industries, Ltd.	21,343	2,560,026
Fortune Brands Innovations, Inc.	13,089	510,078
Geberit AG	2,744	1,852,282
Gibraltar Industries, Inc. (A)	2,086	83,169
Griffon Corp.	2,667	193,838
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Insteel Industries, Inc.	1,302	$43,760
Janus International Group, Inc. (A)	9,454	48,688
JELD-WEN Holding, Inc. (A)	7,338	9,099
Johnson Controls International PLC	28,252	3,699,599
Kingspan Group PLC	12,384	1,058,954
Lennox International, Inc.	1,474	684,128
Masco Corp.	9,409	568,021
Masterbrand, Inc. (A)	8,900	73,959
Modine Manufacturing Company (A)	3,642	789,258
Nibe Industrier AB, B Shares	122,616	512,343
Owens Corning	8,955	969,110
Quanex Building Products Corp.	3,214	57,756
Resideo Technologies, Inc. (A)	8,976	302,581
ROCKWOOL A/S, B Shares	7,834	217,587
Simpson Manufacturing Company, Inc.	4,517	775,208
Tecnoglass, Inc.	1,900	84,645
Trane Technologies PLC	10,217	4,257,833
Trex Company, Inc. (A)	11,686	425,604
UFP Industries, Inc.	10,381	956,298
Zurn Elkay Water Solutions Corp.	10,436	467,950
		35,502,293
Commercial services and supplies – 0.5%
ABM Industries, Inc.	4,171	160,667
ACCO Brands Corp.	5,959	17,877
ACV Auctions, Inc., Class A (A)	11,816	50,100
Brambles, Ltd.	109,872	1,724,361
BrightView Holdings, Inc. (A)	5,088	59,988
Casella Waste Systems, Inc., Class A (A)	4,378	347,351
Cimpress PLC (A)	1,192	87,016
Cintas Corp.	15,689	2,653,637
Clean Harbors, Inc. (A)	5,472	1,568,987
Copart, Inc. (A)	41,107	1,364,752
CoreCivic, Inc. (A)	7,191	135,982
Dai Nippon Printing Company, Ltd.	31,822	579,796
Deluxe Corp.	3,081	84,851
Ennis, Inc.	1,737	37,207
Enviri Corp. (A)	5,296	103,908
Healthcare Services Group, Inc. (A)	4,902	90,932
HNI Corp.	4,901	163,644
Interface, Inc.	4,070	101,424
Liquidity Services, Inc. (A)	1,640	50,135
MillerKnoll, Inc.	4,807	69,509
Montrose Environmental Group, Inc. (A)	2,307	50,500
MSA Safety, Inc.	3,971	651,045
OPENLANE, Inc. (A)	7,338	213,903
Perma-Fix Environmental Services, Inc. (A)	1,440	15,394
Pitney Bowes, Inc.	11,193	123,683
Quad/Graphics, Inc.	1,832	12,110
RB Global, Inc.	20,231	1,939,141
Rentokil Initial PLC	204,372	1,268,317
Republic Services, Inc.	9,289	2,034,477
Rollins, Inc.	13,542	723,278
Secom Company, Ltd.	32,088	1,222,257
Securitas AB, B Shares	39,790	666,400
Tetra Tech, Inc.	28,415	855,860
The Brink's Company	7,424	769,349
The GEO Group, Inc. (A)	9,273	155,879
TOPPAN Holdings, Inc.	19,074	503,071
UniFirst Corp.	1,017	255,867
Veralto Corp.	11,468	1,014,001
Verisure PLC (A)	20,914	217,098
Vestis Corp. (A)	6,399	50,296

231

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Waste Management, Inc.	17,127	$3,935,613
		26,129,663
Construction and engineering – 0.8%
ACS Actividades de Construccion y Servicios SA	14,357	1,750,913
AECOM	14,086	1,194,775
Ameresco, Inc., Class A (A)	2,242	57,171
API Group Corp. (A)	41,805	1,693,939
Arcosa, Inc.	3,393	360,133
Argan, Inc.	934	508,703
Bouygues SA	15,587	903,371
Bowman Consulting Group, Ltd. (A)	1,010	28,724
Cardinal Infrastructure Group, Inc., Class A (A)	898	35,610
Centuri Holdings, Inc. (A)	6,145	179,495
Comfort Systems USA, Inc.	1,624	2,239,480
Construction Partners, Inc., Class A (A)	3,322	369,141
Dycom Industries, Inc. (A)	5,293	1,793,374
Eiffage SA	5,550	851,190
EMCOR Group, Inc.	2,067	1,526,087
Ferrovial SE	41,556	2,703,486
Fluor Corp. (A)	28,755	1,341,421
Granite Construction, Inc.	3,034	363,716
Great Lakes Dredge & Dock Corp. (A)	4,696	79,832
HOCHTIEF AG	1,258	572,228
IES Holdings, Inc. (A)	629	299,700
Kajima Corp.	34,218	1,305,370
Legence Corp., Class A (A)	2,616	147,699
Limbach Holdings, Inc. (A)	745	58,147
MasTec, Inc. (A)	6,683	2,150,188
Matrix Service Company (A)	1,965	22,558
MYR Group, Inc. (A)	1,073	302,929
NWPX Infrastructure, Inc. (A)	666	51,855
Obayashi Corp.	51,478	1,246,821
Orion Group Holdings, Inc. (A)	2,670	29,103
Primoris Services Corp.	3,762	538,116
Quanta Services, Inc.	6,883	3,778,905
Shimizu Corp.	40,589	728,212
Skanska AB, B Shares (C)	27,534	744,770
Sterling Infrastructure, Inc. (A)	5,421	2,207,811
Taisei Corp.	11,856	1,228,301
Tutor Perini Corp.	3,098	239,135
Valmont Industries, Inc.	2,146	857,477
Vinci SA	40,012	6,005,769
		40,495,655
Electrical equipment – 1.8%
ABB, Ltd.	126,806	10,310,333
Acuity, Inc.	3,319	930,050
Allient, Inc.	1,005	59,385
American Superconductor Corp. (A)	3,206	108,523
AMETEK, Inc.	10,625	2,277,575
Amprius Technologies, Inc. (A)	8,000	134,880
Array Technologies, Inc. (A)	10,551	76,284
Atkore, Inc.	2,342	137,967
Bloom Energy Corp., Class A (A)	15,195	2,058,771
Eaton Corp. PLC	17,926	6,411,592
Emerson Electric Company	25,938	3,398,397
EnerSys	6,566	1,140,646
Enovix Corp. (A)(C)	13,442	69,630
Eos Energy Enterprises, Inc. (A)	21,466	106,471
Fluence Energy, Inc. (A)	4,967	68,346
Fuji Electric Company, Ltd.	11,475	803,847
Fujikura, Ltd.	122,082	3,357,502
GE Vernova, Inc.	12,440	10,858,876
Generac Holdings, Inc. (A)	2,707	528,758
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Hubbell, Inc.	2,455	$1,204,767
Hyliion Holdings Corp. (A)	8,165	14,370
KULR Technology Group, Inc. (A)(C)	3,229	7,653
Legrand SA	21,217	3,296,159
LSI Industries, Inc.	1,992	37,051
Mitsubishi Electric Corp.	153,874	5,032,769
NANO Nuclear Energy, Inc. (A)(C)	2,785	57,037
Net Power, Inc. (A)	2,957	4,613
Nextpower, Inc., Class A (A)	26,318	3,172,635
Nidec Corp. (A)	67,539	857,625
NuScale Power Corp. (A)	11,067	119,966
nVent Electric PLC	17,580	2,079,362
Plug Power, Inc. (A)	92,032	207,992
Powell Industries, Inc.	664	359,277
Power Solutions International, Inc. (A)	596	36,284
Preformed Line Products Company	179	48,464
Prysmian SpA	22,782	2,690,351
Regal Rexnord Corp.	7,234	1,354,639
Rockwell Automation, Inc.	5,186	1,861,152
Schneider Electric SE	44,358	12,082,304
Sensata Technologies Holding PLC	15,872	559,012
Shoals Technologies Group, Inc., Class A (A)	11,693	76,940
Siemens Energy AG	62,702	10,812,926
SKYX Platforms Corp. (A)	6,041	6,766
SunPower, Inc. (A)(C)	5,199	6,603
Sunrun, Inc. (A)	15,778	213,950
T1 Energy, Inc. (A)	14,140	62,075
Thermon Group Holdings, Inc. (A)	2,264	114,106
Vertiv Holdings Company, Class A	17,656	4,424,240
Vestas Wind Systems A/S	81,704	2,465,084
Vicor Corp. (A)	4,074	655,914
		96,759,919
Ground transportation – 0.7%
ArcBest Corp.	1,561	153,540
Avis Budget Group, Inc. (A)(C)	1,841	268,510
Ayvens SA (B)	28,539	336,478
Central Japan Railway Company	62,500	1,625,074
Covenant Logistics Group, Inc.	1,126	30,571
CSX Corp.	85,830	3,523,322
East Japan Railway Company (C)	78,015	1,784,316
FTAI Infrastructure, Inc.	7,718	38,127
Grab Holdings, Ltd., Class A (A)	192,473	704,451
Hankyu Hanshin Holdings, Inc.	19,330	558,928
Heartland Express, Inc.	3,185	33,124
Hertz Global Holdings, Inc. (A)(C)	8,340	38,447
JB Hunt Transport Services, Inc.	3,452	731,479
Knight-Swift Transportation Holdings, Inc.	17,687	1,018,417
Landstar System, Inc.	3,711	594,910
Marten Transport, Ltd.	4,162	54,647
MTR Corp., Ltd.	125,918	516,008
Norfolk Southern Corp.	10,366	2,975,042
Old Dominion Freight Line, Inc.	8,493	1,659,532
Proficient Auto Logistics, Inc. (A)	2,059	13,960
RXO, Inc. (A)	11,328	165,615
Ryder System, Inc.	4,296	879,434
Saia, Inc. (A)	2,903	1,019,766
Seibu Holdings, Inc.	17,011	475,266
Tokyu Corp.	40,445	477,415
Uber Technologies, Inc. (A)	94,990	6,832,631
Union Pacific Corp.	27,387	6,644,634
Universal Logistics Holdings, Inc.	431	9,111
Werner Enterprises, Inc.	4,032	118,581
West Japan Railway Company	33,171	656,803

232

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
XPO, Inc. (A)	12,763	$2,483,042
		36,421,181
Industrial conglomerates – 0.8%
3M Company	24,309	3,530,396
Brookfield Business Corp., Class A (C)	1,647	52,111
CK Hutchison Holdings, Ltd.	216,905	1,664,967
Hikari Tsushin, Inc.	1,424	362,281
Hitachi, Ltd.	370,678	10,874,020
Honeywell International, Inc.	29,304	6,623,583
Investment AB Latour, B Shares	11,979	258,235
Jardine Matheson Holdings, Ltd.	13,157	945,767
Keppel, Ltd.	117,838	1,085,550
Lifco AB, B Shares	18,860	570,560
Sekisui Chemical Company, Ltd.	29,604	497,012
Siemens AG	61,489	14,980,818
Smiths Group PLC	25,679	783,626
Swire Pacific, Ltd., Class A	28,360	309,967
		42,538,893
Machinery – 2.5%
3D Systems Corp. (A)	9,954	18,714
Aebi Schmidt Holding AG	2,701	26,227
AGCO Corp.	6,547	758,601
AirJoule Technologies Corp. (A)	2,094	5,256
Alamo Group, Inc.	719	118,613
Albany International Corp., Class A	1,998	104,316
Alfa Laval AB	23,409	1,280,470
Alliance Laundry Holdings, Inc. (A)	3,142	65,165
Alstom SA (A)	28,035	801,751
Astec Industries, Inc.	1,597	85,982
Atlas Copco AB, A Shares	217,318	3,834,972
Atlas Copco AB, B Shares	126,290	1,974,198
Atmus Filtration Technologies, Inc.	5,701	323,646
Blue Bird Corp. (A)	2,200	124,938
Caterpillar, Inc.	21,475	15,214,179
CECO Environmental Corp. (A)	2,055	122,437
Chart Industries, Inc. (A)	8,035	1,661,236
CNH Industrial NV	96,416	1,060,576
Columbus McKinnon Corp.	1,996	29,002
Crane Company	5,334	912,114
Cummins, Inc.	6,377	3,430,954
Daifuku Company, Ltd.	26,121	922,308
Daimler Truck Holding AG	37,166	1,830,270
Deere & Company	11,635	6,553,996
Donaldson Company, Inc.	12,566	1,066,476
Douglas Dynamics, Inc.	1,566	65,913
Dover Corp.	6,228	1,298,227
Ebara Corp.	37,395	1,058,582
Energy Recovery, Inc. (A)	3,631	36,564
Enerpac Tool Group Corp.	3,721	135,705
Enpro, Inc.	1,469	368,205
Epiroc AB, A Shares	53,315	1,312,446
Epiroc AB, B Shares	31,556	675,979
Esab Corp.	6,218	601,032
ESCO Technologies, Inc.	1,803	507,310
FANUC Corp.	75,507	2,631,942
Federal Signal Corp.	4,176	451,593
Flowserve Corp.	13,840	1,017,378
Fortive Corp.	14,463	799,515
Franklin Electric Company, Inc.	2,701	248,951
GEA Group AG	11,854	850,141
Gencor Industries, Inc. (A)	988	14,820
Graco, Inc.	18,064	1,529,118
Graham Corp. (A)	728	57,454
Helios Technologies, Inc.	2,305	149,157
Hillman Solutions Corp. (A)	13,917	115,789
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Hyster-Yale, Inc.	862	$28,024
IDEX Corp.	3,455	654,895
IHI Corp.	83,222	1,717,119
Illinois Tool Works, Inc.	12,099	3,149,249
Indutrade AB	22,106	506,865
Ingersoll Rand, Inc.	16,431	1,316,452
ITT, Inc.	9,370	1,785,266
JBT Marel Corp.	3,629	464,040
Kadant, Inc.	818	239,142
Kawasaki Heavy Industries, Ltd.	61,135	1,149,775
Kennametal, Inc.	5,272	190,477
Knorr-Bremse AG	5,869	670,544
Komatsu, Ltd.	76,938	3,063,715
Kone OYJ, B Shares	27,500	1,755,620
Kubota Corp.	78,309	1,254,916
LB Foster Company, Class A (A)	712	19,865
Lincoln Electric Holdings, Inc.	5,995	1,493,235
Lindsay Corp.	730	86,921
Luxfer Holdings PLC	1,983	24,153
Makita Corp.	18,123	595,637
Mayville Engineering Company, Inc. (A)	877	15,742
Metso OYJ	53,655	929,857
Microvast Holdings, Inc. (A)	13,410	20,115
Miller Industries, Inc.	797	36,303
MINEBEA MITSUMI, Inc.	29,368	487,658
Mitsubishi Heavy Industries, Ltd.	259,302	7,124,751
Mueller Industries, Inc.	12,095	1,340,126
Mueller Water Products, Inc., Class A	10,825	297,579
Nordson Corp.	2,444	650,251
Omega Flex, Inc.	337	10,460
Oshkosh Corp.	6,892	1,014,571
Otis Worldwide Corp.	17,941	1,382,892
PACCAR, Inc.	24,245	2,800,298
Palladyne AI Corp. (A)(C)	1,787	10,847
Parker-Hannifin Corp.	5,826	5,215,668
Park-Ohio Holdings Corp.	702	16,876
Pentair PLC	7,559	658,464
Proto Labs, Inc. (A)	1,657	94,482
Rational AG	414	303,731
RBC Bearings, Inc. (A)	3,445	1,871,048
Richtech Robotics, Inc., Class B (A)(C)	11,770	24,599
Sandvik AB	86,266	3,316,223
Schindler Holding AG	1,900	598,409
Schindler Holding AG, Participation Certificates	3,293	1,084,690
SKF AB, B Shares	27,599	665,300
SMC Corp. (C)	4,651	1,829,229
Snap-on, Inc.	2,397	870,638
Spirax Group PLC	5,955	534,246
SPX Technologies, Inc. (A)	8,781	1,755,673
Standex International Corp.	835	212,808
Stanley Black & Decker, Inc.	7,149	508,008
Techtronic Industries Company, Ltd.	118,394	1,572,299
Tennant Company	1,281	85,058
Terex Corp.	20,161	1,191,515
The Gorman-Rupp Company	1,491	92,636
The Greenbrier Companies, Inc.	2,100	110,565
The Manitowoc Company, Inc. (A)	2,464	28,706
The Middleby Corp. (A)	5,049	669,396
The Timken Company	6,906	694,536
The Toro Company	10,621	992,426
Titan International, Inc. (A)	3,425	23,667
Toyota Industries Corp. (A)(C)	2,768	357,957
Trelleborg AB, B Shares	16,409	613,689
Trinity Industries, Inc.	5,590	179,886

233

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
VAT Group AG (B)	2,184	$1,362,469
Volvo AB, B Shares	128,576	4,227,489
Wabash National Corp.	2,755	23,748
Wabtec Corp.	7,872	1,967,292
Wartsila OYJ ABP	40,693	1,515,732
Watts Water Technologies, Inc., Class A	4,889	1,419,228
Worthington Enterprises, Inc.	2,216	115,542
Xylem, Inc.	11,244	1,343,658
Yangzijiang Shipbuilding Holdings, Ltd.	208,990	620,781
		131,307,945
Marine transportation – 0.1%
A.P. Moller - Maersk A/S, Series A	237	580,301
A.P. Moller - Maersk A/S, Series B	319	796,824
Costamare, Inc.	3,135	52,982
Genco Shipping & Trading, Ltd.	2,225	50,174
Himalaya Shipping, Ltd. (A)	1,959	26,055
Kawasaki Kisen Kaisha, Ltd. (C)	28,441	480,386
Kirby Corp. (A)	5,905	784,656
Kuehne + Nagel International AG	3,908	894,952
Matson, Inc.	2,146	351,815
Mitsui OSK Lines, Ltd. (C)	27,891	1,159,171
Nippon Yusen KK (C)	33,365	1,225,655
Pangaea Logistics Solutions, Ltd.	1,882	13,325
Safe Bulkers, Inc.	3,602	22,801
SITC International Holdings Company, Ltd.	109,224	478,240
		6,917,337
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	12,490	459,382
Allegiant Travel Company (A)	1,000	81,040
American Airlines Group, Inc. (A)	71,940	772,636
ANA Holdings, Inc.	12,929	231,549
Delta Air Lines, Inc.	29,983	1,993,270
Deutsche Lufthansa AG	48,513	413,126
Frontier Group Holdings, Inc. (A)(C)	4,568	16,125
International Consolidated Airlines Group SA	95,616	453,823
Japan Airlines Company, Ltd.	11,667	190,480
JetBlue Airways Corp. (A)	20,603	91,065
Joby Aviation, Inc. (A)	40,708	336,248
Qantas Airways, Ltd.	59,990	352,396
Ryanair Holdings PLC	67,933	1,912,440
Singapore Airlines, Ltd.	127,685	658,432
SkyWest, Inc. (A)	2,813	258,318
Southwest Airlines Company	22,676	851,937
Sun Country Airlines Holdings, Inc. (A)	3,538	58,448
United Airlines Holdings, Inc. (A)	14,930	1,374,605
		10,505,320
Professional services – 0.8%
Alight, Inc., Class A	35,601	20,745
Asure Software, Inc. (A)	1,694	14,568
Automatic Data Processing, Inc.	18,583	3,775,694
Barrett Business Services, Inc.	1,789	52,203
BlackSky Technology, Inc. (A)	2,215	55,729
Booz Allen Hamilton Holding Corp.	13,139	1,025,236
Broadridge Financial Solutions, Inc.	5,388	875,442
Bureau Veritas SA	27,539	824,281
CACI International, Inc., Class A (A)	2,406	1,308,551
CBIZ, Inc. (A)	3,466	93,062
Computershare, Ltd.	42,115	830,612
Concentrix Corp.	4,765	130,370
Conduent, Inc. (A)	9,625	12,320
CRA International, Inc.	447	72,360
CSG Systems International, Inc.	1,921	153,565
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Equifax, Inc.	5,558	$1,000,829
ExlService Holdings, Inc. (A)	17,122	521,365
Experian PLC	74,236	2,568,157
Exponent, Inc.	8,918	581,900
Falcon's Beyond Global, Inc., Class A (A)(C)	1,205	16,991
First Advantage Corp. (A)	5,644	66,373
Franklin Covey Company (A)	914	14,432
FTI Consulting, Inc. (A)	3,297	582,811
Genpact, Ltd.	17,260	642,935
Huron Consulting Group, Inc. (A)	1,188	151,458
IBEX Holdings, Ltd. (A)	670	17,969
ICF International, Inc.	1,289	84,159
Innodata, Inc. (A)	2,139	82,608
Insperity, Inc.	2,519	68,114
Intertek Group PLC	12,454	605,999
Jacobs Solutions, Inc.	5,422	690,112
KBR, Inc.	13,836	509,995
Kelly Services, Inc., Class A	2,115	18,718
Kforce, Inc.	1,305	38,158
Korn Ferry	3,645	229,453
Legalzoom.com, Inc. (A)	8,729	49,493
Leidos Holdings, Inc.	5,901	917,724
Maximus, Inc.	9,732	623,821
Mistras Group, Inc. (A)	733	10,834
Parsons Corp. (A)	5,765	312,290
Paychex, Inc.	14,911	1,373,601
Paylocity Holding Corp. (A)	4,755	513,730
Planet Labs PBC (A)	18,830	526,299
Public Policy Holding Company, Inc. (A)	405	5,297
Randstad NV (C)	8,542	222,945
Recruit Holdings Company, Ltd.	113,877	4,961,614
RELX PLC (London Stock Exchange)	147,323	4,826,648
Resolute Holdings Management, Inc. (A)	296	48,041
Resources Connection, Inc.	3,052	11,384
Science Applications International Corp.	4,917	466,722
SGS SA	13,395	1,411,686
Spire Global, Inc. (A)	1,929	24,267
TIC Solutions, Inc. (A)	14,184	93,331
TransUnion	20,962	1,450,361
TriNet Group, Inc.	2,099	76,467
TrueBlue, Inc. (A)	2,673	10,451
UL Solutions, Inc., Class A	8,417	721,421
Upwork, Inc. (A)	8,558	93,796
Verisk Analytics, Inc.	6,433	1,220,662
Verra Mobility Corp. (A)	11,164	159,534
Willdan Group, Inc. (A)	977	74,799
Wolters Kluwer NV	18,813	1,405,109
		39,349,601
Trading companies and distributors – 1.1%
AddTech AB, B Shares	21,030	721,643
AerCap Holdings NV	13,547	1,858,377
Alta Equipment Group, Inc.	1,729	9,285
Applied Industrial Technologies, Inc.	4,064	1,078,260
Beijer Ref AB	33,088	458,703
BlueLinx Holdings, Inc. (A)	546	29,582
Boise Cascade Company	2,590	196,452
Brenntag SE	9,929	672,573
Bunzl PLC	26,231	789,696
Core & Main, Inc., Class A (A)	20,570	1,016,158
Custom Truck One Source, Inc. (A)	4,329	28,442
Distribution Solutions Group, Inc. (A)	737	19,339
DNOW, Inc. (A)	12,945	154,175
DXP Enterprises, Inc. (A)	907	126,735
Fastenal Company	52,990	2,458,736

234

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
GATX Corp.	6,385	$1,090,175
Global Industrial, Inc.	1,068	33,663
Herc Holdings, Inc.	2,273	226,277
Hudson Technologies, Inc. (A)	2,552	15,006
ITOCHU Corp.	480,859	6,116,757
Karat Packaging, Inc.	583	16,277
Marubeni Corp.	114,212	4,178,096
McGrath RentCorp	1,721	189,792
Mitsubishi Corp.	260,773	8,946,070
Mitsui & Company, Ltd.	199,830	7,723,957
MonotaRO Company, Ltd.	20,281	219,836
MSC Industrial Direct Company, Inc., Class A	4,985	459,966
NPK International, Inc. (A)	5,747	83,274
Rexel SA	17,967	711,960
Rush Enterprises, Inc., Class A	4,225	279,315
Rush Enterprises, Inc., Class B	642	41,313
SGH, Ltd.	16,464	468,417
Sumitomo Corp.	88,211	3,300,773
Sunbelt Rentals Holdings, Inc.	33,682	2,148,620
Titan Machinery, Inc. (A)	1,484	24,812
Toyota Tsusho Corp.	55,858	2,164,874
Transcat, Inc. (A)	640	47,008
United Rentals, Inc.	2,908	2,118,652
W.W. Grainger, Inc.	2,020	2,203,436
Watsco, Inc.	3,805	1,384,221
WESCO International, Inc.	5,300	1,450,186
Willis Lease Finance Corp.	198	33,711
Xometry, Inc., Class A (A)	3,060	124,970
		55,419,570
Transportation infrastructure – 0.1%
Aena SME SA (B)	60,679	1,795,213
Aeroports de Paris SA	2,802	342,312
Auckland International Airport, Ltd.	137,152	628,541
Getlink SE	24,475	528,142
Sky Harbour Group Corp. (A)	1,421	13,684
Transurban Group	252,015	2,458,366
		5,766,258
		681,239,222
Information technology – 20.2%
Communications equipment – 0.7%
ADTRAN Holdings, Inc. (A)	5,197	65,378
Applied Optoelectronics, Inc. (A)	4,593	388,522
Arista Networks, Inc. (A)	47,659	5,851,572
Aviat Networks, Inc. (A)	769	17,387
BK Technologies Corp. (A)	179	13,359
Calix, Inc. (A)	4,192	205,366
Ciena Corp. (A)	6,501	2,523,883
Cisco Systems, Inc.	182,358	14,149,157
Clearfield, Inc. (A)	791	20,938
Digi International, Inc. (A)	2,600	125,320
Extreme Networks, Inc. (A)	9,316	140,485
F5, Inc. (A)	2,609	754,862
Harmonic, Inc. (A)	7,790	69,954
Inseego Corp. (A)	1,030	11,454
Lumentum Holdings, Inc. (A)	3,295	2,315,594
Motorola Solutions, Inc.	7,646	3,318,135
NETGEAR, Inc. (A)	1,915	41,824
NetScout Systems, Inc. (A)	4,868	154,754
Nokia OYJ	428,566	3,437,964
Ribbon Communications, Inc. (A)	6,268	13,288
Telefonaktiebolaget LM Ericsson, B Shares (C)	226,428	2,581,332
Viasat, Inc. (A)	8,590	393,422
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Viavi Solutions, Inc. (A)	16,018	$533,079
Vistance Networks, Inc. (A)	15,157	275,857
		37,402,886
Electronic equipment, instruments and components – 1.2%
908 Devices, Inc. (A)	2,265	13,862
Advanced Energy Industries, Inc.	6,730	2,171,838
Aeva Technologies, Inc. (A)	2,781	36,598
Amphenol Corp., Class A	56,731	7,167,962
Arlo Technologies, Inc. (A)	7,088	100,862
Arrow Electronics, Inc. (A)	5,566	798,220
Avnet, Inc.	8,919	549,589
Badger Meter, Inc.	2,064	314,450
Bel Fuse, Inc., Class A	114	20,543
Bel Fuse, Inc., Class B	722	142,942
Belden, Inc.	7,006	804,499
Benchmark Electronics, Inc.	2,467	138,300
CDW Corp.	6,009	727,209
Climb Global Solutions, Inc.	1,065	21,108
Cognex Corp.	18,054	884,465
Coherent Corp. (A)	8,652	2,060,993
Corning, Inc.	36,033	4,899,407
Crane NXT Company	5,380	218,374
CTS Corp.	2,026	96,762
Daktronics, Inc. (A)	2,772	54,193
ePlus, Inc.	1,841	138,535
Evolv Technologies Holdings, Inc. (A)	10,817	65,443
Fabrinet (A)	6,414	3,345,029
Flex, Ltd. (A)	40,059	2,622,262
Frequency Electronics, Inc. (A)	442	19,563
Halma PLC	30,715	1,567,411
Hexagon AB, B Shares	167,979	1,634,791
Ibiden Company, Ltd.	19,374	969,485
Insight Enterprises, Inc. (A)	2,034	136,298
IPG Photonics Corp. (A)	2,754	315,581
Itron, Inc. (A)	3,155	282,783
Jabil, Inc.	4,874	1,294,681
Keyence Corp.	15,742	5,602,690
Keysight Technologies, Inc. (A)	7,916	2,235,241
Kimball Electronics, Inc. (A)	1,733	41,055
Knowles Corp. (A)	5,946	152,693
Kyocera Corp.	103,873	1,592,741
Littelfuse, Inc.	2,713	920,657
Methode Electronics, Inc.	2,114	11,669
MicroVision, Inc. (A)(C)	18,808	12,060
Mirion Technologies, Inc. (A)	16,672	309,932
M-Tron Industries, Inc. (A)	205	13,704
Murata Manufacturing Company, Ltd.	134,997	3,028,957
Napco Security Technologies, Inc.	2,405	94,733
nLight, Inc. (A)	3,307	188,565
Novanta, Inc. (A)	6,412	757,321
OSI Systems, Inc. (A)	1,092	289,937
Ouster, Inc. (A)	3,941	72,396
PC Connection, Inc.	809	47,294
Plexus Corp. (A)	1,848	374,294
Powerfleet, Inc. (A)	8,789	27,070
Rogers Corp. (A)	1,255	134,699
Sanmina Corp. (A)	3,711	481,094
ScanSource, Inc. (A)	1,536	55,757
Shimadzu Corp.	19,161	455,320
TD SYNNEX Corp.	8,169	1,378,192
TDK Corp.	157,270	2,042,979
TE Connectivity PLC	13,543	2,830,758
Teledyne Technologies, Inc. (A)	2,167	1,311,057
TTM Technologies, Inc. (A)	18,372	1,789,800
Vishay Intertechnology, Inc.	8,411	151,398

235

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Vishay Precision Group, Inc. (A)	836	$36,299
Vontier Corp.	15,427	547,196
Vuzix Corp. (A)(C)	5,582	12,894
Yokogawa Electric Corp.	18,473	570,885
Zebra Technologies Corp., Class A (A)	2,270	474,612
		61,659,987
IT services – 0.7%
Accenture PLC, Class A	28,399	5,631,238
Akamai Technologies, Inc. (A)	6,640	762,604
Applied Digital Corp. (A)	16,523	392,256
ASGN, Inc. (A)	2,904	112,414
Backblaze, Inc., Class A (A)	4,608	15,898
BigBear.ai Holdings, Inc. (A)(C)	30,160	106,163
Capgemini SE	12,373	1,459,995
Cognizant Technology Solutions Corp., Class A	22,078	1,354,485
Commerce.com, Inc. (A)	5,794	15,470
DigitalOcean Holdings, Inc. (A)	4,751	407,541
EPAM Systems, Inc. (A)	2,508	339,583
Fastly, Inc., Class A (A)	9,831	285,689
Fujitsu, Ltd.	142,432	2,912,829
Gartner, Inc. (A)	3,252	514,922
GoDaddy, Inc., Class A (A)	6,241	515,943
Grid Dynamics Holdings, Inc. (A)	4,792	27,314
IBM Corp.	43,142	10,457,189
Indra Sistemas SA	6,431	359,431
Information Services Group, Inc.	3,235	12,422
Kyndryl Holdings, Inc. (A)	24,902	326,714
NEC Corp.	104,858	2,609,190
Nomura Research Institute, Ltd.	30,568	836,574
Obic Company, Ltd.	26,188	635,919
Okta, Inc. (A)	18,463	1,453,223
Otsuka Corp.	18,446	353,143
Rackspace Technology, Inc. (A)(C)	6,957	6,816
The Hackett Group, Inc.	1,882	24,485
TIS, Inc.	17,201	367,782
TSS, Inc. (A)(C)	1,699	22,104
Twilio, Inc., Class A (A)	16,518	2,078,295
Unisys Corp. (A)	5,767	11,938
VeriSign, Inc.	3,811	946,500
VTEX, Class A (A)	3,672	14,688
Whitefiber, Inc. (A)	886	10,552
		35,381,309
Semiconductors and semiconductor equipment – 9.0%
ACM Research, Inc., Class A (A)	3,566	140,322
Advanced Micro Devices, Inc. (A)	75,251	15,308,311
Advantest Corp.	61,986	8,554,479
Aehr Test Systems (A)	2,035	75,458
Aeluma, Inc. (A)	1,059	13,862
Allegro MicroSystems, Inc. (A)	13,526	426,475
Alpha & Omega Semiconductor, Ltd. (A)	1,776	39,356
Ambarella, Inc. (A)	2,873	147,888
Ambiq Micro, Inc. (A)	1,285	32,652
Amkor Technology, Inc.	12,395	558,147
Analog Devices, Inc.	22,553	7,175,011
Applied Materials, Inc.	36,633	12,520,793
ASM International NV	3,791	2,873,398
ASML Holding NV	31,404	41,759,657
Atomera, Inc. (A)	2,455	9,354
Axcelis Technologies, Inc. (A)	2,153	200,401
BE Semiconductor Industries NV	5,909	1,265,671
Blaize Holdings, Inc. (A)(C)	6,655	12,112
Broadcom, Inc.	218,829	67,729,764
CEVA, Inc. (A)	1,848	34,521
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Cirrus Logic, Inc. (A)	5,557	$803,653
Cohu, Inc. (A)	3,167	96,974
Credo Technology Group Holding, Ltd. (A)	11,222	1,053,409
Diodes, Inc. (A)	3,194	218,022
Disco Corp.	7,458	3,039,755
Entegris, Inc.	16,561	1,941,612
First Solar, Inc. (A)	4,952	976,832
FormFactor, Inc. (A)	5,409	524,619
Ichor Holdings, Ltd. (A)	2,361	110,046
Impinj, Inc. (A)	1,953	200,573
Indie Semiconductor, Inc., Class A (A)(C)	13,968	44,977
Infineon Technologies AG	105,657	4,793,248
Intel Corp. (A)	216,705	9,563,192
Kioxia Holdings Corp. (A)	15,336	2,002,883
KLA Corp.	6,050	8,908,081
Kopin Corp. (A)	11,940	26,865
Kulicke & Soffa Industries, Inc.	3,526	231,729
Lam Research Corp.	57,635	12,314,294
Lasertec Corp.	6,484	1,443,166
Lattice Semiconductor Corp. (A)	14,903	1,382,402
MACOM Technology Solutions Holdings, Inc. (A)	7,028	1,560,708
MaxLinear, Inc. (A)	5,685	98,862
Microchip Technology, Inc.	24,976	1,613,699
Micron Technology, Inc.	51,946	17,549,437
MKS, Inc.	7,318	1,681,750
Monolithic Power Systems, Inc.	2,248	2,457,851
Navitas Semiconductor Corp. (A)	14,122	123,850
Nova, Ltd. (A)	2,399	1,059,418
NVE Corp.	333	21,812
NVIDIA Corp.	1,121,544	195,597,274
NXP Semiconductors NV	11,617	2,286,923
ON Semiconductor Corp. (A)	18,186	1,126,077
Onto Innovation, Inc. (A)	5,410	1,109,429
PDF Solutions, Inc. (A)	2,229	72,911
Penguin Solutions, Inc. (A)	3,610	63,536
Photronics, Inc. (A)	3,956	159,862
Power Integrations, Inc.	3,834	196,301
Qnity Electronics, Inc.	9,668	1,115,494
Qualcomm, Inc.	49,249	6,342,286
Rambus, Inc. (A)	19,228	1,654,185
Renesas Electronics Corp.	143,778	2,055,626
Rigetti Computing, Inc. (A)	22,707	318,806
SCREEN Holdings Company, Ltd.	13,118	781,525
Semtech Corp. (A)	6,471	497,555
Silicon Laboratories, Inc. (A)	5,853	1,218,302
SiTime Corp. (A)	3,972	1,371,730
SkyWater Technology, Inc. (A)	2,466	67,593
Skyworks Solutions, Inc.	6,940	371,637
STMicroelectronics NV	54,779	1,864,053
Synaptics, Inc. (A)	6,916	484,397
Teradyne, Inc.	7,228	2,142,813
Texas Instruments, Inc.	41,887	8,131,942
Tokyo Electron, Ltd.	36,250	9,006,346
Tower Semiconductor, Ltd. (A)	9,105	1,610,451
Ultra Clean Holdings, Inc. (A)	3,101	192,820
Universal Display Corp.	4,817	441,526
Veeco Instruments, Inc. (A)	4,121	139,537
		475,142,288
Software – 4.8%
8x8, Inc. (A)	10,947	18,172
A10 Networks, Inc.	5,006	115,739
ACI Worldwide, Inc. (A)	7,196	295,108

236

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Adeia, Inc.	7,567	$181,835
Adobe, Inc. (A)	18,946	4,605,394
Agilysys, Inc. (A)	1,806	128,479
Alarm.com Holdings, Inc. (A)	3,312	143,045
Alkami Technology, Inc. (A)	4,817	75,482
Amplitude, Inc., Class A (A)	6,944	47,358
Appfolio, Inc., Class A (A)	2,651	418,381
Appian Corp., Class A (A)	2,740	66,061
AppLovin Corp., Class A (A)	12,508	4,978,184
Arteris, Inc. (A)	2,180	35,839
Asana, Inc., Class A (A)	6,152	39,373
Autodesk, Inc. (A)	9,785	2,342,529
AvePoint, Inc. (A)	10,565	100,473
Bentley Systems, Inc., Class B	16,226	569,857
BILL Holdings, Inc. (A)	9,596	367,527
Bit Digital, Inc. (A)	22,328	29,250
Bitdeer Technologies Group, Class A (A)(C)	8,530	73,785
Blackbaud, Inc. (A)	6,541	252,548
Blackline, Inc. (A)	3,458	127,946
Blend Labs, Inc., Class A (A)	13,748	23,372
Box, Inc., Class A (A)	9,747	230,419
Braze, Inc., Class A (A)	6,142	145,013
C3.ai, Inc., Class A (A)	8,979	75,603
Cadence Design Systems, Inc. (A)	12,563	3,490,881
Cerence, Inc. (A)	3,264	20,596
Chaince Digital Holdings, Inc. (A)(C)	2,281	9,078
Check Point Software Technologies, Ltd. (A)	6,948	992,522
Cipher Digital, Inc. (A)	22,547	290,180
CleanSpark, Inc. (A)	17,562	149,453
Clear Secure, Inc., Class A	6,131	296,802
Clearwater Analytics Holdings, Inc., Class A (A)	19,370	458,101
CommVault Systems, Inc. (A)	7,870	612,994
Consensus Cloud Solutions, Inc. (A)	1,309	31,076
Core Scientific, Inc. (A)	20,168	301,713
Crowdstrike Holdings, Inc., Class A (A)	11,635	4,542,420
CyberArk Software, Ltd. (A)	5,827	262,215
Daily Journal Corp. (A)	87	41,964
Dassault Systemes SE	54,266	1,098,574
Datadog, Inc., Class A (A)	15,151	1,788,576
Digimarc Corp. (A)	1,451	7,124
Digital Turbine, Inc. (A)	7,307	21,044
DocuSign, Inc. (A)	21,820	1,034,486
Dolby Laboratories, Inc., Class A	6,633	398,378
Domo, Inc., Class B (A)	2,863	8,761
Dropbox, Inc., Class A (A)	19,004	431,771
D-Wave Quantum, Inc. (A)(C)	25,414	366,724
Dynatrace, Inc. (A)	32,495	1,201,665
eGain Corp. (A)	1,339	10,565
EverCommerce, Inc. (A)(C)	950	10,859
Fair Isaac Corp. (A)	1,095	1,168,956
Five9, Inc. (A)	5,416	82,161
Fortinet, Inc. (A)	29,175	2,384,181
Freshworks, Inc., Class A (A)	14,530	116,676
Gen Digital, Inc.	25,445	479,129
Guidewire Software, Inc. (A)	9,263	1,385,374
Hut 8 Corp. (A)	6,810	319,457
i3 Verticals, Inc., Class A (A)	1,498	33,495
Intapp, Inc. (A)	4,002	102,811
InterDigital, Inc.	4,599	1,388,898
Intuit, Inc.	12,843	5,553,056
Kaltura, Inc. (A)	4,784	5,836
Life360, Inc. (A)(C)	1,450	59,189
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
LiveRamp Holdings, Inc. (A)	4,355	$115,495
Manhattan Associates, Inc. (A)	6,521	868,076
MARA Holdings, Inc. (A)	26,384	215,293
Microsoft Corp.	342,723	126,865,773
Mitek Systems, Inc. (A)	3,088	41,688
Monday.com, Ltd. (A)	3,492	241,332
N-able, Inc. (A)	5,261	24,569
NCR Voyix Corp. (A)	9,692	61,350
Nebius Group NV (A)	17,270	1,791,935
Nemetschek SE	4,672	349,746
NextNav, Inc. (A)	6,609	105,876
Nice, Ltd. (A)	4,995	551,490
Nutanix, Inc., Class A (A)	29,460	1,119,775
ON24, Inc. (A)	2,668	21,611
OneSpan, Inc.	2,514	26,472
Ooma, Inc. (A)	1,817	26,437
Oracle Corp.	78,263	11,513,270
Oracle Corp. Japan	3,115	169,591
Pagaya Technologies, Ltd., Class A (A)	4,195	48,872
PagerDuty, Inc. (A)	5,865	36,422
Palantir Technologies, Inc., Class A (A)	105,432	15,422,593
Palo Alto Networks, Inc. (A)	37,297	5,979,455
PAR Technology Corp. (A)	2,829	37,711
Pegasystems, Inc.	9,946	423,302
Porch Group, Inc. (A)	6,097	43,715
Progress Software Corp. (A)	2,911	74,667
PTC, Inc. (A)	5,494	782,840
Q2 Holdings, Inc. (A)	4,330	204,809
Qualys, Inc. (A)	6,413	563,382
Rapid7, Inc. (A)	4,500	24,795
Red Violet, Inc. (A)	810	28,026
ReposiTrak, Inc.	1,276	9,698
Rezolve AI PLC (A)(C)	15,440	39,526
Rimini Street, Inc. (A)	4,110	13,481
Riot Platforms, Inc. (A)	24,227	299,446
Roper Technologies, Inc.	4,921	1,741,345
Salesforce, Inc.	43,247	8,072,917
SAP SE	84,485	14,403,220
Sapiens International Corp. NV	3,147	136,895
SEMrush Holdings, Inc., Class A (A)	3,305	39,462
ServiceNow, Inc. (A)	48,275	5,047,151
Silvaco Group, Inc. (A)	755	5,345
SoundHound AI, Inc., Class A (A)(C)	26,926	184,982
Sprinklr, Inc., Class A (A)	8,085	48,510
Sprout Social, Inc., Class A (A)	3,624	20,657
SPS Commerce, Inc. (A)	2,656	147,860
Synopsys, Inc. (A)	8,830	3,500,918
Telos Corp. (A)	3,414	14,305
Tenable Holdings, Inc. (A)	8,267	139,836
TeraWulf, Inc. (A)	21,514	310,447
The Sage Group PLC	77,237	865,471
Trimble, Inc. (A)	10,985	716,552
Tyler Technologies, Inc. (A)	1,986	679,967
UiPath, Inc., Class A (A)	46,655	517,871
Varonis Systems, Inc. (A)	8,112	174,165
Vertex, Inc., Class A (A)	4,928	58,594
Via Transportation, Inc., Class A (A)	893	13,395
Viant Technology, Inc., Class A (A)	1,226	13,731
Weave Communications, Inc. (A)	5,021	23,197
WiseTech Global, Ltd.	16,312	440,107
Workday, Inc., Class A (A)	9,830	1,277,114
Workiva, Inc. (A)	3,532	210,613
Xero, Ltd. (A)	13,746	726,474
Xperi, Inc. (A)	3,002	16,811
Yext, Inc. (A)	7,151	27,460

237

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zeta Global Holdings Corp., Class A (A)	14,612	$232,623
		254,395,027
Technology hardware, storage and peripherals – 3.8%
Apple, Inc.	677,593	171,966,327
Canon, Inc.	70,141	1,946,226
Corsair Gaming, Inc. (A)	3,191	17,710
Dell Technologies, Inc., Class C	13,716	2,251,207
Diebold Nixdorf, Inc. (A)	1,688	127,343
Eastman Kodak Company (A)	4,426	40,055
Everpure, Inc., Class A (A)	34,174	2,017,633
FUJIFILM Holdings Corp.	90,573	1,725,926
GPGI, Inc.	12,385	211,784
Hewlett Packard Enterprise Company	61,334	1,460,363
HP, Inc.	42,357	813,678
Immersion Corp.	2,310	12,613
IonQ, Inc. (A)(C)	23,986	691,516
Logitech International SA	12,358	1,147,620
NetApp, Inc.	9,144	936,254
Quantum Computing, Inc. (A)(C)	14,015	96,003
Sandisk Corp. (A)	6,812	4,327,936
Seagate Technology Holdings PLC	10,064	3,942,673
Super Micro Computer, Inc. (A)	23,222	528,765
Turtle Beach Corp. (A)	952	9,653
Western Digital Corp.	15,647	4,232,357
Xerox Holdings Corp. (C)	9,919	12,796
		198,516,438
		1,062,497,935
Materials – 3.5%
Chemicals – 1.4%
AdvanSix, Inc.	1,849	45,116
Air Liquide SA	46,876	9,689,199
Air Products & Chemicals, Inc.	10,277	2,985,366
Akzo Nobel NV	13,839	795,539
Albemarle Corp.	5,438	976,284
American Vanguard Corp. (A)	2,322	5,782
Arq, Inc. (A)	3,113	7,969
Asahi Kasei Corp.	104,971	1,027,086
Ascent Industries Company (A)	759	10,102
Ashland, Inc.	4,986	277,271
ASP Isotopes, Inc. (A)(C)	7,923	35,020
Aspen Aerogels, Inc. (A)	4,275	14,621
Avient Corp.	16,366	594,086
Axalta Coating Systems, Ltd. (A)	23,250	644,025
Balchem Corp.	2,281	386,584
BASF SE	72,211	4,447,502
Cabot Corp.	9,320	701,889
CF Industries Holdings, Inc.	7,195	934,199
Corteva, Inc.	31,044	2,598,693
Dow, Inc.	33,106	1,378,865
DSM-Firmenich AG	13,972	999,334
DuPont de Nemours, Inc.	18,881	864,750
Ecolab, Inc.	11,765	3,129,725
Ecovyst, Inc. (A)	7,930	101,980
EMS-Chemie Holding AG	568	446,612
Evonik Industries AG	20,736	406,896
Flotek Industries, Inc. (A)	920	15,612
Givaudan SA	747	2,525,981
Hawkins, Inc.	1,360	208,896
HB Fuller Company	3,797	234,199
ICL Group, Ltd.	62,653	323,365
Ingevity Corp. (A)	2,502	178,217
Innospec, Inc.	1,725	125,960
International Flavors & Fragrances, Inc.	11,817	857,323
Intrepid Potash, Inc. (A)	758	32,420
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Koppers Holdings, Inc.	1,327	$51,328
Kronos Worldwide, Inc.	2,180	14,323
Linde PLC	21,553	10,685,115
LSB Industries, Inc. (A)	3,795	56,546
LyondellBasell Industries NV, Class A	11,879	956,972
Mativ Holdings, Inc.	3,804	33,095
Minerals Technologies, Inc.	2,208	156,591
Mitsubishi Chemical Group Corp.	99,125	579,497
NewMarket Corp.	850	544,808
Nippon Paint Holdings Company, Ltd.	76,718	481,064
Nippon Sanso Holdings Corp.	14,016	496,985
Nitto Denko Corp.	54,906	1,098,352
Novonesis A/S, B Shares	28,509	1,693,752
Olin Corp.	12,377	367,968
Orion SA	4,020	26,130
Perimeter Solutions, Inc. (A)	9,689	236,605
PPG Industries, Inc.	10,356	1,106,849
PureCycle Technologies, Inc. (A)(C)	9,075	47,099
Quaker Chemical Corp.	957	118,888
Rayonier Advanced Materials, Inc. (A)	4,502	49,837
RPM International, Inc.	13,954	1,387,028
Sensient Technologies Corp.	2,935	253,701
Shin-Etsu Chemical Company, Ltd.	136,509	5,558,480
Sika AG	12,335	2,041,667
Solstice Advanced Materials, Inc.	17,296	1,317,263
Stepan Company	1,519	75,920
Syensqo SA	5,885	343,051
Symrise AG	10,743	917,363
The Chemours Company	10,466	230,566
The Mosaic Company	14,640	373,320
The Scotts Miracle-Gro Company	4,869	296,084
The Sherwin-Williams Company	10,643	3,411,614
Toray Industries, Inc.	112,194	799,116
Tronox Holdings PLC	8,342	81,501
Westlake Corp.	3,634	424,524
Yara International ASA	13,395	782,996
		75,102,466
Construction materials – 0.3%
Buzzi SpA	6,233	315,122
CRH PLC	30,938	3,252,203
Eagle Materials, Inc.	3,425	648,866
Heidelberg Materials AG	10,827	2,284,892
Holcim, Ltd. (A)	41,277	3,412,037
Knife River Corp. (A)	10,155	829,156
Martin Marietta Materials, Inc.	2,783	1,638,296
Titan America SA (A)(C)	1,784	26,724
United States Lime & Minerals, Inc.	761	99,394
Vulcan Materials Company	6,099	1,660,758
		14,167,448
Containers and packaging – 0.2%
Amcor PLC	21,322	847,550
AptarGroup, Inc.	7,014	883,904
Ardagh Metal Packaging SA	9,812	39,739
Avery Dennison Corp.	3,572	616,813
Ball Corp.	12,362	730,718
Crown Holdings, Inc.	12,213	1,224,353
Graphic Packaging Holding Company	32,154	319,611
Greif, Inc., Class A	4,329	290,346
Greif, Inc., Class B	345	30,201
International Paper Company	24,369	869,973
Myers Industries, Inc.	2,586	54,771
O-I Glass, Inc. (A)	10,675	112,194
Packaging Corp. of America	4,128	876,044
Ranpak Holdings Corp. (A)	3,996	14,266
Silgan Holdings, Inc.	9,555	370,734

238

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Smurfit WestRock PLC	24,105	$960,584
Sonoco Products Company	10,746	581,251
TriMas Corp.	2,205	79,248
		8,902,300
Metals and mining – 1.6%
1911 Gold Corp. (A)	3,149	2,204
Alcoa Corp.	28,214	1,871,435
Alpha Metallurgical Resources, Inc. (A)	803	164,832
American Battery Technology Company (A)	9,093	25,369
Anglo American PLC	90,546	3,887,646
Antofagasta PLC	31,905	1,430,763
ArcelorMittal SA	34,486	1,788,496
BHP Group, Ltd.	410,918	14,868,052
Boliden AB (A)	22,996	1,205,492
Caledonia Mining Corp. PLC	1,149	25,956
Century Aluminum Company (A)	3,951	231,884
Cleveland-Cliffs, Inc. (A)	62,145	525,125
Coeur Mining, Inc. (A)	70,971	1,332,126
Commercial Metals Company	19,819	1,217,481
Compass Minerals International, Inc. (A)	2,181	50,926
Constellium SE (A)	9,540	234,493
Contango Silver & Gold, Inc. (A)	901	16,894
Critical Metals Corp. (A)(C)	4,052	32,173
Dakota Gold Corp. (A)	6,311	31,871
Endeavour Mining PLC	15,626	941,463
Evolution Mining, Ltd.	164,292	1,479,402
Ferroglobe PLC	8,489	34,975
Fortescue, Ltd.	137,011	1,957,832
Freeport-McMoRan, Inc.	66,333	3,899,054
Fresnillo PLC	17,886	792,815
Glencore PLC (A)	807,043	6,112,442
Hecla Mining Company	117,161	2,182,709
Idaho Strategic Resources, Inc. (A)	1,001	32,152
Ivanhoe Electric, Inc. (A)	7,436	87,894
JFE Holdings, Inc.	46,555	545,032
JX Advanced Metals Corp.	45,071	998,945
Kaiser Aluminum Corp.	1,120	134,971
Lifezone Metals, Ltd. (A)	2,435	8,182
Lynas Rare Earths, Ltd. (A)	73,289	995,079
Materion Corp.	1,438	208,007
Metallus, Inc. (A)	2,611	42,664
MP Materials Corp. (A)(C)	14,675	708,216
Newmont Corp.	50,360	5,451,470
NioCorp Developments, Ltd. (A)	8,176	36,465
Nippon Steel Corp. (C)	391,279	1,442,859
Norsk Hydro ASA	112,049	1,194,263
Northern Star Resources, Ltd.	109,968	1,598,582
Novagold Resources, Inc. (A)	19,563	175,676
Nucor Corp.	10,564	1,786,372
Pan American Silver Corp. (A)	54,671	32,803
Perpetua Resources Corp. (A)	6,032	169,620
Ramaco Resources, Inc., Class A (A)	2,894	44,741
Reliance, Inc.	5,697	1,731,432
Rio Tinto PLC	91,332	8,473,205
Rio Tinto, Ltd.	30,044	3,413,406
Royal Gold, Inc.	8,827	2,246,383
Ryerson Holding Corp.	3,119	70,115
South32, Ltd.	362,970	1,099,075
SSR Mining, Inc. (A)	14,134	415,540
Steel Dynamics, Inc.	6,337	1,140,660
Sumitomo Metal Mining Company, Ltd.	19,999	1,164,006
SunCoke Energy, Inc.	6,038	39,307
Tredegar Corp. (A)	1,715	13,634
United States Antimony Corp. (A)(C)	8,266	72,162
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
US Gold Corp. (A)	968	$14,704
USA Rare Earth, Inc. (A)(C)	12,805	193,804
Vox Royalty Corp.	4,085	21,405
Warrior Met Coal, Inc.	3,623	337,482
Worthington Steel, Inc.	2,331	70,746
		82,554,969
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	1,020	14,668
Holmen AB, B Shares	5,691	204,079
Louisiana-Pacific Corp.	6,905	502,339
Magnera Corp. (A)	2,146	20,408
Resolute Forest Products, Inc. (A)(D)	7,217	10,248
Stora Enso OYJ, R Shares	47,120	553,325
Svenska Cellulosa AB SCA, B Shares (C)	49,225	570,732
Sylvamo Corp.	2,345	99,053
UPM-Kymmene OYJ	42,697	1,336,405
		3,311,257
		184,038,440
Real estate – 2.2%
Diversified REITs – 0.1%
AH Realty Trust, Inc.	5,587	30,729
Alpine Income Property Trust, Inc.	849	15,282
American Assets Trust, Inc.	3,658	67,344
Broadstone Net Lease, Inc.	13,071	238,807
CapitaLand Integrated Commercial Trust	492,631	883,414
Covivio SA	4,515	269,832
CTO Realty Growth, Inc.	2,173	40,179
Essential Properties Realty Trust, Inc.	13,709	416,205
Gladstone Commercial Corp.	3,667	41,914
Global Net Lease, Inc.	13,778	128,962
Land Securities Group PLC	57,259	422,356
Modiv Industrial, Inc.	912	13,060
NexPoint Diversified Real Estate Trust	3,136	14,645
Stockland	195,977	588,289
WP Carey, Inc.	23,876	1,622,613
		4,793,631
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	7,082	328,746
American Healthcare REIT, Inc.	31,733	1,496,528
CareTrust REIT, Inc.	39,921	1,463,105
Chiron Real Estate, Inc.	889	29,408
Community Healthcare Trust, Inc.	1,921	30,525
Diversified Healthcare Trust	15,406	102,296
Healthcare Realty Trust, Inc.	38,008	645,756
Healthpeak Properties, Inc.	32,090	527,239
LTC Properties, Inc.	3,263	121,253
National Health Investors, Inc.	3,271	264,493
Omega Healthcare Investors, Inc.	32,203	1,411,135
Sabra Health Care REIT, Inc.	44,690	859,389
Sila Realty Trust, Inc.	3,876	91,784
Universal Health Realty Income Trust	916	37,071
Ventas, Inc.	21,924	1,792,945
Welltower, Inc.	32,204	6,367,053
		15,568,726
Hotel and resort REITs – 0.0%
Apple Hospitality REIT, Inc.	15,328	176,425
Braemar Hotels & Resorts, Inc.	4,910	11,588
Chatham Lodging Trust	3,471	27,317
DiamondRock Hospitality Company	14,013	131,302
Host Hotels & Resorts, Inc.	29,539	565,967
Park Hotels & Resorts, Inc.	21,779	229,333
Pebblebrook Hotel Trust	7,795	98,451

239

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotel and resort REITs (continued)
RLJ Lodging Trust	8,514	$63,174
Ryman Hospitality Properties, Inc.	4,279	394,823
Service Properties Trust	10,482	14,203
Summit Hotel Properties, Inc.	7,599	33,588
Sunstone Hotel Investors, Inc.	12,654	114,013
Xenia Hotels & Resorts, Inc.	6,627	98,278
		1,958,462
Industrial REITs – 0.3%
CapitaLand Ascendas REIT	317,148	612,081
EastGroup Properties, Inc.	5,801	1,073,707
First Industrial Realty Trust, Inc.	14,439	835,296
Goodman Group	165,435	2,970,138
Industrial Logistics Properties Trust	3,753	21,317
Innovative Industrial Properties, Inc.	1,924	96,508
LXP Industrial Trust	4,015	185,734
One Liberty Properties, Inc.	1,530	32,834
Prologis, Inc.	42,896	5,669,993
Rexford Industrial Realty, Inc.	25,083	820,967
Segro PLC	104,027	891,778
STAG Industrial, Inc.	20,814	750,553
Terreno Realty Corp.	7,090	435,468
		14,396,374
Office REITs – 0.1%
Brandywine Realty Trust	11,999	32,517
BXP, Inc.	6,752	350,429
COPT Defense Properties	20,181	617,539
Cousins Properties, Inc.	18,302	413,076
Douglas Emmett, Inc.	11,252	105,994
Easterly Government Properties, Inc.	2,910	62,361
Empire State Realty Trust, Inc., Class A	9,799	50,955
Gecina SA	3,727	294,065
Hudson Pacific Properties, Inc. (A)	3,645	21,542
JBG SMITH Properties	4,197	61,318
Kilroy Realty Corp.	11,878	335,078
NET Lease Office Properties	1,187	13,674
Nippon Building Fund, Inc.	630	528,997
Peakstone Realty Trust	2,571	53,708
Piedmont Realty Trust, Inc. (A)	8,811	57,888
Postal Realty Trust, Inc., Class A	1,816	33,705
SL Green Realty Corp.	4,992	184,404
Vornado Realty Trust	17,450	453,526
		3,670,776
Real estate management and development – 0.4%
Azrieli Group, Ltd.	3,434	460,643
CapitaLand Investment, Ltd.	189,404	403,165
CBRE Group, Inc., Class A (A)	13,412	1,816,790
CK Asset Holdings, Ltd.	155,717	890,980
Compass, Inc., Class A (A)	44,612	326,114
CoStar Group, Inc. (A)	19,562	789,131
Cushman & Wakefield, Ltd. (A)	16,106	197,460
Daito Trust Construction Company, Ltd.	23,698	555,343
Daiwa House Industry Company, Ltd.	45,365	1,423,233
Douglas Elliman, Inc. (A)	6,314	10,355
eXp World Holdings, Inc.	6,399	38,330
Fastighets AB Balder, B Shares (A)	58,087	340,193
Forestar Group, Inc. (A)	1,390	33,972
FRP Holdings, Inc. (A)	907	19,845
Henderson Land Development Company, Ltd.	117,505	436,555
Hongkong Land Holdings, Ltd.	87,264	680,047
Hulic Company, Ltd.	37,282	434,580
Jones Lang LaSalle, Inc. (A)	5,142	1,564,813
Kennedy-Wilson Holdings, Inc.	8,537	92,370
LEG Immobilien SE	6,114	399,377
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Marcus & Millichap, Inc.	1,779	$47,304
Mitsubishi Estate Company, Ltd.	86,021	2,387,637
Mitsui Fudosan Company, Ltd.	213,843	2,279,660
Newmark Group, Inc., Class A	10,579	158,579
RE/MAX Holdings, Inc., Class A (A)	1,717	9,890
Sagax AB, Class B	17,783	328,141
Seaport Entertainment Group, Inc. (A)	658	14,134
Sino Land Company, Ltd.	296,102	434,573
Sumitomo Realty & Development Company, Ltd.	49,224	1,396,770
Sun Hung Kai Properties, Ltd.	117,224	1,951,878
Swiss Prime Site AG	6,491	1,099,044
Tejon Ranch Company (A)	1,592	29,993
The Real Brokerage, Inc. (A)	11,097	27,743
The RMR Group, Inc., Class A	1,029	15,919
The St. Joe Company	2,663	167,236
The Wharf Holdings, Ltd.	86,529	239,640
Vonovia SE	61,764	1,544,868
Wharf Real Estate Investment Company, Ltd.	135,093	393,139
		23,439,444
Residential REITs – 0.2%
American Homes 4 Rent, Class A	35,520	991,718
AvalonBay Communities, Inc.	6,540	1,068,309
BRT Apartments Corp.	1,010	13,473
Camden Property Trust	4,778	466,619
Centerspace	1,184	68,021
Equity LifeStyle Properties, Inc.	21,119	1,318,248
Equity Residential	15,876	939,065
Essex Property Trust, Inc.	2,976	720,192
Independence Realty Trust, Inc.	42,433	631,827
Invitation Homes, Inc.	26,035	646,970
Mid-America Apartment Communities, Inc.	5,405	660,059
NexPoint Residential Trust, Inc.	1,652	41,300
UDR, Inc.	13,901	469,576
UMH Properties, Inc.	5,700	82,251
Veris Residential, Inc.	5,589	105,464
		8,223,092
Retail REITs – 0.3%
Acadia Realty Trust	9,220	176,286
Agree Realty Corp.	13,056	984,161
Alexander's, Inc.	150	35,430
Brixmor Property Group, Inc.	33,403	962,006
CBL & Associates Properties, Inc.	1,280	49,190
Curbline Properties Corp.	6,808	175,578
Federal Realty Investment Trust	3,616	384,055
FrontView REIT, Inc.	1,453	22,478
Getty Realty Corp.	3,754	119,377
InvenTrust Properties Corp.	5,477	166,829
Kimco Realty Corp.	31,160	700,165
Kite Realty Group Trust	38,648	948,808
Klepierre SA	17,406	653,459
Link REIT	211,667	981,037
NETSTREIT Corp.	5,795	109,120
NNN REIT, Inc.	20,694	869,769
Phillips Edison & Company, Inc.	8,766	328,024
Realty Income Corp.	42,469	2,598,253
Regency Centers Corp.	7,611	575,848
Saul Centers, Inc.	982	31,994
Scentre Group	422,025	973,750
Simon Property Group, Inc.	15,010	2,799,815
SITE Centers Corp.	3,355	18,117
Tanger, Inc.	7,882	267,830
The Macerich Company	17,918	338,650

240

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Unibail-Rodamco-Westfield (A)	9,857	$1,087,479
Urban Edge Properties	8,882	177,462
Vicinity, Ltd.	316,295	516,000
Whitestone REIT	3,255	52,568
		17,103,538
Specialized REITs – 0.5%
American Tower Corp.	21,607	3,728,936
Crown Castle, Inc.	20,093	1,633,762
CubeSmart	24,845	910,569
Digital Realty Trust, Inc.	14,906	2,686,210
EPR Properties	8,296	414,468
Equinix, Inc.	4,535	4,445,388
Extra Space Storage, Inc.	9,796	1,284,549
Farmland Partners, Inc.	2,716	30,501
Four Corners Property Trust, Inc.	7,382	174,584
Gaming and Leisure Properties, Inc.	30,834	1,368,105
Gladstone Land Corp.	2,336	23,827
Iron Mountain, Inc.	13,655	1,394,722
Lamar Advertising Company, Class A	9,464	1,198,710
National Storage Affiliates Trust	7,712	291,051
Outfront Media, Inc.	10,259	271,864
Public Storage	7,291	1,974,986
Rayonier, Inc.	30,304	624,868
Safehold, Inc.	3,934	53,227
SBA Communications Corp.	4,917	846,265
Smartstop Self Storage REIT, Inc.	3,862	116,941
VICI Properties, Inc.	49,367	1,348,706
Weyerhaeuser Company	33,254	812,395
		25,634,634
		114,788,677
Utilities – 2.9%
Electric utilities – 1.6%
Acciona SA	1,997	525,136
Alliant Energy Corp.	11,873	852,006
American Electric Power Company, Inc.	24,965	3,272,412
BKW AG	1,708	336,749
Chubu Electric Power Company, Inc.	55,192	909,945
CK Infrastructure Holdings, Ltd.	50,963	408,682
CLP Holdings, Ltd.	132,864	1,250,899
Constellation Energy Corp.	14,383	4,016,453
Contact Energy, Ltd.	71,933	382,497
Duke Energy Corp.	35,887	4,699,044
Edison International	17,752	1,299,091
EDP SA	253,895	1,343,535
Elia Group SA/NV (A)	3,530	542,205
Endesa SA	25,698	1,074,018
Enel SpA	658,044	7,194,282
Entergy Corp.	20,893	2,347,537
Evergy, Inc.	10,629	870,728
Eversource Energy	17,308	1,199,098
Exelon Corp.	47,191	2,313,303
FirstEnergy Corp.	24,004	1,216,043
Fortum OYJ	36,296	928,187
Genie Energy, Ltd., B Shares	1,497	21,168
Hawaiian Electric Industries, Inc. (A)	11,354	168,493
Iberdrola SA	520,562	11,917,825
IDACORP, Inc.	5,888	841,807
MGE Energy, Inc.	2,606	201,418
NextEra Energy, Inc.	96,117	8,927,347
NRG Energy, Inc.	9,802	1,432,464
OGE Energy Corp.	22,386	1,073,633
Oklo, Inc. (A)	8,483	420,672
Origin Energy, Ltd.	139,380	1,199,387
Otter Tail Corp.	2,685	235,662
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
PG&E Corp.	101,444	$1,782,371
Pinnacle West Capital Corp.	5,519	556,039
Portland General Electric Company	20,060	1,058,566
Power Assets Holdings, Ltd.	112,070	874,367
PPL Corp.	34,135	1,303,957
Redeia Corp. SA	32,830	556,479
SSE PLC	97,661	3,376,004
Terna - Rete Elettrica Nazionale	113,835	1,301,978
The Kansai Electric Power Company, Inc.	76,673	1,274,771
The Southern Company	50,815	4,904,664
TXNM Energy, Inc.	17,617	1,029,890
Verbund AG	5,509	420,993
Xcel Energy, Inc.	27,289	2,167,838
		84,029,643
Gas utilities – 0.3%
APA Group	106,406	733,000
Atmos Energy Corp.	7,635	1,410,337
Brookfield Infrastructure Corp., Class A	8,384	331,336
Chesapeake Utilities Corp.	1,643	207,626
Hong Kong & China Gas Company, Ltd.	905,846	824,003
Italgas SpA	49,304	574,342
National Fuel Gas Company	10,353	972,768
Naturgy Energy Group SA	21,574	647,660
New Jersey Resources Corp.	17,995	988,285
Northwest Natural Holding Company	2,914	155,083
ONE Gas, Inc.	10,650	917,285
Osaka Gas Company, Ltd.	28,971	1,173,457
RGC Resources, Inc.	632	13,936
Snam SpA	163,147	1,235,909
Southwest Gas Holdings, Inc.	11,776	1,023,334
Spire, Inc.	10,458	946,867
Tokyo Gas Company, Ltd.	25,520	1,201,891
UGI Corp.	23,385	851,682
		14,208,801
Independent power and renewable electricity producers – 0.2%
EDP Renovaveis SA	25,509	408,855
Hallador Energy Company (A)	2,370	38,584
Meridian Energy, Ltd.	106,763	341,760
Montauk Renewables, Inc. (A)	6,044	6,951
Ormat Technologies, Inc.	10,856	1,215,004
Orsted A/S (A)(B)	42,757	1,060,331
RWE AG	51,154	3,441,580
Talen Energy Corp. (A)	4,978	1,589,127
The AES Corp.	32,851	462,871
Vistra Corp.	14,702	2,210,152
		10,775,215
Multi-utilities – 0.7%
Ameren Corp.	12,757	1,402,249
Avista Corp.	5,600	224,784
Black Hills Corp.	13,464	934,536
CenterPoint Energy, Inc.	30,123	1,300,109
Centrica PLC	372,539	1,054,820
CMS Energy Corp.	14,166	1,098,998
Consolidated Edison, Inc.	16,660	1,885,579
Dominion Energy, Inc.	39,385	2,434,781
DTE Energy Company	9,590	1,402,250
E.ON SE	181,645	3,978,291
Engie SA	147,774	4,762,378
National Grid PLC	402,000	6,785,800
NiSource, Inc.	22,118	1,032,026
Northwestern Energy Group, Inc.	10,959	722,636
Public Service Enterprise Group, Inc.	23,049	1,865,817

241

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Sembcorp Industries, Ltd.	72,315	$375,543
Sempra	30,119	2,926,663
Unitil Corp.	1,275	66,606
Veolia Environnement SA	51,006	1,942,615
WEC Energy Group, Inc.	15,027	1,739,676
		37,936,157
Water utilities – 0.1%
American States Water Company	2,685	203,040
American Water Works Company, Inc.	9,008	1,225,899
Cadiz, Inc. (A)	3,713	18,231
California Water Service Group	4,173	189,204
Consolidated Water Company, Ltd.	1,082	35,836
Essential Utilities, Inc.	30,831	1,241,564
Global Water Resources, Inc.	1,382	10,489
H2O America	2,311	135,586
Middlesex Water Company	1,282	66,728
Pure Cycle Corp. (A)	1,596	16,056
Severn Trent PLC	21,924	899,182
The York Water Company	1,039	31,638
United Utilities Group PLC	55,167	961,901
		5,035,354
		151,985,170
TOTAL COMMON STOCKS (Cost $2,192,598,889)		$4,780,885,426
PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	4,424	407,239
Dr. Ing. h.c. F. Porsche AG (C)	9,214	419,737
Porsche Automobil Holding SE	12,386	453,540
Volkswagen AG	16,683	1,706,546
		2,987,062
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	12,970	1,001,921
Health care – 0.0%
Life sciences tools and services – 0.0%
Sartorius AG	2,120	530,460
TOTAL PREFERRED SECURITIES (Cost $5,934,448)		$4,519,443
RIGHTS – 0.0%
CapitaLand Ascendas REIT (Expiration Date: 4-15-26) (A)(E)	10,242	956
Gen Digital, Inc. (Expiration Date: 4-17-27) (A)(E)	1,230	594
M-Tron Industries, Inc. (Expiration Date: 4-15-26) (A)(E)	205	431
Telecom Italia SpA (Expiration Date: 4-30-26; Strike Price: EUR 0.51) (A)	2,024,574	19
TOTAL RIGHTS (Cost $4,797)		$2,000
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
Bed Bath & Beyond, Inc. (Expiration Date: 10-7-26; Strike Price: $15.50) (A)	674	$378
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	186
Xerox Holdings Corp. (Expiration Date: 2-14-28; Strike Price: $8.00) (A)	5,593	506
TOTAL WARRANTS (Cost $0)		$1,070
SHORT-TERM INVESTMENTS – 3.5%
Short-term funds – 3.5%
John Hancock Collateral Trust, 3.6657% (F)(G)	18,471,208	184,743,480
TOTAL SHORT-TERM INVESTMENTS (Cost $184,747,642)		$184,743,480
Total Investments (Strategic Equity Allocation Trust) (Cost $2,383,285,776) – 94.6%		$4,970,151,419
Other assets and liabilities, net – 5.4%		285,087,767
TOTAL NET ASSETS – 100.0%		$5,255,239,186
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $44,425,353.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 3-31-26.
(G)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $46,574,755.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	2,481	Long	Jun 2026	$355,144,107	$359,881,456	$4,737,349
Russell 2000 E-Mini Index Futures	76	Long	Jun 2026	9,530,948	9,546,360	15,412
S&P 500 E-Mini Index Futures	239	Long	Jun 2026	80,391,551	78,520,462	(1,871,089)
242

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	34	Long	Jun 2026	$11,475,782	$11,548,100	$72,318
						$2,953,990

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	4,096,419	DKK	26,569,786	SG	4/7/2026	—	$(13,242)
USD	2,093,991	ILS	6,613,034	SG	4/3/2026	—	(9,190)
USD	1,914,149	NOK	18,650,699	SG	4/7/2026	—	(11,999)
						—	$(34,431)
Derivatives Currency Abbreviations
DKK	Danish Krone
ILS	Israeli New Shekel
NOK	Norwegian Krone
USD	U.S. Dollar
Derivatives Abbreviations
OTC	Over-the-counter
SG	Societe Generale
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 9.0%
U.S. Government – 3.7%
U.S. Treasury Bonds
2.750%, 11/15/2042		$875,000	$665,513
3.000%, 02/15/2049 to 08/15/2052		4,955,000	3,609,335
U.S. Treasury Notes
2.750%, 08/15/2032		2,650,000	2,450,939
3.500%, 02/15/2033		2,390,000	2,299,628
4.250%, 08/15/2035		825,000	821,906
			9,847,321
U.S. Government Agency – 5.3%
Federal Home Loan Mortgage Corp.
5.000%, 01/01/2055 to 12/01/2055		2,173,419	2,157,422
5.500%, 02/01/2055		586,473	596,234
Federal National Mortgage Association
5.000%, 12/01/2054		609,202	606,463
5.500%, 02/01/2054 to 01/01/2055		9,257,880	9,390,146
Government National Mortgage Association
4.000%, 08/20/2052 to 11/20/2052		788,385	743,846
4.500%, 08/20/2052 to 12/20/2052		484,541	470,802
			13,964,913
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $23,786,480)			$23,812,234
FOREIGN GOVERNMENT OBLIGATIONS – 18.6%
Australia – 3.5%
Airservices Australia
2.200%, 05/15/2030	AUD	860,000	525,020
5.400%, 11/15/2028		760,000	527,188
Commonwealth of Australia 4.250%, 03/21/2036		895,000	584,074
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Australia (continued)
New South Wales Treasury Corp.
4.250%, 02/20/2036	AUD	1,555,000	$967,742
4.750%, 09/20/2035		1,680,000	1,090,334
4.750%, 02/20/2037		555,000	355,080
5.250%, 02/24/2038		695,000	458,585
Queensland Treasury Corp.
3.250%, 05/21/2035 (A)	EUR	280,000	318,777
3.375%, 03/18/2036 (A)		415,000	472,760
4.500%, 08/22/2035 (A)	AUD	435,000	277,163
5.250%, 07/21/2036 (A)		640,000	428,489
5.250%, 08/13/2038 (A)		490,000	320,874
South Australian Government Financing Authority 1.750%, 05/24/2034		120,000	62,923
Treasury Corp. of Victoria
2.000%, 11/20/2037		1,380,000	645,564
2.250%, 11/20/2041		775,000	328,307
4.250%, 12/20/2032		690,000	449,063
4.750%, 09/15/2036		1,050,000	672,324
5.000%, 11/20/2040		510,000	315,737
5.250%, 09/15/2038		765,000	499,600
			9,299,604
Brazil – 1.5%
Federative Republic of Brazil
10.000%, 01/01/2027	BRL	10,125,000	1,954,069
10.000%, 01/01/2029		10,990,000	2,008,653
			3,962,722
Canada – 1.5%
CDP Financial, Inc. 4.200%, 12/02/2030	CAD	445,000	331,682
CPPIB Capital, Inc. 2.250%, 12/01/2031 (A)		500,000	338,153

243

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Government of Canada
0.500%, 12/01/2030	CAD	150,000	$95,870
2.750%, 05/01/2027		505,000	363,352
3.500%, 09/01/2029		430,000	314,233
OMERS Finance Trust 3.250%, 01/28/2035 (A)	EUR	250,000	284,558
Province of British Columbia 4.200%, 07/06/2033		$415,000	409,021
Province of Ontario
3.100%, 01/31/2034	EUR	525,000	597,858
3.450%, 06/02/2045	CAD	690,000	422,889
Province of Quebec 4.500%, 09/08/2033		$749,000	751,734
			3,909,350
China – 0.1%
People's Republic of China 2.690%, 08/12/2026	CNY	1,920,000	279,666
Czech Republic – 0.7%
Czech Republic
3.500%, 05/30/2035	CZK	14,430,000	615,013
4.250%, 10/24/2034		14,660,000	663,286
4.500%, 11/11/2032		12,970,000	605,191
			1,883,490
Finland – 0.3%
Kuntarahoitus OYJ 5.630%, 01/11/2027 (B)	NOK	2,000,000	208,752
Republic of Finland 3.000%, 09/15/2033 (A)	EUR	600,000	689,658
			898,410
Germany – 0.1%
Federal Republic of Germany, Zero Coupon 0.000%, 08/15/2031		265,000	266,046
Hungary – 0.7%
Republic of Hungary 6.750%, 07/23/2031	HUF	640,730,000	1,894,272
India – 0.6%
Republic of India
6.010%, 07/21/2030	INR	30,600,000	313,657
6.100%, 07/12/2031		14,760,000	150,133
6.330%, 05/05/2035		39,350,000	398,190
6.450%, 10/07/2029		18,150,000	190,855
7.100%, 04/18/2029		49,780,000	534,234
			1,587,069
Indonesia – 1.3%
Republic of Indonesia
1.100%, 03/12/2033	EUR	146,000	135,586
3.050%, 03/12/2051		$200,000	124,818
4.460%, 03/04/2038	EUR	370,000	403,513
6.375%, 04/15/2032	IDR	17,674,000,000	1,016,064
6.500%, 07/15/2030		10,064,000,000	588,935
6.500%, 02/15/2031		8,005,000,000	467,973
6.625%, 05/15/2033		6,488,000,000	375,662
9.000%, 03/15/2029		3,690,000,000	232,029
			3,344,580
Japan – 0.8%
Government of Japan 0.600%, 12/01/2026	JPY	338,900,000	2,129,645
Malaysia – 0.7%
Government of Malaysia
3.237%, 03/15/2029	MYR	2,620,000	646,109
3.336%, 05/15/2030		2,595,000	638,500
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Malaysia (continued)
Government of Malaysia (continued)
4.232%, 06/30/2031	MYR	2,505,000	$641,403
			1,926,012
Mexico – 0.8%
Government of Mexico
3.875%, 05/16/2031	EUR	745,000	839,517
8.000%, 04/15/2032	MXN	24,270,000	1,284,879
			2,124,396
New Zealand – 2.4%
Government of New Zealand
0.250%, 05/15/2028	NZD	1,630,000	874,236
1.750%, 05/15/2041		855,000	319,515
2.000%, 05/15/2032		1,100,000	552,394
3.500%, 04/14/2033		3,130,000	1,696,284
4.250%, 05/15/2034		3,605,000	2,030,826
4.250%, 05/15/2036		70,000	38,714
4.500%, 05/15/2035		870,000	495,060
New Zealand Local Government Funding Agency 4.700%, 08/01/2028	AUD	470,000	321,848
			6,328,877
Norway – 1.3%
City of Oslo 4.338%, 02/12/2029 (B)	NOK	6,000,000	618,317
Kingdom of Norway
1.250%, 09/17/2031 (A)		6,810,000	599,321
2.125%, 05/18/2032 (A)		16,005,000	1,460,441
3.000%, 08/15/2033 (A)		3,505,000	332,412
3.750%, 06/12/2035 (A)		4,325,000	427,542
			3,438,033
Philippines – 1.7%
Republic of the Philippines
6.000%, 08/20/2030	PHP	43,080,000	690,979
6.250%, 02/28/2029		30,355,000	495,818
6.375%, 07/27/2030		73,380,000	1,188,369
6.500%, 05/19/2029		77,160,000	1,263,106
6.750%, 09/15/2032		48,590,000	790,294
			4,428,566
United Kingdom – 0.6%
Government of the United Kingdom
3.750%, 03/07/2027	GBP	265,000	348,788
4.125%, 07/22/2029		415,000	544,990
4.250%, 07/31/2034		580,000	738,731
			1,632,509
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $50,350,661)			$49,333,247
CORPORATE BONDS – 44.9%
Communication services – 3.9%
Alphabet, Inc.
3.000%, 05/06/2033	EUR	587,000	656,240
4.625%, 11/13/2032	GBP	747,000	959,823
Cellnex Finance Company SA 2.000%, 09/15/2032	EUR	300,000	306,845
Charter Communications Operating LLC
5.125%, 07/01/2049		$1,050,000	806,169
5.750%, 04/01/2048		560,000	467,040
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		280,000	259,485
NBN Company, Ltd.
3.375%, 11/29/2032	EUR	230,000	262,674
5.000%, 08/28/2031	AUD	1,970,000	1,323,074
5.350%, 03/06/2035		720,000	477,972

244

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
News Corp. 3.875%, 05/15/2029 (A)		$950,000	$916,821
Sirius XM Radio LLC
4.125%, 07/01/2030 (A)		191,000	178,839
5.875%, 04/15/2032 (A)		1,248,000	1,239,726
T-Mobile USA, Inc.
2.700%, 03/15/2032		285,000	253,523
2.875%, 02/15/2031		80,000	73,770
Virgin Media Secured Finance PLC 4.250%, 01/15/2030	GBP	280,000	327,209
Vmed O2 UK Financing I PLC
4.250%, 01/31/2031 (A)		$980,000	841,662
4.500%, 07/15/2031 (A)	GBP	335,000	372,074
5.625%, 04/15/2032 (A)	EUR	320,000	339,446
6.750%, 01/15/2033 (A)		$460,000	410,985
			10,473,377
Consumer discretionary – 2.5%
Carnival Corp. 5.750%, 01/15/2030 (A)	EUR	320,000	384,266
Ford Motor Company 3.250%, 02/12/2032		$1,152,000	1,000,571
Ford Motor Credit Company LLC
4.000%, 11/13/2030		255,000	237,303
5.625%, 10/09/2028	GBP	505,000	665,479
6.184%, 08/29/2031		480,000	634,515
General Motors Financial Company, Inc.
5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (C)		$200,000	196,154
6.500%, (6.500% to 9-30-28, then 3 month LIBOR + 3.436%), 09/30/2028 (C)		169,000	166,551
Hilton Domestic Operating Company, Inc. 3.625%, 02/15/2032 (A)		275,000	249,884
NCL Corp., Ltd. 6.750%, 02/01/2032 (A)		475,000	471,396
New Red Finance, Inc. 3.875%, 01/15/2028 (A)		430,000	420,316
Royal Caribbean Cruises, Ltd. 6.000%, 02/01/2033 (A)		959,000	968,581
Travel + Leisure Company
4.500%, 12/01/2029 (A)		370,000	353,808
6.125%, 09/01/2033 (A)		205,000	202,335
Yum! Brands, Inc.
4.625%, 01/31/2032		480,000	458,365
4.750%, 01/15/2030 (A)		373,000	366,777
			6,776,301
Consumer staples – 2.8%
Bimbo Bakeries USA, Inc. 5.375%, 01/09/2036 (A)		695,000	691,532
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)		940,000	946,569
JBS NV
3.625%, 01/15/2032		310,000	287,150
5.750%, 04/01/2033		124,000	127,998
Kraft Heinz Foods Company
3.250%, 03/15/2033	EUR	495,000	545,006
4.375%, 06/01/2046		$1,080,000	844,389
6.875%, 01/26/2039		335,000	362,198
7.125%, 08/01/2039 (A)		350,000	382,355
MARB BondCo PLC 3.950%, 01/29/2031 (A)		545,000	482,678
Mars, Inc. 5.200%, 03/01/2035 (A)		405,000	408,856
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Performance Food Group, Inc. 5.625%, 03/01/2034 (A)		$410,000	$395,442
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		255,000	237,102
6.250%, 10/15/2034 (A)		328,000	321,180
6.375%, 03/01/2033 (A)		935,000	921,108
6.500%, 03/15/2036 (A)		435,000	426,005
			7,379,568
Energy – 7.6%
Aker BP ASA 5.125%, 10/01/2034 (A)		420,000	411,026
BP Capital Markets PLC 6.000%, (6.000% to 2-19-30, then 5 Year United Kingdom Gilt Rate + 1.731% to 2-19-35, then 5 Year United Kingdom Gilt Rate + 1.981% to 2-19-50, then 5 Year United Kingdom Gilt Rate + 2.731%), 11/19/2029 (C)	GBP	490,000	647,623
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	280,000	201,070
5.400%, 06/15/2047		$557,000	504,176
6.750%, 11/15/2039		1,716,000	1,868,641
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (A)		380,000	400,393
Continental Resources, Inc.
2.875%, 04/01/2032 (A)		1,341,000	1,174,573
5.750%, 01/15/2031 (A)		680,000	693,029
Enbridge, Inc.
7.200%, (7.200% to 6-27-34, then 5 Year CMT + 2.970%), 06/27/2054		455,000	478,552
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084		830,000	933,814
Energy Transfer LP
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (C)		585,000	595,428
8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054		855,000	895,522
EQT Corp.
3.625%, 05/15/2031 (A)		1,065,000	993,149
5.750%, 02/01/2034		245,000	252,579
Long Ridge Energy LLC 8.750%, 02/15/2032 (A)		370,000	388,172
MC Brazil Downstream Trading Sarl 7.250%, 06/30/2031 (A)		294,504	265,436
Occidental Petroleum Corp.
6.200%, 03/15/2040		840,000	857,921
6.450%, 09/15/2036		140,000	149,590
7.500%, 05/01/2031		265,000	294,950
Ovintiv, Inc.
6.500%, 08/15/2034		855,000	911,209
6.500%, 02/01/2038		620,000	649,553
Phillips 66 Company 6.200%, (6.200% to 3-15-36, then 5 Year CMT + 2.166%), 03/15/2056		295,000	293,675
QatarEnergy 3.300%, 07/12/2051 (A)		315,000	202,990
SM Energy Company 8.750%, 07/01/2031 (A)		865,000	904,178

245

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
South Bow Canadian Infrastructure Holdings, Ltd. 7.500%, (7.500% to 3-1-35, then 5 Year CMT + 3.667%), 03/01/2055		$445,000	$463,327
Sunoco LP 7.875%, (7.875% to 9-18-30, then 5 Year CMT + 4.230%), 09/18/2030 (A)(C)		610,000	622,826
The Williams Companies, Inc. 5.300%, 09/30/2035		618,000	617,423
TransCanada PipeLines, Ltd.
6.200%, 10/15/2037		443,000	470,035
7.000%, (7.000% to 6-1-30, then 5 Year CMT + 2.614%), 06/01/2065		675,000	685,234
7.250%, 08/15/2038		150,000	170,931
Transcanada Trust 5.600%, (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%), 03/07/2082		740,000	725,494
Var Energi ASA 6.500%, 05/22/2035 (A)		470,000	493,839
Venture Global LNG, Inc. 9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (A)(C)		930,000	926,323
			20,142,681
Financials – 13.4%
American International Group, Inc. 8.175%, (8.175% to 5-15-38, then 3 month LIBOR + 4.195%), 05/15/2058		1,200,000	1,276,977
Asian Infrastructure Investment Bank 7.000%, 03/01/2029	INR	61,900,000	634,984
Bank of America Corp. 6.625%, (6.625% to 5-1-30, then 5 Year CMT + 2.684%), 05/01/2030 (C)		$1,100,000	1,127,770
Bank of Montreal
6.875%, (6.875% to 11-26-30, then 5 Year CMT + 2.976%), 11/26/2085		510,000	514,672
7.300%, (7.300% to 11-26-34, then 5 Year CMT + 3.010%), 11/26/2084		1,610,000	1,647,833
7.325%, (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%), 11/26/2082	CAD	1,180,000	887,065
Barclays PLC 7.625%, (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%), 03/15/2035 (C)		$508,000	512,928
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	465,000	412,500
BNP Paribas SA
6.875%, (6.875% to 12-15-33, then 5 Year CMT + 2.853%), 12/15/2033 (A)(C)		$435,000	420,336
7.375%, (7.375% to 9-10-34, then 5 Year CMT + 3.535%), 09/10/2034 (A)(C)		370,000	371,001
Canadian Imperial Bank of Commerce
6.500%, (6.500% to 7-28-31, then 5 Year CMT + 2.727%), 07/28/2086		515,000	503,399
7.000%, (7.000% to 10-28-30, then 5 Year CMT + 3.000%), 10/28/2085		600,000	606,359
ConnectOne Bancorp, Inc. 8.125%, (8.125% to 6-1-30, then 3 month CME Term SOFR + 4.415%), 06/01/2035		370,000	383,875
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
European Bank for Reconstruction & Development 6.300%, 10/26/2027	INR	13,400,000	$137,370
Fidelity National Information Services, Inc. 2.899%, (3 month EURIBOR + 0.850%), 03/10/2028 (B)	EUR	285,000	329,739
First Citizens BancShares, Inc.
6.254%, (6.254% to 3-12-35, then 5 Year CMT + 1.970%), 03/12/2040		$625,000	611,127
7.000%, (7.000% to 12-15-30, then 5 Year CMT + 3.301%), 12/15/2030 (C)		1,240,000	1,241,187
First Financial Bancorp 6.375%, (6.375% to 12-1-30, then 3 month CME Term SOFR + 3.000%), 12/01/2035		355,000	355,860
First Interstate BancSystem, Inc. 7.625%, (7.625% to 6-15-30, then 3 month CME Term SOFR + 3.980%), 06/15/2035		245,000	259,088
Five Star Bancorp 6.000%, (6.000% to 9-1-27, then Overnight SOFR + 3.290%), 09/01/2032 (A)		160,000	154,641
Flagstar Bank NA 6.707%, (3 month CME Term SOFR + 3.042%), 11/06/2028 (B)(D)		240,000	233,310
HSBC Holdings PLC
5.235%, (Overnight SOFR + 1.570%), 05/13/2031 (B)		940,000	947,473
6.950%, (6.950% to 2-27-32, then 5 Year CMT + 2.635%), 08/27/2031 (C)		359,000	358,217
7.000%, (7.000% to 3-24-36, then 5 Year CMT + 2.798%), 09/24/2035 (C)		630,000	623,753
7.050%, (7.050% to 12-5-30, then 5 Year CMT + 2.987%), 06/05/2030 (C)		200,000	201,472
Huntington Bancshares, Inc. 6.250%, (6.250% to 10-15-30, then 5 Year CMT + 2.653%), 10/15/2030 (C)		1,376,000	1,355,774
ING Groep NV 7.000%, (7.000% to 11-16-32, then 5 Year SOFR ICE Swap Rate + 3.594%), 11/16/2032 (C)		480,000	479,300
Inter-American Development Bank 7.350%, 10/06/2030	INR	44,000,000	454,607
International Bank for Reconstruction & Development
1.200%, 08/08/2034	EUR	566,000	561,970
6.500%, 04/17/2030	INR	35,000,000	349,523
6.850%, 04/24/2028		36,500,000	375,126
International Development Association 1.750%, 02/17/2027	NOK	1,110,000	111,831
Lloyds Banking Group PLC 6.625%, (6.625% to 9-27-35, then 5 Year CMT + 2.681%), 09/27/2035 (C)		$745,000	711,318
MSCI, Inc.
3.625%, 09/01/2030 (A)		485,000	458,421
3.625%, 11/01/2031 (A)		344,000	318,229
5.150%, 03/15/2036		510,000	493,977
Nordic Investment Bank 4.000%, 11/04/2026	NOK	2,000,000	205,664

246

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Pinnacle Bank 5.957%, (5.957% to 1-15-31, then 5 Year CMT + 2.300%), 01/15/2036		$760,000	$752,671
Popular, Inc. 7.250%, 03/13/2028		415,000	429,926
Provident Financial Services, Inc. 9.000%, (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%), 05/15/2034		340,000	355,189
Royal Bank of Canada
4.200%, (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%), 02/24/2027 (C)	CAD	1,415,000	984,641
6.350%, (6.350% to 11-24-34, then 5 Year CMT + 2.257%), 11/24/2084		$765,000	729,810
6.500%, (6.500% to 5-24-33, then 5 Year CMT + 2.450%), 05/24/2086		1,210,000	1,179,491
6.750%, (6.750% to 8-24-30, then 5 Year CMT + 2.815%), 08/24/2085		290,000	291,061
7.500%, (7.500% to 5-2-29, then 5 Year CMT + 2.887%), 05/02/2084		200,000	204,809
Simmons First National Corp. 6.250%, (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%), 10/01/2035		460,000	459,590
Societe Generale SA
7.125%, (7.125% to 1-15-36, then 5 Year CMT + 2.946%), 07/15/2035 (A)(C)		435,000	418,164
8.125%, (8.125% to 5-21-30, then 5 Year CMT + 3.790%), 11/21/2029 (A)(C)		865,000	890,318
South State Bank NA 8.375%, (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%), 08/15/2034		400,000	423,000
Southside Bancshares, Inc. 7.000%, (7.000% to 8-15-30, then 3 month CME Term SOFR + 3.570%), 08/15/2035		530,000	536,156
Standard Chartered PLC 7.000%, (7.000% to 5-14-36, then 5 Year CMT + 2.873%), 11/14/2035 (A)(C)		460,000	451,268
The Bank of Nova Scotia
6.875%, (6.875% to 10-27-35, then 5 Year CMT + 2.734%), 10/27/2085		1,115,000	1,095,329
8.625%, (8.625% to 10-27-27, then 5 Year CMT + 4.389%), 10/27/2082		705,000	732,763
The PNC Financial Services Group, Inc. 3.400%, (3.400% to 9-15-26, then 5 Year CMT + 2.595%), 09/15/2026 (C)		430,000	423,203
The Toronto-Dominion Bank 8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082		780,000	804,699
U.S. Bancorp 3.700%, (3.700% to 1-15-27, then 5 Year CMT + 2.541%), 01/15/2027 (C)		297,000	291,128
UBS Group AG
7.000%, (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%), 01/08/2036 (A)(C)		1,630,000	1,575,754
7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (A)(C)		825,000	809,218
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company 3.900%, (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%), 07/22/2032	EUR	400,000	$465,733
Western Alliance Bancorp 3.000%, (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.250%), 06/15/2031		$512,000	490,614
			35,423,211
Health care – 1.9%
Allergan Funding SCS 2.625%, 11/15/2028	EUR	300,000	334,002
Centene Corp.
2.500%, 03/01/2031		$500,000	419,577
3.000%, 10/15/2030		1,145,000	1,003,431
3.375%, 02/15/2030		970,000	876,238
4.625%, 12/15/2029		145,000	137,646
HCA, Inc. 5.600%, 04/01/2034		995,000	1,016,136
Rede D'Or Finance Sarl
4.500%, 01/22/2030 (A)		207,000	197,202
4.950%, 01/17/2028 (A)		200,000	197,646
Teva Pharmaceutical Finance Netherlands II BV 4.375%, 05/09/2030	EUR	470,000	543,905
Teva Pharmaceutical Finance Netherlands III BV 4.100%, 10/01/2046		$337,000	249,812
			4,975,595
Industrials – 3.8%
AECOM 6.000%, 08/01/2033 (A)		800,000	799,121
AerCap Ireland Capital DAC
6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056		570,000	570,587
6.950%, (6.950% to 3-10-30, then 5 Year CMT + 2.720%), 03/10/2055		710,000	726,669
Airbus SE 1.625%, 06/09/2030	EUR	140,000	151,669
American Airlines, Inc. 5.750%, 04/20/2029 (A)		$1,235,000	1,228,245
CACI International, Inc. 6.375%, 06/15/2033 (A)		440,000	447,887
DAE Funding LLC 3.375%, 03/20/2028 (A)		200,000	192,224
JetBlue Airways Corp. 9.875%, 09/20/2031 (A)		705,000	666,266
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	130,000	144,360
Stanley Black & Decker, Inc. 6.707%, (6.707% to 3-15-30, then 5 Year CMT + 2.657%), 03/15/2060		$1,455,000	1,421,001
The Boeing Company 5.805%, 05/01/2050		510,000	493,030
TransDigm, Inc.
6.250%, 01/31/2034 (A)		160,000	161,765
6.750%, 01/31/2034 (A)		355,000	359,652
7.125%, 12/01/2031 (A)		1,274,000	1,314,967
Uber Technologies, Inc. 4.800%, 09/15/2034		280,000	274,122
United Airlines, Inc. 4.625%, 04/15/2029 (A)		225,000	220,753
United Rentals North America, Inc.
3.875%, 02/15/2031		640,000	601,644

247

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Rentals North America, Inc. (continued)
4.000%, 07/15/2030		$400,000	$379,948
			10,153,910
Information technology – 1.1%
Cloud Software Group, Inc. 6.625%, 08/15/2033 (A)		938,000	833,952
CoreWeave, Inc. 9.250%, 06/01/2030 (A)		1,095,000	1,063,967
Dell International LLC 8.350%, 07/15/2046		421,000	521,107
Gartner, Inc. 3.750%, 10/01/2030 (A)		425,000	386,447
			2,805,473
Materials – 2.2%
Cleveland-Cliffs, Inc.
6.750%, 04/15/2030 (A)		1,210,000	1,179,742
7.375%, 05/01/2033 (A)		1,030,000	1,007,618
7.625%, 01/15/2034 (A)		665,000	649,683
Corp. Nacional del Cobre de Chile
4.875%, 11/04/2044 (A)		345,000	292,569
6.440%, 01/26/2036 (A)		332,000	349,871
Freeport-McMoRan, Inc. 5.450%, 03/15/2043		1,820,000	1,721,877
Quikrete Holdings, Inc.
6.375%, 03/01/2032 (A)		340,000	344,761
6.750%, 03/01/2033 (A)		205,000	208,206
			5,754,327
Real estate – 1.2%
American Tower Corp. 3.625%, 05/30/2032	EUR	255,000	290,359
American Tower Trust I 5.490%, 03/15/2028 (A)		$400,000	404,437
BW Real Estate, Inc. 9.500%, (9.500% to 3-30-30, then 5 Year CMT + 5.402%), 03/30/2030 (A)(C)		81,000	81,101
SBA Tower Trust 6.599%, 01/15/2028 (A)		525,000	533,877
VICI Properties LP
4.125%, 08/15/2030 (A)		720,000	689,507
5.125%, 05/15/2032		354,000	348,853
5.625%, 04/01/2035		735,000	731,570
			3,079,704
Utilities – 4.5%
American Electric Power Company, Inc. 6.950%, (6.950% to 12-15-34, then 5 Year CMT + 2.675%), 12/15/2054		1,075,000	1,139,341
CMS Energy Corp. 6.500%, (6.500% to 6-1-35, then 5 Year CMT + 1.961%), 06/01/2055		215,000	218,878
Dominion Energy, Inc.
6.625%, (6.625% to 5-15-35, then 5 Year CMT + 2.207%), 05/15/2055		730,000	741,175
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055		555,000	571,190
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054		615,000	650,479
Duke Energy Corp. 6.450%, (6.450% to 9-1-34, then 5 Year CMT + 2.588%), 09/01/2054		200,000	206,528
Emera US Finance LLC 6.850%, (6.850% to 10-1-36, then 5 Year CMT + 2.648%), 10/01/2056		957,000	958,157
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
EUSHI Finance, Inc.
6.250%, (6.250% to 4-1-31, then 5 Year CMT + 2.509%), 04/01/2056	$735,000	$721,513
7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054	250,000	258,043
Eversource Energy 6.350%, (6.350% to 8-15-36, then 5 Year CMT + 2.325%), 08/15/2056	865,000	853,284
Exelon Corp. 6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055	930,000	948,193
NextEra Energy Capital Holdings, Inc. 6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055	310,000	319,897
NRG Energy, Inc. 6.000%, 01/15/2036 (A)	570,000	564,817
Sempra 6.550%, (6.550% to 4-1-35, then 5 Year CMT + 2.138%), 04/01/2055	530,000	527,632
Spire, Inc. 6.450%, (6.450% to 6-1-36, then 5 Year CMT + 2.327%), 06/01/2056	305,000	304,206
The AES Corp. 7.600%, (7.600% to 1-15-30, then 5 Year CMT + 3.201%), 01/15/2055	2,305,000	2,286,371
The Southern Company 6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055	685,000	704,553
		11,974,257
TOTAL CORPORATE BONDS (Cost $120,547,112)		$118,938,404
CONVERTIBLE BONDS – 1.9%
Consumer discretionary – 0.2%
Burlington Stores, Inc. 1.250%, 12/15/2027	400,000	660,000
Utilities – 1.7%
CenterPoint Energy, Inc. 3.000%, 08/01/2028 (A)	1,205,000	1,272,659
CMS Energy Corp. 3.125%, 05/01/2031 (A)	495,000	507,870
Duke Energy Corp. 3.000%, 03/15/2029 (A)	570,000	573,135
Exelon Corp. 3.250%, 03/15/2029 (A)	525,000	542,628
FirstEnergy Corp. 3.875%, 01/15/2031 (A)	610,000	703,330
The Southern Company 3.250%, 06/15/2028 (A)	340,000	345,916
TXNM Energy, Inc. 5.750%, 06/01/2054	435,000	578,822
		4,524,360
TOTAL CONVERTIBLE BONDS (Cost $4,654,347)		$5,184,360
TERM LOANS (E) – 9.8%
Communication services – 0.7%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 1.750%) 5.450%, 09/30/2031	566,000	564,302
Oak-Eagle Acquireco, Inc., USD Term Loan B 03/24/2033 TBD (F)	680,000	675,750

248

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Communication services (continued)
TKO Worldwide Holdings LLC, 2025 Term Loan (3 month CME Term SOFR + 2.000%) 5.664%, 11/21/2031	$613,694	$612,908
		1,852,960
Consumer discretionary – 2.3%
Aramark Services, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 1.750%) 5.418%, 04/06/2028	129,000	129,000
Aramark Services, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.750%) 5.418%, 06/22/2030	463,570	463,570
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%) 6.418%, 01/28/2032	1,034,800	1,031,178
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 6.918%, 01/23/2032	1,536,078	1,531,469
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 5.429%, 11/08/2030	540,000	540,675
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%) 5.544%, 03/15/2028	399,058	399,724
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%) 5.418%, 09/20/2030	1,082,214	1,079,108
Travel + Leisure Company, 2025 Repriced Term Loan (1 month CME Term SOFR + 2.000%) 5.668%, 12/14/2029	1,012,520	1,009,361
		6,184,085
Consumer staples – 0.5%
Opal US LLC, USD Term Loan B4 (3 month CME Term SOFR + 3.000%) 6.700%, 04/28/2032	1,278,575	1,277,245
Energy – 0.5%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 1.750%) 5.425%, 02/11/2030	876,690	875,594
Long Ridge Energy LLC, Term Loan B (3 month CME Term SOFR + 4.500%) 8.200%, 02/19/2032	538,458	531,728
		1,407,322
Financials – 0.1%
Superannuation & Investments US LLC, 2026 Term Loan (1 month CME Term SOFR + 2.500%) 6.168%, 12/01/2028	276,873	276,458
Health care – 0.9%
Hopper Merger Sub, Inc., 2026 Term Loan B 01/14/2033 TBD (F)	975,000	962,813
Medline Borrower LP, 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%) 5.418%, 10/23/2030	1,414,803	1,416,345
		2,379,158
Industrials – 2.7%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%) 5.918%, 04/20/2028	216,613	214,278
AAdvantage Loyalty IP, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.750%) 6.418%, 05/28/2032	675,798	668,702
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Industrials (continued)
Advanced Drainage Systems, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.625%) 5.298%, 02/28/2033	$120,000	$120,376
AECOM, 2026 Term Loan B (1 month CME Term SOFR + 1.500%) 5.168%, 04/18/2031	528,958	529,784
AS Mileage Plan IP, Ltd., 2025 Repriced Term Loan B (3 month CME Term SOFR + 1.750%) 5.418%, 10/15/2031	398,300	395,643
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%) 5.418%, 10/30/2031	820,446	820,101
Clean Harbors, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.500%) 5.168%, 10/08/2032	503,738	506,760
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%) 5.668%, 10/31/2031	232,246	232,142
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%) 5.668%, 10/31/2031	88,339	88,299
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%) 7.668%, 05/21/2032	748,125	744,758
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%) 8.435%, 08/27/2029	690,220	626,029
Lsf12 Helix Parent LLC, USD Term Loan B (1 month CME Term SOFR + 3.500%) 7.168%, 02/10/2033	790,444	778,983
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%) 6.168%, 02/28/2031	229,002	228,977
TransDigm, Inc., 2024 Term Loan L (1 month CME Term SOFR + 2.500%) 6.168%, 01/19/2032	141,165	141,119
TransDigm, Inc., 2025 Term Loan K (1 month CME Term SOFR + 2.250%) 5.918%, 03/22/2030	82,647	82,625
United Airlines, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%) 5.431%, 02/22/2031	614,725	612,038
United Rentals North America, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 1.500%) 5.168%, 02/14/2031	300,728	301,555
		7,092,169
Information technology – 0.8%
Clearwater Analytics LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.000%) 5.675%, 04/21/2032	716,400	715,505
Cloud Software Group, Inc., 2025 Term Loan B (2031) (3 month CME Term SOFR + 3.250%) 6.950%, 03/21/2031	913,448	833,978
Kaseya, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%) 6.918%, 03/22/2032	583,120	543,030
		2,092,513
Materials – 0.8%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 6.918%, 04/01/2032	682,166	635,438

249

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Materials (continued)
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 5.918%, 02/10/2032		$1,444,733	$1,441,121
			2,076,559
Utilities – 0.5%
NRG Energy, Inc., 2024 Term Loan (3 month CME Term SOFR + 1.750%) 5.521%, 04/16/2031		1,320,195	1,321,634
TOTAL TERM LOANS (Cost $26,278,714)			$25,960,103
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.6%
Commercial and residential – 3.2%
A&D Mortgage Trust Series 2026-NQM2, Class A3 (5.165% to 2-1-30, then 6.165% thereafter) 5.165%, 03/25/2071 (A)		462,661	457,150
Angel Oak Mortgage Trust LLC Series 2026-1, Class A1 4.747%, 02/25/2071 (A)(G)		605,259	599,713
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(G)		111,816	109,056
BOCA Commercial Mortgage Trust Series 2025-BOCA, Class A (1 month CME Term SOFR + 1.600%) 5.273%, 12/15/2042 (A)(B)		275,000	275,172
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%), 4.708%, 12/15/2038 (A)(B)		215,938	215,803
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%), 5.064%, 03/15/2041 (A)(B)		489,029	489,589
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)		325,000	326,171
Series 2025-VOLT, Class D (1 month CME Term SOFR + 2.750%), 6.423%, 12/15/2044 (A)(B)		235,000	233,311
Citigroup Commercial Mortgage Trust Series 2023-SMRT, Class A 5.820%, 10/12/2040 (A)(G)		260,000	265,018
Cross Mortgage Trust
Series 2026-NQM1, Class A1, 4.699%, 02/25/2061 (A)(G)		492,057	486,939
Series 2026-NQM4, Class A1, 5.485%, 04/25/2071 (A)(G)		410,000	409,994
Firstmac Mortgage Funding Trust No. 4 Series 2024-4, Class A1 (1 month BBSW + 1.080%) 5.136%, 02/18/2056 (B)	AUD	536,409	370,151
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (A)		$2,531,335	40,859
Series 2007-4, Class ES IO, 0.350%, 07/19/2037		2,560,094	38,706
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)		2,787,890	47,987
InTown Mortgage Trust
Series 2025-STAY, Class B (1 month CME Term SOFR + 1.750%), 5.423%, 03/15/2042 (A)(B)		340,000	339,363
Series 2025-STAY, Class C (1 month CME Term SOFR + 2.250%), 5.923%, 03/15/2042 (A)(B)		285,000	284,466
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Life Mortgage Trust Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) 5.466%, 05/15/2039 (A)(B)		$740,000	$678,950
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM2, Class A1 4.734%, 01/26/2071 (A)(G)		466,213	461,727
Mortgage House RMBS Prime Series 2024-2, Class A1L (1 month BBSW + 1.100%) 5.051%, 05/13/2057 (B)	AUD	349,599	241,459
New Residential Mortgage Loan Trust Series 2026-NQM4, Class A2 (5.206% to 3-1-30, then 6.206% thereafter) 5.206%, 02/25/2066 (A)		$100,000	99,455
NYC Commercial Mortgage Trust Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) 4.885%, 02/15/2042 (A)(B)		280,000	278,250
Progress Residential Trust Series 2026-SFR1, Class D 4.000%, 02/17/2043 (A)		380,000	353,783
ROCK Trust Series 2024-CNTR, Class D 7.109%, 11/13/2041 (A)		605,000	628,707
SCOTT Trust Series 2023-SFS, Class AS 6.204%, 03/10/2040 (A)		165,000	167,824
SLG Office Trust Series 2026-OMA, Class E 6.956%, 04/15/2041 (A)(G)		540,000	542,228
Verus Securitization Trust Series 2024-1, Class A1 (5.712% to 1-1-28, then 6.712% thereafter) 5.712%, 01/25/2069 (A)		99,345	99,555
			8,541,386
U.S. Government Agency – 2.4%
Federal Home Loan Mortgage Corp.
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%), 5.862%, 05/25/2042 (A)(B)		134,509	135,552
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 7.012%, 05/25/2042 (A)(B)		860,000	878,275
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%), 5.812%, 09/25/2042 (A)(B)		120,231	120,477
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%), 6.162%, 03/25/2052 (A)(B)		119,745	120,157
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%), 5.662%, 03/25/2044 (A)(B)		730,000	737,176
Series 2025-DNA4, Class M2 (30 day Average SOFR + 1.550%), 5.212%, 10/25/2045 (A)(B)		275,000	274,830
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%), 5.312%, 02/25/2045 (A)(B)		420,000	420,252
Series 2025-MN12, Class B1 (30 day Average SOFR + 4.500%), 8.162%, 11/25/2045 (A)(B)		695,000	711,290

250

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2026-MN13, Class M2 (30 day Average SOFR + 2.950%), 6.622%, 03/25/2046 (A)(B)	$335,000	$334,996
Federal National Mortgage Association
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%), 9.862%, 11/25/2041 (A)(B)	285,000	291,485
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%), 6.662%, 04/25/2042 (A)(B)	575,000	583,175
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%), 6.162%, 09/25/2042 (A)(B)	324,250	327,334
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 7.562%, 04/25/2043 (A)(B)	195,000	204,159
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 6.362%, 07/25/2043 (A)(B)	245,000	250,353
Series 2025-R02, Class 1M2 (30 day Average SOFR + 1.600%), 5.262%, 02/25/2045 (A)(B)	445,000	445,402
Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%), 5.512%, 09/25/2045 (A)(B)	335,000	339,011
		6,173,924
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,532,870)		$14,715,310
ASSET-BACKED SECURITIES – 2.1%
AutoNation Finance Trust
Series 2025-1A, Class C 5.190%, 12/10/2030 (A)	65,000	65,892
Series 2025-1A, Class D 5.630%, 09/10/2032 (A)	170,000	172,092
Series 2026-1A, Class D 5.070%, 01/11/2034 (A)	290,000	288,070
Consolidated Communications LLC Series 2025-4A, Class A2 5.522%, 12/20/2055 (A)	475,000	477,834
DataBank Issuer LLC Series 2026-1A, Class B 6.493%, 02/25/2056 (A)	255,000	253,311
DB Master Finance LLC Series 2025-1A, Class A2II 5.165%, 08/20/2055 (A)	264,338	260,303
Domino's Pizza Master Issuer LLC Series 2025-1A, Class A2II 5.217%, 07/25/2055 (A)	175,000	173,978
Driven Brands Funding LLC Series 2020-2A, Class A2 3.237%, 01/20/2051 (A)	352,174	330,337
Flexential Issuer LLC Series 2025-2A, Class A2 6.460%, 10/25/2060 (A)	250,000	247,897
Jersey Mike's Funding LLC
Series 2024-1A, Class A2 5.636%, 02/15/2055 (A)	801,900	810,975
Series 2026-1A, Class A2 5.481%, 02/15/2056 (A)	505,000	496,306
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class B 5.590%, 08/20/2055 (A)	$480,000	$480,970
Series 2025-4A, Class C 7.112%, 12/20/2055 (A)	265,000	262,891
Taco Bell Funding LLC Series 2025-1A, Class A2II 5.049%, 08/25/2055 (A)	505,000	493,188
VB-S1 Issuer LLC Series 2026-1A, Class F 6.843%, 03/15/2056 (A)	455,000	456,921
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (A)	310,000	312,837
TOTAL ASSET-BACKED SECURITIES (Cost $5,617,993)		$5,583,802
PREFERRED SECURITIES – 5.4%
Financials – 2.7%
Bank of Hawaii Corp., 8.000%	18,200	477,750
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	45,950	1,142,317
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	39,675	1,033,931
First Busey Corp., 8.250%	16,925	428,033
First Citizens BancShares, Inc., 6.625% (6.625% to 3-15-31, then 5 Year CMT + 2.830%) (D)(H)	49,250	1,217,460
First Horizon Corp., 6.750%	25,600	633,600
Huntington Bancshares, Inc., 4.500%	99	1,687
Live Oak Bancshares, Inc., 8.375%	13,025	325,625
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%) (D)	25,250	644,128
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	37,475	938,749
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	14,525	374,309
		7,217,589
Industrials – 0.7%
QXO, Inc., 5.500%	23,550	1,295,015
The Boeing Company, 6.000%	9,000	583,920
		1,878,935
Information technology – 0.7%
Hewlett Packard Enterprise Company, 7.625%	9,000	580,590
Oracle Corp., 6.500%	25,650	1,154,507
		1,735,097
Utilities – 1.3%
NextEra Energy, Inc., 7.375%	38,183	1,917,932
PPL Corp., 7.000%	13,495	692,159
The Southern Company, 7.125%	18,200	935,480
		3,545,571
TOTAL PREFERRED SECURITIES (Cost $14,037,048)		$14,377,192

251

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 2.6%
John Hancock Collateral Trust, 3.6657% (I)(J)	680,762	$6,808,775
TOTAL SHORT-TERM INVESTMENTS (Cost $6,808,483)		$6,808,775
Total Investments (Strategic Income Opportunities Trust) (Cost $266,613,708) – 99.9%		$264,713,427
Other assets and liabilities, net – 0.1%		207,035
TOTAL NET ASSETS – 100.0%		$264,920,462
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CME	CME Group Published Rates
Strategic Income Opportunities Trust (continued)
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $70,453,277 or 26.6% of the fund's net assets as of 3-31-26.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $1,100,584.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	The rate shown is the annualized seven-day yield as of 3-31-26.
(J)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,129,734.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	14	Long	Jun 2026	$2,074,369	$2,029,064	$(45,305)
10-Year Canada Government Bond Futures	5	Short	Jun 2026	(439,969)	(431,349)	8,620
10-Year U.S. Treasury Note Futures	76	Short	Jun 2026	(8,455,124)	(8,439,563)	15,561
Euro-BTP Italian Government Bond Futures	16	Short	Jun 2026	(2,229,946)	(2,150,436)	79,510
Euro-OAT Futures	11	Short	Jun 2026	(1,550,957)	(1,509,066)	41,891
U.S. Treasury Long Bond Futures	24	Short	Jun 2026	(2,744,304)	(2,733,000)	11,304
						$111,581

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,281,750	NZD	1,531,063	BARC	4/21/2026	$3,768	—
AUD	1,281,750	NZD	1,531,072	JPM	4/21/2026	3,763	—
AUD	823,392	USD	576,695	ANZ	6/17/2026	—	$(9,227)
AUD	1,407,251	USD	973,044	CITI	6/17/2026	—	(3,189)
AUD	3,083,976	USD	2,168,314	UBS	6/17/2026	—	(42,887)
CAD	2,808,333	EUR	1,768,249	CITI	4/21/2026	—	(25,104)
CAD	2,035,988	EUR	1,268,750	HUS	4/21/2026	—	(2,933)
CAD	2,032,984	EUR	1,268,750	JPM	4/21/2026	—	(5,094)
CAD	6,097,139	EUR	3,806,250	SCB	4/21/2026	—	(16,587)
CAD	3,555,639	USD	2,575,834	BARC	4/21/2026	—	(17,587)
CLP	1,883,212,164	CAD	2,817,914	CITI	4/21/2026	6,414	—
252

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CLP	659,767,295	EUR	617,760	SSB	4/21/2026	—	$(2,130)
EUR	617,760	CLP	652,971,939	CITI	4/21/2026	$9,469	—
EUR	2,792,500	USD	3,216,365	JPM	5/6/2026	16,555	—
EUR	1,396,250	USD	1,600,985	UBS	5/6/2026	15,475	—
EUR	4,193,217	USD	4,872,940	BARC	6/17/2026	—	(9,368)
EUR	1,234,299	USD	1,427,503	CITI	6/17/2026	4,119	—
EUR	1,359,360	USD	1,576,028	HUS	6/17/2026	648	—
EUR	1,642,101	USD	1,900,997	JPM	6/17/2026	3,621	—
EUR	58,748	USD	68,008	MSI	6/17/2026	132	—
EUR	1,087,488	USD	1,258,688	SSB	6/17/2026	2,653	—
JPY	613,751,404	USD	3,867,500	JPM	4/21/2026	6,002	—
KRW	6,187,399,060	USD	4,151,864	SSB	4/21/2026	—	(36,655)
MXN	18,181,603	USD	1,015,420	RBC	6/17/2026	—	(7,224)
MXN	11,363,537	USD	628,393	SSB	6/17/2026	1,732	—
NOK	19,234,625	USD	1,972,577	JPM	6/17/2026	12,763	—
NZD	7,663,908	USD	4,481,608	SCB	4/21/2026	—	(74,805)
USD	9,386,924	AUD	13,144,357	MSI	6/17/2026	328,044	—
USD	1,056,184	AUD	1,536,558	UBS	6/17/2026	—	(2,788)
USD	2,575,833	CAD	3,535,571	CITI	4/21/2026	32,026	—
USD	3,991,568	CAD	5,401,287	CITI	6/17/2026	95,895	—
USD	3,223,104	EUR	2,792,500	BARC	5/6/2026	—	(9,817)
USD	3,229,534	EUR	2,792,500	BNY	5/6/2026	—	(3,387)
USD	1,606,622	EUR	1,396,250	GSI	5/6/2026	—	(9,839)
USD	1,612,438	EUR	1,396,250	HUS	5/6/2026	—	(4,022)
USD	3,217,499	EUR	2,792,500	JPM	5/6/2026	—	(15,422)
USD	3,211,551	EUR	2,792,500	RBC	5/6/2026	—	(21,369)
USD	1,607,860	EUR	1,396,250	TD	5/6/2026	—	(8,601)
USD	23,546,569	EUR	20,245,291	BARC	6/17/2026	64,729	—
USD	23,098	EUR	19,972	BNY	6/17/2026	—	(67)
USD	2,892,515	EUR	2,506,086	CITI	6/17/2026	—	(14,211)
USD	1,443,907	EUR	1,253,043	GSI	6/17/2026	—	(9,456)
USD	3,387,533	EUR	2,917,220	HUS	6/17/2026	3,947	—
USD	4,561,055	EUR	3,916,330	JPM	6/17/2026	18,635	—
USD	538,678	EUR	466,163	RBC	6/17/2026	—	(2,008)
USD	1,700,987	EUR	1,457,710	SCB	6/17/2026	10,238	—
USD	2,959,544	EUR	2,551,684	UBS	6/17/2026	—	(70)
USD	4,515,057	GBP	3,397,302	HUS	4/21/2026	18,511	—
USD	5,795,761	GBP	4,322,901	JPM	6/17/2026	75,255	—
USD	41,148	GBP	30,921	UBS	6/17/2026	230	—
USD	1,287,500	JPY	203,080,980	BARC	4/21/2026	5,817	—
USD	1,287,500	JPY	202,772,237	HUS	4/21/2026	7,766	—
USD	1,287,500	JPY	202,425,797	MSI	4/21/2026	9,952	—
USD	119,667	JPY	18,861,419	MSI	6/17/2026	62	—
USD	2,872,382	MXN	51,323,714	GSI	6/17/2026	26,409	—
USD	654,442	MXN	11,774,682	SCB	6/17/2026	1,518	—
USD	1,322,844	MXN	23,763,330	SSB	6/17/2026	5,132	—
USD	3,946,608	NOK	38,109,547	MSI	6/17/2026	13,055	—
USD	30,122	NOK	291,564	SCB	6/17/2026	28	—
USD	571,804	NZD	973,417	ANZ	6/17/2026	10,936	—
USD	1,505,390	NZD	2,578,238	BARC	6/17/2026	19,846	—
USD	4,059,438	NZD	6,833,384	JPM	6/17/2026	122,140	—
						$957,285	$(353,847)

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro vs. U.S. Dollar	CITI	EUR	1.18	May 2026	5,675,000	$27,808	$(21,915)
Euro vs. U.S. Dollar	JPM	EUR	1.18	May 2026	5,675,000	25,267	(21,915)
						$53,075	$(43,830)
Puts
253

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Foreign currency options (continued)
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Euro vs. U.S. Dollar	CITI	EUR	1.14	May 2026	11,170,000	$52,720	(51,734)
						$52,720	$(51,734)
						$105,795	$(95,564)
* For this type of option, notional amounts are equivalent to number of contracts.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BNY	The Bank of New York Mellon
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 71.7%
U.S. Government – 47.3%
U.S. Treasury Bonds
1.250%, 05/15/2050	$6,025,000	$2,859,286
2.000%, 11/15/2041 to 08/15/2051	18,000,000	10,981,406
2.250%, 08/15/2049	2,000,000	1,243,984
2.750%, 08/15/2047	3,000,000	2,122,852
2.875%, 05/15/2049	1,500,000	1,066,406
3.000%, 02/15/2047 to 02/15/2049	21,995,000	16,272,967
3.375%, 08/15/2042	3,960,000	3,307,683
3.625%, 02/15/2053 to 05/15/2053	6,320,000	5,069,288
3.875%, 02/15/2043	3,030,000	2,692,321
4.000%, 11/15/2052	6,000,000	5,155,078
4.125%, 08/15/2053	1,725,000	1,512,744
4.250%, 05/15/2039 to 08/15/2054	18,999,000	17,306,369
4.375%, 05/15/2041	780,000	751,207
4.500%, 02/15/2044	1,910,000	1,826,512
4.625%, 02/15/2040 to 11/15/2055	20,496,000	19,861,545
4.750%, 02/15/2041 to 02/15/2056	11,436,000	11,200,136
4.875%, 08/15/2045	1,976,000	1,969,516
5.000%, 05/15/2045	5,555,000	5,627,258
U.S. Treasury Notes
2.250%, 11/15/2027	19,795,000	19,302,445
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.875%, 05/15/2028	$4,800,000	$4,708,687
3.375%, 02/29/2028 to 09/15/2028	14,259,000	14,122,269
3.500%, 11/30/2030	19,173,000	18,820,247
3.625%, 08/15/2028 to 12/31/2030	31,200,000	30,836,221
3.750%, 04/30/2027 to 11/30/2032	37,929,000	37,778,147
3.875%, 05/31/2027 to 09/30/2032	52,227,000	52,105,576
4.000%, 12/15/2027 to 07/31/2032	45,603,000	45,624,353
4.125%, 09/30/2027 to 02/15/2036	83,205,000	83,211,305
4.250%, 01/15/2028 to 08/15/2035	42,551,000	42,712,491
4.375%, 07/15/2027 to 01/31/2032	12,613,000	12,794,279
4.500%, 11/15/2033	20,400,000	20,822,343
4.625%, 06/15/2027 to 05/31/2031	20,120,000	20,613,971
		514,278,892
U.S. Government Agency – 24.4%
Federal Home Loan Bank
4.100%, 08/28/2029	1,000,000	995,685
5.500%, 07/15/2036	1,690,000	1,840,036
Federal Home Loan Mortgage Corp.
1.500%, 12/01/2036 to 03/01/2051	4,431,570	3,583,154

254

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.000%, 07/01/2035 to 12/01/2051	$7,617,875	$6,310,529
2.500%, 04/01/2031 to 05/01/2052	10,755,651	9,180,067
3.000%, 07/01/2032 to 08/01/2052	9,567,332	8,582,416
3.500%, 01/01/2034 to 07/01/2052	5,678,025	5,264,024
4.000%, 12/01/2039 to 09/01/2047	873,300	841,225
4.500%, 07/01/2029 to 07/01/2052	5,337,912	5,202,161
5.000%, 07/01/2035 to 12/01/2055	6,819,207	6,772,943
5.500%, 04/01/2027 to 09/01/2055	13,536,736	13,691,944
6.000%, 10/01/2036 to 05/01/2055	10,146,968	10,418,194
6.250%, 07/15/2032	450,000	502,158
6.500%, 08/01/2037 to 10/01/2054	2,430,295	2,537,029
6.655%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.905%), 08/01/2037 (A)	70,341	73,222
6.750%, 09/15/2029	1,200,000	1,312,165
7.000%, 04/01/2029 to 04/01/2032	4,134	4,342
7.500%, 09/01/2030 to 03/01/2032	2,275	2,406
8.000%, 02/01/2030	106	111
Federal National Mortgage Association
1.500%, 11/01/2036 to 02/01/2051	4,585,571	3,941,999
2.000%, 02/01/2035 to 06/01/2052	47,939,297	39,909,963
2.500%, 05/01/2028 to 04/01/2052	26,689,723	23,123,404
3.000%, 01/01/2027 to 03/01/2052	13,770,264	12,453,152
3.500%, 01/01/2036 to 07/01/2052	9,059,566	8,434,429
4.000%, 02/01/2031 to 04/01/2053	12,748,659	12,187,491
4.500%, 08/01/2033 to 01/01/2056	4,149,389	4,047,385
5.000%, 12/01/2034 to 10/01/2054	7,739,681	7,706,453
5.500%, 01/01/2034 to 02/01/2055	5,706,133	5,779,658
5.585%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.335%), 01/01/2035 (A)	7,463	7,619
5.625%, 07/15/2037	500,000	544,209
5.659%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.411%), 07/01/2034 (A)	26,357	26,911
6.000%, 07/01/2027 to 07/01/2055	4,469,171	4,582,021
6.170%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.575%), 09/01/2037 (A)	25,828	26,686
6.307%, (1 Year CMT + 2.185%), 05/01/2036 (A)	25,919	26,772
6.500%, 07/01/2031 to 12/01/2053	2,794,292	2,917,311
6.875%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.875%), 04/01/2037 (A)	35,510	36,889
7.000%, 02/01/2031 to 10/01/2038	19,474	20,651
7.125%, 01/15/2030	209,000	232,421
7.250%, 05/15/2030	1,450,000	1,637,267
7.500%, 09/01/2030 to 08/01/2031	8,134	8,519
8.000%, 08/01/2030 to 09/01/2031	749	780
8.500%, 09/01/2030	116	121
Government National Mortgage Association
2.000%, 11/20/2050 to 08/20/2051	10,478,170	8,639,256
2.500%, 08/20/2050 to 11/20/2051	11,008,051	9,467,028
3.000%, 08/15/2043 to 05/20/2053	8,416,875	7,564,104
3.500%, 04/15/2042 to 01/20/2052	6,274,109	5,852,664
4.000%, 11/15/2026 to 03/20/2053	5,132,352	4,879,164
4.500%, 08/15/2033 to 07/20/2053	5,160,695	5,029,779
5.000%, 08/15/2033 to 10/20/2054	6,587,127	6,562,875
5.500%, 11/15/2032 to 02/20/2055	7,528,833	7,628,130
6.000%, 07/15/2029 to 06/20/2055	3,807,225	3,884,791
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
6.500%, 05/15/2028 to 11/20/2052	$618,091	$645,593
7.000%, 08/15/2029 to 05/15/2032	6,947	7,107
7.500%, 09/15/2030 to 01/15/2031	2,102	2,173
		264,928,586
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $822,874,889)		$779,207,478
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Chile – 0.0%
Republic of Chile 3.100%, 05/07/2041	675,000	510,712
Indonesia – 0.1%
Republic of Indonesia 3.850%, 10/15/2030	1,050,000	1,005,814
Italy – 0.1%
Republic of Italy 5.375%, 06/15/2033	1,000,000	1,044,701
Japan – 0.1%
Japan Bank for International Cooperation 3.500%, 10/31/2028	830,000	819,737
Mexico – 0.3%
Government of Mexico
3.750%, 01/11/2028	2,000,000	1,970,240
6.050%, 01/11/2040	930,000	901,775
		2,872,015
Panama – 0.0%
Republic of Panama 6.700%, 01/26/2036	370,000	389,762
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	269,813
Poland – 0.1%
Republic of Poland 5.125%, 09/18/2034	1,000,000	1,004,914
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,096,473)		$7,917,468
CORPORATE BONDS – 24.4%
Communication services – 1.8%
Alphabet, Inc.
1.100%, 08/15/2030	300,000	263,802
2.050%, 08/15/2050	400,000	214,595
4.700%, 11/15/2035	543,000	536,452
5.450%, 11/15/2055	611,000	591,571
AT&T, Inc.
2.550%, 12/01/2033	665,000	562,748
3.800%, 12/01/2057	644,000	434,874
4.750%, 05/15/2046	700,000	588,162
4.850%, 07/15/2045	500,000	434,274
5.150%, 03/15/2042	115,000	105,130
5.400%, 02/15/2034	800,000	817,995
6.375%, 03/01/2041	380,000	402,577
British Telecommunications PLC 9.625%, 12/15/2030	205,000	244,852
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	538,684
5.050%, 03/30/2029	420,000	422,124
5.375%, 05/01/2047	525,000	422,461
Comcast Corp.
2.350%, 01/15/2027	275,000	271,066

255

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Comcast Corp. (continued)
2.887%, 11/01/2051	$256,000	$147,985
3.450%, 02/01/2050	500,000	327,823
3.999%, 11/01/2049	545,000	395,150
4.049%, 11/01/2052	1,065,000	762,984
4.600%, 10/15/2038	200,000	182,890
6.500%, 11/15/2035	72,000	78,558
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	161,000	184,903
Fox Corp. 3.500%, 04/08/2030	640,000	614,240
Meta Platforms, Inc.
4.600%, 05/15/2028	250,000	252,754
4.950%, 05/15/2033	745,000	751,316
5.625%, 11/15/2055	551,000	516,502
Netflix, Inc. 4.875%, 04/15/2028	320,000	324,196
Paramount Global 4.950%, 05/19/2050	495,000	295,500
Rogers Communications, Inc. 4.500%, 03/15/2042	735,000	619,815
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	115,423
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	253,682
Telefonica Europe BV 8.250%, 09/15/2030	380,000	430,755
The Walt Disney Company
2.650%, 01/13/2031	400,000	371,215
6.200%, 12/15/2034	480,000	528,736
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	570,000	645,398
T-Mobile USA, Inc.
3.000%, 02/15/2041	430,000	314,384
3.875%, 04/15/2030	635,000	618,408
4.500%, 04/15/2050	700,000	565,189
5.750%, 01/15/2054	750,000	719,578
TWDC Enterprises 18 Corp. 4.125%, 06/01/2044	525,000	430,719
Verizon Communications, Inc.
1.680%, 10/30/2030	200,000	176,506
2.875%, 11/20/2050	500,000	303,220
4.016%, 12/03/2029	535,000	527,670
4.522%, 09/15/2048	1,335,000	1,091,346
Vodafone Group PLC 6.150%, 02/27/2037	330,000	353,300
		19,751,512
Consumer discretionary – 1.6%
Amazon.com, Inc.
2.100%, 05/12/2031	400,000	358,457
2.500%, 06/03/2050	800,000	467,013
4.050%, 08/22/2047	450,000	359,825
4.700%, 12/01/2032	750,000	758,599
American Honda Finance Corp. 1.800%, 01/13/2031	625,000	540,930
AutoZone, Inc. 3.750%, 06/01/2027	635,000	630,499
Booking Holdings, Inc. 3.550%, 03/15/2028 (B)	320,000	315,860
Choice Hotels International, Inc. 3.700%, 01/15/2031	200,000	187,677
D.R. Horton, Inc. 1.400%, 10/15/2027	220,000	210,559
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Expedia Group, Inc. 3.250%, 02/15/2030	$300,000	$283,482
Ford Motor Credit Company LLC 6.798%, 11/07/2028	720,000	745,336
General Motors Company 5.400%, 04/01/2048 (B)	315,000	275,839
General Motors Financial Company, Inc.
2.400%, 10/15/2028	345,000	327,044
3.100%, 01/12/2032	380,000	340,934
3.600%, 06/21/2030	420,000	399,434
5.350%, 07/15/2027	300,000	302,840
5.900%, 01/07/2035	350,000	356,260
5.950%, 04/04/2034	220,000	226,053
Honda Motor Company, Ltd. 5.337%, 07/08/2035 (B)	300,000	296,811
Lennar Corp. 4.750%, 11/29/2027	315,000	315,483
Lowe's Companies, Inc.
3.650%, 04/05/2029	600,000	586,909
3.750%, 04/01/2032	550,000	520,436
Marriott International, Inc. 5.250%, 10/15/2035	524,000	521,217
McDonald's Corp.
4.950%, 03/03/2035	500,000	497,383
5.000%, 05/17/2029	550,000	562,487
NIKE, Inc. 2.850%, 03/27/2030	250,000	236,122
President and Fellows of Harvard College 4.887%, 03/15/2030	1,000,000	1,020,140
Starbucks Corp. 3.550%, 08/15/2029	315,000	306,920
The Home Depot, Inc.
1.375%, 03/15/2031	645,000	557,313
2.700%, 04/15/2030	650,000	611,497
4.250%, 04/01/2046	310,000	256,276
5.875%, 12/16/2036	155,000	165,004
The TJX Companies, Inc.
3.875%, 04/15/2030	400,000	392,956
4.500%, 04/15/2050	530,000	453,367
Toll Brothers Finance Corp. 3.800%, 11/01/2029	200,000	194,548
Toyota Motor Credit Corp.
1.150%, 08/13/2027	530,000	509,554
1.900%, 09/12/2031	730,000	635,722
3.050%, 01/11/2028	530,000	520,297
Trustees of Dartmouth College 4.273%, 06/01/2030	500,000	499,699
Yale University 4.701%, 04/15/2032	100,000	101,713
		16,848,495
Consumer staples – 1.4%
Altria Group, Inc.
3.400%, 02/04/2041	425,000	320,798
4.500%, 05/02/2043	500,000	415,401
Anheuser-Busch Companies LLC 4.900%, 02/01/2046	464,000	418,144
Anheuser-Busch InBev Worldwide, Inc.
4.900%, 01/23/2031	340,000	347,734
5.000%, 06/15/2034	335,000	338,835
5.450%, 01/23/2039	250,000	253,980
BAT Capital Corp.
2.726%, 03/25/2031	650,000	594,366
5.625%, 08/15/2035 (B)	500,000	514,231

256

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Constellation Brands, Inc. 4.500%, 05/09/2047	$370,000	$301,475
Costco Wholesale Corp. 1.600%, 04/20/2030	525,000	475,065
Diageo Capital PLC 2.000%, 04/29/2030	300,000	271,839
General Mills, Inc. 2.875%, 04/15/2030	635,000	592,346
JBS NV
4.375%, 02/02/2052	375,000	285,469
5.750%, 04/01/2033	425,000	438,702
Kellanova 5.250%, 03/01/2033	200,000	204,124
Kenvue, Inc. 4.900%, 03/22/2033	525,000	529,225
Keurig Dr. Pepper, Inc. 4.597%, 05/25/2028	525,000	524,839
Kimberly-Clark Corp.
3.200%, 07/30/2046	300,000	209,599
4.500%, 02/16/2033	220,000	219,799
Kraft Heinz Foods Company
4.375%, 06/01/2046	500,000	390,921
4.625%, 01/30/2029	290,000	290,564
6.875%, 01/26/2039	40,000	43,248
Molson Coors Beverage Company
4.200%, 07/15/2046	150,000	117,141
5.000%, 05/01/2042	150,000	134,779
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	240,369
PepsiCo, Inc.
3.000%, 10/15/2027	500,000	492,386
4.000%, 03/05/2042	270,000	228,474
4.600%, 02/07/2030	285,000	288,703
5.500%, 01/15/2040	305,000	312,968
Philip Morris International, Inc. 6.375%, 05/16/2038	300,000	327,002
Sysco Corp.
5.400%, 03/23/2035	50,000	49,636
6.600%, 04/01/2050	1,000,000	1,033,292
Target Corp. 3.900%, 11/15/2047	520,000	404,970
The Coca-Cola Company
2.125%, 09/06/2029	425,000	399,053
2.500%, 06/01/2040	430,000	314,240
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	635,000	589,066
The Kroger Company
4.450%, 02/01/2047	300,000	246,308
5.000%, 09/15/2034	300,000	296,209
The Procter & Gamble Company 3.600%, 03/25/2050	630,000	474,520
Tyson Foods, Inc. 4.350%, 03/01/2029	425,000	423,618
Walmart, Inc.
3.250%, 07/08/2029	640,000	625,540
4.050%, 06/29/2048	520,000	424,329
		15,403,307
Energy – 1.8%
Baker Hughes Holdings LLC
3.337%, 12/15/2027	500,000	492,959
4.486%, 05/01/2030	550,000	550,502
Berry Global, Inc. 5.500%, 04/15/2028	280,000	285,463
BP Capital Markets America, Inc.
4.893%, 09/11/2033	525,000	527,676
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
BP Capital Markets America, Inc. (continued)
5.017%, 11/17/2027	$525,000	$531,891
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	305,000	320,794
Cenovus Energy, Inc. 5.400%, 06/15/2047	300,000	271,549
Chevron USA, Inc. 4.300%, 10/15/2030 (B)	300,000	300,753
ConocoPhillips Company
4.300%, 11/15/2044	330,000	276,259
5.000%, 01/15/2035	300,000	301,057
Devon Energy Corp.
5.000%, 06/15/2045	885,000	776,956
7.875%, 09/30/2031	210,000	241,415
Diamondback Energy, Inc.
5.150%, 01/30/2030	325,000	331,616
5.750%, 04/18/2054	200,000	189,149
Enbridge, Inc.
3.700%, 07/15/2027	300,000	297,146
4.500%, 06/10/2044	335,000	279,172
5.700%, 03/08/2033	525,000	543,840
Energy Transfer LP
3.750%, 05/15/2030	455,000	439,829
5.500%, 06/01/2027	635,000	640,885
6.125%, 12/15/2045	370,000	361,510
6.500%, 02/01/2042	250,000	260,572
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	456,249
4.850%, 08/15/2042	325,000	295,848
4.950%, 02/15/2035	200,000	199,384
6.875%, 03/01/2033	130,000	146,080
Exxon Mobil Corp.
2.995%, 08/16/2039	425,000	337,609
3.482%, 03/19/2030	520,000	505,825
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	75,000	78,940
6.500%, 09/01/2039	180,000	192,051
Kinder Morgan, Inc.
5.000%, 02/01/2029	625,000	634,420
5.550%, 06/01/2045	400,000	381,530
MPLX LP
4.800%, 02/15/2029	420,000	423,496
5.000%, 03/01/2033	315,000	313,231
5.200%, 03/01/2047	155,000	136,941
5.950%, 04/01/2055	200,000	190,442
Occidental Petroleum Corp.
5.375%, 01/01/2032	100,000	101,498
6.625%, 09/01/2030	274,000	294,641
ONEOK Partners LP 6.650%, 10/01/2036	288,000	310,187
ONEOK, Inc.
5.650%, 11/01/2028	390,000	400,407
6.625%, 09/01/2053	500,000	513,096
Ovintiv, Inc. 6.500%, 08/15/2034	290,000	309,065
Phillips 66 4.650%, 11/15/2034	550,000	531,604
Phillips 66 Company 3.750%, 03/01/2028	230,000	227,529
Plains All American Pipeline LP
4.700%, 01/15/2031	80,000	79,757
4.900%, 02/15/2045	395,000	342,159
Shell Finance US, Inc.
4.375%, 05/11/2045	1,000,000	850,305

257

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Shell Finance US, Inc. (continued)
6.375%, 12/15/2038 (C)	$130,000	$142,971
Suncor Energy, Inc. 5.950%, 05/15/2035	163,000	164,933
Targa Resources Partners LP 4.000%, 01/15/2032	500,000	473,853
The Williams Companies, Inc.
3.500%, 11/15/2030	425,000	403,902
5.100%, 09/15/2045	420,000	379,880
5.300%, 09/30/2035	150,000	149,860
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	425,000	442,282
Valero Energy Corp. 7.500%, 04/15/2032	270,000	305,570
		18,936,538
Financials – 7.6%
Ally Financial, Inc.
5.548%, (5.548% to 7-31-32, then Overnight SOFR + 1.780%), 07/31/2033	295,000	289,772
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	160,000	160,465
American Express Company 4.420%, (4.420% to 8-3-32, then Overnight SOFR + 1.760%), 08/03/2033	1,046,000	1,020,301
American International Group, Inc. 5.125%, 03/27/2033	440,000	444,241
Ameriprise Financial, Inc. 5.150%, 05/15/2033	525,000	534,156
Aon Corp. 2.050%, 08/23/2031	440,000	384,173
Aon North America, Inc. 5.450%, 03/01/2034	300,000	306,370
Ares Capital Corp. 5.875%, 03/01/2029	525,000	528,723
Arthur J. Gallagher & Company
5.450%, 07/15/2034	400,000	406,311
5.550%, 02/15/2055	300,000	280,055
Athene Holding, Ltd.
4.125%, 01/12/2028	225,000	222,165
6.250%, 04/01/2054	250,000	229,396
Banco Santander SA 1.722%, (1.722% to 9-14-26, then 1 Year CMT + 0.900%), 09/14/2027	700,000	691,069
Bank of America Corp.
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	1,437,000	1,411,668
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	500,000	495,464
3.974%, (3.974% to 2-7-29, then 3 month CME Term SOFR + 1.472%), 02/07/2030	2,105,000	2,076,038
4.443%, (4.443% to 1-20-47, then 3 month CME Term SOFR + 2.252%), 01/20/2048	520,000	436,609
5.468%, (5.468% to 1-23-34, then Overnight SOFR + 1.650%), 01/23/2035	615,000	627,791
5.511%, (5.511% to 1-24-35, then Overnight SOFR + 1.310%), 01/24/2036	680,000	693,451
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
7.750%, 05/14/2038	$480,000	$570,276
Bank of Montreal 5.511%, 06/04/2031	500,000	518,542
Barclays PLC
4.950%, 01/10/2047	320,000	282,108
5.367%, (5.367% to 2-25-30, then Overnight SOFR + 1.230%), 02/25/2031	250,000	254,342
5.674%, (5.674% to 3-12-27, then Overnight SOFR + 1.490%), 03/12/2028	500,000	504,708
7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	750,000	838,478
Berkshire Hathaway Finance Corp. 4.400%, 05/15/2042	630,000	562,835
Blackstone Private Credit Fund 5.950%, 07/16/2029	315,000	310,345
Capital One Financial Corp.
5.197%, (5.197% to 9-11-35, then Overnight SOFR + 1.630%), 09/11/2036	300,000	290,829
5.268%, (5.268% to 5-10-32, then Overnight SOFR + 2.370%), 05/10/2033	505,000	504,025
5.700%, (5.700% to 2-1-29, then Overnight SOFR + 1.905%), 02/01/2030	650,000	666,845
Capital One NA 4.650%, 09/13/2028	250,000	251,051
Chubb INA Holdings LLC 4.900%, 08/15/2035	300,000	295,384
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	745,000	666,435
2.666%, (2.666% to 1-29-30, then Overnight SOFR + 1.146%), 01/29/2031	700,000	649,382
4.281%, (4.281% to 4-24-47, then 3 month CME Term SOFR + 2.101%), 04/24/2048	420,000	340,171
4.450%, 09/29/2027	500,000	500,014
4.658%, (4.658% to 5-24-27, then Overnight SOFR + 1.887%), 05/24/2028	700,000	701,318
5.449%, (5.449% to 6-11-34, then Overnight SOFR + 1.447%), 06/11/2035	865,000	877,029
Citizens Financial Group, Inc.
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	200,000	202,382
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	215,000	221,000
CNA Financial Corp. 3.900%, 05/01/2029	320,000	313,276
CNO Financial Group, Inc. 5.250%, 05/30/2029	210,000	210,409
Corebridge Financial, Inc. 3.900%, 04/05/2032	265,000	248,516

258

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	$300,000	$273,426
5.297%, (5.297% to 5-9-30, then Overnight SOFR + 1.720%), 05/09/2031	150,000	151,548
5.403%, (5.403% to 9-11-34, then Overnight SOFR + 2.050%), 09/11/2035	350,000	348,217
5.706%, (5.706% to 2-8-27, then Overnight SOFR + 1.594%), 02/08/2028	250,000	252,091
European Investment Bank
4.375%, 03/19/2027	1,500,000	1,508,141
4.875%, 02/15/2036	1,000,000	1,040,419
Fifth Third Bancorp
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	300,000	309,244
6.339%, (6.339% to 7-27-28, then Overnight SOFR + 2.340%), 07/27/2029	315,000	326,550
Fiserv, Inc. 2.250%, 06/01/2027	630,000	613,118
Five Corners Funding Trust II 2.850%, 05/15/2030 (C)	630,000	586,871
GE Capital International Funding Company 4.418%, 11/15/2035	647,000	620,391
Global Payments, Inc. 4.450%, 06/01/2028	425,000	421,465
Hartford Insurance Group, Inc. 5.950%, 10/15/2036	170,000	179,622
HSBC Holdings PLC
2.848%, (2.848% to 6-4-30, then Overnight SOFR + 2.387%), 06/04/2031	1,000,000	924,151
4.583%, (4.583% to 6-19-28, then 3 month CME Term SOFR + 1.796%), 06/19/2029	1,050,000	1,049,246
5.240%, (5.240% to 5-13-30, then Overnight SOFR + 1.570%), 05/13/2031	250,000	253,521
6.500%, 09/15/2037	695,000	742,040
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	200,000	203,031
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	225,000	229,164
ING Groep NV 4.252%, (4.252% to 3-28-32, then Overnight SOFR + 2.070%), 03/28/2033	300,000	288,903
Inter-American Development Bank
1.125%, 07/20/2028	500,000	470,538
1.125%, 01/13/2031	2,000,000	1,755,164
4.000%, 01/12/2028	1,000,000	1,003,326
4.500%, 02/15/2030	500,000	510,698
Intercontinental Exchange, Inc.
3.100%, 09/15/2027	440,000	432,373
4.600%, 03/15/2033	500,000	493,029
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
International Bank for Reconstruction & Development
0.750%, 11/24/2027	$1,000,000	$951,572
4.000%, 01/10/2031	1,000,000	1,001,607
JPMorgan Chase & Co.
3.109%, (3.109% to 4-22-50, then Overnight SOFR + 2.440%), 04/22/2051	1,940,000	1,266,496
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 1.207%), 01/23/2029	500,000	491,920
3.540%, (3.540% to 5-1-27, then 3 month CME Term SOFR + 1.642%), 05/01/2028	810,000	802,481
4.347%, (4.347% to 1-22-31, then Overnight SOFR + 0.840%), 01/22/2032	617,000	608,293
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	900,000	901,076
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	805,000	806,717
4.851%, (4.851% to 7-25-27, then Overnight SOFR + 1.990%), 07/25/2028	1,000,000	1,004,922
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	735,000	744,101
6.400%, 05/15/2038	250,000	274,582
KeyBank NA
5.000%, 01/26/2033	325,000	320,319
5.850%, 11/15/2027	250,000	255,257
Lincoln National Corp. 7.000%, 06/15/2040	160,000	173,136
Lloyds Banking Group PLC 4.943%, (4.943% to 11-4-35, then 1 Year CMT + 0.970%), 11/04/2036	994,000	959,404
M&T Bank Corp.
4.553%, (4.553% to 8-16-27, then SOFR Compounded Index + 1.780%), 08/16/2028	100,000	99,930
5.053%, (5.053% to 1-27-33, then Overnight SOFR + 1.850%), 01/27/2034	125,000	123,466
5.179%, (5.179% to 7-8-30, then Overnight SOFR + 1.400%), 07/08/2031	124,000	125,299
Marsh & McLennan Companies, Inc.
2.375%, 12/15/2031	250,000	222,271
4.900%, 03/15/2049	265,000	233,814
Mastercard, Inc. 2.000%, 11/18/2031	385,000	340,276
MetLife, Inc.
4.600%, 05/13/2046	520,000	450,341
5.300%, 12/15/2034 (B)	300,000	306,946
Mitsubishi UFJ Financial Group, Inc. 5.441%, (5.441% to 2-22-33, then 1 Year CMT + 1.630%), 02/22/2034	215,000	219,724
Morgan Stanley
1.512%, (1.512% to 7-20-26, then Overnight SOFR + 0.858%), 07/20/2027	525,000	520,211

259

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
3.622%, (3.622% to 4-1-30, then Overnight SOFR + 3.120%), 04/01/2031	$1,000,000	$958,906
3.772%, (3.772% to 1-24-28, then 3 month CME Term SOFR + 1.402%), 01/24/2029	635,000	626,493
4.375%, 01/22/2047	1,095,000	898,270
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	1,000,000	1,011,518
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	485,000	486,682
6.296%, (6.296% to 10-18-27, then Overnight SOFR + 2.240%), 10/18/2028	1,050,000	1,077,479
Nasdaq, Inc. 1.650%, 01/15/2031	500,000	438,836
National Rural Utilities Cooperative Finance Corp. 4.023%, 11/01/2032	740,000	712,597
NatWest Group PLC
4.964%, (4.964% to 8-15-29, then 1 Year CMT + 1.220%), 08/15/2030	315,000	317,799
5.115%, (5.115% to 5-23-30, then 1 Year CMT + 1.050%), 05/23/2031	300,000	302,990
5.583%, (5.583% to 3-1-27, then 1 Year CMT + 1.100%), 03/01/2028	225,000	227,223
5.778%, (5.778% to 3-1-34, then 1 Year CMT + 1.500%), 03/01/2035	210,000	217,084
Nomura Holdings, Inc. 3.103%, 01/16/2030	1,050,000	990,084
PayPal Holdings, Inc.
2.300%, 06/01/2030	455,000	416,178
2.850%, 10/01/2029	500,000	474,230
Prudential Financial, Inc. 4.350%, 02/25/2050	300,000	240,774
Raymond James Financial, Inc. 4.950%, 07/15/2046	525,000	466,660
Royal Bank of Canada
2.300%, 11/03/2031	850,000	758,576
4.900%, 01/12/2028	300,000	303,467
S&P Global, Inc. 2.900%, 03/01/2032	640,000	583,623
Santander Holdings USA, Inc. 4.400%, 07/13/2027	250,000	249,469
State Street Corp. 5.159%, (5.159% to 5-18-33, then Overnight SOFR + 1.890%), 05/18/2034	740,000	749,253
Sumitomo Mitsui Financial Group, Inc.
3.364%, 07/12/2027	760,000	751,676
5.558%, 07/09/2034	375,000	384,292
5.710%, 01/13/2030	350,000	362,679
The Allstate Corp.
4.200%, 12/15/2046	300,000	237,907
5.250%, 03/30/2033	250,000	255,373
The Bank of New York Mellon Corp.
3.250%, 05/16/2027	800,000	793,190
4.596%, (4.596% to 7-26-29, then SOFR + 1.755%), 07/26/2030	240,000	241,309
The Bank of Nova Scotia 4.850%, 02/01/2030	715,000	723,193
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Charles Schwab Corp.
3.200%, 01/25/2028	$330,000	$324,657
5.853%, (5.853% to 5-19-33, then Overnight SOFR + 2.500%), 05/19/2034	320,000	336,085
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	720,000	669,761
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	405,000	359,551
3.102%, (3.102% to 2-24-32, then Overnight SOFR + 1.410%), 02/24/2033	1,000,000	903,149
3.210%, (3.210% to 4-22-41, then Overnight SOFR + 1.513%), 04/22/2042	1,035,000	767,432
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028 (B)	1,000,000	999,981
5.727%, (5.727% to 4-25-29, then Overnight SOFR + 1.265%), 04/25/2030	600,000	619,014
The PNC Financial Services Group, Inc.
3.450%, 04/23/2029	1,060,000	1,036,479
4.899%, (4.899% to 5-13-30, then Overnight SOFR + 1.333%), 05/13/2031	320,000	321,961
The Toronto-Dominion Bank 2.000%, 09/10/2031	830,000	732,041
The Travelers Companies, Inc.
4.050%, 03/07/2048	300,000	236,394
5.050%, 07/24/2035	300,000	300,481
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	50,066
Truist Financial Corp.
1.125%, 08/03/2027	525,000	503,224
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	525,000	537,368
U.S. Bancorp
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	630,000	645,184
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	630,000	657,550
Visa, Inc.
2.050%, 04/15/2030	635,000	583,645
4.300%, 12/14/2045	488,000	414,036
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	2,035,000	1,882,331
3.068%, (3.068% to 4-30-40, then Overnight SOFR + 2.530%), 04/30/2041	1,600,000	1,201,205
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,035,000	950,322
3.526%, (3.526% to 3-24-27, then Overnight SOFR + 1.510%), 03/24/2028	400,000	396,700
Westpac Banking Corp.
4.354%, 07/01/2030	300,000	299,974

260

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Westpac Banking Corp. (continued)
5.618%, (5.618% to 11-20-34, then 1 Year CMT + 1.200%), 11/20/2035	$500,000	$505,893
		82,700,660
Health care – 2.7%
Abbott Laboratories
4.750%, 11/30/2036	330,000	324,198
5.500%, 03/15/2056	674,000	660,875
AbbVie, Inc.
3.200%, 11/21/2029	1,030,000	992,988
4.400%, 11/06/2042	690,000	606,079
4.950%, 03/15/2031	200,000	204,308
5.050%, 03/15/2034	275,000	279,113
Amgen, Inc.
4.400%, 05/01/2045	260,000	219,300
4.663%, 06/15/2051	494,000	414,450
5.250%, 03/02/2033	1,210,000	1,241,736
Astrazeneca Finance LLC
4.900%, 03/03/2030	250,000	255,189
5.000%, 02/26/2034	250,000	253,675
Baxter International, Inc. 3.950%, 04/01/2030	530,000	508,047
Biogen, Inc. 3.250%, 02/15/2051	591,000	373,937
Boston Scientific Corp.
2.650%, 06/01/2030	525,000	489,156
4.000%, 03/01/2028	50,000	49,837
Bristol-Myers Squibb Company
3.250%, 08/01/2042	545,000	409,690
4.550%, 02/20/2048	300,000	253,739
5.200%, 02/22/2034	420,000	430,588
Cardinal Health, Inc. 5.125%, 02/15/2029	525,000	534,120
Centene Corp. 4.250%, 12/15/2027	290,000	284,871
CVS Health Corp.
4.300%, 03/25/2028	719,000	716,452
5.050%, 03/25/2048	520,000	446,161
5.450%, 09/15/2035	516,000	518,006
DH Europe Finance II Sarl 3.250%, 11/15/2039	300,000	240,849
Dignity Health 4.500%, 11/01/2042 (B)	300,000	257,586
Elevance Health, Inc.
4.101%, 03/01/2028	370,000	367,533
4.600%, 09/15/2032	250,000	246,225
4.650%, 08/15/2044	150,000	128,454
6.100%, 10/15/2052	353,000	354,022
Eli Lilly & Company
2.250%, 05/15/2050	530,000	298,717
4.750%, 02/12/2030	275,000	279,983
5.100%, 02/12/2035	200,000	204,067
5.500%, 02/12/2055	250,000	245,048
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	321,987
GE HealthCare Technologies, Inc. 5.857%, 03/15/2030	250,000	260,885
Gilead Sciences, Inc.
4.500%, 02/01/2045	250,000	215,877
5.100%, 06/15/2035	375,000	378,866
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/2028	225,000	223,854
6.375%, 05/15/2038	230,000	254,546
HCA, Inc.
3.500%, 09/01/2030	275,000	261,151
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
HCA, Inc. (continued)
5.500%, 06/15/2047	$420,000	$384,867
5.600%, 04/01/2034	530,000	541,259
6.200%, 03/01/2055	317,000	314,002
Humana, Inc. 3.950%, 03/15/2027	370,000	368,357
Johnson & Johnson
2.100%, 09/01/2040	500,000	348,571
5.850%, 07/15/2038	315,000	343,140
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	530,000	502,319
McKesson Corp. 4.950%, 05/30/2032	220,000	223,456
Medtronic, Inc. 4.375%, 03/15/2035	530,000	512,258
Merck & Company, Inc.
2.150%, 12/10/2031	350,000	309,856
5.000%, 05/17/2053	250,000	225,301
Merck Sharp & Dohme Corp. 6.400%, 03/01/2028	540,000	562,945
Pfizer Investment Enterprises Pte, Ltd.
4.650%, 05/19/2030	400,000	403,035
4.750%, 05/19/2033	350,000	348,667
5.300%, 05/19/2053	1,000,000	929,370
Pfizer, Inc. 4.400%, 05/15/2044	304,000	263,781
Quest Diagnostics, Inc.
4.200%, 06/30/2029	320,000	318,102
4.700%, 03/30/2045	320,000	284,405
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,050,000	635,542
Royalty Pharma PLC 5.200%, 09/25/2035	200,000	197,386
Solventum Corp.
5.450%, 03/13/2031	300,000	307,791
5.600%, 03/23/2034	100,000	102,231
Stryker Corp. 4.625%, 03/15/2046	370,000	320,477
Takeda Pharmaceutical Company, Ltd. 5.300%, 07/05/2034 (B)	525,000	530,962
Takeda US Financing, Inc. 5.900%, 07/07/2055	300,000	298,597
The Cigna Group 4.375%, 10/15/2028	530,000	529,583
Thermo Fisher Scientific, Inc.
2.000%, 10/15/2031	400,000	353,497
5.404%, 08/10/2043	225,000	222,408
UnitedHealth Group, Inc.
2.300%, 05/15/2031 (B)	530,000	475,031
2.900%, 05/15/2050	400,000	249,009
4.375%, 03/15/2042	60,000	51,784
4.450%, 12/15/2048	300,000	244,831
5.350%, 02/15/2033	700,000	718,677
5.800%, 03/15/2036	350,000	365,868
5.950%, 06/15/2055	250,000	251,845
Zimmer Biomet Holdings, Inc. 5.050%, 02/19/2030	400,000	406,339
Zoetis, Inc. 2.000%, 05/15/2030	330,000	299,739
		28,751,453
Industrials – 2.1%
3M Company 5.150%, 03/15/2035	520,000	523,078
AerCap Ireland Capital DAC
3.300%, 01/30/2032	550,000	499,524

261

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
AerCap Ireland Capital DAC (continued)
3.850%, 10/29/2041	$250,000	$199,196
4.625%, 09/10/2029	250,000	249,506
5.750%, 06/06/2028	1,000,000	1,024,561
Air Lease Corp.
3.125%, 12/01/2030	645,000	593,767
3.625%, 12/01/2027	400,000	394,002
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	192,885	187,920
Automatic Data Processing, Inc. 4.450%, 09/09/2034	545,000	534,363
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	370,000	324,882
Canadian Pacific Railway Company 2.875%, 11/15/2029	500,000	474,799
Carrier Global Corp.
2.493%, 02/15/2027	215,000	211,562
3.577%, 04/05/2050	170,000	121,498
Caterpillar, Inc.
2.600%, 04/09/2030	560,000	525,468
3.250%, 04/09/2050	425,000	295,673
CNH Industrial Capital LLC 4.550%, 04/10/2028	525,000	525,431
CSX Corp.
3.800%, 04/15/2050	1,035,000	768,929
4.250%, 03/15/2029	430,000	429,540
Deere & Company 3.100%, 04/15/2030	540,000	515,526
Eaton Capital ULC 4.450%, 05/09/2030	340,000	339,711
Equifax, Inc. 3.100%, 05/15/2030	855,000	800,483
Fedex Freight Holding Company, Inc. 5.250%, 03/15/2036 (C)	558,000	539,859
General Dynamics Corp. 3.625%, 04/01/2030	525,000	509,730
General Electric Company
4.500%, 03/11/2044	200,000	177,237
6.750%, 03/15/2032	66,000	73,626
6.875%, 01/10/2039	198,000	227,626
Honeywell International, Inc. 1.950%, 06/01/2030	525,000	475,918
Ingersoll Rand, Inc.
5.400%, 08/14/2028	200,000	204,559
5.700%, 08/14/2033	220,000	228,554
John Deere Capital Corp. 4.500%, 01/08/2027	300,000	300,939
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	148,089
L3Harris Technologies, Inc. 2.900%, 12/15/2029	300,000	283,345
Lockheed Martin Corp.
3.800%, 03/01/2045	425,000	335,754
5.250%, 01/15/2033	505,000	525,728
Norfolk Southern Corp. 4.837%, 10/01/2041	260,000	239,215
Northrop Grumman Corp.
3.250%, 01/15/2028	125,000	122,766
4.400%, 05/01/2030	200,000	199,417
Regal Rexnord Corp. 6.050%, 04/15/2028	310,000	317,952
Republic Services, Inc. 2.375%, 03/15/2033	415,000	358,191
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
RTX Corp.
4.625%, 11/16/2048	$525,000	$446,959
6.000%, 03/15/2031	500,000	531,450
6.125%, 07/15/2038	225,000	242,009
Southwest Airlines Company 5.125%, 06/15/2027	520,000	521,669
Stanley Black & Decker, Inc.
2.750%, 11/15/2050	330,000	186,887
4.250%, 11/15/2028	100,000	99,840
The Boeing Company
2.950%, 02/01/2030	440,000	414,073
3.750%, 02/01/2050	400,000	283,745
5.040%, 05/01/2027	200,000	201,126
5.805%, 05/01/2050	645,000	623,539
8.750%, 09/15/2031	90,000	105,264
TR Finance LLC 4.500%, 05/23/2043	250,000	195,554
Trane Technologies Holdco, Inc. 4.300%, 02/21/2048	600,000	493,592
Uber Technologies, Inc. 4.300%, 01/15/2030 (B)	535,000	530,493
Union Pacific Corp.
3.799%, 10/01/2051	343,000	253,780
3.799%, 04/06/2071	800,000	537,537
4.500%, 01/20/2033	530,000	528,091
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	180,664	174,270
United Parcel Service, Inc.
3.400%, 03/15/2029	435,000	425,289
5.950%, 05/14/2055	200,000	201,998
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	596,693
Waste Management, Inc.
2.500%, 11/15/2050	320,000	190,252
4.950%, 07/03/2031	200,000	204,562
4.950%, 03/15/2035	275,000	275,679
		23,072,275
Information technology – 1.7%
Amphenol Corp. 4.625%, 02/15/2036	547,000	528,964
Analog Devices, Inc.
2.100%, 10/01/2031	220,000	194,102
5.300%, 04/01/2054	200,000	189,820
Apple, Inc.
1.650%, 05/11/2030	975,000	884,286
4.000%, 05/10/2028	250,000	250,298
4.100%, 08/08/2062	735,000	559,683
4.650%, 02/23/2046	325,000	292,083
4.850%, 05/10/2053	300,000	276,071
Applied Materials, Inc. 5.100%, 10/01/2035 (B)	495,000	502,314
Broadcom, Inc.
2.600%, 02/15/2033	800,000	699,493
3.137%, 11/15/2035 (C)	600,000	509,752
4.300%, 11/15/2032	700,000	681,623
4.800%, 10/15/2034	400,000	393,943
CDW LLC
5.100%, 03/01/2030	200,000	199,693
5.550%, 08/22/2034	100,000	98,272
Cisco Systems, Inc.
4.950%, 02/24/2032	250,000	255,130
5.900%, 02/15/2039	80,000	84,469
Corning, Inc. 4.750%, 03/15/2042	200,000	181,292

262

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Dell International LLC
4.750%, 04/01/2028	$245,000	$246,722
5.400%, 04/15/2034	600,000	605,401
Eaton Corp. 3.103%, 09/15/2027	500,000	492,707
Hewlett Packard Enterprise Company 6.200%, 10/15/2035 (B)	425,000	450,615
HP, Inc. 6.000%, 09/15/2041 (B)	525,000	518,868
IBM Corp.
4.000%, 06/20/2042	210,000	170,400
5.600%, 11/30/2039	21,000	21,134
Intel Corp.
2.000%, 08/12/2031	545,000	471,570
5.200%, 02/10/2033	1,030,000	1,038,067
Micron Technology, Inc. 5.800%, 01/15/2035	400,000	425,895
Microsoft Corp. 2.525%, 06/01/2050	1,538,000	922,192
Motorola Solutions, Inc.
4.600%, 05/23/2029	175,000	175,249
5.400%, 04/15/2034	175,000	177,099
NVIDIA Corp. 2.000%, 06/15/2031	425,000	380,682
NXP BV 3.400%, 05/01/2030	520,000	495,721
Oracle Corp.
2.875%, 03/25/2031	435,000	386,365
4.000%, 11/15/2047	400,000	264,718
4.125%, 05/15/2045	545,000	375,207
4.200%, 09/27/2029	300,000	290,740
4.700%, 09/27/2034	200,000	182,524
5.550%, 02/06/2053	315,000	251,326
5.700%, 02/04/2036	1,091,000	1,048,984
5.950%, 09/26/2055	543,000	456,810
Qualcomm, Inc. 1.650%, 05/20/2032	626,000	530,201
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	496,920
Salesforce, Inc. 2.700%, 07/15/2041	445,000	303,064
Texas Instruments, Inc.
3.875%, 03/15/2039	235,000	205,119
4.500%, 05/23/2030	200,000	200,920
VMware LLC 1.800%, 08/15/2028	435,000	409,599
		18,776,107
Materials – 0.6%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	530,000	517,427
Avery Dennison Corp. 2.650%, 04/30/2030	400,000	369,748
BHP Billiton Finance USA, Ltd. 5.750%, 09/05/2055	514,000	514,291
Eastman Chemical Company 4.650%, 10/15/2044	520,000	435,667
Ecolab, Inc. 2.700%, 12/15/2051	516,000	309,588
Freeport-McMoRan, Inc.
4.375%, 08/01/2028	225,000	223,341
5.400%, 11/14/2034	200,000	202,934
5.450%, 03/15/2043	325,000	307,478
International Paper Company 5.000%, 09/15/2035	525,000	515,571
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Kinross Gold Corp. 6.875%, 09/01/2041	$200,000	$211,540
LYB International Finance II BV 3.500%, 03/02/2027	400,000	396,074
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	300,000	267,008
Newmont Corp. 5.350%, 03/15/2034	250,000	257,106
Nucor Corp. 2.700%, 06/01/2030	300,000	279,856
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	115,000	123,393
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	285,000	261,410
Rio Tinto Finance USA, Ltd. 5.200%, 11/02/2040	250,000	243,317
The Dow Chemical Company
4.375%, 11/15/2042	420,000	329,152
9.400%, 05/15/2039	130,000	164,642
The Sherwin-Williams Company 3.450%, 06/01/2027	325,000	321,543
Vulcan Materials Company 3.500%, 06/01/2030	330,000	316,331
WRKCo, Inc. 4.900%, 03/15/2029	265,000	267,507
		6,834,924
Real estate – 0.9%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/2033	415,000	335,940
American Homes 4 Rent LP
3.625%, 04/15/2032	350,000	323,110
4.950%, 06/15/2030	190,000	190,695
American Tower Corp.
3.800%, 08/15/2029	525,000	512,422
4.050%, 03/15/2032	345,000	330,516
AvalonBay Communities, Inc. 2.050%, 01/15/2032	420,000	364,741
Boston Properties LP 2.550%, 04/01/2032	520,000	446,223
Brixmor Operating Partnership LP
4.125%, 05/15/2029	500,000	493,213
5.200%, 04/01/2032	290,000	291,851
Crown Castle, Inc. 2.500%, 07/15/2031	645,000	568,208
Digital Realty Trust LP 4.450%, 07/15/2028	210,000	209,435
Equinix, Inc. 2.150%, 07/15/2030	400,000	359,489
Essex Portfolio LP 3.000%, 01/15/2030	215,000	202,555
Extra Space Storage LP 2.350%, 03/15/2032	525,000	450,473
GLP Capital LP 5.300%, 01/15/2029	630,000	635,464
Healthpeak OP LLC 3.500%, 07/15/2029	420,000	405,893
Kimco Realty OP LLC 2.250%, 12/01/2031	265,000	233,361
Mid-America Apartments LP 3.950%, 03/15/2029	420,000	415,469
Prologis LP
5.125%, 01/15/2034	290,000	293,172
5.250%, 06/15/2053	250,000	232,962
Public Storage Operating Company 4.375%, 07/01/2030	250,000	249,667

263

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Realty Income Corp. 3.250%, 01/15/2031	$200,000	$188,061
Regency Centers LP 5.000%, 07/15/2032	320,000	322,380
Simon Property Group LP
3.375%, 06/15/2027	530,000	524,544
5.125%, 10/01/2035	250,000	250,394
Ventas Realty LP 2.500%, 09/01/2031	200,000	178,127
VICI Properties LP
5.125%, 05/15/2032	200,000	197,092
5.625%, 04/01/2035	170,000	169,207
Welltower OP LLC
2.750%, 01/15/2031	325,000	298,871
5.125%, 07/01/2035	250,000	250,932
		9,924,467
Utilities – 2.2%
AEP Transmission Company LLC 3.750%, 12/01/2047	420,000	310,846
Ameren Corp. 3.500%, 01/15/2031	860,000	816,077
American Electric Power Company, Inc. 5.625%, 03/01/2033	170,000	175,665
American Water Capital Corp. 4.300%, 09/01/2045	365,000	303,379
Arizona Public Service Company 3.350%, 05/15/2050	520,000	345,311
Baltimore Gas & Electric Company 4.550%, 06/01/2052	700,000	582,577
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	680,000	573,930
6.125%, 04/01/2036	456,000	486,609
CenterPoint Energy, Inc. 2.950%, 03/01/2030	336,000	316,580
Consolidated Edison Company of New York, Inc.
3.950%, 04/01/2050	730,000	560,131
5.500%, 03/15/2034	270,000	280,058
Constellation Energy Generation LLC
6.125%, 01/15/2034	185,000	197,417
6.250%, 10/01/2039	160,000	168,480
Consumers Energy Company 2.650%, 08/15/2052	684,000	409,042
Dominion Energy South Carolina, Inc. 4.600%, 06/15/2043	395,000	341,616
Dominion Energy, Inc. 3.375%, 04/01/2030	530,000	506,038
DTE Electric Company
3.750%, 08/15/2047	300,000	225,448
5.200%, 04/01/2033	250,000	255,944
Duke Energy Carolinas LLC 6.000%, 01/15/2038	300,000	316,939
Duke Energy Corp.
2.450%, 06/01/2030	725,000	668,009
4.800%, 12/15/2045	500,000	426,984
5.000%, 08/15/2052	630,000	539,079
5.750%, 09/15/2033	500,000	520,273
Duke Energy Progress NC Storm Funding II LLC 4.890%, 01/01/2046	500,000	493,935
Entergy Texas, Inc. 1.750%, 03/15/2031	730,000	637,912
Essential Utilities, Inc. 4.276%, 05/01/2049	415,000	323,922
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Eversource Energy 4.250%, 04/01/2029	$330,000	$327,306
Exelon Corp.
4.950%, 06/15/2035	225,000	219,126
5.100%, 06/15/2045	350,000	314,927
5.125%, 03/15/2031	200,000	203,559
FirstEnergy Corp. 2.650%, 03/01/2030	375,000	347,172
Florida Power & Light Company 5.650%, 02/01/2037	315,000	331,284
Georgia Power Company
4.950%, 05/17/2033	330,000	332,603
5.950%, 02/01/2039	335,000	345,596
Indiana Michigan Power Company
3.850%, 05/15/2028	400,000	396,266
6.050%, 03/15/2037	207,000	219,112
NextEra Energy Capital Holdings, Inc.
2.440%, 01/15/2032	730,000	643,260
5.250%, 02/28/2053	725,000	654,245
5.550%, 03/15/2054	220,000	206,805
NiSource, Inc.
3.950%, 03/30/2048	300,000	225,024
5.400%, 06/30/2033	950,000	972,029
Oncor Electric Delivery Company LLC
4.550%, 09/15/2032	115,000	113,547
7.500%, 09/01/2038	188,000	221,826
Pacific Gas & Electric Company
2.500%, 02/01/2031	400,000	358,482
3.750%, 07/01/2028	30,000	29,477
4.550%, 07/01/2030	257,000	253,517
4.950%, 07/01/2050	757,000	627,081
5.800%, 05/15/2034	355,000	363,765
PacifiCorp 6.000%, 01/15/2039	335,000	332,706
PPL Electric Utilities Corp. 5.000%, 05/15/2033	265,000	267,813
Public Service Company of Colorado 3.600%, 09/15/2042	520,000	401,079
Public Service Electric & Gas Company 3.100%, 03/15/2032	300,000	276,247
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	215,381
Sempra 3.400%, 02/01/2028	200,000	196,251
Southern California Edison Company
2.250%, 06/01/2030	755,000	683,012
5.350%, 07/15/2035	130,000	128,427
Southern California Gas Company 6.350%, 11/15/2052	430,000	452,510
The Connecticut Light & Power Company 4.300%, 04/15/2044	255,000	212,067
The Southern Company
3.700%, 04/30/2030	310,000	299,922
4.400%, 07/01/2046	420,000	345,707
5.700%, 03/15/2034	300,000	310,870
Virginia Electric & Power Company
4.625%, 05/15/2052	270,000	222,333
8.875%, 11/15/2038	190,000	247,280
Wisconsin Electric Power Company 4.750%, 09/30/2032	220,000	220,917

264

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Xcel Energy, Inc. 4.600%, 06/01/2032	$630,000	$618,861
		23,919,593
TOTAL CORPORATE BONDS (Cost $276,788,153)		$264,919,331
MUNICIPAL BONDS – 0.3%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	56,176
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	159,486
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	47,053
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	103,829
New York City Transitional Finance Authority 5.588%, 05/01/2038	500,000	522,139
New York State Dormitory Authority 5.628%, 03/15/2039	310,000	318,116
New York State Urban Development Corp. 5.770%, 03/15/2039	200,000	204,594
Oklahoma Development Finance Authority 4.380%, 11/01/2045	500,000	472,775
State of California, GO 7.300%, 10/01/2039	400,000	459,519
State of California, GO 7.500%, 04/01/2034	80,000	91,906
State of Illinois, GO 5.100%, 06/01/2033	100,343	102,210
State of Illinois, GO 7.350%, 07/01/2035	200,000	215,031
State of Texas, GO 5.517%, 04/01/2039	243,700	249,652
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	315,388
TOTAL MUNICIPAL BONDS (Cost $3,248,112)		$3,317,874
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.4%
Commercial and residential – 1.3%
BANK
Series 2017-BNK6, Class A4, 3.254%, 07/15/2060	1,756,889	1,737,485
Series 2022-BNK39, Class A4, 2.928%, 02/15/2055 (D)	2,000,000	1,806,864
BBCMS Mortgage Trust Series 2024-5C29, Class AS 5.627%, 09/15/2057	1,500,000	1,531,938
BMO Mortgage Trust Series 2022-C1, Class A5 3.374%, 02/15/2055 (D)	2,000,000	1,846,514
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,066,405
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	1,303,272	1,297,735
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	2,742,204	2,725,367
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital Trust Series 2021-L5, Class A4 2.728%, 05/15/2054	$2,000,000	$1,811,581
		13,823,889
U.S. Government Agency – 0.1%
Federal Home Loan Mortgage Corp. Series K755, Class A2 5.203%, 02/25/2031	600,000	622,932
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,753,692)		$14,446,821
ASSET-BACKED SECURITIES – 0.4%
Carmax Auto Owner Trust Series 2022-4, Class A4 5.700%, 07/17/2028	1,000,000	1,006,968
Carvana Auto Receivables Trust Series 2024-P2, Class A4 5.210%, 06/10/2030	1,000,000	1,016,461
CNH Equipment Trust Series 2023-B, Class A4 5.460%, 03/17/2031	600,000	613,855
SMB Private Education Loan Trust Series 2021-E, Class A1A 1.680%, 02/15/2051 (C)	577,290	548,052
Toyota Auto Receivables Owner Trust Series 2023-B, Class A4 4.660%, 09/15/2028	1,250,000	1,256,484
TOTAL ASSET-BACKED SECURITIES (Cost $4,485,262)		$4,441,820
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
John Hancock Collateral Trust, 3.6657% (E)(F)	696,555	6,966,733
TOTAL SHORT-TERM INVESTMENTS (Cost $6,966,331)		$6,966,733
Total Investments (Total Bond Market Trust) (Cost $1,137,212,912) – 99.5%		$1,081,217,525
Other assets and liabilities, net – 0.5%		5,211,709
TOTAL NET ASSETS – 100.0%		$1,086,429,234
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
GO	General Obligation
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $2,359,128.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 3-31-26.

265

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
(F)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,416,253.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.3%
Communication services – 9.6%
Diversified telecommunication services – 0.8%
Anterix, Inc. (A)	362	$13,825
AST SpaceMobile, Inc. (A)	4,375	362,556
AT&T, Inc.	112,422	3,259,114
Bandwidth, Inc., Class A (A)	535	9,534
Cogent Communications Holdings, Inc.	809	15,242
Comcast Corp., Class A	57,863	1,661,247
GCI Liberty, Inc., Class A (A)	322	11,866
GCI Liberty, Inc., Class C (A)	350	13,024
Globalstar, Inc. (A)	2,002	132,973
IDT Corp., Class B	383	18,805
Iridium Communications, Inc.	1,672	46,381
Liberty Global, Ltd., Class A (A)	1,628	19,683
Liberty Global, Ltd., Class C (A)	3,762	44,128
Liberty Latin America, Ltd., Class A (A)	569	4,916
Liberty Latin America, Ltd., Class C (A)	2,774	24,467
Lumen Technologies, Inc. (A)	16,190	112,521
Shenandoah Telecommunications Company	1,042	16,068
Uniti Group, Inc. (A)	3,843	36,047
Verizon Communications, Inc.	66,255	3,326,001
		9,128,398
Entertainment – 1.5%
AMC Entertainment Holdings, Inc., Class A (A)(B)	8,417	8,249
Atlanta Braves Holdings, Inc., Series A (A)	583	27,488
Atlanta Braves Holdings, Inc., Series C (A)	510	21,777
Cinemark Holdings, Inc.	1,812	51,678
CuriosityStream, Inc.	1,077	3,188
Electronic Arts, Inc.	3,935	802,228
IMAX Corp. (A)	848	32,232
Liberty Media Corp.-Liberty Formula One, Series A (A)	510	39,821
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,408	289,748
Lionsgate Studios Corp. (A)	4,741	45,466
Live Nation Entertainment, Inc. (A)	3,642	555,441
Madison Square Garden Entertainment Corp. (A)	655	38,586
Madison Square Garden Sports Corp. (A)	309	99,313
Netflix, Inc. (A)	66,844	6,427,051
Playtika Holding Corp.	6,306	17,531
Reservoir Media, Inc. (A)	1,061	10,387
Roblox Corp., Class A (A)	10,157	574,480
Roku, Inc. (A)	2,054	194,349
Sphere Entertainment Company (A)	461	54,121
Spotify Technology SA (A)	3,237	1,569,654
StubHub Holdings, Inc., Class A (A)(B)	5,093	31,780
Take-Two Interactive Software, Inc. (A)	2,906	573,935
The Marcus Corp.	476	8,173
The Walt Disney Company	28,279	2,725,530
TKO Group Holdings, Inc.	1,290	260,129
Warner Brothers Discovery, Inc. (A)	39,001	1,070,967
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Warner Music Group Corp., Class A	2,342	$59,815
		15,593,117
Interactive media and services – 6.6%
Alphabet, Inc., Class A	91,509	26,314,328
Alphabet, Inc., Class C	85,441	24,509,605
Angi, Inc. (A)	821	5,624
Bumble, Inc., Class A (A)	1,852	6,038
CarGurus, Inc. (A)	1,352	46,036
Cars.com, Inc. (A)	1,025	8,323
EverQuote, Inc., Class A (A)	543	8,373
FuboTV, Inc., Class A (A)(B)	463	4,380
Getty Images Holdings, Inc. (A)(B)	7,751	6,150
Grindr, Inc. (A)	2,963	35,823
IAC, Inc. (A)	1,190	47,636
Match Group, Inc.	3,787	116,299
MediaAlpha, Inc., Class A (A)	972	9,040
Meta Platforms, Inc., Class A	34,123	19,522,792
Nextdoor Holdings, Inc. (A)	4,834	6,768
Pinterest, Inc., Class A (A)	9,425	172,855
QuinStreet, Inc. (A)	989	11,878
Reddit, Inc., Class A (A)	2,169	292,056
Rumble, Inc. (A)(B)	3,512	17,911
Shutterstock, Inc.	668	11,095
Snap, Inc., Class A (A)	22,607	103,992
TripAdvisor, Inc. (A)	1,834	19,550
Trump Media & Technology Group Corp. (A)	4,429	41,101
Webtoon Entertainment, Inc. (A)(B)	2,164	19,887
Yelp, Inc. (A)	1,008	24,938
Zedge, Inc., Class B	503	1,474
Ziff Davis, Inc. (A)	678	28,449
ZipRecruiter, Inc., Class A (A)	1,513	2,784
ZoomInfo Technologies, Inc. (A)	5,043	30,157
		71,425,342
Media – 0.3%
AMC Networks, Inc., Class A (A)	609	4,135
Boston Omaha Corp., Class A (A)	746	8,713
Cable One, Inc. (A)	97	8,847
Cardlytics, Inc. (A)	1,208	1,268
Charter Communications, Inc., Class A (A)	2,035	439,316
Clear Channel Outdoor Holdings, Inc. (A)(B)	8,721	20,669
DoubleVerify Holdings, Inc. (A)	2,679	25,451
EchoStar Corp., Class A (A)	2,468	288,929
Fox Corp., Class A	2,958	172,747
Fox Corp., Class B	4,086	216,967
Gambling.com Group, Ltd. (A)	722	2,801
Gray Media, Inc.	1,567	6,801
Ibotta, Inc., Class A (A)	433	12,977
iHeartMedia, Inc., Class A (A)	2,203	6,433
John Wiley & Sons, Inc., Class A	727	27,699
Liberty Broadband Corp., Series A (A)	454	22,800
Liberty Broadband Corp., Series C (A)	1,818	91,445
Magnite, Inc. (A)	2,254	26,778
MNTN, Inc., Class A (A)	762	6,706
National CineMedia, Inc.	1,936	5,905
News Corp., Class A	5,268	131,331
News Corp., Class B	3,480	99,215
Newsmax, Inc. (A)	1,462	7,632
Nexstar Media Group, Inc.	473	85,533
NIQ Global Intelligence PLC (A)	4,737	53,860
Omnicom Group, Inc.	5,006	377,002
Optimum Communications, Inc., Class A (A)	5,276	6,859

266

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Paramount Skydance Corp., Class B (B)	16,984	$153,196
PubMatic, Inc., Class A (A)	763	6,241
Scholastic Corp. (B)	451	17,616
Sinclair, Inc.	844	10,921
Sirius XM Holdings, Inc.	5,286	122,001
Stagwell, Inc. (A)	4,427	27,846
TechTarget, Inc. (A)	769	2,984
The EW Scripps Company, Class A (A)	1,310	4,873
The New York Times Company, Class A	2,533	212,088
The Trade Desk, Inc., Class A (A)	7,011	159,080
Thryv Holdings, Inc. (A)	893	2,447
USA TODAY Company, Inc. (A)	2,450	17,273
Versant Media Group, Inc. (A)	2,314	85,664
		2,981,049
Wireless telecommunication services – 0.4%
Array Digital Infrastructure, Inc.	871	40,188
Gogo, Inc. (A)	2,267	9,113
Millicom International Cellular SA	2,670	200,090
Spok Holdings, Inc.	437	4,763
Telephone & Data Systems, Inc.	1,699	71,528
T-Mobile US, Inc.	17,708	3,719,211
		4,044,893
		103,172,799
Consumer discretionary – 10.0%
Automobile components – 0.1%
Adient PLC (A)	1,343	27,142
Aptiv PLC (A)	3,424	237,763
Autoliv, Inc.	1,209	127,138
BorgWarner, Inc.	3,401	184,538
Cooper-Standard Holdings, Inc. (A)	295	8,222
Dana, Inc.	1,863	62,690
Dauch Corp. (A)	1,941	11,510
Dorman Products, Inc. (A)	488	50,928
Fox Factory Holding Corp. (A)	714	11,752
Gentex Corp.	3,492	76,300
Gentherm, Inc. (A)	542	15,057
Holley, Inc. (A)	2,234	6,858
LCI Industries	386	47,470
Lear Corp.	833	100,860
Patrick Industries, Inc.	533	59,200
PHINIA, Inc.	620	42,433
QuantumScape Corp. (A)	8,895	56,750
Solid Power, Inc. (A)	2,942	8,826
Standard Motor Products, Inc.	406	14,104
Strattec Security Corp. (A)	75	5,876
The Goodyear Tire & Rubber Company (A)	4,535	30,067
Visteon Corp.	427	38,904
XPEL, Inc. (A)	454	20,094
		1,244,482
Automobiles – 2.0%
Empery Digital, Inc. (A)	651	2,754
Faraday Future Intelligent Electric, Inc. (A)	2,827	777
Ford Motor Company	61,364	708,141
General Motors Company	14,974	1,115,563
Harley-Davidson, Inc.	1,928	38,984
Lucid Group, Inc. (A)(B)	4,834	46,068
Rivian Automotive, Inc., Class A (A)	19,073	287,049
Tesla, Inc. (A)	52,322	19,450,704
Thor Industries, Inc.	841	67,187
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Winnebago Industries, Inc.	477	$14,782
		21,732,009
Broadline retail – 3.4%
Amazon.com, Inc. (A)	167,795	34,946,665
Coupang, Inc. (A)	26,245	495,506
Dillard's, Inc., Class A	184	105,268
eBay, Inc.	7,198	655,162
Etsy, Inc. (A)	1,562	78,069
Groupon, Inc. (A)	662	7,878
Kohl's Corp.	1,775	22,898
Macy's, Inc.	4,263	77,118
Ollie's Bargain Outlet Holdings, Inc. (A)	968	89,095
Pattern Group, Inc., Class A (A)	2,542	31,597
Savers Value Village, Inc. (A)	2,578	19,180
		36,528,436
Distributors – 0.0%
Epsium Enterprise, Ltd.,Class A (A)	240	338
Genuine Parts Company	2,190	231,593
Gold.com, Inc.	421	16,874
LKQ Corp.	4,096	120,300
Pool Corp.	589	119,172
		488,277
Diversified consumer services – 0.1%
ADT, Inc.	12,050	79,169
American Public Education, Inc. (A)	310	17,633
Bright Horizons Family Solutions, Inc. (A)	899	73,835
Carriage Services, Inc.	290	13,241
Coursera, Inc. (A)	2,671	15,545
Covista, Inc. (A)	571	65,808
Driven Brands Holdings, Inc. (A)	2,720	34,299
Duolingo, Inc. (A)	624	61,508
frontdoor, Inc. (A)	1,152	60,895
Graham Holdings Company, Class B	53	56,035
Grand Canyon Education, Inc. (A)	442	75,153
H&R Block, Inc.	2,102	66,717
ITT Educational Services, Inc. (A)(C)	608	0
Laureate Education, Inc. (A)	2,364	82,362
Liberty Live Holdings, Inc., Class A (A)	426	39,039
Liberty Live Holdings, Inc., Class C (A)	1,009	94,957
Lincoln Educational Services Corp. (A)	547	22,252
Matthews International Corp., Class A	593	15,311
McGraw Hill, Inc. (A)	3,069	42,045
Mister Car Wash, Inc. (A)	5,532	38,558
OneSpaWorld Holdings, Ltd.	1,681	38,579
Perdoceo Education Corp.	1,037	38,587
Phoenix Education Partners, Inc.	633	19,914
Service Corp. International	2,209	182,265
Strategic Education, Inc.	386	32,023
Stride, Inc. (A)	689	60,749
Udemy, Inc. (A)	2,499	11,545
Universal Technical Institute, Inc. (A)	868	31,335
WW International, Inc. (A)	181	2,487
		1,371,846
Hotels, restaurants and leisure – 1.9%
Accel Entertainment, Inc. (A)	1,745	19,038
Airbnb, Inc., Class A (A)	6,744	851,632
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	4,122	167,106
Biglari Holdings, Inc., Class A (A)	4	6,971
Biglari Holdings, Inc., Class B (A)	37	12,195
BJ's Restaurants, Inc. (A)	351	12,320
Black Rock Coffee Bar, Inc., Class A (A)	312	4,031
Bloomin' Brands, Inc.	1,470	7,938

267

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Booking Holdings, Inc.	509	$2,143,053
Boyd Gaming Corp.	1,224	100,588
Brightstar Lottery PLC	3,048	38,832
Brinker International, Inc. (A)	698	99,653
Caesars Entertainment, Inc. (A)	3,274	86,532
Carnival Corp.	18,337	474,562
Cava Group, Inc. (A)	1,814	146,753
Chipotle Mexican Grill, Inc. (A)	21,073	674,547
Choice Hotels International, Inc. (B)	725	75,038
Churchill Downs, Inc.	1,099	98,723
Cracker Barrel Old Country Store, Inc. (B)	371	10,429
Darden Restaurants, Inc.	1,835	359,733
Dave & Buster's Entertainment, Inc. (A)	568	6,151
Dine Brands Global, Inc.	263	6,901
Domino's Pizza, Inc.	530	190,159
DoorDash, Inc., Class A (A)	6,331	950,600
DraftKings, Inc., Class A (A)	7,803	168,701
Dutch Bros, Inc., Class A (A)	1,995	101,067
El Pollo Loco Holdings, Inc. (A)	622	8,621
Expedia Group, Inc.	1,857	428,763
First Watch Restaurant Group, Inc. (A)	999	10,470
Flutter Entertainment PLC (A)	2,767	282,096
Global Business Travel Group I (A)	8,698	48,535
Golden Entertainment, Inc.	478	12,758
Hilton Grand Vacations, Inc. (A)	1,423	55,668
Hilton Worldwide Holdings, Inc.	3,685	1,120,535
Hyatt Hotels Corp., Class A	657	94,470
Jack in the Box, Inc. (A)	336	3,249
Krispy Kreme, Inc.	2,848	9,655
Kura Sushi USA, Inc., Class A (A)	180	12,562
Las Vegas Sands Corp.	10,803	582,066
Life Time Group Holdings, Inc. (A)	3,471	93,509
Light & Wonder, Inc. (A)	4	333
Lindblad Expeditions Holdings, Inc. (A)	966	16,712
Lucky Strike Entertainment Corp. (B)	1,515	12,605
Marriott International, Inc., Class A	4,267	1,395,608
Marriott Vacations Worldwide Corp.	549	35,751
McDonald's Corp.	11,228	3,489,550
MGM Resorts International (A)	4,251	157,330
Monarch Casino & Resort, Inc.	302	28,871
Nathan's Famous, Inc.	93	9,368
Navan, Inc., Class A (A)(B)	3,742	49,544
Norwegian Cruise Line Holdings, Ltd. (A)	7,074	132,284
Papa John's International, Inc.	524	16,983
Penn Entertainment, Inc. (A)	2,328	34,990
Planet Fitness, Inc., Class A (A)	1,316	97,884
Portillo's, Inc., Class A (A)	1,244	6,581
Pursuit Attractions and Hospitality, Inc. (A)	501	18,352
RCI Hospitality Holdings, Inc.	193	4,402
Red Rock Resorts, Inc., Class A	949	50,639
Restaurant Brands International LP	82	6,042
Royal Caribbean Cruises, Ltd.	4,274	1,176,119
Rush Street Interactive, Inc. (A)	1,514	32,930
Sabre Corp. (A)	6,776	9,825
Serve Robotics, Inc. (A)(B)	1,195	10,086
Shake Shack, Inc., Class A (A)	627	55,471
Sharplink Gaming, Inc. (A)	3,102	20,008
Six Flags Entertainment Corp. (A)	1,646	29,217
Starbucks Corp.	17,881	1,601,959
Sweetgreen, Inc., Class A (A)	1,742	9,041
Target Hospitality Corp. (A)	1,719	15,952
Texas Roadhouse, Inc.	1,031	170,259
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
The Cheesecake Factory, Inc.	757	$41,446
The Wendy's Company	2,992	20,794
Travel + Leisure Company	1,014	70,159
United Parks & Resorts, Inc. (A)	864	28,218
Vail Resorts, Inc.	584	74,939
Viking Holdings, Ltd. (A)	4,972	365,343
Wingstop, Inc.	439	68,032
Wyndham Hotels & Resorts, Inc.	1,180	95,851
Wynn Resorts, Ltd.	1,634	165,933
Xponential Fitness, Inc., Class A (A)	632	3,805
Yum! Brands, Inc.	4,364	678,515
		19,883,970
Household durables – 0.4%
Beazer Homes USA, Inc. (A)	543	10,447
Cavco Industries, Inc. (A)	125	60,536
Century Communities, Inc.	512	29,379
Champion Homes, Inc. (A)	894	66,487
Cricut, Inc., Class A	1,127	4,215
D.R. Horton, Inc.	4,683	642,601
Dream Finders Homes, Inc., Class A (A)	656	9,132
Ethan Allen Interiors, Inc.	497	11,063
Garmin, Ltd.	3,039	705,078
GoPro, Inc., Class A (A)	2,548	1,962
Green Brick Partners, Inc. (A)	730	47,049
Hamilton Beach Brands Holding Company, Class B	241	4,567
Helen of Troy, Ltd. (A)	416	5,999
Hovnanian Enterprises, Inc., Class A (A)	90	9,982
Installed Building Products, Inc.	429	113,749
KB Home	1,039	53,768
La-Z-Boy, Inc.	684	21,984
Legacy Housing Corp. (A)	492	10,052
Leggett & Platt, Inc.	2,225	21,983
Lennar Corp., B Shares	644	54,173
Lennar Corp., Class A	3,324	288,656
LGI Homes, Inc. (A)	407	16,089
M/I Homes, Inc. (A)	420	51,429
Meritage Homes Corp.	1,124	69,508
Mohawk Industries, Inc. (A)	971	95,605
Newell Brands, Inc.	6,813	23,369
NVR, Inc. (A)	45	296,542
PulteGroup, Inc.	3,075	361,651
SharkNinja, Inc. (A)	2,222	235,310
Somnigroup International, Inc.	3,306	244,380
Sonos, Inc. (A)	1,954	26,184
Taylor Morrison Home Corp. (A)	1,536	89,457
The Lovesac Company (A)	288	4,254
Toll Brothers, Inc.	1,488	203,067
TopBuild Corp. (A)	441	154,923
Tri Pointe Homes, Inc. (A)	1,409	65,843
Whirlpool Corp. (B)	886	47,773
		4,158,246
Leisure products – 0.1%
Acushnet Holdings Corp.	935	87,404
Brunswick Corp.	1,029	74,870
Callaway Golf Company (A)	2,971	41,237
Funko, Inc., Class A (A)	1,123	3,537
Hasbro, Inc.	2,202	206,107
Latham Group, Inc. (A)	2,010	10,794
Malibu Boats, Inc., Class A (A)	377	9,772
MasterCraft Boat Holdings, Inc. (A)	443	9,086
Mattel, Inc. (A)	5,066	73,609
Peloton Interactive, Inc., Class A (A)	6,246	26,795
Polaris, Inc.	891	48,560
Smith & Wesson Brands, Inc.	812	11,636

268

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Sturm Ruger & Company, Inc.	284	$11,386
Tron, Inc. (A)(B)	4,215	9,568
YETI Holdings, Inc. (A)	1,279	46,799
		671,160
Specialty retail – 1.7%
1-800-Flowers.com, Inc., Class A (A)	951	2,891
Abercrombie & Fitch Company, Class A (A)	748	68,345
Academy Sports & Outdoors, Inc.	1,043	58,877
Advance Auto Parts, Inc.	954	50,324
American Eagle Outfitters, Inc.	2,727	45,541
America's Car-Mart, Inc. (A)	179	2,279
Arhaus, Inc.	880	5,966
Arko Corp.	2,142	11,910
Asbury Automotive Group, Inc. (A)	308	60,186
AutoNation, Inc. (A)	584	114,032
AutoZone, Inc. (A)	263	888,356
Barnes & Noble Education, Inc. (A)	593	5,236
Bath & Body Works, Inc.	3,260	60,864
Bed Bath & Beyond, Inc. (A)	1,173	5,443
Best Buy Company, Inc.	3,317	212,951
Boot Barn Holdings, Inc. (A)	480	70,253
Build-A-Bear Workshop, Inc.	217	8,127
Burlington Stores, Inc. (A)	991	322,452
Caleres, Inc.	573	6,039
Camping World Holdings, Inc., Class A	1,098	7,499
CarMax, Inc. (A)	2,364	98,295
Carvana Company (A)	2,172	682,833
Chewy, Inc., Class A (A)	3,465	93,555
Citi Trends, Inc. (A)	163	7,061
Designer Brands, Inc., Class A (B)	711	4,046
Dick's Sporting Goods, Inc.	1,040	206,222
EVgo, Inc. (A)	2,257	3,882
Five Below, Inc. (A)	868	198,321
Floor & Decor Holdings, Inc., Class A (A)	1,688	85,750
GameStop Corp., Class A (A)	7,047	162,363
Genesco, Inc. (A)	213	6,175
Group 1 Automotive, Inc.	201	66,457
Haverty Furniture Companies, Inc.	332	7,032
Lands' End, Inc. (A)(B)	581	6,530
Lithia Motors, Inc.	401	100,138
Lowe's Companies, Inc.	8,828	2,085,880
MarineMax, Inc. (A)	417	11,284
Monro, Inc.	517	8,293
Murphy USA, Inc.	303	149,673
National Vision Holdings, Inc. (A)	1,266	32,789
Newegg Commerce, Inc. (A)(B)	6,108	252,321
O'Reilly Automotive, Inc. (A)	13,293	1,227,077
Penske Automotive Group, Inc.	1,059	158,342
Petco Health & Wellness Company, Inc. (A)	4,020	11,176
PetMed Express, Inc. (A)	593	1,352
Revolve Group, Inc. (A)	647	14,629
RH (A)	293	40,967
Ross Stores, Inc.	5,138	1,113,045
Sally Beauty Holdings, Inc. (A)	1,587	21,980
Shoe Carnival, Inc.	495	7,717
Signet Jewelers, Ltd.	648	54,847
Sleep Number Corp. (A)	425	763
Sonic Automotive, Inc., Class A	362	24,822
Stitch Fix, Inc., Class A (A)	1,934	6,402
The Buckle, Inc.	818	41,194
The Children's Place, Inc. (A)	428	1,438
The Gap, Inc.	5,821	140,868
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Home Depot, Inc.	15,671	$5,154,035
The RealReal, Inc. (A)	1,858	16,871
The TJX Companies, Inc.	17,513	2,796,826
ThredUp, Inc., Class A (A)	1,689	5,540
Tractor Supply Company	8,345	378,029
Ulta Beauty, Inc. (A)	706	369,033
Upbound Group, Inc.	1,006	18,158
Urban Outfitters, Inc. (A)	1,410	89,324
Valvoline, Inc. (A)	2,016	67,899
Victoria's Secret & Company (A)	1,259	58,367
Warby Parker, Inc., Class A (A)	1,676	35,313
Wayfair, Inc., Class A (A)	1,653	124,322
Williams-Sonoma, Inc.	1,914	348,980
Winmark Corp.	58	24,798
Zumiez, Inc. (A)	333	7,379
		18,637,964
Textiles, apparel and luxury goods – 0.3%
Amer Sports, Inc. (A)	8,724	287,194
Birkenstock Holding PLC (A)	2,905	104,086
Capri Holdings, Ltd. (A)	1,885	33,214
Carter's, Inc.	587	20,991
Columbia Sportswear Company	887	48,616
Crocs, Inc. (A)	859	71,314
Deckers Outdoor Corp. (A)	2,329	233,110
Figs, Inc., Class A (A)	2,505	36,999
G-III Apparel Group, Ltd.	707	19,584
Gildan Activewear, Inc.	24	1,336
Kontoor Brands, Inc.	882	61,996
Lakeland Industries, Inc.	369	3,022
Levi Strauss & Company, Class A	1,707	31,562
Lululemon Athletica, Inc. (A)	1,783	272,977
Movado Group, Inc.	345	8,425
NIKE, Inc., Class B	18,696	987,523
On Holding AG, Class A (A)	4,550	154,791
Oxford Industries, Inc.	253	9,743
PVH Corp.	750	52,320
Ralph Lauren Corp.	604	207,770
Steven Madden, Ltd.	1,150	39,008
Tapestry, Inc.	3,270	461,430
Under Armour, Inc., Class A (A)	1,621	9,580
Under Armour, Inc., Class C (A)	4,949	28,655
Vera Bradley, Inc. (A)	1,025	3,239
VF Corp.	6,167	104,777
Wolverine World Wide, Inc.	1,312	21,412
		3,314,674
		108,031,064
Consumer staples – 5.5%
Beverages – 1.1%
Brown-Forman Corp., Class A	3,294	88,246
Brown-Forman Corp., Class B	4,259	112,608
Celsius Holdings, Inc. (A)	4,055	143,871
Coca-Cola Consolidated, Inc.	1,187	227,595
Constellation Brands, Inc., Class A	2,761	414,150
Keurig Dr. Pepper, Inc.	21,321	561,382
MGP Ingredients, Inc.	359	6,602
Molson Coors Beverage Company, Class B	2,887	124,314
Monster Beverage Corp. (A)	15,362	1,113,131
National Beverage Corp. (A)	1,573	52,931
PepsiCo, Inc.	21,534	3,344,015
Primo Brands Corp.	2,137	40,240
The Boston Beer Company, Inc., Class A (A)	136	31,334
The Coca-Cola Company	67,732	5,151,019

269

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Vita Coco Company, Inc. (A)	898	$43,023
		11,454,461
Consumer staples distribution and retail – 2.5%
Albertsons Companies, Inc., Class A	8,756	149,202
BJ's Wholesale Club Holdings, Inc. (A)	2,062	202,942
Casey's General Stores, Inc.	585	425,798
Costco Wholesale Corp.	6,975	6,950,099
Dollar General Corp.	3,462	411,043
Dollar Tree, Inc. (A)	3,208	351,308
Grocery Outlet Holding Corp. (A)	1,579	11,132
Ingles Markets, Inc., Class A	249	22,383
Maplebear, Inc. (A)	4,147	155,347
Natural Grocers by Vitamin Cottage, Inc.	406	10,495
Performance Food Group Company (A)	2,447	209,610
PriceSmart, Inc.	498	74,949
Sprouts Farmers Market, Inc. (A)	1,529	117,932
Sysco Corp.	7,507	535,474
Target Corp.	7,128	863,914
The Andersons, Inc.	558	40,053
The Chefs' Warehouse, Inc. (A)	643	38,226
The Kroger Company	10,388	751,676
U.S. Foods Holding Corp. (A)	3,503	323,012
United Natural Foods, Inc. (A)	963	43,393
Village Super Market, Inc., Class A	163	6,883
Walmart, Inc.	125,502	15,597,389
Weis Markets, Inc.	429	29,339
		27,321,599
Food products – 0.6%
Adecoagro SA	1,819	27,321
Archer-Daniels-Midland Company	7,571	550,336
B&G Foods, Inc. (B)	1,558	7,494
Beyond Meat, Inc. (A)(B)	7,492	5,256
Bunge Global SA	3,151	400,807
Calavo Growers, Inc.	363	9,362
Cal-Maine Foods, Inc.	759	60,075
Conagra Brands, Inc.	7,348	115,511
Darling Ingredients, Inc. (A)	2,498	154,501
Dole PLC	1,608	22,978
Flowers Foods, Inc.	3,368	27,449
Fresh Del Monte Produce, Inc.	782	31,483
Freshpet, Inc. (A)	769	45,340
General Mills, Inc.	8,357	311,048
Hormel Foods Corp.	8,747	198,120
Ingredion, Inc.	983	110,745
J&J Snack Foods Corp.	313	24,812
JBS NV, Class A (A)	17,547	315,144
John B Sanfilippo & Son, Inc.	171	13,565
Lamb Weston Holdings, Inc.	2,191	92,592
Lifeway Foods, Inc. (A)	271	5,241
Mama's Creations, Inc. (A)	716	10,983
McCormick & Company, Inc.	3,981	200,802
Mission Produce, Inc. (A)	1,330	18,301
Mondelez International, Inc., Class A	20,357	1,173,377
Pilgrim's Pride Corp.	3,759	141,940
Post Holdings, Inc. (A)	838	82,845
Seaboard Corp.	16	90,464
Seneca Foods Corp., Class A (A)	96	14,508
SunOpta, Inc. (A)	2,067	13,394
The Campbell's Company (B)	4,649	103,533
The Hershey Company	2,329	484,176
The J.M. Smucker Company	1,676	161,633
The Kraft Heinz Company	18,496	415,975
The Marzetti Company	442	61,142
The Simply Good Foods Company (A)	1,632	23,419
Tootsie Roll Industries, Inc.	776	33,133
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Tyson Foods, Inc., Class A	4,482	$287,162
Utz Brands, Inc.	1,458	11,547
Vital Farms, Inc. (A)	714	10,082
Westrock Coffee Company (A)(B)	1,497	6,362
		5,873,958
Household products – 0.7%
Central Garden & Pet Company, Class A (A)	1,015	32,906
Church & Dwight Company, Inc.	3,825	356,949
Colgate-Palmolive Company	12,691	1,081,654
Energizer Holdings, Inc.	1,106	18,161
Kimberly-Clark Corp.	5,214	502,995
Oil-Dri Corp. of America	205	13,343
Reynolds Consumer Products, Inc.	3,413	72,287
Spectrum Brands Holdings, Inc.	394	29,038
The Clorox Company	1,908	197,726
The Procter & Gamble Company	36,883	5,327,381
WD-40 Company	217	44,255
		7,676,695
Personal care products – 0.1%
BellRing Brands, Inc. (A)	1,982	31,890
Bonk, Inc. (A)	156	407
Coty, Inc., Class A (A)	14,105	28,351
e.l.f. Beauty, Inc. (A)	891	54,004
Edgewell Personal Care Company	786	16,773
Herbalife, Ltd. (A)	1,648	24,259
Interparfums, Inc.	522	47,418
Kenvue, Inc.	30,152	519,820
Niagen Bioscience, Inc. (A)	1,309	5,773
Nu Skin Enterprises, Inc., Class A	860	6,261
Olaplex Holdings, Inc. (A)	10,797	21,918
The Estee Lauder Companies, Inc., Class A	3,688	264,688
The Honest Company, Inc. (A)	1,941	5,707
Upexi, Inc. (A)(B)	971	957
USANA Health Sciences, Inc. (A)	380	6,639
		1,034,865
Tobacco – 0.5%
Altria Group, Inc.	26,427	1,743,918
Philip Morris International, Inc.	24,502	4,051,161
Turning Point Brands, Inc.	289	25,082
Universal Corp.	399	21,027
		5,841,188
		59,202,766
Energy – 4.1%
Energy equipment and services – 0.4%
Archrock, Inc.	2,771	96,431
Atlas Energy Solutions, Inc.	2,110	27,683
Baker Hughes Company	15,501	946,336
Borr Drilling, Ltd. (A)	4,188	24,165
Bristow Group, Inc.	502	23,539
Cactus, Inc., Class A	1,100	52,107
Core Laboratories, Inc.	862	14,473
Expro Group Holdings NV (A)	1,967	34,245
Flowco Holdings, Inc., Class A	551	11,351
Forum Energy Technologies, Inc. (A)	270	15,838
Geospace Technologies Corp. (A)	237	2,891
Halliburton Company	13,359	520,867
Helix Energy Solutions Group, Inc. (A)	2,619	25,902
Helmerich & Payne, Inc.	1,588	57,216
Innovex International, Inc. (A)	1,212	29,561
Kodiak Gas Services, Inc.	1,383	80,657
Liberty Energy, Inc.	2,564	73,843

270

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Nabors Industries, Ltd. (A)	257	$22,117
National Energy Services Reunited Corp. (A)	1,612	34,610
Noble Corp. PLC	2,481	121,743
NOV, Inc.	5,834	109,738
Oceaneering International, Inc. (A)	1,625	57,639
Oil States International, Inc. (A)	1,259	14,655
Patterson-UTI Energy, Inc.	6,021	65,207
ProFrac Holding Corp., Class A (A)	3,051	18,916
ProPetro Holding Corp. (A)	1,772	25,535
RPC, Inc.	4,080	28,886
Seadrill, Ltd. (A)	1,035	47,093
Select Water Solutions, Inc.	1,736	26,561
SLB, Ltd.	23,528	1,209,104
Solaris Energy Infrastructure, Inc.	774	43,739
TechnipFMC PLC	6,460	446,580
TETRA Technologies, Inc. (A)	2,187	18,633
Tidewater, Inc. (A)	781	65,253
Transocean, Ltd. (A)	17,300	114,699
Valaris, Ltd. (A)	1,093	107,158
Weatherford International PLC	1,114	105,362
		4,720,333
Oil, gas and consumable fuels – 3.7%
American Resources Corp. (A)	1,751	4,237
Amplify Energy Corp. (A)	877	5,472
Antero Midstream Corp.	7,560	172,368
Antero Resources Corp. (A)	4,838	205,325
APA Corp.	5,611	238,131
Ardmore Shipping Corp.	698	10,645
BKV Corp. (A)	1,493	42,580
California Resources Corp.	1,542	106,737
Centrus Energy Corp., Class A (A)	276	47,911
Cheniere Energy, Inc.	3,449	978,688
Chevron Corp.	32,672	6,759,837
Chord Energy Corp.	884	125,687
Clean Energy Fuels Corp. (A)	3,928	9,741
CNX Resources Corp. (A)	2,218	85,504
Comstock Resources, Inc. (A)	4,644	97,896
Comstock, Inc. (A)	907	2,766
ConocoPhillips	19,651	2,593,932
Core Natural Resources, Inc.	810	84,831
Coterra Energy, Inc.	12,013	422,137
Crescent Energy Company, Class A	4,087	55,175
CVR Energy, Inc. (A)	1,607	54,076
Delek US Holdings, Inc.	967	43,583
Devon Energy Corp.	9,880	497,162
DHT Holdings, Inc.	2,577	47,082
Diamondback Energy, Inc.	4,552	900,340
Diversified Energy Company	1,387	24,189
Dorian LPG, Ltd.	684	23,393
DT Midstream, Inc.	1,584	213,317
Encore Energy Corp. (A)	3,405	6,129
Energy Fuels, Inc. (A)	3,658	66,759
EOG Resources, Inc.	8,575	1,239,688
EQT Corp.	9,810	624,308
Excelerate Energy, Inc., Class A	536	17,913
Expand Energy Corp.	3,744	411,016
Exxon Mobil Corp.	67,083	11,381,302
FLEX LNG, Ltd. (A)(B)	865	25,699
Gevo, Inc. (A)	4,015	10,961
Golar LNG, Ltd.	1,645	89,011
Granite Ridge Resources, Inc.	2,821	16,559
Green Plains, Inc. (A)	1,095	18,013
Gulfport Energy Corp. (A)	276	58,393
Harvest Natural Resources, Inc. (A)(C)	270	0
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
HF Sinclair Corp.	2,933	$182,990
HighPeak Energy, Inc. (B)	2,393	16,512
Infinity Natural Resources, Inc., Class A (A)	289	5,089
International Seaways, Inc.	789	57,502
Kinder Morgan, Inc.	34,897	1,170,096
Kinetik Holdings, Inc. (B)	958	46,377
Kosmos Energy, Ltd. (A)	9,007	25,039
Lightbridge Corp. (A)	522	5,565
Magnolia Oil & Gas Corp., Class A	2,838	89,596
Marathon Petroleum Corp.	4,777	1,166,448
Matador Resources Company	1,941	122,632
Murphy Oil Corp.	2,256	93,060
New Fortress Energy, Inc. (A)(B)	4,550	2,685
Next Bridge Hydrocarbons, Inc. (A)(C)	2,456	0
NextDecade Corp. (A)	4,337	33,221
NextNRG, Inc. (A)	2,423	969
Nordic American Tankers, Ltd.	3,683	21,582
Northern Oil and Gas, Inc.	1,522	44,488
Occidental Petroleum Corp.	15,429	1,002,885
ONEOK, Inc.	9,884	893,415
Ovintiv, Inc.	4,004	237,677
Par Pacific Holdings, Inc. (A)	813	50,926
PBF Energy, Inc., Class A	1,836	87,430
Peabody Energy Corp.	1,919	63,231
Permian Resources Corp., Class A	11,632	247,994
Phillips 66	6,356	1,157,936
PrimeEnergy Resources Corp. (A)	27	6,287
Range Resources Corp.	3,741	169,018
REX American Resources Corp. (A)	597	27,205
Riley Exploration Permian, Inc.	499	18,189
Sable Offshore Corp. (A)	2,342	38,690
SandRidge Energy, Inc.	732	11,939
Scorpio Tankers, Inc.	805	60,101
SFL Corp., Ltd.	2,223	23,986
SM Energy Company	3,882	121,041
Talos Energy, Inc. (A)	2,941	46,350
Targa Resources Corp.	3,379	847,217
Teekay Corp., Ltd.	1,415	17,277
Teekay Tankers, Ltd., Class A	483	35,414
Texas Pacific Land Corp.	1,086	515,372
The Williams Companies, Inc.	19,193	1,396,867
Uranium Energy Corp. (A)	7,043	95,081
VAALCO Energy, Inc.	2,015	12,775
Valero Energy Corp.	4,885	1,206,986
Venture Global, Inc., Class A	7,320	115,363
Viper Energy, Inc., Class A	2,677	125,792
Vitesse Energy, Inc. (B)	697	12,658
Western Midstream Partners LP	33	1,359
World Kinect Corp.	908	20,948
		39,569,753
		44,290,086
Financials – 13.1%
Banks – 3.8%
1st Source Corp.	445	30,798
ACNB Corp.	246	11,776
Amalgamated Financial Corp.	494	19,202
Amerant Bancorp, Inc.	832	18,337
Ameris Bancorp	1,047	81,656
Arrow Financial Corp.	438	14,704
Associated Banc-Corp.	2,440	63,098
Atlantic Union Bankshares Corp.	2,161	77,234
Axos Financial, Inc. (A)	870	74,028
Banc of California, Inc.	2,150	37,797
BancFirst Corp.	557	60,435

271

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank First Corp.	179	$24,176
Bank of America Corp.	116,455	5,677,181
Bank of Hawaii Corp.	575	42,694
Bank of Marin Bancorp	454	11,636
Bank OZK	1,676	76,912
Bank7 Corp.	210	8,375
BankUnited, Inc.	1,117	50,444
Bankwell Financial Group, Inc.	179	8,685
Banner Corp.	544	33,010
Bar Harbor Bankshares	488	15,836
Beacon Financial Corp.	1,202	36,060
Blue Foundry Bancorp (A)	681	9,016
Blue Ridge Bankshares, Inc.	2,135	8,967
BOK Financial Corp.	1,018	130,365
Bridgewater Bancshares, Inc. (A)	667	11,806
Burke & Herbert Financial Services Corp.	277	17,254
Business First Bancshares, Inc.	644	17,414
Byline Bancorp, Inc.	910	28,729
California BanCorp	643	11,394
Camden National Corp.	396	18,790
Capital Bancorp, Inc.	442	13,145
Capital City Bank Group, Inc.	438	19,035
Capitol Federal Financial, Inc.	2,540	18,110
Carter Bankshares, Inc. (A)	631	14,715
Cathay General Bancorp	1,082	53,949
Central Pacific Financial Corp.	510	16,300
CF Bankshares, Inc.	187	5,219
ChoiceOne Financial Services, Inc.	276	7,761
Citigroup, Inc.	28,924	3,280,271
Citizens Financial Group, Inc.	6,529	391,544
City Holding Company	222	26,533
Civista Bancshares, Inc.	506	11,532
CNB Financial Corp.	620	17,955
Coastal Financial Corp. (A)	237	18,036
CoastalSouth Bancshares, Inc.	283	6,959
Colony Bankcorp, Inc.	683	13,640
Columbia Banking System, Inc.	4,582	125,684
Columbia Financial, Inc. (A)	1,974	34,565
Commerce Bancshares, Inc.	2,172	106,862
Commercial Bancgroup, Inc.	422	10,980
Community Financial System, Inc.	883	51,788
Community Trust Bancorp, Inc.	411	24,956
Community West Bancshares	530	12,349
ConnectOne Bancorp, Inc.	879	23,531
Cullen/Frost Bankers, Inc.	984	134,887
Customers Bancorp, Inc. (A)	520	36,093
CVB Financial Corp.	2,280	44,209
Dime Community Bancshares, Inc.	755	25,534
Eagle Bancorp, Inc.	530	13,181
East West Bancorp, Inc.	2,136	228,039
Eastern Bankshares, Inc.	3,808	74,484
Enterprise Financial Services Corp.	616	33,332
Equity Bancshares, Inc., Class A	375	16,654
Esquire Financial Holdings, Inc.	136	14,620
Farmers & Merchants Bancorp, Inc.	229	5,878
Farmers National Banc Corp.	1,115	14,673
FB Bancorp, Inc. (A)	395	5,427
FB Financial Corp.	874	45,396
Fifth Third Bancorp	13,888	645,236
Financial Institutions, Inc.	399	12,652
Finward Bancorp	117	4,247
First Bancorp (North Carolina)	690	38,882
First Bancorp (Puerto Rico)	2,523	53,891
First Bank	397	6,352
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Busey Corp.	1,459	$36,869
First Business Financial Services, Inc.	187	10,085
First Citizens BancShares, Inc., Class A	185	348,662
First Commonwealth Financial Corp.	1,630	28,655
First Community Bankshares, Inc.	519	21,549
First Financial Bancorp	1,856	51,745
First Financial Bankshares, Inc.	2,383	70,179
First Financial Corp.	260	16,432
First Foundation, Inc. (A)	1,592	9,393
First Hawaiian, Inc.	1,898	46,767
First Horizon Corp.	7,718	175,662
First Internet Bancorp	254	5,177
First Interstate BancSystem, Inc., Class A	1,598	53,373
First Merchants Corp.	962	37,258
First Mid Bancshares, Inc.	597	24,590
Firstsun Capital Bancorp (A)	501	18,266
Five Star Bancorp	471	17,766
Flagstar Bank NA	6,535	86,066
Flushing Financial Corp.	627	9,631
FNB Corp.	4,696	78,517
Franklin Financial Services Corp.	97	4,955
Fulton Financial Corp.	2,623	53,352
German American Bancorp, Inc.	749	31,301
Glacier Bancorp, Inc.	2,042	91,216
Great Southern Bancorp, Inc.	276	17,424
Greene County Bancorp, Inc.	368	8,247
Hancock Whitney Corp.	1,222	77,707
Hanmi Financial Corp.	547	14,419
HBT Financial, Inc.	759	20,280
Heritage Commerce Corp.	1,138	14,202
Heritage Financial Corp.	749	19,474
Hilltop Holdings, Inc.	1,115	39,939
Home Bancorp, Inc.	181	10,965
Home BancShares, Inc.	3,058	82,352
HomeTrust Bancshares, Inc.	400	17,060
Hope Bancorp, Inc.	2,255	25,188
Horizon Bancorp, Inc.	1,140	18,890
Huntington Bancshares, Inc.	30,785	481,785
Independent Bank Corp. (Massachusetts)	762	57,310
Independent Bank Corp. (Michigan)	460	15,318
International Bancshares Corp.	1,000	67,290
JPMorgan Chase & Co.	43,266	12,727,127
Kearny Financial Corp.	1,432	10,812
KeyCorp	16,649	333,812
Lakeland Financial Corp.	428	24,559
Live Oak Bancshares, Inc.	752	24,869
M&T Bank Corp.	2,409	497,988
Mechanics Bancorp, Class A	3,546	52,304
Mercantile Bank Corp.	380	19,190
Meridian Corp.	245	4,645
Metrocity Bankshares, Inc.	813	23,309
Metropolitan Bank Holding Corp.	165	13,743
Mid Penn Bancorp, Inc.	462	14,858
Midland States Bancorp, Inc.	503	11,222
MVB Financial Corp.	367	9,113
National Bank Holdings Corp., Class A	604	23,653
NB Bancorp, Inc.	837	17,636
NBT Bancorp, Inc.	883	37,598
Nicolet Bankshares, Inc.	381	56,624
Northeast Bank	131	14,720
Northeast Community Bancorp, Inc.	351	8,354
Northfield Bancorp, Inc.	995	13,472
Northpointe Bancshares, Inc.	678	11,702
Northrim BanCorp, Inc.	429	9,816

272

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Northwest Bancshares, Inc.	2,291	$29,073
NU Holdings, Ltd., Class A (A)	59,228	851,106
OceanFirst Financial Corp.	956	17,246
OFG Bancorp	693	28,039
Old National Bancorp	5,904	130,478
Old Second Bancorp, Inc.	921	18,567
Orange County Bancorp, Inc.	310	9,914
Origin Bancorp, Inc.	556	23,052
Orrstown Financial Services, Inc.	321	11,582
Park National Corp.	281	45,929
Pathward Financial, Inc.	329	29,357
Peapack-Gladstone Financial Corp.	362	12,746
Peoples Bancorp, Inc.	724	23,798
Peoples Financial Services Corp.	268	14,292
Pinnacle Financial Partners, Inc.	2,292	197,433
Ponce Financial Group, Inc. (A)	582	9,725
Popular, Inc.	1,019	136,719
Preferred Bank	205	18,591
Primis Financial Corp.	738	9,801
Prosperity Bancshares, Inc.	1,404	94,321
Provident Financial Services, Inc.	2,254	47,695
QCR Holdings, Inc.	263	22,473
RBB Bancorp	509	10,877
Red River Bancshares, Inc.	159	14,380
Regions Financial Corp.	13,485	352,228
Renasant Corp.	1,490	53,834
Republic Bancorp, Inc., Class A	350	24,693
S&T Bancorp, Inc.	656	27,440
Seacoast Banking Corp. of Florida	1,526	46,223
ServisFirst Bancshares, Inc.	878	63,945
Shore Bancshares, Inc.	848	15,841
Sierra Bancorp	426	14,450
Simmons First National Corp., Class A	2,364	45,980
SmartFinancial, Inc.	421	16,453
South Plains Financial, Inc.	398	16,676
Southern First Bancshares, Inc. (A)	219	11,936
Southern Missouri Bancorp, Inc.	240	15,346
Southside Bancshares, Inc.	641	19,929
SouthState Bank Corp.	1,523	140,908
Stellar Bancorp, Inc.	867	31,741
Sterling Bancorp, Inc. (A)(C)	861	0
Stock Yards Bancorp, Inc.	499	33,079
Texas Capital Bancshares, Inc. (A)	678	64,329
TFS Financial Corp.	4,743	66,639
The Bancorp, Inc. (A)	719	38,632
The Bank of NT Butterfield & Son, Ltd.	679	35,634
The Hingham Institution for Savings	35	10,004
The PNC Financial Services Group, Inc.	6,154	1,280,586
Third Coast Bancshares, Inc. (A)	265	10,025
Tompkins Financial Corp.	307	24,204
Towne Bank	1,358	45,724
TriCo Bancshares	657	31,234
Triumph Financial, Inc. (A)	385	22,969
Truist Financial Corp.	20,137	925,698
Trustmark Corp.	974	41,044
U.S. Bancorp	24,337	1,265,767
UMB Financial Corp.	1,152	129,934
United Bankshares, Inc.	2,117	87,686
United Community Banks, Inc.	1,970	62,035
Unity Bancorp, Inc.	223	11,558
Univest Financial Corp.	648	22,200
Valley National Bancorp	8,428	103,496
Virginia National Bankshares Corp.	154	5,883
WaFd, Inc.	1,272	39,941
Washington Trust Bancorp, Inc.	417	13,953
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Webster Financial Corp.	2,523	$175,147
Wells Fargo & Company	50,368	4,009,796
WesBanco, Inc.	1,501	51,769
West BanCorp, Inc.	283	6,733
Westamerica BanCorp	420	21,903
Western Alliance Bancorp	1,707	120,941
Western New England Bancorp, Inc.	635	8,211
Wintrust Financial Corp.	1,017	141,302
WSFS Financial Corp.	874	57,212
Zions Bancorp NA	2,207	127,167
		40,560,589
Capital markets – 3.2%
Acadian Asset Management, Inc.	585	31,836
Affiliated Managers Group, Inc.	439	121,471
ALT5 Sigma Corp. (A)	2,083	2,312
Ameriprise Financial, Inc.	1,476	655,934
Ares Management Corp., Class A	3,391	369,958
Artisan Partners Asset Management, Inc., Class A	1,127	41,012
Bakkt, Inc. (A)	393	2,892
BGC Group, Inc., Class A	5,734	56,079
BlackRock, Inc.	2,436	2,342,726
Blue Owl Capital, Inc. (B)	10,153	92,697
BRC Group Holdings, Inc. (A)(B)	542	3,967
Cboe Global Markets, Inc.	1,643	461,798
CGrowth Capital, Inc. (A)	657	1
CME Group, Inc.	5,670	1,674,635
Cohen & Steers, Inc.	836	52,292
Coinbase Global, Inc., Class A (A)	3,384	590,880
Diamond Hill Investment Group, Inc.	67	11,531
DigitalBridge Group, Inc.	2,930	45,181
Dominari Holdings, Inc.	308	1,001
Donnelley Financial Solutions, Inc. (A)	437	20,600
Ellington Credit Company	1,179	5,223
Evercore, Inc., Class A	599	178,807
FactSet Research Systems, Inc.	592	128,458
Federated Hermes, Inc.	1,196	67,825
Franklin Resources, Inc.	8,115	191,676
Freedom Holding Corp. (A)(B)	980	141,982
GCM Grosvenor, Inc., Class A	1,109	10,868
Gemini Space Station, Inc., Class A (A)(B)	722	3,191
Hamilton Lane, Inc., Class A	689	68,487
Houlihan Lokey, Inc.	849	121,933
Innventure, Inc. (A)(B)	1,095	4,281
Interactive Brokers Group, Inc., Class A	6,988	468,685
Intercontinental Exchange, Inc.	8,997	1,415,048
Invesco, Ltd.	6,967	169,228
Jefferies Financial Group, Inc.	3,246	133,962
KKR & Company, Inc.	14,028	1,297,590
Lazard, Inc.	1,484	63,040
LPL Financial Holdings, Inc.	1,256	377,842
MarketAxess Holdings, Inc.	587	96,843
Moelis & Company, Class A	1,152	65,664
Moody's Corp.	2,822	1,231,098
Morgan Stanley	25,114	4,133,011
Morningstar, Inc.	659	111,404
MSCI, Inc.	1,215	654,897
Nasdaq, Inc.	9,001	764,095
Northern Trust Corp.	2,997	418,291
Open Lending Corp. (A)	2,641	3,301
Oppenheimer Holdings, Inc., Class A	199	17,749
P10, Inc., Class B	665	4,828
Patria Investments, Ltd., Class A	1,279	16,115
Perella Weinberg Partners	1,061	19,268

273

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Piper Sandler Companies	1,116	$85,430
PJT Partners, Inc., Class A	376	52,535
Raymond James Financial, Inc.	3,125	452,469
Ridgepost Capital, Inc., Class A	1,368	9,932
Robinhood Markets, Inc., Class A (A)	12,174	843,658
S&P Global, Inc.	4,804	2,043,333
SEI Investments Company	1,915	150,270
State Street Corp.	4,442	562,180
StepStone Group, Inc., Class A	1,278	60,986
Stifel Financial Corp.	2,383	176,151
StoneX Group, Inc. (A)	1,236	99,683
T. Rowe Price Group, Inc.	3,430	309,180
The Bank of New York Mellon Corp.	11,070	1,313,234
The Blackstone Group, Inc.	11,596	1,333,424
The Carlyle Group, Inc.	5,698	275,726
The Charles Schwab Corp.	28,559	2,683,975
The Goldman Sachs Group, Inc.	4,756	4,023,528
TPG, Inc.	2,197	89,000
Tradeweb Markets, Inc., Class A	1,825	214,730
Value Line, Inc.	155	5,470
Victory Capital Holdings, Inc., Class A	1,064	69,671
Virtu Financial, Inc., Class A	1,346	59,197
Virtus Investment Partners, Inc.	109	14,644
Webull Corp. (A)	6,337	30,418
WisdomTree, Inc.	2,248	32,731
		33,955,048
Consumer finance – 0.6%
Ally Financial, Inc.	4,786	187,755
American Express Company	10,947	3,311,249
Atlanticus Holdings Corp. (A)	258	13,537
Bread Financial Holdings, Inc.	724	54,220
Capital One Financial Corp.	10,051	1,833,604
Credit Acceptance Corp. (A)	176	74,529
Dave, Inc. (A)	191	33,251
DeFi Development Corp. (A)(B)	535	1,760
Encore Capital Group, Inc. (A)	389	27,277
Enova International, Inc. (A)	390	52,974
EZCORP, Inc., Class A (A)	899	22,817
Figure Technology Solutions, Inc., Class A (A)(B)	2,790	94,721
FirstCash Holdings, Inc.	710	133,480
Green Dot Corp., Class A (A)	934	10,479
Jefferson Capital, Inc. (B)	1,078	20,730
Katapult Holdings, Inc. (A)	148	1,045
LendingClub Corp. (A)	1,819	26,048
LendingTree, Inc. (A)	221	9,476
Navient Corp.	1,709	13,980
Nelnet, Inc., Class A	416	53,647
NerdWallet, Inc., Class A (A)	757	7,858
OneMain Holdings, Inc.	1,835	98,154
Oportun Financial Corp. (A)	842	3,882
OppFi, Inc.	459	3,539
PRA Group, Inc. (A)	693	12,128
PROG Holdings, Inc.	632	18,132
Regional Management Corp.	228	7,353
SLM Corp.	3,256	69,711
SoFi Technologies, Inc. (A)	18,818	298,830
Synchrony Financial	5,794	394,108
Upstart Holdings, Inc. (A)	1,510	38,732
World Acceptance Corp. (A)	93	12,559
		6,941,565
Financial services – 3.5%
Acacia Research Corp. (A)	2,424	11,659
Affirm Holdings, Inc. (A)	4,482	205,365
Alerus Financial Corp.	616	14,605
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Apollo Global Management, Inc.	9,000	$1,002,780
Berkshire Hathaway, Inc., Class A (A)	9	6,463,260
Berkshire Hathaway, Inc., Class B (A)	21,126	10,123,579
Better Home & Finance Holding Company (A)(B)	169	6,020
Block, Inc. (A)	8,644	520,196
Burford Capital, Ltd.	3,586	16,209
Cannae Holdings, Inc.	971	11,040
Cantaloupe, Inc. (A)	1,256	13,577
Cass Information Systems, Inc.	293	12,898
Chime Financial, Inc., Class A (A)	5,418	101,479
Compass Diversified Holdings	1,567	12,317
Corebridge Financial, Inc.	8,453	201,689
Corpay, Inc. (A)	1,106	321,835
Enact Holdings, Inc.	2,485	101,413
Equitable Holdings, Inc.	4,688	173,972
Essent Group, Ltd.	1,540	89,998
Euronet Worldwide, Inc. (A)	667	44,269
Federal Agricultural Mortgage Corp., Class C	149	22,104
Fidelity National Information Services, Inc.	8,217	385,459
Finance of America Companies, Inc., Class A (A)	195	3,237
Fiserv, Inc. (A)	8,561	477,704
Flywire Corp. (A)	1,943	22,617
Global Payments, Inc.	3,796	255,471
HA Sustainable Infrastructure Capital, Inc.	1,956	71,883
International Money Express, Inc. (A)	595	9,401
Jack Henry & Associates, Inc.	1,135	179,375
Jackson Financial, Inc., Class A	1,089	115,129
LoanDepot, Inc., Class A (A)	2,274	3,229
Marqeta, Inc., Class A (A)	6,780	27,662
Mastercard, Inc., Class A	14,116	7,053,201
Merchants Bancorp	774	33,212
MGIC Investment Corp.	3,556	93,345
NCR Atleos Corp. (A)	1,179	51,381
NewtekOne, Inc.	618	6,767
NMI Holdings, Inc. (A)	1,226	45,987
Onity Group, Inc. (A)	176	6,912
Paymentus Holdings, Inc., Class A (A)	893	22,682
Payoneer Global, Inc. (A)	5,873	28,367
PayPal Holdings, Inc.	15,006	678,721
Paysafe, Ltd. (A)	1,115	7,593
Paysign, Inc. (A)	1,029	6,071
PennyMac Financial Services, Inc.	819	71,581
Priority Technology Holdings, Inc. (A)	1,460	6,891
Radian Group, Inc.	2,133	70,560
Remitly Global, Inc. (A)	3,262	51,116
Repay Holdings Corp. (A)	1,611	4,189
Rocket Companies, Inc., Class A (A)	15,116	215,403
Sezzle, Inc. (A)	537	33,987
Shift4 Payments, Inc., Class A (A)(B)	1,047	45,785
StoneCo, Ltd., Class A (A)	4,088	57,723
Sui Group Holdings, Ltd. (A)	1,594	1,929
The Western Union Company	4,965	43,344
Toast, Inc., Class A (A)	8,017	212,531
TrustCo Bank Corp. NY	401	17,556
UWM Holdings Corp.	4,048	14,654
Velocity Financial, Inc. (A)	744	13,459
Visa, Inc., Class A	26,726	8,077,666
Voya Financial, Inc.	1,503	102,685
Walker & Dunlop, Inc.	555	24,631

274

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
WEX, Inc. (A)	532	$81,417
		38,202,777
Insurance – 1.9%
Abacus Global Management, Inc. (B)	1,652	13,018
Aflac, Inc.	8,442	926,172
American Coastal Insurance Corp.	904	10,170
American Financial Group, Inc.	1,311	167,428
American Integrity Insurance Group, Inc.	383	7,384
American International Group, Inc.	8,675	652,794
AMERISAFE, Inc.	400	13,332
Aon PLC, Class A	3,386	1,092,933
Arch Capital Group, Ltd. (A)	5,838	560,390
Arthur J. Gallagher & Company	4,031	873,034
Assurant, Inc.	782	170,327
Assured Guaranty, Ltd.	745	60,703
Ategrity Specialty Holdings LLC (A)	879	17,378
Axis Capital Holdings, Ltd.	1,203	121,996
Bowhead Specialty Holdings, Inc. (A)	577	12,942
Brighthouse Financial, Inc. (A)	905	54,191
Brown & Brown, Inc.	5,149	335,766
Chubb, Ltd.	6,264	2,041,626
Cincinnati Financial Corp.	2,471	388,812
CNA Financial Corp.	4,411	202,553
CNO Financial Group, Inc.	1,537	63,109
Donegal Group, Inc., Class A	696	11,957
eHealth, Inc. (A)	767	989
Employers Holdings, Inc.	404	16,621
Erie Indemnity Company, Class A	733	184,210
Everest Group, Ltd.	648	211,799
F&G Annuities & Life, Inc.	2,447	61,958
Fidelis Insurance Holdings, Ltd.	1,692	32,334
Fidelity National Financial, Inc.	4,306	199,712
First American Financial Corp.	1,604	96,705
Genworth Financial, Inc. (A)	6,327	51,375
Globe Life, Inc.	1,270	176,746
Goosehead Insurance, Inc., Class A (A)	404	17,235
Hagerty, Inc., Class A (A)	1,811	19,070
Hamilton Insurance Group, Ltd., Class B	1,105	32,962
HCI Group, Inc.	203	31,386
Heritage Insurance Holdings, Inc. (A)	500	13,125
Hippo Holdings, Inc. (A)	422	10,997
Horace Mann Educators Corp.	680	29,022
Investors Title Company	33	7,172
James River Group Holdings, Inc.	1,026	6,464
Kemper Corp.	994	30,377
Kingstone Companies, Inc.	246	3,584
Kingsway Financial Services, Inc. (A)	609	6,352
Kinsale Capital Group, Inc.	366	125,048
Lemonade, Inc. (A)	1,165	73,022
Lincoln National Corp.	2,974	105,577
Loews Corp.	3,247	346,585
Markel Group, Inc. (A)	199	380,900
Marsh & McLennan Companies, Inc.	7,720	1,339,034
MBIA, Inc. (A)	1,002	5,922
Mercury General Corp.	877	77,308
MetLife, Inc.	10,443	738,529
Neptune Insurance Holdings, Inc., Class A (A)	1,592	38,510
Octave Specialty Group, Inc. (A)	851	3,957
Old Republic International Corp.	3,891	155,251
Oscar Health, Inc., Class A (A)	3,618	41,498
Palomar Holdings, Inc. (A)	421	50,310
Primerica, Inc.	513	128,496
Principal Financial Group, Inc.	3,489	314,394
ProAssurance Corp. (A)	836	20,666
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential Financial, Inc.	5,528	$540,030
Reinsurance Group of America, Inc.	1,027	209,672
RenaissanceRe Holdings, Ltd.	732	217,572
RLI Corp.	1,469	83,792
Root, Inc., Class A (A)	214	9,452
Ryan Specialty Holdings, Inc.	2,007	67,716
Safety Insurance Group, Inc.	258	18,741
Selective Insurance Group, Inc.	956	72,073
SelectQuote, Inc. (A)	3,464	2,181
SiriusPoint, Ltd. (A)	1,950	42,003
Skyward Specialty Insurance Group, Inc. (A)	636	27,780
Slide Insurance Holdings, Inc. (A)	2,034	36,612
Stewart Information Services Corp.	472	29,066
The Allstate Corp.	4,127	855,692
The Baldwin Insurance Group, Inc. (A)	1,153	25,297
The Hanover Insurance Group, Inc.	548	94,996
The Hartford Insurance Group, Inc.	4,373	591,361
The Progressive Corp.	9,217	1,827,178
The Travelers Companies, Inc.	3,527	1,028,755
Tiptree, Inc.	701	11,861
Trupanion, Inc. (A)	694	17,773
TWFG, Inc. (A)	308	5,664
United Fire Group, Inc.	469	17,381
Universal Insurance Holdings, Inc.	477	16,294
Unum Group	2,661	194,333
W.R. Berkley Corp.	5,948	394,233
White Mountains Insurance Group, Ltd.	40	87,878
Willis Towers Watson PLC	1,528	444,190
		19,952,793
Mortgage real estate investment trusts – 0.1%
Adamas Trust, Inc.	1,685	12,402
AGNC Investment Corp.	16,332	163,810
Annaly Capital Management, Inc.	9,978	211,035
Apollo Commercial Real Estate Finance, Inc.	2,373	25,059
Arbor Realty Trust, Inc.	3,096	23,870
Ares Commercial Real Estate Corp.	1,318	6,326
ARMOUR Residential REIT, Inc.	1,753	29,240
Blackstone Mortgage Trust, Inc., Class A	2,713	51,954
BrightSpire Capital, Inc.	2,843	15,921
Chicago Atlantic Real Estate Finance, Inc.	609	6,894
Chimera Investment Corp.	1,441	18,085
Claros Mortgage Trust, Inc. (A)	2,616	6,226
Dynex Capital, Inc.	2,404	30,675
Ellington Financial, Inc.	1,598	18,936
Franklin BSP Realty Trust, Inc.	1,560	13,244
Invesco Mortgage Capital, Inc.	1,131	9,138
KKR Real Estate Finance Trust, Inc.	1,308	8,005
Ladder Capital Corp.	2,411	23,555
MFA Financial, Inc.	1,679	16,085
Orchid Island Capital, Inc.	2,447	17,202
PennyMac Mortgage Investment Trust	1,425	16,616
Ready Capital Corp.	3,668	5,942
Redwood Trust, Inc.	2,570	14,418
Rithm Capital Corp.	7,991	75,755
Seven Hills Realty Trust	866	7,119
Starwood Property Trust, Inc.	5,608	96,570
TPG Mortgage Investment Trust, Inc.	866	6,330
TPG RE Finance Trust, Inc.	1,374	10,731
Two Harbors Investment Corp.	1,749	19,974
		961,117
		140,573,889

275

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 9.7%
Biotechnology – 2.3%
4D Molecular Therapeutics, Inc. (A)	999	$9,301
89Bio, Inc. (A)(C)	2,404	817
AbbVie, Inc.	27,790	6,044,047
Abeona Therapeutics, Inc. (A)	945	4,234
Absci Corp. (A)(B)	2,456	7,368
ACADIA Pharmaceuticals, Inc. (A)	2,660	59,212
Achieve Life Sciences, Inc. (A)	1,007	2,961
Acrivon Therapeutics, Inc. (A)(B)	802	1,115
Adicet Bio, Inc. (A)	269	1,832
ADMA Biologics, Inc. (A)	3,735	33,652
Aduro Biotech, Inc. (A)(C)	312	437
Adverum Biotechnologies, Inc. (A)(C)	487	390
Agenus, Inc. (A)	597	1,994
Agios Pharmaceuticals, Inc. (A)	968	32,747
Akebia Therapeutics, Inc. (A)	4,428	6,155
Akero Therapeutics, Inc. (A)(C)	1,286	836
Akouos, Inc. (A)(C)	504	408
Albireo Pharma, Inc. (A)(C)	301	1,851
Aldeyra Therapeutics, Inc. (A)	1,107	1,871
Alector, Inc. (A)	2,221	4,775
Alkermes PLC (A)	2,591	91,618
Allogene Therapeutics, Inc. (A)	4,082	9,960
Alnylam Pharmaceuticals, Inc. (A)	2,062	682,254
Altimmune, Inc. (A)	1,758	5,415
Alvotech SA (A)(B)	4,392	15,065
Ambit Biosciences Corp. (A)(C)	515	278
Amgen, Inc.	8,464	2,978,058
Amicus Therapeutics, Inc. (A)	4,889	70,695
AnaptysBio, Inc. (A)	451	25,012
Anavex Life Sciences Corp. (A)(B)	1,458	4,476
Anika Therapeutics, Inc. (A)	574	8,323
Anixa Biosciences, Inc. (A)	864	2,229
Annexon, Inc. (A)	2,399	13,290
Annovis Bio, Inc. (A)	499	1,113
Apellis Pharmaceuticals, Inc. (A)	1,991	80,098
Apogee Therapeutics, Inc. (A)	866	72,891
Applied Therapeutics, Inc. (A)(C)	4,092	57
Arbutus Biopharma Corp. (A)	3,483	15,674
Arcellx, Inc. (A)	880	101,042
Arcturus Therapeutics Holdings, Inc. (A)	493	3,806
Arcus Biosciences, Inc. (A)	1,965	42,444
Arcutis Biotherapeutics, Inc. (A)	1,894	44,623
Ardelyx, Inc. (A)	3,835	22,972
ArriVent Biopharma, Inc. (A)	740	17,072
Arrowhead Pharmaceuticals, Inc. (A)	2,183	136,874
ARS Pharmaceuticals, Inc. (A)(B)	1,593	12,792
Artiva Biotherapeutics, Inc. (A)(B)	483	3,111
Assembly Biosciences, Inc. (A)	293	8,131
Atrium Therapeutics, Inc. (A)	237	3,169
aTyr Pharma, Inc. (A)	2,183	1,703
Aura Biosciences, Inc. (A)	1,468	9,821
Aurinia Pharmaceuticals, Inc. (A)	2,108	31,241
Avalo Therapeutics, Inc. (A)	316	4,718
Beam Therapeutics, Inc. (A)	1,616	38,509
Benitec Biopharma, Inc. (A)	640	6,816
Bicara Therapeutics, Inc. (A)(B)	904	17,981
BioCryst Pharmaceuticals, Inc. (A)	3,885	36,985
Biogen, Inc. (A)	2,294	420,559
Biohaven, Ltd. (A)	1,702	14,399
BioMarin Pharmaceutical, Inc. (A)	2,984	168,566
Biomea Fusion, Inc. (A)	1,444	2,209
Bioxcel Therapeutics, Inc. (A)	437	586
Black Diamond Therapeutics, Inc. (A)	1,161	2,473
Bluebird Bio, Inc. (A)(C)	206	406
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Blueprint Medicines Corp. (A)(C)	1,057	$486
BridgeBio Pharma, Inc. (A)	3,009	223,448
Bright Minds Biosciences, Inc. (A)	119	8,683
C4 Therapeutics, Inc. (A)	1,839	4,837
Cabaletta Bio, Inc. (A)	1,648	4,433
Candel Therapeutics, Inc. (A)	957	4,689
Capricor Therapeutics, Inc. (A)	722	21,949
Cardiff Oncology, Inc. (A)(B)	1,238	2,006
CareDx, Inc. (A)	853	14,808
Caribou Biosciences, Inc. (A)	1,999	3,798
Caris Life Sciences, Inc. (A)	4,478	80,067
Catalyst Pharmaceuticals, Inc. (A)	1,910	47,292
Celcuity, Inc. (A)	672	76,702
Celldex Therapeutics, Inc. (A)	1,085	34,416
CG Oncology, Inc. (A)	1,221	82,637
Checkpoint Therapeutics, Inc. (A)(C)	923	148
Chinook Therapeutics, Inc. (A)(C)	965	1,352
Clene, Inc. (A)	233	1,149
Climb Bio, Inc. (A)	1,153	7,898
Cogent Biosciences, Inc. (A)	2,408	92,684
Coherus Oncology, Inc. (A)	2,347	3,966
Compass Therapeutics, Inc. (A)	2,958	15,648
Concert Pharmaceuticals, Inc. (A)(C)	1,064	394
Corbus Pharmaceuticals Holdings, Inc. (A)	350	3,287
Corvus Pharmaceuticals, Inc. (A)	1,269	18,565
Crescent Biopharma, Inc. (A)	276	5,070
CRISPR Therapeutics AG (A)(B)	1,437	68,358
Cullinan Therapeutics, Inc. (A)	1,030	14,636
Cyteir Therapeutics, Inc. (A)(C)	445	0
Cytokinetics, Inc. (A)	1,914	126,152
CytomX Therapeutics, Inc. (A)	2,765	12,996
Day One Biopharmaceuticals, Inc. (A)	1,697	36,384
Denali Therapeutics, Inc. (A)	2,390	45,888
Design Therapeutics, Inc. (A)	1,028	10,938
DiaMedica Therapeutics, Inc. (A)	932	6,310
Dianthus Therapeutics, Inc. (A)	688	57,737
Disc Medicine, Inc. (A)	553	35,359
Dyne Therapeutics, Inc. (A)	2,258	40,938
Editas Medicine, Inc. (A)	1,688	4,169
Eledon Pharmaceuticals, Inc. (A)	1,610	4,959
Emergent BioSolutions, Inc. (A)	873	7,246
Enanta Pharmaceuticals, Inc. (A)	519	6,555
Entrada Therapeutics, Inc. (A)	735	9,276
Erasca, Inc. (A)	4,833	78,198
Exagen, Inc. (A)	453	1,359
Exelixis, Inc. (A)	4,224	181,167
Fate Therapeutics, Inc. (A)	2,366	2,839
Flexion Therapeutics, Inc. (A)(C)	867	303
Forte Biosciences, Inc. (A)	215	5,569
Fortress Biotech, Inc. (A)	728	2,031
Gain Therapeutics, Inc. (A)	733	1,422
Galectin Therapeutics, Inc. (A)	1,086	3,030
Geron Corp. (A)	10,432	15,544
Gilead Sciences, Inc.	19,508	2,718,830
Gossamer Bio, Inc. (A)	3,750	1,232
GRAIL, Inc. (A)	616	31,835
Greenwich Lifesciences, Inc. (A)(B)	281	6,750
GTX Corp. (A)(C)	38	0
Gyre Therapeutics, Inc. (A)	1,460	10,176
Halozyme Therapeutics, Inc. (A)	1,830	118,273
Heron Therapeutics, Inc. (A)	3,354	2,684
Humacyte, Inc. (A)(B)	3,272	1,985
Icosavax, Inc. (A)(C)	737	228
Ideaya Biosciences, Inc. (A)	1,427	47,548

276

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Immix Biopharma, Inc. (A)	629	$5,730
Immuneering Corp., Class A (A)	1,093	5,760
ImmunityBio, Inc. (A)(B)	15,700	120,419
Immunome, Inc. (A)	1,474	32,236
Immunovant, Inc. (A)	2,789	69,279
Incyte Corp. (A)	3,064	288,384
Inhibrx Biosciences, Inc. (A)	238	16,001
Inhibrx, Inc. (A)(C)	735	463
Inmune Bio, Inc. (A)	742	838
Inovio Pharmaceuticals, Inc. (A)	1,257	2,187
Insmed, Inc. (A)	3,327	544,031
Instil Bio, Inc. (A)	126	1,038
Intellia Therapeutics, Inc. (A)	1,733	22,217
Invivyd, Inc. (A)	4,475	5,818
Ionis Pharmaceuticals, Inc. (A)	2,514	188,776
Iovance Biotherapeutics, Inc. (A)	6,345	22,271
Ironwood Pharmaceuticals, Inc. (A)	2,679	9,403
Jade Biosciences, Inc.	784	11,015
Janux Therapeutics, Inc. (A)	986	13,705
Jasper Therapeutics, Inc. (A)	781	684
KALA BIO, Inc. (A)	743	129
KalVista Pharmaceuticals, Inc. (A)	834	16,788
Keros Therapeutics, Inc. (A)	497	5,487
Kiniksa Pharmaceuticals International PLC (A)	706	33,994
Kinnate Biopharma, Inc. (A)(C)	772	57
Kodiak Sciences, Inc. (A)	850	32,402
Korro Bio, Inc. (A)	190	2,151
Krystal Biotech, Inc. (A)	453	117,019
Kura Oncology, Inc. (A)	1,470	11,951
Kymera Therapeutics, Inc. (A)	1,137	94,701
Kyverna Therapeutics, Inc. (A)	787	6,792
Larimar Therapeutics, Inc. (A)	1,528	6,876
Lexeo Therapeutics, Inc. (A)	1,210	6,945
Lineage Cell Therapeutics, Inc. (A)	4,135	6,533
Lite Strategy, Inc. (A)	956	1,109
Lunai Bioworks, Inc. (A)	618	252
MacroGenics, Inc. (A)	1,532	4,427
Madrigal Pharmaceuticals, Inc. (A)	350	183,215
Magenta Therapeutics, Inc. (A)(C)	2,418	118
MannKind Corp. (A)	4,945	12,115
MapLight Therapeutics, Inc. (A)(B)	696	14,150
MeiraGTx Holdings PLC (A)	1,436	12,436
Merrimack Pharmaceuticals, Inc. (A)(C)	204	6
MiMedx Group, Inc. (A)	2,503	9,887
Mineralys Therapeutics, Inc. (A)	1,266	34,296
Mirati Therapeutics, Inc. (A)(C)	902	4,321
Mirum Pharmaceuticals, Inc. (A)	792	73,165
Moderna, Inc. (A)	6,129	311,353
Monopar Therapeutics, Inc. (A)	111	6,082
Monte Rosa Therapeutics, Inc. (A)	1,011	16,631
Myriad Genetics, Inc. (A)	1,557	7,007
Natera, Inc. (A)	2,157	431,378
Neurocrine Biosciences, Inc. (A)	1,553	204,592
Neurogene, Inc. (A)	243	4,899
Nkarta, Inc. (A)	1,468	3,097
Novavax, Inc. (A)	2,581	21,009
Nurix Therapeutics, Inc. (A)	1,642	25,451
Nuvalent, Inc., Class A (A)	1,055	108,085
Ocugen, Inc. (A)(B)	5,289	9,573
Olema Pharmaceuticals, Inc. (A)	1,250	18,638
Organogenesis Holdings, Inc. (A)	2,133	5,055
ORIC Pharmaceuticals, Inc. (A)	1,616	20,475
Oruka Therapeutics, Inc. (A)	791	38,799
Ovid therapeutics, Inc. (A)	1,583	3,514
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Palvella Therapeutics, Inc. (A)	195	$24,307
Paratek Pharmaceuticals, Inc. (A)(C)	901	72
Pardes Biosciences, Inc. (A)(C)	703	21
PDL BioPharma, Inc. (A)(C)	1,734	139
PepGen, Inc. (A)	1,163	2,059
Perspective Therapeutics, Inc. (A)	1,358	5,663
Plus Therapeutics, Inc. (A)	2,438	396
Praxis Precision Medicines, Inc. (A)	395	127,265
Precigen, Inc. (A)	4,825	18,673
Prelude Therapeutics, Inc. (A)	1,227	4,196
Prime Medicine, Inc. (A)(B)	2,999	10,437
ProKidney Corp. (A)(B)	2,354	4,214
Protagonist Therapeutics, Inc. (A)	988	104,135
Protara Therapeutics, Inc. (A)	751	3,913
Prothena Corp. PLC (A)	926	9,001
PTC Therapeutics, Inc. (A)	1,251	85,231
Puma Biotechnology, Inc. (A)	904	5,777
Pyxis Oncology, Inc. (A)	1,174	1,714
Quince Therapeutics, Inc. (A)	1,096	111
Recursion Pharmaceuticals, Inc., Class A (A)(B)	8,136	24,978
Regeneron Pharmaceuticals, Inc.	1,637	1,264,812
REGENXBIO, Inc. (A)	857	7,182
Regulus Therapeutics, Inc. (A)(C)	1,429	1,658
Relay Therapeutics, Inc. (A)	2,874	28,596
Replimune Group, Inc. (A)	1,286	9,838
REVOLUTION Medicines, Inc. (A)	2,954	287,277
Rezolute, Inc. (A)	1,770	5,399
Rhythm Pharmaceuticals, Inc. (A)	1,047	91,058
Rigel Pharmaceuticals, Inc. (A)	290	7,842
Rocket Pharmaceuticals, Inc. (A)	2,060	7,375
Sage Therapeutics, Inc. (A)(C)	1,119	201
Sagimet Biosciences, Inc., Class A (A)	397	2,074
Sana Biotechnology, Inc. (A)	4,285	12,341
Sangamo Therapeutics, Inc. (A)	5,965	1,473
Sarepta Therapeutics, Inc. (A)	1,543	33,576
Savara, Inc. (A)	2,934	16,020
Scholar Rock Holding Corp. (A)	1,523	74,871
SELLAS Life Sciences Group, Inc. (A)(B)	2,502	10,583
Seres Therapeutics, Inc. (A)	175	1,552
Sionna Therapeutics, Inc. (A)	709	28,424
Soleno Therapeutics, Inc. (A)	849	28,425
Solid Biosciences, Inc. (A)	1,330	9,576
Spectrum Pharmaceuticals, Inc. (A)(C)	3,285	0
Spyre Therapeutics, Inc. (A)	1,249	63,000
Stoke Therapeutics, Inc. (A)	875	28,490
Summit Therapeutics, Inc. (A)	11,718	222,173
Surrozen, Inc. (A)	175	5,098
Syndax Pharmaceuticals, Inc. (A)	1,379	32,213
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Tango Therapeutics, Inc. (A)	2,176	45,522
Taysha Gene Therapies, Inc. (A)	4,361	19,494
Tectonic Therapeutic, Inc. (A)(B)	338	10,448
Tectonic Therapeutic, Inc., CVR (A)(C)	32	0
Tenaya Therapeutics, Inc. (A)	3,110	2,153
TG Therapeutics, Inc. (A)	2,501	83,083
Tonix Pharmaceuticals Holding Corp. (A)	190	2,613
Travere Therapeutics, Inc. (A)	1,413	41,980
Twist Bioscience Corp. (A)	956	45,429
Tyra Biosciences, Inc. (A)	889	34,049
Ultragenyx Pharmaceutical, Inc. (A)	1,562	32,724
Unicycive Therapeutics, Inc. (A)	476	3,132
United Therapeutics Corp. (A)	710	421,016
Upstream Bio, Inc. (A)	875	7,875

277

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
UroGen Pharma, Ltd. (A)	744	$13,377
Vanda Pharmaceuticals, Inc. (A)	1,120	7,739
Vaxcyte, Inc. (A)	2,066	120,055
Vera Therapeutics, Inc. (A)	1,009	40,592
Veracyte, Inc. (A)	1,243	40,037
Verastem, Inc. (A)	1,231	6,524
Vericel Corp. (A)	804	25,865
Vertex Pharmaceuticals, Inc. (A)	4,030	1,799,556
Verve Therapeutics, Inc. (A)(C)	1,589	1,001
Vigil Neuroscience, Inc. (A)(C)	1,011	51
Viking Therapeutics, Inc. (A)	1,776	57,791
Vir Biotechnology, Inc. (A)	2,436	21,827
Viridian Therapeutics, Inc. (A)	1,534	30,005
Vistagen Therapeutics, Inc. (A)	2,160	1,234
Vor BioPharma, Inc. (A)	357	6,369
Voyager Therapeutics, Inc. (A)	1,206	4,655
Walgreens Boots Alliance, Inc. (A)(C)	14,372	7,617
X4 Pharmaceuticals, Inc. (A)	1,453	6,001
Xencor, Inc. (A)	1,187	14,315
XOMA Royalty Corp. (A)	268	8,407
Zenas Biopharma, Inc. (A)	862	16,852
Zura Bio, Ltd. (A)	1,158	6,890
Zymeworks, Inc. (A)	1,259	31,525
		24,943,298
Health care equipment and supplies – 1.7%
Abbott Laboratories	27,393	2,812,439
ABIOMED, Inc. (A)(C)	788	12,230
Align Technology, Inc. (A)	1,141	195,602
Alphatec Holdings, Inc. (A)	2,350	25,568
AngioDynamics, Inc. (A)	728	8,277
Artivion, Inc. (A)	765	28,014
AtriCure, Inc. (A)	806	22,995
Avanos Medical, Inc. (A)	974	13,646
Axogen, Inc. (A)	742	24,582
Baxter International, Inc.	8,090	135,912
Becton, Dickinson and Company	4,498	707,221
Beta Bionics, Inc. (A)	704	7,054
Bioventus, Inc., Class A (A)	1,285	11,732
Boston Scientific Corp. (A)	23,304	1,462,326
Butterfly Network, Inc. (A)	3,696	14,932
CapsoVision, Inc. (A)(B)	789	5,752
Carlsmed, Inc. (A)	525	4,751
Ceribell, Inc. (A)	641	11,750
Cerus Corp. (A)	3,891	7,082
ClearPoint Neuro, Inc. (A)	489	4,450
CONMED Corp.	504	17,821
CVRx, Inc. (A)	511	4,834
Delcath Systems, Inc. (A)	613	5,689
Dentsply Sirona, Inc.	3,263	37,851
DexCom, Inc. (A)	6,169	387,413
Edwards Lifesciences Corp. (A)	9,237	739,699
Embecta Corp.	998	8,822
Enovis Corp. (A)	938	21,340
Envista Holdings Corp. (A)	2,620	66,469
Fractyl Health, Inc. (A)	2,434	1,114
GE HealthCare Technologies, Inc.	7,174	510,645
Glaukos Corp. (A)	905	97,432
Globus Medical, Inc., Class A (A)	2,110	181,798
Haemonetics Corp. (A)	761	42,890
HeartBeam, Inc. (A)	672	820
Hologic, Inc. (A)	3,479	262,978
ICU Medical, Inc. (A)	392	50,627
IDEXX Laboratories, Inc. (A)	1,259	707,420
Inspire Medical Systems, Inc. (A)	467	24,088
Insulet Corp. (A)	1,107	232,293
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Integer Holdings Corp. (A)	559	$49,192
Integra LifeSciences Holdings Corp. (A)	1,297	12,218
Intuitive Surgical, Inc. (A)	5,641	2,600,445
iRadimed Corp.	233	22,429
iRhythm Technologies, Inc. (A)	507	59,836
Kestra Medical Technologies, Ltd. (A)	842	16,781
Lantheus Holdings, Inc. (A)	1,069	81,084
LeMaitre Vascular, Inc.	368	40,175
LivaNova PLC (A)	860	54,662
Masimo Corp. (A)	858	152,612
Medtronic PLC	20,177	1,748,337
Merit Medical Systems, Inc. (A)	920	63,416
Microbot Medical, Inc. (A)	1,280	3,085
Neogen Corp. (A)	3,535	32,840
Neuronetics, Inc. (A)	1,350	1,958
NeuroPace, Inc. (A)	585	7,693
Omnicell, Inc. (A)	739	24,668
OraSure Technologies, Inc. (A)	1,971	5,913
Orthofix Medical, Inc. (A)	834	9,566
OrthoPediatrics Corp. (A)	503	7,983
Outset Medical, Inc. (A)	411	1,578
Owlet, Inc. (A)	544	2,796
Paragon 28, Inc. (A)(C)	1,430	129
Penumbra, Inc. (A)	614	201,619
PROCEPT BioRobotics Corp. (A)	889	22,234
Pro-Dex, Inc. (A)	67	3,291
Pulmonx Corp. (A)	907	1,170
Pulse Biosciences, Inc. (A)(B)	1,155	24,936
QuidelOrtho Corp. (A)	1,088	17,876
ResMed, Inc.	2,301	516,528
RxSight, Inc. (A)	710	4,374
SANUWAVE Health, Inc. (A)	156	2,697
Senseonics Holdings, Inc. (A)(B)	792	5,275
Sharps Technology, Inc. (A)	518	870
Shoulder Innovations, Inc. (A)	383	5,565
SI-BONE, Inc. (A)	734	9,270
Solventum Corp. (A)	2,735	178,596
STAAR Surgical Company (A)	818	15,297
STERIS PLC	1,550	342,752
Streamex Corp. (A)	2,393	2,704
Strive, Inc., Class A (A)(B)	743	7,445
Stryker Corp.	6,018	1,977,455
Tactile Systems Technology, Inc. (A)	397	10,374
Tandem Diabetes Care, Inc. (A)	1,085	20,799
Teleflex, Inc.	697	83,368
The Cooper Companies, Inc. (A)	3,125	223,438
TransMedics Group, Inc. (A)	535	53,184
Treace Medical Concepts, Inc. (A)	1,413	1,893
UFP Technologies, Inc. (A)	121	23,426
Varex Imaging Corp. (A)	758	8,042
Zimmer Biomet Holdings, Inc.	3,108	281,025
		17,963,257
Health care providers and services – 1.5%
Acadia Healthcare Company, Inc. (A)	1,464	34,243
Accendra Health, Inc. (A)	1,415	3,226
Aceto Corp. (A)(C)	853	0
AdaptHealth Corp. (A)	2,197	26,144
Addus HomeCare Corp. (A)	288	26,971
agilon health, Inc. (A)	292	2,310
AirSculpt Technologies, Inc. (A)(B)	1,213	3,433
Alignment Healthcare, Inc. (A)	3,166	55,785
AMN Healthcare Services, Inc. (A)	623	11,426
Ardent Health, Inc. (A)	2,359	20,193
Astrana Health, Inc. (A)	834	20,450
Aveanna Healthcare Holdings, Inc. (A)	3,371	21,709

278

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
BrightSpring Health Services, Inc. (A)	2,841	$121,055
Brookdale Senior Living, Inc. (A)	3,791	51,861
Cardinal Health, Inc.	3,750	792,413
Castle Biosciences, Inc. (A)	468	11,489
Cencora, Inc.	3,042	955,614
Centene Corp. (A)	7,735	253,244
Chemed Corp.	227	85,747
Clover Health Investments Corp. (A)	6,780	11,933
Community Health Systems, Inc. (A)	2,372	6,974
Concentra Group Holdings Parent, Inc.	2,020	43,329
CorVel Corp. (A)	829	45,305
Cross Country Healthcare, Inc. (A)	642	6,035
CVS Health Corp.	19,951	1,432,881
DaVita, Inc. (A)	1,111	170,750
DocGo, Inc. (A)	2,798	1,760
Elevance Health, Inc.	3,540	1,036,335
Encompass Health Corp.	1,565	151,382
Enhabit, Inc. (A)	902	12,709
Fulgent Genetics, Inc. (A)	531	8,443
GeneDx Holdings Corp. (A)	453	29,092
Guardant Health, Inc. (A)	1,966	181,599
Guardian Pharmacy Services, Inc., Class A (A)	598	22,521
HCA Healthcare, Inc.	3,678	1,740,577
HealthEquity, Inc. (A)	1,353	113,070
Henry Schein, Inc. (A)	1,894	139,588
Hims & Hers Health, Inc. (A)	3,420	70,999
Hinge Health, Inc., Class A (A)	603	23,252
Humana, Inc.	1,891	327,880
InfuSystem Holdings, Inc. (A)	416	3,840
Innovage Holding Corp. (A)	1,986	15,928
Labcorp Holdings, Inc.	1,300	346,853
LifeStance Health Group, Inc. (A)	6,314	40,220
McKesson Corp.	1,955	1,691,779
Molina Healthcare, Inc. (A)	851	113,438
Nakamoto, Inc. (A)	6,104	1,348
National HealthCare Corp.	256	40,883
National Research Corp.	432	7,335
NeoGenomics, Inc. (A)	2,093	15,530
Nutex Health, Inc. (A)(B)	113	10,740
Omada Health, Inc. (A)	978	12,293
OPKO Health, Inc. (A)	14,391	16,406
Option Care Health, Inc. (A)	2,532	68,161
PACS Group, Inc. (A)	2,483	79,754
Pediatrix Medical Group, Inc. (A)	1,401	29,967
Privia Health Group, Inc. (A)	1,965	40,420
Progyny, Inc. (A)	1,366	23,195
Quest Diagnostics, Inc.	1,745	341,985
RadNet, Inc. (A)	1,212	67,739
Select Medical Holdings Corp.	1,984	32,319
Sonida Senior Living, Inc. (A)	302	9,740
Strata Critical Medical, Inc. (A)	1,470	6,145
Surgery Partners, Inc. (A)	2,065	24,615
Talkspace, Inc. (A)	2,926	15,142
Tenet Healthcare Corp. (A)	1,384	261,175
The Cigna Group	4,196	1,119,283
The Ensign Group, Inc.	899	181,149
The Oncology Institute, Inc. (A)	1,655	5,081
The Pennant Group, Inc. (A)	581	17,709
UnitedHealth Group, Inc.	14,246	3,854,825
Universal Health Services, Inc., Class B	877	156,957
US Physical Therapy, Inc.	251	18,815
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Viemed Healthcare, Inc. (A)	875	$8,059
		16,752,555
Health care technology – 0.1%
Certara, Inc. (A)	2,639	15,042
Claritev Corp. (A)(B)	274	4,477
Doximity, Inc., Class A (A)	2,154	50,188
Evolent Health, Inc., Class A (A)	2,005	4,571
GoodRx Holdings, Inc., Class A (A)	1,927	3,777
Health Catalyst, Inc. (A)	1,698	2,156
HealthStream, Inc.	587	12,157
LifeMD, Inc. (A)	904	3,263
OneMedNet Corp. (A)	1,166	991
OptimizeRx Corp. (A)	352	2,211
Phreesia, Inc. (A)	1,011	8,472
Schrodinger, Inc. (A)	1,067	12,121
Simulations Plus, Inc. (A)	356	4,208
Teladoc Health, Inc. (A)	2,881	15,701
TruBridge, Inc. (A)	317	4,641
Veeva Systems, Inc., Class A (A)	2,582	453,554
Waystar Holding Corp. (A)	3,021	72,836
		670,366
Life sciences tools and services – 0.8%
10X Genomics, Inc., Class A (A)	1,823	38,702
Adaptive Biotechnologies Corp. (A)	2,433	33,770
Agilent Technologies, Inc.	4,442	506,299
Avantor, Inc. (A)	10,685	83,770
Azenta, Inc. (A)	734	15,509
BioLife Solutions, Inc. (A)	790	15,073
Bio-Rad Laboratories, Inc., Class A (A)	348	97,005
Bio-Techne Corp.	2,425	126,731
Bruker Corp.	2,377	85,857
Charles River Laboratories International, Inc. (A)	768	132,480
Codexis, Inc. (A)	2,012	3,280
CryoPort, Inc. (A)	880	7,286
Cytek Biosciences, Inc. (A)	2,207	9,645
Danaher Corp.	11,259	2,134,706
Fortrea Holdings, Inc. (A)	1,447	13,631
Ginkgo Bioworks Holdings, Inc. (A)	774	4,745
Illumina, Inc. (A)	2,414	297,550
IQVIA Holdings, Inc. (A)	2,664	454,319
Lifecore Biomedical, Inc. (A)	725	2,697
Maravai LifeSciences Holdings, Inc., Class A (A)	2,609	7,383
MaxCyte, Inc. (A)	2,615	1,837
Medpace Holdings, Inc. (A)	439	210,803
Mesa Laboratories, Inc.	97	8,577
Mettler-Toledo International, Inc. (A)	322	406,106
OmniAb, Inc., $12.50 Earnout Shares (A)	117	100
OmniAb, Inc., $15.00 Earnout Shares (A)	117	91
Pacific Biosciences of California, Inc. (A)	4,940	6,521
Personalis, Inc. (A)	1,454	9,262
Quanterix Corp. (A)	841	2,960
Quantum-Si, Inc. (A)	3,255	2,519
Repligen Corp. (A)	880	103,682
Revvity, Inc.	1,807	158,311
Sotera Health Company (A)	4,531	64,975
Standard BioTools, Inc. (A)	6,759	6,214
Tempus AI, Inc. (A)	2,650	119,833
Thermo Fisher Scientific, Inc.	5,937	2,918,214
Waters Corp. (A)	1,539	458,314

279

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
West Pharmaceutical Services, Inc.	1,131	$283,474
		8,832,231
Pharmaceuticals – 3.3%
Aardvark Therapeutics, Inc. (A)	379	1,429
Aclaris Therapeutics, Inc. (A)	2,045	7,669
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Alto Neuroscience, Inc. (A)	518	11,645
Alumis, Inc. (A)	1,567	34,521
Amneal Pharmaceuticals, Inc. (A)	5,077	63,107
Amphastar Pharmaceuticals, Inc. (A)	731	14,320
Amylyx Pharmaceuticals, Inc. (A)	1,793	24,923
ANI Pharmaceuticals, Inc. (A)	335	25,762
Aquestive Therapeutics, Inc. (A)	2,011	8,346
Arvinas, Inc. (A)	1,076	11,406
Aspire Biopharma Holdings, Inc. (A)	52	54
Atea Pharmaceuticals, Inc. (A)	2,137	11,497
Axsome Therapeutics, Inc. (A)	784	132,512
BioAge Labs, Inc. (A)	637	11,141
Bristol-Myers Squibb Company	31,989	1,940,133
Cassava Sciences, Inc. (A)	816	1,379
Cognition Therapeutics, Inc. (A)	1,629	1,237
Collegium Pharmaceutical, Inc. (A)	499	16,502
Contineum Therapeutics, Inc., Class A (A)	433	5,655
Corcept Therapeutics, Inc. (A)	1,668	67,237
CorMedix, Inc. (A)(B)	1,185	8,046
Crinetics Pharmaceuticals, Inc. (A)	1,503	54,589
Definium Therapeutics, Inc. (A)	1,606	30,353
Edgewise Therapeutics, Inc. (A)	1,684	53,046
Elanco Animal Health, Inc. (A)	7,802	186,702
Eli Lilly & Company	14,891	13,696,295
Enliven Therapeutics, Inc. (A)	987	38,690
Esperion Therapeutics, Inc. (A)	3,865	10,590
Eton Pharmaceuticals, Inc. (A)	478	11,797
Evolus, Inc. (A)	1,096	4,505
EyePoint, Inc. (A)	1,348	17,376
Fulcrum Therapeutics, Inc. (A)	912	6,995
Harmony Biosciences Holdings, Inc. (A)	910	25,489
Harrow, Inc. (A)	587	20,698
Imara, Inc. (A)(C)	411	0
Indivior Pharmaceuticals, Inc. (A)	1,972	60,107
Innoviva, Inc. (A)	1,177	27,424
Jazz Pharmaceuticals PLC (A)	952	179,976
Johnson & Johnson	37,890	9,261,832
LB Pharmaceuticals, Inc. (A)(B)	486	11,985
LENZ Therapeutics, Inc. (A)(B)	528	4,831
Lexicon Pharmaceuticals, Inc. (A)	6,264	9,772
Ligand Pharmaceuticals, Inc. (A)	310	61,892
Liquidia Corp. (A)	1,366	51,553
Maze Therapeutics, Inc. (A)	777	23,193
MBX Biosciences, Inc. (A)	722	21,552
Merck & Company, Inc.	39,284	4,725,472
Nektar Therapeutics (A)	308	22,161
Neumora Therapeutics, Inc. (A)	2,957	5,766
Nuvation Bio, Inc. (A)	5,450	23,381
Ocular Therapeutix, Inc. (A)	3,403	28,823
Omeros Corp. (A)(B)	1,140	12,038
Opiant Pharmaceuticals, Inc. (A)(C)	87	57
Optinose, Inc. (A)(C)	230	138
Organon & Company	4,136	24,775
Pacira BioSciences, Inc. (A)	719	16,249
Perrigo Company PLC	2,170	23,306
Pfizer, Inc.	89,262	2,506,477
Phathom Pharmaceuticals, Inc. (A)	1,141	12,677
Phibro Animal Health Corp., Class A	337	18,639
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pliant Therapeutics, Inc. (A)	1,615	$2,035
Poseida Therapeutics, Inc. (A)(C)	1,586	793
Prestige Consumer Healthcare, Inc. (A)	755	44,749
Prevail Therapeutics, Inc. (A)(C)	788	0
Rapport Therapeutics, Inc. (A)	784	24,531
Relmada Therapeutics, Inc. (A)	1,236	8,603
Reviva Pharmaceuticals Holdings, Inc. (A)	105	77
Royalty Pharma PLC, Class A	6,770	324,757
Scilex Holding Company (A)	138	919
Septerna, Inc. (A)	728	17,494
SIGA Technologies, Inc.	1,236	6,613
Supernus Pharmaceuticals, Inc. (A)	889	45,952
Tarsus Pharmaceuticals, Inc. (A)	670	47,001
Telomir Pharmaceuticals, Inc. (A)	1,013	1,317
Terns Pharmaceuticals, Inc. (A)	1,385	73,017
Theravance Biopharma, Inc. (A)	923	14,980
Tilray Brands, Inc. (A)(B)	1,749	11,316
Tobira Therapeutics, Inc. (A)(C)	609	0
Trevi Therapeutics, Inc. (A)	2,067	24,659
Turn Therapeutics, Inc. (A)	640	2,048
Verrica Pharmaceuticals, Inc. (A)	198	1,047
Viatris, Inc.	18,292	247,125
Xeris Biopharma Holdings, Inc. (A)	2,599	15,074
Zevra Therapeutics, Inc. (A)	996	9,283
Zoetis, Inc.	6,957	822,387
		35,435,571
		104,597,278
Industrials – 9.9%
Aerospace and defense – 2.4%
AAR Corp. (A)	625	68,413
AeroVironment, Inc. (A)	786	143,877
AerSale Corp. (A)	904	5,623
AIRO Group Holdings, Inc. (A)(B)	531	4,038
Archer Aviation, Inc., Class A (A)	11,560	59,765
Astronics Corp. (A)	495	33,031
ATI, Inc. (A)	2,163	314,630
Axon Enterprise, Inc. (A)	1,235	524,492
BWX Technologies, Inc.	1,434	293,239
Byrna Technologies, Inc. (A)	374	3,433
Cadre Holdings, Inc.	660	20,249
Carpenter Technology Corp.	783	308,619
CPI Aerostructures, Inc. (A)	619	2,426
Curtiss-Wright Corp.	591	402,542
Ducommun, Inc. (A)	253	30,866
Eve Holding, Inc. (A)	5,736	14,225
FTAI Aviation, Ltd.	1,614	395,430
General Dynamics Corp.	4,229	1,451,477
General Electric Company	16,684	4,734,419
HEICO Corp.	834	228,683
HEICO Corp., Class A	1,374	290,038
Hexcel Corp.	1,238	100,191
Howmet Aerospace, Inc.	6,338	1,460,655
Huntington Ingalls Industries, Inc.	614	233,259
Innovative Solutions and Support, Inc. (A)	347	7,124
Intuitive Machines, Inc. (A)	1,876	34,819
Karman Holdings, Inc. (A)	2,094	167,625
Kratos Defense & Security Solutions, Inc. (A)	2,662	187,698
L3Harris Technologies, Inc.	2,937	1,013,706
Leonardo DRS, Inc.	4,224	188,052
Loar Holdings, Inc. (A)	1,476	84,560
Lockheed Martin Corp.	3,671	2,218,716
Mercury Systems, Inc. (A)	951	69,337

280

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Moog, Inc., Class A	449	$131,395
National Presto Industries, Inc.	134	18,366
Northrop Grumman Corp.	2,252	1,536,404
Red Cat Holdings, Inc. (A)(B)	1,906	24,950
Redwire Corp. (A)	2,658	22,593
Rocket Lab Corp. (A)	7,592	487,558
RTX Corp.	21,066	4,063,631
StandardAero, Inc. (A)	5,272	136,176
Textron, Inc.	2,744	240,265
The Boeing Company (A)	11,895	2,367,462
TransDigm Group, Inc.	887	1,027,998
V2X, Inc. (A)	521	35,689
Virgin Galactic Holdings, Inc. (A)(B)	1,177	2,860
Voyager Technologies, Inc., Class A (A)	858	20,069
VSE Corp.	362	66,753
Woodward, Inc.	942	337,161
		25,614,587
Air freight and logistics – 0.3%
C.H. Robinson Worldwide, Inc.	1,868	310,219
Expeditors International of Washington, Inc.	2,154	308,517
FedEx Corp.	3,720	1,324,990
Forward Air Corp. (A)	512	8,556
GXO Logistics, Inc. (A)	1,820	94,367
Hub Group, Inc., Class A	1,021	36,797
United Parcel Service, Inc., Class B	11,654	1,146,521
		3,229,967
Building products – 0.6%
A.O. Smith Corp.	1,764	116,318
AAON, Inc.	1,287	106,499
Advanced Drainage Systems, Inc.	1,223	167,710
Allegion PLC	1,335	193,962
American Woodmark Corp. (A)	255	10,157
Apogee Enterprises, Inc.	367	12,309
Armstrong World Industries, Inc.	673	110,910
AZZ, Inc.	472	59,061
Builders FirstSource, Inc. (A)	1,730	142,431
Carlisle Companies, Inc.	669	223,192
Carrier Global Corp.	13,386	753,766
CSW Industrials, Inc.	264	68,793
Fortune Brands Innovations, Inc.	1,877	73,147
Gibraltar Industries, Inc. (A)	488	19,457
Griffon Corp.	727	52,838
Hayward Holdings, Inc. (A)	3,448	46,134
Insteel Industries, Inc.	373	12,537
Janus International Group, Inc. (A)	2,352	12,113
JELD-WEN Holding, Inc. (A)	1,701	2,109
Johnson Controls International PLC	10,289	1,347,345
Lennox International, Inc.	550	255,272
Masco Corp.	3,261	196,867
Masterbrand, Inc. (A)	2,151	17,875
Modine Manufacturing Company (A)	824	178,569
Owens Corning	1,305	141,227
Quanex Building Products Corp.	787	14,142
Resideo Technologies, Inc. (A)	2,360	79,556
Simpson Manufacturing Company, Inc.	658	112,926
Trane Technologies PLC	3,497	1,457,340
Trex Company, Inc. (A)	1,705	62,096
UFP Industries, Inc.	954	87,882
Zurn Elkay Water Solutions Corp.	2,679	120,126
		6,254,666
Commercial services and supplies – 0.6%
ABM Industries, Inc.	996	38,366
ACCO Brands Corp.	2,016	6,048
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
ACV Auctions, Inc., Class A (A)	2,857	$12,114
Bitcoin Depot, Inc. (A)	122	266
Brady Corp., Class A	725	58,899
BrightView Holdings, Inc. (A)	1,642	19,359
Casella Waste Systems, Inc., Class A (A)	992	78,705
Cimpress PLC (A)	400	29,200
Cintas Corp.	6,341	1,072,517
Clean Harbors, Inc. (A)	837	239,993
Copart, Inc. (A)	15,213	505,072
CoreCivic, Inc. (A)	1,691	31,977
Deluxe Corp.	783	21,564
Ennis, Inc.	637	13,645
Enviri Corp. (A)	1,305	25,604
Greenwave Technology Solutions, Inc. (A)	48	161
Healthcare Services Group, Inc. (A)	1,209	22,427
HNI Corp.	1,126	37,597
Interface, Inc.	971	24,197
Liquidity Services, Inc. (A)	523	15,988
MillerKnoll, Inc.	1,189	17,193
Montrose Environmental Group, Inc. (A)	586	12,828
MSA Safety, Inc.	623	102,141
Odyssey Marine Exploration, Inc. (A)	1,026	856
OPENLANE, Inc. (A)	1,715	49,992
Pitney Bowes, Inc.	2,761	30,509
RB Global, Inc.	2,925	280,361
Republic Services, Inc.	4,918	1,077,140
Rollins, Inc.	7,670	409,655
Tetra Tech, Inc.	4,158	125,239
The Brink's Company	655	67,878
The GEO Group, Inc. (A)	2,226	37,419
UniFirst Corp.	244	61,388
Veralto Corp.	3,901	344,926
Vestis Corp. (A)	2,216	17,418
Waste Management, Inc.	6,340	1,456,869
		6,345,511
Construction and engineering – 0.5%
AECOM	2,086	176,935
Ameresco, Inc., Class A (A)	574	14,637
API Group Corp. (A)	6,556	265,649
Arcosa, Inc.	790	83,851
Argan, Inc.	218	118,734
Bowman Consulting Group, Ltd. (A)	319	9,072
Centuri Holdings, Inc. (A)	1,609	46,999
Comfort Systems USA, Inc.	555	765,339
Concrete Pumping Holdings, Inc. (A)	866	6,183
Construction Partners, Inc., Class A (A)	749	83,229
Dycom Industries, Inc. (A)	455	154,163
EMCOR Group, Inc.	702	518,294
Everus Construction Group, Inc. (A)	812	95,865
Fluor Corp. (A)	2,523	117,698
Granite Construction, Inc.	674	80,799
Great Lakes Dredge & Dock Corp. (A)	1,238	21,046
IES Holdings, Inc. (A)	314	149,612
Legence Corp., Class A (A)	938	52,959
Limbach Holdings, Inc. (A)	189	14,751
MasTec, Inc. (A)	1,238	398,314
Matrix Service Company (A)	603	6,922
MYR Group, Inc. (A)	254	71,709
NWPX Infrastructure, Inc. (A)	180	14,015
Orion Group Holdings, Inc. (A)	721	7,859
Primoris Services Corp.	847	121,155
Quanta Services, Inc.	2,315	1,270,981
Sterling Infrastructure, Inc. (A)	478	194,675
Tutor Perini Corp.	838	64,685

281

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Valmont Industries, Inc.	308	$123,068
WillScot Holdings Corp.	2,861	49,667
		5,098,865
Electrical equipment – 1.2%
Acuity, Inc.	483	135,346
Allient, Inc.	300	17,727
American Superconductor Corp. (A)	728	24,643
AMETEK, Inc.	3,641	780,485
Amprius Technologies, Inc. (A)	2,098	35,372
Array Technologies, Inc. (A)	2,462	17,800
Atkore, Inc.	538	31,694
Babcock & Wilcox Enterprises, Inc. (A)	1,841	27,044
Blink Charging Company (A)	2,692	1,526
Bloom Energy Corp., Class A (A)	3,685	499,281
ChargePoint Holdings, Inc. (A)(B)	510	2,479
Eaton Corp. PLC	6,127	2,191,444
Emerson Electric Company	8,872	1,162,409
Energy Vault Holdings, Inc. (A)	2,694	8,890
EnerSys	598	103,885
Enovix Corp. (A)(B)	3,482	18,037
Eos Energy Enterprises, Inc. (A)	4,431	21,978
Fluence Energy, Inc. (A)	2,086	28,703
FuelCell Energy, Inc. (A)	563	3,676
GE Vernova, Inc.	4,283	3,738,631
Generac Holdings, Inc. (A)	925	180,680
GrafTech International, Ltd. (A)	456	3,092
Hubbell, Inc.	834	409,277
KULR Technology Group, Inc. (A)	779	1,846
LSI Industries, Inc.	605	11,253
NANO Nuclear Energy, Inc. (A)(B)	797	16,323
Net Power, Inc. (A)	1,611	2,513
Nextpower, Inc., Class A (A)	2,335	281,484
NuScale Power Corp. (A)	4,464	48,390
nVent Electric PLC	2,534	299,722
Plug Power, Inc. (A)(B)	22,130	50,014
Powell Industries, Inc.	191	103,346
Power Solutions International, Inc. (A)	369	22,465
Preformed Line Products Company	84	22,743
Regal Rexnord Corp.	1,047	196,061
Rockwell Automation, Inc.	1,770	635,218
Sensata Technologies Holding PLC	2,303	81,112
SES AI Corp. (A)	5,218	5,020
Shoals Technologies Group, Inc., Class A (A)	2,701	17,773
Stem, Inc. (A)	152	1,344
Sunrun, Inc. (A)	3,656	49,575
T1 Energy, Inc. (A)	3,434	15,075
Thermon Group Holdings, Inc. (A)	575	28,980
Vertiv Holdings Company, Class A	6,006	1,504,983
Vicor Corp. (A)	536	86,296
Westwater Resources, Inc. (A)	2,415	1,579
		12,927,214
Ground transportation – 0.9%
ArcBest Corp.	368	36,196
Avis Budget Group, Inc. (A)(B)	554	80,801
Covenant Logistics Group, Inc.	332	9,014
CSX Corp.	29,285	1,202,149
FTAI Infrastructure, Inc.	2,020	9,979
Heartland Express, Inc.	1,544	16,058
Hertz Global Holdings, Inc. (A)(B)	4,986	22,985
JB Hunt Transport Services, Inc.	1,520	322,088
Knight-Swift Transportation Holdings, Inc.	2,526	145,447
Landstar System, Inc.	542	86,888
Lyft, Inc., Class A (A)	6,261	83,271
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Marten Transport, Ltd.	1,715	$22,518
Norfolk Southern Corp.	3,527	1,012,249
Old Dominion Freight Line, Inc.	3,302	645,211
RXO, Inc. (A)	2,624	38,363
Ryder System, Inc.	632	129,377
Saia, Inc. (A)	418	146,835
Schneider National, Inc., Class B	1,539	40,568
Uber Technologies, Inc. (A)	32,802	2,359,448
U-Haul Holding Company (A)	290	13,856
U-Haul Holding Company, Series N	2,885	128,873
Union Pacific Corp.	9,325	2,262,432
Universal Logistics Holdings, Inc.	424	8,963
Werner Enterprises, Inc.	967	28,439
XPO, Inc. (A)	1,852	360,307
		9,212,315
Industrial conglomerates – 0.3%
3M Company	8,381	1,217,173
Brookfield Business Corp., Class A	1,176	37,209
Honeywell International, Inc.	9,977	2,255,101
		3,509,483
Machinery – 2.0%
3D Systems Corp. (A)	2,366	4,448
Aebi Schmidt Holding AG	1,295	12,574
AGCO Corp.	1,177	136,379
AgEagle Aerial Systems, Inc. (A)	874	790
Alamo Group, Inc.	192	31,674
Albany International Corp., Class A	495	25,844
Alliance Laundry Holdings, Inc. (A)	3,203	66,430
Allison Transmission Holdings, Inc.	1,299	152,061
Astec Industries, Inc.	413	22,236
Atmus Filtration Technologies, Inc.	1,282	72,779
Blue Bird Corp. (A)	498	28,281
Caterpillar, Inc.	7,372	5,222,767
CECO Environmental Corp. (A)	575	34,259
Chart Industries, Inc. (A)	704	145,552
CNH Industrial NV	19,738	217,118
Columbus McKinnon Corp.	595	8,645
Crane Company	907	155,097
Cummins, Inc.	2,168	1,166,427
Deere & Company	4,255	2,396,842
Donaldson Company, Inc.	1,849	156,925
Douglas Dynamics, Inc.	423	17,804
Dover Corp.	2,142	446,500
Energy Recovery, Inc. (A)	943	9,496
Enerpac Tool Group Corp.	882	32,167
Enpro, Inc.	336	84,218
Esab Corp.	971	93,857
ESCO Technologies, Inc.	411	115,643
Federal Signal Corp.	957	103,490
Flowserve Corp.	2,054	150,990
Fortive Corp.	5,309	293,482
Franklin Electric Company, Inc.	738	68,021
Gates Industrial Corp. PLC (A)	4,043	91,412
Graco, Inc.	2,643	223,730
Graham Corp. (A)	191	15,074
Helios Technologies, Inc.	553	35,785
Hillman Solutions Corp. (A)	3,509	29,195
Hyster-Yale, Inc.	295	9,590
IDEX Corp.	1,177	223,100
Illinois Tool Works, Inc.	4,608	1,199,416
Ingersoll Rand, Inc.	6,238	499,789
ITT, Inc.	1,233	234,923
JBT Marel Corp.	822	105,109
Kadant, Inc.	185	54,085
Kennametal, Inc.	1,231	44,476

282

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Lincoln Electric Holdings, Inc.	870	$216,700
Lindsay Corp.	175	20,837
Microvast Holdings, Inc. (A)	5,239	7,859
Miller Industries, Inc.	255	11,615
Mueller Industries, Inc.	1,735	192,238
Mueller Water Products, Inc., Class A	2,486	68,340
Nauticus Robotics, Inc. (A)	515	257
Nordson Corp.	884	235,197
Oshkosh Corp.	1,001	147,357
Otis Worldwide Corp.	6,169	475,507
PACCAR, Inc.	8,273	955,532
Parker-Hannifin Corp.	1,992	1,783,318
Pentair PLC	2,556	222,653
Proto Labs, Inc. (A)	417	23,777
RBC Bearings, Inc. (A)	498	270,474
Richtech Robotics, Inc., Class B (A)(B)	2,543	5,315
RYTHM, Inc. (A)	40	690
Snap-on, Inc.	816	296,388
SPX Technologies, Inc. (A)	739	147,756
Standex International Corp.	194	49,443
Stanley Black & Decker, Inc.	2,430	172,676
Stratasys, Ltd. (A)	1,489	11,629
Symbotic, Inc. (A)	1,761	93,685
Tennant Company	311	20,650
Terex Corp.	1,770	104,607
The Gorman-Rupp Company	528	32,805
The Greenbrier Companies, Inc.	491	25,851
The Manitowoc Company, Inc. (A)	660	7,689
The Middleby Corp. (A)	794	105,269
The Timken Company	1,085	109,118
The Toro Company	1,545	144,365
Titan International, Inc. (A)	1,198	8,278
Trinity Industries, Inc.	1,295	41,673
Wabash National Corp.	760	6,551
Wabtec Corp.	2,684	670,758
Watts Water Technologies, Inc., Class A	435	126,276
Worthington Enterprises, Inc.	840	43,798
Xylem, Inc.	3,829	457,566
		21,552,977
Marine transportation – 0.0%
Costamare, Inc.	2,033	34,358
Genco Shipping & Trading, Ltd.	777	17,521
Kirby Corp. (A)	880	116,934
Matson, Inc.	508	83,282
		252,095
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	1,812	66,645
Allegiant Travel Company (A)	300	24,312
American Airlines Group, Inc. (A)	10,294	110,558
Delta Air Lines, Inc.	10,254	681,686
Frontier Group Holdings, Inc. (A)(B)	3,793	13,389
JetBlue Airways Corp. (A)	5,855	25,879
Joby Aviation, Inc. (A)	14,396	118,911
SkyWest, Inc. (A)	627	57,577
Southwest Airlines Company	8,134	305,594
Sun Country Airlines Holdings, Inc. (A)	896	14,802
Surf Air Mobility, Inc. (A)	1,128	1,297
United Airlines Holdings, Inc. (A)	5,081	467,808
Wheels Up Experience, Inc. (A)(B)	11,752	6,070
		1,894,528
Professional services – 0.5%
Alight, Inc., Class A	9,095	5,300
Amentum Holdings, Inc. (A)	3,841	100,173
Automatic Data Processing, Inc.	6,373	1,294,866
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Barrett Business Services, Inc.	467	$13,627
BlackSky Technology, Inc. (A)	588	14,794
Booz Allen Hamilton Holding Corp.	1,933	150,832
Broadridge Financial Solutions, Inc.	1,848	300,263
CACI International, Inc., Class A (A)	346	188,179
CBIZ, Inc. (A)	860	23,091
Clarivate PLC (A)	10,830	27,400
Concentrix Corp.	1,003	27,442
Conduent, Inc. (A)	3,137	4,015
CRA International, Inc.	107	17,321
CSG Systems International, Inc.	451	36,053
Equifax, Inc.	1,946	350,416
ExlService Holdings, Inc. (A)	2,528	76,978
Exponent, Inc.	812	52,983
First Advantage Corp. (A)	2,912	34,245
FTI Consulting, Inc. (A)	509	89,976
Genpact, Ltd.	2,734	101,842
Huron Consulting Group, Inc. (A)	270	34,422
IBEX Holdings, Ltd. (A)	256	6,866
ICF International, Inc.	295	19,261
Innodata, Inc. (A)	502	19,387
Insperity, Inc.	618	16,711
Jacobs Solutions, Inc.	1,880	239,286
KBR, Inc.	2,010	74,089
Kelly Services, Inc., Class A	829	7,337
Kforce, Inc.	373	10,907
Korn Ferry	824	51,871
Legalzoom.com, Inc. (A)	2,918	16,545
Leidos Holdings, Inc.	2,017	313,684
ManpowerGroup, Inc.	755	22,242
Maximus, Inc.	886	56,793
Parsons Corp. (A)	1,688	91,439
Paychex, Inc.	5,663	521,676
Paycom Software, Inc.	911	110,723
Paylocity Holding Corp. (A)	869	93,887
Planet Labs PBC (A)	4,478	125,160
Resolute Holdings Management, Inc. (A)	136	22,073
Robert Half, Inc.	1,598	40,589
Science Applications International Corp.	724	68,722
Spire Global, Inc. (A)	615	7,737
SS&C Technologies Holdings, Inc.	3,841	259,536
TaskUS, Inc., Class A	701	4,704
TransUnion	3,065	212,067
TriNet Group, Inc.	776	28,270
UL Solutions, Inc., Class A	1,008	86,396
Upwork, Inc. (A)	2,096	22,972
Verisk Analytics, Inc.	2,198	417,071
Verra Mobility Corp. (A)	2,529	36,139
Willdan Group, Inc. (A)	234	17,915
		5,966,273
Trading companies and distributors – 0.4%
Air Lease Corp.	1,725	112,022
Applied Industrial Technologies, Inc.	588	156,008
BlueLinx Holdings, Inc. (A)	151	8,181
Boise Cascade Company	603	45,738
Core & Main, Inc., Class A (A)	2,978	147,113
Custom Truck One Source, Inc. (A)	3,867	25,406
Distribution Solutions Group, Inc. (A)	760	19,942
DNOW, Inc. (A)	2,977	35,456
DXP Enterprises, Inc. (A)	254	35,491
Fastenal Company	18,073	838,587
Ferguson Enterprises, Inc.	3,100	723,106
GATX Corp.	564	96,297
Global Industrial, Inc.	768	24,207
Herc Holdings, Inc.	524	52,164

283

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Hudson Technologies, Inc. (A)	810	$4,763
Karat Packaging, Inc.	320	8,934
McGrath RentCorp	415	45,766
MSC Industrial Direct Company, Inc., Class A	878	81,013
NPK International, Inc. (A)	1,464	21,213
QXO, Inc. (A)	10,610	206,046
Rush Enterprises, Inc., Class A	1,187	78,473
SiteOne Landscape Supply, Inc. (A)	705	93,843
Titan Machinery, Inc. (A)	449	7,507
Transcat, Inc. (A)	157	11,532
United Rentals, Inc.	1,010	735,846
W.W. Grainger, Inc.	750	818,108
Watsco, Inc.	549	199,721
WESCO International, Inc.	761	208,225
Willis Lease Finance Corp.	111	18,899
Xometry, Inc., Class A (A)	785	32,059
		4,891,666
Transportation infrastructure – 0.0%
Corp America Airports SA (A)	2,658	67,221
		106,817,368
Information technology – 29.3%
Communications equipment – 1.1%
ADTRAN Holdings, Inc. (A)	1,439	18,103
Applied Optoelectronics, Inc. (A)	1,084	91,696
Arista Networks, Inc. (A)	19,789	2,429,693
Calix, Inc. (A)	1,042	51,048
Ciena Corp. (A)	2,221	862,259
Cisco Systems, Inc.	62,325	4,835,797
Clearfield, Inc. (A)	269	7,120
Digi International, Inc. (A)	626	30,173
Extreme Networks, Inc. (A)	2,159	32,558
F5, Inc. (A)	905	261,844
Harmonic, Inc. (A)	1,882	16,900
Lumentum Holdings, Inc. (A)	1,101	773,739
Motorola Solutions, Inc.	2,624	1,138,737
NETGEAR, Inc. (A)	516	11,269
NetScout Systems, Inc. (A)	1,245	39,579
Ondas, Inc. (A)(B)	5,823	52,640
Powerwave Technologies, Inc. (A)(C)	912	0
Ribbon Communications, Inc. (A)	2,810	5,957
Ubiquiti, Inc.	955	754,727
Viasat, Inc. (A)	2,124	97,279
Viavi Solutions, Inc. (A)	3,580	119,142
Vistance Networks, Inc. (A)	3,500	63,700
		11,693,960
Electronic equipment, instruments and components – 1.0%
Advanced Energy Industries, Inc.	597	192,658
Aeva Technologies, Inc. (A)	975	12,831
AEye, Inc. (A)	870	1,575
Amphenol Corp., Class A	19,217	2,428,068
Arlo Technologies, Inc. (A)	1,672	23,793
Arrow Electronics, Inc. (A)	798	114,441
Avnet, Inc.	1,289	79,428
Badger Meter, Inc.	463	70,538
Bel Fuse, Inc., Class B	191	37,814
Belden, Inc.	623	71,539
Benchmark Electronics, Inc.	577	32,347
CDW Corp.	2,051	248,212
Climb Global Solutions, Inc.	328	6,501
Cognex Corp.	2,660	130,313
Coherent Corp. (A)	2,473	589,093
Corning, Inc.	13,483	1,833,284
Crane NXT Company	926	37,586
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
CTS Corp.	500	$23,880
Daktronics, Inc. (A)	819	16,011
ePlus, Inc.	429	32,282
Evolv Technologies Holdings, Inc. (A)	2,808	16,988
Fabrinet (A)	562	293,094
Flex, Ltd. (A)	5,897	386,018
Frequency Electronics, Inc. (A)	173	7,657
Ingram Micro Holding Corp.	3,843	89,580
Insight Enterprises, Inc. (A)	493	33,036
IPG Photonics Corp. (A)	692	79,296
Itron, Inc. (A)	718	64,354
Jabil, Inc.	1,685	447,587
Keysight Technologies, Inc. (A)	2,700	762,399
Kimball Electronics, Inc. (A)	459	10,874
Knowles Corp. (A)	1,425	36,594
LightPath Technologies, Inc., Class A (A)	808	8,104
Lightwave Logic, Inc. (A)	2,218	15,593
Littelfuse, Inc.	394	133,704
MicroVision, Inc. (A)(B)	5,432	3,483
Mirion Technologies, Inc. (A)	3,596	66,850
Napco Security Technologies, Inc.	578	22,767
nLight, Inc. (A)	817	46,585
Novanta, Inc. (A)	569	67,205
OSI Systems, Inc. (A)	265	70,360
Ouster, Inc. (A)	931	17,102
PC Connection, Inc.	450	26,307
Plexus Corp. (A)	428	86,687
Powerfleet, Inc. (A)	2,261	6,964
Ralliant Corp.	1,791	74,488
Rogers Corp. (A)	295	31,662
Sanmina Corp. (A)	846	109,675
ScanSource, Inc. (A)	357	12,959
TD SYNNEX Corp.	1,294	218,311
TE Connectivity PLC	4,648	971,525
Teledyne Technologies, Inc. (A)	736	445,287
TTM Technologies, Inc. (A)	1,631	158,892
Unusual Machines, Inc. (A)	602	7,465
Vishay Intertechnology, Inc.	1,983	35,694
Vishay Precision Group, Inc. (A)	251	10,898
Vontier Corp.	2,323	82,397
Vuzix Corp. (A)(B)	1,400	3,234
Zebra Technologies Corp., Class A (A)	797	166,637
		11,110,506
IT services – 1.0%
Accenture PLC, Class A	9,804	1,944,035
Akamai Technologies, Inc. (A)	2,252	258,642
Amdocs, Ltd.	1,752	114,336
Applied Digital Corp. (A)	4,390	104,219
ASGN, Inc. (A)	697	26,981
Backblaze, Inc., Class A (A)	1,119	3,861
BigBear.ai Holdings, Inc. (A)(B)	6,914	24,337
Cloudflare, Inc., Class A (A)	4,924	1,016,018
Cognizant Technology Solutions Corp., Class A	7,678	471,045
Commerce.com, Inc. (A)	1,670	4,459
CoreWeave, Inc., Class A (A)	6,081	471,095
DigitalOcean Holdings, Inc. (A)	1,432	122,837
DXC Technology Company (A)	2,861	35,963
EPAM Systems, Inc. (A)	877	118,746
Fastly, Inc., Class A (A)	2,404	69,860
Gartner, Inc. (A)	1,190	188,425
Globant SA (A)	691	31,862
GoDaddy, Inc., Class A (A)	2,167	179,146

284

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Grid Dynamics Holdings, Inc. (A)	1,448	$8,254
IBM Corp.	14,659	3,553,195
Kyndryl Holdings, Inc. (A)	3,667	48,111
MongoDB, Inc. (A)	1,280	313,306
Okta, Inc. (A)	2,650	208,582
Snowflake, Inc. (A)	5,251	791,956
The Hackett Group, Inc.	598	7,780
TSS, Inc. (A)(B)	480	6,245
Twilio, Inc., Class A (A)	2,416	303,981
VeriSign, Inc.	1,467	364,344
		10,791,621
Semiconductors and semiconductor equipment – 12.3%
ACM Research, Inc., Class A (A)	939	36,950
Advanced Micro Devices, Inc. (A)	25,529	5,193,364
Aehr Test Systems (A)	485	17,984
Aeluma, Inc. (A)	311	4,071
Allegro MicroSystems, Inc. (A)	2,930	92,383
Alpha & Omega Semiconductor, Ltd. (A)	511	11,324
Ambarella, Inc. (A)	674	34,694
Ambiq Micro, Inc. (A)	340	8,639
Amkor Technology, Inc.	3,907	175,932
Analog Devices, Inc.	7,738	2,461,767
Applied Materials, Inc.	12,529	4,282,287
Astera Labs, Inc. (A)	2,617	286,823
Axcelis Technologies, Inc. (A)	493	45,888
AXT, Inc. (A)	778	44,330
Blaize Holdings, Inc. (A)(B)	1,866	3,396
Broadcom, Inc.	74,001	22,904,050
CEVA, Inc. (A)	430	8,032
Cirrus Logic, Inc. (A)	810	117,142
Cohu, Inc. (A)	788	24,129
Credo Technology Group Holding, Ltd. (A)	2,723	255,608
Diodes, Inc. (A)	762	52,014
Enphase Energy, Inc. (A)	2,056	77,737
Entegris, Inc.	2,373	278,211
First Solar, Inc. (A)	1,687	332,778
FormFactor, Inc. (A)	1,236	119,880
GlobalFoundries, Inc. (A)	8,742	388,844
GSI Technology, Inc. (A)	672	3,454
Ichor Holdings, Ltd. (A)	607	28,292
Impinj, Inc. (A)	458	47,037
Indie Semiconductor, Inc., Class A (A)(B)	3,316	10,678
Intel Corp. (A)	68,867	3,039,101
KLA Corp.	2,075	3,055,251
Kopin Corp. (A)	3,154	7,097
Kulicke & Soffa Industries, Inc.	846	55,599
Lam Research Corp.	19,905	4,252,902
Lattice Semiconductor Corp. (A)	2,153	199,712
MACOM Technology Solutions Holdings, Inc. (A)	1,173	260,488
Marvell Technology, Inc.	13,561	1,343,217
MaxLinear, Inc. (A)	1,413	24,572
Microchip Technology, Inc.	8,485	548,216
Micron Technology, Inc.	17,607	5,948,349
MKS, Inc.	1,054	242,220
Monolithic Power Systems, Inc.	753	823,293
Navitas Semiconductor Corp. (A)	3,661	32,107
NVIDIA Corp.	382,297	66,672,525
NXP Semiconductors NV	3,963	780,156
ON Semiconductor Corp. (A)	6,422	397,650
Onto Innovation, Inc. (A)	767	157,289
PDF Solutions, Inc. (A)	686	22,439
Penguin Solutions, Inc. (A)	860	15,136
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Photronics, Inc. (A)	970	$39,198
Power Integrations, Inc.	911	46,643
Qnity Electronics, Inc.	3,271	377,408
Qorvo, Inc. (A)	1,455	112,617
Qualcomm, Inc.	16,845	2,169,299
Rambus, Inc. (A)	1,695	145,821
Rigetti Computing, Inc. (A)	5,107	71,702
Semtech Corp. (A)	1,368	105,186
Silicon Laboratories, Inc. (A)	523	108,862
SiTime Corp. (A)	412	142,284
SkyWater Technology, Inc. (A)	790	21,654
Skyworks Solutions, Inc.	2,326	124,557
Synaptics, Inc. (A)	612	42,864
Teradyne, Inc.	2,501	741,446
Texas Instruments, Inc.	14,305	2,777,173
Ultra Clean Holdings, Inc. (A)	780	48,500
Universal Display Corp.	751	68,837
Veeco Instruments, Inc. (A)	970	32,844
Wolfspeed, Inc. (A)	441	7,197
		132,409,129
Software – 7.7%
A10 Networks, Inc.	1,279	29,570
ACI Worldwide, Inc. (A)	1,648	67,584
Adeia, Inc.	1,892	45,465
Adobe, Inc. (A)	6,673	1,622,073
Agilysys, Inc. (A)	448	31,871
Airship AI Holdings, Inc. (A)	579	1,309
Alarm.com Holdings, Inc. (A)	825	35,632
Alkami Technology, Inc. (A)	1,672	26,200
Amplitude, Inc., Class A (A)	1,828	12,467
Appfolio, Inc., Class A (A)	363	57,289
Appian Corp., Class A (A)	707	17,046
AppLovin Corp., Class A (A)	4,840	1,926,320
Arteris, Inc. (A)	756	12,429
Asana, Inc., Class A (A)	2,501	16,006
Atlassian Corp., Class A (A)	2,619	178,747
Aurora Innovation, Inc. (A)	25,366	104,508
AuthID, Inc. (A)	1,106	1,438
Autodesk, Inc. (A)	3,355	803,187
AvePoint, Inc. (A)	3,595	34,188
Bentley Systems, Inc., Class B	4,636	162,816
BILL Holdings, Inc. (A)	1,601	61,318
Bit Digital, Inc. (A)	5,263	6,895
Bitdeer Technologies Group, Class A (A)(B)	3,002	25,967
BitMine Immersion Technologies, Inc.	6,047	119,610
Blackbaud, Inc. (A)	797	30,772
Blackline, Inc. (A)	984	36,408
Blend Labs, Inc., Class A (A)	4,347	7,390
Box, Inc., Class A (A)	2,277	53,828
Braze, Inc., Class A (A)	1,566	36,973
BTCS, Inc. (A)	855	1,188
C3.ai, Inc., Class A (A)	2,119	17,842
Cadence Design Systems, Inc. (A)	4,288	1,191,507
CCC Intelligent Solutions Holdings, Inc. (A)	10,404	62,424
Cerence, Inc. (A)	732	4,619
Cipher Digital, Inc. (A)	6,232	80,206
Circle Internet Group, Inc. (A)	3,407	325,062
CleanSpark, Inc. (A)	4,438	37,767
Clear Secure, Inc., Class A	1,507	72,954
Clearwater Analytics Holdings, Inc., Class A (A)	4,545	107,489
CommVault Systems, Inc. (A)	702	54,679
Consensus Cloud Solutions, Inc. (A)	362	8,594

285

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Core Scientific, Inc. (A)	4,836	$72,347
Crowdstrike Holdings, Inc., Class A (A)	3,948	1,541,339
CYNGN, Inc. (A)	150	249
Daily Journal Corp. (A)	23	11,094
Datadog, Inc., Class A (A)	5,088	600,638
Digi Power X, Inc. (A)	1,231	2,499
Digital Turbine, Inc. (A)	1,789	5,152
DocuSign, Inc. (A)	3,184	150,953
Dolby Laboratories, Inc., Class A	988	59,339
Domo, Inc., Class B (A)	700	2,142
Dropbox, Inc., Class A (A)	2,907	66,047
D-Wave Quantum, Inc. (A)(B)	5,337	77,013
Dynatrace, Inc. (A)	4,756	175,877
eGain Corp. (A)	565	4,458
Elastic NV (A)	1,678	83,883
EverCommerce, Inc. (A)(B)	3,037	34,713
Fair Isaac Corp. (A)	378	403,530
Figma, Inc., Class A (A)	6,559	138,657
Five9, Inc. (A)	1,234	18,720
Fortinet, Inc. (A)	12,065	985,952
Freshworks, Inc., Class A (A)	3,830	30,755
Gen Digital, Inc.	9,715	182,933
Gitlab, Inc., Class A (A)	2,339	50,616
Guidewire Software, Inc. (A)	1,328	198,616
HubSpot, Inc. (A)	829	202,359
Hut 8 Corp. (A)	1,672	78,434
i3 Verticals, Inc., Class A (A)	460	10,286
Intapp, Inc. (A)	1,309	33,628
InterDigital, Inc.	408	123,216
Intuit, Inc.	4,388	1,897,283
Klaviyo, Inc., Class A (A)	2,202	42,851
Life360, Inc. (A)(B)	1,234	50,372
LiveRamp Holdings, Inc. (A)	1,096	29,066
Manhattan Associates, Inc. (A)	952	126,730
MARA Holdings, Inc. (A)	5,829	47,565
MicroCloud Hologram, Inc. (A)	284	582
Microsoft Corp.	116,949	43,291,011
Mitek Systems, Inc. (A)	905	12,218
N-able, Inc. (A)	3,430	16,018
NCino, Inc. (A)	1,848	27,683
NCR Voyix Corp. (A)	2,343	14,831
Netskope, Inc., Class A (A)	929	7,887
NextNav, Inc. (A)	2,176	34,860
Nutanix, Inc., Class A (A)	4,226	160,630
OneSpan, Inc.	760	8,003
Onestream, Inc. (A)	1,434	34,416
Oracle Corp.	44,200	6,502,262
PagerDuty, Inc. (A)	1,575	9,781
Palantir Technologies, Inc., Class A (A)	35,777	5,233,460
Palo Alto Networks, Inc. (A)	10,522	1,686,887
PAR Technology Corp. (A)	660	8,798
Pegasystems, Inc.	2,688	114,401
Pivotal Software, Inc. (A)(C)	6,091	0
Porch Group, Inc. (A)	1,709	12,254
Procore Technologies, Inc. (A)	2,374	135,318
Progress Software Corp. (A)	686	17,596
PTC, Inc. (A)	1,887	268,879
Q2 Holdings, Inc. (A)	990	46,827
Qualys, Inc. (A)	574	50,426
Rapid7, Inc. (A)	1,120	6,171
Red Violet, Inc. (A)	261	9,031
Rekor Systems, Inc. (A)	2,301	1,887
RingCentral, Inc., Class A	1,290	47,975
Riot Platforms, Inc. (A)	5,833	72,096
Roper Technologies, Inc.	1,693	599,085
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Rubrik, Inc., Class A (A)	2,241	$109,742
SailPoint, Inc. (A)	8,825	116,843
Salesforce, Inc.	14,979	2,796,130
Samsara, Inc., Class A (A)	5,497	174,200
SEMrush Holdings, Inc., Class A (A)	2,124	25,361
SentinelOne, Inc., Class A (A)	5,069	65,289
ServiceNow, Inc. (A)	16,365	1,710,961
ServiceTitan, Inc., Class A (A)	1,226	77,802
SoundHound AI, Inc., Class A (A)(B)	5,916	40,643
Sprinklr, Inc., Class A (A)	2,589	15,534
Sprout Social, Inc., Class A (A)	929	5,295
SPS Commerce, Inc. (A)	610	33,959
Strategy, Inc. (A)	4,163	519,542
Synopsys, Inc. (A)	2,913	1,154,946
Telos Corp. (A)	1,322	5,539
Tenable Holdings, Inc. (A)	1,963	33,204
Teradata Corp. (A)	1,515	38,829
TeraWulf, Inc. (A)	6,441	92,944
TON Strategy Company (A)	1,115	2,754
Trimble, Inc. (A)	3,753	244,808
Tyler Technologies, Inc. (A)	684	234,188
UiPath, Inc., Class A (A)	7,227	80,220
Unity Software, Inc. (A)	6,654	145,989
Varonis Systems, Inc. (A)	1,821	39,097
Veritone, Inc. (A)(B)	1,511	2,977
Vertex, Inc., Class A (A)	1,259	14,970
Via Transportation, Inc., Class A (A)	1,287	19,305
Weave Communications, Inc. (A)	1,397	6,454
Workday, Inc., Class A (A)	3,414	443,547
Workiva, Inc. (A)	836	49,851
Yext, Inc. (A)	2,162	8,302
Zeta Global Holdings Corp., Class A (A)	3,369	53,634
Zoom Video Communications, Inc., Class A (A)	4,203	337,879
Zscaler, Inc. (A)	2,451	343,851
		82,544,811
Technology hardware, storage and peripherals – 6.2%
Apple, Inc.	233,480	59,254,889
Corsair Gaming, Inc. (A)	1,889	10,484
Dell Technologies, Inc., Class C	5,341	876,618
Diebold Nixdorf, Inc. (A)	593	44,736
Eastman Kodak Company (A)	1,626	14,715
Everpure, Inc., Class A (A)	5,161	304,705
GPGI, Inc.	2,040	34,884
Hewlett Packard Enterprise Company	20,715	493,224
HP, Inc.	14,654	281,503
Immersion Corp.	668	3,647
IonQ, Inc. (A)(B)	5,577	160,785
NetApp, Inc.	3,120	319,457
One Stop Systems, Inc. (A)	498	3,770
Quantum Computing, Inc. (A)(B)	3,537	24,228
Quantum Corp. (A)	235	1,116
Sandisk Corp. (A)	2,295	1,458,105
Seagate Technology Holdings PLC	3,347	1,311,221
Super Micro Computer, Inc. (A)	9,343	212,740
Western Digital Corp.	5,459	1,476,605
Xerox Holdings Corp. (B)	2,215	2,857
		66,290,289
		314,840,316
Materials – 2.6%
Chemicals – 1.2%
AdvanSix, Inc.	509	12,420
Air Products & Chemicals, Inc.	3,503	1,017,586
Albemarle Corp.	1,854	332,849

286

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ashland, Inc.	733	$40,762
ASP Isotopes, Inc. (A)(B)	1,794	7,929
Aspen Aerogels, Inc. (A)	1,493	5,106
Avient Corp.	1,507	54,704
Axalta Coating Systems, Ltd. (A)	3,357	92,989
Balchem Corp.	523	88,638
Cabot Corp.	816	61,453
Celanese Corp.	1,731	113,848
CF Industries Holdings, Inc.	2,540	329,794
Corteva, Inc.	10,678	893,855
CVR Nitrogen LP (A)(C)	1,086	195
Dow, Inc.	11,118	463,065
DuPont de Nemours, Inc.	6,599	302,234
Eastman Chemical Company	1,775	135,468
Ecolab, Inc.	4,464	1,187,513
Ecovyst, Inc. (A)	1,931	24,833
Element Solutions, Inc.	3,770	128,708
Flotek Industries, Inc. (A)	521	8,841
FMC Corp.	2,048	35,267
Hawkins, Inc.	331	50,842
HB Fuller Company	864	53,292
Huntsman Corp.	2,772	36,895
Ingevity Corp. (A)	591	42,097
Innospec, Inc.	411	30,011
International Flavors & Fragrances, Inc.	4,031	292,449
Intrepid Potash, Inc. (A)	272	11,633
Koppers Holdings, Inc.	386	14,930
Kronos Worldwide, Inc.	1,874	12,312
Linde PLC	7,371	3,654,247
LSB Industries, Inc. (A)	1,342	19,996
LyondellBasell Industries NV, Class A	5,046	406,506
Mativ Holdings, Inc.	942	8,195
Minerals Technologies, Inc.	531	37,659
NewMarket Corp.	148	94,861
Novusterra, Inc. (A)(C)	88	0
Olin Corp.	1,801	53,544
Orion SA	1,049	6,819
Perimeter Solutions, Inc. (A)	2,357	57,558
PPG Industries, Inc.	3,537	378,035
PureCycle Technologies, Inc. (A)(B)	2,901	15,056
Quaker Chemical Corp.	281	34,909
RPM International, Inc.	2,020	200,788
Sensient Technologies Corp.	677	58,520
Solstice Advanced Materials, Inc.	2,537	193,218
Stepan Company	419	20,942
The Chemours Company	2,390	52,652
The Mosaic Company	5,000	127,500
The Scotts Miracle-Gro Company	915	55,641
The Sherwin-Williams Company	3,916	1,255,274
Tronox Holdings PLC	2,738	26,750
Valhi, Inc.	458	6,549
Westlake Corp.	2,035	237,729
		12,885,466
Construction materials – 0.3%
Amrize, Ltd. (A)	9,128	511,351
CRH PLC	10,572	1,111,329
Eagle Materials, Inc.	503	95,293
James Hardie Industries PLC (A)	9,173	173,737
Knife River Corp. (A)	897	73,240
Martin Marietta Materials, Inc.	947	557,480
Titan America SA (A)(B)	3,035	45,464
United States Lime & Minerals, Inc.	463	60,472
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Vulcan Materials Company	2,071	$563,933
		3,192,299
Containers and packaging – 0.3%
Amcor PLC	7,210	286,598
AptarGroup, Inc.	1,041	131,187
Ardagh Metal Packaging SA	9,920	40,176
Avery Dennison Corp.	1,216	209,979
Ball Corp.	4,285	253,286
Crown Holdings, Inc.	1,818	182,255
Graphic Packaging Holding Company	4,585	45,575
Greif, Inc., Class A	448	30,047
International Paper Company	8,303	296,417
Myers Industries, Inc.	675	14,297
O-I Glass, Inc. (A)	2,484	26,107
Packaging Corp. of America	1,403	297,745
Ranpak Holdings Corp. (A)	1,620	5,783
Sealed Air Corp.	2,317	97,430
Silgan Holdings, Inc.	1,708	66,270
Smurfit WestRock PLC	8,157	325,056
Sonoco Products Company	1,515	81,946
TriMas Corp.	646	23,217
		2,413,371
Metals and mining – 0.8%
Alcoa Corp.	4,066	269,698
Alpha Metallurgical Resources, Inc. (A)	207	42,491
American Battery Technology Company (A)	2,112	5,892
Aura Minerals, Inc.	1,344	109,670
Caledonia Mining Corp. PLC	382	8,629
Century Aluminum Company (A)	1,485	87,155
Cleveland-Cliffs, Inc. (A)	8,992	75,982
Coeur Mining, Inc. (A)	10,140	190,328
Commercial Metals Company	1,763	108,301
Compass Minerals International, Inc. (A)	694	16,205
Dakota Gold Corp. (A)	2,227	11,246
Ferroglobe PLC	3,120	12,854
Freeport-McMoRan, Inc.	22,581	1,327,311
Hecla Mining Company	10,571	196,938
Hycroft Mining Holding Corp., Class A (A)	1,345	47,344
Idaho Strategic Resources, Inc. (A)	246	7,902
Inno Holdings, Inc. (A)	84	77
Ivanhoe Electric, Inc. (A)	2,406	28,439
Kaiser Aluminum Corp.	266	32,056
Materion Corp.	331	47,879
McEwen, Inc. (A)	909	18,562
Metallus, Inc. (A)	758	12,386
MP Materials Corp. (A)(B)	2,790	134,645
Newmont Corp.	17,296	1,872,292
NioCorp Developments, Ltd. (A)	2,004	8,938
Nucor Corp.	3,609	610,282
Pan American Silver Corp. (A)	7,232	4,339
Perpetua Resources Corp. (A)	1,710	48,085
Ramaco Resources, Inc., Class A (A)	939	14,517
ReElement Technologies Corp. (A)(C)	354	0
Reliance, Inc.	826	251,038
Royal Gold, Inc.	1,326	337,454
Ryerson Holding Corp.	948	21,311
Southern Copper Corp.	13,003	2,237,296
Steel Dynamics, Inc.	2,307	415,260
SunCoke Energy, Inc.	1,488	9,687
United States Antimony Corp. (A)(B)	2,260	19,730
US Gold Corp. (A)	297	4,511
USA Rare Earth, Inc. (A)(B)	2,103	31,829
Warrior Met Coal, Inc.	837	77,967

287

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Worthington Steel, Inc.	864	$26,222
		8,782,748
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	286	4,113
Louisiana-Pacific Corp.	1,094	79,589
Magnera Corp. (A)	606	5,763
Sylvamo Corp.	642	27,118
		116,583
		27,390,467
Real estate – 2.2%
Diversified REITs – 0.0%
AH Realty Trust, Inc.	1,559	8,575
American Assets Trust, Inc.	1,102	20,288
Broadstone Net Lease, Inc.	2,946	53,823
CTO Realty Growth, Inc.	614	11,353
Essential Properties Realty Trust, Inc.	3,016	91,566
Gladstone Commercial Corp.	1,021	11,670
Global Net Lease, Inc.	3,972	37,178
WP Carey, Inc.	3,438	233,646
		468,099
Health care REITs – 0.4%
Alexandria Real Estate Equities, Inc.	2,728	126,634
American Healthcare REIT, Inc.	2,928	138,084
CareTrust REIT, Inc.	3,496	128,128
Chiron Real Estate, Inc.	245	8,105
Community Healthcare Trust, Inc.	567	9,010
Diversified Healthcare Trust	4,111	27,297
Healthcare Realty Trust, Inc.	5,558	94,430
Healthpeak Properties, Inc.	10,899	179,071
LTC Properties, Inc.	746	27,721
Medical Properties Trust, Inc.	9,606	44,476
National Health Investors, Inc.	774	62,586
Omega Healthcare Investors, Inc.	4,628	202,799
Sabra Health Care REIT, Inc.	3,716	71,459
Sila Realty Trust, Inc.	914	21,644
Universal Health Realty Income Trust	351	14,205
Ventas, Inc.	7,155	585,136
Welltower, Inc.	10,514	2,078,723
		3,819,508
Hotel and resort REITs – 0.0%
Apple Hospitality REIT, Inc.	3,340	38,443
DiamondRock Hospitality Company	3,339	31,286
Host Hotels & Resorts, Inc.	10,600	203,096
Park Hotels & Resorts, Inc.	3,111	32,759
Pebblebrook Hotel Trust	1,844	23,290
RLJ Lodging Trust	2,276	16,888
Ryman Hospitality Properties, Inc.	965	89,041
Service Properties Trust	3,182	4,312
Summit Hotel Properties, Inc.	2,167	9,578
Sunstone Hotel Investors, Inc.	3,146	28,345
Xenia Hotels & Resorts, Inc.	1,512	22,423
		499,461
Industrial REITs – 0.3%
Americold Realty Trust, Inc.	4,532	51,937
EastGroup Properties, Inc.	830	153,625
First Industrial Realty Trust, Inc.	2,073	119,923
Innovative Industrial Properties, Inc.	447	22,422
Lineage, Inc.	3,643	119,345
LXP Industrial Trust	948	43,854
One Liberty Properties, Inc.	365	7,833
Prologis, Inc.	14,613	1,931,546
Rexford Industrial Realty, Inc.	3,676	120,315
STAG Industrial, Inc.	2,932	105,728
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial REITs (continued)
Terreno Realty Corp.	1,635	$100,422
		2,776,950
Office REITs – 0.1%
Brandywine Realty Trust	3,321	9,000
BXP, Inc.	2,474	128,401
COPT Defense Properties	1,793	54,866
Cousins Properties, Inc.	2,667	60,194
Douglas Emmett, Inc.	2,655	25,010
Easterly Government Properties, Inc.	714	15,301
Empire State Realty Trust, Inc., Class A	2,731	14,201
Highwoods Properties, Inc.	1,692	36,226
Hudson Pacific Properties, Inc. (A)	901	5,325
JBG SMITH Properties	1,038	15,165
Kilroy Realty Corp.	1,841	51,935
NET Lease Office Properties	303	3,491
New York REIT Liquidating LLC (A)(C)	457	834
Peakstone Realty Trust	594	12,409
Piedmont Realty Trust, Inc. (A)	2,274	14,940
Postal Realty Trust, Inc., Class A	397	7,368
SL Green Realty Corp.	1,131	41,779
Vornado Realty Trust	3,019	78,464
		574,909
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	4,676	633,411
Compass, Inc., Class A (A)	10,936	79,942
CoStar Group, Inc. (A)	6,668	268,987
Cushman & Wakefield, Ltd. (A)	3,657	44,835
eXp World Holdings, Inc.	2,635	15,784
Forestar Group, Inc. (A)	910	22,240
FRP Holdings, Inc. (A)	319	6,980
Howard Hughes Holdings, Inc. (A)	940	59,464
Jones Lang LaSalle, Inc. (A)	740	225,197
Kennedy-Wilson Holdings, Inc.	2,501	27,061
Marcus & Millichap, Inc.	803	21,352
Maui Land & Pineapple Company, Inc. (A)	329	5,063
Newmark Group, Inc., Class A	2,473	37,070
Offerpad Solutions, Inc. (A)	818	536
Opendoor Technologies, Inc. (A)	11,595	54,265
Tejon Ranch Company (A)	469	8,836
The Real Brokerage, Inc. (A)	3,503	8,758
The RMR Group, Inc., Class A	466	7,209
The St. Joe Company	946	59,409
Zillow Group, Inc., Class A (A)	937	38,782
Zillow Group, Inc., Class C (A)	2,801	115,905
		1,741,086
Residential REITs – 0.2%
American Homes 4 Rent, Class A	5,826	162,662
Apartment Investment and Management Company, Class A	2,640	10,745
AvalonBay Communities, Inc.	2,228	363,944
Camden Property Trust	1,654	161,530
Centerspace	315	18,097
Elme Communities	1,384	2,782
Equity LifeStyle Properties, Inc.	3,028	189,008
Equity Residential	5,999	354,841
Essex Property Trust, Inc.	1,007	243,694
Independence Realty Trust, Inc.	3,607	53,708
Invitation Homes, Inc.	9,611	238,833
Mid-America Apartment Communities, Inc.	1,823	222,625
NexPoint Residential Trust, Inc.	604	15,100
Sun Communities, Inc.	1,967	247,763
UDR, Inc.	5,149	173,933

288

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
UMH Properties, Inc.	1,611	$23,247
Veris Residential, Inc.	1,753	33,079
		2,515,591
Retail REITs – 0.3%
Acadia Realty Trust	2,065	39,483
Agree Realty Corp.	1,690	127,392
Alexander's, Inc.	95	22,439
Brixmor Property Group, Inc.	4,755	136,944
CBL & Associates Properties, Inc.	551	21,175
Curbline Properties Corp.	1,720	44,359
Federal Realty Investment Trust	1,319	140,091
FrontView REIT, Inc.	456	7,054
Getty Realty Corp.	961	30,560
InvenTrust Properties Corp.	1,311	39,933
Kimco Realty Corp.	10,514	236,250
Kite Realty Group Trust	3,480	85,434
NETSTREIT Corp.	1,393	26,230
NNN REIT, Inc.	2,901	121,929
Phillips Edison & Company, Inc.	2,038	76,262
Realty Income Corp.	14,309	875,425
Regency Centers Corp.	2,816	213,059
Saul Centers, Inc.	391	12,739
Simon Property Group, Inc.	5,129	956,712
SITE Centers Corp.	1,310	7,074
Tanger, Inc.	1,779	60,450
The Macerich Company	4,021	75,997
Urban Edge Properties	2,109	42,138
Whitestone REIT	1,112	17,959
		3,417,088
Specialized REITs – 0.7%
American Tower Corp.	7,365	1,271,052
Crown Castle, Inc.	6,855	557,380
CubeSmart	3,548	130,034
Digital Realty Trust, Inc.	5,368	967,367
EPR Properties	1,150	57,454
Equinix, Inc.	1,539	1,508,589
Extra Space Storage, Inc.	3,338	437,712
Farmland Partners, Inc.	841	9,444
Four Corners Property Trust, Inc.	1,939	45,857
Gaming and Leisure Properties, Inc.	4,426	196,382
Gladstone Land Corp.	889	9,068
Iron Mountain, Inc.	4,646	474,542
Lamar Advertising Company, Class A	1,358	172,004
Millrose Properties, Inc., Class A	2,434	68,152
National Storage Affiliates Trust	1,166	44,005
Outfront Media, Inc.	2,641	69,987
Public Storage	2,761	747,900
Rayonier, Inc.	4,745	97,842
Safehold, Inc.	1,364	18,455
SBA Communications Corp.	1,682	289,489
Smartstop Self Storage REIT, Inc.	869	26,313
VICI Properties, Inc.	16,564	452,528
Weyerhaeuser Company	11,416	278,893
		7,930,449
		23,743,141
Utilities – 2.3%
Electric utilities – 1.4%
Alliant Energy Corp.	4,015	288,116
American Electric Power Company, Inc.	8,412	1,102,645
Constellation Energy Corp.	4,915	1,372,514
Duke Energy Corp.	12,256	1,604,801
Edison International	6,053	442,959
Entergy Corp.	7,000	786,520
Evergy, Inc.	3,572	292,618
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Eversource Energy	5,855	$405,634
Exelon Corp.	15,900	779,418
FirstEnergy Corp.	9,023	457,105
Genie Energy, Ltd., B Shares	416	5,882
Hawaiian Electric Industries, Inc. (A)	2,762	40,988
IDACORP, Inc.	848	121,239
MGE Energy, Inc.	620	47,920
NextEra Energy, Inc.	32,414	3,010,612
NRG Energy, Inc.	3,043	444,704
OGE Energy Corp.	3,303	158,412
Oklo, Inc. (A)	2,459	121,942
Otter Tail Corp.	687	60,298
PG&E Corp.	34,497	606,112
Pinnacle West Capital Corp.	1,848	186,186
Portland General Electric Company	1,703	89,867
PPL Corp.	11,625	444,075
The Southern Company	17,313	1,671,051
TXNM Energy, Inc.	1,632	95,407
Xcel Energy, Inc.	9,306	739,269
		15,376,294
Gas utilities – 0.1%
Atmos Energy Corp.	2,511	463,832
Chesapeake Utilities Corp.	396	50,043
MDU Resources Group, Inc.	3,206	66,428
National Fuel Gas Company	1,420	133,423
New Jersey Resources Corp.	1,688	92,705
Northwest Natural Holding Company	730	38,851
ONE Gas, Inc.	949	81,737
Southwest Gas Holdings, Inc.	1,150	99,935
Spire, Inc.	927	83,931
UGI Corp.	3,357	122,262
		1,233,147
Independent power and renewable electricity producers – 0.1%
Clearway Energy, Inc., Class A	642	25,147
Clearway Energy, Inc., Class C	1,297	50,959
Hallador Energy Company (A)	723	11,770
Ormat Technologies, Inc.	962	107,667
Talen Energy Corp. (A)	719	229,526
The AES Corp.	11,197	157,766
Vistra Corp.	5,327	800,808
		1,383,643
Multi-utilities – 0.6%
Ameren Corp.	4,255	467,710
Avista Corp.	1,304	52,343
Black Hills Corp.	1,144	79,405
CenterPoint Energy, Inc.	10,232	441,613
CMS Energy Corp.	4,650	360,747
Consolidated Edison, Inc.	5,681	642,976
Dominion Energy, Inc.	13,486	833,705
DTE Energy Company	3,249	475,069
NiSource, Inc.	7,341	342,531
Northwestern Energy Group, Inc.	1,003	66,138
Public Service Enterprise Group, Inc.	7,866	636,753
Sempra	10,283	999,199
Unitil Corp.	266	13,896
WEC Energy Group, Inc.	5,054	585,102
		5,997,187
Water utilities – 0.1%
American States Water Company	646	48,851
American Water Works Company, Inc.	3,195	434,808
California Water Service Group	1,044	47,335
Essential Utilities, Inc.	4,498	181,134
H2O America	592	34,733

289

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Middlesex Water Company	294	$15,303
The York Water Company	250	7,613
		769,777
		24,760,048
TOTAL COMMON STOCKS (Cost $416,747,396)		$1,057,419,222
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Broadline retail – 0.0%
QVC Group, Inc., 8.000%	260	658
Financials – 0.0%
Capital markets – 0.0%
CGrowth Capital, Inc. (A)(C)	110	220
TOTAL PREFERRED SECURITIES (Cost $71,941)		$878
RIGHTS – 0.0%
Gen Digital, Inc. (Expiration Date: 4-17-27) (A)(D)	188	91
TOTAL RIGHTS (Cost $733)		$91
WARRANTS – 0.0%
Bed Bath & Beyond, Inc. (Expiration Date: 10-7-26; Strike Price: $15.50) (A)	99	56
DeFi Development Corp. (Expiration Date: 1-21-28; Strike Price: $22.50) (A)	35	18
GameStop Corp. (Expiration Date: 10-30-26; Strike Price: $32.00) (A)	711	2,745
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	30
Opendoor Technologies, Inc. (Expiration Date: 11-20-26; Strike Price: $13.00) (A)	390	96
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Opendoor Technologies, Inc. (Expiration Date: 11-20-26; Strike Price: $17.00) (A)	390	$92
Opendoor Technologies, Inc. (Expiration Date: 11-20-26; Strike Price: $9.00) (A)	390	237
Xerox Holdings Corp. (Expiration Date: 2-14-28; Strike Price: $8.00) (A)	1,107	100
TOTAL WARRANTS (Cost $0)		$3,374
SHORT-TERM INVESTMENTS – 1.7%
Short-term funds – 1.7%
John Hancock Collateral Trust, 3.6657% (E)(F)	1,868,066	18,683,836
TOTAL SHORT-TERM INVESTMENTS (Cost $18,686,453)		$18,683,836
Total Investments (Total Stock Market Index Trust) (Cost $435,506,523) – 100.0%		$1,076,107,401
Other assets and liabilities, net – 0.0%		109,123
TOTAL NET ASSETS – 100.0%		$1,076,216,524
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $2,624,763.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 3-31-26.
(F)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,728,034.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	13	Long	Jun 2026	$1,629,495	$1,632,930	$3,435
S&P 500 E-Mini Index Futures	51	Long	Jun 2026	17,098,708	16,755,413	(343,295)
S&P Mid 400 E-Mini Index Futures	3	Long	Jun 2026	1,011,621	1,018,950	7,329
						$(332,531)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
U.S. Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Communication services – 13.2%
Entertainment – 3.4%
Netflix, Inc. (A)	160,082	$15,391,884
U.S. Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Spotify Technology SA (A)	13,447	$6,520,585
		21,912,469
Interactive media and services – 9.8%
Alphabet, Inc., Class A	160,995	46,295,722

290

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

U.S. Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Meta Platforms, Inc., Class A	30,923	$17,691,976
		63,987,698
		85,900,167
Consumer discretionary – 10.3%
Automobiles – 2.4%
Tesla, Inc. (A)	43,010	15,988,968
Broadline retail – 4.9%
Amazon.com, Inc. (A)	152,459	31,752,636
Distributors – 0.2%
Pool Corp.	6,140	1,242,306
Hotels, restaurants and leisure – 2.8%
Booking Holdings, Inc.	2,252	9,481,641
DoorDash, Inc., Class A (A)	33,681	5,057,202
Viking Holdings, Ltd. (A)	51,620	3,793,038
		18,331,881
		67,315,791
Consumer staples – 1.8%
Beverages – 1.0%
Monster Beverage Corp. (A)	85,873	6,222,358
Consumer staples distribution and retail – 0.8%
U.S. Foods Holding Corp. (A)	60,335	5,563,490
		11,785,848
Energy – 2.0%
Oil, gas and consumable fuels – 2.0%
Cameco Corp.	51,215	5,562,461
Targa Resources Corp.	31,440	7,882,951
		13,445,412
Financials – 4.0%
Capital markets – 0.8%
Interactive Brokers Group, Inc., Class A	78,509	5,265,599
Financial services – 3.2%
Mastercard, Inc., Class A	41,107	20,539,524
		25,805,123
Health care – 10.4%
Biotechnology – 3.1%
AbbVie, Inc.	71,904	15,638,401
United Therapeutics Corp. (A)	8,076	4,788,906
		20,427,307
Health care providers and services – 2.0%
Cencora, Inc.	21,390	6,719,455
Tenet Healthcare Corp. (A)	33,302	6,284,420
		13,003,875
Health care technology – 0.8%
Veeva Systems, Inc., Class A (A)	28,968	5,088,519
Life sciences tools and services – 0.7%
Waters Corp. (A)	14,825	4,414,885
Pharmaceuticals – 3.8%
Eli Lilly & Company	26,593	24,459,444
		67,394,030
Industrials – 5.1%
Aerospace and defense – 1.6%
Axon Enterprise, Inc. (A)	11,480	4,875,441
L3Harris Technologies, Inc.	15,121	5,219,013
		10,094,454
Air freight and logistics – 0.9%
C.H. Robinson Worldwide, Inc.	35,730	5,933,681
Machinery – 1.7%
PACCAR, Inc.	53,818	6,215,979
U.S. Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Parker-Hannifin Corp.	5,696	$5,099,287
		11,315,266
Trading companies and distributors – 0.9%
WESCO International, Inc.	20,761	5,680,625
		33,024,026
Information technology – 48.2%
Electronic equipment, instruments and components – 1.9%
Flex, Ltd. (A)	119,947	7,851,731
Jabil, Inc.	18,231	4,842,701
		12,694,432
Semiconductors and semiconductor equipment – 23.4%
Analog Devices, Inc.	15,688	4,990,980
Broadcom, Inc.	119,744	37,061,965
KLA Corp.	7,806	11,493,632
NVIDIA Corp.	531,630	92,716,271
NXP Semiconductors NV	27,902	5,492,788
		151,755,636
Software – 12.4%
Cadence Design Systems, Inc. (A)	25,947	7,209,893
Microsoft Corp.	169,688	62,813,407
Palantir Technologies, Inc., Class A (A)	23,499	3,437,434
Trimble, Inc. (A)	105,212	6,862,979
		80,323,713
Technology hardware, storage and peripherals – 10.5%
Apple, Inc.	257,700	65,401,683
Sandisk Corp. (A)	4,745	3,014,688
		68,416,371
		313,190,152
Materials – 0.7%
Metals and mining – 0.7%
Freeport-McMoRan, Inc.	74,130	4,357,361
Real estate – 2.5%
Health care REITs – 1.6%
Welltower, Inc.	52,304	10,341,024
Retail REITs – 0.9%
Simon Property Group, Inc.	30,987	5,780,005
		16,121,029
Utilities – 0.8%
Electric utilities – 0.8%
NRG Energy, Inc.	34,351	5,020,055
TOTAL COMMON STOCKS (Cost $556,500,895)		$643,358,994
EXCHANGE-TRADED FUNDS – 0.5%
iShares Russell 1000 Growth ETF	7,685	3,276,884
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,230,366)		$3,276,884
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5918% (B)	3,552,491	3,552,491
TOTAL SHORT-TERM INVESTMENTS (Cost $3,552,491)		$3,552,491
Total Investments (U.S. Growth Trust) (Cost $563,283,752) – 100.1%		$650,188,369
Other assets and liabilities, net – (0.1%)		(387,108)
TOTAL NET ASSETS – 100.0%		$649,801,261
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-26.

291

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.4%
U.S. Government Agency – 0.4%
Federal Home Loan Mortgage Corp.
5.815%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.565%), 12/01/2036 (A)	$17,357	$17,827
5.849%, (1 Year CMT + 2.108%), 12/01/2035 (A)	41,519	42,729
6.015%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.515%), 12/01/2035 (A)	7,418	7,594
6.072%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.447%), 06/01/2036 (A)	11,702	12,008
6.165%, (1 Year CMT + 2.165%), 11/01/2036 (A)	20,479	21,006
6.231%, (1 Year CMT + 2.231%), 05/01/2034 (A)	42,909	44,137
6.271%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.579%), 05/01/2037 (A)	33,188	34,099
6.354%, (1 Year CMT + 2.295%), 08/01/2035 (A)	37,672	38,915
6.385%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.538%), 02/01/2036 (A)	21,344	21,903
Federal National Mortgage Association
5.652%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.529%), 02/01/2035 (A)	24,831	25,440
5.763%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.295%), 10/01/2038 (A)	11,090	11,310
5.813%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.484%), 10/01/2035 (A)	41,975	42,998
5.835%, (1 Year CMT + 2.191%), 02/01/2035 (A)	56,755	58,565
5.891%, (1 Year CMT + 2.205%), 05/01/2036 (A)	84,474	87,157
5.965%, (1 Year CMT + 2.157%), 01/01/2036 (A)	14,456	14,909
5.980%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.432%), 04/01/2035 (A)	121,392	124,338
5.989%, (1 Year CMT + 2.161%), 01/01/2036 (A)	49,523	51,000
6.193%, (1 Year CMT + 2.333%), 05/01/2034 (A)	32,880	33,917
6.286%, (1 Year CMT + 2.279%), 07/01/2035 (A)	41,047	42,262
6.306%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.565%), 07/01/2035 (A)	64,942	66,585
		798,699
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $818,577)		$798,699
CORPORATE BONDS – 47.6%
Communication services – 3.0%
AT&T, Inc. 4.100%, 02/15/2028	1,500,000	1,492,628
Meta Platforms, Inc. 4.600%, 05/15/2028	1,500,000	1,516,527
Netflix, Inc.
4.375%, 11/15/2026	930,000	931,390
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Netflix, Inc. (continued)
5.875%, 11/15/2028 (B)	$1,500,000	$1,560,543
Verizon Communications, Inc. 4.125%, 03/16/2027 (B)	1,237,000	1,236,197
		6,737,285
Consumer discretionary – 4.4%
American Honda Finance Corp. 2.300%, 09/09/2026	700,000	693,366
BMW US Capital LLC 2.800%, 04/11/2026 (C)	3,000,000	2,998,349
General Motors Financial Company, Inc. 5.050%, 04/04/2028	2,000,000	2,017,363
Hyundai Capital America 5.250%, 01/08/2027 (C)	2,000,000	2,011,137
Mercedes-Benz Finance North America LLC 5.200%, 08/03/2026 (C)	1,400,000	1,404,473
Royal Caribbean Cruises, Ltd. 7.500%, 10/15/2027	1,000,000	1,042,178
		10,166,866
Consumer staples – 1.5%
Kraft Heinz Foods Company 3.875%, 05/15/2027	1,500,000	1,489,863
Mars, Inc. 4.600%, 03/01/2028 (C)	2,000,000	2,012,053
		3,501,916
Energy – 2.8%
Energy Transfer LP 5.500%, 06/01/2027	1,099,000	1,109,184
Enterprise Products Operating LLC 4.300%, 06/20/2028	2,000,000	2,002,663
MPLX LP 4.000%, 03/15/2028	1,550,000	1,537,508
Phillips 66 Company 3.550%, 10/01/2026	1,131,000	1,127,639
Spectra Energy Partners LP 3.375%, 10/15/2026	680,000	676,592
		6,453,586
Financials – 17.5%
Ares Capital Corp. 2.875%, 06/15/2028 (B)	1,250,000	1,180,264
Athene Global Funding 5.620%, 05/08/2026 (C)	1,800,000	1,801,511
Augusta SpinCo Corp. 4.321%, 09/23/2027	2,000,000	1,997,833
Bank of Montreal 4.062%, (4.062% to 9-22-27, then SOFR Compounded Index + 0.750%), 09/22/2028	2,000,000	1,988,462
Blackstone Private Credit Fund 2.625%, 12/15/2026	1,092,000	1,068,369
Blackstone Secured Lending Fund 2.125%, 02/15/2027	1,108,000	1,075,094
BNP Paribas SA 4.400%, 08/14/2028 (C)	2,000,000	1,991,529
Credit Agricole SA 4.631%, (4.631% to 9-11-27, then Overnight SOFR + 1.210%), 09/11/2028 (C)	2,500,000	2,499,276
Fifth Third Bank NA
4.967%, (4.967% to 1-28-27, then Overnight SOFR + 0.810%), 01/28/2028	2,000,000	2,007,298
7.875%, 09/15/2026	1,500,000	1,519,050

292

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
ING Groep NV 3.950%, 03/29/2027	$904,000	$901,297
JPMorgan Chase & Co. 4.851%, (4.851% to 7-25-27, then Overnight SOFR + 1.990%), 07/25/2028	2,845,000	2,859,002
KeyCorp 2.250%, 04/06/2027	1,500,000	1,467,583
Morgan Stanley 3.950%, 04/23/2027	922,000	916,535
PNC Bank NA 3.100%, 10/25/2027	2,000,000	1,966,741
Sammons Financial Group Global Funding 5.050%, 01/10/2028 (C)	1,000,000	1,008,733
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,982,933
Sixth Street Specialty Lending, Inc. 2.500%, 08/01/2026 (B)	583,000	576,954
Societe Generale SA 5.250%, 02/19/2027 (C)	1,000,000	1,006,212
The Goldman Sachs Group, Inc. 4.937%, (4.937% to 4-23-27, then Overnight SOFR + 1.319%), 04/23/2028	2,000,000	2,009,771
The Toronto-Dominion Bank 1.200%, 06/03/2026	2,000,000	1,990,656
Truist Bank
3.300%, 05/15/2026	700,000	698,911
4.671%, (4.671% to 5-20-26, then Overnight SOFR + 0.590%), 05/20/2027	1,000,000	1,000,014
UBS Group AG
4.125%, 04/15/2026 (C)	700,000	699,982
4.282%, 01/09/2028 (C)	997,000	993,391
Wells Fargo & Company
3.000%, 10/23/2026	931,000	924,602
4.100%, 06/03/2026	903,000	902,857
		40,034,860
Health care – 6.0%
AbbVie, Inc. 3.200%, 05/14/2026	3,000,000	2,996,936
Amgen, Inc. 2.600%, 08/19/2026	1,045,000	1,038,846
Astrazeneca Finance LLC 1.200%, 05/28/2026	2,000,000	1,990,836
CVS Health Corp. 4.300%, 03/25/2028	2,000,000	1,992,911
Pfizer Investment Enterprises Pte, Ltd. 4.450%, 05/19/2028	2,500,000	2,514,838
Royalty Pharma PLC 1.750%, 09/02/2027 (B)	1,180,000	1,137,551
Solventum Corp. 5.450%, 02/25/2027	1,141,000	1,149,687
UnitedHealth Group, Inc. 4.400%, 06/15/2028	1,000,000	1,003,248
		13,824,853
Industrials – 2.9%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	655,000	662,132
6.450%, 04/15/2027	1,941,000	1,977,537
CSX Corp. 2.600%, 11/01/2026	2,000,000	1,981,976
The Boeing Company
3.250%, 02/01/2028	800,000	784,199
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company (continued)
5.040%, 05/01/2027	$1,152,000	$1,158,485
		6,564,329
Information technology – 1.9%
Broadcom, Inc. 3.459%, 09/15/2026	896,000	893,975
Dell International LLC 6.100%, 07/15/2027	772,000	786,443
Marvell Technology, Inc. 1.650%, 04/15/2026	694,000	693,225
Oracle Corp. 4.800%, 08/03/2028	1,000,000	1,000,425
Salesforce, Inc. 4.500%, 03/15/2028	1,000,000	1,000,258
		4,374,326
Materials – 0.7%
Glencore Funding LLC 4.000%, 03/27/2027 (C)	1,500,000	1,493,399
Real estate – 2.0%
American Tower Corp. 3.375%, 10/15/2026	901,000	895,735
Realty Income Corp.
3.650%, 01/15/2028	1,600,000	1,581,194
4.875%, 06/01/2026	700,000	700,118
VICI Properties LP
4.500%, 09/01/2026 (C)	1,138,000	1,136,670
4.750%, 02/15/2028	350,000	350,316
		4,664,033
Utilities – 4.9%
American Electric Power Company, Inc. 5.750%, 11/01/2027	2,000,000	2,037,003
Duke Energy Corp. 4.850%, 01/05/2027	895,000	898,973
Enel Finance International NV 3.625%, 05/25/2027 (C)	1,000,000	991,248
NextEra Energy Capital Holdings, Inc. 4.685%, 09/01/2027	2,000,000	2,009,649
Pacific Gas & Electric Company 2.100%, 08/01/2027	1,000,000	969,165
Sempra 5.400%, 08/01/2026	897,000	898,431
Sierra Pacific Power Company 2.600%, 05/01/2026	1,719,000	1,716,897
The Southern Company
3.250%, 07/01/2026	684,000	682,698
4.850%, 06/15/2028	950,000	959,058
		11,163,122
TOTAL CORPORATE BONDS (Cost $109,047,696)		$108,978,575
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Commercial and residential – 0.1%
Towd Point Mortgage Trust Series 2016-4, Class M1 3.250%, 07/25/2056 (C)(D)	100,533	100,006
U.S. Government Agency – 0.1%
Federal National Mortgage Association Series 2013-10, Class FT (30 day Average SOFR + 0.464%) 4.126%, 04/25/2042 (A)	292,327	289,473
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $392,063)		$389,479

293

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES – 20.5%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2 5.681%, 05/17/2032 (C)	$799,150	$810,725
Series 2024-B, Class A2 4.970%, 09/15/2032 (C)	127,559	128,398
Amur Equipment Finance Receivables XIII LLC Series 2024-1A, Class A2 5.380%, 01/21/2031 (C)	572,815	577,233
ARI Fleet Lease Trust
Series 2024-A, Class A2 5.300%, 11/15/2032 (C)	311,991	313,457
Series 2024-A, Class A3 5.000%, 11/15/2032 (C)	333,000	336,087
Series 2025-B, Class A2 4.590%, 03/15/2034 (C)	692,577	694,370
AutoNation Finance Trust Series 2025-1A, Class A3 4.620%, 11/13/2029 (C)	504,000	506,234
BMW Vehicle Lease Trust Series 2025-1, Class A2A 4.430%, 09/27/2027	467,227	467,816
BMW Vehicle Owner Trust Series 2023-A, Class A4 5.250%, 11/26/2029	600,000	606,065
Capital One Multi-Asset Execution Trust Series 2023-A1, Class A 4.420%, 05/15/2028	2,000,000	2,000,764
Capital One Prime Auto Receivables Trust Series 2024-1, Class A3 4.620%, 07/16/2029	504,000	506,604
CarMax Auto Owner Trust
Series 2023-1, Class A3 4.750%, 10/15/2027	145,992	146,135
Series 2023-2, Class A4 5.010%, 11/15/2028	1,070,000	1,078,739
Series 2024-4, Class A3 4.600%, 10/15/2029	432,000	434,267
Series 2025-2, Class A3 4.480%, 03/15/2030	598,000	600,832
Series 2025-4, Class A2A 3.950%, 03/15/2029	385,000	384,557
Carvana Auto Receivables Trust
Series 2021-P4, Class A4 1.640%, 12/10/2027	172,137	171,235
Series 2022-P3, Class A3 4.610%, 11/10/2027	59,850	59,864
Series 2023-P2, Class A4 5.380%, 03/12/2029 (C)	650,000	657,101
Series 2026-P1, Class A2 4.100%, 06/11/2029	511,000	510,349
Chase Auto Owner Trust
Series 2022-AA, Class A4 3.990%, 03/27/2028 (C)	499,049	498,831
Series 2024-1A, Class A3 5.130%, 05/25/2029 (C)	93,724	94,421
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.650%, 05/15/2035 (C)	169,860	170,104
Series 2023-2A, Class A1 6.160%, 10/15/2035 (C)	284,623	286,467
Citizens Auto Receivables Trust
Series 2023-2, Class A4 5.740%, 10/15/2030 (C)	1,165,000	1,180,142
Series 2024-1, Class A3 5.110%, 04/17/2028 (C)	981,454	985,296
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust Series 2022-B, Class A3 3.890%, 11/15/2027	$55,022	$55,006
DLLAA LLC Series 2023-1A, Class A3 5.640%, 02/22/2028 (C)	426,602	430,236
DLLAD LLC
Series 2023-1A, Class A3 4.790%, 01/20/2028 (C)	296,972	297,882
Series 2024-1A, Class A3 5.300%, 07/20/2029 (C)	800,000	812,240
DLLST LLC Series 2024-1A, Class A3 5.050%, 08/20/2027 (C)	92,642	92,921
Enterprise Fleet Financing LLC
Series 2022-3, Class A3 4.290%, 07/20/2029 (C)	125,001	125,022
Series 2022-4, Class A2 5.760%, 10/22/2029 (C)	6,957	6,966
Series 2023-3, Class A2 6.400%, 03/20/2030 (C)	241,973	244,149
Series 2024-1, Class A2 5.230%, 03/20/2030 (C)	455,363	457,592
Series 2024-2, Class A3 5.610%, 04/20/2028 (C)	350,000	353,986
Series 2024-4, Class A2 4.690%, 07/20/2027 (C)	70,602	70,756
Series 2024-4, Class A3 4.560%, 11/20/2028 (C)	600,000	603,343
Series 2025-4, Class A2 4.050%, 08/20/2028 (C)	509,000	508,392
FCCU Auto Receivables Trust Series 2025-1A, Class A2 4.870%, 01/16/2029 (C)	140,559	140,867
Ford Credit Auto Lease Trust Series 2024-B, Class A3 4.990%, 12/15/2027	887,523	890,065
Ford Credit Auto Owner Trust
Series 2022-1, Class A 3.880%, 11/15/2034 (C)	438,000	436,705
Series 2022-C, Class A4 4.590%, 12/15/2027	198,168	198,351
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class A2 (30 day Average SOFR + 1.250%) 4.922%, 05/15/2028 (A)(C)	500,000	500,571
Series 2024-1, Class A1 5.290%, 04/15/2029 (C)	600,000	606,944
GM Financial Automobile Leasing Trust
Series 2025-2, Class A2A 4.550%, 07/20/2027	701,267	702,314
Series 2025-2, Class A3 4.580%, 05/22/2028	600,000	602,847
Series 2025-3, Class A3 4.170%, 08/21/2028	583,000	583,294
GM Financial Consumer Automobile Receivables Trust
Series 2022-2, Class A4 3.250%, 04/17/2028	433,589	433,108
Series 2023-4, Class A4 5.710%, 02/16/2029	160,000	162,939
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 5.340%, 06/15/2028 (C)	500,000	501,432
Series 2024-1A, Class A1 5.130%, 03/15/2029 (C)	600,000	605,246

294

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GMF Floorplan Owner Revolving Trust (continued)
Series 2024-1A, Class A2 (30 day Average SOFR + 0.750%) 4.422%, 03/15/2029 (A)(C)	$508,000	$509,638
GreatAmerica Leasing Receivables Funding LLC
Series 2022-1, Class A4 5.350%, 07/16/2029 (C)	291,520	292,689
Series 2024-1, Class A3 4.980%, 01/18/2028 (C)	630,047	633,309
Harley-Davidson Motorcycle Trust
Series 2022-A, Class A4 3.260%, 01/15/2030	235,680	235,586
Series 2023-A, Class A4 4.970%, 06/17/2030	700,000	704,120
Series 2023-B, Class A3 5.690%, 08/15/2028	667,919	672,749
Series 2024-B, Class A3 4.310%, 07/16/2029	133,417	133,624
Series 2025-A, Class A2A 4.710%, 07/17/2028	410,987	411,807
Honda Auto Receivables Owner Trust Series 2025-4, Class A2A 4.040%, 06/15/2028	600,000	600,323
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3 4.830%, 01/18/2028 (C)	600,000	603,497
Series 2025-B, Class A3 4.530%, 04/17/2028 (C)	650,000	652,531
Hyundai Auto Receivables Trust
Series 2023-C, Class A3 5.540%, 10/16/2028	89,712	90,374
Series 2025-A, Class A3 4.320%, 10/15/2029	625,000	626,461
Series 2025-B, Class A2A 4.450%, 08/15/2028	804,076	805,531
Series 2025-D, Class A2A 4.030%, 11/15/2028	600,000	600,127
Kubota Credit Owner Trust Series 2024-1A, Class A3 5.190%, 07/17/2028 (C)	642,835	647,626
LAD Auto Receivables Trust Series 2023-4A, Class A4 6.240%, 06/15/2028 (C)	435,333	436,774
Mercedes-Benz Auto Lease Trust Series 2025-B, Class A3 3.880%, 04/16/2029	500,000	497,295
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A4 4.310%, 04/16/2029	420,000	420,655
MMAF Equipment Finance LLC Series 2024-A, Class A2 5.200%, 09/13/2027 (C)	152,299	152,553
NextGear Floorplan Master Owner Trust Series 2024-1A, Class A2 5.120%, 03/15/2029 (C)	430,000	433,719
Nissan Auto Lease Trust
Series 2024-B, Class A3 4.920%, 11/15/2027	121,000	121,635
Series 2025-A, Class A3 4.750%, 03/15/2028	650,000	654,387
Nissan Auto Receivables Owner Trust Series 2023-A, Class A3 4.910%, 11/15/2027	78,800	78,950
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nissan Master Owner Receivables Trust Series 2024-B, Class A 5.050%, 02/15/2029 (C)	$432,000	$434,962
Porsche Innovative Lease Owner Trust Series 2024-2A, Class A4 4.260%, 09/20/2030 (C)	508,000	509,003
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2 6.024%, 12/15/2032 (C)	395,659	399,708
Series 2023-B, Class B 5.640%, 12/15/2033 (C)	105,462	106,654
Santander Drive Auto Receivables Trust Series 2022-2, Class C 3.760%, 07/16/2029	296,600	296,358
SBNA Auto Lease Trust
Series 2024-B, Class A3 5.560%, 11/22/2027 (C)	240,129	240,875
Series 2024-B, Class A4 5.550%, 12/20/2028 (C)	1,350,000	1,358,902
Series 2025-A, Class A3 4.830%, 04/20/2028 (C)	110,000	110,342
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A3 4.470%, 07/20/2028 (C)	650,000	652,449
Series 2025-AA, Class A4 4.500%, 03/20/2029 (C)	680,000	683,142
Tesla Auto Lease Trust Series 2023-B, Class B 6.570%, 08/20/2027 (C)	59,092	59,143
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A4 3.110%, 08/16/2027	336,349	335,828
Series 2022-D, Class A4 5.430%, 04/17/2028	575,000	581,133
USB Auto Owner Trust Series 2025-1A, Class A2 4.510%, 06/15/2028 (C)	421,951	422,487
Verdant Receivables, LLC Series 2025-1A, Class A2 4.850%, 03/13/2028 (C)	567,625	569,446
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A1 5.490%, 02/18/2039 (C)	606,404	611,692
Series 2024-2A, Class A1 4.870%, 06/21/2039 (C)	405,322	408,178
Series 2024-3A, Class A1 4.800%, 09/19/2039 (C)	836,859	842,242
Series 2025-1A, Class A1 4.570%, 01/18/2040 (C)	474,250	475,806
Series 2025-1A, Class A2 (1 month CME Term SOFR + 0.670%) 4.987%, 01/18/2040 (A)(C)	548,265	548,614
World Omni Auto Receivables Trust
Series 2022-B, Class A4 3.440%, 03/15/2028	460,126	459,764
Series 2026-A, Class A2A 3.710%, 04/16/2029	600,000	597,708
World Omni Automobile Lease Securitization Trust Series 2024-A, Class A4 5.250%, 09/17/2029	600,000	604,159
TOTAL ASSET-BACKED SECURITIES (Cost $47,042,717)		$46,953,822

295

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 21.1%
U.S. Government – 18.6%
U.S. Treasury Bill
3.341%, 09/03/2026 *	$12,300,000	$12,109,740
3.355%, 02/18/2027 *	4,250,000	4,115,753
3.515%, 07/16/2026 *	21,700,000	21,470,687
3.669%, 05/28/2026 *	5,029,000	5,000,038
		42,696,218
Short-term funds – 2.5%
John Hancock Collateral Trust, 3.6657% (E)(F)	572,186	5,722,833
TOTAL SHORT-TERM INVESTMENTS (Cost $48,443,043)		$48,419,051
Total Investments (Ultra Short Term Bond Trust) (Cost $205,744,096) – 89.8%		$205,539,626
Other assets and liabilities, net – 10.2%		23,297,084
TOTAL NET ASSETS – 100.0%		$228,836,710
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	All or a portion of this security is on loan as of 3-31-26. The value of securities on loan amounted to $1,088,044.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $48,978,066 or 21.4% of the fund's net assets as of 3-31-26.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 3-31-26.
(F)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,110,439.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
296

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom Investors LLC	(Axiom)
Boston Partners Global Investors, Inc.	(Boston Partners)
CQS (US), LLC	(CQS)
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
The following portfolios had the following country composition as a percentage of net assets on 3-31-26:
Equity Income Trust
United States	89.3%
France	2.5%
South Korea	2.0%
Switzerland	1.5%
Canada	1.3%
Germany	1.2%
Ireland	1.1%
Other countries	1.1%
TOTAL	100.0%
Financial Industries Trust
United States	77.9%
United Kingdom	3.7%
Netherlands	3.5%
Puerto Rico	3.4%
Spain	3.2%
Ireland	2.8%
Japan	2.7%
Germany	1.8%
Norway	1.0%
TOTAL	100.0%
Fundamental Large Cap Value Trust
United States	83.8%
United Kingdom	4.0%
France	3.7%
Canada	2.3%
South Korea	1.9%
Taiwan	1.3%
Netherlands	1.0%
Other countries	2.0%
TOTAL	100.0%
Health Sciences Trust
United States	89.4%
United Kingdom	3.6%
Netherlands	3.2%
Denmark	1.7%
Other countries	2.1%
TOTAL	100.0%
High Yield Trust
United States	89.3%
Luxembourg	2.6%
Canada	2.3%
Japan	1.7%
United Kingdom	1.1%
Other countries	3.0%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	67.2%
Japan	7.2%
United Kingdom	4.7%
Switzerland	3.3%
France	3.1%
Germany	2.8%
Australia	2.1%
Netherlands	1.8%
Spain	1.2%
Sweden	1.2%
Other countries	5.4%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	64.8%
Canada	8.3%
Australia	4.5%
United Kingdom	3.3%
New Zealand	2.4%
Philippines	1.7%
Norway	1.6%
Brazil	1.6%
Indonesia	1.3%
Supranational	1.1%
Other countries	9.4%
TOTAL	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 3-31-26:
297

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2026 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust
Information technology	20.6%
Consumer discretionary	18.9%
Financials	16.6%
Communication services	14.3%
Industrials	7.9%
Consumer staples	6.0%
Materials	5.9%
Health care	3.9%
Energy	2.1%
Short-term investments and other	3.8%
TOTAL	100.0%
Disciplined Value International Trust
Financials	21.9%
Industrials	16.8%
Health care	13.3%
Materials	10.1%
Energy	7.4%
Consumer discretionary	7.4%
Communication services	6.4%
Information technology	6.3%
Consumer staples	4.1%
Utilities	1.5%
Short-term investments and other	4.8%
TOTAL	100.0%
Global Equity Trust
Financials	20.0%
Industrials	15.9%
Materials	9.9%
Health care	9.7%
Consumer discretionary	9.2%
Information technology	8.1%
Consumer staples	7.8%
Communication services	6.2%
Energy	5.9%
Utilities	4.2%
Real estate	1.2%
Short-term investments and other	1.9%
TOTAL	100.0%
International Equity Index Trust
Financials	23.7%
Information technology	15.8%
Industrials	14.6%
Consumer discretionary	8.5%
Health care	7.5%
Materials	7.1%
Consumer staples	5.7%
Energy	5.4%
Communication services	4.9%
Utilities	3.4%
Real estate	1.3%
Short-term investments and other	2.1%
TOTAL	100.0%
International Small Company Trust
Industrials	23.9%
Materials	14.3%
Financials	13.1%
Consumer discretionary	11.7%
Information technology	7.0%
Consumer staples	5.9%
Health care	5.7%
Energy	5.7%
Real estate	4.4%
Utilities	3.8%
Communication services	3.3%
Short-term investments and other	1.2%
TOTAL	100.0%

298

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC, the portfolios' valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued based on the settlement price. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of March 31, 2026, by major security category or type:
	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	11,439,302,522	$11,439,302,522	—	—
Short-term investments	154,238,536	154,238,536	—	—
Total investments in securities	$11,593,541,058	$11,593,541,058	—	—
Derivatives:
Liabilities
Futures	$(4,078,396)	$(4,078,396)	—	—

Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$254,599,920	—	$254,599,920	—
Foreign government obligations	908,400	—	908,400	—
Corporate bonds	225,667,412	—	225,667,412	—
Municipal bonds	174,952	—	174,952	—

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust (continued)
Term loans	$1,241,306	—	$1,241,306	—
Collateralized mortgage obligations	34,964,046	—	34,964,046	—
Asset-backed securities	32,543,306	—	32,543,306	—
Common stocks	37,872	—	—	$37,872
Preferred securities	636,531	$636,531	—	—
Short-term investments	3,772,456	3,772,456	—	—
Total investments in securities	$554,546,201	$4,408,987	$550,099,342	$37,872
Derivatives:
Liabilities
Futures	$(47,783)	$(47,783)	—	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,161,402,865	$1,161,402,865	—	—
Total investments in securities	$1,161,402,865	$1,161,402,865	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$197,969,930	$197,969,930	—	—
Total investments in securities	$197,969,930	$197,969,930	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$983,448,950	$983,448,950	—	—
Total investments in securities	$983,448,950	$983,448,950	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$935,438,292	$935,438,292	—	—
Total investments in securities	$935,438,292	$935,438,292	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$371,174,461	$371,174,461	—	—
Total investments in securities	$371,174,461	$371,174,461	—	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$328,404,980	$328,404,980	—	—
Consumer discretionary	339,347,875	339,347,875	—	—
Consumer staples	17,497,709	17,497,709	—	—
Financials	169,032,524	166,148,073	$2,884,451	—
Health care	138,170,754	138,170,754	—	—
Industrials	74,262,933	74,262,933	—	—

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust (continued)
Information technology	$1,007,370,612	$1,007,370,612	—	—
Materials	16,473,745	16,473,745	—	—
Utilities	10,315,495	10,315,495	—	—
Corporate bonds	3,440,360	—	$3,440,360	—
Short-term investments	14,062,820	14,062,820	—	—
Total investments in securities	$2,118,379,807	$2,112,054,996	$6,324,811	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$287,121,483	$282,899,563	$4,221,920	—
U.S. Government and Agency obligations	80,627,908	—	80,627,908	—
Corporate bonds	37,649,738	—	37,649,738	—
Term loans	45,972,204	—	45,972,204	—
Asset-backed securities	522,131	—	522,131	—
Short-term investments	11,209,077	9,377,077	1,832,000	—
Total investments in securities	$463,102,541	$292,276,640	$170,825,901	—
Derivatives:
Liabilities
Written options	$(1,125,478)	—	$(1,125,478)	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$379,769,870	—	$379,769,870	—
Foreign government obligations	11,127,914	—	11,127,914	—
Corporate bonds	210,981,039	—	210,981,039	—
Municipal bonds	1,017,076	—	1,017,076	—
Collateralized mortgage obligations	90,927,396	—	90,927,396	—
Asset-backed securities	46,779,812	—	46,779,812	—
Short-term investments	24,426,251	$24,426,251	—	—
Total investments in securities	$765,029,358	$24,426,251	$740,603,107	—

Disciplined Value Emerging Markets Equity Trust
Investments in securities:
Assets
Common stocks
Australia	$2,046,290	—	$2,046,290	—
Brazil	16,639,886	$16,639,886	—	—
China	76,703,008	15,349,000	61,346,924	$7,084
Colombia	392,227	392,227	—	—
Greece	2,148,580	—	2,148,580	—
Hong Kong	21,145,636	—	21,145,636	—
Hungary	638,327	—	638,327	—
India	7,456,149	224,542	7,226,689	4,918
Indonesia	2,326,106	—	2,323,092	3,014
Ireland	3,834,509	3,834,509	—	—
Japan	265,714	—	265,714	—
Luxembourg	16,093,544	14,655,566	1,437,978	—
Mexico	18,931,889	18,931,889	—	—
Netherlands	1,892,612	1,892,612	—	—
Peru	12,353,619	12,353,619	—	—
Philippines	2,332,985	—	2,331,979	1,006
Russia	—	—	—	—
Saudi Arabia	7,666,052	—	7,666,052	—

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value Emerging Markets Equity Trust (continued)
Singapore	$5,513,478	—	$5,513,478	—
South Africa	12,488,688	—	12,488,688	—
South Korea	19,791,830	$663,713	19,068,190	$59,927
Spain	326,070	326,070	—	—
Switzerland	3,246,318	3,246,318	—	—
Taiwan	28,178,970	1,876,298	26,302,672	—
Turkey	—	—	—	—
United Kingdom	1,637,601	295,488	1,342,113	—
United States	3,026,686	2,305,674	721,012	—
Uruguay	2,106,266	2,106,266	—	—
Preferred securities
Brazil	325,174	325,174	—	—
Colombia	534,778	534,778	—	—
Philippines	2,877	—	2,877	—
South Korea	3,047,152	—	3,047,152	—
Short-term investments	12,593,893	12,593,893	—	—
Total investments in securities	$285,686,914	$108,547,522	$177,063,443	$75,949
Derivatives:
Liabilities
Swap contracts	$(69,049)	—	$(69,049)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Australia	$3,636,639	—	$3,636,639	—
Austria	1,755,095	—	1,755,095	—
Bermuda	8,263,714	$2,621,664	5,642,050	—
Brazil	3,046,134	3,046,134	—	—
Canada	24,549,909	24,549,909	—	—
China	5,219,590	—	5,219,590	—
Denmark	10,905,589	—	10,905,589	—
Finland	3,313,122	—	3,313,122	—
France	35,882,479	—	35,882,479	—
Germany	8,879,978	—	8,879,978	—
Hong Kong	3,933,821	—	3,933,821	—
India	5,685,055	5,685,055	—	—
Ireland	7,567,952	1,758,166	5,809,786	—
Israel	2,125,465	2,125,465	—	—
Italy	13,933,983	—	13,933,983	—
Japan	58,111,841	—	58,111,841	—
Mexico	8,100,632	8,100,632	—	—
Netherlands	28,770,990	—	28,770,990	—
Portugal	4,360,535	—	4,360,535	—
South Korea	27,978,856	2,072,285	25,906,571	—
Spain	2,709,116	—	2,709,116	—
Switzerland	13,427,208	—	13,427,208	—
United Kingdom	56,756,800	6,726,032	50,030,768	—
Preferred securities	2,901,489	2,901,489	—	—
Short-term investments	26,400,231	26,400,231	—	—
Total investments in securities	$368,216,223	$85,987,062	$282,229,161	—

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$54,956,663	$54,956,663	—	—
Consumer discretionary	30,269,531	30,269,531	—	—
Consumer staples	60,273,477	60,273,477	—	—
Energy	92,771,348	75,968,519	$16,802,829	—
Financials	174,430,051	174,430,051	—	—
Health care	107,911,993	106,526,700	1,385,293	—
Industrials	118,952,770	108,904,568	10,048,202	—
Information technology	88,370,133	71,510,981	16,859,152	—
Materials	31,472,709	31,472,709	—	—
Real estate	27,559,579	27,559,579	—	—
Utilities	53,413,114	53,413,114	—	—
Preferred securities	6,074,235	6,074,235	—	—
Short-term investments	18,449,802	18,449,802	—	—
Total investments in securities	$864,905,405	$819,809,929	$45,095,476	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$63,032,442	$51,202,809	$11,829,633	—
Capital markets	27,734,977	25,564,872	2,170,105	—
Consumer finance	4,075,458	4,075,458	—	—
Financial services	7,520,308	7,520,308	—	—
Insurance	17,398,692	13,195,102	4,203,590	—
Short-term investments	1,567,247	1,567,247	—	—
Total investments in securities	$121,329,124	$103,125,796	$18,203,328	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks	$2,257,088,294	$2,257,088,294	—	—
Short-term investments	37,477,273	37,477,273	—	—
Total investments in securities	$2,294,565,567	$2,294,565,567	—	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$68,094,769	$68,094,769	—	—
Consumer discretionary	73,195,278	66,492,237	$6,703,041	—
Consumer staples	59,732,127	44,135,190	15,596,937	—
Energy	77,843,486	77,843,486	—	—
Financials	113,338,012	113,338,012	—	—
Health care	138,366,258	138,366,258	—	—
Industrials	93,798,904	87,121,229	6,677,675	—
Information technology	98,228,069	82,784,032	15,444,037	—
Materials	10,339,312	10,339,312	—	—
Real estate	22,310,407	22,310,407	—	—
Escrow certificates	—	—	—	—

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental Large Cap Value Trust (continued)
Short-term investments	$51,765,878	$51,765,878	—	—
Total investments in securities	$807,012,500	$762,590,810	$44,421,690	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Global Equity Trust
Investments in securities:
Assets
Common stocks
Belgium	$5,860,710	—	$5,860,710	—
Denmark	4,946,085	—	4,946,085	—
France	18,542,096	—	18,542,096	—
Germany	8,842,558	—	8,842,558	—
Hong Kong	4,587,329	—	4,587,329	—
Ireland	24,757,470	$20,424,484	4,332,986	—
Japan	21,409,767	—	21,409,767	—
Netherlands	7,269,635	—	7,269,635	—
Switzerland	13,776,998	6,575,964	7,201,034	—
Taiwan	6,477,467	—	6,477,467	—
United Kingdom	28,318,386	—	28,318,386	—
United States	132,742,888	132,742,888	—	—
Preferred securities	7,319,164	—	7,319,164	—
Escrow certificates	—	—	—	—
Short-term investments	6,405,903	6,405,903	—	—
Total investments in securities	$291,256,456	$166,149,239	$125,107,217	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Health care	$223,425,593	$218,380,622	$5,041,018	$3,953
Preferred securities	314,272	—	314,272	—
Convertible bonds	248,434	—	248,434	—
Warrants	7,883	7,872	11	—
Short-term investments	1,489,237	1,489,237	—	—
Total investments in securities	$225,485,419	$219,877,731	$5,603,735	$3,953

High Yield Trust
Investments in securities:
Assets
Corporate bonds	$169,334,878	—	$169,334,878	—
Term loans	1,614,837	—	1,375,899	$238,938
Common stocks	11,916	—	—	11,916
Preferred securities	660,080	$660,080	—	—
Escrow shares	5,915	—	—	5,915
Escrow certificates	—	—	—	—
Short-term investments	12,906,662	12,906,662	—	—
Total investments in securities	$184,534,288	$13,566,742	$170,710,777	$256,769
Derivatives:
Assets
Swap contracts	$94,223	—	$94,223	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$48,544,784	—	$48,544,784	—
Austria	2,384,047	—	2,384,047	—
Belgium	6,505,015	—	6,505,015	—
Brazil	13,556,047	$13,556,047	—	—
Canada	99,783,920	99,615,618	168,302	—
Chile	2,533,074	614,326	1,918,748	—
China	85,239,215	2,133,430	83,083,141	$22,644
Colombia	280,100	280,100	—	—
Czech Republic	657,593	—	657,593	—
Denmark	12,011,551	—	12,011,551	—
Egypt	271,029	—	271,029	—
Finland	8,684,848	—	8,684,848	—
France	71,942,398	—	71,942,398	—
Germany	63,812,193	—	63,812,193	—
Greece	1,836,307	—	1,836,307	—
Hong Kong	19,972,477	300,872	19,671,605	—
Hungary	1,215,489	—	1,215,489	—
India	46,277,189	3,163,891	43,113,298	—
Indonesia	3,281,826	6,687	3,275,139	—
Ireland	7,809,271	3,435,670	4,373,601	—
Israel	7,935,055	855,123	7,079,932	—
Italy	22,839,210	—	22,839,210	—
Japan	167,608,088	—	167,608,088	—
Luxembourg	2,001,664	—	2,001,664	—
Macau	175,622	—	175,622	—
Malaysia	4,488,093	—	4,488,093	—
Mexico	7,975,511	7,625,825	349,686	—
Netherlands	40,251,499	1,034,271	39,217,228	—
New Zealand	1,559,811	—	1,559,811	—
Norway	5,456,217	—	5,456,217	—
Peru	1,033,299	1,033,299	—	—
Philippines	1,317,325	—	1,317,325	—
Poland	4,289,774	—	4,289,774	—
Portugal	1,489,062	—	1,489,062	—
Russia	—	—	—	—
Saudi Arabia	11,125,225	—	11,125,225	—
Singapore	13,309,557	1,469,205	11,840,352	—
South Africa	11,413,208	—	11,413,208	—
South Korea	57,339,359	91,931	57,247,428	—
Spain	27,179,864	—	27,179,864	—
Sweden	26,191,408	2,705,798	23,485,610	—
Switzerland	72,498,864	—	72,498,864	—
Taiwan	85,338,554	—	85,338,554	—
Thailand	4,134,643	—	4,134,643	—
Turkey	1,716,903	—	1,716,903	—
United Arab Emirates	—	—	—	—
United Kingdom	105,686,002	136,005	105,549,997	—
United States	4,612,928	2,946,104	1,666,824	—
Preferred securities
Brazil	5,036,012	5,036,012	—	—
Chile	39,695	—	39,695	—
Germany	2,005,587	—	2,005,587	—
India	3,531	—	3,531	—
South Korea	2,663,848	—	2,663,848	—
Warrants	3,359	—	3,359	—

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Rights	$13	—	$13	—
Short-term investments	21,933,428	$21,933,428	—	—
Total investments in securities	$1,217,250,591	$167,973,642	$1,049,254,305	$22,644
Derivatives:
Assets
Futures	$360,286	$360,286	—	—
Liabilities
Futures	(152,064)	(152,064)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$6,390,801	$43,564	$6,311,232	$36,005
Austria	1,805,730	—	1,805,730	—
Belgium	1,766,078	2,260	1,763,818	—
Bermuda	319,316	46,315	273,001	—
Cambodia	26,344	—	26,344	—
Canada	15,469,012	15,422,045	45,302	1,665
Denmark	2,757,899	—	2,757,899	—
Finland	2,928,178	—	2,928,178	—
France	5,968,391	—	5,968,391	—
Georgia	163,794	—	163,794	—
Germany	6,910,082	—	6,910,082	—
Greece	38,214	—	38,214	—
Guernsey, Channel Islands	—	—	—	—
Hong Kong	1,984,174	—	1,984,174	—
Ireland	800,347	—	800,347	—
Isle of Man	51,884	—	51,884	—
Israel	1,307,713	19,878	1,287,835	—
Italy	3,994,524	—	3,994,524	—
Japan	25,166,084	—	25,166,084	—
Jersey, Channel Islands	17,940	—	17,940	—
Liechtenstein	93,145	—	93,145	—
Luxembourg	676,503	—	676,503	—
Macau	33,797	—	33,797	—
Malaysia	24,841	—	24,841	—
Mauritius	14,111	—	14,111	—
Mongolia	16,077	—	16,077	—
Netherlands	2,604,515	390,060	2,214,455	—
New Zealand	385,184	—	385,184	—
Norway	922,479	—	922,479	—
Peru	168,585	—	168,585	—
Poland	25,458	—	25,458	—
Portugal	287,799	—	287,799	—
Singapore	1,611,096	—	1,611,096	—
South Africa	242,508	—	242,508	—
Spain	2,575,648	—	2,575,648	—
Sweden	2,783,257	—	2,783,257	—
Switzerland	8,556,427	161,647	8,394,780	—
Taiwan	43,912	—	43,912	—
United Kingdom	10,917,489	—	10,917,489	—
United States	1,078,709	804,307	274,402	—

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Preferred securities
Canada	$140	—	—	$140
Germany	469,991	—	$469,991	—
Rights	1,168	—	1,020	148
Warrants	815	—	815	—
Short-term investments	3,665,068	$3,665,068	—	—
Total investments in securities	$115,065,227	$20,555,144	$94,472,125	$37,958
Derivatives:
Assets
Futures	$10,244	$10,244	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$144,672,490	—	$144,672,490	—
Foreign government obligations	2,500,055	—	2,500,055	—
Corporate bonds	35,420,706	—	35,420,706	—
Convertible bonds	74,009	—	74,009	—
Municipal bonds	265,273	—	265,273	—
Collateralized mortgage obligations	34,015,052	—	34,015,052	—
Asset-backed securities	13,307,877	—	13,307,877	—
Short-term investments	10,092,081	$213,190	9,878,891	—
Total investments in securities	$240,347,543	$213,190	$240,134,353	—
Liabilities
Sale commitments outstanding	$(3,776,214)	—	$(3,776,214)	—
Derivatives:
Assets
Futures	152,844	$152,844	—	—
Forward foreign currency contracts	20,365	—	20,365	—
Swap contracts	1,473,072	—	1,473,072	—
Liabilities
Futures	(86,863)	(86,863)	—	—
Forward foreign currency contracts	(2,110)	—	(2,110)	—
Swap contracts	(30,115)	—	(30,115)	—

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$910,739,564	$910,739,564	—	—
U.S. Government and Agency obligations	46,815,180	—	$46,815,180	—
Short-term investments	68	68	—	—
Total investments in securities	$957,554,812	$910,739,632	$46,815,180	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$132,258,145	$132,258,145	—	—
U.S. Government and Agency obligations	11,951,114	—	$11,951,114	—
Short-term investments	5	5	—	—
Total investments in securities	$144,209,264	$132,258,150	$11,951,114	—

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,787,943,482	$4,787,943,482	—	—
U.S. Government and Agency obligations	155,556,778	—	$155,556,778	—
Short-term investments	129	129	—	—
Total investments in securities	$4,943,500,389	$4,787,943,611	$155,556,778	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$247,134,205	$247,134,205	—	—
U.S. Government and Agency obligations	13,708,631	—	$13,708,631	—
Short-term investments	61	61	—	—
Total investments in securities	$260,842,897	$247,134,266	$13,708,631	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,457,975,970	$3,457,975,970	—	—
U.S. Government and Agency obligations	182,726,816	—	$182,726,816	—
Short-term investments	19,438,040	19,438,040	—	—
Total investments in securities	$3,660,140,826	$3,477,414,010	$182,726,816	—
Derivatives:
Assets
Futures	$288,027	$288,027	—	—
Liabilities
Futures	(3,773,537)	(3,773,537)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$404,198,387	$404,198,387	—	—
U.S. Government and Agency obligations	36,866,301	—	$36,866,301	—
Short-term investments	2,650,050	2,650,050	—	—
Total investments in securities	$443,714,738	$406,848,437	$36,866,301	—
Derivatives:
Assets
Futures	$18,603	$18,603	—	—
Liabilities
Futures	(142,110)	(142,110)	—	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,714,996,315	$4,714,996,315	—	—
U.S. Government and Agency obligations	158,207,278	—	$158,207,278	—
Short-term investments	43,838,114	43,838,114	—	—
Total investments in securities	$4,917,041,707	$4,758,834,429	$158,207,278	—
Derivatives:
Assets

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Growth Portfolio (continued)
Futures	$50,146	$50,146	—	—
Liabilities
Futures	(785,259)	(785,259)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$869,511,860	$869,511,860	—	—
U.S. Government and Agency obligations	49,798,697	—	$49,798,697	—
Short-term investments	3,744,246	3,744,246	—	—
Total investments in securities	$923,054,803	$873,256,106	$49,798,697	—
Derivatives:
Assets
Futures	$77,518	$77,518	—	—
Liabilities
Futures	(627,717)	(627,717)	—	—

Mid Cap Growth Trust
Investments in securities:
Assets
Common stocks	$634,144,980	$634,144,980	—	—
Preferred securities	1,635,887	—	—	$1,635,887
Short-term investments	12,641,967	5,541,967	$7,100,000	—
Total investments in securities	$648,422,834	$639,686,947	$7,100,000	$1,635,887

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,134,014,226	$1,134,014,226	—	—
Short-term investments	35,676,633	35,676,633	—	—
Total investments in securities	$1,169,690,859	$1,169,690,859	—	—
Derivatives:
Assets
Futures	$219,892	$219,892	—	—

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$2,253,619	$2,253,619	—	—
Consumer discretionary	41,495,555	41,495,555	—	—
Consumer staples	21,435,810	21,435,810	—	—
Energy	59,724,706	59,724,706	—	—
Financials	109,879,435	109,879,435	—	—
Health care	41,857,011	41,857,011	—	—
Industrials	125,229,723	125,229,723	—	—
Information technology	88,909,138	88,909,138	—	—
Materials	33,125,953	28,196,661	$4,929,292	—
Real estate	49,601,055	49,601,055	—	—
Utilities	47,885,021	47,885,021	—	—
Convertible bonds	1,773,920	—	1,773,920	—
Corporate bonds	337,760	—	337,760	—

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Trust (continued)
Short-term investments	$26,814,380	$26,814,380	—	—
Total investments in securities	$650,323,086	$643,282,114	$7,040,972	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$52,449,600	—	$52,449,600	—
Foreign government obligations	62,261,758	—	62,261,758	—
Corporate bonds	26,531,564	—	26,531,564	—
Convertible bonds	13,949,900	—	13,949,900	—
Term loans	4,787,827	—	4,787,827	—
Collateralized mortgage obligations	8,133,990	—	8,133,990	—
Asset-backed securities	4,635,659	—	4,635,659	—
Common stocks	26,519	$25,870	649	—
Preferred securities	4,179,881	4,179,881	—	—
Exchange-traded funds	128,092	128,092	—	—
Escrow certificates	18,343	—	17,630	$713
Short-term investments	8,597,650	7,968,591	629,059	—
Total investments in securities	$185,700,783	$12,302,434	$173,397,636	$713
Liabilities
Sale commitments outstanding	$(14,443,031)	—	$(14,443,031)	—
Derivatives:
Assets
Futures	51,854	$51,854	—	—
Forward foreign currency contracts	887,662	—	887,662	—
Swap contracts	1,205,870	—	1,205,870	—
Liabilities
Futures	(205,284)	(205,284)	—	—
Forward foreign currency contracts	(486,090)	—	(486,090)	—
Swap contracts	(973,867)	—	(973,867)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$302,066,896	$302,066,896	—	—
Short-term investments	5,016,650	5,016,650	—	—
Total investments in securities	$307,083,546	$307,083,546	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$136,365,392	$136,365,392	—	—
Industrials	4,946,341	4,946,341	—	—
Information technology	815,558,435	782,904,058	$32,654,377	—
Short-term investments	79,911,111	79,911,111	—	—
Total investments in securities	$1,036,781,279	$1,004,126,902	$32,654,377	—

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$734,237,966	—	$734,237,966	—

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Select Bond Trust (continued)
Foreign government obligations	$2,119,281	—	$2,119,281	—
Corporate bonds	413,673,505	—	413,673,505	—
Municipal bonds	7,738,292	—	7,738,292	—
Collateralized mortgage obligations	75,470,890	—	75,470,890	—
Asset-backed securities	82,821,608	—	82,821,608	—
Short-term investments	93,382,402	$93,382,402	—	—
Total investments in securities	$1,409,443,944	$93,382,402	$1,316,061,542	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$243,982,941	—	$243,982,941	—
Municipal bonds	2,852,001	—	2,852,001	—
Collateralized mortgage obligations	758,913	—	758,913	—
Short-term investments	6,920,855	$6,920,855	—	—
Total investments in securities	$254,514,710	$6,920,855	$247,593,855	—
Derivatives:
Liabilities
Futures	$(23,932)	$(23,932)	—	—

Small Cap Core Trust
Investments in securities:
Assets
Common stocks	$283,157,635	$283,157,635	—	—
Short-term investments	5,174,946	5,174,946	—	—
Total investments in securities	$288,332,581	$288,332,581	—	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$13,689,290	$13,689,290	—	—
Consumer discretionary	44,598,217	44,575,534	$22,683	—
Consumer staples	9,635,937	9,635,937	—	—
Energy	35,728,063	35,728,063	—	—
Financials	90,947,022	90,947,022	—	—
Health care	94,329,323	94,218,652	1,917	$108,754
Industrials	96,866,973	96,866,973	—	—
Information technology	74,990,981	74,734,505	256,476	—
Materials	26,031,283	26,018,165	—	13,118
Real estate	28,346,905	28,346,905	—	—
Utilities	16,279,462	16,279,462	—	—
Rights	1,874	1,874	—	—
Warrants	1,879	1,879	—	—
Short-term investments	27,396,621	27,396,621	—	—
Total investments in securities	$558,843,830	$558,440,882	$281,076	$121,872
Derivatives:
Assets
Futures	$36,661	$36,661	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$3,140,269	$3,140,269	—	—
Consumer discretionary	24,917,416	24,917,416	—	—
Consumer staples	12,330,808	12,322,746	—	$8,062
Energy	22,525,120	22,525,120	—	—
Financials	52,863,433	52,863,433	—	—
Health care	11,988,872	11,987,600	$391	881
Industrials	29,523,966	29,523,966	—	—
Information technology	12,710,379	12,710,379	—	—
Materials	12,670,274	12,659,566	—	10,708
Real estate	1,530,590	1,530,590	—	—
Utilities	910,344	910,344	—	—
Warrants	834	834	—	—
Short-term investments	3,413,247	3,413,247	—	—
Total investments in securities	$188,525,552	$188,505,510	$391	$19,651
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$2,538,155	$2,538,155	—	—
Consumer discretionary	20,075,924	20,075,924	—	—
Consumer staples	4,269,308	4,269,308	—	—
Energy	8,409,363	8,409,363	—	—
Financials	19,793,560	19,793,560	—	—
Health care	70,683,943	70,667,432	—	$16,511
Industrials	64,581,021	64,581,021	—	—
Information technology	38,566,417	38,300,107	$266,310	—
Materials	6,148,472	6,148,472	—	—
Real estate	9,288,977	9,288,977	—	—
Short-term investments	4,890,888	1,790,888	3,100,000	—
Total investments in securities	$249,246,028	$245,863,207	$3,366,310	$16,511

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$127,068,804	$127,068,804	—	—
Short-term investments	3,350,580	3,350,580	—	—
Total investments in securities	$130,419,384	$130,419,384	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$344,526,035	$280,369,719	$64,156,316	—
Consumer discretionary	448,643,460	312,757,809	135,885,651	—
Consumer staples	272,609,450	156,706,418	115,903,032	—
Energy	206,857,314	136,129,512	70,727,802	—
Financials	817,886,718	412,462,280	405,424,438	—
Health care	495,813,005	314,277,624	181,405,779	$129,602
Industrials	681,239,222	361,458,827	319,780,395	—

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Trust (continued)
Information technology	$1,062,497,935	$923,545,286	$138,952,649	—
Materials	184,038,440	84,508,908	99,519,284	$10,248
Real estate	114,788,677	85,036,536	29,752,141	—
Utilities	151,985,170	83,763,913	68,221,257	—
Preferred securities	4,519,443	—	4,519,443	—
Rights	2,000	1,025	975	—
Warrants	1,070	1,070	—	—
Short-term investments	184,743,480	184,743,480	—	—
Total investments in securities	$4,970,151,419	$3,335,762,407	$1,634,249,162	$139,850
Derivatives:
Assets
Futures	$4,825,079	$4,825,079	—	—
Liabilities
Futures	(1,871,089)	(1,871,089)	—	—
Forward foreign currency contracts	(34,431)	—	$(34,431)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$23,812,234	—	$23,812,234	—
Foreign government obligations	49,333,247	—	49,333,247	—
Corporate bonds	118,938,404	—	118,938,404	—
Convertible bonds	5,184,360	—	5,184,360	—
Term loans	25,960,103	—	25,960,103	—
Collateralized mortgage obligations	14,715,310	—	14,715,310	—
Asset-backed securities	5,583,802	—	5,583,802	—
Preferred securities	14,377,192	$14,377,192	—	—
Short-term investments	6,808,775	6,808,775	—	—
Total investments in securities	$264,713,427	$21,185,967	$243,527,460	—
Derivatives:
Assets
Futures	$156,886	$156,886	—	—
Forward foreign currency contracts	957,285	—	$957,285	—
Liabilities
Futures	(45,305)	(45,305)	—	—
Forward foreign currency contracts	(353,847)	—	(353,847)	—
Written options	(95,564)	—	(95,564)	—

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$779,207,478	—	$779,207,478	—
Foreign government obligations	7,917,468	—	7,917,468	—
Corporate bonds	264,919,331	—	264,919,331	—
Municipal bonds	3,317,874	—	3,317,874	—
Collateralized mortgage obligations	14,446,821	—	14,446,821	—
Asset-backed securities	4,441,820	—	4,441,820	—
Short-term investments	6,966,733	$6,966,733	—	—
Total investments in securities	$1,081,217,525	$6,966,733	$1,074,250,792	—

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$103,172,799	$103,172,799	—	—
Consumer discretionary	108,031,064	108,026,468	$4,567	$29
Consumer staples	59,202,766	59,202,766	—	—
Energy	44,290,086	44,290,086	—	—
Financials	140,573,889	140,569,061	4,828	—
Health care	104,597,278	104,559,534	191	37,553
Industrials	106,817,368	106,817,368	—	—
Information technology	314,840,316	314,840,316	—	—
Materials	27,390,467	27,390,272	—	195
Real estate	23,743,141	23,742,307	—	834
Utilities	24,760,048	24,760,048	—	—
Preferred securities
Consumer discretionary	658	658	—	—
Financials	220	—	—	220
Rights	91	91	—	—
Warrants	3,374	3,374	—	—
Short-term investments	18,683,836	18,683,836	—	—
Total investments in securities	$1,076,107,401	$1,076,058,984	$9,586	$38,831
Derivatives:
Assets
Futures	$10,764	$10,764	—	—
Liabilities
Futures	(343,295)	(343,295)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

U.S. Growth Trust
Investments in securities:
Assets
Common stocks	$643,358,994	$643,358,994	—	—
Exchange-traded funds	3,276,884	3,276,884	—	—
Short-term investments	3,552,491	3,552,491	—	—
Total investments in securities	$650,188,369	$650,188,369	—	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$798,699	—	$798,699	—
Corporate bonds	108,978,575	—	108,978,575	—
Collateralized mortgage obligations	389,479	—	389,479	—
Asset-backed securities	46,953,822	—	46,953,822	—
Short-term investments	48,419,051	$5,722,833	42,696,218	—
Total investments in securities	$205,539,626	$5,722,833	$199,816,793	—
Investment in affiliated underlying funds. Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust	15,421,232	$242,620,997	$116,147,390	$(204,485,124)	$(10,287)	$(34,440)	$1,758,517	—	$154,238,536
Active Bond Trust
John Hancock Collateral Trust	377,181	$1,330,316	$40,580,897	$(38,138,198)	$(842)	$283	$34,866	—	$3,772,456
Blue Chip Growth Trust
John Hancock Collateral Trust	—	—	$6,003,625	$(6,003,620)	$(5)	—	—	—	—
Capital Appreciation Value Trust
John Hancock Collateral Trust	242,676	$3,180,226	$21,884,154	$(22,636,555)	$(865)	$209	$3,251	—	$2,427,169
Core Bond Trust
John Hancock Collateral Trust	209,850	$2,019,734	$8,159,061	$(8,079,428)	$(455)	$(51)	$3,564	—	$2,098,861
Disciplined Value Emerging Markets Equity Trust
John Hancock Collateral Trust	784,001	—	$15,923,029	$(8,081,465)	$(523)	$(166)	$8,988	—	$7,840,875
Disciplined Value International Trust
John Hancock Collateral Trust	1,107,428	$4,834,268	$22,879,346	$(16,635,047)	$(1,093)	$(1,978)	$8,434	—	$11,075,496
Equity Income Trust
John Hancock Collateral Trust	813,079	$15,138,999	$25,651,917	$(32,657,768)	$(1,229)	$255	$9,039	—	$8,132,174
Financial Industries Trust
John Hancock Collateral Trust	156,698	$3,646,260	$22,337,525	$(24,416,089)	$(578)	$129	$16,464	—	$1,567,247
Fundamental All Cap Core Trust
John Hancock Collateral Trust	3,747,090	$34,359,483	$81,724,157	$(78,599,806)	$(9,413)	$2,852	$211,139	—	$37,477,273
Fundamental Large Cap Value Trust
John Hancock Collateral Trust	5,175,708	$31,531,614	$61,620,805	$(41,377,072)	$(4,970)	$(4,499)	$283,475	—	$51,765,878
High Yield Trust
John Hancock Collateral Trust	1,290,423	$9,017,225	$27,240,150	$(23,348,364)	$(2,331)	$(259)	$49,172	—	$12,906,421
International Equity Index Trust
John Hancock Collateral Trust	960,873	$2,621,629	$9,903,985	$(2,914,860)	$(346)	$(620)	$24,473	—	$9,609,788
International Small Company Trust
John Hancock Collateral Trust	366,466	$2,371,341	$4,516,138	$(3,221,715)	$(269)	$(427)	$11,248	—	$3,665,068
Investment Quality Bond Trust
John Hancock Collateral Trust	21,315	$442,798	$1,820,199	$(2,049,741)	$(96)	$30	$1,305	—	$213,190
Lifestyle Balanced Portfolio
Blue Chip Growth	592,637	—	$18,049,209	—	—	$115,120	—	—	$18,164,329
Bond	1,618,301	—	21,815,686	—	—	79,929	$19,100	—	21,895,615
Capital Appreciation Value	1,414,805	—	11,752,010	—	—	61,609	—	—	11,813,619
Core Bond	1,213,052	—	13,622,822	—	—	60,404	—	—	13,683,226
Core Bond ETF	7,135,856	—	187,122,419	$(3,100,861)	$(75,360)	(3,385,493)	390,130	—	180,560,705
Disciplined Value International Select ETF	756	—	28,753	—	—	(1,441)	—	—	27,312
Disciplined Value Select ETF	1,433	—	41,558	(165)	(8)	(2,417)	—	—	38,968
Diversified Real Assets	543,951	—	7,254,327	—	—	214,114	—	—	7,468,441

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	2,180,867	—	$17,426,112	—	—	$(88,217)	$19,083	—	$17,337,895
Emerging Markets Equity	907,251	—	10,077,711	—	—	1,847	—	—	10,079,558
Fundamental Large Cap Core	366,805	—	23,967,518	—	—	(11,474)	—	—	23,956,044
Global Equity	627,481	—	7,834,673	—	—	134,340	—	—	7,969,013
Global Senior Loan ETF	1,362,156	—	33,467,048	—	—	(284,928)	40,444	—	33,182,120
High Yield	5,083,516	—	15,250,664	—	—	(117)	19,738	—	15,250,547
International Dynamic Growth	795,003	—	12,531,850	—	—	204,098	—	—	12,735,948
John Hancock Collateral Trust	7	$230	14,177	$(14,338)	$(1)	—	115	—	68
Mid Cap Growth	400,992	—	4,618,479	—	—	16,986	—	—	4,635,465
Mid Value	490,876	—	4,618,479	—	—	64,476	—	—	4,682,955
Multi-Asset High Income	807,739	—	8,222,946	—	—	(16,315)	19,976	—	8,206,631
Multifactor Emerging Markets ETF	209,042	—	7,170,129	(816)	(36)	(7,916)	—	—	7,161,361
Multifactor Mid Cap ETF	240	—	16,477	—	—	(368)	—	—	16,109
Multifactor Small Cap ETF	172	—	7,661	—	—	(284)	—	—	7,377
Select Bond	10,328,678	498,591,992	786,148	(379,376,701)	(49,927,116)	52,527,090	—	—	122,601,413
Short Duration Bond	1,628,468	—	15,203,243	—	—	(42,209)	20,274	—	15,161,034
Small Cap Dynamic Growth	217,888	—	3,355,072	—	—	30,911	—	—	3,385,983
Strategic Equity Allocation	19,679,737	500,230,055	2,309,379	(130,304,393)	295,028	(10,029,310)	—	—	362,500,759
Strategic Income Opportunities	805,602	—	8,209,451	—	—	7,686	6,537	—	8,217,137
					$(49,707,493)	$39,648,121	$535,397	—	$910,739,632
Lifestyle Conservative Portfolio
Blue Chip Growth	29,745	—	$905,916	—	—	$5,777	—	—	$911,693
Bond	527,646	—	7,112,998	—	—	26,058	$6,252	—	7,139,056
Capital Appreciation Value	140,002	—	1,162,922	—	—	6,096	—	—	1,169,018
Core Bond	287,647	—	3,230,339	—	—	14,323	—	—	3,244,662
Core Bond ETF	1,539,279	—	40,026,521	$(339,742)	$(7,654)	(730,287)	84,197	—	38,948,838
Disciplined Value International Select ETF	53	—	2,016	—	—	(101)	—	—	1,915
Disciplined Value Select ETF	72	—	2,079	—	—	(121)	—	—	1,958
Emerging Markets Debt	505,897	—	4,042,349	—	—	(20,465)	4,425	—	4,021,884
Emerging Markets Equity	52,055	—	578,231	—	—	105	—	—	578,336
Fundamental Large Cap Core	14,732	—	962,641	—	—	(462)	—	—	962,179
Global Equity	62,092	—	775,281	—	—	13,293	—	—	788,574
Global Senior Loan ETF	338,840	—	8,324,947	(463)	(8)	(70,334)	10,060	—	8,254,142

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield	1,239,915	—	$3,719,774	—	—	$(29)	$4,814	—	$3,719,745
International Dynamic Growth	55,751	—	878,816	—	—	14,311	—	—	893,127
John Hancock Collateral Trust	1	$8	176,916	$(176,923)	$4	—	54	—	5
Multi-Asset High Income	159,044	—	1,619,103	—	—	(3,213)	3,933	—	1,615,890
Multifactor Emerging Markets ETF	7,774	—	266,617	—	—	(295)	—	—	266,322
Multifactor Mid Cap ETF	30	—	2,060	—	—	(46)	—	—	2,014
Multifactor Small Cap ETF	21	—	935	—	—	(34)	—	—	901
Select Bond	2,558,746	119,694,387	1,188,753	(91,064,929)	(14,351,591)	14,905,697	—	—	30,372,317
Short Duration Bond	492,278	—	4,595,702	—	—	(12,594)	6,047	—	4,583,108
Small Cap Dynamic Growth	26,853	—	413,481	—	—	3,809	—	—	417,290
Strategic Equity Allocation	1,234,920	29,678,028	1,454,986	(7,810,282)	1,518,352	(2,093,867)	—	—	22,747,217
Strategic Income Opportunities	158,623	—	1,616,446	—	—	1,513	1,276	—	1,617,959
					$(12,840,897)	$12,059,134	$121,058	—	$132,258,150
Lifestyle Growth Portfolio
Blue Chip Growth	4,215,807	—	$128,395,290	—	—	$819,202	—	—	$129,214,492
Bond	6,225,376	—	83,921,830	—	—	307,504	$73,738	—	84,229,334
Capital Appreciation Value	7,200,609	—	59,811,470	—	—	313,619	—	—	60,125,089
Core Bond ETF	19,721,032	—	508,357,253	—	—	(9,350,064)	1,073,021	—	499,007,189
Disciplined Value International Select ETF	6,064	—	230,631	—	—	(11,557)	—	—	219,074
Disciplined Value Select ETF	10,149	—	293,103	—	—	(17,118)	—	—	275,985
Diversified Real Assets	4,484,837	—	59,811,470	—	—	1,765,337	—	—	61,576,807
Emerging Markets Debt	7,142,748	—	57,073,740	—	—	(288,895)	62,465	—	56,784,845
Emerging Markets Equity	7,789,312	—	86,523,273	—	—	15,986	—	—	86,539,259
Fundamental Large Cap Core	2,440,992	—	159,497,254	—	—	(76,063)	—	—	159,421,191
Global Equity	3,193,550	—	39,874,314	—	—	683,769	—	—	40,558,083
Global Senior Loan ETF	4,161,445	—	102,243,555	—	—	(870,755)	123,558	—	101,372,800
High Yield	15,622,442	—	46,867,685	—	—	(358)	60,659	—	46,867,327
International Dynamic Growth	6,431,446	—	101,380,442	—	—	1,651,330	—	—	103,031,772
John Hancock Collateral Trust	13	$8	153,394	$(153,266)	$(6)	(1)	68	—	129
Mid Cap Growth	4,448,702	—	51,238,493	—	—	188,507	—	—	51,427,000
Mid Value	5,445,895	—	51,238,493	—	—	715,345	—	—	51,953,838
Multi-Asset High Income	3,424,521	—	34,862,287	—	—	(69,157)	84,690	—	34,793,130

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	1,696,023	—	$58,173,917	$(7,075)	$(309)	$(64,177)	—	—	$58,102,356
Multifactor Mid Cap ETF	1,479	—	101,542	—	—	(2,272)	—	—	99,270
Multifactor Small Cap ETF	1,181	—	52,603	—	—	(1,950)	—	—	50,653
Select Bond	31,934,882	$1,528,179,754	—	(1,156,091,689)	(185,499,379)	192,478,363	—	—	379,067,049
Short Duration Bond	9,545,880	—	89,123,028	—	—	(250,886)	$120,458	—	88,872,142
Small Cap Dynamic Growth	1,501,944	—	23,127,102	—	—	213,108	—	—	23,340,210
Strategic Equity Allocation	143,114,925	3,655,319,496	5,661,914	(953,356,266)	(15,266,012)	(56,182,215)	—	—	2,636,176,917
Strategic Income Opportunities	3,415,458	—	34,805,072	—	—	32,598	27,475	—	34,837,670
					$(200,765,706)	$131,999,200	$1,626,132	—	$4,787,943,611
Lifestyle Moderate Portfolio
Blue Chip Growth	98,788	—	$3,008,670	—	—	$19,190	—	—	$3,027,860
Bond	546,197	—	7,363,065	—	—	26,976	$6,447	—	7,390,041
Capital Appreciation Value	425,111	—	3,531,165	—	—	18,512	—	—	3,549,677
Core Bond	419,246	—	4,708,220	—	—	20,877	—	—	4,729,097
Core Bond ETF	2,364,688	—	62,040,121	$(1,057,702)	$(26,121)	(1,121,888)	129,705	—	59,834,410
Disciplined Value International Select ETF	186	—	7,074	—	—	(354)	—	—	6,720
Disciplined Value Select ETF	240	—	6,931	—	—	(405)	—	—	6,526
Diversified Real Assets	132,389	—	1,765,583	—	—	52,111	—	—	1,817,694
Emerging Markets Debt	700,478	—	5,597,138	—	—	(28,334)	6,129	—	5,568,804
Emerging Markets Equity	213,382	—	2,370,236	—	—	434	—	—	2,370,670
Fundamental Large Cap Core	72,056	—	4,708,220	—	—	(2,254)	—	—	4,705,966
Global Equity	188,541	—	2,354,110	—	—	40,365	—	—	2,394,475
Global Senior Loan ETF	449,597	—	11,046,077	(49)	(1)	(93,844)	13,349	—	10,952,183
High Yield	1,669,668	—	5,009,043	—	—	(39)	6,483	—	5,009,004
International Dynamic Growth	195,676	—	3,084,488	—	—	50,234	—	—	3,134,722
John Hancock Collateral Trust	6	$8	67,681	(67,630)	2	—	9	—	61
Mid Cap Growth	102,196	—	1,177,055	—	—	4,329	—	—	1,181,384
Mid Value	125,103	—	1,177,055	—	—	16,432	—	—	1,193,487
Multi-Asset High Income	231,807	—	2,359,843	—	—	(4,682)	5,733	—	2,355,161
Multifactor Emerging Markets ETF	31,865	—	1,092,910	(68)	(3)	(1,208)	—	—	1,091,631
Multifactor Mid Cap ETF	29	—	1,991	—	—	(45)	—	—	1,946
Multifactor Small Cap ETF	44	—	1,960	—	—	(73)	—	—	1,887

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Select Bond	3,335,507	$162,387,063	$286,147	$(123,943,769)	$(17,894,367)	$18,757,399	—	—	$39,592,473
Short Duration Bond	663,923	—	6,198,187	—	—	(17,064)	$8,195	—	6,181,123
Small Cap Dynamic Growth	55,802	—	859,253	—	—	7,916	—	—	867,169
Strategic Equity Allocation	4,224,317	107,854,441	1,015,899	(28,914,255)	(3,310,803)	1,166,637	—	—	77,811,919
Strategic Income Opportunities	231,194	—	2,355,970	—	—	2,206	1,879	—	2,358,176
					$(21,231,293)	$18,913,428	$177,929	—	$247,134,266
Managed Volatility Balanced Portfolio
Blue Chip Growth	4,241,845	$127,684,291	$17,216,157	—	—	$(14,887,889)	—	—	$130,012,559
Bond	25,479,324	483,961,089	5,421,788	$(137,913,437)	$(16,755,679)	10,021,498	$5,293,728	—	344,735,259
Capital Appreciation Value	7,011,240	—	59,044,291	—	—	(500,435)	—	—	58,543,856
Core Bond	12,672,358	168,222,902	373,483	(25,595,999)	(4,816,063)	4,759,874	—	—	142,944,197
Core Bond ETF	25,999,884	—	688,446,581	(17,857,061)	(371,426)	(12,335,229)	1,422,859	—	657,882,865
Disciplined Value	—	179,737,958	—	(192,373,216)	21,589,390	(8,954,132)	—	—	—
Disciplined Value International Select ETF	2,935	—	111,624	—	—	(5,591)	—	—	106,033
Disciplined Value Select ETF	5,634,311	—	163,949,443	(546)	(2)	(10,733,386)	—	—	153,215,509
Diversified Real Assets	2,113,015	—	28,179,953	—	—	831,742	—	—	29,011,695
Emerging Markets Debt	8,471,736	—	67,692,980	—	—	(342,680)	74,098	—	67,350,300
Emerging Markets Equity	8,065,393	107,017,079	777,871	(18,470,188)	3,351,682	(3,069,931)	—	—	89,606,513
Fundamental Large Cap Core	3,410,559	267,528,943	5,209,037	(28,286,010)	8,992,149	(30,700,486)	—	—	222,743,633
Global Equity	2,437,497	—	30,434,350	—	—	521,856	—	—	30,956,206
Global Senior Loan ETF	5,268,244	—	129,437,197	(619)	(2)	(1,102,152)	156,419	—	128,334,424
High Yield	19,747,533	—	59,243,054	—	—	(456)	76,677	—	59,242,598
International Dynamic Growth	3,088,247	—	48,680,870	—	—	792,842	—	—	49,473,712
John Hancock Collateral Trust	1,943,474	35,759,035	44,947,768	(61,259,787)	(5,957)	(3,019)	326,125	—	19,438,040
Mid Cap Growth	2,871,640	34,885,610	—	(292,171)	11,556	(1,408,839)	—	—	33,196,156
Mid Value	4,959,497	49,461,158	83,027	(4,111,835)	1,436,530	444,725	—	—	47,313,605
Multi-Asset High Income	3,137,721	—	31,942,624	—	—	(63,378)	77,600	—	31,879,246
Multifactor Developed International ETF	1,861,884	91,471,943	—	(15,050,029)	6,134,769	(3,668,099)	—	—	78,888,584
Multifactor Emerging Markets ETF	1,520,981	49,170,892	6,963,196	(6,271,452)	2,024,830	218,301	—	—	52,105,767
Multifactor Mid Cap ETF	894,432	62,165,402	2,940	(3,835,072)	1,947,781	(246,775)	—	—	60,034,276
Multifactor Small Cap ETF	1,233,898	55,098,396	31,653	(3,545,492)	1,619,630	(282,302)	—	—	52,921,885
Select Bond	10,266,757	1,235,114,364	2,382,951	(1,127,563,861)	(125,523,017)	137,455,973	—	—	121,866,410

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	6,285,653	—	$58,684,168	—	—	$(164,741)	$79,097	—	$58,519,427
Small Cap Dynamic Growth	2,635,445	$55,156,622	870,650	$(15,370,341)	$1,192,989	(895,111)	—	—	40,954,809
Strategic Equity Allocation	37,145,298	842,499,058	—	(142,775,742)	5,177,478	(20,684,407)	—	—	684,216,387
Strategic Income Opportunities	3,129,418	—	31,890,202	—	—	29,857	25,178	—	31,920,059
					$(93,993,362)	$45,027,630	$7,531,781	—	$3,477,414,010
Managed Volatility Conservative Portfolio
Blue Chip Growth	210,342	$7,306,780	$356,293	$(361,322)	$130,992	$(985,750)	—	—	$6,446,993
Bond	5,357,517	94,821,383	1,028,584	(22,087,864)	(2,642,299)	1,367,405	$1,028,584	—	72,487,209
Capital Appreciation Value	735,255	—	6,275,401	—	—	(136,025)	—	—	6,139,376
Core Bond	2,428,956	32,871,213	—	(5,462,499)	(938,077)	927,992	—	—	27,398,629
Core Bond ETF	4,605,130	—	120,080,426	(1,340,555)	(30,061)	(2,184,824)	251,436	—	116,524,986
Disciplined Value	—	11,811,319	—	(12,633,763)	1,388,583	(566,139)	—	—	—
Disciplined Value International Select ETF	167	—	6,351	—	—	(318)	—	—	6,033
Disciplined Value Select ETF	230,105	—	7,083,342	(369,628)	(20,825)	(435,575)	—	—	6,257,314
Emerging Markets Debt	1,562,177	—	12,482,516	—	—	(63,206)	13,646	—	12,419,310
Emerging Markets Equity	350,149	4,182,980	242,572	(550,622)	(121,281)	136,505	—	—	3,890,154
Fundamental Large Cap Core	155,008	13,872,292	777,446	(3,419,129)	139,308	(1,246,342)	—	—	10,123,575
Global Equity	191,737	—	2,394,019	—	—	41,042	—	—	2,435,061
Global Senior Loan ETF	1,016,604	—	24,977,071	—	—	(212,598)	30,185	—	24,764,473
High Yield	3,828,656	—	11,486,055	—	—	(88)	14,866	—	11,485,967
International Dynamic Growth	172,154	—	2,713,727	—	—	44,184	—	—	2,757,911
John Hancock Collateral Trust	264,960	2,257,124	3,699,860	(3,306,107)	(300)	(527)	30,484	—	2,650,050
Multi-Asset High Income	491,118	—	4,999,686	—	—	(9,925)	12,147	—	4,989,761
Multifactor Emerging Markets ETF	52,664	1,923,104	90,708	(296,721)	132,721	(45,649)	—	—	1,804,163
Multifactor Mid Cap ETF	92,926	6,417,302	207,412	(564,264)	305,450	(128,707)	—	—	6,237,193
Multifactor Small Cap ETF	57,242	2,539,051	115,757	(264,504)	76,612	(11,807)	—	—	2,455,109
Select Bond	2,270,419	241,554,716	—	(216,694,948)	(22,845,652)	24,935,759	—	—	26,949,875
Short Duration Bond	1,516,232	—	14,154,967	—	—	(38,849)	18,654	—	14,116,118
Small Cap Dynamic Growth	166,954	2,541,756	322,218	(294,313)	28,621	(3,815)	—	—	2,594,467
Strategic Equity Allocation	2,004,265	42,288,737	776,689	(5,439,285)	(894,858)	187,277	—	—	36,918,560

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	489,819	—	$4,991,481	—	—	$4,669	$3,923	—	$4,996,150
					$(25,291,066)	$21,574,689	$1,403,925	—	$406,848,437
Managed Volatility Growth Portfolio
Blue Chip Growth	7,368,282	$209,211,778	$40,953,412	—	—	$(24,327,360)	—	—	$225,837,830
Bond	21,099,421	375,647,698	8,783,657	$(93,756,344)	$(11,242,977)	6,043,138	$4,158,182	—	285,475,172
Capital Appreciation Value	7,492,922	—	62,337,334	—	—	228,564	—	—	62,565,898
Core Bond	6,106,526	130,820,609	1,901,296	(63,610,117)	(12,384,356)	12,154,179	—	—	68,881,611
Core Bond ETF	17,881,137	—	481,312,813	(19,952,991)	(424,629)	(8,483,419)	983,119	—	452,451,774
Disciplined Value	—	292,460,831	—	(313,064,939)	34,934,245	(14,330,137)	—	—	—
Disciplined Value International Select ETF	6,131	—	233,179	—	—	(11,684)	—	—	221,495
Disciplined Value Select ETF	10,326,261	—	302,758,469	(2,144,481)	(135,561)	(19,673,314)	—	—	280,805,113
Diversified Real Assets	4,534,627	—	60,475,493	—	—	1,784,935	—	—	62,260,428
Emerging Markets Debt	7,222,046	—	57,707,368	—	—	(292,102)	63,159	—	57,415,266
Emerging Markets Equity	17,519,086	225,065,423	2,255,039	(33,081,266)	6,057,189	(5,659,334)	—	—	194,637,051
Fundamental Large Cap Core	5,663,069	439,777,882	5,226,274	(39,438,223)	10,235,012	(45,945,907)	—	—	369,855,038
Global Equity	3,229,004	—	40,316,995	—	—	691,361	—	—	41,008,356
Global Senior Loan ETF	4,192,417	—	103,004,632	—	—	(877,354)	124,479	—	102,127,278
High Yield	15,796,096	—	47,388,650	—	—	(363)	61,334	—	47,388,287
International Dynamic Growth	6,502,848	—	102,505,960	—	—	1,669,663	—	—	104,175,623
John Hancock Collateral Trust	4,383,066	71,014,641	116,055,189	(143,216,203)	(10,931)	(4,582)	590,895	—	43,838,114
Mid Cap Growth	6,932,498	84,248,614	—	(737,958)	28,900	(3,399,878)	—	—	80,139,678
Mid Value	10,934,218	108,160,817	—	(7,937,962)	1,296,624	2,792,962	—	—	104,312,441
Multi-Asset High Income	3,462,539	—	35,249,325	—	—	(69,924)	85,630	—	35,179,401
Multifactor Developed International ETF	5,326,926	251,770,351	1,833	(32,648,024)	13,436,842	(6,857,549)	—	—	225,703,453
Multifactor Emerging Markets ETF	3,188,369	103,701,590	13,615,271	(12,774,119)	4,094,260	590,143	—	—	109,227,145
Multifactor Mid Cap ETF	1,671,357	115,431,091	4,688	(6,354,909)	3,212,638	(112,026)	—	—	112,181,482
Multifactor Small Cap ETF	2,399,140	106,622,268	8,737	(6,250,745)	2,577,796	(58,941)	—	—	102,899,115
Select Bond	8,526,582	963,530,907	13,957,968	(884,897,306)	(95,770,515)	104,389,476	—	—	101,210,530
Short Duration Bond	9,593,559	—	89,571,190	—	—	(255,156)	122,506	—	89,316,034
Small Cap Dynamic Growth	4,903,596	106,729,819	69,185	(31,078,412)	2,226,254	(1,744,968)	—	—	76,201,878
Strategic Equity Allocation	69,939,984	1,586,921,935	—	(268,253,786)	8,844,214	(39,217,860)	—	—	1,288,294,503

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	3,453,376	—	$35,191,475	—	—	$32,960	$27,780	—	$35,224,435
					$(33,024,995)	$(40,944,477)	$6,217,084	—	$4,758,834,429
Managed Volatility Moderate Portfolio
Blue Chip Growth	793,410	$28,513,561	$698,714	$(1,566,766)	$570,532	$(3,898,037)	—	—	$24,318,004
Bond	7,762,695	148,506,783	1,611,953	(43,070,310)	(5,178,810)	3,159,646	$1,611,953	—	105,029,262
Capital Appreciation Value	2,665,220	—	22,753,567	—	—	(498,977)	—	—	22,254,590
Core Bond	3,884,250	51,654,854	—	(7,834,070)	(1,489,524)	1,483,075	—	—	43,814,335
Core Bond ETF	8,025,129	—	214,140,920	(7,116,375)	(154,904)	(3,807,394)	441,530	—	203,062,247
Disciplined Value	—	42,244,879	—	(45,185,002)	4,954,720	(2,014,597)	—	—	—
Disciplined Value International Select ETF	679	—	25,824	—	—	(1,294)	—	—	24,530
Disciplined Value Select ETF	867,649	—	25,241,258	(384)	(20)	(1,646,614)	—	—	23,594,240
Diversified Real Assets	476,929	—	6,360,494	—	—	187,736	—	—	6,548,230
Emerging Markets Debt	2,523,465	—	20,163,640	—	—	(102,091)	22,077	—	20,061,549
Emerging Markets Equity	1,622,806	19,846,878	338,567	(2,220,005)	322,611	(258,677)	—	—	18,029,374
Fundamental Large Cap Core	713,825	60,592,261	1,556,949	(10,682,279)	1,309,165	(6,156,161)	—	—	46,619,935
Global Equity	679,217	—	8,480,658	—	—	145,400	—	—	8,626,058
Global Senior Loan ETF	1,597,486	—	39,248,937	—	—	(334,178)	47,433	—	38,914,759
High Yield	6,014,898	—	18,044,832	—	—	(139)	23,355	—	18,044,693
International Dynamic Growth	704,917	—	11,111,836	—	—	180,935	—	—	11,292,771
John Hancock Collateral Trust	374,361	6,670,940	10,055,886	(12,980,713)	(1,291)	(576)	64,889	—	3,744,246
Mid Cap Growth	719,112	8,870,657	—	(212,175)	85,891	(431,442)	—	—	8,312,931
Mid Value	1,147,689	11,547,596	160,863	(1,196,434)	255,209	181,718	—	—	10,948,952
Multi-Asset High Income	835,083	—	8,501,312	—	—	(16,874)	20,653	—	8,484,438
Multifactor Developed International ETF	197,215	9,931,443	76,017	(1,922,584)	705,186	(434,003)	—	—	8,356,059
Multifactor Emerging Markets ETF	248,099	9,149,029	182,145	(1,246,449)	398,029	16,622	—	—	8,499,376
Multifactor Mid Cap ETF	103,712	7,287,989	52,137	(579,485)	292,295	(91,787)	—	—	6,961,149
Multifactor Small Cap ETF	207,397	9,311,534	143,466	(794,208)	473,198	(238,733)	—	—	8,895,257
Select Bond	2,864,591	379,548,798	—	(349,277,458)	(38,487,511)	42,218,869	—	—	34,002,698
Short Duration Bond	2,365,840	—	22,087,950	—	—	(61,980)	29,759	—	22,025,970
Small Cap Dynamic Growth	506,429	9,321,389	185,751	(1,698,649)	171,902	(110,480)	—	—	7,869,913
Strategic Equity Allocation	7,949,253	177,688,585	—	(28,210,046)	(1,581,366)	(1,471,935)	—	—	146,425,238

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	832,873	—	$8,487,361	—	—	$7,941	$6,703	—	$8,495,302
					$(37,354,688)	$26,005,973	$2,268,352	—	$873,256,106
Mid Cap Growth Trust
John Hancock Collateral Trust	554,102	$3,302,510	$53,676,525	$(51,435,824)	$(1,809)	$565	$5,636	—	$5,541,967
Mid Cap Index Trust
John Hancock Collateral Trust	3,567,057	$41,460,269	$68,864,189	$(74,638,062)	$(3,008)	$(6,755)	$358,206	—	$35,676,633
Mid Value Trust
John Hancock Collateral Trust	1,382,772	$10,052,151	$58,485,959	$(54,707,266)	$(1,577)	$801	$18,639	—	$13,830,068
Opportunistic Fixed Income Trust
John Hancock Collateral Trust	109,346	$1,241,384	$4,882,831	$(5,030,276)	$(344)	$50	$4,311	—	$1,093,645
Real Estate Securities Trust
John Hancock Collateral Trust	—	—	$4,524,650	$(4,524,683)	$33	—	—	—	—
Science & Technology Trust
John Hancock Collateral Trust	63,151	$1,164,046	$5,554,248	$(6,086,376)	$(329)	$26	$12,122	—	$631,615
Select Bond Trust
John Hancock Collateral Trust	9,336,653	$42,877,758	$515,537,844	$(465,028,255)	$(7,652)	$2,707	$468,687	—	$93,382,402
Short Term Government Income Trust
John Hancock Collateral Trust	691,968	$177,331	$32,720,380	$(25,977,329)	$54	$419	$12,412	—	$6,920,855
Small Cap Core Trust
John Hancock Collateral Trust	517,407	$6,550,722	$28,150,324	$(29,523,280)	$(2,259)	$(561)	$86,005	—	$5,174,946
Small Cap Index Trust
John Hancock Collateral Trust	2,739,196	$32,545,813	$54,240,846	$(59,382,952)	$(3,716)	$(3,370)	$225,273	—	$27,396,621
Small Cap Opportunities Trust
John Hancock Collateral Trust	308,409	$11,475,949	$22,071,299	$(30,461,511)	$(1,427)	$303	$779	—	$3,084,613
Small Cap Stock Trust
John Hancock Collateral Trust	179,058	$4,275,486	$48,764,742	$(51,246,746)	$(2,847)	$253	$4,643	—	$1,790,888
Small Company Value Trust
John Hancock Collateral Trust	168,328	$648,753	$6,055,204	$(5,020,129)	$(252)	$(12)	$617	—	$1,683,564
Strategic Equity Allocation Trust
John Hancock Collateral Trust	18,471,208	$254,359,216	$375,077,774	$(444,639,611)	$(45,745)	$(8,154)	$2,008,558	—	$184,743,480
Strategic Income Opportunities Trust
John Hancock Collateral Trust	680,762	$8,393,942	$22,276,185	$(23,859,589)	$(1,741)	$(22)	$68,808	—	$6,808,775
Total Bond Market Trust
John Hancock Collateral Trust	696,555	$9,453,324	$44,735,683	$(47,220,350)	$(2,506)	$582	$65,376	—	$6,966,733
Total Stock Market Index Trust
John Hancock Collateral Trust	1,868,066	$33,472,592	$19,658,128	$(34,441,713)	$(852)	$(4,319)	$218,652	—	$18,683,836
U.S. Growth Trust
John Hancock Collateral Trust	—	—	$8,116,125	$(8,116,213)	$88	—	$282	—	—
Ultra Short Term Bond Trust
John Hancock Collateral Trust	572,186	$1,232,529	$60,469,790	$(55,978,247)	$(1,345)	$106	$37,465	—	$5,722,833

Investment in affiliates of advisor. Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	59,700	$2,167,825	—	—	—	$(111,306)	$17,990	—	$2,056,519
Restricted securities. The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2026:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
New Cotai, Inc., Class B	4-12-13	0	3	—	—	3	0.0%	0
								$166
Mid Cap Growth Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.2%	$948,017
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.1%	687,870
								$1,635,887
[1]	Less than 0.05%.
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the portfolios' holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the portfolios' transactions in the securities of these issuers during the period ended March 31, 2026, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
American International Trust
American International Fund - Class 1	16,802,828	$388,235,761	$649,016	$(14,171,795)	$1,676,315	$(5,214,836)	—	—	$371,174,461
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios), Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio (collectively, the Managed Volatility Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios and Managed Volatility Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.